UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07589
The Hartford Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a) The Annual Shareholder Reports for each of Hartford Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, Hartford Global Impact Fund, Hartford International Equity Fund, The Hartford International Growth Fund, The Hartford International Opportunities Fund, The Hartford International Value Fund, Hartford Dynamic Bond Fund, The Hartford Emerging Markets Local Debt Fund, The Hartford Floating Rate Fund, The Hartford High Yield Fund, The Hartford Inflation Plus Fund, Hartford Low Duration High Income Fund, The Hartford Municipal Opportunities Fund, Hartford Municipal Short Duration Fund, The Hartford Short Duration Fund, The Hartford Strategic Income Fund, Hartford Sustainable Municipal Bond Fund, The Hartford Total Return Bond Fund and The Hartford World Bond Fund are filed herewith.

Annual Shareholder Report
October 31, 2025
Hartford Climate Opportunities Fund
Class A/HEOMX
This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.19%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, modestly contributed to relative performance due to the Fund’s lack of exposure to the Health Care sector and underweight exposure to the Consumer Staples sector.
  Security selection within the Communication Services sector added to relative returns during the period.
  Top individual contributors over the period were out of benchmark allocations to NEXTracker  (Industrials), WESCO International (Industrials) and UL Solutions (Industrials) and an overweight to Vertiv Holdings (Industrials) and Swiss RE (Financials).
Top Detractors to Performance
  Sector allocation detracted from results within the period, driven by the Fund’s underweight within the Information Technology sector and overweight to the Consumer Discretionary sector.
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology and Financials sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), overweights to Carlisle (Industrials) and Smurfit WestRock (Materials), and an out-of-benchmark allocation to Boise Cascade (Industrials).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 29, 2016)
Class A (with 5.50% maximum front-end sales charge)	8.99%	8.67%	10.76%
Class A (without 5.50% maximum front-end sales charge)	15.33%	9.91%	11.41%
MSCI ACWI Index (Net)	22.64%	14.61%	12.78%
Prior to November 8, 2019, the Fund pursued a modified strategy and Wellington Management Company LLP served as the Fund’s only sub-adviser.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$123,330,071
Total number of portfolio holdings (excluding derivatives, if any)	97
Total investment management fees paid	$766,044
Portfolio turnover rate	61%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	46.6%
Information Technology	19.6%
Utilities	7.5%
Consumer Discretionary	7.0%
Financials	5.1%
Materials	4.9%
Communication Services	3.5%
Consumer Staples	3.2%
Real Estate	0.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHEOMX_1025

Annual Shareholder Report
October 31, 2025
Hartford Climate Opportunities Fund
Class C/HEONX
This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.94%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, modestly contributed to relative performance due to the Fund’s lack of exposure to the Health Care sector and underweight exposure to the Consumer Staples sector.
  Security selection within the Communication Services sector added to relative returns during the period.
  Top individual contributors over the period were out of benchmark allocations to NEXTracker  (Industrials), WESCO International (Industrials) and UL Solutions (Industrials) and an overweight to Vertiv Holdings (Industrials) and Swiss RE (Financials).
Top Detractors to Performance
  Sector allocation detracted from results within the period, driven by the Fund’s underweight within the Information Technology sector and overweight to the Consumer Discretionary sector.
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology and Financials sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), overweights to Carlisle (Industrials) and Smurfit WestRock (Materials), and an out-of-benchmark allocation to Boise Cascade (Industrials).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 29, 2016)
Class C (with 1.00% contingent deferred sales charge)	13.52%	9.08%	10.83%
Class C (without 1.00% contingent deferred sales charge)	14.52%	9.08%	10.83%
MSCI ACWI Index (Net)	22.64%	14.61%	12.78%
Prior to November 8, 2019, the Fund pursued a modified strategy and Wellington Management Company LLP served as the Fund’s only sub-adviser.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$123,330,071
Total number of portfolio holdings (excluding derivatives, if any)	97
Total investment management fees paid	$766,044
Portfolio turnover rate	61%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	46.6%
Information Technology	19.6%
Utilities	7.5%
Consumer Discretionary	7.0%
Financials	5.1%
Materials	4.9%
Communication Services	3.5%
Consumer Staples	3.2%
Real Estate	0.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHEONX_1025

Annual Shareholder Report
October 31, 2025
Hartford Climate Opportunities Fund
Class I/HEOIX
This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.89%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, modestly contributed to relative performance due to the Fund’s lack of exposure to the Health Care sector and underweight exposure to the Consumer Staples sector.
  Security selection within the Communication Services sector added to relative returns during the period.
  Top individual contributors over the period were out of benchmark allocations to NEXTracker  (Industrials), WESCO International (Industrials) and UL Solutions (Industrials) and an overweight to Vertiv Holdings (Industrials) and Swiss RE (Financials).
Top Detractors to Performance
  Sector allocation detracted from results within the period, driven by the Fund’s underweight within the Information Technology sector and overweight to the Consumer Discretionary sector.
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology and Financials sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), overweights to Carlisle (Industrials) and Smurfit WestRock (Materials), and an out-of-benchmark allocation to Boise Cascade (Industrials).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 29, 2016)
Class I	15.69%	10.23%	11.73%
MSCI ACWI Index (Net)	22.64%	14.61%	12.78%
Prior to November 8, 2019, the Fund pursued a modified strategy and Wellington Management Company LLP served as the Fund’s only sub-adviser.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$123,330,071
Total number of portfolio holdings (excluding derivatives, if any)	97
Total investment management fees paid	$766,044
Portfolio turnover rate	61%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	46.6%
Information Technology	19.6%
Utilities	7.5%
Consumer Discretionary	7.0%
Financials	5.1%
Materials	4.9%
Communication Services	3.5%
Consumer Staples	3.2%
Real Estate	0.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHEOIX_1025

Annual Shareholder Report
October 31, 2025
Hartford Climate Opportunities Fund
Class R3/HEORX
This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$152	1.41%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, modestly contributed to relative performance due to the Fund’s lack of exposure to the Health Care sector and underweight exposure to the Consumer Staples sector.
  Security selection within the Communication Services sector added to relative returns during the period.
  Top individual contributors over the period were out of benchmark allocations to NEXTracker  (Industrials), WESCO International (Industrials) and UL Solutions (Industrials) and an overweight to Vertiv Holdings (Industrials) and Swiss RE (Financials).
Top Detractors to Performance
  Sector allocation detracted from results within the period, driven by the Fund’s underweight within the Information Technology sector and overweight to the Consumer Discretionary sector.
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology and Financials sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), overweights to Carlisle (Industrials) and Smurfit WestRock (Materials), and an out-of-benchmark allocation to Boise Cascade (Industrials).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 29, 2016)
Class R3	15.15%	9.75%	11.45%
MSCI ACWI Index (Net)	22.64%	14.61%	12.78%
Prior to November 8, 2019, the Fund pursued a modified strategy and Wellington Management Company LLP served as the Fund’s only sub-adviser.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$123,330,071
Total number of portfolio holdings (excluding derivatives, if any)	97
Total investment management fees paid	$766,044
Portfolio turnover rate	61%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	46.6%
Information Technology	19.6%
Utilities	7.5%
Consumer Discretionary	7.0%
Financials	5.1%
Materials	4.9%
Communication Services	3.5%
Consumer Staples	3.2%
Real Estate	0.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHEORX_1025

Annual Shareholder Report
October 31, 2025
Hartford Climate Opportunities Fund
Class R4/HEOSX
This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$119	1.11%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, modestly contributed to relative performance due to the Fund’s lack of exposure to the Health Care sector and underweight exposure to the Consumer Staples sector.
  Security selection within the Communication Services sector added to relative returns during the period.
  Top individual contributors over the period were out of benchmark allocations to NEXTracker  (Industrials), WESCO International (Industrials) and UL Solutions (Industrials) and an overweight to Vertiv Holdings (Industrials) and Swiss RE (Financials).
Top Detractors to Performance
  Sector allocation detracted from results within the period, driven by the Fund’s underweight within the Information Technology sector and overweight to the Consumer Discretionary sector.
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology and Financials sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), overweights to Carlisle (Industrials) and Smurfit WestRock (Materials), and an out-of-benchmark allocation to Boise Cascade (Industrials).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 29, 2016)
Class R4	15.18%	10.01%	11.53%
MSCI ACWI Index (Net)	22.64%	14.61%	12.78%
Prior to November 8, 2019, the Fund pursued a modified strategy and Wellington Management Company LLP served as the Fund’s only sub-adviser.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$123,330,071
Total number of portfolio holdings (excluding derivatives, if any)	97
Total investment management fees paid	$766,044
Portfolio turnover rate	61%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	46.6%
Information Technology	19.6%
Utilities	7.5%
Consumer Discretionary	7.0%
Financials	5.1%
Materials	4.9%
Communication Services	3.5%
Consumer Staples	3.2%
Real Estate	0.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHEOSX_1025

Annual Shareholder Report
October 31, 2025
Hartford Climate Opportunities Fund
Class R5/HEOTX
This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$87	0.81%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, modestly contributed to relative performance due to the Fund’s lack of exposure to the Health Care sector and underweight exposure to the Consumer Staples sector.
  Security selection within the Communication Services sector added to relative returns during the period.
  Top individual contributors over the period were out of benchmark allocations to NEXTracker  (Industrials), WESCO International (Industrials) and UL Solutions (Industrials) and an overweight to Vertiv Holdings (Industrials) and Swiss RE (Financials).
Top Detractors to Performance
  Sector allocation detracted from results within the period, driven by the Fund’s underweight within the Information Technology sector and overweight to the Consumer Discretionary sector.
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology and Financials sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), overweights to Carlisle (Industrials) and Smurfit WestRock (Materials), and an out-of-benchmark allocation to Boise Cascade (Industrials).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 29, 2016)
Class R5	15.77%	10.31%	11.75%
MSCI ACWI Index (Net)	22.64%	14.61%	12.78%
Prior to November 8, 2019, the Fund pursued a modified strategy and Wellington Management Company LLP served as the Fund’s only sub-adviser.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$123,330,071
Total number of portfolio holdings (excluding derivatives, if any)	97
Total investment management fees paid	$766,044
Portfolio turnover rate	61%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	46.6%
Information Technology	19.6%
Utilities	7.5%
Consumer Discretionary	7.0%
Financials	5.1%
Materials	4.9%
Communication Services	3.5%
Consumer Staples	3.2%
Real Estate	0.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHEOTX_1025

Annual Shareholder Report
October 31, 2025
Hartford Climate Opportunities Fund
Class R6/HEOVX
This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, modestly contributed to relative performance due to the Fund’s lack of exposure to the Health Care sector and underweight exposure to the Consumer Staples sector.
  Security selection within the Communication Services sector added to relative returns during the period.
  Top individual contributors over the period were out of benchmark allocations to NEXTracker  (Industrials), WESCO International (Industrials) and UL Solutions (Industrials) and an overweight to Vertiv Holdings (Industrials) and Swiss RE (Financials).
Top Detractors to Performance
  Sector allocation detracted from results within the period, driven by the Fund’s underweight within the Information Technology sector and overweight to the Consumer Discretionary sector.
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology and Financials sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), overweights to Carlisle (Industrials) and Smurfit WestRock (Materials), and an out-of-benchmark allocation to Boise Cascade (Industrials).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 29, 2016)
Class R6	15.92%	10.44%	11.88%
MSCI ACWI Index (Net)	22.64%	14.61%	12.78%
Prior to November 8, 2019, the Fund pursued a modified strategy and Wellington Management Company LLP served as the Fund’s only sub-adviser.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$123,330,071
Total number of portfolio holdings (excluding derivatives, if any)	97
Total investment management fees paid	$766,044
Portfolio turnover rate	61%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	46.6%
Information Technology	19.6%
Utilities	7.5%
Consumer Discretionary	7.0%
Financials	5.1%
Materials	4.9%
Communication Services	3.5%
Consumer Staples	3.2%
Real Estate	0.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHEOVX_1025

Annual Shareholder Report
October 31, 2025
Hartford Climate Opportunities Fund
Class Y/HEOYX
This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$85	0.79%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, modestly contributed to relative performance due to the Fund’s lack of exposure to the Health Care sector and underweight exposure to the Consumer Staples sector.
  Security selection within the Communication Services sector added to relative returns during the period.
  Top individual contributors over the period were out of benchmark allocations to NEXTracker  (Industrials), WESCO International (Industrials) and UL Solutions (Industrials) and an overweight to Vertiv Holdings (Industrials) and Swiss RE (Financials).
Top Detractors to Performance
  Sector allocation detracted from results within the period, driven by the Fund’s underweight within the Information Technology sector and overweight to the Consumer Discretionary sector.
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology and Financials sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), overweights to Carlisle (Industrials) and Smurfit WestRock (Materials), and an out-of-benchmark allocation to Boise Cascade (Industrials).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 29, 2016)
Class Y	15.86%	10.33%	11.81%
MSCI ACWI Index (Net)	22.64%	14.61%	12.78%
Prior to November 8, 2019, the Fund pursued a modified strategy and Wellington Management Company LLP served as the Fund’s only sub-adviser.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$123,330,071
Total number of portfolio holdings (excluding derivatives, if any)	97
Total investment management fees paid	$766,044
Portfolio turnover rate	61%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	46.6%
Information Technology	19.6%
Utilities	7.5%
Consumer Discretionary	7.0%
Financials	5.1%
Materials	4.9%
Communication Services	3.5%
Consumer Staples	3.2%
Real Estate	0.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHEOYX_1025

Annual Shareholder Report
October 31, 2025
Hartford Climate Opportunities Fund
Class F/HEOFX
This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$75	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, modestly contributed to relative performance due to the Fund’s lack of exposure to the Health Care sector and underweight exposure to the Consumer Staples sector.
  Security selection within the Communication Services sector added to relative returns during the period.
  Top individual contributors over the period were out of benchmark allocations to NEXTracker  (Industrials), WESCO International (Industrials) and UL Solutions (Industrials) and an overweight to Vertiv Holdings (Industrials) and Swiss RE (Financials).
Top Detractors to Performance
  Sector allocation detracted from results within the period, driven by the Fund’s underweight within the Information Technology sector and overweight to the Consumer Discretionary sector.
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology and Financials sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), overweights to Carlisle (Industrials) and Smurfit WestRock (Materials), and an out-of-benchmark allocation to Boise Cascade (Industrials).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 29, 2016)
Class F	15.95%	10.45%	11.87%
MSCI ACWI Index (Net)	22.64%	14.61%	12.78%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Prior to November 8, 2019, the Fund pursued a modified strategy and Wellington Management Company LLP served as the Fund’s only sub-adviser.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$123,330,071
Total number of portfolio holdings (excluding derivatives, if any)	97
Total investment management fees paid	$766,044
Portfolio turnover rate	61%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	46.6%
Information Technology	19.6%
Utilities	7.5%
Consumer Discretionary	7.0%
Financials	5.1%
Materials	4.9%
Communication Services	3.5%
Consumer Staples	3.2%
Real Estate	0.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHEOFX_1025

Annual Shareholder Report
October 31, 2025
Hartford Emerging Markets Equity Fund
Class A/HERAX
This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$164	1.45%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI Emerging Markets Index. Artificial intelligence-driven growth and stimulus measures supported Asia’s outlook, even as China faced persistent property market challenges and deflationary pressures. Trade tensions and shifting tariff policies, especially between China, the United States, and Mexico, played a central role in shaping regional strategies, with Mexico imposing steep tariffs on Asian imports and China negotiating temporary relief. Central banks diverged in response as Brazil held firm on tight monetary policy, while Mexico, India, and China leaned on rate cuts and fiscal support. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Selection within the Financials, Industrials, and Real Estate sectors contributed positively to performance during the period.
  Top individual contributors over the period were overweight positions in Hyundai Rotem (Industrials) and China CITIC Bank (Financials) as well as an out-of-benchmark allocation to Harmony Gold Mining (Materials).
Top Detractors to Performance
  The Fund’s overweight allocation to the Real Estate and the Consumer Staples sectors was a primary detractor to performance during the period.
  Security selection within the Information Technology and Healthcare sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Xiaomi (Information Technology) and Coal India (Energy) as well as our underweight position in Alibaba Group Holding (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	19.11%	8.53%	7.50%
Class A (without 5.50% maximum front-end sales charge)	26.04%	9.77%	8.11%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$487,847,937
Total number of portfolio holdings (excluding derivatives, if any)	220
Total investment management fees paid	$3,664,208
Portfolio turnover rate	109%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
Taiwan	20.4%
South Korea	14.2%
India	13.3%
Brazil	3.7%
United Arab Emirates	3.2%
South Africa	3.1%
Thailand	2.1%
Mexico	1.8%
Saudi Arabia	1.7%
Other**	5.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHERAX_1025

Annual Shareholder Report
October 31, 2025
Hartford Emerging Markets Equity Fund
Class C/HERCX
This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$248	2.20%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI Emerging Markets Index. Artificial intelligence-driven growth and stimulus measures supported Asia’s outlook, even as China faced persistent property market challenges and deflationary pressures. Trade tensions and shifting tariff policies, especially between China, the United States, and Mexico, played a central role in shaping regional strategies, with Mexico imposing steep tariffs on Asian imports and China negotiating temporary relief. Central banks diverged in response as Brazil held firm on tight monetary policy, while Mexico, India, and China leaned on rate cuts and fiscal support. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Selection within the Financials, Industrials, and Real Estate sectors contributed positively to performance during the period.
  Top individual contributors over the period were overweight positions in Hyundai Rotem (Industrials) and China CITIC Bank (Financials) as well as an out-of-benchmark allocation to Harmony Gold Mining (Materials).
Top Detractors to Performance
  The Fund’s overweight allocation to the Real Estate and the Consumer Staples sectors was a primary detractor to performance during the period.
  Security selection within the Information Technology and Healthcare sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Xiaomi (Information Technology) and Coal India (Energy) as well as our underweight position in Alibaba Group Holding (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	24.10%	8.96%	7.30%
Class C (without 1.00% contingent deferred sales charge)	25.10%	8.96%	7.30%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$487,847,937
Total number of portfolio holdings (excluding derivatives, if any)	220
Total investment management fees paid	$3,664,208
Portfolio turnover rate	109%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
Taiwan	20.4%
South Korea	14.2%
India	13.3%
Brazil	3.7%
United Arab Emirates	3.2%
South Africa	3.1%
Thailand	2.1%
Mexico	1.8%
Saudi Arabia	1.7%
Other**	5.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHERCX_1025

Annual Shareholder Report
October 31, 2025
Hartford Emerging Markets Equity Fund
Class I/HERIX
This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$130	1.15%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI Emerging Markets Index. Artificial intelligence-driven growth and stimulus measures supported Asia’s outlook, even as China faced persistent property market challenges and deflationary pressures. Trade tensions and shifting tariff policies, especially between China, the United States, and Mexico, played a central role in shaping regional strategies, with Mexico imposing steep tariffs on Asian imports and China negotiating temporary relief. Central banks diverged in response as Brazil held firm on tight monetary policy, while Mexico, India, and China leaned on rate cuts and fiscal support. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Selection within the Financials, Industrials, and Real Estate sectors contributed positively to performance during the period.
  Top individual contributors over the period were overweight positions in Hyundai Rotem (Industrials) and China CITIC Bank (Financials) as well as an out-of-benchmark allocation to Harmony Gold Mining (Materials).
Top Detractors to Performance
  The Fund’s overweight allocation to the Real Estate and the Consumer Staples sectors was a primary detractor to performance during the period.
  Security selection within the Information Technology and Healthcare sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Xiaomi (Information Technology) and Coal India (Energy) as well as our underweight position in Alibaba Group Holding (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	26.29%	10.11%	8.45%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$487,847,937
Total number of portfolio holdings (excluding derivatives, if any)	220
Total investment management fees paid	$3,664,208
Portfolio turnover rate	109%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
Taiwan	20.4%
South Korea	14.2%
India	13.3%
Brazil	3.7%
United Arab Emirates	3.2%
South Africa	3.1%
Thailand	2.1%
Mexico	1.8%
Saudi Arabia	1.7%
Other**	5.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHERIX_1025

Annual Shareholder Report
October 31, 2025
Hartford Emerging Markets Equity Fund
Class R3/HERRX
This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$192	1.70%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI Emerging Markets Index. Artificial intelligence-driven growth and stimulus measures supported Asia’s outlook, even as China faced persistent property market challenges and deflationary pressures. Trade tensions and shifting tariff policies, especially between China, the United States, and Mexico, played a central role in shaping regional strategies, with Mexico imposing steep tariffs on Asian imports and China negotiating temporary relief. Central banks diverged in response as Brazil held firm on tight monetary policy, while Mexico, India, and China leaned on rate cuts and fiscal support. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Selection within the Financials, Industrials, and Real Estate sectors contributed positively to performance during the period.
  Top individual contributors over the period were overweight positions in Hyundai Rotem (Industrials) and China CITIC Bank (Financials) as well as an out-of-benchmark allocation to Harmony Gold Mining (Materials).
Top Detractors to Performance
  The Fund’s overweight allocation to the Real Estate and the Consumer Staples sectors was a primary detractor to performance during the period.
  Security selection within the Information Technology and Healthcare sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Xiaomi (Information Technology) and Coal India (Energy) as well as our underweight position in Alibaba Group Holding (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	25.74%	9.52%	7.84%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$487,847,937
Total number of portfolio holdings (excluding derivatives, if any)	220
Total investment management fees paid	$3,664,208
Portfolio turnover rate	109%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
Taiwan	20.4%
South Korea	14.2%
India	13.3%
Brazil	3.7%
United Arab Emirates	3.2%
South Africa	3.1%
Thailand	2.1%
Mexico	1.8%
Saudi Arabia	1.7%
Other**	5.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHERRX_1025

Annual Shareholder Report
October 31, 2025
Hartford Emerging Markets Equity Fund
Class R4/HERSX
This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$162	1.43%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI Emerging Markets Index. Artificial intelligence-driven growth and stimulus measures supported Asia’s outlook, even as China faced persistent property market challenges and deflationary pressures. Trade tensions and shifting tariff policies, especially between China, the United States, and Mexico, played a central role in shaping regional strategies, with Mexico imposing steep tariffs on Asian imports and China negotiating temporary relief. Central banks diverged in response as Brazil held firm on tight monetary policy, while Mexico, India, and China leaned on rate cuts and fiscal support. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Selection within the Financials, Industrials, and Real Estate sectors contributed positively to performance during the period.
  Top individual contributors over the period were overweight positions in Hyundai Rotem (Industrials) and China CITIC Bank (Financials) as well as an out-of-benchmark allocation to Harmony Gold Mining (Materials).
Top Detractors to Performance
  The Fund’s overweight allocation to the Real Estate and the Consumer Staples sectors was a primary detractor to performance during the period.
  Security selection within the Information Technology and Healthcare sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Xiaomi (Information Technology) and Coal India (Energy) as well as our underweight position in Alibaba Group Holding (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	26.09%	9.77%	8.11%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$487,847,937
Total number of portfolio holdings (excluding derivatives, if any)	220
Total investment management fees paid	$3,664,208
Portfolio turnover rate	109%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
Taiwan	20.4%
South Korea	14.2%
India	13.3%
Brazil	3.7%
United Arab Emirates	3.2%
South Africa	3.1%
Thailand	2.1%
Mexico	1.8%
Saudi Arabia	1.7%
Other**	5.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHERSX_1025

Annual Shareholder Report
October 31, 2025
Hartford Emerging Markets Equity Fund
Class R5/HERTX
This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$122	1.08%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI Emerging Markets Index. Artificial intelligence-driven growth and stimulus measures supported Asia’s outlook, even as China faced persistent property market challenges and deflationary pressures. Trade tensions and shifting tariff policies, especially between China, the United States, and Mexico, played a central role in shaping regional strategies, with Mexico imposing steep tariffs on Asian imports and China negotiating temporary relief. Central banks diverged in response as Brazil held firm on tight monetary policy, while Mexico, India, and China leaned on rate cuts and fiscal support. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Selection within the Financials, Industrials, and Real Estate sectors contributed positively to performance during the period.
  Top individual contributors over the period were overweight positions in Hyundai Rotem (Industrials) and China CITIC Bank (Financials) as well as an out-of-benchmark allocation to Harmony Gold Mining (Materials).
Top Detractors to Performance
  The Fund’s overweight allocation to the Real Estate and the Consumer Staples sectors was a primary detractor to performance during the period.
  Security selection within the Information Technology and Healthcare sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Xiaomi (Information Technology) and Coal India (Energy) as well as our underweight position in Alibaba Group Holding (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	26.49%	10.07%	8.37%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$487,847,937
Total number of portfolio holdings (excluding derivatives, if any)	220
Total investment management fees paid	$3,664,208
Portfolio turnover rate	109%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
Taiwan	20.4%
South Korea	14.2%
India	13.3%
Brazil	3.7%
United Arab Emirates	3.2%
South Africa	3.1%
Thailand	2.1%
Mexico	1.8%
Saudi Arabia	1.7%
Other**	5.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHERTX_1025

Annual Shareholder Report
October 31, 2025
Hartford Emerging Markets Equity Fund
Class R6/HERVX
This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$111	0.98%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI Emerging Markets Index. Artificial intelligence-driven growth and stimulus measures supported Asia’s outlook, even as China faced persistent property market challenges and deflationary pressures. Trade tensions and shifting tariff policies, especially between China, the United States, and Mexico, played a central role in shaping regional strategies, with Mexico imposing steep tariffs on Asian imports and China negotiating temporary relief. Central banks diverged in response as Brazil held firm on tight monetary policy, while Mexico, India, and China leaned on rate cuts and fiscal support. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Selection within the Financials, Industrials, and Real Estate sectors contributed positively to performance during the period.
  Top individual contributors over the period were overweight positions in Hyundai Rotem (Industrials) and China CITIC Bank (Financials) as well as an out-of-benchmark allocation to Harmony Gold Mining (Materials).
Top Detractors to Performance
  The Fund’s overweight allocation to the Real Estate and the Consumer Staples sectors was a primary detractor to performance during the period.
  Security selection within the Information Technology and Healthcare sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Xiaomi (Information Technology) and Coal India (Energy) as well as our underweight position in Alibaba Group Holding (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	26.65%	10.30%	8.62%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Performance for Class R6 shares prior to February 28, 2018 (the inception date of Class R6) reflects the performance of the Fund's Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$487,847,937
Total number of portfolio holdings (excluding derivatives, if any)	220
Total investment management fees paid	$3,664,208
Portfolio turnover rate	109%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
Taiwan	20.4%
South Korea	14.2%
India	13.3%
Brazil	3.7%
United Arab Emirates	3.2%
South Africa	3.1%
Thailand	2.1%
Mexico	1.8%
Saudi Arabia	1.7%
Other**	5.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHERVX_1025

Annual Shareholder Report
October 31, 2025
Hartford Emerging Markets Equity Fund
Class Y/HERYX
This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$125	1.10%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI Emerging Markets Index. Artificial intelligence-driven growth and stimulus measures supported Asia’s outlook, even as China faced persistent property market challenges and deflationary pressures. Trade tensions and shifting tariff policies, especially between China, the United States, and Mexico, played a central role in shaping regional strategies, with Mexico imposing steep tariffs on Asian imports and China negotiating temporary relief. Central banks diverged in response as Brazil held firm on tight monetary policy, while Mexico, India, and China leaned on rate cuts and fiscal support. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Selection within the Financials, Industrials, and Real Estate sectors contributed positively to performance during the period.
  Top individual contributors over the period were overweight positions in Hyundai Rotem (Industrials) and China CITIC Bank (Financials) as well as an out-of-benchmark allocation to Harmony Gold Mining (Materials).
Top Detractors to Performance
  The Fund’s overweight allocation to the Real Estate and the Consumer Staples sectors was a primary detractor to performance during the period.
  Security selection within the Information Technology and Healthcare sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Xiaomi (Information Technology) and Coal India (Energy) as well as our underweight position in Alibaba Group Holding (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	26.47%	10.18%	8.52%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$487,847,937
Total number of portfolio holdings (excluding derivatives, if any)	220
Total investment management fees paid	$3,664,208
Portfolio turnover rate	109%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
Taiwan	20.4%
South Korea	14.2%
India	13.3%
Brazil	3.7%
United Arab Emirates	3.2%
South Africa	3.1%
Thailand	2.1%
Mexico	1.8%
Saudi Arabia	1.7%
Other**	5.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHERYX_1025

Annual Shareholder Report
October 31, 2025
Hartford Emerging Markets Equity Fund
Class F/HERFX
This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$111	0.98%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI Emerging Markets Index. Artificial intelligence-driven growth and stimulus measures supported Asia’s outlook, even as China faced persistent property market challenges and deflationary pressures. Trade tensions and shifting tariff policies, especially between China, the United States, and Mexico, played a central role in shaping regional strategies, with Mexico imposing steep tariffs on Asian imports and China negotiating temporary relief. Central banks diverged in response as Brazil held firm on tight monetary policy, while Mexico, India, and China leaned on rate cuts and fiscal support. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Selection within the Financials, Industrials, and Real Estate sectors contributed positively to performance during the period.
  Top individual contributors over the period were overweight positions in Hyundai Rotem (Industrials) and China CITIC Bank (Financials) as well as an out-of-benchmark allocation to Harmony Gold Mining (Materials).
Top Detractors to Performance
  The Fund’s overweight allocation to the Real Estate and the Consumer Staples sectors was a primary detractor to performance during the period.
  Security selection within the Information Technology and Healthcare sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Xiaomi (Information Technology) and Coal India (Energy) as well as our underweight position in Alibaba Group Holding (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	26.63%	10.31%	8.60%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$487,847,937
Total number of portfolio holdings (excluding derivatives, if any)	220
Total investment management fees paid	$3,664,208
Portfolio turnover rate	109%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
Taiwan	20.4%
South Korea	14.2%
India	13.3%
Brazil	3.7%
United Arab Emirates	3.2%
South Africa	3.1%
Thailand	2.1%
Mexico	1.8%
Saudi Arabia	1.7%
Other**	5.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHERFX_1025

Annual Shareholder Report
October 31, 2025
Hartford Global Impact Fund
Class A/HGXAX
This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.19%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States (U.S.) Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Health Care and Consumer Discretionary contributed to relative performance.
  The Fund’s lack of exposure to Energy and underweight allocation to Materials also contributed.
  Top relative individual contributors over the period were out-of-benchmark positions in Chroma ATE (Information Technology), NextTracker (Industrials) and Modine Manufacturing (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance. Weak selection within Industrials, Information Technology, and Consumer Staples detracted most.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from returns during the period, driven by the Fund’s overweight to Health Care and underweight to Information Technology.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and out-of-benchmark positions in Tetra Tech (Industrials) and Arcadis (Industrials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 28, 2017)
Class A (with 5.50% maximum front-end sales charge)	2.93%	5.51%	8.31%
Class A (without 5.50% maximum front-end sales charge)	8.92%	6.71%	9.02%
MSCI ACWI Index (Net)	22.64%	14.61%	11.78%
Performance information for the Fund prior to October 7, 2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$322,473,112
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$1,728,177
Portfolio turnover rate	44%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.4%
Information Technology	18.9%
Health Care	15.9%
Financials	11.8%
Consumer Discretionary	10.7%
Consumer Staples	5.5%
Communication Services	2.8%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGXAX_1025

Annual Shareholder Report
October 31, 2025
Hartford Global Impact Fund
Class C/HGXCX
This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.94%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States (U.S.) Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Health Care and Consumer Discretionary contributed to relative performance.
  The Fund’s lack of exposure to Energy and underweight allocation to Materials also contributed.
  Top relative individual contributors over the period were out-of-benchmark positions in Chroma ATE (Information Technology), NextTracker (Industrials) and Modine Manufacturing (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance. Weak selection within Industrials, Information Technology, and Consumer Staples detracted most.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from returns during the period, driven by the Fund’s overweight to Health Care and underweight to Information Technology.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and out-of-benchmark positions in Tetra Tech (Industrials) and Arcadis (Industrials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 28, 2017)
Class C (with 1.00% contingent deferred sales charge)	7.12%	5.90%	8.28%
Class C (without 1.00% contingent deferred sales charge)	8.12%	5.90%	8.28%
MSCI ACWI Index (Net)	22.64%	14.61%	11.78%
Performance information for the Fund prior to October 7, 2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$322,473,112
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$1,728,177
Portfolio turnover rate	44%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.4%
Information Technology	18.9%
Health Care	15.9%
Financials	11.8%
Consumer Discretionary	10.7%
Consumer Staples	5.5%
Communication Services	2.8%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGXCX_1025

Annual Shareholder Report
October 31, 2025
Hartford Global Impact Fund
Class I/HGXIX
This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.88%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States (U.S.) Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Health Care and Consumer Discretionary contributed to relative performance.
  The Fund’s lack of exposure to Energy and underweight allocation to Materials also contributed.
  Top relative individual contributors over the period were out-of-benchmark positions in Chroma ATE (Information Technology), NextTracker (Industrials) and Modine Manufacturing (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance. Weak selection within Industrials, Information Technology, and Consumer Staples detracted most.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from returns during the period, driven by the Fund’s overweight to Health Care and underweight to Information Technology.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and out-of-benchmark positions in Tetra Tech (Industrials) and Arcadis (Industrials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 28, 2017)
Class I	9.20%	7.03%	9.39%
MSCI ACWI Index (Net)	22.64%	14.61%	11.78%
Performance information for the Fund prior to October 7, 2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$322,473,112
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$1,728,177
Portfolio turnover rate	44%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.4%
Information Technology	18.9%
Health Care	15.9%
Financials	11.8%
Consumer Discretionary	10.7%
Consumer Staples	5.5%
Communication Services	2.8%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGXIX_1025

Annual Shareholder Report
October 31, 2025
Hartford Global Impact Fund
Class R3/HGXRX
This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$147	1.41%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States (U.S.) Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Health Care and Consumer Discretionary contributed to relative performance.
  The Fund’s lack of exposure to Energy and underweight allocation to Materials also contributed.
  Top relative individual contributors over the period were out-of-benchmark positions in Chroma ATE (Information Technology), NextTracker (Industrials) and Modine Manufacturing (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance. Weak selection within Industrials, Information Technology, and Consumer Staples detracted most.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from returns during the period, driven by the Fund’s overweight to Health Care and underweight to Information Technology.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and out-of-benchmark positions in Tetra Tech (Industrials) and Arcadis (Industrials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 28, 2017)
Class R3	8.65%	6.46%	8.88%
MSCI ACWI Index (Net)	22.64%	14.61%	11.78%
Performance information for the Fund prior to October 7, 2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$322,473,112
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$1,728,177
Portfolio turnover rate	44%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.4%
Information Technology	18.9%
Health Care	15.9%
Financials	11.8%
Consumer Discretionary	10.7%
Consumer Staples	5.5%
Communication Services	2.8%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGXRX_1025

Annual Shareholder Report
October 31, 2025
Hartford Global Impact Fund
Class R4/HGXSX
This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$116	1.11%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States (U.S.) Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Health Care and Consumer Discretionary contributed to relative performance.
  The Fund’s lack of exposure to Energy and underweight allocation to Materials also contributed.
  Top relative individual contributors over the period were out-of-benchmark positions in Chroma ATE (Information Technology), NextTracker (Industrials) and Modine Manufacturing (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance. Weak selection within Industrials, Information Technology, and Consumer Staples detracted most.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from returns during the period, driven by the Fund’s overweight to Health Care and underweight to Information Technology.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and out-of-benchmark positions in Tetra Tech (Industrials) and Arcadis (Industrials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 28, 2017)
Class R4	8.96%	6.78%	9.14%
MSCI ACWI Index (Net)	22.64%	14.61%	11.78%
Performance information for the Fund prior to October 7, 2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$322,473,112
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$1,728,177
Portfolio turnover rate	44%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.4%
Information Technology	18.9%
Health Care	15.9%
Financials	11.8%
Consumer Discretionary	10.7%
Consumer Staples	5.5%
Communication Services	2.8%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGXSX_1025

Annual Shareholder Report
October 31, 2025
Hartford Global Impact Fund
Class R5/HGXTX
This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$85	0.81%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States (U.S.) Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Health Care and Consumer Discretionary contributed to relative performance.
  The Fund’s lack of exposure to Energy and underweight allocation to Materials also contributed.
  Top relative individual contributors over the period were out-of-benchmark positions in Chroma ATE (Information Technology), NextTracker (Industrials) and Modine Manufacturing (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance. Weak selection within Industrials, Information Technology, and Consumer Staples detracted most.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from returns during the period, driven by the Fund’s overweight to Health Care and underweight to Information Technology.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and out-of-benchmark positions in Tetra Tech (Industrials) and Arcadis (Industrials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 28, 2017)
Class R5	9.31%	7.10%	9.42%
MSCI ACWI Index (Net)	22.64%	14.61%	11.78%
Performance information for the Fund prior to October 7, 2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$322,473,112
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$1,728,177
Portfolio turnover rate	44%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.4%
Information Technology	18.9%
Health Care	15.9%
Financials	11.8%
Consumer Discretionary	10.7%
Consumer Staples	5.5%
Communication Services	2.8%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGXTX_1025

Annual Shareholder Report
October 31, 2025
Hartford Global Impact Fund
Class R6/HGXVX
This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$72	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States (U.S.) Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Health Care and Consumer Discretionary contributed to relative performance.
  The Fund’s lack of exposure to Energy and underweight allocation to Materials also contributed.
  Top relative individual contributors over the period were out-of-benchmark positions in Chroma ATE (Information Technology), NextTracker (Industrials) and Modine Manufacturing (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance. Weak selection within Industrials, Information Technology, and Consumer Staples detracted most.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from returns during the period, driven by the Fund’s overweight to Health Care and underweight to Information Technology.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and out-of-benchmark positions in Tetra Tech (Industrials) and Arcadis (Industrials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 28, 2017)
Class R6	9.43%	7.24%	9.54%
MSCI ACWI Index (Net)	22.64%	14.61%	11.78%
Performance information for the Fund prior to October 7, 2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$322,473,112
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$1,728,177
Portfolio turnover rate	44%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.4%
Information Technology	18.9%
Health Care	15.9%
Financials	11.8%
Consumer Discretionary	10.7%
Consumer Staples	5.5%
Communication Services	2.8%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGXVX_1025

Annual Shareholder Report
October 31, 2025
Hartford Global Impact Fund
Class Y/HGXYX
This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$83	0.79%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States (U.S.) Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Health Care and Consumer Discretionary contributed to relative performance.
  The Fund’s lack of exposure to Energy and underweight allocation to Materials also contributed.
  Top relative individual contributors over the period were out-of-benchmark positions in Chroma ATE (Information Technology), NextTracker (Industrials) and Modine Manufacturing (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance. Weak selection within Industrials, Information Technology, and Consumer Staples detracted most.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from returns during the period, driven by the Fund’s overweight to Health Care and underweight to Information Technology.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and out-of-benchmark positions in Tetra Tech (Industrials) and Arcadis (Industrials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 28, 2017)
Class Y	9.37%	7.13%	9.48%
MSCI ACWI Index (Net)	22.64%	14.61%	11.78%
Performance information for the Fund prior to October 7, 2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$322,473,112
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$1,728,177
Portfolio turnover rate	44%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.4%
Information Technology	18.9%
Health Care	15.9%
Financials	11.8%
Consumer Discretionary	10.7%
Consumer Staples	5.5%
Communication Services	2.8%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGXYX_1025

Annual Shareholder Report
October 31, 2025
Hartford Global Impact Fund
Class F/HGXFX
This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$72	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States (U.S.) Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Health Care and Consumer Discretionary contributed to relative performance.
  The Fund’s lack of exposure to Energy and underweight allocation to Materials also contributed.
  Top relative individual contributors over the period were out-of-benchmark positions in Chroma ATE (Information Technology), NextTracker (Industrials) and Modine Manufacturing (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance. Weak selection within Industrials, Information Technology, and Consumer Staples detracted most.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from returns during the period, driven by the Fund’s overweight to Health Care and underweight to Information Technology.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and out-of-benchmark positions in Tetra Tech (Industrials) and Arcadis (Industrials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 28, 2017)
Class F	9.43%	7.23%	9.55%
MSCI ACWI Index (Net)	22.64%	14.61%	11.78%
Performance information for the Fund prior to October 7, 2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$322,473,112
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$1,728,177
Portfolio turnover rate	44%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.4%
Information Technology	18.9%
Health Care	15.9%
Financials	11.8%
Consumer Discretionary	10.7%
Consumer Staples	5.5%
Communication Services	2.8%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGXFX_1025

Annual Shareholder Report
October 31, 2025
Hartford International Equity Fund
Class A/HDVAX
This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110*	0.97%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, easing inflation and increased investment in artificial intelligence (AI) infrastructure. Progress in trade negotiations and fiscal stimulus in Europe helped support investor sentiment despite ongoing geopolitical and economic uncertainties. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Financials, and Information Technology sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative contributor during the period due to the Fund’s overweight allocations to the Information Technology and Communication Services sectors and underweight allocation to the Energy sector.
  The Fund’s exposure to higher beta names contributed to relative results. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Foxconn Industrial Internet (Information Technology), and Delta Electronics (Information Technology).
Top Detractors to Performance
  Selection within the Materials, Consumer Discretionary, and Communication Services sectors detracted from relative results.
  Negative effects from the Fund’s underweight allocation to the Financials sector and overweight to the Consumer Discretionary sector detracted from relative results.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Keyence (Information Technology), an underweight position in Hon Hai Precision (Information Technology), and not holding Santander (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	18.86%	9.59%	6.67%
Class A (without 5.50% maximum front-end sales charge)	25.78%	10.83%	7.27%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$700,687,994
Total number of portfolio holdings (excluding derivatives, if any)	436
Total investment management fees paid	$2,929,482
Portfolio turnover rate	27%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.4%
China	8.9%
United Kingdom	8.1%
Taiwan	6.9%
France	6.7%
United States	5.3%
Germany	5.2%
Canada	4.0%
Netherlands	4.0%
South Korea	4.0%
Other**	28.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDVAX_1025

Annual Shareholder Report
October 31, 2025
Hartford International Equity Fund
Class C/HDVCX
This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201*	1.79%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, easing inflation and increased investment in artificial intelligence (AI) infrastructure. Progress in trade negotiations and fiscal stimulus in Europe helped support investor sentiment despite ongoing geopolitical and economic uncertainties. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Financials, and Information Technology sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative contributor during the period due to the Fund’s overweight allocations to the Information Technology and Communication Services sectors and underweight allocation to the Energy sector.
  The Fund’s exposure to higher beta names contributed to relative results. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Foxconn Industrial Internet (Information Technology), and Delta Electronics (Information Technology).
Top Detractors to Performance
  Selection within the Materials, Consumer Discretionary, and Communication Services sectors detracted from relative results.
  Negative effects from the Fund’s underweight allocation to the Financials sector and overweight to the Consumer Discretionary sector detracted from relative results.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Keyence (Information Technology), an underweight position in Hon Hai Precision (Information Technology), and not holding Santander (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	23.74%	9.95%	6.43%
Class C (without 1.00% contingent deferred sales charge)	24.74%	9.95%	6.43%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$700,687,994
Total number of portfolio holdings (excluding derivatives, if any)	436
Total investment management fees paid	$2,929,482
Portfolio turnover rate	27%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.4%
China	8.9%
United Kingdom	8.1%
Taiwan	6.9%
France	6.7%
United States	5.3%
Germany	5.2%
Canada	4.0%
Netherlands	4.0%
South Korea	4.0%
Other**	28.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDVCX_1025

Annual Shareholder Report
October 31, 2025
Hartford International Equity Fund
Class I/HDVIX
This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74*	0.65%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, easing inflation and increased investment in artificial intelligence (AI) infrastructure. Progress in trade negotiations and fiscal stimulus in Europe helped support investor sentiment despite ongoing geopolitical and economic uncertainties. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Financials, and Information Technology sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative contributor during the period due to the Fund’s overweight allocations to the Information Technology and Communication Services sectors and underweight allocation to the Energy sector.
  The Fund’s exposure to higher beta names contributed to relative results. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Foxconn Industrial Internet (Information Technology), and Delta Electronics (Information Technology).
Top Detractors to Performance
  Selection within the Materials, Consumer Discretionary, and Communication Services sectors detracted from relative results.
  Negative effects from the Fund’s underweight allocation to the Financials sector and overweight to the Consumer Discretionary sector detracted from relative results.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Keyence (Information Technology), an underweight position in Hon Hai Precision (Information Technology), and not holding Santander (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	26.24%	11.20%	7.62%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$700,687,994
Total number of portfolio holdings (excluding derivatives, if any)	436
Total investment management fees paid	$2,929,482
Portfolio turnover rate	27%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.4%
China	8.9%
United Kingdom	8.1%
Taiwan	6.9%
France	6.7%
United States	5.3%
Germany	5.2%
Canada	4.0%
Netherlands	4.0%
South Korea	4.0%
Other**	28.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDVIX_1025

Annual Shareholder Report
October 31, 2025
Hartford International Equity Fund
Class R3/HDVRX
This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$140*	1.24%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, easing inflation and increased investment in artificial intelligence (AI) infrastructure. Progress in trade negotiations and fiscal stimulus in Europe helped support investor sentiment despite ongoing geopolitical and economic uncertainties. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Financials, and Information Technology sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative contributor during the period due to the Fund’s overweight allocations to the Information Technology and Communication Services sectors and underweight allocation to the Energy sector.
  The Fund’s exposure to higher beta names contributed to relative results. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Foxconn Industrial Internet (Information Technology), and Delta Electronics (Information Technology).
Top Detractors to Performance
  Selection within the Materials, Consumer Discretionary, and Communication Services sectors detracted from relative results.
  Negative effects from the Fund’s underweight allocation to the Financials sector and overweight to the Consumer Discretionary sector detracted from relative results.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Keyence (Information Technology), an underweight position in Hon Hai Precision (Information Technology), and not holding Santander (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	25.43%	10.53%	6.96%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$700,687,994
Total number of portfolio holdings (excluding derivatives, if any)	436
Total investment management fees paid	$2,929,482
Portfolio turnover rate	27%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.4%
China	8.9%
United Kingdom	8.1%
Taiwan	6.9%
France	6.7%
United States	5.3%
Germany	5.2%
Canada	4.0%
Netherlands	4.0%
South Korea	4.0%
Other**	28.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDVRX_1025

Annual Shareholder Report
October 31, 2025
Hartford International Equity Fund
Class R4/HDVSX
This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$110*	0.97%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, easing inflation and increased investment in artificial intelligence (AI) infrastructure. Progress in trade negotiations and fiscal stimulus in Europe helped support investor sentiment despite ongoing geopolitical and economic uncertainties. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Financials, and Information Technology sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative contributor during the period due to the Fund’s overweight allocations to the Information Technology and Communication Services sectors and underweight allocation to the Energy sector.
  The Fund’s exposure to higher beta names contributed to relative results. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Foxconn Industrial Internet (Information Technology), and Delta Electronics (Information Technology).
Top Detractors to Performance
  Selection within the Materials, Consumer Discretionary, and Communication Services sectors detracted from relative results.
  Negative effects from the Fund’s underweight allocation to the Financials sector and overweight to the Consumer Discretionary sector detracted from relative results.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Keyence (Information Technology), an underweight position in Hon Hai Precision (Information Technology), and not holding Santander (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	25.82%	10.84%	7.26%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$700,687,994
Total number of portfolio holdings (excluding derivatives, if any)	436
Total investment management fees paid	$2,929,482
Portfolio turnover rate	27%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.4%
China	8.9%
United Kingdom	8.1%
Taiwan	6.9%
France	6.7%
United States	5.3%
Germany	5.2%
Canada	4.0%
Netherlands	4.0%
South Korea	4.0%
Other**	28.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDVSX_1025

Annual Shareholder Report
October 31, 2025
Hartford International Equity Fund
Class R5/HDVTX
This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$76*	0.67%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, easing inflation and increased investment in artificial intelligence (AI) infrastructure. Progress in trade negotiations and fiscal stimulus in Europe helped support investor sentiment despite ongoing geopolitical and economic uncertainties. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Financials, and Information Technology sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative contributor during the period due to the Fund’s overweight allocations to the Information Technology and Communication Services sectors and underweight allocation to the Energy sector.
  The Fund’s exposure to higher beta names contributed to relative results. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Foxconn Industrial Internet (Information Technology), and Delta Electronics (Information Technology).
Top Detractors to Performance
  Selection within the Materials, Consumer Discretionary, and Communication Services sectors detracted from relative results.
  Negative effects from the Fund’s underweight allocation to the Financials sector and overweight to the Consumer Discretionary sector detracted from relative results.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Keyence (Information Technology), an underweight position in Hon Hai Precision (Information Technology), and not holding Santander (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	26.18%	11.18%	7.58%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$700,687,994
Total number of portfolio holdings (excluding derivatives, if any)	436
Total investment management fees paid	$2,929,482
Portfolio turnover rate	27%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.4%
China	8.9%
United Kingdom	8.1%
Taiwan	6.9%
France	6.7%
United States	5.3%
Germany	5.2%
Canada	4.0%
Netherlands	4.0%
South Korea	4.0%
Other**	28.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDVTX_1025

Annual Shareholder Report
October 31, 2025
Hartford International Equity Fund
Class R6/HDVVX
This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62*	0.55%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, easing inflation and increased investment in artificial intelligence (AI) infrastructure. Progress in trade negotiations and fiscal stimulus in Europe helped support investor sentiment despite ongoing geopolitical and economic uncertainties. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Financials, and Information Technology sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative contributor during the period due to the Fund’s overweight allocations to the Information Technology and Communication Services sectors and underweight allocation to the Energy sector.
  The Fund’s exposure to higher beta names contributed to relative results. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Foxconn Industrial Internet (Information Technology), and Delta Electronics (Information Technology).
Top Detractors to Performance
  Selection within the Materials, Consumer Discretionary, and Communication Services sectors detracted from relative results.
  Negative effects from the Fund’s underweight allocation to the Financials sector and overweight to the Consumer Discretionary sector detracted from relative results.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Keyence (Information Technology), an underweight position in Hon Hai Precision (Information Technology), and not holding Santander (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	26.28%	11.31%	7.79%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Performance for Class R6 shares prior to February 28, 2018 (the inception date of Class R6) reflects the performance of the Fund's Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$700,687,994
Total number of portfolio holdings (excluding derivatives, if any)	436
Total investment management fees paid	$2,929,482
Portfolio turnover rate	27%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.4%
China	8.9%
United Kingdom	8.1%
Taiwan	6.9%
France	6.7%
United States	5.3%
Germany	5.2%
Canada	4.0%
Netherlands	4.0%
South Korea	4.0%
Other**	28.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDVVX_1025

Annual Shareholder Report
October 31, 2025
Hartford International Equity Fund
Class Y/HDVYX
This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$75*	0.66%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, easing inflation and increased investment in artificial intelligence (AI) infrastructure. Progress in trade negotiations and fiscal stimulus in Europe helped support investor sentiment despite ongoing geopolitical and economic uncertainties. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Financials, and Information Technology sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative contributor during the period due to the Fund’s overweight allocations to the Information Technology and Communication Services sectors and underweight allocation to the Energy sector.
  The Fund’s exposure to higher beta names contributed to relative results. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Foxconn Industrial Internet (Information Technology), and Delta Electronics (Information Technology).
Top Detractors to Performance
  Selection within the Materials, Consumer Discretionary, and Communication Services sectors detracted from relative results.
  Negative effects from the Fund’s underweight allocation to the Financials sector and overweight to the Consumer Discretionary sector detracted from relative results.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Keyence (Information Technology), an underweight position in Hon Hai Precision (Information Technology), and not holding Santander (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	26.24%	11.19%	7.68%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$700,687,994
Total number of portfolio holdings (excluding derivatives, if any)	436
Total investment management fees paid	$2,929,482
Portfolio turnover rate	27%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.4%
China	8.9%
United Kingdom	8.1%
Taiwan	6.9%
France	6.7%
United States	5.3%
Germany	5.2%
Canada	4.0%
Netherlands	4.0%
South Korea	4.0%
Other**	28.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDVYX_1025

Annual Shareholder Report
October 31, 2025
Hartford International Equity Fund
Class F/HDVFX
This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$62*	0.55%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, easing inflation and increased investment in artificial intelligence (AI) infrastructure. Progress in trade negotiations and fiscal stimulus in Europe helped support investor sentiment despite ongoing geopolitical and economic uncertainties. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Financials, and Information Technology sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative contributor during the period due to the Fund’s overweight allocations to the Information Technology and Communication Services sectors and underweight allocation to the Energy sector.
  The Fund’s exposure to higher beta names contributed to relative results. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Foxconn Industrial Internet (Information Technology), and Delta Electronics (Information Technology).
Top Detractors to Performance
  Selection within the Materials, Consumer Discretionary, and Communication Services sectors detracted from relative results.
  Negative effects from the Fund’s underweight allocation to the Financials sector and overweight to the Consumer Discretionary sector detracted from relative results.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Keyence (Information Technology), an underweight position in Hon Hai Precision (Information Technology), and not holding Santander (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	26.28%	11.29%	7.72%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$700,687,994
Total number of portfolio holdings (excluding derivatives, if any)	436
Total investment management fees paid	$2,929,482
Portfolio turnover rate	27%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.4%
China	8.9%
United Kingdom	8.1%
Taiwan	6.9%
France	6.7%
United States	5.3%
Germany	5.2%
Canada	4.0%
Netherlands	4.0%
South Korea	4.0%
Other**	28.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDVFX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Growth Fund
Class A/HNCAX
This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.30%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Growth Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove the Technology sector’s performance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Industrials, Financials, and Communication Services sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also contributed to relative returns during the period. An overweight allocation to the Information Technology sector and underweight allocation to the Consumer Staples sector contributed positively.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Advantest (Information Technology), and Spotify (Communication Services).
Top Detractors to Performance
  Security selection within the Materials, Energy, and Consumer Staples sectors detracted from relative performance during the period.
  An overweight allocation to the Consumer Discretionary sector and underweight allocation to the Financials sector detracted from relative returns.
  The largest individual detractors over the period were an out-of-benchmark position in Hon Hai Precision (Information Technology), as well as overweight positions in Adidas (Consumer Discretionary) and Novo Nordisk (Healthcare). The Fund eliminated its positions in Hon Hai Precision and Novo Nordisk at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class A
$9,450 starting value
$19,632 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value
MSCI ACWI ex USA Growth Index (Net)
$10,000 starting value
$20,882 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	21.81%	6.16%	6.98%
Class A (without 5.50% maximum front-end sales charge)	28.90%	7.36%	7.59%
MSCI ACWI ex USA Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$379,505,120
Total number of portfolio holdings (excluding derivatives, if any)	48
Total investment management fees paid	$2,549,965
Portfolio turnover rate	36%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.2%
Taiwan	10.8%
United Kingdom	9.8%
Netherlands	8.4%
Germany	7.8%
China	7.1%
Switzerland	6.6%
France	5.9%
United States	5.2%
India	3.2%
Other**	18.9%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHNCAX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Growth Fund
Class C/HNCCX
This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$234	2.05%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Growth Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove the Technology sector’s performance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Industrials, Financials, and Communication Services sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also contributed to relative returns during the period. An overweight allocation to the Information Technology sector and underweight allocation to the Consumer Staples sector contributed positively.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Advantest (Information Technology), and Spotify (Communication Services).
Top Detractors to Performance
  Security selection within the Materials, Energy, and Consumer Staples sectors detracted from relative performance during the period.
  An overweight allocation to the Consumer Discretionary sector and underweight allocation to the Financials sector detracted from relative returns.
  The largest individual detractors over the period were an out-of-benchmark position in Hon Hai Precision (Information Technology), as well as overweight positions in Adidas (Consumer Discretionary) and Novo Nordisk (Healthcare). The Fund eliminated its positions in Hon Hai Precision and Novo Nordisk at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class C
$10,000 starting value
$19,263 ending value

MSCI ACWI ex USA Growth Index (Net)
$10,000 starting value
$20,882 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	26.95%	6.55%	6.78%
Class C (without 1.00% contingent deferred sales charge)	27.95%	6.55%	6.78%
MSCI ACWI ex USA Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$379,505,120
Total number of portfolio holdings (excluding derivatives, if any)	48
Total investment management fees paid	$2,549,965
Portfolio turnover rate	36%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.2%
Taiwan	10.8%
United Kingdom	9.8%
Netherlands	8.4%
Germany	7.8%
China	7.1%
Switzerland	6.6%
France	5.9%
United States	5.2%
India	3.2%
Other**	18.9%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHNCCX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Growth Fund
Class I/HNCJX
This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	0.98%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Growth Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove the Technology sector’s performance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Industrials, Financials, and Communication Services sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also contributed to relative returns during the period. An overweight allocation to the Information Technology sector and underweight allocation to the Consumer Staples sector contributed positively.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Advantest (Information Technology), and Spotify (Communication Services).
Top Detractors to Performance
  Security selection within the Materials, Energy, and Consumer Staples sectors detracted from relative performance during the period.
  An overweight allocation to the Consumer Discretionary sector and underweight allocation to the Financials sector detracted from relative returns.
  The largest individual detractors over the period were an out-of-benchmark position in Hon Hai Precision (Information Technology), as well as overweight positions in Adidas (Consumer Discretionary) and Novo Nordisk (Healthcare). The Fund eliminated its positions in Hon Hai Precision and Novo Nordisk at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class I
$10,000 starting value
$21,421 ending value
MSCI ACWI ex USA Growth Index (Net)
$10,000 starting value
$20,882 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	29.29%	7.70%	7.92%
MSCI ACWI ex USA Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$379,505,120
Total number of portfolio holdings (excluding derivatives, if any)	48
Total investment management fees paid	$2,549,965
Portfolio turnover rate	36%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.2%
Taiwan	10.8%
United Kingdom	9.8%
Netherlands	8.4%
Germany	7.8%
China	7.1%
Switzerland	6.6%
France	5.9%
United States	5.2%
India	3.2%
Other**	18.9%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHNCJX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Growth Fund
Class R3/HNCRX
This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$179	1.57%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Growth Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove the Technology sector’s performance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Industrials, Financials, and Communication Services sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also contributed to relative returns during the period. An overweight allocation to the Information Technology sector and underweight allocation to the Consumer Staples sector contributed positively.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Advantest (Information Technology), and Spotify (Communication Services).
Top Detractors to Performance
  Security selection within the Materials, Energy, and Consumer Staples sectors detracted from relative performance during the period.
  An overweight allocation to the Consumer Discretionary sector and underweight allocation to the Financials sector detracted from relative returns.
  The largest individual detractors over the period were an out-of-benchmark position in Hon Hai Precision (Information Technology), as well as overweight positions in Adidas (Consumer Discretionary) and Novo Nordisk (Healthcare). The Fund eliminated its positions in Hon Hai Precision and Novo Nordisk at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R3
$10,000 starting value
$20,189 ending value

MSCI ACWI ex USA Growth Index (Net)
$10,000 starting value
$20,882 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	28.55%	7.07%	7.28%
MSCI ACWI ex USA Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$379,505,120
Total number of portfolio holdings (excluding derivatives, if any)	48
Total investment management fees paid	$2,549,965
Portfolio turnover rate	36%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.2%
Taiwan	10.8%
United Kingdom	9.8%
Netherlands	8.4%
Germany	7.8%
China	7.1%
Switzerland	6.6%
France	5.9%
United States	5.2%
India	3.2%
Other**	18.9%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHNCRX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Growth Fund
Class R4/HNCSX
This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$145	1.27%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Growth Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove the Technology sector’s performance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Industrials, Financials, and Communication Services sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also contributed to relative returns during the period. An overweight allocation to the Information Technology sector and underweight allocation to the Consumer Staples sector contributed positively.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Advantest (Information Technology), and Spotify (Communication Services).
Top Detractors to Performance
  Security selection within the Materials, Energy, and Consumer Staples sectors detracted from relative performance during the period.
  An overweight allocation to the Consumer Discretionary sector and underweight allocation to the Financials sector detracted from relative returns.
  The largest individual detractors over the period were an out-of-benchmark position in Hon Hai Precision (Information Technology), as well as overweight positions in Adidas (Consumer Discretionary) and Novo Nordisk (Healthcare). The Fund eliminated its positions in Hon Hai Precision and Novo Nordisk at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R4
$10,000 starting value
$20,808 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value

MSCI ACWI ex USA Growth Index (Net)
$10,000 starting value
$20,882 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	28.98%	7.39%	7.60%
MSCI ACWI ex USA Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$379,505,120
Total number of portfolio holdings (excluding derivatives, if any)	48
Total investment management fees paid	$2,549,965
Portfolio turnover rate	36%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.2%
Taiwan	10.8%
United Kingdom	9.8%
Netherlands	8.4%
Germany	7.8%
China	7.1%
Switzerland	6.6%
France	5.9%
United States	5.2%
India	3.2%
Other**	18.9%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHNCSX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Growth Fund
Class R5/HNCTX
This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$115	1.00%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Growth Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove the Technology sector’s performance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Industrials, Financials, and Communication Services sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also contributed to relative returns during the period. An overweight allocation to the Information Technology sector and underweight allocation to the Consumer Staples sector contributed positively.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Advantest (Information Technology), and Spotify (Communication Services).
Top Detractors to Performance
  Security selection within the Materials, Energy, and Consumer Staples sectors detracted from relative performance during the period.
  An overweight allocation to the Consumer Discretionary sector and underweight allocation to the Financials sector detracted from relative returns.
  The largest individual detractors over the period were an out-of-benchmark position in Hon Hai Precision (Information Technology), as well as overweight positions in Adidas (Consumer Discretionary) and Novo Nordisk (Healthcare). The Fund eliminated its positions in Hon Hai Precision and Novo Nordisk at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R5
$10,000 starting value
$21,458 ending value

MSCI ACWI ex USA Growth Index (Net)
$10,000 starting value
$20,882 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	29.27%	7.72%	7.93%
MSCI ACWI ex USA Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$379,505,120
Total number of portfolio holdings (excluding derivatives, if any)	48
Total investment management fees paid	$2,549,965
Portfolio turnover rate	36%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.2%
Taiwan	10.8%
United Kingdom	9.8%
Netherlands	8.4%
Germany	7.8%
China	7.1%
Switzerland	6.6%
France	5.9%
United States	5.2%
India	3.2%
Other**	18.9%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHNCTX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Growth Fund
Class R6/HNCUX
This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$98	0.85%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Growth Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove the Technology sector’s performance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Industrials, Financials, and Communication Services sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also contributed to relative returns during the period. An overweight allocation to the Information Technology sector and underweight allocation to the Consumer Staples sector contributed positively.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Advantest (Information Technology), and Spotify (Communication Services).
Top Detractors to Performance
  Security selection within the Materials, Energy, and Consumer Staples sectors detracted from relative performance during the period.
  An overweight allocation to the Consumer Discretionary sector and underweight allocation to the Financials sector detracted from relative returns.
  The largest individual detractors over the period were an out-of-benchmark position in Hon Hai Precision (Information Technology), as well as overweight positions in Adidas (Consumer Discretionary) and Novo Nordisk (Healthcare). The Fund eliminated its positions in Hon Hai Precision and Novo Nordisk at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R6
$10,000 starting value
$21,680 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$20,934 ending value
MSCI ACWI ex USA Growth Index (Net)
$10,000 starting value
$20,882 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	29.50%	7.84%	8.05%
MSCI ACWI ex USA Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Performance for Class R6 shares prior to February 28, 2018 (the inception date of Class R6) reflects the performance of the Fund's Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$379,505,120
Total number of portfolio holdings (excluding derivatives, if any)	48
Total investment management fees paid	$2,549,965
Portfolio turnover rate	36%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.2%
Taiwan	10.8%
United Kingdom	9.8%
Netherlands	8.4%
Germany	7.8%
China	7.1%
Switzerland	6.6%
France	5.9%
United States	5.2%
India	3.2%
Other**	18.9%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHNCUX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Growth Fund
Class Y/HNCYX
This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$109	0.95%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Growth Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove the Technology sector’s performance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Industrials, Financials, and Communication Services sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also contributed to relative returns during the period. An overweight allocation to the Information Technology sector and underweight allocation to the Consumer Staples sector contributed positively.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Advantest (Information Technology), and Spotify (Communication Services).
Top Detractors to Performance
  Security selection within the Materials, Energy, and Consumer Staples sectors detracted from relative performance during the period.
  An overweight allocation to the Consumer Discretionary sector and underweight allocation to the Financials sector detracted from relative returns.
  The largest individual detractors over the period were an out-of-benchmark position in Hon Hai Precision (Information Technology), as well as overweight positions in Adidas (Consumer Discretionary) and Novo Nordisk (Healthcare). The Fund eliminated its positions in Hon Hai Precision and Novo Nordisk at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$600,000
$500,000
$400,000
$300,000
$200,000
$100,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class Y
$250,000 starting value
$537,759 ending value
MSCI ACWI ex USA Index (Net)
$250,000 starting value
$523,343 ending value
MSCI ACWI ex USA Growth Index (Net)
$250,000 starting value
$522,055 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	29.34%	7.74%	7.96%
MSCI ACWI ex USA Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$379,505,120
Total number of portfolio holdings (excluding derivatives, if any)	48
Total investment management fees paid	$2,549,965
Portfolio turnover rate	36%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.2%
Taiwan	10.8%
United Kingdom	9.8%
Netherlands	8.4%
Germany	7.8%
China	7.1%
Switzerland	6.6%
France	5.9%
United States	5.2%
India	3.2%
Other**	18.9%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHNCYX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Growth Fund
Class F/HNCFX
This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$98	0.85%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Growth Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove the Technology sector’s performance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Industrials, Financials, and Communication Services sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also contributed to relative returns during the period. An overweight allocation to the Information Technology sector and underweight allocation to the Consumer Staples sector contributed positively.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Advantest (Information Technology), and Spotify (Communication Services).
Top Detractors to Performance
  Security selection within the Materials, Energy, and Consumer Staples sectors detracted from relative performance during the period.
  An overweight allocation to the Consumer Discretionary sector and underweight allocation to the Financials sector detracted from relative returns.
  The largest individual detractors over the period were an out-of-benchmark position in Hon Hai Precision (Information Technology), as well as overweight positions in Adidas (Consumer Discretionary) and Novo Nordisk (Healthcare). The Fund eliminated its positions in Hon Hai Precision and Novo Nordisk at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$2,500,000
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class F
$1,000,000 starting value
$2,165,117 ending value
MSCI ACWI ex USA Index (Net)
$1,000,000 starting value
$2,093,370 ending value
MSCI ACWI ex USA Growth Index (Net)
$1,000,000 starting value
$2,088,222 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	29.46%	7.84%	8.03%
MSCI ACWI ex USA Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$379,505,120
Total number of portfolio holdings (excluding derivatives, if any)	48
Total investment management fees paid	$2,549,965
Portfolio turnover rate	36%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.2%
Taiwan	10.8%
United Kingdom	9.8%
Netherlands	8.4%
Germany	7.8%
China	7.1%
Switzerland	6.6%
France	5.9%
United States	5.2%
India	3.2%
Other**	18.9%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHNCFX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Opportunities Fund
Class A/IHOAX
This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.08%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove the Technology sector’s, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance. The Fund’s underweight allocations to the Healthcare and Materials sectors, and an overweight allocation to the Communication Services sector contributed positively to performance during the period.
  Security selection within the Information Technology, Utilities, and Communication Services sectors contributed positively to relative performance during the period.
  Top individual contributors over the period were overweight positions in SK hynix (Information Technology), Societe Generale (Financials), and Spotify Technology (Communication Services).
Top Detractors to Performance
  Security selection within the Industrials, Consumer Discretionary, and Financials sectors detracted from relative results during the period.
  An underweight allocation to the Financials sector and an overweight allocation to the Real Estate sector detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Adidas (Consumer Discretionary), SoftBank Group (Communication Services), and London Stock Exchange Group (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	16.22%	8.10%	6.40%
Class A (without 5.50% maximum front-end sales charge)	22.98%	9.33%	7.01%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,007,344,333
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$24,992,287
Portfolio turnover rate	46%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.9%
Germany	12.2%
United Kingdom	11.5%
France	7.1%
China	6.8%
United States	6.3%
Canada	5.5%
Taiwan	5.0%
South Korea	4.0%
Switzerland	3.4%
Other**	23.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHOAX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Opportunities Fund
Class C/HIOCX
This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.87%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove the Technology sector’s, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance. The Fund’s underweight allocations to the Healthcare and Materials sectors, and an overweight allocation to the Communication Services sector contributed positively to performance during the period.
  Security selection within the Information Technology, Utilities, and Communication Services sectors contributed positively to relative performance during the period.
  Top individual contributors over the period were overweight positions in SK hynix (Information Technology), Societe Generale (Financials), and Spotify Technology (Communication Services).
Top Detractors to Performance
  Security selection within the Industrials, Consumer Discretionary, and Financials sectors detracted from relative results during the period.
  An underweight allocation to the Financials sector and an overweight allocation to the Real Estate sector detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Adidas (Consumer Discretionary), SoftBank Group (Communication Services), and London Stock Exchange Group (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	20.99%	8.49%	6.19%
Class C (without 1.00% contingent deferred sales charge)	21.99%	8.49%	6.19%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,007,344,333
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$24,992,287
Portfolio turnover rate	46%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.9%
Germany	12.2%
United Kingdom	11.5%
France	7.1%
China	6.8%
United States	6.3%
Canada	5.5%
Taiwan	5.0%
South Korea	4.0%
Switzerland	3.4%
Other**	23.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIOCX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Opportunities Fund
Class I/IHOIX
This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.78%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove the Technology sector’s, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance. The Fund’s underweight allocations to the Healthcare and Materials sectors, and an overweight allocation to the Communication Services sector contributed positively to performance during the period.
  Security selection within the Information Technology, Utilities, and Communication Services sectors contributed positively to relative performance during the period.
  Top individual contributors over the period were overweight positions in SK hynix (Information Technology), Societe Generale (Financials), and Spotify Technology (Communication Services).
Top Detractors to Performance
  Security selection within the Industrials, Consumer Discretionary, and Financials sectors detracted from relative results during the period.
  An underweight allocation to the Financials sector and an overweight allocation to the Real Estate sector detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Adidas (Consumer Discretionary), SoftBank Group (Communication Services), and London Stock Exchange Group (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	23.29%	9.67%	7.33%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,007,344,333
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$24,992,287
Portfolio turnover rate	46%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.9%
Germany	12.2%
United Kingdom	11.5%
France	7.1%
China	6.8%
United States	6.3%
Canada	5.5%
Taiwan	5.0%
South Korea	4.0%
Switzerland	3.4%
Other**	23.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHOIX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Opportunities Fund
Class R3/IHORX
This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$157	1.41%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove the Technology sector’s, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance. The Fund’s underweight allocations to the Healthcare and Materials sectors, and an overweight allocation to the Communication Services sector contributed positively to performance during the period.
  Security selection within the Information Technology, Utilities, and Communication Services sectors contributed positively to relative performance during the period.
  Top individual contributors over the period were overweight positions in SK hynix (Information Technology), Societe Generale (Financials), and Spotify Technology (Communication Services).
Top Detractors to Performance
  Security selection within the Industrials, Consumer Discretionary, and Financials sectors detracted from relative results during the period.
  An underweight allocation to the Financials sector and an overweight allocation to the Real Estate sector detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Adidas (Consumer Discretionary), SoftBank Group (Communication Services), and London Stock Exchange Group (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	22.56%	8.98%	6.68%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,007,344,333
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$24,992,287
Portfolio turnover rate	46%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.9%
Germany	12.2%
United Kingdom	11.5%
France	7.1%
China	6.8%
United States	6.3%
Canada	5.5%
Taiwan	5.0%
South Korea	4.0%
Switzerland	3.4%
Other**	23.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHORX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Opportunities Fund
Class R4/IHOSX
This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$124	1.11%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove the Technology sector’s, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance. The Fund’s underweight allocations to the Healthcare and Materials sectors, and an overweight allocation to the Communication Services sector contributed positively to performance during the period.
  Security selection within the Information Technology, Utilities, and Communication Services sectors contributed positively to relative performance during the period.
  Top individual contributors over the period were overweight positions in SK hynix (Information Technology), Societe Generale (Financials), and Spotify Technology (Communication Services).
Top Detractors to Performance
  Security selection within the Industrials, Consumer Discretionary, and Financials sectors detracted from relative results during the period.
  An underweight allocation to the Financials sector and an overweight allocation to the Real Estate sector detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Adidas (Consumer Discretionary), SoftBank Group (Communication Services), and London Stock Exchange Group (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	22.95%	9.32%	7.01%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,007,344,333
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$24,992,287
Portfolio turnover rate	46%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.9%
Germany	12.2%
United Kingdom	11.5%
France	7.1%
China	6.8%
United States	6.3%
Canada	5.5%
Taiwan	5.0%
South Korea	4.0%
Switzerland	3.4%
Other**	23.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHOSX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Opportunities Fund
Class R5/IHOTX
This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$88	0.79%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove the Technology sector’s, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance. The Fund’s underweight allocations to the Healthcare and Materials sectors, and an overweight allocation to the Communication Services sector contributed positively to performance during the period.
  Security selection within the Information Technology, Utilities, and Communication Services sectors contributed positively to relative performance during the period.
  Top individual contributors over the period were overweight positions in SK hynix (Information Technology), Societe Generale (Financials), and Spotify Technology (Communication Services).
Top Detractors to Performance
  Security selection within the Industrials, Consumer Discretionary, and Financials sectors detracted from relative results during the period.
  An underweight allocation to the Financials sector and an overweight allocation to the Real Estate sector detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Adidas (Consumer Discretionary), SoftBank Group (Communication Services), and London Stock Exchange Group (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	23.30%	9.65%	7.33%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,007,344,333
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$24,992,287
Portfolio turnover rate	46%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.9%
Germany	12.2%
United Kingdom	11.5%
France	7.1%
China	6.8%
United States	6.3%
Canada	5.5%
Taiwan	5.0%
South Korea	4.0%
Switzerland	3.4%
Other**	23.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHOTX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Opportunities Fund
Class R6/IHOVX
This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$77	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove the Technology sector’s, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance. The Fund’s underweight allocations to the Healthcare and Materials sectors, and an overweight allocation to the Communication Services sector contributed positively to performance during the period.
  Security selection within the Information Technology, Utilities, and Communication Services sectors contributed positively to relative performance during the period.
  Top individual contributors over the period were overweight positions in SK hynix (Information Technology), Societe Generale (Financials), and Spotify Technology (Communication Services).
Top Detractors to Performance
  Security selection within the Industrials, Consumer Discretionary, and Financials sectors detracted from relative results during the period.
  An underweight allocation to the Financials sector and an overweight allocation to the Real Estate sector detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Adidas (Consumer Discretionary), SoftBank Group (Communication Services), and London Stock Exchange Group (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	23.38%	9.76%	7.44%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,007,344,333
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$24,992,287
Portfolio turnover rate	46%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.9%
Germany	12.2%
United Kingdom	11.5%
France	7.1%
China	6.8%
United States	6.3%
Canada	5.5%
Taiwan	5.0%
South Korea	4.0%
Switzerland	3.4%
Other**	23.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHOVX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Opportunities Fund
Class Y/HAOYX
This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$88	0.79%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove the Technology sector’s, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance. The Fund’s underweight allocations to the Healthcare and Materials sectors, and an overweight allocation to the Communication Services sector contributed positively to performance during the period.
  Security selection within the Information Technology, Utilities, and Communication Services sectors contributed positively to relative performance during the period.
  Top individual contributors over the period were overweight positions in SK hynix (Information Technology), Societe Generale (Financials), and Spotify Technology (Communication Services).
Top Detractors to Performance
  Security selection within the Industrials, Consumer Discretionary, and Financials sectors detracted from relative results during the period.
  An underweight allocation to the Financials sector and an overweight allocation to the Real Estate sector detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Adidas (Consumer Discretionary), SoftBank Group (Communication Services), and London Stock Exchange Group (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	23.28%	9.66%	7.38%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,007,344,333
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$24,992,287
Portfolio turnover rate	46%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.9%
Germany	12.2%
United Kingdom	11.5%
France	7.1%
China	6.8%
United States	6.3%
Canada	5.5%
Taiwan	5.0%
South Korea	4.0%
Switzerland	3.4%
Other**	23.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAOYX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Opportunities Fund
Class F/IHOFX
This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$77	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove the Technology sector’s, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance. The Fund’s underweight allocations to the Healthcare and Materials sectors, and an overweight allocation to the Communication Services sector contributed positively to performance during the period.
  Security selection within the Information Technology, Utilities, and Communication Services sectors contributed positively to relative performance during the period.
  Top individual contributors over the period were overweight positions in SK hynix (Information Technology), Societe Generale (Financials), and Spotify Technology (Communication Services).
Top Detractors to Performance
  Security selection within the Industrials, Consumer Discretionary, and Financials sectors detracted from relative results during the period.
  An underweight allocation to the Financials sector and an overweight allocation to the Real Estate sector detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Adidas (Consumer Discretionary), SoftBank Group (Communication Services), and London Stock Exchange Group (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	23.39%	9.77%	7.43%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,007,344,333
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$24,992,287
Portfolio turnover rate	46%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.9%
Germany	12.2%
United Kingdom	11.5%
France	7.1%
China	6.8%
United States	6.3%
Canada	5.5%
Taiwan	5.0%
South Korea	4.0%
Switzerland	3.4%
Other**	23.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHOFX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Value Fund
Class A/HILAX
This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.17%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI EAFE Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove technology sector outperformance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI EAFE Value Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed positively to relative results during the period, mainly driven by selection within the Financials, Materials, and Healthcare sectors.
  Underweight allocations to the Real Estate and Healthcare sectors, and an overweight allocation to Communication Services sector contributed positively to relative performance.
  The largest individual contributors over the period were overweight positions in Societe Generale (Financials) and Standard Chartered (Financials), as well as not holding Roche (Healthcare).
Top Detractors to Performance
  The Fund’s underweight allocation to the Financials sector and overweight allocation to the Consumer Discretionary sector contributed negatively to performance.
  Security selection within the Industrials, Communication Services, and Consumer Discretionary sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in WPP (Communication Services), as well as not holding SoftBank Group (Communication Services) and Banco Santander (Financials).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class A
$9,450 starting value
$22,834 ending value

MSCI EAFE Index (Net)
$10,000 starting value
$20,578 ending value

MSCI EAFE Value Index (Net)
$10,000 starting value
$20,559 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	22.62%	17.67%	8.61%
Class A (without 5.50% maximum front-end sales charge)	29.75%	19.01%	9.22%
MSCI EAFE Value Index (Net)	29.55%	16.79%	7.47%
MSCI EAFE Index (Net)	23.03%	12.33%	7.48%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$10,872,162,310
Total number of portfolio holdings	239
Total investment management fees paid	$60,474,063
Portfolio turnover rate	19%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.8%
France	11.8%
United Kingdom	11.1%
United States	7.4%
Germany	5.7%
Netherlands	5.3%
Italy	4.2%
Brazil	4.1%
South Korea	4.1%
Hong Kong	3.0%
Other**	20.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHILAX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Value Fund
Class C/HILCX
This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	1.91%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI EAFE Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove technology sector outperformance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI EAFE Value Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed positively to relative results during the period, mainly driven by selection within the Financials, Materials, and Healthcare sectors.
  Underweight allocations to the Real Estate and Healthcare sectors, and an overweight allocation to Communication Services sector contributed positively to relative performance.
  The largest individual contributors over the period were overweight positions in Societe Generale (Financials) and Standard Chartered (Financials), as well as not holding Roche (Healthcare).
Top Detractors to Performance
  The Fund’s underweight allocation to the Financials sector and overweight allocation to the Consumer Discretionary sector contributed negatively to performance.
  Security selection within the Industrials, Communication Services, and Consumer Discretionary sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in WPP (Communication Services), as well as not holding SoftBank Group (Communication Services) and Banco Santander (Financials).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class C
$10,000 starting value
$22,481 ending value
MSCI EAFE Value Index (Net)
$10,000 starting value
$20,559 ending value
MSCI EAFE Index (Net)
$10,000 starting value
$20,578 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	27.79%	18.11%	8.44%
Class C (without 1.00% contingent deferred sales charge)	28.79%	18.11%	8.44%
MSCI EAFE Value Index (Net)	29.55%	16.79%	7.47%
MSCI EAFE Index (Net)	23.03%	12.33%	7.48%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$10,872,162,310
Total number of portfolio holdings	239
Total investment management fees paid	$60,474,063
Portfolio turnover rate	19%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.8%
France	11.8%
United Kingdom	11.1%
United States	7.4%
Germany	5.7%
Netherlands	5.3%
Italy	4.2%
Brazil	4.1%
South Korea	4.1%
Hong Kong	3.0%
Other**	20.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHILCX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Value Fund
Class I/HILIX
This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.90%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI EAFE Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove technology sector outperformance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI EAFE Value Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed positively to relative results during the period, mainly driven by selection within the Financials, Materials, and Healthcare sectors.
  Underweight allocations to the Real Estate and Healthcare sectors, and an overweight allocation to Communication Services sector contributed positively to relative performance.
  The largest individual contributors over the period were overweight positions in Societe Generale (Financials) and Standard Chartered (Financials), as well as not holding Roche (Healthcare).
Top Detractors to Performance
  The Fund’s underweight allocation to the Financials sector and overweight allocation to the Consumer Discretionary sector contributed negatively to performance.
  Security selection within the Industrials, Communication Services, and Consumer Discretionary sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in WPP (Communication Services), as well as not holding SoftBank Group (Communication Services) and Banco Santander (Financials).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class I
$10,000 starting value
$24,913 ending value

MSCI EAFE Index (Net)
$10,000 starting value
$20,578 ending value

MSCI EAFE Value Index (Net)
$10,000 starting value
$20,559 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	30.08%	19.34%	9.56%
MSCI EAFE Value Index (Net)	29.55%	16.79%	7.47%
MSCI EAFE Index (Net)	23.03%	12.33%	7.48%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$10,872,162,310
Total number of portfolio holdings	239
Total investment management fees paid	$60,474,063
Portfolio turnover rate	19%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.8%
France	11.8%
United Kingdom	11.1%
United States	7.4%
Germany	5.7%
Netherlands	5.3%
Italy	4.2%
Brazil	4.1%
South Korea	4.1%
Hong Kong	3.0%
Other**	20.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.106% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHILIX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Value Fund
Class R3/HILRX
This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$172	1.50%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI EAFE Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove technology sector outperformance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI EAFE Value Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed positively to relative results during the period, mainly driven by selection within the Financials, Materials, and Healthcare sectors.
  Underweight allocations to the Real Estate and Healthcare sectors, and an overweight allocation to Communication Services sector contributed positively to relative performance.
  The largest individual contributors over the period were overweight positions in Societe Generale (Financials) and Standard Chartered (Financials), as well as not holding Roche (Healthcare).
Top Detractors to Performance
  The Fund’s underweight allocation to the Financials sector and overweight allocation to the Consumer Discretionary sector contributed negatively to performance.
  Security selection within the Industrials, Communication Services, and Consumer Discretionary sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in WPP (Communication Services), as well as not holding SoftBank Group (Communication Services) and Banco Santander (Financials).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R3
$10,000 starting value
$23,382 ending value
MSCI EAFE Index (Net)
$10,000 starting value
$20,578 ending value
MSCI EAFE Value Index (Net)
$10,000 starting value
$20,559 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	29.33%	18.60%	8.87%
MSCI EAFE Value Index (Net)	29.55%	16.79%	7.47%
MSCI EAFE Index (Net)	23.03%	12.33%	7.48%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$10,872,162,310
Total number of portfolio holdings	239
Total investment management fees paid	$60,474,063
Portfolio turnover rate	19%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.8%
France	11.8%
United Kingdom	11.1%
United States	7.4%
Germany	5.7%
Netherlands	5.3%
Italy	4.2%
Brazil	4.1%
South Korea	4.1%
Hong Kong	3.0%
Other**	20.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHILRX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Value Fund
Class R4/HILSX
This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$137	1.19%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI EAFE Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove technology sector outperformance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI EAFE Value Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed positively to relative results during the period, mainly driven by selection within the Financials, Materials, and Healthcare sectors.
  Underweight allocations to the Real Estate and Healthcare sectors, and an overweight allocation to Communication Services sector contributed positively to relative performance.
  The largest individual contributors over the period were overweight positions in Societe Generale (Financials) and Standard Chartered (Financials), as well as not holding Roche (Healthcare).
Top Detractors to Performance
  The Fund’s underweight allocation to the Financials sector and overweight allocation to the Consumer Discretionary sector contributed negatively to performance.
  Security selection within the Industrials, Communication Services, and Consumer Discretionary sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in WPP (Communication Services), as well as not holding SoftBank Group (Communication Services) and Banco Santander (Financials).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R4
$10,000 starting value
$24,123 ending value
MSCI EAFE Value Index (Net)
$10,000 starting value
$20,559 ending value
MSCI EAFE Index (Net)
$10,000 starting value
$20,578 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	29.76%	18.96%	9.21%
MSCI EAFE Value Index (Net)	29.55%	16.79%	7.47%
MSCI EAFE Index (Net)	23.03%	12.33%	7.48%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$10,872,162,310
Total number of portfolio holdings	239
Total investment management fees paid	$60,474,063
Portfolio turnover rate	19%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.8%
France	11.8%
United Kingdom	11.1%
United States	7.4%
Germany	5.7%
Netherlands	5.3%
Italy	4.2%
Brazil	4.1%
South Korea	4.1%
Hong Kong	3.0%
Other**	20.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHILSX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Value Fund
Class R5/HILTX
This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$104	0.90%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI EAFE Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove technology sector outperformance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI EAFE Value Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed positively to relative results during the period, mainly driven by selection within the Financials, Materials, and Healthcare sectors.
  Underweight allocations to the Real Estate and Healthcare sectors, and an overweight allocation to Communication Services sector contributed positively to relative performance.
  The largest individual contributors over the period were overweight positions in Societe Generale (Financials) and Standard Chartered (Financials), as well as not holding Roche (Healthcare).
Top Detractors to Performance
  The Fund’s underweight allocation to the Financials sector and overweight allocation to the Consumer Discretionary sector contributed negatively to performance.
  Security selection within the Industrials, Communication Services, and Consumer Discretionary sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in WPP (Communication Services), as well as not holding SoftBank Group (Communication Services) and Banco Santander (Financials).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R5
$10,000 starting value
$24,879 ending value
MSCI EAFE Index (Net)
$10,000 starting value
$20,578 ending value
MSCI EAFE Value Index (Net)
$10,000 starting value
$20,559 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	30.12%	19.33%	9.54%
MSCI EAFE Value Index (Net)	29.55%	16.79%	7.47%
MSCI EAFE Index (Net)	23.03%	12.33%	7.48%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$10,872,162,310
Total number of portfolio holdings	239
Total investment management fees paid	$60,474,063
Portfolio turnover rate	19%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.8%
France	11.8%
United Kingdom	11.1%
United States	7.4%
Germany	5.7%
Netherlands	5.3%
Italy	4.2%
Brazil	4.1%
South Korea	4.1%
Hong Kong	3.0%
Other**	20.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHILTX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Value Fund
Class R6/HILUX
This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$92	0.80%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI EAFE Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove technology sector outperformance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI EAFE Value Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed positively to relative results during the period, mainly driven by selection within the Financials, Materials, and Healthcare sectors.
  Underweight allocations to the Real Estate and Healthcare sectors, and an overweight allocation to Communication Services sector contributed positively to relative performance.
  The largest individual contributors over the period were overweight positions in Societe Generale (Financials) and Standard Chartered (Financials), as well as not holding Roche (Healthcare).
Top Detractors to Performance
  The Fund’s underweight allocation to the Financials sector and overweight allocation to the Consumer Discretionary sector contributed negatively to performance.
  Security selection within the Industrials, Communication Services, and Consumer Discretionary sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in WPP (Communication Services), as well as not holding SoftBank Group (Communication Services) and Banco Santander (Financials).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R6
$10,000 starting value
$25,121 ending value
MSCI EAFE Value Index (Net)
$10,000 starting value
$20,559 ending value
MSCI EAFE Index (Net)
$10,000 starting value
$20,578 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	30.26%	19.44%	9.65%
MSCI EAFE Value Index (Net)	29.55%	16.79%	7.47%
MSCI EAFE Index (Net)	23.03%	12.33%	7.48%
Performance for Class R6 shares prior to February 28, 2019 (the inception date of Class R6) reflects the performance of the Fund's Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$10,872,162,310
Total number of portfolio holdings	239
Total investment management fees paid	$60,474,063
Portfolio turnover rate	19%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.8%
France	11.8%
United Kingdom	11.1%
United States	7.4%
Germany	5.7%
Netherlands	5.3%
Italy	4.2%
Brazil	4.1%
South Korea	4.1%
Hong Kong	3.0%
Other**	20.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHILUX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Value Fund
Class Y/HILYX
This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$102	0.89%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI EAFE Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove technology sector outperformance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI EAFE Value Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed positively to relative results during the period, mainly driven by selection within the Financials, Materials, and Healthcare sectors.
  Underweight allocations to the Real Estate and Healthcare sectors, and an overweight allocation to Communication Services sector contributed positively to relative performance.
  The largest individual contributors over the period were overweight positions in Societe Generale (Financials) and Standard Chartered (Financials), as well as not holding Roche (Healthcare).
Top Detractors to Performance
  The Fund’s underweight allocation to the Financials sector and overweight allocation to the Consumer Discretionary sector contributed negatively to performance.
  Security selection within the Industrials, Communication Services, and Consumer Discretionary sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in WPP (Communication Services), as well as not holding SoftBank Group (Communication Services) and Banco Santander (Financials).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$800,000
$600,000
$400,000
$200,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class Y
$250,000 starting value
$624,478 ending value

MSCI EAFE Value Index (Net)
$250,000 starting value
$513,982 ending value

MSCI EAFE Index (Net)
$250,000 starting value
$514,439 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	30.12%	19.35%	9.59%
MSCI EAFE Value Index (Net)	29.55%	16.79%	7.47%
MSCI EAFE Index (Net)	23.03%	12.33%	7.48%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$10,872,162,310
Total number of portfolio holdings	239
Total investment management fees paid	$60,474,063
Portfolio turnover rate	19%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.8%
France	11.8%
United Kingdom	11.1%
United States	7.4%
Germany	5.7%
Netherlands	5.3%
Italy	4.2%
Brazil	4.1%
South Korea	4.1%
Hong Kong	3.0%
Other**	20.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHILYX_1025

Annual Shareholder Report
October 31, 2025
The Hartford International Value Fund
Class F/HILDX
This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$91	0.79%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI EAFE Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove technology sector outperformance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI EAFE Value Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed positively to relative results during the period, mainly driven by selection within the Financials, Materials, and Healthcare sectors.
  Underweight allocations to the Real Estate and Healthcare sectors, and an overweight allocation to Communication Services sector contributed positively to relative performance.
  The largest individual contributors over the period were overweight positions in Societe Generale (Financials) and Standard Chartered (Financials), as well as not holding Roche (Healthcare).
Top Detractors to Performance
  The Fund’s underweight allocation to the Financials sector and overweight allocation to the Consumer Discretionary sector contributed negatively to performance.
  Security selection within the Industrials, Communication Services, and Consumer Discretionary sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in WPP (Communication Services), as well as not holding SoftBank Group (Communication Services) and Banco Santander (Financials).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$3,000,000
$2,500,000
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class F
$1,000,000 starting value
$2,512,244 ending value
MSCI EAFE Index (Net)
$1,000,000 starting value
$2,057,758 ending value
MSCI EAFE Value Index (Net)
$1,000,000 starting value
$2,055,929 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	30.27%	19.45%	9.65%
MSCI EAFE Value Index (Net)	29.55%	16.79%	7.47%
MSCI EAFE Index (Net)	23.03%	12.33%	7.48%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$10,872,162,310
Total number of portfolio holdings	239
Total investment management fees paid	$60,474,063
Portfolio turnover rate	19%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.8%
France	11.8%
United Kingdom	11.1%
United States	7.4%
Germany	5.7%
Netherlands	5.3%
Italy	4.2%
Brazil	4.1%
South Korea	4.1%
Hong Kong	3.0%
Other**	20.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHILDX_1025

Annual Shareholder Report
October 31, 2025
Hartford Dynamic Bond Fund
Class A/HDBAX
This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.93%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The US Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to Investment Grade Credit and an allocation to High Yield Credit were among the top contributors to the positive results.
  The Fund’s allocation to Emerging Market Corporates, both Investment Grade and High Yield, as well as Government-Related Credit positioning contributed positively to relative results.
  The Fund’s duration and yield curve positioning contributed positively to performance during the period.
Top Detractors to Performance
  The Fund’s lack of allocation to securitized sectors, including Mortgage-Backed Securities (MBS), Commercial Mortgage-Backed Securities, and Asset-Backed Securities (ABS) detracted from relative performance.
  Lack of exposure to Taxable Municipals was also a modest detractor from relative results.
During the period, the Fund employed the tactical use of interest rate futures and credit default index swaps to hedge exposure and gain liquid exposure to credit risk. Credit default index swaps contributed positively to performance while interest rate future positions modestly detracted from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (June 07, 2022)
Class A (with 4.50% maximum front-end sales charge)	1.44%	4.70%
Class A (without 4.50% maximum front-end sales charge)	6.22%	6.13%
Bloomberg US Aggregate Bond Index	6.16%	2.87%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,401,538,368
Total number of portfolio holdings	129
Total investment management fees paid	$12,444,936
Portfolio turnover rate	798%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	62.1%
Corporate Bonds	31.2%
Foreign Government Obligations	0.2%
Preferred Stocks	0.1%
Short-Term Investments	5.1%
Other Assets & Liabilities	1.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDBAX_1025

Annual Shareholder Report
October 31, 2025
Hartford Dynamic Bond Fund
Class C/HDBCX
This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The US Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to Investment Grade Credit and an allocation to High Yield Credit were among the top contributors to the positive results.
  The Fund’s allocation to Emerging Market Corporates, both Investment Grade and High Yield, as well as Government-Related Credit positioning contributed positively to relative results.
  The Fund’s duration and yield curve positioning contributed positively to performance during the period.
Top Detractors to Performance
  The Fund’s lack of allocation to securitized sectors, including Mortgage-Backed Securities (MBS), Commercial Mortgage-Backed Securities, and Asset-Backed Securities (ABS) detracted from relative performance.
  Lack of exposure to Taxable Municipals was also a modest detractor from relative results.
During the period, the Fund employed the tactical use of interest rate futures and credit default index swaps to hedge exposure and gain liquid exposure to credit risk. Credit default index swaps contributed positively to performance while interest rate future positions modestly detracted from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (June 07, 2022)
Class C (with 1.00% contingent deferred sales charge)	4.41%	5.42%
Class C (without 1.00% contingent deferred sales charge)	5.41%	5.42%
Bloomberg US Aggregate Bond Index	6.16%	2.87%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,401,538,368
Total number of portfolio holdings	129
Total investment management fees paid	$12,444,936
Portfolio turnover rate	798%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	62.1%
Corporate Bonds	31.2%
Foreign Government Obligations	0.2%
Preferred Stocks	0.1%
Short-Term Investments	5.1%
Other Assets & Liabilities	1.3%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDBCX_1025

Annual Shareholder Report
October 31, 2025
Hartford Dynamic Bond Fund
Class I/HDBIX
This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The US Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to Investment Grade Credit and an allocation to High Yield Credit were among the top contributors to the positive results.
  The Fund’s allocation to Emerging Market Corporates, both Investment Grade and High Yield, as well as Government-Related Credit positioning contributed positively to relative results.
  The Fund’s duration and yield curve positioning contributed positively to performance during the period.
Top Detractors to Performance
  The Fund’s lack of allocation to securitized sectors, including Mortgage-Backed Securities (MBS), Commercial Mortgage-Backed Securities, and Asset-Backed Securities (ABS) detracted from relative performance.
  Lack of exposure to Taxable Municipals was also a modest detractor from relative results.
During the period, the Fund employed the tactical use of interest rate futures and credit default index swaps to hedge exposure and gain liquid exposure to credit risk. Credit default index swaps contributed positively to performance while interest rate future positions modestly detracted from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (June 07, 2022)
Class I	6.47%	6.37%
Bloomberg US Aggregate Bond Index	6.16%	2.87%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,401,538,368
Total number of portfolio holdings	129
Total investment management fees paid	$12,444,936
Portfolio turnover rate	798%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	62.1%
Corporate Bonds	31.2%
Foreign Government Obligations	0.2%
Preferred Stocks	0.1%
Short-Term Investments	5.1%
Other Assets & Liabilities	1.3%
Total	100.0%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDBIX_1025

Annual Shareholder Report
October 31, 2025
Hartford Dynamic Bond Fund
Class R5/HDBRX
This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$72	0.70%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The US Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to Investment Grade Credit and an allocation to High Yield Credit were among the top contributors to the positive results.
  The Fund’s allocation to Emerging Market Corporates, both Investment Grade and High Yield, as well as Government-Related Credit positioning contributed positively to relative results.
  The Fund’s duration and yield curve positioning contributed positively to performance during the period.
Top Detractors to Performance
  The Fund’s lack of allocation to securitized sectors, including Mortgage-Backed Securities (MBS), Commercial Mortgage-Backed Securities, and Asset-Backed Securities (ABS) detracted from relative performance.
  Lack of exposure to Taxable Municipals was also a modest detractor from relative results.
During the period, the Fund employed the tactical use of interest rate futures and credit default index swaps to hedge exposure and gain liquid exposure to credit risk. Credit default index swaps contributed positively to performance while interest rate future positions modestly detracted from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (June 07, 2022)
Class R5	6.46%	6.41%
Bloomberg US Aggregate Bond Index	6.16%	2.87%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,401,538,368
Total number of portfolio holdings	129
Total investment management fees paid	$12,444,936
Portfolio turnover rate	798%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	62.1%
Corporate Bonds	31.2%
Foreign Government Obligations	0.2%
Preferred Stocks	0.1%
Short-Term Investments	5.1%
Other Assets & Liabilities	1.3%
Total	100.0%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDBRX_1025

Annual Shareholder Report
October 31, 2025
Hartford Dynamic Bond Fund
Class R6/HDBSX
This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.59%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The US Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to Investment Grade Credit and an allocation to High Yield Credit were among the top contributors to the positive results.
  The Fund’s allocation to Emerging Market Corporates, both Investment Grade and High Yield, as well as Government-Related Credit positioning contributed positively to relative results.
  The Fund’s duration and yield curve positioning contributed positively to performance during the period.
Top Detractors to Performance
  The Fund’s lack of allocation to securitized sectors, including Mortgage-Backed Securities (MBS), Commercial Mortgage-Backed Securities, and Asset-Backed Securities (ABS) detracted from relative performance.
  Lack of exposure to Taxable Municipals was also a modest detractor from relative results.
During the period, the Fund employed the tactical use of interest rate futures and credit default index swaps to hedge exposure and gain liquid exposure to credit risk. Credit default index swaps contributed positively to performance while interest rate future positions modestly detracted from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (June 07, 2022)
Class R6	6.58%	6.51%
Bloomberg US Aggregate Bond Index	6.16%	2.87%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,401,538,368
Total number of portfolio holdings	129
Total investment management fees paid	$12,444,936
Portfolio turnover rate	798%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	62.1%
Corporate Bonds	31.2%
Foreign Government Obligations	0.2%
Preferred Stocks	0.1%
Short-Term Investments	5.1%
Other Assets & Liabilities	1.3%
Total	100.0%

Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDBSX_1025

Annual Shareholder Report
October 31, 2025
Hartford Dynamic Bond Fund
Class Y/HDBYX
This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$72	0.70%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The US Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to Investment Grade Credit and an allocation to High Yield Credit were among the top contributors to the positive results.
  The Fund’s allocation to Emerging Market Corporates, both Investment Grade and High Yield, as well as Government-Related Credit positioning contributed positively to relative results.
  The Fund’s duration and yield curve positioning contributed positively to performance during the period.
Top Detractors to Performance
  The Fund’s lack of allocation to securitized sectors, including Mortgage-Backed Securities (MBS), Commercial Mortgage-Backed Securities, and Asset-Backed Securities (ABS) detracted from relative performance.
  Lack of exposure to Taxable Municipals was also a modest detractor from relative results.
During the period, the Fund employed the tactical use of interest rate futures and credit default index swaps to hedge exposure and gain liquid exposure to credit risk. Credit default index swaps contributed positively to performance while interest rate future positions modestly detracted from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (June 07, 2022)
Class Y	6.45%	6.40%
Bloomberg US Aggregate Bond Index	6.16%	2.87%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,401,538,368
Total number of portfolio holdings	129
Total investment management fees paid	$12,444,936
Portfolio turnover rate	798%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	62.1%
Corporate Bonds	31.2%
Foreign Government Obligations	0.2%
Preferred Stocks	0.1%
Short-Term Investments	5.1%
Other Assets & Liabilities	1.3%
Total	100.0%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDBYX_1025

Annual Shareholder Report
October 31, 2025
Hartford Dynamic Bond Fund
Class F/HDBFX
This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$61	0.59%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The US Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to Investment Grade Credit and an allocation to High Yield Credit were among the top contributors to the positive results.
  The Fund’s allocation to Emerging Market Corporates, both Investment Grade and High Yield, as well as Government-Related Credit positioning contributed positively to relative results.
  The Fund’s duration and yield curve positioning contributed positively to performance during the period.
Top Detractors to Performance
  The Fund’s lack of allocation to securitized sectors, including Mortgage-Backed Securities (MBS), Commercial Mortgage-Backed Securities, and Asset-Backed Securities (ABS) detracted from relative performance.
  Lack of exposure to Taxable Municipals was also a modest detractor from relative results.
During the period, the Fund employed the tactical use of interest rate futures and credit default index swaps to hedge exposure and gain liquid exposure to credit risk. Credit default index swaps contributed positively to performance while interest rate future positions modestly detracted from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (June 07, 2022)
Class F	6.59%	6.51%
Bloomberg US Aggregate Bond Index	6.16%	2.87%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,401,538,368
Total number of portfolio holdings	129
Total investment management fees paid	$12,444,936
Portfolio turnover rate	798%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	62.1%
Corporate Bonds	31.2%
Foreign Government Obligations	0.2%
Preferred Stocks	0.1%
Short-Term Investments	5.1%
Other Assets & Liabilities	1.3%
Total	100.0%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDBFX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Emerging Markets Local Debt Fund
Class A/HLDAX
This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.18%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2025, emerging local markets debt had positive total returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Emerging Markets (EM) currencies appreciated, while EM rates also had positive impact. Latin America was the best-performing region in the Index. Fund performance described below is relative to the JP Morgan GBI Emerging Markets Global Diversified Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Nigeria contributed positively to relative performance.
  The Fund’s overweight to long-dated local sovereign debt in Turkey contributed positively to relative performance.
  An out-of-benchmark allocation to Egyptian Pound contributed positively to relative performance.
Top Detractors to Performance
  The Fund’s underweight to local duration in Thailand detracted from relative performance.
  The Fund’s underweight to the short-and mid-dated local sovereign debt in Indonesia detracted from relative performance.
  The Fund’s overweight to the short-and long-dated, and underweight to the mid-dated local sovereign debt in Poland detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class A
$9,550 starting value
$13,119 ending value

JP Morgan GBI Emerging Markets Global Diversified Index
$10,000 starting value
$13,613 ending value

Bloomberg Global Aggregate Index
$10,000 starting value
$11,155 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	6.65%	1.95%	2.75%
Class A (without 4.50% maximum front-end sales charge)	11.68%	2.89%	3.23%
JP Morgan GBI Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$30,000,523
Total number of portfolio holdings	597
Total investment management fees paid	$196,955
Portfolio turnover rate	122%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	62.0%
Corporate Bonds	31.9%
Convertible Bonds	0.6%
Purchased Options	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	4.8%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHLDAX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Emerging Markets Local Debt Fund
Class C/HLDCX
This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.93%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2025, emerging local markets debt had positive total returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Emerging Markets (EM) currencies appreciated, while EM rates also had positive impact. Latin America was the best-performing region in the Index. Fund performance described below is relative to the JP Morgan GBI Emerging Markets Global Diversified Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Nigeria contributed positively to relative performance.
  The Fund’s overweight to long-dated local sovereign debt in Turkey contributed positively to relative performance.
  An out-of-benchmark allocation to Egyptian Pound contributed positively to relative performance.
Top Detractors to Performance
  The Fund’s underweight to local duration in Thailand detracted from relative performance.
  The Fund’s underweight to the short-and mid-dated local sovereign debt in Indonesia detracted from relative performance.
  The Fund’s overweight to the short-and long-dated, and underweight to the mid-dated local sovereign debt in Poland detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class C
$10,000 starting value
$12,748 ending value

JP Morgan GBI Emerging Markets Global Diversified Index
$10,000 starting value
$13,613 ending value

Bloomberg Global Aggregate Index
$10,000 starting value
$11,155 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	9.71%	2.11%	2.46%
Class C (without 1.00% contingent deferred sales charge)	10.71%	2.11%	2.46%
JP Morgan GBI Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$30,000,523
Total number of portfolio holdings	597
Total investment management fees paid	$196,955
Portfolio turnover rate	122%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	62.0%
Corporate Bonds	31.9%
Convertible Bonds	0.6%
Purchased Options	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	4.8%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHLDCX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Emerging Markets Local Debt Fund
Class I/HLDIX
This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.93%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2025, emerging local markets debt had positive total returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Emerging Markets (EM) currencies appreciated, while EM rates also had positive impact. Latin America was the best-performing region in the Index. Fund performance described below is relative to the JP Morgan GBI Emerging Markets Global Diversified Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Nigeria contributed positively to relative performance.
  The Fund’s overweight to long-dated local sovereign debt in Turkey contributed positively to relative performance.
  An out-of-benchmark allocation to Egyptian Pound contributed positively to relative performance.
Top Detractors to Performance
  The Fund’s underweight to local duration in Thailand detracted from relative performance.
  The Fund’s underweight to the short-and mid-dated local sovereign debt in Indonesia detracted from relative performance.
  The Fund’s overweight to the short-and long-dated, and underweight to the mid-dated local sovereign debt in Poland detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class I
$10,000 starting value
$14,094 ending value
Bloomberg Global Aggregate Index
$10,000 starting value
$11,155 ending value
JP Morgan GBI Emerging Markets Global Diversified Index
$10,000 starting value
$13,613 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	11.88%	3.11%	3.49%
JP Morgan GBI Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$30,000,523
Total number of portfolio holdings	597
Total investment management fees paid	$196,955
Portfolio turnover rate	122%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	62.0%
Corporate Bonds	31.9%
Convertible Bonds	0.6%
Purchased Options	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	4.8%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHLDIX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Emerging Markets Local Debt Fund
Class R3/HLDRX
This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$156	1.48%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2025, emerging local markets debt had positive total returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Emerging Markets (EM) currencies appreciated, while EM rates also had positive impact. Latin America was the best-performing region in the Index. Fund performance described below is relative to the JP Morgan GBI Emerging Markets Global Diversified Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Nigeria contributed positively to relative performance.
  The Fund’s overweight to long-dated local sovereign debt in Turkey contributed positively to relative performance.
  An out-of-benchmark allocation to Egyptian Pound contributed positively to relative performance.
Top Detractors to Performance
  The Fund’s underweight to local duration in Thailand detracted from relative performance.
  The Fund’s underweight to the short-and mid-dated local sovereign debt in Indonesia detracted from relative performance.
  The Fund’s overweight to the short-and long-dated, and underweight to the mid-dated local sovereign debt in Poland detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R3
$10,000 starting value
$13,507 ending value

Bloomberg Global Aggregate Index
$10,000 starting value
$11,155 ending value

JP Morgan GBI Emerging Markets Global Diversified Index
$10,000 starting value
$13,613 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	11.21%	2.71%	3.05%
JP Morgan GBI Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$30,000,523
Total number of portfolio holdings	597
Total investment management fees paid	$196,955
Portfolio turnover rate	122%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	62.0%
Corporate Bonds	31.9%
Convertible Bonds	0.6%
Purchased Options	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	4.8%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHLDRX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Emerging Markets Local Debt Fund
Class R4/HLDSX
This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$125	1.18%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2025, emerging local markets debt had positive total returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Emerging Markets (EM) currencies appreciated, while EM rates also had positive impact. Latin America was the best-performing region in the Index. Fund performance described below is relative to the JP Morgan GBI Emerging Markets Global Diversified Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Nigeria contributed positively to relative performance.
  The Fund’s overweight to long-dated local sovereign debt in Turkey contributed positively to relative performance.
  An out-of-benchmark allocation to Egyptian Pound contributed positively to relative performance.
Top Detractors to Performance
  The Fund’s underweight to local duration in Thailand detracted from relative performance.
  The Fund’s underweight to the short-and mid-dated local sovereign debt in Indonesia detracted from relative performance.
  The Fund’s overweight to the short-and long-dated, and underweight to the mid-dated local sovereign debt in Poland detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R4
$10,000 starting value
$13,723 ending value

JP Morgan GBI Emerging Markets Global Diversified Index
$10,000 starting value
$13,613 ending value

Bloomberg Global Aggregate Index
$10,000 starting value
$11,155 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	11.51%	2.86%	3.22%
JP Morgan GBI Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$30,000,523
Total number of portfolio holdings	597
Total investment management fees paid	$196,955
Portfolio turnover rate	122%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	62.0%
Corporate Bonds	31.9%
Convertible Bonds	0.6%
Purchased Options	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	4.8%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHLDSX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Emerging Markets Local Debt Fund
Class R5/HLDTX
This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$93	0.88%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2025, emerging local markets debt had positive total returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Emerging Markets (EM) currencies appreciated, while EM rates also had positive impact. Latin America was the best-performing region in the Index. Fund performance described below is relative to the JP Morgan GBI Emerging Markets Global Diversified Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Nigeria contributed positively to relative performance.
  The Fund’s overweight to long-dated local sovereign debt in Turkey contributed positively to relative performance.
  An out-of-benchmark allocation to Egyptian Pound contributed positively to relative performance.
Top Detractors to Performance
  The Fund’s underweight to local duration in Thailand detracted from relative performance.
  The Fund’s underweight to the short-and mid-dated local sovereign debt in Indonesia detracted from relative performance.
  The Fund’s overweight to the short-and long-dated, and underweight to the mid-dated local sovereign debt in Poland detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R5
$10,000 starting value
$14,089 ending value

JP Morgan GBI Emerging Markets Global Diversified Index
$10,000 starting value
$13,613 ending value

Bloomberg Global Aggregate Index
$10,000 starting value
$11,155 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	11.67%	3.16%	3.49%
JP Morgan GBI Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$30,000,523
Total number of portfolio holdings	597
Total investment management fees paid	$196,955
Portfolio turnover rate	122%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	62.0%
Corporate Bonds	31.9%
Convertible Bonds	0.6%
Purchased Options	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	4.8%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHLDTX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Emerging Markets Local Debt Fund
Class Y/HLDYX
This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$93	0.88%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2025, emerging local markets debt had positive total returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Emerging Markets (EM) currencies appreciated, while EM rates also had positive impact. Latin America was the best-performing region in the Index. Fund performance described below is relative to the JP Morgan GBI Emerging Markets Global Diversified Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Nigeria contributed positively to relative performance.
  The Fund’s overweight to long-dated local sovereign debt in Turkey contributed positively to relative performance.
  An out-of-benchmark allocation to Egyptian Pound contributed positively to relative performance.
Top Detractors to Performance
  The Fund’s underweight to local duration in Thailand detracted from relative performance.
  The Fund’s underweight to the short-and mid-dated local sovereign debt in Indonesia detracted from relative performance.
  The Fund’s overweight to the short-and long-dated, and underweight to the mid-dated local sovereign debt in Poland detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$400,000
$300,000
$200,000
$100,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class Y
$250,000 starting value
$353,917 ending value

JP Morgan GBI Emerging Markets Global Diversified Index
$250,000 starting value
$340,319 ending value

Bloomberg Global Aggregate Index
$250,000 starting value
$278,863 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	11.87%	3.15%	3.54%
JP Morgan GBI Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$30,000,523
Total number of portfolio holdings	597
Total investment management fees paid	$196,955
Portfolio turnover rate	122%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	62.0%
Corporate Bonds	31.9%
Convertible Bonds	0.6%
Purchased Options	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	4.8%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHLDYX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Emerging Markets Local Debt Fund
Class F/HLDFX
This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$88	0.83%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2025, emerging local markets debt had positive total returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Emerging Markets (EM) currencies appreciated, while EM rates also had positive impact. Latin America was the best-performing region in the Index. Fund performance described below is relative to the JP Morgan GBI Emerging Markets Global Diversified Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Nigeria contributed positively to relative performance.
  The Fund’s overweight to long-dated local sovereign debt in Turkey contributed positively to relative performance.
  An out-of-benchmark allocation to Egyptian Pound contributed positively to relative performance.
Top Detractors to Performance
  The Fund’s underweight to local duration in Thailand detracted from relative performance.
  The Fund’s underweight to the short-and mid-dated local sovereign debt in Indonesia detracted from relative performance.
  The Fund’s overweight to the short-and long-dated, and underweight to the mid-dated local sovereign debt in Poland detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$1,500,000
$1,000,000
$500,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class F
$1,000,000 starting value
$1,422,109 ending value

JP Morgan GBI Emerging Markets Global Diversified Index
$1,000,000 starting value
$1,361,277 ending value

Bloomberg Global Aggregate Index
$1,000,000 starting value
$1,115,452 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	11.87%	3.23%	3.58%
JP Morgan GBI Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$30,000,523
Total number of portfolio holdings	597
Total investment management fees paid	$196,955
Portfolio turnover rate	122%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	62.0%
Corporate Bonds	31.9%
Convertible Bonds	0.6%
Purchased Options	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	4.8%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHLDFX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Floating Rate Fund
Class A/HFLAX
This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102*	1.00%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Morningstar LSTA US Leveraged Loan Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation decisions contributed positively to relative performance, primarily driven by the Fund’s underweight allocations to the Chemicals and Automotive sectors.
  Security selection in the Consumer Cyclical Services and Food and Beverage sectors contributed positively to relative performance during the period.
Top Detractors to Performance
  Overall security selection detracted from relative performance during the period, driven primarily by selection within Media and Entertainment sectors.
  Underweights to the Health Care and Wireless sectors detracted from relative returns during the period.
The Fund held a position in total return swaps (Markit iBoxx USD Liquid High Yield Index), primarily for liquidity management and to tactically adjust its risk posture. This position had minimal impact on relative performance during the period. The Fund also utilized interest rate futures to reduce the duration of high-yield bond holdings, which similarly had little effect on relative returns. In addition, currency forwards were employed to help minimize active currency risk from investments in non-dollar-denominated securities. While the team typically evaluates currency forwards in conjunction with the securities they hedge, on a standalone basis these forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class A
$9,700 starting value
$14,777 ending value
Morningstar LSTA US Leveraged Loan Index
$10,000 starting value
$17,109 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 3.00% maximum front-end sales charge)	1.78%	4.59%	3.98%
Class A (without 3.00% maximum front-end sales charge)	4.93%	5.23%	4.30%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$949,852,776
Total number of portfolio holdings	330
Total investment management fees paid	$6,648,392
Portfolio turnover rate	28%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	89.9%
Corporate Bonds	2.7%
Exchange-Traded Funds	2.4%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
Common Stocks	0.3%
Rights	0.3%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.9%
Total	100.0%
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFLAX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Floating Rate Fund
Class C/HFLCX
This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179*	1.75%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Morningstar LSTA US Leveraged Loan Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation decisions contributed positively to relative performance, primarily driven by the Fund’s underweight allocations to the Chemicals and Automotive sectors.
  Security selection in the Consumer Cyclical Services and Food and Beverage sectors contributed positively to relative performance during the period.
Top Detractors to Performance
  Overall security selection detracted from relative performance during the period, driven primarily by selection within Media and Entertainment sectors.
  Underweights to the Health Care and Wireless sectors detracted from relative returns during the period.
The Fund held a position in total return swaps (Markit iBoxx USD Liquid High Yield Index), primarily for liquidity management and to tactically adjust its risk posture. This position had minimal impact on relative performance during the period. The Fund also utilized interest rate futures to reduce the duration of high-yield bond holdings, which similarly had little effect on relative returns. In addition, currency forwards were employed to help minimize active currency risk from investments in non-dollar-denominated securities. While the team typically evaluates currency forwards in conjunction with the securities they hedge, on a standalone basis these forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class C
$10,000 starting value
$14,146 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value
Morningstar LSTA US Leveraged Loan Index
$10,000 starting value
$17,109 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	3.17%	4.44%	3.53%
Class C (without 1.00% contingent deferred sales charge)	4.17%	4.44%	3.53%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$949,852,776
Total number of portfolio holdings	330
Total investment management fees paid	$6,648,392
Portfolio turnover rate	28%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	89.9%
Corporate Bonds	2.7%
Exchange-Traded Funds	2.4%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
Common Stocks	0.3%
Rights	0.3%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.9%
Total	100.0%
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFLCX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Floating Rate Fund
Class I/HFLIX
This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77*	0.75%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Morningstar LSTA US Leveraged Loan Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation decisions contributed positively to relative performance, primarily driven by the Fund’s underweight allocations to the Chemicals and Automotive sectors.
  Security selection in the Consumer Cyclical Services and Food and Beverage sectors contributed positively to relative performance during the period.
Top Detractors to Performance
  Overall security selection detracted from relative performance during the period, driven primarily by selection within Media and Entertainment sectors.
  Underweights to the Health Care and Wireless sectors detracted from relative returns during the period.
The Fund held a position in total return swaps (Markit iBoxx USD Liquid High Yield Index), primarily for liquidity management and to tactically adjust its risk posture. This position had minimal impact on relative performance during the period. The Fund also utilized interest rate futures to reduce the duration of high-yield bond holdings, which similarly had little effect on relative returns. In addition, currency forwards were employed to help minimize active currency risk from investments in non-dollar-denominated securities. While the team typically evaluates currency forwards in conjunction with the securities they hedge, on a standalone basis these forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class I
$10,000 starting value
$15,644 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value
Morningstar LSTA US Leveraged Loan Index
$10,000 starting value
$17,109 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	5.25%	5.50%	4.58%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$949,852,776
Total number of portfolio holdings	330
Total investment management fees paid	$6,648,392
Portfolio turnover rate	28%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	89.9%
Corporate Bonds	2.7%
Exchange-Traded Funds	2.4%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
Common Stocks	0.3%
Rights	0.3%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.9%
Total	100.0%
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFLIX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Floating Rate Fund
Class R3/HFLRX
This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$128*	1.25%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Morningstar LSTA US Leveraged Loan Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation decisions contributed positively to relative performance, primarily driven by the Fund’s underweight allocations to the Chemicals and Automotive sectors.
  Security selection in the Consumer Cyclical Services and Food and Beverage sectors contributed positively to relative performance during the period.
Top Detractors to Performance
  Overall security selection detracted from relative performance during the period, driven primarily by selection within Media and Entertainment sectors.
  Underweights to the Health Care and Wireless sectors detracted from relative returns during the period.
The Fund held a position in total return swaps (Markit iBoxx USD Liquid High Yield Index), primarily for liquidity management and to tactically adjust its risk posture. This position had minimal impact on relative performance during the period. The Fund also utilized interest rate futures to reduce the duration of high-yield bond holdings, which similarly had little effect on relative returns. In addition, currency forwards were employed to help minimize active currency risk from investments in non-dollar-denominated securities. While the team typically evaluates currency forwards in conjunction with the securities they hedge, on a standalone basis these forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R3
$10,000 starting value
$14,854 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value
Morningstar LSTA US Leveraged Loan Index
$10,000 starting value
$17,109 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	4.69%	4.94%	4.04%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$949,852,776
Total number of portfolio holdings	330
Total investment management fees paid	$6,648,392
Portfolio turnover rate	28%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	89.9%
Corporate Bonds	2.7%
Exchange-Traded Funds	2.4%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
Common Stocks	0.3%
Rights	0.3%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.9%
Total	100.0%
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFLRX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Floating Rate Fund
Class R4/HFLSX
This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$102*	1.00%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Morningstar LSTA US Leveraged Loan Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation decisions contributed positively to relative performance, primarily driven by the Fund’s underweight allocations to the Chemicals and Automotive sectors.
  Security selection in the Consumer Cyclical Services and Food and Beverage sectors contributed positively to relative performance during the period.
Top Detractors to Performance
  Overall security selection detracted from relative performance during the period, driven primarily by selection within Media and Entertainment sectors.
  Underweights to the Health Care and Wireless sectors detracted from relative returns during the period.
The Fund held a position in total return swaps (Markit iBoxx USD Liquid High Yield Index), primarily for liquidity management and to tactically adjust its risk posture. This position had minimal impact on relative performance during the period. The Fund also utilized interest rate futures to reduce the duration of high-yield bond holdings, which similarly had little effect on relative returns. In addition, currency forwards were employed to help minimize active currency risk from investments in non-dollar-denominated securities. While the team typically evaluates currency forwards in conjunction with the securities they hedge, on a standalone basis these forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R4
$10,000 starting value
$15,234 ending value

Morningstar LSTA US Leveraged Loan Index
$10,000 starting value
$17,109 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	4.92%	5.20%	4.30%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$949,852,776
Total number of portfolio holdings	330
Total investment management fees paid	$6,648,392
Portfolio turnover rate	28%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	89.9%
Corporate Bonds	2.7%
Exchange-Traded Funds	2.4%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
Common Stocks	0.3%
Rights	0.3%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.9%
Total	100.0%
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFLSX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Floating Rate Fund
Class R5/HFLTX
This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$81*	0.79%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Morningstar LSTA US Leveraged Loan Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation decisions contributed positively to relative performance, primarily driven by the Fund’s underweight allocations to the Chemicals and Automotive sectors.
  Security selection in the Consumer Cyclical Services and Food and Beverage sectors contributed positively to relative performance during the period.
Top Detractors to Performance
  Overall security selection detracted from relative performance during the period, driven primarily by selection within Media and Entertainment sectors.
  Underweights to the Health Care and Wireless sectors detracted from relative returns during the period.
The Fund held a position in total return swaps (Markit iBoxx USD Liquid High Yield Index), primarily for liquidity management and to tactically adjust its risk posture. This position had minimal impact on relative performance during the period. The Fund also utilized interest rate futures to reduce the duration of high-yield bond holdings, which similarly had little effect on relative returns. In addition, currency forwards were employed to help minimize active currency risk from investments in non-dollar-denominated securities. While the team typically evaluates currency forwards in conjunction with the securities they hedge, on a standalone basis these forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R5
$10,000 starting value
$15,608 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value
Morningstar LSTA US Leveraged Loan Index
$10,000 starting value
$17,109 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	5.16%	5.45%	4.55%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$949,852,776
Total number of portfolio holdings	330
Total investment management fees paid	$6,648,392
Portfolio turnover rate	28%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	89.9%
Corporate Bonds	2.7%
Exchange-Traded Funds	2.4%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
Common Stocks	0.3%
Rights	0.3%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.9%
Total	100.0%
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFLTX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Floating Rate Fund
Class Y/HFLYX
This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77*	0.75%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Morningstar LSTA US Leveraged Loan Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation decisions contributed positively to relative performance, primarily driven by the Fund’s underweight allocations to the Chemicals and Automotive sectors.
  Security selection in the Consumer Cyclical Services and Food and Beverage sectors contributed positively to relative performance during the period.
Top Detractors to Performance
  Overall security selection detracted from relative performance during the period, driven primarily by selection within Media and Entertainment sectors.
  Underweights to the Health Care and Wireless sectors detracted from relative returns during the period.
The Fund held a position in total return swaps (Markit iBoxx USD Liquid High Yield Index), primarily for liquidity management and to tactically adjust its risk posture. This position had minimal impact on relative performance during the period. The Fund also utilized interest rate futures to reduce the duration of high-yield bond holdings, which similarly had little effect on relative returns. In addition, currency forwards were employed to help minimize active currency risk from investments in non-dollar-denominated securities. While the team typically evaluates currency forwards in conjunction with the securities they hedge, on a standalone basis these forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$500,000
$400,000
$300,000
$200,000
$100,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class Y
$250,000 starting value
$391,427 ending value

Morningstar LSTA US Leveraged Loan Index
$250,000 starting value
$427,732 ending value

Bloomberg US Aggregate Bond Index
$250,000 starting value
$301,767 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	5.24%	5.47%	4.59%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$949,852,776
Total number of portfolio holdings	330
Total investment management fees paid	$6,648,392
Portfolio turnover rate	28%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	89.9%
Corporate Bonds	2.7%
Exchange-Traded Funds	2.4%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
Common Stocks	0.3%
Rights	0.3%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.9%
Total	100.0%
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFLYX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Floating Rate Fund
Class F/HFLFX
This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$69*	0.67%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Morningstar LSTA US Leveraged Loan Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation decisions contributed positively to relative performance, primarily driven by the Fund’s underweight allocations to the Chemicals and Automotive sectors.
  Security selection in the Consumer Cyclical Services and Food and Beverage sectors contributed positively to relative performance during the period.
Top Detractors to Performance
  Overall security selection detracted from relative performance during the period, driven primarily by selection within Media and Entertainment sectors.
  Underweights to the Health Care and Wireless sectors detracted from relative returns during the period.
The Fund held a position in total return swaps (Markit iBoxx USD Liquid High Yield Index), primarily for liquidity management and to tactically adjust its risk posture. This position had minimal impact on relative performance during the period. The Fund also utilized interest rate futures to reduce the duration of high-yield bond holdings, which similarly had little effect on relative returns. In addition, currency forwards were employed to help minimize active currency risk from investments in non-dollar-denominated securities. While the team typically evaluates currency forwards in conjunction with the securities they hedge, on a standalone basis these forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$2,000,000
$1,500,000
$1,000,000
$500,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class F
$1,000,000 starting value
$1,574,605 ending value

Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,207,067 ending value

Morningstar LSTA US Leveraged Loan Index
$1,000,000 starting value
$1,710,927 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	5.41%	5.59%	4.64%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$949,852,776
Total number of portfolio holdings	330
Total investment management fees paid	$6,648,392
Portfolio turnover rate	28%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	89.9%
Corporate Bonds	2.7%
Exchange-Traded Funds	2.4%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
Common Stocks	0.3%
Rights	0.3%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.9%
Total	100.0%
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFLFX_1025

Annual Shareholder Report
October 31, 2025
The Hartford High Yield Fund
Class A/HAHAX
This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.95%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Corporate High Yield Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance in aggregate, driven primarily by positive selection in the Financial Institutions and Retailers sectors.
  Underweight allocations to the Consumer Products and Utilities sectors contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall sector allocation detracted from performance during the period, driven primarily by an overweight to the Packaging sector.
  Security selection within the Packaging and Cable and Satellite sectors detracted from relative performance.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class A
$9,550 starting value
$15,654 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value
Bloomberg US Corporate High Yield Bond Index
$10,000 starting value
$17,735 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	3.15%	3.80%	4.58%
Class A (without 4.50% maximum front-end sales charge)	8.01%	4.76%	5.07%
Bloomberg US Corporate High Yield Bond Index	8.16%	5.47%	5.90%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$463,694,386
Total number of portfolio holdings	341
Total investment management fees paid	$2,225,765
Portfolio turnover rate	51%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.6%
Senior Floating Rate Interests	1.7%
Preferred Stocks	0.3%
Common Stocks	0.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAHAX_1025

Annual Shareholder Report
October 31, 2025
The Hartford High Yield Fund
Class C/HAHCX
This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.74%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Corporate High Yield Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance in aggregate, driven primarily by positive selection in the Financial Institutions and Retailers sectors.
  Underweight allocations to the Consumer Products and Utilities sectors contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall sector allocation detracted from performance during the period, driven primarily by an overweight to the Packaging sector.
  Security selection within the Packaging and Cable and Satellite sectors detracted from relative performance.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class C
$10,000 starting value
$15,179 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value
Bloomberg US Corporate High Yield Bond Index
$10,000 starting value
$17,735 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	6.17%	3.94%	4.26%
Class C (without 1.00% contingent deferred sales charge)	7.17%	3.94%	4.26%
Bloomberg US Corporate High Yield Bond Index	8.16%	5.47%	5.90%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$463,694,386
Total number of portfolio holdings	341
Total investment management fees paid	$2,225,765
Portfolio turnover rate	51%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.6%
Senior Floating Rate Interests	1.7%
Preferred Stocks	0.3%
Common Stocks	0.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAHCX_1025

Annual Shareholder Report
October 31, 2025
The Hartford High Yield Fund
Class I/HAHIX
This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Corporate High Yield Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance in aggregate, driven primarily by positive selection in the Financial Institutions and Retailers sectors.
  Underweight allocations to the Consumer Products and Utilities sectors contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall sector allocation detracted from performance during the period, driven primarily by an overweight to the Packaging sector.
  Security selection within the Packaging and Cable and Satellite sectors detracted from relative performance.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class I
$10,000 starting value
$16,827 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value
Bloomberg US Corporate High Yield Bond Index
$10,000 starting value
$17,735 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	8.36%	5.01%	5.34%
Bloomberg US Corporate High Yield Bond Index	8.16%	5.47%	5.90%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$463,694,386
Total number of portfolio holdings	341
Total investment management fees paid	$2,225,765
Portfolio turnover rate	51%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.6%
Senior Floating Rate Interests	1.7%
Preferred Stocks	0.3%
Common Stocks	0.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAHIX_1025

Annual Shareholder Report
October 31, 2025
The Hartford High Yield Fund
Class R3/HAHRX
This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$132	1.27%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Corporate High Yield Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance in aggregate, driven primarily by positive selection in the Financial Institutions and Retailers sectors.
  Underweight allocations to the Consumer Products and Utilities sectors contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall sector allocation detracted from performance during the period, driven primarily by an overweight to the Packaging sector.
  Security selection within the Packaging and Cable and Satellite sectors detracted from relative performance.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R3
$10,000 starting value
$15,902 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value
Bloomberg US Corporate High Yield Bond Index
$10,000 starting value
$17,735 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	7.82%	4.42%	4.75%
Bloomberg US Corporate High Yield Bond Index	8.16%	5.47%	5.90%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$463,694,386
Total number of portfolio holdings	341
Total investment management fees paid	$2,225,765
Portfolio turnover rate	51%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.6%
Senior Floating Rate Interests	1.7%
Preferred Stocks	0.3%
Common Stocks	0.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAHRX_1025

Annual Shareholder Report
October 31, 2025
The Hartford High Yield Fund
Class R4/HAHSX
This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$101	0.97%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Corporate High Yield Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance in aggregate, driven primarily by positive selection in the Financial Institutions and Retailers sectors.
  Underweight allocations to the Consumer Products and Utilities sectors contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall sector allocation detracted from performance during the period, driven primarily by an overweight to the Packaging sector.
  Security selection within the Packaging and Cable and Satellite sectors detracted from relative performance.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R4
$10,000 starting value
$16,392 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Bloomberg US Corporate High Yield Bond Index
$10,000 starting value
$17,735 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	8.14%	4.74%	5.07%
Bloomberg US Corporate High Yield Bond Index	8.16%	5.47%	5.90%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$463,694,386
Total number of portfolio holdings	341
Total investment management fees paid	$2,225,765
Portfolio turnover rate	51%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.6%
Senior Floating Rate Interests	1.7%
Preferred Stocks	0.3%
Common Stocks	0.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAHSX_1025

Annual Shareholder Report
October 31, 2025
The Hartford High Yield Fund
Class R5/HAHTX
This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$70	0.67%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Corporate High Yield Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance in aggregate, driven primarily by positive selection in the Financial Institutions and Retailers sectors.
  Underweight allocations to the Consumer Products and Utilities sectors contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall sector allocation detracted from performance during the period, driven primarily by an overweight to the Packaging sector.
  Security selection within the Packaging and Cable and Satellite sectors detracted from relative performance.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R5
$10,000 starting value
$16,905 ending value

Bloomberg US Corporate High Yield Bond Index
$10,000 starting value
$17,735 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	8.42%	5.04%	5.39%
Bloomberg US Corporate High Yield Bond Index	8.16%	5.47%	5.90%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$463,694,386
Total number of portfolio holdings	341
Total investment management fees paid	$2,225,765
Portfolio turnover rate	51%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.6%
Senior Floating Rate Interests	1.7%
Preferred Stocks	0.3%
Common Stocks	0.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAHTX_1025

Annual Shareholder Report
October 31, 2025
The Hartford High Yield Fund
Class R6/HAHVX
This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.55%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Corporate High Yield Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance in aggregate, driven primarily by positive selection in the Financial Institutions and Retailers sectors.
  Underweight allocations to the Consumer Products and Utilities sectors contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall sector allocation detracted from performance during the period, driven primarily by an overweight to the Packaging sector.
  Security selection within the Packaging and Cable and Satellite sectors detracted from relative performance.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R6
$10,000 starting value
$16,854 ending value

Bloomberg US Corporate High Yield Bond Index
$10,000 starting value
$17,735 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	8.40%	5.12%	5.36%
Bloomberg US Corporate High Yield Bond Index	8.16%	5.47%	5.90%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Performance for Class R6 shares prior to March 1, 2021 (the inception date of Class R6) reflects the performance of the Fund's Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$463,694,386
Total number of portfolio holdings	341
Total investment management fees paid	$2,225,765
Portfolio turnover rate	51%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.6%
Senior Floating Rate Interests	1.7%
Preferred Stocks	0.3%
Common Stocks	0.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAHVX_1025

Annual Shareholder Report
October 31, 2025
The Hartford High Yield Fund
Class Y/HAHYX
This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$69	0.66%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Corporate High Yield Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance in aggregate, driven primarily by positive selection in the Financial Institutions and Retailers sectors.
  Underweight allocations to the Consumer Products and Utilities sectors contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall sector allocation detracted from performance during the period, driven primarily by an overweight to the Packaging sector.
  Security selection within the Packaging and Cable and Satellite sectors detracted from relative performance.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$500,000
$400,000
$300,000
$200,000
$100,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class Y
$250,000 starting value
$420,252 ending value

Bloomberg US Corporate High Yield Bond Index
$250,000 starting value
$443,371 ending value

Bloomberg US Aggregate Bond Index
$250,000 starting value
$301,767 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	8.44%	5.06%	5.33%
Bloomberg US Corporate High Yield Bond Index	8.16%	5.47%	5.90%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$463,694,386
Total number of portfolio holdings	341
Total investment management fees paid	$2,225,765
Portfolio turnover rate	51%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.6%
Senior Floating Rate Interests	1.7%
Preferred Stocks	0.3%
Common Stocks	0.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAHYX_1025

Annual Shareholder Report
October 31, 2025
The Hartford High Yield Fund
Class F/HAHFX
This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	0.55%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Corporate High Yield Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance in aggregate, driven primarily by positive selection in the Financial Institutions and Retailers sectors.
  Underweight allocations to the Consumer Products and Utilities sectors contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall sector allocation detracted from performance during the period, driven primarily by an overweight to the Packaging sector.
  Security selection within the Packaging and Cable and Satellite sectors detracted from relative performance.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$2,000,000
$1,500,000
$1,000,000
$500,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class F
$1,000,000 starting value
$1,698,976 ending value

Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,207,067 ending value

Bloomberg US Corporate High Yield Bond Index
$1,000,000 starting value
$1,773,484 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	8.53%	5.16%	5.44%
Bloomberg US Corporate High Yield Bond Index	8.16%	5.47%	5.90%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$463,694,386
Total number of portfolio holdings	341
Total investment management fees paid	$2,225,765
Portfolio turnover rate	51%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.6%
Senior Floating Rate Interests	1.7%
Preferred Stocks	0.3%
Common Stocks	0.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.2%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAHFX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Inflation Plus Fund
Class A/HIPAX
This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.85%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US TIPS 1-10 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to developed non-U.S. Sovereign Debt was the largest contributor to relative results.
  The Fund’s allocation to Bank Loans and Corporate Credit benefited performance during the period.
Top Detractors to Performance
  The Fund’s underweight position to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from results overall.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
The Fund used derivatives to help implement the overall investment strategy, including interest rate swaps, currency forwards, options, and futures. The Fund’s derivative exposure in aggregate had a negative impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class A
$9,550 starting value
$12,657 ending value
Bloomberg US TIPS Index
$10,000 starting value
$13,460 ending value
Bloomberg US TIPS 1-10 Year Index
$10,000 starting value
$13,742 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	2.05%	1.49%	2.38%
Class A (without 4.50% maximum front-end sales charge)	6.85%	2.43%	2.86%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
Bloomberg US TIPS Index	6.06%	1.63%	3.02%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$353,578,661
Total number of portfolio holdings	227
Total investment management fees paid	$1,268,456
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	28%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	74.1%
Foreign Government Obligations	10.5%
Convertible Bonds	3.9%
Corporate Bonds	3.0%
Senior Floating Rate Interests	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	1.7%
U.S. Government Agencies^	0.2%
Purchased Options	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	3.0%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class A was changed to 0.125% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIPAX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Inflation Plus Fund
Class C/HIPCX
This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$168	1.63%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US TIPS 1-10 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to developed non-U.S. Sovereign Debt was the largest contributor to relative results.
  The Fund’s allocation to Bank Loans and Corporate Credit benefited performance during the period.
Top Detractors to Performance
  The Fund’s underweight position to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from results overall.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
The Fund used derivatives to help implement the overall investment strategy, including interest rate swaps, currency forwards, options, and futures. The Fund’s derivative exposure in aggregate had a negative impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class C
$10,000 starting value
$12,311 ending value
Bloomberg US TIPS Index
$10,000 starting value
$13,460 ending value
Bloomberg US TIPS 1-10 Year Index
$10,000 starting value
$13,742 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	5.05%	1.68%	2.10%
Class C (without 1.00% contingent deferred sales charge)	6.05%	1.68%	2.10%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
Bloomberg US TIPS Index	6.06%	1.63%	3.02%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$353,578,661
Total number of portfolio holdings	227
Total investment management fees paid	$1,268,456
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	28%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	74.1%
Foreign Government Obligations	10.5%
Convertible Bonds	3.9%
Corporate Bonds	3.0%
Senior Floating Rate Interests	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	1.7%
U.S. Government Agencies^	0.2%
Purchased Options	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	3.0%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIPCX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Inflation Plus Fund
Class I/HIPIX
This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.60%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US TIPS 1-10 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to developed non-U.S. Sovereign Debt was the largest contributor to relative results.
  The Fund’s allocation to Bank Loans and Corporate Credit benefited performance during the period.
Top Detractors to Performance
  The Fund’s underweight position to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from results overall.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
The Fund used derivatives to help implement the overall investment strategy, including interest rate swaps, currency forwards, options, and futures. The Fund’s derivative exposure in aggregate had a negative impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class I
$10,000 starting value
$13,618 ending value
Bloomberg US TIPS Index
$10,000 starting value
$13,460 ending value
Bloomberg US TIPS 1-10 Year Index
$10,000 starting value
$13,742 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	7.08%	2.69%	3.14%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
Bloomberg US TIPS Index	6.06%	1.63%	3.02%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$353,578,661
Total number of portfolio holdings	227
Total investment management fees paid	$1,268,456
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	28%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	74.1%
Foreign Government Obligations	10.5%
Convertible Bonds	3.9%
Corporate Bonds	3.0%
Senior Floating Rate Interests	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	1.7%
U.S. Government Agencies^	0.2%
Purchased Options	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	3.0%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIPIX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Inflation Plus Fund
Class R3/HIPRX
This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$124	1.20%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US TIPS 1-10 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to developed non-U.S. Sovereign Debt was the largest contributor to relative results.
  The Fund’s allocation to Bank Loans and Corporate Credit benefited performance during the period.
Top Detractors to Performance
  The Fund’s underweight position to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from results overall.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
The Fund used derivatives to help implement the overall investment strategy, including interest rate swaps, currency forwards, options, and futures. The Fund’s derivative exposure in aggregate had a negative impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R3
$10,000 starting value
$12,820 ending value

Bloomberg US TIPS Index
$10,000 starting value
$13,460 ending value

Bloomberg US TIPS 1-10 Year Index
$10,000 starting value
$13,742 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	6.52%	2.09%	2.52%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
Bloomberg US TIPS Index	6.06%	1.63%	3.02%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$353,578,661
Total number of portfolio holdings	227
Total investment management fees paid	$1,268,456
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	28%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	74.1%
Foreign Government Obligations	10.5%
Convertible Bonds	3.9%
Corporate Bonds	3.0%
Senior Floating Rate Interests	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	1.7%
U.S. Government Agencies^	0.2%
Purchased Options	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	3.0%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIPRX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Inflation Plus Fund
Class R4/HIPSX
This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$93	0.90%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US TIPS 1-10 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to developed non-U.S. Sovereign Debt was the largest contributor to relative results.
  The Fund’s allocation to Bank Loans and Corporate Credit benefited performance during the period.
Top Detractors to Performance
  The Fund’s underweight position to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from results overall.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
The Fund used derivatives to help implement the overall investment strategy, including interest rate swaps, currency forwards, options, and futures. The Fund’s derivative exposure in aggregate had a negative impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R4
$10,000 starting value
$13,208 ending value
Bloomberg US TIPS Index
$10,000 starting value
$13,460 ending value
Bloomberg US TIPS 1-10 Year Index
$10,000 starting value
$13,742 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	6.78%	2.39%	2.82%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
Bloomberg US TIPS Index	6.06%	1.63%	3.02%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$353,578,661
Total number of portfolio holdings	227
Total investment management fees paid	$1,268,456
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	28%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	74.1%
Foreign Government Obligations	10.5%
Convertible Bonds	3.9%
Corporate Bonds	3.0%
Senior Floating Rate Interests	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	1.7%
U.S. Government Agencies^	0.2%
Purchased Options	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	3.0%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIPSX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Inflation Plus Fund
Class R5/HIPTX
This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$62	0.60%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US TIPS 1-10 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to developed non-U.S. Sovereign Debt was the largest contributor to relative results.
  The Fund’s allocation to Bank Loans and Corporate Credit benefited performance during the period.
Top Detractors to Performance
  The Fund’s underweight position to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from results overall.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
The Fund used derivatives to help implement the overall investment strategy, including interest rate swaps, currency forwards, options, and futures. The Fund’s derivative exposure in aggregate had a negative impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R5
$10,000 starting value
$13,607 ending value

Bloomberg US TIPS Index
$10,000 starting value
$13,460 ending value

Bloomberg US TIPS 1-10 Year Index
$10,000 starting value
$13,742 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	7.12%	2.72%	3.13%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
Bloomberg US TIPS Index	6.06%	1.63%	3.02%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$353,578,661
Total number of portfolio holdings	227
Total investment management fees paid	$1,268,456
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	28%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	74.1%
Foreign Government Obligations	10.5%
Convertible Bonds	3.9%
Corporate Bonds	3.0%
Senior Floating Rate Interests	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	1.7%
U.S. Government Agencies^	0.2%
Purchased Options	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	3.0%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIPTX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Inflation Plus Fund
Class Y/HIPYX
This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$60	0.58%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US TIPS 1-10 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to developed non-U.S. Sovereign Debt was the largest contributor to relative results.
  The Fund’s allocation to Bank Loans and Corporate Credit benefited performance during the period.
Top Detractors to Performance
  The Fund’s underweight position to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from results overall.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
The Fund used derivatives to help implement the overall investment strategy, including interest rate swaps, currency forwards, options, and futures. The Fund’s derivative exposure in aggregate had a negative impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$400,000
$300,000
$200,000
$100,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class Y
$250,000 starting value
$341,235 ending value
Bloomberg US TIPS Index
$250,000 starting value
$336,488 ending value
Bloomberg US TIPS 1-10 Year Index
$250,000 starting value
$343,547 ending value
Bloomberg US Aggregate Bond Index
$250,000 starting value
$301,767 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	7.19%	2.71%	3.16%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
Bloomberg US TIPS Index	6.06%	1.63%	3.02%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$353,578,661
Total number of portfolio holdings	227
Total investment management fees paid	$1,268,456
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	28%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	74.1%
Foreign Government Obligations	10.5%
Convertible Bonds	3.9%
Corporate Bonds	3.0%
Senior Floating Rate Interests	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	1.7%
U.S. Government Agencies^	0.2%
Purchased Options	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	3.0%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIPYX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Inflation Plus Fund
Class F/HIPFX
This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$50	0.48%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US TIPS 1-10 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to developed non-U.S. Sovereign Debt was the largest contributor to relative results.
  The Fund’s allocation to Bank Loans and Corporate Credit benefited performance during the period.
Top Detractors to Performance
  The Fund’s underweight position to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from results overall.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
The Fund used derivatives to help implement the overall investment strategy, including interest rate swaps, currency forwards, options, and futures. The Fund’s derivative exposure in aggregate had a negative impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$1,500,000
$1,000,000
$500,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class F
$1,000,000 starting value
$1,371,593 ending value

Bloomberg US TIPS Index
$1,000,000 starting value
$1,345,950 ending value

Bloomberg US TIPS 1-10 Year Index
$1,000,000 starting value
$1,374,186 ending value

Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,207,067 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	7.22%	2.82%	3.21%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
Bloomberg US TIPS Index	6.06%	1.63%	3.02%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$353,578,661
Total number of portfolio holdings	227
Total investment management fees paid	$1,268,456
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	28%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	74.1%
Foreign Government Obligations	10.5%
Convertible Bonds	3.9%
Corporate Bonds	3.0%
Senior Floating Rate Interests	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	1.7%
U.S. Government Agencies^	0.2%
Purchased Options	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	3.0%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIPFX_1025

Annual Shareholder Report
October 31, 2025
Hartford Low Duration High Income Fund
Class A/HFHAX
This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.00%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the ICE BoA 1-3 Year BB-B US Cash Pay High Yield Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors contributed positively to relative performance. Asset-Backed Securities (ABS) and Collateralized Loan Obligations (CLOs) were strong contributors during the period. Exposure to other securitized sectors, including Commercial Mortgage-Backed Securities (CMBS) and Non-Agency Residential Mortgage-Backed Securities (NA RMBS), also added to returns.
  The Fund’s allocation to Investment-Grade Credit contributed to results, driven by positioning within Financials. Our out-of-benchmark exposure to finance companies, insurance, and REITs supported performance.
  Duration and yield curve positioning supported relative performance. The Fund maintained an overweight duration stance, which benefited as rates declined during the period.
Top Detractors to Performance
  The Fund’s allocation to and security selection within High Yield Credit was a relative detractor during the period.
  The Fund’s security selection within Investment Grade Credit was also a relative detractor during the period, particularly in the Energy and Consumer Cyclical sectors.
Derivatives were not utilized in a significant manner in this Fund during the period. During this period, the Fund used Treasury futures for duration management, which had no material impact to the Fund's performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class A
$9,700 starting value
$15,308 ending value

ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
$10,000 starting value
$16,599 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 3.00% maximum front-end sales charge)	4.14%	4.80%	4.35%
Class A (without 3.00% maximum front-end sales charge)	7.36%	5.45%	4.67%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	7.13%	5.82%	5.20%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Performance for the Fund prior to March 1, 2024, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$145,502,796
Total number of portfolio holdings	317
Total investment management fees paid	$875,739
Portfolio turnover rate	73%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	47.5%
Corporate Bonds	24.8%
U.S. Government Agencies^	13.4%
Senior Floating Rate Interests	12.5%
Common Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFHAX_1025

Annual Shareholder Report
October 31, 2025
Hartford Low Duration High Income Fund
Class C/HFHCX
This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.75%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the ICE BoA 1-3 Year BB-B US Cash Pay High Yield Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors contributed positively to relative performance. Asset-Backed Securities (ABS) and Collateralized Loan Obligations (CLOs) were strong contributors during the period. Exposure to other securitized sectors, including Commercial Mortgage-Backed Securities (CMBS) and Non-Agency Residential Mortgage-Backed Securities (NA RMBS), also added to returns.
  The Fund’s allocation to Investment-Grade Credit contributed to results, driven by positioning within Financials. Our out-of-benchmark exposure to finance companies, insurance, and REITs supported performance.
  Duration and yield curve positioning supported relative performance. The Fund maintained an overweight duration stance, which benefited as rates declined during the period.
Top Detractors to Performance
  The Fund’s allocation to and security selection within High Yield Credit was a relative detractor during the period.
  The Fund’s security selection within Investment Grade Credit was also a relative detractor during the period, particularly in the Energy and Consumer Cyclical sectors.
Derivatives were not utilized in a significant manner in this Fund during the period. During this period, the Fund used Treasury futures for duration management, which had no material impact to the Fund's performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class C
$10,000 starting value
$14,636 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
$10,000 starting value
$16,599 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	5.44%	4.66%	3.88%
Class C (without 1.00% contingent deferred sales charge)	6.44%	4.66%	3.88%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	7.13%	5.82%	5.20%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Performance for the Fund prior to March 1, 2024, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$145,502,796
Total number of portfolio holdings	317
Total investment management fees paid	$875,739
Portfolio turnover rate	73%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	47.5%
Corporate Bonds	24.8%
U.S. Government Agencies^	13.4%
Senior Floating Rate Interests	12.5%
Common Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFHCX_1025

Annual Shareholder Report
October 31, 2025
Hartford Low Duration High Income Fund
Class I/HFHIX
This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.75%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the ICE BoA 1-3 Year BB-B US Cash Pay High Yield Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors contributed positively to relative performance. Asset-Backed Securities (ABS) and Collateralized Loan Obligations (CLOs) were strong contributors during the period. Exposure to other securitized sectors, including Commercial Mortgage-Backed Securities (CMBS) and Non-Agency Residential Mortgage-Backed Securities (NA RMBS), also added to returns.
  The Fund’s allocation to Investment-Grade Credit contributed to results, driven by positioning within Financials. Our out-of-benchmark exposure to finance companies, insurance, and REITs supported performance.
  Duration and yield curve positioning supported relative performance. The Fund maintained an overweight duration stance, which benefited as rates declined during the period.
Top Detractors to Performance
  The Fund’s allocation to and security selection within High Yield Credit was a relative detractor during the period.
  The Fund’s security selection within Investment Grade Credit was also a relative detractor during the period, particularly in the Energy and Consumer Cyclical sectors.
Derivatives were not utilized in a significant manner in this Fund during the period. During this period, the Fund used Treasury futures for duration management, which had no material impact to the Fund's performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class I
$10,000 starting value
$16,117 ending value

ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
$10,000 starting value
$16,599 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	7.49%	5.69%	4.89%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	7.13%	5.82%	5.20%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Performance for the Fund prior to March 1, 2024, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$145,502,796
Total number of portfolio holdings	317
Total investment management fees paid	$875,739
Portfolio turnover rate	73%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	47.5%
Corporate Bonds	24.8%
U.S. Government Agencies^	13.4%
Senior Floating Rate Interests	12.5%
Common Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFHIX_1025

Annual Shareholder Report
October 31, 2025
Hartford Low Duration High Income Fund
Class R3/HFHRX
This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$137	1.32%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the ICE BoA 1-3 Year BB-B US Cash Pay High Yield Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors contributed positively to relative performance. Asset-Backed Securities (ABS) and Collateralized Loan Obligations (CLOs) were strong contributors during the period. Exposure to other securitized sectors, including Commercial Mortgage-Backed Securities (CMBS) and Non-Agency Residential Mortgage-Backed Securities (NA RMBS), also added to returns.
  The Fund’s allocation to Investment-Grade Credit contributed to results, driven by positioning within Financials. Our out-of-benchmark exposure to finance companies, insurance, and REITs supported performance.
  Duration and yield curve positioning supported relative performance. The Fund maintained an overweight duration stance, which benefited as rates declined during the period.
Top Detractors to Performance
  The Fund’s allocation to and security selection within High Yield Credit was a relative detractor during the period.
  The Fund’s security selection within Investment Grade Credit was also a relative detractor during the period, particularly in the Energy and Consumer Cyclical sectors.
Derivatives were not utilized in a significant manner in this Fund during the period. During this period, the Fund used Treasury futures for duration management, which had no material impact to the Fund's performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R3
$10,000 starting value
$15,316 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
$10,000 starting value
$16,599 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	6.90%	5.10%	4.36%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	7.13%	5.82%	5.20%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Performance for the Fund prior to March 1, 2024, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$145,502,796
Total number of portfolio holdings	317
Total investment management fees paid	$875,739
Portfolio turnover rate	73%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	47.5%
Corporate Bonds	24.8%
U.S. Government Agencies^	13.4%
Senior Floating Rate Interests	12.5%
Common Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFHRX_1025

Annual Shareholder Report
October 31, 2025
Hartford Low Duration High Income Fund
Class R4/HFHSX
This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$106	1.02%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the ICE BoA 1-3 Year BB-B US Cash Pay High Yield Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors contributed positively to relative performance. Asset-Backed Securities (ABS) and Collateralized Loan Obligations (CLOs) were strong contributors during the period. Exposure to other securitized sectors, including Commercial Mortgage-Backed Securities (CMBS) and Non-Agency Residential Mortgage-Backed Securities (NA RMBS), also added to returns.
  The Fund’s allocation to Investment-Grade Credit contributed to results, driven by positioning within Financials. Our out-of-benchmark exposure to finance companies, insurance, and REITs supported performance.
  Duration and yield curve positioning supported relative performance. The Fund maintained an overweight duration stance, which benefited as rates declined during the period.
Top Detractors to Performance
  The Fund’s allocation to and security selection within High Yield Credit was a relative detractor during the period.
  The Fund’s security selection within Investment Grade Credit was also a relative detractor during the period, particularly in the Energy and Consumer Cyclical sectors.
Derivatives were not utilized in a significant manner in this Fund during the period. During this period, the Fund used Treasury futures for duration management, which had no material impact to the Fund's performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R4
$10,000 starting value
$15,781 ending value

ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
$10,000 starting value
$16,599 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	7.22%	5.43%	4.67%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	7.13%	5.82%	5.20%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Performance for the Fund prior to March 1, 2024, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$145,502,796
Total number of portfolio holdings	317
Total investment management fees paid	$875,739
Portfolio turnover rate	73%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	47.5%
Corporate Bonds	24.8%
U.S. Government Agencies^	13.4%
Senior Floating Rate Interests	12.5%
Common Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFHSX_1025

Annual Shareholder Report
October 31, 2025
Hartford Low Duration High Income Fund
Class R5/HFHTX
This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$75	0.72%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the ICE BoA 1-3 Year BB-B US Cash Pay High Yield Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors contributed positively to relative performance. Asset-Backed Securities (ABS) and Collateralized Loan Obligations (CLOs) were strong contributors during the period. Exposure to other securitized sectors, including Commercial Mortgage-Backed Securities (CMBS) and Non-Agency Residential Mortgage-Backed Securities (NA RMBS), also added to returns.
  The Fund’s allocation to Investment-Grade Credit contributed to results, driven by positioning within Financials. Our out-of-benchmark exposure to finance companies, insurance, and REITs supported performance.
  Duration and yield curve positioning supported relative performance. The Fund maintained an overweight duration stance, which benefited as rates declined during the period.
Top Detractors to Performance
  The Fund’s allocation to and security selection within High Yield Credit was a relative detractor during the period.
  The Fund’s security selection within Investment Grade Credit was also a relative detractor during the period, particularly in the Energy and Consumer Cyclical sectors.
Derivatives were not utilized in a significant manner in this Fund during the period. During this period, the Fund used Treasury futures for duration management, which had no material impact to the Fund's performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$20,000
$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R5
$10,000 starting value
$16,433 ending value

ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
$10,000 starting value
$16,599 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	7.55%	5.75%	5.09%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	7.13%	5.82%	5.20%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Performance for the Fund prior to March 1, 2024, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$145,502,796
Total number of portfolio holdings	317
Total investment management fees paid	$875,739
Portfolio turnover rate	73%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	47.5%
Corporate Bonds	24.8%
U.S. Government Agencies^	13.4%
Senior Floating Rate Interests	12.5%
Common Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFHTX_1025

Annual Shareholder Report
October 31, 2025
Hartford Low Duration High Income Fund
Class Y/HFHYX
This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$75	0.72%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the ICE BoA 1-3 Year BB-B US Cash Pay High Yield Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors contributed positively to relative performance. Asset-Backed Securities (ABS) and Collateralized Loan Obligations (CLOs) were strong contributors during the period. Exposure to other securitized sectors, including Commercial Mortgage-Backed Securities (CMBS) and Non-Agency Residential Mortgage-Backed Securities (NA RMBS), also added to returns.
  The Fund’s allocation to Investment-Grade Credit contributed to results, driven by positioning within Financials. Our out-of-benchmark exposure to finance companies, insurance, and REITs supported performance.
  Duration and yield curve positioning supported relative performance. The Fund maintained an overweight duration stance, which benefited as rates declined during the period.
Top Detractors to Performance
  The Fund’s allocation to and security selection within High Yield Credit was a relative detractor during the period.
  The Fund’s security selection within Investment Grade Credit was also a relative detractor during the period, particularly in the Energy and Consumer Cyclical sectors.
Derivatives were not utilized in a significant manner in this Fund during the period. During this period, the Fund used Treasury futures for duration management, which had no material impact to the Fund's performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$500,000
$400,000
$300,000
$200,000
$100,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class Y
$250,000 starting value
$406,190 ending value

ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
$250,000 starting value
$414,970 ending value

Bloomberg US Aggregate Bond Index
$250,000 starting value
$301,767 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	7.58%	5.72%	4.97%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	7.13%	5.82%	5.20%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Performance for the Fund prior to March 1, 2024, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$145,502,796
Total number of portfolio holdings	317
Total investment management fees paid	$875,739
Portfolio turnover rate	73%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	47.5%
Corporate Bonds	24.8%
U.S. Government Agencies^	13.4%
Senior Floating Rate Interests	12.5%
Common Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFHYX_1025

Annual Shareholder Report
October 31, 2025
Hartford Low Duration High Income Fund
Class F/HFHFX
This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$67	0.65%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the ICE BoA 1-3 Year BB-B US Cash Pay High Yield Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors contributed positively to relative performance. Asset-Backed Securities (ABS) and Collateralized Loan Obligations (CLOs) were strong contributors during the period. Exposure to other securitized sectors, including Commercial Mortgage-Backed Securities (CMBS) and Non-Agency Residential Mortgage-Backed Securities (NA RMBS), also added to returns.
  The Fund’s allocation to Investment-Grade Credit contributed to results, driven by positioning within Financials. Our out-of-benchmark exposure to finance companies, insurance, and REITs supported performance.
  Duration and yield curve positioning supported relative performance. The Fund maintained an overweight duration stance, which benefited as rates declined during the period.
Top Detractors to Performance
  The Fund’s allocation to and security selection within High Yield Credit was a relative detractor during the period.
  The Fund’s security selection within Investment Grade Credit was also a relative detractor during the period, particularly in the Energy and Consumer Cyclical sectors.
Derivatives were not utilized in a significant manner in this Fund during the period. During this period, the Fund used Treasury futures for duration management, which had no material impact to the Fund's performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$2,000,000
$1,500,000
$1,000,000
$500,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class F
$1,000,000 starting value
$1,624,847 ending value
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
$1,000,000 starting value
$1,659,878 ending value
Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,207,067 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	7.69%	5.77%	4.97%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	7.13%	5.82%	5.20%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Performance for the Fund prior to March 1, 2024, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$145,502,796
Total number of portfolio holdings	317
Total investment management fees paid	$875,739
Portfolio turnover rate	73%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	47.5%
Corporate Bonds	24.8%
U.S. Government Agencies^	13.4%
Senior Floating Rate Interests	12.5%
Common Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFHFX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Municipal Opportunities Fund
Class A/HHMAX
This annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.66%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Overweight to and security selection within Investment-Grade Industrial Development, Port, Airport and Marina and Special Tax sectors were the primary contributors to relative performance.
  Security selection within the High-Yield Industrial Development and Health Care sectors contributed slightly to performance.
Top Detractors to Performance
  The primary detractor from the Fund’s performance was our underweight position in Investment-Grade GO bonds, namely State and Local GOs.
  Duration and yield curve positioning also slightly detracted from performance, mainly as the Fund was overweight in long maturities when rates sold off during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class A
$9,550 starting value
$12,045 ending value
Bloomberg Municipal Bond Index
$10,000 starting value
$12,707 ending value
Bloomberg Municipal Bond 1-15 Year Blend
(1-17) Index
$10,000 starting value
$12,542 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	(0.51)%	0.38%	1.88%
Class A (without 4.50% maximum front-end sales charge)	4.18%	1.31%	2.35%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	4.83%	1.37%	2.29%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,997,543,048
Total number of portfolio holdings (excluding derivatives, if any)	782
Total investment management fees paid	$5,945,257
Portfolio turnover rate	37%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	11.8%
New York	9.8%
Texas	9.0%
California	7.3%
Alabama	5.0%
Wisconsin	4.2%
Florida	4.1%
Georgia	3.8%
Pennsylvania	3.7%
Colorado	3.0%
Other Non-Municipal Bonds	0.1%
Other Municipal Bonds*	34.0%
Short-Term Investments	1.1%
Other Assets & Liabilities	3.1%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHHMAX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Municipal Opportunities Fund
Class C/HHMCX
This annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	1.43%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Overweight to and security selection within Investment-Grade Industrial Development, Port, Airport and Marina and Special Tax sectors were the primary contributors to relative performance.
  Security selection within the High-Yield Industrial Development and Health Care sectors contributed slightly to performance.
Top Detractors to Performance
  The primary detractor from the Fund’s performance was our underweight position in Investment-Grade GO bonds, namely State and Local GOs.
  Duration and yield curve positioning also slightly detracted from performance, mainly as the Fund was overweight in long maturities when rates sold off during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class C
$10,000 starting value
$11,676 ending value

Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
$10,000 starting value
$12,542 ending value

Bloomberg Municipal Bond Index
$10,000 starting value
$12,707 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	2.26%	0.52%	1.56%
Class C (without 1.00% contingent deferred sales charge)	3.26%	0.52%	1.56%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	4.83%	1.37%	2.29%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,997,543,048
Total number of portfolio holdings (excluding derivatives, if any)	782
Total investment management fees paid	$5,945,257
Portfolio turnover rate	37%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	11.8%
New York	9.8%
Texas	9.0%
California	7.3%
Alabama	5.0%
Wisconsin	4.2%
Florida	4.1%
Georgia	3.8%
Pennsylvania	3.7%
Colorado	3.0%
Other Non-Municipal Bonds	0.1%
Other Municipal Bonds*	34.0%
Short-Term Investments	1.1%
Other Assets & Liabilities	3.1%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHHMCX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Municipal Opportunities Fund
Class I/HHMIX
This annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.47%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Overweight to and security selection within Investment-Grade Industrial Development, Port, Airport and Marina and Special Tax sectors were the primary contributors to relative performance.
  Security selection within the High-Yield Industrial Development and Health Care sectors contributed slightly to performance.
Top Detractors to Performance
  The primary detractor from the Fund’s performance was our underweight position in Investment-Grade GO bonds, namely State and Local GOs.
  Duration and yield curve positioning also slightly detracted from performance, mainly as the Fund was overweight in long maturities when rates sold off during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class I
$10,000 starting value
$12,901 ending value

Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
$10,000 starting value
$12,542 ending value

Bloomberg Municipal Bond Index
$10,000 starting value
$12,707 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	4.37%	1.50%	2.58%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	4.83%	1.37%	2.29%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,997,543,048
Total number of portfolio holdings (excluding derivatives, if any)	782
Total investment management fees paid	$5,945,257
Portfolio turnover rate	37%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	11.8%
New York	9.8%
Texas	9.0%
California	7.3%
Alabama	5.0%
Wisconsin	4.2%
Florida	4.1%
Georgia	3.8%
Pennsylvania	3.7%
Colorado	3.0%
Other Non-Municipal Bonds	0.1%
Other Municipal Bonds*	34.0%
Short-Term Investments	1.1%
Other Assets & Liabilities	3.1%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHHMIX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Municipal Opportunities Fund
Class Y/HHMYX
This annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$38	0.37%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Overweight to and security selection within Investment-Grade Industrial Development, Port, Airport and Marina and Special Tax sectors were the primary contributors to relative performance.
  Security selection within the High-Yield Industrial Development and Health Care sectors contributed slightly to performance.
Top Detractors to Performance
  The primary detractor from the Fund’s performance was our underweight position in Investment-Grade GO bonds, namely State and Local GOs.
  Duration and yield curve positioning also slightly detracted from performance, mainly as the Fund was overweight in long maturities when rates sold off during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$400,000
$300,000
$200,000
$100,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class Y
$250,000 starting value
$322,271 ending value
Bloomberg Municipal Bond Index
$250,000 starting value
$317,671 ending value
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
$250,000 starting value
$313,542 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	4.30%	1.51%	2.57%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	4.83%	1.37%	2.29%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Performance for Class Y shares prior to May 31, 2018 (the inception date of Class Y) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,997,543,048
Total number of portfolio holdings (excluding derivatives, if any)	782
Total investment management fees paid	$5,945,257
Portfolio turnover rate	37%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	11.8%
New York	9.8%
Texas	9.0%
California	7.3%
Alabama	5.0%
Wisconsin	4.2%
Florida	4.1%
Georgia	3.8%
Pennsylvania	3.7%
Colorado	3.0%
Other Non-Municipal Bonds	0.1%
Other Municipal Bonds*	34.0%
Short-Term Investments	1.1%
Other Assets & Liabilities	3.1%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHHMYX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Municipal Opportunities Fund
Class F/HHMFX
This annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$35	0.34%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Overweight to and security selection within Investment-Grade Industrial Development, Port, Airport and Marina and Special Tax sectors were the primary contributors to relative performance.
  Security selection within the High-Yield Industrial Development and Health Care sectors contributed slightly to performance.
Top Detractors to Performance
  The primary detractor from the Fund’s performance was our underweight position in Investment-Grade GO bonds, namely State and Local GOs.
  Duration and yield curve positioning also slightly detracted from performance, mainly as the Fund was overweight in long maturities when rates sold off during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$1,500,000
$1,000,000
$500,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class F
$1,000,000 starting value
$1,298,912 ending value

Bloomberg Municipal Bond Index
$1,000,000 starting value
$1,270,684 ending value

Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
$1,000,000 starting value
$1,254,169 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	4.51%	1.63%	2.65%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	4.83%	1.37%	2.29%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,997,543,048
Total number of portfolio holdings (excluding derivatives, if any)	782
Total investment management fees paid	$5,945,257
Portfolio turnover rate	37%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	11.8%
New York	9.8%
Texas	9.0%
California	7.3%
Alabama	5.0%
Wisconsin	4.2%
Florida	4.1%
Georgia	3.8%
Pennsylvania	3.7%
Colorado	3.0%
Other Non-Municipal Bonds	0.1%
Other Municipal Bonds*	34.0%
Short-Term Investments	1.1%
Other Assets & Liabilities	3.1%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHHMFX_1025

Annual Shareholder Report
October 31, 2025
Hartford Municipal Short Duration Fund
Class A/HMJAX
This annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond Short 1-5 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment-Grade Port, Airport and Marina, Industrial Development, Lease, and Tax sectors were the primary contributors to relative performance.
  Duration and yield curve positioning supported benchmark-relative returns. The Fund maintained an overweight in the 5- and 10-year segments of the curve during the period as rates rallied.
Top Detractors to Performance
  The primary detractor from the Fund’s performance was an underweight position in Investment-Grade GO bonds, namely State and Local GOs.
  An underweight allocation to Investment-Grade Pre-Refunded Debt also slightly detracted from relative returns.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class A
$9,550 starting value
$11,121 ending value

Bloomberg Municipal Bond Index
$10,000 starting value
$12,707 ending value

Bloomberg Municipal Bond Short 1-5 Year Index
$10,000 starting value
$11,707 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	(0.98)%	0.46%	1.07%
Class A (without 4.50% maximum front-end sales charge)	3.68%	1.39%	1.53%
Bloomberg Municipal Bond Short 1-5 Year Index	3.68%	1.34%	1.59%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$38,338,801
Total number of portfolio holdings (excluding derivatives, if any)	160
Total investment management fees paid	$131,790
Portfolio turnover rate	32%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	12.8%
Texas	11.3%
Alabama	8.1%
New York	5.9%
Pennsylvania	5.1%
Wisconsin	4.8%
Rhode Island	4.2%
California	3.8%
Georgia	3.6%
Mississippi	2.7%
Other Municipal Bonds*	36.3%
Short-Term Investments	0.6%
Other Assets & Liabilities	0.8%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMJAX_1025

Annual Shareholder Report
October 31, 2025
Hartford Municipal Short Duration Fund
Class C/HMJCX
This annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.44%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond Short 1-5 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment-Grade Port, Airport and Marina, Industrial Development, Lease, and Tax sectors were the primary contributors to relative performance.
  Duration and yield curve positioning supported benchmark-relative returns. The Fund maintained an overweight in the 5- and 10-year segments of the curve during the period as rates rallied.
Top Detractors to Performance
  The primary detractor from the Fund’s performance was an underweight position in Investment-Grade GO bonds, namely State and Local GOs.
  An underweight allocation to Investment-Grade Pre-Refunded Debt also slightly detracted from relative returns.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class C
$10,000 starting value
$10,996 ending value
Bloomberg Municipal Bond Index
$10,000 starting value
$12,707 ending value
Bloomberg Municipal Bond Short 1-5 Year Index
$10,000 starting value
$11,707 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	1.90%	0.61%	0.95%
Class C (without 1.00% contingent deferred sales charge)	2.90%	0.61%	0.95%
Bloomberg Municipal Bond Short 1-5 Year Index	3.68%	1.34%	1.59%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$38,338,801
Total number of portfolio holdings (excluding derivatives, if any)	160
Total investment management fees paid	$131,790
Portfolio turnover rate	32%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	12.8%
Texas	11.3%
Alabama	8.1%
New York	5.9%
Pennsylvania	5.1%
Wisconsin	4.8%
Rhode Island	4.2%
California	3.8%
Georgia	3.6%
Mississippi	2.7%
Other Municipal Bonds*	36.3%
Short-Term Investments	0.6%
Other Assets & Liabilities	0.8%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMJCX_1025

Annual Shareholder Report
October 31, 2025
Hartford Municipal Short Duration Fund
Class I/HMJIX
This annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.46%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond Short 1-5 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment-Grade Port, Airport and Marina, Industrial Development, Lease, and Tax sectors were the primary contributors to relative performance.
  Duration and yield curve positioning supported benchmark-relative returns. The Fund maintained an overweight in the 5- and 10-year segments of the curve during the period as rates rallied.
Top Detractors to Performance
  The primary detractor from the Fund’s performance was an underweight position in Investment-Grade GO bonds, namely State and Local GOs.
  An underweight allocation to Investment-Grade Pre-Refunded Debt also slightly detracted from relative returns.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class I
$10,000 starting value
$11,910 ending value
Bloomberg Municipal Bond Index
$10,000 starting value
$12,707 ending value
Bloomberg Municipal Bond Short 1-5 Year Index
$10,000 starting value
$11,707 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	3.97%	1.61%	1.76%
Bloomberg Municipal Bond Short 1-5 Year Index	3.68%	1.34%	1.59%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$38,338,801
Total number of portfolio holdings (excluding derivatives, if any)	160
Total investment management fees paid	$131,790
Portfolio turnover rate	32%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	12.8%
Texas	11.3%
Alabama	8.1%
New York	5.9%
Pennsylvania	5.1%
Wisconsin	4.8%
Rhode Island	4.2%
California	3.8%
Georgia	3.6%
Mississippi	2.7%
Other Municipal Bonds*	36.3%
Short-Term Investments	0.6%
Other Assets & Liabilities	0.8%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMJIX_1025

Annual Shareholder Report
October 31, 2025
Hartford Municipal Short Duration Fund
Class F/HMJFX
This annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.39%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond Short 1-5 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment-Grade Port, Airport and Marina, Industrial Development, Lease, and Tax sectors were the primary contributors to relative performance.
  Duration and yield curve positioning supported benchmark-relative returns. The Fund maintained an overweight in the 5- and 10-year segments of the curve during the period as rates rallied.
Top Detractors to Performance
  The primary detractor from the Fund’s performance was an underweight position in Investment-Grade GO bonds, namely State and Local GOs.
  An underweight allocation to Investment-Grade Pre-Refunded Debt also slightly detracted from relative returns.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$1,500,000
$1,000,000
$500,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class F
$1,000,000 starting value
$1,196,762 ending value
Bloomberg Municipal Bond Index
$1,000,000 starting value
$1,270,684 ending value
Bloomberg Municipal Bond Short 1-5 Year Index
$1,000,000 starting value
$1,170,696 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	3.95%	1.68%	1.81%
Bloomberg Municipal Bond Short 1-5 Year Index	3.68%	1.34%	1.59%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$38,338,801
Total number of portfolio holdings (excluding derivatives, if any)	160
Total investment management fees paid	$131,790
Portfolio turnover rate	32%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	12.8%
Texas	11.3%
Alabama	8.1%
New York	5.9%
Pennsylvania	5.1%
Wisconsin	4.8%
Rhode Island	4.2%
California	3.8%
Georgia	3.6%
Mississippi	2.7%
Other Municipal Bonds*	36.3%
Short-Term Investments	0.6%
Other Assets & Liabilities	0.8%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMJFX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Short Duration Fund
Class A/HSDAX
This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg 1-3 Year US Government/Credit Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly Industrials and Financials, were the main contributors to relative performance. The largest industry contributors within the sectors were the Fund’s allocation and security selection within Consumer Cyclical, Banking, Communications and REITs.
  The Fund’s duration and yield curve positioning contributed to relative return during the period mainly due to the Fund’s overweight duration position as rates declined.
  The Fund’s allocation to and security selection within securitized sectors, including Asset-Backed Securities (ABS) and Mortgage-Backed Securities (MBS), contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  The fund’s out-of-benchmark allocation to High Yield Credit detracted from returns primarily due to exposure to the Communications sector.
While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the portfolio’s exposure. The hedges detracted modestly over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class A
$9,800 starting value
$12,778 ending value

Bloomberg 1-3 Year US Government/Credit Index
$10,000 starting value
$12,158 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 2.00% maximum front-end sales charge)	3.85%	2.32%	2.48%
Class A (without 2.00% maximum front-end sales charge)	5.97%	2.73%	2.69%
Bloomberg 1-3 Year US Government/Credit Index	5.07%	1.84%	1.97%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$2,109,609,169
Total number of portfolio holdings	711
Total investment management fees paid	$7,342,632
Portfolio turnover rate	50%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	47.1%
Asset-Backed & Commercial Mortgage-Backed Securities	21.6%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	8.7%
U.S. Government Agencies^	5.5%
Foreign Government Obligations	0.7%
Municipal Bonds	0.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class A was changed to 0.098% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSDAX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Short Duration Fund
Class C/HSDCX
This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.53%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg 1-3 Year US Government/Credit Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly Industrials and Financials, were the main contributors to relative performance. The largest industry contributors within the sectors were the Fund’s allocation and security selection within Consumer Cyclical, Banking, Communications and REITs.
  The Fund’s duration and yield curve positioning contributed to relative return during the period mainly due to the Fund’s overweight duration position as rates declined.
  The Fund’s allocation to and security selection within securitized sectors, including Asset-Backed Securities (ABS) and Mortgage-Backed Securities (MBS), contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  The fund’s out-of-benchmark allocation to High Yield Credit detracted from returns primarily due to exposure to the Communications sector.
While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the portfolio’s exposure. The hedges detracted modestly over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class C
$10,000 starting value
$12,095 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value
Bloomberg 1-3 Year US Government/Credit Index
$10,000 starting value
$12,158 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	4.15%	1.96%	1.92%
Class C (without 1.00% contingent deferred sales charge)	5.15%	1.96%	1.92%
Bloomberg 1-3 Year US Government/Credit Index	5.07%	1.84%	1.97%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$2,109,609,169
Total number of portfolio holdings	711
Total investment management fees paid	$7,342,632
Portfolio turnover rate	50%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	47.1%
Asset-Backed & Commercial Mortgage-Backed Securities	21.6%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	8.7%
U.S. Government Agencies^	5.5%
Foreign Government Obligations	0.7%
Municipal Bonds	0.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSDCX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Short Duration Fund
Class I/HSDIX
This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.49%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg 1-3 Year US Government/Credit Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly Industrials and Financials, were the main contributors to relative performance. The largest industry contributors within the sectors were the Fund’s allocation and security selection within Consumer Cyclical, Banking, Communications and REITs.
  The Fund’s duration and yield curve positioning contributed to relative return during the period mainly due to the Fund’s overweight duration position as rates declined.
  The Fund’s allocation to and security selection within securitized sectors, including Asset-Backed Securities (ABS) and Mortgage-Backed Securities (MBS), contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  The fund’s out-of-benchmark allocation to High Yield Credit detracted from returns primarily due to exposure to the Communications sector.
While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the portfolio’s exposure. The hedges detracted modestly over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class I
$10,000 starting value
$13,413 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value
Bloomberg 1-3 Year US Government/Credit Index
$10,000 starting value
$12,158 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	6.33%	3.03%	2.98%
Bloomberg 1-3 Year US Government/Credit Index	5.07%	1.84%	1.97%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$2,109,609,169
Total number of portfolio holdings	711
Total investment management fees paid	$7,342,632
Portfolio turnover rate	50%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	47.1%
Asset-Backed & Commercial Mortgage-Backed Securities	21.6%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	8.7%
U.S. Government Agencies^	5.5%
Foreign Government Obligations	0.7%
Municipal Bonds	0.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.075% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSDIX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Short Duration Fund
Class R3/HSDRX
This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$106	1.03%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg 1-3 Year US Government/Credit Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly Industrials and Financials, were the main contributors to relative performance. The largest industry contributors within the sectors were the Fund’s allocation and security selection within Consumer Cyclical, Banking, Communications and REITs.
  The Fund’s duration and yield curve positioning contributed to relative return during the period mainly due to the Fund’s overweight duration position as rates declined.
  The Fund’s allocation to and security selection within securitized sectors, including Asset-Backed Securities (ABS) and Mortgage-Backed Securities (MBS), contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  The fund’s out-of-benchmark allocation to High Yield Credit detracted from returns primarily due to exposure to the Communications sector.
While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the portfolio’s exposure. The hedges detracted modestly over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R3
$10,000 starting value
$12,732 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Bloomberg 1-3 Year US Government/Credit Index
$10,000 starting value
$12,158 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	5.68%	2.53%	2.45%
Bloomberg 1-3 Year US Government/Credit Index	5.07%	1.84%	1.97%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$2,109,609,169
Total number of portfolio holdings	711
Total investment management fees paid	$7,342,632
Portfolio turnover rate	50%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	47.1%
Asset-Backed & Commercial Mortgage-Backed Securities	21.6%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	8.7%
U.S. Government Agencies^	5.5%
Foreign Government Obligations	0.7%
Municipal Bonds	0.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSDRX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Short Duration Fund
Class R4/HSDSX
This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$77	0.75%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg 1-3 Year US Government/Credit Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly Industrials and Financials, were the main contributors to relative performance. The largest industry contributors within the sectors were the Fund’s allocation and security selection within Consumer Cyclical, Banking, Communications and REITs.
  The Fund’s duration and yield curve positioning contributed to relative return during the period mainly due to the Fund’s overweight duration position as rates declined.
  The Fund’s allocation to and security selection within securitized sectors, including Asset-Backed Securities (ABS) and Mortgage-Backed Securities (MBS), contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  The fund’s out-of-benchmark allocation to High Yield Credit detracted from returns primarily due to exposure to the Communications sector.
While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the portfolio’s exposure. The hedges detracted modestly over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R4
$10,000 starting value
$13,070 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Bloomberg 1-3 Year US Government/Credit Index
$10,000 starting value
$12,158 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	5.97%	2.77%	2.71%
Bloomberg 1-3 Year US Government/Credit Index	5.07%	1.84%	1.97%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$2,109,609,169
Total number of portfolio holdings	711
Total investment management fees paid	$7,342,632
Portfolio turnover rate	50%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	47.1%
Asset-Backed & Commercial Mortgage-Backed Securities	21.6%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	8.7%
U.S. Government Agencies^	5.5%
Foreign Government Obligations	0.7%
Municipal Bonds	0.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSDSX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Short Duration Fund
Class R5/HSDTX
This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$56	0.54%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg 1-3 Year US Government/Credit Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly Industrials and Financials, were the main contributors to relative performance. The largest industry contributors within the sectors were the Fund’s allocation and security selection within Consumer Cyclical, Banking, Communications and REITs.
  The Fund’s duration and yield curve positioning contributed to relative return during the period mainly due to the Fund’s overweight duration position as rates declined.
  The Fund’s allocation to and security selection within securitized sectors, including Asset-Backed Securities (ABS) and Mortgage-Backed Securities (MBS), contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  The fund’s out-of-benchmark allocation to High Yield Credit detracted from returns primarily due to exposure to the Communications sector.
While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the portfolio’s exposure. The hedges detracted modestly over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R5
$10,000 starting value
$13,391 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value
Bloomberg 1-3 Year US Government/Credit Index
$10,000 starting value
$12,158 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	6.23%	2.97%	2.96%
Bloomberg 1-3 Year US Government/Credit Index	5.07%	1.84%	1.97%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$2,109,609,169
Total number of portfolio holdings	711
Total investment management fees paid	$7,342,632
Portfolio turnover rate	50%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	47.1%
Asset-Backed & Commercial Mortgage-Backed Securities	21.6%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	8.7%
U.S. Government Agencies^	5.5%
Foreign Government Obligations	0.7%
Municipal Bonds	0.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSDTX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Short Duration Fund
Class R6/HSDVX
This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.43%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg 1-3 Year US Government/Credit Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly Industrials and Financials, were the main contributors to relative performance. The largest industry contributors within the sectors were the Fund’s allocation and security selection within Consumer Cyclical, Banking, Communications and REITs.
  The Fund’s duration and yield curve positioning contributed to relative return during the period mainly due to the Fund’s overweight duration position as rates declined.
  The Fund’s allocation to and security selection within securitized sectors, including Asset-Backed Securities (ABS) and Mortgage-Backed Securities (MBS), contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  The fund’s out-of-benchmark allocation to High Yield Credit detracted from returns primarily due to exposure to the Communications sector.
While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the portfolio’s exposure. The hedges detracted modestly over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R6
$10,000 starting value
$13,499 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value
Bloomberg 1-3 Year US Government/Credit Index
$10,000 starting value
$12,158 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	6.38%	3.10%	3.05%
Bloomberg 1-3 Year US Government/Credit Index	5.07%	1.84%	1.97%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Performance for Class R6 shares prior to February 28, 2019 (the inception date of Class R6) reflects the performance of the Fund's Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$2,109,609,169
Total number of portfolio holdings	711
Total investment management fees paid	$7,342,632
Portfolio turnover rate	50%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	47.1%
Asset-Backed & Commercial Mortgage-Backed Securities	21.6%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	8.7%
U.S. Government Agencies^	5.5%
Foreign Government Obligations	0.7%
Municipal Bonds	0.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSDVX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Short Duration Fund
Class Y/HSDYX
This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$55	0.53%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg 1-3 Year US Government/Credit Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly Industrials and Financials, were the main contributors to relative performance. The largest industry contributors within the sectors were the Fund’s allocation and security selection within Consumer Cyclical, Banking, Communications and REITs.
  The Fund’s duration and yield curve positioning contributed to relative return during the period mainly due to the Fund’s overweight duration position as rates declined.
  The Fund’s allocation to and security selection within securitized sectors, including Asset-Backed Securities (ABS) and Mortgage-Backed Securities (MBS), contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  The fund’s out-of-benchmark allocation to High Yield Credit detracted from returns primarily due to exposure to the Communications sector.
While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the portfolio’s exposure. The hedges detracted modestly over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$400,000
$300,000
$200,000
$100,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class Y
$250,000 starting value
$335,263 ending value

Bloomberg US Aggregate Bond Index
$250,000 starting value
$301,767 ending value

Bloomberg 1-3 Year US Government/Credit Index
$250,000 starting value
$303,952 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	6.25%	3.00%	2.98%
Bloomberg 1-3 Year US Government/Credit Index	5.07%	1.84%	1.97%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$2,109,609,169
Total number of portfolio holdings	711
Total investment management fees paid	$7,342,632
Portfolio turnover rate	50%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	47.1%
Asset-Backed & Commercial Mortgage-Backed Securities	21.6%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	8.7%
U.S. Government Agencies^	5.5%
Foreign Government Obligations	0.7%
Municipal Bonds	0.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSDYX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Short Duration Fund
Class F/HSDFX
This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$43	0.42%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg 1-3 Year US Government/Credit Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly Industrials and Financials, were the main contributors to relative performance. The largest industry contributors within the sectors were the Fund’s allocation and security selection within Consumer Cyclical, Banking, Communications and REITs.
  The Fund’s duration and yield curve positioning contributed to relative return during the period mainly due to the Fund’s overweight duration position as rates declined.
  The Fund’s allocation to and security selection within securitized sectors, including Asset-Backed Securities (ABS) and Mortgage-Backed Securities (MBS), contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  The fund’s out-of-benchmark allocation to High Yield Credit detracted from returns primarily due to exposure to the Communications sector.
While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the portfolio’s exposure. The hedges detracted modestly over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$1,500,000
$1,000,000
$500,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class F
$1,000,000 starting value
$1,350,376 ending value

Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,207,067 ending value

Bloomberg 1-3 Year US Government/Credit Index
$1,000,000 starting value
$1,215,808 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	6.37%	3.09%	3.05%
Bloomberg 1-3 Year US Government/Credit Index	5.07%	1.84%	1.97%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$2,109,609,169
Total number of portfolio holdings	711
Total investment management fees paid	$7,342,632
Portfolio turnover rate	50%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	47.1%
Asset-Backed & Commercial Mortgage-Backed Securities	21.6%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	8.7%
U.S. Government Agencies^	5.5%
Foreign Government Obligations	0.7%
Municipal Bonds	0.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSDFX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Strategic Income Fund
Class A/HSNAX
This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.89%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield (HY) was a positive contributor to relative performance. An allocation to Bank Loans Industrial issuers and an allocation to select Convertible Bonds also aided results.
  The Fund’s allocation to securitized sectors benefited results, led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), as housing fundamentals remained broadly supportive of the sector. Exposure to Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also aided performance.
  The Fund’s exposure to Emerging Markets (EM) debt, both EM Corporate and EM Sovereign Debt, contributed positively to performance amid spread tightening.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative results.
  An underweight allocation to Agency Mortgage-Backed Securities (MBS) passthroughs also detracted from relative performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund implemented tactical interest rate positions, which overall helped results. The Fund used derivatives to help implement the overall investment strategy, including credit swap indices (CDX and iTRAXX), interest rate swaps, currency forwards, options, and futures. The Fund’s high-yield credit swaps used to manage credit exposure detracted from results overall. EM credit default swap Index (CDX) had a muted impact on results. The Fund’s interest rate swaps had a positive impact on results. Currency forwards and overall futures positioning detracted modestly from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	4.23%	2.30%	4.22%
Class A (without 4.50% maximum front-end sales charge)	9.14%	3.25%	4.70%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,377,319,130
Total number of portfolio holdings	1,344
Total investment management fees paid	$17,960,476
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	77%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	29.0%
U.S. Government Agencies^	18.9%
Asset-Backed & Commercial Mortgage-Backed Securities	18.7%
U.S. Government Securities	18.4%
Senior Floating Rate Interests	9.3%
Convertible Bonds	6.8%
Foreign Government Obligations	5.5%
Preferred Stocks	0.9%
Municipal Bonds	0.2%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	7.2%
Other Assets & Liabilities	(15.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSNAX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Strategic Income Fund
Class C/HSNCX
This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$168	1.61%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield (HY) was a positive contributor to relative performance. An allocation to Bank Loans Industrial issuers and an allocation to select Convertible Bonds also aided results.
  The Fund’s allocation to securitized sectors benefited results, led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), as housing fundamentals remained broadly supportive of the sector. Exposure to Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also aided performance.
  The Fund’s exposure to Emerging Markets (EM) debt, both EM Corporate and EM Sovereign Debt, contributed positively to performance amid spread tightening.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative results.
  An underweight allocation to Agency Mortgage-Backed Securities (MBS) passthroughs also detracted from relative performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund implemented tactical interest rate positions, which overall helped results. The Fund used derivatives to help implement the overall investment strategy, including credit swap indices (CDX and iTRAXX), interest rate swaps, currency forwards, options, and futures. The Fund’s high-yield credit swaps used to manage credit exposure detracted from results overall. EM credit default swap Index (CDX) had a muted impact on results. The Fund’s interest rate swaps had a positive impact on results. Currency forwards and overall futures positioning detracted modestly from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	7.39%	2.50%	3.93%
Class C (without 1.00% contingent deferred sales charge)	8.39%	2.50%	3.93%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,377,319,130
Total number of portfolio holdings	1,344
Total investment management fees paid	$17,960,476
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	77%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	29.0%
U.S. Government Agencies^	18.9%
Asset-Backed & Commercial Mortgage-Backed Securities	18.7%
U.S. Government Securities	18.4%
Senior Floating Rate Interests	9.3%
Convertible Bonds	6.8%
Foreign Government Obligations	5.5%
Preferred Stocks	0.9%
Municipal Bonds	0.2%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	7.2%
Other Assets & Liabilities	(15.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSNCX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Strategic Income Fund
Class I/HSNIX
This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.63%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield (HY) was a positive contributor to relative performance. An allocation to Bank Loans Industrial issuers and an allocation to select Convertible Bonds also aided results.
  The Fund’s allocation to securitized sectors benefited results, led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), as housing fundamentals remained broadly supportive of the sector. Exposure to Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also aided performance.
  The Fund’s exposure to Emerging Markets (EM) debt, both EM Corporate and EM Sovereign Debt, contributed positively to performance amid spread tightening.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative results.
  An underweight allocation to Agency Mortgage-Backed Securities (MBS) passthroughs also detracted from relative performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund implemented tactical interest rate positions, which overall helped results. The Fund used derivatives to help implement the overall investment strategy, including credit swap indices (CDX and iTRAXX), interest rate swaps, currency forwards, options, and futures. The Fund’s high-yield credit swaps used to manage credit exposure detracted from results overall. EM credit default swap Index (CDX) had a muted impact on results. The Fund’s interest rate swaps had a positive impact on results. Currency forwards and overall futures positioning detracted modestly from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	9.45%	3.56%	4.98%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,377,319,130
Total number of portfolio holdings	1,344
Total investment management fees paid	$17,960,476
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	77%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	29.0%
U.S. Government Agencies^	18.9%
Asset-Backed & Commercial Mortgage-Backed Securities	18.7%
U.S. Government Securities	18.4%
Senior Floating Rate Interests	9.3%
Convertible Bonds	6.8%
Foreign Government Obligations	5.5%
Preferred Stocks	0.9%
Municipal Bonds	0.2%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	7.2%
Other Assets & Liabilities	(15.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.108% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSNIX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Strategic Income Fund
Class R3/HSNRX
This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$129	1.24%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield (HY) was a positive contributor to relative performance. An allocation to Bank Loans Industrial issuers and an allocation to select Convertible Bonds also aided results.
  The Fund’s allocation to securitized sectors benefited results, led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), as housing fundamentals remained broadly supportive of the sector. Exposure to Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also aided performance.
  The Fund’s exposure to Emerging Markets (EM) debt, both EM Corporate and EM Sovereign Debt, contributed positively to performance amid spread tightening.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative results.
  An underweight allocation to Agency Mortgage-Backed Securities (MBS) passthroughs also detracted from relative performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund implemented tactical interest rate positions, which overall helped results. The Fund used derivatives to help implement the overall investment strategy, including credit swap indices (CDX and iTRAXX), interest rate swaps, currency forwards, options, and futures. The Fund’s high-yield credit swaps used to manage credit exposure detracted from results overall. EM credit default swap Index (CDX) had a muted impact on results. The Fund’s interest rate swaps had a positive impact on results. Currency forwards and overall futures positioning detracted modestly from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	8.71%	2.89%	4.36%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,377,319,130
Total number of portfolio holdings	1,344
Total investment management fees paid	$17,960,476
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	77%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	29.0%
U.S. Government Agencies^	18.9%
Asset-Backed & Commercial Mortgage-Backed Securities	18.7%
U.S. Government Securities	18.4%
Senior Floating Rate Interests	9.3%
Convertible Bonds	6.8%
Foreign Government Obligations	5.5%
Preferred Stocks	0.9%
Municipal Bonds	0.2%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	7.2%
Other Assets & Liabilities	(15.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSNRX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Strategic Income Fund
Class R4/HSNSX
This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$97	0.93%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield (HY) was a positive contributor to relative performance. An allocation to Bank Loans Industrial issuers and an allocation to select Convertible Bonds also aided results.
  The Fund’s allocation to securitized sectors benefited results, led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), as housing fundamentals remained broadly supportive of the sector. Exposure to Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also aided performance.
  The Fund’s exposure to Emerging Markets (EM) debt, both EM Corporate and EM Sovereign Debt, contributed positively to performance amid spread tightening.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative results.
  An underweight allocation to Agency Mortgage-Backed Securities (MBS) passthroughs also detracted from relative performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund implemented tactical interest rate positions, which overall helped results. The Fund used derivatives to help implement the overall investment strategy, including credit swap indices (CDX and iTRAXX), interest rate swaps, currency forwards, options, and futures. The Fund’s high-yield credit swaps used to manage credit exposure detracted from results overall. EM credit default swap Index (CDX) had a muted impact on results. The Fund’s interest rate swaps had a positive impact on results. Currency forwards and overall futures positioning detracted modestly from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	9.20%	3.24%	4.69%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,377,319,130
Total number of portfolio holdings	1,344
Total investment management fees paid	$17,960,476
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	77%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	29.0%
U.S. Government Agencies^	18.9%
Asset-Backed & Commercial Mortgage-Backed Securities	18.7%
U.S. Government Securities	18.4%
Senior Floating Rate Interests	9.3%
Convertible Bonds	6.8%
Foreign Government Obligations	5.5%
Preferred Stocks	0.9%
Municipal Bonds	0.2%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	7.2%
Other Assets & Liabilities	(15.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSNSX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Strategic Income Fund
Class R5/HSNTX
This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$66	0.63%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield (HY) was a positive contributor to relative performance. An allocation to Bank Loans Industrial issuers and an allocation to select Convertible Bonds also aided results.
  The Fund’s allocation to securitized sectors benefited results, led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), as housing fundamentals remained broadly supportive of the sector. Exposure to Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also aided performance.
  The Fund’s exposure to Emerging Markets (EM) debt, both EM Corporate and EM Sovereign Debt, contributed positively to performance amid spread tightening.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative results.
  An underweight allocation to Agency Mortgage-Backed Securities (MBS) passthroughs also detracted from relative performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund implemented tactical interest rate positions, which overall helped results. The Fund used derivatives to help implement the overall investment strategy, including credit swap indices (CDX and iTRAXX), interest rate swaps, currency forwards, options, and futures. The Fund’s high-yield credit swaps used to manage credit exposure detracted from results overall. EM credit default swap Index (CDX) had a muted impact on results. The Fund’s interest rate swaps had a positive impact on results. Currency forwards and overall futures positioning detracted modestly from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	9.36%	3.54%	5.01%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,377,319,130
Total number of portfolio holdings	1,344
Total investment management fees paid	$17,960,476
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	77%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	29.0%
U.S. Government Agencies^	18.9%
Asset-Backed & Commercial Mortgage-Backed Securities	18.7%
U.S. Government Securities	18.4%
Senior Floating Rate Interests	9.3%
Convertible Bonds	6.8%
Foreign Government Obligations	5.5%
Preferred Stocks	0.9%
Municipal Bonds	0.2%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	7.2%
Other Assets & Liabilities	(15.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSNTX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Strategic Income Fund
Class R6/HSNVX
This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	0.52%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield (HY) was a positive contributor to relative performance. An allocation to Bank Loans Industrial issuers and an allocation to select Convertible Bonds also aided results.
  The Fund’s allocation to securitized sectors benefited results, led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), as housing fundamentals remained broadly supportive of the sector. Exposure to Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also aided performance.
  The Fund’s exposure to Emerging Markets (EM) debt, both EM Corporate and EM Sovereign Debt, contributed positively to performance amid spread tightening.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative results.
  An underweight allocation to Agency Mortgage-Backed Securities (MBS) passthroughs also detracted from relative performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund implemented tactical interest rate positions, which overall helped results. The Fund used derivatives to help implement the overall investment strategy, including credit swap indices (CDX and iTRAXX), interest rate swaps, currency forwards, options, and futures. The Fund’s high-yield credit swaps used to manage credit exposure detracted from results overall. EM credit default swap Index (CDX) had a muted impact on results. The Fund’s interest rate swaps had a positive impact on results. Currency forwards and overall futures positioning detracted modestly from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	9.48%	3.63%	5.09%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,377,319,130
Total number of portfolio holdings	1,344
Total investment management fees paid	$17,960,476
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	77%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	29.0%
U.S. Government Agencies^	18.9%
Asset-Backed & Commercial Mortgage-Backed Securities	18.7%
U.S. Government Securities	18.4%
Senior Floating Rate Interests	9.3%
Convertible Bonds	6.8%
Foreign Government Obligations	5.5%
Preferred Stocks	0.9%
Municipal Bonds	0.2%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	7.2%
Other Assets & Liabilities	(15.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSNVX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Strategic Income Fund
Class Y/HSNYX
This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$66	0.63%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield (HY) was a positive contributor to relative performance. An allocation to Bank Loans Industrial issuers and an allocation to select Convertible Bonds also aided results.
  The Fund’s allocation to securitized sectors benefited results, led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), as housing fundamentals remained broadly supportive of the sector. Exposure to Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also aided performance.
  The Fund’s exposure to Emerging Markets (EM) debt, both EM Corporate and EM Sovereign Debt, contributed positively to performance amid spread tightening.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative results.
  An underweight allocation to Agency Mortgage-Backed Securities (MBS) passthroughs also detracted from relative performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund implemented tactical interest rate positions, which overall helped results. The Fund used derivatives to help implement the overall investment strategy, including credit swap indices (CDX and iTRAXX), interest rate swaps, currency forwards, options, and futures. The Fund’s high-yield credit swaps used to manage credit exposure detracted from results overall. EM credit default swap Index (CDX) had a muted impact on results. The Fund’s interest rate swaps had a positive impact on results. Currency forwards and overall futures positioning detracted modestly from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	9.51%	3.55%	5.02%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,377,319,130
Total number of portfolio holdings	1,344
Total investment management fees paid	$17,960,476
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	77%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	29.0%
U.S. Government Agencies^	18.9%
Asset-Backed & Commercial Mortgage-Backed Securities	18.7%
U.S. Government Securities	18.4%
Senior Floating Rate Interests	9.3%
Convertible Bonds	6.8%
Foreign Government Obligations	5.5%
Preferred Stocks	0.9%
Municipal Bonds	0.2%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	7.2%
Other Assets & Liabilities	(15.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSNYX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Strategic Income Fund
Class F/HSNFX
This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$54	0.52%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield (HY) was a positive contributor to relative performance. An allocation to Bank Loans Industrial issuers and an allocation to select Convertible Bonds also aided results.
  The Fund’s allocation to securitized sectors benefited results, led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), as housing fundamentals remained broadly supportive of the sector. Exposure to Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also aided performance.
  The Fund’s exposure to Emerging Markets (EM) debt, both EM Corporate and EM Sovereign Debt, contributed positively to performance amid spread tightening.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative results.
  An underweight allocation to Agency Mortgage-Backed Securities (MBS) passthroughs also detracted from relative performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund implemented tactical interest rate positions, which overall helped results. The Fund used derivatives to help implement the overall investment strategy, including credit swap indices (CDX and iTRAXX), interest rate swaps, currency forwards, options, and futures. The Fund’s high-yield credit swaps used to manage credit exposure detracted from results overall. EM credit default swap Index (CDX) had a muted impact on results. The Fund’s interest rate swaps had a positive impact on results. Currency forwards and overall futures positioning detracted modestly from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	9.45%	3.62%	5.05%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,377,319,130
Total number of portfolio holdings	1,344
Total investment management fees paid	$17,960,476
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	77%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	29.0%
U.S. Government Agencies^	18.9%
Asset-Backed & Commercial Mortgage-Backed Securities	18.7%
U.S. Government Securities	18.4%
Senior Floating Rate Interests	9.3%
Convertible Bonds	6.8%
Foreign Government Obligations	5.5%
Preferred Stocks	0.9%
Municipal Bonds	0.2%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	7.2%
Other Assets & Liabilities	(15.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSNFX_1025

Annual Shareholder Report
October 31, 2025
Hartford Sustainable Municipal Bond Fund
Class A/HMKAX
This annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Duration and yield curve positioning supported benchmark-relative returns. The Fund maintained an overweight allocation in the middle end segments of the curve during the period as rates rallied.
  Security selection within High-Yield Revenue Bonds added to relative performance.
  Security selection within Investment-Grade Special Tax, Student Loans, Utilities, and Industrial Development also contributed to relative returns.
Top Detractors to Performance
  Security selection within Investment-Grade GO Bonds detracted from relative performance, particularly in Local and State GOs.
  Sector allocation within Investment-Grade Health Care detracted from relative performance.
  The Fund’s out-of-benchmark allocation to High-Yield GO Bonds also detracted from performance, specifically Local High-Yield GOs.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	(0.97)%	(0.03)%	1.87%
Class A (without 4.50% maximum front-end sales charge)	3.70%	0.90%	2.34%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Performance for the Fund prior to April 30, 2021 reflects the Fund’s performance when it pursued a different investment objective and modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$74,430,412
Total number of portfolio holdings (excluding derivatives, if any)	221
Total investment management fees paid	$271,711
Portfolio turnover rate	26%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	10.9%
Texas	8.4%
New York	7.3%
Pennsylvania	6.6%
California	5.7%
Massachusetts	5.0%
Wisconsin	4.7%
Rhode Island	4.4%
South Carolina	4.1%
Michigan	3.9%
Other Non-Municipal Bonds	0.7%
Other Municipal Bonds*	36.3%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.9%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMKAX_1025

Annual Shareholder Report
October 31, 2025
Hartford Sustainable Municipal Bond Fund
Class C/HMKCX
This annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.44%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Duration and yield curve positioning supported benchmark-relative returns. The Fund maintained an overweight allocation in the middle end segments of the curve during the period as rates rallied.
  Security selection within High-Yield Revenue Bonds added to relative performance.
  Security selection within Investment-Grade Special Tax, Student Loans, Utilities, and Industrial Development also contributed to relative returns.
Top Detractors to Performance
  Security selection within Investment-Grade GO Bonds detracted from relative performance, particularly in Local and State GOs.
  Sector allocation within Investment-Grade Health Care detracted from relative performance.
  The Fund’s out-of-benchmark allocation to High-Yield GO Bonds also detracted from performance, specifically Local High-Yield GOs.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	2.03%	0.17%	1.77%
Class C (without 1.00% contingent deferred sales charge)	3.03%	0.17%	1.77%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Performance for the Fund prior to April 30, 2021 reflects the Fund’s performance when it pursued a different investment objective and modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$74,430,412
Total number of portfolio holdings (excluding derivatives, if any)	221
Total investment management fees paid	$271,711
Portfolio turnover rate	26%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	10.9%
Texas	8.4%
New York	7.3%
Pennsylvania	6.6%
California	5.7%
Massachusetts	5.0%
Wisconsin	4.7%
Rhode Island	4.4%
South Carolina	4.1%
Michigan	3.9%
Other Non-Municipal Bonds	0.7%
Other Municipal Bonds*	36.3%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.9%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMKCX_1025

Annual Shareholder Report
October 31, 2025
Hartford Sustainable Municipal Bond Fund
Class I/HMKIX
This annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.46%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Duration and yield curve positioning supported benchmark-relative returns. The Fund maintained an overweight allocation in the middle end segments of the curve during the period as rates rallied.
  Security selection within High-Yield Revenue Bonds added to relative performance.
  Security selection within Investment-Grade Special Tax, Student Loans, Utilities, and Industrial Development also contributed to relative returns.
Top Detractors to Performance
  Security selection within Investment-Grade GO Bonds detracted from relative performance, particularly in Local and State GOs.
  Sector allocation within Investment-Grade Health Care detracted from relative performance.
  The Fund’s out-of-benchmark allocation to High-Yield GO Bonds also detracted from performance, specifically Local High-Yield GOs.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	3.94%	1.15%	2.58%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Performance for the Fund prior to April 30, 2021 reflects the Fund’s performance when it pursued a different investment objective and modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$74,430,412
Total number of portfolio holdings (excluding derivatives, if any)	221
Total investment management fees paid	$271,711
Portfolio turnover rate	26%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	10.9%
Texas	8.4%
New York	7.3%
Pennsylvania	6.6%
California	5.7%
Massachusetts	5.0%
Wisconsin	4.7%
Rhode Island	4.4%
South Carolina	4.1%
Michigan	3.9%
Other Non-Municipal Bonds	0.7%
Other Municipal Bonds*	36.3%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.9%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMKIX_1025

Annual Shareholder Report
October 31, 2025
Hartford Sustainable Municipal Bond Fund
Class F/HMKFX
This annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.39%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Duration and yield curve positioning supported benchmark-relative returns. The Fund maintained an overweight allocation in the middle end segments of the curve during the period as rates rallied.
  Security selection within High-Yield Revenue Bonds added to relative performance.
  Security selection within Investment-Grade Special Tax, Student Loans, Utilities, and Industrial Development also contributed to relative returns.
Top Detractors to Performance
  Security selection within Investment-Grade GO Bonds detracted from relative performance, particularly in Local and State GOs.
  Sector allocation within Investment-Grade Health Care detracted from relative performance.
  The Fund’s out-of-benchmark allocation to High-Yield GO Bonds also detracted from performance, specifically Local High-Yield GOs.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	4.01%	1.20%	2.63%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Performance for the Fund prior to April 30, 2021 reflects the Fund’s performance when it pursued a different investment objective and modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$74,430,412
Total number of portfolio holdings (excluding derivatives, if any)	221
Total investment management fees paid	$271,711
Portfolio turnover rate	26%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	10.9%
Texas	8.4%
New York	7.3%
Pennsylvania	6.6%
California	5.7%
Massachusetts	5.0%
Wisconsin	4.7%
Rhode Island	4.4%
South Carolina	4.1%
Michigan	3.9%
Other Non-Municipal Bonds	0.7%
Other Municipal Bonds*	36.3%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.9%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMKFX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Total Return Bond Fund
Class A/ITBAX
This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.67%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance benefited relative results. Positioning within agency Mortgage-Backed Securities (MBS) pass-throughs had a positive impact. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was also a positive contributor to relative performance, as housing fundamentals remained broadly supportive of the sector. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) also aided performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by Industrials. Security selection within Investment Credit also benefited performance.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  The Fund’s duration and yield curve positioning detracted from performance.
  An underweight in Investment Grade Corporates (Industrials and Financials) detracted from relative results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions, and in aggregate, this positioning detracted from results. Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. The credit default swaps had a muted impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	1.43%	(0.86)%	1.80%
Class A (without 4.50% maximum front-end sales charge)	6.21%	0.06%	2.27%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,536,200,124
Total number of portfolio holdings	1,671
Total investment management fees paid	$12,041,350
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	64%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	27.1%
Corporate Bonds	25.9%
Asset-Backed & Commercial Mortgage-Backed Securities	17.6%
Foreign Government Obligations	2.1%
Municipal Bonds	0.5%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	(22.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITBAX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Total Return Bond Fund
Class C/HABCX
This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.56%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance benefited relative results. Positioning within agency Mortgage-Backed Securities (MBS) pass-throughs had a positive impact. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was also a positive contributor to relative performance, as housing fundamentals remained broadly supportive of the sector. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) also aided performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by Industrials. Security selection within Investment Credit also benefited performance.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  The Fund’s duration and yield curve positioning detracted from performance.
  An underweight in Investment Grade Corporates (Industrials and Financials) detracted from relative results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions, and in aggregate, this positioning detracted from results. Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. The credit default swaps had a muted impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	4.25%	(0.78)%	1.46%
Class C (without 1.00% contingent deferred sales charge)	5.25%	(0.78)%	1.46%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,536,200,124
Total number of portfolio holdings	1,671
Total investment management fees paid	$12,041,350
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	64%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	27.1%
Corporate Bonds	25.9%
Asset-Backed & Commercial Mortgage-Backed Securities	17.6%
Foreign Government Obligations	2.1%
Municipal Bonds	0.5%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	(22.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHABCX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Total Return Bond Fund
Class I/ITBIX
This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.37%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance benefited relative results. Positioning within agency Mortgage-Backed Securities (MBS) pass-throughs had a positive impact. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was also a positive contributor to relative performance, as housing fundamentals remained broadly supportive of the sector. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) also aided performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by Industrials. Security selection within Investment Credit also benefited performance.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  The Fund’s duration and yield curve positioning detracted from performance.
  An underweight in Investment Grade Corporates (Industrials and Financials) detracted from relative results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions, and in aggregate, this positioning detracted from results. Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. The credit default swaps had a muted impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	6.56%	0.34%	2.56%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,536,200,124
Total number of portfolio holdings	1,671
Total investment management fees paid	$12,041,350
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	64%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	27.1%
Corporate Bonds	25.9%
Asset-Backed & Commercial Mortgage-Backed Securities	17.6%
Foreign Government Obligations	2.1%
Municipal Bonds	0.5%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	(22.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.065% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITBIX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Total Return Bond Fund
Class R3/ITBRX
This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$106	1.03%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance benefited relative results. Positioning within agency Mortgage-Backed Securities (MBS) pass-throughs had a positive impact. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was also a positive contributor to relative performance, as housing fundamentals remained broadly supportive of the sector. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) also aided performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by Industrials. Security selection within Investment Credit also benefited performance.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  The Fund’s duration and yield curve positioning detracted from performance.
  An underweight in Investment Grade Corporates (Industrials and Financials) detracted from relative results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions, and in aggregate, this positioning detracted from results. Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. The credit default swaps had a muted impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	5.77%	(0.31)%	1.92%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,536,200,124
Total number of portfolio holdings	1,671
Total investment management fees paid	$12,041,350
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	64%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	27.1%
Corporate Bonds	25.9%
Asset-Backed & Commercial Mortgage-Backed Securities	17.6%
Foreign Government Obligations	2.1%
Municipal Bonds	0.5%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	(22.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITBRX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Total Return Bond Fund
Class R4/ITBUX
This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$68	0.66%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance benefited relative results. Positioning within agency Mortgage-Backed Securities (MBS) pass-throughs had a positive impact. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was also a positive contributor to relative performance, as housing fundamentals remained broadly supportive of the sector. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) also aided performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by Industrials. Security selection within Investment Credit also benefited performance.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  The Fund’s duration and yield curve positioning detracted from performance.
  An underweight in Investment Grade Corporates (Industrials and Financials) detracted from relative results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions, and in aggregate, this positioning detracted from results. Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. The credit default swaps had a muted impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	6.18%	0.05%	2.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,536,200,124
Total number of portfolio holdings	1,671
Total investment management fees paid	$12,041,350
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	64%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	27.1%
Corporate Bonds	25.9%
Asset-Backed & Commercial Mortgage-Backed Securities	17.6%
Foreign Government Obligations	2.1%
Municipal Bonds	0.5%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	(22.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITBUX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Total Return Bond Fund
Class R5/ITBTX
This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$44	0.43%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance benefited relative results. Positioning within agency Mortgage-Backed Securities (MBS) pass-throughs had a positive impact. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was also a positive contributor to relative performance, as housing fundamentals remained broadly supportive of the sector. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) also aided performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by Industrials. Security selection within Investment Credit also benefited performance.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  The Fund’s duration and yield curve positioning detracted from performance.
  An underweight in Investment Grade Corporates (Industrials and Financials) detracted from relative results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions, and in aggregate, this positioning detracted from results. Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. The credit default swaps had a muted impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	6.44%	0.29%	2.56%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,536,200,124
Total number of portfolio holdings	1,671
Total investment management fees paid	$12,041,350
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	64%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	27.1%
Corporate Bonds	25.9%
Asset-Backed & Commercial Mortgage-Backed Securities	17.6%
Foreign Government Obligations	2.1%
Municipal Bonds	0.5%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	(22.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITBTX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Total Return Bond Fund
Class R6/ITBVX
This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.31%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance benefited relative results. Positioning within agency Mortgage-Backed Securities (MBS) pass-throughs had a positive impact. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was also a positive contributor to relative performance, as housing fundamentals remained broadly supportive of the sector. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) also aided performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by Industrials. Security selection within Investment Credit also benefited performance.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  The Fund’s duration and yield curve positioning detracted from performance.
  An underweight in Investment Grade Corporates (Industrials and Financials) detracted from relative results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions, and in aggregate, this positioning detracted from results. Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. The credit default swaps had a muted impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	6.54%	0.39%	2.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,536,200,124
Total number of portfolio holdings	1,671
Total investment management fees paid	$12,041,350
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	64%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	27.1%
Corporate Bonds	25.9%
Asset-Backed & Commercial Mortgage-Backed Securities	17.6%
Foreign Government Obligations	2.1%
Municipal Bonds	0.5%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	(22.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITBVX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Total Return Bond Fund
Class Y/HABYX
This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$39	0.38%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance benefited relative results. Positioning within agency Mortgage-Backed Securities (MBS) pass-throughs had a positive impact. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was also a positive contributor to relative performance, as housing fundamentals remained broadly supportive of the sector. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) also aided performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by Industrials. Security selection within Investment Credit also benefited performance.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  The Fund’s duration and yield curve positioning detracted from performance.
  An underweight in Investment Grade Corporates (Industrials and Financials) detracted from relative results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions, and in aggregate, this positioning detracted from results. Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. The credit default swaps had a muted impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	6.40%	0.34%	2.60%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,536,200,124
Total number of portfolio holdings	1,671
Total investment management fees paid	$12,041,350
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	64%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	27.1%
Corporate Bonds	25.9%
Asset-Backed & Commercial Mortgage-Backed Securities	17.6%
Foreign Government Obligations	2.1%
Municipal Bonds	0.5%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	(22.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHABYX_1025

Annual Shareholder Report
October 31, 2025
The Hartford Total Return Bond Fund
Class F/ITBFX
This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$32	0.31%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance benefited relative results. Positioning within agency Mortgage-Backed Securities (MBS) pass-throughs had a positive impact. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was also a positive contributor to relative performance, as housing fundamentals remained broadly supportive of the sector. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) also aided performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by Industrials. Security selection within Investment Credit also benefited performance.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  The Fund’s duration and yield curve positioning detracted from performance.
  An underweight in Investment Grade Corporates (Industrials and Financials) detracted from relative results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions, and in aggregate, this positioning detracted from results. Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. The credit default swaps had a muted impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	6.58%	0.41%	2.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,536,200,124
Total number of portfolio holdings	1,671
Total investment management fees paid	$12,041,350
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	64%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	27.1%
Corporate Bonds	25.9%
Asset-Backed & Commercial Mortgage-Backed Securities	17.6%
Foreign Government Obligations	2.1%
Municipal Bonds	0.5%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	(22.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITBFX_1025

Annual Shareholder Report
October 31, 2025
The Hartford World Bond Fund
Class A/HWDAX
This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.01%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow.
Top Contributors to Performance
  The Fund’s strategic duration, which is defined by allocations to high quality, global sovereign debt exposure, generated positive total returns. The Fund’s bias towards owning more long end debt against front end debt to developed sovereign yields added to performance as front-end yields declined more steeply than the long end. U.S. Treasury yields fell across the curve on safe-haven demand amid regional bank fraud disclosures and government shutdown concerns, with softer consumer sentiment adding pressure. In Europe, United Kingdom (U.K.) gilt yields dropped sharply after inflation undershot expectations and signs of fiscal discipline emerged ahead of the November budget. Bond yields declined on weak industrial output, while improved political stability in France supported risk appetite.
  The Fund’s currency strategies also added to performance. The U.S. Dollar (USD) rebounded from its decline in the first half of 2025, benefiting the Fund’s tactical USD long. The Fund’s long exposure to Group of Ten (G10) currencies, notably Euro (EUR), Canadian Dollar (CAD), Australian Dollar (AUD), and New Zealand Dollar (NZD) also generated positive performance. Currencies viewed to hold their value during times of uncertainty, otherwise known as safe-haven currencies, strengthened as investors sought shelter amid global volatility.
  The Fund’s credit strategies also contributed to total returns. The Fund’s exposure to securitized, higher yield, investment grade corporate issuers and emerging market debts added to performance.
Top Detractors to Performance
  While the Fund is managed in a benchmark-agnostic style, total returns in the period trailed compared to the Bloomberg US Aggregate Bond Index due to lower duration and detracted against unhedged global treasury indices due to a higher relative USD exposure.
  The Fund’s tactical short duration exposure in Canada detracted as Canadian bond yields declined.
During the period, the Fund used liquid currency forwards and exchange-traded government bond futures, as well as credit default swaps, index credit default swaps, and interest rate, bond, index and currency futures, and/or options in pursuit of the investment objective as well as to hedge against risk. The use of derivatives contributed positively to performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class A
$9,550 starting value
$11,460 ending value

FTSE World Government Bond Index
$10,000 starting value
$10,386 ending value

Bloomberg Global Treasury Index
$10,000 starting value
$10,260 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	0.71%	0.51%	1.37%
Class A (without 4.50% maximum front-end sales charge)	5.46%	1.44%	1.84%
Bloomberg Global Treasury Index	4.35%	(3.17)%	0.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
FTSE World Government Bond Index	4.95%	(3.04)%	0.38%
Effective March 31, 2025, the Bloomberg Global Treasury Index replaced the FTSE World Government Bond Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,855,736,406
Total number of portfolio holdings	2,372
Total investment management fees paid	$21,795,345
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	103%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	13.6%
Asset-Backed & Commercial Mortgage-Backed Securities	8.4%
U.S. Government Securities	5.1%
U.S. Government Agencies^	1.8%
Senior Floating Rate Interests	1.6%
Purchased Options	0.2%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Short-Term Investments	9.1%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHWDAX_1025

Annual Shareholder Report
October 31, 2025
The Hartford World Bond Fund
Class C/HWDCX
This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.74%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow.
Top Contributors to Performance
  The Fund’s strategic duration, which is defined by allocations to high quality, global sovereign debt exposure, generated positive total returns. The Fund’s bias towards owning more long end debt against front end debt to developed sovereign yields added to performance as front-end yields declined more steeply than the long end. U.S. Treasury yields fell across the curve on safe-haven demand amid regional bank fraud disclosures and government shutdown concerns, with softer consumer sentiment adding pressure. In Europe, United Kingdom (U.K.) gilt yields dropped sharply after inflation undershot expectations and signs of fiscal discipline emerged ahead of the November budget. Bond yields declined on weak industrial output, while improved political stability in France supported risk appetite.
  The Fund’s currency strategies also added to performance. The U.S. Dollar (USD) rebounded from its decline in the first half of 2025, benefiting the Fund’s tactical USD long. The Fund’s long exposure to Group of Ten (G10) currencies, notably Euro (EUR), Canadian Dollar (CAD), Australian Dollar (AUD), and New Zealand Dollar (NZD) also generated positive performance. Currencies viewed to hold their value during times of uncertainty, otherwise known as safe-haven currencies, strengthened as investors sought shelter amid global volatility.
  The Fund’s credit strategies also contributed to total returns. The Fund’s exposure to securitized, higher yield, investment grade corporate issuers and emerging market debts added to performance.
Top Detractors to Performance
  While the Fund is managed in a benchmark-agnostic style, total returns in the period trailed compared to the Bloomberg US Aggregate Bond Index due to lower duration and detracted against unhedged global treasury indices due to a higher relative USD exposure.
  The Fund’s tactical short duration exposure in Canada detracted as Canadian bond yields declined.
During the period, the Fund used liquid currency forwards and exchange-traded government bond futures, as well as credit default swaps, index credit default swaps, and interest rate, bond, index and currency futures, and/or options in pursuit of the investment objective as well as to hedge against risk. The use of derivatives contributed positively to performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class C
$10,000 starting value
$11,151 ending value
FTSE World Government Bond Index
$10,000 starting value
$10,386 ending value
Bloomberg Global Treasury Index
$10,000 starting value
$10,260 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	3.76%	0.71%	1.10%
Class C (without 1.00% contingent deferred sales charge)	4.76%	0.71%	1.10%
Bloomberg Global Treasury Index	4.35%	(3.17)%	0.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
FTSE World Government Bond Index	4.95%	(3.04)%	0.38%
Effective March 31, 2025, the Bloomberg Global Treasury Index replaced the FTSE World Government Bond Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.

Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,855,736,406
Total number of portfolio holdings	2,372
Total investment management fees paid	$21,795,345
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	103%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	13.6%
Asset-Backed & Commercial Mortgage-Backed Securities	8.4%
U.S. Government Securities	5.1%
U.S. Government Agencies^	1.8%
Senior Floating Rate Interests	1.6%
Purchased Options	0.2%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Short-Term Investments	9.1%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHWDCX_1025

Annual Shareholder Report
October 31, 2025
The Hartford World Bond Fund
Class I/HWDIX
This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.72%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow.
Top Contributors to Performance
  The Fund’s strategic duration, which is defined by allocations to high quality, global sovereign debt exposure, generated positive total returns. The Fund’s bias towards owning more long end debt against front end debt to developed sovereign yields added to performance as front-end yields declined more steeply than the long end. U.S. Treasury yields fell across the curve on safe-haven demand amid regional bank fraud disclosures and government shutdown concerns, with softer consumer sentiment adding pressure. In Europe, United Kingdom (U.K.) gilt yields dropped sharply after inflation undershot expectations and signs of fiscal discipline emerged ahead of the November budget. Bond yields declined on weak industrial output, while improved political stability in France supported risk appetite.
  The Fund’s currency strategies also added to performance. The U.S. Dollar (USD) rebounded from its decline in the first half of 2025, benefiting the Fund’s tactical USD long. The Fund’s long exposure to Group of Ten (G10) currencies, notably Euro (EUR), Canadian Dollar (CAD), Australian Dollar (AUD), and New Zealand Dollar (NZD) also generated positive performance. Currencies viewed to hold their value during times of uncertainty, otherwise known as safe-haven currencies, strengthened as investors sought shelter amid global volatility.
  The Fund’s credit strategies also contributed to total returns. The Fund’s exposure to securitized, higher yield, investment grade corporate issuers and emerging market debts added to performance.
Top Detractors to Performance
  While the Fund is managed in a benchmark-agnostic style, total returns in the period trailed compared to the Bloomberg US Aggregate Bond Index due to lower duration and detracted against unhedged global treasury indices due to a higher relative USD exposure.
  The Fund’s tactical short duration exposure in Canada detracted as Canadian bond yields declined.
During the period, the Fund used liquid currency forwards and exchange-traded government bond futures, as well as credit default swaps, index credit default swaps, and interest rate, bond, index and currency futures, and/or options in pursuit of the investment objective as well as to hedge against risk. The use of derivatives contributed positively to performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class I
$10,000 starting value
$12,332 ending value

FTSE World Government Bond Index
$10,000 starting value
$10,386 ending value

Bloomberg Global Treasury Index
$10,000 starting value
$10,260 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	5.80%	1.73%	2.12%
Bloomberg Global Treasury Index	4.35%	(3.17)%	0.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
FTSE World Government Bond Index	4.95%	(3.04)%	0.38%
Effective March 31, 2025, the Bloomberg Global Treasury Index replaced the FTSE World Government Bond Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,855,736,406
Total number of portfolio holdings	2,372
Total investment management fees paid	$21,795,345
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	103%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	13.6%
Asset-Backed & Commercial Mortgage-Backed Securities	8.4%
U.S. Government Securities	5.1%
U.S. Government Agencies^	1.8%
Senior Floating Rate Interests	1.6%
Purchased Options	0.2%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Short-Term Investments	9.1%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHWDIX_1025

Annual Shareholder Report
October 31, 2025
The Hartford World Bond Fund
Class R3/HWDRX
This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$137	1.34%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow.
Top Contributors to Performance
  The Fund’s strategic duration, which is defined by allocations to high quality, global sovereign debt exposure, generated positive total returns. The Fund’s bias towards owning more long end debt against front end debt to developed sovereign yields added to performance as front-end yields declined more steeply than the long end. U.S. Treasury yields fell across the curve on safe-haven demand amid regional bank fraud disclosures and government shutdown concerns, with softer consumer sentiment adding pressure. In Europe, United Kingdom (U.K.) gilt yields dropped sharply after inflation undershot expectations and signs of fiscal discipline emerged ahead of the November budget. Bond yields declined on weak industrial output, while improved political stability in France supported risk appetite.
  The Fund’s currency strategies also added to performance. The U.S. Dollar (USD) rebounded from its decline in the first half of 2025, benefiting the Fund’s tactical USD long. The Fund’s long exposure to Group of Ten (G10) currencies, notably Euro (EUR), Canadian Dollar (CAD), Australian Dollar (AUD), and New Zealand Dollar (NZD) also generated positive performance. Currencies viewed to hold their value during times of uncertainty, otherwise known as safe-haven currencies, strengthened as investors sought shelter amid global volatility.
  The Fund’s credit strategies also contributed to total returns. The Fund’s exposure to securitized, higher yield, investment grade corporate issuers and emerging market debts added to performance.
Top Detractors to Performance
  While the Fund is managed in a benchmark-agnostic style, total returns in the period trailed compared to the Bloomberg US Aggregate Bond Index due to lower duration and detracted against unhedged global treasury indices due to a higher relative USD exposure.
  The Fund’s tactical short duration exposure in Canada detracted as Canadian bond yields declined.
During the period, the Fund used liquid currency forwards and exchange-traded government bond futures, as well as credit default swaps, index credit default swaps, and interest rate, bond, index and currency futures, and/or options in pursuit of the investment objective as well as to hedge against risk. The use of derivatives contributed positively to performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R3
$10,000 starting value
$11,612 ending value

FTSE World Government Bond Index
$10,000 starting value
$10,386 ending value

Bloomberg Global Treasury Index
$10,000 starting value
$10,260 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	5.15%	1.09%	1.51%
Bloomberg Global Treasury Index	4.35%	(3.17)%	0.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
FTSE World Government Bond Index	4.95%	(3.04)%	0.38%
Effective March 31, 2025, the Bloomberg Global Treasury Index replaced the FTSE World Government Bond Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,855,736,406
Total number of portfolio holdings	2,372
Total investment management fees paid	$21,795,345
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	103%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	13.6%
Asset-Backed & Commercial Mortgage-Backed Securities	8.4%
U.S. Government Securities	5.1%
U.S. Government Agencies^	1.8%
Senior Floating Rate Interests	1.6%
Purchased Options	0.2%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Short-Term Investments	9.1%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHWDRX_1025

Annual Shareholder Report
October 31, 2025
The Hartford World Bond Fund
Class R4/HWDSX
This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$107	1.04%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow.
Top Contributors to Performance
  The Fund’s strategic duration, which is defined by allocations to high quality, global sovereign debt exposure, generated positive total returns. The Fund’s bias towards owning more long end debt against front end debt to developed sovereign yields added to performance as front-end yields declined more steeply than the long end. U.S. Treasury yields fell across the curve on safe-haven demand amid regional bank fraud disclosures and government shutdown concerns, with softer consumer sentiment adding pressure. In Europe, United Kingdom (U.K.) gilt yields dropped sharply after inflation undershot expectations and signs of fiscal discipline emerged ahead of the November budget. Bond yields declined on weak industrial output, while improved political stability in France supported risk appetite.
  The Fund’s currency strategies also added to performance. The U.S. Dollar (USD) rebounded from its decline in the first half of 2025, benefiting the Fund’s tactical USD long. The Fund’s long exposure to Group of Ten (G10) currencies, notably Euro (EUR), Canadian Dollar (CAD), Australian Dollar (AUD), and New Zealand Dollar (NZD) also generated positive performance. Currencies viewed to hold their value during times of uncertainty, otherwise known as safe-haven currencies, strengthened as investors sought shelter amid global volatility.
  The Fund’s credit strategies also contributed to total returns. The Fund’s exposure to securitized, higher yield, investment grade corporate issuers and emerging market debts added to performance.
Top Detractors to Performance
  While the Fund is managed in a benchmark-agnostic style, total returns in the period trailed compared to the Bloomberg US Aggregate Bond Index due to lower duration and detracted against unhedged global treasury indices due to a higher relative USD exposure.
  The Fund’s tactical short duration exposure in Canada detracted as Canadian bond yields declined.
During the period, the Fund used liquid currency forwards and exchange-traded government bond futures, as well as credit default swaps, index credit default swaps, and interest rate, bond, index and currency futures, and/or options in pursuit of the investment objective as well as to hedge against risk. The use of derivatives contributed positively to performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R4
$10,000 starting value
$11,986 ending value
FTSE World Government Bond Index
$10,000 starting value
$10,386 ending value
Bloomberg Global Treasury Index
$10,000 starting value
$10,260 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	5.51%	1.41%	1.83%
Bloomberg Global Treasury Index	4.35%	(3.17)%	0.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
FTSE World Government Bond Index	4.95%	(3.04)%	0.38%
Effective March 31, 2025, the Bloomberg Global Treasury Index replaced the FTSE World Government Bond Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,855,736,406
Total number of portfolio holdings	2,372
Total investment management fees paid	$21,795,345
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	103%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	13.6%
Asset-Backed & Commercial Mortgage-Backed Securities	8.4%
U.S. Government Securities	5.1%
U.S. Government Agencies^	1.8%
Senior Floating Rate Interests	1.6%
Purchased Options	0.2%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Short-Term Investments	9.1%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHWDSX_1025

Annual Shareholder Report
October 31, 2025
The Hartford World Bond Fund
Class R5/HWDTX
This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$75	0.73%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow.
Top Contributors to Performance
  The Fund’s strategic duration, which is defined by allocations to high quality, global sovereign debt exposure, generated positive total returns. The Fund’s bias towards owning more long end debt against front end debt to developed sovereign yields added to performance as front-end yields declined more steeply than the long end. U.S. Treasury yields fell across the curve on safe-haven demand amid regional bank fraud disclosures and government shutdown concerns, with softer consumer sentiment adding pressure. In Europe, United Kingdom (U.K.) gilt yields dropped sharply after inflation undershot expectations and signs of fiscal discipline emerged ahead of the November budget. Bond yields declined on weak industrial output, while improved political stability in France supported risk appetite.
  The Fund’s currency strategies also added to performance. The U.S. Dollar (USD) rebounded from its decline in the first half of 2025, benefiting the Fund’s tactical USD long. The Fund’s long exposure to Group of Ten (G10) currencies, notably Euro (EUR), Canadian Dollar (CAD), Australian Dollar (AUD), and New Zealand Dollar (NZD) also generated positive performance. Currencies viewed to hold their value during times of uncertainty, otherwise known as safe-haven currencies, strengthened as investors sought shelter amid global volatility.
  The Fund’s credit strategies also contributed to total returns. The Fund’s exposure to securitized, higher yield, investment grade corporate issuers and emerging market debts added to performance.
Top Detractors to Performance
  While the Fund is managed in a benchmark-agnostic style, total returns in the period trailed compared to the Bloomberg US Aggregate Bond Index due to lower duration and detracted against unhedged global treasury indices due to a higher relative USD exposure.
  The Fund’s tactical short duration exposure in Canada detracted as Canadian bond yields declined.
During the period, the Fund used liquid currency forwards and exchange-traded government bond futures, as well as credit default swaps, index credit default swaps, and interest rate, bond, index and currency futures, and/or options in pursuit of the investment objective as well as to hedge against risk. The use of derivatives contributed positively to performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class R5
$10,000 starting value
$12,333 ending value
FTSE World Government Bond Index
$10,000 starting value
$10,386 ending value
Bloomberg Global Treasury Index
$10,000 starting value
$10,260 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	5.79%	1.71%	2.12%
Bloomberg Global Treasury Index	4.35%	(3.17)%	0.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
FTSE World Government Bond Index	4.95%	(3.04)%	0.38%
Effective March 31, 2025, the Bloomberg Global Treasury Index replaced the FTSE World Government Bond Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,855,736,406
Total number of portfolio holdings	2,372
Total investment management fees paid	$21,795,345
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	103%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	13.6%
Asset-Backed & Commercial Mortgage-Backed Securities	8.4%
U.S. Government Securities	5.1%
U.S. Government Agencies^	1.8%
Senior Floating Rate Interests	1.6%
Purchased Options	0.2%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Short-Term Investments	9.1%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHWDTX_1025

Annual Shareholder Report
October 31, 2025
The Hartford World Bond Fund
Class R6/HWDVX
This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$64	0.62%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow.
Top Contributors to Performance
  The Fund’s strategic duration, which is defined by allocations to high quality, global sovereign debt exposure, generated positive total returns. The Fund’s bias towards owning more long end debt against front end debt to developed sovereign yields added to performance as front-end yields declined more steeply than the long end. U.S. Treasury yields fell across the curve on safe-haven demand amid regional bank fraud disclosures and government shutdown concerns, with softer consumer sentiment adding pressure. In Europe, United Kingdom (U.K.) gilt yields dropped sharply after inflation undershot expectations and signs of fiscal discipline emerged ahead of the November budget. Bond yields declined on weak industrial output, while improved political stability in France supported risk appetite.
  The Fund’s currency strategies also added to performance. The U.S. Dollar (USD) rebounded from its decline in the first half of 2025, benefiting the Fund’s tactical USD long. The Fund’s long exposure to Group of Ten (G10) currencies, notably Euro (EUR), Canadian Dollar (CAD), Australian Dollar (AUD), and New Zealand Dollar (NZD) also generated positive performance. Currencies viewed to hold their value during times of uncertainty, otherwise known as safe-haven currencies, strengthened as investors sought shelter amid global volatility.
  The Fund’s credit strategies also contributed to total returns. The Fund’s exposure to securitized, higher yield, investment grade corporate issuers and emerging market debts added to performance.
Top Detractors to Performance
  While the Fund is managed in a benchmark-agnostic style, total returns in the period trailed compared to the Bloomberg US Aggregate Bond Index due to lower duration and detracted against unhedged global treasury indices due to a higher relative USD exposure.
  The Fund’s tactical short duration exposure in Canada detracted as Canadian bond yields declined.
During the period, the Fund used liquid currency forwards and exchange-traded government bond futures, as well as credit default swaps, index credit default swaps, and interest rate, bond, index and currency futures, and/or options in pursuit of the investment objective as well as to hedge against risk. The use of derivatives contributed positively to performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$15,000
$10,000
$5,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

Class R6
$10,000 starting value
$12,471 ending value

FTSE World Government Bond Index
$10,000 starting value
$10,386 ending value

Bloomberg Global Treasury Index
$10,000 starting value
$10,260 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$12,071 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	5.97%	1.84%	2.23%
Bloomberg Global Treasury Index	4.35%	(3.17)%	0.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
FTSE World Government Bond Index	4.95%	(3.04)%	0.38%
Effective March 31, 2025, the Bloomberg Global Treasury Index replaced the FTSE World Government Bond Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,855,736,406
Total number of portfolio holdings	2,372
Total investment management fees paid	$21,795,345
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	103%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	13.6%
Asset-Backed & Commercial Mortgage-Backed Securities	8.4%
U.S. Government Securities	5.1%
U.S. Government Agencies^	1.8%
Senior Floating Rate Interests	1.6%
Purchased Options	0.2%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Short-Term Investments	9.1%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHWDVX_1025

Annual Shareholder Report
October 31, 2025
The Hartford World Bond Fund
Class Y/HWDYX
This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$75	0.73%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow.
Top Contributors to Performance
  The Fund’s strategic duration, which is defined by allocations to high quality, global sovereign debt exposure, generated positive total returns. The Fund’s bias towards owning more long end debt against front end debt to developed sovereign yields added to performance as front-end yields declined more steeply than the long end. U.S. Treasury yields fell across the curve on safe-haven demand amid regional bank fraud disclosures and government shutdown concerns, with softer consumer sentiment adding pressure. In Europe, United Kingdom (U.K.) gilt yields dropped sharply after inflation undershot expectations and signs of fiscal discipline emerged ahead of the November budget. Bond yields declined on weak industrial output, while improved political stability in France supported risk appetite.
  The Fund’s currency strategies also added to performance. The U.S. Dollar (USD) rebounded from its decline in the first half of 2025, benefiting the Fund’s tactical USD long. The Fund’s long exposure to Group of Ten (G10) currencies, notably Euro (EUR), Canadian Dollar (CAD), Australian Dollar (AUD), and New Zealand Dollar (NZD) also generated positive performance. Currencies viewed to hold their value during times of uncertainty, otherwise known as safe-haven currencies, strengthened as investors sought shelter amid global volatility.
  The Fund’s credit strategies also contributed to total returns. The Fund’s exposure to securitized, higher yield, investment grade corporate issuers and emerging market debts added to performance.
Top Detractors to Performance
  While the Fund is managed in a benchmark-agnostic style, total returns in the period trailed compared to the Bloomberg US Aggregate Bond Index due to lower duration and detracted against unhedged global treasury indices due to a higher relative USD exposure.
  The Fund’s tactical short duration exposure in Canada detracted as Canadian bond yields declined.
During the period, the Fund used liquid currency forwards and exchange-traded government bond futures, as well as credit default swaps, index credit default swaps, and interest rate, bond, index and currency futures, and/or options in pursuit of the investment objective as well as to hedge against risk. The use of derivatives contributed positively to performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$400,000
$300,000
$200,000
$100,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class Y
$250,000 starting value
$309,492 ending value
FTSE World Government Bond Index
$250,000 starting value
$259,640 ending value
Bloomberg Global Treasury Index
$250,000 starting value
$256,502 ending value
Bloomberg US Aggregate Bond Index
$250,000 starting value
$301,767 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	5.87%	1.73%	2.16%
Bloomberg Global Treasury Index	4.35%	(3.17)%	0.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
FTSE World Government Bond Index	4.95%	(3.04)%	0.38%
Effective March 31, 2025, the Bloomberg Global Treasury Index replaced the FTSE World Government Bond Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,855,736,406
Total number of portfolio holdings	2,372
Total investment management fees paid	$21,795,345
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	103%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	13.6%
Asset-Backed & Commercial Mortgage-Backed Securities	8.4%
U.S. Government Securities	5.1%
U.S. Government Agencies^	1.8%
Senior Floating Rate Interests	1.6%
Purchased Options	0.2%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Short-Term Investments	9.1%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHWDYX_1025

Annual Shareholder Report
October 31, 2025
The Hartford World Bond Fund
Class F/HWDFX
This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$64	0.62%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow.
Top Contributors to Performance
  The Fund’s strategic duration, which is defined by allocations to high quality, global sovereign debt exposure, generated positive total returns. The Fund’s bias towards owning more long end debt against front end debt to developed sovereign yields added to performance as front-end yields declined more steeply than the long end. U.S. Treasury yields fell across the curve on safe-haven demand amid regional bank fraud disclosures and government shutdown concerns, with softer consumer sentiment adding pressure. In Europe, United Kingdom (U.K.) gilt yields dropped sharply after inflation undershot expectations and signs of fiscal discipline emerged ahead of the November budget. Bond yields declined on weak industrial output, while improved political stability in France supported risk appetite.
  The Fund’s currency strategies also added to performance. The U.S. Dollar (USD) rebounded from its decline in the first half of 2025, benefiting the Fund’s tactical USD long. The Fund’s long exposure to Group of Ten (G10) currencies, notably Euro (EUR), Canadian Dollar (CAD), Australian Dollar (AUD), and New Zealand Dollar (NZD) also generated positive performance. Currencies viewed to hold their value during times of uncertainty, otherwise known as safe-haven currencies, strengthened as investors sought shelter amid global volatility.
  The Fund’s credit strategies also contributed to total returns. The Fund’s exposure to securitized, higher yield, investment grade corporate issuers and emerging market debts added to performance.
Top Detractors to Performance
  While the Fund is managed in a benchmark-agnostic style, total returns in the period trailed compared to the Bloomberg US Aggregate Bond Index due to lower duration and detracted against unhedged global treasury indices due to a higher relative USD exposure.
  The Fund’s tactical short duration exposure in Canada detracted as Canadian bond yields declined.
During the period, the Fund used liquid currency forwards and exchange-traded government bond futures, as well as credit default swaps, index credit default swaps, and interest rate, bond, index and currency futures, and/or options in pursuit of the investment objective as well as to hedge against risk. The use of derivatives contributed positively to performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

$1,500,000
$1,000,000
$500,000
$0
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
Class F
$1,000,000 starting value
$1,243,798 ending value
FTSE World Government Bond Index
$1,000,000 starting value
$1,038,559 ending value
Bloomberg Global Treasury Index
$1,000,000 starting value
$1,026,008 ending value
Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,207,067 ending value

Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	5.99%	1.82%	2.21%
Bloomberg Global Treasury Index	4.35%	(3.17)%	0.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
FTSE World Government Bond Index	4.95%	(3.04)%	0.38%
Performance for Class F shares prior to February 28, 2017 (the inception date of Class F) reflects the performance of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Effective March 31, 2025, the Bloomberg Global Treasury Index replaced the FTSE World Government Bond Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,855,736,406
Total number of portfolio holdings	2,372
Total investment management fees paid	$21,795,345
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	103%
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	13.6%
Asset-Backed & Commercial Mortgage-Backed Securities	8.4%
U.S. Government Securities	5.1%
U.S. Government Agencies^	1.8%
Senior Floating Rate Interests	1.6%
Purchased Options	0.2%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Short-Term Investments	9.1%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHWDFX_1025

(b) Not applicable.

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description. The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions. A copy of the code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the registrant (the “Board”) has designated David Sung as an Audit Committee Financial Expert. Mr. Sung is considered by the Board to be an independent director.

Item 4. Principal Accountant Fees and Services.

The fees below reflect the aggregate fees billed by all of the series of The Hartford Mutual Funds, Inc., which includes the series of The Hartford Mutual Funds, Inc. to which this certified shareholder report relates.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

$1,159,840 for the fiscal year ended October 31, 2025; $1,107,993 for the fiscal year ended October 31, 2024.

(b)

Audit Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

$0 for the fiscal year ended October 31, 2025; $16,000 for the fiscal year ended October 31, 2024. Audit- related services were principally in connection with consents for additional registration statements.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were:

$173,209 for the fiscal year ended October 31, 2025; $171,084 for the fiscal year ended October 31, 2024. Tax-related services were principally in connection with, but not limited to, general tax services and excise tax services.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

$1,022 for the fiscal year ended October 31, 2025; $983 for the fiscal year ended October 31, 2024. These fees were principally in connection with, but not limited to, general audit related products and services and an accounting research tool subscription.

(e)	(1)

The Pre-Approval Policies and Procedures (the “Policy”) adopted by the Audit Committee of the registrant (also, the “Fund”) sets forth the procedures pursuant to which services performed by the independent registered public accounting firm for the registrant may be pre-approved. The following summarizes the pre-approval requirements under the Policy.

	a)	The Audit Committee must pre-approve all audit services and non-audit services that the independent registered public accounting firm provides to the Fund.

	b)

The Audit Committee must pre-approve any engagement of the independent registered public accounting firm to provide non-audit services to any Service Affiliate (which is defined to include any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund) during the period of the independent registered public accounting firm’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

	c)

The Audit Committee, from time to time, may designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Audit Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee. The Designated Member also shall review, on the Audit Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. In considering any requested non-audit services or proposed material change in such services, the Designated Member shall not authorize services which would exceed $50,000 in fees for such services.

	d)

The independent registered public accounting firm may not provide specified prohibited non-audit services set forth in the Policy to the Fund, the Fund’s investment adviser, the Service Affiliates or any other member of the investment company complex.

(e)	(2)

One hundred percent of the services described in items 4(b) through 4(d) were approved in accordance with the Audit Committee’s Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Less than 50% of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the year ended October 31, 2025, were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant: $174,231 for the fiscal year ended October 31, 2025; $172,067 for the fiscal year ended October 31, 2024.

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser was $121,499 for the fiscal year ended October 31, 2025 and $121,199 for the fiscal year ended October 31, 2024.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The information required by this Item 6(a) for each of Hartford Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, Hartford Global Impact Fund, Hartford International Equity Fund, The Hartford International Growth Fund, The Hartford International Opportunities Fund, The Hartford International Value Fund, Hartford Dynamic Bond Fund, The Hartford Emerging Markets Local Debt Fund, The Hartford Floating Rate Fund, The Hartford High Yield Fund, The Hartford Inflation Plus Fund, Hartford Low Duration High Income Fund, The Hartford Municipal Opportunities Fund, Hartford Municipal Short Duration Fund, The Hartford Short Duration Fund, The Hartford Strategic Income Fund, Hartford Sustainable Municipal Bond Fund, The Hartford Total Return Bond Fund and The Hartford World Bond Fund is included in the Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford International/Global
Equity Funds
Annual Financial Statements
and Other Information
October 31, 2025
◼Hartford Climate Opportunities Fund
◼Hartford Emerging Markets Equity Fund
◼Hartford Global Impact Fund
◼Hartford International Equity Fund
◼The Hartford International Growth Fund
◼The Hartford International Opportunities Fund
◼The Hartford International Value Fund
◼Hartford Schroders Emerging Markets Equity Fund
◼Hartford Schroders International Contrarian Value Fund
◼Hartford Schroders International Multi-Cap Value Fund
◼Hartford Schroders International Stock Fund

Hartford International/Global Equity Funds
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Climate Opportunities Fund	3
Hartford Emerging Markets Equity Fund	5
Hartford Global Impact Fund	9
Hartford International Equity Fund	11
The Hartford International Growth Fund	17
The Hartford International Opportunities Fund	19
The Hartford International Value Fund	21
Hartford Schroders Emerging Markets Equity Fund	25
Hartford Schroders International Contrarian Value Fund	27
Hartford Schroders International Multi-Cap Value Fund	29
Hartford Schroders International Stock Fund	35
Glossary	37
Statements of Assets and Liabilities:
Hartford Climate Opportunities Fund	38
Hartford Emerging Markets Equity Fund	38
Hartford Global Impact Fund	38
Hartford International Equity Fund	38
The Hartford International Growth Fund	38
The Hartford International Opportunities Fund	38
The Hartford International Value Fund	40
Hartford Schroders Emerging Markets Equity Fund	40
Hartford Schroders International Contrarian Value Fund	40
Hartford Schroders International Multi-Cap Value Fund	40
Hartford Schroders International Stock Fund	40
Statements of Operations:
Hartford Climate Opportunities Fund	42
Hartford Emerging Markets Equity Fund	42
Hartford Global Impact Fund	42
Hartford International Equity Fund	42
The Hartford International Growth Fund	43
The Hartford International Opportunities Fund	43
The Hartford International Value Fund	43
Hartford Schroders Emerging Markets Equity Fund	44
Hartford Schroders International Contrarian Value Fund	44
Hartford Schroders International Multi-Cap Value Fund	44
Hartford Schroders International Stock Fund	44
Statements of Changes in Net Assets:
Hartford Climate Opportunities Fund	46
Hartford Emerging Markets Equity Fund	46

Hartford International/Global Equity Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Climate Opportunities Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Canada - 0.4%
5,326	Canadian National Railway Co.	$510,708
	Chile - 0.5%
17,066	Antofagasta PLC	626,362
	China - 2.7%
22,800	BYD Co. Ltd. Class H	294,575
24,100	Contemporary Amperex Technology Co. Ltd. Class A	1,317,669
242,760	LONGi Green Energy Technology Co. Ltd. Class A*	720,149
87,600	Shenzhen Inovance Technology Co. Ltd. Class A	947,801
		3,280,194
	Denmark - 1.1%
66,109	Vestas Wind Systems AS	1,352,068
	France - 1.7%
12,005	Legrand SA	2,073,116
	Germany - 5.9%
12,294	Bayerische Motoren Werke AG	1,146,352
15,242	Daimler Truck Holding AG	610,940
72,496	Infineon Technologies AG	2,877,576
5,520	Knorr-Bremse AG	513,625
7,407	Siemens AG	2,099,123
		7,247,616
	Ireland - 0.9%
14,767	Kingspan Group PLC	1,105,728
	Italy - 0.9%
10,184	Prysmian SpA	1,061,822
	Japan - 6.0%
6,900	Daikin Industries Ltd.	801,642
27,613	FANUC Corp.	921,485
85,109	Hitachi Ltd.	2,907,237
2,600	Keyence Corp.	964,950
45,200	Sekisui Chemical Co. Ltd.	783,058
5,700	Shimano, Inc.	597,165
38,800	Sumitomo Forestry Co. Ltd.	403,627
		7,379,164
	Norway - 1.4%
45,625	Mowi ASA	1,002,975
74,103	Norsk Hydro ASA	500,978
23,905	TOMRA Systems ASA	291,831
		1,795,784
	Portugal - 0.7%
35,714	Jeronimo Martins SGPS SA	919,815
	South Korea - 0.6%
3,209	Samsung SDI Co. Ltd.	723,056
	Spain - 1.4%
20,032	EDP Renovaveis SA	292,882
73,073	Iberdrola SA	1,480,915
		1,773,797
	Sweden - 0.2%
56,163	Nibe Industrier AB Class B(1)	218,547
	Switzerland - 1.2%
6,119	TE Connectivity PLC	1,511,454
	Taiwan - 1.3%
60,000	Chroma ATE, Inc.	1,588,601
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	United Kingdom - 1.3%
222,157	Kingfisher PLC	$900,975
45,812	National Grid PLC	686,910
		1,587,885
	United States - 69.8%
4,719	Acuity, Inc.	1,722,671
11,521	Advanced Drainage Systems, Inc.	1,613,516
15,260	Alphabet, Inc. Class A	4,290,959
12,192	Amazon.com, Inc.*	2,977,530
12,485	American Water Works Co., Inc.	1,603,449
7,075	Analog Devices, Inc.	1,656,470
11,428	Archer-Daniels-Midland Co.	691,737
11,819	Arista Networks, Inc.*	1,863,738
3,254	ARM Holdings PLC ADR*(1)	552,594
11,845	Atkore, Inc.	820,266
3,980	Cadence Design Systems, Inc.*	1,347,986
2,899	Carlisle Cos., Inc.	942,320
6,880	Carrier Global Corp.	409,291
2,133	Caterpillar, Inc.	1,231,296
3,646	Chubb Ltd.	1,009,723
6,675	Clean Harbors, Inc.*	1,405,154
747	Comfort Systems USA, Inc.	721,288
10,596	Core & Main, Inc. Class A*	552,899
1,574	Deere & Co.	726,606
9,282	Ecolab, Inc.	2,379,905
2,927	EMCOR Group, Inc.	1,978,008
29,629	Exelon Corp.	1,366,490
8,412	Ferguson Enterprises, Inc.	2,090,382
8,218	First Solar, Inc.*	2,193,713
1,403	GE Vernova, Inc.	820,951
49,932	HA Sustainable Infrastructure Capital, Inc.	1,383,616
95,124	James Hardie Industries PLC CDI*	2,003,381
21,520	Kroger Co.	1,369,318
1,805	Lennox International, Inc.	911,525
2,339	Lowe's Cos., Inc.	556,986
14,820	Microchip Technology, Inc.	925,064
7,904	Microsoft Corp.	4,092,770
1,884	Moody's Corp.	904,885
19,070	NextEra Energy, Inc.	1,552,298
14,020	NEXTracker, Inc. Class A*	1,419,104
18,855	Procore Technologies, Inc.*	1,391,876
5,874	PTC, Inc.*	1,166,224
12,715	Public Service Enterprise Group, Inc.	1,024,320
12,103	Regal Rexnord Corp.	1,705,192
10,069	Republic Services, Inc.	2,096,769
29,842	Rollins, Inc.	1,719,198
3,278	S&P Global, Inc.	1,597,074
8,212	Schneider Electric SE	2,339,843
12,967	Sempra	1,192,186
14,370	Smurfit WestRock PLC	530,540
7,617	Swiss Re AG	1,390,879
1,383	Synopsys, Inc.*	627,633
851	Tesla, Inc.*	388,533
3,382	TopBuild Corp.*	1,428,827
4,464	Trane Technologies PLC	2,002,774
6,177	Uber Technologies, Inc.*	596,081
22,679	UL Solutions, Inc. Class A(1)	1,766,014
14,667	Veralto Corp.	1,447,340
3,419	Verisk Analytics, Inc.	747,940
9,775	Vertiv Holdings Co. Class A	1,885,207
4,055	Waste Management, Inc.	810,067
1,461	Watsco, Inc.	537,663
5,945	WESCO International, Inc.	1,542,906
5,714	Westinghouse Air Brake Technologies Corp.	1,168,170
The accompanying notes are an integral part of these financial statements.

3

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.0% - (continued)
	United States - 69.8% - (continued)
29,563	Weyerhaeuser Co. REIT		$679,949
14,885	Xylem, Inc.		2,245,402
			86,116,496
	Total Common Stocks (cost $87,365,430)		$120,872,213
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.2%
$ 316,460	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $316,569; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $322,981		$316,460
	Securities Lending Collateral - 0.4%
450,461	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(2)		450,461
	Total Short-Term Investments (cost $766,921)		$766,921
	Total Investments (cost $88,132,351)	98.6%	$121,639,134
	Other Assets and Liabilities	1.4%	1,690,937
	Net Assets	100.0%	$123,330,071
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$120,872,213	$82,404,555	$38,467,658	$—
Short-Term Investments	766,921	450,461	316,460	—
Total	$121,639,134	$82,855,016	$38,784,118	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

4

Hartford Emerging Markets Equity Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3%
	Brazil - 2.5%
343,500	Banco BTG Pactual SA	$3,117,068
188,200	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,611,642
168,400	Cury Construtora e Incorporadora SA	1,093,671
221,100	Porto Seguro SA	1,974,713
153,900	TOTVS SA	1,269,258
		12,066,352
	Chile - 0.2%
215,980	Enel Chile SA ADR	831,523
	China - 29.2%
2,072,800	Agricultural Bank of China Ltd. Class H	1,581,291
543,700	Alibaba Group Holding Ltd.	11,569,249
41,939	Atour Lifestyle Holdings Ltd. ADR	1,633,943
2,667,600	BAIC Motor Corp. Ltd. Class H*(1)	689,788
14,850,605	Bank of China Ltd. Class H	8,409,056
4,571,700	Bank of Communications Co. Ltd. Class H	4,061,041
489,000	Beijing Yanjing Brewery Co. Ltd. Class A	808,164
4,658,700	BOE Technology Group Co. Ltd. Class A	2,659,282
6,219,137	China CITIC Bank Corp. Ltd. Class H	5,933,715
5,063,700	China CITIC Financial Asset Management Co. Ltd. Class H*(1)	671,279
1,276,600	China Mengniu Dairy Co. Ltd.	2,323,094
1,306,800	China National Building Material Co. Ltd. Class H	926,074
430,400	China Pacific Insurance Group Co. Ltd. Class H	1,744,863
3,138,100	China Railway Group Ltd. Class H	1,591,890
2,624,100	China Resources Pharmaceutical Group Ltd.(1)(2)	1,681,641
1,058,400	CITIC Ltd.	1,635,895
55,800	Contemporary Amperex Technology Co. Ltd. Class A	3,050,868
452,400	COSCO SHIPPING Holdings Co. Ltd. Class A	954,507
119,146	Dong-E-E-Jiao Co. Ltd. Class A	795,018
755,700	Dongfeng Motor Group Co. Ltd. Class H*(2)	914,187
306,700	Dongyue Group Ltd.	394,593
31,100	Eve Energy Co. Ltd. Class A	363,724
709,500	Fosun International Ltd.	450,063
1,925,100	Geely Automobile Holdings Ltd.	4,566,933
83,700	GF Securities Co. Ltd. Class A	265,773
138,400	Great Wall Motor Co. Ltd. Class A	443,383
52,900	Gree Electric Appliances, Inc. of Zhuhai Class A	295,800
159,500	Guotai Haitong Securities Co. Ltd.	434,800
347,800	HBM Holdings Ltd.*(1)	602,777
61,861	Hello Group, Inc. ADR	420,036
629,200	Huatai Securities Co. Ltd. Class A	1,922,516
244,200	Innovent Biologics, Inc.*(1)	2,739,336
409,000	JD Health International, Inc.*(1)	3,192,631
373,700	JD Logistics, Inc.*(1)	609,207
433,000	JD.com, Inc. Class A	7,148,820
7,436	JOYY, Inc. ADR	441,029
2,087,200	Lenovo Group Ltd.	3,044,908
127,900	Lens Technology Co. Ltd. Class A	528,687
74,800	Midea Group Co. Ltd. Class H	808,534
207,300	NetEase, Inc.	5,816,988
559,300	Newborn Town, Inc.*(3)	760,341
1,060,800	Orient Securities Co. Ltd. Class H(1)	988,435
15,305	PDD Holdings, Inc. ADR*	2,064,185
641,800	People's Insurance Co. Group of China Ltd. Class H	576,407
706,200	PICC Property & Casualty Co. Ltd. Class H	1,668,414
99,900	Pop Mart International Group Ltd.(1)	2,841,668
70,800	Rockchip Electronics Co. Ltd. Class A	1,806,222
407,500	SAIC Motor Corp. Ltd. Class A	953,424
762,700	Sany Heavy Industry Co. Ltd. Class A	2,373,432
25,900	Seres Group Co. Ltd. Class A	565,601
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3% - (continued)
	China - 29.2% - (continued)
115,600	Shanghai MicroPort MedBot Group Co. Ltd. Class H*	$407,464
880,400	Sino Biopharmaceutical Ltd.	801,984
77,400	Sinopharm Group Co. Ltd. Class H	192,925
296,100	Sinotruk Hong Kong Ltd.	989,221
20,893	TAL Education Group ADR*	256,148
266,080	Tencent Holdings Ltd.	21,613,066
47,500	Trip.com Group Ltd.	3,342,642
72,802	Vipshop Holdings Ltd. ADR	1,273,307
132,405	Weibo Corp. ADR(2)	1,440,566
204,799	Wuliangye Yibin Co. Ltd. Class A	3,425,936
16,800	WuXi AppTec Co. Ltd. Class A	234,652
96,400	XD, Inc.(3)	836,087
166,900	Xiaomi Corp. Class B*(1)	925,946
245,900	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,111,206
230,300	Zhejiang Leapmotor Technology Co. Ltd.*(1)	1,725,104
1,327,900	Zhejiang Zheneng Electric Power Co. Ltd. Class A	963,058
		142,262,824
	Greece - 0.9%
426,475	Alpha Bank SA	1,671,871
220,543	Eurobank Ergasias Services & Holdings SA Class A	829,595
18,700	Hellenic Telecommunications Organization SA	351,164
43,282	Jumbo SA	1,373,943
		4,226,573
	Hungary - 1.5%
74,800	OTP Bank Nyrt	7,140,064
	India - 13.3%
916,118	Bank of Baroda	2,870,978
351,200	Bank of India	553,156
1,359,300	Canara Bank	2,095,970
99,000	Cipla Ltd.	1,674,073
1,087,372	Coal India Ltd.	4,756,727
28,500	Coromandel International Ltd.	681,509
6,900	Eicher Motors Ltd.	544,151
281,595	Fortis Healthcare Ltd.	3,243,231
311,404	GAIL India Ltd.	640,657
51,600	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	292,490
21,700	HCL Technologies Ltd.	376,520
44,705	HDFC Asset Management Co. Ltd.(1)	2,707,891
99,800	Hindalco Industries Ltd.	951,873
302,000	Hindustan Petroleum Corp. Ltd.	1,615,663
126,900	Indian Bank	1,226,420
1,690,900	Indian Oil Corp. Ltd.	3,155,425
139,869	Infosys Ltd.	2,330,510
60,885	InterGlobe Aviation Ltd.(1)	3,857,591
573,100	ITC Ltd.	2,712,785
620,400	L&T Finance Ltd.	1,889,549
104,200	Laurus Labs Ltd.(1)	1,119,144
98,566	LIC Housing Finance Ltd.	633,772
109,200	Lupin Ltd.	2,417,431
53,593	Narayana Hrudayalaya Ltd.(3)	1,059,711
412,400	National Aluminium Co. Ltd.	1,085,865
1,334,300	Oil & Natural Gas Corp. Ltd.	3,839,777
1,944,100	Punjab National Bank	2,689,528
15,900	Solar Industries India Ltd.	2,484,228
122,900	Tata Consultancy Services Ltd.	4,229,813
456,400	Tata Motors Ltd.*(4)	1,340,595
456,400	Tata Motors Passenger Vehicles Ltd.	2,106,529
1,281,500	Union Bank of India Ltd.	2,145,646
94,100	Vedanta Ltd.	522,400
491,200	Wipro Ltd.	1,330,261
		65,181,869
The accompanying notes are an integral part of these financial statements.

5

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3% - (continued)
	Indonesia - 0.5%
6,926,200	Aneka Tambang Tbk. PT	$1,288,326
1,737,300	Kalbe Farma Tbk. PT	133,254
773,800	United Tractors Tbk. PT	1,251,140
		2,672,720
	Malaysia - 0.2%
557,200	AMMB Holdings Bhd.	757,915
261,400	RHB Bank Bhd.	422,598
		1,180,513
	Mexico - 1.8%
1,018,000	Alfa SAB de CV Class A	767,671
2,136,300	America Movil SAB de CV Series B	2,436,591
193,661	Cemex SAB de CV ADR	1,965,659
459,800	Fibra Uno Administracion SA de CV REIT	667,234
80,400	Grupo Aeroportuario del Centro Norte SAB de CV	990,757
18,700	Industrias Penoles SAB de CV*	774,120
293,200	Prologis Property Mexico SA de CV REIT	1,170,843
		8,772,875
	Poland - 0.6%
78,900	PGE Polska Grupa Energetyczna SA*	239,246
132,137	Powszechna Kasa Oszczednosci Bank Polski SA	2,709,240
		2,948,486
	Qatar - 0.2%
911,900	Al Rayan Bank	586,218
409,322	Barwa Real Estate Co.	295,600
		881,818
	Romania - 0.1%
43,601	NEPI Rockcastle NV*	353,083
	Russia - 0.0%
722,940	Gazprom PJSC ADR*(4)	—
59,500	LUKOIL PJSC ADR*(4)	—
8,412	Novatek PJSC GDR*(4)	—
574	PhosAgro PJSC*(4)	—
89,080	PhosAgro PJSC GDR*(4)	—
432,620	Surgutneftegas PJSC ADR*(4)	—
		—
	Saudi Arabia - 1.7%
280,566	Arab National Bank	1,814,565
188,300	Bank Al-Jazira*	633,264
188,100	Banque Saudi Fransi	895,176
72,300	Riyad Bank	524,994
44,700	SABIC Agri-Nutrients Co.	1,459,454
28,400	Saudi Arabian Mining Co.*	488,246
279,600	Saudi Awwal Bank	2,412,520
		8,228,219
	South Africa - 3.1%
281,885	Absa Group Ltd.	3,149,750
69,600	Clicks Group Ltd.	1,467,515
114,053	Gold Fields Ltd. ADR	4,380,776
174,331	Investec Ltd.	1,311,291
270,000	MTN Group Ltd.	2,697,438
4,005	Naspers Ltd. Class N	281,295
190,300	Sanlam Ltd.	998,505
14,000	Valterra Platinum Ltd.	865,889
		15,152,459
	South Korea - 14.2%
2,437	APR Corp.*	436,171
11,263	DB Insurance Co. Ltd.	1,001,097
1,406	Doosan Co. Ltd.	929,035
27,600	Doosan Enerbility Co. Ltd.*	1,708,192
11,500	Hana Financial Group, Inc.	688,949
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3% - (continued)
	South Korea - 14.2% - (continued)
3,900	Hanwha Corp.	$260,848
354,400	Hanwha Life Insurance Co. Ltd.*	752,516
3,200	Hanwha Ocean Co. Ltd.*	309,051
1,700	HD Hyundai Heavy Industries Co. Ltd.	715,915
6,000	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,994,283
6,074	Hyundai Glovis Co. Ltd.	802,765
71,737	Hyundai Steel Co.	1,657,342
59,866	Kakao Corp.	2,728,375
19,698	KB Financial Group, Inc.	1,608,018
82,229	Kia Corp.	6,897,252
19,500	Korea Investment Holdings Co. Ltd.	2,486,169
7,697	Krafton, Inc.*	1,489,735
45,094	KT Corp.	1,553,289
16,038	KT Corp. ADR	297,505
45,300	LG Display Co. Ltd.*	463,131
14,300	LG Electronics, Inc.	877,065
4,100	LS Corp.	597,509
107,100	Samsung E&A Co. Ltd.	1,947,108
222,873	Samsung Electronics Co. Ltd.	16,777,028
126,069	Samsung Heavy Industries Co. Ltd.*	2,614,732
98,700	Shinhan Financial Group Co. Ltd.	5,069,482
22,937	SK Hynix, Inc.	8,924,636
6,400	SK, Inc.	1,111,378
154,977	Woori Financial Group, Inc.	2,758,854
		69,457,430
	Taiwan - 20.4%
58,800	Accton Technology Corp.	2,044,870
20,100	Asia Vital Components Co. Ltd.	920,191
125,600	Asustek Computer, Inc.	2,837,492
2,494,300	AUO Corp.*	980,870
54,900	Chroma ATE, Inc.	1,453,570
2,941,100	Compal Electronics, Inc.	3,142,719
215,100	Delta Electronics, Inc.	6,918,448
18,000	Elite Material Co. Ltd.	790,842
1,081,000	Far Eastern New Century Corp.	930,244
122,400	Hon Hai Precision Industry Co. Ltd.	1,018,047
7,000	King Slide Works Co. Ltd.	928,632
43,200	Lite-On Technology Corp.	250,624
179,100	MediaTek, Inc.	7,595,528
737,000	Pegatron Corp.	1,773,066
1,435,000	Pou Chen Corp.	1,365,392
83,200	Realtek Semiconductor Corp.	1,389,328
5,238	Silicon Motion Technology Corp. ADR	513,900
241,800	Sunonwealth Electric Machine Industry Co. Ltd.	1,180,222
1,273,276	Taiwan Semiconductor Manufacturing Co. Ltd.	61,575,202
26,200	Tripod Technology Corp.	289,751
51,500	United Integrated Services Co. Ltd.	1,433,489
		99,332,427
	Thailand - 2.1%
908,400	Bangkok Bank PCL	4,451,388
6,283,300	Charoen Pokphand Foods PCL	4,096,630
28,250,800	TMBThanachart Bank PCL	1,616,726
		10,164,744
	Turkey - 0.3%
58,600	Aselsan Elektronik Sanayi Ve Ticaret AS	283,304
1,561,669	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	748,522
151,300	Turkiye Petrol Rafinerileri AS	710,208
		1,742,034
	United Arab Emirates - 3.2%
361,851	Abu Dhabi Commercial Bank PJSC	1,419,650
322,400	Abu Dhabi Islamic Bank PJSC	1,852,551
1,095,400	ADNOC Drilling Co. PJSC	1,664,148
441,400	Aldar Properties PJSC	1,081,481
The accompanying notes are an integral part of these financial statements.

6

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.3% - (continued)
	United Arab Emirates - 3.2% - (continued)
1,342,300	Deyaar Development PJSC		$376,957
1,703,404	Emaar Properties PJSC		6,591,566
323,623	Emirates NBD Bank PJSC		2,475,886
34,542	Yalla Group Ltd. ADR*		262,174
			15,724,413
	United Kingdom - 0.3%
21,600	Anglogold Ashanti PLC		1,480,978
	United States - 1.0%
95,400	BeOne Medicines Ltd.*		2,293,635
196,600	JBS NV BDR*		2,612,466
			4,906,101
	Total Common Stocks (cost $364,988,957)		$474,707,505
PREFERRED STOCKS - 1.2%
	Brazil - 1.2%
544,100	Banco Bradesco SA (Preference Shares)(5)		$1,836,607
718,100	Petroleo Brasileiro SA - Petrobras (Preference Shares)(5)		3,970,943
	Total Preferred Stocks (cost $5,586,554)		$5,807,550
	Total Long-Term Investments (cost $370,575,511)		$480,515,055
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 290,334	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $290,434; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $296,342		$290,334
	Securities Lending Collateral - 0.0%
63,900	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(6)		63,900
	Total Short-Term Investments (cost $354,234)		$354,234
	Total Investments (cost $370,929,745)	98.6%	$480,869,289
	Other Assets and Liabilities	1.4%	6,978,648
	Net Assets	100.0%	$487,847,937
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$24,352,438, representing 5.0% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of these securities was $2,656,139, representing 0.5% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)	Currently no rate available.
(6)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	65	12/19/2025	$4,574,700	$252
Total futures contracts				$252
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

7

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
October 31, 2025

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$474,707,505	$49,519,510	$423,847,400	$1,340,595
Preferred Stocks	5,807,550	5,807,550	—	—
Short-Term Investments	354,234	63,900	290,334	—
Futures Contracts(2)	252	252	—	—
Total	$480,869,541	$55,391,212	$424,137,734	$1,340,595

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

8

Hartford Global Impact Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2%
	Brazil - 2.2%
1,066	MercadoLibre, Inc.*	$2,480,859
782,400	Telefonica Brasil SA	4,659,541
		7,140,400
	Canada - 0.6%
180,983	NFI Group, Inc.*	1,850,413
	Germany - 1.5%
121,841	Infineon Technologies AG	4,836,222
	India - 1.2%
438,902	Shriram Finance Ltd.	3,701,260
	Ireland - 1.2%
53,183	Kingspan Group PLC	3,982,251
	Israel - 1.7%
36,666	Wix.com Ltd.*	5,336,370
	Japan - 1.0%
150,700	Sekisui House Ltd.	3,233,308
	Mexico - 1.0%
981,400	Wal-Mart de Mexico SAB de CV(1)	3,244,481
	Netherlands - 1.9%
125,614	Arcadis NV	5,998,917
	Puerto Rico - 1.5%
43,582	Popular, Inc.	4,858,085
	South Africa - 2.1%
3,193,854	Old Mutual Ltd.	2,497,447
544,576	Vodacom Group Ltd.	4,408,480
		6,905,927
	Sweden - 0.7%
64,521	MIPS AB(2)	2,310,219
	Switzerland - 2.4%
41,018	DSM-Firmenich AG	3,343,332
61,425	Landis & Gyr Group AG*	4,449,917
		7,793,249
	Taiwan - 3.6%
284,068	Chroma ATE, Inc.	7,521,179
96,734	MediaTek, Inc.	4,102,433
		11,623,612
	United Kingdom - 7.7%
63,164	AstraZeneca PLC ADR	5,204,714
931,088	Barratt Redrow PLC	4,607,468
757,970	Beazley PLC	9,272,846
86,100	Genus PLC	2,782,495
266,164	Nomad Foods Ltd.	3,007,653
		24,875,176
	United States - 66.9%
47,301	A.O. Smith Corp.	3,121,393
35,539	AAON, Inc.	3,496,683
52,291	Abbott Laboratories	6,464,214
53,121	Adtalem Global Education, Inc.*	5,206,920
26,550	Advanced Drainage Systems, Inc.	3,718,328
49,414	Agilent Technologies, Inc.	7,232,233
25,239	Autodesk, Inc.*	7,605,520
70,687	Block, Inc.*	5,367,971
39,286	Boston Scientific Corp.*	3,956,886
23,657	Clean Harbors, Inc.*	4,980,035
10,532	CyberArk Software Ltd.*	5,484,855
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.2% - (continued)
	United States - 66.9% - (continued)
13,798	Danaher Corp.		$2,971,813
81,385	Darling Ingredients, Inc.*		2,608,389
7,758	Eli Lilly & Co.		6,694,068
11,140	F5, Inc.*		2,818,977
19,418	First Solar, Inc.*		5,183,441
66,343	Globe Life, Inc.		8,724,768
26,813	GoDaddy, Inc. Class A*		3,569,615
254,714	Grocery Outlet Holding Corp.*		3,466,658
15,003	Hubbell, Inc.		7,051,410
19,765	Insulet Corp.*		6,186,643
269,780	James Hardie Industries PLC ADR*		5,646,495
275,463	Laureate Education, Inc.*		7,996,691
49,893	Merck & Co., Inc.		4,289,800
46,552	Modine Manufacturing Co.*		7,132,232
197,399	nCino, Inc.*(1)		5,266,605
46,328	NEXTracker, Inc. Class A*		4,689,320
62,838	OneMain Holdings, Inc.		3,719,381
64,318	REV Group, Inc.		3,297,584
25,243	Schneider Electric SE		7,192,483
272,524	SentinelOne, Inc. Class A*		4,864,553
127,053	Simply Good Foods Co.*		2,486,427
20,438	Stride, Inc.*		1,390,602
36,582	Sun Communities, Inc. REIT		4,631,281
76,179	Tecnoglass, Inc.		4,542,554
152,950	Tetra Tech, Inc.		4,891,341
13,981	Trane Technologies PLC		6,272,576
18,586	Veeva Systems, Inc. Class A*		5,412,243
43,049	Veralto Corp.		4,248,075
86,024	Vital Farms, Inc.*		2,825,888
26,840	Waste Connections, Inc.		4,500,531
33,299	Westinghouse Air Brake Technologies Corp.		6,807,648
51,571	Xylem, Inc.		7,779,485
			215,794,615
	Total Common Stocks (cost $244,993,079)		$313,484,505
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.6%
$ 1,871,433	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $1,872,080; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $1,908,890		$1,871,433
	Securities Lending Collateral - 0.6%
1,986,607	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(3)		1,986,607
	Total Short-Term Investments (cost $3,858,040)		$3,858,040
	Total Investments (cost $248,851,119)	98.4%	$317,342,545
	Other Assets and Liabilities	1.6%	5,130,567
	Net Assets	100.0%	$322,473,112
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

9

Hartford Global Impact Fund
Schedule of Investments – (continued)
October 31, 2025

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of this security was $2,310,219, representing 0.7% of net assets.

(3)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$313,484,505	$242,026,743	$71,457,762	$—
Short-Term Investments	3,858,040	1,986,607	1,871,433	—
Total	$317,342,545	$244,013,350	$73,329,195	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

10

Hartford International Equity Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.1%
	Australia - 1.3%
7,826	Cochlear Ltd.	$1,469,252
24,310	Commonwealth Bank of Australia	2,727,703
489,728	Medibank Pvt Ltd.	1,562,962
6,263	REA Group Ltd.	872,667
41,144	Wesfarmers Ltd.	2,258,228
		8,890,812
	Austria - 1.0%
24,861	ams-OSRAM AG*	344,014
57,055	Erste Group Bank AG	5,910,262
62,964	Mondi PLC	703,802
18,014	Zumtobel Group AG	77,530
		7,035,608
	Belgium - 0.8%
19,676	Ageas SA	1,302,149
28,301	Anheuser-Busch InBev SA	1,725,716
14,756	KBC Group NV	1,775,286
60,265	Proximus SADP	517,662
		5,320,813
	Brazil - 2.3%
454,727	Ambev SA	1,074,281
601,851	Banco Bradesco SA ADR	2,034,256
105,882	Banco BTG Pactual SA	960,819
27,200	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	666,507
86,360	Localiza Rent a Car SA	633,099
333,370	Lojas Renner SA	919,564
151,660	M Dias Branco SA	826,527
1,464	MercadoLibre, Inc.*	3,407,109
535,774	Natura Cosmeticos SA*	897,280
222,600	PRIO SA*	1,490,772
118,500	Rede D'Or Sao Luiz SA(1)	954,617
209,367	Telefonica Brasil SA	1,246,874
203,154	Ultrapar Participacoes SA	808,470
		15,920,175
	Canada - 4.0%
22,204	Bank of Montreal(2)	2,758,264
45,598	Barrick Mining Corp.	1,496,796
19,974	Canadian National Railway Co.	1,915,299
22,449	Canadian Pacific Kansas City Ltd.	1,615,470
40,326	Great-West Lifeco, Inc.	1,709,589
13,030	Intact Financial Corp.	2,430,601
22,723	National Bank of Canada	2,538,729
12,793	Nutrien Ltd.	696,579
21,514	Royal Bank of Canada(2)	3,151,746
21,837	Shopify, Inc. Class A*	3,796,581
27,144	Spin Master Corp.(1)(2)	403,130
40,362	Sun Life Financial, Inc.(2)	2,455,016
35,297	Toronto-Dominion Bank	2,898,151
		27,865,951
	Chile - 0.4%
100,079	Cia Cervecerias Unidas SA	637,074
56,496	Empresa Nacional de Telecomunicaciones SA	268,937
7,559,205	Enel Americas SA	714,657
78,986	Lundin Mining Corp.	1,270,489
		2,891,157
	China - 8.9%
259,341	Alibaba Group Holding Ltd.	5,518,449
26,559	Alibaba Group Holding Ltd. ADR	4,526,450
91,770	Baidu, Inc. Class A*	1,389,052
469,676	BOC Hong Kong Holdings Ltd.	2,307,855
744,354	China BlueChemical Ltd. Class H	230,017
207,492	China Mengniu Dairy Co. Ltd.	377,584
3,341,486	China Reinsurance Group Corp. Class H	678,610
293,215	DiDi Global, Inc. ADR*	1,888,305
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.1% - (continued)
	China - 8.9% - (continued)
12,620	Duality Biotherapeutics, Inc.*(2)	$510,311
445,946	Foxconn Industrial Internet Co. Ltd. Class A	4,497,185
55,858	Fuyao Glass Industry Group Co. Ltd. Class A	530,033
50,803	Fuyao Glass Industry Group Co. Ltd. Class H(1)	452,417
26,028	Hesai Group ADR*	617,644
129,913	Jiangsu Hengrui Pharmaceuticals Co. Ltd.*(2)	1,259,086
42,196	KE Holdings, Inc. ADR	719,442
99,772	KE Holdings, Inc. Class A	565,874
3,100	Kweichow Moutai Co. Ltd. Class A	623,561
162,900	Luxshare Precision Industry Co. Ltd. Class A	1,443,207
80,272	Meituan Class B*(1)	1,056,600
100,083	Montage Technology Co. Ltd. Class A	1,918,298
16,810	NAURA Technology Group Co. Ltd. Class A	961,776
32,274	NetEase, Inc.	905,632
64,100	OmniVision Integrated Circuits Group, Inc. Class A	1,177,719
12,457	PDD Holdings, Inc. ADR*	1,680,076
1,737,380	PICC Property & Casualty Co. Ltd. Class H	4,104,601
1,016,365	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	711,444
9,294	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*(2)	534,272
2,795,909	Sino Biopharmaceutical Ltd.	2,546,882
155,591	Tencent Holdings Ltd.	12,638,299
82,413	Tencent Music Entertainment Group ADR	1,839,458
18,830	Trip.com Group Ltd. ADR	1,330,339
381,244	Xiaomi Corp. Class B*(1)	2,115,108
159,800	Zai Lab Ltd.*(2)	416,981
394,623	Zhongsheng Group Holdings Ltd.	622,951
		62,695,518
	Denmark - 0.6%
13,919	DSV AS	2,970,430
21,673	Novonesis Novozymes B Class B	1,295,170
		4,265,600
	Finland - 1.1%
56,246	Kone OYJ Class B	3,757,966
278,308	Nokia OYJ	1,898,421
142,827	Outokumpu OYJ	614,315
103,690	Sampo OYJ Class A	1,155,763
		7,426,465
	France - 6.7%
64,451	Accor SA	3,278,807
16,434	Airbus SE	4,052,148
8,209	Alten SA	676,055
11,800	Arkema SA	700,479
47,331	AXA SA	2,053,617
72,002	Ayvens SA(1)	960,600
28,337	BNP Paribas SA	2,194,926
55,210	Bureau Veritas SA	1,814,335
4,894	Capgemini SE	752,919
71,884	Carrefour SA	1,082,641
14,050	Cie de Saint-Gobain SA	1,363,721
23,937	Danone SA	2,114,035
99,561	Engie SA	2,331,017
1,155	Hermes International SCA	2,858,000
11,134	Imerys SA	274,252
17,739	Legrand SA	3,063,307
991	LVMH Moet Hennessy Louis Vuitton SE	700,461
27,932	Metropole Television SA	385,359
135,761	Orange SA	2,171,683
18,922	Publicis Groupe SA	1,896,535
21,463	Quadient SA	369,409
18,196	Renault SA	707,082
7,953	SEB SA	440,071
57,583	Societe Generale SA	3,651,949
The accompanying notes are an integral part of these financial statements.

11

Hartford International Equity Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.1% - (continued)
	France - 6.7% - (continued)
65,856	Television Francaise 1 SA	$602,486
4,045	Thales SA	1,153,443
51,114	TotalEnergies SE	3,191,304
45,426	Valeo SE	628,026
7,749	Vicat SACA	580,930
7,280	Vinci SA	973,454
		47,023,051
	Germany - 4.8%
12,612	adidas AG	2,384,707
9,875	Aumovio SE*	424,564
31,184	BASF SE	1,538,675
18,176	Brenntag SE	1,009,472
10,256	Continental AG	783,680
33,270	Daimler Truck Holding AG	1,333,550
6,482	Deutsche Boerse AG	1,641,501
19,320	Duerr AG	450,632
51,469	Evonik Industries AG	862,519
33,151	Fresenius SE & Co. KGaA	1,907,607
80,625	Infineon Technologies AG	3,200,240
10,533	Mercedes-Benz Group AG	683,429
14,382	Merck KGaA	1,883,950
1,640	Rheinmetall AG	3,223,886
33,300	SAP SE	8,660,410
15,885	Scout24 SE(1)	1,837,041
20,414	Symrise AG	1,688,217
		33,514,080
	Hong Kong - 2.3%
192,395	AIA Group Ltd.	1,872,144
95,608	ASMPT Ltd.	1,006,349
177,024	CK Asset Holdings Ltd.	875,781
89,466	Dah Sing Financial Holdings Ltd.	413,676
68,671	Hong Kong Exchanges & Clearing Ltd.	3,742,768
233,729	PAX Global Technology Ltd.	160,320
489,829	Prudential PLC	6,812,581
697,355	WH Group Ltd.(1)	670,797
333,883	Yue Yuen Industrial Holdings Ltd.	612,332
		16,166,748
	Hungary - 0.1%
9,571	OTP Bank Nyrt	913,604
	India - 3.7%
35,217	Axis Bank Ltd.	488,724
12,849	Bajaj Auto Ltd.	1,286,442
61,826	Bajaj Finance Ltd.	726,122
84,780	Bharti Airtel Ltd.	1,963,181
382,689	Canara Bank	590,087
23,931	Cholamandalam Investment & Finance Co. Ltd.	457,322
214,435	Embassy Office Parks REIT	1,036,062
30,747	Hero MotoCorp Ltd.	1,919,237
126,951	ICICI Bank Ltd.	1,923,642
54,568	Infosys Ltd.	909,217
57,509	Kotak Mahindra Bank Ltd.	1,362,318
28,900	Larsen & Toubro Ltd.	1,311,321
66,651	Larsen & Toubro Ltd. GDR(3)	3,004,991
22,176	Mahindra & Mahindra Ltd.	870,809
10,531	MakeMyTrip Ltd.*	842,480
84,282	Max Financial Services Ltd.*	1,467,003
22,209	Max Healthcare Institute Ltd.	287,159
22,834	PB Fintech Ltd.*	458,368
39,378	Reliance Industries Ltd. GDR(1)	2,611,860
59,652	SBI Life Insurance Co. Ltd.(1)	1,312,468
162,314	Varun Beverages Ltd.	857,730
		25,686,543
	Indonesia - 0.5%
3,707,507	Bank Central Asia Tbk. PT	1,898,213
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.1% - (continued)
	Indonesia - 0.5% - (continued)
3,325,764	Bank Negara Indonesia Persero Tbk. PT	$874,125
920,928	Indofood CBP Sukses Makmur Tbk. PT	481,283
1,676,647	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	141,527
2,264,525	Semen Indonesia Persero Tbk. PT	375,167
		3,770,315
	Ireland - 0.5%
183,946	AIB Group PLC	1,695,306
102,151	Bank of Ireland Group PLC	1,672,515
		3,367,821
	Israel - 0.2%
6,695	Check Point Software Technologies Ltd.*	1,310,078
	Italy - 1.9%
140,120	BPER Banca SpA	1,678,903
42,505	Brembo NV(2)	458,432
103,343	Eni SpA	1,905,590
5,276	Ferrari NV	2,112,829
51,483	Ryanair Holdings PLC ADR	3,216,658
52,039	UniCredit SpA	3,853,313
		13,225,725
	Ivory Coast - 0.0%
8,613	Endeavour Mining PLC(2)	345,060
	Japan - 13.4%
30,905	Advantest Corp.	4,627,894
19,170	Aica Kogyo Co. Ltd.	451,438
44,552	Alfresa Holdings Corp.	629,447
31,409	Alps Alpine Co. Ltd.	395,625
43,930	Amada Co. Ltd.	523,849
44,446	ASKUL Corp.	404,120
31,760	Avex, Inc.	248,909
18,010	BML, Inc.	426,657
129,855	Chiba Bank Ltd.	1,267,090
53,199	Chiyoda Corp.*	140,797
40,870	Chugai Pharmaceutical Co. Ltd.	1,870,527
33,132	Cosel Co. Ltd.	264,031
54,202	Dai-ichi Life Holdings, Inc.	380,444
42,160	Dentsu Group, Inc.	834,972
36,340	Dip Corp.(2)	498,753
22,370	Dowa Holdings Co. Ltd.	811,119
17,196	Eisai Co. Ltd.	510,731
3,464	Fast Retailing Co. Ltd.	1,271,703
79,680	Hakuhodo DY Holdings, Inc.	576,752
95,714	Hino Motors Ltd.*	217,432
134,500	Hitachi Ltd.	4,594,383
102,903	Honda Motor Co. Ltd.	1,040,066
8,420	Horiba Ltd.	782,286
17,950	Hoya Corp.	2,915,654
11,454	Isuzu Motors Ltd.	140,544
27,335	Japan Airlines Co. Ltd.	492,451
157,385	Japan Exchange Group, Inc.	1,755,026
48,950	Japan Post Insurance Co. Ltd.	1,265,960
64,721	Japan Tobacco, Inc.	2,254,419
62,890	JGC Holdings Corp.	636,099
40,210	Kao Corp.	1,701,672
77,360	KDDI Corp.	1,233,145
12,385	Keyence Corp.	4,596,501
30,080	KH Neochem Co. Ltd.(2)	537,918
24,567	Kirin Holdings Co. Ltd.	345,479
4,616	Kissei Pharmaceutical Co. Ltd.	120,543
80,380	Koito Manufacturing Co. Ltd.	1,196,875
103,050	Kubota Corp.	1,334,205
2,599	Makita Corp.	78,571
73,049	Maruichi Steel Tube Ltd.	617,651
36,518	Maxell Ltd.	529,361
The accompanying notes are an integral part of these financial statements.

12

Hartford International Equity Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.1% - (continued)
	Japan - 13.4% - (continued)
15,250	Miraial Co. Ltd.	$118,462
72,232	Mitsubishi Estate Co. Ltd.	1,530,732
46,580	Mitsubishi Gas Chemical Co., Inc.	861,783
15,907	Nachi-Fujikoshi Corp.(2)	406,907
30,726	Neturen Co. Ltd.	237,511
49,980	Nichicon Corp.	501,468
33,674	Nikon Corp.	392,729
31,813	Nintendo Co. Ltd.	2,713,327
8,611	Nippon Chemi-Con Corp.*	86,897
55,666	Nippon Shokubai Co. Ltd.	644,965
24,792	Nippon Television Holdings, Inc.	601,515
235,549	Nissan Motor Co. Ltd.*(2)	538,402
30,220	OKUMA Corp.	672,780
22,030	Ono Pharmaceutical Co. Ltd.	268,841
39,984	Optorun Co. Ltd.	440,242
52,970	OSG Corp.(2)	767,974
164,630	Pan Pacific International Holdings Corp.	979,319
2,896	Paramount Bed Holdings Co. Ltd.	66,321
456,040	Persol Holdings Co. Ltd.	756,509
500,994	Resona Holdings, Inc.	4,830,121
30,920	Rinnai Corp.	700,822
80,683	Rohm Co. Ltd.	1,292,031
49,167	SCSK Corp.	1,806,721
18,730	Sega Sammy Holdings, Inc.	346,574
26,720	Seria Co. Ltd.	508,799
10,232	Shiga Bank Ltd.	413,314
28,960	Ship Healthcare Holdings, Inc.	433,225
1,351,310	SoftBank Corp.	1,920,209
17,512	SoftBank Group Corp.	3,072,805
202,220	Sony Group Corp.	5,631,742
30,296	Stanley Electric Co. Ltd.	595,080
47,681	Subaru Corp.	1,014,324
21,411	Sumitomo Heavy Industries Ltd.	572,456
63,804	Sumitomo Mitsui Trust Group, Inc.	1,752,476
48,821	Sumitomo Rubber Industries Ltd.	571,763
90,683	T&D Holdings, Inc.	1,947,465
25,320	Tachi-S Co. Ltd.	320,958
55,070	Tadano Ltd.	382,474
15,902	Taiheiyo Cement Corp.	431,445
31,527	Takeda Pharmaceutical Co. Ltd.	850,835
20,243	THK Co. Ltd.	539,021
111,149	Tochigi Bank Ltd.	396,272
35,305	Tokai Rika Co. Ltd.	634,233
8,860	Toyoda Gosei Co. Ltd.	205,063
49,990	Toyota Boshoku Corp.	760,102
15,010	Transcosmos, Inc.	355,701
40,585	TS Tech Co. Ltd.	481,004
22,360	Tsubakimoto Chain Co.	312,954
63,785	Tsuruha Holdings, Inc.	1,107,991
33,227	TV Asahi Holdings Corp.	676,148
37,820	Ushio, Inc.	627,045
37,894	Xebio Holdings Co. Ltd.	267,887
51,510	Yamato Holdings Co. Ltd.	753,123
		93,619,966
	Kazakhstan - 0.2%
16,616	Kaspi.KZ JSC ADR	1,242,711
	Luxembourg - 0.1%
6,794	Aperam SA	236,753
13,682	RTL Group SA	528,276
		765,029
	Mexico - 1.0%
1,311,128	America Movil SAB de CV Series B(2)	1,495,428
100,303	Controladora Vuela Cia de Aviacion SAB de CV ADR*(2)	665,009
50,823	Corp. Inmobiliaria Vesta SAB de CV ADR	1,543,494
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.1% - (continued)
	Mexico - 1.0% - (continued)
595,248	Genomma Lab Internacional SAB de CV Class B(2)	$582,480
151,454	Grupo Financiero Banorte SAB de CV Class O	1,425,397
345,426	Kimberly-Clark de Mexico SAB de CV Class A	668,596
219,466	Megacable Holdings SAB de CV	627,974
		7,008,378
	Netherlands - 4.0%
71,065	ABN AMRO Bank NV(1)	2,123,327
1,551	Adyen NV*(1)	2,657,614
3,923	Argenx SE*	3,210,846
8,246	ASML Holding NV	8,718,573
12,828	Fugro NV(2)	131,003
386,816	Havas NV*	675,061
17,648	Heineken NV	1,366,525
88,007	ING Groep NV	2,197,505
70,546	Koninklijke Philips NV	1,932,621
24,348	NN Group NV	1,666,252
20,557	Randstad NV	805,647
93,279	Universal Music Group NV	2,501,928
		27,986,902
	Norway - 0.0%
22,561	Norsk Hydro ASA	152,525
	Pakistan - 0.0%
6,802	VEON Ltd. ADR*	327,516
	Peru - 0.1%
3,932	Credicorp Ltd.	1,026,252
	Philippines - 0.1%
259,691	BDO Unibank, Inc.	589,103
206,417	Security Bank Corp.	244,123
		833,226
	Poland - 0.1%
263,261	Orange Polska SA	641,436
	Russia - 0.0%
94,370	Gazprom PJSC*(4)	—
3,866	LUKOIL PJSC ADR*(4)	—
55,232	Mobile TeleSystems PJSC ADR*(4)	—
511,012	Sberbank of Russia PJSC*(4)	—
164,682	Surgutneftegas PJSC ADR*(4)	—
70,320	VK IPJSC GDR*(4)	—
		—
	Saudi Arabia - 0.5%
18,977	Al Rajhi Bank	536,368
307,870	Saudi National Bank	3,275,909
		3,812,277
	Singapore - 0.1%
84,920	Grab Holdings Ltd. Class A*	510,369
	South Africa - 1.6%
55,657	Anglo American PLC	2,105,650
35,949	Astral Foods Ltd.	463,983
139,318	MTN Group Ltd.	1,391,858
35,905	Naspers Ltd. Class N	2,521,824
638,120	Netcare Ltd.	536,996
1,323,773	Old Mutual Ltd.	1,035,130
924,946	Pepkor Holdings Ltd.(1)	1,410,283
276,340	Sanlam Ltd.	1,449,958
2,714	Valterra Platinum Ltd.(2)	165,790
		11,081,472
	South Korea - 4.0%
47,377	Coupang, Inc.*	1,514,643
6,033	Coway Co. Ltd.	377,242
The accompanying notes are an integral part of these financial statements.

13

Hartford International Equity Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.1% - (continued)
	South Korea - 4.0% - (continued)
12,777	Hankook Tire & Technology Co. Ltd.	$414,837
5,574	HD Hyundai Marine Solution Co. Ltd. Class C	940,142
5,463	Hyundai Mobis Co. Ltd.	1,208,074
8,697	Hyundai Motor Co.	1,763,659
59,376	iM Financial Group Co. Ltd.	550,901
15,743	KB Financial Group, Inc.	1,285,158
28,545	KT Corp.	983,249
77,906	Samsung Electronics Co. Ltd.	5,864,466
40,965	Shinhan Financial Group Co. Ltd.	2,104,066
22,771	SK Hynix, Inc.	8,860,046
52,281	SK Telecom Co. Ltd.	1,914,105
26,194	Tongyang Life Insurance Co. Ltd.*	124,330
		27,904,918
	Spain - 1.1%
49,940	Almirall SA	718,762
80,608	Iberdrola SA	1,633,621
82,472	Industria de Diseno Textil SA(2)	4,554,136
151,019	Prosegur Cia de Seguridad SA	493,035
		7,399,554
	Sweden - 1.8%
39,441	Alfa Laval AB	1,874,539
55,493	Assa Abloy AB Class B	2,091,229
341,122	Atlas Copco AB Class A	5,715,858
56,860	SKF AB Class B	1,457,437
146,384	Telefonaktiebolaget LM Ericsson Class B	1,485,192
		12,624,255
	Switzerland - 3.4%
23,758	Adecco Group AG	662,429
106	Chocoladefabriken Lindt & Spruengli AG	1,629,468
2,524	EMS-Chemie Holding AG	1,728,764
19,644	Galderma Group AG	3,648,127
3,692	Lonza Group AG	2,549,442
2,098	Partners Group Holding AG	2,569,246
5,357	Schindler Holding AG	1,908,164
15,417	SGS SA	1,738,572
8,105	Sika AG	1,588,480
5,232	Swatch Group AG(2)	1,093,418
119,864	UBS Group AG	4,586,633
		23,702,743
	Taiwan - 6.9%
155,241	Advantech Co. Ltd.	1,576,841
8,804	ASPEED Technology, Inc.	1,561,328
162,921	Delta Electronics, Inc.	5,240,169
87,429	Eclat Textile Co. Ltd.	1,161,976
13,453	Largan Precision Co. Ltd.	965,578
99,510	MediaTek, Inc.	4,220,162
143,619	Quanta Computer, Inc.	1,392,850
32,000	Realtek Semiconductor Corp.	534,357
645,876	Taiwan Semiconductor Manufacturing Co. Ltd.	31,234,348
113,085	Tong Hsing Electronic Industries Ltd.	459,382
		48,346,991
	Thailand - 0.5%
284,379	Kasikornbank PCL	1,639,187
46,282	Kasikornbank PCL NVDR	266,774
1,079,782	Thai Union Group PCL	437,310
2,483,368	True Corp. PCL*	867,249
517,598	True Corp. PCL NVDR*	180,757
		3,391,277
	Turkey - 0.3%
101,665	Coca-Cola Icecek AS	124,278
80,985	MLP Saglik Hizmetleri AS*(1)	647,151
155,488	Ulker Biskuvi Sanayi AS	398,945
1,364,961	Yapi ve Kredi Bankasi AS*	1,088,893
		2,259,267
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.1% - (continued)
	Ukraine - 0.0%
292,712	Ferrexpo PLC*	$220,161
	United Arab Emirates - 0.5%
149,109	Abu Dhabi Islamic Bank PJSC	856,799
354,273	Aldar Properties PJSC	868,010
407,568	Emirates Telecommunications Group Co. PJSC	2,151,870
		3,876,679
	United Kingdom - 8.1%
38,887	AstraZeneca PLC	6,414,353
67,710	BAE Systems PLC	1,667,932
27,434	Bodycote PLC	222,367
78,707	British American Tobacco PLC	4,031,018
139,335	British Land Co. PLC REIT	695,903
604,665	BT Group PLC	1,475,729
50,416	Burberry Group PLC*	820,655
147,041	CK Hutchison Holdings Ltd.	975,098
59,726	Compass Group PLC	1,976,920
135,881	Crest Nicholson Holdings PLC	295,423
13,228	DCC PLC(2)	871,447
29,266	Diageo PLC	673,169
176,719	easyJet PLC	1,125,134
16,948	Flutter Entertainment PLC*	3,904,407
405,622	Hays PLC	314,980
43,845	Imperial Brands PLC	1,742,150
128,034	J Sainsbury PLC	574,565
230,839	Kingfisher PLC	936,186
66,046	Klarna Group PLC*	2,481,348
100,329	Land Securities Group PLC REIT	819,947
7,784	London Stock Exchange Group PLC	970,091
113,415	Pagegroup PLC	352,036
41,444	Reckitt Benckiser Group PLC	3,170,012
23,540	RELX PLC	1,040,383
207,461	Rolls-Royce Holdings PLC	3,192,575
389,351	Schroders PLC	1,942,909
34,218	Smith & Nephew PLC	631,870
74,776	Smiths Group PLC	2,476,136
180,299	Standard Chartered PLC	3,701,041
71,785	SThree PLC	148,488
130,129	Tate & Lyle PLC	660,644
87,090	Travis Perkins PLC	720,060
33,009	Unilever PLC	1,998,907
54,109	UNITE Group PLC REIT	403,611
100,193	Vanquis Banking Group PLC*	150,051
205,761	Wise PLC Class A*	2,616,463
156,231	WPP PLC	590,345
		56,784,353
	United States - 5.2%
427,570	BP PLC	2,505,050
44,512	Experian PLC	2,076,269
161,283	GSK PLC	3,776,190
4,645	Linde PLC	1,943,003
28,182	Nestle SA	2,692,746
11,094	Novartis AG	1,373,012
4,448	Roche Holding AG	1,440,797
688	Rubicon Earnout Shares*(4)(5)	—
73,363	Rubicon TRA Placeholder*(4)(5)	4,769
30,188	Sanofi SA	3,053,902
29,189	Schneider Electric SE	8,316,815
137,303	Shell PLC	5,147,408
4,849	Spotify Technology SA*	3,177,647
16,188	Tory Burch LLC*(4)(5)	825,743
		36,333,351
	Total Common Stocks (cost $452,937,404)	$659,486,732
The accompanying notes are an integral part of these financial statements.

14

Hartford International Equity Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount			Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.1%
	United States - 0.1%
38,688	Lookout, Inc. Series F*(4)(5)(6)		$167,906
243,469	Lumeris Group Holdings Corp.*(4)(5)(6)		197,210
	Total Convertible Preferred Stocks (cost $826,934)		$365,116
EXCHANGE-TRADED FUNDS - 0.0%
	Other Investment Pools & Funds - 0.0%
2,434	iShares Core MSCI EAFE ETF		$214,411
	Total Exchange-Traded Funds (cost $170,348)		$214,411
PREFERRED STOCKS - 0.9%
	Brazil - 0.4%
179,400	Banco do Estado do Rio Grande do Sul SA (Preference Shares)(6)		$458,174
1,020,824	Itausa SA (Preference Shares)(6)		2,210,541
1,358,600	Raizen SA (Preference Shares)*(6)		239,904
			2,908,619
	Chile - 0.1%
155,228	Embotelladora Andina SA (Preference Shares)(6)		698,612
	Germany - 0.4%
9,969	FUCHS SE (Preference Shares)(6)		446,258
10,658	Henkel AG & Co. KGaA (Preference Shares)(6)		863,435
14,807	Volkswagen AG (Preference Shares)(6)		1,541,953
			2,851,646
	Total Preferred Stocks (cost $5,648,779)		$6,458,877
	Total Long-Term Investments (cost $459,583,465)		$666,525,136
SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 0.9%
$ 6,190,617	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $6,192,758; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $6,314,523		$6,190,617
	Securities Lending Collateral - 0.8%
5,225,425	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(7)		5,225,425
	Total Short-Term Investments (cost $11,416,042)		$11,416,042
	Total Investments (cost $470,999,507)	96.8%	$677,941,178
	Other Assets and Liabilities	3.2%	22,746,816
	Net Assets	100.0%	$700,687,994
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$19,213,013, representing 2.7% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of this security was $3,004,991, representing 0.4% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,195,628 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	$441,937	$167,906
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	243,469	384,997	197,210
09/2015	Rubicon Earnout Shares	688	—	—
09/2015	Rubicon TRA Placeholder	73,363	—	4,769
11/2013	Tory Burch LLC	16,188	1,268,749	825,743
			$2,095,683	$1,195,628

(6)	Currently no rate available.
(7)	Current yield as of period end.
The accompanying notes are an integral part of these financial statements.

15

Hartford International Equity Fund
Schedule of Investments – (continued)
October 31, 2025

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	119	12/19/2025	$16,702,245	$(115,843)
MSCI Emerging Markets Index Future	108	12/19/2025	7,601,040	22,947
SPI 200 Future	52	12/18/2025	7,563,446	6,589
Total futures contracts				$(86,307)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$659,486,732	$90,064,906	$568,591,314	$830,512
Convertible Preferred Stocks	365,116	—	—	365,116
Exchange-Traded Funds	214,411	214,411	—	—
Preferred Stocks	6,458,877	3,607,231	2,851,646	—
Short-Term Investments	11,416,042	5,225,425	6,190,617	—
Futures Contracts(2)	29,536	29,536	—	—
Total	$677,970,714	$99,141,509	$577,633,577	$1,195,628
Liabilities
Futures Contracts(2)	$(115,843)	$(115,843)	$—	$—
Total	$(115,843)	$(115,843)	$—	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

16

The Hartford International Growth Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Austria - 2.0%
73,711	Erste Group Bank AG	$7,635,639
	Brazil - 2.0%
3,250	MercadoLibre, Inc.*	7,563,595
	Canada - 2.2%
48,108	Shopify, Inc. Class A*	8,364,057
	China - 7.1%
33,482	Alibaba Group Holding Ltd. ADR	5,706,337
203,001	Tencent Holdings Ltd.	16,489,304
838,075	Xiaomi Corp. Class B*(1)	4,649,565
		26,845,206
	Denmark - 1.7%
30,946	DSV AS	6,604,132
	France - 5.9%
141,657	Accor SA	7,206,496
35,979	Airbus SE	8,871,379
2,549	Hermes International SCA	6,307,396
		22,385,271
	Germany - 7.8%
27,570	adidas AG	5,213,001
175,625	Infineon Technologies AG	6,971,065
3,604	Rheinmetall AG	7,084,686
40,254	SAP SE	10,468,953
		29,737,705
	Hong Kong - 1.9%
520,681	Prudential PLC	7,241,673
	India - 3.2%
145,126	Larsen & Toubro Ltd. GDR(2)	6,543,071
84,546	Reliance Industries Ltd. GDR(1)	5,607,760
		12,150,831
	Italy - 3.1%
11,399	Ferrari NV	4,564,848
112,076	Ryanair Holdings PLC ADR	7,002,509
		11,567,357
	Japan - 14.2%
68,181	Advantest Corp.	10,209,818
293,736	Hitachi Ltd.	10,033,722
15,002	Keyence Corp.	5,567,760
70,137	Nintendo Co. Ltd.	5,981,977
718,648	Resona Holdings, Inc.	6,928,539
37,018	SoftBank Group Corp.	6,495,494
316,845	Sony Group Corp.	8,824,000
		54,041,310
	Netherlands - 8.4%
3,374	Adyen NV*(1)	5,781,296
8,673	Argenx SE*	7,098,565
12,887	ASML Holding NV	13,625,545
206,869	Universal Music Group NV	5,548,636
		32,054,042
	South Korea - 2.8%
27,085	SK Hynix, Inc.	10,538,595
	Spain - 1.7%
115,741	Industria de Diseno Textil SA(3)	6,391,263
	Sweden - 1.5%
329,753	Atlas Copco AB Class A	5,525,359
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.9% - (continued)
	Switzerland - 6.6%
42,822	Galderma Group AG		$7,952,559
8,177	Lonza Group AG		5,646,476
4,552	Partners Group Holding AG		5,574,455
152,193	UBS Group AG		5,823,713
			24,997,203
	Taiwan - 10.8%
129,122	MediaTek, Inc.		5,475,990
734,459	Taiwan Semiconductor Manufacturing Co. Ltd.		35,518,192
			40,994,182
	United Kingdom - 9.8%
61,902	AstraZeneca PLC		10,210,644
36,782	Flutter Entertainment PLC*		8,473,678
145,739	Klarna Group PLC*		5,475,414
466,060	Rolls-Royce Holdings PLC		7,172,102
449,588	Wise PLC Class A*		5,716,973
			37,048,811
	United States - 5.2%
45,001	Schneider Electric SE		12,822,125
10,591	Spotify Technology SA*		6,940,494
			19,762,619
	Total Common Stocks (cost $217,786,446)		$371,448,850
SHORT-TERM INVESTMENTS - 1.9%
	Repurchase Agreements - 0.3%
$ 1,207,836	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $1,208,254; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $1,232,085		$1,207,836
	Securities Lending Collateral - 1.6%
5,972,086	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(4)		5,972,086
	Total Short-Term Investments (cost $7,179,922)		$7,179,922
	Total Investments (cost $224,966,368)	99.8%	$378,628,772
	Other Assets and Liabilities	0.2%	876,348
	Net Assets	100.0%	$379,505,120
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
The accompanying notes are an integral part of these financial statements.

17

The Hartford International Growth Fund
Schedule of Investments – (continued)
October 31, 2025

*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$16,038,621, representing 4.2% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of this security was $6,543,071, representing 1.7% of net assets.

(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$371,448,850	$41,052,406	$330,396,444	$—
Short-Term Investments	7,179,922	5,972,086	1,207,836	—
Total	$378,628,772	$47,024,492	$331,604,280	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

18

The Hartford International Opportunities Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Belgium - 1.1%
369,048	KBC Group NV	$44,399,946
	Brazil - 1.9%
1,362,700	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	33,391,526
13,697	MercadoLibre, Inc.*	31,876,480
2,645,300	TIM SA	11,943,297
		77,211,303
	Canada - 5.5%
2,332,107	Cenovus Energy, Inc.	39,407,462
515,978	RB Global, Inc.	51,194,965
491,698	Royal Bank of Canada(1)	72,032,504
324,078	Shopify, Inc. Class A*	56,347,126
		218,982,057
	Chile - 0.8%
1,871,591	Lundin Mining Corp.	30,104,519
	China - 6.8%
5,830,887	ENN Energy Holdings Ltd.	50,806,087
2,518,612	Full Truck Alliance Co. Ltd. ADR	32,741,956
2,177,856	KE Holdings, Inc. ADR	37,132,445
1,450,521	Tencent Holdings Ltd.	117,822,482
473,750	Trip.com Group Ltd.	33,338,457
		271,841,427
	Denmark - 0.4%
359,030	Novo Nordisk AS Class B	17,675,647
	France - 7.1%
866,745	Accor SA	44,093,795
236,134	Airbus SE	58,223,803
508,605	Cie de Saint-Gobain SA	49,366,220
863,941	Klepierre SA REIT	33,016,841
2,801,698	Orange SA	44,816,983
882,531	Societe Generale SA	55,970,651
		285,488,293
	Germany - 12.2%
260,449	adidas AG	49,246,316
144,535	Allianz SE	58,080,175
1,512,638	Deutsche Telekom AG	46,854,220
3,012,697	E.ON SE	56,055,372
1,044,786	Infineon Technologies AG	41,470,582
22,533	Rheinmetall AG	44,295,014
301,867	SAP SE	78,507,262
252,718	Siemens AG	71,619,574
355,095	Siemens Energy AG*	44,239,618
		490,368,133
	Hong Kong - 2.9%
7,436,483	AIA Group Ltd.	72,362,406
803,281	Hong Kong Exchanges & Clearing Ltd.	43,781,133
		116,143,539
	India - 2.6%
5,789,402	HDFC Bank Ltd.	64,371,441
2,281,808	Reliance Industries Ltd.	38,181,130
		102,552,571
	Indonesia - 1.1%
87,300,703	Bank Central Asia Tbk. PT	44,697,227
	Israel - 0.9%
1,796,945	Teva Pharmaceutical Industries Ltd. ADR*	36,801,434
	Italy - 3.0%
91,600	Ferrari NV	36,682,175
12,471,795	Saipem SpA(1)	32,513,271
703,376	UniCredit SpA	52,082,622
		121,278,068
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Japan - 12.9%
546,000	Chugai Pharmaceutical Co. Ltd.	$24,989,180
247,800	Daikin Industries Ltd.	28,789,408
101,700	Fast Retailing Co. Ltd.	37,336,077
99,700	Hikari Tsushin, Inc.	26,409,162
903,230	ITOCHU Corp.	52,318,019
119,794	Keyence Corp.	44,459,686
4,999,121	Mitsubishi UFJ Financial Group, Inc.	75,513,058
4,342,944	Mitsui Fudosan Co. Ltd.	45,220,470
620,600	Nomura Research Institute Ltd.	23,963,259
5,751,100	Rakuten Group, Inc.*(1)	37,624,865
108,125	SoftBank Group Corp.	18,972,534
2,423,000	Sony Group Corp.	67,479,531
1,225,600	Sumitomo Mitsui Trust Group, Inc.	33,663,004
		516,738,253
	Mexico - 1.0%
4,139,368	Cemex SAB de CV ADR	42,014,585
	Netherlands - 2.9%
89,966	ASML Holding NV	95,121,893
232,743	EXOR NV	20,169,498
		115,291,391
	Singapore - 1.8%
219,265	Sea Ltd. ADR*	34,260,156
12,122,400	Singapore Telecommunications Ltd.	39,568,115
		73,828,271
	South Africa - 1.4%
1,464,780	Anglo American PLC	55,416,464
	South Korea - 4.0%
2,080,347	KT Corp. ADR	38,590,437
820,451	Shinhan Financial Group Co. Ltd.	42,140,437
205,863	SK Hynix, Inc.	80,099,940
		160,830,814
	Spain - 0.8%
394,841	Amadeus IT Group SA	30,181,920
	Sweden - 1.1%
2,004,190	Epiroc AB Class A	42,260,243
	Switzerland - 3.4%
216,864	Cie Financiere Richemont SA Class A	42,896,908
185,730	Galderma Group AG	34,492,291
1,557,944	UBS Group AG	59,615,213
		137,004,412
	Taiwan - 5.0%
4,148,440	Taiwan Semiconductor Manufacturing Co. Ltd.	200,617,174
	United Kingdom - 11.5%
463,912	AstraZeneca PLC	76,521,602
1,644,860	BAE Systems PLC	40,518,607
5,075,492	Barratt Redrow PLC	25,115,961
1,074,696	British American Tobacco PLC	55,041,087
1,439,553	Imperial Brands PLC	57,199,612
370,577	London Stock Exchange Group PLC	46,183,630
554,548	Reckitt Benckiser Group PLC	42,416,847
2,257,940	Standard Chartered PLC	46,349,274
1,208,974	Unilever PLC	72,543,667
		461,890,287
	United States - 6.3%
540,792	GFL Environmental, Inc.	23,627,203
2,330,502	GSK PLC	54,565,065
8,547,037	Haleon PLC	39,745,677
The accompanying notes are an integral part of these financial statements.

19

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.4% - (continued)
	United States - 6.3% - (continued)
96,935	Linde PLC		$40,675,998
2,472,663	Shell PLC		92,837,704
			251,451,647
	Total Common Stocks (cost $2,842,783,661)		$3,945,069,625
WARRANTS - 0.0%
	Canada - 0.0%
23,071	Constellation Software, Inc. Expires 03/31/2040*(2)(3)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $2,842,783,661)		$3,945,069,625
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.3%
$ 10,579,149	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $10,582,808; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $10,790,750		$10,579,149
	Securities Lending Collateral - 0.2%
7,960,296	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(4)		7,960,296
	Total Short-Term Investments (cost $18,539,445)		$18,539,445
	Total Investments (cost $2,861,323,106)	98.9%	$3,963,609,070
	Other Assets and Liabilities	1.1%	43,735,263
	Net Assets	100.0%	$4,007,344,333
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	23,071	$—	$—

(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,945,069,625	$571,466,095	$3,373,603,530	$—
Warrants	—	—	—	—
Short-Term Investments	18,539,445	7,960,296	10,579,149	—
Total	$3,963,609,070	$579,426,391	$3,384,182,679	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

20

The Hartford International Value Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3%
	Austria - 1.9%
976,146	ams-OSRAM AG*	$13,507,401
1,409,534	Erste Group Bank AG	146,012,024
3,706,240	Mondi PLC	41,427,765
220,513	Zumtobel Group AG	949,064
		201,896,254
	Belgium - 0.9%
1,157,678	Ageas SA	76,614,643
1,935,659	Proximus SADP	16,626,858
		93,241,501
	Brazil - 3.9%
26,618,864	Ambev SA	62,886,414
35,266,756	Banco Bradesco SA ADR	119,201,635
18,073,318	Lojas Renner SA	49,853,259
5,144,869	M Dias Branco SA	28,038,840
28,267,298	Natura Cosmeticos SA*	47,340,283
12,346,009	Telefonica Brasil SA	73,525,986
10,865,342	Ultrapar Participacoes SA	43,239,616
		424,086,033
	Canada - 1.3%
2,677,091	Barrick Mining Corp.	87,877,987
753,176	Nutrien Ltd.	41,010,433
896,257	Spin Master Corp.(1)(2)	13,310,779
		142,199,199
	Chile - 0.5%
1,756,965	Cia Cervecerias Unidas SA ADR(2)	22,664,849
1,091,273	Embotelladora Andina SA Class B, ADR	29,529,847
		52,194,696
	China - 1.7%
999,682	Alibaba Group Holding Ltd.	21,271,970
5,349,435	Baidu, Inc. Class A*	80,970,267
23,342,233	China BlueChemical Ltd. Class H	7,213,114
12,237,407	China Mengniu Dairy Co. Ltd.	22,269,033
141,364,150	China Reinsurance Group Corp. Class H	28,709,118
36,826,789	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	25,778,330
		186,211,832
	Finland - 1.2%
16,384,461	Nokia OYJ	111,763,268
4,899,491	Outokumpu OYJ	21,073,256
		132,836,524
	France - 11.8%
257,906	Alten SA	21,239,921
629,842	Arkema SA	37,389,100
2,093,507	AXA SA	90,833,930
2,552,402	Ayvens SA(1)	34,052,348
1,676,184	BNP Paribas SA	129,833,783
4,273,475	Carrefour SA	64,362,573
819,974	Cie de Saint-Gobain SA	79,588,318
5,872,940	Engie SA	137,502,862
369,897	Imerys SA	9,111,294
842,902	Metropole Television SA	11,628,960
7,939,170	Orange SA	126,997,857
369,835	Quadient SA	6,365,391
1,090,380	Renault SA	42,371,277
290,733	SEB SA	16,087,392
3,376,452	Societe Generale SA	214,136,634
1,903,029	Television Francaise 1 SA	17,409,936
3,008,296	TotalEnergies SE	187,823,022
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	France - 11.8% - (continued)
2,453,983	Valeo SE	$33,926,915
240,089	Vicat SACA	17,999,090
		1,278,660,603
	Germany - 4.2%
575,091	Aumovio SE*	24,725,375
1,846,087	BASF SE	91,089,296
595,654	Continental AG	45,515,038
1,970,117	Daimler Truck Holding AG	78,967,528
601,644	Duerr AG	14,033,122
2,998,654	Evonik Industries AG	50,251,554
1,965,153	Fresenius SE & Co. KGaA	113,080,708
624,615	Mercedes-Benz Group AG	40,527,853
		458,190,474
	Hong Kong - 3.0%
5,175,502	ASMPT Ltd.	54,476,226
10,301,460	CK Asset Holdings Ltd.	50,963,835
2,924,512	Dah Sing Financial Holdings Ltd.	13,522,454
7,579,360	PAX Global Technology Ltd.	5,198,858
10,425,810	Prudential PLC	145,003,004
41,452,490	WH Group Ltd.(1)	39,873,838
11,487,241	Yue Yuen Industrial Holdings Ltd.	21,067,261
		330,105,476
	India - 0.3%
22,262,191	Canara Bank	34,327,148
	Indonesia - 0.7%
177,383,709	Bank Negara Indonesia Persero Tbk. PT	46,622,512
32,343,911	Indofood CBP Sukses Makmur Tbk. PT	16,903,150
48,406,657	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	4,086,055
79,043,446	Semen Indonesia Persero Tbk. PT	13,095,235
		80,706,952
	Ireland - 1.8%
10,655,969	AIB Group PLC	98,208,883
6,099,809	Bank of Ireland Group PLC	99,871,989
		198,080,872
	Italy - 4.2%
8,266,041	BPER Banca SpA	99,042,829
1,443,338	Brembo NV(2)	15,566,929
6,046,192	Eni SpA	111,488,595
3,119,029	UniCredit SpA	230,953,584
		457,051,937
	Ivory Coast - 0.2%
496,925	Endeavour Mining PLC	19,908,178
	Japan - 20.8%
575,420	Aica Kogyo Co. Ltd.	13,550,686
1,685,956	Alfresa Holdings Corp.	23,819,806
1,085,720	Alps Alpine Co. Ltd.	13,675,623
2,421,080	Amada Co. Ltd.	28,870,488
1,418,208	ASKUL Corp.	12,894,877
983,070	Avex, Inc.	7,704,517
442,790	BML, Inc.	10,489,696
7,657,429	Chiba Bank Ltd.	74,719,144
1,226,719	Chiyoda Corp.*	3,246,647
771,719	Cosel Co. Ltd.	6,149,876
3,149,866	Dai-ichi Life Holdings, Inc.	22,108,892
2,489,490	Dentsu Group, Inc.	49,303,960
1,063,540	Dip Corp.	14,596,696
779,120	Dowa Holdings Co. Ltd.	28,250,290
1,031,191	Eisai Co. Ltd.	30,626,972
2,630,540	Hakuhodo DY Holdings, Inc.	19,040,782
The accompanying notes are an integral part of these financial statements.

21

The Hartford International Value Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Japan - 20.8% - (continued)
3,979,462	Hino Motors Ltd.*	$9,040,078
6,059,032	Honda Motor Co. Ltd.	61,240,110
457,791	Horiba Ltd.	42,532,499
665,534	Isuzu Motors Ltd.	8,166,290
1,597,922	Japan Airlines Co. Ltd.	28,787,197
2,908,290	Japan Post Insurance Co. Ltd.	75,215,100
2,576,907	JGC Holdings Corp.	26,064,069
916,059	KH Neochem Co. Ltd.	16,381,814
1,451,579	Kirin Holdings Co. Ltd.	20,413,148
155,540	Kissei Pharmaceutical Co. Ltd.	4,061,784
4,302,710	Koito Manufacturing Co. Ltd.	64,068,264
6,087,535	Kubota Corp.	78,816,284
107,916	Makita Corp.	3,262,445
2,699,987	Maruichi Steel Tube Ltd.	22,829,186
862,677	Maxell Ltd.	12,505,274
176,930	Miraial Co. Ltd.	1,374,396
4,295,097	Mitsubishi Estate Co. Ltd.	91,021,164
2,557,231	Mitsubishi Gas Chemical Co., Inc.	47,311,658
507,160	Nachi-Fujikoshi Corp.	12,973,341
171,556	Neturen Co. Ltd.	1,326,125
1,442,610	Nichicon Corp.	14,474,256
1,974,980	Nikon Corp.	23,033,547
203,889	Nippon Chemi-Con Corp.*	2,057,521
1,668,818	Nippon Shokubai Co. Ltd.	19,335,485
1,297,251	Nippon Television Holdings, Inc.	31,474,508
14,077,429	Nissan Motor Co. Ltd.*(2)	32,177,240
931,770	OKUMA Corp.	20,743,769
1,241,299	Ono Pharmaceutical Co. Ltd.	15,148,082
1,264,832	Optorun Co. Ltd.	13,926,372
1,601,720	OSG Corp.(2)	23,222,203
154,767	Paramount Bed Holdings Co. Ltd.	3,544,291
24,807,770	Persol Holdings Co. Ltd.	41,152,741
10,358,862	Resona Holdings, Inc.	99,870,566
1,660,790	Rinnai Corp.	37,642,916
4,808,901	Rohm Co. Ltd.	77,008,173
1,096,679	Sega Sammy Holdings, Inc.	20,292,621
825,740	Seria Co. Ltd.	15,723,640
350,318	Shiga Bank Ltd.	14,150,836
900,690	Ship Healthcare Holdings, Inc.	13,473,811
1,601,334	Stanley Electric Co. Ltd.	31,453,733
2,839,388	Subaru Corp.	60,402,641
1,097,888	Sumitomo Heavy Industries Ltd.	29,353,746
3,787,615	Sumitomo Mitsui Trust Group, Inc.	104,032,719
2,501,787	Sumitomo Rubber Industries Ltd.	29,299,472
5,304,617	T&D Holdings, Inc.	113,919,408
731,709	Tachi-S Co. Ltd.	9,275,191
1,797,140	Tadano Ltd.	12,481,559
762,481	Taiheiyo Cement Corp.	20,687,251
1,850,752	Takeda Pharmaceutical Co. Ltd.	49,947,157
1,104,170	THK Co. Ltd.	29,401,304
3,231,495	Tochigi Bank Ltd.	11,521,018
1,123,767	Tokai Rika Co. Ltd.	20,187,800
379,500	Toyoda Gosei Co. Ltd.	8,783,442
1,868,190	Toyota Boshoku Corp.	28,405,972
441,020	Transcosmos, Inc.	10,451,104
1,434,245	TS Tech Co. Ltd.	16,998,353
778,980	Tsubakimoto Chain Co.	10,902,714
3,490,995	Tsuruha Holdings, Inc.	60,641,059
1,179,267	TV Asahi Holdings Corp.	23,997,336
1,195,127	Ushio, Inc.	19,814,865
844,035	Xebio Holdings Co. Ltd.	5,966,814
3,110,700	Yamato Holdings Co. Ltd.	45,481,242
		2,258,297,656
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Luxembourg - 0.2%
239,191	Aperam SA(2)	$8,335,155
419,866	RTL Group SA	16,211,466
		24,546,621
	Mexico - 1.5%
77,158,662	America Movil SAB de CV Series B(2)	88,004,524
19,553,528	Genomma Lab Internacional SAB de CV Class B(2)	19,134,114
17,265,727	Kimberly-Clark de Mexico SAB de CV Class A(2)	33,419,035
7,246,628	Megacable Holdings SAB de CV	20,735,299
		161,292,972
	Netherlands - 5.3%
4,185,575	ABN AMRO Bank NV(1)	125,059,379
446,914	Fugro NV	4,564,018
12,039,978	Havas NV*	21,011,848
471,436	Heineken NV	36,504,375
5,134,695	ING Groep NV	128,211,612
4,154,965	Koninklijke Philips NV	113,826,049
1,441,860	NN Group NV	98,673,468
1,207,993	Randstad NV	47,342,304
		575,193,053
	Norway - 0.1%
1,322,228	Norsk Hydro ASA	8,939,003
	Pakistan - 0.1%
318,186	VEON Ltd. ADR*	15,320,656
	Philippines - 0.3%
13,511,500	BDO Unibank, Inc.	30,650,556
5,145,219	Security Bank Corp.	6,085,085
		36,735,641
	Poland - 0.2%
8,817,171	Orange Polska SA	21,483,050
	Russia - 0.0%
662,901	Gazprom PJSC ADR*(3)	—
48,850	LUKOIL PJSC ADR*(3)	—
709,487	Mobile TeleSystems PJSC ADR*(3)	—
1,765,160	Sberbank of Russia PJSC*(3)	—
1,792,255	Surgutneftegas PJSC ADR*(3)	—
894,717	VK IPJSC GDR*(3)	—
		—
	South Africa - 2.1%
1,392,155	Anglo American PLC	52,668,870
832,881	Astral Foods Ltd.	10,749,753
8,233,897	MTN Group Ltd.	82,260,842
19,909,504	Netcare Ltd.	16,754,415
70,309,210	Old Mutual Ltd.	54,978,566
160,353	Valterra Platinum Ltd.	9,795,489
		227,207,935
	South Korea - 4.1%
285,771	Coway Co. Ltd.	17,869,197
750,163	Hankook Tire & Technology Co. Ltd.	24,355,926
320,915	Hyundai Mobis Co. Ltd.	70,966,326
1,690,024	iM Financial Group Co. Ltd.	15,680,329
919,483	KB Financial Group, Inc.	75,060,694
1,512,238	KT Corp.	52,089,898
119,551	KT Corp. ADR	2,217,671
2,429,144	Shinhan Financial Group Co. Ltd.	124,766,977
1,748,705	SK Telecom Co. Ltd.	64,023,364
810,594	Tongyang Life Insurance Co. Ltd.*	3,847,491
		450,877,873
The accompanying notes are an integral part of these financial statements.

22

The Hartford International Value Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Spain - 0.3%
1,522,998	Almirall SA	$21,919,763
2,695,836	Prosegur Cia de Seguridad SA	8,801,159
		30,720,922
	Sweden - 1.6%
3,324,162	SKF AB Class B	85,205,004
8,657,783	Telefonaktiebolaget LM Ericsson Class B	87,840,659
		173,045,663
	Switzerland - 2.0%
1,401,571	Adecco Group AG	39,079,124
309,922	Swatch Group AG(2)	64,769,524
2,970,990	UBS Group AG	113,685,860
		217,534,508
	Taiwan - 0.2%
4,153,601	Tong Hsing Electronic Industries Ltd.	16,873,036
	Thailand - 1.1%
18,351,499	Kasikornbank PCL	105,779,746
701,593	Kasikornbank PCL NVDR	4,044,047
37,324,050	Thai Union Group PCL	15,116,181
		124,939,974
	Turkey - 0.2%
5,772,536	Coca-Cola Icecek AS	7,056,493
6,656,383	Ulker Biskuvi Sanayi AS	17,078,677
		24,135,170
	Ukraine - 0.1%
8,654,383	Ferrexpo PLC*	6,509,333
	United Kingdom - 11.1%
819,532	Bodycote PLC	6,642,739
4,595,381	British American Tobacco PLC	235,354,708
8,056,734	British Land Co. PLC REIT	40,239,016
35,623,229	BT Group PLC	86,941,085
2,939,352	Burberry Group PLC*	47,845,779
8,617,194	CK Hutchison Holdings Ltd.	57,144,674
4,366,796	Crest Nicholson Holdings PLC	9,493,998
766,088	DCC PLC(2)	50,469,119
10,308,733	easyJet PLC	65,633,608
13,499,226	Hays PLC	10,482,649
7,464,512	J Sainsbury PLC	33,497,729
13,458,622	Kingfisher PLC	54,582,518
5,891,845	Land Securities Group PLC REIT	48,151,618
3,742,794	Pagegroup PLC	11,617,486
1,446,464	Reckitt Benckiser Group PLC	110,638,651
10,777,922	Standard Chartered PLC	221,240,980
2,092,436	SThree PLC	4,328,218
6,250,511	Tate & Lyle PLC	31,732,817
2,593,200	Travis Perkins PLC	21,440,567
2,921,569	UNITE Group PLC REIT	21,792,617
2,267,409	Vanquis Banking Group PLC*	3,395,712
9,180,478	WPP PLC	34,689,989
		1,207,356,277
	United States - 7.4%
25,237,436	BP PLC	147,861,279
9,432,138	GSK PLC	220,838,782
1,765,984	Sanofi SA	178,651,850
6,839,175	Shell PLC	256,396,615
		803,748,526
	Total Common Stocks (cost $8,418,204,553)	$10,474,455,548
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.7%
	Brazil - 0.2%
5,524,100	Banco do Estado do Rio Grande do Sul SA (Preference Shares)(4)		$14,108,148
55,496,300	Raizen SA (Preference Shares)*(4)		9,799,624
			23,907,772
	Germany - 1.5%
338,429	FUCHS SE (Preference Shares)(4)		15,149,618
620,703	Henkel AG & Co. KGaA (Preference Shares)(4)		50,284,943
872,168	Volkswagen AG (Preference Shares)(4)		90,824,734
			156,259,295
	Total Preferred Stocks (cost $198,207,934)		$180,167,067
	Total Long-Term Investments (cost $8,616,412,487)		$10,654,622,615
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.3%
$ 33,108,126	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $33,119,576; collateralized by U.S. Treasury Notes at 4.25% - 4.63%, maturing 02/15/2035 - 05/15/2035, with total market value of $33,770,411		$33,108,126
	Securities Lending Collateral - 0.1%
9,740,773	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(5)		9,740,773
	Total Short-Term Investments (cost $42,848,899)		$42,848,899
	Total Investments (cost $8,659,261,386)	98.4%	$10,697,471,514
	Other Assets and Liabilities	1.6%	174,690,796
	Net Assets	100.0%	$10,872,162,310
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
The accompanying notes are an integral part of these financial statements.

23

The Hartford International Value Fund
Schedule of Investments – (continued)
October 31, 2025

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$212,296,344, representing 2.0% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	306	12/19/2025	$42,948,630	$(203,680)
Total futures contracts				$(203,680)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$10,474,455,548	$1,036,089,472	$9,438,366,076	$—
Preferred Stocks	180,167,067	23,907,772	156,259,295	—
Short-Term Investments	42,848,899	9,740,773	33,108,126	—
Total	$10,697,471,514	$1,069,738,017	$9,627,733,497	$—
Liabilities
Futures Contracts(2)	$(203,680)	$(203,680)	$—	$—
Total	$(203,680)	$(203,680)	$—	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

24

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Brazil - 6.8%
7,033,972	Banco BTG Pactual SA	$63,829,313
7,110,118	Equatorial Energia SA	48,436,477
10,718,490	Itau Unibanco Holding SA ADR	78,888,087
6,357,888	Lojas Renner SA	17,537,534
5,153,438	NU Holdings Ltd. Class A*	83,021,886
4,062,350	Petroleo Brasileiro SA - Petrobras ADR	47,285,754
4,510,753	PRIO SA*	30,208,911
3,761,664	Suzano SA	34,183,915
1,836,209	XP, Inc. Class A	33,455,728
		436,847,605
	Chile - 0.6%
998,359	Antofagasta PLC	36,642,132
	China - 27.3%
7,091,096	Alibaba Group Holding Ltd.	150,889,562
194,002	Baidu, Inc. ADR*	23,449,022
986,100	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	17,983,083
43,150,000	China Construction Bank Corp. Class H	42,720,263
8,396,000	China Resources Beer Holdings Co. Ltd.	28,718,754
1,977,436	Contemporary Amperex Technology Co. Ltd. Class A	108,116,414
452,556	Eastroc Beverage Group Co. Ltd. Class A	17,809,989
3,648,398	Full Truck Alliance Co. Ltd. ADR	47,429,174
3,742,537	Fuyao Glass Industry Group Co. Ltd. Class A	35,512,686
1,098,649	H World Group Ltd. ADR	42,407,851
2,348,406	Kanzhun Ltd. ADR	52,040,677
3,091,845	Midea Group Co. Ltd. Class A	33,212,269
2,633,206	Montage Technology Co. Ltd. Class A	50,470,857
2,136,900	NetEase, Inc.	59,962,957
4,362,200	Nongfu Spring Co. Ltd. Class H(1)	28,997,936
282,867	PDD Holdings, Inc. ADR*	38,150,272
23,754,000	PICC Property & Casualty Co. Ltd. Class H	56,119,386
4,502,045	Shenzhen Inovance Technology Co. Ltd. Class A	48,710,544
5,903,300	Shenzhou International Group Holdings Ltd.	50,956,154
3,341,382	Sieyuan Electric Co. Ltd. Class A	61,685,115
1,781,588	Sungrow Power Supply Co. Ltd. Class A	47,533,687
5,176,700	Tencent Holdings Ltd.	420,491,424
2,616,394	Tencent Music Entertainment Group ADR	58,397,914
1,095,340	Trip.com Group Ltd.	77,080,624
7,871,200	Zhejiang Sanhua Intelligent Controls Co. Ltd.*(2)	41,332,279
27,534,000	Zijin Mining Group Co. Ltd. Class H	113,908,486
		1,754,087,379
	Greece - 1.4%
10,725,107	Eurobank Ergasias Services & Holdings SA Class A	40,343,596
1,817,164	National Bank of Greece SA	26,709,615
3,151,979	Piraeus Financial Holdings SA	24,617,619
		91,670,830
	Hong Kong - 1.8%
9,709,600	AIA Group Ltd.	94,481,493
1,353,600	Zijin Gold International Co. Ltd.*	22,889,376
		117,370,869
	Hungary - 0.7%
497,483	OTP Bank Nyrt	47,487,443
	India - 11.2%
18,462,990	Ashok Leyland Ltd.	29,402,109
3,673,457	Axis Bank Ltd.	50,978,418
5,866,166	Bajaj Finance Ltd.	68,895,791
3,500,988	Bharti Airtel Ltd.	81,069,517
14,804,064	HDFC Bank Ltd.	164,604,036
2,092,589	Mahindra & Mahindra Ltd.	82,171,913
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	India - 11.2% - (continued)
359,496	MakeMyTrip Ltd.*	$28,759,680
1,544,149	PB Fintech Ltd.*	30,997,112
15,880,778	Power Grid Corp. of India Ltd.	51,524,926
1,383,568	Reliance Industries Ltd.	23,151,023
1,423,908	Sun Pharmaceutical Industries Ltd.	27,143,725
2,106,589	Tata Consumer Products Ltd.	27,635,426
9,376,257	Varun Beverages Ltd.	49,547,800
		715,881,476
	Indonesia - 1.4%
97,885,500	Bank Central Asia Tbk. PT	50,116,555
173,475,400	Bank Rakyat Indonesia Persero Tbk. PT	41,498,830
		91,615,385
	Mexico - 2.0%
3,501,256	Cemex SAB de CV ADR	35,537,748
522,787	Fomento Economico Mexicano SAB de CV ADR	49,330,181
4,301,898	Grupo Financiero Banorte SAB de CV Class O	40,486,954
		125,354,883
	Peru - 0.7%
169,544	Credicorp Ltd.	44,250,984
	Poland - 2.0%
850,439	Bank Polska Kasa Opieki SA	43,543,985
2,372,978	Powszechna Kasa Oszczednosci Bank Polski SA	48,653,789
2,079,678	Powszechny Zaklad Ubezpieczen SA	33,252,328
		125,450,102
	Portugal - 0.6%
1,443,928	Jeronimo Martins SGPS SA	37,188,390
	Russia - 0.0%
677,470	Polyus PJSC*(3)	—
5,358,303	Rosneft Oil Co. PJSC*(3)	—
		—
	Saudi Arabia - 0.7%
4,209,078	Saudi National Bank	44,786,937
	South Africa - 3.3%
738,156	Bid Corp. Ltd.	18,260,287
247,262	Capitec Bank Holdings Ltd.	54,706,085
780,882	Foschini Group Ltd.	4,148,189
1,105,030	Gold Fields Ltd.	42,605,624
454,236	Naspers Ltd. Class N	31,903,724
8,051,241	Pepkor Holdings Ltd.(1)	12,275,883
1,631,639	Shoprite Holdings Ltd.	27,296,720
371,435	Valterra Platinum Ltd.	22,972,960
		214,169,472
	South Korea - 13.4%
445,441	Hana Financial Group, Inc.	26,685,734
99,591	Hanwha Aerospace Co. Ltd.	68,311,918
469,601	KB Financial Group, Inc.	38,335,213
912,314	Kia Corp.	76,523,604
272,755	Samsung Electro-Mechanics Co. Ltd.	46,755,813
4,767,057	Samsung Electronics Co. Ltd.	358,845,849
159,222	Samsung Fire & Marine Insurance Co. Ltd.	49,279,891
497,312	SK Hynix, Inc.	193,500,830
		858,238,852
	Taiwan - 23.4%
1,849,000	Accton Technology Corp.	64,302,110
9,055,036	ASE Technology Holding Co. Ltd.	72,447,178
30,097,000	CTBC Financial Holding Co. Ltd.	40,874,201
2,747,000	Delta Electronics, Inc.	88,354,140
5,859,000	E Ink Holdings, Inc.	40,250,829
The accompanying notes are an integral part of these financial statements.

25

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.5% - (continued)
	Taiwan - 23.4% - (continued)
17,257,000	Hon Hai Precision Industry Co. Ltd.		$143,533,053
1,856,000	MediaTek, Inc.		78,711,889
3,009,000	Quanta Computer, Inc.		29,181,972
17,973,139	Taiwan Semiconductor Manufacturing Co. Ltd.		869,175,003
9,640,000	Unimicron Technology Corp.		50,807,994
8,410,000	Uni-President Enterprises Corp.		21,486,875
			1,499,125,244
	United Arab Emirates - 2.2%
6,810,403	Abu Dhabi Commercial Bank PJSC		26,719,244
9,125,489	ADNOC Drilling Co. PJSC		13,863,578
26,264,498	Adnoc Gas PLC		24,954,959
11,576,396	Emaar Properties PJSC		44,796,525
5,874,428	First Abu Dhabi Bank PJSC		27,885,947
			138,220,253
	Total Common Stocks (cost $3,382,974,451)		$6,378,388,236
SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
8,053,505	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(4)		$8,053,505
	Total Short-Term Investments (cost $8,053,505)		$8,053,505
	Total Investments (cost $3,391,027,956)	99.6%	$6,386,441,741
	Other Assets and Liabilities	0.4%	28,119,265
	Net Assets	100.0%	$6,414,561,006
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$41,273,819, representing 0.6% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$6,378,388,236	$983,546,212	$5,394,842,024	$—
Short-Term Investments	8,053,505	8,053,505	—	—
Total	$6,386,441,741	$991,599,717	$5,394,842,024	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

26

Hartford Schroders International Contrarian Value Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4%
	Australia - 1.4%
29,031	Rio Tinto PLC	$2,092,844
	Austria - 2.2%
60,057	OMV AG	3,287,888
	Brazil - 2.2%
1,378,776	Ambev SA	3,257,325
	China - 1.6%
814,000	Anhui Conch Cement Co. Ltd. Class H	2,426,911
	France - 9.8%
54,640	AXA SA	2,370,742
30,008	BNP Paribas SA	2,324,358
152,129	Carrefour SA	2,291,207
8,331	Kering SA	2,958,479
38,626	Renault SA	1,500,975
52,161	Societe Generale SA	3,308,082
		14,753,843
	Germany - 6.7%
46,557	BASF SE	2,297,207
47,534	Continental AG	3,632,162
225,255	Deutsche Lufthansa AG	1,974,787
132,504	Evonik Industries AG	2,220,507
		10,124,663
	Hong Kong - 2.0%
218,520	Prudential PLC	3,039,194
	Ireland - 1.5%
138,921	Bank of Ireland Group PLC	2,274,549
	Italy - 1.5%
122,933	Eni SpA	2,266,820
	Japan - 13.5%
61,900	Bridgestone Corp.	2,702,252
150,700	Dentsu Group, Inc.	2,984,590
183,100	Koito Manufacturing Co. Ltd.	2,726,398
147,100	Medipal Holdings Corp.	2,393,377
145,000	Nippon Television Holdings, Inc.	3,518,057
264,600	Panasonic Holdings Corp.	3,074,447
185,900	Rohm Co. Ltd.	2,976,942
		20,376,063
	Mexico - 1.7%
71,736	Ternium SA ADR(1)	2,584,648
	Netherlands - 6.0%
110,604	ABN AMRO Bank NV(2)	3,304,700
76,335	Koninklijke Ahold Delhaize NV	3,124,438
68,418	Randstad NV(1)	2,681,361
		9,110,499
	South Africa - 2.3%
90,328	Anglo American PLC	3,417,345
	South Korea - 3.7%
33,184	KB Financial Group, Inc.	2,708,929
56,058	Shinhan Financial Group Co. Ltd.	2,879,280
		5,588,209
	Spain - 1.6%
132,419	Repsol SA	2,429,803
	Switzerland - 2.4%
17,199	Swatch Group AG(1)	3,594,359
Shares or Principal Amount			Market Value†
COMMON STOCKS - 93.4% - (continued)
	Taiwan - 2.3%
418,000	Hon Hai Precision Industry Co. Ltd.		$3,476,665
	United Kingdom - 22.0%
799,236	Barclays PLC		4,286,798
56,224	British American Tobacco PLC		2,879,540
611,944	British Land Co. PLC REIT		3,056,328
1,102,845	BT Group PLC		2,691,574
94,808	Burberry Group PLC*		1,543,253
135,281	HSBC Holdings PLC		1,893,858
72,428	Imperial Brands PLC		2,877,875
216,629	NatWest Group PLC		1,667,721
195,520	Standard Chartered PLC		4,013,486
377,671	Tesco PLC		2,279,120
3,254,125	Vodafone Group PLC		3,939,356
513,972	WPP PLC		1,942,130
			33,071,039
	United States - 9.0%
221,048	GSK PLC		5,175,494
11,898	Roche Holding AG		3,854,002
44,895	Sanofi SA		4,541,703
			13,571,199
	Total Common Stocks (cost $117,765,178)		$140,743,866
PREFERRED STOCKS - 3.7%
	Germany - 3.7%
43,736	Henkel AG & Co. KGaA (Preference Shares)(3)		$3,543,180
19,567	Volkswagen AG (Preference Shares)(3)		2,037,643
	Total Preferred Stocks (cost $5,538,175)		$5,580,823
	Total Long-Term Investments (cost $123,303,353)		$146,324,689
SHORT-TERM INVESTMENTS - 0.2%
	Securities Lending Collateral - 0.2%
229,400	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(4)		$229,400
	Total Short-Term Investments (cost $229,400)		$229,400
	Total Investments (cost $123,532,753)	97.3%	$146,554,089
	Other Assets and Liabilities	2.7%	4,118,475
	Net Assets	100.0%	$150,672,564
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
The accompanying notes are an integral part of these financial statements.

27

Hartford Schroders International Contrarian Value Fund
Schedule of Investments – (continued)
October 31, 2025

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of this security was
$3,304,700, representing 2.2% of net assets.

(3)	Currently no rate available.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$140,743,866	$8,966,411	$131,777,455	$—
Preferred Stocks	5,580,823	—	5,580,823	—
Short-Term Investments	229,400	229,400	—	—
Total	$146,554,089	$9,195,811	$137,358,278	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

28

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2%
	Australia - 2.8%
57,181	AUB Group Ltd.	$1,381,232
732,793	BHP Group Ltd.	20,890,607
183,961	BlueScope Steel Ltd.	2,752,267
171,905	Computershare Ltd.	4,106,735
206,866	Dexus REIT	986,290
37,610	OceanaGold Corp.	841,200
181,326	Orica Ltd.	2,636,542
209,178	Origin Energy Ltd.	1,676,315
424,364	Qantas Airways Ltd.	2,827,172
62,862	Rio Tinto Ltd.	5,458,072
264,016	Rio Tinto PLC	19,032,902
815,161	Santos Ltd.	3,366,725
1,187,778	Scentre Group REIT	3,164,043
111,165	Ventia Services Group Pty. Ltd.	416,375
322,808	Woodside Energy Group Ltd.	5,231,248
		74,767,725
	Austria - 0.3%
13,574	ANDRITZ AG	1,026,274
74,277	OMV AG	4,066,378
54,108	Telekom Austria AG	575,653
48,274	voestalpine AG	1,718,844
		7,387,149
	Belgium - 0.8%
5,376	Aedifica SA REIT	392,600
101,712	Anheuser-Busch InBev SA	6,202,113
8,761	D'ieteren Group	1,600,396
57,048	KBC Group NV	6,863,411
17,835	UCB SA	4,586,127
60,755	Umicore SA	1,156,931
29,497	Warehouses De Pauw CVA REIT	749,067
		21,550,645
	Brazil - 0.5%
530,100	B3 SA - Brasil Bolsa Balcao	1,247,422
83,500	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,046,079
236,000	Cia de Saneamento de Minas Gerais Copasa MG	1,657,718
332,200	Porto Seguro SA	2,966,981
155,600	Rede D'Or Sao Luiz SA(1)	1,253,488
626,400	TIM SA	2,828,141
121,700	Transmissora Alianca de Energia Eletrica SA	861,861
		12,861,690
	Burkina Faso - 0.0%
92,619	IAMGOLD Corp.*	1,072,427
	Canada - 6.6%
43,372	AltaGas Ltd.	1,273,128
258,884	ARC Resources Ltd.	4,775,109
133,274	Bank of Montreal	16,555,794
206,088	Bank of Nova Scotia	13,516,834
109,876	Canadian Imperial Bank of Commerce	9,103,911
407,521	Canadian Natural Resources Ltd.	13,037,302
18,153	CCL Industries, Inc. Class B	1,012,649
38,182	Centerra Gold, Inc.	447,278
12,230	CGI, Inc.	1,064,343
3,592	Fairfax Financial Holdings Ltd.	5,831,740
27,962	Finning International, Inc.	1,512,187
102,858	Gildan Activewear, Inc.	5,998,186
127,574	Great-West Lifeco, Inc.	5,408,399
57,181	iA Financial Corp., Inc.	6,749,768
74,369	Kinross Gold Corp.	1,729,647
105,567	Magna International, Inc.	4,987,251
54,975	Northland Power, Inc.(2)	1,004,605
90,861	Open Text Corp.	3,485,958
54,199	Power Corp. of Canada	2,538,857
181,397	Quebecor, Inc. Class B	5,786,390
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Canada - 6.6% - (continued)
145,918	Royal Bank of Canada(2)	$21,376,615
126,627	Sun Life Financial, Inc.	7,702,078
183,231	Suncor Energy, Inc.	7,296,318
135,266	TC Energy Corp.	6,787,652
20,788	Torex Gold Resources, Inc.*	858,762
316,257	Toronto-Dominion Bank	25,967,100
		175,807,861
	Chile - 0.0%
337,536	Plaza SA	950,780
	China - 9.0%
3,873,000	Agricultural Bank of China Ltd. Class H	2,954,623
2,799,000	Alibaba Group Holding Ltd.	59,559,183
281,000	ANTA Sports Products Ltd.	2,933,114
91,107	Atour Lifestyle Holdings Ltd. ADR	3,549,529
429,150	Baidu, Inc. Class A*	6,495,712
11,974,000	Bank of China Ltd. Class H	6,780,197
2,088,000	Brilliance China Automotive Holdings Ltd.(2)	1,027,367
2,434,000	China CITIC Bank Corp. Ltd. Class H	2,322,294
16,141,000	China Construction Bank Corp. Class H	15,980,249
422,000	China Hongqiao Group Ltd.	1,602,247
1,072,000	China Merchants Bank Co. Ltd. Class H	6,719,867
972,400	China Pacific Insurance Group Co. Ltd. Class H	3,942,159
4,262,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	3,504,794
37,800	Contemporary Amperex Technology Co. Ltd.(2)	2,705,044
1,004,000	Fuyao Glass Industry Group Co. Ltd. Class H(1)	8,940,950
2,235,000	Geely Automobile Holdings Ltd.	5,302,112
11,735,000	Industrial & Commercial Bank of China Ltd. Class H	9,092,266
492,600	JD.com, Inc. Class A	8,132,814
287,000	JF SmartInvest Holdings Ltd.	2,044,356
254,000	Jiangxi Copper Co. Ltd. Class H	1,059,800
24,932	JOYY, Inc. ADR	1,478,717
92,248	Kanzhun Ltd. ADR	2,044,216
1,718,000	Lenovo Group Ltd.	2,506,301
212,000	Minth Group Ltd.	940,711
284,200	NetEase, Inc.	7,974,857
585,400	New China Life Insurance Co. Ltd. Class H	3,699,498
726,000	Newborn Town, Inc.*(3)	986,962
2,814,000	PetroChina Co. Ltd. Class H	2,908,883
684,000	PICC Property & Casualty Co. Ltd. Class H	1,615,966
940,000	Ping An Insurance Group Co. of China Ltd. Class H	6,790,872
148,800	Pop Mart International Group Ltd.(1)	4,232,634
182,220	Prosus NV*	12,594,764
260,900	Sailun Group Co. Ltd. Class A	562,819
104,900	Shenzhou International Group Holdings Ltd.	905,477
379,000	Sinotruk Hong Kong Ltd.	1,266,177
484,000	SITC International Holdings Co. Ltd.	1,782,638
117,300	Tencent Holdings Ltd.	9,528,009
1,009,200	Tongcheng Travel Holdings Ltd.(3)	2,777,123
74,400	Trip.com Group Ltd.	5,235,633
56,660	Vipshop Holdings Ltd. ADR	990,983
137,663	Weibo Corp. ADR	1,497,773
1,256,000	Yadea Group Holdings Ltd.(1)	1,963,656
2,697,900	Yangzijiang Shipbuilding Holdings Ltd.	7,286,370
397,017	Yutong Bus Co. Ltd. Class A	1,804,420
1,026,000	Zhejiang Expressway Co. Ltd. Class H	1,001,588
		239,025,724
	Denmark - 0.2%
82,957	ISS AS	2,614,714
17,176	Pandora AS	2,298,298
		4,913,012
	Finland - 1.4%
61,311	Elisa OYJ	2,701,620
The accompanying notes are an integral part of these financial statements.

29

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Finland - 1.4% - (continued)
15,868	Konecranes OYJ	$1,566,292
1,366,018	Nokia OYJ	9,318,014
666,280	Nordea Bank Abp	11,393,069
83,547	Orion OYJ Class B	5,834,334
667,733	Sampo OYJ Class A	7,442,771
		38,256,100
	France - 5.9%
413,303	AXA SA	17,932,558
212,836	BNP Paribas SA	16,485,841
88,392	Bouygues SA	3,989,847
189,667	Bureau Veritas SA	6,232,919
43,274	Cie de Saint-Gobain SA	4,200,261
170,780	Cie Generale des Etablissements Michelin SCA	5,455,638
20,045	Covivio SA REIT	1,286,044
162,364	Danone SA	14,339,440
29,317	Eiffage SA	3,607,449
541,088	Engie SA	12,668,467
38,792	Gaztransport Et Technigaz SA	7,681,977
51,013	Ipsen SA	7,168,918
12,174	IPSOS SA	466,647
140,359	Klepierre SA REIT	5,364,036
77,143	Metropole Television SA	1,064,291
416,778	Orange SA	6,666,933
16,823	Rubis SCA	610,876
161,541	Societe Generale SA	10,245,028
37,203	SPIE SA	1,893,348
297,783	TotalEnergies SE	18,592,088
60,168	Unibail-Rodamco-Westfield REIT*	6,221,565
55,738	Valeo SE	770,592
29,849	Vinci SA	3,991,296
		156,936,059
	Germany - 6.1%
71,715	Allianz SE	28,818,070
3,544	AlzChem Group AG	682,760
13,596	Aurubis AG	1,772,739
50,428	Bayerische Motoren Werke AG	4,702,151
11,429	Bilfinger SE	1,233,103
194,076	Commerzbank AG	7,076,571
25,743	Daimler Truck Holding AG	1,031,848
348,842	Deutsche Bank AG	12,488,602
65,081	Deutsche Post AG	2,990,234
557,939	Deutsche Telekom AG	17,282,256
289,700	E.ON SE	5,390,267
140,762	Fresenius SE & Co. KGaA	8,099,861
26,251	GEA Group AG	1,877,672
24,612	Heidelberg Materials AG	5,774,061
11,490	HOCHTIEF AG	3,298,076
37,382	IONOS Group SE*	1,327,666
159,517	Mercedes-Benz Group AG	10,350,186
28,570	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,676,084
244,810	RWE AG	12,052,123
52,203	Siemens AG	14,794,184
155,632	thyssenkrupp AG	1,630,921
110,296	TUI AG*	939,818
		161,289,253
	Greece - 0.8%
451,924	Alpha Bank SA	1,771,637
1,551,628	Eurobank Ergasias Services & Holdings SA Class A	5,836,609
128,765	Hellenic Telecommunications Organization SA	2,418,052
92,372	Jumbo SA	2,932,255
353,952	National Bank of Greece SA	5,202,569
123,671	OPAP SA	2,558,761
		20,719,883
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Hong Kong - 1.1%
838,000	Cathay Pacific Airways Ltd.	$1,192,913
673,500	CK Asset Holdings Ltd.	3,331,969
255,500	CK Infrastructure Holdings Ltd.	1,661,863
1,253,000	Hang Lung Properties Ltd.	1,395,269
581,300	Hongkong Land Holdings Ltd.	3,551,927
723,200	J&T Global Express Ltd.*	927,955
350,742	Prudential PLC	4,878,148
432,500	Sun Hung Kai Properties Ltd.	5,262,999
131,500	Swire Pacific Ltd. Class A	1,086,101
797,400	Swire Properties Ltd.	2,172,336
3,582,000	WH Group Ltd.(1)	3,445,585
490,000	Wharf Real Estate Investment Co. Ltd.	1,394,647
242,000	Youyuan International Holdings Ltd.*(4)	—
		30,301,712
	Hungary - 0.7%
375,581	Magyar Telekom Telecommunications PLC	1,968,480
98,272	OTP Bank Nyrt	9,380,594
199,807	Richter Gedeon Nyrt	6,154,863
		17,503,937
	India - 1.7%
527,316	Axis Bank Ltd.	7,317,831
625,621	Bank of Baroda	1,960,603
283,245	Bharat Petroleum Corp. Ltd.	1,136,295
1,609,063	Canara Bank	2,481,092
889,659	City Union Bank Ltd.	2,291,865
1,763,420	HDFC Bank Ltd.	19,607,187
25,904	Hero MotoCorp Ltd.	1,616,935
275,312	Hindalco Industries Ltd.	2,625,874
2,326,832	NMDC Ltd.	1,985,006
350,386	REC Ltd.	1,478,639
289,236	State Bank of India	3,053,597
		45,554,924
	Indonesia - 0.3%
10,119,600	Bank Mandiri Persero Tbk. PT	2,867,019
2,982,800	Bank Negara Indonesia Persero Tbk. PT	783,982
15,151,500	Bank Rakyat Indonesia Persero Tbk. PT	3,624,546
		7,275,547
	Ireland - 0.4%
351,168	AIB Group PLC	3,236,479
430,012	Bank of Ireland Group PLC	7,040,573
		10,277,052
	Italy - 4.2%
1,324,956	A2A SpA	3,860,419
48,071	Azimut Holding SpA	1,881,344
125,383	Coca-Cola HBC AG*	5,689,635
1,659,142	Enel SpA	16,783,478
412,799	Eni SpA	7,611,796
306,135	Generali	11,784,938
1,542,474	Intesa Sanpaolo SpA	9,941,768
733,421	Italgas SpA	7,695,733
138,438	Iveco Group NV	2,942,237
154,722	Lottomatica Group SpA	3,815,158
139,362	Maire SpA	2,115,938
222,852	Nexi SpA(1)(2)	1,175,013
129,185	Recordati Industria Chimica e Farmaceutica SpA	7,689,318
36,020	Ryanair Holdings PLC ADR	2,250,530
571,212	Terna - Rete Elettrica Nazionale	5,857,249
206,062	UniCredit SpA	15,258,196
232,974	Unipol Assicurazioni SpA	5,100,575
		111,453,325
	Ivory Coast - 0.2%
141,780	Endeavour Mining PLC	5,738,305
The accompanying notes are an integral part of these financial statements.

30

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Japan - 15.4%
59,500	Aichi Steel Corp.	$1,024,401
294,000	Aisin Corp.	5,283,237
155,500	Amada Co. Ltd.	1,854,280
42,100	Anycolor, Inc.	1,642,258
344,500	Asahi Kasei Corp.	2,639,600
673,800	Astellas Pharma, Inc.	7,053,087
67,800	Azbil Corp.	668,331
106,000	BIPROGY, Inc.	4,281,489
266,200	Central Japan Railway Co.	6,517,032
346,700	Chubu Electric Power Co., Inc.	4,821,125
79,000	Citizen Watch Co. Ltd.	548,234
63,000	COMSYS Holdings Corp.	1,588,701
616,600	Dai-ichi Life Holdings, Inc.	4,327,912
99,300	Daiichi Sankyo Co. Ltd.	2,372,090
466,900	Denso Corp.	6,523,425
212,600	ENEOS Holdings, Inc.	1,341,232
26,100	Furukawa Electric Co. Ltd.	1,847,506
81,500	GS Yuasa Corp.	2,275,851
38,700	Hitachi Construction Machinery Co. Ltd.	1,259,567
291,900	Honda Motor Co. Ltd.	2,950,304
619,000	Inpex Corp.	11,421,863
161,100	Japan Airlines Co. Ltd.	2,902,280
278,000	Japan Petroleum Exploration Co. Ltd.	2,323,389
436,800	Japan Post Bank Co. Ltd.	4,894,378
117,600	Japan Post Insurance Co. Ltd.	3,041,408
146,200	JGC Holdings Corp.	1,478,737
103,200	JTEKT Corp.	1,032,417
97,400	Kajima Corp.	3,139,959
31,000	Kamigumi Co. Ltd.	930,565
49,500	Kandenko Co. Ltd.	1,512,827
25,400	Kaneka Corp.	700,775
302,000	Kansai Electric Power Co., Inc.	4,711,245
172,800	Kawasaki Kisen Kaisha Ltd.(2)	2,475,800
615,200	KDDI Corp.	9,806,503
29,000	Kinden Corp.	1,161,657
102,100	Komatsu Ltd.	3,415,342
43,200	KOMEDA Holdings Co. Ltd.	813,901
30,900	Kraftia Corp.	1,634,545
256,700	Kyushu Electric Power Co., Inc.	2,519,321
44,100	Mabuchi Motor Co. Ltd.	779,071
246,500	Marubeni Corp.	6,057,989
127,100	MEITEC Group Holdings, Inc.	2,605,365
513,600	Mitsubishi Corp.	12,332,896
66,500	Mitsubishi Gas Chemical Co., Inc.	1,230,325
1,659,100	Mitsubishi UFJ Financial Group, Inc.	25,061,149
404,200	Mitsui & Co. Ltd.	9,939,933
48,600	Mitsui Kinzoku Co. Ltd.(2)	4,950,275
436,100	Mizuho Financial Group, Inc.	14,607,371
340,000	MS&AD Insurance Group Holdings, Inc.	7,008,916
165,100	NGK Insulators Ltd.	2,785,492
17,400	NH Foods Ltd.	642,630
58,200	Nifco, Inc.	1,686,609
64,300	Nippon Electric Glass Co. Ltd.	2,164,777
31,900	Nippon Express Holdings, Inc.	678,681
59,300	Nippon Television Holdings, Inc.	1,438,764
90,200	Nippon Yusen KK	3,114,907
215,600	Nissan Chemical Corp.	7,284,187
119,600	Niterra Co. Ltd.	4,906,361
103,500	NOK Corp.	1,837,800
651,600	Oji Holdings Corp.	3,287,571
67,300	Open House Group Co. Ltd.	3,238,673
264,900	ORIX Corp.	6,479,992
581,600	Panasonic Holdings Corp.	6,757,741
1,825,100	Persol Holdings Co. Ltd.	3,027,594
65,000	Raito Kogyo Co. Ltd.	1,360,310
238,200	Rohm Co. Ltd.	3,814,457
29,200	Sankyu, Inc.	1,490,955
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Japan - 15.4% - (continued)
102,700	Sanwa Holdings Corp.	$2,800,804
89,700	SBI Holdings, Inc.	4,008,426
122,800	SCSK Corp.	4,512,484
155,500	Sekisui Chemical Co. Ltd.	2,693,926
46,300	SG Holdings Co. Ltd.	425,566
341,600	Shionogi & Co. Ltd.	5,729,518
318,400	Shizuoka Financial Group, Inc.	4,288,088
12,600	Simplex Holdings, Inc.	351,334
119,800	Sojitz Corp.	3,178,347
90,000	Sompo Holdings, Inc.	2,742,792
92,800	Stanley Electric Co. Ltd.	1,822,797
98,000	Subaru Corp.	2,084,766
479,800	Sumitomo Chemical Co. Ltd.	1,411,247
207,700	Sumitomo Corp.	6,042,189
266,700	Sumitomo Electric Industries Ltd.	9,723,189
120,000	Sumitomo Metal Mining Co. Ltd.	3,925,493
510,500	Sumitomo Mitsui Financial Group, Inc.	13,821,170
130,200	Sumitomo Mitsui Trust Group, Inc.	3,576,145
280,100	Suzuki Motor Corp.	4,181,577
52,100	T&D Holdings, Inc.	1,118,875
67,200	Takasago Thermal Engineering Co. Ltd.	1,994,104
117,200	Tamron Co. Ltd.(2)	832,302
82,700	Tokio Marine Holdings, Inc.	3,084,145
54,500	Tokuyama Corp.	1,353,042
171,500	Tokyo Gas Co. Ltd.	6,018,651
42,000	Tokyo Steel Manufacturing Co. Ltd.	370,595
137,500	Tosoh Corp.	1,960,412
59,600	Toyo Seikan Group Holdings Ltd.	1,338,034
132,400	Toyo Tire Corp.	3,618,499
60,700	Toyoda Gosei Co. Ltd.	1,404,888
109,900	Toyota Boshoku Corp.	1,671,038
1,054,500	Toyota Motor Corp.	21,498,223
297,900	Toyota Tsusho Corp.	9,105,679
561,100	USS Co. Ltd.	6,193,352
533,900	Yamada Holdings Co. Ltd.	1,605,015
26,800	Yamato Kogyo Co. Ltd.	1,689,244
179,500	Yokohama Financial Group, Inc.	1,303,930
33,300	Yokohama Rubber Co. Ltd.	1,188,444
148,400	Zeon Corp.	1,522,656
		407,498,351
	Macau - 0.0%
408,400	MGM China Holdings Ltd.	782,264
	Malaysia - 0.1%
928,100	Westports Holdings Bhd.	1,140,256
6,462,400	Zetrix Ai Bhd.	1,302,070
		2,442,326
	Mexico - 0.7%
144,100	Grupo Aeroportuario del Centro Norte SAB de CV	1,775,722
7,499	Grupo Aeroportuario del Sureste SAB de CV ADR(2)	2,267,248
662,300	Grupo Financiero Banorte SAB de CV Class O	6,233,181
925,900	Grupo Mexico SAB de CV Series B	8,004,847
		18,280,998
	Netherlands - 1.6%
112,839	ABN AMRO Bank NV(1)	3,371,478
688,090	ING Groep NV	17,181,377
219,495	Koninklijke Ahold Delhaize NV	8,984,063
101,599	Koninklijke BAM Groep NV	943,132
5,680	Koninklijke Heijmans NV	402,394
1,358,467	Koninklijke KPN NV	6,286,253
35,333	Wolters Kluwer NV	4,331,315
		41,500,012
	Nigeria - 0.3%
2,149,608	Airtel Africa PLC(1)	7,817,426
The accompanying notes are an integral part of these financial statements.

31

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Norway - 0.5%
248,973	Equinor ASA	$5,963,225
124,556	Hoegh Autoliners ASA	1,116,092
123,604	Kitron ASA	918,941
1,256,795	Norwegian Air Shuttle ASA	1,951,109
141,137	Orkla ASA	1,433,431
35,461	Salmar ASA	1,991,281
35,607	Veidekke ASA	551,194
		13,925,273
	Peru - 0.1%
11,128	Credicorp Ltd.	2,904,408
	Philippines - 0.2%
506,570	Bank of the Philippine Islands	907,264
448,176	BDO Unibank, Inc.	1,016,678
275,750	International Container Terminal Services, Inc.	2,487,095
599,460	Metropolitan Bank & Trust Co.	702,850
		5,113,887
	Poland - 0.3%
49,807	Alior Bank SA	1,387,879
96,730	ORLEN SA	2,621,755
226,437	Powszechna Kasa Oszczednosci Bank Polski SA	4,642,697
		8,652,331
	Portugal - 0.4%
4,326,060	Banco Comercial Portugues SA Class R	3,818,621
399,696	Galp Energia SGPS SA	8,030,320
		11,848,941
	Romania - 0.1%
210,757	NEPI Rockcastle NV*	1,706,721
	Singapore - 0.8%
1,962,800	Genting Singapore Ltd.	1,100,245
180,600	iFAST Corp. Ltd.	1,343,341
946,000	Keppel DC REIT	1,735,847
393,100	Keppel Ltd.	3,074,179
310,000	Oversea-Chinese Banking Corp. Ltd.	4,055,233
546,200	Singapore Telecommunications Ltd.	1,782,824
228,400	United Overseas Bank Ltd.	6,074,858
341,100	UOL Group Ltd.	2,083,852
1,499,900	Yangzijiang Financial Holding Ltd.	1,218,975
		22,469,354
	South Africa - 0.8%
116,336	Gold Fields Ltd. ADR	4,468,466
971,920	Growthpoint Properties Ltd. REIT	914,319
601,077	Momentum Group Ltd.	1,157,248
314,718	MTN Group Ltd.	3,144,194
68,780	Naspers Ltd. Class N	4,830,833
480,717	Sanlam Ltd.	2,522,326
401,575	Vodacom Group Ltd.	3,250,851
		20,288,237
	South Korea - 5.0%
34,529	DB Insurance Co. Ltd.	3,069,066
96,703	Hana Financial Group, Inc.	5,793,338
14,489	HD Hyundai Heavy Industries Co. Ltd.	6,101,702
182,390	HD Hyundai Infracore Co. Ltd.*	1,945,895
20,027	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,656,585
8,059	Hyundai Glovis Co. Ltd.	1,065,111
10,790	Hyundai Mobis Co. Ltd.	2,386,073
38,321	Hyundai Rotem Co. Ltd.	6,199,677
144,067	Kangwon Land, Inc.	1,705,629
123,833	KB Financial Group, Inc.	10,108,932
2,796	KCC Corp.	861,012
30,374	Kia Corp.	2,547,728
21,718	LG Electronics, Inc.	1,332,035
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	South Korea - 5.0% - (continued)
132,358	LG Uplus Corp.	$1,415,782
152,638	Pan Ocean Co. Ltd.	410,028
640,715	Samsung Electronics Co. Ltd.	48,230,579
99,118	Samsung Heavy Industries Co. Ltd.*	2,055,755
118,049	Shinhan Financial Group Co. Ltd.	6,063,295
48,254	SK Hynix, Inc.	18,775,314
9,274	SK Square Co. Ltd.*	1,683,376
203,417	Woori Financial Group, Inc.	3,621,168
		132,028,080
	Spain - 4.6%
25,939	ACS Actividades de Construccion y Servicios SA	2,129,842
369,136	Aena SME SA(1)	10,026,165
26,121	Amadeus IT Group SA	1,996,707
1,068,350	Banco Bilbao Vizcaya Argentaria SA	21,523,056
828,693	Banco de Sabadell SA	3,106,683
2,203,582	Banco Santander SA(2)	22,454,911
1,103,551	CaixaBank SA	11,664,253
144,326	Endesa SA	5,172,051
999,480	Iberdrola SA	20,255,702
92,163	Indra Sistemas SA(2)	5,098,219
174,994	Naturgy Energy Group SA	5,300,856
533,705	Repsol SA	9,793,142
56,920	Tecnicas Reunidas SA*	2,037,276
		120,558,863
	Sweden - 0.8%
25,630	Loomis AB	1,032,516
319,181	Skandinaviska Enskilda Banken AB Class A	6,093,030
138,334	Skanska AB Class B	3,767,112
78,721	Tele2 AB Class B	1,250,551
1,152,780	Telia Co. AB(2)	4,538,113
129,861	Volvo AB Class B	3,557,548
		20,238,870
	Switzerland - 0.7%
12,665	Temenos AG	1,195,805
23,008	Zurich Insurance Group AG	16,001,398
		17,197,203
	Taiwan - 4.1%
153,000	Accton Technology Corp.	5,320,834
408,000	ASE Technology Holding Co. Ltd.	3,264,310
99,000	Asia Vital Components Co. Ltd.	4,532,284
163,372	Bizlink Holding, Inc.	7,343,295
94,000	Chenbro Micom Co. Ltd.	2,808,885
1,944,000	CTBC Financial Holding Co. Ltd.	2,640,112
115,000	Elite Material Co. Ltd.	5,052,604
149,000	Fositek Corp.	6,985,036
240,000	Gold Circuit Electronics Ltd.	3,603,398
2,621,000	Hon Hai Precision Industry Co. Ltd.	21,799,857
29,000	Largan Precision Co. Ltd.	2,081,451
675,000	Lite-On Technology Corp.	3,916,003
369,000	Sunonwealth Electric Machine Industry Co. Ltd.	1,801,083
399,000	Taiwan Semiconductor Manufacturing Co. Ltd.	19,295,507
248,000	Taiwan Union Technology Corp.	3,092,194
349,000	Tripod Technology Corp.	3,859,656
1,638,000	United Microelectronics Corp.	2,473,752
27,000	Wiwynn Corp.	3,807,528
761,000	Zhen Ding Technology Holding Ltd.	4,018,471
		107,696,260
	Thailand - 0.4%
1,134,600	Advanced Info Service PCL NVDR	10,598,452
549,100	Com7 PCL NVDR	423,998
		11,022,450
	Turkey - 0.0%
18,819	Eldorado Gold Corp.*	482,366
The accompanying notes are an integral part of these financial statements.

32

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	United Kingdom - 10.6%
105,893	3i Group PLC	$6,128,090
282,797	AG Barr PLC	2,485,700
154,550	AJ Bell PLC	1,091,298
70,106	Anglogold Ashanti PLC	4,767,208
51,612	AstraZeneca PLC	8,513,323
235,412	Balfour Beatty PLC	2,080,588
2,865,165	Barclays PLC	15,367,657
409,840	Beazley PLC	5,013,896
88,524	Berkeley Group Holdings PLC	4,689,529
1,773,414	Centrica PLC	4,179,584
834,500	CK Hutchison Holdings Ltd.	5,533,963
97,125	Dunelm Group PLC	1,426,491
66,060	Gamma Communications PLC	861,755
25,671	Hill & Smith PLC	726,412
256,456	Howden Joinery Group PLC	2,912,792
2,236,486	HSBC Holdings PLC	31,282,119
360,241	IG Group Holdings PLC	5,273,053
200,953	IMI PLC	6,317,756
21,211	InterContinental Hotels Group PLC	2,558,622
57,001	Intertek Group PLC	3,796,724
1,169,229	ITV PLC	1,070,260
13,736,849	Lloyds Banking Group PLC	16,106,283
244,616	Marks & Spencer Group PLC	1,278,319
2,491,897	Mitie Group PLC	5,394,900
368,046	MONY Group PLC	938,620
887,635	National Grid PLC	13,309,289
2,162,484	NatWest Group PLC	16,647,910
72,572	Next PLC	13,635,557
124,919	Pearson PLC	1,738,625
251,781	Persimmon PLC	4,001,583
567,197	QinetiQ Group PLC	3,581,667
193,303	Reckitt Benckiser Group PLC	14,785,562
734,709	Rotork PLC	3,307,553
253,686	Serco Group PLC	845,832
234,135	Smiths Group PLC	7,753,159
694,415	Standard Chartered PLC	14,254,423
78,879	Subsea 7 SA	1,440,594
3,338,565	Taylor Wimpey PLC	4,618,038
2,254,680	Tesco PLC	13,606,252
196,722	Unilever PLC	11,804,170
810,922	United Utilities Group PLC	12,793,497
180,526	Volution Group PLC	1,558,121
		279,476,774
	United States - 6.7%
325,752	Aegon Ltd.	2,482,466
2,654,811	BP PLC	15,554,026
64,855	Buzzi SpA	3,907,072
835,842	GSK PLC	19,569,935
29,668	Holcim AG	2,637,521
204,813	Novartis AG	25,347,996
112,391	Roche Holding AG	36,405,712
84,155	Sanofi SA	8,513,354
1,136,821	Shell PLC	42,627,769
494,833	Stellantis NV	5,032,376
69,996	Swiss Re AG	12,781,405
78,868	Tenaris SA	1,567,491
		176,427,123
	Total Common Stocks (cost $1,970,029,136)	$2,574,001,628
PREFERRED STOCKS - 0.7%
	Brazil - 0.6%
1,414,700	Banco Bradesco SA (Preference Shares)(5)	$4,775,314
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.7% - (continued)
	Brazil - 0.6% - (continued)
727,200	Itau Unibanco Holding SA (Preference Shares)(5)		$5,331,048
1,072,400	Petroleo Brasileiro SA - Petrobras (Preference Shares)(5)		5,930,148
			16,036,510
	Chile - 0.0%
99,640	Embotelladora Andina SA (Preference Shares)(5)		448,435
	Germany - 0.1%
27,395	Volkswagen AG (Preference Shares)(5)		2,852,826
	Total Preferred Stocks (cost $19,037,298)		$19,337,771
	Total Long-Term Investments (cost $1,989,066,434)		$2,593,339,399
SHORT-TERM INVESTMENTS - 0.9%
	Securities Lending Collateral - 0.9%
23,813,263	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(6)		$23,813,263
	Total Short-Term Investments (cost $23,813,263)		$23,813,263
	Total Investments (cost $2,012,879,697)	98.8%	$2,617,152,662
	Other Assets and Liabilities	1.2%	32,115,931
	Net Assets	100.0%	$2,649,268,593
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$42,226,395, representing 1.6% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of these securities was $3,764,085, representing 0.1% of net assets.

(4)	Investment valued using significant unobservable inputs.
The accompanying notes are an integral part of these financial statements.

33

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
October 31, 2025

(5)	Currently no rate available.
(6)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	258	12/19/2025	$36,211,590	$(162,920)
Total futures contracts				$(162,920)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$2,574,001,628	$302,562,874	$2,271,438,754	$—
Preferred Stocks	19,337,771	16,484,945	2,852,826	—
Short-Term Investments	23,813,263	23,813,263	—	—
Total	$2,617,152,662	$342,861,082	$2,274,291,580	$—
Liabilities
Futures Contracts(2)	$(162,920)	$(162,920)	$—	$—
Total	$(162,920)	$(162,920)	$—	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

34

Hartford Schroders International Stock Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Austria - 1.7%
1,565,795	Erste Group Bank AG	$162,198,923
	Brazil - 1.8%
71,975	MercadoLibre, Inc.*	167,504,538
	Canada - 1.9%
2,160,513	Toronto-Dominion Bank	177,394,515
	China - 6.9%
4,044,236	Contemporary Amperex Technology Co. Ltd. Class A	221,118,810
3,336,200	Tencent Holdings Ltd.	270,991,846
7,614,858	Tencent Music Entertainment Group ADR	169,963,630
		662,074,286
	Denmark - 1.0%
4,693,546	Vestas Wind Systems AS	95,992,883
	France - 2.3%
1,283,456	Legrand SA	221,637,078
	Germany - 7.6%
4,261,988	Infineon Technologies AG	169,170,646
1,240,722	SAP SE	322,677,493
816,479	Siemens AG	231,387,864
		723,236,003
	India - 2.0%
5,179,743	HDFC Bank Ltd. ADR	187,610,291
	Indonesia - 1.2%
221,368,200	Bank Central Asia Tbk. PT	113,338,661
	Japan - 17.2%
528,400	Fast Retailing Co. Ltd.	193,986,071
1,366,700	Hoya Corp.	221,995,825
2,749,300	ITOCHU Corp.	159,248,397
361,500	Keyence Corp.	134,165,122
13,023,200	Mitsubishi UFJ Financial Group, Inc.	196,718,914
8,108,000	MS&AD Insurance Group Holdings, Inc.	167,142,041
2,059,100	Recruit Holdings Co. Ltd.	102,106,513
550,100	Shimano, Inc.	57,631,686
1,112,500	SoftBank Group Corp.	195,208,727
7,821,300	Sony Group Corp.	217,819,915
		1,646,023,211
	Netherlands - 5.1%
329,683	ASML Holding NV	348,576,919
1,834,456	Heineken NV	142,046,152
		490,623,071
	Norway - 1.3%
4,910,259	DNB Bank ASA	125,336,439
	Singapore - 2.6%
619,878	Sea Ltd. ADR*	96,855,938
45,893,400	Singapore Telecommunications Ltd.	149,798,335
		246,654,273
	Spain - 1.5%
9,467,145	Bankinter SA	142,709,971
	Sweden - 1.6%
11,528,344	Svenska Handelsbanken AB Class A	150,437,139
	Switzerland - 6.6%
15,085	Chocoladefabriken Lindt & Spruengli AG	231,891,749
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.8% - (continued)
	Switzerland - 6.6% - (continued)
1,152,863	Cie Financiere Richemont SA Class A		$228,042,727
251,254	Lonza Group AG		173,498,796
			633,433,272
	Taiwan - 6.1%
12,037,000	Taiwan Semiconductor Manufacturing Co. Ltd.		582,105,303
	United Kingdom - 15.3%
1,369,035	AstraZeneca PLC		225,820,310
3,636,775	Bunzl PLC		110,549,601
151,464,847	Lloyds Banking Group PLC		177,590,632
1,561,760	London Stock Exchange Group PLC		194,636,327
2,546,061	Reckitt Benckiser Group PLC		194,745,776
3,968,012	RELX PLC		175,371,750
10,615,025	Sage Group PLC		160,450,007
3,795,409	Unilever PLC		227,740,949
			1,466,905,352
	United States - 14.1%
453,825	ARM Holdings PLC ADR*		77,068,562
17,333	Booking Holdings, Inc.		88,012,467
39,597,687	Haleon PLC		184,138,304
1,641,679	Liberty Media Corp.-Liberty Formula One Class C*		163,921,648
775,569	Roche Holding AG		251,222,444
1,439,787	Sanofi SA		145,652,855
650,030	Schneider Electric SE		185,212,906
6,824,858	Shell PLC		256,243,632
			1,351,472,818
	Total Common Stocks (cost $7,031,146,759)		$9,346,688,027
	Total Investments (cost $7,031,146,759)	97.8%	$9,346,688,027
	Other Assets and Liabilities	2.2%	210,576,318
	Net Assets	100.0%	$9,557,264,345
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

35

Hartford Schroders International Stock Fund
Schedule of Investments – (continued)
October 31, 2025

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$9,346,688,027	$1,128,331,589	$8,218,356,438	$—
Total	$9,346,688,027	$1,128,331,589	$8,218,356,438	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

36

Hartford International/Global Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
SPI	Share Price Index
Other Abbreviations:
ADR	American Depositary Receipt
ASA	Allmennaksjeselskap
BDR	Brazilian Depositary Receipt
Bhd	Berhad
CDI	Chess Depositary Interest
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka

37

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities
October 31, 2025

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund	The Hartford International Growth Fund	The Hartford International Opportunities Fund
Assets:
Investments in securities, at market value(1)	$121,322,674	$480,578,955	$315,471,112	$671,750,561	$377,420,936	$3,953,029,921
Repurchase agreements	316,460	290,334	1,871,433	6,190,617	1,207,836	10,579,149
Cash	1,762,737	1,156,733	7,373,164	24,406,346	4,758,313	41,685,066
Cash collateral due from broker on futures contracts	—	135,510	—	1,309,760	—	—
Foreign currency	75,607	2,668,328	81,094	708,980	942	719,910
Receivables:
From affiliates	9,397	—	13,326	—	13,078	—
Investment securities sold	756,180	24,128,271	—	630,219	342,759	—
Fund shares sold	215,576	1,031,590	467,994	159,949	986,209	4,071,432
Dividends and interest	63,104	455,637	304,138	1,236,288	286,452	7,030,392
Securities lending income	110	948	1,344	11,522	1,996	41,011
Tax reclaims	264,796	24,147	29,638	2,436,170	1,321,189	7,379,333
Other assets	31,121	56,785	43,142	56,199	53,567	80,631
Total assets	124,817,762	510,527,238	325,656,385	708,896,611	386,393,277	4,024,616,845
Liabilities:
Obligation to return securities lending collateral	450,461	63,900	1,986,607	5,225,425	5,972,086	7,960,296
Payables:
To affiliates	—	7,353	—	—	—	—
Investment securities purchased	703,704	20,456,401	329,871	1,073,966	318,698	344,005
Fund shares redeemed	195,726	228,781	286,709	359,304	209,120	3,315,224
Investment management fees	64,920	374,450	173,340	274,463	246,199	2,236,608
Transfer agent fees	21,023	60,639	58,091	245,459	64,319	514,677
Accounting services fees	3,947	14,108	10,291	19,373	11,226	96,489
Chief Compliance Officer fees	42	158	110	231	110	1,343
Board of Directors' fees	266	812	604	1,303	604	8,004
Variation margin on futures contracts	—	135,226	—	70,097	—	—
Foreign taxes	—	1,292,064	283,119	801,680	—	2,593,830
Distribution fees	1,714	1,023	2,742	19,950	4,309	20,687
Accrued expenses	45,888	44,386	51,789	117,366	61,486	181,349
Total liabilities	1,487,691	22,679,301	3,183,273	8,208,617	6,888,157	17,272,512
Net assets	$123,330,071	$487,847,937	$322,473,112	$700,687,994	$379,505,120	$4,007,344,333
Summary of Net Assets:
Capital stock and paid-in-capital	$85,028,633	$362,354,657	$290,008,503	$464,382,025	$226,251,129	$2,627,248,213
Distributable earnings (loss)	38,301,438	125,493,280	32,464,609	236,305,969	153,253,991	1,380,096,120
Net assets	$123,330,071	$487,847,937	$322,473,112	$700,687,994	$379,505,120	$4,007,344,333
Shares authorized	175,000,000	710,000,000	225,000,000	560,000,000	485,000,000	925,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$19.15	$12.76	$17.02	$15.33	$21.85	$22.69
Maximum offering price per share	20.26	13.50	18.01	16.22	23.12	24.01
Shares outstanding	2,019,090	1,944,795	3,579,064	35,509,456	5,426,309	20,114,247
Net Assets	$38,674,566	$24,817,832	$60,903,939	$544,371,264	$118,566,514	$456,320,052
Class C:Net asset value per share	$18.50	$12.50	$16.37	$15.24	$19.32	$19.18
Shares outstanding	145,159	58,441	51,365	247,883	57,972	396,003
Net Assets	$2,684,965	$730,746	$840,591	$3,777,345	$1,120,256	$7,594,288
Class I:Net asset value per share	$18.85	$12.76	$16.99	$15.56	$21.69	$22.55
Shares outstanding	1,020,172	9,227,315	2,978,026	4,139,703	3,046,220	15,458,569
Net Assets	$19,228,943	$117,782,027	$50,606,461	$64,413,557	$66,085,933	$348,639,782
Class R3:Net asset value per share	$18.84	$12.70	$16.69	$15.26	$22.02	$23.16
Shares outstanding	9,333	63,518	373,852	491,267	30,861	1,070,729
Net Assets	$175,790	$806,545	$6,240,762	$7,497,819	$679,713	$24,797,411
Class R4:Net asset value per share	$18.81	$13.03	$16.98	$15.42	$22.58	$23.69
Shares outstanding	731	23,217	66,190	162,854	43,749	2,590,929
Net Assets	$13,752	$302,430	$1,123,956	$2,510,936	$987,801	$61,368,070
The accompanying notes are an integral part of these financial statements.

38

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2025

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund	The Hartford International Growth Fund	The Hartford International Opportunities Fund
Class R5:Net asset value per share	$18.71	$12.64	$16.84	$13.36	$22.83	$23.93
Shares outstanding	8,493	12,451	56,002	41,158	18,506	9,889,710
Net Assets	$158,924	$157,328	$943,338	$549,753	$422,574	$236,689,398
Class R6:Net asset value per share	$18.63	$12.76	$16.86	$15.65	$22.94	$24.10
Shares outstanding	467,763	833,433	2,499,757	474,751	129,420	56,354,225
Net Assets	$8,715,633	$10,633,284	$42,141,225	$7,429,523	$2,969,286	$1,358,390,685
Class Y:Net asset value per share	$19.16	$12.72	$16.89	$15.58	$22.87	$24.09
Shares outstanding	332,565	5,246,234	1,175,911	222,812	175,453	30,260,224
Net Assets	$6,372,147	$66,714,076	$19,856,426	$3,471,143	$4,012,828	$729,067,584
Class F:Net asset value per share	$19.40	$12.67	$16.98	$15.65	$21.73	$22.56
Shares outstanding	2,438,748	20,993,979	8,232,612	4,259,017	8,496,316	34,772,117
Net Assets	$47,305,351	$265,903,669	$139,816,414	$66,666,654	$184,660,215	$784,477,063
Cost of investments	$88,132,351	$370,929,745	$248,851,119	$470,999,507	$224,966,368	$2,861,323,106
Cost of foreign currency	$75,530	$2,668,342	$80,670	$713,255	$951	$727,923
(1) Includes Investment in securities on loan, at market value	$992,552	$1,779,491	$2,695,838	$18,761,144	$5,752,087	$102,229,832
The accompanying notes are an integral part of these financial statements.

39

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2025

	The Hartford International Value Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Assets:
Investments in securities, at market value(1)	$10,664,363,388	$6,386,441,741	$146,554,089	$2,617,152,662	$9,346,688,027
Repurchase agreements	33,108,126	—	—	—	—
Cash	130,650,068	34,802,836	3,655,125	42,299,625	199,058,011
Cash collateral due from broker on futures contracts	1,307,291	—	—	901,783	—
Foreign currency	1,532,301	8,453,540	358	1,278,887	1,600,079
Receivables:
From affiliates	—	—	25,095	—	—
Investment securities sold	10,274,305	27,337,338	—	—	—
Fund shares sold	34,968,626	3,398,811	327,889	3,535,272	8,565,247
Dividends and interest	37,757,934	3,132,881	287,239	7,344,342	11,869,048
Securities lending income	85,982	17,547	865	86,812	27,060
Tax reclaims	11,637,146	505,010	126,087	5,385,248	18,442,784
Other assets	312,191	98,371	73,509	87,583	176,529
Total assets	10,925,997,358	6,464,188,075	151,050,256	2,678,072,214	9,586,426,785
Liabilities:
Obligation to return securities lending collateral	9,740,773	8,053,505	229,400	23,813,263	—
Payables:
Investment securities purchased	27,158,820	2,149,288	—	69	2,896,658
Fund shares redeemed	5,146,487	4,015,249	—	1,986,517	19,112,064
Investment management fees	7,052,432	4,871,940	84,392	1,537,968	5,180,557
Transfer agent fees	2,011,315	472,882	16,726	317,123	1,316,621
Accounting services fees	240,383	137,461	4,664	62,561	207,723
Chief Compliance Officer fees	3,489	1,972	43	860	2,944
Board of Directors' fees	15,918	10,001	260	4,590	16,475
Variation margin on futures contracts	396,466	—	—	68,643	—
Foreign taxes	1,846,308	29,300,085	—	862,404	—
Distribution fees	11,023	5,343	194	7,148	17,726
Accrued expenses	211,634	609,343	42,013	142,475	411,672
Total liabilities	53,835,048	49,627,069	377,692	28,803,621	29,162,440
Net assets	$10,872,162,310	$6,414,561,006	$150,672,564	$2,649,268,593	$9,557,264,345
Summary of Net Assets:
Capital stock and paid-in-capital	$8,402,749,667	$4,396,818,243	$121,555,291	$1,932,123,469	$7,143,040,583
Distributable earnings (loss)	2,469,412,643	2,017,742,763	29,117,273	717,145,124	2,414,223,762
Net assets	$10,872,162,310	$6,414,561,006	$150,672,564	$2,649,268,593	$9,557,264,345
Shares authorized	1,450,000,000	1,720,000,000	350,000,000	865,000,000	990,000,000
Par value	$0.0010	$0.0001	$—	$0.0001	$0.0001
Class A:Net asset value per share	$23.77	$22.97	$16.54	$13.50	$22.88
Maximum offering price per share	25.15	24.31	17.50	14.29	24.21
Shares outstanding	10,045,269	5,845,618	218,419	10,030,352	17,252,325
Net Assets	$238,772,515	$134,291,900	$3,612,172	$135,409,128	$394,816,928
Class C:Net asset value per share	$23.45	$22.70	$16.66	$13.43	$21.54
Shares outstanding	729,122	133,243	30,818	410,698	1,175,759
Net Assets	$17,100,254	$3,024,379	$513,498	$5,513,812	$25,330,546
Class I:Net asset value per share	$23.93	$22.96	$16.52	$13.49	$22.13
Shares outstanding	256,431,257	68,007,832	4,848,556	50,112,286	230,868,620
Net Assets	$6,136,843,839	$1,561,177,692	$80,119,656	$676,037,964	$5,108,928,295
Class R3:Net asset value per share	$23.80	$22.77	$—	$13.45	$21.90
Shares outstanding	119,769	8,370	—	1,750,613	250,220
Net Assets	$2,851,016	$190,557	$—	$23,549,562	$5,478,809
Class R4:Net asset value per share	$23.73	$23.00	$—	$13.46	$22.07
Shares outstanding	375,251	374,254	—	278,991	228,676
Net Assets	$8,904,639	$8,606,754	$—	$3,755,885	$5,047,883
The accompanying notes are an integral part of these financial statements.

40

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2025

	The Hartford International Value Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Class R5:Net asset value per share	$24.03	$23.18	$16.53	$13.48	$22.14
Shares outstanding	2,634,679	65	13,816	1,359,023	1,599,878
Net Assets	$63,310,962	$1,507	$228,412	$18,315,732	$35,428,699
Class R6:Net asset value per share	$24.62	$—	$—	$—	$—
Shares outstanding	22,906,101	—	—	—	—
Net Assets	$563,945,028	$—	$—	$—	$—
Class Y:Net asset value per share	$24.58	$23.16	$16.52	$13.48	$22.21
Shares outstanding	72,570,453	4,878,803	313,078	21,438,244	1,537,169
Net Assets	$1,784,006,845	$112,999,408	$5,173,401	$288,989,645	$34,133,300
Class F:Net asset value per share	$23.97	$22.97	$16.53	$13.50	$22.17
Shares outstanding	85,795,661	99,888,694	2,668,361	35,374,265	106,029,398
Net Assets	$2,056,427,212	$2,294,381,357	$44,100,199	$477,574,274	$2,350,844,149
Class SDR:Net asset value per share	$—	$23.02	$16.53	$13.48	$22.15
Shares outstanding	—	99,920,807	1,024,013	75,704,054	72,107,044
Net Assets	$—	$2,299,887,452	$16,925,226	$1,020,122,591	$1,597,255,736
Cost of investments	$8,659,261,386	$3,391,027,956	$123,532,753	$2,012,879,697	$7,031,146,759
Cost of foreign currency	$1,539,216	$8,488,054	$358	$1,285,613	$1,610,690
(1) Includes Investment in securities on loan, at market value	$122,540,465	$16,152,612	$3,772,034	$42,878,074	$—
The accompanying notes are an integral part of these financial statements.

41

Hartford International/Global Equity Funds
 Statements of Operations
For the Year Ended October 31, 2025

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Investment Income:
Dividends	$1,880,909	$14,386,603	$3,850,817	$17,357,574
Non-cash dividends	—	3,961	—	368,869
Interest	90,507	373,247	359,117	597,878
Securities lending — net	1,071	8,095	6,598	53,705
Less: Foreign tax withheld	(119,459)	(1,778,565)	(227,805)	(1,852,861)
Total investment income, net	1,853,028	12,993,341	3,988,727	16,525,165
Expenses:
Investment management fees	766,044	3,664,208	1,728,177	2,929,482
Transfer agent fees
Class A	48,928	50,987	120,240	900,796
Class C	4,064	1,893	2,860	10,133
Class I	25,770	104,728	75,853	53,968
Class R3	519	925	13,768	16,198
Class R4	130	360	1,888	3,964
Class R5	953	39	1,003	576
Class R6	301	135	1,163	322
Class Y	7,727	67,029	14,259	5,068
Class F	1,084	801	1,337	1,366
Distribution fees
Class A	96,665	54,730	142,663	1,244,280
Class C	24,432	7,587	11,444	40,752
Class R3	1,184	2,174	31,293	36,912
Class R4	191	540	2,777	5,832
Custodian fees	16,448	145,760	9,797	122,082
Registration and filing fees	123,766	133,614	139,323	123,825
Accounting services fees	24,692	78,064	55,304	111,505
Board of Directors' fees	2,999	9,985	6,892	15,389
Chief Compliance Officer fees	224	856	613	1,251
Audit and tax fees	33,912	55,292	40,446	82,121
Other expenses	34,854	48,305	65,877	107,246
Total expenses (before waivers, reimbursements and fees paid indirectly)	1,214,887	4,428,012	2,466,977	5,813,068
Expense waivers	(89,436)	(114,853)	(77,995)	—
Distribution fee reimbursements	(213)	(409)	(5,222)	(29,899)
Commission recapture	(313)	—	(825)	(281)
Total waivers, reimbursements and fees paid indirectly	(89,962)	(115,262)	(84,042)	(30,180)
Total expenses	1,124,925	4,312,750	2,382,935	5,782,888
Net Investment Income (Loss)	728,103	8,680,591	1,605,792	10,742,277
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	6,986,842	38,814,656	7,333,065	37,044,016
Less: Foreign taxes paid on realized capital gains	—	(1,180,420)	(33,958)	(149,284)
Futures contracts	—	1,172,879	—	1,538,811
Foreign currency contracts	—	(51)	—	—
Other foreign currency transactions	(2,730)	(514,807)	5,231	(73,359)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	6,984,112	38,292,257	7,304,338	38,360,184
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	9,708,088	59,930,579	14,421,753	99,142,587
Futures contracts	—	(47,850)	—	49,117
Translation of other assets and liabilities in foreign currencies	14,808	3,647	12,216	164,394
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	9,722,896	59,886,376	14,433,969	99,356,098
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	16,707,008	98,178,633	21,738,307	137,716,282
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,435,111	$106,859,224	$23,344,099	$148,458,559
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$826,184	$(36,724)	$2,447
The accompanying notes are an integral part of these financial statements.

42

Hartford International/Global Equity Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2025

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund
Investment Income:
Dividends	$4,282,340	$96,390,091	$356,563,665
Non-cash dividends	426,764	3,372,325	314,780
Interest	232,826	3,593,933	9,457,100
Securities lending — net	4,202	149,564	725,505
Less: Foreign tax withheld	(532,580)	(8,282,629)	(36,835,459)
Total investment income, net	4,413,552	95,223,284	330,225,591
Expenses:
Investment management fees	2,549,965	24,992,287	60,474,063
Transfer agent fees
Class A	208,354	610,515	237,200
Class C	2,779	15,469	11,836
Class I	37,830	311,466	6,309,099
Class R3	1,363	54,884	3,371
Class R4	1,483	101,390	12,137
Class R5	642	212,912	58,758
Class R6	99	39,870	18,175
Class Y	2,159	713,416	1,453,951
Class F	2,580	10,939	6,978
Distribution fees
Class A	270,154	1,065,907	452,880
Class C	11,116	87,045	104,395
Class R3	3,123	124,796	8,213
Class R4	2,224	152,173	20,631
Custodian fees	27,979	115,809	244,693
Registration and filing fees	125,492	159,884	343,765
Accounting services fees	63,471	567,493	1,151,260
Board of Directors' fees	7,795	92,639	195,591
Chief Compliance Officer fees	636	7,307	20,031
Audit and tax fees	35,940	63,653	57,960
Other expenses	80,315	375,392	734,272
Total expenses (before waivers, reimbursements and fees paid indirectly)	3,435,499	29,875,246	71,919,259
Expense waivers	(127,997)	—	—
Transfer agent fee waivers	—	—	(1,724,454)
Distribution fee reimbursements	(5,473)	(12,452)	(500)
Commission recapture	(400)	(864)	(6,645)
Total waivers, reimbursements and fees paid indirectly	(133,870)	(13,316)	(1,731,599)
Total expenses	3,301,629	29,861,930	70,187,660
Net Investment Income (Loss)	1,111,923	65,361,354	260,037,931
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	20,376,634	362,472,513	325,878,141
Less: Foreign taxes paid on realized capital gains	—	(1,880,699)	(12,434)
Futures contracts	—	—	19,254,048
Foreign currency contracts	—	2,746	—
Other foreign currency transactions	(17,234)	(516,379)	(233,632)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	20,359,400	360,078,181	344,886,123
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	63,309,950	380,481,492	1,575,735,929
Futures contracts	—	—	2,524,668
Translation of other assets and liabilities in foreign currencies	74,972	510,523	647,111
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	63,384,922	380,992,015	1,578,907,708
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	83,744,322	741,070,196	1,923,793,831
Net Increase (Decrease) in Net Assets Resulting from Operations	$84,856,245	$806,431,550	$2,183,831,762
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$2,927,210	$(1,169,935)
The accompanying notes are an integral part of these financial statements.

43

Hartford International/Global Equity Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2025

	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Investment Income:
Dividends	$153,582,697	$4,993,399	$89,260,435	$181,885,402
Non-cash dividends	—	—	994,302	15,656,233
Interest	4,905,105	141,479	565,234	7,843,391
Securities lending — net	62,776	11,058	385,420	1,100,378
Less: Foreign tax withheld	(18,294,743)	(461,953)	(9,523,959)	(18,970,163)
Total investment income, net	140,255,835	4,683,983	81,681,432	187,515,241
Expenses:
Investment management fees	54,983,006	684,771	15,701,021	51,184,851
Transfer agent fees
Class A	891,952	817	136,998	415,118
Class C	2,647	76	7,401	25,784
Class I	2,470,364	36,214	694,646	5,133,369
Class R3	314	—	40,730	8,323
Class R4	10,807	—	7,122	6,473
Class R5	31	43	15,471	32,825
Class Y	105,731	1,329	277,970	38,044
Class F	4,124	17	7,254	21,335
Class SDR	16,507	182	23,158	27,260
Distribution fees
Class A	1,098,641	3,174	293,689	935,672
Class C	25,529	2,102	59,731	223,701
Class R3	726	—	94,538	22,527
Class R4	17,996	—	10,480	9,581
Custodian fees	1,410,473	15,441	190,157	488,841
Registration and filing fees	211,592	104,656	139,032	292,004
Accounting services fees	871,955	20,840	344,878	1,140,294
Board of Directors' fees	146,911	2,635	54,489	192,407
Chief Compliance Officer fees	11,101	301	4,655	16,750
Audit and tax fees	103,423	36,287	84,135	47,618
Other expenses	615,291	19,860	196,244	779,784
Total expenses (before waivers, reimbursements and fees paid indirectly)	62,999,121	928,745	18,383,799	61,042,561
Expense waivers	—	(113,910)	—	—
Transfer agent fee waivers	(60,621)	—	—	(533,789)
Distribution fee reimbursements	(228)	(1,557)	(12,356)	(697)
Total waivers, reimbursements and fees paid indirectly	(60,849)	(115,467)	(12,356)	(534,486)
Total expenses	62,938,272	813,278	18,371,443	60,508,075
Net Investment Income (Loss)	77,317,563	3,870,705	63,309,989	127,007,166
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	378,069,797	3,269,367	257,037,285	298,961,296
Less: Foreign taxes paid (refunded) on realized capital gains	(10,026,593)	—	(23,377)	229,593
Futures contracts	(526,074)	—	886,472	—
Foreign currency contracts	21,306	(422,549)	2,184,678	—
Other foreign currency transactions	(3,478,827)	(72,054)	(1,456,149)	(340,990)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	364,059,609	2,774,764	258,628,909	298,849,899
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	1,265,867,292	21,019,959	351,323,618	1,256,354,640
Futures contracts	—	—	(162,920)	—
Foreign currency contracts	—	(296)	151,816	—
Translation of other assets and liabilities in foreign currencies	183,619	2,152	357,023	1,021,783
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	1,266,050,911	21,021,815	351,669,537	1,257,376,423
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,630,110,520	23,796,579	610,298,446	1,556,226,322
The accompanying notes are an integral part of these financial statements.

44

Hartford International/Global Equity Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2025

	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,707,428,083	$27,667,284	$673,608,435	$1,683,233,488
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$8,179,179	$—	$(517,524)	$—
The accompanying notes are an integral part of these financial statements.

45

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets

	Hartford Climate Opportunities Fund		Hartford Emerging Markets Equity Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$728,103	$756,314	$8,680,591	$7,528,586
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	6,984,112	8,916,172	38,292,257	48,171,982
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	9,722,896	23,487,299	59,886,376	50,193,070
Net Increase (Decrease) in Net Assets Resulting from Operations	17,435,111	33,159,785	106,859,224	105,893,638
Distributions to Shareholders:
Class A	(914,123)	(136,773)	(534,302)	(692,072)
Class C	(51,622)	—	(15,670)	(33,631)
Class I	(611,809)	(171,213)	(1,539,275)	(1,637,160)
Class R3	(11,158)	(722)	(7,231)	(8,503)
Class R4	(281)	(47)	(4,796)	(4,031)
Class R5	(94,657)	(44,279)	(937)	(1,060)
Class R6	(114,881)	(36,169)	(32,329)	(17,749)
Class Y	(203,487)	(70,168)	(1,884,286)	(9,021,546)
Class F	(1,325,916)	(440,636)	(6,681,197)	(4,927,290)
Total distributions	(3,327,934)	(900,007)	(10,700,023)	(16,343,042)
Capital Share Transactions:
Sold	18,436,034	23,610,981	228,588,171	191,322,246
Issued on reinvestment of distributions	3,289,330	880,670	4,342,333	11,601,173
Redeemed	(45,808,811)	(41,988,211)	(200,200,628)	(328,611,304)
Net increase (decrease) from capital share transactions	(24,083,447)	(17,496,560)	32,729,876	(125,687,885)
Net Increase (Decrease) in Net Assets	(9,976,270)	14,763,218	128,889,077	(36,137,289)
Net Assets:
Beginning of period	133,306,341	118,543,123	358,958,860	395,096,149
End of period	$123,330,071	$133,306,341	$487,847,937	$358,958,860
The accompanying notes are an integral part of these financial statements.

46

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Global Impact Fund		Hartford International Equity Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$1,605,792	$1,475,324	$10,742,277	$11,263,122
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	7,304,338	(4,473,052)	38,360,184	26,014,729
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	14,433,969	60,098,599	99,356,098	87,885,081
Net Increase (Decrease) in Net Assets Resulting from Operations	23,344,099	57,100,871	148,458,559	125,162,932
Distributions to Shareholders:
Class A	(354,147)	(359,354)	(9,049,640)	(10,027,503)
Class C	—	—	(33,789)	(58,081)
Class I	(568,947)	(495,959)	(997,539)	(1,076,713)
Class R3	(26,871)	(28,678)	(95,192)	(190,730)
Class R4	(8,098)	(8,419)	(40,155)	(48,878)
Class R5	(8,286)	(7,780)	(11,095)	(12,305)
Class R6	(310,010)	(288,024)	(156,942)	(248,725)
Class Y	(65,080)	(56,323)	(118,599)	(144,532)
Class F	(1,138,570)	(826,077)	(1,315,656)	(1,347,390)
Total distributions	(2,480,009)	(2,070,614)	(11,818,607)	(13,154,857)
Capital Share Transactions:
Sold	128,411,114	59,468,131	34,306,329	28,642,372
Issued on reinvestment of distributions	2,432,731	2,028,000	11,598,913	12,906,833
Redeemed	(70,872,409)	(53,238,208)	(101,652,174)	(115,932,039)
Net increase (decrease) from capital share transactions	59,971,436	8,257,923	(55,746,932)	(74,382,834)
Net Increase (Decrease) in Net Assets	80,835,526	63,288,180	80,893,020	37,625,241
Net Assets:
Beginning of period	241,637,586	178,349,406	619,794,974	582,169,733
End of period	$322,473,112	$241,637,586	$700,687,994	$619,794,974
The accompanying notes are an integral part of these financial statements.

47

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford International Growth Fund		The Hartford International Opportunities Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$1,111,923	$1,089,260	$65,361,354	$57,449,476
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	20,359,400	12,647,692	360,078,181	217,295,490
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	63,384,922	52,499,857	380,992,015	485,702,879
Net Increase (Decrease) in Net Assets Resulting from Operations	84,856,245	66,236,809	806,431,550	760,447,845
Distributions to Shareholders:
Class A	(55,053)	(485,658)	(5,150,830)	(5,652,557)
Class C	—	—	(62,213)	(84,025)
Class I	(98,052)	(220,519)	(5,258,907)	(6,122,227)
Class R3	—	(935)	(223,531)	(255,918)
Class R4	(795)	(7,994)	(727,560)	(812,330)
Class R5	(2,107)	(7,458)	(2,888,259)	(4,730,008)
Class R6	(10,725)	(19,116)	(18,947,853)	(19,411,721)
Class Y	(6,927)	(15,385)	(10,700,060)	(11,215,058)
Class F	(867,236)	(1,494,933)	(11,763,057)	(11,216,316)
Total distributions	(1,040,895)	(2,251,998)	(55,722,270)	(59,500,160)
Capital Share Transactions:
Sold	66,733,489	29,197,526	581,421,804	669,606,997
Issued on reinvestment of distributions	1,039,439	2,247,381	53,343,564	57,988,997
Redeemed	(75,436,145)	(70,133,825)	(1,016,186,566)	(1,211,394,251)
Net increase (decrease) from capital share transactions	(7,663,217)	(38,688,918)	(381,421,198)	(483,798,257)
Net Increase (Decrease) in Net Assets	76,152,133	25,295,893	369,288,082	217,149,428
Net Assets:
Beginning of period	303,352,987	278,057,094	3,638,056,251	3,420,906,823
End of period	$379,505,120	$303,352,987	$4,007,344,333	$3,638,056,251
The accompanying notes are an integral part of these financial statements.

48

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford International Value Fund		Hartford Schroders Emerging Markets Equity Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$260,037,931	$151,028,305	$77,317,563	$86,877,750
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	344,886,123	194,934,706	364,059,609	(137,755,208)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,578,907,708	459,410,194	1,266,050,911	1,199,404,391
Net Increase (Decrease) in Net Assets Resulting from Operations	2,183,831,762	805,373,205	1,707,428,083	1,148,526,933
Distributions to Shareholders:
Class A	(4,432,702)	(3,324,245)	(14,017,146)	(12,898,434)
Class C	(161,577)	(124,077)	(1,137)	(12,460)
Class I	(86,325,979)	(55,222,434)	(24,844,736)	(24,926,748)
Class R3	(24,802)	(25,486)	(867)	(772)
Class R4	(258,383)	(138,849)	(58,994)	(69,311)
Class R5	(1,719,589)	(1,097,331)	(406)	(126)
Class R6	(13,470,470)	(9,336,848)	—	—
Class Y	(41,634,231)	(23,624,766)	(1,084,911)	(1,440,790)
Class F	(27,656,964)	(18,437,385)	(9,761,399)	(10,983,447)
Class SDR	—	—	(25,230,476)	(26,968,167)
Total distributions	(175,684,697)	(111,331,421)	(75,000,072)	(77,300,255)
Capital Share Transactions:
Sold	6,059,515,000	2,348,272,370	2,710,167,786	1,677,263,211
Issued on reinvestment of distributions	169,523,623	106,430,834	49,652,525	51,224,465
Redeemed	(2,684,395,328)	(1,456,405,813)	(4,454,283,381)	(1,345,569,989)
Net increase (decrease) from capital share transactions	3,544,643,295	998,297,391	(1,694,463,070)	382,917,687
Net Increase (Decrease) in Net Assets	5,552,790,360	1,692,339,175	(62,035,059)	1,454,144,365
Net Assets:
Beginning of period	5,319,371,950	3,627,032,775	6,476,596,065	5,022,451,700
End of period	$10,872,162,310	$5,319,371,950	$6,414,561,006	$6,476,596,065
The accompanying notes are an integral part of these financial statements.

49

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders International Contrarian Value Fund		Hartford Schroders International Multi-Cap Value Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$3,870,705	$1,059,668	$63,309,989	$67,821,054
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	2,774,764	1,052,190	258,628,909	177,160,369
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	21,021,815	4,153,950	351,669,537	197,506,798
Net Increase (Decrease) in Net Assets Resulting from Operations	27,667,284	6,265,808	673,608,435	442,488,221
Distributions to Shareholders:
Class A	(11,142)	(1,318)	(2,909,136)	(2,912,202)
Class C	(2,490)	(437)	(103,443)	(149,842)
Class I	(625,904)	(195,681)	(15,456,110)	(16,596,979)
Class R3	—	—	(414,269)	(401,068)
Class R4	—	—	(107,163)	(144,845)
Class R5	(3,872)	(1,679)	(463,284)	(550,779)
Class Y	(7,339)	(1,679)	(6,924,884)	(7,571,398)
Class F	(1,420,890)	(1,787)	(11,742,108)	(12,947,082)
Class SDR	(464,108)	(212,367)	(24,142,974)	(22,727,543)
Total distributions	(2,535,745)	(414,948)	(62,263,371)	(64,001,738)
Capital Share Transactions:
Sold	127,350,140	10,405,202	444,491,653	353,287,577
Issued on reinvestment of distributions	2,071,651	202,582	59,676,252	61,285,225
Redeemed	(42,983,117)	(1,158,939)	(576,568,022)	(967,270,213)
Net increase (decrease) from capital share transactions	86,438,674	9,448,845	(72,400,117)	(552,697,411)
Net Increase (Decrease) in Net Assets	111,570,213	15,299,705	538,944,947	(174,210,928)
Net Assets:
Beginning of period	39,102,351	23,802,646	2,110,323,646	2,284,534,574
End of period	$150,672,564	$39,102,351	$2,649,268,593	$2,110,323,646
The accompanying notes are an integral part of these financial statements.

50

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders International Stock Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$127,007,166	$95,261,297
Net realized gain (loss) on investments and foreign currency transactions	298,849,899	26,505,720
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	1,257,376,423	1,129,073,210
Net Increase (Decrease) in Net Assets Resulting from Operations	1,683,233,488	1,250,840,227
Distributions to Shareholders:
Class A	(3,591,342)	(3,010,955)
Class C	(64,942)	(73,934)
Class I	(49,674,539)	(36,797,143)
Class R3	(29,321)	(23,910)
Class R4	(30,248)	(33,453)
Class R5	(383,600)	(374,294)
Class Y	(474,261)	(1,599,775)
Class F	(25,671,829)	(18,048,451)
Class SDR	(14,080,150)	(11,038,318)
Total distributions	(94,000,232)	(71,000,233)
Capital Share Transactions:
Sold	3,153,121,917	2,317,995,637
Issued on reinvestment of distributions	88,810,258	66,693,687
Redeemed	(1,969,081,577)	(1,751,845,014)
Net increase (decrease) from capital share transactions	1,272,850,598	632,844,310
Net Increase (Decrease) in Net Assets	2,862,083,854	1,812,684,304
Net Assets:
Beginning of period	6,695,180,491	4,882,496,187
End of period	$9,557,264,345	$6,695,180,491
The accompanying notes are an integral part of these financial statements.

51

Hartford International/Global Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Climate Opportunities Fund
For the Year Ended October 31, 2025
A	$16.98	$0.05	$2.50	$2.55	$(0.05)	$(0.33)	$(0.38)	$19.15	15.33%	$38,675	1.19%	1.19%	0.31%	61%
C	16.48	(0.08)	2.43	2.35	—	(0.33)	(0.33)	18.50	14.52	2,685	1.98	1.94	(0.46)	61
I	16.72	0.10	2.46	2.56	(0.10)	(0.33)	(0.43)	18.85	15.69	19,229	0.94	0.89	0.62	61
R3	16.70	0.00 (5)	2.48	2.48	(0.01)	(0.33)	(0.34)	18.84	15.15	176	1.53	1.41	0.01	61
R4	16.72	0.04	2.44	2.48	(0.06)	(0.33)	(0.39)	18.81	15.18	14	1.23	1.11	0.23	61
R5	16.60	0.07	2.48	2.55	(0.11)	(0.33)	(0.44)	18.71	15.77	159	0.93	0.81	0.40	61
R6	16.53	0.14	2.42	2.56	(0.13)	(0.33)	(0.46)	18.63	15.92	8,716	0.82	0.69	0.85	61
Y	16.98	0.12	2.51	2.63	(0.12)	(0.33)	(0.45)	19.16	15.86	6,372	0.92	0.79	0.73	61
F	17.19	0.14	2.53	2.67	(0.13)	(0.33)	(0.46)	19.40	15.95	47,305	0.81	0.69	0.81	61
For the Year Ended October 31, 2024
A	$13.25	$0.05	$3.74	$3.79	$(0.06)	$—	$(0.06)	$16.98	28.62%	$40,746	1.17%	1.17%	0.29%	108%
C	12.91	(0.07)	3.64	3.57	—	—	—	16.48	27.65	2,565	1.96	1.94	(0.47)	108
I	13.05	0.09	3.68	3.77	(0.10)	—	(0.10)	16.72	28.99	22,260	0.91	0.89	0.56	108
R3	13.04	0.01	3.67	3.68	(0.02)	—	(0.02)	16.70	28.25	510	1.51	1.41	0.07	108
R4	13.04	0.08	3.67	3.75	(0.07)	—	(0.07)	16.72	28.88	12	1.21	0.96	0.49	108
R5	12.96	0.09	3.66	3.75	(0.11)	—	(0.11)	16.60	29.06	3,591	0.89	0.81	0.61	108
R6	12.91	0.12	3.63	3.75	(0.13)	—	(0.13)	16.53	29.18	5,021	0.80	0.69	0.79	108
Y	13.26	0.11	3.73	3.84	(0.12)	—	(0.12)	16.98	29.03	8,149	0.90	0.79	0.68	108
F	13.42	0.13	3.77	3.90	(0.13)	—	(0.13)	17.19	29.19	50,453	0.79	0.69	0.78	108
For the Year Ended October 31, 2023
A	$13.37	$0.08	$(0.10)	$(0.02)	$(0.10)	$—	$(0.10)	$13.25	(0.16)%	$32,656	1.20%	1.19%	0.54%	75%
C	13.03	(0.03)	(0.09)	(0.12)	—	—	—	12.91	(0.92)	2,462	1.98	1.94	(0.20)	75
I	13.16	0.12	(0.08)	0.04	(0.15)	—	(0.15)	13.05	0.23	21,256	0.93	0.89	0.85	75
R3	13.15	0.03	(0.07)	(0.04)	(0.07)	—	(0.07)	13.04	(0.31)	159	1.53	1.41	0.18	75
R4	13.16	0.08	(0.09)	(0.01)	(0.11)	—	(0.11)	13.04	(0.08)	9	1.23	1.10	0.57	75
R5	13.07	0.16	(0.11)	0.05	(0.16)	—	(0.16)	12.96	0.31	5,115	0.92	0.81	1.08	75
R6	13.03	0.10	(0.05)	0.05	(0.17)	—	(0.17)	12.91	0.36	3,454	0.81	0.69	0.71	75
Y	13.37	0.15	(0.10)	0.05	(0.16)	—	(0.16)	13.26	0.33	7,643	0.92	0.79	0.99	75
F	13.53	0.16	(0.10)	0.06	(0.17)	—	(0.17)	13.42	0.42	45,790	0.81	0.69	1.05	75
For the Year Ended October 31, 2022
A	$18.26	$0.08	$(4.08)	$(4.00)	$(0.03)	$(0.86)	$(0.89)	$13.37	(23.01)%	$30,372	1.21%	1.19%	0.49%	71%
C	17.92	(0.04)	(3.99)	(4.03)	—	(0.86)	(0.86)	13.03	(23.59)	2,010	2.00	1.94	(0.28)	71
I	18.00	0.12	(4.02)	(3.90)	(0.08)	(0.86)	(0.94)	13.16	(22.83)	21,338	0.94	0.89	0.80	71
R3	17.97	0.05	(4.01)	(3.96)	—	(0.86)	(0.86)	13.15	(23.11)	53	1.53	1.17	0.35	71
R4	17.96	0.10	(4.00)	(3.90)	(0.04)	(0.86)	(0.90)	13.16	(22.82)	26	1.23	0.97	0.63	71
R5	17.88	0.12	(3.98)	(3.86)	(0.09)	(0.86)	(0.95)	13.07	(22.75)	96	0.93	0.81	0.83	71
R6	17.82	0.11	(3.93)	(3.82)	(0.11)	(0.86)	(0.97)	13.03	(22.62)	348	0.82	0.69	0.76	71
Y	18.27	0.13	(4.07)	(3.94)	(0.10)	(0.86)	(0.96)	13.37	(22.74)	7,461	0.92	0.79	0.88	71
F	18.48	0.15	(4.13)	(3.98)	(0.11)	(0.86)	(0.97)	13.53	(22.68)	44,213	0.81	0.69	0.99	71
The accompanying notes are an integral part of these financial statements.

52

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Climate Opportunities Fund – (continued)
For the Year Ended October 31, 2021
A	$13.13	$0.06	$5.24	$5.30	$(0.02)	$(0.15)	$(0.17)	$18.26	40.65%	$36,849	1.23%	1.17%	0.36%	36%
C	12.97	(0.07)	5.17	5.10	—	(0.15)	(0.15)	17.92	39.54	2,146	2.06	1.93	(0.42)	36
I	12.95	0.11	5.16	5.27	(0.07)	(0.15)	(0.22)	18.00	41.03	20,001	0.96	0.88	0.67	36
R3	12.90	0.07	5.15	5.22	—	(0.15)	(0.15)	17.97	40.70	245	1.56	1.08	0.44	36
R4	12.91	0.09	5.15	5.24	(0.04)	(0.15)	(0.19)	17.96	40.84	337	1.26	0.99	0.54	36
R5	12.87	0.12	5.12	5.24	(0.08)	(0.15)	(0.23)	17.88	41.09	195	0.96	0.81	0.71	36
R6	12.83	0.15	5.09	5.24	(0.10)	(0.15)	(0.25)	17.82	41.24	305	0.84	0.69	0.90	36
Y	13.15	0.13	5.23	5.36	(0.09)	(0.15)	(0.24)	18.27	41.08	10,014	0.95	0.79	0.78	36
F	13.29	0.14	5.30	5.44	(0.10)	(0.15)	(0.25)	18.48	41.32	83,559	0.84	0.69	0.83	36
Hartford Emerging Markets Equity Fund
For the Year Ended October 31, 2025
A	$10.39	$0.19	$2.44	$2.63	$(0.26)	$—	$(0.26)	$12.76	26.04%	$24,818	1.50%	1.45%	1.74%	109%
C	10.18	0.11	2.40	2.51	(0.19)	—	(0.19)	12.50	25.10	731	2.27	2.20	0.99	109
I	10.40	0.22	2.43	2.65	(0.29)	—	(0.29)	12.76	26.29	117,782	1.15	1.15	2.02	109
R3	10.34	0.15	2.45	2.60	(0.24)	—	(0.24)	12.70	25.74	807	1.73	1.70	1.33	109
R4	10.60	0.19	2.50	2.69	(0.26)	—	(0.26)	13.03	26.09	302	1.43	1.43	1.68	109
R5	10.29	0.16	2.48	2.64	(0.29)	—	(0.29)	12.64	26.49	157	1.08	1.08	1.43	109
R6	10.39	0.22	2.46	2.68	(0.31)	—	(0.31)	12.76	26.65	10,633	1.02	0.98	1.97	109
Y	10.36	0.22	2.44	2.66	(0.30)	—	(0.30)	12.72	26.47	66,714	1.13	1.10	2.08	109
F	10.32	0.24	2.42	2.66	(0.31)	—	(0.31)	12.67	26.63	265,904	1.02	0.98	2.23	109
For the Year Ended October 31, 2024
A	$8.34	$0.17	$2.20	$2.37	$(0.32)	$—	$(0.32)	$10.39	29.08%	$21,305	1.54%	1.45%	1.74%	113%
C	8.18	0.09	2.16	2.25	(0.25)	—	(0.25)	10.18	28.03	893	2.31	2.20	1.00	113
I	8.34	0.19	2.21	2.40	(0.34)	—	(0.34)	10.40	29.53	56,377	1.18	1.16	1.98	113
R3	8.30	0.14	2.20	2.34	(0.30)	—	(0.30)	10.34	28.76	248	1.78	1.70	1.48	113
R4	8.51	0.16	2.25	2.41	(0.32)	—	(0.32)	10.60	28.97	190	1.48	1.45	1.63	113
R5	8.27	0.19	2.18	2.37	(0.35)	—	(0.35)	10.29	29.36	33	1.18	1.15	2.03	113
R6	8.34	0.21	2.20	2.41	(0.36)	—	(0.36)	10.39	29.70	998	1.06	0.98	2.17	113
Y	8.32	0.15	2.24	2.39	(0.35)	—	(0.35)	10.36	29.49	54,036	1.17	1.10	1.67	113
F	8.29	0.22	2.17	2.39	(0.36)	—	(0.36)	10.32	29.63	224,879	1.06	0.98	2.25	113
For the Year Ended October 31, 2023
A	$7.40	$0.24	$0.98	$1.22	$(0.28)	$—	$(0.28)	$8.34	16.62%	$18,270	1.50%	1.45%	2.86%	93%
C	7.26	0.16	0.97	1.13	(0.21)	—	(0.21)	8.18	15.75	1,111	2.29	2.20	1.91	93
I	7.40	0.24	1.00	1.24	(0.30)	—	(0.30)	8.34	16.92	42,863	1.15	1.15	2.79	93
R3	7.37	0.20	0.99	1.19	(0.26)	—	(0.26)	8.30	16.24	240	1.76	1.70	2.40	93
R4	7.54	0.23	1.02	1.25	(0.28)	—	(0.28)	8.51	16.71	101	1.46	1.45	2.68	93
R5	7.34	0.24	0.99	1.23	(0.30)	—	(0.30)	8.27	16.99	25	1.16	1.15	2.84	93
R6	7.40	0.27	0.99	1.26	(0.32)	—	(0.32)	8.34	17.19	407	1.04	0.98	3.13	93
Y	7.38	0.26	0.99	1.25	(0.31)	—	(0.31)	8.32	17.09	220,615	1.15	1.10	3.02	93
F	7.35	0.26	1.00	1.26	(0.32)	—	(0.32)	8.29	17.31	111,465	1.04	0.98	3.07	93
The accompanying notes are an integral part of these financial statements.

53

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Emerging Markets Equity Fund – (continued)
For the Year Ended October 31, 2022
A	$10.88	$0.29	$(3.57)	$(3.28)	$(0.20)	$—	$(0.20)	$7.40	(30.68)%	$25,711	1.49%	1.45%	3.05%	79%
C	10.66	0.21	(3.49)	(3.28)	(0.12)	—	(0.12)	7.26	(31.09)	1,130	2.29	2.20	2.27	79
I	10.87	0.32	(3.56)	(3.24)	(0.23)	—	(0.23)	7.40	(30.43)	29,368	1.16	1.16	3.45	79
R3	10.83	0.26	(3.54)	(3.28)	(0.18)	—	(0.18)	7.37	(30.81)	249	1.76	1.70	2.78	79
R4	11.09	0.26	(3.61)	(3.35)	(0.20)	—	(0.20)	7.54	(30.73)	87	1.46	1.45	2.64	79
R5	10.78	0.31	(3.52)	(3.21)	(0.23)	—	(0.23)	7.34	(30.37)	36	1.16	1.15	3.35	79
R6	10.88	0.31	(3.54)	(3.23)	(0.25)	—	(0.25)	7.40	(30.34)	337	1.05	0.98	3.49	79
Y	10.85	0.32	(3.55)	(3.23)	(0.24)	—	(0.24)	7.38	(30.42)	202,092	1.15	1.10	3.43	79
F	10.81	0.33	(3.54)	(3.21)	(0.25)	—	(0.25)	7.35	(30.35)	88,202	1.04	0.98	3.60	79
For the Year Ended October 31, 2021
A	$9.06	$0.17	$1.74	$1.91	$(0.09)	$—	$(0.09)	$10.88	21.18%	$40,629	1.44%	1.44%	1.60%	95%
C	8.88	0.09	1.71	1.80	(0.02)	—	(0.02)	10.66	20.23	2,029	2.27	2.20	0.86	95
I	9.04	0.22	1.73	1.95	(0.12)	—	(0.12)	10.87	21.64	38,104	1.12	1.12	1.99	95
R3	9.01	0.16	1.73	1.89	(0.07)	—	(0.07)	10.83	20.99	400	1.74	1.70	1.47	95
R4	9.23	0.18	1.77	1.95	(0.09)	—	(0.09)	11.09	21.22	367	1.44	1.43	1.60	95
R5	9.00	0.08	1.82	1.90	(0.12)	—	(0.12)	10.78	21.24	52	1.14	1.13	0.80	95
R6	9.05	0.10	1.87	1.97	(0.14)	—	(0.14)	10.88	21.88	113	1.02	0.98	0.95	95
Y	9.03	0.21	1.74	1.95	(0.13)	—	(0.13)	10.85	21.67	302,968	1.13	1.10	1.97	95
F	9.00	0.23	1.72	1.95	(0.14)	—	(0.14)	10.81	21.78	115,177	1.02	0.98	2.15	95
Hartford Global Impact Fund
For the Year Ended October 31, 2025
A	$15.73	$0.04	$1.35	$1.39	$(0.10)	$—	$(0.10)	$17.02	8.92%	$60,904	1.19%	1.19%	0.25%	44%
C	15.14	(0.07)	1.30	1.23	—	—	—	16.37	8.12	841	1.98	1.94	(0.47)	44
I	15.71	0.09	1.34	1.43	(0.15)	—	(0.15)	16.99	9.20	50,606	0.88	0.88	0.57	44
R3	15.43	0.01	1.32	1.33	(0.07)	—	(0.07)	16.69	8.65	6,241	1.45	1.41	0.03	44
R4	15.70	0.05	1.35	1.40	(0.12)	—	(0.12)	16.98	8.96	1,124	1.15	1.11	0.33	44
R5	15.57	0.10	1.33	1.43	(0.16)	—	(0.16)	16.84	9.31	943	0.85	0.81	0.63	44
R6	15.59	0.12	1.33	1.45	(0.18)	—	(0.18)	16.86	9.43	42,141	0.74	0.69	0.72	44
Y	15.61	0.11	1.34	1.45	(0.17)	—	(0.17)	16.89	9.37	19,856	0.84	0.79	0.65	44
F	15.70	0.12	1.34	1.46	(0.18)	—	(0.18)	16.98	9.43	139,816	0.74	0.69	0.74	44
For the Year Ended October 31, 2024
A	$12.04	$0.06	$3.73	$3.79	$(0.10)	$—	$(0.10)	$15.73	31.52%	$54,133	1.21%	1.19%	0.38%	36%
C	11.60	(0.05)	3.59	3.54	—	—	—	15.14	30.52	1,333	1.99	1.94	(0.36)	36
I	12.03	0.10	3.72	3.82	(0.14)	—	(0.14)	15.71	31.86	52,513	0.87	0.87	0.69	36
R3	11.82	0.02	3.65	3.67	(0.06)	—	(0.06)	15.43	31.14	6,432	1.46	1.41	0.15	36
R4	12.02	0.07	3.72	3.79	(0.11)	—	(0.11)	15.70	31.60	1,087	1.16	1.11	0.46	36
R5	11.93	0.11	3.68	3.79	(0.15)	—	(0.15)	15.57	31.90	716	0.86	0.81	0.75	36
R6	11.94	0.13	3.69	3.82	(0.17)	—	(0.17)	15.59	32.11	24,804	0.75	0.69	0.88	36
Y	11.96	0.11	3.69	3.80	(0.15)	—	(0.15)	15.61	31.93	5,744	0.85	0.79	0.77	36
F	12.02	0.12	3.73	3.85	(0.17)	—	(0.17)	15.70	32.15	94,875	0.75	0.69	0.85	36
The accompanying notes are an integral part of these financial statements.

54

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Global Impact Fund – (continued)
For the Year Ended October 31, 2023
A	$12.71	$0.07	$(0.68)	$(0.61)	$(0.06)	$—	$(0.06)	$12.04	(4.82)%	$45,013	1.24%	1.19%	0.55%	34%
C	12.28	(0.03)	(0.65)	(0.68)	—	—	—	11.60	(5.54)	1,349	2.01	1.94	(0.20)	34
I	12.69	0.11	(0.67)	(0.56)	(0.10)	—	(0.10)	12.03	(4.46)	42,685	0.88	0.88	0.86	34
R3	12.47	0.04	(0.66)	(0.62)	(0.03)	—	(0.03)	11.82	(4.97)	5,175	1.48	1.41	0.32	34
R4	12.69	0.08	(0.68)	(0.60)	(0.07)	—	(0.07)	12.02	(4.75)	955	1.18	1.11	0.63	34
R5	12.59	0.13	(0.68)	(0.55)	(0.11)	—	(0.11)	11.93	(4.41)	612	0.88	0.81	0.98	34
R6	12.60	0.13	(0.67)	(0.54)	(0.12)	—	(0.12)	11.94	(4.29)	20,556	0.77	0.69	1.03	34
Y	12.62	0.13	(0.68)	(0.55)	(0.11)	—	(0.11)	11.96	(4.38)	4,526	0.87	0.79	0.98	34
F	12.69	0.14	(0.69)	(0.55)	(0.12)	—	(0.12)	12.02	(4.34)	57,478	0.77	0.69	1.05	34
For the Year Ended October 31, 2022
A	$17.43	$0.10	$(4.40)	$(4.30)	$(0.02)	$(0.40)	$(0.42)	$12.71	(25.20)%	$46,528	1.26%	1.19%	0.67%	31%
C	16.95	(0.01)	(4.26)	(4.27)	—	(0.40)	(0.40)	12.28	(25.72)	1,576	2.03	1.94	(0.08)	31
I	17.40	0.14	(4.38)	(4.24)	(0.07)	(0.40)	(0.47)	12.69	(24.96)	47,949	0.89	0.89	0.99	31
R3	17.12	0.06	(4.31)	(4.25)	—	(0.40)	(0.40)	12.47	(25.34)	5,372	1.50	1.41	0.46	31
R4	17.39	0.09	(4.36)	(4.27)	(0.03)	(0.40)	(0.43)	12.69	(25.08)	1,085	1.17	1.11	0.71	31
R5	17.26	0.14	(4.33)	(4.19)	(0.08)	(0.40)	(0.48)	12.59	(24.87)	410	0.90	0.81	1.04	31
R6	17.28	0.15	(4.33)	(4.18)	(0.10)	(0.40)	(0.50)	12.60	(24.81)	9,243	0.78	0.69	1.13	31
Y	17.30	0.16	(4.35)	(4.19)	(0.09)	(0.40)	(0.49)	12.62	(24.85)	8,698	0.89	0.79	1.17	31
F	17.40	0.15	(4.36)	(4.21)	(0.10)	(0.40)	(0.50)	12.69	(24.81)	38,168	0.78	0.69	1.18	31
For the Year Ended October 31, 2021
A	$12.90	$0.02	$4.57	$4.59	$(0.06)	$—	$(0.06)	$17.43	35.64%	$58,065	1.32%	1.18%	0.12%	37%
C	12.60	(0.10)	4.45	4.35	—	—	—	16.95	34.52	2,715	2.09	1.93	(0.66)	37
I	12.88	0.07	4.56	4.63	(0.11)	—	(0.11)	17.40	36.03	43,723	0.94	0.87	0.44	37
R3	12.68	(0.02)	4.49	4.47	(0.03)	—	(0.03)	17.12	35.24	7,359	1.54	1.40	(0.11)	37
R4	12.88	0.03	4.55	4.58	(0.07)	—	(0.07)	17.39	35.65	995	1.24	1.10	0.21	37
R5	12.78	0.08	4.52	4.60	(0.12)	—	(0.12)	17.26	36.10	450	0.96	0.80	0.50	37
R6	12.79	0.11	4.52	4.63	(0.14)	—	(0.14)	17.28	36.32	9,164	0.84	0.69	0.65	37
Y	12.81	0.06	4.55	4.61	(0.12)	—	(0.12)	17.30	36.13	5,336	0.90	0.79	0.40	37
F	12.88	0.10	4.56	4.66	(0.14)	—	(0.14)	17.40	36.30	12,792	0.84	0.69	0.62	37
Hartford International Equity Fund
For the Year Ended October 31, 2025
A	$12.43	$0.22	$2.92	$3.14	$(0.24)	$—	$(0.24)	$15.33	25.78%	$544,371	0.98%	0.97%	1.62%	27%
C	12.32	0.10	2.92	3.02	(0.10)	—	(0.10)	15.24	24.74	3,777	1.80	1.79	0.76	27
I	12.61	0.26	2.97	3.23	(0.28)	—	(0.28)	15.56	26.24	64,414	0.65	0.65	1.94	27
R3	12.33	0.17	2.92	3.09	(0.16)	—	(0.16)	15.26	25.43	7,498	1.27	1.24	1.29	27
R4	12.49	0.22	2.94	3.16	(0.23)	—	(0.23)	15.42	25.82	2,511	0.97	0.97	1.63	27
R5	10.87	0.22	2.55	2.77	(0.28)	—	(0.28)	13.36	26.18	550	0.67	0.67	1.93	27
R6	12.69	0.28	2.97	3.25	(0.29)	—	(0.29)	15.65	26.28	7,430	0.55	0.55	2.06	27
Y	12.62	0.27	2.96	3.23	(0.27)	—	(0.27)	15.58	26.24	3,471	0.66	0.66	2.02	27
F	12.69	0.28	2.97	3.25	(0.29)	—	(0.29)	15.65	26.28	66,667	0.55	0.55	2.04	27
The accompanying notes are an integral part of these financial statements.

55

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford International Equity Fund – (continued)
For the Year Ended October 31, 2024
A	$10.38	$0.21	$2.08	$2.29	$(0.24)	$—	$(0.24)	$12.43	22.20%	$484,359	0.97%	0.96%	1.72%	45%
C	10.26	0.10	2.07	2.17	(0.11)	—	(0.11)	12.32	21.20	4,364	1.79	1.78	0.88	45
I	10.54	0.25	2.09	2.34	(0.27)	—	(0.27)	12.61	22.55	46,100	0.64	0.64	2.04	45
R3	10.30	0.17	2.06	2.23	(0.20)	—	(0.20)	12.33	21.84	11,348	1.26	1.25	1.43	45
R4	10.42	0.21	2.08	2.29	(0.22)	—	(0.22)	12.49	22.19	2,314	0.96	0.96	1.71	45
R5	9.11	0.22	1.81	2.03	(0.27)	—	(0.27)	10.87	22.55	493	0.66	0.66	2.06	45
R6	10.59	0.26	2.12	2.38	(0.28)	—	(0.28)	12.69	22.74	7,953	0.55	0.55	2.17	45
Y	10.54	0.23	2.12	2.35	(0.27)	—	(0.27)	12.62	22.52	5,523	0.65	0.65	1.91	45
F	10.60	0.26	2.12	2.38	(0.29)	—	(0.29)	12.69	22.63	57,342	0.54	0.54	2.14	45
For the Year Ended October 31, 2023
A	$9.41	$0.22	$1.03	$1.25	$(0.28)	$—	$(0.28)	$10.38	13.33%	$450,134	0.97%	0.96%	1.98%	23%
C	9.27	0.12	1.03	1.15	(0.16)	—	(0.16)	10.26	12.46	5,872	1.79	1.79	1.13	23
I	9.54	0.26	1.06	1.32	(0.32)	—	(0.32)	10.54	13.87	41,355	0.63	0.63	2.31	23
R3	9.33	0.18	1.04	1.22	(0.25)	—	(0.25)	10.30	13.11	9,976	1.26	1.25	1.69	23
R4	9.44	0.22	1.04	1.26	(0.28)	—	(0.28)	10.42	13.37	2,753	0.96	0.96	1.98	23
R5	8.29	0.19	0.94	1.13	(0.31)	—	(0.31)	9.11	13.72	406	0.66	0.66	1.98	23
R6	9.60	0.26	1.06	1.32	(0.33)	—	(0.33)	10.59	13.91	9,708	0.54	0.54	2.31	23
Y	9.55	0.26	1.05	1.31	(0.32)	—	(0.32)	10.54	13.74	11,242	0.60	0.60	2.32	23
F	9.60	0.27	1.06	1.33	(0.33)	—	(0.33)	10.60	13.91	50,725	0.54	0.54	2.40	23
For the Year Ended October 31, 2022
A	$12.86	$0.23	$(3.27)	$(3.04)	$(0.25)	$(0.16)	$(0.41)	$9.41	(24.35)%	$440,382	0.96%	0.95%	2.10%	27%
C	12.65	0.14	(3.24)	(3.10)	(0.12)	(0.16)	(0.28)	9.27	(25.03)	8,985	1.76	1.76	1.27	27
I	13.04	0.26	(3.31)	(3.05)	(0.29)	(0.16)	(0.45)	9.54	(24.15)	41,757	0.63	0.63	2.42	27
R3	12.76	0.20	(3.25)	(3.05)	(0.22)	(0.16)	(0.38)	9.33	(24.61)	9,537	1.25	1.23	1.81	27
R4	12.89	0.22	(3.28)	(3.06)	(0.23)	(0.16)	(0.39)	9.44	(24.41)	3,076	0.95	0.95	2.08	27
R5	11.32	0.26	(2.91)	(2.65)	(0.22)	(0.16)	(0.38)	8.29	(24.14)	1,089	0.65	0.65	2.63	27
R6	13.11	0.29	(3.33)	(3.04)	(0.31)	(0.16)	(0.47)	9.60	(24.02)	14,329	0.53	0.53	2.55	27
Y	13.05	0.28	(3.33)	(3.05)	(0.29)	(0.16)	(0.45)	9.55	(24.15)	11,459	0.64	0.64	2.52	27
F	13.12	0.28	(3.33)	(3.05)	(0.31)	(0.16)	(0.47)	9.60	(24.08)	48,605	0.53	0.53	2.45	27
For the Year Ended October 31, 2021
A	$10.24	$0.16	$2.59	$2.75	$(0.13)	$—	$(0.13)	$12.86	26.93%	$644,435	0.94%	0.94%	1.25%	39%
C	10.05	0.04	2.58	2.62	(0.02)	—	(0.02)	12.65	26.06	17,733	1.72	1.72	0.34	39
I	10.38	0.20	2.63	2.83	(0.17)	—	(0.17)	13.04	27.35	67,019	0.61	0.61	1.58	39
R3	10.16	0.12	2.58	2.70	(0.10)	—	(0.10)	12.76	26.61	14,001	1.24	1.23	0.96	39
R4	10.26	0.15	2.61	2.76	(0.13)	—	(0.13)	12.89	27.00	5,097	0.94	0.94	1.21	39
R5	9.03	0.17	2.29	2.46	(0.17)	—	(0.17)	11.32	27.35	11,309	0.63	0.63	1.57	39
R6	10.43	0.22	2.64	2.86	(0.18)	—	(0.18)	13.11	27.52	48,911	0.53	0.53	1.67	39
Y	10.38	0.20	2.63	2.83	(0.16)	—	(0.16)	13.05	27.34	12,935	0.63	0.63	1.56	39
F	10.44	0.21	2.65	2.86	(0.18)	—	(0.18)	13.12	27.50	85,058	0.52	0.52	1.67	39
The accompanying notes are an integral part of these financial statements.

56

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Growth Fund
For the Year Ended October 31, 2025
A	$16.96	$0.01	$4.89	$4.90	$(0.01)	$—	$(0.01)	$21.85	28.90%	$118,567	1.34%	1.30%	0.06%	36%
C	15.10	(0.12)	4.34	4.22	—	—	—	19.32	27.95	1,120	2.14	2.05	(0.71)	36
I	16.84	0.08	4.83	4.91	(0.06)	—	(0.06)	21.69	29.29	66,086	1.01	0.98	0.40	36
R3	17.13	(0.04)	4.93	4.89	—	—	—	22.02	28.55	680	1.61	1.57	(0.23)	36
R4	17.52	0.01	5.06	5.07	(0.01)	—	(0.01)	22.58	28.98	988	1.31	1.27	0.04	36
R5	17.72	0.05	5.12	5.17	(0.06)	—	(0.06)	22.83	29.27	423	1.01	1.00	0.27	36
R6	17.80	0.11	5.12	5.23	(0.09)	—	(0.09)	22.94	29.50	2,969	0.90	0.85	0.54	36
Y	17.75	0.10	5.09	5.19	(0.07)	—	(0.07)	22.87	29.34	4,013	0.99	0.95	0.48	36
F	16.87	0.10	4.85	4.95	(0.09)	—	(0.09)	21.73	29.46	184,660	0.90	0.85	0.51	36
For the Year Ended October 31, 2024
A	$13.75	$0.01	$3.27	$3.28	$(0.07)	$—	$(0.07)	$16.96	23.90%	$104,145	1.33%	1.30%	0.08%	31%
C	12.28	(0.11)	2.93	2.82	—	—	—	15.10	22.96	1,140	2.14	2.05	(0.72)	31
I	13.65	0.06	3.25	3.31	(0.12)	—	(0.12)	16.84	24.32	26,600	1.00	0.98	0.39	31
R3	13.89	(0.04)	3.31	3.27	(0.03)	—	(0.03)	17.13	23.54	536	1.61	1.57	(0.23)	31
R4	14.21	0.02	3.37	3.39	(0.08)	—	(0.08)	17.52	23.86	954	1.31	1.27	0.11	31
R5	14.35	0.07	3.42	3.49	(0.12)	—	(0.12)	17.72	24.37	612	0.90	0.90	0.40	31
R6	14.43	0.09	3.42	3.51	(0.14)	—	(0.14)	17.80	24.41	2,160	0.89	0.85	0.51	31
Y	14.38	0.08	3.42	3.50	(0.13)	—	(0.13)	17.75	24.38	1,882	0.99	0.95	0.49	31
F	13.68	0.09	3.24	3.33	(0.14)	—	(0.14)	16.87	24.43	165,323	0.89	0.85	0.52	31
For the Year Ended October 31, 2023
A	$12.10	$0.10	$1.65	$1.75	$(0.10)	$—	$(0.10)	$13.75	14.51%	$96,572	1.34%	1.30%	0.66%	20%
C	10.81	(0.01)	1.48	1.47	(0.00)(5)	—	—	12.28	13.60	1,487	2.14	2.05	(0.07)	20
I	12.02	0.09	1.69	1.78	(0.15)	—	(0.15)	13.65	14.81	25,791	0.99	0.98	0.65	20
R3	12.23	0.06	1.67	1.73	(0.07)	—	(0.07)	13.89	14.12	473	1.61	1.57	0.38	20
R4	12.50	0.11	1.71	1.82	(0.11)	—	(0.11)	14.21	14.56	1,541	1.31	1.27	0.69	20
R5	12.62	0.20	1.67	1.87	(0.14)	—	(0.14)	14.35	14.88	1,041	0.96	0.96	1.27	20
R6	12.69	0.19	1.71	1.90	(0.16)	—	(0.16)	14.43	14.95	1,989	0.89	0.85	1.21	20
Y	12.66	0.12	1.75	1.87	(0.15)	—	(0.15)	14.38	14.81	1,706	1.00	0.95	0.80	20
F	12.04	0.16	1.64	1.80	(0.16)	—	(0.16)	13.68	15.02	147,457	0.89	0.85	1.09	20
For the Year Ended October 31, 2022
A	$19.44	$0.05	$(7.30)	$(7.25)	$(0.03)	$(0.06)	$(0.09)	$12.10	(37.43)%	$92,017	1.30%	1.30%	0.41%	30%
C	17.47	(0.06)	(6.54)	(6.60)	—	(0.06)	(0.06)	10.81	(37.89)	2,070	2.10	2.05	(0.42)	30
I	19.31	0.09	(7.23)	(7.14)	(0.09)	(0.06)	(0.15)	12.02	(37.24)	105,860	0.97	0.96	0.57	30
R3	19.66	0.02	(7.39)	(7.37)	—	(0.06)	(0.06)	12.23	(37.59)	444	1.57	1.56	0.13	30
R4	20.08	0.06	(7.54)	(7.48)	(0.04)	(0.06)	(0.10)	12.50	(37.42)	1,347	1.27	1.27	0.38	30
R5	20.26	0.10	(7.59)	(7.49)	(0.09)	(0.06)	(0.15)	12.62	(37.22)	5,220	0.97	0.97	0.56	30
R6	20.38	0.14	(7.65)	(7.51)	(0.12)	(0.06)	(0.18)	12.69	(37.15)	1,484	0.85	0.85	0.84	30
Y	20.32	0.12	(7.62)	(7.50)	(0.10)	(0.06)	(0.16)	12.66	(37.18)	7,634	0.96	0.95	0.73	30
F	19.35	0.12	(7.25)	(7.13)	(0.12)	(0.06)	(0.18)	12.04	(37.17)	142,153	0.85	0.85	0.82	30
The accompanying notes are an integral part of these financial statements.

57

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Growth Fund – (continued)
For the Year Ended October 31, 2021
A	$16.10	$(0.01)	$3.93	$3.92	$—	$(0.58)	$(0.58)	$19.44	24.68%	$167,201	1.26%	1.26%	(0.05)%	32%
C	14.63	(0.15)	3.57	3.42	—	(0.58)	(0.58)	17.47	23.72	5,153	2.09	2.05	(0.86)	32
I	15.97	0.04	3.91	3.95	(0.03)	(0.58)	(0.61)	19.31	25.09	247,620	1.04	1.00	0.21	32
R3	16.31	(0.06)	3.99	3.93	—	(0.58)	(0.58)	19.66	24.42	808	1.56	1.55	(0.33)	32
R4	16.61	—	4.05	4.05	—	(0.58)	(0.58)	20.08	24.71	2,783	1.26	1.26	(0.02)	32
R5	16.73	0.05	4.09	4.14	(0.03)	(0.58)	(0.61)	20.26	25.09	37,334	0.94	0.94	0.26	32
R6	16.83	0.08	4.11	4.19	(0.06)	(0.58)	(0.64)	20.38	25.23	8,367	0.84	0.84	0.40	32
Y	16.78	0.05	4.11	4.16	(0.04)	(0.58)	(0.62)	20.32	25.13	15,124	0.95	0.95	0.27	32
F	16.00	0.07	3.92	3.99	(0.06)	(0.58)	(0.64)	19.35	25.29	195,324	0.84	0.84	0.37	32
The Hartford International Opportunities Fund
For the Year Ended October 31, 2025
A	$18.69	$0.28	$3.96	$4.24	$(0.24)	$—	$(0.24)	$22.69	22.98%	$456,320	1.08%	1.08%	1.40%	46%
C	15.83	0.10	3.36	3.46	(0.11)	—	(0.11)	19.18	21.99	7,594	1.87	1.87	0.61	46
I	18.59	0.34	3.92	4.26	(0.30)	—	(0.30)	22.55	23.29	348,640	0.78	0.78	1.71	46
R3	19.07	0.22	4.04	4.26	(0.17)	—	(0.17)	23.16	22.56	24,797	1.41	1.41	1.07	46
R4	19.50	0.29	4.13	4.42	(0.23)	—	(0.23)	23.69	22.95	61,368	1.11	1.11	1.35	46
R5	19.70	0.36	4.16	4.52	(0.29)	—	(0.29)	23.93	23.30	236,689	0.79	0.79	1.69	46
R6	19.85	0.39	4.17	4.56	(0.31)	—	(0.31)	24.10	23.38	1,358,391	0.69	0.69	1.80	46
Y	19.84	0.37	4.18	4.55	(0.30)	—	(0.30)	24.09	23.28	729,068	0.79	0.79	1.72	46
F	18.60	0.36	3.91	4.27	(0.31)	—	(0.31)	22.56	23.39	784,477	0.69	0.69	1.80	46
For the Year Ended October 31, 2024
A	$15.43	$0.22	$3.28	$3.50	$(0.24)	$—	$(0.24)	$18.69	22.82%	$409,171	1.09%	1.09%	1.25%	43%
C	13.08	0.07	2.78	2.85	(0.10)	—	(0.10)	15.83	21.89	9,564	1.87	1.87	0.45	43
I	15.33	0.28	3.26	3.54	(0.28)	—	(0.28)	18.59	23.27	332,204	0.78	0.78	1.57	43
R3	15.73	0.17	3.35	3.52	(0.18)	—	(0.18)	19.07	22.46	24,832	1.41	1.41	0.94	43
R4	16.08	0.23	3.42	3.65	(0.23)	—	(0.23)	19.50	22.82	66,376	1.10	1.10	1.24	43
R5	16.25	0.30	3.44	3.74	(0.29)	—	(0.29)	19.70	23.19	197,190	0.79	0.79	1.59	43
R6	16.37	0.31	3.48	3.79	(0.31)	—	(0.31)	19.85	23.32	1,193,820	0.70	0.70	1.65	43
Y	16.36	0.29	3.48	3.77	(0.29)	—	(0.29)	19.84	23.20	706,862	0.79	0.79	1.53	43
F	15.35	0.30	3.26	3.56	(0.31)	—	(0.31)	18.60	23.37	698,036	0.69	0.69	1.66	43
For the Year Ended October 31, 2023
A	$13.98	$0.18	$1.36	$1.54	$(0.09)	$—	$(0.09)	$15.43	11.03%	$374,308	1.10%	1.09%	1.14%	68%
C	11.87	0.05	1.16	1.21	—	—	—	13.08	10.19	11,381	1.86	1.86	0.38	68
I	13.90	0.23	1.35	1.58	(0.15)	—	(0.15)	15.33	11.34	363,734	0.79	0.79	1.45	68
R3	14.25	0.14	1.38	1.52	(0.04)	—	(0.04)	15.73	10.67	23,836	1.41	1.41	0.84	68
R4	14.56	0.19	1.42	1.61	(0.09)	—	(0.09)	16.08	11.03	59,218	1.10	1.10	1.15	68
R5	14.72	0.24	1.43	1.67	(0.14)	—	(0.14)	16.25	11.37	265,468	0.79	0.79	1.44	68
R6	14.82	0.27	1.44	1.71	(0.16)	—	(0.16)	16.37	11.54	1,046,528	0.69	0.69	1.56	68
Y	14.82	0.25	1.44	1.69	(0.15)	—	(0.15)	16.36	11.38	711,209	0.79	0.78	1.45	68
F	13.91	0.25	1.35	1.60	(0.16)	—	(0.16)	15.35	11.51	565,225	0.69	0.69	1.54	68
The accompanying notes are an integral part of these financial statements.

58

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Opportunities Fund – (continued)
For the Year Ended October 31, 2022
A	$21.23	$0.18	$(5.43)	$(5.25)	$(0.25)	$(1.75)	$(2.00)	$13.98	(27.18)%	$370,470	1.09%	1.09%	1.08%	95%
C	18.33	0.04	(4.63)	(4.59)	(0.12)	(1.75)	(1.87)	11.87	(27.75)	15,181	1.85	1.85	0.31	95
I	21.13	0.24	(5.41)	(5.17)	(0.31)	(1.75)	(2.06)	13.90	(26.99)	480,987	0.78	0.78	1.42	95
R3	21.59	0.12	(5.54)	(5.42)	(0.17)	(1.75)	(1.92)	14.25	(27.43)	24,237	1.41	1.41	0.76	95
R4	22.02	0.19	(5.66)	(5.47)	(0.24)	(1.75)	(1.99)	14.56	(27.21)	66,846	1.10	1.10	1.06	95
R5	22.25	0.23	(5.71)	(5.48)	(0.30)	(1.75)	(2.05)	14.72	(27.00)	250,539	0.79	0.79	1.37	95
R6	22.39	0.27	(5.76)	(5.49)	(0.33)	(1.75)	(2.08)	14.82	(26.94)	848,859	0.69	0.69	1.50	95
Y	22.38	0.24	(5.74)	(5.50)	(0.31)	(1.75)	(2.06)	14.82	(26.95)	855,067	0.79	0.76	1.40	95
F	21.15	0.25	(5.41)	(5.16)	(0.33)	(1.75)	(2.08)	13.91	(26.95)	536,325	0.69	0.69	1.50	95
For the Year Ended October 31, 2021
A	$16.66	$0.13	$4.51	$4.64	$(0.07)	$—	$(0.07)	$21.23	27.91%	$563,577	1.08%	1.07%	0.66%	99%
C	14.44	(0.03)	3.92	3.89	—	—	—	18.33	26.94	27,868	1.85	1.85	(0.14)	99
I	16.57	0.20	4.49	4.69	(0.13)	—	(0.13)	21.13	28.38	579,815	0.77	0.77	0.97	99
R3	16.93	0.06	4.60	4.66	(0.00)(5)	—	—	21.59	27.54	36,293	1.40	1.40	0.31	99
R4	17.27	0.13	4.69	4.82	(0.07)	—	(0.07)	22.02	27.94	110,424	1.10	1.10	0.63	99
R5	17.44	0.20	4.74	4.94	(0.13)	—	(0.13)	22.25	28.37	358,244	0.79	0.79	0.94	99
R6	17.55	0.23	4.75	4.98	(0.14)	—	(0.14)	22.39	28.47	1,037,195	0.69	0.69	1.06	99
Y	17.55	0.21	4.75	4.96	(0.13)	—	(0.13)	22.38	28.34	1,299,603	0.79	0.75	0.97	99
F	16.58	0.21	4.50	4.71	(0.14)	—	(0.14)	21.15	28.51	776,074	0.69	0.69	1.04	99
The Hartford International Value Fund
For the Year Ended October 31, 2025
A	$18.90	$0.61	$4.82	$5.43	$(0.56)	$—	$(0.56)	$23.77	29.75%	$238,773	1.17%	1.17%	2.92%	19%
C	18.64	0.44	4.79	5.23	(0.42)	—	(0.42)	23.45	28.79	17,100	1.91	1.91	2.12	19
I	19.03	0.69	4.82	5.51	(0.61)	—	(0.61)	23.93	30.08	6,136,844	0.94	0.90	3.27	19
R3	18.91	0.56	4.82	5.38	(0.49)	—	(0.49)	23.80	29.33	2,851	1.50	1.50	2.64	19
R4	18.87	0.57	4.85	5.42	(0.56)	—	(0.56)	23.73	29.76	8,905	1.19	1.19	2.80	19
R5	19.10	0.66	4.88	5.54	(0.61)	—	(0.61)	24.03	30.12	63,311	0.90	0.90	3.18	19
R6	19.55	0.70	5.00	5.70	(0.63)	—	(0.63)	24.62	30.26	563,945	0.80	0.80	3.26	19
Y	19.52	0.69	4.98	5.67	(0.61)	—	(0.61)	24.58	30.12	1,784,007	0.89	0.89	3.21	19
F	19.05	0.72	4.83	5.55	(0.63)	—	(0.63)	23.97	30.27	2,056,427	0.79	0.79	3.37	19
For the Year Ended October 31, 2024
A	$16.11	$0.53	$2.70	$3.23	$(0.44)	$—	$(0.44)	$18.90	20.28%	$148,743	1.17%	1.17%	2.90%	19%
C	15.91	0.39	2.68	3.07	(0.34)	—	(0.34)	18.64	19.41	7,616	1.93	1.93	2.18	19
I	16.20	0.58	2.73	3.31	(0.48)	—	(0.48)	19.03	20.66	2,557,186	0.91	0.90	3.15	19
R3	16.13	0.42	2.76	3.18	(0.40)	—	(0.40)	18.91	19.88	948	1.52	1.52	2.29	19
R4	16.07	0.54	2.68	3.22	(0.42)	—	(0.42)	18.87	20.26	8,536	1.20	1.20	2.97	19
R5	16.26	0.60	2.72	3.32	(0.48)	—	(0.48)	19.10	20.64	52,034	0.90	0.90	3.23	19
R6	16.64	0.62	2.78	3.40	(0.49)	—	(0.49)	19.55	20.69	408,059	0.81	0.81	3.27	19
Y	16.62	0.61	2.77	3.38	(0.48)	—	(0.48)	19.52	20.59	1,418,853	0.90	0.90	3.23	19
F	16.22	0.58	2.74	3.32	(0.49)	—	(0.49)	19.05	20.80	717,396	0.80	0.80	3.19	19
The accompanying notes are an integral part of these financial statements.

59

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Value Fund – (continued)
For the Year Ended October 31, 2023
A	$13.61	$0.42	$2.48	$2.90	$(0.40)	$—	$(0.40)	$16.11	21.54%	$120,223	1.19%	1.19%	2.58%	25%
C	13.39	0.32	2.42	2.74	(0.22)	—	(0.22)	15.91	20.61	5,551	1.94	1.94	1.99	25
I	13.68	0.50	2.46	2.96	(0.44)	—	(0.44)	16.20	21.86	1,837,623	0.92	0.92	3.06	25
R3	13.63	0.36	2.49	2.85	(0.35)	—	(0.35)	16.13	21.10	938	1.54	1.54	2.20	25
R4	13.57	0.46	2.43	2.89	(0.39)	—	(0.39)	16.07	21.47	5,387	1.24	1.23	2.86	25
R5	13.73	0.49	2.47	2.96	(0.43)	—	(0.43)	16.26	21.83	36,721	0.91	0.91	2.98	25
R6	14.04	0.62	2.43	3.05	(0.45)	—	(0.45)	16.64	21.98	307,970	0.82	0.82	3.58	25
Y	14.02	0.49	2.55	3.04	(0.44)	—	(0.44)	16.62	21.93	759,465	0.89	0.89	2.94	25
F	13.70	0.49	2.48	2.97	(0.45)	—	(0.45)	16.22	21.94	553,154	0.82	0.82	2.99	25
For the Year Ended October 31, 2022
A	$16.64	$0.40	$(2.95)	$(2.55)	$(0.48)	$—	$(0.48)	$13.61	(15.74)%	$61,526	1.21%	1.21%	2.63%	32%
C	16.36	0.28	(2.92)	(2.64)	(0.33)	—	(0.33)	13.39	(16.42)	3,256	1.97	1.97	1.84	32
I	16.72	0.44	(2.96)	(2.52)	(0.52)	—	(0.52)	13.68	(15.52)	1,147,284	0.93	0.92	2.89	32
R3	16.65	0.34	(2.95)	(2.61)	(0.41)	—	(0.41)	13.63	(16.04)	618	1.55	1.55	2.26	32
R4	16.59	0.39	(2.94)	(2.55)	(0.47)	—	(0.47)	13.57	(15.79)	3,265	1.25	1.25	2.58	32
R5	16.78	0.44	(2.97)	(2.53)	(0.52)	—	(0.52)	13.73	(15.53)	31,492	0.94	0.94	2.87	32
R6	17.14	0.46	(3.03)	(2.57)	(0.53)	—	(0.53)	14.04	(15.42)	24,542	0.83	0.83	2.92	32
Y	17.13	0.46	(3.04)	(2.58)	(0.53)	—	(0.53)	14.02	(15.53)	472,690	0.91	0.91	2.94	32
F	16.74	0.51	(3.02)	(2.51)	(0.53)	—	(0.53)	13.70	(15.42)	381,828	0.83	0.83	3.36	32
For the Year Ended October 31, 2021
A	$11.27	$0.29	$5.24	$5.53	$(0.16)	$—	$(0.16)	$16.64	49.38%	$58,055	1.23%	1.23%	1.88%	25%
C	11.12	0.15	5.20	5.35	(0.11)	—	(0.11)	16.36	48.27	7,693	1.97	1.97	1.00	25
I	11.40	0.34	5.28	5.62	(0.30)	—	(0.30)	16.72	49.79	1,370,819	0.95	0.95	2.19	25
R3	11.36	0.25	5.26	5.51	(0.22)	—	(0.22)	16.65	48.84	704	1.56	1.56	1.59	25
R4	11.32	0.28	5.24	5.52	(0.25)	—	(0.25)	16.59	49.24	4,081	1.26	1.26	1.79	25
R5	11.44	0.32	5.31	5.63	(0.29)	—	(0.29)	16.78	49.76	37,168	0.94	0.94	2.09	25
R6	11.68	0.31	5.45	5.76	(0.30)	—	(0.30)	17.14	49.88	30,933	0.84	0.84	2.01	25
Y	11.67	0.35	5.41	5.76	(0.30)	—	(0.30)	17.13	49.84	438,442	0.91	0.90	2.19	25
F	11.41	0.32	5.32	5.64	(0.31)	—	(0.31)	16.74	49.94	238,372	0.84	0.84	2.10	25
Hartford Schroders Emerging Markets Equity Fund
For the Year Ended October 31, 2025
A	$17.37	$0.04	$5.73	$5.77	$(0.17)	$—	$(0.17)	$22.97	33.55%	$134,292	1.42%	1.41%	0.24%	51%
C	17.11	0.04	5.56	5.60	(0.01)	—	(0.01)	22.70	32.73	3,024	2.07	2.07	0.23	51
I	17.33	0.20	5.62	5.82	(0.19)	—	(0.19)	22.96	34.01	1,561,178	1.12	1.12	1.10	51
R3	17.20	0.14	5.55	5.69	(0.12)	—	(0.12)	22.77	33.33	191	1.69	1.63	0.77	51
R4	17.36	0.19	5.60	5.79	(0.15)	—	(0.15)	23.00	33.70	8,607	1.37	1.37	1.02	51
R5	17.49	0.28	5.61	5.89	(0.20)	—	(0.20)	23.18	34.14	2	1.08	1.08	1.55	51
Y	17.48	0.24	5.64	5.88	(0.20)	—	(0.20)	23.16	34.07	112,999	1.08	1.08	1.30	51
F	17.35	0.30	5.54	5.84	(0.22)	—	(0.22)	22.97	34.14	2,294,381	0.97	0.97	1.59	51
SDR	17.38	0.26	5.60	5.86	(0.22)	—	(0.22)	23.02	34.20	2,299,887	0.97	0.97	1.41	51
The accompanying notes are an integral part of these financial statements.

60

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders Emerging Markets Equity Fund – (continued)
For the Year Ended October 31, 2024
A	$14.39	$0.20	$2.99	$3.19	$(0.21)	$—	$(0.21)	$17.37	22.31%	$1,390,340	1.46%	1.44%	1.23%	45%
C	14.14	0.07	2.95	3.02	(0.05)	—	(0.05)	17.11	21.40	3,009	2.15	2.15	0.44	45
I	14.34	0.23	2.97	3.20	(0.21)	—	(0.21)	17.33	22.47	2,195,507	1.23	1.23	1.44	45
R3	14.23	0.16	2.94	3.10	(0.13)	—	(0.13)	17.20	21.90	122	1.77	1.71	0.98	45
R4	14.37	0.20	2.97	3.17	(0.18)	—	(0.18)	17.36	22.17	6,705	1.46	1.46	1.20	45
R5	14.33	0.25	2.98	3.23	(0.07)	—	(0.07)	17.49	22.62	32	1.17	1.17	1.50	45
Y	14.46	0.24	3.00	3.24	(0.22)	—	(0.22)	17.48	22.65	92,686	1.16	1.16	1.48	45
F	14.35	0.26	2.98	3.24	(0.24)	—	(0.24)	17.35	22.76	773,890	1.05	1.05	1.60	45
SDR	14.38	0.26	2.98	3.24	(0.24)	—	(0.24)	17.38	22.71	2,014,305	1.05	1.05	1.60	45
For the Year Ended October 31, 2023
A	$13.24	$0.16	$1.22	$1.38	$(0.23)	$—	$(0.23)	$14.39	10.37%	$857,303	1.50%	1.46%	1.06%	47%
C	12.96	0.08	1.17	1.25	(0.07)	—	(0.07)	14.14	9.65	3,655	2.16	2.16	0.53	47
I	13.20	0.22	1.19	1.41	(0.27)	—	(0.27)	14.34	10.65	1,738,829	1.26	1.26	1.43	47
R3	13.11	0.15	1.18	1.33	(0.21)	—	(0.21)	14.23	10.12	90	1.79	1.72	0.98	47
R4	13.23	0.18	1.20	1.38	(0.24)	—	(0.24)	14.37	10.44	5,602	1.47	1.47	1.21	47
R5	13.20	0.27	1.14	1.41	(0.28)	—	(0.28)	14.33	10.67	23	1.19	1.19	1.77	47
Y	13.24	0.23	1.19	1.42	(0.20)	—	(0.20)	14.46	10.70	98,715	1.18	1.18	1.50	47
F	13.21	0.25	1.19	1.44	(0.30)	—	(0.30)	14.35	10.88	687,024	1.07	1.07	1.62	47
SDR	13.24	0.25	1.19	1.44	(0.30)	—	(0.30)	14.38	10.85	1,631,209	1.07	1.07	1.64	47
For the Year Ended October 31, 2022
A	$20.05	$0.22	$(7.00)	$(6.78)	$(0.03)	$—	$(0.03)	$13.24	(33.86)%	$70,886	1.56%	1.56%	1.29%	39%
C	19.76	0.11	(6.86)	(6.75)	(0.05)	—	(0.05)	12.96	(34.23)	4,071	2.15	2.15	0.68	39
I	20.13	0.27	(6.97)	(6.70)	(0.23)	—	(0.23)	13.20	(33.63)	1,691,881	1.25	1.25	1.62	39
R3	19.99	0.19	(6.93)	(6.74)	(0.14)	—	(0.14)	13.11	(33.94)	76	1.78	1.70	1.14	39
R4	20.18	0.23	(7.00)	(6.77)	(0.18)	—	(0.18)	13.23	(33.81)	5,013	1.47	1.47	1.39	39
R5	20.14	0.28	(6.98)	(6.70)	(0.24)	—	(0.24)	13.20	(33.62)	294	1.18	1.18	1.66	39
Y	20.20	0.31	(7.02)	(6.71)	(0.25)	—	(0.25)	13.24	(33.58)	97,257	1.17	1.17	1.82	39
F	20.15	0.30	(6.97)	(6.67)	(0.27)	—	(0.27)	13.21	(33.52)	661,403	1.06	1.06	1.78	39
SDR	20.19	0.29	(6.97)	(6.68)	(0.27)	—	(0.27)	13.24	(33.50)	2,295,024	1.06	1.06	1.75	39
For the Year Ended October 31, 2021
A	$17.22	$0.06	$2.95	$3.01	$(0.18)	$—	$(0.18)	$20.05	17.47%	$99,011	1.44%	1.44%	0.28%	36%
C	16.93	0.01	2.82	2.83	—	—	—	19.76	16.72	8,835	2.13	2.13	0.03	36
I	17.22	0.21	2.86	3.07	(0.16)	—	(0.16)	20.13	17.82	2,326,811	1.23	1.23	1.01	36
R3	17.11	0.10	2.85	2.95	(0.07)	—	(0.07)	19.99	17.27	100	1.77	1.68	0.47	36
R4	17.29	0.14	2.90	3.04	(0.15)	—	(0.15)	20.18	17.57	5,485	1.47	1.47	0.68	36
R5	17.22	0.21	2.86	3.07	(0.15)	—	(0.15)	20.14	17.87	412	1.17	1.17	1.01	36
Y	17.25	0.29	2.78	3.07	(0.12)	—	(0.12)	20.20	17.82	890,765	1.16	1.16	1.41	36
F	17.24	0.24	2.86	3.10	(0.19)	—	(0.19)	20.15	17.99	1,049,336	1.05	1.05	1.15	36
SDR	17.27	0.26	2.85	3.11	(0.19)	—	(0.19)	20.19	18.02	2,361,023	1.05	1.05	1.23	36
Hartford Schroders International Contrarian Value Fund
For the Year Ended October 31, 2025
A	$13.28	$0.35	$3.28	$3.63	$(0.18)	$(0.19)	$(0.37)	$16.54	28.22%	$3,612	1.16%	1.13%	2.22%	38%
C	13.29	0.41	3.23	3.64	(0.08)	(0.19)	(0.27)	16.66	28.01	513	1.88	1.30	2.69	38
I	13.28	0.52	3.13	3.65	(0.22)	(0.19)	(0.41)	16.52	28.45	80,120	0.92	0.85	3.46	38
R5	13.28	0.54	3.12	3.66	(0.22)	(0.19)	(0.41)	16.53	28.60	228	0.86	0.80	3.69	38
Y	13.28	0.40	3.25	3.65	(0.22)	(0.19)	(0.41)	16.52	28.52	5,173	0.92	0.80	2.57	38
F	13.28	0.57	3.10	3.67	(0.23)	(0.19)	(0.42)	16.53	28.73	44,100	0.84	0.70	3.94	38
SDR	13.28	0.56	3.11	3.67	(0.23)	(0.19)	(0.42)	16.53	28.72	16,925	0.84	0.70	3.85	38
The accompanying notes are an integral part of these financial statements.

61

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders International Contrarian Value Fund – (continued)
For the Period Ended October 31, 2024
A(6)	$10.99	$0.39	$2.04	$2.43	$(0.11)	$(0.03)	$(0.14)	$13.28	22.31%(7)	$422	1.64%(8)	1.15%(8)	3.18%(8)	42%
C(6)	10.99	0.33	2.01	2.34	(0.01)	(0.03)	(0.04)	13.29	21.43 (7)	121	2.36 (8)	1.95 (8)	2.73 (8)	42
I	10.70	0.44	2.31	2.75	(0.14)	(0.03)	(0.17)	13.28	26.00	20,634	1.38	0.85	3.57	42
R5 (6)	10.99	0.47	2.00	2.47	(0.15)	(0.03)	(0.18)	13.28	22.74 (7)	123	1.37 (8)	0.80 (8)	3.88 (8)	42
Y(6)	10.99	0.43	2.04	2.47	(0.15)	(0.03)	(0.18)	13.28	22.74 (7)	234	1.38 (8)	0.80 (8)	3.50 (8)	42
F(6)	10.99	0.40	2.08	2.48	(0.16)	(0.03)	(0.19)	13.28	22.86 (7)	3,175	1.36 (8)	0.70 (8)	3.25 (8)	42
SDR	10.70	0.48	2.29	2.77	(0.16)	(0.03)	(0.19)	13.28	26.19	14,395	1.36	0.70	3.89	42
For the Year Ended October 31, 2023
I	$8.75	$0.24	$1.91	$2.15	$(0.20)	$—	$(0.20)	$10.70	24.82%	$12,203	1.81%	0.78%	2.17%	15%
SDR	8.75	0.25	1.90	2.15	(0.20)	—	(0.20)	10.70	24.84	11,600	1.80	0.70	2.23	15
For the Period Ended October 31, 2022 (9)
I	$10.00	$0.13	$(1.38)	$(1.25)	$—	$—	$—	$8.75	(12.50)%(7)	$438	14.98%(8)	0.70%(8)	3.29%(8)	8%(10)
SDR	10.00	0.13	(1.38)	(1.25)	—	—	—	8.75	(12.50)(7)	437	14.78 (8)	0.70 (8)	3.29 (8)	8 (10)
Hartford Schroders International Multi-Cap Value Fund
For the Year Ended October 31, 2025
A	$10.33	$0.29	$3.17	$3.46	$(0.29)	$—	$(0.29)	$13.50	33.99%	$135,409	1.11%	1.11%	2.53%	120%
C	10.27	0.20	3.15	3.35	(0.19)	—	(0.19)	13.43	33.03	5,514	1.87	1.87	1.77	120
I	10.33	0.32	3.15	3.47	(0.31)	—	(0.31)	13.49	34.21	676,038	0.86	0.86	2.76	120
R3	10.30	0.26	3.15	3.41	(0.26)	—	(0.26)	13.45	33.54	23,550	1.46	1.39	2.22	120
R4	10.30	0.27	3.17	3.44	(0.28)	—	(0.28)	13.46	33.92	3,756	1.16	1.16	2.41	120
R5	10.32	0.31	3.17	3.48	(0.32)	—	(0.32)	13.48	34.27	18,316	0.84	0.84	2.69	120
Y	10.32	0.32	3.16	3.48	(0.32)	—	(0.32)	13.48	34.26	288,990	0.85	0.85	2.77	120
F	10.33	0.33	3.17	3.50	(0.33)	—	(0.33)	13.50	34.47	477,574	0.74	0.74	2.86	120
SDR	10.31	0.34	3.16	3.50	(0.33)	—	(0.33)	13.48	34.54	1,020,123	0.75	0.75	2.90	120
For the Year Ended October 31, 2024
A	$8.71	$0.29	$1.59	$1.88	$(0.26)	$—	$(0.26)	$10.33	21.74%	$109,822	1.12%	1.12%	2.88%	142%
C	8.66	0.21	1.59	1.80	(0.19)	—	(0.19)	10.27	20.82	6,687	1.86	1.86	2.11	142
I	8.71	0.30	1.61	1.91	(0.29)	—	(0.29)	10.33	22.04	534,371	0.87	0.87	3.05	142
R3	8.69	0.26	1.59	1.85	(0.24)	—	(0.24)	10.30	21.36	16,713	1.47	1.40	2.62	142
R4	8.69	0.29	1.58	1.87	(0.26)	—	(0.26)	10.30	21.61	4,918	1.17	1.17	2.88	142
R5	8.70	0.32	1.59	1.91	(0.29)	—	(0.29)	10.32	22.08	19,615	0.86	0.86	3.17	142
Y	8.70	0.30	1.61	1.91	(0.29)	—	(0.29)	10.32	22.07	234,985	0.86	0.86	2.99	142
F	8.71	0.32	1.60	1.92	(0.30)	—	(0.30)	10.33	22.17	433,930	0.76	0.76	3.19	142
SDR	8.70	0.32	1.59	1.91	(0.30)	—	(0.30)	10.31	22.08	749,283	0.76	0.76	3.19	142
For the Year Ended October 31, 2023
A	$8.05	$0.25	$0.74	$0.99	$(0.33)	$—	$(0.33)	$8.71	12.31%	$101,003	1.12%	1.12%	2.78%	112%
C	8.00	0.18	0.75	0.93	(0.27)	—	(0.27)	8.66	11.54	8,166	1.85	1.85	2.01	112
I	8.05	0.28	0.74	1.02	(0.36)	—	(0.36)	8.71	12.61	589,668	0.85	0.85	3.03	112
R3	8.03	0.23	0.74	0.97	(0.31)	—	(0.31)	8.69	12.01	14,425	1.46	1.42	2.49	112
R4	8.03	0.25	0.74	0.99	(0.33)	—	(0.33)	8.69	12.30	5,126	1.16	1.16	2.72	112
R5	8.04	0.28	0.74	1.02	(0.36)	—	(0.36)	8.70	12.64	16,238	0.85	0.85	3.05	112
Y	8.04	0.28	0.74	1.02	(0.36)	—	(0.36)	8.70	12.63	302,192	0.85	0.85	3.05	112
F	8.05	0.29	0.74	1.03	(0.37)	—	(0.37)	8.71	12.73	532,470	0.75	0.75	3.14	112
SDR	8.04	0.29	0.74	1.03	(0.37)	—	(0.37)	8.70	12.75	715,247	0.75	0.75	3.14	112
The accompanying notes are an integral part of these financial statements.

62

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders International Multi-Cap Value Fund – (continued)
For the Year Ended October 31, 2022
A	$10.32	$0.29	$(2.27)	$(1.98)	$(0.29)	$—	$(0.29)	$8.05	(19.57)%	$94,322	1.11%	1.11%	3.03%	101%
C	10.25	0.22	(2.26)	(2.04)	(0.21)	—	(0.21)	8.00	(20.16)	9,744	1.85	1.85	2.27	101
I	10.31	0.31	(2.26)	(1.95)	(0.31)	—	(0.31)	8.05	(19.29)	618,285	0.84	0.84	3.26	101
R3	10.28	0.25	(2.24)	(1.99)	(0.26)	—	(0.26)	8.03	(19.72)	13,320	1.46	1.40	2.68	101
R4	10.29	0.28	(2.26)	(1.98)	(0.28)	—	(0.28)	8.03	(19.59)	4,544	1.16	1.16	2.91	101
R5	10.30	0.29	(2.24)	(1.95)	(0.31)	—	(0.31)	8.04	(19.31)	13,333	0.85	0.85	3.08	101
Y	10.31	0.32	(2.27)	(1.95)	(0.32)	—	(0.32)	8.04	(19.36)	247,391	0.85	0.83	3.35	101
F	10.31	0.32	(2.26)	(1.94)	(0.32)	—	(0.32)	8.05	(19.19)	472,832	0.74	0.74	3.33	101
SDR	10.30	0.32	(2.26)	(1.94)	(0.32)	—	(0.32)	8.04	(19.21)	643,506	0.74	0.74	3.34	101
For the Year Ended October 31, 2021
A	$7.76	$0.21	$2.57	$2.78	$(0.22)	$—	$(0.22)	$10.32	36.00%	$98,511	1.11%	1.11%	2.12%	85%
C	7.71	0.13	2.56	2.69	(0.15)	—	(0.15)	10.25	34.97	14,700	1.85	1.85	1.34	85
I	7.75	0.24	2.57	2.81	(0.25)	—	(0.25)	10.31	36.41	713,835	0.85	0.85	2.39	85
R3	7.73	0.18	2.56	2.74	(0.19)	—	(0.19)	10.28	35.61	17,169	1.46	1.40	1.81	85
R4	7.74	0.23	2.54	2.77	(0.22)	—	(0.22)	10.29	35.96	5,890	1.16	1.16	2.28	85
R5	7.75	0.23	2.57	2.80	(0.25)	—	(0.25)	10.30	36.25	18,070	0.85	0.85	2.28	85
Y	7.75	0.24	2.57	2.81	(0.25)	—	(0.25)	10.31	36.43	285,533	0.85	0.82	2.44	85
F	7.76	0.25	2.56	2.81	(0.26)	—	(0.26)	10.31	36.35	578,284	0.75	0.75	2.52	85
SDR	7.74	0.25	2.57	2.82	(0.26)	—	(0.26)	10.30	36.57	871,784	0.75	0.75	2.49	85
Hartford Schroders International Stock Fund
For the Year Ended October 31, 2025
A	$18.84	$0.27	$3.97	$4.24	$(0.20)	$—	$(0.20)	$22.88	22.75%	$394,817	1.05%	1.05%	1.35%	35%
C	17.74	0.11	3.75	3.86	(0.06)	—	(0.06)	21.54	21.81	25,331	1.80	1.80	0.57	35
I	18.23	0.31	3.84	4.15	(0.25)	—	(0.25)	22.13	23.08	5,108,928	0.81	0.80	1.59	35
R3	18.04	0.19	3.81	4.00	(0.14)	—	(0.14)	21.90	22.39	5,479	1.37	1.37	0.98	35
R4	18.17	0.24	3.84	4.08	(0.18)	—	(0.18)	22.07	22.67	5,048	1.11	1.11	1.23	35
R5	18.24	0.31	3.83	4.14	(0.24)	—	(0.24)	22.14	23.03	35,429	0.79	0.79	1.57	35
Y	18.28	0.31	3.86	4.17	(0.24)	—	(0.24)	22.21	23.14	34,133	0.80	0.80	1.56	35
F	18.26	0.34	3.83	4.17	(0.26)	—	(0.26)	22.17	23.21	2,350,844	0.69	0.69	1.70	35
SDR	18.24	0.33	3.84	4.17	(0.26)	—	(0.26)	22.15	23.24	1,597,256	0.69	0.69	1.68	35
For the Year Ended October 31, 2024
A	$15.22	$0.23	$3.56	$3.79	$(0.17)	$—	$(0.17)	$18.84	25.01%	$338,084	1.04%	1.04%	1.29%	27%
C	14.35	0.09	3.36	3.45	(0.06)	—	(0.06)	17.74	24.07	21,453	1.80	1.80	0.55	27
I	14.73	0.27	3.44	3.71	(0.21)	—	(0.21)	18.23	25.33	3,573,948	0.80	0.78	1.56	27
R3	14.59	0.17	3.40	3.57	(0.12)	—	(0.12)	18.04	24.57	3,477	1.39	1.39	0.98	27
R4	14.67	0.21	3.44	3.65	(0.15)	—	(0.15)	18.17	24.96	3,389	1.11	1.11	1.21	27
R5	14.74	0.27	3.44	3.71	(0.21)	—	(0.21)	18.24	25.30	29,965	0.80	0.80	1.54	27
Y	14.77	0.21	3.51	3.72	(0.21)	—	(0.21)	18.28	25.28	36,861	0.80	0.80	1.23	27
F	14.75	0.29	3.45	3.74	(0.23)	—	(0.23)	18.26	25.48	1,763,658	0.69	0.69	1.64	27
SDR	14.74	0.29	3.44	3.73	(0.23)	—	(0.23)	18.24	25.42	924,344	0.69	0.69	1.65	27
The accompanying notes are an integral part of these financial statements.

63

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders International Stock Fund – (continued)
For the Year Ended October 31, 2023
A	$13.66	$0.20	$1.51	$1.71	$(0.15)	$—	$(0.15)	$15.22	12.58%	$270,142	1.05%	1.05%	1.25%	28%
C	12.88	0.08	1.43	1.51	(0.04)	—	(0.04)	14.35	11.70	18,355	1.80	1.80	0.50	28
I	13.23	0.23	1.47	1.70	(0.20)	—	(0.20)	14.73	12.88	2,577,667	0.80	0.80	1.50	28
R3	13.11	0.14	1.45	1.59	(0.11)	—	(0.11)	14.59	12.15	2,741	1.39	1.39	0.92	28
R4	13.18	0.20	1.44	1.64	(0.15)	—	(0.15)	14.67	12.50	3,477	1.12	1.12	1.30	28
R5	13.24	0.23	1.47	1.70	(0.20)	—	(0.20)	14.74	12.87	26,855	0.80	0.80	1.51	28
Y	13.27	0.23	1.47	1.70	(0.20)	—	(0.20)	14.77	12.84	121,306	0.81	0.81	1.51	28
F	13.26	0.25	1.45	1.70	(0.21)	—	(0.21)	14.75	12.89	1,149,690	0.70	0.70	1.57	28
SDR	13.24	0.25	1.46	1.71	(0.21)	—	(0.21)	14.74	12.98	712,263	0.70	0.70	1.60	28
For the Year Ended October 31, 2022
A	$19.07	$0.25	$(5.36)	$(5.11)	$(0.16)	$(0.14)	$(0.30)	$13.66	(27.22)%	$210,992	1.06%	1.06%	1.56%	35%
C	17.97	0.13	(5.07)	(4.94)	(0.01)	(0.14)	(0.15)	12.88	(27.71)	15,313	1.81	1.81	0.84	35
I	18.49	0.28	(5.19)	(4.91)	(0.21)	(0.14)	(0.35)	13.23	(27.04)	1,897,371	0.80	0.80	1.79	35
R3	18.31	0.15	(5.11)	(4.96)	(0.10)	(0.14)	(0.24)	13.11	(27.43)	1,988	1.42	1.41	1.01	35
R4	18.42	0.23	(5.17)	(4.94)	(0.16)	(0.14)	(0.30)	13.18	(27.26)	3,618	1.12	1.12	1.49	35
R5	18.49	0.27	(5.17)	(4.90)	(0.21)	(0.14)	(0.35)	13.24	(26.99)	23,775	0.81	0.81	1.76	35
Y	18.54	0.30	(5.22)	(4.92)	(0.21)	(0.14)	(0.35)	13.27	(27.03)	136,982	0.81	0.81	1.87	35
F	18.52	0.29	(5.18)	(4.89)	(0.23)	(0.14)	(0.37)	13.26	(26.93)	692,063	0.70	0.70	1.86	35
SDR	18.50	0.28	(5.17)	(4.89)	(0.23)	(0.14)	(0.37)	13.24	(26.96)	553,856	0.71	0.71	1.84	35
For the Year Ended October 31, 2021
A	$14.14	$0.16	$4.77	$4.93	$(0.00)(5)	$—	$—	$19.07	34.90%	$285,278	1.06%	1.06%	0.89%	28%
C	13.43	0.02	4.52	4.54	—	—	—	17.97	33.80	20,788	1.80	1.80	0.13	28
I	13.71	0.21	4.62	4.83	(0.05)	—	(0.05)	18.49	35.30	1,981,793	0.79	0.79	1.18	28
R3	13.63	0.10	4.58	4.68	—	—	—	18.31	34.34	1,190	1.42	1.41	0.55	28
R4	13.67	0.14	4.61	4.75	(0.00)(5)	—	—	18.42	34.78	3,841	1.12	1.12	0.79	28
R5	13.72	0.20	4.62	4.82	(0.05)	—	(0.05)	18.49	35.20	24,588	0.81	0.81	1.14	28
Y	13.76	0.21	4.62	4.83	(0.05)	—	(0.05)	18.54	35.17	248,058	0.81	0.81	1.17	28
F	13.74	0.22	4.63	4.85	(0.07)	—	(0.07)	18.52	35.36	618,602	0.70	0.70	1.25	28
SDR	13.73	0.22	4.62	4.84	(0.07)	—	(0.07)	18.50	35.31	447,317	0.71	0.71	1.25	28

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Amount is less than $0.01 per share.
(6)	Classes A, C, R5, Y and F of the Hartford Schroders International Contrarian Value Fund commenced operations on November 8, 2023.
(7)	Not annualized.
(8)	Annualized.
(9)	Commenced operations on May 24, 2022.
(10)	Reflects the Fund’s portfolio turnover for the period May 24, 2022 through October 31, 2022.
The accompanying notes are an integral part of these financial statements.

64

Hartford International/Global Equity Funds
 Notes to Financial Statements
 October 31, 2025

1.
Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and twelve series, respectively, as of October 31, 2025. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.
The Hartford Mutual Funds, Inc.:	Classes
Hartford Climate Opportunities Fund (the "Climate Opportunities Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Emerging Markets Equity Fund	A, C, I, R3, R4, R5, R6, Y and F
Hartford Global Impact Fund (the "Global Impact Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford International Equity Fund (the "International Equity Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford International Growth Fund (the "International Growth Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford International Opportunities Fund (the "International Opportunities Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford International Value Fund (the "International Value Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Mutual Funds II, Inc.:
Hartford Schroders Emerging Markets Equity Fund	A, C, I, R3, R4, R5, Y, F and SDR
Hartford Schroders International Contrarian Value Fund (the "International Contrarian Value Fund") (1)	A, C, I, R5, Y, F and SDR
Hartford Schroders International Multi-Cap Value Fund (the "International Multi-Cap Value Fund")	A, C, I, R3, R4, R5, Y, F and SDR
Hartford Schroders International Stock Fund (the "International Stock Fund")	A, C, I, R3, R4, R5, Y, F and SDR

(1)	Classes A, C, R5, Y and F of the International Contrarian Value Fund commenced operations on November 8, 2023.
Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y, F and SDR shares do not have a sales charge.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

65

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order

66

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Non-cash dividends, received in the form of securities, are recorded as income at fair value. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements. As of October 31, 2025, there were no repurchase agreements purchased through joint trading accounts.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business  on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any

67

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, Global Impact Fund, International Equity Fund, International Growth Fund, International Opportunities Fund, International Value Fund, Hartford Schroders Emerging Markets Equity Fund, International Contrarian Value Fund and International Stock Fund is to pay dividends from net investment income, if any, annually and realized gains, if any, at least once a year. The policy of International Multi-Cap Value Fund is to pay dividends from net investment income, if any, quarterly, and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and
Reclassification of Capital Accounts notes).
h)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of October 31, 2025.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the

68

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the year ended October 31, 2025, each of Hartford Emerging Markets Equity Fund, International Opportunities Fund, Hartford Schroders Emerging Markets Equity Fund, International Contrarian Value Fund and International Multi-Cap Value Fund had used Foreign Currency Contracts.
b)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the year ended October 31, 2025, each of Hartford Emerging Markets Equity Fund, International Equity Fund, International Value Fund, Hartford Schroders Emerging Markets Equity Fund and International Multi-Cap Value Fund had used Futures Contracts.
c)
Additional Derivative Instrument Information:
Hartford Emerging Markets Equity Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$252	$—	$252
Total	$—	$—	$—	$252	$—	$252

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$1,172,879	$—	$1,172,879
Net realized gain (loss) on foreign currency contracts	—	(51)	—	—	—	(51)
Total	$—	$(51)	$—	$1,172,879	$—	$1,172,828
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(47,850)	$—	$(47,850)
Total	$—	$—	$—	$(47,850)	$—	$(47,850)

69

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Hartford Emerging Markets Equity Fund – (continued)
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	80
Foreign Currency Contracts Sold at Contract Amount	$3,081
International Equity Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$29,536	$—	$29,536
Total	$—	$—	$—	$29,536	$—	$29,536
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$115,843	$—	$115,843
Total	$—	$—	$—	$115,843	$—	$115,843

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$1,538,811	$—	$1,538,811
Total	$—	$—	$—	$1,538,811	$—	$1,538,811
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$49,117	$—	$49,117
Total	$—	$—	$—	$49,117	$—	$49,117
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	113
International Opportunities Fund
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$2,746	$—	$—	$—	$2,746
Total	$—	$2,746	$—	$—	$—	$2,746

70

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

International Opportunities Fund – (continued)
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Sold at Contract Amount	$12,003
International Value Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$203,680	$—	$203,680
Total	$—	$—	$—	$203,680	$—	$203,680

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$19,254,048	$—	$19,254,048
Total	$—	$—	$—	$19,254,048	$—	$19,254,048
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$2,524,668	$—	$2,524,668
Total	$—	$—	$—	$2,524,668	$—	$2,524,668
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	726
Hartford Schroders Emerging Markets Equity Fund
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(526,074)	$—	$(526,074)
Net realized gain (loss) on foreign currency contracts	—	21,306	—	—	—	21,306
Total	$—	$21,306	$—	$(526,074)	$—	$(504,768)

71

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Hartford Schroders Emerging Markets Equity Fund – (continued)
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	108
Foreign Currency Contracts Purchased at Contract Amount	$527,608
Foreign Currency Contracts Sold at Contract Amount	$126,537
International Contrarian Value Fund
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$(422,549)	$—	$—	$—	$(422,549)
Total	$—	$(422,549)	$—	$—	$—	$(422,549)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(296)	$—	$—	$—	$(296)
Total	$—	$(296)	$—	$—	$—	$(296)
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased at Contract Amount	$9,148,688
International Multi-Cap Value Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$162,920	$—	$162,920
Total	$—	$—	$—	$162,920	$—	$162,920

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

72

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

International Multi-Cap Value Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$886,472	$—	$886,472
Net realized gain (loss) on foreign currency contracts	—	2,184,678	—	—	—	2,184,678
Total	$—	$2,184,678	$—	$886,472	$—	$3,071,150
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(162,920)	$—	$(162,920)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	151,816	—	—	—	151,816
Total	$—	$151,816	$—	$(162,920)	$—	$(11,104)
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	57
Foreign Currency Contracts Purchased at Contract Amount	$31,087,067
Foreign Currency Contracts Sold at Contract Amount	$31,239,328
d)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of October 31, 2025:
Hartford Emerging Markets Equity Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$252	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	252	—
Derivatives not subject to a MNA	(252)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

International Equity Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$29,536	$(115,843)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	29,536	(115,843)
Derivatives not subject to a MNA	(29,536)	115,843
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

73

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

International Value Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(203,680)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(203,680)
Derivatives not subject to a MNA	—	203,680
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

International Multi-Cap Value Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(162,920)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(162,920)
Derivatives not subject to a MNA	—	162,920
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Geopolitical events (including wars, military conflicts, trade disputes, tariffs, economic sanctions, export controls, retaliatory measures, pandemics and epidemics) may inject uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services, and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2025. Accordingly, no provision for federal income or excise taxes

74

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), reclassification of dividend income, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.
c)
Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the years ended October 31, 2025 and October 31, 2024 are as follows:
	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
Fund	Ordinary Income	Long-Term Capital Gains(1)	Ordinary Income	Long-Term Capital Gains(1)
Climate Opportunities Fund	$2,397,023	$930,911	$900,007	$—
Hartford Emerging Markets Equity Fund	10,700,023	—	16,343,042	—
Global Impact Fund	2,480,009	—	2,070,614	—
International Equity Fund	11,818,607	—	13,154,857	—
International Growth Fund	1,040,895	—	2,251,998	—
International Opportunities Fund	55,722,270	—	59,500,160	—
International Value Fund	175,684,697	—	111,331,421	—
Hartford Schroders Emerging Markets Equity Fund	75,000,072	—	77,300,255	—
International Contrarian Value Fund	2,130,819	404,926	406,287	8,661
International Multi-Cap Value Fund	62,263,371	—	64,001,738	—
International Stock Fund	94,000,232	—	71,000,233	—

(1)	The Funds designate these distributions as long-term capital gains dividends pursuant to IRC Sec 852(b)(3)(c).
As of October 31, 2025, the components of total accumulated earnings (deficit) for each Fund on a tax basis are as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
Climate Opportunities Fund	$873,984	$5,664,031	$—	$—	$31,763,423	$38,301,438
Hartford Emerging Markets Equity Fund	13,794,537	10,586,891	—	—	101,111,852	125,493,280
Global Impact Fund	1,703,564	—	(30,661,409)	—	61,422,454	32,464,609
International Equity Fund	14,996,216	32,151,828	—	—	189,157,925	236,305,969
International Growth Fund	3,671,530	1,280,669	—	—	148,301,792	153,253,991
International Opportunities Fund	62,131,621	243,605,914	—	—	1,074,358,585	1,380,096,120
International Value Fund	390,635,632	255,106,160	—	—	1,823,670,851	2,469,412,643
Hartford Schroders Emerging Markets Equity Fund	95,928,326	—	(969,800,317)	—	2,891,614,754	2,017,742,763
International Contrarian Value Fund	7,968,164	1,333,115	—	(1,707)	19,817,701	29,117,273
International Multi-Cap Value Fund	39,028,000	101,821,984	—	—	576,295,140	717,145,124
International Stock Fund	254,883,869	—	(9,407,219)	—	2,168,747,112	2,414,223,762
d)
Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as non-deductible expenses from partnership adjustments and earnings and profits distributed to shareholders on redemptions of shares. Adjustments are made to reflect the impact these items have on the current and future earnings distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2025, the Funds recorded reclassifications to increase (decrease) the accounts listed below:
Fund	Paid-in-Capital	Distributable Earnings (Loss)
Climate Opportunities Fund	$824,186	$(824,186)
International Equity Fund	(1,828)	1,828
International Opportunities Fund	1	(1)
International Contrarian Value Fund	1	(1)

75

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

e)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2025 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Global Impact Fund*	$14,562,919	$16,098,490
Hartford Schroders Emerging Markets Equity Fund	893,771,787	76,028,530
International Stock Fund	9,407,219	—

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended October 31, 2025, Hartford Emerging Markets Equity Fund utilized $24,648,607, Global Impact Fund utilized $10,889,620, International Equity Fund utilized $5,206,709, International Growth Fund utilized $18,674,628, International Opportunities Fund utilized $116,379,620, International Value Fund utilized $32,062,014, Hartford Schroders Emerging Markets Equity Fund utilized $351,840,758, International Multi-Cap Value Fund utilized $139,755,403 and International Stock Fund utilized $272,799,115 of prior year capital loss carryforwards, respectively.
The Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, International Equity Fund, International Growth Fund, International Opportunities Fund, International Value Fund, International Contrarian Value Fund and International Multi-Cap Value Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2025.
f)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at October 31, 2025 is different from book purposes primarily due to wash sale loss deferrals and adjustments related to PFICs. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation, was also different from book purposes primarily due to wash sale loss deferrals, mark-to-market adjustments on derivatives, mark-to-market adjustments on PFICs, partnership adjustments and reclassification of dividend income. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Climate Opportunities Fund	$89,888,688	$34,126,987	$(2,376,541)	$31,750,446
Hartford Emerging Markets Equity Fund	378,448,497	128,087,153	(25,666,361)	102,420,792
Global Impact Fund	255,635,614	75,311,814	(13,604,883)	61,706,931
International Equity Fund	488,185,435	209,077,418	(19,315,086)	189,762,332
International Growth Fund	230,430,383	151,221,152	(3,022,763)	148,198,389
International Opportunities Fund	2,887,126,061	1,135,579,401	(59,096,392)	1,076,483,009
International Value Fund	8,871,736,738	2,193,942,600	(368,207,824)	1,825,734,776
Hartford Schroders Emerging Markets Equity Fund	3,465,481,253	2,993,535,078	(72,574,590)	2,920,960,488
International Contrarian Value Fund	126,736,447	24,098,756	(4,281,114)	19,817,642
International Multi-Cap Value Fund	2,040,208,205	597,402,355	(20,457,898)	576,944,457
International Stock Fund	7,178,793,010	2,300,475,746	(132,580,729)	2,167,895,017
g)
Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, HFMC reviews each Fund’s tax positions for all open tax years. As of October 31, 2025, HFMC had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended October 31, 2025, the Funds did not incur any interest or penalties. HFMC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund's investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (formerly, The Hartford Financial Services Group, Inc.) (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund.  HFMC has entered into sub-advisory agreements with each of Wellington Management Company LLP (“Wellington Management”)

76

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

and Schroder Investment Management North America Inc. (“SIMNA”).  Wellington Management serves as a sub-adviser to each of Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, Global Impact Fund, International Equity Fund, International Growth Fund, International Opportunities Fund, and International Value Fund (each a “Wellington Sub-Advised Fund” and collectively, the “Wellington Sub-Advised Funds”). Wellington Management performs the daily investment of the assets for the Wellington Sub-Advised Funds (or portion thereof in the case of Climate Opportunities Fund). SIMNA serves as the sub-adviser to each of Climate Opportunities Fund, Hartford Schroders Emerging Markets Equity Fund, International Contrarian Value Fund, International Multi-Cap Value Fund and International Stock Fund (each a “Schroders Sub-Advised Fund” and collectively, the “Schroders Sub-Advised Funds”), and Schroder Investment Management North America Limited ("SIMNA Ltd."), an affiliate of SIMNA, serves as a sub-sub-adviser to each of the Schroders Sub-Advised Funds. SIMNA performs the daily investment of the assets for the Schroders Sub-Advised Funds (or portion thereof in the case of Climate Opportunities Fund), and SIMNA may allocate assets to or from SIMNA Ltd. in connection with the daily investment of the assets for the Schroders Sub-Advised Funds (or portion thereof in the case of Climate Opportunities Fund). HFMC pays a sub-advisory fee to Wellington Management and/or SIMNA, as applicable, out of its management fee. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd. out of the sub-advisory fees received from HFMC.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of October 31, 2025; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Climate Opportunities Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion
Hartford Emerging Markets Equity Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% over $1 billion
Global Impact Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion
International Equity Fund	0.4600% on first $1 billion and;
0.4500% on next $1 billion and;
0.4400% on next $3 billion and;
0.4300% over $5 billion
International Growth Fund	0.8000% on first $250 million and;
0.7500% on next $250 million and;
0.7000% on next $500 million and;
0.6500% over $1 billion
International Opportunities Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6400% on next $1.5 billion and;
0.6350% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6250% over $10 billion
International Value Fund	0.8500% on first $500 million and;
0.8000% on next $500 million and;
0.7500% on next $4 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion
Hartford Schroders Emerging Markets Equity Fund	0.9500% on first $1 billion and;
0.9000% on next $4 billion and;
0.8900% on next $5 billion and;
0.8850% over $10 billion
International Contrarian Value Fund	0.6500% on first $1 billion and;
0.6100% over $1 billion

77

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Fund	Management Fee Rates
International Multi-Cap Value Fund	0.7200% on first $1 billion and;
0.6800% on next $4 billion and;
0.6750% on next $5 billion and;
0.6700% over $10 billion
International Stock Fund	0.6700% on first $1 billion and;
0.6500% on next $4 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion
For the period November 1, 2024 through November 26, 2024, the investment management fee rate for the Hartford Schroders Emerging Markets Equity Fund was accrued daily and paid monthly based on the Fund’s average daily net assets, at the rate below.
Fund	Management Fee Rates
Hartford Schroders Emerging Markets Equity Fund	1.0500% on first $1 billion and;
1.0000% on next $4 billion and;
0.9900% on next $5 billion and;
0.9850% over $10 billion
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of October 31, 2025, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2026 (unless the applicable Board of Directors approves its earlier termination) as follows for each of the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Climate Opportunities Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%	N/A
Hartford Emerging Markets Equity Fund	1.45%	2.20%	1.16%	1.70%	1.45%	1.15%	0.98%	1.10%	0.98%	N/A
Global Impact Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%	N/A
International Growth Fund	1.30%	2.05%	0.98%	1.57%	1.27%	1.00%	0.85%	0.95%	0.85%	N/A
International Contrarian Value Fund	1.15%	1.95%	0.85%	N/A	N/A	0.80%	N/A	0.80%	0.70%	0.70%
d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the year ended October 31, 2025, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. For the year ended October 31, 2025, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the financial highlights.

78

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the year ended October 31, 2025, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Climate Opportunities Fund	$37,404	$4,012
Hartford Emerging Markets Equity Fund	12,331	74
Global Impact Fund	61,887	302
International Equity Fund	89,935	567
International Growth Fund	47,153	1,132
International Opportunities Fund	181,083	1,062
International Value Fund	349,001	6,859
Hartford Schroders Emerging Markets Equity Fund	12,753	—
International Contrarian Value Fund	8,055	—
International Multi-Cap Value Fund	85,014	1,869
International Stock Fund	231,111	6,313
The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class  R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.  Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable share class of the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors and Officers – For the year ended October 31, 2025, the  remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of each Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by HFMC and/or The Hartford or its subsidiaries. For the year ended October 31, 2025, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company's Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds

79

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.250%
Class C	0.250%
Class I	0.200%
Class R3	0.220%
Class R4	0.170%
Class R5	0.120%
Class R6	0.004%
Class Y	0.110%
Class F	0.004%
Class SDR	0.004%
Effective February 28, 2025, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below until February 28, 2026, unless the applicable Board of Directors approves its earlier termination.
Fund	Class A	Class I
International Value Fund	N/A	0.106%
Hartford Schroders Emerging Markets Equity Fund	0.200%	N/A
International Stock Fund	N/A	0.112%
From November 1, 2024 through November 26, 2024, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for Class A of the Fund listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class A
Hartford Schroders Emerging Markets Equity Fund	0.140%

From November 1, 2024 through February 28, 2025, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for Class I of the Fund listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class I
International Value Fund	0.100%
International Stock Fund	0.100%

Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the year ended October 31, 2025, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Climate Opportunities Fund	0.13%	0.17%	0.13%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
Hartford Emerging Markets Equity Fund	0.23%	0.25%	0.13%	0.21%	0.17%	0.06%	0.00%*	0.11%	0.00%*	N/A
Global Impact Fund	0.21%	0.25%	0.14%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
International Equity Fund	0.18%	0.25%	0.10%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
International Growth Fund	0.19%	0.25%	0.11%	0.22%	0.17%	0.12%	0.00%*	0.10%	0.00%*	N/A
International Opportunities Fund	0.14%	0.18%	0.09%	0.22%	0.17%	0.10%	0.00%*	0.10%	0.00%*	N/A
International Value Fund	0.13%	0.11%	0.10%	0.21%	0.15%	0.10%	0.00%*	0.09%	0.00%*	N/A
Hartford Schroders Emerging Markets Equity Fund	0.19%	0.10%	0.15%	0.22%	0.15%	0.11%	N/A	0.11%	0.00%*	0.00%*
International Contrarian Value Fund	0.06%	0.04%	0.08%	N/A	N/A	0.03%	N/A	0.08%	0.00%*	0.00%*
International Multi-Cap Value Fund	0.12%	0.12%	0.12%	0.22%	0.17%	0.10%	N/A	0.11%	0.00%*	0.00%*
International Stock Fund	0.11%	0.12%	0.11%	0.18%	0.17%	0.10%	N/A	0.11%	0.00%*	0.00%*

*	Percentage rounds to zero.

80

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of October 31, 2025.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Climate Opportunities Fund	$992,552	$450,461	$563,756
Hartford Emerging Markets Equity Fund	1,779,491	63,900	1,860,894
Global Impact Fund	2,695,838	1,986,607	794,850
International Equity Fund	18,761,144	5,225,425	14,502,044
International Growth Fund	5,752,087	5,972,086	69,542
International Opportunities Fund	102,229,832	7,960,296	99,596,783
International Value Fund	122,540,465	9,740,773	118,981,442
Hartford Schroders Emerging Markets Equity Fund	16,152,612	8,053,505	9,018,611
International Contrarian Value Fund	3,772,034	229,400	3,718,733
International Multi-Cap Value Fund	42,878,074	23,813,263	21,241,704
International Stock Fund	—	—	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

9.
Affiliate Holdings:
As of October 31, 2025, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Climate Opportunities Fund	—	—	—	7%	93%	8%	—	—	—	N/A
Hartford Emerging Markets Equity Fund	—	—	—	0%*	—	8%	0%*	—	—	N/A
International Growth Fund	—	—	—	—	0%*	—	—	—	—	N/A
Hartford Schroders Emerging Markets Equity Fund	—	—	—	11%	—	100%	N/A	—	—	—
International Contrarian Value Fund	4%	30%	21%	N/A	N/A	69%	N/A	3%	0%*	0%*

81

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Climate Opportunities Fund	—	—	—	0%*	0%*	0%*	—	—	—	N/A
Hartford Emerging Markets Equity Fund	—	—	—	0%*	—	0%*	0%*	—	—	N/A
International Growth Fund	—	—	—	—	0%*	—	—	—	—	N/A
Hartford Schroders Emerging Markets Equity Fund	—	—	—	0%*	—	0%*	N/A	—	—	—
International Contrarian Value Fund	0%*	0%*	11%	N/A	N/A	0%*	N/A	0%*	0%*	0%*

*	Percentage rounds to zero.
As of October 31, 2025, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
International Growth Fund	17%
International Opportunities Fund	3%
Hartford Schroders Emerging Markets Equity Fund	1%
International Contrarian Value Fund	29%
International Multi-Cap Value Fund	2%

*	As of October 31, 2025, affiliated funds of funds and the 529 plan were invested in Class F shares.
10.
Investment Transactions:
For the year ended October 31, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Climate Opportunities Fund	$73,816,953	$98,286,488	$73,816,953	$98,286,488
Hartford Emerging Markets Equity Fund	458,884,992	432,076,124	458,884,992	432,076,124
Global Impact Fund	178,433,701	118,608,411	178,433,701	118,608,411
International Equity Fund	169,261,575	235,154,065	169,261,575	235,154,065
International Growth Fund	115,225,926	125,708,806	115,225,926	125,708,806
International Opportunities Fund	1,711,789,505	2,073,496,693	1,711,789,505	2,073,496,693
International Value Fund	5,124,540,660	1,490,039,855	5,124,540,660	1,490,039,855
Hartford Schroders Emerging Markets Equity Fund	3,026,187,846	4,587,156,161	3,026,187,846	4,587,156,161
International Contrarian Value Fund	122,324,539	38,121,185	122,324,539	38,121,185
International Multi-Cap Value Fund	2,683,441,483	2,809,789,915	2,683,441,483	2,809,789,915
International Stock Fund	3,883,686,044	2,654,381,697	3,883,686,044	2,654,381,697
11.
Capital Share Transactions:
The following information is for the year ended October 31, 2025 and the year or period ended October 31, 2024:
	For the Year Ended October 31, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Climate Opportunities Fund
Class A
Shares Sold	126,430	$2,152,066	413,547	$6,525,744
Shares Issued for Reinvested Dividends	53,962	913,998	8,843	136,714
Shares Redeemed	(561,091)	(9,662,248)	(487,066)	(7,585,740)
Net Increase (Decrease)	(380,699)	(6,596,184)	(64,676)	(923,282)
Class C
Shares Sold	8,367	$145,892	21,442	$318,408
Shares Issued for Reinvested Dividends	3,125	51,622	—	—
Shares Redeemed	(21,957)	(349,831)	(56,439)	(886,771)
Net Increase (Decrease)	(10,465)	(152,317)	(34,997)	(568,363)

82

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	266,752	$4,581,191	283,146	$4,326,972
Shares Issued for Reinvested Dividends	36,337	602,307	11,120	168,909
Shares Redeemed	(614,631)	(10,170,525)	(591,479)	(9,164,346)
Net Increase (Decrease)	(311,542)	(4,987,027)	(297,213)	(4,668,465)
Class R3
Shares Sold	3,966	$67,945	25,394	$347,718
Shares Issued for Reinvested Dividends	667	11,158	47	722
Shares Redeemed	(25,845)	(409,122)	(7,090)	(110,568)
Net Increase (Decrease)	(21,212)	(330,019)	18,351	237,872
Class R4
Shares Sold	20,400	$322,544	25	$386
Shares Issued for Reinvested Dividends	17	281	3	47
Shares Redeemed	(20,393)	(326,010)	—	(8)
Net Increase (Decrease)	24	(3,185)	28	425
Class R5
Shares Sold	5,901	$95,768	23,383	$357,191
Shares Issued for Reinvested Dividends	5,756	94,614	2,938	44,279
Shares Redeemed	(219,518)	(3,470,471)	(204,724)	(3,108,132)
Net Increase (Decrease)	(207,861)	(3,280,089)	(178,403)	(2,706,662)
Class R6
Shares Sold	344,540	$5,543,395	151,903	$2,362,931
Shares Issued for Reinvested Dividends	6,055	98,903	2,052	30,753
Shares Redeemed	(186,559)	(3,184,459)	(117,833)	(1,886,589)
Net Increase (Decrease)	164,036	2,457,839	36,122	507,095
Class Y
Shares Sold	31,560	$550,065	143,456	$2,159,726
Shares Issued for Reinvested Dividends	11,912	200,355	4,369	67,375
Shares Redeemed	(190,669)	(3,278,870)	(244,575)	(3,812,612)
Net Increase (Decrease)	(147,197)	(2,528,450)	(96,750)	(1,585,511)
Class F
Shares Sold	288,750	$4,977,168	452,404	$7,211,905
Shares Issued for Reinvested Dividends	77,398	1,316,092	27,702	431,871
Shares Redeemed	(862,446)	(14,957,275)	(957,996)	(15,433,445)
Net Increase (Decrease)	(496,298)	(8,664,015)	(477,890)	(7,789,669)
Total Net Increase (Decrease)	(1,411,214)	$(24,083,447)	(1,095,428)	$(17,496,560)
Hartford Emerging Markets Equity Fund
Class A
Shares Sold	206,977	$2,269,872	278,173	$2,598,324
Shares Issued for Reinvested Dividends	53,372	533,719	78,386	691,365
Shares Redeemed	(365,548)	(3,976,661)	(496,106)	(4,764,793)
Net Increase (Decrease)	(105,199)	(1,173,070)	(139,547)	(1,475,104)
Class C
Shares Sold	8,589	$89,384	5,500	$50,612
Shares Issued for Reinvested Dividends	1,589	15,670	3,866	33,631
Shares Redeemed	(39,448)	(405,948)	(57,455)	(540,523)
Net Increase (Decrease)	(29,270)	(300,894)	(48,089)	(456,280)
Class I
Shares Sold	7,012,874	$75,842,744	1,427,726	$13,923,140
Shares Issued for Reinvested Dividends	148,103	1,478,071	185,830	1,637,160
Shares Redeemed	(3,356,834)	(37,176,472)	(1,328,103)	(12,493,298)
Net Increase (Decrease)	3,804,143	40,144,343	285,453	3,067,002
Class R3
Shares Sold	47,914	$536,537	9,983	$94,067
Shares Issued for Reinvested Dividends	725	7,231	966	8,503
Shares Redeemed	(9,094)	(102,608)	(15,869)	(152,934)
Net Increase (Decrease)	39,545	441,160	(4,920)	(50,364)

83

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	5,945	$70,951	6,733	$67,033
Shares Issued for Reinvested Dividends	470	4,796	448	4,031
Shares Redeemed	(1,144)	(11,919)	(1,158)	(11,448)
Net Increase (Decrease)	5,271	63,828	6,023	59,616
Class R5
Shares Sold	9,826	$111,841	—	$—
Shares Issued for Reinvested Dividends	95	937	122	1,060
Shares Redeemed	(661)	(6,887)	—	—
Net Increase (Decrease)	9,260	105,891	122	1,060
Class R6
Shares Sold	836,382	$9,228,902	57,665	$593,236
Shares Issued for Reinvested Dividends	2,730	27,187	1,134	9,968
Shares Redeemed	(101,678)	(1,164,721)	(11,535)	(113,771)
Net Increase (Decrease)	737,434	8,091,368	47,264	489,433
Class Y
Shares Sold	2,339,828	$24,163,921	1,981,519	$17,703,968
Shares Issued for Reinvested Dividends	189,140	1,880,049	1,027,007	9,006,853
Shares Redeemed	(2,499,409)	(26,714,839)	(24,312,685)	(230,465,445)
Net Increase (Decrease)	29,559	(670,869)	(21,304,159)	(203,754,624)
Class F
Shares Sold	11,313,329	$116,274,019	16,831,030	$156,291,866
Shares Issued for Reinvested Dividends	39,906	394,673	23,895	208,602
Shares Redeemed	(12,153,495)	(130,640,573)	(8,512,467)	(80,069,092)
Net Increase (Decrease)	(800,260)	(13,971,881)	8,342,458	76,431,376
Total Net Increase (Decrease)	3,690,483	$32,729,876	(12,815,395)	$(125,687,885)
Global Impact Fund
Class A
Shares Sold	589,907	$9,678,396	418,553	$6,029,801
Shares Issued for Reinvested Dividends	22,253	346,475	24,457	351,442
Shares Redeemed	(474,680)	(7,730,929)	(738,521)	(10,849,164)
Net Increase (Decrease)	137,480	2,293,942	(295,511)	(4,467,921)
Class C
Shares Sold	11,587	$179,443	12,728	$185,115
Shares Redeemed	(48,233)	(753,723)	(40,958)	(570,992)
Net Increase (Decrease)	(36,646)	(574,280)	(28,230)	(385,877)
Class I
Shares Sold	1,320,444	$21,264,889	920,639	$13,443,213
Shares Issued for Reinvested Dividends	36,015	558,586	33,911	485,270
Shares Redeemed	(1,721,866)	(26,734,848)	(1,160,745)	(16,828,329)
Net Increase (Decrease)	(365,407)	(4,911,373)	(206,195)	(2,899,846)
Class R3
Shares Sold	73,405	$1,156,212	79,272	$1,141,755
Shares Issued for Reinvested Dividends	1,756	26,871	2,029	28,678
Shares Redeemed	(118,104)	(1,863,516)	(102,396)	(1,470,728)
Net Increase (Decrease)	(42,943)	(680,433)	(21,095)	(300,295)
Class R4
Shares Sold	5,324	$85,379	10,270	$151,679
Shares Issued for Reinvested Dividends	521	8,098	587	8,419
Shares Redeemed	(8,918)	(140,010)	(21,080)	(296,356)
Net Increase (Decrease)	(3,073)	(46,533)	(10,223)	(136,258)
Class R5
Shares Sold	11,497	$188,460	3,032	$43,637
Shares Issued for Reinvested Dividends	540	8,286	549	7,780
Shares Redeemed	(2,036)	(33,444)	(8,851)	(127,264)
Net Increase (Decrease)	10,001	163,302	(5,270)	(75,847)

84

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	1,550,567	$25,590,582	219,106	$3,186,489
Shares Issued for Reinvested Dividends	20,118	309,011	20,247	287,105
Shares Redeemed	(662,316)	(10,435,976)	(369,976)	(5,349,298)
Net Increase (Decrease)	908,369	15,463,617	(130,623)	(1,875,704)
Class Y
Shares Sold	907,222	$14,036,867	73,239	$1,075,840
Shares Issued for Reinvested Dividends	4,226	65,080	3,961	56,323
Shares Redeemed	(103,470)	(1,664,973)	(87,797)	(1,270,118)
Net Increase (Decrease)	807,978	12,436,974	(10,597)	(137,955)
Class F
Shares Sold	3,445,231	$56,230,886	2,337,571	$34,210,602
Shares Issued for Reinvested Dividends	71,726	1,110,324	56,192	802,983
Shares Redeemed	(1,327,268)	(21,514,990)	(1,131,402)	(16,475,959)
Net Increase (Decrease)	2,189,689	35,826,220	1,262,361	18,537,626
Total Net Increase (Decrease)	3,605,448	$59,971,436	554,617	$8,257,923
International Equity Fund
Class A
Shares Sold	554,731	$7,530,396	534,258	$6,357,821
Shares Issued for Reinvested Dividends	744,837	8,886,086	853,400	9,839,707
Shares Redeemed	(4,759,150)	(62,995,324)	(5,769,636)	(68,746,616)
Net Increase (Decrease)	(3,459,582)	(46,578,842)	(4,381,978)	(52,549,088)
Class C
Shares Sold	62,304	$852,198	19,519	$231,683
Shares Issued for Reinvested Dividends	2,819	33,654	5,027	57,808
Shares Redeemed	(171,524)	(2,334,193)	(242,605)	(2,878,098)
Net Increase (Decrease)	(106,401)	(1,448,341)	(218,059)	(2,588,607)
Class I
Shares Sold	993,733	$13,782,751	498,311	$6,026,693
Shares Issued for Reinvested Dividends	81,301	981,309	90,662	1,058,028
Shares Redeemed	(589,763)	(7,883,424)	(859,913)	(10,429,605)
Net Increase (Decrease)	485,271	6,880,636	(270,940)	(3,344,884)
Class R3
Shares Sold	157,108	$2,141,820	357,464	$4,360,646
Shares Issued for Reinvested Dividends	7,999	95,192	16,643	190,730
Shares Redeemed	(594,273)	(7,501,250)	(422,014)	(5,130,175)
Net Increase (Decrease)	(429,166)	(5,264,238)	(47,907)	(578,799)
Class R4
Shares Sold	20,990	$278,393	23,332	$278,310
Shares Issued for Reinvested Dividends	3,337	40,050	4,209	48,777
Shares Redeemed	(46,666)	(623,379)	(106,485)	(1,281,445)
Net Increase (Decrease)	(22,339)	(304,936)	(78,944)	(954,358)
Class R5
Shares Sold	9,129	$103,053	8,754	$89,909
Shares Issued for Reinvested Dividends	1,070	11,095	1,223	12,305
Shares Redeemed	(14,363)	(158,552)	(9,187)	(96,424)
Net Increase (Decrease)	(4,164)	(44,404)	790	5,790
Class R6
Shares Sold	168,470	$2,244,814	247,725	$3,131,519
Shares Issued for Reinvested Dividends	9,878	119,819	18,053	211,576
Shares Redeemed	(330,505)	(4,691,799)	(555,396)	(6,793,439)
Net Increase (Decrease)	(152,157)	(2,327,166)	(289,618)	(3,450,344)
Class Y
Shares Sold	53,100	$714,375	174,980	$2,126,041
Shares Issued for Reinvested Dividends	9,810	118,599	12,374	144,532
Shares Redeemed	(277,576)	(3,820,934)	(816,000)	(9,861,030)
Net Increase (Decrease)	(214,666)	(2,987,960)	(628,646)	(7,590,457)

85

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares Sold	494,955	$6,658,529	498,464	$6,039,750
Shares Issued for Reinvested Dividends	108,164	1,313,109	114,524	1,343,370
Shares Redeemed	(863,328)	(11,643,319)	(881,388)	(10,715,207)
Net Increase (Decrease)	(260,209)	(3,671,681)	(268,400)	(3,332,087)
Total Net Increase (Decrease)	(4,163,413)	$(55,746,932)	(6,183,702)	$(74,382,834)
International Growth Fund
Class A
Shares Sold	253,261	$4,739,482	312,960	$5,110,947
Shares Issued for Reinvested Dividends	3,169	54,606	30,509	482,046
Shares Redeemed	(971,379)	(18,184,337)	(1,225,467)	(20,234,127)
Net Increase (Decrease)	(714,949)	(13,390,249)	(881,998)	(14,641,134)
Class C
Shares Sold	9,613	$164,339	6,300	$90,146
Shares Redeemed	(27,143)	(455,628)	(51,872)	(748,640)
Net Increase (Decrease)	(17,530)	(291,289)	(45,572)	(658,494)
Class I
Shares Sold	1,867,084	$37,943,836	311,011	$5,156,912
Shares Issued for Reinvested Dividends	5,714	97,477	14,094	220,425
Shares Redeemed	(406,364)	(7,566,219)	(634,309)	(10,411,274)
Net Increase (Decrease)	1,466,434	30,475,094	(309,204)	(5,033,937)
Class R3
Shares Sold	12,862	$234,527	8,538	$146,148
Shares Issued for Reinvested Dividends	—	—	58	935
Shares Redeemed	(13,304)	(243,752)	(11,351)	(190,895)
Net Increase (Decrease)	(442)	(9,225)	(2,755)	(43,812)
Class R4
Shares Sold	3,149	$59,104	34,199	$608,224
Shares Issued for Reinvested Dividends	45	795	490	7,994
Shares Redeemed	(13,908)	(255,922)	(88,707)	(1,548,425)
Net Increase (Decrease)	(10,714)	(196,023)	(54,018)	(932,207)
Class R5
Shares Sold	2,710	$55,034	7,061	$121,909
Shares Issued for Reinvested Dividends	117	2,107	454	7,458
Shares Redeemed	(18,834)	(362,486)	(45,578)	(779,326)
Net Increase (Decrease)	(16,007)	(305,345)	(38,063)	(649,959)
Class R6
Shares Sold	47,107	$941,120	38,756	$680,344
Shares Issued for Reinvested Dividends	595	10,725	1,157	19,116
Shares Redeemed	(39,603)	(801,560)	(56,466)	(967,294)
Net Increase (Decrease)	8,099	150,285	(16,553)	(267,834)
Class Y
Shares Sold	188,262	$4,127,486	37,612	$640,007
Shares Issued for Reinvested Dividends	385	6,928	933	15,385
Shares Redeemed	(119,256)	(2,611,582)	(51,070)	(890,580)
Net Increase (Decrease)	69,391	1,522,832	(12,525)	(235,188)
Class F
Shares Sold	1,043,319	$18,468,561	1,011,773	$16,642,889
Shares Issued for Reinvested Dividends	50,749	866,801	95,465	1,494,022
Shares Redeemed	(2,398,448)	(44,954,659)	(2,087,003)	(34,363,264)
Net Increase (Decrease)	(1,304,380)	(25,619,297)	(979,765)	(16,226,353)
Total Net Increase (Decrease)	(520,098)	$(7,663,217)	(2,340,453)	$(38,688,918)

86

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
International Opportunities Fund
Class A
Shares Sold	1,118,958	$22,749,831	1,029,904	$18,296,229
Shares Issued for Reinvested Dividends	279,075	5,112,650	329,222	5,609,944
Shares Redeemed	(3,170,783)	(63,982,521)	(3,731,976)	(66,408,171)
Net Increase (Decrease)	(1,772,750)	(36,120,040)	(2,372,850)	(42,501,998)
Class C
Shares Sold	32,246	$539,377	26,379	$402,019
Shares Issued for Reinvested Dividends	3,903	60,853	5,657	82,137
Shares Redeemed	(244,325)	(4,226,578)	(298,089)	(4,448,238)
Net Increase (Decrease)	(208,176)	(3,626,348)	(266,053)	(3,964,082)
Class I
Shares Sold	3,372,710	$67,358,130	4,052,922	$72,472,068
Shares Issued for Reinvested Dividends	267,098	4,853,175	342,768	5,792,780
Shares Redeemed	(6,051,263)	(123,581,846)	(10,246,021)	(182,941,377)
Net Increase (Decrease)	(2,411,455)	(51,370,541)	(5,850,331)	(104,676,529)
Class R3
Shares Sold	235,820	$4,819,819	228,532	$4,170,567
Shares Issued for Reinvested Dividends	11,888	222,902	14,650	255,357
Shares Redeemed	(478,797)	(9,953,331)	(456,379)	(8,313,266)
Net Increase (Decrease)	(231,089)	(4,910,610)	(213,197)	(3,887,342)
Class R4
Shares Sold	524,503	$10,974,658	698,630	$13,200,341
Shares Issued for Reinvested Dividends	36,711	702,281	44,404	789,511
Shares Redeemed	(1,373,540)	(28,414,104)	(1,022,499)	(18,940,407)
Net Increase (Decrease)	(812,326)	(16,737,165)	(279,465)	(4,950,555)
Class R5
Shares Sold	2,205,820	$47,614,981	2,581,444	$47,793,925
Shares Issued for Reinvested Dividends	134,422	2,591,661	234,934	4,210,008
Shares Redeemed	(2,458,050)	(52,278,549)	(9,145,400)	(172,131,223)
Net Increase (Decrease)	(117,808)	(2,071,907)	(6,329,022)	(120,127,290)
Class R6
Shares Sold	11,937,314	$256,661,642	11,782,264	$225,508,807
Shares Issued for Reinvested Dividends	967,803	18,775,368	1,068,742	19,269,417
Shares Redeemed	(16,698,947)	(361,434,803)	(16,650,728)	(318,288,689)
Net Increase (Decrease)	(3,793,830)	(85,997,793)	(3,799,722)	(73,510,465)
Class Y
Shares Sold	3,844,012	$80,385,180	8,506,188	$164,343,181
Shares Issued for Reinvested Dividends	488,292	9,477,753	608,787	10,982,510
Shares Redeemed	(9,700,592)	(212,965,815)	(16,967,622)	(316,479,863)
Net Increase (Decrease)	(5,368,288)	(123,102,882)	(7,852,647)	(141,154,172)
Class F
Shares Sold	4,559,226	$90,318,186	6,973,281	$123,419,860
Shares Issued for Reinvested Dividends	635,844	11,546,921	650,730	10,997,333
Shares Redeemed	(7,957,439)	(159,349,019)	(6,908,901)	(123,443,017)
Net Increase (Decrease)	(2,762,369)	(57,483,912)	715,110	10,974,176
Total Net Increase (Decrease)	(17,478,091)	$(381,421,198)	(26,248,177)	$(483,798,257)
International Value Fund
Class A
Shares Sold	4,353,725	$93,998,580	2,184,874	$39,417,693
Shares Issued for Reinvested Dividends	250,042	4,408,241	188,285	3,306,279
Shares Redeemed	(2,428,147)	(51,314,297)	(1,967,284)	(35,500,892)
Net Increase (Decrease)	2,175,620	47,092,524	405,875	7,223,080
Class C
Shares Sold	428,083	$9,273,346	126,687	$2,258,819
Shares Issued for Reinvested Dividends	9,233	161,577	7,119	124,077
Shares Redeemed	(116,741)	(2,373,856)	(74,089)	(1,336,108)
Net Increase (Decrease)	320,575	7,061,067	59,717	1,046,788

87

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	196,152,526	$4,047,211,041	63,870,608	$1,169,796,261
Shares Issued for Reinvested Dividends	4,819,829	85,359,174	3,105,227	54,776,199
Shares Redeemed	(78,926,206)	(1,681,864,585)	(46,002,585)	(831,896,561)
Net Increase (Decrease)	122,046,149	2,450,705,630	20,973,250	392,675,899
Class R3
Shares Sold	78,953	$1,704,936	18,214	$324,986
Shares Issued for Reinvested Dividends	1,401	24,801	1,446	25,486
Shares Redeemed	(10,683)	(224,487)	(27,703)	(500,352)
Net Increase (Decrease)	69,671	1,505,250	(8,043)	(149,880)
Class R4
Shares Sold	148,501	$3,045,571	188,407	$3,402,544
Shares Issued for Reinvested Dividends	11,558	203,426	5,764	101,111
Shares Redeemed	(237,083)	(4,793,473)	(77,041)	(1,400,510)
Net Increase (Decrease)	(77,024)	(1,544,476)	117,130	2,103,145
Class R5
Shares Sold	491,191	$10,014,430	711,095	$12,762,577
Shares Issued for Reinvested Dividends	96,715	1,719,589	61,961	1,097,331
Shares Redeemed	(677,253)	(14,021,407)	(307,030)	(5,672,252)
Net Increase (Decrease)	(89,347)	(2,287,388)	466,026	8,187,656
Class R6
Shares Sold	6,674,966	$149,384,727	4,721,493	$88,167,245
Shares Issued for Reinvested Dividends	725,982	13,212,860	509,265	9,222,797
Shares Redeemed	(5,362,486)	(114,320,705)	(2,873,982)	(54,409,802)
Net Increase (Decrease)	2,038,462	48,276,882	2,356,776	42,980,240
Class Y
Shares Sold	22,655,622	$489,267,302	41,772,358	$767,231,144
Shares Issued for Reinvested Dividends	2,182,034	39,691,198	1,125,591	20,373,203
Shares Redeemed	(24,940,679)	(531,310,526)	(15,930,704)	(304,496,181)
Net Increase (Decrease)	(103,023)	(2,352,026)	26,967,245	483,108,166
Class F
Shares Sold	59,908,556	$1,255,615,067	14,646,784	$264,911,101
Shares Issued for Reinvested Dividends	1,396,318	24,742,757	986,082	17,404,351
Shares Redeemed	(13,158,336)	(284,171,992)	(12,081,380)	(221,193,155)
Net Increase (Decrease)	48,146,538	996,185,832	3,551,486	61,122,297
Total Net Increase (Decrease)	174,527,621	$3,544,643,295	54,889,462	$998,297,391
Hartford Schroders Emerging Markets Equity Fund
Class A
Shares Sold	13,190,187	$226,653,980	38,757,962	$634,396,192
Shares Issued for Reinvested Dividends	802,715	13,493,640	789,474	12,260,537
Shares Redeemed	(88,204,259)	(1,494,469,256)	(19,048,141)	(304,282,945)
Net Increase (Decrease)	(74,211,357)	(1,254,321,636)	20,499,295	342,373,784
Class C
Shares Sold	17,446	$342,050	10,318	$164,285
Shares Issued for Reinvested Dividends	68	1,137	810	12,460
Shares Redeemed	(60,125)	(1,051,851)	(93,722)	(1,454,494)
Net Increase (Decrease)	(42,611)	(708,664)	(82,594)	(1,277,749)
Class I
Shares Sold	24,216,911	$423,055,860	35,815,410	$581,893,298
Shares Issued for Reinvested Dividends	574,504	9,628,677	657,834	10,176,686
Shares Redeemed	(83,463,203)	(1,468,084,440)	(31,076,788)	(507,346,441)
Net Increase (Decrease)	(58,671,788)	(1,035,399,903)	5,396,456	84,723,543
Class R3
Shares Sold	1,285	$22,856	1,788	$28,764
Shares Issued for Reinvested Dividends	52	867	50	772
Shares Redeemed	(86)	(1,585)	(1,026)	(15,925)
Net Increase (Decrease)	1,251	22,138	812	13,611

88

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	58,238	$1,039,806	67,266	$1,092,172
Shares Issued for Reinvested Dividends	3,507	58,995	4,463	69,311
Shares Redeemed	(73,603)	(1,400,356)	(75,565)	(1,226,387)
Net Increase (Decrease)	(11,858)	(301,555)	(3,836)	(64,904)
Class R5
Shares Sold	212	$3,672	357	$5,740
Shares Issued for Reinvested Dividends	24	406	8	126
Shares Redeemed	(2,016)	(40,402)	(157)	(2,640)
Net Increase (Decrease)	(1,780)	(36,324)	208	3,226
Class Y
Shares Sold	1,169,931	$21,951,141	766,685	$12,442,254
Shares Issued for Reinvested Dividends	64,073	1,082,840	92,206	1,438,412
Shares Redeemed	(1,656,141)	(32,157,623)	(2,383,075)	(39,426,557)
Net Increase (Decrease)	(422,137)	(9,123,642)	(1,524,184)	(25,545,891)
Class F
Shares Sold	101,717,457	$1,732,999,051	8,956,019	$146,175,728
Shares Issued for Reinvested Dividends	79,338	1,328,918	96,845	1,497,226
Shares Redeemed	(46,522,531)	(823,482,548)	(12,311,047)	(203,198,439)
Net Increase (Decrease)	55,274,264	910,845,421	(3,258,183)	(55,525,485)
Class SDR
Shares Sold	16,703,175	$304,099,370	18,150,401	$301,064,778
Shares Issued for Reinvested Dividends	1,433,674	24,057,045	1,663,585	25,768,935
Shares Redeemed	(34,112,102)	(633,595,320)	(17,364,145)	(288,616,161)
Net Increase (Decrease)	(15,975,253)	(305,438,905)	2,449,841	38,217,552
Total Net Increase (Decrease)	(94,061,269)	$(1,694,463,070)	23,477,815	$382,917,687
International Contrarian Value Fund
Class A(1)
Shares Sold	205,314	$3,175,045	31,772	$404,247
Shares Issued for Reinvested Dividends	877	11,141	112	1,318
Shares Redeemed	(19,510)	(261,716)	(146)	(1,766)
Net Increase (Decrease)	186,681	2,924,470	31,738	403,799
Class C(1)
Shares Sold	22,580	$363,951	9,099	$100,000
Shares Issued for Reinvested Dividends	194	2,490	38	437
Shares Redeemed	(1,093)	(18,140)	—	—
Net Increase (Decrease)	21,681	348,301	9,137	100,437
Class I
Shares Sold	4,898,573	$74,333,230	496,302	$6,402,310
Shares Issued for Reinvested Dividends	49,441	625,904	16,693	195,682
Shares Redeemed	(1,653,458)	(25,907,173)	(99,314)	(1,156,471)
Net Increase (Decrease)	3,294,556	49,051,961	413,681	5,441,521
Class R5(1)
Shares Sold	4,781	$71,361	9,099	$100,000
Shares Issued for Reinvested Dividends	306	3,872	143	1,679
Shares Redeemed	(513)	(8,328)	—	—
Net Increase (Decrease)	4,574	66,905	9,242	101,679
Class Y(1)
Shares Sold	384,587	$5,993,551	17,438	$207,150
Shares Issued for Reinvested Dividends	580	7,338	143	1,679
Shares Redeemed	(89,670)	(1,432,722)	—	—
Net Increase (Decrease)	295,497	4,568,167	17,581	208,829
Class F(1)
Shares Sold	3,336,893	$43,413,002	238,910	$3,190,995
Shares Issued for Reinvested Dividends	112,505	1,420,890	153	1,787
Shares Redeemed	(1,020,048)	(14,355,038)	(52)	(702)
Net Increase (Decrease)	2,429,350	30,478,854	239,011	3,192,080

89

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class SDR
Shares Sold	—	$—	37	$500
Shares Issued for Reinvested Dividends	1	16	—	—
Shares Redeemed	(59,773)	(1,000,000)	—	—
Net Increase (Decrease)	(59,772)	(999,984)	37	500
Total Net Increase (Decrease)	6,172,567	$86,438,674	720,427	$9,448,845
International Multi-Cap Value Fund
Class A
Shares Sold	1,102,050	$12,844,939	1,013,226	$10,028,854
Shares Issued for Reinvested Dividends	252,139	2,876,889	285,459	2,879,044
Shares Redeemed	(1,951,622)	(22,062,220)	(2,264,045)	(22,583,694)
Net Increase (Decrease)	(597,433)	(6,340,392)	(965,360)	(9,675,796)
Class C
Shares Sold	31,877	$366,223	34,985	$352,675
Shares Issued for Reinvested Dividends	9,302	103,393	15,022	149,774
Shares Redeemed	(281,275)	(3,203,278)	(341,878)	(3,428,794)
Net Increase (Decrease)	(240,096)	(2,733,662)	(291,871)	(2,926,345)
Class I
Shares Sold	10,104,172	$120,474,291	8,505,974	$84,712,206
Shares Issued for Reinvested Dividends	1,244,953	14,191,334	1,520,770	15,297,072
Shares Redeemed	(12,985,669)	(147,170,561)	(26,013,047)	(256,348,921)
Net Increase (Decrease)	(1,636,544)	(12,504,936)	(15,986,303)	(156,339,643)
Class R3
Shares Sold	685,053	$8,350,517	380,105	$3,789,399
Shares Issued for Reinvested Dividends	36,362	414,228	39,905	401,068
Shares Redeemed	(593,412)	(7,067,415)	(458,084)	(4,612,714)
Net Increase (Decrease)	128,003	1,697,330	(38,074)	(422,247)
Class R4
Shares Sold	40,182	$456,805	83,564	$807,111
Shares Issued for Reinvested Dividends	9,432	105,497	14,285	143,303
Shares Redeemed	(247,899)	(2,761,859)	(210,591)	(2,099,088)
Net Increase (Decrease)	(198,285)	(2,199,557)	(112,742)	(1,148,674)
Class R5
Shares Sold	240,550	$2,831,692	272,717	$2,694,990
Shares Issued for Reinvested Dividends	41,030	463,284	54,604	550,779
Shares Redeemed	(823,928)	(8,587,835)	(292,762)	(2,937,782)
Net Increase (Decrease)	(542,348)	(5,292,859)	34,559	307,987
Class Y
Shares Sold	3,082,234	$34,770,219	3,197,924	$31,514,850
Shares Issued for Reinvested Dividends	595,128	6,781,171	744,488	7,459,521
Shares Redeemed	(5,012,339)	(56,591,389)	(15,899,961)	(152,383,927)
Net Increase (Decrease)	(1,334,977)	(15,039,999)	(11,957,549)	(113,409,556)
Class F
Shares Sold	7,643,858	$88,080,420	8,668,402	$86,781,767
Shares Issued for Reinvested Dividends	1,026,991	11,714,770	1,279,655	12,914,452
Shares Redeemed	(15,292,238)	(167,209,478)	(29,087,406)	(274,649,208)
Net Increase (Decrease)	(6,621,389)	(67,414,288)	(19,139,349)	(174,952,989)
Class SDR
Shares Sold	15,086,475	$176,316,547	13,288,223	$132,605,725
Shares Issued for Reinvested Dividends	2,013,451	23,025,686	2,134,710	21,490,212
Shares Redeemed	(14,039,173)	(161,913,987)	(25,032,637)	(248,226,085)
Net Increase (Decrease)	3,060,753	37,428,246	(9,609,704)	(94,130,148)
Total Net Increase (Decrease)	(7,982,316)	$(72,400,117)	(58,066,393)	$(552,697,411)

90

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
International Stock Fund
Class A
Shares Sold	4,318,826	$85,956,101	4,207,590	$75,740,358
Shares Issued for Reinvested Dividends	191,709	3,531,290	171,420	2,958,709
Shares Redeemed	(5,202,043)	(107,472,904)	(4,181,443)	(74,304,847)
Net Increase (Decrease)	(691,508)	(17,985,513)	197,567	4,394,220
Class C
Shares Sold	185,027	$3,554,360	206,628	$3,526,901
Shares Issued for Reinvested Dividends	3,722	64,942	4,522	73,934
Shares Redeemed	(222,438)	(4,173,353)	(280,940)	(4,782,968)
Net Increase (Decrease)	(33,689)	(554,051)	(69,790)	(1,182,133)
Class I
Shares Sold	91,455,354	$1,786,473,294	79,163,463	$1,372,831,814
Shares Issued for Reinvested Dividends	2,601,202	46,223,359	2,034,735	33,898,686
Shares Redeemed	(59,241,197)	(1,153,318,695)	(60,131,492)	(1,038,944,673)
Net Increase (Decrease)	34,815,359	679,377,958	21,066,706	367,785,827
Class R3
Shares Sold	91,497	$1,787,952	39,760	$686,598
Shares Issued for Reinvested Dividends	1,659	29,321	1,443	23,910
Shares Redeemed	(35,685)	(722,625)	(36,340)	(637,212)
Net Increase (Decrease)	57,471	1,094,648	4,863	73,296
Class R4
Shares Sold	107,253	$2,155,930	50,069	$871,109
Shares Issued for Reinvested Dividends	1,702	30,248	2,009	33,453
Shares Redeemed	(66,829)	(1,318,537)	(102,488)	(1,780,771)
Net Increase (Decrease)	42,126	867,641	(50,410)	(876,209)
Class R5
Shares Sold	490,523	$9,703,209	303,793	$5,240,819
Shares Issued for Reinvested Dividends	21,575	383,600	22,453	374,294
Shares Redeemed	(555,456)	(10,952,579)	(505,473)	(8,824,693)
Net Increase (Decrease)	(43,358)	(865,770)	(179,227)	(3,209,580)
Class Y
Shares Sold	251,845	$4,795,477	400,862	$6,955,028
Shares Issued for Reinvested Dividends	20,989	374,233	92,607	1,547,461
Shares Redeemed	(751,655)	(14,553,079)	(6,689,787)	(111,416,803)
Net Increase (Decrease)	(478,821)	(9,383,369)	(6,196,318)	(102,914,314)
Class F
Shares Sold	30,875,442	$603,407,001	35,327,494	$620,959,227
Shares Issued for Reinvested Dividends	1,403,191	24,962,764	1,054,408	17,576,974
Shares Redeemed	(22,830,835)	(449,811,009)	(17,722,554)	(309,965,105)
Net Increase (Decrease)	9,447,798	178,558,756	18,659,348	328,571,096
Class SDR
Shares Sold	32,289,544	$655,288,593	13,281,923	$231,183,783
Shares Issued for Reinvested Dividends	743,416	13,210,501	612,621	10,206,266
Shares Redeemed	(11,591,372)	(226,758,796)	(11,547,413)	(201,187,942)
Net Increase (Decrease)	21,441,588	441,740,298	2,347,131	40,202,107
Total Net Increase (Decrease)	64,556,966	$1,272,850,598	35,779,870	$632,844,310

(1)	Classes A, C, R5, Y and F of the International Contrarian Value Fund commenced operations on November 8, 2023.
12.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 27, 2025. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford mutual funds and ETFs) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. As of February 27, 2025, the interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an applicable margin. The facility also charges a commitment fee. From November 1, 2024 through February 27, 2025, the Funds (together with certain other

91

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Hartford mutual funds and ETFs) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the year ended October 31, 2025, none of the Funds had borrowings under these facilities.
13.
Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
14.
Recent Accounting Pronouncement:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU.
15.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

92

Report of Independent Registered Public Accounting Firm
To the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. and Shareholders of Hartford Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, Hartford Global Impact Fund, Hartford International Equity Fund, The Hartford International Growth Fund, The Hartford International Opportunities Fund, The Hartford International Value Fund, Hartford Schroders Emerging Markets Equity Fund, Hartford Schroders International Contrarian Value Fund, Hartford Schroders International Multi-Cap Value Fund and Hartford Schroders International Stock Fund

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Hartford Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, Hartford Global Impact Fund, Hartford International Equity Fund, The Hartford International Growth Fund, The Hartford International Opportunities Fund, and The Hartford International Value Fund (seven of the funds constituting The Hartford Mutual Funds, Inc.) and Hartford Schroders Emerging Markets Equity Fund, Hartford Schroders International Contrarian Value Fund, Hartford Schroders International Multi-Cap Value Fund, and Hartford Schroders International Stock Fund (four of the funds constituting The Hartford Mutual Funds II, Inc.) (hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes,  and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent, portfolio companies and brokers; when replies were not received from brokers and portfolio companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 23, 2025
We have served as the auditor of one or more investment companies in the Hartford Funds group of investment companies since 2020.

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Hartford International/Global Equity Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

94

Hartford International/Global Equity Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

95

Hartford International/Global Equity Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by each Company during the period November 1, 2024 through October 31, 2025:
(1) All directors and all members of any advisory board for regular compensation:
        All series of The Hartford Mutual Funds, Inc.: $2,010,688
        All series of The Hartford Mutual Funds II, Inc.: $528,717
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. paid any remuneration to their officers. The aggregate remuneration paid to the CCO is as follows:
        All series of The Hartford Mutual Funds, Inc.: $203,427
        All series of The Hartford Mutual Funds II, Inc.: $53,279
(4) Each person of whom any officer or director of the Fund is an affiliated person: Not applicable.

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Hartford International/Global Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

The Hartford Mutual Funds, Inc.
The Hartford Mutual Funds II, Inc.
Hartford Climate Opportunities Fund
Hartford Emerging Markets Equity Fund
Hartford Global Impact Fund
Hartford International Equity Fund
The Hartford International Growth Fund
The Hartford International Opportunities Fund
The Hartford International Value Fund
Hartford Schroders Emerging Markets Equity Fund
Hartford Schroders International Contrarian Value Fund
Hartford Schroders International Multi-Cap Value Fund
Hartford Schroders International Stock Fund
(each, a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At their meeting held on September 10-11, 2025, the Boards of Directors (collectively, the “Board”) of The Hartford Mutual Funds, Inc. (“HMF”) and The Hartford Mutual Funds II, Inc. (“HMF II”), including the Independent Directors, unanimously voted to approve (i) the continuation of an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and each of HMF, on behalf of each of Hartford Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, Hartford International Equity Fund, The Hartford International Growth Fund, The Hartford International Opportunities Fund and The Hartford International Value Fund and HMF II, on behalf of each of Hartford Schroders Emerging Markets Equity Fund, Hartford Schroders International Contrarian Value Fund, Hartford Schroders International Multi-Cap Value Fund, and Hartford Schroders International Stock Fund (the “Management Agreement”); (ii) the continuation of an investment management agreement by and between HFMC and HMF, on behalf of the Hartford Global Impact Fund (the “Global Impact Management Agreement” and together with the Management Agreement, the “Management Agreements”); (iii) with respect to Hartford Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, Hartford Global Impact Fund, Hartford International Equity Fund, The Hartford International Growth Fund, The Hartford International Opportunities Fund, and The Hartford International Value Fund, the continuation of an investment sub-advisory agreement (the “Wellington Sub-Advisory Agreement”) between HFMC and Wellington Management Company LLP (“Wellington”); (iv) with respect to Hartford Climate Opportunities Fund, Hartford Schroders Emerging Markets Equity Fund, Hartford Schroders International Contrarian Value Fund, Hartford Schroders International Multi-Cap Value Fund, and Hartford Schroders International Stock Fund, the continuation of an investment sub-advisory agreement (the “Schroders Sub-Advisory Agreement”) by and between HFMC and Schroder Investment Management North America Inc. (“SIMNA Inc.”); and (v) with respect to the Hartford Climate Opportunities Fund, Hartford Schroders Emerging Markets Equity Fund, Hartford Schroders International Contrarian Value Fund, Hartford Schroders International Multi-Cap Value Fund, and Hartford Schroders International Stock Fund (collectively, the “Sub-Sub-Advised Funds”), the continuation of an investment sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement” and together with the Schroders Sub-Advisory Agreement and the Wellington Sub-Advisory Agreement, the “Sub-Advisory Agreements” and together with the Management Agreements, the “Agreements”) by and between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Ltd.,” and together with SIMNA Inc. and Wellington, the “Sub-advisers” and together with HFMC, the “Advisers”).
In the months preceding the September 10-11, 2025 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board and its committees at their meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Agreements that was presented at the Board’s meetings held on June 17-18, 2025 and September 10-11, 2025. Information provided to the Board and its committees at their meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, shareholder services, and the other services provided to each Fund by the Advisers and their affiliates. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 17-18, 2025 and September 10-11, 2025 concerning the Agreements, Fund fees and expenses and performance and other investment-related matters.

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Hartford International/Global Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Independent Directors engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, actual management fees, total expense ratios and investment performance compared to those of an appropriate group of investment companies selected by Broadridge. The Independent Directors also engaged an independent consultant (the “Consultant”) to assist them in evaluating each Fund’s fees and expenses.
In determining whether to approve the continuation of the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Funds and the Independent Directors were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Directors met separately with independent legal counsel and the Consultant on June 11, 2025 and in executive session on several occasions to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the June 11, 2025 and June 17-18, 2025 meetings, the Independent Directors presented HFMC and its affiliates with requests for additional information on certain topics. HFMC responded to these requests with additional information in connection with the September 10-11, 2025 meeting. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.
Nature, Extent and Quality of Services Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as each Adviser’s willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford funds.
The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board reviewed information about each Adviser’s compliance policies and procedures and compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, including the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ risk management programs, as well as the efforts of the Advisers to address cybersecurity risks. The Board also considered HFMC’s investments in business continuity planning designed to benefit the Funds. The Board also noted HFMC’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Funds and their service providers operate.
With respect to HFMC, the Board noted that, under the Management Agreements, HFMC is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of investment advisory and administrative services in connection with selecting, monitoring and supervising each Sub-adviser. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by a Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered HFMC’s periodic due diligence reviews of each Sub-adviser and ongoing oversight of each Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by each Sub-adviser, and approach to risk management with respect to the Funds. The Board considered HFMC’s oversight of the securities lending program for the Funds that engage in securities lending and noted the income earned by the Funds that participate in such program. The Board also considered HFMC’s day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s oversight in this regard.

98

Hartford International/Global Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

In addition, the Board considered HFMC’s overall strategic plan for, and ongoing commitment to review and re-assess, the Hartford funds product line-up. The Board also considered the expenses that HFMC had incurred, as well as the risks HFMC had assumed, in connection with the launch of new funds and changes to existing Hartford funds in recent years. The Board considered that HFMC is responsible for providing the Funds’ officers.
With respect to each Sub-adviser, which provides certain day-to-day portfolio management services for the applicable Funds, subject to oversight by HFMC, the Board considered, among other things, each Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience and expertise of each Fund’s portfolio manager(s) and each Sub-adviser’s method for compensating the portfolio manager(s). The Board also considered each Sub-adviser’s succession planning practices to ensure continuity of portfolio management services provided to the Funds and HFMC’s oversight of these practices.
The Board considered the benefits to shareholders of being part of the family of Hartford funds, including, with respect to certain share classes, the right to exchange investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other Hartford mutual funds (excluding the Hartford mutual funds that are series of Hartford Series Fund, Inc.), and the ability to combine holdings in a Fund with holdings in certain classes of other Hartford mutual funds and 529 plans for which HFMC serves as the program manager to obtain a reduced sales charge. The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in sponsoring and providing ongoing services to new funds to expand these opportunities for shareholders. In addition, the Board observed that in the marketplace there are a range of investment options available to each Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have chosen to invest in the Fund.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by HFMC and, as applicable, the Sub-advisers.
Performance of each Fund and the Advisers
The Board considered the investment performance of each Fund. In this regard, the Board reviewed the performance of each Fund over different time periods and evaluated HFMC’s analysis of each Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Broadridge comparing the investment performance of each Fund to an appropriate universe of peer funds selected by Broadridge. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating a Hartford fund’s investment performance, the Board recognized the limitations of such data, including that notable differences may exist between a Hartford fund and its peers. The Board also noted that, for the Hartford Climate Opportunities Fund, there existed no peer group with a strong correlation to the Fund’s investment strategy. For that Fund, the Board considered supplemental performance evaluation information. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.
The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the continuation of the Agreements. These reports included, among other things, information on each Fund’s gross returns and net returns, the Fund’s investment performance compared to one or more appropriate benchmarks and relevant groups or categories of peer funds, various statistics concerning the Fund’s portfolio, a narrative summary of various factors affecting Fund performance, and commentary on the effect of current and recent market conditions. The Board also noted that, for the Hartford International Equity Fund, the Fund utilizes a multiple sleeve structure whereby each sleeve has a distinct investment philosophy and analytical process and considered the performance attributions of the underlying portfolio managers. With respect to the Hartford Climate Opportunities Fund, the Board noted that each of Wellington and Schroders are responsible for the day-to-day portfolio management services for the allocated sleeve of the Fund and considered the performance attributions of each sleeve. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the continuation of the Agreements. The Board considered that the Investment Committee, in its evaluation of investment performance at meetings throughout the year, focused particular attention on information indicating less favorable performance of certain Hartford funds for specific time periods and discussed with HFMC’s Investment Advisory Group the reasons for such performance as well as any specific actions that the Advisers had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions. The Board also considered information provided by the Consultant relating to each Fund’s performance track record.
Based on these considerations, the Board concluded that it had continued confidence in HFMC’s and each Sub-adviser’s overall capabilities to manage the applicable Funds.

99

Hartford International/Global Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Costs of the Services and Profitability of the Advisers
The Board reviewed information regarding HFMC’s cost to provide investment management and related services to each Fund and HFMC’s profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to each Fund and all aspects of their relationship with the Fund, including information regarding profitability trends over time and information provided by Broadridge analyzing the profitability of investment managers to other fund complexes. The Board also requested and received information relating to the operations and profitability of the Sub-advisers. The Board considered representations from HFMC, Wellington and SIMNA Inc. that each of Wellington’s and SIMNA Inc.’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by HFMC and not the Funds. The Board also considered that SIMNA Ltd. is an affiliate of SIMNA Inc. and that SIMNA Ltd.’s sub-sub-advisory fees would be paid by SIMNA Inc., not the Sub-Sub-Advised Funds. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreements and the Sub-Sub-Advisory Agreement.
The Board considered that the Independent Directors’ prior independent consultant had previously reviewed the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Management Agreements, including a description of the methodology used to allocate certain expenses. The Board noted that the prior independent consultant previously reported that such process is reasonable, sound and consistent with common industry practice. The Board noted that HFMC’s process for calculating and reporting Fund profitability is consistent with the process previously reviewed by the prior independent consultant.
Based on these considerations, the Board concluded that the profits realized by HFMC and its affiliates from their relationships with each Fund were not excessive.
Comparison of Fees and Services Provided by the Advisers
The Board considered comparative information with respect to the services rendered to and the management fees to be paid by each Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the applicable Sub-advisers with respect to each applicable Fund. In this regard, the Board requested and reviewed information from HFMC and the Sub-advisers relating to the management and sub-advisory fees, including the sub-advisory fee schedule(s) for each applicable Fund and the amount of the management fee retained by HFMC, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and total expense ratios relative to an appropriate group of funds selected by Broadridge. For details regarding each Fund’s fees and expenses, see the Fund-by-Fund synopsis below.
The Board considered the methodology used by Broadridge to select the funds included in the expense groups. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given, among other differences, the different service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the independent analysis and views of the Consultant regarding each Fund’s fees and total operating expenses in the context of the Fund’s investment performance.
The Board received information regarding fees charged by the Sub-advisers to any other clients with investment strategies similar to those of the Funds, including any institutional separate account clients and registered fund clients for which a Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered the explanations provided by the Sub-advisers about any differences between a Sub-adviser’s services to the Funds and the services a Sub-adviser provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.
Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services provided.
Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board reviewed the breakpoints in the management fee schedule for each Fund, if any, which reduce fee rates as the Fund’s assets grow over time. The Board recognized that a Fund with assets beyond the highest breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest

100

Hartford International/Global Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

breakpoint fee resulting in lower effective management fee rates. The Board also recognized that a fee schedule that reaches a breakpoint at a lower asset level provides shareholders with the benefit of anticipated or potential economies of scale. The Board considered that expense limitations and fee waivers that reduce a Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. In addition, the Board considered that initially setting competitive fee rates, pricing a Fund to scale at inception, and making additional investments intended to enhance services available to shareholders are other means of sharing anticipated or potential economies of scale with shareholders. The Board also considered that HFMC has been active in managing expenses of the Hartford funds in recent years, which has resulted in benefits being realized by shareholders. The Board also noted that, for the Hartford Climate Opportunities Fund, the Fund’s current low asset levels have kept the Fund from fully realizing the benefits of anticipated or potential economies of scale. The Board considered HFMC’s assessment of the low asset levels for the Hartford Climate Opportunities Fund.
The Board reviewed and evaluated materials from Broadridge showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC and Broadridge, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.
After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Fund’s shareholders based on currently available information and the effective management fees and total expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor any future growth in each Fund’s assets and the appropriateness of additional management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.
The Board noted that HFMC receives fees for fund accounting and related services from the Funds, and the Board considered information on the profitability to HFMC from providing such services to the Funds. The Board also considered that each Fund pays a transfer agency fee to Hartford Administrative Services Company (“HASCO”), an affiliate of HFMC, equal to the lesser of: (i) the actual costs incurred by HASCO in connection with the provisions of transfer agency services, including payments made to sub-transfer agents, plus a reasonable target profit margin; or (ii) a specified amount as set forth in the Transfer Agency and Service Agreement by and between HMF, on behalf of its Funds, HMF II, on behalf of its Funds, and HASCO. The Board reviewed information about the profitability to HASCO of the Funds’ transfer agency function. The Board considered information provided by HFMC indicating that the transfer agency fees charged by HASCO to the Funds were fair and reasonable based on available industry data about fees charged by transfer agents to other mutual funds. The Board also noted that HFMC and HASCO had delegated certain fund accounting services and transfer agency services, respectively, to external service providers, subject to oversight.
The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Funds. The Board noted that, as principal underwriter, HFD receives distribution and service fees from the Funds and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares. The Board considered that HFD has entered into an agreement with Wellington and Wellington Trust Company NA to provide certain marketing support services in connection with certain collective investment trust vehicles managed by Wellington. The Board also considered that HFD has entered into an agreement with SIMNA Inc. and SEI Trust Company to provide certain marketing support services in connection with certain collective investment trust vehicles managed by SIMNA Inc. The Board further considered that Schroder Fund Advisors LLC (“SFA”), a wholly-owned subsidiary of SIMNA Inc., has entered into an additional compensation arrangement with HFMC and HFD. The Board considered that under this arrangement, SFA is involved in the distribution of the Class SDR shares of the applicable Funds, and HFMC compensates SFA for such services.
The Board considered the benefits, if any, to the Sub-advisers from any use of a Fund’s brokerage commissions to obtain soft dollar research. The Board also considered that SIMNA Inc. has entered into a solicitation agreement with HFMC pursuant to which HFMC provides certain marketing support services with respect to investment strategy models offered by SIMNA Inc. through its managed account platforms.
Fund-by-Fund Factors
For purposes of evaluating a Fund’s performance, the Board considered the Fund’s performance relative to similarly managed funds and the Fund’s performance relative to its benchmark. In particular, the Board considered the Fund’s performance of its Class A shares (net of all fees and expenses), as of March 31, 2025, and compared that performance to the Fund’s peer universe, which includes all funds within the same classification or category,

101

Hartford International/Global Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

as determined by Broadridge. The Board considered the Fund’s performance relative to its peer universe by evaluating its quintile ranking, with the 1st quintile representing the top performing funds within a peer universe and the 5th quintile representing the lowest performing funds. For purposes of evaluating the Fund’s performance relative to its benchmark, the Board considered the Fund’s performance of its Class I shares (net of all fees and expenses) as of March 31, 2025. The Board considered Fund performance to be “in line with” a Fund’s benchmark where it was 50 basis points above or below the benchmark return. With respect to fees and expenses, the Board considered the Fund’s contractual management fee, actual management fee, and total operating expenses of its Class A shares, as compared to the Fund’s expense peer group, which includes a group of similarly sized funds selected by Broadridge.
Hartford Climate Opportunities Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1- and 3-year periods and the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and its total expenses were in the 2nd quintile. The Board noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
Hartford Emerging Markets Equity Fund
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1- and 3-year periods and the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-, 3- and 5-year periods. The Board also noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee and its total expenses were in the 4th quintile. The Board noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
Hartford Global Impact Fund
•
The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1-year period and the 5th quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board also noted changes to the Fund’s portfolio management team effective September 1, 2025.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee was in the 2nd quintile and its total expenses were in the 3rd quintile. The Board noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
Hartford International Equity Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-year period and the 4th quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was in line with its benchmark for the 1- and 5-year periods and above its benchmark for the 3-year period. The Board also noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee and actual management fee were in the 1st quintile of its expense group, while its total expenses were in the 2nd quintile.
The Hartford International Growth Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile, 3rd quintile and 4th quintile versus its peer universe for the 1-, 3- and 5-year periods, respectively. The Board also noted that the Fund’s performance was in line with its benchmark for the 1- and 5-year periods and above its benchmark for the 3-year period.

102

Hartford International/Global Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee was in the 5th quintile and its total expenses were in the 4th quintile. The Board noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
The Hartford International Opportunities Fund
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1-year period and the 3rd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was above its benchmark for the 1- and 5-year periods and in line with its benchmark for the 3-year period. The Board also noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee, and total expenses were in the 2nd quintile of its expense group.
The Hartford International Value Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-year period and the 1st quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period and above its benchmark for the 3- and 5-year periods. The Board also noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 4th quintile of its expense group. The Board also noted that HASCO had contractually agreed to limit its transfer agency fee for Class I shares of the Fund.
Hartford Schroders Emerging Markets Equity Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-year period and the 4th quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee and its total expenses were in the 4th quintile. The Board also noted that HASCO had contractually agreed to limit its transfer agency fee for Class A shares of the Fund.
Hartford Schroders International Contrarian Value Fund
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
Hartford Schroders International Multi-Cap Value Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile, 4th quintile and 3rd quintile versus its peer universe for the 1-, 3- and 5- year periods, respectively. The Board also noted that the Fund’s performance was above its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee and its total expenses were in the 3rd quintile.
Hartford Schroders International Stock Fund
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1- and 5-year periods and the 2nd quintile for the 3-year period.  The Board also noted that the Fund’s performance was above its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 2nd quintile of its expense group. The Board also noted that HASCO had contractually agreed to limit its transfer agency fee for Class I shares of the Fund.

103

Hartford International/Global Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

 * * * *
Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

104

Hartford International/Global Equity Funds
Index Glossary for Indices Included in the Annual Shareholder Report (Unaudited)

MSCI ACWI ex USA Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)  is designed to capture large and mid cap securities exhibiting overall growth style characteristics across developed market countries (excluding the US) and emerging market countries.

MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.

MSCI ACWI ex USA Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed
(excluding the US) and emerging markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

MSCI ACWI Index (Net) (reflects reinvested dividends net of
withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets and emerging markets countries.

MSCI EAFE Index (Net) (reflects reinvested dividends net of
withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed market countries, excluding the US and Canada.

MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed market countries, excluding the US and Canada.

MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across emerging market countries.

Additional Information Regarding MSCI Indices.
Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy,
completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

105

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFAR-GE25 12/25 Printed in the U.S.A.

Hartford Fixed
Income Funds
Annual Financial Statements
and Other Information
October 31, 2025
◼Hartford Dynamic Bond Fund
◼The Hartford Emerging Markets Local Debt Fund
◼The Hartford Floating Rate Fund
◼The Hartford High Yield Fund
◼The Hartford Inflation Plus Fund
◼Hartford Low Duration High Income Fund
◼The Hartford Municipal Opportunities Fund
◼Hartford Municipal Short Duration Fund
◼Hartford Schroders Core Fixed Income Fund
◼Hartford Schroders Emerging Markets Multi-Sector Bond Fund
◼Hartford Schroders Tax-Aware Bond Fund
◼The Hartford Short Duration Fund
◼The Hartford Strategic Income Fund
◼Hartford Sustainable Municipal Bond Fund
◼The Hartford Total Return Bond Fund
◼The Hartford World Bond Fund

Hartford Fixed Income Funds
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Dynamic Bond Fund	4
The Hartford Emerging Markets Local Debt Fund	8
The Hartford Floating Rate Fund	18
The Hartford High Yield Fund	28
The Hartford Inflation Plus Fund	35
Hartford Low Duration High Income Fund	43
The Hartford Municipal Opportunities Fund	51
Hartford Municipal Short Duration Fund	63
Hartford Schroders Core Fixed Income Fund	67
Hartford Schroders Emerging Markets Multi-Sector Bond Fund	71
Hartford Schroders Tax-Aware Bond Fund	76
The Hartford Short Duration Fund	81
The Hartford Strategic Income Fund	95
Hartford Sustainable Municipal Bond Fund	123
The Hartford Total Return Bond Fund	128
The Hartford World Bond Fund	149
Glossary	175
Statements of Assets and Liabilities:
Hartford Dynamic Bond Fund	176
The Hartford Emerging Markets Local Debt Fund	176
The Hartford Floating Rate Fund	176
The Hartford High Yield Fund	176
The Hartford Inflation Plus Fund	176
Hartford Low Duration High Income Fund	176
The Hartford Municipal Opportunities Fund	178
Hartford Municipal Short Duration Fund	178
Hartford Schroders Core Fixed Income Fund	178
Hartford Schroders Emerging Markets Multi-Sector Bond Fund	178
Hartford Schroders Tax-Aware Bond Fund	178
The Hartford Short Duration Fund	178
The Hartford Strategic Income Fund	180
Hartford Sustainable Municipal Bond Fund	180
The Hartford Total Return Bond Fund	180
The Hartford World Bond Fund	180
Statements of Operations:
Hartford Dynamic Bond Fund	182
The Hartford Emerging Markets Local Debt Fund	182
The Hartford Floating Rate Fund	182
The Hartford High Yield Fund	182

Hartford Fixed Income Funds

Hartford Fixed Income Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Dynamic Bond Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.2%
	Auto Manufacturers - 0.2%
$ 10,125,000	Ford Motor Co. 4.75%, 01/15/2043	$8,147,994
	Beverages - 0.5%
7,885,000	Bacardi Ltd. 4.70%, 05/15/2028(1)	7,937,413
12,110,000	Keurig Dr. Pepper, Inc. 3.35%, 03/15/2051	8,205,352
		16,142,765
	Biotechnology - 0.2%
8,070,000	Royalty Pharma PLC 4.45%, 03/25/2031	8,016,691
	Chemicals - 0.4%
2,545,000	Inversion Escrow Issuer LLC 6.75%, 08/01/2032(1)	2,484,961
5,940,000	Olympus Water U.S. Holding Corp. 7.25%, 02/15/2033(1)	5,912,494
4,595,000	Tronox, Inc. 9.13%, 09/30/2030(1)(2)	4,192,731
		12,590,186
	Commercial Banks - 1.5%
7,730,000	BNP Paribas SA 7.45%, 06/27/2035, (7.45% fixed rate until 06/27/2035; 5 yr. USD CMT + 3.13% thereafter)(1)(2)(3)(4)	8,037,480
7,751,000	Citigroup, Inc. 6.88%, 08/15/2030, (6.88% fixed rate until 08/15/2030; 5 yr. USD CMT + 2.89% thereafter)(3)(4)	7,986,429
8,415,000	HSBC Holdings PLC 4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(4)	8,424,306
24,586,000	UBS Group AG 7.00%, 02/05/2035, (7.00% fixed rate until 02/05/2035; 5 yr. USD ICE Swap + 3.30% thereafter)(1)(3)(4)	24,834,515
		49,282,730
	Commercial Services - 0.2%
8,280,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 06/01/2028(1)	8,105,888
	Diversified Financial Services - 1.5%
21,775,000	AGFC Capital Trust I 5.92%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(1)(4)	14,835,308
8,405,000	Bread Financial Holdings, Inc. 6.75%, 05/15/2031(1)	8,462,507
8,500,000	goeasy Ltd. 6.88%, 02/15/2031(1)	8,306,550
1,510,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	1,483,181
8,925,000	OneMain Finance Corp. 4.00%, 09/15/2030	8,300,150
7,710,000	Synchrony Financial 6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(4)	7,883,208
		49,270,904
	Electric - 6.1%
	American Electric Power Co., Inc.
16,610,000	5.80%, 03/15/2056, (5.80% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.13% thereafter)(4)	16,639,998
4,945,000	6.05%, 03/15/2056, (6.05% fixed rate until 12/15/2035; 5 yr. USD CMT + 1.94% thereafter)(4)	5,007,777
4,160,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	3,908,955
10,290,000	Dayton Power & Light Co. 4.55%, 08/15/2030(1)	10,241,039
17,900,000	Dominion Energy, Inc. 6.20%, 02/15/2056, (6.20% fixed rate until 11/15/2035; 5 yr. USD CMT + 2.01% thereafter)(4)	18,101,216
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.2% - (continued)
	Electric - 6.1% - (continued)
$ 2,503,000	Duquesne Light Holdings, Inc. 2.53%, 10/01/2030(1)	$2,254,768
20,703,000	Emera U.S. Finance LP 2.64%, 06/15/2031	18,469,260
16,801,000	EUSHI Finance, Inc. 6.25%, 04/01/2056, (6.25% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.51% thereafter)(4)	16,726,261
7,770,000	FirstEnergy Transmission LLC 2.87%, 09/15/2028(1)	7,498,896
	Pacific Gas & Electric Co.
37,065,000	2.50%, 02/01/2031	33,175,209
15,054,000	4.55%, 07/01/2030	14,958,379
18,875,000	4.95%, 07/01/2050	16,246,511
7,685,000	Puget Energy, Inc. 4.10%, 06/15/2030	7,525,225
11,610,000	Sempra 6.38%, 04/01/2056, (6.38% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.63% thereafter)(2)(4)	11,929,389
	Southern California Edison Co.
18,875,000	2.75%, 02/01/2032	16,689,820
1,189,000	3.65%, 02/01/2050	838,613
5,405,000	3.65%, 06/01/2051	3,773,304
4,976,000	4.00%, 04/01/2047	3,796,420
		207,781,040
	Entertainment - 0.4%
	Warnermedia Holdings, Inc.
9,100,000	4.28%, 03/15/2032(2)	8,335,031
5,200,000	5.05%, 03/15/2042	4,174,196
		12,509,227
	Food - 1.1%
	BRF SA
3,572,000	5.75%, 09/21/2050(1)	3,028,096
800,000	5.75%, 09/21/2050(5)	678,185
16,270,000	Conagra Brands, Inc. 5.00%, 08/01/2030	16,489,733
7,950,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 6.25%, 03/01/2056(1)	8,002,390
8,425,000	MARB BondCo PLC 3.95%, 01/29/2031(5)	7,601,363
		35,799,767
	Forest Products & Paper - 0.3%
5,150,000	Suzano Austria GmbH 3.75%, 01/15/2031	4,874,288
6,260,000	Suzano Netherlands BV 5.50%, 01/15/2036	6,243,474
		11,117,762
	Gas - 0.3%
7,381,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(4)	7,566,530
4,900,000	MPLX LP 4.95%, 03/14/2052	4,179,533
		11,746,063
	Healthcare - Services - 0.4%
5,600,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	5,479,808
7,803,000	Centene Corp. 2.50%, 03/01/2031	6,715,107
		12,194,915
	Insurance - 2.3%
14,900,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(4)	15,216,595
	Athene Holding Ltd.
15,330,000	6.63%, 05/19/2055	16,048,127
The accompanying notes are an integral part of these financial statements.

4

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.2% - (continued)
	Insurance - 2.3% - (continued)
$ 16,240,000	6.88%, 06/28/2055, (6.88% fixed rate until 03/28/2035; 5 yr. USD CMT + 2.58% thereafter)(4)	$16,301,353
16,051,000	Fortitude Group Holdings LLC 6.25%, 04/01/2030(1)	16,668,521
7,385,000	Global Atlantic Fin Co. 4.40%, 10/15/2029(1)	7,262,138
1,013,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(1)	650,226
7,390,000	RGA Global Funding 5.00%, 08/25/2032(1)	7,438,751
		79,585,711
	Internet - 0.6%
18,650,000	Meta Platforms, Inc. 4.20%, 11/15/2030	18,630,595
	Investment Company Security - 0.7%
17,085,000	Ares Strategic Income Fund 5.15%, 01/15/2031(1)	16,754,318
8,095,000	HPS Corporate Lending Fund 5.45%, 11/15/2030(1)	8,012,858
		24,767,176
	IT Services - 0.0%
1,100,000	Seagate Data Storage Technology Pte. Ltd. 4.09%, 06/01/2029(1)	1,070,111
	Media - 3.4%
	Charter Communications Operating LLC/Charter Communications Operating Capital
8,115,000	3.70%, 04/01/2051	5,304,430
31,733,000	3.85%, 04/01/2061	19,532,245
22,164,000	3.90%, 06/01/2052	14,545,677
3,978,000	3.95%, 06/30/2062	2,463,232
9,900,000	4.40%, 12/01/2061	6,706,693
	Cox Communications, Inc.
12,455,000	2.95%, 10/01/2050(1)(2)	7,204,917
9,005,000	5.80%, 12/15/2053(1)	7,987,463
4,055,000	Gray Media, Inc. 7.25%, 08/15/2033(1)	3,970,123
	Paramount Global
8,780,000	4.20%, 05/19/2032	8,121,806
9,245,000	4.38%, 03/15/2043	7,001,507
8,625,000	Univision Communications, Inc. 4.50%, 05/01/2029(1)	8,106,329
26,315,000	Ziggo BV 4.88%, 01/15/2030(1)	24,837,400
		115,781,822
	Mining - 0.1%
4,315,000	Fortescue Treasury Pty. Ltd. 4.38%, 04/01/2031(1)(2)	4,176,368
	Miscellaneous Manufacturing - 0.5%
16,760,000	Entegris, Inc. 4.75%, 04/15/2029(1)	16,656,336
	Oil & Gas - 2.5%
10,553,000	APA Corp. 5.35%, 07/01/2049	8,763,519
11,935,000	Apache Corp. 4.75%, 04/15/2043	9,560,769
9,950,000	Continental Resources, Inc. 4.90%, 06/01/2044	8,041,259
	Hilcorp Energy I LP/Hilcorp Finance Co.
2,525,000	6.00%, 02/01/2031(1)	2,390,723
6,300,000	6.88%, 05/15/2034(1)	5,984,976
9,790,000	Petroleos Mexicanos 6.75%, 09/21/2047	8,107,620
	Phillips 66 Co.
8,195,000	5.88%, 03/15/2056, (5.88% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.28% thereafter)(4)	8,146,109
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.2% - (continued)
	Oil & Gas - 2.5% - (continued)
$ 16,787,000	6.20%, 03/15/2056, (6.20% fixed rate until 12/15/2035; 5 yr. USD CMT + 2.17% thereafter)(4)	$16,953,728
8,380,000	SM Energy Co. 7.00%, 08/01/2032(1)	8,197,862
7,950,000	Viper Energy Partners LLC 4.90%, 08/01/2030(2)	8,005,571
		84,152,136
	Packaging & Containers - 0.3%
8,915,000	OI European Group BV 4.75%, 02/15/2030(1)(2)	8,403,607
	Pharmaceuticals - 0.5%
18,265,000	Viatris, Inc. 2.70%, 06/22/2030	16,522,888
	Pipelines - 3.1%
10,068,000	Columbia Pipelines Holding Co. LLC 5.10%, 10/01/2031(1)	10,246,883
3,724,000	Enbridge, Inc. 7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(4)	3,977,329
	Energy Transfer LP
9,435,000	5.00%, 05/15/2050	8,001,280
16,605,000	6.50%, 02/15/2056, (6.50% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.68% thereafter)(4)	16,454,604
16,441,000	6.75%, 02/15/2056, (6.75% fixed rate until 11/15/2035; 5 yr. USD CMT + 2.48% thereafter)(4)	16,491,934
	MPLX LP
5,150,000	4.70%, 04/15/2048	4,311,726
4,800,000	5.20%, 03/01/2047	4,314,288
8,340,000	Plains All American Pipeline LP/PAA Finance Corp. 4.70%, 01/15/2031	8,358,236
7,640,000	TransCanada PipeLines Ltd. 7.00%, 06/01/2065, (7.00% fixed rate until 03/01/2030; 5 yr. USD CMT + 2.61% thereafter)(4)	7,873,532
	Venture Global Calcasieu Pass LLC
7,670,000	3.88%, 08/15/2029(1)	7,265,733
2,050,000	4.13%, 08/15/2031(1)	1,895,293
7,785,000	6.25%, 01/15/2030(1)	7,941,883
8,175,000	Whistler Pipeline LLC 5.40%, 09/30/2029(1)	8,378,425
		105,511,146
	Real Estate Investment Trusts - 0.6%
13,815,000	Brandywine Operating Partnership LP 6.13%, 01/15/2031	13,875,502
8,095,000	GLP Capital LP/GLP Financing II, Inc. 5.75%, 11/01/2037	8,035,562
		21,911,064
	Retail - 0.2%
8,235,000	PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(1)	8,214,001
	Semiconductors - 0.5%
7,755,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	8,267,906
9,004,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	8,302,649
		16,570,555
	Software - 1.2%
8,725,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	8,122,941
The accompanying notes are an integral part of these financial statements.

5

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.2% - (continued)
	Software - 1.2% - (continued)
	Oracle Corp.
$ 23,710,000	3.60%, 04/01/2050	$16,080,261
27,035,000	3.85%, 04/01/2060	17,870,045
		42,073,247
	Telecommunications - 0.7%
7,381,000	Bell Telephone Co. of Canada or Bell Canada 7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(4)	7,757,741
7,381,000	TELUS Corp. 7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(4)	7,873,276
8,745,000	Vmed O2 U.K. Financing I PLC 4.75%, 07/15/2031(1)	8,093,462
		23,724,479
	Transportation - 0.4%
	FedEx Corp.
8,620,000	4.55%, 04/01/2046	7,238,998
8,445,000	4.75%, 11/15/2045	7,308,319
		14,547,317
	Water - 0.5%
17,245,000	Aegea Finance SARL 7.63%, 01/20/2036(1)	16,813,075
	Total Corporate Bonds (cost $1,059,833,064)	$1,061,817,566
FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
	Mexico - 0.2%
8,330,000	Mexico Government International Bonds 5.38%, 03/22/2033	$8,323,336
	Total Foreign Government Obligations (cost $8,392,436)	$8,323,336
U.S. GOVERNMENT SECURITIES - 62.1%
	U.S. Treasury Securities - 62.1%
	U.S. Treasury Bonds - 2.6%
39,975,000	4.75%, 08/15/2055	$40,518,410
47,335,000	4.88%, 08/15/2045	48,755,050
		89,273,460
	U.S. Treasury Notes - 59.5%
485,360,000	3.50%, 09/30/2027	484,430,992
602,985,000	3.63%, 08/15/2028	603,408,971
44,445,000	3.63%, 09/30/2030	44,278,331
14,570,000	3.75%, 12/31/2028	14,626,345
122,655,000	3.75%, 12/31/2030	122,769,989
160,190,000	3.88%, 04/30/2030	161,422,712
63,380,000	3.88%, 06/30/2030	63,862,777
317,050,000	4.13%, 11/30/2029	322,474,529
202,625,000	4.13%, 05/31/2032	205,680,204
		2,022,954,850
	Total U.S. Government Securities (cost $2,112,473,413)	$2,112,228,310
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.1%
	Telecommunication Services - 0.1%
76,232	T-Mobile USA, Inc. (Preference Shares), 5.50%		$1,757,910
	Total Preferred Stocks (cost $1,697,687)		$1,757,910
	Total Long-Term Investments (cost $3,182,396,600)		$3,184,127,122
SHORT-TERM INVESTMENTS - 5.1%
	Securities Lending Collateral - 0.5%
15,390,170	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(6)		$15,390,170
	U.S. Treasury Securities - 4.6%
	U.S. Treasury Bills - 4.6%
$ 158,830,000	3.88%, 12/09/2025(7)		158,187,443
	Total Short-Term Investments (cost $173,561,392)		$173,577,613
	Total Investments (cost $3,355,957,992)	98.7%	$3,357,704,735
	Other Assets and Liabilities	1.3%	43,833,633
	Net Assets	100.0%	$3,401,538,368
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$387,979,833, representing 11.4% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

The accompanying notes are an integral part of these financial statements.

6

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
October 31, 2025

(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of these securities was $8,279,548, representing 0.2% of net assets.

(6)	Current yield as of period end.
(7)	The rate shown represents current yield to maturity.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$1,061,817,566	$—	$1,061,817,566	$—
Foreign Government Obligations	8,323,336	—	8,323,336	—
U.S. Government Securities	2,112,228,310	—	2,112,228,310	—
Preferred Stocks	1,757,910	1,757,910	—	—
Short-Term Investments	173,577,613	15,390,170	158,187,443	—
Total	$3,357,704,735	$17,148,080	$3,340,556,655	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

7

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.6%
	South Africa - 0.6%
$ 200,000	Sasol Financing USA LLC 4.50%, 11/08/2027(1)	$192,000
	Total Convertible Bonds (cost $187,458)	$192,000
CORPORATE BONDS - 31.9%
	Angola - 0.7%
200,000	Azule Energy Finance PLC 8.13%, 01/23/2030(2)	$201,001
	Argentina - 1.0%
108,000	Telecom Argentina SA 9.25%, 05/28/2033(2)	109,882
	YPF SA
169,000	6.95%, 07/21/2027(1)	168,687
35,000	8.75%, 09/11/2031(2)	35,954
		314,523
	Brazil - 1.3%
200,000	Aegea Finance SARL 7.63%, 01/20/2036(2)	194,991
200,000	Rumo Luxembourg SARL 4.20%, 01/18/2032(1)	184,584
		379,575
	Bulgaria - 0.8%
EUR 100,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(1)	111,160
100,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(2)	120,544
		231,704
	Chile - 0.6%
$ 200,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(1)	197,038
	China - 1.8%
205,000	Country Garden Holdings Co. Ltd. 5.63%, 01/14/2030(1)(3)	19,311
EUR 100,000	Fortune Star BVI Ltd. 3.95%, 10/02/2026(1)	114,500
$ 200,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(1)	195,878
200,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(1)	202,533
		532,222
	Colombia - 1.2%
176,000	Ecopetrol SA 4.63%, 11/02/2031	157,843
200,000	Termocandelaria Power SA 7.75%, 09/17/2031(1)	207,606
		365,449
	Croatia - 0.4%
EUR 100,000	Erste & Steiermaerkische Banka DD 4.88%, 01/31/2029, (4.88% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.20% thereafter)(1)(4)	120,001
	Czech Republic - 0.8%
100,000	Ceska sporitelna AS 3.74%, 09/09/2032, (3.74% fixed rate until 09/09/2031; 3 mo. EURIBOR + 1.30% thereafter)(1)(4)	115,804
100,000	Energo-Pro AS 8.00%, 05/27/2030(2)	122,137
		237,941
	Dem.Rep. Congo - 0.7%
$ 200,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(2)	206,142
	Georgia - 0.7%
200,000	Silk Road Group Holding LLC 7.50%, 09/15/2030(2)	200,417
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.9% - (continued)
	Guatemala - 1.0%
$ 120,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(1)	$117,622
200,000	Millicom International Cellular SA 4.50%, 04/27/2031(1)	186,816
		304,438
	Hong Kong - 0.6%
200,000	Champion MTN Ltd. 2.95%, 06/15/2030(1)	172,636
	India - 2.6%
200,000	Delhi International Airport Ltd. 6.13%, 10/31/2026(1)	202,124
173,000	Greenko Dutch BV 3.85%, 03/29/2026(1)	171,044
200,000	JSW Steel Ltd. 3.95%, 04/05/2027(1)	196,458
200,000	Shriram Finance Ltd. 6.15%, 04/03/2028(1)	204,924
		774,550
	Indonesia - 1.3%
200,000	Bank KB Indonesia Tbk. PT 5.66%, 10/30/2027(1)	200,735
200,000	Tower Bersama Infrastructure Tbk. PT 2.75%, 01/20/2026(1)	198,667
		399,402
	Israel - 0.4%
90,000	Energean Israel Finance Ltd. 5.38%, 03/30/2028(1)	88,537
40,000	Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	39,385
		127,922
	Kuwait - 0.7%
200,000	NBK SPC Ltd. 5.50%, 06/06/2030, (5.50% fixed rate until 06/06/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)(4)	207,362
	Macau - 0.6%
200,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	191,505
	Malaysia - 1.3%
200,000	GENM Capital Labuan Ltd. 3.88%, 04/19/2031(1)	181,152
200,000	Petronas Capital Ltd. 4.95%, 01/03/2031(2)	206,663
		387,815
	Mexico - 1.7%
200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(2)(4)	217,945
198,982	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(2)	215,094
	Petroleos Mexicanos
55,000	5.95%, 01/28/2031	53,798
30,000	6.75%, 09/21/2047	24,844
		511,681
	Mongolia - 0.4%
125,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(1)	123,544
	Morocco - 0.7%
200,000	OCP SA 6.70%, 03/01/2036(1)	215,278
	Oman - 0.7%
200,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(1)	201,585
The accompanying notes are an integral part of these financial statements.

8

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.9% - (continued)
	Pakistan - 0.6%
$ 200,000	Veon Midco BV 3.38%, 11/25/2027(2)	$187,287
	Panama - 0.6%
188,168	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(1)	175,749
	Peru - 1.3%
200,000	Kallpa Generacion SA 5.88%, 01/30/2032(2)	209,520
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(1)(5)	191,008
		400,528
	Philippines - 0.7%
200,000	Globe Telecom, Inc. 4.20%, 08/02/2026, (4.20% fixed rate until 08/02/2026; 5 yr. USD CMT + 5.53% thereafter)(1)(4)(6)	198,472
	Poland - 0.4%
EUR 100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(1)(4)	113,116
	Romania - 0.5%
130,000	Banca Transilvania SA 5.13%, 09/30/2030, (5.13% fixed rate until 09/30/2029; 1 yr. EURIBOR ICE Swap + 2.95% thereafter)(1)(4)	153,524
	Russia - 0.0%
$ 235,000	VTB Bank OJSC Via VTB Capital SA 6.95%, 10/17/2022(3)(7)	—
	Saudi Arabia - 0.7%
200,000	Greensaif Pipelines Bidco SARL 6.13%, 02/23/2038(1)	214,870
	Slovenia - 0.8%
EUR 100,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(1)(4)	125,336
100,000	OTP Banka DD 4.75%, 04/03/2028, (4.75% fixed rate until 04/03/2027; 3 mo. EURIBOR + 1.90% thereafter)(1)(4)	118,108
		243,444
	South Africa - 0.6%
$ 200,000	Anglo American Capital PLC 2.63%, 09/10/2030(1)	183,795
	Thailand - 1.2%
200,000	GC Treasury Center Co. Ltd. 6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(2)(4)(6)	202,440
200,000	Thaioil Treasury Center Co. Ltd. 3.75%, 06/18/2050(1)	146,788
		349,228
	Turkey - 0.7%
200,000	WE Soda Investments Holding PLC 9.38%, 02/14/2031(2)	198,308
	Ukraine - 0.5%
200,000	MHP Lux SA 6.25%, 09/19/2029(1)	161,000
	United Arab Emirates - 0.6%
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(1)	176,625
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.9% - (continued)
	United Kingdom - 0.7%
$ 200,000	Standard Chartered PLC 6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(1)(4)	$207,970
	Total Corporate Bonds (cost $9,690,035)	$9,567,647
FOREIGN GOVERNMENT OBLIGATIONS - 62.0%
	Argentina - 0.2%
ARS 5,840,763	Argentina Treasury Bonds 15.50%, 10/17/2026	$3,571
83,764,000	Argentina Treasury Bonds BONTE 29.50%, 05/30/2030	60,154
		63,725
	Brazil - 2.6%
	Brazil Notas do Tesouro Nacional
BRL 1,370,000	10.00%, 01/01/2027	245,124
1,389,000	10.00%, 01/01/2029	238,718
1,476,000	10.00%, 01/01/2031	241,177
257,000	10.00%, 01/01/2033	40,300
118,000	10.00%, 01/01/2035	17,941
		783,260
	Chile - 1.7%
	Bonos de la Tesoreria de la Republica en pesos
CLP 175,000,000	4.70%, 09/01/2030(1)	180,897
35,000,000	5.00%, 10/01/2028(1)	37,164
135,000,000	5.00%, 03/01/2035	138,135
65,000,000	5.80%, 10/01/2034(1)	70,263
35,000,000	6.20%, 10/01/2040(1)	39,438
30,000,000	7.00%, 05/01/2034(1)	34,966
		500,863
	China - 4.2%
	China Government Bonds
CNY 690,000	1.55%, 07/25/2030	97,013
70,000	1.61%, 02/15/2035	9,698
980,000	1.67%, 05/25/2035	136,732
410,000	1.83%, 08/25/2035	57,741
310,000	1.87%, 09/15/2031	44,149
430,000	1.91%, 07/15/2029	61,338
90,000	1.92%, 01/15/2055	12,026
290,000	1.98%, 04/25/2045	39,658
400,000	2.15%, 08/25/2055	56,078
600,000	2.27%, 05/25/2034	87,660
30,000	2.33%, 08/15/2044	4,335
230,000	2.35%, 02/25/2034	33,805
700,000	2.62%, 04/15/2028	101,307
590,000	2.62%, 06/25/2030	86,883
1,200,000	2.80%, 03/25/2030	177,861
390,000	2.88%, 02/25/2033	59,391
290,000	3.01%, 05/13/2028	42,461
310,000	3.25%, 06/06/2026	44,137
340,000	3.28%, 12/03/2027	49,835
250,000	3.81%, 09/14/2050	45,823
		1,247,931
	Colombia - 3.4%
EUR 200,000	Colombia Government International Bonds 5.00%, 09/19/2032	225,529
	Colombia TES
COP 1,331,400,000	6.25%, 07/09/2036	233,722
656,500,000	7.00%, 06/30/2032	135,070
364,300,000	7.75%, 09/18/2030	82,507
The accompanying notes are an integral part of these financial statements.

9

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.0% - (continued)
	Colombia - 3.4% - (continued)
COP 1,295,300,000	9.25%, 05/28/2042	$270,972
335,500,000	11.75%, 01/24/2035	85,895
		1,033,695
	Czech Republic - 2.9%
	Czech Republic Government Bonds
CZK 680,000	1.20%, 03/13/2031	27,803
2,480,000	1.50%, 04/24/2040	77,870
220,000	1.75%, 06/23/2032	8,951
560,000	1.95%, 07/30/2037	20,107
440,000	2.00%, 10/13/2033	17,528
840,000	3.00%, 03/03/2033	36,480
2,480,000	3.50%, 05/30/2035	108,669
4,210,000	4.20%, 12/04/2036(1)	192,593
680,000	4.25%, 10/24/2034	31,660
2,600,000	4.50%, 11/11/2032	124,730
4,360,000	5.00%, 09/30/2030	215,157
		861,548
	Dominican Republic - 0.9%
	Dominican Republic International Bonds
$ 150,000	5.88%, 10/28/2035(2)	149,693
110,000	5.95%, 01/25/2027(1)	111,408
		261,101
	Hungary - 0.3%
HUF 44,650,000	Hungary Government Bonds 3.00%, 10/27/2038	88,574
	India - 3.5%
	India Government Bonds
INR 51,350,000	6.33%, 05/05/2035	570,065
3,100,000	6.79%, 10/07/2034	35,231
5,180,000	6.79%, 12/02/2034	58,767
3,480,000	7.18%, 08/14/2033	40,478
31,150,000	7.30%, 06/19/2053	351,899
		1,056,440
	Indonesia - 4.7%
EUR 110,000	Indonesia Government International Bonds 1.10%, 03/12/2033	106,674
	Indonesia Treasury Bonds
IDR 1,341,000,000	6.38%, 04/15/2032	82,452
1,267,000,000	6.50%, 02/15/2031	78,968
899,000,000	6.63%, 05/15/2033	55,870
1,424,000,000	6.75%, 07/15/2035	89,737
1,140,000,000	6.88%, 04/15/2029	71,807
2,743,000,000	7.00%, 02/15/2033	173,602
2,599,000,000	7.13%, 06/15/2038	166,520
1,458,000,000	7.13%, 08/15/2040	93,765
185,000,000	7.13%, 06/15/2042	11,786
651,000,000	7.13%, 06/15/2043	41,789
2,904,000,000	7.13%, 08/15/2045	186,387
420,000,000	7.50%, 06/15/2035	27,769
594,000,000	7.50%, 05/15/2038	39,148
1,051,000,000	8.25%, 06/15/2032	71,426
1,035,000,000	8.38%, 03/15/2034	71,448
427,000,000	8.38%, 04/15/2039	30,054
		1,399,202
	Kazakhstan - 0.4%
	Kazakhstan Government International Bonds
KZT 15,994,000	8.48%, 07/30/2036(2)	17,721
23,106,000	10.78%, 08/25/2036(2)	31,760
34,098,000	14.00%, 05/12/2031(2)	56,984
		106,465
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.0% - (continued)
	Malaysia - 7.3%
	Malaysia Government Bonds
MYR 218,000	2.63%, 04/15/2031	$50,126
182,000	3.48%, 07/02/2035	43,301
839,000	3.50%, 05/31/2027	201,716
255,000	3.76%, 05/22/2040	60,879
823,000	3.83%, 07/05/2034	200,317
446,000	3.89%, 08/15/2029	108,938
350,000	3.90%, 11/30/2026	84,460
2,231,000	3.91%, 07/15/2026	536,749
683,000	4.25%, 05/31/2035	172,494
178,000	4.46%, 03/31/2053	45,371
186,000	4.64%, 11/07/2033	47,791
225,000	4.70%, 10/15/2042	59,244
402,000	4.76%, 04/07/2037	105,595
660,000	4.89%, 06/08/2038	175,317
	Malaysia Government Investment Issue
385,000	3.47%, 10/15/2030	92,798
455,000	3.73%, 03/31/2026	109,008
174,000	4.13%, 07/09/2029	42,830
210,000	4.25%, 09/30/2030	52,350
		2,189,284
	Mexico - 9.0%
	Mexico Bonos
MXN 1,918,800	7.75%, 05/29/2031	100,699
7,308,900	7.75%, 11/13/2042	338,941
447,800	8.00%, 05/24/2035	22,823
2,575,500	8.00%, 11/07/2047	120,763
2,871,000	8.00%, 07/31/2053	133,633
1,284,200	8.00%, 04/29/2055	59,544
1,644,800	8.50%, 05/31/2029	90,053
	Mexico Cetes
14,434,770	0.00%, 07/08/2027(8)	685,827
17,027,850	0.00%, 09/02/2027(8)	801,602
7,048,371	Mexico Udibonos 2.75%, 11/27/2031(9)	345,922
		2,699,807
	Peru - 0.8%
	Peru Government Bonds
PEN 187,000	5.35%, 08/12/2040	49,052
197,000	6.90%, 08/12/2037	60,904
162,000	6.95%, 08/12/2031	52,746
201,000	7.60%, 08/12/2039(1)(10)	64,987
		227,689
	Poland - 2.9%
	Republic of Poland Government Bonds
PLN 198,000	1.25%, 10/25/2030	45,487
1,078,000	1.75%, 04/25/2032	241,134
400,000	2.50%, 07/25/2027	105,560
476,000	4.75%, 07/25/2029	129,915
888,000	5.00%, 10/25/2034	236,583
442,000	5.00%, 10/25/2035	116,697
		875,376
	Romania - 3.5%
	Romania Government Bonds
RON 810,000	4.75%, 10/11/2034	157,533
30,000	4.85%, 07/25/2029	6,340
310,000	6.70%, 02/25/2032	69,217
685,000	6.75%, 04/25/2035	152,928
1,490,000	7.65%, 07/27/2031	346,966
315,000	8.00%, 04/29/2030	74,099
425,000	8.75%, 10/30/2028	100,925
	Romania Government International Bonds
EUR 57,000	2.00%, 04/14/2033(1)	53,238
70,000	2.63%, 12/02/2040(1)	53,340
35,000	5.38%, 06/07/2033(2)	40,705
		1,055,291
The accompanying notes are an integral part of these financial statements.

10

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.0% - (continued)
	South Africa - 4.8%
	Republic of South Africa Government Bond CPI-Linked
ZAR 1,615,196	2.25%, 01/31/2038(9)	$70,124
2,032,203	2.50%, 03/31/2046(9)	81,050
	Republic of South Africa Government Bonds
1,611,000	6.25%, 03/31/2036	75,196
371,770	6.50%, 02/28/2041	15,897
4,551,000	8.25%, 03/31/2032	261,480
1,106,000	8.50%, 01/31/2037	60,094
3,315,000	8.75%, 01/31/2044	171,053
1,660,000	8.75%, 02/28/2048	85,315
5,276,000	8.88%, 02/28/2035	304,552
3,402,000	9.00%, 01/31/2040	184,351
1,732,000	9.88%, 03/31/2039	101,873
649,000	11.63%, 03/31/2053	43,545
		1,454,530
	Supranational - 3.0%
PLN 200,000	Asian Development Bank 0.00%, 11/10/2040(8)	23,369
	Asian Infrastructure Investment Bank
INR 3,000,000	6.00%, 12/08/2031(1)	32,207
11,300,000	6.65%, 06/30/2033(1)	125,830
8,300,000	6.90%, 10/23/2034(2)	93,072
5,400,000	6.90%, 10/23/2034(1)	60,553
5,400,000	6.96%, 01/14/2035(1)	61,222
4,500,000	7.00%, 03/01/2029(1)	51,189
	European Bank for Reconstruction & Development
2,000,000	6.75%, 03/14/2031	22,598
23,700,000	6.88%, 07/30/2031	268,277
14,000,000	International Bank for Reconstruction & Development 6.71%, 01/21/2035	157,426
		895,743
	Thailand - 4.2%
	Thailand Government Bonds
THB 2,722,000	1.59%, 12/17/2035	82,912
3,018,000	1.60%, 12/17/2029	94,021
2,362,000	1.60%, 06/17/2035	71,920
1,102,000	2.00%, 12/17/2031	34,941
1,166,000	2.00%, 06/17/2042	34,815
2,631,000	2.13%, 12/17/2026	82,111
2,220,000	2.40%, 03/17/2029	70,893
2,905,000	2.41%, 03/17/2035	95,149
960,000	2.80%, 06/17/2034	32,258
2,065,000	2.88%, 12/17/2028	66,888
735,000	2.88%, 06/17/2046	24,383
3,549,000	3.30%, 06/17/2038	126,121
6,326,000	3.35%, 06/17/2033	219,270
2,400,000	3.45%, 06/17/2043	86,760
667,000	3.65%, 06/20/2031	22,993
3,690,000	3.78%, 06/25/2032	129,687
		1,275,122
	Turkey - 1.2%
	Turkiye Government Bonds
TRY 6,473,712	26.20%, 10/05/2033	138,782
5,420,000	27.70%, 09/27/2034	119,216
4,435,000	30.00%, 09/12/2029	97,039
		355,037
Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.0% - (continued)
	Uruguay - 0.5%
	Uruguay Government International Bonds
UYU 2,515,000	8.00%, 10/29/2035		$63,351
3,222,500	9.75%, 07/20/2033		89,380
			152,731
	Total Foreign Government Obligations (cost $18,100,119)		$18,583,414
	Total Long-Term Investments (cost $27,977,612)		$28,343,061
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.4%
$ 127,798	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $127,842; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $130,397		$127,798
	Securities Lending Collateral - 0.2%
68,159	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(11)		68,159
	Total Short-Term Investments (cost $195,957)		$195,957
	Total Investments Excluding Purchased Options (cost $28,173,569)	95.1%	$28,539,018
	Total Purchased Options (cost $42,012)	0.1%	$26,082
	Total Investments (cost $28,215,581)	95.2%	$28,565,100
	Other Assets and Liabilities	4.8%	1,435,423
	Net Assets	100.0%	$30,000,523
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of these securities was $7,817,385, representing 26.1% of net assets.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$3,225,622, representing 10.8% of net assets.

The accompanying notes are an integral part of these financial statements.

11

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
October 31, 2025

(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(4)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Investment valued using significant unobservable inputs.
(8)	Security is a zero-coupon bond.
(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(11)	Current yield as of period end.

OTC Option Contracts Outstanding at October 31, 2025
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call USD vs. Put PLN	UBS	3.76	USD	12/04/2025	253,000	USD	253,000	$741	$8,048	$(7,307)
Call USD vs. Put ZAR	BOA	17.66	USD	03/10/2026	223,000	USD	223,000	4,449	7,738	(3,289)
Total Call								$5,190	$15,786	$(10,596)
Put
Call BRL vs. Put USD	MSC	5.33	USD	03/10/2026	596,000	USD	596,000	$6,788	$7,223	$(435)
Call CNY vs. Put USD	BOA	6.94	USD	01/29/2026	272,000	USD	272,000	350	1,248	(898)
Call CNY vs. Put USD	JPM	6.94	USD	02/12/2026	554,000	USD	554,000	944	2,433	(1,489)
Call PLN vs. Put USD	UBS	3.76	USD	12/04/2025	253,000	USD	253,000	5,351	7,325	(1,974)
Call ZAR vs. Put USD	JPM	16.90	USD	01/26/2026	150,000	USD	150,000	846	1,029	(183)
Call ZAR vs. Put USD	BOA	17.66	USD	03/10/2026	223,000	USD	223,000	6,613	6,968	(355)
Total Put								$20,892	$26,226	$(5,334)
Total purchased OTC option contracts								$26,082	$42,012	$(15,930)
Written option contracts:
Call
Call USD vs. Put THB	BOA	32.20	USD	12/03/2025	(304,000)	USD	(304,000)	$(3,101)	$(8,336)	$5,235
Call USD vs. Put THB	BOA	31.28	USD	03/10/2026	(447,000)	USD	(447,000)	(14,574)	(9,584)	(4,990)
Total Call								$(17,675)	$(17,920)	$245
Puts
Call BRL vs. Put USD	MSC	5.09	USD	03/10/2026	(596,000)	USD	(596,000)	$(1,446)	$(2,205)	$759
Call THB vs. Put USD	BOA	32.20	USD	12/03/2025	(304,000)	USD	(304,000)	(2,001)	(7,615)	5,614
Call THB vs. Put USD	BOA	31.28	USD	03/10/2026	(447,000)	USD	(447,000)	(3,480)	(8,884)	5,404
Total puts								$(6,927)	$(18,704)	$11,777
Total Written Option Contracts OTC option contracts								$(24,602)	$(36,624)	$12,022

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	26	12/31/2025	$2,839,484	$(6,775)
U.S. Treasury 10-Year Ultra Future	4	12/19/2025	461,938	1,401
U.S. Treasury Long Bond Future	4	12/19/2025	469,250	9,228
U.S. Treasury Ultra Bond Future	2	12/19/2025	242,563	6,184
Total				$10,038
Short position contracts:
Euro-BOBL Future	(5)	12/08/2025	$(681,562)	$(1,942)
Euro-BUND Future	(1)	12/08/2025	(149,141)	218
U.S. Treasury 2-Year Note Future	(3)	12/31/2025	(624,727)	481
The accompanying notes are an integral part of these financial statements.

12

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
October 31, 2025

Futures Contracts Outstanding at October 31, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
U.S. Treasury 10-Year Note Future	(17)	12/19/2025	$(1,915,422)	$(993)
Total				$(2,236)
Total futures contracts				$7,802

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S44.V1	USD	275,000	(1.00%)	12/20/2030	Quarterly	$5,770	$—	$4,160	$(1,610)
Total centrally cleared credit default swap contracts						$5,770	$—	$4,160	$(1,610)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
7.78% Fixed	1 Mo. MXN TIIE	MXN	1,336,000	08/11/2032	Lunar	$—	$—	$(1,220)	$(1,220)
1 Mo. MXN TIIE	9.02% Fixed	MXN	2,225,000	11/16/2034	Lunar	—	—	10,927	10,927
12 Mo. USD SOFR	3.98% Fixed	USD	12,578,000	12/17/2025	Annual	14	—	(1,659)	(1,673)
12 Mo. USD SOFR	3.56% Fixed	USD	535,000	09/16/2026	Annual	83	—	(182)	(265)
3 Mo. PLN WIBOR	4.10% Fixed	PLN	6,485,000	12/17/2026	Quarterly	—	—	2,676	2,676
3 Mo. ZAR JIBAR	6.77% Fixed	ZAR	31,909,000	12/17/2026	Quarterly	—	—	1,649	1,649
3 Mo. ZAR JIBAR	6.68% Fixed	ZAR	4,530,000	12/17/2027	Quarterly	—	—	500	500
7.07% Fixed	3 Mo. ZAR JIBAR	ZAR	5,311,000	12/17/2030	Quarterly	—	—	(1,905)	(1,905)
7.19% Fixed	3 Mo. ZAR JIBAR	ZAR	12,456,000	12/17/2030	Quarterly	—	—	(8,162)	(8,162)
3 Mo. ZAR JIBAR	7.68% Fixed	ZAR	2,794,000	12/17/2032	Quarterly	—	—	3,149	3,149
3 Mo. ZAR JIBAR	8.32% Fixed	ZAR	6,770,000	12/17/2035	Quarterly	—	—	12,230	12,230
6 Mo. CLP CLICP	4.59% Fixed	CLP	480,272,000	12/17/2026	At Maturity	—	—	306	306
6 Mo. CLP CLICP	4.50% Fixed	CLP	1,309,056,000	12/17/2026	At Maturity	17	—	(379)	(396)
4.52% Fixed	6 Mo. CLP CLICP	CLP	469,141,000	12/17/2027	Semi-Annual	—	—	449	449
6 Mo. CLP CLICP	4.59% Fixed	CLP	163,447,000	12/17/2028	Semi-Annual	—	—	(312)	(312)
6 Mo. CLP CLICP	4.51% Fixed	CLP	197,465,000	12/17/2028	Semi-Annual	—	—	(879)	(879)
6 Mo. CLP CLICP	4.50% Fixed	CLP	197,465,000	12/17/2028	Semi-Annual	—	(1)	(909)	(908)
5.17% Fixed	6 Mo. CLP CLICP	CLP	68,890,000	12/17/2035	Semi-Annual	—	—	426	426
5.21% Fixed	6 Mo. CLP CLICP	CLP	68,891,000	12/17/2035	Semi-Annual	—	—	228	228
5.25% Fixed	6 Mo. CLP CLICP	CLP	303,176,000	12/17/2035	Semi-Annual	83	—	(128)	(211)
3.79% Fixed	6 Mo. CZK PRIBOR	CZK	4,247,000	12/17/2030	Semi-Annual	—	(17)	1,046	1,063
3.71% Fixed	6 Mo. CZK PRIBOR	CZK	2,041,000	12/17/2030	Semi-Annual	—	—	871	871
6 Mo. CZK PRIBOR	3.93% Fixed	CZK	628,000	12/17/2035	Semi-Annual	—	—	(592)	(592)
6 Mo. CZK PRIBOR	3.93% Fixed	CZK	1,115,000	12/17/2035	Semi-Annual	—	—	(1,031)	(1,031)
6.10% Fixed	6 Mo. HUF BIBOR	HUF	169,321,000	12/17/2027	Semi-Annual	—	—	1,316	1,316
6.27% Fixed	6 Mo. HUF BIBOR	HUF	76,325,000	12/17/2030	Semi-Annual	—	—	109	109
6 Mo. HUF BIBOR	6.44% Fixed	HUF	29,484,000	12/17/2032	Semi-Annual	—	—	128	128
6 Mo. HUF BIBOR	6.69% Fixed	HUF	97,711,000	12/17/2035	Semi-Annual	—	—	1,829	1,829
6 Mo. HUF BIBOR	6.51% Fixed	HUF	47,044,000	12/17/2035	Semi-Annual	—	—	(953)	(953)
4.16% Fixed	6 Mo. PLN WIBOR	PLN	3,260,000	12/17/2030	Semi-Annual	—	—	(5,967)	(5,967)
6 Mo. PLN WIBOR	4.56% Fixed	PLN	936,000	12/17/2035	Semi-Annual	—	—	3,639	3,639
BZDIOVRA	10.33% Fixed	BRL	528,733	07/01/2026	At Maturity	—	—	(8,549)	(8,549)
BZDIOVRA	13.91% Fixed	BRL	6,785,667	01/04/2027	At Maturity	—	—	(401)	(401)
BZDIOVRA	10.44% Fixed	BRL	214,602	01/04/2027	At Maturity	—	—	(3,472)	(3,472)
BZDIOVRA	10.47% Fixed	BRL	197,766	07/01/2027	At Maturity	—	—	(3,653)	(3,653)
BZDIOVRA	10.19% Fixed	BRL	754,574	01/03/2028	At Maturity	—	—	(14,964)	(14,964)
BZDIOVRA	13.19% Fixed	BRL	1,805,027	01/02/2029	At Maturity	—	—	1,655	1,655
The accompanying notes are an integral part of these financial statements.

13

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
October 31, 2025

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2025 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BZDIOVRA	13.48% Fixed	BRL	456,921	01/02/2031	At Maturity	$—	$—	$976	$976
BZDIOVRA	13.42% Fixed	BRL	547,888	01/02/2031	At Maturity	—	—	699	699
BZDIOVRA	13.17% Fixed	BRL	714,650	01/02/2031	At Maturity	—	(69)	(218)	(149)
BZDIOVRA	13.19% Fixed	BRL	433,438	01/02/2031	At Maturity	—	—	(308)	(308)
Total centrally cleared interest rate swaps contracts						$197	$(87)	$(11,035)	$(11,145)

Foreign Currency Contracts Outstanding at October 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
109,040,000	ARS	74,942	USD	BOA	11/07/2025	$(105)
103,335,000	ARS	71,266	USD	CBK	11/19/2025	(1,233)
7,747,000	BRL	1,392,305	USD	GSC	12/02/2025	36,018
340,000	BRL	61,366	USD	UBS	12/02/2025	1,320
140,000	BRL	25,786	USD	DEUT	12/02/2025	26
290,000	BRL	53,566	USD	JPM	12/02/2025	(98)
275,000	BRL	50,991	USD	MSC	12/02/2025	(289)
56,600,000	CLP	59,342	USD	CBK	12/17/2025	717
26,700,000	CLP	28,114	USD	BOA	12/17/2025	217
45,100,000	CLP	47,685	USD	GSC	12/17/2025	171
497,000	CNH	70,054	USD	DEUT	12/17/2025	(53)
428,000	CNH	60,348	USD	JPM	12/17/2025	(66)
1,822,000	CNH	257,133	USD	MSC	12/17/2025	(511)
8,795,912	CNH	1,243,889	USD	UBS	12/17/2025	(5,016)
8,796,000	CNH	1,243,919	USD	WFB	12/17/2025	(5,034)
2,386,161,000	COP	602,318	USD	CBK	12/17/2025	12,658
345,600,000	COP	87,783	USD	GSC	12/17/2025	1,288
1,360,000	CZK	65,192	USD	DEUT	12/17/2025	(694)
22,664,000	CZK	1,091,334	USD	GSC	12/17/2025	(16,490)
8,910,000	EGP	178,278	USD	CBK	12/17/2025	6,904
5,890,000	EGP	99,929	USD	CBK	01/08/2026	21,425
1,334,000	EGP	23,020	USD	CBK	01/26/2026	4,300
2,439,000	EGP	42,117	USD	CBK	01/27/2026	7,816
9,870,000	EGP	178,336	USD	CBK	10/05/2026	6,286
102,000	EUR	118,282	USD	BCLY	12/17/2025	(390)
122,000	EUR	142,107	USD	MSC	12/17/2025	(1,098)
104,000	EUR	121,352	USD	JPM	12/17/2025	(1,148)
200,000	EUR	235,091	USD	CBK	12/17/2025	(3,931)
3,191,000	EUR	3,756,522	USD	DEUT	12/17/2025	(68,355)
99,000	EUR	117,256	USD	UBS	02/17/2026	(2,470)
32,000	GBP	43,279	USD	GSC	12/17/2025	(1,239)
54,000	GBP	72,797	USD	JPM	12/17/2025	(1,854)
75,000	GBP	101,633	USD	DEUT	12/17/2025	(3,100)
291,677,000	HUF	859,948	USD	BCLY	12/17/2025	4,374
10,000,000	HUF	29,927	USD	MSC	12/17/2025	(294)
9,500,000	HUF	28,730	USD	BNP	12/17/2025	(578)
39,700,000	HUF	118,548	USD	DEUT	12/17/2025	(905)
10,573,000,000	IDR	634,217	USD	DEUT	12/17/2025	967
367,000,000	IDR	22,041	USD	GSC	12/17/2025	7
3,844,000,000	IDR	231,071	USD	MSC	12/17/2025	(138)
17,043,998,000	IDR	1,030,540	USD	CBK	12/17/2025	(6,604)
6,220,000	INR	69,826	USD	SCB	12/17/2025	55
17,840,000	INR	201,192	USD	DEUT	12/17/2025	(762)
109,245,000	INR	1,233,515	USD	MSC	12/17/2025	(6,160)
60,840,000	KRW	42,997	USD	DEUT	12/17/2025	(337)
40,060,000	KRW	28,982	USD	MSC	12/17/2025	(893)
142,100,000	KRW	103,413	USD	JPM	12/17/2025	(3,775)
70,500,000	KZT	126,914	USD	DEUT	12/17/2025	3,893
80,400,000	KZT	145,385	USD	BOA	12/17/2025	3,791
8,706,000	MXN	463,388	USD	WFB	12/17/2025	2,861
340,000	MXN	18,233	USD	DEUT	12/17/2025	(25)
397,000	MXN	21,438	USD	BNP	12/17/2025	(177)
850,000	MXN	45,885	USD	SSG	12/17/2025	(364)
The accompanying notes are an integral part of these financial statements.

14

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
October 31, 2025

Foreign Currency Contracts Outstanding at October 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,260,000	MXN	68,010	USD	SCB	12/17/2025	$(531)
1,585,000	MXN	85,660	USD	MSC	12/17/2025	(776)
2,656,000	MXN	143,348	USD	BCLY	12/17/2025	(1,106)
2,025,000	MYR	483,544	USD	BNP	12/17/2025	589
105,697,000	NGN	63,012	USD	CBK	12/10/2025	9,471
170,184,000	NGN	112,623	USD	BOA	12/17/2025	3,674
90,007,000	NGN	54,026	USD	CBK	02/09/2026	6,060
1,150,000	PEN	331,323	USD	BOA	12/17/2025	9,778
790,000	PEN	225,618	USD	CBK	12/17/2025	8,704
154,000	PEN	44,247	USD	JPM	12/17/2025	1,431
8,200,000	PHP	143,809	USD	DEUT	12/17/2025	(4,213)
195,000	PLN	52,192	USD	BOA	12/08/2025	593
50,000	PLN	13,735	USD	SGG	12/17/2025	(202)
285,000	PLN	77,933	USD	UBS	12/17/2025	(794)
330,000	PLN	90,543	USD	DEUT	12/17/2025	(1,225)
295,000	PLN	81,318	USD	CBK	12/17/2025	(1,473)
3,910,000	PLN	1,071,099	USD	MSC	12/17/2025	(12,809)
237,000	RON	54,317	USD	GSC	12/17/2025	(725)
315,000	RON	72,393	USD	CBK	12/17/2025	(1,164)
7,684,000	RSD	76,645	USD	CBK	12/17/2025	(1,088)
80,000	SGD	61,809	USD	CBK	12/17/2025	(123)
150,000	THB	4,647	USD	BOA	12/08/2025	6
2,510,000	THB	76,902	USD	SGG	12/17/2025	1,023
1,980,000	THB	60,564	USD	UBS	12/17/2025	907
3,430,000	THB	106,274	USD	BNP	12/17/2025	214
4,760,000	THB	147,918	USD	JPM	12/17/2025	(138)
17,759,000	THB	562,991	USD	CBK	12/17/2025	(11,644)
43,028,000	THB	1,362,833	USD	BCLY	12/17/2025	(26,981)
171,000	THB	5,458	USD	BOA	03/12/2026	(116)
16,652,000	TRY	369,531	USD	GSC	12/17/2025	11,163
13,670,000	TRY	309,977	USD	DEUT	12/17/2025	2,543
3,425,000	TRY	77,194	USD	MSC	12/17/2025	1,107
2,270,000	TRY	51,490	USD	UBS	12/17/2025	406
2,066,000	TRY	37,307	USD	MSC	04/27/2026	5,294
31,470,000	TRY	563,821	USD	CBK	04/28/2026	84,591
15,735,000	TRY	289,542	USD	DEUT	07/17/2026	14,671
38,750,000	TRY	694,693	USD	BCLY	09/16/2026	20,304
1,015,000	UYU	25,025	USD	DEUT	12/17/2025	357
1,981,000	ZAR	113,361	USD	JPM	11/28/2025	679
11,982,000	ZAR	678,169	USD	BCLY	12/17/2025	10,650
4,240,000	ZAR	243,435	USD	CBK	12/17/2025	312
920,000	ZAR	52,682	USD	GSC	12/17/2025	207
599,000	ZAR	34,276	USD	BOA	12/17/2025	159
420,000	ZAR	24,153	USD	SCB	12/17/2025	(9)
1,280,000	ZAR	73,827	USD	DEUT	12/17/2025	(242)
2,730,000	ZAR	157,859	USD	MSC	12/17/2025	(917)
54,371	USD	79,545,000	ARS	GSC	11/07/2025	(222)
19,054	USD	29,495,000	ARS	BNP	11/07/2025	(1,189)
65,735	USD	103,335,000	ARS	BNP	11/19/2025	(4,298)
86,072	USD	130,000	AUD	RBC	12/17/2025	969
32,556	USD	50,000	AUD	JPM	12/17/2025	(176)
40,556	USD	225,000	BRL	JPM	12/02/2025	(928)
103,769	USD	585,000	BRL	MSC	03/12/2026	(1,695)
59,473	USD	82,000	CAD	MSC	12/17/2025	862
71,902	USD	100,000	CAD	JPM	12/17/2025	425
49,780	USD	47,700,000	CLP	MSC	12/17/2025	(835)
72,438	USD	69,700,000	CLP	BOA	12/17/2025	(1,521)
179,608	USD	171,745,000	CLP	JPM	12/17/2025	(2,630)
81,988	USD	578,000	CNH	UBS	12/17/2025	579
216,882	USD	1,537,000	CNH	CBK	12/17/2025	402
117,014	USD	828,000	CNH	BNP	12/17/2025	393
129,731	USD	919,000	CNH	DEUT	12/17/2025	293
355,799	USD	2,529,000	CNH	JPM	12/17/2025	(402)
55,148	USD	391,000	CNH	BOA	02/02/2026	(83)
107,128	USD	759,000	CNH	JPM	02/24/2026	(221)
The accompanying notes are an integral part of these financial statements.

15

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
October 31, 2025

Foreign Currency Contracts Outstanding at October 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
73,116	USD	519,000	CNY	SSG	12/17/2025	$(166)
68,487	USD	269,600,000	COP	CBK	12/17/2025	(996)
206,439	USD	809,300,000	COP	BOA	12/17/2025	(2,139)
447,581	USD	9,280,000	CZK	DEUT	12/17/2025	7,476
172,681	USD	3,562,000	CZK	SSG	12/17/2025	3,752
85,979	USD	1,780,000	CZK	BNP	12/17/2025	1,563
144,307	USD	3,018,000	CZK	MSC	12/17/2025	1,177
76,263	USD	1,600,000	CZK	GSC	12/17/2025	383
180,428	USD	8,910,000	EGP	CBK	12/17/2025	(4,754)
43,889	USD	2,130,000	EGP	CBK	01/08/2026	4
4,314,404	USD	3,662,581	EUR	DEUT	12/17/2025	81,184
548,892	USD	468,000	EUR	JPM	12/17/2025	7,976
514,069	USD	439,000	EUR	SCB	12/17/2025	6,672
353,903	USD	301,000	EUR	CBK	12/17/2025	6,007
277,152	USD	237,000	EUR	MSC	12/17/2025	3,227
55,377	USD	47,000	EUR	GSC	12/17/2025	1,054
108,326	USD	93,000	EUR	UBS	12/17/2025	836
58,346	USD	50,000	EUR	BOA	12/17/2025	556
46,545	USD	40,000	EUR	MSC	02/17/2026	167
216,803	USD	161,000	GBP	JPM	12/17/2025	5,287
210,144	USD	70,241,000	HUF	MSC	12/17/2025	2,001
112,490	USD	37,700,000	HUF	DEUT	12/17/2025	775
62,969	USD	1,040,000,000	IDR	SCB	12/17/2025	490
42,230	USD	703,000,000	IDR	JPM	12/17/2025	(4)
88,562	USD	1,475,000,000	IDR	GSC	12/17/2025	(50)
68,480	USD	1,141,000,000	IDR	MSC	12/17/2025	(66)
187,144	USD	3,119,000,000	IDR	DEUT	12/17/2025	(233)
71,873	USD	6,405,000	INR	MSC	12/17/2025	(87)
130,712	USD	182,160,000	KRW	DEUT	12/17/2025	2,984
43,489	USD	60,840,000	KRW	MSC	12/17/2025	829
85,445	USD	47,200,000	KZT	CBK	12/17/2025	(2,130)
122,701	USD	2,273,000	MXN	GSC	12/17/2025	970
181,969	USD	3,385,000	MXN	MSC	12/17/2025	685
61,652	USD	1,140,000	MXN	BOA	12/17/2025	599
53,662	USD	997,000	MXN	CBK	12/17/2025	268
59,710	USD	1,110,000	MXN	DEUT	12/17/2025	265
61,660	USD	1,149,000	MXN	JPM	12/17/2025	125
6,777	USD	126,000	MXN	UBS	12/17/2025	29
32,400	USD	136,000	MYR	DEUT	12/17/2025	(115)
44,341	USD	67,044,000	NGN	SCB	12/10/2025	(1,635)
56,755	USD	95,000	NZD	ANZ	12/17/2025	2,279
63,279	USD	110,000	NZD	DEUT	12/17/2025	202
4,296	USD	15,000	PEN	MSC	12/17/2025	(153)
4,292	USD	15,000	PEN	UBS	12/17/2025	(157)
129,668	USD	441,000	PEN	CBK	12/17/2025	(1,137)
90,462	USD	309,000	PEN	DEUT	12/17/2025	(1,191)
65,865	USD	231,000	PEN	BOA	12/17/2025	(2,652)
275,107	USD	15,910,000	PHP	DEUT	12/17/2025	4,255
43,359	USD	2,530,000	PHP	CBK	12/17/2025	288
9,276	USD	35,000	PLN	UBS	12/08/2025	(198)
30,590	USD	110,000	PLN	BOA	12/17/2025	817
38,522	USD	140,000	PLN	MSC	12/17/2025	629
102,044	USD	444,000	RON	SGG	12/17/2025	1,645
48,346	USD	210,000	RON	CBK	12/17/2025	860
148,153	USD	190,000	SGD	CBK	12/17/2025	1,647
136,320	USD	175,000	SGD	MSC	12/17/2025	1,381
382,350	USD	12,131,000	THB	BCLY	12/17/2025	5,729
256,938	USD	8,170,000	THB	BNP	12/17/2025	3,290
347,539	USD	11,130,000	THB	CBK	12/17/2025	1,996
251,744	USD	8,120,000	THB	DEUT	12/17/2025	(352)
74,337	USD	2,410,000	THB	MSC	12/17/2025	(484)
153,189	USD	5,010,000	THB	UBS	12/17/2025	(2,352)
21,387	USD	945,000	TRY	MSC	12/17/2025	(217)
857,491	USD	38,750,000	TRY	BCLY	12/17/2025	(28,403)
614,901	USD	31,470,000	TRY	DEUT	04/28/2026	(33,511)
The accompanying notes are an integral part of these financial statements.

16

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
October 31, 2025

Foreign Currency Contracts Outstanding at October 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
302,509	USD	15,735,000	TRY	DEUT	07/17/2026	$(1,704)
249,362	USD	13,670,000	TRY	DEUT	09/16/2026	(2,871)
21,240	USD	376,000	ZAR	JPM	11/28/2025	(406)
240,547	USD	4,178,000	ZAR	MSC	12/17/2025	362
53,022	USD	921,000	ZAR	DEUT	12/17/2025	75
9,784	USD	170,000	ZAR	CBK	12/17/2025	11
144,221	USD	2,510,000	ZAR	GSC	12/17/2025	(73)
31,486	USD	550,000	ZAR	BOA	12/17/2025	(132)
46,968	USD	822,000	ZAR	SSG	12/17/2025	(287)
39,249	USD	685,000	ZAR	JPM	01/28/2026	(13)
16,248	USD	288,000	ZAR	BOA	03/12/2026	(207)
Total foreign currency contracts						$173,180
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$192,000	$—	$192,000	$—
Corporate Bonds	9,567,647	—	9,567,647	—
Foreign Government Obligations	18,583,414	—	18,583,414	—
Short-Term Investments	195,957	68,159	127,798	—
Purchased Options	26,082	—	26,082	—
Foreign Currency Contracts(2)	476,717	—	476,717	—
Futures Contracts(2)	17,512	17,512	—	—
Swaps - Interest Rate(2)	44,825	—	44,825	—
Total	$29,104,154	$85,671	$29,018,483	$—
Liabilities
Foreign Currency Contracts(2)	$(303,537)	$—	$(303,537)	$—
Futures Contracts(2)	(9,710)	(9,710)	—	—
Swaps - Credit Default(2)	(1,610)	—	(1,610)	—
Swaps - Interest Rate(2)	(55,970)	—	(55,970)	—
Written Options	(24,602)	—	(24,602)	—
Total	$(395,429)	$(9,710)	$(385,719)	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

17

The Hartford Floating Rate Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
	Other Asset-Backed Securities - 1.4%
$ 2,000,000	Bain Capital Credit CLO Ltd. 5.41%, 04/23/2038, 3 mo. USD Term SOFR + 1.55%(1)(2)	$1,996,390
2,465,397	Carlyle Global Market Strategies CLO Ltd. 5.70%, 07/20/2031, 3 mo. USD Term SOFR + 1.81%(1)(2)	2,467,660
2,500,000	Carlyle U.S. CLO Ltd. 5.43%, 01/20/2038, 3 mo. USD Term SOFR + 1.55%(1)(2)	2,495,597
1,750,000	Elmwood CLO II Ltd. 9.63%, 10/20/2037, 3 mo. USD Term SOFR + 5.75%(1)(2)	1,744,409
1,500,000	Madison Park Funding LXIX Ltd. 10.11%, 07/25/2037, 3 mo. USD Term SOFR + 6.25%(1)(2)	1,509,706
1,250,000	Magnetite XLI Ltd. 8.76%, 01/25/2038, 3 mo. USD Term SOFR + 4.90%(1)(2)	1,254,648
1,610,000	OCP Aegis CLO Ltd. 9.39%, 01/16/2037, 3 mo. USD Term SOFR + 5.50%(1)(2)	1,562,961
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $13,005,126)	$13,031,371
CONVERTIBLE BONDS - 0.1%
	IT Services - 0.1%
450,000	Seagate HDD Cayman 3.50%, 06/01/2028	$1,408,725
	Total Convertible Bonds (cost $550,736)	$1,408,725
CORPORATE BONDS - 2.7%
	Aerospace & Defense - 0.1%
585,000	Spirit AeroSystems, Inc. 9.75%, 11/15/2030(1)	$642,721
	Airlines - 0.1%
1,000,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	982,895
	Commercial Banks - 0.1%
575,000	Freedom Mortgage Corp. 12.25%, 10/01/2030(1)	640,070
	Commercial Services - 0.1%
1,100,000	Veritiv Operating Co. 10.50%, 11/30/2030(1)	1,144,746
	Diversified Financial Services - 0.3%
575,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	603,750
2,015,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	2,087,052
700,000	United Wholesale Mortgage LLC 5.50%, 11/15/2025(1)	699,988
		3,390,790
	Food - 0.1%
605,754	Chobani Holdco II LLC 8.75%, 10/01/2029(1)(3)	641,679
	Forest Products & Paper - 0.1%
995,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	826,096
	Hand/Machine Tools - 0.1%
EUR 805,000	IMA Industria Macchine Automatiche SpA 5.78%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	934,035
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 2.7% - (continued)
	Healthcare - Services - 0.1%
$ 730,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(1)	$754,648
	Internet - 0.4%
665,000	Getty Images, Inc. 11.25%, 02/21/2030(1)	660,071
1,969,971	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	1,969,971
EUR 1,000,000	United Group BV 6.29%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(2)	1,154,091
		3,784,133
	Media - 0.0%
$ 645,000	CSC Holdings LLC 11.75%, 01/31/2029(1)	509,525
	Oil & Gas - 0.2%
	Matador Resources Co.
1,705,000	6.25%, 04/15/2033(1)	1,702,479
600,000	6.88%, 04/15/2028(1)	611,432
		2,313,911
	Oil & Gas Services - 0.1%
1,035,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	1,056,244
	Packaging & Containers - 0.3%
1,775,000	TriMas Corp. 4.13%, 04/15/2029(1)	1,716,314
815,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(1)	850,295
		2,566,609
	Pharmaceuticals - 0.1%
1,175,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	1,211,558
	Real Estate - 0.0%
	Country Garden Holdings Co. Ltd.
2,385,000	4.80%, 08/06/2030(4)(5)	226,575
370,000	5.63%, 01/14/2030(4)(5)	34,854
		261,429
	Retail - 0.3%
EUR 575,000	Bertrand Franchise Finance SAS 5.75%, 07/18/2030, 3 mo. EURIBOR + 3.75%(1)(2)	642,163
$ 1,000,000	Staples, Inc. 10.75%, 09/01/2029(1)	969,079
1,000,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	962,570
		2,573,812
	Software - 0.1%
EUR 555,000	TeamSystem SpA 5.53%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	641,849
	Telecommunications - 0.1%
$ 1,175,000	Frontier Communications Holdings LLC 5.00%, 05/01/2028(1)	1,173,442
	Total Corporate Bonds (cost $27,291,098)	$26,050,192
SENIOR FLOATING RATE INTERESTS - 89.9%(6)
	Advertising - 0.3%
600,000	Clear Channel Outdoor Holdings, Inc. 8.08%, 08/23/2028, 1 mo. USD Term SOFR + 4.00%	$600,570
1,955,000	Wasserman Media Group LLC 6.99%, 06/23/2032, 1 mo. USD Term SOFR + 3.00%	1,962,331
		2,562,901
	Aerospace & Defense - 2.0%
3,830,750	Barnes Group, Inc. 6.71%, 01/27/2032, 1 mo. USD Term SOFR + 2.75%	3,825,962
The accompanying notes are an integral part of these financial statements.

18

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.9%(6) - (continued)
	Aerospace & Defense - 2.0% - (continued)
$ 197,505	Bleriot U.S. Bidco, Inc. 6.50%, 10/31/2030, 3 mo. USD Term SOFR + 2.50%	$197,813
2,612,102	Cobham Ultra SeniorCo SARL 8.37%, 08/03/2029, 6 mo. USD Term SOFR + 3.75%	2,618,163
3,309,987	Dynasty Acquisition Co., Inc. 5.96%, 10/31/2031, 1 mo. USD Term SOFR + 2.00%	3,314,290
	Kaman Corp.
258,559	1.52%, 02/26/2032, 3 mo. USD Term SOFR + 2.50%(7)	259,205
2,734,526	6.66%, 02/26/2032, 3 mo. USD Term SOFR + 2.50%	2,741,362
6,069,845	TransDigm, Inc. 6.50%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	6,076,521
		19,033,316
	Airlines - 1.8%
2,006,807	Air Canada 5.96%, 03/21/2031, 1 mo. USD Term SOFR + 2.00%	2,007,810
	American Airlines, Inc.
1,102,709	6.13%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	1,103,591
1,980,050	7.13%, 05/28/2032, 3 mo. USD Term SOFR + 3.25%	1,985,990
2,499,750	AS Mileage Plan IP Ltd. 5.63%, 10/15/2031, 3 mo. USD Term SOFR + 1.75%	2,506,000
4,717,331	JetBlue Airways Corp. 8.75%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	4,474,389
1,499,850	Vista Management Holding, Inc. 7.74%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	1,509,224
3,562,908	WestJet Loyalty LP 7.25%, 02/14/2031, 3 mo. USD Term SOFR + 3.25%	3,574,060
		17,161,064
	Apparel - 1.9%
7,490,489	ABG Intermediate Holdings 2 LLC 6.21%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	7,481,126
1,140,000	Beach Acquisition Bidco LLC 7.31%, 09/12/2032, 3 mo. USD Term SOFR + 3.25%	1,145,221
5,396,875	Champ Acquisition Corp. 8.17%, 11/25/2031, 6 mo. USD Term SOFR + 4.00%	5,426,126
4,024,017	Hanesbrands, Inc. 6.71%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	4,030,737
		18,083,210
	Auto Parts & Equipment - 1.0%
1,590,000	American Axle & Manufacturing, Inc. 7.27%, 02/24/2032, 1 mo. USD Term SOFR + 3.25%	1,578,075
	Clarios Global LP
EUR 2,232,826	4.89%, 07/16/2031, 1 mo. EURIBOR + 3.00%	2,578,325
$ 3,300,000	6.71%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	3,307,227
	First Brands Group LLC
660,756	5.53%, 06/29/2026, 1 mo. USD Term SOFR + 1.55%	699,647
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.9%(6) - (continued)
	Auto Parts & Equipment - 1.0% - (continued)
$ 5,837,982	9.10%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	$574,049
1,887,870	11.13%, 06/26/2026, U.S. (Fed) Prime Rate + 9.00%	756,866
		9,494,189
	Biotechnology - 0.5%
EUR 3,895,000	Cooper Consumer Health SAS 5.75%, 11/06/2028, 1 mo. EURIBOR + 3.75%	4,520,819
	Chemicals - 0.8%
$ 2,009,813	A-AP Buyer, Inc. 6.75%, 09/09/2031, 3 mo. USD Term SOFR + 2.75%	2,007,300
2,498,438	INEOS U.S. Finance LLC 6.96%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	2,113,679
1,685,093	Nouryon Finance BV 7.04%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	1,680,880
1,724,551	SCIH Salt Holdings, Inc. 7.20%, 01/31/2029, 6 mo. USD Term SOFR + 3.00%	1,730,243
		7,532,102
	Commercial Services - 9.4%
5,005,000	Allied Universal Holdco LLC 7.31%, 08/20/2032, 1 mo. USD Term SOFR + 3.25%	5,022,668
4,702,589	Belron Finance 2019 LLC 6.74%, 10/16/2031, 3 mo. USD Term SOFR + 2.25%	4,722,199
EUR 4,305,000	Belron U.K. Finance PLC 4.72%, 10/16/2031, 3 mo. EURIBOR + 2.75%	4,987,466
$ 2,832,273	Citrin Cooperman Advisors LLC 7.00%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	2,831,083
1,982,541	Creative Artists Agency LLC 6.46%, 10/01/2031, 1 mo. USD Term SOFR + 2.50%	1,984,464
4,648,428	Ensemble RCM LLC 6.84%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	4,665,116
2,154,000	Evertec Group LLC 6.21%, 10/30/2030, 1 mo. USD Term SOFR + 2.25%	2,156,693
5,121,181	First Advantage Holdings LLC 6.71%, 10/31/2031, 1 mo. USD Term SOFR + 2.75%	4,973,947
6,981,586	Fugue Finance BV 6.95%, 01/09/2032, 3 mo. USD Term SOFR + 2.75%	6,990,313
2,789,687	Genuine Financial Holdings LLC 7.21%, 09/27/2030, 1 mo. USD Term SOFR + 3.25%	2,483,826
EUR 2,385,000	Inspired Finco Holdings Ltd. 5.14%, 02/28/2031, 1 mo. EURIBOR + 3.25%	2,758,142
$ 5,467,906	OMNIA Partners LLC 6.36%, 07/25/2030, 3 mo. USD Term SOFR + 2.50%	5,467,906
2,645,000	Prometric Holdings, Inc. 7.71%, 06/25/2032, 1 mo. USD Term SOFR + 3.75%	2,654,257
EUR 3,800,000	Ren10 Holding AB 5.83%, 07/31/2030, 3 mo. EURIBOR + 3.75%	4,398,335
$ 5,468,895	Ryan LLC 7.46%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	5,441,550
	TMF Group Holding BV
EUR 1,420,000	5.25%, 05/03/2028, 3 mo. EURIBOR + 3.25%	1,646,584
$ 2,790,584	6.68%, 05/03/2028, 3 mo. USD Term SOFR + 2.75%	2,794,072
5,441,872	Trans Union LLC 5.71%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	5,434,011
The accompanying notes are an integral part of these financial statements.

19

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.9%(6) - (continued)
	Commercial Services - 9.4% - (continued)
$ 5,210,754	TTF Holdings LLC 7.79%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	$4,780,866
1,747,350	United Talent Agency LLC 7.53%, 06/10/2032, 1 mo. USD Term SOFR + 3.50%	1,760,455
970,000	Valvoline, Inc. 5.98%, 03/19/2032, 1 mo. USD Term SOFR + 2.00%	970,970
EUR 2,084,375	Verisure Holding AB 5.00%, 03/27/2028, 3 mo. EURIBOR + 3.00%	2,401,306
$ 1,771,579	Veritiv Corp. 8.00%, 11/30/2030, 3 mo. USD Term SOFR + 4.00%	1,699,051
1,935,000	Wash Multifamily Parent, Inc. 7.21%, 09/10/2032, 1 mo. USD Term SOFR + 3.25%	1,944,075
4,682,086	WEX, Inc. 5.71%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	4,665,980
		89,635,335
	Construction Materials - 3.4%
4,026,597	Chamberlain Group, Inc. 6.96%, 09/08/2032, 1 mo. USD Term SOFR + 3.00%	4,036,664
	Cornerstone Building Brands, Inc.
2,140,618	7.38%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	1,954,791
2,643,300	8.53%, 05/15/2031, 1 mo. USD Term SOFR + 4.50%	2,307,944
3,965,025	Emerald Borrower LP 6.12%, 08/04/2031, 6 mo. USD Term SOFR + 2.25%	3,948,253
	Groundworks LLC
429,709	3.63%, 03/14/2031, 3 mo. USD Term SOFR + 3.00%(7)	429,980
2,310,187	6.99%, 03/14/2031, 1 mo. USD Term SOFR + 3.00%	2,311,642
3,899,248	Hobbs & Associates LLC 6.71%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	3,892,619
257,110	Oscar AcquisitionCo LLC 8.25%, 04/29/2029, 3 mo. USD Term SOFR + 4.25%	231,029
5,989,900	Quikrete Holdings, Inc. 6.21%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	5,995,231
4,735,731	Tamko Building Products LLC 6.78%, 09/20/2030, 3 mo. USD Term SOFR + 2.75%	4,743,119
2,224,895	Wilsonart LLC 8.25%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	2,148,225
		31,999,497
	Distribution/Wholesale - 1.8%
2,493,669	American Builders & Contractors Supply Co., Inc. 5.71%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	2,502,072
1,699,855	Core & Main LP 5.99%, 02/09/2031, 1 mo. USD Term SOFR + 2.00%	1,696,319
4,285,000	Gloves Buyer, Inc. 7.96%, 05/21/2032, 1 mo. USD Term SOFR + 4.00%	4,216,697
2,968,651	Olympus Water U.S. Holding Corp. 7.00%, 06/20/2031, 3 mo. USD Term SOFR + 3.00%	2,936,501
	Windsor Holdings III LLC
EUR 2,500,000	4.64%, 08/01/2030, 1 mo. EURIBOR + 2.75%	2,864,019
$ 3,332,487	6.73%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	3,324,156
		17,539,764
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.9%(6) - (continued)
	Diversified Financial Services - 3.2%
$ 3,120,000	Advisor Group, Inc. 6.96%, 07/30/2032, 1 mo. USD Term SOFR + 3.00%	$3,123,900
1,918,465	Aretec Group, Inc. 7.46%, 08/09/2030, 1 mo. USD Term SOFR + 3.50%	1,924,738
9,853,067	Blackhawk Network Holdings, Inc. 7.96%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	9,885,385
4,125,000	CFC Bidco 2022 Ltd. 7.74%, 07/01/2032, 3 mo. USD Term SOFR + 3.75%	4,027,031
4,975,000	FNZ Group Services Ltd. 9.32%, 11/05/2031, 3 mo. USD Term SOFR + 5.00%	3,942,688
3,566,142	Focus Financial Partners LLC 6.71%, 09/15/2031, 1 mo. USD Term SOFR + 2.75%	3,573,952
3,996,747	HighTower Holdings LLC 7.07%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	3,991,751
		30,469,445
	Electric - 0.4%
	Kohler Energy Co. LLC
EUR 2,000,000	6.75%, 05/01/2031, 3 mo. EURIBOR + 4.75%	2,290,892
$ 1,831,897	7.75%, 05/01/2031, 3 mo. USD Term SOFR + 3.75%	1,836,477
		4,127,369
	Electronics - 1.0%
3,541,515	Coherent Corp. 5.71%, 07/02/2029, 1 mo. USD Term SOFR + 1.75%	3,542,614
6,059,813	LSF12 Crown U.S. Commercial Bidco LLC 7.66%, 12/02/2031, 1 mo. USD Term SOFR + 3.50%	6,091,990
		9,634,604
	Engineering & Construction - 1.7%
1,355,000	Blackfin Pipeline LLC 7.00%, 10/01/2032, 1 mo. USD Term SOFR + 3.00%	1,353,306
2,119,296	Brown Group Holding LLC 6.73%, 07/01/2031, 1 mo. USD Term SOFR + 2.75%	2,127,244
1,736,875	Construction Partners, Inc. 6.46%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	1,739,046
3,316,688	Newly Weds Foods, Inc. 6.28%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	3,304,250
1,704,568	Service Logic Acquisition, Inc. 6.84%, 10/29/2027, 3 mo. USD Term SOFR + 3.00%	1,710,960
5,858,438	Tecta America Corp. 6.97%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	5,873,084
		16,107,890
	Entertainment - 6.3%
	Banijay Entertainment SAS
EUR 1,445,000	5.28%, 03/01/2028, 3 mo. EURIBOR + 3.25%	1,672,292
1,555,000	5.28%, 02/10/2032, 3 mo. EURIBOR + 3.25%	1,796,171
$ 1,781,228	6.88%, 03/01/2028, 1 mo. USD Term SOFR + 2.75%	1,787,907
	Caesars Entertainment, Inc.
10,929,150	6.21%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	10,828,930
3,709,587	6.21%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	3,670,636
The accompanying notes are an integral part of these financial statements.

20

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.9%(6) - (continued)
	Entertainment - 6.3% - (continued)
$ 2,338,103	Cinemark USA, Inc. 6.23%, 05/24/2030, 1 mo. USD Term SOFR + 2.25%	$2,336,443
3,061,901	Crown Finance U.S., Inc. 8.63%, 12/02/2031, 1 mo. USD Term SOFR + 4.50%	3,053,695
1,368,125	DK Crown Holdings, Inc. 5.86%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	1,361,284
EUR 2,480,000	Dorna Sports SL 4.82%, 08/18/2032, 3 mo. EURIBOR + 2.75%	2,867,005
$ 5,548,587	EOC Borrower LLC 6.96%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	5,569,395
6,088,605	Great Canadian Gaming Corp. 8.75%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	6,042,940
1,660,837	Herschend Entertainment Co. LLC 7.21%, 05/27/2032, 1 mo. USD Term SOFR + 3.25%	1,667,066
3,036,288	Maverick Gaming LLC 15.50%, 06/05/2028, U.S. (Fed) Prime Rate + 8.50%	1,669,958
7,665,576	Ontario Gaming GTA LP 8.24%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	7,170,533
	RunItOneTime LLC
38,706	4.96%, 04/16/2026, 1 mo. USD Term SOFR + 1.00%(3)(8)	34,835
792,576	4.96%, 05/06/2026, 1 mo. USD Term SOFR + 1.00%(3)(8)	792,576
479,912	16.46%, 04/16/2026, 1 mo. USD Term SOFR + 12.50%(8)	461,454
6,910,325	TKO Worldwide Holdings LLC 6.04%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	6,924,284
		59,707,404
	Environmental Control - 0.9%
	Filtration Group Corp.
EUR 635,000	5.39%, 10/21/2028, 1 mo. EURIBOR + 3.50%	739,252
$ 4,149,738	6.71%, 10/21/2028, 1 mo. USD Term SOFR + 2.75%	4,164,428
2,525,000	GFL Environmental, Inc. 6.67%, 03/03/2032, 3 mo. USD Term SOFR + 2.50%	2,522,475
1,130,687	Northstar Group Services, Inc. 8.59%, 05/31/2030, 3 mo. USD Term SOFR + 4.75%	1,139,168
		8,565,323
	Food - 1.2%
2,778,965	Aspire Bakeries Holdings LLC 7.47%, 12/23/2030, 1 mo. USD Term SOFR + 3.50%	2,787,663
	CHG PPC Parent LLC
EUR 1,500,000	5.39%, 12/08/2028, 1 mo. EURIBOR + 3.50%	1,736,755
$ 622,563	7.08%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	624,898
	Froneri Lux Finco SARL
EUR 3,720,000	4.58%, 09/30/2031, 6 mo. EURIBOR + 2.50%	4,287,858
$ 2,385,000	6.46%, 07/16/2032, 1 mo. USD Term SOFR + 2.50%	2,383,235
		11,820,409
	Food Service - 0.3%
2,643,366	Golden State Foods LLC 8.16%, 12/04/2031, 1 mo. USD Term SOFR + 4.00%	2,649,790
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.9%(6) - (continued)
	Healthcare - Products - 1.1%
EUR 3,150,000	Auris Luxembourg III SARL 5.87%, 02/28/2029, 6 mo. EURIBOR + 3.75%	$3,623,295
$ 4,865,858	Bausch & Lomb Corp. 7.96%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	4,875,006
908,144	Insulet Corp. 5.96%, 08/01/2031, 1 mo. USD Term SOFR + 2.00%	912,767
1,130,724	Medline Borrower LP 5.96%, 10/23/2028, 1 mo. USD Term SOFR + 2.00%	1,131,651
		10,542,719
	Healthcare - Services - 1.8%
	ADMI Corp.
1,477,272	7.45%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	1,388,635
1,585,177	7.83%, 12/23/2027, 1 mo. USD Term SOFR + 3.75%	1,488,576
1,720,000	Aveanna Healthcare LLC 7.71%, 09/17/2032, 1 mo. USD Term SOFR + 3.75%	1,723,320
	EyeCare Partners LLC
1,778,820	4.97%, 11/30/2028, 3 mo. USD Term SOFR + 3.61%(3)	1,035,611
398,250	10.72%, 11/30/2028, 3 mo. USD Term SOFR + 6.75%	83,633
2,531,530	Heartland Dental LLC 7.71%, 08/25/2032, 1 mo. USD Term SOFR + 3.75%	2,534,948
2,965,897	Medical Solutions Holdings, Inc. 7.44%, 11/01/2028, 3 mo. USD Term SOFR + 3.50%	897,184
1,888,742	Parexel International Corp. 6.46%, 11/15/2028, 1 mo. USD Term SOFR + 2.50%	1,893,369
6,005,275	Star Parent, Inc. 8.00%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	6,013,322
		17,058,598
	Holding Companies-Diversified - 0.5%
	GC Ferry Acquisition I, Inc.
678,125	1.75%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%(7)	676,525
3,971,875	7.71%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%	3,962,501
		4,639,026
	Home Furnishings - 0.9%
5,409,079	AI Aqua Merger Sub, Inc. 7.13%, 07/31/2028, 1 mo. USD Term SOFR + 3.00%	5,418,977
2,995,670	Somnigroup International, Inc. 6.21%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	3,009,391
		8,428,368
	Housewares - 0.5%
4,686,674	Hunter Douglas, Inc. 7.25%, 01/20/2032, 3 mo. USD Term SOFR + 3.25%	4,691,689
	Insurance - 7.4%
14,105,447	Acrisure LLC 6.96%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	14,080,763
1,495,000	Alera Group, Inc. 7.21%, 05/31/2032, 1 mo. USD Term SOFR + 3.25%	1,502,146
6,029,214	Alliant Holdings Intermediate LLC 6.46%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	6,021,316
2,560,650	AmWINS Group, Inc. 6.25%, 01/30/2032, 3 mo. USD Term SOFR + 2.25%	2,563,313
The accompanying notes are an integral part of these financial statements.

21

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.9%(6) - (continued)
	Insurance - 7.4% - (continued)
	Asurion LLC
$ 3,003,276	8.06%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	$3,005,409
2,212,556	8.33%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	2,219,083
6,032,700	9.33%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	5,901,670
5,500,000	9.33%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	5,235,670
	Howden Group Holdings Ltd.
EUR 725,000	5.44%, 02/15/2031, 1 mo. EURIBOR + 3.50%	839,223
$ 4,117,587	6.71%, 02/15/2031, 1 mo. USD Term SOFR + 2.75%	4,123,146
9,380,522	HUB International Ltd. 6.12%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	9,409,507
2,926,786	Sedgwick Claims Management Services, Inc. 6.46%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	2,925,498
655,000	Trucordia Insurance Holdings LLC 7.21%, 06/17/2032, 1 mo. USD Term SOFR + 3.25%	656,637
	Truist Insurance Holdings LLC
2,764,919	6.75%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	2,759,970
694,737	8.75%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	703,247
8,322,027	USI, Inc. 6.25%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	8,330,349
		70,276,947
	Internet - 2.5%
8,210,095	Endure Digital, Inc. 7.72%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	4,242,567
EUR 2,364,375	Getty Images, Inc. 7.94%, 02/21/2030, 1 mo. EURIBOR + 6.00%	2,650,351
	MH Sub I LLC
$ 4,287,432	8.21%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	3,421,371
6,334,457	8.25%, 05/03/2028, 3 mo. USD Term SOFR + 4.25%	5,746,175
3,695,000	10.09%, 02/23/2029, 3 mo. USD Term SOFR + 6.25%	2,762,012
3,094,257	Shutterfly, Inc. 9.20%, 10/01/2027, 3 mo. USD Term SOFR + 5.00%(3)	2,999,109
1,472,609	Speedster Bidco GmbH 7.24%, 12/10/2031, 3 mo. USD Term SOFR + 3.25%	1,474,450
		23,296,035
	Investment Company Security - 1.1%
991,512	AAL Delaware Holdco, Inc. 6.71%, 07/30/2031, 1 mo. USD Term SOFR + 2.75%	992,008
2,138,838	Dragon Buyer, Inc. 6.75%, 09/30/2031, 3 mo. USD Term SOFR + 2.75%	2,143,650
1,690,000	Gryphon Acquire Newco LLC 6.85%, 09/13/2032, 6 mo. USD Term SOFR + 3.00%	1,697,402
2,468,593	Intrado Corp. 7.50%, 01/31/2030, 3 mo. USD Term SOFR + 3.50%	2,469,112
2,968,234	Nexus Buyer LLC 7.46%, 07/31/2031, 1 mo. USD Term SOFR + 3.50%	2,946,388
		10,248,560
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.9%(6) - (continued)
	IT Services - 3.9%
$ 5,075,879	Fortress Intermediate 3, Inc. 7.11%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	$5,082,224
	Kaseya, Inc.
2,258,650	7.21%, 03/20/2032, 1 mo. USD Term SOFR + 3.25%	2,257,475
555,000	8.96%, 03/18/2033, 1 mo. USD Term SOFR + 5.00%	548,412
3,760,000	KnowBe4, Inc. 7.59%, 07/23/2032, 3 mo. USD Term SOFR + 3.75%	3,750,600
10,448,365	McAfee LLC 6.96%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	9,882,377
4,330,667	NCR Atleos LLC 7.03%, 04/16/2029, 3 mo. USD Term SOFR + 3.00%	4,332,485
2,263,639	Nielsen Consumer, Inc. 6.46%, 10/31/2030, 1 mo. USD Term SOFR + 2.50%	2,257,980
5,180,213	Peraton Corp. 7.69%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	4,457,936
1,995,000	Sandisk Corp. 6.86%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	1,996,257
2,590,000	X Corp. 9.50%, 10/26/2029	2,596,061
		37,161,807
	Leisure Time - 1.4%
3,718,083	LC AHAB U.S. Bidco LLC 6.96%, 05/01/2031, 1 mo. USD Term SOFR + 3.00%	3,722,730
1,148,425	MajorDrive Holdings IV LLC 8.26%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,112,353
4,316,872	Recess Holdings, Inc. 7.62%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	4,331,723
4,014,687	SRAM LLC 5.92%, 02/27/2032, 1 mo. USD Term SOFR + 2.00%	3,996,299
		13,163,105
	Lodging - 0.3%
2,475,000	Turquoise Topco Ltd. 7.23%, 07/31/2032, 1 mo. USD Term SOFR + 3.25%	2,437,875
	Machinery-Diversified - 0.9%
1,160,812	Roper Industrial Products Investment Co. LLC 6.75%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	1,163,494
1,945,375	Titan Acquisition Ltd. 7.65%, 02/15/2029, 6 mo. USD Term SOFR + 3.75%	1,949,927
EUR 4,830,000	TK Elevator Midco GmbH 5.33%, 04/30/2030, 6 mo. EURIBOR + 3.25%	5,597,920
		8,711,341
	Media - 3.4%
$ 5,747,095	Century De Buyer LLC 6.84%, 10/30/2030, 3 mo. USD Term SOFR + 3.00%	5,765,773
8,409,724	Charter Communications Operating LLC 5.99%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	8,390,802
	Directv Financing LLC
131,389	9.10%, 08/02/2027, 3 mo. USD Term SOFR + 5.00%	131,374
2,302,731	9.35%, 08/02/2029, 3 mo. USD Term SOFR + 5.25%	2,304,896
1,547,623	EW Scripps Co. 9.90%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	1,564,708
1,035,138	NEP Group, Inc. 8.46%, 10/09/2031, 1 mo. USD Term SOFR + 4.50%	992,438
The accompanying notes are an integral part of these financial statements.

22

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.9%(6) - (continued)
	Media - 3.4% - (continued)
$ 3,625,921	Sunrise Financing Partnership 6.69%, 02/15/2032, 6 mo. USD Term SOFR + 2.50%	$3,611,309
5,899,846	Townsquare Media, Inc. 9.19%, 02/19/2030, 3 mo. USD Term SOFR + 5.00%	5,169,740
1,900,000	Versant Media Group, Inc. 7.54%, 10/23/2030, 1 mo. USD Term SOFR + 3.50%	1,891,298
2,775,000	Virgin Media Bristol LLC 7.05%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	2,712,812
		32,535,150
	Mining - 0.4%
	American Rock Salt Co. LLC
2,076,212	8.46%, 06/09/2028, 3 mo. USD Term SOFR + 4.00%	1,544,183
1,062,640	11.46%, 06/09/2028, 3 mo. USD Term SOFR + 7.00%	1,051,131
763,947	11.47%, 06/09/2028, 1 mo. USD Term SOFR + 7.00%(7)	755,674
		3,350,988
	Miscellaneous Manufacturing - 0.4%
1,430,550	LTI Holdings, Inc. 7.71%, 07/29/2029, 1 mo. USD Term SOFR + 3.75%	1,437,703
EUR 2,260,000	Touchdown Acquirer, Inc. 5.57%, 02/21/2031, 3 mo. EURIBOR + 3.50%	2,614,758
		4,052,461
	Oil & Gas Services - 0.1%
$ 1,110,000	Deep Blue Operating I LLC 6.88%, 09/17/2032, 1 mo. USD Term SOFR + 2.75%	1,112,087
14,091,522	PES Holdings LLC 3.00%, 12/31/2025, U.S. (Fed) Prime Rate + 3.00%(3)(4)	70,457
		1,182,544
	Packaging & Containers - 1.9%
6,172,021	Berlin Packaging LLC 7.35%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	6,163,935
	Clydesdale Acquisition Holdings, Inc.
31,750	3.25%, 04/01/2032, 3 mo. USD Term SOFR + 3.25%(7)	31,665
1,557,380	7.14%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,556,165
1,868,567	7.21%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	1,863,540
EUR 1,159,936	LABL, Inc. 7.07%, 10/30/2028, 3 mo. EURIBOR + 5.00%	978,243
$ 2,665,000	Owens-Illinois, Inc. 6.96%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	2,657,218
3,201,412	SupplyOne, Inc. 7.46%, 04/21/2031, 1 mo. USD Term SOFR + 3.50%	3,204,742
1,343,458	TricorBraun Holdings, Inc. 7.21%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	1,336,083
		17,791,591
	Pharmaceuticals - 1.3%
1,200,000	Amneal Pharmaceuticals LLC 7.46%, 08/01/2032, 1 mo. USD Term SOFR + 3.50%	1,208,496
4,738,125	Bausch Health Cos., Inc. 10.21%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	4,700,836
EUR 1,000,000	Curium BidCo SARL 5.50%, 08/04/2031, 3 mo. EURIBOR + 3.50%	1,160,811
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.9%(6) - (continued)
	Pharmaceuticals - 1.3% - (continued)
$ 3,598,650	Endo Luxembourg Finance Co. I SARL 7.96%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	$3,575,259
1,587,914	IVC Acquisition Ltd. 7.75%, 12/12/2028, 3 mo. USD Term SOFR + 3.75%	1,593,074
		12,238,476
	Pipelines - 4.0%
7,039,505	Brazos Delaware II LLC 6.59%, 02/11/2030, 1 mo. USD Term SOFR + 2.50%	7,039,505
5,150,000	Colossus Acquireco LLC 5.87%, 07/30/2032, 3 mo. USD Term SOFR + 1.75%	5,124,250
1,925,556	CPPIB OVM Member U.S. LLC 6.50%, 08/20/2031, 3 mo. USD Term SOFR + 2.50%	1,928,657
2,389,740	Epic Crude Services LP 6.34%, 10/15/2031, 3 mo. USD Term SOFR + 2.50%	2,399,132
8,438,191	Oryx Midstream Services Permian Basin LLC 6.23%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	8,454,055
2,431,625	Rockpoint Gas Storage Partners LP 6.34%, 09/18/2031, 3 mo. USD Term SOFR + 2.50%	2,435,418
6,892,722	Traverse Midstream Partners LLC 6.34%, 02/16/2028, 3 mo. USD Term SOFR + 2.50%	6,901,338
1,620,000	Whitewater Matterhorn Holdings LLC 6.31%, 06/16/2032, 3 mo. USD Term SOFR + 2.25%	1,620,259
1,731,416	Whitewater Whistler Holdings LLC 5.81%, 02/15/2030, 3 mo. USD Term SOFR + 1.75%	1,725,546
		37,628,160
	Retail - 6.5%
7,410,524	1011778 BC Unlimited Liability Co. 5.71%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	7,384,068
1,940,438	BCPE Grill Parent 8.75%, 09/30/2030, 3 mo. USD Term SOFR + 4.75%	1,847,064
GBP 3,000,000	CD&R Firefly Bidco Ltd. 8.72%, 04/29/2029, 3 mo. GBP SONIA + 4.75%	3,929,039
$ 3,104,633	EG America LLC 7.70%, 02/07/2028, 3 mo. USD Term SOFR + 3.50%	3,120,808
2,766,100	Flynn Restaurant Group LP 7.71%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	2,775,173
7,664,739	Great Outdoors Group LLC 7.21%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	7,656,768
2,597,222	Gulfside Supply, Inc. 7.00%, 06/17/2031, 3 mo. USD Term SOFR + 3.00%	2,567,354
1,713,447	Kodiak Building Partners, Inc. 7.75%, 12/04/2031, 3 mo. USD Term SOFR + 3.75%	1,700,596
9,234,485	LBM Acquisition LLC 7.88%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	8,901,674
6,123,290	LSF9 Atlantis Holdings LLC 7.75%, 03/31/2029, 3 mo. USD Term SOFR + 3.75%	6,134,802
2,009,400	Peer Holding III BV 6.50%, 10/28/2030, 3 mo. USD Term SOFR + 2.50%	2,016,312
1,273,111	QXO, Inc. 6.96%, 04/30/2032, 1 mo. USD Term SOFR + 3.00%	1,273,964
The accompanying notes are an integral part of these financial statements.

23

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.9%(6) - (continued)
	Retail - 6.5% - (continued)
$ 4,770,564	Specialty Building Products Holdings LLC 7.81%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	$4,563,999
2,796,750	Staples, Inc. 10.05%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	2,612,780
5,479,650	White Cap Buyer LLC 7.21%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	5,489,952
		61,974,353
	Semiconductors - 0.3%
EUR 2,832,811	MKS Instruments, Inc. 4.39%, 08/17/2029, 1 mo. EURIBOR + 2.50%	3,275,167
	Software - 8.8%
$ 1,371,787	Ascend Learning LLC 6.96%, 12/11/2028, 1 mo. USD Term SOFR + 3.00%	1,370,360
7,814,922	AthenaHealth Group, Inc. 6.71%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	7,774,597
2,742,500	BCPE Pequod Buyer, Inc. 6.96%, 11/25/2031, 1 mo. USD Term SOFR + 3.00%	2,749,356
	Boxer Parent Co., Inc.
2,159,150	7.20%, 07/30/2031, 3 mo. USD Term SOFR + 3.00%	2,143,367
2,525,000	9.95%, 07/30/2032, 3 mo. USD Term SOFR + 5.75%	2,427,788
5,461,230	Cast & Crew Payroll LLC 7.71%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	4,453,633
2,021,723	CCC Intelligent Solutions, Inc. 5.96%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	2,022,673
2,800,000	Clearwater Analytics LLC 6.46%, 04/21/2032, 6 mo. USD Term SOFR + 2.25%	2,801,764
5,710,688	Cotiviti Corp. 6.88%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	5,484,030
3,530,000	Dayforce, Inc. 7.02%, 10/07/2032, 1 mo. USD Term SOFR + 3.00%	3,516,763
1,395,000	DCert Buyer, Inc. 10.96%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	1,252,013
	EP Purchaser LLC
2,664,980	7.58%, 11/06/2028, 1 mo. USD Term SOFR + 3.50%	2,267,445
859,603	8.58%, 11/06/2028, 1 mo. USD Term SOFR + 4.50%	733,353
3,658,050	Epicor Software Corp. 6.46%, 05/30/2031, 1 mo. USD Term SOFR + 2.50%	3,664,927
	Genesys Cloud Services Holdings II LLC
EUR 2,233,125	5.32%, 01/30/2032, 3 mo. EURIBOR + 3.25%	2,573,368
$ 635,200	6.46%, 01/30/2032, 1 mo. USD Term SOFR + 2.50%	627,260
1,920,750	Imagine Learning LLC 7.46%, 12/21/2029, 1 mo. USD Term SOFR + 3.50%	1,763,498
2,574,000	Mitchell International, Inc. 7.21%, 06/17/2031, 1 mo. USD Term SOFR + 3.25%	2,575,261
5,199,904	Open Text Corp. 5.71%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	5,193,404
4,092,992	Polaris Newco LLC 8.35%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	3,908,807
2,848,490	Project Boost Purchaser LLC 6.61%, 07/16/2031, 3 mo. USD Term SOFR + 2.75%	2,840,629
2,902,841	Renaissance Holdings Corp. 7.96%, 04/05/2030, 1 mo. USD Term SOFR + 4.00%	2,499,723
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.9%(6) - (continued)
	Software - 8.8% - (continued)
	Rocket Software, Inc.
EUR 3,615,000	5.64%, 11/28/2028, 1 mo. EURIBOR + 3.75%	$4,169,163
$ 6,969,820	7.71%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	6,936,853
2,981,886	SS&C Technologies, Inc. 5.96%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	2,987,731
4,788,813	Zelis Payments Buyer, Inc. 7.21%, 11/26/2031, 1 mo. USD Term SOFR + 3.25%	4,741,691
		83,479,457
	Telecommunications - 1.9%
3,472,481	Crown Subsea Communications Holding, Inc. 7.46%, 01/30/2031, 1 mo. USD Term SOFR + 3.50%	3,489,843
1,116,937	Frontier Communications Corp. 6.53%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	1,114,849
2,125,000	Level 3 Financing, Inc. 7.21%, 03/29/2032, 1 mo. USD Term SOFR + 3.25%	2,121,281
EUR 2,765,000	MasOrange Finco PLC 4.56%, 03/25/2031, 6 mo. EURIBOR + 2.50%	3,185,579
2,000,000	Odido Holding BV 4.90%, 03/30/2029, 3 mo. EURIBOR + 2.90%	2,309,058
$ 5,864,482	Zacapa SARL 7.75%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	5,874,745
		18,095,355
	Transportation - 0.7%
1,042,562	Student Transportation of America Holdings, Inc. 7.26%, 06/24/2032, 3 mo. USD Term SOFR + 3.25%	1,050,058
3,079,980	Third Coast Infrastructure LLC 7.71%, 09/25/2030, 1 mo. USD Term SOFR + 3.75%	3,076,130
	Van Pool Transportation LLC
336,747	4.42%, 08/06/2030, 3 mo. USD Term SOFR + 3.25%(7)	338,643
2,458,253	7.25%, 08/06/2030, 3 mo. USD Term SOFR + 3.25%	2,472,093
		6,936,924
	Total Senior Floating Rate Interests (cost $885,461,613)	$853,841,127
COMMON STOCKS - 0.3%
	Energy - 0.1%
916,775	Ascent Resources Marcellus Holdings LLC Class A*(9)	$710,500
71,083	Foresight Energy LLC*(9)	213,249
544,947	PES Energy Liquidating Trust*(8)(9)	—
		923,749
	Financial Services - 0.1%
730,911	Unifin Financiera SAB de CV*(8)(9)	38,063
5,385,000	Unifin Financiera SAB de CV*(8)(9)(10)	538,500
		576,563
	Insurance - 0.0%
175,508	Tenerity, Inc.*(8)(9)	—
The accompanying notes are an integral part of these financial statements.

24

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.3% - (continued)
	Materials - 0.1%
37,645	Utex Industries*(9)		$1,166,995
	Total Common Stocks (cost $15,730,717)		$2,667,307
EXCHANGE-TRADED FUNDS - 2.4%
	Other Investment Pools & Funds - 2.4%
337,400	Invesco Senior Loan ETF		$7,051,660
387,200	SPDR Blackstone Senior Loan ETF		16,072,672
	Total Exchange-Traded Funds (cost $23,389,003)		$23,124,332
RIGHTS - 0.3%
	Media & Entertainment - 0.3%
121,289	Crown Finance U.S., Inc.*(9)(11)		$2,553,619
	Total Rights (cost $2,365,135)		$2,553,619
WARRANTS - 0.0%
	Materials - 0.0%
7,500	Utex Industries Expires 12/31/2025*(8)(9)		$—
	Total Warrants (cost $35,400)		$—
	Total Long-Term Investments (cost $967,828,828)		$922,676,673
	Total Investments (cost $967,828,828)	97.1%	$922,676,673
	Other Assets and Liabilities	2.9%	27,176,103
	Net Assets	100.0%	$949,852,776
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$38,820,134, representing 4.1% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(4)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of these securities was $261,429, representing 0.0% of net assets.

(6)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2025.

(7)
This security, or a portion of this security, has unfunded loan commitments. As of
October 31, 2025, the aggregate value of the unfunded commitment was
$2,491,692, which represents to 0.3% of total net assets.

(8)	Investment valued using significant unobservable inputs.
(9)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $5,220,926 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources Marcellus Holdings LLC Class A	916,775	$2,887,841	$710,500
08/2023	Crown Finance U.S., Inc.	121,289	2,365,135	2,553,619
06/2020	Foresight Energy LLC	71,083	609,446	213,249
12/2021	PES Energy Liquidating Trust	544,947	4,735,804	—
06/2017	Tenerity, Inc.	175,508	6,043,294	—
08/2024	Unifin Financiera SAB de CV	5,385,000	161,550	538,500
08/2024	Unifin Financiera SAB de CV	730,911	161,550	38,063
12/2020	Utex Industries	37,645	1,131,232	1,166,995
The accompanying notes are an integral part of these financial statements.

25

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
October 31, 2025

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2020	Utex Industries Expires 12/31/2025 Warrants	7,500	$35,400	$—
			$18,131,252	$5,220,926

(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)	Currently no expiration date available.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	(3)	12/08/2025	$(408,937)	$(1,674)
U.S. Treasury 5-Year Note Future	(56)	12/31/2025	(6,115,813)	(71)
Total futures contracts				$(1,745)

OTC Total Return Swap Contracts Outstanding at October 31, 2025
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	BNP	USD	22,100,000	(4.14% )	12/20/2025	Quarterly	$—	$—	$539,651	$539,651
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	25,000,000	(4.14% )	03/20/2026	At Maturity	—	—	(24,767)	(24,767)
Total OTC total return swap contracts							$—	$—	$514,884	$514,884

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S43.V1	USD	10,375,000	5.00%	12/20/2029	Quarterly	$554,031	$—	$814,924	$260,893
Total centrally cleared credit default swap contracts						$554,031	$—	$814,924	$260,893

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at October 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
124,000	GBP	165,100	USD	JPM	11/28/2025	$(2,192)
89,158,435	USD	76,633,890	EUR	DEUT	11/28/2025	686,418
4,175,868	USD	3,136,321	GBP	JPM	11/28/2025	55,429
Total foreign currency contracts						$739,655
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

26

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
October 31, 2025

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$13,031,371	$—	$13,031,371	$—
Convertible Bonds	1,408,725	—	1,408,725	—
Corporate Bonds	26,050,192	—	26,050,192	—
Senior Floating Rate Interests	853,841,127	—	852,552,262	1,288,865
Common Stocks	2,667,307	—	2,090,744	576,563
Exchange-Traded Funds	23,124,332	23,124,332	—	—
Rights	2,553,619	—	2,553,619	—
Warrants	—	—	—	—
Foreign Currency Contracts(2)	741,847	—	741,847	—
Swaps - Credit Default(2)	260,893	—	260,893	—
Swaps- Total Return(2)	539,651	—	539,651	—
Total	$924,219,064	$23,124,332	$899,229,304	$1,865,428
Liabilities
Foreign Currency Contracts(2)	$(2,192)	$—	$(2,192)	$—
Futures Contracts(2)	(1,745)	(1,745)	—	—
Swaps - Total Return(2)	(24,767)	—	(24,767)	—
Total	$(28,704)	$(1,745)	$(26,959)	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

27

The Hartford High Yield Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.6%
	Electric - 0.2%
$ 1,000,000	WEC Energy Group, Inc. 3.38%, 06/01/2028(1)	$1,030,500
	Engineering & Construction - 0.3%
975,000	Fluor Corp. 1.13%, 08/15/2029	1,254,825
	Healthcare - Products - 0.3%
1,200,000	Qiagen NV 2.50%, 09/10/2031(2)	1,259,636
	Home Builders - 0.3%
1,522,000	Meritage Homes Corp. 1.75%, 05/15/2028	1,516,044
	Internet - 0.2%
567,000	Uber Technologies, Inc. 0.88%, 12/01/2028	825,552
	Investment Company Security - 0.1%
369,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(3)	381,546
	Leisure Time - 0.6%
525,000	Carnival Corp. 5.75%, 12/01/2027	1,168,650
1,758,000	NCL Corp. Ltd. 0.75%, 09/15/2030(1)	1,685,483
		2,854,133
	Oil & Gas - 0.2%
925,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	896,325
	Pharmaceuticals - 0.2%
	Jazz Investments I Ltd.
300,000	2.00%, 06/15/2026	321,600
735,000	3.13%, 09/15/2030	897,435
		1,219,035
	Real Estate Investment Trusts - 0.4%
	Rexford Industrial Realty LP
1,175,000	4.13%, 03/15/2029(1)	1,187,925
525,000	4.38%, 03/15/2027(1)	525,000
		1,712,925
	Semiconductors - 0.2%
1,130,000	Semtech Corp. 0.00%, 10/15/2030(1)(3)	1,145,820
	Software - 0.6%
1,100,000	Cloudflare, Inc. 0.00%, 06/15/2030(1)(3)	1,376,025
1,180,000	Datadog, Inc. 0.00%, 12/01/2029(1)(3)	1,251,390
		2,627,415
	Total Convertible Bonds (cost $15,356,985)	$16,723,756
CORPORATE BONDS - 90.4%
	Advertising - 1.4%
	Clear Channel Outdoor Holdings, Inc.
1,820,000	7.13%, 02/15/2031(1)	$1,876,890
1,850,000	7.50%, 03/15/2033(1)	1,934,479
475,000	7.88%, 04/01/2030(1)	497,974
	Lamar Media Corp.
1,025,000	3.75%, 02/15/2028	996,761
1,163,000	5.38%, 11/01/2033(1)	1,151,381
		6,457,485
	Aerospace & Defense - 1.5%
1,710,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	1,795,798
	TransDigm, Inc.
650,000	4.88%, 05/01/2029	644,015
215,000	6.25%, 01/31/2034(1)	222,202
2,250,000	6.38%, 05/31/2033(1)	2,293,497
755,000	6.75%, 08/15/2028(1)	769,894
1,285,000	6.75%, 01/31/2034(1)	1,331,624
		7,057,030
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Agriculture - 0.3%
$ 1,510,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	$1,526,153
	Airlines - 0.4%
1,858,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	1,826,218
	Apparel - 1.3%
1,110,000	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(4)	1,191,769
2,350,000	Under Armour, Inc. 7.25%, 07/15/2030(1)	2,319,618
2,500,000	Wolverine World Wide, Inc. 4.00%, 08/15/2029(1)	2,288,911
		5,800,298
	Auto Manufacturers - 0.6%
	Nissan Motor Co. Ltd.
1,355,000	4.35%, 09/17/2027(1)	1,327,657
1,500,000	7.75%, 07/17/2032(1)	1,583,889
		2,911,546
	Auto Parts & Equipment - 0.8%
575,000	Adient Global Holdings Ltd. 7.00%, 04/15/2028(1)	588,559
940,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 09/15/2032(1)	961,791
900,000	Forvia SE 6.75%, 09/15/2033(1)	912,935
	Qnity Electronics, Inc.
625,000	5.75%, 08/15/2032(1)	636,020
395,000	6.25%, 08/15/2033(1)	405,649
		3,504,954
	Chemicals - 2.2%
	Avient Corp.
220,000	6.25%, 11/01/2031(1)	224,610
1,917,000	7.13%, 08/01/2030(1)	1,973,001
1,585,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(1)	1,535,925
	Olympus Water U.S. Holding Corp.
EUR 695,000	6.13%, 02/15/2033(1)	793,080
$ 1,250,000	6.25%, 10/01/2029(1)	1,218,429
415,000	7.25%, 06/15/2031(1)	415,249
2,230,000	7.25%, 02/15/2033(1)	2,219,674
2,079,000	Tronox, Inc. 9.13%, 09/30/2030(1)	1,896,994
		10,276,962
	Commercial Banks - 0.0%
150,000	Freedom Mortgage Corp. 12.25%, 10/01/2030(1)	166,975
	Commercial Services - 4.8%
4,540,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	4,727,120
335,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%, 06/15/2030(1)	343,676
GBP 975,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88%, 06/01/2028(2)	1,245,418
$ 2,250,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(1)	2,304,898
1,335,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	1,352,579
	Block, Inc.
900,000	5.63%, 08/15/2030(1)	913,598
580,000	6.00%, 08/15/2033(1)	593,048
930,000	Boost Newco Borrower LLC 7.50%, 01/15/2031(1)	988,004
1,070,000	Deluxe Corp. 8.13%, 09/15/2029(1)	1,120,951
	Garda World Security Corp.
1,710,000	8.25%, 08/01/2032(1)	1,739,999
The accompanying notes are an integral part of these financial statements.

28

The Hartford High Yield Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Commercial Services - 4.8% - (continued)
$ 1,875,000	8.38%, 11/15/2032(1)	$1,907,773
850,000	Hertz Corp. 12.63%, 07/15/2029(1)	841,408
	Service Corp. International
2,250,000	3.38%, 08/15/2030	2,090,833
140,000	5.75%, 10/15/2032	142,037
1,155,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	1,192,923
860,000	United Rentals North America, Inc. 4.88%, 01/15/2028	859,352
		22,363,617
	Construction Materials - 2.3%
	Builders FirstSource, Inc.
1,010,000	4.25%, 02/01/2032(1)	955,606
2,350,000	5.00%, 03/01/2030(1)	2,326,364
	CP Atlas Buyer, Inc.
2,150,000	9.75%, 07/15/2030(1)	2,242,821
1,200,000	12.75%, 01/15/2031(1)(4)	1,175,330
	Quikrete Holdings, Inc.
760,000	6.38%, 03/01/2032(1)	788,281
365,000	6.75%, 03/01/2033(1)	379,804
1,750,000	Standard Building Solutions, Inc. 6.50%, 08/15/2032(1)	1,799,003
1,010,000	Standard Industries, Inc. 4.38%, 07/15/2030(1)	974,101
		10,641,310
	Distribution/Wholesale - 0.7%
1,225,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	1,204,478
1,925,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	2,032,174
		3,236,652
	Diversified Financial Services - 6.2%
2,250,000	Azorra Finance Ltd. 7.25%, 01/15/2031(1)	2,353,417
	Credit Acceptance Corp.
1,680,000	6.63%, 03/15/2030(1)	1,679,194
950,000	9.25%, 12/15/2028(1)	996,276
530,000	CrossCountry Intermediate HoldCo LLC 6.50%, 10/01/2030(1)	534,889
	Freedom Mortgage Holdings LLC
680,000	7.88%, 04/01/2033(1)	698,498
1,380,000	8.38%, 04/01/2032(1)	1,438,808
1,770,000	9.25%, 02/01/2029(1)	1,858,500
1,410,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	1,511,310
1,360,000	Nationstar Mortgage Holdings, Inc. 7.13%, 02/01/2032(1)	1,417,800
	OneMain Finance Corp.
982,000	5.38%, 11/15/2029	974,223
1,200,000	6.13%, 05/15/2030	1,214,112
875,000	7.88%, 03/15/2030	922,198
	PennyMac Financial Services, Inc.
940,000	4.25%, 02/15/2029(1)	912,694
195,000	5.75%, 09/15/2031(1)	194,532
435,000	6.88%, 02/15/2033(1)	449,980
1,750,000	7.13%, 11/15/2030(1)	1,832,212
445,000	7.88%, 12/15/2029(1)	472,880
1,965,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	2,035,264
	Rocket Cos., Inc.
1,410,000	6.13%, 08/01/2030(1)	1,454,419
935,000	6.38%, 08/01/2033(1)	974,018
700,000	6.50%, 08/01/2029(1)	726,064
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Diversified Financial Services - 6.2% - (continued)
$ 2,130,000	TrueNoord Capital DAC 8.75%, 03/01/2030(1)	$2,243,993
1,760,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	1,733,325
		28,628,606
	Electric - 0.9%
	Clearway Energy Operating LLC
3,355,000	3.75%, 02/15/2031(1)	3,106,860
390,000	3.75%, 01/15/2032(1)	353,154
515,000	4.75%, 03/15/2028(1)	512,117
365,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	371,224
		4,343,355
	Electronics - 0.5%
2,135,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	2,104,481
	Engineering & Construction - 0.5%
2,250,000	AECOM 6.00%, 08/01/2033(1)	2,309,085
	Entertainment - 4.1%
	Caesars Entertainment, Inc.
300,000	4.63%, 10/15/2029(1)	282,238
3,900,000	6.00%, 10/15/2032(1)	3,720,496
	Cinemark USA, Inc.
1,565,000	5.25%, 07/15/2028(1)	1,557,756
230,000	7.00%, 08/01/2032(1)	238,353
	Cirsa Finance International SARL
EUR 300,000	6.50%, 03/15/2029(1)	360,439
1,090,000	7.88%, 07/31/2028(1)	1,313,174
$ 695,000	Flutter Treasury DAC 5.88%, 06/04/2031(1)	703,687
1,137,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	1,111,647
2,399,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	2,376,245
	Warnermedia Holdings, Inc.
777,000	4.28%, 03/15/2032	711,683
2,324,000	5.05%, 03/15/2042	1,865,545
245,000	5.14%, 03/15/2052	186,200
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
755,000	6.25%, 03/15/2033(1)	767,097
3,355,000	7.13%, 02/15/2031(1)	3,602,844
		18,797,404
	Environmental Control - 0.4%
1,435,000	Clean Harbors, Inc. 5.75%, 10/15/2033(1)	1,466,563
437,000	Reworld Holding Corp. 4.88%, 12/01/2029(1)	410,624
		1,877,187
	Food - 2.3%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
1,250,000	5.50%, 03/31/2031(1)	1,259,880
1,250,000	5.75%, 03/31/2034(1)	1,255,508
	B&G Foods, Inc.
898,000	5.25%, 09/15/2027	863,485
1,310,000	8.00%, 09/15/2028(1)	1,231,606
EUR 945,000	Bellis Acquisition Co. PLC 8.00%, 07/01/2031(1)	1,107,487
	Performance Food Group, Inc.
$ 1,150,000	5.50%, 10/15/2027(1)	1,150,246
280,000	6.13%, 09/15/2032(1)	287,475
	Post Holdings, Inc.
1,540,000	6.25%, 10/15/2034(1)	1,558,038
1,700,000	6.38%, 03/01/2033(1)	1,721,750
		10,435,475
The accompanying notes are an integral part of these financial statements.

29

The Hartford High Yield Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Gas - 0.3%
$ 1,133,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 06/01/2030(1)	$1,192,226
	Healthcare - Products - 1.6%
2,690,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,646,779
	Medline Borrower LP
3,565,000	3.88%, 04/01/2029(1)	3,462,707
1,532,000	5.25%, 10/01/2029(1)	1,526,170
		7,635,656
	Healthcare - Services - 3.3%
	CHS/Community Health Systems, Inc.
2,475,000	4.75%, 02/15/2031(1)	2,209,436
225,000	5.25%, 05/15/2030(1)	210,910
800,000	6.88%, 04/15/2029(1)	725,304
790,000	9.75%, 01/15/2034(1)	836,442
2,249,000	10.88%, 01/15/2032(1)	2,424,489
1,850,000	IQVIA, Inc. 6.25%, 06/01/2032(1)	1,928,192
1,525,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	1,628,358
3,280,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(1)	3,374,831
2,120,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	2,159,305
		15,497,267
	Home Builders - 2.3%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
1,023,000	4.63%, 08/01/2029(1)	967,095
941,000	4.63%, 04/01/2030(1)	885,810
	Century Communities, Inc.
2,490,000	3.88%, 08/15/2029(1)	2,334,841
1,570,000	6.63%, 09/15/2033(1)	1,565,346
	KB Home
470,000	4.00%, 06/15/2031	443,737
660,000	4.80%, 11/15/2029	654,768
1,840,000	M/I Homes, Inc. 3.95%, 02/15/2030	1,752,255
1,750,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	1,834,926
		10,438,778
	Housewares - 0.3%
1,637,000	Newell Brands, Inc. 6.63%, 05/15/2032	1,538,780
	Insurance - 2.8%
	Acrisure LLC/Acrisure Finance, Inc.
365,000	6.75%, 07/01/2032(1)	374,329
2,375,000	7.50%, 11/06/2030(1)	2,456,410
1,800,000	8.50%, 06/15/2029(1)	1,889,557
3,250,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	3,353,353
	HUB International Ltd.
2,100,000	7.25%, 06/15/2030(1)	2,192,396
2,580,000	7.38%, 01/31/2032(1)	2,673,970
		12,940,015
	Internet - 0.7%
	Rakuten Group, Inc.
1,200,000	8.13%, 12/15/2029, (8.13% fixed rate until 12/15/2029; 5 yr. USD CMT + 4.25% thereafter)(1)(5)(6)	1,253,768
1,000,000	9.75%, 04/15/2029(1)	1,121,630
EUR 950,000	United Group BV 6.29%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(6)	1,096,386
		3,471,784
	Iron/Steel - 0.2%
$ 1,155,000	ATI, Inc. 4.88%, 10/01/2029	1,149,002
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	IT Services - 2.3%
$ 2,215,000	Amentum Escrow Holdings, Inc. 7.25%, 08/01/2032(1)	$2,305,162
745,000	CACI International, Inc. 6.38%, 06/15/2033(1)	774,591
1,455,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	1,517,187
2,600,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	2,661,001
1,127,000	McAfee Corp. 7.38%, 02/15/2030(1)	1,031,701
2,250,000	Science Applications International Corp. 5.88%, 11/01/2033(1)	2,243,385
		10,533,027
	Leisure Time - 1.7%
1,140,000	Carnival Corp. 6.00%, 05/01/2029(1)	1,157,100
	NCL Corp. Ltd.
1,150,000	5.88%, 01/15/2031(1)	1,149,456
1,150,000	6.25%, 09/15/2033(1)	1,163,132
1,545,000	6.75%, 02/01/2032(1)	1,587,582
	Viking Cruises Ltd.
1,404,000	5.88%, 10/15/2033(1)	1,427,259
1,345,000	9.13%, 07/15/2031(1)	1,440,964
		7,925,493
	Lodging - 0.5%
2,085,000	Station Casinos LLC 6.63%, 03/15/2032(1)	2,119,123
	Media - 7.2%
	CCO Holdings LLC/CCO Holdings Capital Corp.
2,795,000	4.25%, 02/01/2031(1)	2,529,806
2,921,000	4.25%, 01/15/2034(1)	2,452,833
1,875,000	4.50%, 08/15/2030(1)	1,757,652
925,000	4.50%, 05/01/2032	822,704
1,941,000	4.75%, 02/01/2032(1)	1,757,225
1,400,000	7.38%, 03/01/2031(1)	1,421,056
	CSC Holdings LLC
1,900,000	5.75%, 01/15/2030(1)	711,998
3,375,000	11.75%, 01/31/2029(1)	2,666,117
1,075,000	Directv Financing LLC 8.88%, 02/01/2030(1)	1,068,704
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
205,000	5.88%, 08/15/2027(1)	205,010
2,519,000	10.00%, 02/15/2031(1)	2,508,630
1,170,000	EW Scripps Co. 9.88%, 08/15/2030(1)	1,109,554
1,445,000	Gray Media, Inc. 9.63%, 07/15/2032(1)	1,452,118
733,000	iHeartCommunications, Inc. 9.13%, 05/01/2029(1)	676,193
1,075,000	Paramount Global 6.88%, 04/30/2036	1,130,528
1,075,000	Sinclair Television Group, Inc. 8.13%, 02/15/2033(1)	1,095,522
2,275,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	2,167,301
3,000,000	Univision Communications, Inc. 8.50%, 07/31/2031(1)	3,068,415
590,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	601,403
	Virgin Media Secured Finance PLC
GBP 1,300,000	4.25%, 01/15/2030(2)	1,567,149
$ 680,000	4.50%, 08/15/2030(1)	631,982
1,395,000	VZ Secured Financing BV 5.00%, 01/15/2032(1)	1,267,380
935,000	Ziggo BV 4.88%, 01/15/2030(1)	882,499
		33,551,779
	Mining - 1.7%
	Constellium SE
1,575,000	3.75%, 04/15/2029(1)	1,503,769
755,000	5.63%, 06/15/2028(1)	753,390
The accompanying notes are an integral part of these financial statements.

30

The Hartford High Yield Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Mining - 1.7% - (continued)
	Fortescue Treasury Pty. Ltd.
$ 210,000	4.38%, 04/01/2031(1)	$203,253
1,813,000	5.88%, 04/15/2030(1)	1,870,556
2,326,000	Kaiser Aluminum Corp. 5.88%, 03/01/2034(1)	2,317,496
1,310,000	Novelis Corp. 4.75%, 01/30/2030(1)	1,266,218
		7,914,682
	Oil & Gas - 5.6%
2,925,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	3,105,300
	Matador Resources Co.
815,000	6.50%, 04/15/2032(1)	822,510
1,760,000	6.88%, 04/15/2028(1)	1,793,533
1,360,000	Nabors Industries, Inc. 9.13%, 01/31/2030(1)	1,429,129
340,000	Noble Finance II LLC 8.00%, 04/15/2030(1)	352,867
	Northern Oil & Gas, Inc.
380,000	7.88%, 10/15/2033(1)	370,121
1,250,000	8.75%, 06/15/2031(1)	1,273,987
745,000	Permian Resources Operating LLC 6.25%, 02/01/2033(1)	757,986
	SM Energy Co.
1,975,000	6.50%, 07/15/2028	1,992,516
1,170,000	6.75%, 08/01/2029(1)	1,167,556
785,000	7.00%, 08/01/2032(1)	767,938
	Sunoco LP
520,000	5.63%, 03/15/2031(1)	520,335
645,000	5.88%, 03/15/2034(1)	644,894
1,120,000	6.25%, 07/01/2033(1)	1,143,650
825,000	7.00%, 05/01/2029(1)	857,573
1,270,000	7.25%, 05/01/2032(1)	1,338,914
	Talos Production, Inc.
635,000	9.00%, 02/01/2029(1)	652,894
2,015,000	9.38%, 02/01/2031(1)	2,060,719
	Transocean International Ltd.
745,000	7.88%, 10/15/2032(1)	767,238
2,475,000	8.75%, 02/15/2030(1)	2,597,089
	Vital Energy, Inc.
325,000	7.75%, 07/31/2029(1)	319,520
445,000	7.88%, 04/15/2032(1)	421,129
625,000	9.75%, 10/15/2030	642,603
		25,800,001
	Oil & Gas Services - 1.7%
2,065,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	2,107,386
	USA Compression Partners LP/USA Compression Finance Corp.
1,465,000	6.25%, 10/01/2033(1)	1,470,624
2,085,000	7.13%, 03/15/2029(1)	2,153,471
2,298,000	Weatherford International Ltd. 6.75%, 10/15/2033(1)	2,348,467
		8,079,948
	Packaging & Containers - 2.7%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
1,530,000	4.13%, 08/15/2026(1)	1,407,600
3,045,000	5.25%, 08/15/2027(1)	761,250
	Clydesdale Acquisition Holdings, Inc.
675,000	6.63%, 04/15/2029(1)	677,697
980,000	6.75%, 04/15/2032(1)	983,330
450,000	8.75%, 04/15/2030(1)	450,920
	Graphic Packaging International LLC
880,000	3.75%, 02/01/2030(1)	826,626
200,000	6.38%, 07/15/2032(1)	202,625
1,838,000	LABL, Inc. 8.63%, 10/01/2031(1)	1,181,497
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Packaging & Containers - 2.7% - (continued)
	Mauser Packaging Solutions Holding Co.
$ 910,000	7.88%, 04/15/2027(1)	$912,391
1,575,000	9.25%, 04/15/2027(1)	1,555,171
	Owens-Brockway Glass Container, Inc.
1,625,000	7.25%, 05/15/2031(1)	1,592,512
670,000	7.38%, 06/01/2032(1)	655,509
1,050,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(1)	1,095,473
		12,302,601
	Pharmaceuticals - 1.1%
4,000,000	1261229 BC Ltd. 10.00%, 04/15/2032(1)	4,181,238
EUR 830,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	1,150,115
		5,331,353
	Pipelines - 3.9%
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
$ 1,890,000	5.75%, 01/15/2028(1)	1,889,258
1,510,000	5.75%, 10/15/2033(1)	1,507,833
1,150,000	6.63%, 02/01/2032(1)	1,190,575
	Buckeye Partners LP
95,000	3.95%, 12/01/2026	94,174
900,000	4.13%, 12/01/2027	889,939
280,000	4.50%, 03/01/2028(1)	277,187
1,527,000	5.60%, 10/15/2044	1,407,988
335,000	6.75%, 02/01/2030(1)	349,633
1,665,000	6.88%, 07/01/2029(1)	1,724,334
	Howard Midstream Energy Partners LLC
2,005,000	6.63%, 01/15/2034(1)	2,066,183
185,000	7.38%, 07/15/2032(1)	193,855
1,000,000	NFE Financing LLC 12.00%, 11/15/2029(1)	243,704
2,200,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	2,302,612
2,297,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.75%, 03/15/2034(1)	2,279,336
	Venture Global Plaquemines LNG LLC
885,000	6.50%, 01/15/2034(1)	926,996
680,000	6.75%, 01/15/2036(1)	720,195
		18,063,802
	Real Estate - 0.6%
GBP 2,200,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(2)	2,709,467
	Real Estate Investment Trusts - 3.9%
	Brandywine Operating Partnership LP
$ 895,000	4.55%, 10/01/2029	860,232
355,000	6.13%, 01/15/2031	356,555
105,000	8.30%, 03/15/2028(7)	112,162
1,725,000	8.88%, 04/12/2029	1,873,875
	Hudson Pacific Properties LP
200,000	3.25%, 01/15/2030	170,781
3,555,000	4.65%, 04/01/2029	3,272,966
455,000	5.95%, 02/15/2028	444,803
	Iron Mountain, Inc.
1,050,000	5.25%, 07/15/2030(1)	1,045,106
370,000	6.25%, 01/15/2033(1)	378,409
1,175,000	7.00%, 02/15/2029(1)	1,210,310
1,500,000	MPT Operating Partnership LP/MPT Finance Corp. 8.50%, 02/15/2032(1)	1,571,524
4,500,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	4,542,966
The accompanying notes are an integral part of these financial statements.

31

The Hartford High Yield Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Real Estate Investment Trusts - 3.9% - (continued)
	RHP Hotel Properties LP/RHP Finance Corp.
$ 445,000	6.50%, 04/01/2032(1)	$457,782
1,910,000	7.25%, 07/15/2028(1)	1,969,481
		18,266,952
	Retail - 6.1%
	1011778 BC ULC/New Red Finance, Inc.
2,055,000	3.50%, 02/15/2029(1)	1,980,113
50,000	3.88%, 01/15/2028(1)	49,097
215,000	4.00%, 10/15/2030(1)	203,258
1,210,000	4.38%, 01/15/2028(1)	1,194,501
	Asbury Automotive Group, Inc.
1,808,000	4.63%, 11/15/2029(1)	1,756,121
307,000	4.75%, 03/01/2030	300,068
760,000	5.00%, 02/15/2032(1)	731,837
2,210,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	2,355,383
1,755,000	FirstCash, Inc. 5.63%, 01/01/2030(1)	1,757,638
	LBM Acquisition LLC
2,791,000	6.25%, 01/15/2029(1)	2,545,755
500,000	9.50%, 06/15/2031(1)	523,125
1,735,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	1,620,110
	PetSmart LLC/PetSmart Finance Corp.
2,250,000	7.50%, 09/15/2032(1)	2,244,262
1,250,000	10.00%, 09/15/2033(1)	1,255,289
2,199,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	2,212,590
4,375,000	Staples, Inc. 10.75%, 09/01/2029(1)	4,239,719
1,275,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	1,227,277
1,000,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	1,061,033
	Yum! Brands, Inc.
560,000	3.63%, 03/15/2031	525,762
566,000	4.63%, 01/31/2032	552,710
		28,335,648
	Software - 3.0%
3,258,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	3,189,462
	Cloud Software Group, Inc.
470,000	6.63%, 08/15/2033(1)	471,077
1,000,000	8.25%, 06/30/2032(1)	1,050,814
2,825,000	9.00%, 09/30/2029(1)	2,922,011
	Open Text Corp.
710,000	3.88%, 02/15/2028(1)	690,098
460,000	3.88%, 12/01/2029(1)	435,329
	Rocket Software, Inc.
2,500,000	6.50%, 02/15/2029(1)	2,428,696
575,000	9.00%, 11/28/2028(1)	592,525
2,105,000	UKG, Inc. 6.88%, 02/01/2031(1)	2,166,799
		13,946,811
	Telecommunications - 5.7%
165,000	Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033(1)	155,024
	Altice France SA
554,472	6.50%, 03/15/2032(1)	530,881
492,864	6.88%, 10/15/2030(1)	482,005
616,080	6.88%, 07/15/2032(1)	591,494
1,282,216	9.50%, 11/01/2029(1)	1,306,412
EUR 689	Altice Holdings 1 SARL 0.00%, 12/31/2099(1)(3)(5)	101
	EchoStar Corp.
$ 2,074,250	6.75%, 11/30/2030(4)	2,140,439
3,700,000	10.75%, 11/30/2029	4,073,235
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Telecommunications - 5.7% - (continued)
	Fibercop SpA
$ 920,000	6.38%, 11/15/2033(1)	$907,819
726,000	7.20%, 07/18/2036(1)	733,616
353,000	7.72%, 06/04/2038(1)	357,376
	Iliad Holding SAS
EUR 1,460,000	6.88%, 04/15/2031(1)	1,802,544
$ 490,000	7.00%, 10/15/2028(1)	497,301
830,000	7.00%, 04/15/2032(1)	849,399
	Kaixo Bondco Telecom SA
EUR 1,000,000	5.13%, 09/30/2029(2)	1,163,327
515,000	5.13%, 09/30/2029(1)	599,113
	Level 3 Financing, Inc.
$ 1,975,000	3.75%, 07/15/2029(1)	1,742,938
325,000	3.88%, 10/15/2030(1)	291,180
2,825,000	4.00%, 04/15/2031(1)	2,521,312
500,000	4.88%, 06/15/2029(1)	478,125
485,000	6.88%, 06/30/2033(1)	496,779
EUR 1,200,000	Odido Group Holding BV 5.50%, 01/15/2030(2)	1,391,365
	Telecom Italia Capital SA
$ 424,000	7.20%, 07/18/2036	461,855
415,000	7.72%, 06/04/2038	464,004
2,156,000	WULF Compute LLC 7.75%, 10/15/2030(1)	2,239,814
		26,277,458
	Total Corporate Bonds (cost $413,840,821)	$419,286,446
SENIOR FLOATING RATE INTERESTS - 1.7%(8)
	Healthcare - Products - 0.1%
559,786	Bausch & Lomb Corp. 8.21%, 01/15/2031, 1 mo. USD Term SOFR + 4.25%	$562,724
	Insurance - 0.3%
1,196,970	HUB International Ltd. 6.12%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	1,200,669
	IT Services - 0.4%
1,959,185	McAfee LLC 6.96%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	1,853,056
	Packaging & Containers - 0.3%
1,199,666	Clydesdale Acquisition Holdings, Inc. 7.14%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,198,731
	Retail - 0.6%
1,492,481	Great Outdoors Group LLC 7.21%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	1,490,929
1,395,539	Specialty Building Products Holdings LLC 7.81%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	1,335,112
		2,826,041
	Total Senior Floating Rate Interests (cost $7,777,698)	$7,641,221
COMMON STOCKS - 0.1%
	Food, Beverage & Tobacco - 0.1%
24,559	Luxco Co. Ltd.*	$406,615
	Total Common Stocks (cost $398,016)	$406,615
The accompanying notes are an integral part of these financial statements.

32

The Hartford High Yield Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.3%
	Capital Goods - 0.3%
22,000	Boeing Co. (Preference Shares), 6.00%		$1,423,840
	Total Preferred Stocks (cost $1,146,551)		$1,423,840
	Total Long-Term Investments (cost $438,520,071)		$445,481,878
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
$ 3,332,816	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $3,333,969; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $3,399,648		$3,332,816
	Total Short-Term Investments (cost $3,332,816)		$3,332,816
	Total Investments (cost $441,852,887)	96.8%	$448,814,694
	Other Assets and Liabilities	3.2%	14,879,692
	Net Assets	100.0%	$463,694,386
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$376,885,104, representing 81.3% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of these securities was $9,336,362, representing 2.0% of net assets.

(3)	Security is a zero-coupon bond.
(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(8)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2025.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	(18)	12/08/2025	$(2,453,623)	$(10,000)
Total futures contracts				$(10,000)

The accompanying notes are an integral part of these financial statements.

33

The Hartford High Yield Fund
Schedule of Investments – (continued)
October 31, 2025

Foreign Currency Contracts Outstanding at October 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
12,344,029	USD	10,610,000	EUR	DEUT	11/28/2025	$95,035
5,359,104	USD	4,025,000	GBP	JPM	11/28/2025	71,135
Total foreign currency contracts						$166,170
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$16,723,756	$—	$16,723,756	$—
Corporate Bonds	419,286,446	—	419,286,446	—
Senior Floating Rate Interests	7,641,221	—	7,641,221	—
Common Stocks	406,615	—	406,615	—
Preferred Stocks	1,423,840	1,423,840	—	—
Short-Term Investments	3,332,816	—	3,332,816	—
Foreign Currency Contracts(2)	166,170	—	166,170	—
Total	$448,980,864	$1,423,840	$447,557,024	$—
Liabilities
Futures Contracts(2)	$(10,000)	$(10,000)	$—	$—
Total	$(10,000)	$(10,000)	$—	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

34

The Hartford Inflation Plus Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
	Commercial Mortgage-Backed Securities - 0.3%
	Benchmark Mortgage Trust
$ 5,210,695	1.22%, 03/15/2062(1)(2)	$179,002
2,333,167	1.50%, 01/15/2054(1)(2)	144,213
	Commercial Mortgage Trust
223,000	2.82%, 01/10/2039(3)	214,041
225,000	3.90%, 01/10/2039(2)(3)	210,926
1,384,243	DBJPM Mortgage Trust 1.59%, 09/15/2053(1)(2)	61,328
5,667,891	Wells Fargo NA 0.88%, 05/15/2062(1)(2)	142,991
		952,501
	Other Asset-Backed Securities - 0.1%
45,575	AASET Trust 3.35%, 01/16/2040(3)	44,843
244,049	CF Hippolyta Issuer LLC 1.99%, 07/15/2060(3)	204,234
		249,077
	Whole Loan Collateral CMO - 1.3%
	Angel Oak Mortgage Trust
370,516	1.82%, 11/25/2066(2)(3)	332,375
940,199	2.88%, 12/25/2066(3)(4)	885,129
869,232	COLT Mortgage Loan Trust 2.28%, 12/27/2066(2)(3)	786,722
1,045,836	CSMC Trust 2.27%, 11/25/2066(2)(3)	959,720
470,672	Ellington Financial Mortgage Trust 2.21%, 01/25/2067(2)(3)	415,357
870,225	New Residential Mortgage Loan Trust 2.28%, 04/25/2061(2)(3)	778,225
619,700	Verus Securitization Trust 2.72%, 01/25/2067(3)(4)	582,994
		4,740,522
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $6,483,215)	$5,942,100
CONVERTIBLE BONDS - 3.9%
	Biotechnology - 0.1%
280,000	Immunocore Holdings PLC 2.50%, 02/01/2030	$246,288
	Commercial Banks - 0.1%
EUR 300,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.52%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	223,198
	Commercial Services - 0.2%
$ 730,000	Global Payments, Inc. 1.50%, 03/01/2031	658,460
	Electric - 1.7%
1,630,000	Alliant Energy Corp. 3.25%, 05/30/2028(3)(5)	1,683,790
	FirstEnergy Corp.
810,000	3.63%, 01/15/2029(3)	864,675
810,000	3.88%, 01/15/2031(3)	878,850
830,000	PG&E Corp. 4.25%, 12/01/2027	851,912
1,620,000	Southern Co. 3.25%, 06/15/2028(3)	1,648,350
		5,927,577
	Energy-Alternate Sources - 0.1%
370,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)	320,531
720,000	Sunnova Energy International, Inc. 0.25%, 12/01/2026(7)	1,260
		321,791
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.9% - (continued)
	Engineering & Construction - 0.2%
EUR 600,000	Cellnex Telecom SA 0.75%, 11/20/2031(8)	$625,469
	Healthcare - Products - 0.1%
$ 420,000	Exact Sciences Corp. 1.75%, 04/15/2031(3)	423,192
	Healthcare - Services - 0.1%
520,000	Teladoc Health, Inc. 1.25%, 06/01/2027	488,800
	Oil & Gas - 0.4%
CAD 690,000	Advantage Energy Ltd. 5.00%, 06/30/2029(3)	527,363
EUR 700,000	Eni SpA 2.95%, 09/14/2030(8)	856,557
		1,383,920
	Pharmaceuticals - 0.2%
$ 505,000	Dexcom, Inc. 0.38%, 05/15/2028	457,782
JPY 50,000,000	Nxera Pharma Co. Ltd. 0.25%, 12/14/2028(8)	306,599
		764,381
	REITS - 0.1%
$ 310,000	Rexford Industrial Realty LP 4.13%, 03/15/2029(3)	313,410
	Software - 0.2%
555,000	Evolent Health, Inc. 3.50%, 12/01/2029	436,785
EUR 400,000	Ubisoft Entertainment SA 2.88%, 12/05/2031(8)	382,068
		818,853
	Water - 0.4%
$ 1,630,000	American Water Capital Corp. 3.63%, 06/15/2026	1,623,643
	Total Convertible Bonds (cost $14,045,610)	$13,818,982
CORPORATE BONDS - 3.0%
	Chemicals - 0.2%
775,000	FMC Corp. 8.45%, 11/01/2055, (8.45% fixed rate until 08/01/2030; 5 yr. USD CMT + 4.37% thereafter)(2)	$752,120
	Commercial Banks - 1.5%
EUR 200,000	AIB Group PLC 6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(2)(8)(9)	235,987
$ 200,000	Banco Santander SA 4.55%, 11/06/2030	200,158
EUR 225,000	Bank of Cyprus Holdings PLC 11.88%, 06/21/2028, (11.88% fixed rate until 06/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(2)(8)(9)	306,844
GBP 200,000	Barclays PLC 8.38%, 09/15/2031, (8.38% fixed rate until 09/15/2031; 5 yr. GBP SONIA Linked ICE Swap + 4.69% thereafter)(2)(8)(9)	281,128
EUR 200,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(2)(8)(9)	244,784
$ 200,000	CaixaBank SA 6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(2)(3)	212,939
The accompanying notes are an integral part of these financial statements.

35

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 3.0% - (continued)
	Commercial Banks - 1.5% - (continued)
EUR 200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(2)(8)(9)	$251,737
100,000	CrediaBank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(8)(9)	122,820
$ 200,000	Credit Agricole SA 7.13%, 09/23/2035, (7.13% fixed rate until 09/23/2035; 5 yr. USD SOFR ICE Swap + 3.58% thereafter)(2)(3)(9)	206,124
EUR 175,000	Eurobank SA 4.00%, 02/07/2036, (4.00% fixed rate until 02/07/2035; 1 yr. EURIBOR ICE Swap + 1.70% thereafter)(2)(8)	203,946
	HSBC Holdings PLC
$ 200,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 yr. USD CMT + 3.65% thereafter)(2)(9)	189,071
300,000	7.05%, 06/05/2030, (7.05% fixed rate until 06/05/2030; 5 yr. USD CMT + 2.99% thereafter)(2)(9)	312,012
	Intesa Sanpaolo SpA
200,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(2)(3)	189,544
200,000	7.80%, 11/28/2053(3)	247,536
EUR 200,000	KBC Group NV 6.00%, 11/27/2030, (6.00% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 3.81% thereafter)(2)(8)(9)	238,306
200,000	Luminor Holding AS 7.38%, 02/12/2031, (7.38% fixed rate until 02/12/2031; 5 yr. EURIBOR ICE Swap + 5.26% thereafter)(2)(8)(9)	239,795
GBP 100,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(2)(8)	149,794
200,000	NatWest Group PLC 4.50%, 03/31/2028, (4.50% fixed rate until 03/31/2028; 5 yr. U.K. Government Bond + 3.99% thereafter)(2)(9)	254,156
	Societe Generale SA
EUR 100,000	1.11%, 07/17/2031, (1.11% fixed rate until 07/17/2030; 3 mo. EURIBOR + 1.30% thereafter)(2)(8)	102,078
$ 200,000	5.51%, 05/22/2031, (5.51% fixed rate until 05/22/2030; 6 mo. USD SOFR + 1.65% thereafter)(2)(3)	205,645
200,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(2)(3)(5)(9)	221,319
795,000	Zions Bancorp NA 6.82%, 11/19/2035, (6.82% fixed rate until 08/19/2034; 6 mo. USD SOFR + 2.83% thereafter)(2)	843,916
		5,459,639
	Diversified Financial Services - 0.4%
170,000	Bread Financial Holdings, Inc. 8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(2)(3)	173,942
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 3.0% - (continued)
	Diversified Financial Services - 0.4% - (continued)
$ 360,000	Credit Acceptance Corp. 6.63%, 03/15/2030(3)	$359,827
370,000	goeasy Ltd. 7.38%, 10/01/2030(3)	369,174
180,000	LFS Topco LLC 8.75%, 07/15/2030(3)	176,199
350,000	Rfna LP 7.88%, 02/15/2030(3)	348,518
		1,427,660
	Gas - 0.1%
470,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 06/01/2028(3)	487,510
	Insurance - 0.1%
200,000	RLGH Finance Bermuda Ltd. 6.75%, 07/02/2035(8)	214,924
EUR 100,000	SCOR SE 6.00%, 06/20/2034, (6.00% fixed rate until 06/20/2034; 5 yr. EURIBOR ICE Swap + 3.86% thereafter)(2)(8)(9)	119,554
100,000	Sogecap SA 6.25%, 07/08/2035, (6.25% fixed rate until 07/08/2035; 5 yr. EURIBOR ICE Swap + 3.75% thereafter)(2)(8)(9)	117,138
		451,616
	Oil & Gas - 0.4%
$ 470,000	Noble Finance II LLC 8.00%, 04/15/2030(3)	487,786
320,000	Talos Production, Inc. 9.38%, 02/01/2031(3)(5)	327,261
427,500	Transocean International Ltd. 8.75%, 02/15/2030(3)	448,588
		1,263,635
	Pipelines - 0.3%
890,000	Energy Transfer LP 6.50%, 02/15/2056, (6.50% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.68% thereafter)(2)	881,939
	Total Corporate Bonds (cost $10,512,173)	$10,724,119
FOREIGN GOVERNMENT OBLIGATIONS - 10.5%
	Argentina - 0.2%
1,160,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(4)	$812,580
	Brazil - 2.0%
	Brazil Notas do Tesouro Nacional
BRL 15,449,230	6.00%, 05/15/2035(10)	2,593,513
5,008,342	6.00%, 08/15/2050(10)	803,817
10,244,751	6.00%, 05/15/2055(10)	1,638,147
12,186,000	10.00%, 01/01/2029	2,094,323
		7,129,800
	Chile - 0.8%
	Bonos de la Tesoreria de la Republica
CLP 1,979,883,500	1.90%, 09/01/2030(10)	2,062,538
791,953,400	2.00%, 03/01/2035(10)	805,395
EUR 200,000	Chile Government International Bonds 1.25%, 01/22/2051	127,241
		2,995,174
	Colombia - 1.5%
	Colombia TES
COP 2,492,619,570	3.00%, 03/25/2033(10)	538,445
11,070,396,122	3.75%, 02/25/2037(10)	2,381,502
9,903,217,117	4.75%, 04/04/2035(10)	2,362,717
		5,282,664
The accompanying notes are an integral part of these financial statements.

36

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 10.5% - (continued)
	France - 1.5%
EUR 5,303,502	French Republic Government Bonds OAT 0.10%, 03/01/2036(8)(10)	$5,171,423
	Germany - 1.3%
	Deutsche Bundesrepublik Bonds Inflation-Linked
985,296	0.10%, 04/15/2033(8)(10)	1,090,274
3,651,144	0.10%, 04/15/2046(8)(10)	3,384,780
		4,475,054
	Ghana - 0.0%
	Ghana Government International Bonds
$ 4,960	0.00%, 07/03/2026(3)(6)	4,811
75,020	5.00%, 07/03/2029(3)(4)	72,956
107,880	5.00%, 07/03/2035(3)(4)	92,842
		170,609
	Hungary - 0.4%
EUR 1,420,000	Hungary Government International Bonds 1.63%, 04/28/2032(8)	1,464,739
	Mexico - 0.4%
1,360,000	Mexico Government International Bonds 1.45%, 10/25/2033	1,284,819
	New Zealand - 0.5%
NZD 3,066,964	New Zealand Government Inflation-Linked Bonds 2.50%, 09/20/2040(8)(10)	1,724,250
	North Macedonia - 0.3%
EUR 1,085,000	North Macedonia Government International Bonds 3.68%, 06/03/2026(3)	1,251,751
	Romania - 0.7%
2,020,000	Romania Government International Bonds 6.75%, 07/11/2039(8)	2,422,171
	United Kingdom - 0.9%
GBP 3,323,870	U.K. Inflation-Linked Gilts 0.50%, 03/22/2050(8)(10)	3,033,252
	Total Foreign Government Obligations (cost $38,526,411)	$37,218,286
SENIOR FLOATING RATE INTERESTS - 2.7%(11)
	Aerospace & Defense - 0.1%
$ 106,700	Spirit AeroSystems, Inc. 8.34%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	$106,800
254,658	TransDigm, Inc. 6.50%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	254,939
		361,739
	Airlines - 0.1%
99,500	American Airlines, Inc. 7.13%, 05/28/2032, 3 mo. USD Term SOFR + 3.25%	99,799
217,611	SkyMiles IP Ltd. 5.38%, 10/20/2028, 3 mo. USD Term SOFR + 1.50%	218,392
		318,191
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.7%(11) - (continued)
	Apparel - 0.1%
$ 217,515	ABG Intermediate Holdings 2 LLC 6.21%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	$217,243
39,498	Hanesbrands, Inc. 6.71%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	39,564
		256,807
	Auto Parts & Equipment - 0.0%
115,000	Clarios Global LP 6.71%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	115,252
	Chemicals - 0.0%
100,000	Qnity Electronics, Inc. 5.98%, 08/12/2032, 1 mo. USD Term SOFR + 2.00%	99,938
	Commercial Services - 0.2%
143,553	Belron Finance 2019 LLC 6.74%, 10/16/2031, 3 mo. USD Term SOFR + 2.25%	144,151
161,567	First Advantage Holdings LLC 6.71%, 10/31/2031, 1 mo. USD Term SOFR + 2.75%	156,922
309,038	Trans Union LLC 5.71%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	308,652
241,483	WEX, Inc. 5.71%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	240,653
		850,378
	Construction Materials - 0.1%
65,617	Emerald Borrower LP 6.45%, 05/31/2030, 3 mo. USD Term SOFR + 2.25%	65,418
228,279	Quikrete Holdings, Inc. 6.21%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	228,550
38,005	Standard Industries, Inc. 5.75%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	38,100
		332,068
	Distribution/Wholesale - 0.1%
192,867	American Builders & Contractors Supply Co., Inc. 5.71%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	193,517
	Diversified Financial Services - 0.1%
194,849	Corpay Technologies Operating Co. LLC 5.81%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	194,715
	Electric - 0.1%
199,449	Constellation Renewables LLC 6.20%, 12/15/2027, 3 mo. USD Term SOFR + 2.00%	199,158
	Electronics - 0.1%
200,286	Coherent Corp. 5.71%, 07/02/2029, 1 mo. USD Term SOFR + 1.75%	200,348
140,000	Sanmina Corp. 5.99%, 08/06/2032, 1 mo. USD Term SOFR + 2.00%	140,000
		340,348
	Engineering & Construction - 0.0%
100,000	Blackfin Pipeline LLC 7.00%, 10/01/2032, 1 mo. USD Term SOFR + 3.00%	99,875
The accompanying notes are an integral part of these financial statements.

37

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.7%(11) - (continued)
	Entertainment - 0.2%
$ 105,950	Caesars Entertainment, Inc. 6.21%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	$104,979
100,000	Delta 2 Lux SARL 6.00%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	100,031
120,937	Penn Entertainment, Inc. 6.46%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	121,081
303,714	TKO Worldwide Holdings LLC 6.04%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	304,327
		630,418
	Environmental Control - 0.1%
325,000	Clean Harbors, Inc. 5.46%, 09/24/2032, 1 mo. USD Term SOFR + 1.50%	325,965
135,791	Reworld Holding Corp. 6.28%, 11/30/2028, 1 mo. USD Term SOFR + 2.25%	135,792
		461,757
	Food - 0.1%
250,000	Chobani LLC 6.24%, 10/22/2032, 1 mo. USD Term SOFR + 2.25%	250,470
100,000	Froneri Lux Finco SARL 6.46%, 07/16/2032, 1 mo. USD Term SOFR + 2.50%	99,926
174,934	U.S. Foods, Inc. 5.71%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	175,833
		526,229
	Food Service - 0.1%
225,948	Aramark Services, Inc. 6.03%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	226,124
	Healthcare - Services - 0.1%
181,776	IQVIA, Inc. 5.75%, 01/02/2031, 3 mo. USD Term SOFR + 1.75%	182,231
	Home Furnishings - 0.0%
135,463	Somnigroup International, Inc. 6.21%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	136,083
	Household Products/Wares - 0.0%
110,929	Reynolds Consumer Products LLC 5.71%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	111,067
	Insurance - 0.2%
183,704	Asurion LLC 8.06%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	183,834
126,090	HUB International Ltd. 6.12%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	126,479
215,619	Sedgwick Claims Management Services, Inc. 6.46%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	215,525
133,419	USI, Inc. 6.25%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	133,553
		659,391
	Internet - 0.1%
172,364	Go Daddy Operating Co. LLC 5.71%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	171,997
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.7%(11) - (continued)
	Internet - 0.1% - (continued)
	MH Sub I LLC
$ 80,176	8.21%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	$63,980
118,456	8.25%, 05/03/2028, 3 mo. USD Term SOFR + 4.25%	107,455
		343,432
	IT Services - 0.1%
80,000	Amentum Government Services Holdings LLC 6.21%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	79,880
148,875	CACI International, Inc. 5.71%, 10/30/2031, 1 mo. USD Term SOFR + 1.75%	148,969
172,854	Peraton Corp. 7.69%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	148,753
		377,602
	Media - 0.1%
247,001	Charter Communications Operating LLC 6.24%, 12/15/2031, 3 mo. USD Term SOFR + 2.25%	246,440
140,000	Sunrise Financing Partnership 6.43%, 02/15/2032, 3 mo. USD Term SOFR + 2.50%	139,650
		386,090
	Packaging & Containers - 0.1%
185,000	Owens-Illinois, Inc. 6.96%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	184,460
	Pharmaceuticals - 0.0%
58,876	Elanco Animal Health, Inc. 5.71%, 10/31/2032, 3 mo. USD Term SOFR + 2.00%	58,876
	Pipelines - 0.1%
250,000	Colossus Acquireco LLC 5.87%, 07/30/2032, 3 mo. USD Term SOFR + 1.75%	248,750
133,494	Oryx Midstream Services Permian Basin LLC 6.23%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	133,745
		382,495
	Retail - 0.3%
151,526	Great Outdoors Group LLC 7.21%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	151,368
158,479	IRB Holding Corp. 6.46%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	158,671
317,996	KFC Holding Co. 5.90%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	318,327
300,000	Peer Holding III BV 6.25%, 09/27/2032, 1 mo. USD Term SOFR + 2.25%	300,000
	QXO, Inc.
150,000	5.99%, 04/30/2032, 1 mo. USD Term SOFR + 2.00%	150,000
37,778	6.96%, 04/30/2032, 1 mo. USD Term SOFR + 3.00%	37,803
		1,116,169
	Software - 0.1%
150,000	Dayforce, Inc. 7.02%, 10/07/2032, 1 mo. USD Term SOFR + 3.00%	149,438
The accompanying notes are an integral part of these financial statements.

38

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.7%(11) - (continued)
	Software - 0.1% - (continued)
$ 98,000	Quartz Acquireco LLC 6.25%, 06/28/2030, 3 mo. USD Term SOFR + 2.25%	$96,959
95,847	SS&C Technologies, Inc. 5.96%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	96,034
		342,431
	Total Senior Floating Rate Interests (cost $9,526,079)	$9,486,841
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	Federal Home Loan Mortgage Corp. - 0.2%
6,333,596	0.84%, 11/25/2030(1)(2)	$216,405
943,798	0.87%, 11/25/2030(1)(2)	34,105
1,705,871	1.02%, 10/25/2030(1)(2)	68,593
5,160,883	1.11%, 06/25/2030(1)(2)	224,132
12,686	6.18%, 01/25/2051, 30 day USD SOFR Average + 2.00%(2)(3)	12,654
	Total U.S. Government Agencies (cost $573,054)	$555,889
U.S. GOVERNMENT SECURITIES - 74.1%
	U.S. Treasury Securities - 74.1%
	U.S. Treasury Inflation-Indexed Bonds - 1.1%
5,217,564	0.63%, 02/15/2043(10)	$3,995,664
	U.S. Treasury Inflation-Indexed Notes - 73.0%
14,433,463	0.13%, 10/15/2026(10)(12)(13)	14,316,161
14,331,076	0.13%, 01/15/2030(10)	13,652,700
22,363,596	0.13%, 07/15/2030(10)	21,219,692
29,542,768	0.13%, 01/15/2031(10)	27,697,976
22,164,407	0.13%, 07/15/2031(10)	20,662,434
3,151,491	0.38%, 01/15/2027(10)	3,118,177
12,541,026	0.38%, 07/15/2027(10)	12,420,234
11,845,966	0.50%, 01/15/2028(10)	11,667,985
22,416,070	0.63%, 07/15/2032(10)	21,187,732
42,946,416	0.88%, 01/15/2029(10)	42,472,977
13,409,122	1.13%, 01/15/2033(10)	12,978,694
13,866,320	1.38%, 07/15/2033(10)	13,642,778
10,923,259	1.75%, 01/15/2034(10)	10,964,151
13,178,458	1.88%, 07/15/2034(10)	13,363,205
7,314,308	1.88%, 07/15/2035(10)	7,374,383
10,973,178	2.13%, 01/15/2035(10)	11,289,534
		258,028,813
	Total U.S. Government Securities (cost $268,939,558)	$262,024,477
	Total Long-Term Investments (cost $348,606,100)	$339,770,694
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.7%
2,653,261	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $2,654,179; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $2,706,473	$2,653,261
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9% - (continued)
	Securities Lending Collateral - 0.2%
663,250	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(14)		$663,250
	Total Short-Term Investments (cost $3,316,511)		$3,316,511
	Total Investments Excluding Purchased Options (cost $351,922,611)	97.0%	$343,087,205
	Total Purchased Options (cost $38,724)	0.0%	$29,366
	Total Investments (cost $351,961,335)	97.0%	$343,116,571
	Other Assets and Liabilities	3.0%	10,462,090
	Net Assets	100.0%	$353,578,661
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Securities disclosed are interest-only strips.
(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$17,651,122, representing 5.0% of net assets.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(6)	Security is a zero-coupon bond.
(7)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(8)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of these securities was $23,290,417, representing 6.6% of net assets.

The accompanying notes are an integral part of these financial statements.

39

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
October 31, 2025

(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2025.

(12)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2025, the market value of securities pledged was $2,360,658.
(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2025, the market value of securities pledged was $996,832.
(14)	Current yield as of period end.

OTC Option Contracts Outstanding at October 31, 2025
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call USD vs. Put CNY	UBS	7.06	USD	03/05/2026	3,530,000	USD	3,530,000	$29,366	$38,724	$(9,358)
Total purchased OTC option contracts								$29,366	$38,724	$(9,358)

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	91	12/15/2025	$6,764,636	$3,085
Canadian 10-Year Bond Future	29	12/18/2025	2,538,262	62,297
Euro-BOBL Future	4	12/08/2025	545,250	664
Euro-Schatz Future	6	12/08/2025	740,555	(29)
U.S. Treasury 2-Year Note Future	55	12/31/2025	11,453,320	(31,164)
U.S. Treasury 5-Year Note Future	117	12/31/2025	12,777,680	(67,937)
U.S. Treasury 10-Year Ultra Future	38	12/19/2025	4,388,406	(13,386)
U.S. Treasury Long Bond Future	37	12/19/2025	4,340,562	36,382
U.S. Treasury Ultra Bond Future	49	12/19/2025	5,942,781	211,236
Total				$201,148
Short position contracts:
Euro BUXL 30-Year Bond Future	(4)	12/08/2025	$(535,383)	$(13,927)
Euro-BUND Future	(63)	12/08/2025	(9,395,907)	(53,038)
U.S. Treasury 10-Year Note Future	(10)	12/19/2025	(1,126,719)	(936)
Total				$(67,901)
Total futures contracts				$133,247

The accompanying notes are an integral part of these financial statements.

40

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
October 31, 2025

OTC Interest Rate Swap Contracts Outstanding at October 31, 2025
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA(1)	1.24% Fixed	CPURNSA	USD	5,005,000	01/15/2029	At Maturity	$—	$—	$1,099,508	$1,099,508
CBK	2.62% Fixed	CPURNSA	USD	4,365,000	04/15/2028	At Maturity	—	—	30,219	30,219
CBK	2.60% Fixed	CPURNSA	USD	8,260,000	01/15/2031	At Maturity	—	—	832,148	832,148
CBK	2.45% Fixed	CPURNSA	USD	3,110,000	04/15/2028	At Maturity	—	—	49,457	49,457
CBK	2.41% Fixed	CPURNSA	USD	14,085,000	01/15/2028	At Maturity	—	(5,987)	(94,929)	(88,942)
Total OTC interest rate swap contracts							$—	$(5,987)	$1,916,403	$1,922,390

(1)	At October 31, 2025, the counterparty had deposited in a segregated account securities with a value of $1,284,121 in connection with open swap contracts.

OTC Total Return Swap Contracts Outstanding at October 31, 2025
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid High Yield Index	MSC	USD	545,000	4.14%	12/20/2025	Quarterly	$—	$—	$(20,239)	$(20,239)
Markit iBoxx USD Liquid High Yield Index	JPM	USD	325,000	4.14%	12/20/2025	Quarterly	—	—	(11,833)	(11,833)
Total OTC total return swap contracts							$—	$—	$(32,072)	$(32,072)

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ITRAXX-XOVER S43.V1	EUR	591,996	(5.00%)	06/20/2030	Quarterly	$—	$(59,909)	$(74,937)	$(15,028)
Total						$—	$(59,909)	$(74,937)	$(15,028)
Credit default swaps on single-name issues:
Sell protection:
Anglo American Capital PLC (BBB+)	EUR	1,660,000	5.00%	12/20/2028	Quarterly	$178,653	$—	$278,347	$99,694
Total						$178,653	$—	$278,347	$99,694
Total centrally cleared credit default swap contracts						$178,653	$(59,909)	$203,410	$84,666

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 Mo. USD CPI	2.66% Fixed	USD	8,250,000	08/14/2030	At Maturity	$—	$(6,676)	$33,919	$40,595
2.56% Fixed	12 Mo. USD CPI	USD	8,250,000	08/14/2035	At Maturity	5,898	—	(37,754)	(43,652)
3.25% Fixed	12 Mo. USD SOFR	USD	4,555,000	06/21/2053	Annual	—	(43,789)	573,320	617,109
Total centrally cleared interest rate swaps contracts						$5,898	$(50,465)	$569,485	$614,052

Bond Forward Contracts Outstanding at October 31, 2025
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/2026(1)	USD	19,212,889	01/15/2026	$12,393
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.75%, 07/15/2028(1)	USD	10,581,730	07/15/2028	7,691
Total Bond Forward Contracts					$20,084

(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

The accompanying notes are an integral part of these financial statements.

41

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
October 31, 2025

Foreign Currency Contracts Outstanding at October 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,505,000	AUD	1,628,386	USD	BOA	11/28/2025	$11,181
14,800,000	BRL	2,742,290	USD	GSC	11/04/2025	5,047
14,800,000	BRL	2,736,977	USD	UBS	12/02/2025	(8,283)
4,814,000,000	COP	1,242,547	USD	CBK	11/28/2025	1,133
31,966,000	MXN	1,732,711	USD	SSG	11/28/2025	(17,175)
18,100,000	NOK	1,809,082	USD	DEUT	11/28/2025	(22,192)
3,017,000	NZD	1,734,826	USD	BCLY	11/28/2025	(6,326)
1,518,000	ZAR	87,360	USD	SSG	11/28/2025	27
57,855	USD	89,000	AUD	BOA	11/28/2025	(397)
6,980,711	USD	37,632,000	BRL	GSC	11/04/2025	(4,950)
6,959,320	USD	37,632,000	BRL	UBS	12/02/2025	21,062
504,510	USD	707,000	CAD	BMO	11/28/2025	(294)
4,819,716	USD	18,673,025,000	COP	CBK	11/28/2025	(4,396)
21,548,703	USD	18,554,224	EUR	DEUT	11/28/2025	128,290
3,057,637	USD	2,303,000	GBP	CAG	11/28/2025	32,000
673,716	USD	506,000	GBP	JPM	11/28/2025	8,943
316,984	USD	48,336,000	JPY	JPM	11/28/2025	2,445
1,402,695	USD	2,440,000	NZD	SCB	11/28/2025	4,770
Total foreign currency contracts						$150,885
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$5,942,100	$—	$5,942,100	$—
Convertible Bonds	13,818,982	—	13,818,982	—
Corporate Bonds	10,724,119	—	10,724,119	—
Foreign Government Obligations	37,218,286	—	37,218,286	—
Senior Floating Rate Interests	9,486,841	—	9,486,841	—
U.S. Government Agencies	555,889	—	555,889	—
U.S. Government Securities	262,024,477	—	262,024,477	—
Short-Term Investments	3,316,511	663,250	2,653,261	—
Purchased Options	29,366	—	29,366	—
Bond Forward(2)	20,084	—	20,084	—
Foreign Currency Contracts(2)	214,898	—	214,898	—
Futures Contracts(2)	313,664	313,664	—	—
Swaps - Credit Default(2)	99,694	—	99,694	—
Swaps - Interest Rate(2)	2,669,036	—	2,669,036	—
Total	$346,433,947	$976,914	$345,457,033	$—
Liabilities
Foreign Currency Contracts(2)	$(64,013)	$—	$(64,013)	$—
Futures Contracts(2)	(180,417)	(180,417)	—	—
Swaps - Credit Default(2)	(15,028)	—	(15,028)	—
Swaps - Interest Rate(2)	(132,594)	—	(132,594)	—
Swaps - Total Return(2)	(32,072)	—	(32,072)	—
Total	$(424,124)	$(180,417)	$(243,707)	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

42

Hartford Low Duration High Income Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 47.5%
	Asset-Backed - Automobile - 0.5%
$ 750,000	SBNA Auto Receivables Trust 6.74%, 10/15/2031(1)	$753,523
	Asset-Backed - Home Equity - 0.3%
340,000	Point Securitization Trust 7.50%, 06/25/2055(1)	340,783
	Commercial Mortgage-Backed Securities - 7.6%
1,000,000	280 Park Avenue Mortgage Trust 6.50%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	975,000
120,000	ALA Trust 7.12%, 06/15/2040, 1 mo. USD Term SOFR + 3.09%(1)(2)	120,674
70,000	ARZ Trust 7.49%, 06/11/2039(1)	72,422
1,557,164	Bank5 Trust 0.74%, 05/15/2057(1)(2)(3)	37,261
750,000	BFLD Trust 7.03%, 06/15/2042, 1 mo. USD Term SOFR + 3.00%(1)(2)	753,291
792,574	BX Commercial Mortgage Trust 6.72%, 03/15/2041, 1 mo. USD Term SOFR + 2.69%(1)(2)	794,060
	BX Trust
665,000	6.87%, 04/15/2037, 1 mo. USD Term SOFR + 2.84%(1)(2)	666,247
722,183	6.97%, 03/15/2030, 1 mo. USD Term SOFR + 2.94%(1)(2)	717,670
725,000	7.03%, 02/15/2035, 1 mo. USD Term SOFR + 3.00%(1)(2)	724,549
631,369	7.72%, 04/15/2041, 1 mo. USD Term SOFR + 3.69%(1)(2)	629,346
465,000	7.97%, 06/15/2041, 1 mo. USD Term SOFR + 3.94%(1)(2)	466,293
775,000	ELM Trust 7.79%, 06/10/2039(1)(2)	780,181
702,325	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	680,377
100,000	ROCK Trust 8.82%, 11/13/2041(1)	105,529
750,000	SWCH Commercial Mortgage Trust 8.27%, 02/15/2042, 1 mo. USD Term SOFR + 4.24%(1)(2)	745,312
	WCORE Commercial Mortgage Trust
740,000	6.97%, 11/15/2041, 1 mo. USD Term SOFR + 2.94%(1)(2)	741,619
740,000	7.97%, 11/15/2041, 1 mo. USD Term SOFR + 3.94%(1)(2)	739,594
	Wells Fargo Commercial Mortgage Trust
500,000	7.57%, 07/15/2035(1)(2)	501,905
750,000	8.82%, 04/15/2038, 1 mo. USD Term SOFR + 4.79%(1)(2)	751,391
		11,002,721
	Other Asset-Backed Securities - 32.2%
237,729	AASET Trust 6.58%, 02/16/2050(1)	241,593
1,000,000	AGL CLO 26 Ltd. 5.77%, 10/21/2038, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,004,478
250,000	AGL CLO 33 Ltd. 9.37%, 07/21/2037, 3 mo. USD Term SOFR + 5.50%(1)(2)	249,652
750,000	AGL CLO 39 Ltd. 8.38%, 04/20/2038, 3 mo. USD Term SOFR + 4.50%(1)(2)	738,413
1,500,000	Alinea CLO Ltd. 9.83%, 07/20/2031, 3 mo. USD Term SOFR + 5.95%(1)(2)	1,484,248
900,000	AMSR Trust 3.66%, 06/17/2042(1)	802,955
750,000	Anchorage Capital CLO 28 Ltd. 6.13%, 04/20/2037, 3 mo. USD Term SOFR + 2.25%(1)(2)	750,728
250,000	Apidos CLO XLVIII Ltd. 5.91%, 07/25/2037, 3 mo. USD Term SOFR + 2.05%(1)(2)	250,934
1,500,000	Apidos CLO XVIII-R 5.76%, 01/22/2038, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,503,828
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 47.5% - (continued)
	Other Asset-Backed Securities - 32.2% - (continued)
$ 1,000,000	Apidos CLO XXVIII Ltd. 6.12%, 10/20/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)	$1,001,277
830,000	Barings CLO Ltd. 8.90%, 07/15/2039, 3 mo. USD Term SOFR + 5.00%(1)(2)	838,870
	Beechwood Park CLO Ltd.
500,000	10.38%, 01/17/2035, 3 mo. USD Term SOFR + 6.50%(1)(2)	499,113
725,000	10.52%, 01/17/2035, 3 mo. USD Term SOFR + 6.30%(1)(2)	725,000
	Carlyle U.S. CLO Ltd.
500,000	9.86%, 01/25/2035, 3 mo. USD Term SOFR + 6.00%(1)(2)	498,754
750,000	11.44%, 07/20/2037, 3 mo. USD Term SOFR + 7.56%(1)(2)	761,967
	Castlelake Aircraft Structured Trust
544,039	5.10%, 04/15/2039(1)	516,852
655,376	7.75%, 02/15/2050(1)	658,538
	CF Hippolyta Issuer LLC
935,857	1.53%, 03/15/2061(1)	780,579
1,036,692	1.98%, 03/15/2061(1)	682,567
	CIFC Funding Ltd.
1,550,000	8.73%, 01/17/2038, 3 mo. USD Term SOFR + 4.85%(1)(2)	1,538,192
250,000	9.13%, 01/18/2038, 3 mo. USD Term SOFR + 5.25%(1)(2)	247,180
1,000,000	10.23%, 10/24/2030, 3 mo. USD Term SOFR + 6.36%(1)(2)	999,466
250,000	10.65%, 04/20/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	249,509
750,000	CTM CLO Ltd. 5.83%, 07/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	752,289
1,000,000	Dryden 60 CLO Ltd. 9.77%, 07/15/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	991,530
1,000,000	Dryden 64 CLO Ltd. 9.75%, 04/18/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	954,816
450,000	Dryden 72 CLO Ltd. 6.21%, 05/15/2032, 3 mo. USD Term SOFR + 2.00%(1)(2)	450,128
750,000	Elmwood CLO 37 Ltd. 8.63%, 01/17/2038, 3 mo. USD Term SOFR + 4.75%(1)(2)	742,848
800,000	Elmwood CLO 44 Ltd. 6.56%, 10/20/2038, 3 mo. USD Term SOFR + 2.60%(1)(2)	796,987
500,000	Frontier Issuer LLC 11.16%, 06/20/2054(1)	557,491
1,000,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 8.38%, 01/20/2038, 3 mo. USD Term SOFR + 4.50%(1)(2)	982,857
700,000	GreenSky Home Improvement Issuer Trust 8.65%, 03/25/2060(1)	723,449
750,000	Hotwire Funding LLC 9.19%, 06/20/2054(1)	780,522
1,000,000	KKR CLO 34 Ltd. 11.02%, 07/15/2034, 3 mo. USD Term SOFR + 7.11%(1)(2)	976,845
901,694	LCM XXV Ltd. 7.60%, 07/20/2030, 3 mo. USD Term SOFR + 3.71%(1)(2)	901,431
1,000,000	Madison Park Funding XLV Ltd. 10.15%, 07/15/2034, 3 mo. USD Term SOFR + 6.25%(1)(2)	997,508
1,000,000	Magnetite XXVI Ltd. 5.61%, 01/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	998,736
750,000	Neuberger Berman CLO XVI-S Ltd. 8.80%, 04/15/2039, 3 mo. USD Term SOFR + 4.90%(1)(2)	743,268
750,000	Neuberger Berman CLO XX Ltd. 8.65%, 04/15/2039, 3 mo. USD Term SOFR + 4.75%(1)(2)	743,245
The accompanying notes are an integral part of these financial statements.

43

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 47.5% - (continued)
	Other Asset-Backed Securities - 32.2% - (continued)
$ 1,250,000	Neuberger Berman Loan Advisers CLO 43 Ltd. 8.48%, 07/17/2036, 3 mo. USD Term SOFR + 4.60%(1)(2)	$1,229,870
1,000,000	New Economy Assets - Phase 1 Sponsor LLC 2.41%, 10/20/2061(1)	641,013
655,000	Obra CLO 2 Ltd. 5.81%, 07/20/2038, 3 mo. USD Term SOFR + 1.54%(1)(2)	657,008
	OCP CLO Ltd.
775,000	5.98%, 07/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	778,302
750,000	8.58%, 01/20/2038, 3 mo. USD Term SOFR + 4.70%(1)(2)	743,297
1,180,000	Octagon Investment Partners 29 Ltd. 6.13%, 07/18/2037, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,184,584
	Palmer Square CLO Ltd.
1,500,000	8.63%, 04/20/2038, 3 mo. USD Term SOFR + 4.75%(1)(2)	1,461,267
875,000	10.82%, 04/18/2037, 3 mo. USD Term SOFR + 6.94%(1)(2)	875,113
1,000,000	10.98%, 05/21/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	991,732
555,000	Post Road Equipment Finance LLC 7.08%, 05/17/2032(1)	562,121
1,000,000	RR 12 Ltd. 10.80%, 01/15/2036, 3 mo. USD Term SOFR + 6.90%(1)(2)	996,176
1,000,000	SCF Equipment Trust LLC 6.75%, 11/20/2035(1)	1,024,125
201,780	Sierra Timeshare Receivables Funding LLC 8.02%, 01/20/2043(1)	207,380
1,000,000	Southwick Park CLO LLC 10.13%, 07/20/2032, 3 mo. USD Term SOFR + 6.25%(1)(2)	992,522
	Stream Innovations Issuer Trust
749,484	8.40%, 09/15/2045(1)	763,159
745,000	9.05%, 02/15/2045(1)	782,269
1,300,000	Symphony CLO XXII Ltd. 10.40%, 04/18/2033, 3 mo. USD Term SOFR + 6.51%(1)(2)	1,294,848
500,000	Thayer Park CLO Ltd. 10.40%, 04/20/2034, 3 mo. USD Term SOFR + 6.51%(1)(2)	495,417
655,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	679,393
400,000	Voya CLO Ltd. 6.84%, 07/16/2034, 3 mo. USD Term SOFR + 2.95%(1)(2)	398,309
		46,876,548
	Whole Loan Collateral CMO - 6.9%
	Chase Home Lending Mortgage Trust
126,498	3.25%, 09/25/2064(1)(2)	113,914
1,147,447	6.40%, 12/25/2055(1)(2)	974,611
	Federal National Mortgage Association Connecticut Avenue Securities Trust
95,000	5.88%, 01/25/2045, 30 day USD SOFR Average + 1.70%(1)(2)	94,675
260,000	6.68%, 02/25/2044, 30 day USD SOFR Average + 2.50%(1)(2)	265,978
1,000,000	7.18%, 01/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	1,022,232
700,000	8.68%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	726,228
500,000	8.93%, 06/25/2043, 30 day USD SOFR Average + 4.75%(1)(2)	537,190
670,000	9.78%, 07/25/2042, 30 day USD SOFR Average + 5.60%(1)(2)	718,630
820,000	10.18%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	852,292
1,000,000	13.68%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	1,101,098
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 47.5% - (continued)
	Whole Loan Collateral CMO - 6.9% - (continued)
$ 490,760	HTAP Issuer Trust 6.50%, 11/25/2042(1)	$490,072
129,559	Radnor Re Ltd. 6.18%, 09/25/2034, 30 day USD SOFR Average + 2.00%(1)(2)	129,633
	Verus Securitization Trust
1,000,000	8.08%, 12/25/2068(1)(2)	1,015,909
1,000,000	8.09%, 03/25/2069(1)(2)	1,015,980
1,000,000	8.18%, 11/25/2068(1)(2)	1,014,011
		10,072,453
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $69,091,988)	$69,046,028
CORPORATE BONDS - 24.8%
	Aerospace & Defense - 0.2%
225,000	TransDigm, Inc. 6.75%, 01/31/2034(1)	$233,164
	Airlines - 0.2%
300,000	Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(1)	302,064
	Apparel - 0.3%
425,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	452,656
	Auto Parts & Equipment - 0.3%
465,000	Goodyear Tire & Rubber Co. 5.00%, 07/15/2029	442,595
	Chemicals - 0.1%
215,000	Avient Corp. 6.25%, 11/01/2031(1)	219,506
	Commercial Banks - 2.4%
450,000	Bank KB Indonesia Tbk. PT 5.66%, 10/30/2027(4)	451,653
500,000	BPCE SA 5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(2)	517,581
850,000	CaixaBank SA 6.21%, 01/18/2029, (6.21% fixed rate until 01/18/2028; 6 mo. USD SOFR + 2.70% thereafter)(1)(2)	883,991
500,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(2)	519,836
500,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(2)	524,897
500,000	UBS Group AG 6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(2)	526,878
		3,424,836
	Commercial Services - 0.3%
485,000	United Rentals North America, Inc. 3.75%, 01/15/2032	451,211
	Construction Materials - 0.5%
225,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(1)	230,952
450,000	Standard Building Solutions, Inc. 6.25%, 08/01/2033(1)	458,886
		689,838
	Distribution/Wholesale - 0.2%
280,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	295,589
	Diversified Financial Services - 2.1%
900,000	Aviation Capital Group LLC 3.50%, 11/01/2027(1)	883,933
950,000	Capital One Financial Corp. 3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(2)	917,079
The accompanying notes are an integral part of these financial statements.

44

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.8% - (continued)
	Diversified Financial Services - 2.1% - (continued)
$ 450,000	GGAM Finance Ltd. 5.88%, 03/15/2030(1)	$455,063
450,000	Macquarie Airfinance Holdings Ltd. 5.15%, 03/17/2030(1)	455,335
	United Wholesale Mortgage LLC
150,000	5.50%, 11/15/2025(1)	149,997
205,000	5.75%, 06/15/2027(1)	205,349
		3,066,756
	Electronics - 0.3%
375,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	369,639
	Engineering & Construction - 0.3%
460,000	TopBuild Corp. 3.63%, 03/15/2029(1)	443,570
	Entertainment - 2.4%
245,000	Banijay Entertainment SAS 8.13%, 05/01/2029(1)	254,271
475,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)(5)	453,137
450,000	Jacobs Entertainment, Inc. 6.75%, 02/15/2029(1)	435,938
500,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(5)	465,636
450,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 02/01/2033(1)	454,768
375,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.25%, 10/15/2030(1)	378,056
550,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029	534,072
465,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.25%, 03/15/2033(1)(5)	472,450
		3,448,328
	Environmental Control - 0.3%
450,000	Clean Harbors, Inc. 5.13%, 07/15/2029(1)	448,825
	Healthcare - Products - 0.3%
455,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	445,801
	Healthcare - Services - 0.3%
450,000	IQVIA, Inc. 6.25%, 06/01/2032(1)	469,020
	Home Builders - 0.3%
500,000	KB Home 4.00%, 06/15/2031	472,061
	Insurance - 0.4%
125,000	American International Group, Inc. 5.45%, 05/07/2035	130,023
450,000	Hanover Insurance Group, Inc. 5.50%, 09/01/2035	457,124
		587,147
	IT Services - 0.6%
425,000	Amentum Escrow Holdings, Inc. 7.25%, 08/01/2032(1)	442,300
450,000	CACI International, Inc. 6.38%, 06/15/2033(1)	467,874
		910,174
	Leisure Time - 0.6%
450,000	Carnival Corp. 5.13%, 05/01/2029(1)	455,563
325,000	Viking Cruises Ltd. 9.13%, 07/15/2031(1)	348,189
		803,752
	Lodging - 1.5%
405,000	Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/01/2029(1)	419,297
	Las Vegas Sands Corp.
950,000	3.90%, 08/08/2029	922,291
345,000	5.90%, 06/01/2027	351,496
500,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)	491,882
		2,184,966
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.8% - (continued)
	Machinery-Diversified - 0.6%
$ 450,000	Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 02/15/2029(1)	$464,913
460,000	Mueller Water Products, Inc. 4.00%, 06/15/2029(1)	444,350
		909,263
	Media - 0.9%
450,000	Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028	447,471
475,000	Paramount Global 7.88%, 07/30/2030	525,837
400,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	381,064
		1,354,372
	Mining - 0.7%
755,000	Constellium SE 6.38%, 08/15/2032(1)	776,543
300,000	Glencore Funding LLC 5.37%, 04/04/2029(1)	309,324
		1,085,867
	Oil & Gas - 1.3%
550,000	Aker BP ASA 3.75%, 01/15/2030(1)	530,592
440,000	Matador Resources Co. 6.88%, 04/15/2028(1)	448,383
450,000	Permian Resources Operating LLC 5.88%, 07/01/2029(1)	450,393
410,000	Sunoco LP 7.00%, 05/01/2029(1)	426,188
		1,855,556
	Packaging & Containers - 0.3%
465,000	Graphic Packaging International LLC 3.75%, 02/01/2030(1)	436,797
	Pipelines - 1.3%
425,000	Buckeye Partners LP 6.88%, 07/01/2029(1)	440,146
435,000	Energy Transfer LP 5.70%, 04/01/2035	448,292
	Rockies Express Pipeline LLC
500,000	4.80%, 05/15/2030(1)	489,308
450,000	6.75%, 03/15/2033(1)	470,989
		1,848,735
	Real Estate Investment Trusts - 1.9%
500,000	Brandywine Operating Partnership LP 4.55%, 10/01/2029(5)	480,577
450,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	454,297
500,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	529,250
240,000	VICI Properties LP 5.75%, 04/01/2034	248,138
650,000	VICI Properties LP/VICI Note Co., Inc. 3.75%, 02/15/2027(1)	643,656
450,000	XHR LP 6.63%, 05/15/2030(1)	459,323
		2,815,241
	Retail - 1.5%
450,000	Asbury Automotive Group, Inc. 5.00%, 02/15/2032(1)	433,324
375,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	369,865
450,000	LCM Investments Holdings II LLC 4.88%, 05/01/2029(1)	438,069
475,000	Lithia Motors, Inc. 4.38%, 01/15/2031(1)	452,827
425,000	QXO Building Products, Inc. 6.75%, 04/30/2032(1)	439,982
115,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)(5)	115,711
		2,249,778
	Semiconductors - 0.6%
450,000	Broadcom, Inc. 4.80%, 02/15/2036	446,618
400,000	Synaptics, Inc. 4.00%, 06/15/2029(1)	383,953
		830,571
The accompanying notes are an integral part of these financial statements.

45

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.8% - (continued)
	Software - 0.8%
$ 600,000	Open Text Corp. 6.90%, 12/01/2027(1)	$624,563
500,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	478,437
		1,103,000
	Telecommunications - 0.7%
450,000	AT&T, Inc. 4.90%, 11/01/2035	443,585
500,000	Iliad Holding SAS 8.50%, 04/15/2031(1)	536,633
		980,218
	Water - 0.3%
425,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	449,033
	Total Corporate Bonds (cost $35,117,643)	$36,079,929
SENIOR FLOATING RATE INTERESTS - 12.5%(6)
	Aerospace & Defense - 0.2%
99,500	Barnes Group, Inc. 6.71%, 01/27/2032, 1 mo. USD Term SOFR + 2.75%	$99,375
211,782	TransDigm, Inc. 6.50%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	212,015
		311,390
	Airlines - 0.3%
	American Airlines, Inc.
164,921	6.13%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	165,053
99,500	7.13%, 05/28/2032, 3 mo. USD Term SOFR + 3.25%	99,798
118,800	JetBlue Airways Corp. 8.75%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	112,682
99,000	Vista Management Holding, Inc. 7.74%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	99,619
		477,152
	Apparel - 0.3%
233,757	ABG Intermediate Holdings 2 LLC 6.21%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	233,465
198,990	Hanesbrands, Inc. 6.71%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	199,322
		432,787
	Auto Parts & Equipment - 0.1%
115,000	Clarios Global LP 6.71%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	115,252
	First Brands Group LLC
24,814	5.53%, 06/29/2026, 1 mo. USD Term SOFR + 1.55%	26,275
219,236	9.10%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	21,557
70,896	11.13%, 06/26/2026, U.S. (Fed) Prime Rate + 9.00%	28,423
		191,507
	Chemicals - 0.2%
99,250	A-AP Buyer, Inc. 6.75%, 09/09/2031, 3 mo. USD Term SOFR + 2.75%	99,126
192,587	Nouryon Finance BV 7.04%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	192,106
9,341	USALCO LLC 1.00%, 09/30/2031, 3 mo. USD Term SOFR + 3.50%(7)	9,338
		300,570
	Commercial Services - 1.2%
130,000	Allied Universal Holdco LLC 7.31%, 08/20/2032, 1 mo. USD Term SOFR + 3.25%	130,459
207,904	Belron Finance 2019 LLC 6.74%, 10/16/2031, 3 mo. USD Term SOFR + 2.25%	208,771
99,251	Boost Newco Borrower LLC 6.00%, 01/31/2031, 3 mo. USD Term SOFR + 2.00%	99,469
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(6) - (continued)
	Commercial Services - 1.2% - (continued)
$ 112,727	Citrin Cooperman Advisors LLC 7.00%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	$112,680
172,807	Ensemble RCM LLC 6.84%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	173,427
161,567	First Advantage Holdings LLC 6.71%, 10/31/2031, 1 mo. USD Term SOFR + 2.75%	156,922
193,927	Fugue Finance BV 6.95%, 01/09/2032, 3 mo. USD Term SOFR + 2.75%	194,169
128,376	OMNIA Partners LLC 6.36%, 07/25/2030, 3 mo. USD Term SOFR + 2.50%	128,376
197,094	Ryan LLC 7.46%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	196,109
198,785	Trans Union LLC 5.71%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	198,422
196,968	WEX, Inc. 5.71%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	196,290
		1,795,094
	Construction Materials - 0.7%
196,508	Emerald Borrower LP 6.45%, 05/31/2030, 3 mo. USD Term SOFR + 2.25%	195,912
109,700	Hobbs & Associates LLC 6.71%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	109,514
196,498	Quikrete Holdings, Inc. 6.21%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	196,732
147,508	Tamko Building Products LLC 6.78%, 09/20/2030, 3 mo. USD Term SOFR + 2.75%	147,738
297,000	Wilsonart LLC 8.25%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	286,765
		936,661
	Distribution/Wholesale - 0.2%
100,000	Gloves Buyer, Inc. 7.96%, 05/21/2032, 1 mo. USD Term SOFR + 4.00%	98,406
174,582	Windsor Holdings III LLC 6.73%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	174,146
		272,552
	Diversified Financial Services - 0.5%
120,000	Advisor Group, Inc. 6.96%, 07/30/2032, 1 mo. USD Term SOFR + 3.00%	120,150
147,510	Aretec Group, Inc. 7.46%, 08/09/2030, 1 mo. USD Term SOFR + 3.50%	147,993
147,825	Blackhawk Network Holdings, Inc. 7.96%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	148,309
110,000	CFC Bidco 2022 Ltd. 7.74%, 07/01/2032, 3 mo. USD Term SOFR + 3.75%	107,388
246,859	HighTower Holdings LLC 7.07%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	246,550
		770,390
	Electronics - 0.1%
199,500	LSF12 Crown U.S. Commercial Bidco LLC 7.66%, 12/02/2031, 1 mo. USD Term SOFR + 3.50%	200,559
	Engineering & Construction - 0.2%
104,472	Brown Group Holding LLC 6.73%, 07/01/2031, 1 mo. USD Term SOFR + 2.75%	104,864
154,613	Tecta America Corp. 6.97%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	154,999
		259,863
	Entertainment - 1.2%
198,645	Caesars Entertainment, Inc. 6.21%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	196,824
114,712	EOC Borrower LLC 6.96%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	115,143
291,271	Great Canadian Gaming Corp. 8.75%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	289,086
The accompanying notes are an integral part of these financial statements.

46

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(6) - (continued)
	Entertainment - 1.2% - (continued)
$ 99,750	Herschend Entertainment Co. LLC 7.21%, 05/27/2032, 1 mo. USD Term SOFR + 3.25%	$100,124
622,583	Maverick Gaming LLC 15.50%, 06/05/2028, U.S. (Fed) Prime Rate + 8.50%	342,420
294,504	Ontario Gaming GTA LP 8.24%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	275,485
	RunItOneTime LLC
7,937	4.96%, 04/16/2026, 1 mo. USD Term SOFR + 1.00%(8)(9)	7,143
162,516	4.96%, 05/06/2026, 1 mo. USD Term SOFR + 1.00%(8)(9)	162,516
98,405	16.46%, 04/16/2026, 1 mo. USD Term SOFR + 12.50%(8)	94,620
119,101	TKO Worldwide Holdings LLC 6.04%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	119,342
		1,702,703
	Environmental Control - 0.1%
197,450	Filtration Group Corp. 6.71%, 10/21/2028, 1 mo. USD Term SOFR + 2.75%	198,149
	Food - 0.1%
99,249	Aspire Bakeries Holdings LLC 7.47%, 12/23/2030, 1 mo. USD Term SOFR + 3.50%	99,559
100,000	Froneri Lux Finco SARL 6.46%, 07/16/2032, 1 mo. USD Term SOFR + 2.50%	99,926
		199,485
	Food Service - 0.1%
99,002	Golden State Foods LLC 8.16%, 12/04/2031, 1 mo. USD Term SOFR + 4.00%	99,243
	Hand/Machine Tools - 0.1%
102,289	Alliance Laundry Systems LLC 6.16%, 08/19/2031, 1 mo. USD Term SOFR + 2.25%	102,390
	Healthcare - Products - 0.3%
244,872	Bausch & Lomb Corp. 7.96%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	245,332
98,711	Insulet Corp. 5.96%, 08/01/2031, 1 mo. USD Term SOFR + 2.00%	99,214
154,346	Medline Borrower LP 5.96%, 10/23/2028, 1 mo. USD Term SOFR + 2.00%	154,473
		499,019
	Healthcare - Services - 0.2%
200,000	Aveanna Healthcare LLC 7.71%, 09/17/2032, 1 mo. USD Term SOFR + 3.75%	200,386
99,251	Concentra Health Services, Inc. 5.96%, 07/26/2031, 1 mo. USD Term SOFR + 2.00%	99,438
		299,824
	Holding Companies-Diversified - 0.1%
	GC Ferry Acquisition I, Inc.
26,979	1.75%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%(7)	26,915
158,021	7.71%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%	157,648
		184,563
	Home Furnishings - 0.1%
135,463	Somnigroup International, Inc. 6.21%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	136,084
	Insurance - 1.1%
198,117	Acrisure LLC 6.96%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	197,770
100,000	Alera Group, Inc. 7.21%, 05/31/2032, 1 mo. USD Term SOFR + 3.25%	100,478
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(6) - (continued)
	Insurance - 1.1% - (continued)
	Asurion LLC
$ 214,206	8.33%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	$214,838
200,000	9.33%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	190,388
210,559	HUB International Ltd. 6.12%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	211,209
246,258	Sedgwick Claims Management Services, Inc. 6.46%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	246,150
230,444	Truist Insurance Holdings LLC 6.75%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	230,031
190,176	USI, Inc. 6.25%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	190,367
		1,581,231
	Internet - 0.2%
196,411	Endure Digital, Inc. 7.72%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	101,495
	MH Sub I LLC
79,393	8.21%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	63,356
117,299	8.25%, 05/03/2028, 3 mo. USD Term SOFR + 4.25%	106,405
		271,256
	Investment Company Security - 0.1%
104,738	Nvent Electric PLC 7.16%, 01/30/2032, 1 mo. USD Term SOFR + 3.00%	105,032
	IT Services - 0.8%
80,000	Amentum Government Services Holdings LLC 6.21%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	79,880
158,800	Fortress Intermediate 3, Inc. 7.11%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	158,999
114,425	Kaseya, Inc. 7.21%, 03/20/2032, 1 mo. USD Term SOFR + 3.25%	114,366
100,000	KnowBe4, Inc. 7.59%, 07/23/2032, 3 mo. USD Term SOFR + 3.75%	99,750
201,839	McAfee LLC 6.96%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	190,905
127,700	NCR Atleos LLC 7.03%, 04/16/2029, 3 mo. USD Term SOFR + 3.00%	127,754
196,678	Peraton Corp. 7.69%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	169,255
175,000	Sandisk Corp. 6.86%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	175,110
		1,116,019
	Leisure Time - 0.1%
196,410	MajorDrive Holdings IV LLC 8.26%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	190,241
	Machinery-Diversified - 0.2%
207,990	Roper Industrial Products Investment Co. LLC 6.75%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	208,470
	Media - 0.2%
198,005	Century De Buyer LLC 6.84%, 10/30/2030, 3 mo. USD Term SOFR + 3.00%	198,649
100,000	Versant Media Group, Inc. 7.54%, 10/23/2030, 1 mo. USD Term SOFR + 3.50%	99,542
		298,191
	Mining - 0.1%
114,502	Arsenal AIC Parent LLC 6.71%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	114,645
The accompanying notes are an integral part of these financial statements.

47

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(6) - (continued)
	Miscellaneous Manufacturing - 0.1%
$ 108,900	LTI Holdings, Inc. 7.71%, 07/29/2029, 1 mo. USD Term SOFR + 3.75%	$109,445
	Packaging & Containers - 0.5%
280,675	Berlin Packaging LLC 7.35%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	280,307
165,144	Clydesdale Acquisition Holdings, Inc. 7.14%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	165,015
150,000	Owens-Illinois, Inc. 6.96%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	149,562
128,056	SupplyOne, Inc. 7.46%, 04/21/2031, 1 mo. USD Term SOFR + 3.50%	128,190
		723,074
	Pharmaceuticals - 0.1%
99,000	Endo Luxembourg Finance Co. I SARL 7.96%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	98,357
	Pipelines - 0.6%
205,756	Brazos Delaware II LLC 6.59%, 02/11/2030, 1 mo. USD Term SOFR + 2.50%	205,756
211,187	Oryx Midstream Services Permian Basin LLC 6.23%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	211,584
173,687	Rockpoint Gas Storage Partners LP 6.34%, 09/18/2031, 3 mo. USD Term SOFR + 2.50%	173,958
194,587	Traverse Midstream Partners LLC 6.34%, 02/16/2028, 3 mo. USD Term SOFR + 2.50%	194,830
110,000	Whitewater Matterhorn Holdings LLC 6.31%, 06/16/2032, 3 mo. USD Term SOFR + 2.25%	110,017
		896,145
	Retail - 0.8%
147,508	1011778 BC Unlimited Liability Co. 5.71%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	146,981
129,350	Flynn Restaurant Group LP 7.71%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	129,774
147,100	Great Outdoors Group LLC 7.21%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	146,947
92,592	Gulfside Supply, Inc. 7.00%, 06/17/2031, 3 mo. USD Term SOFR + 3.00%	91,528
272,529	LBM Acquisition LLC 7.88%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	262,707
196,915	Michaels Cos., Inc. 8.51%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	187,966
37,778	QXO, Inc. 6.96%, 04/30/2032, 1 mo. USD Term SOFR + 3.00%	37,803
143,550	White Cap Buyer LLC 7.21%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	143,820
		1,147,526
	Software - 1.0%
147,484	AthenaHealth Group, Inc. 6.71%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	146,723
99,750	BCPE Pequod Buyer, Inc. 6.96%, 11/25/2031, 1 mo. USD Term SOFR + 3.00%	99,999
169,150	Boxer Parent Co., Inc. 7.20%, 07/30/2031, 3 mo. USD Term SOFR + 3.00%	167,914
268,717	Cast & Crew Payroll LLC 7.71%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	219,139
175,000	Dayforce, Inc. 7.02%, 10/07/2032, 1 mo. USD Term SOFR + 3.00%	174,344
245,547	EP Purchaser LLC 7.58%, 11/06/2028, 1 mo. USD Term SOFR + 3.50%	208,919
99,000	Epicor Software Corp. 6.46%, 05/30/2031, 1 mo. USD Term SOFR + 2.50%	99,186
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(6) - (continued)
	Software - 1.0% - (continued)
$ 157,137	Open Text Corp. 5.71%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	$156,940
192,084	Rocket Software, Inc. 7.71%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	191,175
		1,464,339
	Telecommunications - 0.2%
119,101	Frontier Communications Corp. 6.53%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	118,879
196,912	Zacapa SARL 7.75%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	197,256
		316,135
	Transportation - 0.1%
186,452	Third Coast Infrastructure LLC 7.71%, 09/25/2030, 1 mo. USD Term SOFR + 3.75%	186,219
	Total Senior Floating Rate Interests (cost $18,813,267)	$18,196,310
U.S. GOVERNMENT AGENCIES - 13.4%
	Mortgage-Backed Agencies - 13.4%
	Federal Home Loan Mortgage Corp. - 5.4%
94,000	7.16%, 02/25/2045, 30 day USD SOFR Average + 2.85%(1)(2)	$94,001
1,000,000	7.53%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	1,016,560
1,200,000	9.43%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	1,263,756
1,010,000	9.53%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	1,081,649
1,000,000	9.83%, 04/25/2042, 30 day USD SOFR Average + 5.65%(1)(2)	1,060,630
977,000	11.79%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	1,105,231
1,000,000	11.98%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	1,060,246
1,000,000	12.34%, 03/25/2043, 30 day USD SOFR Average + 8.15%(1)(2)	1,139,330
		7,821,403
	Government National Mortgage Association - 8.0%
3,548,620	5.50%, 10/20/2054	3,581,358
3,470,863	5.50%, 01/20/2055	3,501,715
4,623,160	5.50%, 05/20/2055	4,664,255
		11,747,328
	Total U.S. Government Agencies (cost $19,540,482)	$19,568,731
COMMON STOCKS - 0.2%
	Energy - 0.1%
190,736	Ascent Resources Marcellus Holdings LLC Class A*(10)	$147,820
	Insurance - 0.0%
34,814	Tenerity, Inc.*(8)(10)	—
	Materials - 0.1%
3,079	Utex Industries*(10)	95,449
	Total Common Stocks (cost $1,892,094)	$243,269
WARRANTS - 0.0%
	Materials - 0.0%
1,875	Utex Industries Expires 12/31/2025*(8)(10)	$—
The accompanying notes are an integral part of these financial statements.

48

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount			Market Value†
WARRANTS - 0.0% - (continued)
	Semiconductors & Semiconductor Equipment - 0.0%
2,750	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(8)(10)		$1,089
	Total Warrants (cost $8,850)		$1,089
	Total Long-Term Investments (cost $144,464,324)		$143,135,356
SHORT-TERM INVESTMENTS - 0.4%
	Securities Lending Collateral - 0.4%
642,328	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(11)		$642,328
	Total Short-Term Investments (cost $642,328)		$642,328
	Total Investments (cost $145,106,652)	98.8%	$143,777,684
	Other Assets and Liabilities	1.2%	1,725,112
	Net Assets	100.0%	$145,502,796
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$103,723,090, representing 71.3% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security disclosed is interest-only strips.
(4)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of this security was $451,653, representing 0.3% of net assets.

(5)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(6)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2025.

(7)
This security, or a portion of this security, has unfunded loan commitments. As of
October 31, 2025, the aggregate value of the unfunded commitment was $36,253, which represents to 0.0% of total net assets.

(8)	Investment valued using significant unobservable inputs.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $244,358 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources Marcellus Holdings LLC Class A	190,736	$600,819	$147,820
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	2,750	—	1,089
06/2017	Tenerity, Inc.	34,814	1,198,751	—
12/2020	Utex Industries	3,079	92,524	95,449
12/2020	Utex Industries Expires 12/31/2025 Warrants	1,875	8,850	—
			$1,900,944	$244,358

(11)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	247	12/31/2025	$51,435,820	$(18,573)
The accompanying notes are an integral part of these financial statements.

49

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
October 31, 2025

Futures Contracts Outstanding at October 31, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 5-Year Note Future	(169)	12/31/2025	$(18,456,649)	$27,457
U.S. Treasury 10-Year Ultra Future	(44)	12/19/2025	(5,081,312)	(72,000)
U.S. Treasury Long Bond Future	(12)	12/19/2025	(1,407,750)	12,326
Total				$(32,217)
Total futures contracts				$(50,790)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$69,046,028	$—	$69,046,028	$—
Corporate Bonds	36,079,929	—	36,079,929	—
Senior Floating Rate Interests	18,196,310	—	17,932,031	264,279
U.S. Government Agencies	19,568,731	—	19,568,731	—
Common Stocks	243,269	—	243,269	—
Warrants	1,089	—	—	1,089
Short-Term Investments	642,328	642,328	—	—
Futures Contracts(2)	39,783	39,783	—	—
Total	$143,817,467	$682,111	$142,869,988	$265,368
Liabilities
Futures Contracts(2)	$(90,573)	$(90,573)	$—	$—
Total	$(90,573)	$(90,573)	$—	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

50

The Hartford Municipal Opportunities Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7%
	Alabama - 5.0%
$ 1,250,000	Alabama Federal Aid Highway Finance Auth, AL, Rev 5.00%, 09/01/2034	$1,300,856
7,910,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2055	8,676,481
	Black Belt Energy Gas Dist, AL, Rev
2,955,000	4.00%, 10/01/2052(1)	2,975,348
4,200,000	5.00%, 10/01/2055(1)	4,560,326
3,460,000	5.00%, 12/01/2055(1)	3,753,333
7,385,000	5.25%, 02/01/2053(1)	7,873,092
1,630,000	5.25%, 12/01/2053(1)	1,769,735
7,000,000	5.50%, 06/01/2049(1)	7,429,349
5,665,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	6,249,684
3,000,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	3,056,397
	Lower Alabama Gas Dist, AL, Rev
3,000,000	5.00%, 09/01/2028	3,121,727
4,000,000	5.00%, 09/01/2031	4,296,557
11,500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	12,407,421
	Southeast Energy Auth A Cooperative Dist, AL, Rev
3,235,000	5.00%, 09/01/2035	3,583,741
1,415,000	5.00%, 01/01/2054(1)	1,508,718
10,000,000	5.00%, 05/01/2055(1)	10,763,942
9,625,000	5.25%, 03/01/2055(1)	10,366,373
2,165,000	5.50%, 01/01/2053(1)	2,346,336
1,000,000	State of Alabama Docks Department, AL, Rev, (AG) 5.00%, 10/01/2032	1,026,873
1,000,000	Troy University, AL, Rev, (BAM) 5.00%, 11/01/2025	1,000,000
1,415,000	Water Works Board of the City of Birmingham, AL, Rev 5.00%, 01/01/2029	1,452,531
		99,518,820
	Alaska - 1.1%
	CIVICVentures, AK, Rev
3,370,000	5.00%, 09/01/2036	3,753,817
5,315,000	5.00%, 09/01/2037	5,862,642
2,135,000	5.00%, 09/01/2038	2,342,578
	Northern Tobacco Securitization Corp., AK, Rev
1,385,000	4.00%, 06/01/2036	1,367,088
2,255,000	4.00%, 06/01/2038	2,168,093
	State of Alaska International Airports System, AK, Rev
2,245,000	5.00%, 10/01/2032	2,572,194
3,000,000	5.00%, 10/01/2035	3,419,825
		21,486,237
	Arizona - 0.2%
1,965,000	Maricopa County Industrial Dev Auth, AZ, Rev 4.00%, 10/15/2047(2)	1,672,166
2,940,000	Tempe Industrial Dev Auth, AZ, Rev 3.50%, 12/01/2030	2,924,973
		4,597,139
	California - 7.3%
7,960,000	Bay Area Toll Auth, CA, Rev 3.52%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(1)	7,809,418
	California Community Choice Financing Auth, CA, Rev
15,000,000	5.00%, 11/01/2033(3)	16,400,767
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	California - 7.3% - (continued)
$ 3,020,000	5.00%, 12/01/2053(1)	$3,218,680
2,000,000	5.00%, 05/01/2054(1)	2,178,412
3,335,000	5.00%, 12/01/2055(1)	3,572,724
7,050,000	5.00%, 01/01/2056(1)	7,862,850
12,000,000	5.00%, 10/01/2056(1)	13,214,386
2,000,000	5.25%, 11/01/2054(1)	2,148,637
16,250,000	5.50%, 05/01/2054(1)	17,311,474
1,250,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2035	1,317,651
	California Health Facs Financing Auth, CA, Rev
1,000,000	5.00%, 02/01/2029	1,030,030
3,335,000	5.00%, 12/01/2032	3,684,063
	California Municipal Finance Auth, CA, Rev
3,000,000	5.00%, 12/31/2027	3,088,132
775,000	(BAM) 5.00%, 05/15/2028	814,208
800,000	(BAM) 5.00%, 05/15/2031	882,343
1,000,000	5.00%, 11/01/2035(2)	1,061,134
1,000,000	5.13%, 11/01/2040(2)	1,036,877
700,000	City of Fontana, CA, Special Tax 4.00%, 09/01/2051	628,983
	City of Los Angeles Department of Airports, CA, Rev
6,570,000	3.00%, 05/15/2039	5,725,920
3,300,000	5.00%, 05/15/2038	3,612,162
7,000,000	5.00%, 05/15/2039	7,743,867
1,000,000	5.25%, 05/15/2039	1,106,707
1,750,000	5.25%, 05/15/2040	1,953,133
2,600,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2031(4)	2,099,830
47,955,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(4)	5,078,991
5,225,000	Long Beach Bond Finance Auth, CA, Rev 4.45%, 11/15/2027, 3 mo. USD Term SOFR + 1.45%(1)	5,285,785
1,295,000	Los Angeles County Public Works Financing Auth, CA, Rev 5.25%, 12/01/2054	1,406,532
1,000,000	Los Angeles Department of Water & Power, CA, Rev, (BAM) 5.25%, 07/01/2044	1,090,636
	Orange County Community Facs Dist, CA, Special Tax
980,000	5.00%, 08/15/2034	981,274
1,000,000	5.00%, 08/15/2036	1,011,056
2,500,000	5.00%, 08/15/2041	2,515,851
2,000,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2048	2,025,033
	San Bernardino Community College Dist, CA, GO
1,000,000	0.00%, 08/01/2045(4)	380,326
1,885,000	0.00%, 08/01/2046(4)	672,560
1,895,000	San Diego County Regional Airport Auth, CA, Rev 5.25%, 07/01/2036	2,143,677
15,000	San Diego Redev Agency Successor Agency, CA, Rev 5.25%, 09/01/2026	15,023
8,825,000	San Francisco City & County Airport, Comm-San Francisco International Airport, CA, Rev 5.00%, 05/01/2034	10,032,949
1,095,000	San Francisco City & County Redev Successor Agency, CA, Tax Allocation, (AG) 5.00%, 08/01/2048	1,155,613
The accompanying notes are an integral part of these financial statements.

51

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	California - 7.3% - (continued)
$ 2,065,000	Santa Margarita Water Dist, CA, Special Tax 5.00%, 09/01/2028	$2,068,139
1,500,000	Stockton Redev Agency Successor Agency, CA, Tax Allocation, (AG) 5.00%, 09/01/2029	1,529,302
		146,895,135
	Colorado - 3.0%
1,655,000	Arapahoe County School Dist No. 6 Littleton, CO, GO, (ST AID WITHHLDG) 5.50%, 12/01/2034	1,787,287
	Baseline Metropolitan Dist No. 1, CO, GO,
475,000	(AG) 5.00%, 12/01/2027	495,755
575,000	(AG) 5.00%, 12/01/2028	612,260
625,000	(AG) 5.00%, 12/01/2029	678,555
	City & County of Denver Airport System, CO, Rev
7,985,000	5.00%, 12/01/2032	8,413,452
1,000,000	5.00%, 12/01/2034	1,131,739
750,000	5.00%, 11/15/2042	802,377
2,475,000	5.75%, 11/15/2039	2,775,741
1,600,000	City of Colorado Springs Utilities System, CO, Rev 5.00%, 11/15/2049	1,698,683
	Colorado Health Facs Auth, CO, Rev
1,320,000	4.00%, 12/01/2040	1,257,760
1,120,000	5.00%, 12/01/2031	1,209,328
1,175,000	5.00%, 12/01/2032	1,279,240
945,000	5.00%, 12/01/2033	1,033,821
6,500,000	5.00%, 09/01/2035	7,438,239
3,760,000	5.00%, 05/15/2037	4,135,302
500,000	5.00%, 11/15/2059(1)	559,788
1,000,000	5.25%, 11/01/2039	1,090,046
1,500,000	Denver City & County School Dist No. 1, CO, GO, (ST AID WITHHLDG) 5.00%, 12/01/2027	1,574,567
1,470,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	1,490,904
2,000,000	E-470 Public Highway Auth, CO, Rev 3.61%, 09/01/2039, 6 mo. USD SOFR + 0.75%(1)	1,995,567
	Park Creek Metropolitan Dist, CO, Rev
2,000,000	5.00%, 12/01/2029	2,003,186
1,195,000	5.00%, 12/01/2033	1,258,995
1,000,000	Park Creek Metropolitan Dist, CO, Tax Allocation, (AG) 5.00%, 12/01/2032	1,137,454
1,035,000	Regional Transportation Dist, CO, Rev 5.00%, 07/15/2031	1,116,884
5,690,000	Southern Ute Indian Tribe of the Southern Ute Reservation, CO, GO 5.00%, 04/01/2035(2)	6,223,183
	University of Colorado Hospital Auth, CO, Rev
210,000	5.00%, 11/15/2026	215,186
300,000	5.00%, 11/15/2027	313,837
200,000	5.00%, 11/15/2028	213,576
1,785,000	5.00%, 11/15/2029	1,945,152
2,500,000	5.00%, 11/15/2031	2,827,662
	Vauxmont Metropolitan Dist, CO, GO,
125,000	(AG) 5.00%, 12/15/2025	125,292
50,000	(AG) 5.00%, 12/15/2026	51,099
225,000	(AG) 5.00%, 12/15/2030	231,924
160,000	(AG) 5.00%, 12/15/2032	164,907
		59,288,748
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	Connecticut - 0.9%
$ 1,500,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 05/15/2047	$1,504,068
	Connecticut State Health & Educational Facs Auth, CT, Rev
4,285,000	2.80%, 07/01/2048(1)	4,279,181
2,665,000	2.95%, 07/01/2049(1)	2,660,453
5,000,000	Stamford Housing Auth, CT, Rev 4.25%, 10/01/2030	5,050,834
3,980,000	State of Connecticut, CT, GO 5.00%, 10/15/2031	4,065,706
		17,560,242
	District of Columbia - 0.5%
20,975,000	Dist of Columbia Tobacco Settlement Financing Corp., DC, Rev 0.00%, 06/15/2046(4)	4,860,123
	Dist of Columbia, DC, Rev
735,000	5.00%, 07/01/2032	746,299
270,000	5.00%, 07/01/2037	272,084
3,000,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2033	3,250,945
		9,129,451
	Florida - 4.1%
1,390,000	Alachua County Health Facs Auth, FL, Rev 3.63%, 10/01/2030	1,392,335
	Capital Projects Finance Auth, FL, Rev
1,315,000	5.00%, 10/01/2027	1,350,921
1,000,000	5.00%, 10/01/2028	1,041,383
750,000	Capital Trust Auth, FL, Rev 5.38%, 07/01/2065(2)	730,755
1,430,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	1,398,586
	City of Jacksonville, FL, Rev
1,000,000	5.00%, 10/01/2036	1,139,077
1,345,000	5.00%, 10/01/2037	1,521,570
1,000,000	5.00%, 10/01/2038	1,121,843
	City of Port St. Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,020,714
3,000,000	4.00%, 07/01/2029	3,019,440
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(4)	657,218
1,000,000	0.00%, 09/01/2038(4)	591,445
1,090,000	County of Hillsborough Solid Waste & Resource Recovery, FL, Rev 5.25%, 09/01/2054	1,138,836
2,195,000	County of Miami-Dade Seaport Department, FL, Rev 5.00%, 10/01/2038	2,350,791
	County of Osceola Transportation, FL, Rev
1,330,000	0.00%, 10/01/2031(4)	1,055,536
1,000,000	0.00%, 10/01/2032(4)	760,869
2,065,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	1,848,383
7,810,000	Florida Housing Finance Corp., FL, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 07/01/2056	8,718,057
	Florida Local Government Finance Commission, FL, Rev
4,745,000	4.20%, 11/15/2030(2)	4,767,094
665,000	6.63%, 11/15/2045(2)	698,995
	Greater Orlando Aviation Auth, FL, Rev
4,000,000	5.00%, 10/01/2032	4,260,219
3,700,000	5.00%, 10/01/2035	4,164,034
The accompanying notes are an integral part of these financial statements.

52

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	Florida - 4.1% - (continued)
$ 705,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	$708,643
50,000	Magnolia Creek Community Dev Dist, FL, Special Assessment 5.90%, 05/01/2039(5)	46,108
1,000,000	Manatee County School Dist, FL, Rev, (AG) 5.00%, 10/01/2030	1,025,438
200,000	Middleton Community Dev Dist A, FL, Special Assessment 4.55%, 05/01/2044	193,696
1,000,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2041	1,092,209
8,075,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	7,395,818
	Polk County Industrial Dev Auth, FL, Rev
1,750,000	5.00%, 01/01/2039	1,765,316
4,850,000	5.00%, 01/01/2055	4,543,404
1,000,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2050	764,035
830,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	793,006
7,765,000	Village Community Dev Dist No. 14, FL, Special Assessment 4.75%, 05/01/2032	8,096,847
	Village Community Dev Dist No. 15, FL, Special Assessment
750,000	4.00%, 05/01/2034(2)	758,827
2,000,000	4.80%, 05/01/2055(2)	1,904,447
985,000	5.25%, 05/01/2054(2)	987,993
5,500,000	Village Community Dev Dist No. 16, FL, Special Assessment 5.13%, 05/01/2056(3)	5,495,272
		82,319,160
	Georgia - 3.8%
4,220,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	4,288,745
	City of Atlanta Department of Aviation, GA, Rev
4,000,000	5.00%, 07/01/2034	4,548,389
3,000,000	5.00%, 07/01/2035	3,391,274
	Cobb-Marietta Coliseum & Exhibit Hall Auth, GA, Rev
1,200,000	5.00%, 10/01/2039	1,357,990
1,530,000	5.00%, 10/01/2040	1,714,993
1,750,000	5.25%, 10/01/2041	1,976,084
	Dev Auth of Monroe County, GA, Rev
3,645,000	1.00%, 07/01/2049(1)	3,562,546
1,455,000	3.88%, 10/01/2048(1)	1,458,376
	Georgia Housing & Finance Auth, GA, Rev,
350,000	(FHLMC), (FNMA), (GNMA) 5.00%, 12/01/2031	391,364
385,000	(FHLMC), (FNMA), (GNMA) 5.00%, 06/01/2033	435,053
990,000	5.00%, 12/01/2042	1,041,737
	Main Street Natural Gas, Inc., GA, Rev
5,915,000	4.00%, 05/01/2052(1)	6,034,741
4,165,000	5.00%, 05/15/2032	4,361,475
7,455,000	5.00%, 07/01/2053(1)	7,989,759
2,210,000	5.00%, 09/01/2053(1)	2,364,285
6,135,000	5.00%, 12/01/2053(1)	6,606,707
635,000	5.00%, 04/01/2054(1)	689,107
6,870,000	5.00%, 05/01/2054(1)	7,428,856
6,120,000	5.00%, 12/01/2054(1)	6,627,975
3,335,000	5.00%, 06/01/2055(1)	3,652,581
	Municipal Electric Auth of Georgia, GA, Rev
1,100,000	4.00%, 01/01/2051	984,637
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	Georgia - 3.8% - (continued)
$ 3,130,000	5.00%, 07/01/2052	$3,172,980
	Savannah Georgia Convention Center Auth, GA, Rev,
225,000	(AG) 5.00%, 06/01/2036	254,370
225,000	(AG) 5.00%, 06/01/2037	252,234
250,000	(AG) 5.00%, 06/01/2038	277,906
275,000	(AG) 5.00%, 06/01/2039	303,075
940,000	5.25%, 06/01/2061	936,212
		76,103,451
	Guam - 0.2%
	Government of Guam Business Privilege Tax Refunding Bonds, GU, Rev
1,900,000	5.00%, 01/01/2030	2,026,913
1,180,000	5.00%, 01/01/2031	1,276,158
		3,303,071
	Hawaii - 0.2%
	State of Hawaii Airports System, HI, Rev
1,260,000	5.00%, 07/01/2031	1,372,998
1,000,000	5.00%, 07/01/2040	1,086,295
1,700,000	5.00%, 07/01/2041	1,827,461
		4,286,754
	Idaho - 0.3%
5,470,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	5,933,176
	Illinois - 11.8%
765,000	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO 0.00%, 01/01/2027(4)	733,371
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
1,000,000	5.00%, 04/01/2046	967,150
1,000,000	5.25%, 04/01/2035	1,096,199
2,120,000	5.25%, 04/01/2036	2,304,828
715,000	6.00%, 04/01/2046	722,606
	Chicago Board of Education, IL, GO
2,500,000	0.00%, 12/01/2025(4)	2,492,373
1,000,000	4.00%, 12/01/2047	766,597
8,250,000	5.00%, 12/01/2031	8,459,657
2,440,000	5.00%, 12/01/2032	2,486,442
3,000,000	5.00%, 12/01/2033	3,092,213
3,500,000	5.00%, 12/01/2034	3,500,087
3,760,000	5.00%, 12/01/2046	3,411,751
3,625,000	5.25%, 12/01/2036	3,693,134
1,250,000	5.50%, 12/01/2037	1,296,299
3,125,000	5.50%, 12/01/2038	3,224,608
4,990,000	5.75%, 12/01/2050	4,955,175
10,865,000	6.00%, 12/01/2037(3)	11,770,586
3,000,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.00%, 01/01/2035	3,398,839
	Chicago O'Hare International Airport, IL, Rev,
2,635,000	(BAM) 5.00%, 01/01/2035	2,963,573
2,000,000	(BAM) 5.00%, 01/01/2036	2,232,906
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev
1,000,000	4.00%, 12/01/2050	906,836
1,250,000	4.00%, 12/01/2055	1,111,762
8,250,000	5.00%, 12/01/2046	8,289,751
2,000,000	5.00%, 12/01/2049	2,060,810
1,000,000	5.00%, 12/01/2052	1,017,794
The accompanying notes are an integral part of these financial statements.

53

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	Illinois - 11.8% - (continued)
$ 1,000,000	5.00%, 12/01/2055	$1,006,940
	City of Chicago Wastewater Transmission, IL, Rev,
1,000,000	(BAM) 5.00%, 01/01/2038	1,110,664
1,000,000	(BAM) 5.00%, 01/01/2039	1,103,970
1,000,000	(BAM) 5.00%, 01/01/2040	1,090,793
	City of Chicago Waterworks, IL, Rev
1,000,000	5.00%, 11/01/2027	1,020,392
1,150,000	(AG) 5.00%, 11/01/2036	1,259,033
	City of Chicago, IL, GO,
325,000	(NPFG) 0.00%, 01/01/2026(4)	323,261
1,000,000	6.00%, 01/01/2050	1,048,983
	County of Cook, IL, GO
3,100,000	4.00%, 11/15/2025	3,101,049
1,000,000	5.00%, 11/15/2026	1,022,592
4,300,000	5.00%, 11/15/2027	4,388,212
	Illinois Finance Auth, IL, Rev
700,000	5.00%, 10/01/2028	711,791
1,000,000	5.00%, 11/15/2028	1,000,919
2,135,000	5.00%, 11/15/2034	2,136,593
1,045,000	5.00%, 08/15/2035	1,131,335
	Illinois Housing Dev Auth, IL, Rev,
2,550,000	(FHLMC), (FNMA), (GNMA) 4.00%, 08/01/2048	2,559,276
5,340,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	5,576,869
3,925,000	(FHLMC), (FNMA), (GNMA) 5.50%, 10/01/2053	4,212,013
1,460,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	1,555,563
6,010,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	6,676,072
	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO
1,875,000	5.00%, 01/01/2027	1,877,364
2,000,000	5.00%, 01/01/2029	2,071,877
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO,
4,000,000	(AG) 5.00%, 02/01/2026	4,018,667
1,665,000	5.00%, 02/01/2034	1,673,317
	Metropolitan Pier & Exposition Auth, IL, Rev,
2,000,000	(AG) 0.00%, 06/15/2027(4)	1,898,480
3,895,000	0.00%, 12/15/2042(6)	2,964,720
2,980,000	4.00%, 12/15/2042	2,799,704
1,635,000	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO 5.00%, 12/01/2025	1,637,542
600,000	Regional Transportation Auth, IL, Rev 5.00%, 06/01/2035	604,517
	Rock Island County School Dist No. 41 Rock Island, IL, GO,
1,000,000	(AG) 5.00%, 01/01/2036	1,127,862
1,000,000	(AG) 5.00%, 01/01/2038	1,118,757
	Sales Tax Securitization Corp., IL, Rev
7,900,000	5.00%, 01/01/2026	7,926,249
2,210,000	5.00%, 01/01/2029	2,349,454
4,545,000	5.00%, 01/01/2030	4,910,328
2,775,000	5.00%, 01/01/2033	3,111,694
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	Illinois - 11.8% - (continued)
$ 2,000,000	5.00%, 01/01/2035	$2,296,670
3,400,000	5.00%, 01/01/2036	3,755,039
1,520,000	5.00%, 01/01/2037	1,614,561
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
835,000	(AG) 5.00%, 01/01/2035	945,290
535,000	(AG) 5.00%, 01/01/2036	599,255
20,000,000	State of Illinois Sales Tax, IL, Rev 5.00%, 06/15/2026	20,232,280
	State of Illinois, IL, GO
6,540,000	5.00%, 11/01/2026	6,671,978
1,250,000	5.00%, 02/01/2027	1,280,584
5,000,000	5.00%, 10/01/2027	5,191,860
2,715,000	5.00%, 11/01/2028	2,821,442
13,000,000	5.00%, 09/01/2040	14,010,733
1,000,000	5.00%, 05/01/2041	1,067,801
11,405,000	5.00%, 12/01/2042	11,977,091
625,000	5.25%, 05/01/2049	648,820
3,780,000	5.50%, 03/01/2042	4,076,891
		236,272,494
	Indiana - 1.1%
1,852,104	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	1,767,642
12,815,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	13,547,012
615,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA) 3.25%, 07/01/2049	610,346
	Indiana Municipal Power Agency, IN, Rev
870,000	5.00%, 01/01/2033	908,370
1,150,000	(AG) 5.00%, 01/01/2035	1,343,940
1,630,000	(AG) 5.00%, 01/01/2036	1,887,696
1,000,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2031	1,010,528
		21,075,534
	Iowa - 0.3%
	Iowa Finance Auth, IA, Rev,
650,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2044	674,857
600,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2049	618,906
	Iowa Student Loan Liquidity Corp., IA, Rev
1,160,000	5.00%, 12/01/2027	1,195,370
1,230,000	5.00%, 12/01/2030	1,302,258
1,670,000	5.00%, 12/01/2033	1,809,095
		5,600,486
	Kansas - 0.1%
1,390,000	Wyandotte County-Kansas City, Unified Government Utility System, KS, Rev 5.00%, 09/01/2028	1,392,399
	Kentucky - 1.1%
4,750,000	County of Trimble, KY, Rev 1.30%, 09/01/2044(1)	4,436,363
1,380,000	Kentucky Economic Dev Finance Auth, KY, Rev, (AG) 5.00%, 12/01/2047	1,369,087
	Kentucky Public Energy Auth, KY, Rev
3,750,000	5.25%, 04/01/2054(1)	4,134,810
3,250,000	5.25%, 06/01/2055(1)	3,473,830
	Kentucky State Property & Building Commission, KY, Rev
2,250,000	5.00%, 04/01/2027	2,320,265
1,500,000	5.00%, 04/01/2028	1,581,796
1,000,000	5.00%, 11/01/2037	1,136,703
The accompanying notes are an integral part of these financial statements.

54

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	Kentucky - 1.1% - (continued)
$ 1,475,000	5.00%, 11/01/2039	$1,647,096
1,500,000	5.00%, 11/01/2040	1,659,669
		21,759,619
	Louisiana - 1.7%
2,000,000	City of Shreveport Water & Sewer, LA, Rev, (AG) 5.00%, 12/01/2027	2,002,774
1,965,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	1,841,807
690,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	694,837
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
975,000	5.75%, 11/15/2030	975,336
1,155,000	6.00%, 11/15/2030	1,155,617
1,750,000	6.00%, 11/15/2035	1,750,551
	Louisiana Public Facs Auth, LA, Rev
1,440,000	5.00%, 05/15/2030	1,552,387
1,100,000	(AG) 5.00%, 08/01/2035	1,249,750
2,150,000	(AG) 5.00%, 08/01/2036	2,422,144
1,105,000	(AG) 5.00%, 07/01/2037	1,251,165
850,000	(AG) 5.00%, 07/01/2038	954,086
	New Orleans Aviation Board, LA, Rev
275,000	5.00%, 01/01/2032	308,349
300,000	5.00%, 01/01/2033	339,589
4,000,000	Parish of St. James, LA, Rev 3.70%, 08/01/2041(1)	4,038,994
	Parish of St. John the Baptist, LA, Rev
3,740,000	2.38%, 06/01/2037(1)	3,726,624
4,340,000	3.30%, 06/01/2037(1)	4,392,790
1,815,000	Regional Transit Auth Sales Tax, LA, Rev, (AG) 5.00%, 01/01/2026	1,821,078
2,880,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 3.49%, 05/01/2043, 6 mo. USD SOFR + 0.50%(1)	2,873,152
		33,351,030
	Maine - 0.0%
890,000	Maine State Housing Auth, ME, Rev 4.00%, 11/15/2050	894,251
	Maryland - 0.3%
360,000	County of Howard, MD, Tax Allocation 4.00%, 02/15/2028(2)	360,221
1,775,000	Maryland Health & Higher Educational Facs Auth, MD, Rev 5.00%, 07/01/2049	1,837,298
	Maryland Stadium Auth, MD, Rev
2,710,000	5.00%, 06/01/2040	2,984,877
1,250,000	5.00%, 06/01/2041	1,363,704
		6,546,100
	Massachusetts - 1.6%
	Massachusetts Dev Finance Agency, MA, Rev
3,760,000	3.82%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(1)(2)	3,761,112
635,000	4.00%, 10/01/2026(2)	634,232
1,720,000	5.00%, 07/01/2028	1,736,462
5,330,000	5.00%, 07/01/2029	5,547,577
3,350,000	5.00%, 07/01/2030	3,409,695
955,000	5.00%, 07/01/2031	982,849
855,000	5.00%, 07/01/2035	864,134
1,785,000	5.00%, 07/01/2055	1,829,740
1,500,000	5.25%, 06/01/2041	1,650,947
	Massachusetts Educational Financing Auth, MA, Rev
1,030,000	5.00%, 07/01/2026	1,040,808
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	Massachusetts - 1.6% - (continued)
$ 1,050,000	5.00%, 07/01/2027	$1,075,365
1,125,000	5.00%, 07/01/2030	1,189,097
1,250,000	5.00%, 07/01/2031	1,344,295
	Massachusetts Housing Finance Agency, MA, Rev,
610,000	(FHLMC), (FNMA), (GNMA) 3.40%, 06/01/2026	609,800
255,000	(FHLMC), (FNMA), (GNMA) 3.45%, 12/01/2026	255,369
6,000,000	Massachusetts School Building Auth, MA, Rev 5.00%, 02/15/2029	6,461,935
		32,393,417
	Michigan - 2.8%
	Clarkston Community Schools, MI, GO,
500,000	(Q-SBLF) 5.00%, 05/01/2040	550,176
1,500,000	(Q-SBLF) 5.00%, 05/01/2041	1,632,283
4,820,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2048	5,016,175
	Detroit Regional Convention Facility Auth, MI, Rev
1,070,000	5.00%, 10/01/2037	1,178,682
2,600,000	5.00%, 10/01/2039	2,831,861
4,000,000	Great Lakes Water Auth Sewage Disposal System, MI, Rev 5.00%, 07/01/2038	4,534,450
	Michigan Finance Auth, MI, Rev
915,000	5.00%, 11/01/2034	959,947
1,000,000	5.00%, 11/01/2035	1,047,321
1,000,000	5.00%, 11/01/2036	1,044,238
1,700,000	5.00%, 02/28/2037	1,876,807
1,000,000	(BAM) 5.00%, 11/01/2038	1,037,015
1,000,000	5.00%, 02/28/2039	1,081,464
	Michigan State Hospital Finance Auth, MI, Rev
1,505,000	4.00%, 11/15/2031	1,542,247
345,000	4.00%, 11/15/2032	355,441
	Michigan State Housing Dev Auth, MI, Rev
2,760,000	3.20%, 06/01/2031	2,764,640
3,220,000	3.30%, 12/01/2031	3,220,490
1,010,000	3.35%, 06/01/2032	1,012,304
540,000	3.45%, 12/01/2032	540,427
2,005,000	3.50%, 06/01/2033	2,012,388
965,000	4.25%, 12/01/2049	972,079
4,540,000	5.75%, 06/01/2054	4,846,621
1,555,000	6.25%, 06/01/2055	1,706,755
2,000,000	6.25%, 12/01/2055	2,220,086
	Michigan Strategic Fund, MI, Rev
2,600,000	3.35%, 10/01/2049(1)	2,593,403
2,620,000	3.88%, 06/01/2053(1)	2,576,655
4,100,000	Northern Michigan University, MI, Rev 5.50%, 06/01/2055	4,424,688
70,000	State of Michigan, MI, Rev 5.00%, 03/15/2027	72,152
1,500,000	Utica Community Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2037	1,691,125
965,000	Wayne County Airport Auth, MI, Rev 5.00%, 12/01/2030	966,758
		56,308,678
	Minnesota - 0.3%
1,180,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG) 4.00%, 02/01/2027	1,183,074
1,857,966	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	1,627,160
	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev
1,000,000	5.00%, 01/01/2035	1,087,179
The accompanying notes are an integral part of these financial statements.

55

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	Minnesota - 0.3% - (continued)
$ 1,000,000	5.00%, 01/01/2036	$1,080,203
1,000,000	5.00%, 01/01/2037	1,073,566
		6,051,182
	Mississippi - 0.3%
	State of Mississippi Gaming Tax, MS, Rev
2,450,000	5.00%, 10/15/2029	2,453,341
2,600,000	5.00%, 10/15/2037	2,693,508
		5,146,849
	Missouri - 0.3%
	City of St. Louis Airport, MO, Rev,
1,000,000	(AG) 5.00%, 07/01/2038	1,118,273
1,900,000	(AG) 5.00%, 07/01/2039	2,107,757
1,000,000	(AG) 5.00%, 07/01/2047	1,010,116
1,255,000	St. Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2026	1,266,407
1,000,000	Stone Canyon Community Improvement Dist, MO, Rev 5.75%, 04/01/2027(5)	210,000
		5,712,553
	Montana - 0.3%
	Montana Board of Housing, MT, Rev
35,000	3.50%, 12/01/2042	35,009
540,000	4.00%, 12/01/2043	540,380
	Montana Facility Finance Auth, MT, Rev
2,500,000	5.00%, 02/15/2028	2,560,367
2,730,000	5.00%, 02/15/2065(1)	2,934,979
		6,070,735
	Nebraska - 1.2%
	Central Plains Energy Project, NE, Rev
3,325,000	5.00%, 09/01/2028	3,446,291
1,530,000	5.00%, 09/01/2033	1,677,039
3,890,000	5.00%, 09/01/2042	4,152,936
5,115,000	5.00%, 05/01/2054(1)	5,483,738
3,235,000	5.00%, 08/01/2055(1)	3,494,080
2,000,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2049	2,063,608
	Omaha Airport Auth, NE, Rev,
1,300,000	(AG) 5.00%, 12/15/2034	1,476,817
2,165,000	(AG) 5.00%, 12/15/2035	2,435,623
		24,230,132
	Nevada - 0.5%
	City of Las Vegas Special Improvement Dist Nos. 808 & 810, NV, Special Assessment
225,000	5.00%, 06/01/2027	225,146
250,000	5.00%, 06/01/2028	250,169
435,000	5.00%, 06/01/2029	435,300
	City of North Las Vegas, NV, Special Assessment
425,000	4.50%, 06/01/2039	420,491
640,000	4.63%, 06/01/2043	613,689
865,000	4.63%, 06/01/2049	804,153
250,000	City of Reno, NV, Rev 5.00%, 06/01/2026	252,929
	Clark County School Dist, NV, GO
830,000	5.00%, 06/15/2026	831,895
1,000,000	5.00%, 06/15/2028	1,047,824
	Las Vegas Convention & Visitors Auth, NV, Rev
1,900,000	5.00%, 07/01/2029	1,925,602
2,995,000	5.00%, 07/01/2037	3,314,857
750,000	5.00%, 07/01/2043	767,018
		10,889,073
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	New Hampshire - 0.2%
$ 3,000,000	New Hampshire Business Finance Auth, NH, Rev 5.00%, 12/01/2035	$3,355,329
	New Jersey - 1.0%
	New Jersey Educational Facs Auth, NJ, Rev,
1,000,000	(AG) 5.00%, 07/01/2040	1,109,052
1,345,000	(AG) 5.00%, 07/01/2041	1,476,729
1,500,000	(AG) 5.00%, 07/01/2042	1,631,746
	New Jersey Higher Education Student Assistance Auth, NJ, Rev
1,420,000	5.00%, 12/01/2025	1,421,540
1,000,000	5.00%, 12/01/2026	1,015,698
	New Jersey Transportation Trust Fund Auth, NJ, Rev,
5,000,000	(AG) 0.00%, 12/15/2032(4)	4,026,219
1,355,000	5.00%, 06/15/2032	1,539,934
1,040,000	5.00%, 06/15/2034	1,207,073
1,500,000	5.00%, 06/15/2035	1,750,893
1,000,000	5.00%, 06/15/2036	1,163,492
2,870,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	3,017,718
		19,360,094
	New Mexico - 0.2%
1,295,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,207,405
2,855,000	New Mexico Mortgage Finance Auth, NM, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 09/01/2054	3,131,317
		4,338,722
	New York - 9.8%
1,000,000	Albany Capital Resource Corp., NY, Rev 5.00%, 05/01/2037	1,127,702
	City of New York, NY, GO
4,000,000	5.00%, 08/01/2026	4,069,931
2,500,000	5.00%, 09/01/2030	2,767,019
7,215,000	5.00%, 12/01/2032	7,366,173
2,515,000	5.00%, 02/01/2039	2,840,694
1,425,000	5.00%, 02/01/2040	1,585,458
5,000,000	Empire State Dev Corp., NY, Rev 4.00%, 03/15/2038	5,076,653
845,000	Metropolitan Transportation Auth Dedicated Tax Fund, NY, Rev 5.00%, 11/15/2036	860,489
	Metropolitan Transportation Auth, NY, Rev
370,000	0.00%, 11/15/2027(4)	347,751
1,000,000	5.00%, 11/15/2030	1,103,179
1,025,000	5.00%, 11/15/2032	1,125,933
1,250,000	5.00%, 11/15/2035	1,434,227
15,000,000	5.00%, 11/15/2041	16,198,014
9,005,000	5.00%, 11/15/2045(1)	9,697,072
1,025,000	5.00%, 11/15/2048	1,044,732
	New York City Health & Hospitals Corp., NY, Rev
1,410,000	5.00%, 02/15/2036	1,629,493
1,000,000	5.00%, 02/15/2037	1,144,128
1,000,000	New York City Housing Dev Corp., NY, Rev 4.38%, 12/15/2031	1,022,915
2,750,000	New York City Industrial Dev Agency, NY, Rev, (AG) 3.00%, 01/01/2039	2,484,316
4,565,000	New York City Municipal Water Finance Auth, NY, Rev 5.50%, 06/15/2039	5,416,586
The accompanying notes are an integral part of these financial statements.

56

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	New York - 9.8% - (continued)
$ 1,000,000	New York City Transitional Finance Auth Building Aid, NY, Rev, (ST AID WITHHLDG) 5.00%, 07/15/2026	$1,004,372
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
1,000,000	4.00%, 11/01/2036	1,022,548
2,000,000	5.00%, 05/01/2035	2,283,577
4,000,000	5.00%, 05/01/2036	4,529,472
2,800,000	5.00%, 05/01/2037	3,142,145
1,750,000	5.00%, 02/01/2038	1,966,411
2,430,000	5.00%, 11/01/2038	2,752,714
4,000,000	5.00%, 11/01/2039	4,491,046
2,060,000	5.00%, 05/01/2042	2,252,206
3,890,000	New York Energy Finance Dev Corp., NY, Rev 5.00%, 07/01/2056(1)	4,181,726
	New York Liberty Dev Corp., NY, Rev
2,370,000	0.95%, 11/15/2027	2,220,387
2,145,000	1.20%, 11/15/2028	1,970,563
2,035,000	2.75%, 02/15/2044	1,531,565
14,775,000	5.00%, 11/15/2044(2)	14,774,699
2,300,000	5.15%, 11/15/2034(2)	2,302,170
	New York State Dormitory Auth, NY, Rev
27,275,000	3.00%, 03/15/2041	23,427,109
2,500,000	5.00%, 03/15/2033	2,545,926
3,500,000	5.00%, 03/15/2034	4,094,026
1,750,000	5.00%, 03/15/2035	2,068,039
4,000,000	5.00%, 03/15/2036	4,186,738
1,195,000	(AG), (ST AID WITHHLDG) 5.00%, 10/01/2037	1,319,628
1,000,000	(AG), (ST AID WITHHLDG) 5.00%, 10/01/2039	1,089,329
1,200,000	5.25%, 07/01/2039	1,356,387
1,470,000	5.25%, 07/01/2041	1,624,413
2,250,000	5.25%, 07/01/2050	2,264,585
965,000	(AG) 5.50%, 07/01/2055	1,044,290
1,000,000	New York State Thruway Auth, NY, Rev 4.00%, 01/01/2037	1,000,351
	New York Transportation Dev Corp., NY, Rev,
1,230,000	(AG) 0.00%, 12/31/2054(6)	799,189
265,000	5.00%, 12/01/2025	265,298
2,195,000	5.50%, 06/30/2039	2,411,166
11,430,000	6.00%, 06/30/2055	12,204,749
	Port Auth of New York & New Jersey, NY, Rev
1,000,000	5.00%, 01/15/2036	1,096,658
1,500,000	5.00%, 12/01/2036	1,648,867
1,125,000	5.00%, 01/15/2037	1,225,667
1,460,000	5.00%, 12/01/2037	1,592,734
1,000,000	5.00%, 01/15/2038	1,082,052
1,000,000	5.00%, 12/01/2038	1,083,151
1,455,000	5.00%, 08/01/2039	1,546,179
1,880,000	5.25%, 08/01/2040	2,040,948
1,325,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2031(4)	1,101,084
2,000,000	TSASC, Inc., NY, Rev 5.00%, 06/01/2026	2,020,946
750,000	Westchester County Local Dev Corp., NY, Rev 5.00%, 07/01/2038	812,737
		195,720,312
	North Carolina - 1.3%
6,430,000	Cumberland County Industrial Facs & Pollution Control Financing Auth, NC, Rev 3.13%, 12/01/2027(1)(3)	6,423,653
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	North Carolina - 1.3% - (continued)
$ 2,510,000	Nash Health Care Systems, NC, Rev 5.00%, 02/01/2032	$2,783,274
	North Carolina Housing Finance Agency, NC, Rev,
690,000	(FHLMC), (FNMA), (GNMA) 3.60%, 01/01/2046	612,544
495,000	4.00%, 07/01/2047	495,534
1,275,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2055	1,377,205
4,895,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	5,509,335
	North Carolina Medical Care Commission, NC, Rev
245,000	4.00%, 01/01/2026	244,506
765,000	4.25%, 09/01/2028	765,092
565,000	5.00%, 01/01/2027	564,519
795,000	5.00%, 01/01/2028	794,950
275,000	5.00%, 01/01/2029	275,694
1,050,000	5.00%, 01/01/2039	1,005,276
3,670,000	5.00%, 01/01/2044	3,682,978
1,165,000	5.50%, 09/01/2054	1,159,774
		25,694,334
	North Dakota - 0.3%
	North Dakota Housing Finance Agency, ND, Rev
1,015,000	5.50%, 07/01/2031	1,138,989
5,000,000	6.00%, 01/01/2056	5,510,529
		6,649,518
	Ohio - 1.5%
	American Municipal Power, Inc., OH, Rev
1,000,000	4.00%, 02/15/2038	1,009,671
300,000	5.00%, 02/15/2026	301,753
8,085,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	6,775,547
	County of Allen Hospital Facs, OH, Rev
2,620,000	5.00%, 11/01/2040	2,891,067
1,520,000	5.00%, 11/01/2041	1,659,262
430,000	County of Hamilton Sales Tax, OH, Rev 5.00%, 12/01/2027	451,171
6,565,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(2)	6,732,010
5,605,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	5,690,539
	Ohio Housing Finance Agency, OH, Rev,
425,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2030	481,743
315,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2030	360,852
215,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2031	252,249
	Port of Greater Cincinnati Dev Auth, OH, Rev,
400,000	(AG) 5.25%, 12/01/2048	421,943
510,000	(AG) 5.25%, 12/01/2053	535,110
500,000	(AG) 5.25%, 12/01/2058	523,904
400,000	(AG) 5.25%, 12/01/2063	419,123
1,910,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	1,900,571
		30,406,515
	Oklahoma - 0.5%
	Canadian County Educational Facs Auth, OK, Rev
2,680,000	5.00%, 09/01/2032	3,016,030
The accompanying notes are an integral part of these financial statements.

57

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	Oklahoma - 0.5% - (continued)
$ 1,030,000	5.00%, 09/01/2033	$1,171,374
	Grand River Dam Auth, OK, Rev
1,040,000	5.00%, 06/01/2041	1,140,197
1,390,000	5.00%, 06/01/2042	1,511,870
	Oklahoma Turnpike Auth, OK, Rev
1,000,000	5.00%, 01/01/2040	1,123,300
1,000,000	5.00%, 01/01/2041	1,111,046
1,000,000	5.00%, 01/01/2042	1,109,885
		10,183,702
	Oregon - 1.5%
1,665,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (SCH BD GTY) 5.00%, 06/15/2038(6)	1,738,734
	Clackamas & Washington Counties School Dist No. 3, OR, GO,
2,500,000	(SCH BD GTY) 0.00%, 06/15/2036(4)	1,646,951
405,000	(SCH BD GTY) 0.00%, 06/15/2037(4)	253,182
500,000	(SCH BD GTY) 0.00%, 06/15/2039(4)	279,896
10,420,000	Columbia County School Dist No. 502, OR, GO, (SCH BD GTY) 0.00%, 06/15/2050(4)	2,806,180
625,000	Jackson County School Dist No. 4, OR, GO, (SCH BD GTY) 0.00%, 06/15/2034(4)	443,129
1,590,000	Lincoln County School Dist, OR, GO, (SCH BD GTY) 0.00%, 06/15/2036(6)	1,733,026
1,105,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(4)	677,546
850,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(4)	494,842
	Port of Portland Airport, OR, Rev
3,000,000	4.00%, 07/01/2035	3,056,335
3,650,000	5.00%, 07/01/2035	4,059,318
2,200,000	5.00%, 07/01/2036	2,428,229
2,000,000	5.00%, 07/01/2037	2,191,263
1,790,000	5.00%, 07/01/2038	1,947,568
910,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2038	922,880
1,715,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	1,718,887
	Umatilla County School Dist No. 8R Hermiston, OR, GO,
1,500,000	(SCH BD GTY) 0.00%, 06/15/2036(4)	1,023,802
1,600,000	(SCH BD GTY) 0.00%, 06/15/2037(4)	1,036,182
1,790,000	(SCH BD GTY) 0.00%, 06/15/2038(4)	1,097,612
		29,555,562
	Pennsylvania - 3.7%
840,000	Adams County General Auth, PA, Rev 3.60%, 06/01/2029	833,457
	Allegheny County Airport Auth, PA, Rev,
2,000,000	(AG) 5.00%, 01/01/2035	2,199,394
1,000,000	(AG) 5.25%, 01/01/2036	1,109,362
	City of Philadelphia Water & Wastewater, PA, Rev,
1,690,000	(AG) 5.00%, 09/01/2036	1,921,156
2,680,000	(AG) 5.00%, 09/01/2037	3,024,049
1,135,000	(AG) 5.00%, 09/01/2038	1,274,093
12,000,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	12,846,650
	Commonwealth Financing Auth, PA, Rev
3,000,000	5.00%, 06/01/2026	3,004,650
125,000	5.00%, 06/01/2028	131,663
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	Pennsylvania - 3.7% - (continued)
$ 1,070,000	5.00%, 06/01/2029	$1,127,275
145,000	5.00%, 06/01/2031	152,590
	Doylestown Hospital Auth, PA, Rev
545,000	5.00%, 07/01/2031(2)	579,308
2,015,000	5.38%, 07/01/2039(2)	2,211,104
2,410,000	Harrisburg School Dist, PA, GO, (AG), (ST AID WITHHLDG) 5.00%, 11/15/2026	2,465,688
	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev,
1,000,000	(AG) 4.00%, 07/01/2039	1,005,457
2,290,000	(AG) 5.00%, 07/01/2036	2,530,757
2,415,000	(AG) 5.00%, 07/01/2037	2,645,905
	Lancaster Industrial Dev Auth, PA, Rev
1,250,000	4.00%, 07/01/2051	1,022,568
1,750,000	4.00%, 07/01/2056	1,393,090
	Lancaster School Dist, PA, GO,
2,500,000	(BAM), (ST AID WITHHLDG) 5.00%, 06/01/2042	2,707,244
1,500,000	(BAM), (ST AID WITHHLDG) 5.00%, 06/01/2043	1,607,291
	Montgomery County Industrial Dev Auth, PA, Rev
1,760,000	5.00%, 12/01/2044	1,763,543
2,455,000	5.00%, 12/01/2046	2,321,815
	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev,
1,035,000	(AG) 5.00%, 01/01/2038	1,102,971
1,205,000	(AG) 5.00%, 01/01/2039	1,262,025
1,210,000	(AG) 5.00%, 01/01/2040	1,254,190
	Pennsylvania Higher Education Assistance Agency, PA, Rev
485,000	5.00%, 06/01/2029	508,749
500,000	5.00%, 06/01/2033	539,374
	Pennsylvania Higher Educational Facs Auth, PA, Rev,
2,500,000	(AG) 4.25%, 11/01/2051	2,309,581
920,000	5.00%, 05/01/2032	940,659
2,415,000	Pennsylvania Housing Finance Agency, PA, Rev 5.50%, 10/01/2053	2,551,713
	Pennsylvania Turnpike Commission, PA, Rev
500,000	5.00%, 12/01/2027	506,723
3,755,000	5.00%, 12/01/2042	3,841,530
1,885,000	5.25%, 12/01/2052	1,996,794
	School Dist of Philadelphia, PA, GO,
1,245,000	(ST AID WITHHLDG) 5.25%, 09/01/2036	1,412,692
2,255,000	(ST AID WITHHLDG) 5.25%, 09/01/2037	2,546,603
975,000	School Dist of the City of Erie, PA, GO, (AG), (ST AID WITHHLDG) 5.00%, 04/01/2029	1,038,416
1,500,000	Wilkes-Barre Area School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 04/15/2059	1,522,318
		73,212,447
	Puerto Rico - 2.3%
19,135,754	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	19,673,327
	Puerto Rico Sales Tax Financing Corp., PR, Rev
6,553,000	0.00%, 07/01/2027(4)	6,198,318
6,331,000	0.00%, 07/01/2029(4)	5,596,836
10,000,000	4.33%, 07/01/2040	9,694,947
4,750,000	5.00%, 07/01/2058	4,613,393
		45,776,821
The accompanying notes are an integral part of these financial statements.

58

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	Rhode Island - 1.7%
	Providence Public Building Auth, RI, Rev,
$ 1,100,000	(AG) 5.25%, 09/15/2040	$1,221,036
1,500,000	(AG) 5.25%, 09/15/2041	1,647,005
2,000,000	(AG) 5.25%, 09/15/2042	2,173,445
	Rhode Island Health & Educational Building Corp., RI, Rev,
2,700,000	(AG) 5.00%, 05/15/2027	2,704,023
2,000,000	(ST APPROP) 5.00%, 05/15/2036	2,236,173
1,200,000	(ST APPROP) 5.00%, 05/15/2038	1,322,262
2,335,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2038	2,609,266
4,165,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2039	4,624,415
1,800,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2040	1,980,960
2,490,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2041	2,712,325
1,210,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2042	1,305,236
1,400,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2040	1,549,992
1,650,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2041	1,809,520
345,000	(AG) 5.63%, 07/01/2065	358,212
	Rhode Island Student Loan Auth, RI, Rev
225,000	5.00%, 12/01/2027	232,134
1,000,000	5.00%, 12/01/2028	1,047,142
1,250,000	5.00%, 12/01/2030	1,326,998
1,200,000	5.00%, 12/01/2033	1,295,615
2,350,000	5.00%, 12/01/2034	2,534,996
		34,690,755
	South Carolina - 2.1%
2,690,000	County of Lancaster, SC, Special Assessment 0.00%, 11/01/2039(4)	826,822
3,615,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	3,931,749
	South Carolina Jobs-Economic Dev Auth, SC, Rev
2,360,000	4.00%, 12/01/2030	2,360,351
4,355,000	5.00%, 05/01/2029	4,572,195
2,000,000	5.00%, 11/01/2038	2,216,005
	South Carolina Ports Auth, SC, Rev
1,420,000	4.00%, 07/01/2034	1,420,360
1,240,000	5.00%, 07/01/2029	1,321,652
1,100,000	5.00%, 07/01/2030	1,171,639
3,190,000	5.00%, 07/01/2031	3,396,659
1,900,000	5.00%, 07/01/2032	1,988,983
1,000,000	5.00%, 07/01/2033	1,045,129
	South Carolina Public Service Auth, SC, Rev
3,500,000	4.00%, 12/01/2036	3,556,940
1,000,000	5.00%, 12/01/2026	1,022,870
	South Carolina State Housing Finance & Dev Auth, SC, Rev
4,430,000	5.75%, 01/01/2054	4,792,939
6,835,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	7,786,099
		41,410,392
	South Dakota - 1.8%
5,545,000	South Dakota Health & Educational Facs Auth, SD, Rev 5.00%, 11/01/2052(1)	5,945,689
	South Dakota Housing Dev Auth, SD, Rev
1,000,000	2.50%, 11/01/2042	788,300
3,025,000	3.00%, 11/01/2052	2,976,167
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	South Dakota - 1.8% - (continued)
$ 115,000	3.50%, 11/01/2046	$114,771
145,000	4.00%, 11/01/2047	145,106
5,755,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	6,096,276
5,690,000	(FHLMC), (FNMA), (GNMA) 6.00%, 11/01/2054	6,083,710
4,980,000	(FHLMC), (FNMA), (GNMA) 6.25%, 11/01/2055	5,572,953
7,665,000	(FHLMC), (FNMA), (GNMA) 6.25%, 05/01/2056	8,754,260
		36,477,232
	Tennessee - 0.3%
	Knox County Health Educational & Housing Facility Board, TN, Rev,
1,000,000	(BAM) 5.50%, 07/01/2054	1,057,110
1,000,000	(BAM) 5.50%, 07/01/2059	1,056,456
	Metropolitan Nashville Airport Auth, TN, Rev
1,000,000	5.50%, 07/01/2038	1,109,673
1,000,000	5.50%, 07/01/2039	1,102,659
315,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	318,964
	Tennessee Housing Dev Agency, TN, Rev
320,000	3.50%, 07/01/2045	319,485
190,000	3.50%, 01/01/2047	189,651
1,065,000	4.00%, 01/01/2049	1,067,740
		6,221,738
	Texas - 9.0%
	Allen Independent School Dist, TX, GO,
1,815,000	(PSF-GTD) 5.00%, 02/15/2035	2,092,278
1,935,000	(PSF-GTD) 5.00%, 02/15/2036	2,214,213
	Arlington Higher Education Finance Corp., TX, Rev,
1,080,000	(PSF-GTD) 5.00%, 02/15/2035	1,185,943
1,000,000	(PSF-GTD) 5.00%, 02/15/2038	1,075,722
2,505,000	(PSF-GTD) 5.00%, 08/15/2038	2,720,907
2,000,000	Board of Regents of the University of Texas System, TX, Rev 4.00%, 08/15/2049	1,892,715
1,050,000	Boerne Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2054(1)	1,077,937
	Brazos Higher Education Auth, Inc., TX, Rev
5,000,000	5.00%, 04/01/2032	5,402,519
3,700,000	5.00%, 04/01/2033	3,978,952
3,000,000	Canton Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	2,779,355
	Central Texas Regional Mobility Auth, TX, Rev
720,000	4.00%, 01/01/2037	736,207
1,000,000	5.00%, 01/01/2033	1,097,731
1,000,000	5.00%, 01/01/2036	1,082,944
1,000,000	5.00%, 01/01/2046	1,028,090
	Central Texas Turnpike System, TX, Rev
4,425,000	5.00%, 08/15/2037	4,954,893
4,640,000	5.00%, 08/15/2038	5,155,556
	City of Dallas Hotel Occupancy Tax, TX, Rev
2,015,000	4.00%, 08/15/2031	2,025,547
1,075,000	4.00%, 08/15/2033	1,079,700
1,250,000	4.00%, 08/15/2034	1,254,680
	City of Garland Electric Utility System, TX, Rev,
500,000	(AG) 5.00%, 03/01/2033	570,673
500,000	(AG) 5.00%, 03/01/2034	575,208
	City of Houston Hotel Occupancy Tax & Special, TX, Rev,
1,285,000	(AG), (AMBAC) 0.00%, 09/01/2030(4)	1,093,280
The accompanying notes are an integral part of these financial statements.

59

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	Texas - 9.0% - (continued)
$ 330,000	(AMBAC) 0.00%, 09/01/2033(4)	$246,732
	City of San Antonio Electric & Gas Systems, TX, Rev
3,685,000	1.75%, 02/01/2049(1)	3,679,624
5,020,000	3.08%, 02/01/2055(1)(3)	5,016,123
1,170,000	5.00%, 02/01/2039	1,308,730
2,000,000	Clear Creek Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2032	2,270,325
	Clifton Higher Education Finance Corp., TX, Rev,
1,000,000	(PSF-GTD) 4.00%, 08/15/2029	1,015,921
1,050,000	(PSF-GTD) 4.00%, 08/15/2030	1,056,077
500,000	(PSF-GTD) 4.00%, 08/15/2031	502,501
550,000	(PSF-GTD) 5.00%, 04/01/2031	605,791
595,000	(PSF-GTD) 5.00%, 04/01/2032	661,872
1,000,000	(PSF-GTD) 5.00%, 08/15/2037	1,091,401
1,000,000	(PSF-GTD) 5.00%, 08/15/2038	1,085,211
	Cypress-Fairbanks Independent School Dist, TX, GO,
2,150,000	(PSF-GTD) 5.00%, 02/15/2036	2,437,249
1,120,000	(PSF-GTD) 5.00%, 02/15/2037	1,260,582
1,000,000	Dallas Area Rapid Transit, TX, Rev 5.00%, 12/01/2030	1,001,696
10,000,000	Dallas Fort Worth International Airport, TX, Rev 5.00%, 11/01/2031	11,036,758
	East Montgomery County Improvement Dist Sales Tax, TX, Rev,
1,000,000	(AG) 5.00%, 08/15/2040	1,085,594
1,000,000	(AG) 5.00%, 08/15/2041	1,075,106
	El Paso County Hospital Dist, TX, GO,
3,500,000	(AG) 5.00%, 02/15/2032	3,907,366
3,155,000	(AG) 5.00%, 02/15/2033	3,562,386
9,000,000	Grand Parkway Transportation Corp., TX, Rev 5.00%, 10/01/2052(1)	9,359,964
2,160,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	2,235,515
	Harris County-Houston Sports Auth, TX, Rev,
3,350,000	(AG) 5.00%, 11/15/2028	3,548,165
3,485,000	(AG) 5.00%, 11/15/2029	3,758,742
1,755,000	(AG) 5.00%, 11/15/2030	1,920,369
	Hidalgo County Regional Mobility Auth, TX, Rev
500,000	5.00%, 12/01/2034	534,323
1,000,000	5.00%, 12/01/2035	1,060,750
1,000,000	5.00%, 12/01/2036	1,053,218
	Joshua Independent School Dist, TX, GO,
1,600,000	(PSF-GTD) 5.00%, 08/15/2036	1,809,281
500,000	(PSF-GTD) 5.00%, 08/15/2037	559,720
1,500,000	Kerrville Health Facs Dev Corp., TX, Rev 5.00%, 08/15/2035	1,503,609
1,115,000	Leander Independent School Dist, TX, GO, (PSF-GTD) 0.00%, 08/15/2030(4)	968,572
4,165,000	Lower Colorado River Auth, TX, Rev, (AG) 5.00%, 05/15/2044	4,420,578
500,000	Melissa Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2041	545,573
	New Hope Cultural Education Facs Finance Corp., TX, Rev
1,125,000	4.25%, 10/01/2030	1,128,521
3,375,000	5.00%, 11/01/2031	3,246,188
1,000,000	5.00%, 11/01/2046	803,904
	North East Texas Regional Mobility Auth, TX, Rev
500,000	5.00%, 01/01/2033	563,505
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	Texas - 9.0% - (continued)
$ 1,200,000	5.00%, 01/01/2034	$1,363,096
825,000	5.00%, 01/01/2035	941,376
1,200,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2035	1,204,005
2,465,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 3.45%, 08/01/2054(1)	2,481,252
	Northwest Independent School Dist, TX, GO,
1,750,000	(PSF-GTD) 5.00%, 02/15/2041	1,926,171
1,680,000	(PSF-GTD) 5.00%, 02/15/2042	1,830,797
1,300,000	(PSF-GTD) 5.00%, 02/15/2043	1,402,744
	Pasadena Independent School Dist, TX, GO,
1,000,000	(PSF-GTD) 5.00%, 02/15/2037	1,112,046
1,000,000	(PSF-GTD) 5.00%, 02/15/2038	1,102,501
	Port Arthur Independent School Dist, TX, GO,
805,000	(PSF-GTD) 5.00%, 02/15/2036	925,805
1,355,000	(PSF-GTD) 5.00%, 02/15/2037	1,545,586
1,860,000	(PSF-GTD) 5.00%, 02/15/2038	2,107,434
450,000	Richardson Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2037	503,057
1,075,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2034	1,204,491
1,000,000	Spring Branch Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2026	1,001,731
	State of Texas, TX, GO
1,500,000	4.00%, 08/01/2029	1,501,040
1,085,000	4.00%, 08/01/2030	1,085,725
	Texas Department of Housing & Community Affairs, TX, Rev,
1,500,000	(GNMA) 2.25%, 07/01/2041	1,141,804
7,270,000	(GNMA) 3.00%, 03/01/2050	5,655,941
	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev
3,670,000	5.00%, 12/15/2030	3,933,236
3,230,000	5.00%, 12/15/2032	3,526,811
8,600,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	9,465,718
1,755,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(4)	995,243
3,185,000	Tomball Independent School Dist, TX, GO, (PSF-GTD) 3.88%, 02/15/2036	3,283,723
		179,243,925
	Utah - 0.8%
490,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	495,007
	Downtown Revitalization Public Infrastructure Dist, UT, Rev,
1,000,000	(AG) 5.00%, 06/01/2040	1,115,829
1,000,000	(AG) 5.25%, 06/01/2041	1,126,300
1,000,000	Mida Cormont Public Infrastructure Dist, UT, GO 6.25%, 06/01/2055(2)	1,052,376
	Mida Mountain Village Public Infrastructure Dist, UT, Tax Allocation
500,000	5.13%, 06/15/2054(2)	497,067
1,375,000	5.50%, 06/15/2039(2)	1,407,200
1,500,000	6.00%, 06/15/2054(2)	1,543,928
	Utah Housing Corp., UT, Rev,
755,000	(FHA) 4.00%, 01/01/2045	755,057
4,225,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2053	4,532,780
2,820,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2054	3,114,281
		15,639,825
The accompanying notes are an integral part of these financial statements.

60

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	Vermont - 0.0%
	Vermont Housing Finance Agency, VT, Rev
$ 200,000	4.00%, 11/01/2046	$199,899
100,000	(FHLMC), (FNMA), (GNMA) 4.00%, 05/01/2048	100,000
		299,899
	Virginia - 1.8%
	Arlington County Industrial Dev Auth, VA, Rev
880,000	5.00%, 07/01/2030	961,673
5,295,000	5.00%, 07/01/2053(1)	5,741,884
1,875,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	1,901,076
	Virginia Beach Dev Auth, VA, Rev
2,845,000	5.38%, 09/01/2029	2,866,828
2,500,000	7.00%, 09/01/2053	2,750,409
2,000,000	Virginia Commonwealth University Health System Auth, VA, Rev 5.25%, 07/01/2049	2,158,135
	Virginia Small Business Financing Auth, VA, Rev
3,000,000	4.00%, 01/01/2035	3,030,925
1,250,000	4.00%, 07/01/2035	1,258,720
1,000,000	4.00%, 01/01/2036	1,002,078
1,100,000	4.00%, 01/01/2037	1,090,495
1,470,000	5.00%, 01/01/2027	1,495,213
3,490,000	5.00%, 07/01/2034	3,752,007
4,500,000	5.00%, 07/01/2035	4,806,436
2,000,000	5.00%, 12/31/2042	2,043,563
1,000,000	5.00%, 12/31/2047	1,003,536
		35,862,978
	Washington - 1.3%
2,060,000	Chelan County Public Utility Dist No. 1, WA, Rev, (NPFG) 0.00%, 06/01/2028(4)	1,904,111
615,000	King County Housing Auth, WA, Rev 5.38%, 07/01/2045	646,950
	Port of Seattle, WA, Rev
3,000,000	5.00%, 05/01/2033	3,067,967
4,400,000	5.25%, 07/01/2039	4,920,795
4,500,000	5.25%, 07/01/2041	4,932,683
	State of Washington, WA, GO
3,000,000	5.00%, 07/01/2030	3,333,370
3,000,000	5.00%, 07/01/2031	3,391,692
	Washington State Housing Finance Commission, WA, Rev,
1,895,000	(BAM) 5.00%, 07/01/2045(2)	1,929,410
1,400,000	5.00%, 01/01/2049(2)	1,300,687
		25,427,665
	West Virginia - 0.1%
1,210,000	West Virginia Economic Dev Auth, WV, Rev 4.63%, 04/15/2055(1)	1,229,316
	Wisconsin - 4.2%
	County of Milwaukee Airport, WI, Rev
1,295,000	5.00%, 12/01/2034	1,453,099
1,360,000	5.00%, 12/01/2037	1,490,509
	Public Finance Auth, WI, Rev
8,335,000	3.70%, 10/01/2046(1)	8,510,708
1,530,000	(AG) 4.00%, 07/01/2050	1,394,273
2,165,000	4.00%, 10/01/2051	1,827,128
825,000	5.00%, 12/15/2034(2)	854,273
2,940,000	(AG) 5.00%, 07/01/2035	3,047,491
1,050,000	(AG) 5.00%, 07/01/2036	1,085,022
2,875,000	5.00%, 10/01/2043(2)	2,855,695
2,340,000	5.00%, 10/01/2044	2,377,399
2,000,000	5.00%, 10/01/2048(2)	1,912,968
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.7% - (continued)
	Wisconsin - 4.2% - (continued)
$ 1,250,000	5.00%, 12/15/2054(2)		$1,141,643
750,000	5.25%, 06/15/2050		772,439
1,000,000	5.25%, 06/15/2055		1,026,017
1,060,000	5.25%, 11/15/2055		1,074,266
1,770,000	5.25%, 11/15/2061		1,786,156
20,000,000	5.50%, 06/01/2055		21,105,206
5,360,000	6.50%, 06/30/2060		5,908,236
	University of Wisconsin Hospitals & Clinics, WI, Rev
1,595,000	4.00%, 04/01/2039		1,606,959
2,000,000	5.00%, 04/01/2049		2,066,548
2,200,000	Wisconsin Center Dist, WI, Rev, (AG) 0.00%, 12/15/2031(4)		1,812,170
	Wisconsin Health & Educational Facs Auth, WI, Rev
1,700,000	5.00%, 12/01/2028		1,704,932
4,000,000	5.00%, 08/15/2030		4,370,986
7,275,000	5.00%, 11/01/2039		7,303,125
1,000,000	5.00%, 11/01/2054		889,328
1,000,000	5.75%, 08/15/2054		1,029,041
	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev,
825,000	(FHLMC), (FNMA), (GNMA) 5.50%, 03/01/2031		925,267
3,045,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2055		3,299,028
			84,629,912
	Wyoming - 0.0%
	Wyoming Community Dev Auth, WY, Rev
180,000	4.00%, 12/01/2046		180,174
685,000	6.00%, 12/01/2054		742,856
			923,030
	Total Municipal Bonds (cost $1,903,653,283)		$1,910,425,939
U.S. GOVERNMENT AGENCIES - 0.1%
	Mortgage-Backed Agencies - 0.1%
	Federal Home Loan Mortgage Corp. - 0.1%
2,759,752	3.15%, 10/15/2036		$2,467,624
	Total U.S. Government Agencies (cost $2,803,346)		$2,467,624
	Total Long-Term Investments (cost $1,906,456,629)		$1,912,893,563
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 1.1%
22,152,207	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $22,159,868; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $22,595,380		$22,152,207
	Total Short-Term Investments (cost $22,152,207)		$22,152,207
	Total Investments (cost $1,928,608,836)	96.9%	$1,935,045,770
	Other Assets and Liabilities	3.1%	62,497,278
	Net Assets	100.0%	$1,997,543,048
The accompanying notes are an integral part of these financial statements.

61

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2025

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$65,691,574, representing 3.3% of net assets.

(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $45,247,620 at October 31, 2025.
(4)	Security is a zero-coupon bond.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$1,910,425,939	$—	$1,910,425,939	$—
U.S. Government Agencies	2,467,624	—	2,467,624	—
Short-Term Investments	22,152,207	—	22,152,207	—
Total	$1,935,045,770	$—	$1,935,045,770	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

62

Hartford Municipal Short Duration Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.6%
	Alabama - 8.1%
$ 400,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 4.10%, 10/01/2032	$413,448
	Black Belt Energy Gas Dist, AL, Rev
100,000	5.00%, 06/01/2027	102,585
400,000	5.25%, 12/01/2027	413,875
300,000	5.25%, 12/01/2028	315,797
380,000	County of Jefferson Sewer, AL, Rev 5.00%, 10/01/2028	401,989
500,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	520,288
500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 04/01/2028	521,155
	Southeast Energy Auth A Cooperative Dist, AL, Rev
100,000	5.00%, 09/01/2030	106,991
275,000	5.25%, 03/01/2055(1)	296,182
		3,092,310
	Arizona - 0.2%
90,000	Tempe Industrial Dev Auth, AZ, Rev 3.50%, 12/01/2030	89,540
	California - 3.8%
130,000	Bay Area Toll Auth, CA, Rev 3.52%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(1)	127,541
	California Community Choice Financing Auth, CA, Rev
100,000	5.00%, 08/01/2031	109,663
95,000	5.00%, 12/01/2053(1)	101,250
350,000	California Health Facs Financing Auth, CA, Rev 5.00%, 12/01/2031	385,648
	City of Fontana, CA, Special Tax
125,000	4.00%, 09/01/2026	125,516
120,000	4.00%, 09/01/2027	121,305
100,000	San Diego County Regional Airport Auth, CA, Rev 5.00%, 07/01/2031	111,236
350,000	Southern California Public Power Auth, CA, Rev 5.00%, 09/01/2030	371,961
		1,454,120
	Colorado - 1.5%
100,000	Baseline Metropolitan Dist No. 1, CO, GO, (AG) 5.00%, 12/01/2026	102,146
	Colorado Health Facs Auth, CO, Rev
200,000	5.00%, 11/01/2028	211,281
250,000	5.00%, 09/01/2029	268,004
		581,431
	Connecticut - 2.0%
500,000	City of New Haven, CT, GO, (AG) 5.00%, 08/01/2030	548,903
45,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 05/15/2047	45,122
180,000	Connecticut State Health & Educational Facs Auth, CT, Rev 2.80%, 07/01/2048(1)	179,756
		773,781
	District of Columbia - 1.4%
500,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2029	537,391
	Florida - 2.4%
30,000	Alachua County Health Facs Auth, FL, Rev 3.75%, 10/01/2030	30,049
100,000	Florida Local Government Finance Commission, FL, Rev 4.20%, 11/15/2030(2)	100,466
15,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	15,077
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.6% - (continued)
	Florida - 2.4% - (continued)
$ 75,000	Village Community Dev Dist No. 13, FL, Special Assessment 1.80%, 05/01/2026	$74,370
	Village Community Dev Dist No. 15, FL, Special Assessment
300,000	3.75%, 05/01/2029(2)	301,288
100,000	4.25%, 05/01/2028(2)	101,083
300,000	Village Community Dev Dist No. 16, FL, Special Assessment 3.55%, 05/01/2030(3)	300,122
		922,455
	Georgia - 3.6%
	Main Street Natural Gas, Inc., GA, Rev
855,000	4.00%, 03/01/2050(1)	862,361
200,000	5.00%, 03/01/2026	200,974
185,000	5.00%, 12/01/2054(1)	201,249
100,000	Municipal Electric Auth of Georgia, GA, Rev, (AG) 5.00%, 07/01/2029	107,927
		1,372,511
	Guam - 0.1%
50,000	Government of Guam Business Privilege Tax Refunding Bonds, GU, Rev 5.00%, 01/01/2028	51,765
	Idaho - 0.3%
100,000	Idaho Health Facs Auth, ID, Rev 5.00%, 03/01/2027	102,889
	Illinois - 12.8%
	Chicago Board of Education, IL, GO
300,000	5.25%, 12/01/2031(3)	313,986
75,000	(NPFG) 5.50%, 12/01/2026	75,881
500,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.00%, 01/01/2029	528,216
300,000	Chicago O'Hare International Airport, IL, Rev 5.00%, 01/01/2028	310,723
300,000	Chicago Park Dist, IL, GO 5.00%, 01/01/2026	300,933
	Illinois Housing Dev Auth, IL, Rev,
290,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	302,864
80,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	85,236
90,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AG) 5.00%, 12/01/2026	91,977
205,000	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AG) 5.00%, 02/01/2027	210,248
155,000	Sales Tax Securitization Corp., IL, Rev 5.00%, 01/01/2027	159,005
265,000	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO, (AG) 5.00%, 01/01/2028	276,592
400,000	State of Illinois Sales Tax, IL, Rev 5.00%, 06/15/2027	404,103
	State of Illinois, IL, GO
300,000	5.00%, 11/01/2025	300,000
250,000	5.00%, 03/01/2026	251,605
740,000	5.00%, 11/01/2028	769,012
500,000	5.25%, 09/01/2029	542,689
		4,923,070
	Indiana - 1.3%
500,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2027	510,439
	Louisiana - 2.4%
	Louisiana Public Facs Auth, LA, Rev,
300,000	(AG) 5.00%, 08/01/2029	325,098
115,000	5.00%, 05/15/2030	123,975
200,000	New Orleans Aviation Board, LA, Rev 5.00%, 01/01/2028	209,538
The accompanying notes are an integral part of these financial statements.

63

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.6% - (continued)
	Louisiana - 2.4% - (continued)
$ 145,000	Parish of St. James, LA, Rev 3.70%, 08/01/2041(1)	$146,414
100,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 3.49%, 05/01/2043, 6 mo. USD SOFR + 0.50%(1)	99,762
		904,787
	Massachusetts - 2.6%
	Massachusetts Dev Finance Agency, MA, Rev
100,000	3.82%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(1)(2)	100,030
90,000	5.00%, 01/01/2026	90,187
260,000	5.00%, 06/01/2032	291,604
500,000	Massachusetts School Building Auth, MA, Rev 5.00%, 02/15/2027	515,041
		996,862
	Michigan - 2.1%
235,000	Delton Kellogg Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2026	237,458
200,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2030	219,166
50,000	Michigan Strategic Fund, MI, Rev 3.35%, 10/01/2049(1)	49,873
	Northern Michigan University, MI, Rev
150,000	5.00%, 06/01/2031	166,058
110,000	5.00%, 06/01/2032	123,455
		796,010
	Minnesota - 2.2%
350,000	Duluth Independent School Dist No. 709, MN, GO, (SD CRED PROG) 0.00%, 02/01/2031(3)(4)	298,388
500,000	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev 5.00%, 01/01/2030	537,449
		835,837
	Mississippi - 2.7%
	State of Mississippi Gaming Tax, MS, Rev
280,000	5.00%, 10/15/2026	281,812
250,000	5.00%, 10/15/2029	264,336
500,000	5.00%, 10/15/2030	500,643
		1,046,791
	Montana - 0.2%
55,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2065(1)	59,130
	Nebraska - 0.9%
45,000	Nebraska Investment Finance Auth, NE, Rev 4.00%, 09/01/2048	45,179
300,000	Nebraska Public Power Dist, NE, Rev 5.00%, 01/01/2026	301,056
		346,235
	New Hampshire - 0.6%
200,000	New Hampshire Business Finance Auth, NH, Rev 5.00%, 06/01/2031	219,016
	New Jersey - 2.2%
	New Jersey Economic Dev Auth, NJ, Rev
55,000	5.00%, 03/01/2028	57,815
100,000	5.00%, 11/01/2028	106,580
415,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 0.00%, 12/15/2026(4)	401,676
270,000	New Jersey Turnpike Auth, NJ, Rev, (AG) 5.25%, 01/01/2026(5)	271,062
		837,133
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.6% - (continued)
	New Mexico - 0.7%
	New Mexico Mortgage Finance Auth, NM, Rev,
$ 205,000	(FHLMC), (FNMA), (GNMA) 3.75%, 01/01/2050	$204,963
45,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	45,098
		250,061
	New York - 5.9%
	Metropolitan Transportation Auth, NY, Rev
150,000	5.00%, 11/15/2027	153,204
330,000	5.00%, 11/15/2030	337,210
180,000	New York Liberty Dev Corp., NY, Rev 0.95%, 11/15/2027	168,637
500,000	New York State Dormitory Auth, NY, Rev 5.00%, 03/15/2030	551,901
	New York Transportation Dev Corp., NY, Rev
310,000	5.00%, 12/01/2025	310,417
200,000	5.00%, 12/01/2026	203,544
500,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2028	537,161
		2,262,074
	North Carolina - 0.4%
120,000	North Carolina Housing Finance Agency, NC, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	135,060
35,000	North Carolina Medical Care Commission, NC, Rev 4.25%, 10/01/2028	35,014
		170,074
	North Dakota - 0.7%
	North Dakota Housing Finance Agency, ND, Rev
25,000	3.50%, 07/01/2046	24,935
250,000	3.75%, 07/01/2050	249,877
		274,812
	Ohio - 2.6%
300,000	American Municipal Power, Inc., OH, Rev 5.00%, 02/15/2030	328,170
425,000	County of Allen Hospital Facs, OH, Rev 5.00%, 10/01/2051(1)	469,188
145,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	147,213
70,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	69,654
		1,014,225
	Oregon - 0.3%
100,000	Lincoln County School Dist, OR, GO, (SCH BD GTY) 6.03%, 06/15/2027(5)	100,119
25,000	State of Oregon Housing & Community Services Department, OR, Rev 3.50%, 07/01/2048	24,948
		125,067
	Pennsylvania - 5.1%
110,000	Doylestown Hospital Auth, PA, Rev 5.00%, 07/01/2031(2)	116,925
400,000	General Auth of Southcentral Pennsylvania, PA, Rev 5.00%, 06/01/2029	429,735
375,000	Lancaster School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 06/01/2030	411,165
200,000	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev, (AG) 5.00%, 01/01/2029	212,614
140,000	Pennsylvania Housing Finance Agency, PA, Rev 3.00%, 10/01/2051	138,521
600,000	School Dist of Philadelphia, PA, GO, (ST AID WITHHLDG) 5.00%, 09/01/2029	647,609
		1,956,569
The accompanying notes are an integral part of these financial statements.

64

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.6% - (continued)
	Puerto Rico - 2.5%
$ 500,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	$514,046
	Puerto Rico Sales Tax Financing Corp., PR, Rev
250,000	0.00%, 07/01/2027(4)	236,469
244,000	0.00%, 07/01/2029(4)	215,705
		966,220
	Rhode Island - 4.2%
400,000	Providence Public Building Auth, RI, Rev, (AG) 5.00%, 09/15/2031	444,207
	Rhode Island Health & Educational Building Corp., RI, Rev,
300,000	(AG), (ST AID WITHHLDG) 5.00%, 05/15/2029	323,045
345,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2030	380,153
100,000	(AG) 5.00%, 07/01/2030	108,042
350,000	Rhode Island Student Loan Auth, RI, Rev 5.00%, 12/01/2027	361,098
		1,616,545
	South Carolina - 1.0%
45,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 4.00%, 12/01/2030(3)	45,007
65,000	South Carolina Public Service Auth, SC, Rev 5.00%, 12/01/2025	65,098
235,000	South Carolina State Housing Finance & Dev Auth, SC, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	266,982
		377,087
	South Dakota - 1.5%
	South Dakota Housing Dev Auth, SD, Rev,
50,000	(FHLMC), (FNMA), (GNMA) 4.00%, 05/01/2039	49,989
75,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	79,448
400,000	(FHLMC), (FNMA), (GNMA) 6.25%, 11/01/2056	445,179
		574,616
	Tennessee - 0.6%
100,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2026	101,215
	Tennessee Housing Dev Agency, TN, Rev
60,000	1.25%, 01/01/2026	59,702
25,000	3.50%, 07/01/2045	24,960
25,000	3.50%, 01/01/2048	24,944
		210,821
	Texas - 11.3%
870,000	Central Texas Turnpike System, TX, Rev, (AMBAC) 0.00%, 08/15/2026(4)	849,276
250,000	City of Austin Airport System, TX, Rev 5.00%, 11/15/2025	250,154
350,000	City of Dallas Hotel Occupancy Tax, TX, Rev 4.00%, 08/15/2027	352,641
30,000	City of Houston Hotel Occupancy Tax & Special, TX, Rev 4.00%, 09/01/2026	30,305
	City of San Antonio Electric & Gas Systems, TX, Rev
95,000	1.75%, 02/01/2049(1)	94,861
135,000	3.08%, 02/01/2055(1)(3)	134,896
150,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2030	163,681
200,000	County of Fort Bend Toll Road, TX, Rev, (AG) 5.00%, 03/01/2032	226,065
400,000	East Montgomery County Improvement Dist Sales Tax, TX, Rev, (AG) 5.00%, 08/15/2029	431,699
400,000	El Paso County Hospital Dist, TX, GO, (AG) 5.00%, 02/15/2030	433,143
50,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD) 3.80%, 08/01/2055(1)	51,029
100,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2028	104,512
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 98.6% - (continued)
	Texas - 11.3% - (continued)
$ 35,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 4.25%, 10/01/2030		$35,110
500,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2027		512,348
300,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)		292,604
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2027		361,608
			4,323,932
	Utah - 0.7%
130,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033		131,328
135,000	Downtown Revitalization Public Infrastructure Dist, UT, Rev, (AG) 5.00%, 06/01/2032		152,158
			283,486
	Virginia - 0.2%
70,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029		70,537
	Washington - 2.5%
	King County Housing Auth, WA, Rev
100,000	5.00%, 01/01/2030		106,303
100,000	5.00%, 07/01/2030		107,141
100,000	5.00%, 07/01/2031		108,002
500,000	Port of Seattle, WA, Rev 5.00%, 08/01/2028		526,907
100,000	Washington State Housing Finance Commission, WA, Rev, (BAM) 5.00%, 07/01/2031(2)		108,436
			956,789
	Wisconsin - 4.8%
	Public Finance Auth, WI, Rev
500,000	3.30%, 10/01/2046(1)		500,298
225,000	(AG) 4.00%, 07/01/2026		225,995
70,000	4.00%, 10/01/2027		70,498
235,000	5.00%, 11/15/2030		252,947
500,000	Wisconsin Center Dist, WI, Rev, (AG) 0.00%, 12/15/2031(4)		411,857
	Wisconsin Health & Educational Facs Auth, WI, Rev
180,000	3.40%, 08/15/2054, SIFMA Municipal Swap Index + 0.18%(1)		179,009
200,000	5.00%, 11/01/2025		200,000
			1,840,604
	Wyoming - 0.2%
70,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054		75,912
	Total Municipal Bonds (cost $37,604,084)		$37,802,934
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
232,390	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $232,470; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $237,074		$232,390
	Total Short-Term Investments (cost $232,390)		$232,390
	Total Investments (cost $37,836,474)	99.2%	$38,035,324
	Other Assets and Liabilities	0.8%	303,477
	Net Assets	100.0%	$38,338,801
The accompanying notes are an integral part of these financial statements.

65

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
October 31, 2025

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$828,228, representing 2.2% of net assets.

(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,092,442 at October 31, 2025.
(4)	Security is a zero-coupon bond.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$37,802,934	$—	$37,802,934	$—
Short-Term Investments	232,390	—	232,390	—
Total	$38,035,324	$—	$38,035,324	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

66

Hartford Schroders Core Fixed Income Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%
	Other Asset-Backed Securities - 0.1%
$ 92,165	Dewolf Park CLO Ltd. 5.09%, 10/15/2030, 3 mo. USD Term SOFR + 1.18%(1)(2)	$92,177
	Whole Loan Collateral CMO - 0.1%
17,048	Towd Point Mortgage Trust 2.75%, 06/25/2057(1)(2)	16,695
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $109,308)	$108,872
CORPORATE BONDS - 28.4%
	Aerospace & Defense - 0.1%
92,000	Boeing Co. 6.53%, 05/01/2034	$101,795
	Agriculture - 0.2%
172,000	BAT Capital Corp. 4.63%, 03/22/2033	169,924
	Apparel - 0.1%
101,000	Gildan Activewear, Inc. 5.40%, 10/07/2035(1)	100,592
	Auto Manufacturers - 2.2%
	General Motors Financial Co., Inc.
361,000	1.50%, 06/10/2026	355,096
169,000	5.60%, 06/18/2031	175,766
102,000	5.63%, 04/04/2032	106,020
112,000	5.75%, 02/08/2031	117,390
542,000	Hyundai Capital America 1.50%, 06/15/2026(1)	532,784
400,000	Stellantis Finance U.S., Inc. 6.45%, 03/18/2035(1)	415,217
		1,702,273
	Beverages - 1.3%
620,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	625,419
163,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	169,607
249,000	Constellation Brands, Inc. 4.95%, 11/01/2035	245,116
		1,040,142
	Commercial Banks - 9.3%
320,000	AIB Group PLC 6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(2)	339,543
	Bank of America Corp.
236,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(2)	212,241
367,000	3.25%, 10/21/2027	362,147
284,000	3.85%, 03/08/2037, (3.85% fixed rate until 03/08/2032; 5 yr. USD CMT + 2.00% thereafter)(2)	266,449
227,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(2)	227,331
1,098,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(2)	1,125,691
	Barclays PLC
200,000	5.37%, 02/25/2031, (5.37% fixed rate until 02/25/2030; 6 mo. USD SOFR + 1.23% thereafter)(2)(3)	206,287
302,000	6.50%, 09/13/2027, (6.50% fixed rate until 09/13/2026; 6 mo. USD SOFR + 1.88% thereafter)(2)	307,555
	Citigroup, Inc.
333,000	3.20%, 10/21/2026	330,409
222,000	5.41%, 09/19/2039, (5.41% fixed rate until 09/19/2034; 5 yr. USD CMT + 1.73% thereafter)(2)	223,241
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.4% - (continued)
	Commercial Banks - 9.3% - (continued)
$ 191,000	5.83%, 02/13/2035, (5.83% fixed rate until 02/13/2034; 6 mo. USD SOFR + 2.06% thereafter)(2)	$198,492
494,000	6.02%, 01/24/2036, (6.02% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.83% thereafter)(2)	516,818
360,000	Credit Agricole SA 5.22%, 05/27/2031, (5.22% fixed rate until 05/27/2030; 6 mo. USD SOFR + 1.46% thereafter)(1)(2)	369,149
123,000	JP Morgan Chase & Co. 5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	127,534
	Lloyds Banking Group PLC
544,000	1.63%, 05/11/2027, (1.63% fixed rate until 05/11/2026; 1 yr. USD CMT + 0.85% thereafter)(2)	536,470
291,000	6.07%, 06/13/2036, (6.07% fixed rate until 06/13/2035; 1 yr. USD CMT + 1.60% thereafter)(2)	304,941
390,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(2)	380,964
390,000	National Securities Clearing Corp. 5.00%, 05/30/2028(1)	399,661
	NatWest Group PLC
301,000	1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 1 yr. USD CMT + 0.90% thereafter)(2)	296,220
282,000	7.47%, 11/10/2026, (7.47% fixed rate until 11/10/2025; 1 yr. USD CMT + 2.85% thereafter)(2)	282,160
265,000	Santander U.K. Group Holdings PLC 5.14%, 09/22/2036, (5.14% fixed rate until 09/22/2035; 6 mo. USD SOFR + 1.58% thereafter)(2)	262,613
		7,275,916
	Diversified Financial Services - 0.6%
161,000	Aircastle Ltd./Aircastle Ireland DAC 5.75%, 10/01/2031(1)	167,546
200,000	Avolon Holdings Funding Ltd. 5.75%, 11/15/2029(1)	207,366
92,291	MMH Master LLC 6.38%, 02/01/2034(1)	96,277
		471,189
	Electric - 2.1%
426,000	Enel Finance International NV 5.00%, 09/30/2035(1)	421,569
200,000	NYSEG Storm Funding LLC 5.16%, 05/01/2035	203,911
514,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	452,583
555,968	Swepco Storm Recovery Funding LLC 4.88%, 09/01/2041	564,354
		1,642,417
	Entertainment - 0.8%
400,000	Flutter Treasury DAC 5.88%, 06/04/2031(1)	405,000
224,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029	217,513
		622,513
	Food - 0.5%
399,000	Flowers Foods, Inc. 6.20%, 03/15/2055	390,274
	Healthcare - Services - 0.4%
183,000	Adventist Health System 5.76%, 12/01/2034	189,335
135,000	Orlando Health Obligated Group 5.48%, 10/01/2035(3)	141,872
		331,207
The accompanying notes are an integral part of these financial statements.

67

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.4% - (continued)
	Household Products - 0.5%
$ 392,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.60%, 01/15/2031(1)	$393,319
	Insurance - 2.9%
2,000	Aflac, Inc. 6.45%, 08/15/2040	2,206
524,000	Belrose Funding Trust II 6.79%, 05/15/2055(1)	558,213
	Equitable Financial Life Global Funding
258,000	1.40%, 08/27/2027(1)	246,014
400,000	5.00%, 03/27/2030(1)	408,913
207,000	Lincoln Financial Global Funding 5.30%, 01/13/2030(1)	214,155
340,000	Mutual of Omaha Cos Global Funding 5.00%, 04/01/2030(1)	346,851
464,000	Peachtree Corners Funding Trust II 6.01%, 05/15/2035(1)	487,651
		2,264,003
	Internet - 0.6%
310,000	Meta Platforms, Inc. 5.50%, 11/15/2045	307,319
195,000	Uber Technologies, Inc. 4.80%, 09/15/2035	193,525
		500,844
	IT Services - 0.4%
282,000	Dell International LLC/EMC Corp. 4.75%, 10/06/2032	281,196
	Media - 0.3%
	Charter Communications Operating LLC/Charter Communications Operating Capital
88,000	5.85%, 12/01/2035(3)	87,762
91,000	6.70%, 12/01/2055(3)	89,735
45,000	Discovery Communications LLC 3.63%, 05/15/2030	41,648
		219,145
	Oil & Gas - 1.7%
131,000	APA Corp. 6.10%, 02/15/2035	133,398
134,000	Coterra Energy, Inc. 5.40%, 02/15/2035	134,968
135,000	Expand Energy Corp. 5.70%, 01/15/2035	138,969
212,000	Harbour Energy PLC 6.33%, 04/01/2035(1)	217,176
	HF Sinclair Corp.
327,000	5.50%, 09/01/2032	332,521
343,000	5.75%, 01/15/2031	355,275
		1,312,307
	Pharmaceuticals - 0.4%
344,000	EMD Finance LLC 5.00%, 10/15/2035(1)	345,037
	Pipelines - 1.2%
	Enbridge, Inc.
260,000	5.30%, 04/05/2029	268,321
278,000	5.55%, 06/20/2035	287,341
346,000	Energy Transfer LP 5.60%, 09/01/2034	355,887
		911,549
	Real Estate Investment Trusts - 1.4%
	Cousins Properties LP
333,000	5.25%, 07/15/2030	340,258
55,000	5.38%, 02/15/2032	56,203
687,000	Omega Healthcare Investors, Inc. 5.20%, 07/01/2030	697,099
		1,093,560
	Semiconductors - 1.1%
542,000	Broadcom, Inc. 4.90%, 07/15/2032	554,088
322,000	Foundry JV Holdco LLC 5.88%, 01/25/2034(1)	332,462
		886,550
	Software - 0.2%
186,000	Oracle Corp. 5.88%, 09/26/2045	179,089
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.4% - (continued)
	Transportation - 0.1%
$ 82,000	Ryder System, Inc. 4.30%, 12/01/2030	$81,549
	Total Corporate Bonds (cost $21,796,606)	$22,316,390
FOREIGN GOVERNMENT OBLIGATIONS - 2.2%
	Mexico - 2.2%
559,000	Eagle Funding Luxco SARL 5.50%, 08/17/2030(1)	$567,888
	Mexico Government International Bonds
200,000	5.38%, 03/22/2033	199,840
416,000	6.63%, 01/29/2038	439,296
237,000	6.88%, 05/13/2037	256,730
238,000	7.38%, 05/13/2055	266,999
	Total Foreign Government Obligations (cost $1,649,146)	$1,730,753
MUNICIPAL BONDS - 14.8%
	General - 3.0%
235,000	New York State Dormitory Auth, NY, Rev 5.00%, 03/15/2051	$245,677
2,045,000	New York State Thruway Auth, NY, Rev 5.00%, 03/15/2053	2,145,223
		2,390,900
	General Obligation - 0.1%
90,000	City of New York, NY, GO 5.00%, 08/01/2053	94,083
	Power - 0.1%
85,000	Los Angeles Department of Water & Power, CA, Rev, (BAM) 5.00%, 07/01/2053	89,113
	School District - 2.9%
70,000	Comal Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2050	73,881
	Crowley Independent School Dist, TX, GO,
105,000	(PSF-GTD) 5.25%, 02/01/2050	112,893
275,000	(PSF-GTD) 5.25%, 02/01/2056	294,593
140,000	Eagle Mountain & Saginaw Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2055	146,990
	Hays Consolidated Independent School Dist, TX, GO,
265,000	(PSF-GTD) 5.25%, 02/15/2050	284,779
350,000	(PSF-GTD) 5.25%, 02/15/2055	374,470
90,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2055	94,263
	Princeton Independent School Dist, TX, GO,
30,000	(PSF-GTD) 5.00%, 02/15/2050	31,622
25,000	(PSF-GTD) 5.25%, 02/15/2055	26,906
610,000	Spring Independent School Dist, TX, GO, (PSF-GTD) 5.25%, 08/15/2055	653,997
	Terrell Independent School Dist, TX, GO,
45,000	(PSF-GTD) 5.25%, 08/01/2050	48,494
85,000	(PSF-GTD) 5.25%, 08/01/2055	91,251
		2,234,139
	Single Family Housing - 5.7%
100,000	Florida Housing Finance Corp., FL, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2055	105,411
	Illinois Housing Dev Auth, IL, Rev,
465,000	(FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2054	486,254
1,045,000	(FHLMC), (FNMA), (GNMA) 6.25, 10/01/2054	1,104,076
	Indiana Housing & Community Dev Auth, IN, Rev,
100,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2054	104,970
100,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2055	105,055
100,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2054	105,577
120,000	(FHLMC), (FNMA), (GNMA) 6.25%, 07/01/2054	126,459
140,000	(FHLMC), (FNMA), (GNMA) 6.25%, 07/01/2055	149,130
The accompanying notes are an integral part of these financial statements.

68

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 14.8% - (continued)
	Single Family Housing - 5.7% - (continued)
	Iowa Finance Auth, IA, Rev,
$ 395,000	(FHLMC), (FNMA), (GNMA) 6.25, 07/01/2054	$416,752
100,000	(FHLMC), (FNMA), (GNMA) 6.25%, 07/01/2055	106,553
100,000	Kentucky Housing Corp., KY, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	107,575
	Nebraska Investment Finance Auth, NE, Rev,
95,000	(FHLMC), (FNMA), (GNMA) 6.25%, 09/01/2047	100,168
90,000	(FHLMC), (FNMA), (GNMA) 6.25%, 09/01/2049	94,750
100,000	(FHLMC), (FNMA), (GNMA) 6.25%, 09/01/2052	106,650
	Nevada Housing Division, NV, Rev,
430,000	(FHLMC), (FNMA), (GNMA) 6.25%, 10/01/2054	452,463
100,000	(FHLMC), (FNMA), (GNMA) 6.25%, 10/01/2055	106,146
660,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 6.00, 01/01/2054	690,788
		4,468,777
	Student Loan - 0.3%
	New Hampshire Health & Education Facs Auth Act, NH, Rev
165,000	5.04%, 11/01/2034	165,939
90,000	5.34%, 11/01/2044	84,639
		250,578
	Tobacco - 1.2%
1,045,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	940,763
	Utilities - 0.5%
360,000	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.17%, 04/01/2041	369,836
	Water - 1.0%
545,000	North Texas Municipal Water Dist Water System, TX, Rev 5.00%, 09/01/2055	569,483
215,000	Peace River Manasota Regional Water Supply Auth, FL, Rev 5.50%, 10/01/2055	234,787
		804,270
	Total Municipal Bonds (cost $11,267,836)	$11,642,459
U.S. GOVERNMENT AGENCIES - 25.2%
	Mortgage-Backed Agencies - 25.2%
	Federal Home Loan Mortgage Corp. - 9.1%
798,140	3.00%, 09/01/2050	$714,190
615,418	4.50%, 08/25/2033(2)	623,613
783,709	5.00%, 08/01/2052	782,281
783,778	5.00%, 11/01/2052	784,314
544,422	5.00%, 09/01/2055	541,765
210,531	5.38%, 10/25/2054, 30 day USD SOFR Average + 1.20%(2)	211,573
830,412	5.38%, 02/25/2055, 30 day USD SOFR Average + 1.20%(2)	834,522
807,080	5.43%, 05/25/2055, 30 day USD SOFR Average + 1.25%(2)	812,448
1,020,034	5.50%, 08/01/2055	1,037,629
763,242	6.00%, 06/01/2055	789,761
		7,132,096
	Federal National Mortgage Association - 10.3%
911,411	2.50%, 12/01/2051	786,031
1,662,197	2.50%, 02/01/2052	1,418,405
186,308	3.00%, 05/01/2052	165,443
798,516	4.00%, 10/01/2052	761,298
642,108	4.50%, 04/01/2054	628,623
437,388	5.00%, 08/01/2052	437,284
391,781	5.00%, 10/01/2052	392,293
376,708	5.00%, 12/01/2054	374,909
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 25.2% - (continued)
	Mortgage-Backed Agencies - 25.2% - (continued)
	Federal National Mortgage Association - 10.3% - (continued)
$ 764,599	5.28%, 12/25/2054, 30 day USD SOFR Average + 1.10%(2)	$766,651
285,992	5.50%, 10/01/2054	289,101
1,271,395	5.50%, 05/01/2055	1,288,194
802,856	6.00%, 10/01/2054	823,433
		8,131,665
	Government National Mortgage Association - 5.8%
1,734,229	4.50%, 10/20/2052	1,704,770
552,866	5.00%, 04/20/2055	551,677
385,673	5.00%, 05/20/2055	384,834
1,255,523	5.00%, 08/20/2055	1,252,503
518,156	5.28%, 01/20/2055, 30 day USD SOFR Average + 1.10%(2)	519,390
131,681	5.50%, 01/20/2055	132,851
		4,546,025
	Total U.S. Government Agencies (cost $19,597,628)	$19,809,786
U.S. GOVERNMENT SECURITIES - 25.2%
	U.S. Treasury Securities - 25.2%
	U.S. Treasury Bonds - 11.5%
548,000	1.38%, 11/15/2040	$361,016
219,600	3.00%, 08/15/2052	162,307
1,440,000	3.63%, 02/15/2053	1,202,119
2,045,000	3.88%, 02/15/2043	1,871,814
751,400	4.00%, 11/15/2052	671,534
360,500	4.13%, 08/15/2053	328,956
521,000	4.25%, 08/15/2054	485,792
478,900	4.50%, 11/15/2054	465,749
162,000	4.63%, 05/15/2054	160,671
569,000	4.63%, 02/15/2055	564,821
2,015,000	4.75%, 11/15/2043	2,052,388
526,000	4.75%, 02/15/2045	533,315
158,000	4.75%, 08/15/2055	160,148
		9,020,630
	U.S. Treasury Notes - 13.7%
812,000	3.38%, 09/15/2028	807,052
246,000	3.63%, 08/31/2027	246,058
894,000	3.63%, 09/30/2030	890,648
528,000	3.75%, 04/15/2028	529,815
13,000	3.88%, 03/15/2028	13,085
3,069,000	3.88%, 06/15/2028	3,090,699
1,137,000	3.88%, 07/31/2030	1,145,483
701,000	4.00%, 02/28/2030	709,927
163,000	4.00%, 05/31/2030	165,120
110,000	4.00%, 04/30/2032	110,924
850,900	4.25%, 05/15/2035	862,334
1,239,600	4.25%, 08/15/2035	1,255,095
212,000	4.38%, 01/31/2032	218,310
697,700	4.63%, 02/15/2035	727,788
		10,772,338
	Total U.S. Government Securities (cost $20,165,533)	$19,792,968
	Total Long-Term Investments (cost $74,586,057)	$75,401,228
SHORT-TERM INVESTMENTS - 2.6%
	Securities Lending Collateral - 0.7%
540,975	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(4)	$540,975
The accompanying notes are an integral part of these financial statements.

69

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.6% - (continued)
	U.S. Treasury Securities - 1.9%
	U.S. Treasury Bills - 1.9%
$ 1,497,000	3.72%, 02/19/2026(5)		$1,480,198
	Total Short-Term Investments (cost $2,021,029)		$2,021,173
	Total Investments (cost $76,607,086)	98.6%	$77,422,401
	Other Assets and Liabilities	1.4%	1,075,311
	Net Assets	100.0%	$78,497,712
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$8,857,245, representing 11.3% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Current yield as of period end.
(5)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	10	12/31/2025	$2,082,422	$(332)
U.S. Treasury 5-Year Note Future	33	12/31/2025	3,603,961	4,319
U.S. Treasury 10-Year Note Future	59	12/19/2025	6,647,640	39,527
U.S. Treasury Ultra Bond Future	3	12/19/2025	363,844	12,533
Total				$56,047
Short position contracts:
U.S. Treasury 10-Year Ultra Future	(20)	12/19/2025	$(2,309,687)	$(30,507)
Total futures contracts				$25,540
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$108,872	$—	$108,872	$—
Corporate Bonds	22,316,390	—	22,316,390	—
Foreign Government Obligations	1,730,753	—	1,730,753	—
Municipal Bonds	11,642,459	—	11,642,459	—
U.S. Government Agencies	19,809,786	—	19,809,786	—
U.S. Government Securities	19,792,968	—	19,792,968	—
Short-Term Investments	2,021,173	540,975	1,480,198	—
Futures Contracts(2)	56,379	56,379	—	—
Total	$77,478,780	$597,354	$76,881,426	$—
Liabilities
Futures Contracts(2)	$(30,839)	$(30,839)	$—	$—
Total	$(30,839)	$(30,839)	$—	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

70

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 38.8%
	Argentina - 0.6%
$ 141,000	YPF Energia Electrica SA 7.88%, 10/16/2032(1)	$140,092
60,000	YPF SA 8.75%, 09/11/2031(1)	61,636
		201,728
	Brazil - 5.3%
221,049	Acu Petroleo Luxembourg SARL 7.50%, 07/13/2035(1)	224,290
200,000	Aegea Finance SARL 7.63%, 01/20/2036(1)	194,991
200,000	Cosan Overseas Ltd. 8.25%, 02/05/2026(2)(3)	201,011
200,000	Nexa Resources SA 6.60%, 04/08/2037(3)	207,861
39,000	Petrobras Global Finance BV 6.25%, 01/10/2036(4)	38,468
199,238	Samarco Mineracao SA 9.50%, 06/30/2031(1)(5)	199,236
164,000	Suzano Netherlands BV 5.50%, 01/15/2036	163,567
76,000	Vale Overseas Ltd. 6.40%, 06/28/2054	79,176
200,000	Yinson Bergenia Production BV 8.50%, 01/31/2045(1)	210,012
196,218	Yinson Boronia Production BV 8.95%, 07/31/2042(3)	214,076
		1,732,688
	Chile - 2.5%
200,000	Antofagasta PLC 5.63%, 09/09/2035(1)	205,476
200,000	Banco de Credito e Inversiones SA 7.50%, 12/12/2034, (7.50% fixed rate until 12/12/2034; 5 yr. USD CMT + 3.77% thereafter)(1)(2)(6)	210,702
200,000	Corp. Nacional del Cobre de Chile 5.63%, 10/18/2043(1)	193,463
200,000	Inversiones CMPC SA 6.70%, 12/09/2057, (6.70% fixed rate until 06/09/2032; 5 yr. USD CMT + 2.83% thereafter)(1)(4)(6)	202,060
		811,701
	China - 1.8%
200,000	Lenovo Group Ltd. 6.54%, 07/27/2032(3)	220,776
200,000	Prosus NV 4.19%, 01/19/2032(3)	192,556
200,000	Tencent Holdings Ltd. 4.53%, 04/11/2049(1)	186,195
		599,527
	Colombia - 2.1%
200,000	Banco Davivienda SA 8.13%, 07/02/2035, (8.13% fixed rate until 07/02/2030; 5 yr. USD CMT + 4.59% thereafter)(1)(4)(6)	206,292
	Ecopetrol SA
140,000	7.38%, 09/18/2043(4)	130,236
120,000	8.88%, 01/13/2033	129,886
COP 940,000,000	Empresas Publicas de Medellin ESP 8.38%, 11/08/2027(1)	226,705
		693,119
	Costa Rica - 0.7%
$ 200,000	Liberty Costa Rica Senior Secured Finance 10.88%, 01/15/2031(1)	211,600
	El Salvador - 0.5%
150,000	Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 01/24/2033(1)	158,850
	Guatemala - 0.6%
200,000	Threelands Energy Ltd. SARL 7.45%, 10/20/2035(1)	200,147
	Hong Kong - 3.2%
200,000	AIA Group Ltd. 5.38%, 04/05/2034(1)	208,163
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 38.8% - (continued)
	Hong Kong - 3.2% - (continued)
$ 200,000	Elect Global Investments Ltd. 7.20%, 09/11/2030, (7.20% fixed rate until 09/11/2030; 5 yr. USD CMT + 3.28% thereafter)(2)(3)(6)	$209,088
	Melco Resorts Finance Ltd.
200,000	6.50%, 09/24/2033(1)(4)	200,974
200,000	7.63%, 04/17/2032(3)	210,356
200,000	MTR Corp. CI Ltd. 5.63%, 09/24/2035, (5.63% fixed rate until 09/24/2035; 5 yr. USD CMT + 1.46% thereafter)(2)(3)(6)	212,453
		1,041,034
	India - 0.6%
200,000	Muthoot Finance Ltd. 6.38%, 03/02/2030(1)	203,212
	Israel - 0.3%
80,550	Energean Israel Finance Ltd. 8.50%, 09/30/2033(3)	85,958
	Kazakhstan - 0.6%
200,000	KazMunayGas National Co. JSC 5.75%, 04/19/2047(3)	189,545
	Mexico - 9.4%
200,000	Banco Mercantil del Norte SA 7.63%, 01/10/2028, (7.63% fixed rate until 01/10/2028; 10 yr. USD CMT + 5.35% thereafter)(1)(2)(4)(6)	206,504
200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(6)	221,270
200,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(2)(6)	207,790
200,000	CFE Fibra E 5.88%, 09/23/2040(1)	201,040
198,101	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(1)	209,516
	Petroleos Mexicanos
144,000	6.38%, 01/23/2045	116,963
621,000	6.50%, 06/02/2041	546,753
309,000	6.75%, 09/21/2047	255,899
422,000	7.69%, 01/23/2050	382,670
256,000	10.00%, 02/07/2033	299,422
200,000	Saavi Energia SARL 8.88%, 02/10/2035(3)	215,000
200,000	Trust Fibra Uno 6.39%, 01/15/2050(1)	184,821
		3,047,648
	Panama - 1.2%
188,168	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(1)	175,748
200,000	C&W Senior Finance Ltd. 9.00%, 01/15/2033(1)	203,837
		379,585
	Peru - 1.1%
143,000	Banco de Credito del Peru SA 6.45%, 07/30/2035, (6.45% fixed rate until 04/30/2030; 5 yr. USD CMT + 2.49% thereafter)(1)(6)	148,577
200,000	Kallpa Generacion SA 5.50%, 09/11/2035(1)	201,380
		349,957
	Qatar - 0.6%
200,000	Ooredoo International Finance Ltd. 4.50%, 01/31/2043(3)	184,877
The accompanying notes are an integral part of these financial statements.

71

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 38.8% - (continued)
	Russia - 0.0%
$ 200,000	Vnesheconombank Via VEB Finance PLC 6.80%, 11/22/2025(1)(7)(8)	$—
	Saudi Arabia - 1.8%
200,000	Gaci First Investment Co. 5.38%, 01/29/2054(3)	191,383
200,000	Greensaif Pipelines Bidco SARL 6.10%, 08/23/2042(1)	212,312
200,000	SA Global Sukuk Ltd. 4.63%, 09/17/2035(1)	195,926
		599,621
	Singapore - 0.6%
200,000	Oversea-Chinese Banking Corp. Ltd. 4.55%, 09/08/2035, (4.55% fixed rate until 09/08/2030; 5 yr. USD CMT + 0.80% thereafter)(1)(6)	199,518
	South Africa - 0.6%
200,000	Anglo American Capital PLC 5.50%, 05/02/2033(1)	207,557
	South Korea - 1.3%
200,000	Mirae Asset Securities Co. Ltd. 6.00%, 01/26/2029(3)	208,714
200,000	Shinhan Bank Co. Ltd. 5.75%, 04/15/2034(1)	210,597
		419,311
	Taiwan - 0.6%
200,000	Nanshan Life Pte. Ltd. 5.45%, 09/11/2034(3)	199,321
	Thailand - 0.6%
200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 yr. USD CMT + 1.90% thereafter)(1)(6)	190,246
	Turkey - 1.9%
200,000	Akbank TAS 9.37%, 03/14/2029, (9.37% fixed rate until 03/14/2029; 5 yr. USD CMT + 5.27% thereafter)(1)(2)(6)	208,162
200,000	Sisecam U.K. PLC 8.63%, 05/02/2032(1)	205,996
200,000	Turkiye Garanti Bankasi AS 8.38%, 02/28/2034, (8.38% fixed rate until 02/28/2029; 5 yr. USD CMT + 4.09% thereafter)(1)(6)	208,031
		622,189
	Venezuela - 0.3%
	Petroleos de Venezuela SA
150,000	9.75%, 05/17/2035(1)(7)	36,150
195,000	12.75%, 02/17/2022(1)(7)	51,383
		87,533
	Total Corporate Bonds (cost $12,455,961)	$12,616,472
FOREIGN GOVERNMENT OBLIGATIONS - 58.5%
	Angola - 0.6%
200,000	Angola Government International Bonds 8.75%, 04/14/2032(1)	$187,495
	Argentina - 2.1%
988,317	Argentina Republic Government International Bonds 4.13%, 07/09/2035(9)	692,316
	Brazil - 4.8%
200,000	Brazil Government International Bonds 7.25%, 01/12/2056	202,270
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 58.5% - (continued)
	Brazil - 4.8% - (continued)
	Brazil Notas do Tesouro Nacional
BRL 3,100,000	10.00%, 01/01/2027	$554,660
812,000	10.00%, 01/01/2029	139,553
2,794,000	10.00%, 01/01/2031	456,536
1,251,000	10.00%, 01/01/2033	196,169
		1,549,188
	Chile - 1.9%
	Chile Government International Bonds
$ 400,000	5.33%, 01/05/2054	394,700
200,000	5.65%, 01/13/2037	211,740
		606,440
	Colombia - 2.6%
	Colombia Government International Bonds
230,000	8.00%, 11/14/2035	250,700
200,000	8.50%, 04/25/2035	225,390
COP 1,417,000,000	Colombia TES 12.00%, 03/13/2058	364,915
		841,005
	Czech Republic - 0.7%
	Czech Republic Government Bonds
CZK 1,590,000	1.50%, 04/24/2040	49,925
3,390,000	4.20%, 12/04/2036(3)	155,081
600,000	4.50%, 11/11/2032	28,784
		233,790
	Dominican Republic - 0.6%
$ 200,000	Dominican Republic International Bonds 5.88%, 10/28/2035(1)	199,590
	Ecuador - 2.8%
1,203,160	Ecuador Government International Bonds 6.90%, 07/31/2035(3)(9)	920,417
	Egypt - 3.7%
	Egypt Government Bonds
EGP 800,000	21.33%, 05/06/2028	16,673
820,000	22.58%, 01/07/2028	17,092
1,600,000	24.83%, 08/05/2027	34,093
4,031,000	25.32%, 08/13/2027	86,312
	Egypt Government International Bonds
$ 200,000	7.90%, 02/21/2048(1)	173,776
400,000	8.50%, 01/31/2047(1)	369,091
	Egypt Treasury Bills
EGP 3,950,000	19.85%, 06/02/2026(10)	72,588
3,550,000	23.17%, 12/02/2025(10)	73,555
4,825,000	23.60%, 03/03/2026(10)	93,864
3,425,000	24.12%, 02/03/2026(10)	67,906
6,900,000	24.23%, 01/27/2026(10)	137,422
3,425,000	24.33%, 02/10/2026(10)	67,581
		1,209,953
	El Salvador - 0.2%
$ 65,000	El Salvador Government International Bonds 8.25%, 04/10/2032(1)	69,650
	Guatemala - 1.3%
400,000	Guatemala Government Bonds 6.25%, 08/15/2036(1)	421,468
	Hungary - 2.1%
	Hungary Government Bonds
HUF 13,840,000	3.00%, 10/27/2038	27,455
66,590,000	7.00%, 10/24/2035	200,052
	Hungary Government International Bonds
$ 200,000	6.00%, 09/26/2035(3)	210,066
240,000	6.75%, 09/23/2055(1)	261,050
		698,623
The accompanying notes are an integral part of these financial statements.

72

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 58.5% - (continued)
	India - 3.3%
	India Government Bonds
INR 8,930,000	6.45%, 10/07/2029	$101,384
14,470,000	6.67%, 12/17/2050	153,062
21,430,000	7.02%, 06/18/2031	247,928
6,520,000	7.17%, 04/17/2030	75,852
8,600,000	7.18%, 08/14/2033	100,031
4,060,000	7.30%, 06/19/2053	45,865
13,100,000	7.32%, 11/13/2030	153,649
16,800,000	7.54%, 05/23/2036	199,229
		1,077,000
	Indonesia - 0.7%
	Indonesia Treasury Bonds
IDR 2,279,000,000	7.00%, 09/15/2030	145,332
1,119,000,000	8.75%, 05/15/2031	77,146
		222,478
	Ivory Coast - 3.2%
	Ivory Coast Government International Bonds
EUR 130,000	6.63%, 03/22/2048(3)	134,321
$ 631,000	8.08%, 04/01/2036(1)	664,405
230,000	8.25%, 01/30/2037(3)	244,173
		1,042,899
	Jordan - 0.8%
250,000	Jordan Government International Bonds 7.38%, 10/10/2047(1)	252,263
	Kazakhstan - 1.2%
400,000	Kazakhstan Government International Bonds 4.41%, 10/28/2030(1)	396,600
	Lebanon - 0.1%
214,000	Lebanon Government International Bonds 8.25%, 04/12/2021(3)(7)	49,140
	Malaysia - 1.6%
	Malaysia Government Bonds
MYR 642,000	3.76%, 05/22/2040	153,273
783,000	4.07%, 06/15/2050	188,422
366,000	4.46%, 03/31/2053	93,290
332,000	4.70%, 10/15/2042	87,418
		522,403
	Mexico - 6.3%
	Mexico Bonos
MXN 5,740,000	7.75%, 11/23/2034	291,108
1,040,000	7.75%, 11/13/2042	48,229
1,030,000	8.00%, 11/07/2047	48,296
8,902,000	8.00%, 07/31/2053	414,351
3,370,000	8.50%, 11/18/2038	172,502
14,886,500	10.00%, 11/20/2036	865,428
$ 200,000	Mexico Government International Bonds 6.40%, 05/07/2054	199,987
		2,039,901
	Nigeria - 1.5%
430,000	Nigeria Government International Bonds 10.38%, 12/09/2034(3)	483,252
	Paraguay - 0.8%
	Paraguay Government International Bonds
200,000	6.10%, 08/11/2044(1)	207,504
PYG 347,000,000	7.90%, 02/09/2031(1)	46,209
		253,713
	Peru - 3.6%
	Peru Government Bonds
PEN 224,000	5.40%, 08/12/2034	64,633
1,630,000	6.90%, 08/12/2037	503,925
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 58.5% - (continued)
	Peru - 3.6% - (continued)
PEN 619,000	7.60%, 08/12/2039(3)	$200,136
$ 383,000	Peru Government International Bonds 5.88%, 08/08/2054	387,596
		1,156,290
	Poland - 2.3%
PLN 810,000	Republic of Poland Government Bonds 5.00%, 10/25/2034	215,803
$ 530,000	Republic of Poland Government International Bonds 5.50%, 03/18/2054	522,438
		738,241
	Romania - 0.4%
110,000	Romania Government International Bonds 7.50%, 02/10/2037(1)	120,548
	Saudi Arabia - 0.6%
200,000	Saudi Government International Bonds 5.75%, 01/16/2054(1)	204,593
	South Africa - 3.8%
	Republic of South Africa Government Bonds
ZAR 1,646,597	8.50%, 01/31/2037	89,468
999,016	8.88%, 02/28/2035	57,667
4,701,241	9.00%, 01/31/2040	254,755
6,251,219	10.88%, 03/31/2038	396,020
$ 400,000	Republic of South Africa Government International Bonds 7.95%, 11/19/2054(3)	427,223
		1,225,133
	South Korea - 0.6%
200,000	Korea International Bonds 3.63%, 10/29/2030	198,552
	Sri Lanka - 0.6%
	Sri Lanka Government International Bonds
85,552	3.35%, 03/15/2033(1)(9)	74,686
137,416	3.60%, 02/15/2038(1)(9)	126,766
		201,452
	Thailand - 0.3%
THB 3,561,000	Thailand Government Bonds 2.00%, 06/17/2042	106,325
	Turkey - 2.5%
	Turkiye Government Bonds
TRY 11,112,300	31.08%, 11/08/2028	248,268
6,467,000	42.55%, 05/17/2028(6)	152,856
	Turkiye Government International Bonds
$ 200,000	6.80%, 11/04/2036	198,860
200,000	7.63%, 05/15/2034	213,798
		813,782
	United Arab Emirates - 0.6%
200,000	UAE International Government Bonds 4.95%, 07/07/2052(3)	197,700
	Venezuela - 0.3%
	Venezuela Government International Bonds
180,000	9.25%, 09/15/2027(7)	54,918
180,000	11.75%, 10/21/2026(3)(7)	53,280
		108,198
	Total Foreign Government Obligations (cost $18,218,848)	$19,040,398
	Total Long-Term Investments (cost $30,674,809)	$31,656,870
The accompanying notes are an integral part of these financial statements.

73

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.7%
	Securities Lending Collateral - 1.6%
527,298	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(11)		$527,298
	U.S. Treasury Securities - 1.1%
	U.S. Treasury Bills - 1.1%
$ 351,500	3.87%, 11/28/2025(10)		350,456
	Total Short-Term Investments (cost $877,753)		$877,754
	Total Investments (cost $31,552,562)	100.0%	$32,534,624
	Other Assets and Liabilities	0.0%	12,480
	Net Assets	100.0%	$32,547,104
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$11,306,151, representing 34.7% of net assets.

(2)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of these securities was $6,017,764, representing 18.5% of net assets.

(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(7)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(8)	Investment valued using significant unobservable inputs.
(9)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(10)	The rate shown represents current yield to maturity.
(11)	Current yield as of period end.

Foreign Currency Contracts Outstanding at October 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
980,000	BRL	177,725	USD	UBS	12/04/2025	$2,882
2,936,729	BRL	542,783	USD	MSC	12/31/2025	(4,517)
4,336,271	BRL	793,128	USD	CBK	01/15/2026	(1,423)
135,960,000	CLP	141,714	USD	BOA	12/12/2025	2,557
34,058,411	CLP	35,658	USD	JPM	12/12/2025	483
3,690,665	CNY	523,424	USD	BOA	01/29/2026	(1,845)
3,720,000	CNY	528,387	USD	JPM	01/29/2026	(2,662)
1,023,717,270	COP	255,482	USD	BOA	12/05/2025	8,749
319,722,990	COP	80,881	USD	UBS	12/30/2025	1,388
439,490,668	COP	112,719	USD	BOA	01/16/2026	86
5,903,544	CZK	283,630	USD	SSG	11/18/2025	(3,875)
269,215,281	IDR	16,207	USD	JPM	12/15/2025	(26)
2,672,080,000	IDR	162,969	USD	MSC	12/15/2025	(2,363)
9,601,013,558	IDR	575,669	USD	JPM	01/29/2026	1,080
16,681,656	MXN	899,070	USD	BOA	12/04/2025	(4,387)
15,935,176	MXN	860,601	USD	CBK	01/16/2026	(9,878)
2,039,722	MYR	485,718	USD	MSC	01/02/2026	2,310
740,000	MYR	177,594	USD	MSC	01/30/2026	(429)
720,000	PEN	201,483	USD	BOA	11/04/2025	12,360
2,207,248	PLN	607,527	USD	SSG	11/18/2025	(9,926)
500,000	RON	114,154	USD	CBK	11/10/2025	(880)
1,031,699	RON	236,583	USD	CBK	12/12/2025	(3,230)
510,000	RON	115,113	USD	JPM	02/04/2026	(107)
6,167,282	THB	189,576	USD	UBS	01/08/2026	2,233
19,923,563	THB	612,467	USD	CBK	01/29/2026	8,176
7,034,914	TRY	163,292	USD	BOA	11/28/2025	258
2,333,453	ZAR	135,132	USD	SSG	12/31/2025	(1,115)
The accompanying notes are an integral part of these financial statements.

74

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Foreign Currency Contracts Outstanding at October 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
175,172	USD	980,000	BRL	JPM	12/04/2025	$(5,436)
537,081	USD	2,936,729	BRL	BOA	12/31/2025	(1,186)
153,747	USD	847,533	BRL	JPM	01/15/2026	(993)
625,805	USD	3,488,738	BRL	MSC	01/15/2026	(11,160)
253,270	USD	1,023,717,270	COP	BOA	12/05/2025	(10,961)
80,657	USD	319,722,990	COP	BOA	12/30/2025	(1,612)
22,843	USD	89,320,171	COP	CBK	01/16/2026	(83)
87,894	USD	350,170,497	COP	BOA	01/16/2026	(1,985)
96,578	USD	1,593,910,000	IDR	MSC	12/15/2025	776
533,533	USD	9,901,656	MXN	JPM	12/04/2025	2,480
358,512	USD	6,780,000	MXN	UBS	12/04/2025	(5,118)
169,245	USD	3,140,550	MXN	MSC	01/16/2026	1,582
681,236	USD	12,794,626	MXN	BOA	01/16/2026	(1,824)
200,473	USD	720,000	PEN	BOA	11/04/2025	(13,370)
113,371	USD	500,000	RON	JPM	11/10/2025	98
189,617	USD	6,167,281	THB	UBS	01/08/2026	(2,192)
133,115	USD	2,333,453	ZAR	BOA	12/31/2025	(902)
Total foreign currency contracts						$(55,987)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$12,616,472	$—	$12,616,472	$—
Foreign Government Obligations	19,040,398	—	19,040,398	—
Short-Term Investments	877,754	527,298	350,456	—
Foreign Currency Contracts(2)	47,498	—	47,498	—
Total	$32,582,122	$527,298	$32,054,824	$—
Liabilities
Foreign Currency Contracts(2)	$(103,485)	$—	$(103,485)	$—
Total	$(103,485)	$—	$(103,485)	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

75

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 85.3%
	Alabama - 4.0%
$ 11,270,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 5.50%, 04/01/2056(1)	$12,253,132
5,775,000	Black Belt Energy Gas Dist, AL, Rev 5.25%, 12/01/2053(2)	6,270,072
2,975,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(2)	3,266,920
7,035,000	Southeast Energy Auth A Cooperative Dist, AL, Rev 5.00%, 05/01/2055(2)	7,572,433
5,020,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	5,185,380
		34,547,937
	Arizona - 0.1%
1,095,000	Industrial Dev Auth of the City of Tucson, AZ, Rev, (FNMA) 4.63%, 06/01/2044	1,098,571
	Arkansas - 1.3%
	Arkansas Dev Finance Auth, AR, Rev,
3,475,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2055	3,662,081
6,910,000	(FHLMC), (FNMA), (GNMA) 5.50%, 01/01/2056	7,529,038
		11,191,119
	California - 2.1%
1,365,000	California Community Choice Financing Auth, CA, Rev 5.00%, 02/01/2054(2)	1,473,657
9,015,000	California Infrastructure & Economic Dev Bank, CA, Rev 5.25%, 07/01/2054	9,200,346
7,670,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	6,904,930
430,000	Washington Township Health Care Dist, CA, GO, (AG) 4.50%, 08/01/2053	431,884
		18,010,817
	Colorado - 1.9%
3,495,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	3,678,778
11,715,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	11,083,624
1,470,000	Colorado Housing & Finance Auth, CO, Rev, (FHLMC), (FNMA), (GNMA) 3.50%, 05/01/2050	1,463,635
		16,226,037
	Connecticut - 0.5%
740,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	743,863
3,215,000	Waterbury Housing Auth, CT, Rev, (HUD), (FHLMC) 4.50%, 02/01/2042	3,328,639
		4,072,502
	District of Columbia - 0.9%
7,775,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	7,401,140
	Florida - 3.7%
11,440,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	10,862,009
2,110,000	County of Miami-Dade Water & Sewer System, FL, Rev 4.00%, 10/01/2051	1,920,844
2,160,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	2,222,150
	Florida Housing Finance Corp., FL, Rev,
155,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	153,001
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 85.3% - (continued)
	Florida - 3.7% - (continued)
$ 1,485,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2052	$1,460,300
1,260,000	(FHLMC), (FNMA), (GNMA) 3.50%, 07/01/2051	1,254,399
185,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2049	185,248
5,385,000	Miami-Dade County Housing Finance Auth, FL, Rev, (FNMA), (HUD) 4.88%, 03/01/2046	5,406,593
7,695,000	Orange County Health Facs Auth, FL, Rev 5.25%, 10/01/2056	8,089,011
		31,553,555
	Georgia - 5.0%
	Main Street Natural Gas, Inc., GA, Rev
1,520,000	4.00%, 05/01/2052(2)	1,550,770
11,385,000	5.00%, 12/01/2053(2)	12,260,368
6,650,000	5.00%, 05/01/2054(2)	7,190,960
14,280,000	5.00%, 05/01/2055(2)	15,508,103
3,280,000	5.00%, 06/01/2055(2)	3,592,343
2,400,000	Valdosta & Lowndes County Hospital Auth, GA, Rev 5.00%, 10/01/2054	2,508,966
		42,611,510
	Hawaii - 0.8%
5,995,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2049	6,412,022
	Idaho - 1.0%
8,925,000	Idaho Housing & Finance Association, ID, Rev 4.00%, 08/15/2050	8,508,430
	Illinois - 1.4%
6,820,000	Chicago O'Hare International Airport, IL, Rev 5.50%, 01/01/2059	7,327,918
	Illinois Housing Dev Auth, IL, Rev,
2,540,000	(FHLMC), (FNMA), (GNMA) 3.00%, 04/01/2051	2,494,248
1,625,000	(FHLMC), (FNMA), (GNMA) 3.00%, 10/01/2051	1,595,555
415,000	(FHLMC), (FNMA), (GNMA) 4.50%, 10/01/2048	419,060
90,000	Metropolitan Pier & Exposition Auth, IL, Rev, (NPFG) 0.00%, 06/15/2028(3)	82,518
		11,919,299
	Indiana - 0.6%
	Indiana Housing & Community Dev Auth, IN, Rev,
765,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2050	753,497
225,000	(GNMA) 4.00%, 07/01/2048	225,501
4,255,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	4,374,308
		5,353,306
	Iowa - 0.8%
	Iowa Finance Auth, IA, Rev,
4,160,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	4,083,595
735,000	(FHLMC), (FNMA), (GNMA) 3.25%, 07/01/2050	728,246
180,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2048	180,365
1,780,000	(FHLMC), (FNMA), (GNMA) 5.25%, 07/01/2053	1,858,387
		6,850,593
The accompanying notes are an integral part of these financial statements.

76

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 85.3% - (continued)
	Kentucky - 1.5%
	Kentucky Public Energy Auth, KY, Rev
$ 9,780,000	5.00%, 01/01/2055(2)	$10,623,366
2,415,000	5.25%, 06/01/2055(2)	2,581,322
		13,204,688
	Louisiana - 2.2%
165,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	166,157
12,250,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	10,443,288
8,135,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	8,455,261
		19,064,706
	Maryland - 0.9%
7,730,000	Maryland Community Dev Administration, MD, Rev, (FNMA) 4.35%, 02/01/2044	7,637,025
	Massachusetts - 0.1%
685,000	Commonwealth of Massachusetts, MA, GO 3.00%, 02/01/2048	529,827
	Michigan - 2.1%
	Cedar Springs Public School Dist, MI, GO,
1,325,000	(Q-SBLF) 4.50%, 05/01/2049	1,326,775
1,000,000	(Q-SBLF) 5.00%, 05/01/2051	1,047,742
5,225,000	Ferndale Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	5,469,208
	Grosse Ile Township School Dist, MI, GO,
3,685,000	(Q-SBLF) 5.00%, 05/01/2049	3,840,675
4,265,000	(Q-SBLF) 5.00%, 05/01/2052	4,425,549
2,080,000	Southfield Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	2,140,898
		18,250,847
	Minnesota - 0.7%
5,915,000	Minnesota Housing Finance Agency, MN, Rev, (FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	5,836,116
	Mississippi - 0.6%
	Mississippi Home Corp., MS, Rev,
730,000	(FHLMC), (FNMA), (GNMA) 3.25%, 12/01/2050	723,625
4,485,000	(FNMA), (HUD) 4.55%, 04/01/2042	4,622,962
		5,346,587
	Missouri - 4.5%
21,355,000	Health & Educational Facs Auth of the State of Missouri, MO, Rev 4.25%, 04/01/2055	20,192,171
	Missouri Housing Dev Commission, MO, Rev,
2,065,000	(FHLMC), (FNMA), (GNMA) 3.00%, 05/01/2052	2,032,810
1,150,000	(FHLMC), (FNMA), (GNMA) 3.25%, 05/01/2051	1,138,815
680,000	(FHLMC), (FNMA), (GNMA) 3.50%, 11/01/2050	676,964
635,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2049	639,036
545,000	(FHLMC), (FNMA), (GNMA) 4.75%, 05/01/2049	551,666
5,885,000	Missouri Joint Municipal Electric Utility Commission, MO, Rev 5.25%, 01/01/2056(1)	6,231,747
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 85.3% - (continued)
	Missouri - 4.5% - (continued)
$ 2,505,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	$2,030,760
4,381,417	St. Charles County Industrial Dev Auth, MO, Rev, (FNMA), (HUD) 4.65%, 04/01/2043	4,535,732
		38,029,701
	Nebraska - 0.2%
1,845,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 3.00%, 09/01/2050	1,816,330
	Nevada - 0.5%
	Nevada Housing Division, NV, Rev,
490,000	(FHLMC), (FNMA), (GNMA) 3.00%, 04/01/2051	481,315
460,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	461,585
3,430,000	Reno-Tahoe Airport Auth, NV, Rev 5.25%, 07/01/2054	3,616,923
		4,559,823
	New Jersey - 0.6%
4,685,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (FNMA) 4.55%, 05/01/2041	4,919,472
	New Mexico - 3.3%
	New Mexico Mortgage Finance Auth, NM, Rev,
2,140,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	2,104,703
6,795,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	6,676,649
340,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2050	341,212
9,850,000	(FHLMC), (FNMA), (GNMA) 4.25%, 03/01/2053	10,037,432
7,945,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2055	8,590,972
		27,750,968
	New York - 5.6%
8,185,000	City of New York, NY, GO 4.00%, 04/01/2050	7,555,961
1,105,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 4.38%, 05/01/2053	1,088,963
6,075,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2038	5,599,512
8,325,000	New York State Housing Finance Agency, NY, Rev, (FHLMC) 3.57%, 05/01/2042(2)	8,452,248
	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev
11,095,000	5.00%, 05/15/2053	11,512,285
7,180,000	5.25%, 05/15/2064	7,583,039
6,030,000	Triborough Bridge & Tunnel Auth, NY, Rev 4.13%, 05/15/2052	5,705,853
		47,497,861
	North Carolina - 1.9%
11,285,000	City of Charlotte Storm Water, NC, Rev 4.00%, 12/01/2054	11,006,464
	Raleigh Housing Auth, NC, Rev
345,000	4.40%, 12/01/2043	347,262
4,890,000	(FNMA) 4.50%, 02/01/2043	4,978,466
		16,332,192
The accompanying notes are an integral part of these financial statements.

77

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 85.3% - (continued)
	Ohio - 1.7%
$ 2,395,000	Columbus-Franklin County Finance Auth, OH, Rev, (FNMA) 4.82%, 11/01/2043	$2,554,237
	Ohio Housing Finance Agency, OH, Rev
2,370,000	3.00%, 03/01/2052	2,327,681
1,730,000	(FHLMC), (FNMA), (GNMA) 3.25%, 03/01/2050	1,714,521
2,460,000	(FHLMC), (FNMA), (GNMA) 4.50%, 09/01/2048	2,480,015
1,165,000	(FNMA), (HUD) 4.55%, 04/01/2041	1,217,961
2,175,000	(FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2052	2,247,068
1,395,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 0.00%, 02/15/2041(3)	755,676
1,555,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	1,607,279
		14,904,438
	Pennsylvania - 0.6%
850,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	885,989
4,000,000	Bucks County Water & Sewer Auth, PA, Rev, (AG) 4.25%, 12/01/2047	3,962,705
		4,848,694
	Rhode Island - 0.7%
	Rhode Island Health & Educational Building Corp., RI, Rev,
3,160,000	(ST AID WITHHLDG) 4.13%, 05/15/2054	3,010,731
2,915,000	5.25%, 05/15/2054	2,958,282
		5,969,013
	South Carolina - 1.2%
8,000,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.25%, 11/01/2054	8,503,766
1,310,000	South Carolina Public Service Auth, SC, Rev, (AG) 5.00%, 12/01/2055	1,367,132
250,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	284,370
		10,155,268
	Tennessee - 4.1%
3,460,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.25%, 12/01/2054	3,603,367
10,260,000	Cleveland Health & Educational Facs Board, TN, Rev 5.25%, 08/15/2054	10,885,961
3,515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	2,883,773
1,195,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (FNMA) 4.63%, 12/01/2043	1,226,778
5,655,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev, (FNMA) 4.60%, 12/01/2044	5,778,507
	Metropolitan Nashville Airport Auth, TN, Rev
250,000	5.00%, 07/01/2049	256,571
1,745,000	5.00%, 07/01/2052	1,798,373
7,910,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(2)	8,076,900
395,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	398,659
		34,908,889
	Texas - 22.6%
2,600,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	2,442,719
	Arlington Higher Education Finance Corp., TX, Rev,
4,530,000	(PSF-GTD) 4.25%, 12/01/2048	4,355,550
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 85.3% - (continued)
	Texas - 22.6% - (continued)
$ 1,655,000	(PSF-GTD) 4.25%, 12/01/2053	$1,562,204
3,605,000	(PSF-GTD) 4.38%, 08/15/2052	3,494,216
1,245,000	(PSF-GTD) 5.00%, 08/15/2048	1,300,980
9,510,000	Azle Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	8,810,557
	Bexar County Hospital Dist, TX, GO
3,975,000	4.25%, 02/15/2052	3,778,569
8,700,000	4.25%, 02/15/2053	8,239,593
5,975,000	Bullard Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	5,569,408
710,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	746,373
2,130,000	City of Dallas Housing Finance Corp., TX, Rev 4.63%, 10/01/2043	2,201,184
745,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD) 3.00%, 02/15/2046	590,806
	Clifton Higher Education Finance Corp., TX, Rev,
3,375,000	(PSF-GTD) 4.25%, 04/01/2053	3,201,436
3,960,000	(PSF-GTD) 4.25%, 08/15/2053	3,843,508
4,515,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	4,248,753
8,130,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	7,568,126
4,010,000	Community Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	4,165,916
320,000	Crandall Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2052	298,775
5,030,000	Dallas Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	4,696,871
2,340,000	Donna Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/15/2053	2,224,001
6,715,000	Forney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	6,220,507
2,480,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	2,336,537
	Georgetown Independent School Dist, TX, GO,
4,460,000	(PSF-GTD) 2.50%, 08/15/2037	3,914,724
2,395,000	(PSF-GTD) 5.00%, 02/15/2054	2,500,483
1,075,000	Hitchcock Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	1,029,011
7,180,000	Katy Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	6,715,287
3,445,000	Kaufman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	3,579,724
	Lamar Consolidated Independent School Dist, TX, GO,
1,900,000	(PSF-GTD) 3.00%, 02/15/2051	1,435,299
5,645,000	(PSF-GTD) 4.00%, 02/15/2048	5,214,944
4,115,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/01/2053	3,900,069
2,085,000	McGregor Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2049	2,186,328
3,685,000	Montgomery Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	3,413,401
2,250,000	Navarro Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	2,084,517
690,000	New Caney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	637,165
400,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2052	410,734
10,000,000	North Texas Tollway Auth, TX, Rev 4.00%, 01/01/2044	9,639,354
The accompanying notes are an integral part of these financial statements.

78

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 85.3% - (continued)
	Texas - 22.6% - (continued)
$ 7,460,000	Permanent University Fund - University of Texas System, TX, Rev 4.13%, 07/01/2052	$7,093,706
1,500,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,393,914
4,650,000	Prosper Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	4,286,605
1,050,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	1,093,517
7,715,000	Sherman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	8,034,517
1,745,000	Splendora Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	1,815,059
3,765,000	Temple Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2047	3,736,848
2,590,000	Texas City Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	2,391,513
	Texas Department of Housing & Community Affairs, TX, Rev,
1,485,000	(GNMA) 3.00%, 01/01/2052	1,457,783
1,185,000	(GNMA) 3.50%, 03/01/2051	1,178,302
665,000	(GNMA) 4.00%, 03/01/2050	669,661
345,000	(GNMA) 4.75%, 03/01/2049	348,588
10,405,000	(GNMA) 5.75%, 01/01/2056	11,485,826
9,265,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(2)	10,197,660
2,370,000	Texas Water Dev Board, TX, Rev 4.80%, 10/15/2052	2,413,892
	White Settlement Independent School Dist, TX, GO,
4,985,000	(PSF-GTD) 4.00%, 08/15/2052	4,654,361
2,125,000	(PSF-GTD) 4.13%, 08/15/2052	2,025,492
		192,834,873
	Virginia - 4.6%
	FHLMC Multifamily VRD Certificates, VA, Rev
23,814,712	4.10%, 11/25/2042(2)	23,512,956
12,972,581	(FHLMC) 4.76%, 08/25/2041	13,373,890
2,255,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052	2,117,096
245,000	Loudoun County Economic Dev Auth, VA, Rev 4.00%, 10/01/2052	232,844
		39,236,786
	Washington - 0.4%
2,380,000	King County Public Hospital Dist No. 2, WA, GO 5.25%, 12/01/2045	2,537,721
	Washington State Housing Finance Commission, WA, Rev
760,000	4.00%, 12/01/2048	762,027
490,000	(FHLMC), (FNMA), (GNMA) 4.00%, 06/01/2050	492,436
		3,792,184
	Wisconsin - 0.6%
5,481,105	Public Finance Auth, WI, Rev, (FHLMC) 4.10%, 09/25/2039	5,519,887
	Wyoming - 0.0%
320,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043	320,748
	Total Municipal Bonds (cost $734,121,126)	$729,023,761
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 4.4%
	Mortgage-Backed Agencies - 4.4%
	Federal Home Loan Mortgage Corp. - 4.4%
$ 11,301,398	4.05%, 08/01/2040		$11,082,238
25,660,173	4.56%, 04/25/2042(2)(4)		26,083,085
	Total U.S. Government Agencies (cost $37,150,617)		$37,165,323
U.S. GOVERNMENT SECURITIES - 1.9%
	U.S. Treasury Securities - 1.9%
	U.S. Treasury Notes - 1.9%
8,701,000	3.63%, 09/30/2030		$8,668,371
7,431,000	4.25%, 08/15/2035		7,523,888
	Total U.S. Government Securities (cost $16,237,808)		$16,192,259
	Total Long-Term Investments (cost $787,509,551)		$782,381,343
SHORT-TERM INVESTMENTS - 7.5%
	U.S. Treasury Securities - 7.5%
	U.S. Treasury Bills - 7.5%
24,003,000	3.82%, 02/19/2026(5)		$23,733,592
41,016,000	3.84%, 04/16/2026(5)		40,323,438
	Total Short-Term Investments (cost $64,020,012)		$64,057,030
	Total Investments (cost $851,529,563)	99.1%	$846,438,373
	Other Assets and Liabilities	0.9%	7,776,732
	Net Assets	100.0%	$854,215,105
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $18,433,681 at October 31, 2025.
(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a zero-coupon bond.
The accompanying notes are an integral part of these financial statements.

79

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
October 31, 2025

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of this security was
$26,083,085, representing 3.1% of net assets.

(5)	The rate shown represents current yield to maturity.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$729,023,761	$—	$729,023,761	$—
U.S. Government Agencies	37,165,323	—	37,165,323	—
U.S. Government Securities	16,192,259	—	16,192,259	—
Short-Term Investments	64,057,030	—	64,057,030	—
Total	$846,438,373	$—	$846,438,373	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

80

The Hartford Short Duration Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.6%
	Asset-Backed - Automobile - 6.2%
	ARI Fleet Lease Trust
$ 1,815,000	5.39%, 04/15/2033(1)	$1,852,419
1,765,000	5.55%, 04/15/2033(1)	1,803,804
2,805,000	Bridgecrest Lending Auto Securitization Trust 5.43%, 08/15/2028	2,811,372
	CarMax Auto Owner Trust
2,430,000	4.82%, 05/15/2030	2,457,218
2,180,000	4.97%, 06/17/2030	2,201,700
3,250,000	5.08%, 02/15/2030	3,307,411
2,500,000	5.28%, 03/15/2030	2,540,105
2,000,000	5.67%, 01/15/2031	2,032,741
	Chase Auto Owner Trust
3,975,000	5.23%, 04/25/2030(1)	4,059,240
4,330,000	5.28%, 01/25/2030(1)	4,437,810
1,545,000	5.41%, 02/28/2030(1)	1,583,090
3,760,000	5.87%, 09/25/2031(1)	3,860,892
238,135	FHF Trust 4.43%, 01/18/2028(1)	238,069
6,165,000	Ford Credit Auto Lease Trust 5.18%, 02/15/2028	6,227,961
	Ford Credit Auto Owner Trust
5,080,000	5.23%, 05/15/2030	5,171,036
1,830,000	6.46%, 05/15/2030	1,858,246
	GM Financial Consumer Automobile Receivables Trust
1,700,000	4.67%, 05/16/2030	1,715,244
2,935,000	5.39%, 01/16/2030	2,995,971
8,820,000	5.48%, 02/19/2030	8,999,767
900,000	6.41%, 05/16/2029	927,271
7,685,000	Hyundai Auto Lease Securitization Trust 4.97%, 02/15/2029(1)	7,756,491
	Hyundai Auto Receivables Trust
1,000,000	4.67%, 01/15/2031	1,012,964
2,920,000	4.72%, 07/15/2030	2,968,775
1,345,000	4.86%, 02/17/2032	1,361,525
2,045,000	4.92%, 07/15/2032	2,080,201
3,645,000	5.04%, 09/16/2030	3,715,078
	Santander Drive Auto Receivables Trust
4,400,000	5.55%, 09/17/2029	4,450,171
3,860,000	5.64%, 08/15/2030	3,922,537
4,380,000	5.97%, 10/15/2031	4,466,169
4,805,000	SCCU Auto Receivables Trust 4.78%, 12/15/2031(1)	4,838,051
	SFS Auto Receivables Securitization Trust
1,885,000	5.11%, 02/20/2031(1)	1,932,816
4,355,000	5.20%, 10/20/2032(1)	4,453,356
615,000	5.38%, 01/21/2031(1)	629,691
190,429	U.S. Bank NA 6.79%, 08/25/2032(1)	192,485
	World Omni Auto Receivables Trust
6,240,000	4.68%, 07/15/2030	6,288,873
9,000,000	4.83%, 05/15/2031	9,062,158
10,000,000	World Omni Select Auto Trust 5.35%, 06/17/2030	10,085,729
		130,298,437
	Commercial Mortgage-Backed Securities - 1.5%
1,263,087	BBCMS Mortgage Trust 2.02%, 04/15/2053	1,201,915
1,236,020	BSPRT Issuer Ltd. 5.73%, 02/15/2037, 30 day USD SOFR Average + 1.50%(1)(2)	1,235,398
2,170,000	BSTN Commercial Mortgage Trust 5.06%, 04/13/2041(1)(2)	2,183,461
1,229,068	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	1,190,660
3,547,320	MF1 Ltd. 5.35%, 02/19/2037, 1 mo. USD Term SOFR + 1.35%(1)(2)	3,547,306
5,500,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	4,950,623
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.6% - (continued)
	Commercial Mortgage-Backed Securities - 1.5% - (continued)
$ 9,000,000	ROCK Trust 7.11%, 11/13/2041(1)	$9,408,507
9,500,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	8,931,655
		32,649,525
	Other Asset-Backed Securities - 9.1%
2,590,000	Affirm Asset Securitization Trust 5.61%, 02/15/2029(1)	2,598,486
10,000,000	AMSR Trust 4.29%, 07/17/2041(1)(3)	9,695,728
705,000	Amur Equipment Finance Receivables XIII LLC 5.37%, 01/21/2031(1)	719,146
2,750,000	Apidos CLO XXVIII Ltd. 5.92%, 10/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(2)	2,747,786
1,092,953	Aqua Finance Trust 1.54%, 07/17/2046(1)	1,007,309
4,465,000	Auxilior Term Funding LLC 5.70%, 02/15/2030(1)	4,525,096
3,600,000	Bain Capital Credit CLO Ltd. 6.40%, 07/15/2037, 3 mo. USD Term SOFR + 2.50%(1)(2)	3,617,521
	Castlelake Aircraft Structured Trust
7,098,072	5.78%, 02/15/2050(1)	7,190,056
1,975,898	6.50%, 02/15/2050(1)	1,997,770
1,144,103	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	790,412
4,500,000	CIFC Funding Ltd. 5.07%, 04/24/2031, 3 mo. USD Term SOFR + 1.20%(1)(2)	4,490,910
4,635,000	Cloud Capital Holdco LP 5.78%, 11/22/2049(1)	4,691,975
449,102	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	442,374
3,754,357	FirstKey Homes Trust 1.27%, 10/19/2037(1)	3,746,741
3,525,730	Gilead Aviation LLC 6.52%, 03/15/2050(1)	3,658,519
	GreenSky Home Improvement Issuer Trust
1,610,000	5.69%, 03/25/2060(1)	1,629,245
5,000,000	6.22%, 03/25/2060(1)	5,077,216
9,000,000	Madison Park Funding LIV Ltd. 5.87%, 10/21/2037, 3 mo. USD Term SOFR + 2.00%(1)(2)	9,014,841
2,155,000	MMAF Equipment Finance LLC 1.56%, 10/09/2042(1)	2,066,019
6,750,000	Morgan Stanley Eaton Vance CLO Ltd. 5.83%, 10/20/2037, 3 mo. USD Term SOFR + 1.95%(1)(2)	6,759,734
3,150,000	Navigator Aviation Ltd. 5.11%, 10/15/2050(1)	3,130,442
6,000,000	Neuberger Berman Loan Advisers CLO 24 Ltd. 5.63%, 10/19/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	6,017,970
3,630,000	Neuberger Berman Loan Advisers CLO 55 Ltd. 6.21%, 04/22/2038, 3 mo. USD Term SOFR + 2.35%(1)(2)	3,643,057
7,190,000	NYCTL Trust 4.84%, 11/10/2038(1)	7,173,961
6,000,000	Octagon Investment Partners 42 Ltd. 6.00%, 07/15/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	6,008,796
815,000	OHA Credit Funding 6 Ltd. 5.73%, 10/20/2037, 3 mo. USD Term SOFR + 1.85%(1)(2)	813,959
7,750,000	OHA Credit Partners XV Ltd. 6.23%, 04/20/2037, 3 mo. USD Term SOFR + 2.35%(1)(2)	7,777,412
4,950,000	Palmer Square Loan Funding Ltd. 6.13%, 08/08/2032, 3 mo. USD Term SOFR + 1.90%(1)(2)	4,957,762
	Post Road Equipment Finance LLC
3,700,000	5.13%, 05/15/2031(1)	3,749,744
830,000	5.43%, 05/15/2031(1)	832,924
The accompanying notes are an integral part of these financial statements.

81

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.6% - (continued)
	Other Asset-Backed Securities - 9.1% - (continued)
$ 2,865,000	7.08%, 05/17/2032(1)	$2,901,758
	Progress Residential Trust
2,820,000	3.33%, 07/17/2041(1)	2,650,469
8,174,476	3.56%, 04/17/2042(1)	7,651,358
2,410,000	3.65%, 02/17/2042(1)	2,272,823
4,400,000	3.75%, 02/17/2041(1)	4,211,049
987,831	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	973,073
	Stack Infrastructure Issuer LLC
935,000	1.88%, 03/26/2046(1)	923,793
5,160,000	5.00%, 05/25/2050(1)	5,144,749
725,000	Stream Innovations Issuer Trust 6.34%, 02/15/2045(1)	744,339
2,000,000	Symphony CLO XXII Ltd. 5.98%, 04/18/2033, 3 mo. USD Term SOFR + 2.10%(1)(2)	2,000,320
9,500,000	Texas Debt Capital CLO Ltd. 6.21%, 04/22/2037, 3 mo. USD Term SOFR + 2.35%(1)(2)	9,534,171
8,400,000	Tricon Residential Trust 5.00%, 12/17/2040(1)	8,295,543
4,300,000	Uniti Fiber ABS Issuer LLC 6.37%, 04/20/2055(1)	4,411,032
4,875,000	Vantage Data Centers Issuer LLC 2.17%, 10/15/2046(1)	4,752,688
4,730,000	Vantage Data Centers LLC 5.13%, 08/15/2055(1)	4,759,319
9,280,000	Zayo Issuer LLC 6.09%, 03/20/2055(1)	9,450,659
		191,250,054
	Whole Loan Collateral CMO - 4.8%
	Angel Oak Mortgage Trust
722,166	0.91%, 01/25/2066(1)(2)	644,413
2,967,436	0.95%, 07/25/2066(1)(2)	2,613,267
414,132	0.99%, 04/25/2053(1)(2)	393,735
1,237,317	1.04%, 01/20/2065(1)(2)	1,046,858
1,397,657	1.07%, 05/25/2066(1)(2)	1,219,337
2,822,262	1.46%, 09/25/2066(1)(2)	2,405,209
409,847	1.47%, 06/25/2065(1)(2)	394,050
868,232	1.69%, 04/25/2065(1)(2)	827,980
105,107	2.47%, 12/25/2059(1)(2)	102,580
	Arroyo Mortgage Trust
1,103,884	1.18%, 10/25/2048(1)(2)	996,253
638,098	2.96%, 10/25/2048(1)(2)	612,073
168,394	3.81%, 01/25/2049(1)(2)	164,249
	BRAVO Residential Funding Trust
371,240	0.94%, 02/25/2049(1)(2)	348,267
272,836	1.45%, 05/25/2060(1)(2)	266,889
	Bunker Hill Loan Depositary Trust
59,738	1.72%, 02/25/2055(1)(2)	59,391
142,665	2.72%, 11/25/2059(1)(3)	141,551
	Citigroup Mortgage Loan Trust, Inc.
250,219	3.11%, 02/25/2058(1)(2)	247,027
299,281	3.25%, 03/25/2061(1)(2)	294,197
	COLT Mortgage Loan Trust
346,451	0.80%, 07/27/2054(1)	313,246
1,549,354	0.91%, 06/25/2066(1)(2)	1,349,400
1,225,925	0.92%, 08/25/2066(1)(2)	1,040,636
3,108,980	0.96%, 09/27/2066(1)(2)	2,631,108
4,259,096	1.11%, 10/25/2066(1)(2)	3,696,987
447,134	1.33%, 10/26/2065(1)(2)	422,874
3,138,356	1.40%, 10/25/2066(1)(2)	2,707,190
1,146,269	COLT Pass-Through Certificates 0.86%, 05/25/2065(1)(2)	1,047,375
4,252,970	COLT Trust 1.39%, 01/25/2065(1)(2)	3,698,275
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.6% - (continued)
	Whole Loan Collateral CMO - 4.8% - (continued)
	CSMC Trust
$ 1,327,741	0.81%, 05/25/2065(1)(2)	$1,208,207
1,547,288	0.83%, 03/25/2056(1)(2)	1,300,884
2,407,595	1.02%, 04/25/2066(1)(2)	2,109,085
2,725,052	1.10%, 05/25/2066(1)(2)	2,379,923
2,280,914	1.17%, 07/25/2066(1)(2)	1,959,585
2,955,376	2.00%, 01/25/2060(1)(2)	2,681,771
847,259	2.21%, 05/25/2065(1)(3)	811,049
394,843	3.24%, 02/25/2050(1)(2)	378,950
	Deephaven Residential Mortgage Trust
228,816	0.72%, 05/25/2065(1)(2)	219,974
667,207	0.90%, 04/25/2066(1)(2)	593,684
	Ellington Financial Mortgage Trust
287,264	0.80%, 02/25/2066(1)(2)	251,813
638,981	0.93%, 06/25/2066(1)(2)	538,482
318,904	1.18%, 10/25/2065(1)(2)	301,624
84,967	2.74%, 11/25/2059(1)(2)	82,278
	GCAT Trust
1,170,233	0.87%, 01/25/2066(1)(2)	1,002,545
1,396,341	1.04%, 05/25/2066(1)(2)	1,183,773
1,840,674	1.09%, 05/25/2066(1)(2)	1,601,935
2,872,428	1.09%, 08/25/2066(1)(2)	2,410,126
4,177,274	1.26%, 07/25/2066(1)(2)	3,568,428
1,030,113	2.47%, 04/25/2065(1)(2)	986,276
343,985	2.56%, 04/25/2065(1)(3)	331,310
442,497	2.65%, 10/25/2068(1)(2)	431,217
167,679	3.25%, 01/25/2060(1)(3)	165,094
6,209,999	HTAP Issuer Trust 6.50%, 11/25/2042(1)	6,201,300
	Imperial Fund Mortgage Trust
1,928,760	1.07%, 06/25/2056(1)(2)	1,679,289
1,614,136	1.07%, 09/25/2056(1)(2)	1,392,563
2,195,348	1.60%, 11/25/2056(1)(2)	1,926,610
1,372,397	IMS Ecuadorian Mortgage Trust 3.40%, 08/18/2043(1)	1,340,509
216,792	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	209,051
	MFA Trust
341,719	0.85%, 01/25/2056(1)(2)	332,261
316,899	1.01%, 01/26/2065(1)(2)	301,314
746,808	1.03%, 11/25/2064(1)(2)	661,932
479,801	1.15%, 04/25/2065(1)(2)	454,627
1,635,489	1.91%, 11/25/2056(1)(2)	1,479,046
212,062	2.48%, 03/25/2065(1)(2)	205,991
	Mill City Mortgage Loan Trust
1,722,092	1.13%, 11/25/2060(1)(2)	1,654,249
753,030	2.75%, 07/25/2059(1)(2)	737,912
49,590	3.25%, 05/25/2062(1)(2)	49,258
313,143	3.50%, 08/25/2058(1)(2)	309,130
	New Residential Mortgage Loan Trust
190,335	0.94%, 10/25/2058(1)(2)	187,406
224,984	1.65%, 05/24/2060(1)(2)	219,630
608,876	2.46%, 01/26/2060(1)(2)	573,447
164,212	3.25%, 09/25/2056(1)(2)	156,042
224,403	3.50%, 12/25/2057(1)(2)	218,084
147,334	3.75%, 11/26/2035(1)(2)	143,230
106,101	3.75%, 03/25/2056(1)(2)	102,832
182,269	3.75%, 11/25/2056(1)(2)	175,432
515,098	3.76%, 09/25/2057(1)(2)	490,188
311,637	4.00%, 02/25/2057(1)(2)	304,041
320,953	4.00%, 03/25/2057(1)(2)	312,129
220,172	4.00%, 04/25/2057(1)(2)	213,460
286,853	4.00%, 05/25/2057(1)(2)	276,768
266,205	4.00%, 12/25/2057(1)(2)	260,510
588,393	4.86%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	578,058
The accompanying notes are an integral part of these financial statements.

82

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.6% - (continued)
	Whole Loan Collateral CMO - 4.8% - (continued)
	OBX Trust
$ 810,371	1.05%, 07/25/2061(1)(2)	$668,563
2,827,337	1.10%, 05/25/2061(1)(2)	2,351,344
3,494,092	1.96%, 10/25/2061(1)(2)	3,018,394
556,832	3.50%, 12/25/2049(1)(2)	502,367
36,486	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(2)	36,245
10,346	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(2)	10,255
4,217,929	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(2)	3,565,807
784,613	STAR Trust 1.22%, 05/25/2065(1)(2)	737,821
	Starwood Mortgage Residential Trust
1,478,849	1.13%, 06/25/2056(1)(2)	1,311,037
132,538	1.49%, 04/25/2065(1)(2)	129,318
85,715	2.28%, 02/25/2050(1)(2)	82,413
	Towd Point Mortgage Trust
1,684,311	1.75%, 10/25/2060(1)	1,538,703
159,572	2.75%, 10/25/2057(1)(2)	157,133
2,642,842	2.90%, 10/25/2059(1)(2)	2,541,478
214,670	3.25%, 03/25/2058(1)(2)	212,413
997,965	TRK Trust 1.15%, 07/25/2056(1)(2)	907,348
	Verus Securitization Trust
724,374	0.82%, 01/25/2066(1)(2)	652,374
827,659	0.92%, 02/25/2064(1)(2)	773,788
2,433,894	1.01%, 09/25/2066(1)(2)	2,108,222
696,588	1.02%, 04/25/2064(1)(2)	661,521
565,443	1.03%, 02/25/2066(1)(2)	515,860
470,376	Visio Trust 1.28%, 05/25/2056(1)	438,331
		102,249,464
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $467,358,677)	$456,447,480
CORPORATE BONDS - 47.1%
	Aerospace & Defense - 0.6%
1,215,000	Boeing Co. 6.26%, 05/01/2027	$1,248,507
790,000	HEICO Corp. 5.25%, 08/01/2028	813,578
4,265,000	L3Harris Technologies, Inc. 5.05%, 06/01/2029	4,382,367
845,000	Northrop Grumman Corp. 4.65%, 07/15/2030	860,783
4,950,000	TransDigm, Inc. 4.88%, 05/01/2029	4,904,425
		12,209,660
	Agriculture - 0.1%
2,500,000	Philip Morris International, Inc. 4.88%, 02/13/2029	2,552,632
	Apparel - 0.5%
9,025,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	9,612,275
	Auto Manufacturers - 1.0%
	Ford Motor Credit Co. LLC
4,275,000	2.70%, 08/10/2026	4,214,379
4,250,000	3.38%, 11/13/2025	4,248,302
	General Motors Financial Co., Inc.
6,325,000	4.20%, 10/27/2028	6,309,622
2,000,000	5.55%, 07/15/2029	2,073,199
4,000,000	Hyundai Capital America 5.30%, 01/08/2029(1)	4,104,689
		20,950,191
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.1% - (continued)
	Auto Parts & Equipment - 0.1%
$ 700,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 02/15/2030(1)	$725,676
1,250,000	Goodyear Tire & Rubber Co. 5.00%, 07/15/2029	1,189,772
		1,915,448
	Beverages - 0.7%
2,825,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	2,886,667
1,335,000	Coca-Cola Consolidated, Inc. 5.25%, 06/01/2029	1,382,473
5,375,000	JDE Peet's NV 1.38%, 01/15/2027(1)	5,186,835
5,800,000	Keurig Dr. Pepper, Inc. 4.60%, 05/15/2030	5,817,649
		15,273,624
	Biotechnology - 0.6%
	Illumina, Inc.
4,780,000	4.65%, 09/09/2026	4,792,676
2,750,000	5.80%, 12/12/2025	2,750,829
5,275,000	Royalty Pharma PLC 4.45%, 03/25/2031	5,240,154
		12,783,659
	Chemicals - 0.4%
	Celanese U.S. Holdings LLC
3,181,000	6.67%, 07/15/2027(3)	3,265,382
3,515,000	6.85%, 11/15/2028(3)	3,640,904
800,000	International Flavors & Fragrances, Inc. 4.45%, 09/26/2028	802,314
		7,708,600
	Commercial Banks - 10.8%
	Bank of America Corp.
4,825,000	4.62%, 05/09/2029, (4.62% fixed rate until 05/09/2028; 6 mo. USD SOFR + 1.11% thereafter)(2)	4,883,051
2,500,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(2)	2,503,649
4,000,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(2)	4,096,658
9,500,000	5.29%, 04/25/2034, (5.29% fixed rate until 04/25/2033; 6 mo. USD SOFR + 1.91% thereafter)(2)	9,829,492
5,200,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(2)	5,427,175
3,500,000	Bank of New York Mellon Corp. 6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(2)	3,721,267
2,500,000	Barclays PLC 6.49%, 09/13/2029, (6.49% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.22% thereafter)(2)	2,641,207
3,500,000	BNP Paribas SA 5.50%, 05/20/2030, (5.50% fixed rate until 05/20/2029; 6 mo. USD SOFR + 1.59% thereafter)(1)(2)	3,618,032
	BPCE SA
2,325,000	5.39%, 05/28/2031, (5.39% fixed rate until 05/28/2030; 6 mo. USD SOFR + 1.58% thereafter)(1)(2)	2,382,960
4,035,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(2)	4,176,882
3,120,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(2)	3,309,326
The accompanying notes are an integral part of these financial statements.

83

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.1% - (continued)
	Commercial Banks - 10.8% - (continued)
$ 4,130,000	CaixaBank SA 5.67%, 03/15/2030, (5.67% fixed rate until 03/15/2029; 6 mo. USD SOFR + 1.78% thereafter)(1)(2)	$4,293,166
3,325,000	Citibank NA 4.84%, 08/06/2029	3,406,067
	Citigroup, Inc.
5,425,000	4.54%, 09/19/2030, (4.54% fixed rate until 09/19/2029; 6 mo. USD SOFR + 1.34% thereafter)(2)	5,460,473
5,000,000	5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(2)	5,131,867
10,050,000	Deutsche Bank AG 4.95%, 08/04/2031, (4.95% fixed rate until 08/04/2030; 6 mo. USD SOFR + 1.30% thereafter)(2)	10,144,418
	Goldman Sachs Group, Inc.
11,050,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 6 mo. USD SOFR + 1.41% thereafter)(2)	10,138,297
5,550,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(2)	5,727,074
3,190,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(2)	3,333,479
5,000,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(2)	5,312,896
	HSBC Holdings PLC
2,405,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(2)	2,423,736
3,530,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(2)	3,677,687
	Huntington Bancshares, Inc.
3,000,000	4.44%, 08/04/2028, (4.44% fixed rate until 08/04/2027; 6 mo. USD SOFR + 1.97% thereafter)(2)	3,011,228
4,890,000	6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(2)	5,133,490
	JP Morgan Chase & Co.
3,000,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(2)	3,009,629
4,645,000	4.98%, 07/22/2028, (4.98% fixed rate until 07/22/2027; 6 mo. USD SOFR + 0.93% thereafter)(2)	4,711,889
4,450,000	5.01%, 01/23/2030, (5.01% fixed rate until 01/23/2029; 6 mo. USD SOFR + 1.31% thereafter)(2)	4,558,195
5,550,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(2)	5,734,456
2,405,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(2)	2,476,097
9,575,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(2)	9,940,638
2,000,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(2)	2,107,808
8,600,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	8,703,291
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.1% - (continued)
	Commercial Banks - 10.8% - (continued)
	Morgan Stanley
$ 5,750,000	4.99%, 04/12/2029, (4.99% fixed rate until 04/12/2028; 6 mo. USD SOFR + 1.38% thereafter)(2)	$5,856,926
1,990,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(2)	2,034,484
5,000,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(2)	5,134,641
5,550,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(2)	5,729,746
3,525,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(2)	3,677,145
1,990,000	Morgan Stanley Private Bank NA 4.73%, 07/18/2031, (4.73% fixed rate until 07/18/2030; 6 mo. USD SOFR + 1.08% thereafter)(2)	2,021,243
5,300,000	PNC Financial Services Group, Inc. 6.62%, 10/20/2027, (6.62% fixed rate until 10/20/2026; 6 mo. USD SOFR + 1.73% thereafter)(2)	5,419,416
6,025,000	Royal Bank of Canada 4.70%, 08/06/2031, (4.70% fixed rate until 08/06/2030; 6 mo. USD SOFR + 1.06% thereafter)(2)	6,101,106
2,500,000	Santander U.K. Group Holdings PLC 6.53%, 01/10/2029, (6.53% fixed rate until 01/10/2028; 6 mo. USD SOFR + 2.60% thereafter)(2)	2,612,873
4,755,000	Standard Chartered PLC 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(2)	5,075,104
3,000,000	Synchrony Bank 5.63%, 08/23/2027	3,061,638
4,650,000	Truist Bank 4.14%, 10/23/2029, (4.14% fixed rate until 10/23/2028; 6 mo. USD SOFR + 0.91% thereafter)(2)	4,631,677
	Wells Fargo & Co.
5,000,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(2)	4,958,018
2,730,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(2)	2,760,384
3,565,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(2)	3,676,596
2,605,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(2)	2,680,403
5,000,000	5.71%, 04/22/2028, (5.71% fixed rate until 04/22/2027; 6 mo. USD SOFR + 1.07% thereafter)(2)	5,109,508
2,135,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(2)	2,258,484
		227,824,972
	Commercial Services - 0.5%
2,995,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	2,929,838
The accompanying notes are an integral part of these financial statements.

84

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.1% - (continued)
	Commercial Services - 0.5% - (continued)
$ 3,820,000	Element Fleet Management Corp. 5.64%, 03/13/2027(1)	$3,890,111
3,440,000	ERAC USA Finance LLC 5.00%, 02/15/2029(1)	3,525,203
		10,345,152
	Construction Materials - 0.6%
9,875,000	JH North America Holdings, Inc. 5.88%, 01/31/2031(1)(4)	10,057,836
3,000,000	Lennox International, Inc. 5.50%, 09/15/2028	3,098,837
		13,156,673
	Distribution/Wholesale - 0.2%
4,650,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	4,908,889
	Diversified Financial Services - 3.5%
5,525,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.38%, 12/15/2031	5,717,473
4,000,000	American Express Co. 5.53%, 04/25/2030, (5.53% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.09% thereafter)(2)	4,174,625
	Aviation Capital Group LLC
2,800,000	4.80%, 10/24/2030(1)	2,797,248
3,000,000	6.75%, 10/25/2028(1)	3,183,771
	Capital One Financial Corp.
2,215,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(2)	2,268,862
3,120,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(2)	3,270,108
5,900,000	Equitable America Global Funding 4.95%, 06/09/2030(1)	6,012,570
4,155,000	GGAM Finance Ltd. 8.00%, 06/15/2028(1)(4)	4,406,955
5,000,000	Macquarie Airfinance Holdings Ltd. 6.40%, 03/26/2029(1)	5,255,664
5,175,000	Navient Corp. 5.50%, 03/15/2029(4)	5,082,017
8,600,000	Rocket Cos., Inc. 6.13%, 08/01/2030(1)	8,870,926
	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
6,070,000	2.88%, 10/15/2026(1)	5,958,347
9,150,000	3.63%, 03/01/2029(1)	8,790,465
7,050,000	Synchrony Financial 5.02%, 07/29/2029, (5.02% fixed rate until 07/29/2028; 6 mo. USD SOFR + 1.40% thereafter)(2)	7,102,261
		72,891,292
	Electric - 1.8%
4,900,000	AES Andes SA 6.30%, 03/15/2029(5)	5,070,613
	Alliant Energy Finance LLC
4,085,000	5.40%, 06/06/2027(1)	4,137,492
3,575,000	5.95%, 03/30/2029(1)	3,741,635
475,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026(3)	472,718
1,280,000	Duke Energy Carolinas LLC 4.85%, 03/15/2030	1,315,779
2,180,000	Edison International 5.25%, 11/15/2028	2,194,915
1,100,000	Electricite de France SA 5.70%, 05/23/2028(1)	1,135,719
500,000	FirstEnergy Pennsylvania Electric Co. 5.20%, 04/01/2028(1)	510,946
3,585,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	3,632,050
	Public Service Enterprise Group, Inc.
4,355,000	5.20%, 04/01/2029	4,484,124
10,350,000	5.88%, 10/15/2028	10,835,131
		37,531,122
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.1% - (continued)
	Electronics - 0.8%
	Flex Ltd.
$ 4,850,000	3.75%, 02/01/2026	$4,836,018
3,775,000	6.00%, 01/15/2028	3,899,536
4,000,000	Jabil, Inc. 1.70%, 04/15/2026	3,954,817
4,150,000	TD SYNNEX Corp. 1.75%, 08/09/2026	4,070,156
		16,760,527
	Energy-Alternate Sources - 0.2%
4,565,000	TerraForm Power Operating LLC 5.00%, 01/31/2028(1)	4,548,141
	Entertainment - 0.5%
5,300,000	Caesars Entertainment, Inc. 4.63%, 10/15/2029(1)(4)	4,986,201
662,000	Jacobs Entertainment, Inc. 6.75%, 02/15/2029(1)	641,313
2,275,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(4)	2,118,642
2,051,000	Warnermedia Holdings, Inc. 3.76%, 03/15/2027	2,030,367
		9,776,523
	Food - 0.6%
4,775,000	Bimbo Bakeries USA, Inc. 6.05%, 01/15/2029(5)	5,008,163
4,875,000	Post Holdings, Inc. 6.38%, 03/01/2033(1)	4,937,371
1,990,000	Tyson Foods, Inc. 5.40%, 03/15/2029	2,053,467
		11,999,001
	Forest Products & Paper - 0.2%
5,100,000	Suzano Austria GmbH 5.00%, 01/15/2030	5,125,500
	Gas - 0.2%
3,590,000	Southern Co. Gas Capital Corp. 4.05%, 09/15/2028	3,583,987
	Healthcare - Products - 0.4%
2,239,000	Solventum Corp. 5.40%, 03/01/2029	2,315,642
5,575,000	Stryker Corp. 4.85%, 02/10/2030	5,717,992
		8,033,634
	Healthcare - Services - 1.9%
13,410,000	Adventist Health System 4.74%, 12/01/2030	13,503,948
3,206,000	Beth Israel Lahey Health, Inc. 2.22%, 07/01/2028	2,998,917
7,455,000	HCA, Inc. 4.30%, 11/15/2030(4)	7,418,719
4,755,000	Icon Investments Six DAC 5.85%, 05/08/2029	4,967,934
	IQVIA, Inc.
3,000,000	5.70%, 05/15/2028	3,089,859
8,740,000	6.25%, 02/01/2029	9,207,127
		41,186,504
	Household Products - 0.1%
1,765,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.60%, 01/15/2031(1)	1,770,941
	Insurance - 3.4%
5,325,000	Acrisure LLC/Acrisure Finance, Inc. 6.75%, 07/01/2032(1)	5,461,107
	Athene Global Funding
3,000,000	1.73%, 10/02/2026(1)	2,933,854
7,215,000	5.58%, 01/09/2029(1)	7,425,335
3,020,000	Brighthouse Financial Global Funding 1.55%, 05/24/2026(1)	2,970,221
2,355,000	CNO Global Funding 1.75%, 10/07/2026(1)	2,301,948
	Corebridge Global Funding
5,225,000	4.45%, 10/02/2030(1)	5,198,809
2,700,000	5.20%, 01/12/2029(1)	2,772,223
The accompanying notes are an integral part of these financial statements.

85

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.1% - (continued)
	Insurance - 3.4% - (continued)
$ 1,870,000	5.90%, 09/19/2028(1)	$1,954,951
2,340,000	F&G Global Funding 4.65%, 09/08/2028(1)	2,347,567
1,490,000	Fortitude Global Funding 4.63%, 10/06/2028(1)	1,491,331
	GA Global Funding Trust
3,675,000	5.40%, 01/13/2030(1)	3,781,705
5,740,000	5.50%, 01/08/2029(1)	5,919,955
10,425,000	Horace Mann Educators Corp. 4.70%, 10/01/2030	10,335,635
5,000,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	5,045,182
5,900,000	Protective Life Global Funding 4.80%, 06/05/2030(1)	5,990,237
	RGA Global Funding
2,575,000	5.45%, 05/24/2029(1)	2,670,057
3,675,000	6.00%, 11/21/2028(1)	3,856,784
		72,456,901
	Internet - 0.1%
2,375,000	Meta Platforms, Inc. 4.60%, 11/15/2032	2,386,938
	Investment Company Security - 1.1%
	Ares Capital Corp.
4,000,000	5.88%, 03/01/2029	4,094,765
4,000,000	5.95%, 07/15/2029	4,104,665
5,560,000	7.00%, 01/15/2027	5,710,373
10,225,000	HPS Corporate Lending Fund 4.90%, 09/11/2028(1)	10,150,387
		24,060,190
	IT Services - 0.5%
5,875,000	CACI International, Inc. 6.38%, 06/15/2033(1)	6,108,355
4,225,000	DXC Technology Co. 1.80%, 09/15/2026	4,130,951
		10,239,306
	Leisure Time - 0.8%
10,425,000	Carnival Corp. 5.13%, 05/01/2029(1)	10,553,881
6,700,000	Royal Caribbean Cruises Ltd. 5.38%, 07/15/2027(1)	6,752,583
		17,306,464
	Lodging - 0.4%
375,000	Las Vegas Sands Corp. 6.00%, 08/15/2029	390,612
2,500,000	Marriott International, Inc. 5.55%, 10/15/2028	2,598,373
6,600,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)(4)	6,492,849
		9,481,834
	Machinery-Diversified - 0.5%
	Regal Rexnord Corp.
2,375,000	6.05%, 02/15/2026	2,381,995
7,030,000	6.05%, 04/15/2028	7,271,980
		9,653,975
	Media - 0.4%
5,150,000	CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 03/01/2030(1)	4,896,955
2,565,000	Cox Communications, Inc. 5.45%, 09/15/2028(1)	2,638,692
		7,535,647
	Mining - 0.2%
3,800,000	Glencore Funding LLC 6.13%, 10/06/2028(1)	3,990,196
	Oil & Gas - 0.6%
1,260,000	Aker BP ASA 5.60%, 06/13/2028(1)	1,297,059
2,560,000	Ovintiv, Inc. 5.65%, 05/15/2028	2,632,106
	Var Energi ASA
4,000,000	5.00%, 05/18/2027(1)	4,030,497
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.1% - (continued)
	Oil & Gas - 0.6% - (continued)
$ 880,000	5.88%, 05/22/2030(1)	$915,710
4,340,000	7.50%, 01/15/2028(1)	4,595,721
		13,471,093
	Oil & Gas Services - 0.4%
1,620,000	Schlumberger Holdings Corp. 5.00%, 11/15/2029(1)	1,666,563
7,625,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(1)	7,875,405
		9,541,968
	Packaging & Containers - 0.4%
	Berry Global, Inc.
2,000,000	1.65%, 01/15/2027	1,935,402
2,140,000	5.50%, 04/15/2028	2,201,032
4,450,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	4,383,901
		8,520,335
	Pharmaceuticals - 0.1%
3,028,000	Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	3,027,493
	Pipelines - 2.7%
4,250,000	Buckeye Partners LP 6.88%, 07/01/2029(1)	4,401,453
	Columbia Pipelines Holding Co. LLC
1,270,000	5.10%, 10/01/2031(1)	1,292,565
3,680,000	6.04%, 08/15/2028(1)	3,832,254
755,000	6.06%, 08/15/2026(1)	763,510
	Energy Transfer LP
3,000,000	5.55%, 02/15/2028	3,085,141
905,000	6.10%, 12/01/2028	950,563
5,000,000	Kinder Morgan, Inc. 5.00%, 02/01/2029	5,111,794
	ONEOK, Inc.
10,100,000	4.95%, 10/15/2032	10,116,088
2,350,000	5.65%, 11/01/2028	2,436,132
10,225,000	Plains All American Pipeline LP/PAA Finance Corp. 4.70%, 01/15/2031	10,247,358
3,000,000	Targa Resources Corp. 6.15%, 03/01/2029	3,157,713
5,800,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(1)	6,378,254
4,265,000	Western Midstream Operating LP 6.35%, 01/15/2029	4,486,528
		56,259,353
	Real Estate - 0.6%
6,000,000	CBRE Services, Inc. 5.50%, 04/01/2029	6,218,072
6,980,000	Jones Lang LaSalle, Inc. 6.88%, 12/01/2028	7,478,912
		13,696,984
	Real Estate Investment Trusts - 3.9%
3,500,000	American Tower Corp. 5.50%, 03/15/2028	3,600,328
6,335,000	American Tower Trust I 5.49%, 03/15/2053(1)	6,447,414
3,800,000	Brandywine Operating Partnership LP 8.88%, 04/12/2029	4,127,956
2,645,000	COPT Defense Properties LP 2.25%, 03/15/2026	2,618,580
5,900,000	Cousins Properties LP 5.25%, 07/15/2030	6,028,601
	Crown Castle, Inc.
5,000,000	1.05%, 07/15/2026	4,888,217
4,875,000	4.80%, 09/01/2028	4,933,986
	Hudson Pacific Properties LP
6,375,000	3.95%, 11/01/2027	6,104,124
7,615,000	4.65%, 04/01/2029(4)	7,010,868
3,460,000	5.95%, 02/15/2028(4)	3,382,455
	Kilroy Realty LP
4,125,000	4.25%, 08/15/2029	4,027,023
1,560,000	5.88%, 10/15/2035	1,575,065
The accompanying notes are an integral part of these financial statements.

86

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 47.1% - (continued)
	Real Estate Investment Trusts - 3.9% - (continued)
$ 1,010,000	LXP Industrial Trust 6.75%, 11/15/2028	$1,073,223
3,325,000	Piedmont Operating Partnership LP 9.25%, 07/20/2028(4)	3,679,482
765,000	Prologis LP 4.75%, 01/15/2031	780,899
	SBA Tower Trust
1,010,000	1.63%, 05/15/2051(1)	981,451
1,390,000	1.88%, 07/15/2050(1)	1,382,526
5,410,000	4.83%, 10/15/2029(1)	5,424,541
5,000,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	4,988,196
9,050,000	XHR LP 6.63%, 05/15/2030(1)	9,237,507
		82,292,442
	Retail - 1.1%
2,780,000	Group 1 Automotive, Inc. 4.00%, 08/15/2028(1)(4)	2,697,111
8,985,000	Lithia Motors, Inc. 5.50%, 10/01/2030(1)	9,000,634
5,800,000	QXO Building Products, Inc. 6.75%, 04/30/2032(1)	6,004,468
5,825,000	Starbucks Corp. 4.50%, 05/15/2028	5,877,557
		23,579,770
	Savings & Loans - 0.3%
5,975,000	Nationwide Building Society 4.65%, 07/14/2029, (4.65% fixed rate until 07/14/2028; 6 mo. USD SOFR + 1.06% thereafter)(1)(2)	6,022,408
	Semiconductors - 1.0%
	Broadcom, Inc.
2,750,000	5.05%, 04/15/2030	2,842,864
2,750,000	5.20%, 04/15/2032	2,861,044
3,520,000	Foundry JV Holdco LLC 5.90%, 01/25/2030(1)	3,699,418
	Marvell Technology, Inc.
1,850,000	4.88%, 06/22/2028	1,877,479
815,000	5.75%, 02/15/2029	851,008
3,000,000	Microchip Technology, Inc. 5.05%, 03/15/2029	3,058,305
5,610,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	5,524,666
		20,714,784
	Software - 0.5%
3,770,000	Open Text Corp. 6.90%, 12/01/2027(1)	3,924,336
5,575,000	Oracle Corp. 4.80%, 08/03/2028	5,655,070
		9,579,406
	Telecommunications - 1.3%
9,875,000	Level 3 Financing, Inc. 6.88%, 06/30/2033(1)	10,114,834
6,000,000	NTT Finance Corp. 4.88%, 07/16/2030(1)	6,113,525
10,195,000	Rogers Communications, Inc. 5.00%, 02/15/2029	10,381,251
		26,609,610
	Trucking & Leasing - 0.5%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
3,000,000	1.20%, 11/15/2025(1)	2,996,193
2,275,000	4.40%, 07/01/2027(1)	2,280,002
2,795,000	5.35%, 03/30/2029(1)	2,875,682
2,645,000	5.70%, 02/01/2028(1)	2,718,736
		10,870,613
	Total Corporate Bonds (cost $971,351,958)	$993,746,657
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
	Hungary - 0.2%
$ 3,640,000	Hungary Government International Bonds 5.38%, 09/26/2030(1)	$3,751,233
	Mexico - 0.5%
10,350,000	Mexico Government International Bonds 4.75%, 03/22/2031	10,271,340
	Total Foreign Government Obligations (cost $13,932,656)	$14,022,573
MUNICIPAL BONDS - 0.5%
	General Obligation - 0.4%
8,921,814	State of Illinois, IL, GO 5.10%, 06/01/2033	$9,114,085
	Medical - 0.1%
1,875,000	Oklahoma Dev Finance Auth, OK, Rev, (AG) 5.45%, 08/15/2028	1,912,037
	Total Municipal Bonds (cost $10,929,599)	$11,026,122
SENIOR FLOATING RATE INTERESTS - 12.9%(6)
	Advertising - 0.0%
515,000	Wasserman Media Group LLC 6.99%, 06/23/2032, 1 mo. USD Term SOFR + 3.00%	$516,931
	Aerospace & Defense - 0.3%
	Air Comm Corp. LLC
199,324	6.72%, 12/11/2031, 1 mo. USD Term SOFR + 2.75%	199,200
9,692	6.74%, 12/11/2031, 3 mo. USD Term SOFR + 2.75%(7)	9,686
487,550	Barnes Group, Inc. 6.71%, 01/27/2032, 1 mo. USD Term SOFR + 2.75%	486,941
1,062,150	Spirit AeroSystems, Inc. 8.34%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	1,063,148
3,797,556	TransDigm, Inc. 6.50%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	3,801,733
		5,560,708
	Airlines - 0.2%
246,250	Air Canada 5.96%, 03/21/2031, 1 mo. USD Term SOFR + 2.00%	246,373
	American Airlines, Inc.
759,931	6.13%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	760,539
1,089,525	7.13%, 05/28/2032, 3 mo. USD Term SOFR + 3.25%	1,092,794
608,850	JetBlue Airways Corp. 8.75%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	577,494
1,329,776	SkyMiles IP Ltd. 5.38%, 10/20/2028, 3 mo. USD Term SOFR + 1.50%	1,334,549
752,400	Vista Management Holding, Inc. 7.74%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	757,103
		4,768,852
	Apparel - 0.3%
2,685,093	ABG Intermediate Holdings 2 LLC 6.21%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	2,681,736
415,000	Beach Acquisition Bidco LLC 7.31%, 09/12/2032, 3 mo. USD Term SOFR + 3.25%	416,901
The accompanying notes are an integral part of these financial statements.

87

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(6) - (continued)
	Apparel - 0.3% - (continued)
$ 806,250	Crocs, Inc. 6.25%, 02/19/2029, 3 mo. USD Term SOFR + 2.25%	$810,620
1,031,850	Hanesbrands, Inc. 6.71%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	1,033,574
798,488	Varsity Brands, Inc. 7.03%, 08/26/2031, 3 mo. USD Term SOFR + 3.00%	799,885
		5,742,716
	Auto Parts & Equipment - 0.2%
395,000	American Axle & Manufacturing, Inc. 7.27%, 02/24/2032, 1 mo. USD Term SOFR + 3.25%	392,037
	Clarios Global LP
EUR 1,268,005	4.89%, 07/16/2031, 1 mo. EURIBOR + 3.00%	1,464,211
$ 1,118,721	6.46%, 05/06/2030, 1 mo. USD Term SOFR + 2.50%	1,118,028
	First Brands Group LLC
101,440	5.53%, 06/29/2026, 1 mo. USD Term SOFR + 1.55%	107,411
896,259	9.10%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	88,129
289,830	11.13%, 06/26/2026, U.S. (Fed) Prime Rate + 9.00%	116,196
		3,286,012
	Beverages - 0.0%
589,740	Pegasus BidCo BV 6.76%, 07/12/2029, 3 mo. USD Term SOFR + 2.75%	592,441
	Chemicals - 0.2%
1,112,556	Axalta Coating Systems U.S. Holdings, Inc. 5.75%, 12/20/2029, 3 mo. USD Term SOFR + 1.75%	1,113,625
1,091,638	Element Solutions, Inc. 5.71%, 12/18/2030, 1 mo. USD Term SOFR + 1.75%	1,097,402
246,396	Nouryon Finance BV 7.04%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	245,781
420,000	Olympus Water U.S. Holding Corp. 7.29%, 07/23/2032, 1 mo. USD Term SOFR + 3.25%	417,900
980,000	Qnity Electronics, Inc. 5.98%, 08/12/2032, 1 mo. USD Term SOFR + 2.00%	979,392
	Tronox Finance LLC
986,669	6.25%, 04/04/2029, 3 mo. USD Term SOFR + 2.25%	764,056
836,751	6.49%, 09/30/2031, 1 mo. USD Term SOFR + 2.50%	596,026
		5,214,182
	Commercial Services - 1.2%
1,020,000	Allied Universal Holdco LLC 7.31%, 08/20/2032, 1 mo. USD Term SOFR + 3.25%	1,023,601
893,581	APi Group DE, Inc. 5.71%, 01/03/2029, 1 mo. USD Term SOFR + 1.75%	894,233
1,034,570	Belron Finance 2019 LLC 6.74%, 10/16/2031, 3 mo. USD Term SOFR + 2.25%	1,038,884
EUR 1,443,965	Boels Topholding BV 4.68%, 05/23/2031, 1 mo. EURIBOR + 2.75%	1,669,597
$ 838,673	Boost Newco Borrower LLC 6.00%, 01/31/2031, 3 mo. USD Term SOFR + 2.00%	840,510
498,170	BrightView Landscapes LLC 5.84%, 04/20/2029, 3 mo. USD Term SOFR + 2.00%	496,925
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(6) - (continued)
	Commercial Services - 1.2% - (continued)
$ 1,137,733	Cimpress PLC 6.46%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	$1,138,677
1,175,056	Corp. Service Co. 5.96%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	1,168,452
1,674,852	Ensemble RCM LLC 6.84%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,680,865
929,000	Evertec Group LLC 6.21%, 10/30/2030, 1 mo. USD Term SOFR + 2.25%	930,161
1,204,408	First Advantage Holdings LLC 6.71%, 10/31/2031, 1 mo. USD Term SOFR + 2.75%	1,169,781
1,603,829	Fugue Finance BV 6.95%, 01/09/2032, 3 mo. USD Term SOFR + 2.75%	1,605,833
538,201	OMNIA Partners LLC 6.36%, 07/25/2030, 3 mo. USD Term SOFR + 2.50%	538,201
520,000	Shift4 Payments LLC 6.50%, 06/30/2032, 3 mo. USD Term SOFR + 2.50%	522,818
2,438,047	Trans Union LLC 5.71%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	2,434,178
2,164,531	United Rentals, Inc. 5.46%, 02/14/2031, 1 mo. USD Term SOFR + 1.50%	2,172,648
240,000	Valvoline, Inc. 5.98%, 03/19/2032, 1 mo. USD Term SOFR + 2.00%	240,240
EUR 1,487,500	Verisure Holding AB 5.00%, 03/27/2028, 3 mo. EURIBOR + 3.00%	1,713,675
$ 552,781	Vestis Corp. 6.45%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	524,219
2,575,219	WEX, Inc. 5.71%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	2,566,360
		24,369,858
	Construction Materials - 0.4%
1,465,330	Chamberlain Group, Inc. 6.96%, 09/08/2032, 1 mo. USD Term SOFR + 3.00%	1,468,993
	Emerald Borrower LP
953,910	6.12%, 08/04/2031, 6 mo. USD Term SOFR + 2.25%	949,875
1,008,693	6.45%, 05/31/2030, 3 mo. USD Term SOFR + 2.25%	1,005,636
834,508	MI Windows & Doors LLC 6.71%, 03/28/2031, 1 mo. USD Term SOFR + 2.75%	835,034
	Quikrete Holdings, Inc.
2,191,118	6.21%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	2,193,726
507,450	6.21%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	507,902
666,034	Standard Industries, Inc. 5.75%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	667,699
1,550,301	Zurn Holdings, Inc. 6.08%, 10/04/2028, 1 mo. USD Term SOFR + 2.00%	1,555,278
		9,184,143
	Distribution/Wholesale - 0.3%
4,127,541	American Builders & Contractors Supply Co., Inc. 5.71%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	4,141,451
1,801,277	Core & Main LP 5.99%, 07/27/2028, 1 mo. USD Term SOFR + 2.00%	1,800,520
994,845	Windsor Holdings III LLC 6.73%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	992,359
		6,934,330
The accompanying notes are an integral part of these financial statements.

88

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(6) - (continued)
	Diversified Financial Services - 0.5%
$ 1,015,000	Advisor Group, Inc. 6.96%, 07/30/2032, 1 mo. USD Term SOFR + 3.00%	$1,016,269
1,905,674	Blackhawk Network Holdings, Inc. 7.96%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	1,911,925
535,000	CFC Bidco 2022 Ltd. 7.74%, 07/01/2032, 3 mo. USD Term SOFR + 3.75%	522,294
2,431,430	Corpay Technologies Operating Co. LLC 5.81%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	2,429,752
817,934	CPI Holdco B LLC 5.96%, 05/19/2031, 1 mo. USD Term SOFR + 2.00%	817,280
316,000	Delos Aircraft DAC 5.75%, 10/31/2027, 3 mo. USD Term SOFR + 1.75%	317,128
1,396,500	HighTower Holdings LLC 7.07%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	1,394,754
1,042,761	Russell Investments U.S. Institutional Holdco, Inc. 8.84%, 05/30/2027, 3 mo. USD Term SOFR + 5.00%(8)	1,009,528
1,624,368	Setanta Aircraft Leasing DAC 5.75%, 11/05/2028, 3 mo. USD Term SOFR + 1.75%	1,629,858
		11,048,788
	Electric - 0.1%
1,573,896	Constellation Renewables LLC 6.20%, 12/15/2027, 3 mo. USD Term SOFR + 2.00%	1,571,598
	Electronics - 0.2%
1,014,535	Coherent Corp. 5.71%, 07/02/2029, 1 mo. USD Term SOFR + 1.75%	1,014,849
806,309	Ingram Micro, Inc. 6.25%, 09/22/2031, 3 mo. USD Term SOFR + 2.25%	807,986
1,197,000	LSF12 Crown U.S. Commercial Bidco LLC 7.66%, 12/02/2031, 1 mo. USD Term SOFR + 3.50%	1,203,356
279,300	MV Holding GmbH 6.22%, 03/17/2032, 1 mo. USD Term SOFR + 2.00%	279,998
1,390,000	Sanmina Corp. 5.99%, 08/06/2032, 1 mo. USD Term SOFR + 2.00%	1,390,000
		4,696,189
	Engineering & Construction - 0.3%
540,000	Blackfin Pipeline LLC 7.00%, 10/01/2032, 1 mo. USD Term SOFR + 3.00%	539,325
	Brown Group Holding LLC
2,068,189	6.46%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	2,073,235
940,251	6.73%, 07/01/2031, 1 mo. USD Term SOFR + 2.75%	943,777
287,825	Construction Partners, Inc. 6.46%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	288,185
336,875	Fluidra SA 5.99%, 01/29/2029, 1 mo. USD Term SOFR + 1.93%	336,979
1,040,438	KKR Apple Bidco LLC 6.46%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	1,042,852
1,172,062	Newly Weds Foods, Inc. 6.28%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	1,167,667
		6,392,020
	Entertainment - 0.7%
839,450	Caesars Entertainment, Inc. 6.21%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	831,752
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(6) - (continued)
	Entertainment - 0.7% - (continued)
$ 2,371,957	Cinemark USA, Inc. 6.23%, 05/24/2030, 1 mo. USD Term SOFR + 2.25%	$2,370,273
455,000	Delta 2 Lux SARL 6.00%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	455,141
233,825	DK Crown Holdings, Inc. 5.86%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	232,656
EUR 1,460,000	Dorna Sports SL 4.82%, 08/18/2032, 3 mo. EURIBOR + 2.75%	1,687,834
$ 932,662	EOC Borrower LLC 6.96%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	936,160
927,675	Flutter Financing BV 6.00%, 06/04/2032, 3 mo. USD Term SOFR + 2.00%	921,877
383,976	Great Canadian Gaming Corp. 8.75%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	381,096
498,750	Herschend Entertainment Co. LLC 7.21%, 05/27/2032, 1 mo. USD Term SOFR + 3.25%	500,620
653,362	Ontario Gaming GTA LP 8.24%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	611,168
706,275	Penn Entertainment, Inc. 6.46%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	707,116
2,812,261	Six Flags Entertainment Corp. 5.96%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	2,792,350
1,963,953	TKO Worldwide Holdings LLC 6.04%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	1,967,920
		14,395,963
	Environmental Control - 0.3%
2,500,000	Clean Harbors, Inc. 5.46%, 09/24/2032, 1 mo. USD Term SOFR + 1.50%	2,507,425
1,219,315	Filtration Group Corp. 6.71%, 10/21/2028, 1 mo. USD Term SOFR + 2.75%	1,223,631
580,000	GFL Environmental, Inc. 6.67%, 03/03/2032, 3 mo. USD Term SOFR + 2.50%	579,420
1,028,135	Reworld Holding Corp. 6.28%, 11/30/2028, 1 mo. USD Term SOFR + 2.25%	1,028,136
		5,338,612
	Food - 0.3%
287,821	Aspire Bakeries Holdings LLC 7.47%, 12/23/2030, 1 mo. USD Term SOFR + 3.50%	288,722
1,529,007	CHG PPC Parent LLC 7.08%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	1,534,741
2,000,000	Chobani LLC 6.24%, 10/22/2032, 1 mo. USD Term SOFR + 2.25%	2,003,760
	Froneri Lux Finco SARL
909,841	6.20%, 09/30/2031, 6 mo. USD Term SOFR + 2.00%	902,289
970,000	6.46%, 07/16/2032, 1 mo. USD Term SOFR + 2.50%	969,282
930,687	U.S. Foods, Inc. 5.71%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	935,471
753,351	UTZ Quality Foods LLC 6.50%, 01/29/2032, 3 mo. USD Term SOFR + 2.50%	752,319
		7,386,584
The accompanying notes are an integral part of these financial statements.

89

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(6) - (continued)
	Food Service - 0.1%
	Aramark Services, Inc.
$ 1,567,178	5.71%, 04/06/2028, 1 mo. USD Term SOFR + 1.75%	$1,567,507
1,400,825	6.03%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	1,401,918
		2,969,425
	Healthcare - Products - 0.1%
1,728,720	Medline Borrower LP 5.96%, 10/23/2028, 1 mo. USD Term SOFR + 2.00%	1,730,137
	Healthcare - Services - 0.3%
1,292,570	AHP Health Partners, Inc. 6.21%, 09/20/2032, 1 mo. USD Term SOFR + 2.25%	1,296,615
1,625,000	Aveanna Healthcare LLC 7.71%, 09/17/2032, 1 mo. USD Term SOFR + 3.75%	1,628,136
118,047	ICON Luxembourg SARL 6.00%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	118,535
1,208,567	IQVIA, Inc. 5.75%, 01/02/2031, 3 mo. USD Term SOFR + 1.75%	1,211,589
1,587,140	Surgery Center Holdings, Inc. 6.46%, 12/19/2030, 1 mo. USD Term SOFR + 2.50%	1,590,568
		5,845,443
	Holding Companies-Diversified - 0.1%
	GC Ferry Acquisition I, Inc.
271,250	1.75%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%(7)	270,610
1,588,750	7.71%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%	1,585,000
		1,855,610
	Home Builders - 0.1%
1,230,852	Installed Building Products, Inc. 5.71%, 03/28/2031, 1 mo. USD Term SOFR + 1.75%	1,230,852
	Home Furnishings - 0.1%
1,354,631	Somnigroup International, Inc. 6.21%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	1,360,835
	Household Products/Wares - 0.1%
1,210,569	Reynolds Consumer Products LLC 5.71%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	1,212,082
	Insurance - 1.0%
	Acrisure LLC
2,400,042	6.96%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	2,395,842
1,546,125	7.21%, 06/21/2032, 1 mo. USD Term SOFR + 3.25%	1,545,646
480,000	Alera Group, Inc. 7.21%, 05/31/2032, 1 mo. USD Term SOFR + 3.25%	482,294
727,760	Alliant Holdings Intermediate LLC 6.46%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	726,807
436,700	AmWINS Group, Inc. 6.25%, 01/30/2032, 3 mo. USD Term SOFR + 2.25%	437,154
	Asurion LLC
835,625	7.33%, 07/31/2027, 1 mo. USD Term SOFR + 3.25%	835,784
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(6) - (continued)
	Insurance - 1.0% - (continued)
$ 684,505	8.06%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	$684,991
2,391,571	8.21%, 09/19/2030, 1 mo. USD Term SOFR + 4.25%	2,380,617
547,368	8.33%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	548,983
1,055,000	9.33%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	1,032,085
2,099,438	HUB International Ltd. 6.12%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	2,105,926
1,162,276	Ryan Specialty Group LLC 5.96%, 09/15/2031, 1 mo. USD Term SOFR + 2.00%	1,162,765
3,422,500	Sedgwick Claims Management Services, Inc. 6.46%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	3,420,994
265,000	Trucordia Insurance Holdings LLC 7.21%, 06/17/2032, 1 mo. USD Term SOFR + 3.25%	265,663
1,673,952	Truist Insurance Holdings LLC 6.75%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	1,670,955
1,957,872	USI, Inc. 6.25%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	1,959,829
		21,656,335
	Internet - 0.3%
966,165	Endure Digital, Inc. 7.72%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	499,266
1,710,885	Gen Digital, Inc. 5.71%, 09/12/2029, 1 mo. USD Term SOFR + 1.75%	1,709,619
	Go Daddy Operating Co. LLC
889,599	5.71%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	887,705
926,707	5.71%, 05/30/2031, 1 mo. USD Term SOFR + 1.75%	923,908
	MH Sub I LLC
562,943	8.21%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	449,228
831,718	8.25%, 05/03/2028, 3 mo. USD Term SOFR + 4.25%	754,477
129,018	Proofpoint, Inc. 6.96%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	129,483
		5,353,686
	Investment Company Security - 0.0%
845,000	Gryphon Acquire Newco LLC 6.85%, 09/13/2032, 6 mo. USD Term SOFR + 3.00%	848,701
	IT Services - 0.6%
696,000	Amentum Government Services Holdings LLC 6.21%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	694,956
1,042,125	CACI International, Inc. 5.71%, 10/30/2031, 1 mo. USD Term SOFR + 1.75%	1,042,781
2,474,869	Fortress Intermediate 3, Inc. 7.11%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	2,477,962
905,450	Kaseya, Inc. 7.21%, 03/20/2032, 1 mo. USD Term SOFR + 3.25%	904,979
730,000	KnowBe4, Inc. 7.59%, 07/23/2032, 3 mo. USD Term SOFR + 3.75%	728,175
2,159,380	McAfee LLC 6.96%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	2,042,406
1,822,230	Peraton Corp. 7.69%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	1,568,157
The accompanying notes are an integral part of these financial statements.

90

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(6) - (continued)
	IT Services - 0.6% - (continued)
$ 1,634,118	Science Applications International Corp. 5.71%, 02/10/2031, 1 mo. USD Term SOFR + 1.75%	$1,639,740
540,758	Surf Holdings LLC 7.58%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	540,985
832,747	Tempo Acquisition LLC 5.71%, 08/31/2028, 1 mo. USD Term SOFR + 1.75%	809,614
		12,449,755
	Leisure Time - 0.1%
2,144,800	Hayward Industries, Inc. 6.58%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	2,150,162
947,925	MajorDrive Holdings IV LLC 8.26%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	918,151
		3,068,313
	Lodging - 0.2%
2,211,623	Four Seasons Hotels Ltd. 5.71%, 09/22/2032, 1 mo. USD Term SOFR + 1.75%	2,211,624
974,847	Hilton Domestic Operating Co., Inc. 5.74%, 11/08/2030, 1 mo. USD Term SOFR + 1.75%	976,845
1,241,100	Station Casinos LLC 5.96%, 03/14/2031, 1 mo. USD Term SOFR + 2.00%	1,241,311
650,000	Turquoise Topco Ltd. 7.23%, 07/31/2032, 1 mo. USD Term SOFR + 3.25%	640,250
		5,070,030
	Machinery-Construction & Mining - 0.1%
1,154,207	Terex Corp. 5.71%, 10/08/2031, 1 mo. USD Term SOFR + 1.75%	1,157,093
1,797,262	WEC U.S. Holdings Ltd. 6.38%, 01/27/2031, 1 mo. USD Term SOFR + 2.25%	1,801,036
		2,958,129
	Machinery-Diversified - 0.1%
1,792,143	TK Elevator Midco GmbH 7.20%, 04/30/2030, 6 mo. USD Term SOFR + 3.00%	1,802,232
	Media - 0.3%
806,870	Century De Buyer LLC 6.84%, 10/30/2030, 3 mo. USD Term SOFR + 3.00%	809,493
2,035,783	Charter Communications Operating LLC 6.24%, 12/15/2031, 3 mo. USD Term SOFR + 2.25%	2,031,161
21,928	Directv Financing LLC 9.10%, 08/02/2027, 3 mo. USD Term SOFR + 5.00%	21,925
421,676	EW Scripps Co. 9.90%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	426,331
1,390,000	Sunrise Financing Partnership 6.43%, 02/15/2032, 3 mo. USD Term SOFR + 2.50%	1,386,525
750,000	Versant Media Group, Inc. 7.54%, 10/23/2030, 1 mo. USD Term SOFR + 3.50%	746,565
		5,422,000
	Metal Fabricate/Hardware - 0.1%
1,259,598	AZZ, Inc. 5.71%, 05/13/2029, 1 mo. USD Term SOFR + 1.75%	1,262,432
	Mining - 0.1%
718,125	American Rock Salt Co. LLC 8.46%, 06/09/2028, 3 mo. USD Term SOFR + 4.00%	534,105
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(6) - (continued)
	Mining - 0.1% - (continued)
$ 361,815	Arsenal AIC Parent LLC 6.71%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	$362,268
950,225	Novelis Corp. 5.75%, 03/11/2032, 3 mo. USD Term SOFR + 1.75%	952,249
		1,848,622
	Miscellaneous Manufacturing - 0.2%
EUR 1,487,723	CeramTec AcquiCo GmbH 5.78%, 03/16/2029, 3 mo. EURIBOR + 3.75%	1,709,577
$ 2,083,914	John Bean Technologies Corp. 5.71%, 01/02/2032, 1 mo. USD Term SOFR + 1.75%	2,080,663
		3,790,240
	Oil & Gas - 0.0%
527,350	Hilcorp Energy I LP 6.03%, 02/11/2030, 1 mo. USD Term SOFR + 2.00%	527,682
	Oil & Gas Services - 0.0%
335,000	Deep Blue Operating I LLC 6.88%, 09/17/2032, 1 mo. USD Term SOFR + 2.75%	335,630
	Packaging & Containers - 0.3%
2,044,459	Berlin Packaging LLC 7.35%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	2,041,781
	Clydesdale Acquisition Holdings, Inc.
12,667	3.25%, 04/01/2032, 3 mo. USD Term SOFR + 3.25%(7)	12,632
967,867	7.14%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	967,112
745,465	7.21%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	743,460
1,665,000	Owens-Illinois, Inc. 6.96%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	1,660,138
1,877,306	TricorBraun Holdings, Inc. 7.21%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	1,867,000
		7,292,123
	Pharmaceuticals - 0.2%
465,000	Amneal Pharmaceuticals LLC 7.46%, 08/01/2032, 1 mo. USD Term SOFR + 3.50%	468,292
871,293	Elanco Animal Health, Inc. 5.71%, 10/31/2032, 3 mo. USD Term SOFR + 2.00%	871,293
722,700	Endo Luxembourg Finance Co. I SARL 7.96%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	718,003
1,406,370	Jazz Financing Lux SARL 6.21%, 05/05/2028, 1 mo. USD Term SOFR + 2.25%	1,409,099
29,412	PRA Health Sciences, Inc. 6.00%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	29,533
		3,496,220
	Pipelines - 0.5%
3,275,000	Colossus Acquireco LLC 5.87%, 07/30/2032, 3 mo. USD Term SOFR + 1.75%	3,258,625
264,624	Epic Crude Services LP 6.34%, 10/15/2031, 3 mo. USD Term SOFR + 2.50%	265,664
725,746	GIP Pilot Acquisition Partners LP 5.94%, 10/04/2030, 3 mo. USD Term SOFR + 2.00%	725,064
The accompanying notes are an integral part of these financial statements.

91

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(6) - (continued)
	Pipelines - 0.5% - (continued)
$ 730,618	Northriver Midstream Finance LP 6.24%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	$729,120
1,008,531	Oryx Midstream Services Permian Basin LLC 6.23%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	1,010,427
2,144,387	UGI Energy Services LLC 6.46%, 02/22/2030, 1 mo. USD Term SOFR + 2.50%	2,152,428
1,350,000	Whitewater Matterhorn Holdings LLC 6.31%, 06/16/2032, 3 mo. USD Term SOFR + 2.25%	1,350,216
268,585	Whitewater Whistler Holdings LLC 5.81%, 02/15/2030, 3 mo. USD Term SOFR + 1.75%	267,675
		9,759,219
	REITS - 0.0%
702,488	Iron Mountain, Inc. 5.96%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	702,340
	Retail - 1.0%
2,624,552	1011778 BC Unlimited Liability Co. 5.71%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	2,615,183
1,319,522	Flynn Restaurant Group LP 7.71%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	1,323,850
1,976,563	Great Outdoors Group LLC 7.21%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	1,974,508
957,875	Harbor Freight Tools USA, Inc. 6.21%, 06/11/2031, 1 mo. USD Term SOFR + 2.25%	943,593
1,646,171	IRB Holding Corp. 6.46%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	1,648,162
1,663,369	KFC Holding Co. 5.90%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	1,665,098
1,936,796	LBM Acquisition LLC 7.88%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	1,866,994
1,657,079	Les Schwab Tire Centers 6.67%, 04/23/2031, 3 mo. USD Term SOFR + 2.50%	1,646,722
1,034,051	Michaels Cos., Inc. 8.51%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	987,054
2,000,000	Peer Holding III BV 6.25%, 09/27/2032, 1 mo. USD Term SOFR + 2.25%	2,000,000
978,475	Petco Health & Wellness Co., Inc. 7.51%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	963,044
1,104,000	PetSmart, Inc. 8.03%, 08/18/2032, 1 mo. USD Term SOFR + 4.00%	1,087,440
	QXO, Inc.
500,000	5.99%, 04/30/2032, 1 mo. USD Term SOFR + 2.00%	500,000
483,556	6.96%, 04/30/2032, 1 mo. USD Term SOFR + 3.00%	483,880
972,984	White Cap Buyer LLC 7.21%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	974,814
		20,680,342
	Semiconductors - 0.0%
605,713	MKS Instruments, Inc. 5.98%, 08/17/2029, 1 mo. USD Term SOFR + 2.00%	606,040
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(6) - (continued)
	Software - 0.8%
$ 627,019	AthenaHealth Group, Inc. 6.71%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	$623,783
1,177,502	CCC Intelligent Solutions, Inc. 5.96%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	1,178,055
1,995,000	Cotiviti Corp. 6.88%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,915,819
1,510,000	Dayforce, Inc. 7.02%, 10/07/2032, 1 mo. USD Term SOFR + 3.00%	1,504,338
516,275	EP Purchaser LLC 7.58%, 11/06/2028, 1 mo. USD Term SOFR + 3.50%	439,262
922,568	Epicor Software Corp. 6.46%, 05/30/2031, 1 mo. USD Term SOFR + 2.50%	924,302
1,250,603	Open Text Corp. 5.71%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	1,249,039
979,681	Playtika Holding Corp. 6.83%, 03/13/2028, 1 mo. USD Term SOFR + 2.75%	956,590
1,053,448	Polaris Newco LLC 8.35%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	1,006,043
	Project Boost Purchaser LLC
265,551	0.00%, 07/16/2031(9)	264,818
663,337	6.61%, 07/16/2031, 3 mo. USD Term SOFR + 2.75%	661,507
399,000	Rocket Software, Inc. 7.71%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	397,113
1,514,376	SS&C Technologies, Inc. 5.96%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,517,344
1,625,502	UKG, Inc. 6.34%, 02/10/2031, 3 mo. USD Term SOFR + 2.50%	1,624,364
624,556	Waystar Technologies, Inc. 5.96%, 10/22/2029, 1 mo. USD Term SOFR + 2.00%	624,037
2,896,920	Zelis Payments Buyer, Inc. 6.71%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	2,849,179
		17,735,593
	Telecommunications - 0.3%
2,335,866	Ciena Corp. 5.78%, 10/24/2030, 1 mo. USD Term SOFR + 1.75%	2,338,366
EUR 2,392,234	MasOrange Finco PLC 4.56%, 03/25/2031, 6 mo. EURIBOR + 2.50%	2,756,113
$ 560,796	Zacapa SARL 7.75%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	561,777
		5,656,256
	Transportation - 0.3%
1,636,663	First Student Bidco, Inc. 6.71%, 08/15/2030, 3 mo. USD Term SOFR + 2.50%	1,637,795
738,150	Savage Enterprises LLC 6.61%, 08/05/2032, 1 mo. USD Term SOFR + 2.50%	739,073
1,620,000	Stonepeak Nile Parent LLC 6.16%, 04/09/2032, 3 mo. USD Term SOFR + 2.25%	1,617,635
269,370	Student Transportation of America Holdings, Inc. 7.26%, 06/24/2032, 3 mo. USD Term SOFR + 3.25%	271,307
The accompanying notes are an integral part of these financial statements.

92

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(6) - (continued)
	Transportation - 0.3% - (continued)
	Van Pool Transportation LLC
$ 134,337	4.42%, 08/06/2030, 3 mo. USD Term SOFR + 3.25%(7)	$135,093
980,663	7.25%, 08/06/2030, 3 mo. USD Term SOFR + 3.25%	986,184
		5,387,087
	Total Senior Floating Rate Interests (cost $273,001,561)	$270,913,318
U.S. GOVERNMENT AGENCIES - 5.5%
	Mortgage-Backed Agencies - 5.5%
	Federal Home Loan Mortgage Corp. - 3.0%
503,873	1.00%, 05/25/2033	$469,345
472,816	1.00%, 06/15/2044	440,479
1,619,329	2.50%, 12/15/2042	1,492,399
11,610	3.50%, 09/15/2043	11,576
536,466	4.50%, 07/15/2040	540,565
22,434,609	5.50%, 12/01/2054	22,827,510
18,999,846	6.00%, 02/01/2054	19,691,939
18,295,548	6.00%, 07/01/2054	18,764,462
		64,238,275
	Federal National Mortgage Association - 2.4%
502,679	1.50%, 11/25/2042	474,467
296,204	2.00%, 04/25/2034	292,894
1,813,549	2.00%, 12/25/2042	1,565,575
1,492,557	2.50%, 03/25/2035	1,451,735
2,506,401	3.00%, 02/25/2043	2,336,830
316,139	3.00%, 05/25/2047	310,026
1,020,252	3.25%, 11/25/2043	999,472
7,365,459	3.38%, 08/25/2048	7,094,460
1,524,943	3.50%, 10/25/2035	1,490,767
1,675,890	4.00%, 11/25/2041	1,623,873
3,619,577	4.50%, 05/25/2040	3,629,387
22,347,145	5.50%, 07/01/2054	22,602,011
5,739,738	5.80%, 06/25/2041	5,990,944
		49,862,441
	Government National Mortgage Association - 0.1%
1,023,951	2.00%, 05/20/2046	911,932
369,425	3.00%, 08/20/2045	353,407
517,995	3.50%, 05/20/2048	498,485
42,434	5.00%, 08/20/2039	42,706
		1,806,530
	Total U.S. Government Agencies (cost $114,805,978)	$115,907,246
U.S. GOVERNMENT SECURITIES - 8.7%
	U.S. Treasury Securities - 8.7%
	U.S. Treasury Notes - 8.7%
84,000,000	0.50%, 04/30/2027	$80,193,750
15,000,000	2.63%, 05/31/2027	14,767,383
44,650,000	2.75%, 07/31/2027	43,994,203
10,950,000	3.25%, 06/30/2027	10,884,557
33,475,000	4.00%, 12/15/2027	33,753,522
	Total U.S. Government Securities (cost $182,297,558)	$183,593,415
	Total Long-Term Investments (cost $2,033,677,987)	$2,045,656,811
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 0.4%
$ 8,137,045	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $8,139,859; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $8,299,831		$8,137,045
	Securities Lending Collateral - 1.4%
30,153,340	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(10)		30,153,340
	Total Short-Term Investments (cost $38,290,385)		$38,290,385
	Total Investments (cost $2,071,968,372)	98.8%	$2,083,947,196
	Other Assets and Liabilities	1.2%	25,661,973
	Net Assets	100.0%	$2,109,609,169
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$756,503,499, representing 35.9% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of these securities was $10,078,776, representing 0.5% of net assets.

The accompanying notes are an integral part of these financial statements.

93

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2025

(6)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2025.

(7)
This security, or a portion of this security, has unfunded loan commitments. As of
October 31, 2025, the aggregate value of the unfunded commitment was
$428,021, which represents to 0.0% of total net assets.

(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	All or a portion of the security represents unsettled bank loan commitments at October 31, 2025, where the rate will be determined at time of settlement.
(10)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	2,176	12/31/2025	$453,135,001	$(137,184)
Short position contracts:
U.S. Treasury 5-Year Note Future	(1,633)	12/31/2025	$(178,341,462)	$371,942
U.S. Treasury 10-Year Ultra Future	(623)	12/19/2025	(71,946,765)	(811,744)
Total				$(439,802)
Total futures contracts				$(576,986)

Foreign Currency Contracts Outstanding at October 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,091,545	USD	2,614,000	EUR	DEUT	11/04/2025	$77,742
13,709,823	USD	11,783,934	EUR	DEUT	11/28/2025	105,550
3,052,454	USD	2,614,000	EUR	DEUT	12/01/2025	34,143
Total foreign currency contracts						$217,435
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$456,447,480	$—	$456,447,480	$—
Corporate Bonds	993,746,657	—	993,746,657	—
Foreign Government Obligations	14,022,573	—	14,022,573	—
Municipal Bonds	11,026,122	—	11,026,122	—
Senior Floating Rate Interests	270,913,318	—	270,913,318	—
U.S. Government Agencies	115,907,246	—	115,907,246	—
U.S. Government Securities	183,593,415	—	183,593,415	—
Short-Term Investments	38,290,385	30,153,340	8,137,045	—
Foreign Currency Contracts(2)	217,435	—	217,435	—
Futures Contracts(2)	371,942	371,942	—	—
Total	$2,084,536,573	$30,525,282	$2,054,011,291	$—
Liabilities
Futures Contracts(2)	$(948,928)	$(948,928)	$—	$—
Total	$(948,928)	$(948,928)	$—	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

94

The Hartford Strategic Income Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.7%
	Asset-Backed - Automobile - 4.6%
$ 780,389	Ally Auto Receivables Trust 3.45%, 06/15/2027	$779,441
	Ally Bank Auto Credit-Linked Notes
1,545,000	6.16%, 09/15/2033(1)	1,545,062
1,246,557	6.68%, 09/15/2032(1)	1,254,679
1,876,270	6.94%, 06/15/2033(1)	1,875,888
1,455,000	6.94%, 09/15/2033(1)	1,455,047
1,683,654	7.92%, 05/17/2032(1)	1,714,268
757,402	8.04%, 09/15/2032(1)	767,692
518,047	9.89%, 05/17/2032(1)	534,375
2,425,000	AmeriCredit Automobile Receivables Trust 5.57%, 03/20/2028	2,445,697
	Avid Automobile Receivables Trust
11,732,518	7.80%, 07/15/2032(2)	11,732,518
4,990,000	11.14%, 05/15/2029(1)	5,083,259
	Avis Budget Rental Car Funding AESOP LLC
2,155,000	7.32%, 02/20/2028(1)	2,171,951
1,800,000	7.35%, 04/20/2028(1)	1,824,736
	Bridgecrest Lending Auto Securitization Trust
2,115,000	4.72%, 09/15/2028	2,119,467
513,134	5.53%, 01/18/2028	513,307
	Chase Auto Credit Linked Notes
2,619,866	6.02%, 02/25/2033(1)	2,622,339
1,024,008	7.00%, 02/25/2033(1)	1,023,346
7,500,000	Credit Acceptance Auto Loan Trust 6.13%, 12/15/2033(1)	7,568,312
755,163	Drive Auto Receivables Trust 5.35%, 02/15/2028	755,365
1,785,000	DT Auto Owner Trust 3.34%, 07/17/2028(1)	1,762,497
3,195,000	Enterprise Fleet Financing LLC 5.16%, 09/20/2030(1)	3,252,587
	Exeter Automobile Receivables Trust
14,910,000	4.67%, 08/15/2028	14,931,433
13,875,000	6.99%, 04/15/2033(1)	13,662,719
4,480,000	7.48%, 09/15/2032(1)	4,578,682
9,200,000	7.81%, 10/15/2032(1)	9,401,998
	Ford Credit Auto Owner Trust
1,700,000	5.03%, 02/15/2028	1,707,931
10,000,000	5.28%, 02/15/2036(1)	10,313,801
1,317,000	GLS Auto Receivables Issuer Trust 7.19%, 03/15/2032(1)	1,334,001
9,795,000	GM Financial Consumer Automobile Receivables Trust 4.73%, 08/16/2030	9,973,060
	Hertz Vehicle Financing III LLC
3,460,000	9.13%, 06/25/2027(1)	3,498,970
4,770,000	9.40%, 09/25/2029(1)	4,951,303
10,405,000	9.43%, 02/25/2028(1)	10,680,132
5,000,000	Hertz Vehicle Financing III LP 4.34%, 12/27/2027(1)	4,882,082
5,010,000	Hertz Vehicle Financing LLC 5.16%, 06/26/2028(1)	4,892,718
	Huntington Bank Auto Credit-Linked Notes
2,194,074	7.43%, 09/20/2033, 30 day USD SOFR Average + 3.25%(1)(3)	2,186,722
596,989	7.68%, 03/21/2033, 30 day USD SOFR Average + 3.50%(1)(3)	596,312
758,338	8.18%, 10/20/2032, 30 day USD SOFR Average + 4.00%(1)(3)	763,760
1,163,515	11.33%, 03/21/2033, 30 day USD SOFR Average + 7.15%(1)(3)	1,174,500
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.7% - (continued)
	Asset-Backed - Automobile - 4.6% - (continued)
$ 6,630,000	Hyundai Auto Lease Securitization Trust 5.35%, 05/15/2028(1)	$6,671,888
	Santander Bank Auto Credit-Linked Notes
3,006,383	6.80%, 01/18/2033(1)	3,006,473
718,896	8.41%, 12/15/2033(1)	730,520
5,868,459	8.88%, 01/18/2033(1)	5,890,301
406,922	12.24%, 12/15/2033(1)	421,497
715,000	13.75%, 06/15/2033(1)	755,649
	Santander Drive Auto Receivables Trust
4,220,790	1.67%, 10/15/2027	4,203,362
836,447	5.25%, 04/17/2028	837,504
2,315,954	5.73%, 04/17/2028	2,320,565
3,720,000	SBNA Auto Lease Trust 5.24%, 01/22/2029(1)	3,741,245
2,526,229	Securitized Term Auto Receivables Trust 6.75%, 07/25/2031(1)	2,569,058
	Tricolor Auto Securitization Trust
1,000,000	8.64%, 07/15/2030(1)	254,743
7,075,000	13.45%, 06/15/2028(1)	3,431,375
3,100,000	Westlake Flooring Master Trust 5.43%, 02/15/2028(1)	3,109,591
11,730,187	Wheels Fleet Lease Funding 1 LLC 4.80%, 09/19/2039(1)	11,833,152
		202,108,880
	Asset-Backed - Credit Card - 0.3%
14,100,000	American Express Credit Account Master Trust 5.15%, 09/16/2030	14,587,575
	Asset-Backed - Home Equity - 0.2%
	Point Securitization Trust
2,715,000	7.00%, 09/25/2055(1)(4)	2,713,002
3,550,000	7.50%, 06/25/2055(1)	3,558,173
		6,271,175
	Commercial Mortgage-Backed Securities - 4.7%
6,090,000	BAMLL Commercial Mortgage Securities Trust 3.72%, 11/05/2032(1)(3)	5,471,904
	BBCMS Mortgage Trust
2,490,000	0.97%, 04/15/2053(3)(5)	98,933
4,148,013	1.59%, 04/15/2053(3)(5)	186,493
	Benchmark Mortgage Trust
12,504,855	1.22%, 03/15/2062(3)(5)	429,578
8,524,883	1.50%, 01/15/2054(3)(5)	526,922
541,000	4.97%, 03/15/2052(3)	476,637
3,765,000	BOCA Commercial Mortgage Trust 8.47%, 08/15/2041, 1 mo. USD Term SOFR + 4.44%(1)(3)	3,807,356
	BPR Trust
1,580,000	5.85%, 11/05/2041(1)(3)	1,502,267
3,470,000	8.34%, 10/05/2038(1)(3)	3,608,969
5,675,000	11.66%, 05/15/2039, 1 mo. USD Term SOFR + 7.63%(1)(3)	5,630,128
1,687,699	BX Commercial Mortgage Trust 7.00%, 09/15/2036, 1 mo. USD Term SOFR + 2.96%(1)(3)	1,662,383
1,120,000	BX Trust 9.08%, 06/15/2036, 1 mo. USD Term SOFR + 5.04%(1)(3)	1,099,007
10,165,000	BXSC Commercial Mortgage Trust 8.17%, 03/15/2035, 1 mo. USD Term SOFR + 4.13%(1)(3)	10,196,766
3,080,000	Citigroup Commercial Mortgage Trust 3.00%, 11/15/2049(1)	2,541,112
The accompanying notes are an integral part of these financial statements.

95

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.7% - (continued)
	Commercial Mortgage-Backed Securities - 4.7% - (continued)
	Commercial Mortgage Trust
$ 1,350,000	4.65%, 08/10/2047(3)	$1,026,081
8,519,000	7.93%, 12/10/2041(1)(3)	8,476,142
2,414,000	CSAIL Commercial Mortgage Trust 4.06%, 08/15/2048(3)	2,126,174
	DBJPM Mortgage Trust
16,705,684	1.40%, 08/10/2049(3)(5)	59,140
3,283,040	1.59%, 09/15/2053(3)(5)	145,452
	DC Trust
3,475,000	8.48%, 04/13/2040(1)(3)	3,472,874
3,460,000	10.31%, 04/13/2040(1)(3)	3,463,986
800,000	Extended Stay America Trust 8.25%, 10/15/2042, 1 mo. USD Term SOFR + 4.10%(1)(3)	807,500
7,960,000	GS Mortgage Securities Corp. II 7.29%, 03/10/2041(1)(3)	8,125,446
6,554,416	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	5,679,078
	GS Mortgage Securities Trust
20,406	0.11%, 08/10/2044(1)(3)(5)	14
7,009,484	0.61%, 02/13/2053(3)(5)	146,230
66,034	4.22%, 07/10/2046(3)(5)	1
1,678,396	4.59%, 11/10/2045(1)(3)	1,635,261
158,560	4.94%, 04/10/2047(1)(3)	124,631
5,138,098	HIH Trust 8.22%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(3)	5,163,789
	HTL Commercial Mortgage Trust
7,985,000	8.20%, 05/10/2039(1)(3)	8,172,748
1,457,000	10.26%, 05/10/2039(1)(3)	1,506,234
3,085,000	11.93%, 05/10/2039(1)(3)	3,188,974
	JP Morgan Chase Commercial Mortgage Securities Trust
3,055,000	3.57%, 12/15/2047(1)(3)	2,770,885
4,164,673	4.88%, 12/15/2046(1)(3)	3,956,690
	JPMBB Commercial Mortgage Securities Trust
1,934,000	3.78%, 10/15/2048(1)(3)	1,741,064
6,850,000	4.04%, 09/15/2047(1)(3)	6,195,210
2,140,000	4.12%, 11/15/2047(3)	2,058,395
6,325,000	MAD Commercial Mortgage Trust 6.36%, 10/15/2042(1)(3)	6,329,394
	Morgan Stanley Bank of America Merrill Lynch Trust
1,145,000	3.80%, 05/15/2046(1)(3)	1,048,972
1,134,000	3.95%, 07/15/2046(1)(3)	938,025
	Morgan Stanley Capital I Trust
6,385,000	3.91%, 09/09/2032(1)	5,747,223
2,055,000	4.28%, 06/15/2050(3)	1,930,013
465,000	4.94%, 07/15/2049(1)(3)	437,861
5,245	5.22%, 10/12/2052(1)(3)	1,565
3,150,000	Multifamily Connecticut Avenue Securities Trust 8.03%, 07/25/2054, 30 day USD SOFR Average + 3.85%(1)(3)	3,272,463
9,225,000	NYC Commercial Mortgage Trust 7.57%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(1)(3)	9,214,234
7,250,000	RFR Trust 7.27%, 03/11/2041(1)(3)	7,418,573
4,620,000	ROCK Trust 8.82%, 11/13/2041(1)	4,875,444
1,430,000	SHR Trust 8.48%, 10/15/2041, 1 mo. USD Term SOFR + 4.45%(1)(3)	1,440,655
9,864,776	SREIT Trust 6.77%, 11/15/2038, 1 mo. USD Term SOFR + 2.74%(1)(3)	9,849,362
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.7% - (continued)
	Commercial Mortgage-Backed Securities - 4.7% - (continued)
$ 6,795,000	TEXAS Commercial Mortgage Trust 7.12%, 04/15/2042, 1 mo. USD Term SOFR + 3.09%(1)(3)	$6,795,000
585,000	UBS Commercial Mortgage Trust 4.84%, 06/15/2050(1)(3)	478,891
15,000	Wells Fargo Commercial Mortgage Trust 3.86%, 05/15/2048(3)	13,965
	Wells Fargo NA
6,376,256	0.58%, 11/15/2062(3)(5)	130,808
28,075,473	0.63%, 11/15/2062(3)(5)	648,013
5,247,073	0.68%, 12/15/2052(3)(5)	121,998
11,631,999	0.87%, 01/15/2063(3)(5)	333,265
9,064,776	0.88%, 05/15/2062(3)(5)	228,689
4,033,836	1.19%, 03/15/2063(3)(5)	155,068
13,552,377	1.76%, 03/15/2063(3)(5)	923,837
	WFRBS Commercial Mortgage Trust
1,296,371	4.72%, 11/15/2045(1)(3)	1,289,941
215,000	5.00%, 06/15/2044(1)(3)	186,788
1,605,000	WHARF Commercial Mortgage Trust 7.72%, 07/15/2040(1)(3)	1,644,336
7,775,000	Willowbrook Mall 6.08%, 03/05/2035(1)(3)	7,273,775
4,095,000	Worldwide Plaza Trust 3.53%, 11/10/2036(1)	3,031,402
	X-Caliber Funding LLC
15,835,000	7.11%, 06/17/2030, 1 mo. USD Term SOFR + 2.97%(1)(3)	15,893,617
3,050,000	7.64%, 10/15/2026, 1 mo. USD Term SOFR + 3.50%(1)(3)	3,038,456
3,030,000	8.38%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(3)	3,026,537
		204,998,624
	Other Asset-Backed Securities - 4.5%
929,674	AASET Trust 6.41%, 01/16/2040(1)	877,318
	Affirm Asset Securitization Trust
22,656	4.22%, 05/15/2029(1)(3)	205,194
38,562	4.22%, 12/17/2029(1)(3)	1,001,449
9,100,000	7.35%, 09/15/2029(1)	9,147,862
3,910,000	9.17%, 02/15/2029(1)	3,933,478
5,060,000	Affirm Master Trust 7.18%, 02/15/2033(1)	5,050,614
5,835,000	AGL CLO 16 Ltd. 8.53%, 01/20/2035, 3 mo. USD Term SOFR + 4.65%(1)(3)	5,442,059
1,400,000	AGL CLO 32 Ltd. 4.22%, 07/21/2037(1)(3)	966,000
2,235,000	Aligned Data Centers Issuer LLC 2.48%, 08/15/2046(1)	2,179,492
6,625,000	Apidos CLO Ltd. 4.22%, 01/20/2038(1)(3)	5,066,522
1,750,000	Ballyrock CLO 27 Ltd. 4.22%, 10/25/2037(1)	1,120,000
5,072,000	Ballyrock CLO 29 Ltd. 4.22%, 07/25/2038(1)(3)	4,501,248
500,000	Barings CLO Ltd. 10.30%, 07/15/2037, 3 mo. USD Term SOFR + 6.40%(1)(3)	505,796
898,037	Castlelake Aircraft Structured Trust 5.10%, 04/15/2039(1)	853,160
899,452	CF Hippolyta Issuer LLC 2.60%, 07/15/2060(1)	611,499
4,750,000	CIFC Funding Ltd. 11.11%, 10/24/2037, 3 mo. USD Term SOFR + 7.24%(1)(3)	4,760,013
The accompanying notes are an integral part of these financial statements.

96

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.7% - (continued)
	Other Asset-Backed Securities - 4.5% - (continued)
$ 8,870,000	Eagle RE Ltd. 9.93%, 10/25/2033, 30 day USD SOFR Average + 5.75%(1)(3)	$9,002,777
421,322	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	415,011
3,050,000	Flatiron RR CLO 22 LLC 8.15%, 10/15/2034, 3 mo. USD Term SOFR + 4.25%(1)(3)	2,897,436
1,385,000	Galaxy XXV CLO Ltd. 9.61%, 04/25/2036, 3 mo. USD Term SOFR + 5.75%(1)(3)	1,381,436
3,340,000	Golub Capital Partners ABS Funding 8.11%, 01/25/2034(1)	3,431,195
5,300,000	Golub Capital Partners CLO 72 B Ltd. 10.61%, 04/25/2037, 3 mo. USD Term SOFR + 6.75%(1)(3)	5,343,259
	GreenSky Home Improvement Issuer Trust
1,000,000	7.79%, 06/25/2060(1)	1,013,077
3,600,000	8.65%, 03/25/2060(1)	3,720,593
1,170,000	Hamlin Park CLO Ltd. 4.22%, 10/20/2037(1)(3)	942,020
887,058	HINNT LLC 8.00%, 03/15/2043(1)	854,225
2,996,057	Home RE Ltd. 8.78%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(3)	3,068,432
1,503,831	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	1,484,996
1,078,690	Horizon Aircraft Finance III Ltd. 4.46%, 11/15/2039(1)	977,628
1,895,000	Hotwire Funding LLC 4.46%, 11/20/2051(1)	1,857,127
3,790,000	Lendmark Funding Trust 8.91%, 09/20/2034(1)	3,927,748
1,585,000	Lewey Park CLO Ltd. 4.22%, 10/21/2037(1)(3)	1,155,050
3,200,000	Magnetite XLV Ltd. 4.22%, 04/15/2038(1)(3)	2,496,000
8,120,000	Neuberger Berman Loan Advisers CLO 25 Ltd. 10.38%, 07/18/2038, 3 mo. USD Term SOFR + 6.50%(1)(3)	8,084,954
2,830,000	Neuberger Berman Loan Advisers CLO 56 Ltd. 4.22%, 07/24/2037(1)(3)	1,782,900
4,000,000	Neuberger Berman Loan Advisers LaSalle Street Lending CLO II Ltd. 4.22%, 04/20/2038(1)	2,240,000
1,298,000	NMEF Funding LLC 7.66%, 01/18/2033(1)	1,298,356
2,415,000	OCP Aegis CLO Ltd. 9.39%, 01/16/2037, 3 mo. USD Term SOFR + 5.50%(1)(3)	2,344,441
2,825,000	Octagon Investment Partners 27 Ltd. 10.12%, 07/15/2030, 3 mo. USD Term SOFR + 6.21%(1)(3)	2,558,925
5,000,000	Octagon Investment Partners XVI Ltd. 9.89%, 07/17/2030, 3 mo. USD Term SOFR + 6.01%(1)(3)	4,443,540
1,815,000	Palmer Square CLO Ltd. 10.82%, 04/18/2037, 3 mo. USD Term SOFR + 6.94%(1)(3)	1,815,234
13,005,000	PEAC Solutions Receivables LLC 5.04%, 07/20/2032(1)	13,234,607
1,470,000	Progress Residential Trust 6.60%, 03/17/2040(1)	1,473,083
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.7% - (continued)
	Other Asset-Backed Securities - 4.5% - (continued)
$ 3,835,000	Rad CLO 12 Ltd. 10.49%, 07/30/2040, 3 mo. USD Term SOFR + 6.65%(1)(3)	$3,825,393
8,025,000	RR 38 Ltd. 4.22%, 04/15/2040(1)(3)	6,706,549
	SCF Equipment Leasing LLC
1,750,000	7.00%, 07/21/2036(1)	1,747,671
1,043,000	9.00%, 12/20/2034(1)	1,112,224
515,000	TIC Home Improvement Trust 11.73%, 10/15/2046(1)	534,883
3,535,296	Tricon Residential Trust 4.13%, 07/17/2038(1)	3,486,816
1,120,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	1,161,711
	Verizon Master Trust
26,441,000	4.17%, 08/20/2030	26,527,282
12,014,000	4.73%, 04/21/2031(1)	12,214,406
3,585,000	VFI ABS LLC 12.36%, 12/24/2030(1)	3,613,805
6,500,000	Zayo Issuer LLC 8.66%, 03/20/2055(1)	6,724,732
		197,121,226
	Whole Loan Collateral CMO - 4.4%
2,050,000	Angel Oak Mortgage Trust 2.48%, 05/25/2066(1)(3)	1,556,738
2,655,000	Arroyo Mortgage Trust 2.67%, 10/25/2048(1)(3)	2,120,124
46,040	CSMC Trust 3.25%, 04/25/2047(1)(3)	42,425
1,250,000	Deephaven Residential Mortgage Trust 3.27%, 08/25/2066(1)(3)	958,298
5,881,000	Ellington Financial Mortgage Trust 3.86%, 06/25/2066(1)(3)	4,409,239
	Federal National Mortgage Association Connecticut Avenue Securities Trust
14,535,000	10.18%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(3)	15,107,388
7,410,000	10.18%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(3)	7,757,007
9,720,000	10.38%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(3)	10,142,553
16,047,172	11.18%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(3)	17,251,185
11,950,880	13.55%, 11/25/2039, 30 day USD SOFR Average + 9.36%(1)(3)	12,771,116
17,510,000	13.68%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(3)	19,280,230
3,000,000	14.03%, 03/25/2042, 30 day USD SOFR Average + 9.85%(1)(3)	3,320,127
1,300,000	14.78%, 05/25/2042, 30 day USD SOFR Average + 10.60%(1)(3)	1,467,297
10,816,330	16.18%, 06/25/2042, 30 day USD SOFR Average + 12.00%(1)(3)	12,514,843
1,275,000	Imperial Fund Mortgage Trust 4.10%, 01/25/2057(1)(3)	1,034,535
5,112,706	OSAT Trust 7.97%, 05/25/2065(1)(4)	5,105,974
	PRET LLC
3,811,000	6.90%, 11/25/2055(1)(4)	3,806,598
3,045,000	7.02%, 10/25/2055(1)(4)	3,042,512
3,500,000	8.23%, 03/25/2055(1)(4)	3,510,934
4,280,000	8.35%, 07/25/2055(1)(4)	4,292,399
3,860,000	8.59%, 12/25/2054(1)(4)	3,866,948
4,390,000	8.72%, 05/25/2055(1)(4)	4,420,036
3,020,000	8.72%, 06/25/2055(1)(4)	3,044,327
	PRPM LLC
9,199,000	7.20%, 10/25/2030(1)(4)	9,195,799
1,808,000	7.45%, 08/25/2030(1)(4)	1,808,342
555,000	8.57%, 07/25/2030(1)(4)	555,061
5,545,000	8.84%, 11/25/2029(1)(4)	5,547,784
The accompanying notes are an integral part of these financial statements.

97

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.7% - (continued)
	Whole Loan Collateral CMO - 4.4% - (continued)
$ 965,000	RCO VIII Mortgage LLC 8.84%, 05/25/2030(1)(4)	$968,504
1,805,000	RCO X Mortgage LLC 8.35%, 01/25/2030(1)(4)	1,818,843
2,560,000	Verus Securitization Trust 3.04%, 09/25/2066(1)(3)	1,899,087
2,625,704	VOLT C LLC 8.83%, 05/25/2051(1)(4)	2,625,555
2,427,538	VOLT CI LLC 8.83%, 05/25/2051(1)(4)	2,427,400
4,128,788	VOLT CII LLC 8.21%, 08/25/2051(1)(4)	4,126,902
3,943,735	VOLT CV LLC 5.32%, 11/27/2051(1)(4)	3,903,564
5,612,309	VOLT CVI LLC 5.44%, 12/26/2051(1)(4)	5,603,211
428,660	VOLT XCIII LLC 8.83%, 02/27/2051(1)(4)	428,639
4,108,032	VOLT XCIV LLC 8.95%, 02/27/2051(1)(4)	4,108,156
2,768,941	VOLT XCIX LLC 8.95%, 04/25/2051(1)(4)	2,761,410
5,760,145	VOLT XCV LLC 8.95%, 03/27/2051(1)(4)	5,760,319
		194,361,409
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $828,267,706)	$819,448,889
CONVERTIBLE BONDS - 6.8%
	Auto Manufacturers - 0.1%
	Rivian Automotive, Inc.
3,080,000	3.63%, 10/15/2030	$2,635,325
2,625,000	4.63%, 03/15/2029	2,585,625
		5,220,950
	Biotechnology - 0.5%
2,600,000	Alnylam Pharmaceuticals, Inc. 0.00%, 09/15/2028(1)(6)	2,596,750
2,510,000	Bridgebio Pharma, Inc. 1.75%, 03/01/2031(1)	3,791,669
	Cytokinetics, Inc.
612,000	1.75%, 10/01/2031(1)	758,023
2,300,000	3.50%, 07/01/2027	3,254,500
3,646,000	Immunocore Holdings PLC 2.50%, 02/01/2030	3,207,022
5,366,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	8,166,515
		21,774,479
	Chemicals - 0.2%
11,200,000	Sasol Financing USA LLC 4.50%, 11/08/2027(7)	10,752,000
	Commercial Banks - 0.1%
EUR 5,600,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.52%, 12/15/2050, 3 mo. EURIBOR + 4.50%(3)	4,166,360
	Commercial Services - 0.2%
	Alarm.com Holdings, Inc.
$ 2,768,000	0.00%, 01/15/2026(6)	2,737,552
3,800,000	2.25%, 06/01/2029	3,575,800
800,000	Block, Inc. 0.25%, 11/01/2027	732,932
EUR 1,200,000	Nexi SpA 1.75%, 04/24/2027(7)	1,343,012
		8,389,296
	Diversified Financial Services - 0.2%
	Coinbase Global, Inc.
$ 3,598,000	0.00%, 10/01/2032(1)(6)	4,009,971
2,125,000	0.25%, 04/01/2030	2,705,125
		6,715,096
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.8% - (continued)
	Electric - 0.5%
$ 5,675,000	PG&E Corp. 4.25%, 12/01/2027	$5,824,820
	Southern Co.
2,415,000	3.25%, 06/15/2028(1)	2,457,263
4,350,000	3.88%, 12/15/2025	4,872,000
	WEC Energy Group, Inc.
2,475,000	3.38%, 06/01/2028(1)	2,550,487
4,100,000	4.38%, 06/01/2029	4,963,050
		20,667,620
	Energy-Alternate Sources - 0.0%
1,720,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)(8)	1,490,036
	Engineering & Construction - 0.1%
5,145,000	Fluor Corp. 1.13%, 08/15/2029	6,621,615
	Entertainment - 0.1%
200,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(6)	177,900
2,200,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	3,318,480
		3,496,380
	Healthcare - Products - 0.8%
5,620,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	6,296,086
3,670,000	Guardant Health, Inc. 1.25%, 02/15/2031	6,258,084
5,100,000	Integer Holdings Corp. 1.88%, 03/15/2030(1)	4,419,150
4,750,000	Lantheus Holdings, Inc. 2.63%, 12/15/2027	5,263,000
4,514,000	Merit Medical Systems, Inc. 3.00%, 02/01/2029(1)	5,437,113
5,200,000	Qiagen NV 2.50%, 09/10/2031(7)	5,458,425
		33,131,858
	Home Builders - 0.2%
7,595,000	Meritage Homes Corp. 1.75%, 05/15/2028(8)	7,565,281
	Internet - 0.4%
	Alibaba Group Holding Ltd.
3,400,000	0.00%, 09/15/2032(6)(7)	3,821,600
1,078,000	0.50%, 06/01/2031	1,905,904
4,019,000	DoorDash, Inc. 0.00%, 05/15/2030(1)(6)	4,436,976
1,925,000	JD.com, Inc. 0.25%, 06/01/2029	2,030,875
5,112,000	Uber Technologies, Inc. 0.88%, 12/01/2028	7,443,072
		19,638,427
	Investment Company Security - 0.2%
5,225,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	6,186,400
650,000	IREN Ltd. 0.00%, 07/01/2031(1)(6)	684,450
1,052,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(6)	1,087,768
		7,958,618
	IT Services - 0.5%
1,200,000	CyberArk Software Ltd. 0.00%, 06/15/2030(1)(6)	1,399,200
1,590,000	Lumentum Holdings, Inc. 1.50%, 12/15/2029	4,698,450
5,675,000	Parsons Corp. 2.63%, 03/01/2029	6,475,175
1,304,000	Seagate HDD Cayman 3.50%, 06/01/2028	4,082,172
3,049,000	Super Micro Computer, Inc. 0.00%, 06/15/2030(1)(6)	3,594,576
		20,249,573
The accompanying notes are an integral part of these financial statements.

98

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.8% - (continued)
	Leisure Time - 0.4%
$ 3,435,000	Carnival Corp. 5.75%, 12/01/2027	$7,646,310
	NCL Corp. Ltd.
5,055,000	0.75%, 09/15/2030(1)	4,846,481
2,650,000	0.88%, 04/15/2030(1)	2,938,188
		15,430,979
	Lodging - 0.3%
12,330,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	12,934,170
	Miscellaneous Manufacturing - 0.1%
3,830,000	JBT Marel Corp. 0.38%, 09/15/2030(1)	3,571,475
	Oil & Gas Services - 0.0%
1,656,000	Solaris Energy Infrastructure, Inc. 0.25%, 10/01/2031	1,968,984
	Pharmaceuticals - 0.1%
	Jazz Investments I Ltd.
1,375,000	2.00%, 06/15/2026	1,474,000
3,566,000	3.13%, 09/15/2030	4,354,086
		5,828,086
	Real Estate Investment Trusts - 0.6%
8,260,000	Boston Properties LP 2.00%, 10/01/2030(1)	8,082,410
4,950,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	4,940,100
	Rexford Industrial Realty LP
4,000,000	4.13%, 03/15/2029(1)	4,044,000
3,675,000	4.38%, 03/15/2027(1)	3,675,000
2,255,000	Welltower OP LLC 2.75%, 05/15/2028(1)	4,294,647
		25,036,157
	Semiconductors - 0.2%
	ON Semiconductor Corp.
850,000	0.00%, 05/01/2027(6)	983,875
4,840,000	0.50%, 03/01/2029	4,491,520
	Semtech Corp.
4,517,000	0.00%, 10/15/2030(1)(6)	4,580,238
339,000	1.63%, 11/01/2027	638,337
		10,693,970
	Software - 1.0%
	Cloudflare, Inc.
1,085,000	0.00%, 08/15/2026(6)	1,511,885
5,975,000	0.00%, 06/15/2030(1)(6)	7,474,316
8,915,000	Datadog, Inc. 0.00%, 12/01/2029(1)(6)	9,454,357
5,150,000	Guidewire Software, Inc. 1.25%, 11/01/2029(1)	6,071,850
6,875,000	Nutanix, Inc. 0.50%, 12/15/2029(1)	7,574,187
379,000	Snowflake, Inc. 0.00%, 10/01/2029(6)	698,308
2,025,000	Strategy, Inc. 0.00%, 03/01/2030(1)(6)	1,994,625
450,000	Tyler Technologies, Inc. 0.25%, 03/15/2026	468,225
6,249,000	Unity Software, Inc. 0.00%, 03/15/2030(1)(6)(8)	8,131,511
		43,379,264
	Telecommunications - 0.0%
660,000	AST SpaceMobile, Inc. 2.00%, 01/15/2036(1)	701,250
	Total Convertible Bonds (cost $268,022,772)	$297,381,924
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0%
	Advertising - 0.0%
	Clear Channel Outdoor Holdings, Inc.
$ 185,000	7.50%, 03/15/2033(1)	$193,448
1,261,000	7.75%, 04/15/2028(1)(8)	1,251,453
		1,444,901
	Aerospace & Defense - 0.1%
300,000	Efesto Bidco SpA Efesto U.S. LLC 7.50%, 02/15/2032(1)	299,531
1,080,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	1,102,856
485,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	509,334
227,000	TransDigm, Inc. 6.75%, 01/31/2034(1)	235,236
		2,146,957
	Agriculture - 0.1%
1,050,000	BAT Capital Corp. 5.63%, 08/15/2035	1,090,753
6,100,000	MHP Lux SA 6.25%, 09/19/2029(7)	4,910,500
		6,001,253
	Airlines - 0.1%
1,590,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	1,562,802
980,000	OneSky Flight LLC 8.88%, 12/15/2029(1)	1,039,946
	VistaJet Malta Finance PLC/Vista Management Holding, Inc.
1,565,000	6.38%, 02/01/2030(1)(8)	1,511,479
1,700,000	9.50%, 06/01/2028(1)(8)	1,768,016
		5,882,243
	Apparel - 0.1%
1,135,000	Beach Acquisition Bidco LLC 10.00%, 07/15/2033(1)(9)	1,218,611
3,335,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	3,552,015
1,310,000	Under Armour, Inc. 7.25%, 07/15/2030(1)	1,293,064
400,000	Wolverine World Wide, Inc. 4.00%, 08/15/2029(1)	366,226
		6,429,916
	Auto Manufacturers - 0.1%
2,170,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(3)(8)(10)	2,176,931
	Auto Parts & Equipment - 0.3%
	Clarios Global LP/Clarios U.S. Finance Co.
EUR 130,000	4.75%, 06/15/2031(1)	152,841
$ 1,095,000	6.75%, 09/15/2032(1)	1,120,384
	Forvia SE
EUR 2,875,000	2.38%, 06/15/2027(7)	3,278,487
1,490,000	2.75%, 02/15/2027(7)	1,711,225
1,300,000	5.13%, 06/15/2029(7)(8)	1,548,163
1,100,000	5.38%, 03/15/2031(1)	1,301,256
1,650,000	5.50%, 06/15/2031(7)(8)	1,961,829
$ 315,000	8.00%, 06/15/2030(1)(8)	334,605
EUR 2,100,000	ZF Europe Finance BV 7.00%, 06/12/2030(7)	2,476,403
		13,885,193
	Biotechnology - 0.2%
$ 8,622,000	Biocon Biologics Global PLC 6.67%, 10/09/2029(7)	8,525,513
	Chemicals - 0.9%
400,000	Celanese U.S. Holdings LLC 6.75%, 04/15/2033(8)	393,886
The accompanying notes are an integral part of these financial statements.

99

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Chemicals - 0.9% - (continued)
	GC Treasury Center Co. Ltd.
$ 4,621,000	6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(1)(3)(10)	$4,677,367
4,996,000	7.13%, 03/10/2035, (7.13% fixed rate until 03/10/2035; 5 yr. USD CMT + 3.16% thereafter)(1)(3)(10)	5,168,198
EUR 200,000	Itelyum Regeneration SpA 5.75%, 04/15/2030(1)	233,779
$ 175,000	NOVA Chemicals Corp. 5.25%, 06/01/2027(1)	175,396
	OCP SA
7,188,000	6.70%, 03/01/2036(1)	7,742,228
1,630,000	6.70%, 03/01/2036(7)	1,754,516
200,000	Olympus Water U.S. Holding Corp. 6.25%, 10/01/2029(1)(8)	194,948
	Tronox, Inc.
27,115,000	4.63%, 03/15/2029(1)(8)	16,669,712
2,384,000	9.13%, 09/30/2030(1)(8)	2,175,293
		39,185,323
	Commercial Banks - 3.7%
EUR 2,600,000	Abanca Corp. Bancaria SA 4.63%, 12/11/2036, (4.63% fixed rate until 12/11/2031; 5 yr. EURIBOR ICE Swap + 2.45% thereafter)(3)(7)	3,118,219
1,510,000	AIB Group PLC 6.00%, 07/14/2031, (6.00% fixed rate until 07/14/2031; 5 yr. EURIBOR ICE Swap + 3.71% thereafter)(3)(7)(10)	1,781,699
	Banca Transilvania SA
11,349,000	5.13%, 09/30/2030, (5.13% fixed rate until 09/30/2029; 1 yr. EURIBOR ICE Swap + 2.95% thereafter)(3)(7)	13,402,688
835,000	7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(3)(7)	1,033,040
2,750,000	8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(3)(7)	3,247,724
	Banco Santander SA
2,200,000	1.00%, 10/01/2033(7)	2,111,181
$ 2,800,000	4.55%, 11/06/2030	2,802,214
EUR 2,200,000	6.00%, 01/02/2031, (6.00% fixed rate until 01/02/2031; 5 yr. EURIBOR ICE Swap + 3.82% thereafter)(3)(7)(10)	2,627,779
$ 900,000	Bank KB Indonesia Tbk. PT 5.66%, 10/30/2027(7)	903,306
	Bank of America Corp.
465,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(3)	405,188
825,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(3)	845,806
225,000	6.25%, 07/26/2030, (6.25% fixed rate until 07/26/2030; 5 yr. USD CMT + 2.35% thereafter)(3)(10)	228,875
EUR 2,100,000	Bank of Cyprus Holdings PLC 11.88%, 06/21/2028, (11.88% fixed rate until 06/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(3)(7)(10)	2,863,877
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Commercial Banks - 3.7% - (continued)
$ 2,725,000	Bank of New York Mellon 4.73%, 04/20/2029, (4.73% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.14% thereafter)(3)	$2,769,187
480,000	Bank of New York Mellon Corp. 5.61%, 07/21/2039, (5.61% fixed rate until 07/21/2034; 6 mo. USD SOFR + 1.77% thereafter)(3)	501,585
200,000	Bank of Nova Scotia 6.88%, 10/27/2085, (6.88% fixed rate until 10/27/2035; 5 yr. USD CMT + 2.73% thereafter)(3)	201,841
	Barclays PLC
GBP 1,210,000	8.38%, 09/15/2031, (8.38% fixed rate until 09/15/2031; 5 yr. GBP SONIA Linked ICE Swap + 4.69% thereafter)(3)(7)(10)	1,700,825
2,150,000	8.88%, 09/15/2027, (8.88% fixed rate until 09/15/2027; 5 yr. U.K. Government Bond + 6.96% thereafter)(3)(7)(10)	2,976,240
EUR 1,600,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(3)(7)(10)	1,958,270
	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
$ 3,720,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(3)(7)	4,115,622
3,630,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(3)	4,016,051
	BNP Paribas SA
1,066,000	7.45%, 06/27/2035, (7.45% fixed rate until 06/27/2035; 5 yr. USD CMT + 3.13% thereafter)(1)(3)(10)	1,108,403
1,969,000	8.50%, 08/14/2028, (8.50% fixed rate until 08/14/2028; 5 yr. USD CMT + 4.35% thereafter)(1)(3)(10)	2,084,356
3,325,000	BPCE SA 7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(3)	3,712,999
EUR 2,200,000	CaixaBank SA 7.50%, 01/16/2030, (7.50% fixed rate until 01/16/2030; 5 yr. EURIBOR ICE Swap + 5.30% thereafter)(3)(7)(10)	2,827,451
1,800,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(3)(7)(10)	2,265,632
	Citigroup, Inc.
$ 1,083,000	6.88%, 08/15/2030, (6.88% fixed rate until 08/15/2030; 5 yr. USD CMT + 2.89% thereafter)(3)(10)	1,115,895
1,051,000	7.63%, 11/15/2028, (7.63% fixed rate until 11/15/2028; 5 yr. USD CMT + 3.21% thereafter)(3)(10)	1,099,661
EUR 1,900,000	CrediaBank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(3)(7)(10)	2,333,588
The accompanying notes are an integral part of these financial statements.

100

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Commercial Banks - 3.7% - (continued)
	Credit Agricole SA
EUR 600,000	5.88%, 03/23/2035, (5.88% fixed rate until 03/23/2035; 5 yr. EURIBOR ICE Swap + 3.64% thereafter)(3)(7)(10)	$708,841
$ 725,000	7.13%, 09/23/2035, (7.13% fixed rate until 09/23/2035; 5 yr. USD SOFR ICE Swap + 3.58% thereafter)(1)(3)(10)	747,200
EUR 2,600,000	Erste Group Bank AG 6.38%, 04/15/2032, (6.38% fixed rate until 04/15/2032; 5 yr. EURIBOR ICE Swap + 4.01% thereafter)(3)(7)(10)	3,142,854
200,000	Eurobank Ergasias Services & Holdings SA 6.25%, 04/25/2034, (6.25% fixed rate until 01/25/2029; 5 yr. EUR Swap + 3.71% thereafter)(3)(7)	247,818
$ 7,910,000	Freedom Mortgage Corp. 12.25%, 10/01/2030(1)	8,805,143
	Golomt Bank
2,739,000	11.00%, 05/20/2027(7)	2,827,577
1,875,000	11.00%, 05/20/2027(1)	1,935,636
	HSBC Holdings PLC
3,200,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 yr. USD CMT + 3.65% thereafter)(3)(8)(10)	3,025,136
630,000	4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(3)	630,697
	Ibercaja Banco SA
EUR 3,100,000	4.13%, 08/18/2036, (4.13% fixed rate until 05/18/2031; 5 yr. EURIBOR ICE Swap + 1.90% thereafter)(3)(7)	3,623,066
3,600,000	9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(3)(7)(10)	4,579,329
$ 2,140,000	ING Groep NV 4.25%, 05/16/2031, (4.25% fixed rate until 05/16/2031; 5 yr. USD CMT + 2.86% thereafter)(3)(8)(10)	1,911,484
	Intesa Sanpaolo SpA
2,550,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(3)	2,416,683
EUR 1,050,000	6.38%, 05/26/2033, (6.38% fixed rate until 05/26/2033; 5 yr. EURIBOR ICE Swap + 4.04% thereafter)(3)(7)(10)	1,268,170
$ 1,440,000	7.80%, 11/28/2053(1)	1,782,261
	JP Morgan Chase & Co.
1,305,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(3)	1,315,093
705,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(3)	726,162
200,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(3)	207,373
EUR 1,600,000	KBC Group NV 6.00%, 11/27/2030, (6.00% fixed rate until 11/27/2030; 5 yr. EURIBOR ICE Swap + 3.81% thereafter)(3)(7)(10)	1,906,446
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Commercial Banks - 3.7% - (continued)
EUR 1,275,000	Luminor Holding AS 7.38%, 02/12/2031, (7.38% fixed rate until 02/12/2031; 5 yr. EURIBOR ICE Swap + 5.26% thereafter)(3)(7)(10)	$1,528,693
	Metro Bank Holdings PLC
GBP 2,575,000	12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(3)(7)	3,857,191
5,540,000	13.88%, 03/26/2030, (13.88% fixed rate until 03/26/2030; 5 yr. U.K. Government Bond + 9.57% thereafter)(3)(7)(10)	8,535,453
EUR 3,600,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(3)(7)(8)	4,512,100
1,600,000	Permanent TSB Group Holdings PLC 7.88%, 11/25/2025, (7.88% fixed rate until 11/25/2025; 5 yr. EUR Swap + 8.47% thereafter)(3)(7)(10)	1,849,220
	Piraeus Financial Holdings SA
1,075,000	6.75%, 12/30/2030, (6.75% fixed rate until 12/30/2030; 5 yr. EURIBOR ICE Swap + 4.60% thereafter)(3)(7)(10)	1,291,928
200,000	7.25%, 04/17/2034, (7.25% fixed rate until 01/17/2029; 5 yr. EUR Swap + 4.77% thereafter)(3)(7)	254,774
$ 1,100,000	Royal Bank of Canada 6.75%, 08/24/2085, (6.75% fixed rate until 08/24/2030; 5 yr. USD CMT + 2.82% thereafter)(3)	1,143,256
	Societe Generale SA
EUR 2,900,000	1.11%, 07/17/2031, (1.11% fixed rate until 07/17/2030; 3 mo. EURIBOR + 1.30% thereafter)(3)(7)	2,960,269
$ 1,150,000	5.38%, 11/18/2030, (5.38% fixed rate until 11/18/2030; 5 yr. USD CMT + 4.51% thereafter)(3)(7)(10)	1,088,972
1,600,000	5.44%, 10/03/2036, (5.44% fixed rate until 10/03/2035; 6 mo. USD SOFR + 1.73% thereafter)(1)(3)	1,602,088
2,025,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(3)(8)(10)	2,240,857
687,000	Toronto-Dominion Bank 8.13%, 10/31/2082, (8.13% fixed rate until 10/31/2027; 5 yr. USD CMT + 4.08% thereafter)(3)	725,570
14,150,000	Trade & Development Bank of Mongolia LLC 8.50%, 12/23/2027(7)	13,985,138
1,833,000	UBS Group AG 9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(3)(10)	2,146,478
		159,688,158
	Commercial Services - 0.5%
2,920,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	3,040,350
400,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(1)(8)	391,047
The accompanying notes are an integral part of these financial statements.

101

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Commercial Services - 0.5% - (continued)
$ 1,695,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38%, 06/15/2032(1)	$1,736,356
	BCP V Modular Services Finance II PLC
EUR 1,760,000	4.75%, 11/30/2028(7)	1,913,440
GBP 500,000	6.13%, 11/30/2028(7)	604,121
$ 1,475,000	Block, Inc. 5.63%, 08/15/2030(1)	1,497,286
2,075,000	Deluxe Corp. 8.13%, 09/15/2029(1)	2,173,808
305,000	Massachusetts Institute of Technology 5.60%, 07/01/2111	313,654
EUR 2,495,000	Nexi SpA 1.63%, 04/30/2026(7)	2,860,831
GBP 150,000	RAC Bond Co. PLC 5.25%, 11/04/2046(7)	195,595
	Verisure Midholding AB
EUR 3,930,000	5.25%, 02/15/2029(7)	4,556,188
306,000	5.25%, 02/15/2029(1)	354,756
$ 475,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	496,439
		20,133,871
	Construction Materials - 0.4%
11,410,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(3)(10)	11,854,420
	CP Atlas Buyer, Inc.
1,120,000	9.75%, 07/15/2030(1)	1,168,353
2,650,000	12.75%, 01/15/2031(1)(9)	2,595,521
450,000	Griffon Corp. 5.75%, 03/01/2028	449,958
200,000	JH North America Holdings, Inc. 6.13%, 07/31/2032(1)	205,119
		16,273,371
	Distribution/Wholesale - 0.0%
1,205,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	1,184,813
175,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	184,743
		1,369,556
	Diversified Financial Services - 3.1%
1,603,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(3)(10)	1,593,004
	Bread Financial Holdings, Inc.
2,083,000	6.75%, 05/15/2031(1)	2,097,252
19,475,000	8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(1)(3)	19,926,547
1,492,000	Citadel Securities Global Holdings LLC 6.20%, 06/18/2035(1)	1,565,353
705,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	739,342
11,161,000	CrossCountry Intermediate HoldCo LLC 6.50%, 10/01/2030(1)	11,263,951
3,550,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	3,749,680
	Freedom Mortgage Holdings LLC
11,330,000	8.38%, 04/01/2032(1)	11,812,818
2,470,000	9.13%, 05/15/2031(1)	2,625,674
3,603,000	9.25%, 02/01/2029(1)	3,783,150
	goeasy Ltd.
210,000	6.88%, 02/15/2031(1)	205,221
2,300,000	7.38%, 10/01/2030(1)	2,294,868
620,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(2)(11)	—
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Diversified Financial Services - 3.1% - (continued)
	Hightower Holding LLC
$ 3,735,000	6.75%, 04/15/2029(1)	$3,738,955
800,000	9.13%, 01/31/2030(1)	857,481
18,214,000	LFS Topco LLC 8.75%, 07/15/2030(1)	17,829,333
2,357,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	2,315,138
9,395,000	Muangthai Capital PCL 7.55%, 07/21/2030(1)	9,709,978
	Muthoot Finance Ltd.
3,550,000	6.38%, 04/23/2029(7)	3,600,881
4,865,000	6.38%, 03/02/2030(1)	4,943,139
	PennyMac Financial Services, Inc.
1,110,000	6.88%, 05/15/2032(1)	1,157,829
1,500,000	7.13%, 11/15/2030(1)	1,570,467
14,750,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	15,277,431
2,095,000	Rfna LP 7.88%, 02/15/2030(1)(8)	2,086,128
1,230,000	Rocket Cos., Inc. 6.38%, 08/01/2033(1)	1,281,328
7,035,000	Sammaan Capital Ltd. 7.50%, 10/16/2030(1)	7,104,349
3,360,000	TrueNoord Capital DAC 8.75%, 03/01/2030(1)	3,539,820
		136,669,117
	Electric - 3.4%
2,290,941	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(7)	2,139,739
300,000	American Electric Power Co., Inc. 5.80%, 03/15/2056, (5.80% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.13% thereafter)(3)	300,542
4,536,795	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(7)	4,904,137
	Bulgarian Energy Holding EAD
EUR 6,450,000	2.45%, 07/22/2028(7)	7,169,816
2,905,000	4.25%, 06/19/2030(7)	3,348,092
$ 300,000	Clearway Energy Operating LLC 3.75%, 02/15/2031(1)	277,812
674,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(3)	662,148
	Dominion Energy, Inc.
966,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(3)	1,015,364
245,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(3)	267,614
EUR 13,605,000	Eastern European Electric Co. BV 6.50%, 05/15/2030(1)	16,400,031
	Edison International
$ 8,322,000	5.00%, 12/15/2026, (5.00% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.90% thereafter)(3)(10)	8,116,878
4,694,000	7.88%, 06/15/2054, (7.88% fixed rate until 03/15/2029; 5 yr. USD CMT + 3.66% thereafter)(3)	4,831,130
10,519,000	8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(3)	10,856,323
3,492,000	Emera, Inc. 6.75%, 06/15/2076 (6.75% fixed rate until 06/15/2026; thereafter)(3)	3,508,646
The accompanying notes are an integral part of these financial statements.

102

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Electric - 3.4% - (continued)
	Energo-Pro AS
EUR 19,193,000	8.00%, 05/27/2030(1)	$23,441,778
$ 355,000	11.00%, 11/02/2028(1)	374,525
1,935,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(3)	2,034,573
	GDZ Elektrik Dagitim AS
23,893,000	9.00%, 10/15/2029(1)	23,361,114
1,330,000	9.00%, 10/15/2029(7)(8)	1,299,974
829,602	Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/01/2054	806,169
17,185,000	Limak Yenilenebilir Enerji AS 9.63%, 08/12/2030(1)	16,950,406
1,735,000	Sempra 6.38%, 04/01/2056, (6.38% fixed rate until 01/01/2031; 5 yr. USD CMT + 2.63% thereafter)(3)	1,782,730
	Southern California Edison Co.
735,000	5.25%, 03/15/2030	752,327
620,000	6.20%, 09/15/2055	632,763
	Termocandelaria Power SA
3,910,000	7.75%, 09/17/2031(1)	4,058,701
535,000	7.75%, 09/17/2031(7)	555,347
	Virginia Electric & Power Co.
870,000	4.20%, 05/15/2045	732,631
135,000	5.60%, 09/15/2055	135,164
1,225,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	1,245,889
275,000	XPLR Infrastructure Operating Partners LP 8.63%, 03/15/2033(1)	288,535
7,661,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(1)	6,873,171
		149,124,069
	Electronics - 0.0%
775,000	Coherent Corp. 5.00%, 12/15/2029(1)	766,709
550,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	542,138
		1,308,847
	Energy-Alternate Sources - 0.3%
	FS Luxembourg SARL
4,462,000	8.63%, 06/25/2033(1)	4,629,325
3,253,000	8.63%, 06/25/2033(7)	3,374,987
2,411,000	8.88%, 02/12/2031(1)	2,517,291
963,000	8.88%, 02/12/2031(7)	1,005,455
683,350	Greenko Dutch BV 3.85%, 03/29/2026(7)	675,624
290,000	TerraForm Power Operating LLC 4.75%, 01/15/2030(1)	278,199
		12,480,881
	Engineering & Construction - 0.3%
	International Airport Finance SA
6,830,674	12.00%, 03/15/2033(1)	7,288,035
5,559,545	12.00%, 03/15/2033(7)	5,931,796
		13,219,831
	Entertainment - 0.2%
2,085,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)(8)	1,989,035
	Cinemark USA, Inc.
725,000	5.25%, 07/15/2028(1)	721,644
490,000	7.00%, 08/01/2032(1)	507,795
1,575,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	1,539,881
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Entertainment - 0.2% - (continued)
$ 350,000	Jacobs Entertainment, Inc. 6.75%, 02/15/2029(1)	$339,062
350,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(8)	325,945
200,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	198,103
	Warnermedia Holdings, Inc.
175,000	4.28%, 03/15/2032(8)	160,289
2,130,000	5.05%, 03/15/2042	1,709,815
		7,491,569
	Environmental Control - 0.0%
697,000	Reworld Holding Corp. 4.88%, 12/01/2029(1)	654,932
	Food - 0.4%
350,000	B&G Foods, Inc. 5.25%, 09/15/2027(8)	336,547
	Bellis Acquisition Co. PLC
EUR 3,905,000	8.00%, 07/01/2031(1)(8)	4,576,440
3,200,000	8.00%, 07/01/2031(7)(8)	3,750,220
GBP 100,000	8.13%, 05/14/2030(7)	126,939
$ 5,805,000	BRF SA 5.75%, 09/21/2050(7)	4,921,080
395,000	Froneri Lux FinCo SARL 6.00%, 08/01/2032(1)	398,467
495,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 6.38%, 04/15/2066(1)	506,395
1,565,000	Mars, Inc. 5.00%, 03/01/2032(1)	1,608,232
	Picard Groupe SAS
EUR 1,535,000	6.38%, 07/01/2029(7)	1,855,705
1,080,000	6.38%, 07/01/2029(1)	1,305,643
		19,385,668
	Food Service - 0.1%
2,980,000	Elior Group SA 3.75%, 07/15/2026(7)	3,430,094
	Forest Products & Paper - 0.2%
$ 8,605,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	7,144,277
	Gas - 0.1%
2,501,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(3)	2,563,865
	Hand/Machine Tools - 0.2%
	IMA Industria Macchine Automatiche SpA
EUR 4,230,000	3.75%, 01/15/2028(7)	4,865,595
1,450,000	5.78%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(3)	1,682,423
		6,548,018
	Healthcare - Products - 0.0%
$ 200,000	Bausch & Lomb Escrow Corp. 8.38%, 10/01/2028(1)	209,000
	Healthcare - Services - 0.6%
	Acadia Healthcare Co., Inc.
228,000	5.00%, 04/15/2029(1)	223,106
750,000	7.38%, 03/15/2033(1)(8)	775,323
	CHS/Community Health Systems, Inc.
2,890,000	4.75%, 02/15/2031(1)	2,579,907
11,660,000	6.88%, 04/15/2029(1)	10,571,306
9,400,000	9.75%, 01/15/2034(1)	9,952,598
110,000	10.88%, 01/15/2032(1)	118,583
3,242,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	3,461,728
		27,682,551
The accompanying notes are an integral part of these financial statements.

103

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Housewares - 0.0%
$ 1,010,000	Newell Brands, Inc. 6.38%, 05/15/2030(8)	$959,500
	Insurance - 1.2%
	Acrisure LLC/Acrisure Finance, Inc.
310,000	6.75%, 07/01/2032(1)	317,924
2,205,000	7.50%, 11/06/2030(1)	2,280,583
1,800,000	8.25%, 02/01/2029(1)	1,875,314
7,295,000	8.50%, 06/15/2029(1)	7,657,956
2,320,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)(8)	2,393,778
2,800,000	Allianz SE 5.60%, 09/03/2054, (5.60% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.77% thereafter)(1)(3)	2,886,394
2,167,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(3)	2,213,044
1,100,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	1,147,772
	Athene Global Funding
1,000,000	5.34%, 01/15/2027(1)	1,013,413
1,040,000	5.35%, 07/09/2027(1)	1,056,819
655,000	5.68%, 02/23/2026(1)	657,530
475,000	AXA SA 6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 6 mo. USD SOFR + 2.52% thereafter)(3)(7)(10)	540,056
1,018,000	Fidelis Insurance Holdings Ltd. 7.75%, 06/15/2055, (7.75% fixed rate until 12/15/2034; 5 yr. USD CMT + 4.28% thereafter)(3)	1,099,604
	Global Atlantic Fin Co.
2,124,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(3)	2,068,621
1,678,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(3)	1,754,339
5,525,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	5,702,397
1,360,000	HSB Group, Inc. 5.08%, 07/15/2027, 3 mo. USD Term SOFR + 1.17%(3)	1,341,498
	HUB International Ltd.
900,000	5.63%, 12/01/2029(1)	897,315
90,000	7.38%, 01/31/2032(1)	93,278
GBP 2,580,000	Just Group PLC 5.00%, 03/30/2031, (5.00% fixed rate until 03/30/2031; 5 yr. U.K. Government Bond + 4.27% thereafter)(3)(7)(10)	3,058,884
$ 3,400,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(3)(10)	3,657,302
470,000	M&G PLC 6.50%, 10/20/2048, (6.50% fixed rate until 10/20/2028; 5 yr. USD CMT + 4.41% thereafter)(3)(7)	489,220
4,175,000	RLGH Finance Bermuda Ltd. 6.75%, 07/02/2035(7)	4,486,530
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Insurance - 1.2% - (continued)
EUR 1,600,000	SCOR SE 6.00%, 06/20/2034, (6.00% fixed rate until 06/20/2034; 5 yr. EURIBOR ICE Swap + 3.86% thereafter)(3)(7)(10)	$1,912,868
2,100,000	Sogecap SA 6.25%, 07/08/2035, (6.25% fixed rate until 07/08/2035; 5 yr. EURIBOR ICE Swap + 3.75% thereafter)(3)(7)(10)	2,459,899
		53,062,338
	Internet - 0.2%
$ 2,124,000	Beignet Investor LLC 6.58%, 05/30/2049(1)	2,265,687
78,699	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	78,699
	United Group BV
EUR 275,000	4.63%, 08/15/2028(7)	316,864
150,000	6.50%, 10/31/2031(1)(8)	175,866
5,050,000	6.75%, 02/15/2031(7)	5,939,667
		8,776,783
	Iron/Steel - 0.1%
$ 4,715,000	JSW Steel Ltd. 3.95%, 04/05/2027(7)	4,631,500
	IT Services - 0.0%
1,290,000	Amentum Escrow Holdings, Inc. 7.25%, 08/01/2032(1)	1,342,510
525,000	McAfee Corp. 7.38%, 02/15/2030(1)	480,606
		1,823,116
	Leisure Time - 0.1%
1,365,000	NCL Corp. Ltd. 6.75%, 02/01/2032(1)	1,402,621
EUR 175,000	Pinnacle Bidco PLC 8.25%, 10/11/2028(7)	210,556
$ 500,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	501,441
		2,114,618
	Lodging - 0.5%
	Fortune Star BVI Ltd.
EUR 7,580,000	3.95%, 10/02/2026(7)	8,679,114
$ 2,925,000	6.80%, 09/09/2029(7)	2,919,373
10,965,000	Studio City Finance Ltd. 5.00%, 01/15/2029(7)(8)	10,499,241
		22,097,728
	Media - 0.4%
	CCO Holdings LLC/CCO Holdings Capital Corp.
550,000	4.25%, 02/01/2031(1)	497,815
300,000	4.75%, 03/01/2030(1)	285,260
	CSC Holdings LLC
375,000	4.13%, 12/01/2030(1)	230,667
1,750,000	11.75%, 01/31/2029(1)	1,382,431
309,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(1)	307,728
150,000	DISH Network Corp. 11.75%, 11/15/2027(1)	157,917
105,000	Gray Media, Inc. 9.63%, 07/15/2032(1)	105,517
	Scripps Escrow II, Inc.
1,188,000	3.88%, 01/15/2029(1)(8)(12)	1,074,162
850,000	5.38%, 01/15/2031(1)(12)	584,725
175,000	TEGNA, Inc. 5.00%, 09/15/2029	173,691
10,740,000	Univision Communications, Inc. 9.38%, 08/01/2032(1)	11,336,851
625,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	637,079
The accompanying notes are an integral part of these financial statements.

104

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Media - 0.4% - (continued)
	VTR Comunicaciones SpA
$ 2,400,000	4.38%, 04/15/2029(1)	$2,226,000
615,000	5.13%, 01/15/2028(7)	598,087
		19,597,930
	Mining - 0.8%
177,000	Fortescue Treasury Pty. Ltd. 4.38%, 04/01/2031(1)	171,313
	Glencore Funding LLC
1,144,000	2.50%, 09/01/2030(1)	1,046,384
295,000	3.88%, 04/27/2051(1)	223,264
215,000	5.89%, 04/04/2054(1)(8)	219,184
	Ivanhoe Mines Ltd.
10,380,000	7.88%, 01/23/2030(1)	10,698,780
1,015,000	7.88%, 01/23/2030(7)	1,046,212
400,000	Kaiser Aluminum Corp. 4.50%, 06/01/2031(1)	381,669
	Vedanta Resources Finance II PLC
1,090,000	9.48%, 07/24/2030(1)	1,106,109
8,735,000	9.85%, 04/24/2033(1)	8,834,478
	WE Soda Investments Holding PLC
11,265,000	9.50%, 10/06/2028(1)	11,279,729
1,535,000	9.50%, 10/06/2028(7)	1,537,007
		36,544,129
	Oil & Gas - 1.9%
	Azule Energy Finance PLC
21,345,000	8.13%, 01/23/2030(1)	21,451,853
375,000	8.13%, 01/23/2030(7)	377,078
225,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	238,869
	Diamondback Energy, Inc.
627,000	4.25%, 03/15/2052	493,929
365,000	5.90%, 04/18/2064	349,719
	Energean Israel Finance Ltd.
3,830,000	5.38%, 03/30/2028(7)	3,767,762
11,780,000	5.88%, 03/30/2031(7)	11,371,081
3,260,000	8.50%, 09/30/2033(7)	3,478,876
230,000	Matador Resources Co. 6.25%, 04/15/2033(1)	229,660
300,000	Permian Resources Operating LLC 8.00%, 04/15/2027(1)	304,132
	Petroleos Mexicanos
5,015,000	5.95%, 01/28/2031	4,905,377
4,760,000	6.75%, 09/21/2047	3,942,009
5,455,000	7.69%, 01/23/2050	4,946,597
	Phillips 66 Co.
1,429,000	5.88%, 03/15/2056, (5.88% fixed rate until 12/15/2030; 5 yr. USD CMT + 2.28% thereafter)(3)	1,420,475
2,300,000	6.20%, 03/15/2056, (6.20% fixed rate until 12/15/2035; 5 yr. USD CMT + 2.17% thereafter)(3)	2,322,844
	Raizen Fuels Finance SA
6,907,000	6.70%, 02/25/2037(1)	5,769,969
1,045,000	6.70%, 02/25/2037(7)	872,972
750,000	Range Resources Corp. 4.75%, 02/15/2030(1)	733,894
250,000	SM Energy Co. 7.00%, 08/01/2032(1)	244,566
350,000	Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029	343,190
1,425,000	Talos Production, Inc. 9.38%, 02/01/2031(1)	1,457,332
337,500	Transocean International Ltd. 8.75%, 02/15/2030(1)	354,149
235,000	Vital Energy, Inc. 9.75%, 10/15/2030	241,619
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Oil & Gas - 1.9% - (continued)
	YPF SA
$ 7,925,000	6.95%, 07/21/2027(7)	$7,910,312
7,290,000	8.75%, 09/11/2031(1)	7,488,813
		85,017,077
	Oil & Gas Services - 0.0%
225,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	229,618
225,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(1)	232,389
		462,007
	Packaging & Containers - 0.4%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
EUR 3,695,000	2.13%, 08/15/2026(1)	4,129,956
$ 725,000	5.25%, 08/15/2027(1)(8)	181,250
200,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	200,409
400,000	Mauser Packaging Solutions Holding Co. 9.25%, 04/15/2027(1)	394,964
8,730,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(4)(7)	8,337,499
525,000	TriMas Corp. 4.13%, 04/15/2029(1)	507,642
	Trivium Packaging Finance BV
215,000	8.25%, 07/15/2030(1)	222,735
1,455,000	12.25%, 01/15/2031(1)	1,518,012
		15,492,467
	Pharmaceuticals - 0.5%
1,400,000	1261229 BC Ltd. 10.00%, 04/15/2032(1)	1,463,433
195,000	Bausch Health Cos., Inc. 11.00%, 09/30/2028(1)	204,407
350,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	360,890
	CVS Health Corp.
1,434,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(3)	1,490,253
1,300,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(3)	1,365,885
1,035,000	Endo Finance Holdings, Inc. 8.50%, 04/15/2031(1)	1,097,020
EUR 2,200,000	Grifols Escrow SA 3.88%, 10/15/2028(7)	2,470,005
3,775,000	Grifols SA 7.50%, 05/01/2030(7)	4,573,948
	Teva Pharmaceutical Finance Netherlands II BV
3,065,000	4.38%, 05/09/2030	3,641,104
4,240,000	7.88%, 09/15/2031	5,875,287
$ 200,000	Teva Pharmaceutical Finance Netherlands III BV 6.00%, 12/01/2032	208,723
		22,750,955
	Pipelines - 0.6%
	AL Candelaria (Spain) SA
6,859,000	5.75%, 06/15/2033(7)	6,221,387
3,910,000	5.75%, 06/15/2033(1)	3,546,527
250,000	Buckeye Partners LP 5.85%, 11/15/2043	234,569
	Enbridge, Inc.
3,400,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(3)	3,423,038
The accompanying notes are an integral part of these financial statements.

105

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Pipelines - 0.6% - (continued)
$ 800,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(3)	$854,421
1,080,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(3)	1,241,715
	Energy Transfer LP
1,121,000	6.50%, 02/15/2056, (6.50% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.68% thereafter)(3)	1,110,847
972,000	8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(3)	1,037,628
225,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	229,289
200,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	209,328
1,025,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(3)	1,067,075
	Targa Resources Corp.
795,000	4.90%, 09/15/2030	806,103
270,000	6.50%, 02/15/2053	283,790
	Transcanada Trust
3,903,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(3)	3,859,235
1,028,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD SOFR + 4.64% thereafter)(3)	1,028,055
850,000	Venture Global Calcasieu Pass LLC 4.13%, 08/15/2031(1)	785,853
350,000	Venture Global Plaquemines LNG LLC 7.75%, 05/01/2035(1)	394,945
		26,333,805
	Real Estate - 2.1%
EUR 6,560,000	Alexandrite Lake Lux Holdings SARL 6.75%, 07/30/2030(1)	7,753,368
	Canary Wharf Group Investment Holdings PLC
1,010,000	1.75%, 04/07/2026(7)	1,154,427
GBP 3,596,000	3.38%, 04/23/2028(7)	4,428,747
	Country Garden Holdings Co. Ltd.
$ 1,235,000	3.13%, 10/22/2025(7)(11)	114,276
7,485,000	3.30%, 01/12/2031(7)(11)	696,854
6,215,000	3.88%, 10/22/2030(7)(11)	590,425
4,900,000	4.80%, 08/06/2030(7)(11)	465,500
	CPI Property Group SA
EUR 4,200,000	4.75%, 07/22/2030(7)	4,719,670
3,200,000	7.50%, 03/26/2031, (7.50% fixed rate until 03/26/2031; 5 yr. EURIBOR ICE Swap + 5.23% thereafter)(3)(7)(10)	3,500,006
$ 9,195,000	GLP China Holdings Ltd. 2.95%, 03/29/2026(7)	9,068,003
	GLP Pte. Ltd.
12,595,000	4.50%, 05/17/2026, (4.50% fixed rate until 05/17/2026; 5 yr. USD CMT + 3.74% thereafter)(3)(7)(10)	8,785,663
6,395,000	4.60%, 06/29/2027, (4.60% fixed rate until 06/29/2027; 5 yr. USD CMT + 3.73% thereafter)(3)(7)(10)	4,252,536
6,545,000	9.75%, 05/20/2028(7)(8)	6,868,977
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Real Estate - 2.1% - (continued)
EUR 3,000,000	New Immo Holding SA 3.25%, 07/23/2027(7)	$3,430,117
$ 16,415,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(7)	16,076,654
	Samhallsbyggnadsbolaget I Norden Holding AB
EUR 6,820,000	0.75%, 11/14/2028(7)(8)	6,335,688
15,555,000	1.13%, 09/26/2029(7)	13,766,121
		92,007,032
	Real Estate Investment Trusts - 0.7%
$ 8,080,000	Champion MTN Ltd. 2.95%, 06/15/2030(7)	6,974,487
	Hudson Pacific Properties LP
1,610,000	3.25%, 01/15/2030(8)	1,374,787
17,925,000	4.65%, 04/01/2029(8)	16,502,931
2,145,000	5.95%, 02/15/2028(8)	2,096,926
3,850,000	Trust Fibra Uno 7.38%, 02/13/2034(7)	4,193,266
		31,142,397
	Retail - 0.6%
250,000	Asbury Automotive Group, Inc. 4.75%, 03/01/2030	244,355
GBP 100,000	B&M European Value Retail SA 6.50%, 11/27/2031(7)	129,087
	Bertrand Franchise Finance SAS
EUR 1,605,000	5.75%, 07/18/2030, 3 mo. EURIBOR + 3.75%(3)(7)(8)	1,792,472
3,145,000	6.50%, 07/18/2030(7)(8)	3,521,416
GBP 100,000	CD&R Firefly Bidco PLC 8.63%, 04/30/2029(7)	137,301
$ 375,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	399,669
3,353,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)(8)	3,058,372
1,309,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	1,066,037
1,700,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	1,587,428
350,000	PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(1)	349,107
250,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	251,545
3,315,000	Staples, Inc. 10.75%, 09/01/2029(1)	3,212,496
375,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)(8)	360,964
8,870,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)(8)	9,411,363
		25,521,612
	Savings & Loans - 0.1%
GBP 2,750,000	Nationwide Building Society 7.88%, 12/20/2031, (7.88% fixed rate until 12/20/2031; 5 yr. U.K. Government Bond + 3.59% thereafter)(3)(7)(10)	3,789,056
	Semiconductors - 0.1%
	Foundry JV Holdco LLC
$ 446,000	6.20%, 01/25/2037(1)	474,294
2,422,000	6.40%, 01/25/2038(1)	2,613,684
911,000	Intel Corp. 5.60%, 02/21/2054	871,162
1,325,000	NVIDIA Corp. 3.50%, 04/01/2040	1,137,499
		5,096,639
	Software - 0.3%
387,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	378,859
The accompanying notes are an integral part of these financial statements.

106

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Software - 0.3% - (continued)
$ 2,200,000	Cloud Software Group, Inc. 9.00%, 09/30/2029(1)	$2,275,548
470,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(1)	448,637
	Rocket Software, Inc.
1,690,000	6.50%, 02/15/2029(1)	1,641,799
750,000	9.00%, 11/28/2028(1)	772,859
1,275,000	Synopsys, Inc. 5.00%, 04/01/2032	1,301,825
	TeamSystem SpA
EUR 2,800,000	5.53%, 07/31/2031, 3 mo. EURIBOR + 3.50%(3)(7)	3,238,159
1,630,000	5.53%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(3)	1,885,071
		11,942,757
	Telecommunications - 2.6%
	Africell Holding Ltd.
$ 15,640,000	10.50%, 10/23/2029(1)(8)	15,525,561
8,796,000	10.50%, 10/23/2029(7)	8,728,883
	Altice France SA
7,300,967	6.50%, 03/15/2032(1)	6,990,332
847,110	6.88%, 07/15/2032(1)	813,305
EUR 211,777	7.25%, 11/01/2029(1)	244,113
	AT&T, Inc.
$ 622,000	3.50%, 06/01/2041	492,131
1,020,000	3.85%, 06/01/2060	719,477
1,338,000	Bell Telephone Co. of Canada or Bell Canada 7.00%, 09/15/2055, (7.00% fixed rate until 06/15/2035; 5 yr. USD CMT + 2.36% thereafter)(3)	1,406,294
1,645,921	EchoStar Corp. 6.75%, 11/30/2030(9)	1,698,442
EUR 10,285,000	Eolo SpA 4.88%, 10/21/2028(7)(8)	10,815,415
$ 250,000	Frontier Communications Holdings LLC 5.88%, 10/15/2027(1)	249,808
	Iliad Holding SAS
EUR 100,000	5.38%, 04/15/2030(1)	118,662
4,525,000	6.88%, 04/15/2031(7)	5,586,652
$ 1,435,000	8.50%, 04/15/2031(1)	1,540,137
EUR 1,675,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(7)	1,948,573
	Level 3 Financing, Inc.
$ 1,910,000	4.50%, 04/01/2030(1)	1,764,363
350,000	7.00%, 03/31/2034(1)	359,591
	Lorca Telecom Bondco SA
EUR 4,810,000	4.00%, 09/18/2027(7)	5,548,738
1,685,000	4.00%, 09/18/2027(1)	1,943,789
$ 100,000	Lumen Technologies, Inc. 4.50%, 01/15/2029(1)	92,500
5,319,000	Millicom International Cellular SA 4.50%, 04/27/2031(7)	4,968,369
EUR 400,000	Odido Group Holding BV 5.50%, 01/15/2030(7)	463,788
	Odido Holding BV
2,685,000	3.75%, 01/15/2029(1)	3,081,883
1,200,000	3.75%, 01/15/2029(7)	1,377,378
$ 6,970,000	Silk Road Group Holding LLC 7.50%, 09/15/2030(1)	6,984,539
2,835,000	Telecom Argentina SA 9.25%, 05/28/2033(1)	2,884,400
	Telecom Italia Capital SA
150,000	6.00%, 09/30/2034	153,623
175,000	6.38%, 11/15/2033	184,375
2,637,000	TELUS Corp. 7.00%, 10/15/2055, (7.00% fixed rate until 07/15/2035; 5 yr. USD CMT + 2.71% thereafter)(3)	2,812,875
	Veon Midco BV
8,700,000	3.38%, 11/25/2027(7)	8,146,976
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.0% - (continued)
	Telecommunications - 2.6% - (continued)
$ 220,000	3.38%, 11/25/2027(1)	$206,015
4,860,000	9.00%, 07/15/2029(1)	5,051,690
1,640,742	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(4)(7)	1,574,914
300,000	Vmed O2 U.K. Financing I PLC 4.25%, 01/31/2031(1)	273,899
7,350,000	WULF Compute LLC 7.75%, 10/15/2030(1)	7,635,731
		112,387,221
	Water - 0.4%
	Aegea Finance SARL
13,850,000	7.63%, 01/20/2036(1)	13,503,108
2,500,000	9.00%, 01/20/2031(1)	2,641,370
		16,144,478
	Total Corporate Bonds (cost $1,239,832,072)	$1,268,751,050
FOREIGN GOVERNMENT OBLIGATIONS - 5.5%
	Angola - 0.2%
9,890,000	Angola Government International Bonds 8.00%, 11/26/2029(7)	$9,451,671
	Argentina - 0.5%
22,625,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(4)	15,848,812
4,525,000	Provincia de Cordoba 9.75%, 07/02/2032(1)	4,648,985
		20,497,797
	Benin - 0.2%
8,715,000	Benin Government International Bonds 7.96%, 02/13/2038(7)	9,059,204
	Brazil - 0.1%
BRL 29,566,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2027	5,290,023
	Chile - 0.1%
	Bonos de la Tesoreria de la Republica en pesos
CLP 1,115,000,000	5.00%, 10/01/2028(7)	1,183,931
1,910,000,000	6.00%, 04/01/2033(7)	2,087,084
		3,271,015
	China - 0.2%
CNY 31,590,000	Agricultural Development Bank of China 2.96%, 04/17/2030	4,679,308
29,900,000	China Government Bonds 2.27%, 05/25/2034	4,368,379
		9,047,687
	Colombia - 0.4%
	Colombia Government International Bonds
$ 8,550,000	5.00%, 06/15/2045	6,545,025
2,305,000	8.75%, 11/14/2053	2,641,415
	Colombia TES
COP 23,228,400,000	6.25%, 07/09/2036	4,077,664
9,076,600,000	7.00%, 06/30/2032	1,867,444
4,186,500,000	7.75%, 09/18/2030	948,160
		16,079,708
	Czech Republic - 0.0%
CZK 29,570,000	Czech Republic Government Bonds 2.50%, 08/25/2028(7)	1,358,003
The accompanying notes are an integral part of these financial statements.

107

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.5% - (continued)
	Dominican Republic - 0.0%
DOP 125,400,000	Dominican Republic International Bonds 13.63%, 02/03/2033(7)	$2,344,053
	Gabon - 0.5%
$ 25,660,000	Gabon Government International Bonds 6.63%, 02/06/2031(7)	20,028,768
	Hungary - 0.1%
	Hungary Government Bonds
HUF 391,870,000	1.50%, 04/22/2026	1,140,502
573,660,000	3.00%, 08/21/2030	1,473,741
		2,614,243
	India - 0.1%
	India Government Bonds
INR 109,960,000	6.10%, 07/12/2031	1,216,268
293,350,000	6.64%, 06/16/2035	3,284,571
39,760,000	7.26%, 01/14/2029	462,151
		4,962,990
	Indonesia - 0.2%
	Indonesia Treasury Bonds
IDR 59,047,000,000	7.00%, 09/15/2030	3,765,445
4,260,000,000	7.13%, 06/15/2038	272,942
18,530,000,000	7.50%, 06/15/2035	1,225,119
66,479,000,000	8.38%, 09/15/2026	4,111,464
		9,374,970
	Ivory Coast - 0.2%
EUR 7,145,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(7)	7,963,804
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 22,136,000	3.83%, 07/05/2034	5,387,882
6,975,000	3.90%, 11/16/2027	1,692,004
10,690,000	4.76%, 04/07/2037	2,807,993
		9,887,879
	Mexico - 0.3%
	Mexico Bonos
MXN 91,637,900	5.75%, 03/05/2026	4,902,333
25,335,000	7.75%, 11/23/2034	1,284,884
58,985,600	7.75%, 11/13/2042	2,735,384
44,690,300	8.00%, 05/24/2035	2,277,710
14,086,200	8.50%, 11/18/2038	721,036
25,063,130	Mexico Cetes 0.00%, 09/02/2027(6)	1,179,870
	Mexico Government International Bonds
$ 860,000	3.75%, 04/19/2071	533,200
620,000	5.38%, 03/22/2033	619,504
		14,253,921
	Peru - 0.2%
	Peru Government Bonds
PEN 5,815,000	5.40%, 08/12/2034	1,677,855
12,395,000	6.85%, 08/12/2035(7)(8)	3,884,523
9,865,000	6.95%, 08/12/2031	3,211,955
362,000	7.60%, 08/12/2039(7)(8)	117,042
		8,891,375
	Philippines - 0.1%
	Philippines Government Bonds
PHP 42,200,000	6.25%, 03/22/2028	728,896
101,410,000	6.88%, 01/10/2029	1,786,491
		2,515,387
	Poland - 0.1%
PLN 12,460,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	3,364,275
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.5% - (continued)
	Romania - 0.8%
	Romania Government Bonds
RON 8,160,000	5.00%, 02/12/2029	$1,747,249
7,445,000	7.10%, 07/31/2034	1,699,446
3,805,000	8.25%, 09/29/2032	919,562
	Romania Government International Bonds
EUR 5,040,000	2.63%, 12/02/2040(1)	3,840,506
5,285,000	2.75%, 04/14/2041(7)	4,044,259
7,080,000	2.88%, 04/13/2042(7)	5,406,637
9,005,000	3.75%, 02/07/2034(7)	9,223,969
7,245,000	5.38%, 03/22/2031(1)	8,641,562
		35,523,190
	South Africa - 0.3%
	Republic of South Africa Government Bonds
ZAR 15,510,000	8.00%, 01/31/2030	902,856
162,657,000	8.75%, 01/31/2044	8,393,058
70,094,000	8.88%, 02/28/2035	4,046,111
		13,342,025
	Sri Lanka - 0.5%
	Sri Lanka Government International Bonds
$ 10,507,586	3.60%, 05/15/2036(1)(4)	9,587,109
15,242,414	3.60%, 02/15/2038(1)(4)	14,061,057
		23,648,166
	Supranational - 0.1%
INR 63,600,000	Asian Infrastructure Investment Bank 7.00%, 01/23/2032(7)	721,499
	European Bank for Reconstruction & Development
71,000,000	6.75%, 03/14/2031	802,220
36,900,000	6.75%, 01/13/2032	416,771
75,000,000	Inter-American Development Bank 7.00%, 01/25/2029	854,753
71,800,000	International Bank for Reconstruction & Development 6.75%, 07/13/2029	813,778
		3,609,021
	Thailand - 0.1%
	Thailand Government Bonds
THB 103,820,000	1.60%, 06/17/2035	3,161,193
19,114,000	3.45%, 06/17/2043	690,971
23,926,000	3.78%, 06/25/2032	840,887
		4,693,051
	Uruguay - 0.0%
	Uruguay Government International Bonds
UYU 24,217,140	4.38%, 12/15/2028(13)	623,759
47,932,000	9.75%, 07/20/2033	1,329,447
		1,953,206
	Total Foreign Government Obligations (cost $230,642,042)	$243,025,432
MUNICIPAL BONDS - 0.2%
	General - 0.0%
$ 605,369	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	$684,563
	Higher Education - 0.1%
5,795,000	Maricopa County Industrial Dev Auth, AZ, Rev 7.38%, 10/01/2029(1)	6,081,512
The accompanying notes are an integral part of these financial statements.

108

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.2% - (continued)
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
$ 1,140,000	5.00%, 11/15/2050	$1,159,196
615,000	6.81%, 11/15/2040	696,732
		1,855,928
	Total Municipal Bonds (cost $8,508,511)	$8,622,003
SENIOR FLOATING RATE INTERESTS - 9.3%(14)
	Advertising - 0.0%
1,268,938	Planet U.S. Buyer LLC 7.20%, 02/07/2031, 3 mo. USD Term SOFR + 3.00%	$1,274,495
	Aerospace & Defense - 0.3%
	Air Comm Corp. LLC
963,397	6.72%, 12/11/2031, 1 mo. USD Term SOFR + 2.75%	962,800
46,846	6.74%, 12/11/2031, 3 mo. USD Term SOFR + 2.75%(15)	46,817
1,273,600	Barnes Group, Inc. 6.71%, 01/27/2032, 1 mo. USD Term SOFR + 2.75%	1,272,008
98,753	Bleriot U.S. Bidco, Inc. 6.50%, 10/31/2030, 3 mo. USD Term SOFR + 2.50%	98,906
1,515,874	Cobham Ultra SeniorCo SARL 8.37%, 08/03/2029, 6 mo. USD Term SOFR + 3.75%	1,519,391
1,047,088	Dynasty Acquisition Co., Inc. 5.96%, 10/31/2031, 1 mo. USD Term SOFR + 2.00%	1,048,449
693,550	Spirit AeroSystems, Inc. 8.34%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	694,202
	TransDigm, Inc.
3,541,623	6.50%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	3,545,519
2,088,900	6.50%, 01/19/2032, 3 mo. USD Term SOFR + 2.50%	2,090,049
		11,278,141
	Airlines - 0.2%
796,000	American Airlines, Inc. 7.13%, 05/28/2032, 3 mo. USD Term SOFR + 3.25%	798,388
1,470,150	AS Mileage Plan IP Ltd. 5.63%, 10/15/2031, 3 mo. USD Term SOFR + 1.75%	1,473,825
2,425,500	JetBlue Airways Corp. 8.75%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	2,300,587
2,108,700	Vista Management Holding, Inc. 7.74%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	2,121,879
1,300,200	WestJet Loyalty LP 7.25%, 02/14/2031, 3 mo. USD Term SOFR + 3.25%	1,304,270
		7,998,949
	Apparel - 0.2%
3,610,282	ABG Intermediate Holdings 2 LLC 6.21%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	3,605,769
410,000	Beach Acquisition Bidco LLC 7.31%, 09/12/2032, 3 mo. USD Term SOFR + 3.25%	411,878
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.3%(14) - (continued)
	Apparel - 0.2% - (continued)
$ 555,000	Crocs, Inc. 6.25%, 02/19/2029, 3 mo. USD Term SOFR + 2.25%	$558,008
1,780,077	Hanesbrands, Inc. 6.71%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	1,783,049
1,436,400	Varsity Brands, Inc. 7.03%, 08/26/2031, 3 mo. USD Term SOFR + 3.00%	1,438,914
		7,797,618
	Auto Parts & Equipment - 0.1%
	Clarios Global LP
1,069,840	6.46%, 05/06/2030, 1 mo. USD Term SOFR + 2.50%	1,069,177
775,000	6.71%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	776,697
	First Brands Group LLC
436,235	5.53%, 06/29/2026, 1 mo. USD Term SOFR + 1.55%	461,912
3,854,278	9.10%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	378,991
1,246,386	11.13%, 06/26/2026, U.S. (Fed) Prime Rate + 9.00%	499,689
		3,186,466
	Beverages - 0.0%
1,645,138	Pegasus BidCo BV 6.76%, 07/12/2029, 3 mo. USD Term SOFR + 2.75%	1,652,672
	Chemicals - 0.1%
713,716	Axalta Coating Systems U.S. Holdings, Inc. 5.75%, 12/20/2029, 3 mo. USD Term SOFR + 1.75%	714,401
987,525	INEOS U.S. Finance LLC 6.96%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	835,446
982,111	Nouryon Finance BV 7.04%, 04/03/2028, 6 mo. USD Term SOFR + 3.25%	979,656
630,000	Olympus Water U.S. Holding Corp. 7.29%, 07/23/2032, 1 mo. USD Term SOFR + 3.25%	626,850
983,188	SCIH Salt Holdings, Inc. 7.20%, 01/31/2029, 6 mo. USD Term SOFR + 3.00%	986,433
995,584	Tronox Finance LLC 6.49%, 09/30/2031, 1 mo. USD Term SOFR + 2.50%	709,164
83,132	USALCO LLC 1.00%, 09/30/2031, 3 mo. USD Term SOFR + 3.50%(15)	83,106
		4,935,056
	Commercial Services - 1.0%
1,150,000	Allied Universal Holdco LLC 7.31%, 08/20/2032, 1 mo. USD Term SOFR + 3.25%	1,154,060
1,596,021	APi Group DE, Inc. 5.71%, 01/03/2029, 1 mo. USD Term SOFR + 1.75%	1,597,186
2,069,139	Belron Finance 2019 LLC 6.74%, 10/16/2031, 3 mo. USD Term SOFR + 2.25%	2,077,767
EUR 1,540,000	Belron U.K. Finance PLC 4.72%, 10/16/2031, 3 mo. EURIBOR + 2.75%	1,784,134
2,055,172	Boels Topholding BV 4.68%, 05/23/2031, 1 mo. EURIBOR + 2.75%	2,376,309
The accompanying notes are an integral part of these financial statements.

109

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.3%(14) - (continued)
	Commercial Services - 1.0% - (continued)
EUR 1,000,000	Boluda Towage SL 5.40%, 01/31/2030, 1 mo. EURIBOR + 3.50%	$1,160,004
$ 630,245	Boost Newco Borrower LLC 6.00%, 01/31/2031, 3 mo. USD Term SOFR + 2.00%	631,626
2,525,000	BrightView Landscapes LLC 5.84%, 04/20/2029, 3 mo. USD Term SOFR + 2.00%	2,518,687
2,270,540	Cimpress PLC 6.46%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	2,272,425
1,385,606	Citrin Cooperman Advisors LLC 7.00%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	1,385,024
1,123,645	Corp. Service Co. 5.96%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	1,117,330
1,092,000	Creative Artists Agency LLC 6.46%, 10/01/2031, 1 mo. USD Term SOFR + 2.50%	1,093,059
1,780,473	Ensemble RCM LLC 6.84%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,786,865
1,562,500	Evertec Group LLC 6.21%, 10/30/2030, 1 mo. USD Term SOFR + 2.25%	1,564,453
2,604,654	First Advantage Holdings LLC 6.71%, 10/31/2031, 1 mo. USD Term SOFR + 2.75%	2,529,771
1,739,583	Fugue Finance BV 6.95%, 01/09/2032, 3 mo. USD Term SOFR + 2.75%	1,741,758
987,538	Garda World Security Corp. 7.05%, 02/01/2029, 1 mo. USD Term SOFR + 3.00%	986,718
1,029,632	Grant Thornton Advisors LLC 6.46%, 06/02/2031, 1 mo. USD Term SOFR + 2.50%	1,025,782
350,000	Hertz Corp. 7.89%, 06/30/2028, 3 mo. USD Term SOFR + 3.75%	287,700
EUR 1,915,000	Inspired Finco Holdings Ltd. 5.14%, 02/28/2031, 1 mo. EURIBOR + 3.25%	2,214,609
$ 518,451	OMNIA Partners LLC 6.36%, 07/25/2030, 3 mo. USD Term SOFR + 2.50%	518,451
877,122	PG Investment Co. 59 SARL 6.71%, 03/26/2031, 1 mo. USD Term SOFR + 2.75%	879,753
2,724,367	Ryan LLC 7.46%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	2,710,745
EUR 2,000,000	Techem Verwaltungsgesellschaft 675 GmbH 5.27%, 07/15/2032, 3 mo. EURIBOR + 3.25%	2,315,259
$ 1,517,471	Trans Union LLC 5.71%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	1,515,574
886,835	TTF Holdings LLC 7.79%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	813,671
EUR 903,125	Verisure Holding AB 5.00%, 03/27/2028, 3 mo. EURIBOR + 3.00%	1,040,446
$ 774,313	Vestis Corp. 6.45%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	734,304
946,337	Wand NewCo 3, Inc. 6.46%, 01/30/2031, 1 mo. USD Term SOFR + 2.50%	943,545
1,525,180	WEX, Inc. 5.71%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	1,519,933
		44,296,948
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.3%(14) - (continued)
	Construction Materials - 0.3%
$ 1,008,955	Chamberlain Group, Inc. 6.96%, 09/08/2032, 1 mo. USD Term SOFR + 3.00%	$1,011,478
	Cornerstone Building Brands, Inc.
987,080	7.38%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	901,392
891,000	8.53%, 05/15/2031, 1 mo. USD Term SOFR + 4.50%	777,959
	Emerald Borrower LP
1,549,380	6.12%, 08/04/2031, 6 mo. USD Term SOFR + 2.25%	1,542,825
988,400	6.45%, 05/31/2030, 3 mo. USD Term SOFR + 2.25%	985,405
	Groundworks LLC
74,462	3.63%, 03/14/2031, 3 mo. USD Term SOFR + 3.00%(15)	74,509
400,321	6.99%, 03/14/2031, 1 mo. USD Term SOFR + 3.00%	400,573
1,181,769	Hobbs & Associates LLC 6.71%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	1,179,760
3,872,357	Quikrete Holdings, Inc. 6.21%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	3,876,965
251,124	Standard Industries, Inc. 5.75%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	251,752
1,980,000	Wilsonart LLC 8.25%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	1,911,769
		12,914,387
	Distribution/Wholesale - 0.2%
1,947,280	American Builders & Contractors Supply Co., Inc. 5.71%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	1,953,842
1,546,347	Core & Main LP 5.99%, 07/27/2028, 1 mo. USD Term SOFR + 2.00%	1,545,698
855,000	Gloves Buyer, Inc. 7.96%, 05/21/2032, 1 mo. USD Term SOFR + 4.00%	841,371
965,392	PEARLS Netherlands Bidco BV 7.09%, 02/26/2029, 3 mo. USD Term SOFR + 3.25%	904,572
	Windsor Holdings III LLC
EUR 1,295,000	4.64%, 08/01/2030, 1 mo. EURIBOR + 2.75%	1,483,561
$ 1,911,298	6.73%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	1,906,520
		8,635,564
	Diversified Financial Services - 0.4%
810,000	Advisor Group, Inc. 6.96%, 07/30/2032, 1 mo. USD Term SOFR + 3.00%	811,012
3,213,767	Aretec Group, Inc. 7.46%, 08/09/2030, 1 mo. USD Term SOFR + 3.50%	3,224,275
1,480,388	Blackhawk Network Holdings, Inc. 7.96%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	1,485,244
1,955,000	CFC Bidco 2022 Ltd. 7.74%, 07/01/2032, 3 mo. USD Term SOFR + 3.75%	1,908,569
969,517	Corpay Technologies Operating Co. LLC 5.81%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	968,848
1,009,800	CPI Holdco B LLC 5.96%, 05/19/2031, 1 mo. USD Term SOFR + 2.00%	1,008,992
The accompanying notes are an integral part of these financial statements.

110

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.3%(14) - (continued)
	Diversified Financial Services - 0.4% - (continued)
$ 2,835,750	FNZ Group Services Ltd. 9.32%, 11/05/2031, 3 mo. USD Term SOFR + 5.00%	$2,247,332
2,153,725	Focus Financial Partners LLC 6.71%, 09/15/2031, 1 mo. USD Term SOFR + 2.75%	2,158,442
2,786,713	HighTower Holdings LLC 7.07%, 02/03/2032, 3 mo. USD Term SOFR + 2.75%	2,783,230
2,069,765	Jane Street Group LLC 6.16%, 12/15/2031, 3 mo. USD Term SOFR + 2.00%	2,049,192
718,987	Setanta Aircraft Leasing DAC 5.75%, 11/05/2028, 3 mo. USD Term SOFR + 1.75%	721,417
		19,366,553
	Electronics - 0.1%
1,276,407	Coherent Corp. 5.71%, 07/02/2029, 1 mo. USD Term SOFR + 1.75%	1,276,803
3,491,250	LSF12 Crown U.S. Commercial Bidco LLC 7.66%, 12/02/2031, 1 mo. USD Term SOFR + 3.50%	3,509,789
334,163	MV Holding GmbH 6.22%, 03/17/2032, 1 mo. USD Term SOFR + 2.00%	334,998
		5,121,590
	Engineering & Construction - 0.3%
	Brown Group Holding LLC
1,526,663	6.46%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	1,530,388
1,984,555	6.73%, 07/01/2031, 1 mo. USD Term SOFR + 2.75%	1,991,997
784,075	Construction Partners, Inc. 6.46%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	785,055
2,218,238	KKR Apple Bidco LLC 6.46%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	2,223,384
2,932,650	Newly Weds Foods, Inc. 6.28%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	2,921,653
1,526,175	Tecta America Corp. 6.97%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	1,529,990
		10,982,467
	Entertainment - 0.7%
	Banijay Entertainment SAS
EUR 1,305,000	5.28%, 02/10/2032, 3 mo. EURIBOR + 3.25%	1,507,397
$ 448,689	6.88%, 03/01/2028, 1 mo. USD Term SOFR + 2.75%	450,372
	Caesars Entertainment, Inc.
2,416,640	6.21%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	2,394,479
788,000	6.21%, 02/06/2031, 1 mo. USD Term SOFR + 2.25%	779,726
1,766,249	Cinemark USA, Inc. 6.23%, 05/24/2030, 1 mo. USD Term SOFR + 2.25%	1,764,995
1,642,608	Crown Finance U.S., Inc. 8.63%, 12/02/2031, 1 mo. USD Term SOFR + 4.50%	1,638,206
1,025,000	Delta 2 Lux SARL 6.00%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	1,025,318
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.3%(14) - (continued)
	Entertainment - 0.7% - (continued)
$ 492,525	DK Crown Holdings, Inc. 5.86%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	$490,062
EUR 1,310,000	Dorna Sports SL 4.82%, 08/18/2032, 3 mo. EURIBOR + 2.75%	1,514,426
$ 1,865,325	EOC Borrower LLC 6.96%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	1,872,320
603,488	Herschend Entertainment Co. LLC 7.21%, 05/27/2032, 1 mo. USD Term SOFR + 3.25%	605,751
3,080,798	Light & Wonder International, Inc. 6.29%, 04/14/2029, 1 mo. USD Term SOFR + 2.25%	3,083,694
977,060	Maverick Gaming LLC 15.50%, 06/05/2028, U.S. (Fed) Prime Rate + 8.50%	537,383
434,778	Motion Finco SARL 7.50%, 11/12/2029, 3 mo. USD Term SOFR + 3.50%	375,383
869,512	Ontario Gaming GTA LP 8.24%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	813,359
1,273,549	Penn Entertainment, Inc. 6.46%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	1,275,065
	RunItOneTime LLC
12,455	4.96%, 04/16/2026, 1 mo. USD Term SOFR + 1.00%(2)(9)	11,210
255,046	4.96%, 05/06/2026, 1 mo. USD Term SOFR + 1.00%(2)(9)	255,046
154,433	16.46%, 04/16/2026, 1 mo. USD Term SOFR + 12.50%(2)	148,493
3,696,445	SeaWorld Parks & Entertainment, Inc. 5.96%, 12/04/2031, 1 mo. USD Term SOFR + 2.00%	3,682,583
2,559,296	Six Flags Entertainment Corp. 5.96%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	2,541,176
1,930,437	TKO Worldwide Holdings LLC 6.04%, 11/21/2031, 3 mo. USD Term SOFR + 2.00%	1,934,336
		28,700,780
	Environmental Control - 0.1%
	Filtration Group Corp.
EUR 450,000	5.39%, 10/21/2028, 1 mo. EURIBOR + 3.50%	523,879
$ 1,502,913	6.71%, 10/21/2028, 1 mo. USD Term SOFR + 2.75%	1,508,233
600,000	GFL Environmental, Inc. 6.67%, 03/03/2032, 3 mo. USD Term SOFR + 2.50%	599,400
		2,631,512
	Food - 0.2%
228,272	Aspire Bakeries Holdings LLC 7.47%, 12/23/2030, 1 mo. USD Term SOFR + 3.50%	228,986
1,531,327	CHG PPC Parent LLC 7.08%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	1,537,070
	Froneri Lux Finco SARL
EUR 2,000,000	4.58%, 09/30/2031, 6 mo. EURIBOR + 2.50%	2,305,300
$ 1,302,649	6.20%, 09/30/2031, 6 mo. USD Term SOFR + 2.00%	1,291,837
The accompanying notes are an integral part of these financial statements.

111

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.3%(14) - (continued)
	Food - 0.2% - (continued)
$ 745,000	6.46%, 07/16/2032, 1 mo. USD Term SOFR + 2.50%	$744,449
1,959,548	U.S. Foods, Inc. 5.71%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	1,969,620
		8,077,262
	Food Service - 0.0%
1,127,412	Aramark Services, Inc. 6.03%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	1,128,291
722,718	Golden State Foods LLC 8.16%, 12/04/2031, 1 mo. USD Term SOFR + 4.00%	724,475
		1,852,766
	Hand/Machine Tools - 0.0%
756,940	Alliance Laundry Systems LLC 6.16%, 08/19/2031, 1 mo. USD Term SOFR + 2.25%	757,689
	Healthcare - Products - 0.1%
1,986,248	Bausch & Lomb Corp. 7.96%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	1,989,982
	Hanger, Inc.
84,917	4.09%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%(15)	85,087
656,719	7.46%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%	658,032
3,481,146	Medline Borrower LP 5.96%, 10/23/2028, 1 mo. USD Term SOFR + 2.00%	3,484,001
		6,217,102
	Healthcare - Services - 0.2%
990,240	ADMI Corp. 7.45%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	930,825
750,000	Aveanna Healthcare LLC 7.71%, 09/17/2032, 1 mo. USD Term SOFR + 3.75%	751,448
	EyeCare Partners LLC
1,300,285	4.97%, 11/30/2028, 3 mo. USD Term SOFR + 3.61%(9)	757,013
142,039	10.72%, 11/30/2028, 3 mo. USD Term SOFR + 6.75%	29,828
1,265,765	Heartland Dental LLC 7.71%, 08/25/2032, 1 mo. USD Term SOFR + 3.75%	1,267,474
927,845	Parexel International Corp. 6.46%, 11/15/2028, 1 mo. USD Term SOFR + 2.50%	930,118
2,675,317	Star Parent, Inc. 8.00%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	2,678,902
1,793,423	Surgery Center Holdings, Inc. 6.46%, 12/19/2030, 1 mo. USD Term SOFR + 2.50%	1,797,297
		9,142,905
	Holding Companies-Diversified - 0.0%
	GC Ferry Acquisition I, Inc.
308,438	1.75%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%(15)	307,710
1,806,562	7.71%, 08/16/2032, 3 mo. USD Term SOFR + 3.50%	1,802,299
		2,110,009
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.3%(14) - (continued)
	Home Furnishings - 0.1%
$ 603,919	AI Aqua Merger Sub, Inc. 7.13%, 07/31/2028, 1 mo. USD Term SOFR + 3.00%	$605,024
1,810,317	Somnigroup International, Inc. 6.21%, 10/24/2031, 1 mo. USD Term SOFR + 2.25%	1,818,608
		2,423,632
	Insurance - 0.7%
3,217,195	Acrisure LLC 6.96%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	3,211,565
655,000	Alera Group, Inc. 7.21%, 05/31/2032, 1 mo. USD Term SOFR + 3.25%	658,131
4,722,389	Alliant Holdings Intermediate LLC 6.46%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	4,716,203
1,275,362	AmWINS Group, Inc. 6.25%, 01/30/2032, 3 mo. USD Term SOFR + 2.25%	1,276,689
	Asurion LLC
892,632	8.06%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	893,265
444,737	8.33%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	446,049
1,440,000	9.33%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	1,408,723
1,500,000	9.33%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	1,427,910
1,861,780	Howden Group Holdings Ltd. 6.71%, 02/15/2031, 1 mo. USD Term SOFR + 2.75%	1,864,293
4,374,501	HUB International Ltd. 6.12%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	4,388,018
4,884,175	Sedgwick Claims Management Services, Inc. 6.46%, 07/31/2031, 1 mo. USD Term SOFR + 2.50%	4,882,026
310,000	Trucordia Insurance Holdings LLC 7.21%, 06/17/2032, 1 mo. USD Term SOFR + 3.25%	310,775
1,287,742	Truist Insurance Holdings LLC 6.75%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	1,285,437
3,216,794	USI, Inc. 6.25%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	3,220,011
		29,989,095
	Internet - 0.2%
1,701,369	Endure Digital, Inc. 7.72%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	879,182
493,750	Go Daddy Operating Co. LLC 5.71%, 05/30/2031, 1 mo. USD Term SOFR + 1.75%	492,259
	MH Sub I LLC
1,947,404	8.21%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	1,554,029
2,479,224	8.25%, 05/03/2028, 3 mo. USD Term SOFR + 4.25%	2,248,978
795,000	10.09%, 02/23/2029, 3 mo. USD Term SOFR + 6.25%	594,263
198,489	Proofpoint, Inc. 6.96%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	199,205
The accompanying notes are an integral part of these financial statements.

112

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.3%(14) - (continued)
	Internet - 0.2% - (continued)
$ 689,569	Shutterfly, Inc. 9.20%, 10/01/2027, 3 mo. USD Term SOFR + 5.00%(9)	$668,365
2,029,813	Speedster Bidco GmbH 7.24%, 12/10/2031, 3 mo. USD Term SOFR + 3.25%	2,032,350
		8,668,631
	Investment Company Security - 0.1%
1,006,828	Dragon Buyer, Inc. 6.75%, 09/30/2031, 3 mo. USD Term SOFR + 2.75%	1,009,093
760,000	Gryphon Acquire Newco LLC 6.85%, 09/13/2032, 6 mo. USD Term SOFR + 3.00%	763,329
1,025,635	Intrado Corp. 7.50%, 01/31/2030, 3 mo. USD Term SOFR + 3.50%	1,025,851
1,363,156	Nexus Buyer LLC 7.46%, 07/31/2031, 1 mo. USD Term SOFR + 3.50%	1,353,123
		4,151,396
	IT Services - 0.4%
1,656,000	Amentum Government Services Holdings LLC 6.21%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	1,653,516
3,602,775	Fortress Intermediate 3, Inc. 7.11%, 06/27/2031, 1 mo. USD Term SOFR + 3.00%	3,607,278
	Kaseya, Inc.
2,034,775	7.21%, 03/20/2032, 1 mo. USD Term SOFR + 3.25%	2,033,717
335,000	8.96%, 03/18/2033, 1 mo. USD Term SOFR + 5.00%	331,023
4,001,102	McAfee LLC 6.96%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	3,784,363
420,267	NCR Atleos LLC 7.03%, 04/16/2029, 3 mo. USD Term SOFR + 3.00%	420,443
2,703,318	Peraton Corp. 7.69%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	2,326,394
490,000	Sandisk Corp. 6.86%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	490,309
1,046,865	Tempo Acquisition LLC 5.71%, 08/31/2028, 1 mo. USD Term SOFR + 1.75%	1,017,783
		15,664,826
	Leisure Time - 0.1%
1,452,850	Hayward Industries, Inc. 6.58%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	1,456,482
2,231,036	LC AHAB U.S. Bidco LLC 6.96%, 05/01/2031, 1 mo. USD Term SOFR + 3.00%	2,233,825
1,579,891	MajorDrive Holdings IV LLC 8.26%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,530,267
492,528	Recess Holdings, Inc. 7.62%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	494,222
		5,714,796
	Lodging - 0.0%
492,500	Station Casinos LLC 5.96%, 03/14/2031, 1 mo. USD Term SOFR + 2.00%	492,584
	Machinery - Construction & Mining - 0.0%
1,754,169	WEC U.S. Holdings Ltd. 6.38%, 01/27/2031, 1 mo. USD Term SOFR + 2.25%	1,757,853
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.3%(14) - (continued)
	Machinery-Diversified - 0.1%
$ 361,744	Roper Industrial Products Investment Co. LLC 6.75%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	$362,580
	TK Elevator Midco GmbH
EUR 1,920,000	5.33%, 04/30/2030, 6 mo. EURIBOR + 3.25%	2,225,260
$ 1,751,272	7.20%, 04/30/2030, 6 mo. USD Term SOFR + 3.00%	1,761,132
		4,348,972
	Media - 0.2%
754,698	Altice France SA 10.86%, 05/31/2031, 3 mo. USD Term SOFR + 6.88%	752,540
861,322	Century De Buyer LLC 6.84%, 10/30/2030, 3 mo. USD Term SOFR + 3.00%	864,121
202,463	CSC Holdings LLC 8.50%, 04/15/2027, U.S. (Fed) Prime Rate + 1.50%	190,528
	EW Scripps Co.
310,141	7.50%, 11/30/2029, 1 mo. USD Term SOFR + 3.35%	299,597
409,349	9.90%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	413,868
1,538,029	NEP Group, Inc. 8.46%, 10/09/2031, 1 mo. USD Term SOFR + 4.50%	1,474,585
210,000	NEP/NCP Holdco, Inc. 11.46%, 10/19/2026, 3 mo. USD Term SOFR + 7.00%	189,437
1,000,000	Telenet Financing USD LLC 6.15%, 04/30/2028, 1 mo. USD Term SOFR + 2.00%	994,820
2,962,266	Townsquare Media, Inc. 9.19%, 02/19/2030, 3 mo. USD Term SOFR + 5.00%	2,595,685
875,000	Versant Media Group, Inc. 7.54%, 10/23/2030, 1 mo. USD Term SOFR + 3.50%	870,993
	Virgin Media Bristol LLC
562,500	7.05%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	549,894
1,010,000	7.40%, 01/31/2029, 1 mo. USD Term SOFR + 3.25%	1,007,687
		10,203,755
	Mining - 0.1%
841,409	Arsenal AIC Parent LLC 6.71%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	842,461
1,303,450	Novelis Corp. 5.75%, 03/11/2032, 3 mo. USD Term SOFR + 1.75%	1,306,226
		2,148,687
	Miscellaneous Manufacturing - 0.1%
EUR 2,001,017	CeramTec AcquiCo GmbH 5.78%, 03/16/2029, 3 mo. EURIBOR + 3.75%	2,299,414
$ 1,509,750	LTI Holdings, Inc. 7.71%, 07/29/2029, 1 mo. USD Term SOFR + 3.75%	1,517,299
1,533,432	Touchdown Acquirer, Inc. 6.95%, 02/21/2031, 3 mo. USD Term SOFR + 2.75%	1,534,873
		5,351,586
	Oil & Gas Services - 0.0%
95,206	PES Holdings LLC 3.00%, 12/31/2025, U.S. (Fed) Prime Rate + 3.00%(9)(11)	476
The accompanying notes are an integral part of these financial statements.

113

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.3%(14) - (continued)
	Packaging & Containers - 0.3%
$ 2,050,547	Altium Packaging LLC 6.46%, 06/11/2031, 1 mo. USD Term SOFR + 2.50%	$1,963,399
3,981,921	Berlin Packaging LLC 7.35%, 06/07/2031, 3 mo. USD Term SOFR + 3.25%	3,976,705
	Clydesdale Acquisition Holdings, Inc.
31,750	3.25%, 04/01/2032, 3 mo. USD Term SOFR + 3.25%(15)	31,665
2,165,106	7.14%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	2,163,417
1,868,567	7.21%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	1,863,540
1,000,000	Owens-Illinois, Inc. 6.96%, 09/30/2032, 1 mo. USD Term SOFR + 3.00%	997,080
325,067	SupplyOne, Inc. 7.46%, 04/21/2031, 1 mo. USD Term SOFR + 3.50%	325,405
2,062,726	TricorBraun Holdings, Inc. 7.21%, 03/03/2031, 1 mo. USD Term SOFR + 3.25%	2,051,401
		13,372,612
	Pharmaceuticals - 0.1%
580,000	Amneal Pharmaceuticals LLC 7.46%, 08/01/2032, 1 mo. USD Term SOFR + 3.50%	584,106
2,743,125	Bausch Health Cos., Inc. 10.21%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	2,721,537
1,163,250	Endo Luxembourg Finance Co. I SARL 7.96%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	1,155,689
EUR 1,320,000	IVC Acquisition Ltd. 6.03%, 12/12/2028, 3 mo. EURIBOR + 4.00%	1,516,812
		5,978,144
	Pipelines - 0.3%
$ 450,950	AL GCX Holdings LLC 6.10%, 05/17/2029, 1 mo. USD Term SOFR + 2.00%	449,985
393,474	Brazos Delaware II LLC 6.59%, 02/11/2030, 1 mo. USD Term SOFR + 2.50%	393,474
2,725,000	Colossus Acquireco LLC 5.87%, 07/30/2032, 3 mo. USD Term SOFR + 1.75%	2,711,375
2,481,497	Northriver Midstream Finance LP 6.24%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	2,476,410
3,257,135	Oryx Midstream Services Permian Basin LLC 6.23%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	3,263,258
1,253,025	Rockpoint Gas Storage Partners LP 6.34%, 09/18/2031, 3 mo. USD Term SOFR + 2.50%	1,254,980
963,054	UGI Energy Services LLC 6.46%, 02/22/2030, 1 mo. USD Term SOFR + 2.50%	966,666
		11,516,148
	REITS - 0.0%
584,588	Iron Mountain, Inc. 5.96%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	584,465
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.3%(14) - (continued)
	Retail - 0.7%
$ 3,521,102	1011778 BC Unlimited Liability Co. 5.71%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	$3,508,532
990,000	Dave & Buster's, Inc. 7.25%, 11/01/2031, 1 mo. USD Term SOFR + 3.25%	881,456
1,815,875	Flynn Restaurant Group LP 7.71%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	1,821,831
3,803,758	Great Outdoors Group LLC 7.21%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	3,799,802
3,455,027	IRB Holding Corp. 6.46%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	3,459,208
777,150	Johnstone Supply LLC 6.50%, 06/09/2031, 1 mo. USD Term SOFR + 2.50%	777,997
439,694	Kodiak Building Partners, Inc. 7.75%, 12/04/2031, 3 mo. USD Term SOFR + 3.75%	436,396
3,849,587	LBM Acquisition LLC 7.88%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	3,710,848
995,000	Les Schwab Tire Centers 6.67%, 04/23/2031, 3 mo. USD Term SOFR + 2.50%	988,781
2,542,149	Michaels Cos., Inc. 8.51%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	2,426,609
1,447,530	Petco Health & Wellness Co., Inc. 7.51%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	1,424,702
1,520,732	PetSmart, Inc. 8.03%, 08/18/2032, 1 mo. USD Term SOFR + 4.00%	1,497,921
1,044,556	QXO, Inc. 6.96%, 04/30/2032, 1 mo. USD Term SOFR + 3.00%	1,045,256
1,295,597	Specialty Building Products Holdings LLC 7.81%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	1,239,497
1,483,507	Staples, Inc. 10.05%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	1,385,923
1,957,814	White Cap Buyer LLC 7.21%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	1,961,495
		30,366,254
	Semiconductors - 0.0%
926,343	MKS Instruments, Inc. 5.98%, 08/17/2029, 1 mo. USD Term SOFR + 2.00%	926,844
	Software - 0.9%
2,534,061	AthenaHealth Group, Inc. 6.71%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	2,520,985
1,860,338	BCPE Pequod Buyer, Inc. 6.96%, 11/25/2031, 1 mo. USD Term SOFR + 3.00%	1,864,988
	Boxer Parent Co., Inc.
1,915,375	7.20%, 07/30/2031, 3 mo. USD Term SOFR + 3.00%	1,901,374
1,260,000	9.95%, 07/30/2032, 3 mo. USD Term SOFR + 5.75%	1,211,490
1,587,464	Cast & Crew Payroll LLC 7.71%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	1,294,577
The accompanying notes are an integral part of these financial statements.

114

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.3%(14) - (continued)
	Software - 0.9% - (continued)
$ 397,000	CCC Intelligent Solutions, Inc. 5.96%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	$397,187
355,000	Clearwater Analytics LLC 6.46%, 04/21/2032, 6 mo. USD Term SOFR + 2.25%	355,224
	Cotiviti Corp.
1,804,621	6.88%, 05/01/2031, 1 mo. USD Term SOFR + 2.75%	1,735,450
1,995,000	6.88%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,915,818
	Dayforce, Inc.
370,327	5.84%, 03/01/2031, 3 mo. USD Term SOFR + 2.00%	370,327
1,260,000	7.02%, 10/07/2032, 1 mo. USD Term SOFR + 3.00%	1,255,275
1,000,000	DCert Buyer, Inc. 10.96%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	897,500
1,534,103	EP Purchaser LLC 7.58%, 11/06/2028, 1 mo. USD Term SOFR + 3.50%	1,305,261
1,657,951	Epicor Software Corp. 6.46%, 05/30/2031, 1 mo. USD Term SOFR + 2.50%	1,661,068
	Genesys Cloud Services Holdings II LLC
EUR 1,116,563	5.32%, 01/30/2032, 3 mo. EURIBOR + 3.25%	1,286,684
$ 893,250	6.46%, 01/30/2032, 1 mo. USD Term SOFR + 2.50%	882,084
2,037,320	Open Text Corp. 5.71%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	2,034,773
1,999,556	Polaris Newco LLC 8.35%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	1,909,576
950,600	Quartz Acquireco LLC 6.25%, 06/28/2030, 3 mo. USD Term SOFR + 2.25%	940,505
3,927,392	Rocket Software, Inc. 7.71%, 11/28/2028, 1 mo. USD Term SOFR + 3.75%	3,908,816
1,893,929	SS&C Technologies, Inc. 5.96%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,897,641
3,557,332	UKG, Inc. 6.34%, 02/10/2031, 3 mo. USD Term SOFR + 2.50%	3,554,842
1,527,420	Waystar Technologies, Inc. 5.96%, 10/22/2029, 1 mo. USD Term SOFR + 2.00%	1,526,153
1,519,692	Zelis Payments Buyer, Inc. 6.71%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	1,494,647
		38,122,245
	Telecommunications - 0.2%
891,000	Crown Subsea Communications Holding, Inc. 7.46%, 01/30/2031, 1 mo. USD Term SOFR + 3.50%	895,455
1,786,025	Frontier Communications Corp. 6.53%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	1,782,685
1,250,000	Level 3 Financing, Inc. 7.21%, 03/29/2032, 1 mo. USD Term SOFR + 3.25%	1,247,813
EUR 2,561,915	MasOrange Finco PLC 4.56%, 03/25/2031, 6 mo. EURIBOR + 2.50%	2,951,603
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.3%(14) - (continued)
	Telecommunications - 0.2% - (continued)
$ 1,202,993	Venga Finance SARL 8.21%, 06/28/2029, 3 mo. USD Term SOFR + 3.75%	$1,199,986
2,610,804	Zacapa SARL 7.75%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	2,615,373
		10,692,915
	Transportation - 0.2%
2,707,458	First Student Bidco, Inc. 6.71%, 08/15/2030, 3 mo. USD Term SOFR + 2.50%	2,709,384
1,534,500	Genesee & Wyoming, Inc. 5.75%, 04/10/2031, 3 mo. USD Term SOFR + 1.75%	1,530,403
329,230	Student Transportation of America Holdings, Inc. 7.26%, 06/24/2032, 3 mo. USD Term SOFR + 3.25%	331,597
1,839,990	Third Coast Infrastructure LLC 7.71%, 09/25/2030, 1 mo. USD Term SOFR + 3.75%	1,837,690
	Van Pool Transportation LLC
168,072	4.42%, 08/06/2030, 3 mo. USD Term SOFR + 3.25%(15)	169,019
1,226,928	7.25%, 08/06/2030, 3 mo. USD Term SOFR + 3.25%	1,233,835
		7,811,928
	Total Senior Floating Rate Interests (cost $416,354,159)	$409,218,775
U.S. GOVERNMENT AGENCIES - 18.9%
	Mortgage-Backed Agencies - 18.9%
	Farm Credit Bank of Texas - 0.1%
1,265,000	7.00%, 09/15/2030, 5 yr. USD CMT + 3.01%(3)(10)	$1,317,720
1,957,000	7.75%, 06/15/2029, 5 yr. USD CMT + 3.29%(3)(10)	2,043,942
		3,361,662
	Federal Home Loan Mortgage Corp. - 2.0%
1,445	0.00%, 11/15/2036(6)(16)	1,223
3,754,470	1.11%, 01/25/2030(3)(5)	146,902
12,081,492	1.11%, 06/25/2030(3)(5)	524,687
876,210	1.22%, 10/25/2054, 30 day USD SOFR Average + 5.40%(3)(5)	40,269
2,368,132	1.57%, 05/25/2055, 30 day USD SOFR Average + 5.75%(3)(5)	168,464
2,087,262	1.64%, 04/25/2030(3)(5)	123,042
2,658,480	1.87%, 11/25/2047(3)(5)	169,755
2,355,000	1.89%, 02/25/2047(3)(5)	167,097
4,759,080	1.95%, 10/25/2047(3)(5)	308,246
3,345,000	2.00%, 09/25/2047(3)(5)	44,191
1,150,193	2.02%, 09/25/2046(3)(5)	78,182
1,890,000	2.10%, 08/25/2047(3)(5)	131,785
3,870,000	2.16%, 05/25/2047(3)(5)	42,379
2,605,748	2.25%, 05/25/2047(3)(5)	184,147
11,244	3.00%, 03/15/2033(5)	767
2,731,144	3.00%, 12/25/2052(5)	489,086
1,955,000	3.37%, 06/25/2048(3)(5)	254,243
1,948,948	3.50%, 06/25/2049(5)	346,078
69,564	4.50%, 03/15/2041	70,101
2,374,032	4.50%, 05/25/2050(5)	434,603
33,858	4.75%, 07/15/2039	34,288
1,505,955	5.00%, 07/01/2040	1,521,267
2,624	5.50%, 08/15/2033	2,717
9,348,518	5.50%, 09/01/2040	9,558,238
10,496,088	5.50%, 11/01/2054	10,605,742
The accompanying notes are an integral part of these financial statements.

115

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 18.9% - (continued)
	Mortgage-Backed Agencies - 18.9% - (continued)
	Federal Home Loan Mortgage Corp. - 2.0% - (continued)
$ 10,775,000	5.50%, 11/01/2055	$10,887,581
7,334	6.50%, 07/15/2036	7,605
180,000	7.93%, 01/25/2051, 30 day USD SOFR Average + 3.75%(1)(3)	186,424
4,740,000	8.18%, 11/25/2051, 30 day USD SOFR Average + 4.00%(1)(3)	4,912,601
18,325	8.38%, 12/31/2027(3)(8)(10)(17)	293,200
730,000	8.43%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(3)	762,279
3,670,000	11.03%, 11/25/2051, 30 day USD SOFR Average + 6.85%(1)(3)	3,890,685
2,395,000	11.28%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(3)	2,535,286
13,320,000	11.90%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(3)	16,329,043
2,770,000	11.93%, 01/25/2051, 30 day USD SOFR Average + 7.75%(1)(3)	3,046,213
12,525,000	11.98%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(3)	13,279,585
4,200,000	13.43%, 05/25/2043, 30 day USD SOFR Average + 9.25%(1)(3)	4,845,647
		86,423,648
	Federal National Mortgage Association - 0.2%
34,329	1.63%, 04/25/2055(3)(5)	1,549
2,674,366	1.66%, 03/25/2055, 30 day USD SOFR Average + 5.84%(3)(5)	147,516
1,185,904	1.67%, 01/25/2055, 30 day USD SOFR Average + 5.85%(3)(5)	60,211
1,079,510	1.77%, 10/25/2054, 30 day USD SOFR Average + 5.95%(3)(5)	57,269
3,773,406	2.00%, 07/25/2041(5)	362,582
3,174	2.50%, 06/25/2028(5)	72
9,574	3.00%, 01/25/2028(5)	126
25,601	3.16%, 12/01/2026	25,338
10,362	3.50%, 05/25/2030(5)	502
29,892	3.89%, 05/01/2030	29,704
8,368	4.00%, 03/25/2042(5)	847
10	4.50%, 07/25/2027(5)	0 (18)
5,823,526	5.00%, 08/01/2040	5,880,902
32,426	5.50%, 04/25/2035	33,466
8,535	5.50%, 04/25/2037	8,825
87,631	5.50%, 06/25/2042(5)	19,591
520	5.52%, 05/25/2042(3)(5)	34
2,344,412	6.00%, 04/01/2039	2,423,579
18,250	8.25%, 12/31/2025(3)(8)(10)(17)	306,965
		9,359,078
	Government National Mortgage Association - 2.8%
55,716,000	2.50%, 11/20/2055(19)	48,218,240
1,975,547	3.50%, 02/20/2043(5)	326,383
2,772,062	3.50%, 08/20/2051(5)	486,487
6,879	4.00%, 05/16/2042(5)	564
25,661,479	4.00%, 11/20/2052	24,467,884
121,167	4.50%, 10/20/2052	119,965
12,775,000	4.50%, 11/20/2055(19)	12,466,244
18,628	5.00%, 10/16/2041(5)	3,143
17,945,000	5.50%, 11/20/2054(19)	18,092,986
17,690,000	6.00%, 11/20/2054(19)	18,003,143
		122,185,039
	Tennessee Valley Authority Power - 0.0%
860,000	4.88%, 05/15/2035	892,998
	Uniform Mortgage-Backed Security - 13.8%
23,515,000	2.50%, 11/01/2055(19)	19,961,095
10,505,000	4.00%, 11/01/2055(19)	9,966,172
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 18.9% - (continued)
	Mortgage-Backed Agencies - 18.9% - (continued)
	Uniform Mortgage-Backed Security - 13.8% - (continued)
$ 23,440,000	4.50%, 11/01/2039(19)	$23,396,933
9,584,000	4.50%, 11/01/2055(19)	9,340,772
18,885,000	5.00%, 11/01/2039(19)	19,068,542
22,140,000	5.00%, 11/01/2055(19)	22,026,798
20,660,000	5.50%, 11/01/2039(19)	21,101,917
172,675,000	5.50%, 11/01/2054(19)	174,452,976
183,445,000	5.50%, 12/01/2054(19)	185,204,885
58,310,000	6.00%, 11/01/2054(19)	59,625,297
48,375,000	6.00%, 12/01/2054(19)	49,456,745
9,820,000	6.50%, 11/01/2054(19)	10,168,460
		603,770,592
	Total U.S. Government Agencies (cost $826,230,842)	$825,993,017
U.S. GOVERNMENT SECURITIES - 18.4%
	U.S. Treasury Securities - 18.4%
	U.S. Treasury Bonds - 7.9%
2,200,000	2.25%, 08/15/2046	$1,484,570
41,290,000	2.50%, 02/15/2045	29,901,379
66,440,000	3.38%, 11/15/2048(20)	53,896,855
14,845,000	3.63%, 08/15/2043	13,054,322
9,545,000	3.63%, 05/15/2053	7,960,754
24,640,000	3.88%, 02/15/2043	22,553,300
20,300,000	4.00%, 11/15/2042	18,919,442
17,955,000	4.00%, 11/15/2052	16,046,580
32,290,000	4.13%, 08/15/2044	30,222,683
43,900,000	4.13%, 08/15/2053(20)(21)	40,058,750
18,435,000	4.25%, 08/15/2054	17,189,197
15,485,000	4.50%, 11/15/2054	15,059,767
1,260,000	4.75%, 02/15/2045	1,277,522
38,654,300	4.75%, 05/15/2055	39,161,638
39,090,000	4.88%, 08/15/2045	40,262,700
		347,049,459
	U.S. Treasury Inflation-Indexed Bonds - 2.3%
33,510,232	0.25%, 02/15/2050(13)	20,099,454
528,379	0.63%, 02/15/2043(13)	404,638
55,510,541	0.75%, 02/15/2042(13)	44,307,038
20,834,673	0.75%, 02/15/2045(13)	15,702,535
6,712,854	1.00%, 02/15/2046(13)	5,232,155
18,069,610	1.38%, 02/15/2044(13)	15,585,592
		101,331,412
	U.S. Treasury Inflation-Indexed Notes - 1.2%
46,338,224	1.75%, 01/15/2034(13)	46,511,695
4,439,028	1.88%, 07/15/2035(13)	4,475,488
		50,987,183
	U.S. Treasury Notes - 7.0%
198,585,000	3.38%, 09/15/2028	197,374,873
34,305,000	3.88%, 08/15/2034(22)	33,908,348
68,985,000	4.25%, 11/15/2034	70,030,554
3,455,000	4.25%, 08/15/2035	3,498,188
		304,811,963
	Total U.S. Government Securities (cost $819,449,609)	$804,180,017
COMMON STOCKS - 0.1%
	Capital Goods - 0.0%
1,008	Middleby Corp.*	$125,224
	Energy - 0.0%
3,682	PES Energy Liquidating Trust*(2)(23)	—
The accompanying notes are an integral part of these financial statements.

116

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
COMMON STOCKS - 0.1% - (continued)
	Food, Beverage & Tobacco - 0.0%
51,940	Luxco Co. Ltd.*	$859,953
	Health Care Equipment & Services - 0.0%
707	Becton Dickinson & Co.	126,348
	Utilities - 0.1%
17,533	NextEra Energy, Inc.	1,427,186
	Total Common Stocks (cost $2,441,922)	$2,538,711
PREFERRED STOCKS - 0.9%
	Banks - 0.1%
1,772	Bank of America Corp. Series L, 7.25%(17)	$2,234,492
111,700	Citizens Financial Group, Inc. Series I, 6.50%*(17)	2,833,829
		5,068,321
	Capital Goods - 0.1%
92,431	Boeing Co. (Preference Shares), 6.00%	5,982,134
	Financial Services - 0.3%
137,262	Ares Management Corp. Series B, 6.75%	6,491,120
43,251	Corebridge Financial, Inc. (Preference Shares), 6.38%	1,072,625
77,950	Morgan Stanley Series Q, 6.63%(8)(17)	2,039,172
105,356	Synchrony Financial Series B, 8.25%(17)	2,782,452
		12,385,369
	Insurance - 0.1%
47,681	Brighthouse Financial, Inc. Series C, 5.38%(17)	607,933
97,027	Enstar Group Ltd. Series D, 7.00%(17)	2,328,648
		2,936,581
	Telecommunication Services - 0.1%
17,239	T-Mobile USA, Inc. (Preference Shares), 6.25%	430,458
78,229	T-Mobile USA, Inc. (Preference Shares), 5.50%	1,815,695
47,432	T-Mobile USA, Inc. (Preference Shares), 5.50%	1,093,782
		3,339,935
	Utilities - 0.2%
136,275	DTE Energy Co. Series H, 6.25%*	3,425,953
43,482	PG&E Corp. Series A, 6.00%	1,787,110
14,680	Sempra (Preference Shares), 5.75%	333,236
89,200	Southern Co. (Preference Shares), 6.50%	2,302,252
		7,848,551
	Total Preferred Stocks (cost $35,764,596)	$37,560,891
WARRANTS - 0.0%
	Semiconductors & Semiconductor Equipment - 0.0%
20,550	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(2)(23)	$8,138
	Total Warrants (cost $—)	$8,138
	Total Long-Term Investments (cost $4,675,514,231)	$4,716,728,847
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 7.2%
	Repurchase Agreements - 0.2%
$ 11,218,928	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $11,222,808; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $11,443,406		$11,218,928
	Securities Lending Collateral - 2.6%
112,238,426	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(24)		112,238,426
	U.S. Treasury Securities - 4.4%
	U.S. Treasury Bills - 4.4%
189,900,000	3.79%, 01/06/2026(25)		188,615,053
5,000,000	3.87%, 12/04/2025(25)		4,981,960
			193,597,013
	Total Short-Term Investments (cost $317,019,477)		$317,054,367
	Total Investments Excluding Purchased Options (cost $4,992,533,708)	115.0%	$5,033,783,214
	Total Purchased Options (cost $346,004)	0.0%	$301,955
	Total Investments (cost $4,992,879,712)	115.0%	$5,034,085,169
	Other Assets and Liabilities	(15.0)%	(656,766,039)
	Net Assets	100.0%	$4,377,319,130
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$1,621,358,334, representing 37.0% of net assets.

(2)	Investment valued using significant unobservable inputs.
The accompanying notes are an integral part of these financial statements.

117

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

(3)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Security is a zero-coupon bond.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of these securities was $550,831,348, representing 12.6% of net assets.

(8)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(13)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(14)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2025.

(15)
This security, or a portion of this security, has unfunded loan commitments. As of
October 31, 2025, the aggregate value of the unfunded commitment was
$797,913, which represents to 0.0% of total net assets.

(16)	Security disclosed is principal-only strips.
(17)	Perpetual security with no stated maturity date.
(18)	Market value is less than $1.
(19)	Represents or includes a TBA transaction.
(20)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2025, the market value of securities pledged was $40,956,457.
(21)	All or a portion of the security was pledged as collateral against open forward foreign currency exchange contracts. As of October 31, 2025, the market value of securities pledged was $2,738.
(22)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2025, the market value of securities pledged was $26,687,813.
(23)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $8,138 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	20,550	$—	$8,138
08/2015	PES Energy Liquidating Trust	3,682	31,941	—
			$31,941	$8,138

(24)	Current yield as of period end.
(25)	The rate shown represents current yield to maturity.
The accompanying notes are an integral part of these financial statements.

118

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

OTC Swaptions Outstanding at October 31, 2025
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
10 Year Interest Rate Swap Option*	BNP	4.13%	Pay	07/31/2028	USD	3,275,000	$171,207	$173,002	$(1,795)
Put
10 Year Interest Rate Swap Option*	BNP	4.13%	Pay	07/31/2028	USD	3,275,000	$130,748	$173,002	$(42,254)
Total purchased OTC swaption contracts							$301,955	$346,004	$(44,049)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	1,505	12/15/2025	$111,876,665	$48,844
Canadian 10-Year Bond Future	468	12/18/2025	40,962,304	1,005,555
U.S. Treasury 2-Year Note Future	2,109	12/31/2025	439,182,774	(1,017,350)
U.S. Treasury 5-Year Note Future	5,725	12/31/2025	625,232,620	(2,226,734)
U.S. Treasury 10-Year Note Future	5,553	12/19/2025	625,666,922	(218,071)
U.S. Treasury 10-Year Ultra Future	1,235	12/19/2025	142,623,203	741,276
U.S. Treasury Long Bond Future	778	12/19/2025	91,269,125	703,903
U.S. Treasury Ultra Bond Future	262	12/19/2025	31,775,688	1,125,991
Total				$163,414
Short position contracts:
Euro BUXL 30-Year Bond Future	(12)	12/08/2025	$(1,606,149)	$(41,782)
Euro-BOBL Future	(966)	12/08/2025	(131,677,774)	(536,668)
Euro-BUND Future	(904)	12/08/2025	(134,823,817)	(707,433)
Euro-Schatz Future	(358)	12/08/2025	(44,186,425)	(6,549)
Long Gilt Future	(1)	12/29/2025	(122,989)	224
Total				$(1,292,208)
Total futures contracts				$(1,128,794)

TBA Sale Commitments Outstanding at October 31, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 4.50%	$12,775,000	11/20/2055	$(12,466,244)	$(3,176)
Uniform Mortgage-Backed Security, 2.00%	34,660,000	11/01/2055	(28,100,507)	(16,215)
Uniform Mortgage-Backed Security, 2.50%	16,975,000	11/01/2040	(15,965,402)	50,113
Uniform Mortgage-Backed Security, 2.50%	23,515,000	11/01/2055	(19,961,095)	99,670
Uniform Mortgage-Backed Security, 2.50%	26,715,000	12/01/2055	(22,679,555)	249,263
Uniform Mortgage-Backed Security, 3.00%	28,825,000	11/01/2055	(25,537,148)	(79,944)
Uniform Mortgage-Backed Security, 3.50%	4,150,000	11/01/2055	(3,825,724)	(22,151)
Uniform Mortgage-Backed Security, 4.00%	32,615,000	11/01/2055	(30,942,095)	(152,433)
Uniform Mortgage-Backed Security, 4.50%	13,842,000	11/01/2055	(13,490,710)	35,749
Uniform Mortgage-Backed Security, 4.50%	24,947,000	12/01/2055	(24,303,162)	105,027
Uniform Mortgage-Backed Security, 5.00%	18,080,000	11/01/2055	(17,987,557)	45,239
Uniform Mortgage-Backed Security, 5.00%	23,300,000	12/01/2055	(23,165,394)	104,571
Uniform Mortgage-Backed Security, 6.50%	23,140,000	11/01/2054	(23,961,117)	(21,160)
Total TBA sale commitments (proceeds receivable $262,780,263)			$(262,385,710)	$394,553
At October 31, 2025, the aggregate market value of TBA Sale Commitments represents (6.0)% of total net assets.

The accompanying notes are an integral part of these financial statements.

119

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S43.V1	USD	1,835,000	(1.00%)	06/20/2030	Quarterly	$34,452	$—	$16,164	$(18,288)
CDX.NA.HY.S45.V1	USD	183,790,000	(5.00%)	12/20/2030	Quarterly	—	(13,579,741)	(14,321,425)	(741,684)
ITRAXX-XOVER S43.V1	EUR	7,853,814	(5.00%)	06/20/2030	Quarterly	—	(795,107)	(994,160)	(199,053)
Total						$34,452	$(14,374,848)	$(15,299,421)	$(959,025)
Sell protection:
ITRAXX-XOVER S44.V1	EUR	122,330,000	5.00%	12/20/2030	Quarterly	$14,873,917	$—	$15,451,961	$578,044
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	7,250,000	(1.00%)	12/20/2029	Quarterly	$34,239	$—	$(35,098)	$(69,337)
Societe Generale SA	EUR	935,000	(1.00%)	06/20/2030	Quarterly	12,825	—	(11,401)	(24,226)
Total						$47,064	$—	$(46,499)	$(93,563)
Sell protection:
Danske Bank AS (A-)	EUR	7,300,000	1.00%	12/20/2029	Quarterly	$—	$(15,832)	$153,851	$169,683
Lloyds Banking Group PLC (BB-)	EUR	915,000	1.00%	06/20/2030	Quarterly	—	(10,268)	3,012	13,280
Total						$—	$(26,100)	$156,863	$182,963
Total						$47,064	$(26,100)	$110,364	$89,400
Total centrally cleared credit default swap contracts						$14,955,433	$(14,400,948)	$262,904	$(291,581)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.88% Fixed	12 Mo. USD SOFR	USD	8,975,000	05/31/2029	Annual	$—	$—	$(137,912)	$(137,912)
4.16% Fixed	12 Mo. USD SOFR	USD	64,955,000	03/19/2045	Annual	—	(121,985)	(1,535,285)	(1,413,300)
2.97% Fixed	12 Mo. USD SOFR	USD	10,685,000	03/15/2053	Annual	31,447	—	1,893,443	1,861,996
2.88% Fixed	12 Mo. USD SOFR	USD	8,095,000	03/15/2053	Annual	86,100	—	1,568,094	1,481,994
3.25% Fixed	12 Mo. USD SOFR	USD	5,555,000	06/21/2053	Annual	—	(55,728)	699,205	754,933
3.59% Fixed	12 Mo. USD SOFR	USD	12,095,000	09/20/2053	Annual	50,814	—	789,481	738,667
3.41% Fixed	12 Mo. USD SOFR	USD	4,760,000	09/18/2054	Annual	—	(15,304)	459,153	474,457
3.75% Fixed	12 Mo. USD SOFR	USD	9,815,000	12/18/2054	Annual	14,089	—	409,452	395,363
Total centrally cleared interest rate swaps contracts						$182,450	$(193,017)	$4,145,631	$4,156,198

Foreign Currency Contracts Outstanding at October 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
18,905,000	BRL	3,392,461	USD	GSC	12/02/2025	$93,077
12,360,000	BRL	2,277,341	USD	BOA	12/02/2025	1,487
11,922,832,000	COP	2,997,193	USD	SCB	12/17/2025	75,637
129,097	EUR	149,000	USD	BCLY	11/28/2025	39
129,066	EUR	149,000	USD	BOA	11/28/2025	4
7,836,000	EUR	9,060,129	USD	BMO	12/17/2025	(3,260)
734,000	EUR	853,500	USD	JPM	12/17/2025	(5,141)
740,000	EUR	877,163	USD	UBS	12/17/2025	(21,870)
3,191,000	EUR	3,762,479	USD	CBK	12/17/2025	(74,313)
2,000	GBP	2,663	USD	JPM	11/28/2025	(35)
1,448,544,000	HUF	4,270,724	USD	BCLY	12/17/2025	21,721
357,830,000	INR	4,040,355	USD	MSC	12/17/2025	(20,177)
35,213,000	MXN	1,874,258	USD	WFB	12/17/2025	11,572
545,000	PLN	149,305	USD	MSC	12/17/2025	(1,795)
12,098,000	RON	2,772,672	USD	GSC	12/17/2025	(37,024)
80,495,000	TRY	1,786,297	USD	GSC	12/17/2025	53,962
The accompanying notes are an integral part of these financial statements.

120

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Foreign Currency Contracts Outstanding at October 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
7,050,000	UYU	175,242	USD	DEUT	12/17/2025	$1,052
17,281,259	USD	26,150,000	AUD	BOA	11/06/2025	169,948
5,396,824	USD	7,525,000	CAD	BOA	11/06/2025	29,960
5,421,632	USD	4,300,000	CHF	BOA	11/06/2025	74,109
1,412,705	USD	1,361,198,000	CLP	JPM	12/17/2025	(31,662)
1,498,756	USD	10,598,000	CNH	WFB	12/17/2025	6,065
1,498,593	USD	10,597,000	CNH	UBS	12/17/2025	6,043
186,711	USD	1,326,000	CNH	GSC	12/17/2025	(51)
280,950	USD	1,105,500,000	COP	SSG	12/17/2025	(3,966)
1,471,500	USD	30,559,000	CZK	GSC	12/17/2025	22,234
17,293,004	USD	14,703,000	EUR	BOA	11/06/2025	339,050
139,773,000	USD	120,217,403	EUR	JPM	11/28/2025	984,846
121,493,954	USD	104,428,492	EUR	DEUT	11/28/2025	933,725
262,684	USD	226,000	EUR	CBK	11/28/2025	1,772
470,361	USD	406,978	EUR	SSG	11/28/2025	514
162,645,114	USD	138,083,393	EUR	DEUT	12/17/2025	3,047,974
2,942,558	USD	2,512,000	EUR	CAG	12/17/2025	39,182
4,529,162	USD	3,888,000	EUR	JPM	12/17/2025	35,400
1,834,106	USD	1,563,000	EUR	SSG	12/17/2025	27,586
1,399,335	USD	1,188,000	EUR	ANZ	12/17/2025	26,241
558,893	USD	474,000	EUR	CBA	12/17/2025	11,042
1,626,464	USD	1,401,000	EUR	RBS	12/17/2025	7,185
32,937	USD	28,000	EUR	SCB	12/17/2025	574
18,895	USD	16,000	EUR	TDB	12/17/2025	402
17,264,865	USD	12,833,000	GBP	BOA	11/06/2025	405,904
20,046,376	USD	15,056,000	GBP	JPM	11/28/2025	266,088
1,308,001	USD	982,000	GBP	BCLY	11/28/2025	17,868
5,872,459	USD	4,342,000	GBP	GSC	12/17/2025	168,089
1,812,105	USD	611,100,000	HUF	BCLY	12/17/2025	1,244
919,303	USD	15,197,000,000	IDR	DEUT	12/17/2025	6,327
427,544	USD	7,211,000,000	IDR	BOA	12/17/2025	(5,664)
655,550	USD	58,500,000	INR	BCLY	12/17/2025	(1,690)
11,347,319	USD	1,665,600,000	JPY	SCB	11/06/2025	532,880
1,175,291	USD	21,729,000	MXN	GSC	12/17/2025	11,596
185,564	USD	780,000	MYR	SCB	12/17/2025	(917)
8,446,750	USD	35,500,000	MYR	BNP	12/17/2025	(40,523)
17,317,831	USD	172,280,000	NOK	GSC	11/06/2025	309,686
811,686	USD	2,834,000	PEN	MSC	12/17/2025	(28,906)
810,919	USD	2,834,000	PEN	UBS	12/17/2025	(29,673)
1,085,532	USD	3,777,000	PEN	BOA	12/17/2025	(34,762)
1,281,249	USD	4,505,000	PEN	GSC	12/17/2025	(54,977)
2,684,581	USD	153,550,000	PHP	DEUT	12/17/2025	70,549
57,706	USD	3,370,000	PHP	GSC	12/17/2025	336
57,415	USD	210,000	PLN	BOA	12/17/2025	576
248,668	USD	1,085,000	RON	BCLY	12/17/2025	3,324
5,420,584	USD	50,730,000	SEK	BOA	11/06/2025	78,490
3,468,830	USD	109,553,000	THB	BCLY	12/17/2025	67,636
1,388,695	USD	43,805,000	THB	CBK	12/17/2025	28,720
1,155,449	USD	46,865,000	UYU	DEUT	12/17/2025	(16,469)
1,567,199	USD	27,629,000	ZAR	BCLY	12/17/2025	(21,132)
Total foreign currency contracts						$7,557,709

Foreign Cross Currency Contracts Outstanding at October 31, 2025
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	16,035,686	BNP	11/28/2025	GBP	15,949,303	$86,383
EUR	375,747	SSG	11/28/2025	GBP	(377,055)	(1,308)
Total foreign cross currency contracts						$85,075
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

121

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2025

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$819,448,889	$—	$807,716,371	$11,732,518
Convertible Bonds	297,381,924	—	297,381,924	—
Corporate Bonds	1,268,751,050	—	1,268,751,050	—
Foreign Government Obligations	243,025,432	—	243,025,432	—
Municipal Bonds	8,622,003	—	8,622,003	—
Senior Floating Rate Interests	409,218,775	—	408,804,026	414,749
U.S. Government Agencies	825,993,017	600,165	825,392,852	—
U.S. Government Securities	804,180,017	—	804,180,017	—
Common Stocks	2,538,711	1,678,758	859,953	—
Preferred Stocks	37,560,891	34,134,938	3,425,953	—
Warrants	8,138	—	—	8,138
Short-Term Investments	317,054,367	112,238,426	204,815,941	—
Purchased Options	301,955	—	301,955	—
Foreign Currency Contracts(2)	8,078,099	—	8,078,099	—
Futures Contracts(2)	3,625,793	3,625,793	—	—
Swaps - Credit Default(2)	761,007	—	761,007	—
Swaps - Interest Rate(2)	5,707,410	—	5,707,410	—
Total	$5,052,257,478	$152,278,080	$4,887,823,993	$12,155,405
Liabilities
Foreign Currency Contracts(2)	$(435,315)	$—	$(435,315)	$—
Futures Contracts(2)	(4,754,587)	(4,754,587)	—	—
Swaps - Credit Default(2)	(1,052,588)	—	(1,052,588)	—
Swaps - Interest Rate(2)	(1,551,212)	—	(1,551,212)	—
TBA Sale Commitments	(262,385,710)	—	(262,385,710)	—
Total	$(270,179,412)	$(4,754,587)	$(265,424,825)	$—

(1)
For the year ended October 31, 2025, investments valued at $1,041,300 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

122

Hartford Sustainable Municipal Bond Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.3%
	Arizona - 2.0%
	Maricopa County Industrial Dev Auth, AZ, Rev
$ 775,000	3.00%, 09/01/2039	$673,804
100,000	5.00%, 09/01/2042	102,167
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	218,845
	Tempe Industrial Dev Auth, AZ, Rev
270,000	4.00%, 12/01/2025	269,933
240,000	4.00%, 12/01/2026	239,834
		1,504,583
	California - 5.7%
	California Community Choice Financing Auth, CA, Rev
565,000	5.00%, 12/01/2053(1)	602,170
900,000	5.50%, 05/01/2054(1)	958,789
195,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	198,673
	California Municipal Finance Auth, CA, Rev,
500,000	(BAM) 4.00%, 05/15/2038	509,412
665,000	5.00%, 12/31/2031	684,287
290,000	5.63%, 11/01/2054(2)	295,761
180,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2029	192,653
150,000	Orange County Community Facs Dist, CA, Special Tax 5.00%, 08/15/2033	152,011
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	101,717
100,000	San Bernardino City Unified School Dist, CA, GO, (NPFG) 0.00%, 08/01/2027(3)	95,070
130,000	San Francisco City & County Redev Successor Agency, CA, Tax Allocation, (AG) 5.00%, 08/01/2048	137,196
250,000	State of California, CA, GO 5.00%, 08/01/2035	299,487
		4,227,226
	Colorado - 1.4%
	Colorado Health Facs Auth, CO, Rev
200,000	4.00%, 12/01/2040	190,570
125,000	5.00%, 05/15/2036	138,333
70,000	5.00%, 05/15/2037	76,987
120,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	127,200
500,000	Regional Transportation Dist, CO, Rev 4.00%, 07/15/2039	492,706
25,000	Vauxmont Metropolitan Dist, CO, GO, (AG) 5.00%, 12/15/2030	25,769
		1,051,565
	Connecticut - 0.2%
100,000	City of Waterbury, CT, GO 5.00%, 11/15/2047	101,238
60,000	Connecticut State Health & Educational Facs Auth, CT, Rev 5.00%, 07/01/2042	60,904
		162,142
	District of Columbia - 0.2%
150,000	Dist of Columbia, DC, Rev 5.00%, 07/01/2042	149,016
	Florida - 2.3%
135,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	138,688
70,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	68,462
200,000	City of Port St. Lucie, FL, Special Assessment 4.00%, 07/01/2027	201,543
150,000	JEA Water & Sewer System, FL, Rev 5.00%, 10/01/2028	156,807
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.3% - (continued)
	Florida - 2.3% - (continued)
$ 475,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	$435,048
135,000	Polk County Industrial Dev Auth, FL, Rev 5.00%, 01/01/2029	138,182
750,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	601,117
		1,739,847
	Georgia - 1.7%
55,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	57,874
	Main Street Natural Gas, Inc., GA, Rev
170,000	5.00%, 05/15/2032	178,020
315,000	5.50%, 09/15/2028	333,017
	Municipal Electric Auth of Georgia, GA, Rev
100,000	5.00%, 01/01/2028	101,477
235,000	5.00%, 01/01/2033	257,955
350,000	5.00%, 07/01/2052	354,806
		1,283,149
	Illinois - 10.9%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
255,000	5.25%, 04/01/2036	277,232
100,000	5.75%, 04/01/2035	102,594
	Chicago Board of Education, IL, GO
150,000	5.00%, 12/01/2027	151,834
500,000	5.00%, 12/01/2041	481,059
200,000	5.00%, 12/01/2046	181,476
500,000	5.25%, 12/01/2036	509,398
140,000	5.25%, 12/01/2039	137,932
250,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 5.00%, 12/01/2046	251,205
865,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	831,539
185,000	County of Cook, IL, GO 5.00%, 11/15/2031	203,422
	Illinois Finance Auth, IL, Rev
150,000	5.00%, 11/15/2030	150,121
115,000	5.00%, 08/15/2033	125,707
150,000	5.00%, 10/01/2041	151,116
	Illinois Housing Dev Auth, IL, Rev,
215,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	229,073
305,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	338,802
	Metropolitan Pier & Exposition Auth, IL, Rev
105,000	0.00%, 12/15/2042(4)	79,922
200,000	5.00%, 12/15/2045	201,591
1,000,000	Rock Island County School Dist No. 41 Rock Island, IL, GO, (AG) 5.00%, 01/01/2043	1,058,241
1,000,000	Sales Tax Securitization Corp., IL, Rev 5.00%, 01/01/2036	1,057,814
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
295,000	(AG) 5.00%, 01/01/2033	333,645
300,000	(AG) 5.00%, 01/01/2034	342,353
	State of Illinois, IL, GO
50,000	5.00%, 02/01/2027	51,223
150,000	5.00%, 11/01/2028	155,881
330,000	5.00%, 10/01/2031	360,054
315,000	5.00%, 12/01/2034	325,084
		8,088,318
	Indiana - 2.1%
77,551	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	74,014
1,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	1,075,842
The accompanying notes are an integral part of these financial statements.

123

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.3% - (continued)
	Indiana - 2.1% - (continued)
$ 90,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA) 3.25%, 07/01/2049	$89,319
270,000	Northwest Allen School Building Corp., IN, Rev, (ST INTERCEPT) 5.00%, 07/15/2038	299,967
		1,539,142
	Iowa - 0.6%
	Iowa Student Loan Liquidity Corp., IA, Rev
180,000	5.00%, 12/01/2032	195,301
245,000	5.00%, 12/01/2033	266,294
		461,595
	Kansas - 1.5%
1,000,000	Johnson & Miami Counties Unified School Dist No. 230 Spring Hills, KS, GO, (AG) 6.00%, 09/01/2045	1,146,664
	Louisiana - 3.5%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	304,625
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
100,000	5.75%, 11/15/2030	100,034
100,000	6.00%, 11/15/2030	100,053
	Louisiana Public Facs Auth, LA, Rev
1,000,000	5.25%, 05/15/2050	1,053,326
1,000,000	(AG) 5.25%, 07/01/2050	1,055,596
		2,613,634
	Maine - 0.6%
465,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AG), (ST INTERCEPT) 4.00%, 07/01/2046	449,051
	Maryland - 1.2%
810,000	Maryland Stadium Auth, MD, Rev, (ST INTERCEPT) 5.00%, 05/01/2050	885,115
	Massachusetts - 5.0%
	Massachusetts Dev Finance Agency, MA, Rev
235,000	3.82%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(1)(2)	235,069
305,000	5.00%, 01/01/2027	310,207
355,000	5.00%, 06/01/2034	405,122
105,000	5.00%, 07/01/2034	105,764
15,000	5.00%, 06/01/2035	17,183
1,000,000	5.00%, 07/01/2035	1,006,349
150,000	5.00%, 07/01/2037	152,315
150,000	5.00%, 07/01/2044	148,299
100,000	5.00%, 10/01/2047(2)	99,150
500,000	5.00%, 07/01/2050	516,131
	Massachusetts Housing Finance Agency, MA, Rev,
230,000	(FHLMC), (FNMA), (GNMA) 3.50%, 06/01/2027	230,223
520,000	(FHLMC), (FNMA), (GNMA) 3.55%, 12/01/2027	521,179
		3,746,991
	Michigan - 3.9%
1,000,000	Clarkston Community Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2047	1,048,105
250,000	Lansing School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2037	263,286
	Michigan Finance Auth, MI, Rev
165,000	5.00%, 11/01/2034	173,105
100,000	5.00%, 05/15/2038	100,076
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.3% - (continued)
	Michigan - 3.9% - (continued)
$ 850,000	5.50%, 02/28/2057	$890,724
400,000	Michigan State Housing Dev Auth, MI, Rev 3.20%, 06/01/2028	400,888
		2,876,184
	Minnesota - 1.5%
73,765	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	64,602
1,000,000	Minnesota Agricultural & Economic Dev Board, MN, Rev 5.25%, 01/01/2054	1,040,707
		1,105,309
	Mississippi - 0.6%
400,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2037	414,386
	Montana - 0.3%
45,000	Montana Board of Housing, MT, Rev, (FHA), (HUD), (VA) 4.25%, 12/01/2045	45,239
150,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2033	153,389
		198,628
	Nevada - 0.6%
150,000	City of Reno, NV, Rev, (AG) 5.00%, 06/01/2033	159,121
250,000	Clark County School Dist, NV, GO, (AG) 4.00%, 06/15/2036	256,708
		415,829
	New Hampshire - 1.5%
	New Hampshire Business Finance Auth, NH, Rev
750,000	5.25%, 06/01/2043	798,326
295,000	(BAM) 5.25%, 06/01/2051	309,730
		1,108,056
	New Jersey - 0.3%
170,000	New Jersey Educational Facs Auth, NJ, Rev, (AG) 5.00%, 07/01/2043	182,518
	New Mexico - 0.5%
205,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2039	206,088
135,000	New Mexico Mortgage Finance Auth, NM, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	135,420
		341,508
	New York - 7.3%
280,000	City of New York, NY, GO 5.00%, 02/01/2041	308,245
429,858	FHLMC Multifamily VRD Certificates, NY, Rev 4.50%, 06/25/2042(1)	434,215
300,000	Metropolitan Transportation Auth Dedicated Tax Fund, NY, Rev 5.00%, 11/15/2036	305,499
	Metropolitan Transportation Auth, NY, Rev
200,000	5.00%, 11/15/2033	218,958
500,000	5.00%, 11/15/2045	512,718
400,000	5.00%, 11/15/2048	407,700
500,000	New York City Health and Hospitals Corp., NY, Rev 5.00%, 02/15/2042	542,939
	New York City Municipal Water Finance Auth, NY, Rev
1,250,000	4.13%, 06/15/2046	1,217,582
305,000	5.50%, 06/15/2039	361,897
1,000,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2041	858,922
The accompanying notes are an integral part of these financial statements.

124

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.3% - (continued)
	New York - 7.3% - (continued)
$ 50,000	New York Transportation Dev Corp., NY, Rev, (AG) 5.25%, 06/30/2039	$54,139
355,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2036(3)	239,516
		5,462,330
	North Carolina - 1.9%
95,000	Nash Health Care Systems, NC, Rev 5.00%, 02/01/2032	105,343
	North Carolina Housing Finance Agency, NC, Rev,
500,000	(FHLMC), (FNMA), (GNMA) 3.60%, 01/01/2046	443,873
120,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	135,060
	North Carolina Medical Care Commission, NC, Rev
175,000	4.00%, 09/01/2033	175,898
185,000	4.00%, 09/01/2034	185,084
250,000	5.00%, 01/01/2031	250,967
30,000	5.00%, 01/01/2039	28,722
120,000	5.00%, 01/01/2044	120,424
		1,445,371
	Ohio - 1.7%
	American Municipal Power, Inc., OH, Rev
200,000	4.00%, 02/15/2036	200,243
250,000	5.00%, 02/15/2040	274,992
150,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AG) 5.00%, 11/15/2030	157,136
60,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2035	64,380
415,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	421,333
180,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	179,111
		1,297,195
	Oregon - 0.7%
480,000	Columbia County School Dist No. 502, OR, GO, (SCH BD GTY) 0.00%, 06/15/2050(3)	129,267
160,000	Lincoln County School Dist, OR, GO, (SCH BD GTY) 0.00%, 06/15/2035(4)	176,319
40,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(3)	24,527
35,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(3)	20,376
30,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	30,068
210,000	Umatilla County School Dist No. 8R Hermiston, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(3)	128,770
		509,327
	Pennsylvania - 6.6%
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	316,095
750,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	802,916
110,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(2)	120,705
260,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AG) 5.00%, 07/01/2036	287,335
	Lancaster County Hospital Auth, PA, Rev
400,000	5.00%, 07/01/2032	402,566
100,000	5.13%, 07/01/2037	100,098
215,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2051	175,882
570,000	Lancaster School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 06/01/2044	606,275
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.3% - (continued)
	Pennsylvania - 6.6% - (continued)
$ 100,000	Montgomery County Industrial Dev Auth, PA, Rev 5.00%, 12/01/2025	$100,020
200,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 4.00%, 05/15/2040	196,856
	Pennsylvania Housing Finance Agency, PA, Rev
15,000	4.75%, 04/01/2033	15,037
480,000	5.50%, 10/01/2053	507,173
125,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2039	137,667
1,000,000	School Dist of Philadelphia, PA, GO, (ST AID WITHHLDG) 5.25%, 09/01/2036	1,134,692
		4,903,317
	Puerto Rico - 0.8%
	Puerto Rico Sales Tax Financing Corp., PR, Rev
400,000	4.33%, 07/01/2040	387,798
175,000	5.00%, 07/01/2058	169,967
		557,765
	Rhode Island - 4.4%
	Rhode Island Health & Educational Building Corp., RI, Rev,
500,000	(AG) 5.00%, 07/01/2050	508,161
1,000,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2042	1,087,621
20,000	(AG) 5.63%, 07/01/2065	20,766
	Rhode Island Student Loan Auth, RI, Rev
110,000	5.00%, 12/01/2027	113,488
460,000	5.00%, 12/01/2028	481,685
1,000,000	5.00%, 12/01/2031	1,072,012
		3,283,733
	South Carolina - 4.1%
	South Carolina Jobs-Economic Dev Auth, SC, Rev
575,000	5.00%, 10/01/2035	638,719
615,000	5.00%, 11/01/2035	696,696
	South Carolina Public Service Auth, SC, Rev
200,000	4.00%, 12/01/2035	203,658
200,000	4.00%, 12/01/2038	201,160
	South Carolina State Housing Finance & Dev Auth, SC, Rev
740,000	5.75%, 01/01/2054	800,626
465,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	528,284
		3,069,143
	South Dakota - 1.8%
	South Dakota Housing Dev Auth, SD, Rev
120,000	4.00%, 11/01/2049	120,597
130,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	137,709
1,000,000	(FHLMC), (FNMA), (GNMA) 6.25%, 11/01/2056	1,112,948
		1,371,254
	Tennessee - 0.7%
100,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (BAM) 5.00%, 07/01/2037	109,262
235,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev 5.00%, 05/01/2035	262,034
110,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	111,384
		482,680
	Texas - 8.4%
	Arlington Higher Education Finance Corp., TX, Rev,
150,000	(PSF-GTD) 4.00%, 08/15/2030	151,158
The accompanying notes are an integral part of these financial statements.

125

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.3% - (continued)
	Texas - 8.4% - (continued)
$ 250,000	(PSF-GTD) 5.00%, 02/15/2027	$256,913
	Central Texas Regional Mobility Auth, TX, Rev
315,000	4.00%, 01/01/2036	323,978
600,000	4.00%, 01/01/2040	600,257
1,000,000	5.00%, 01/01/2046	1,028,090
500,000	Central Texas Turnpike System, TX, Rev 5.00%, 08/15/2032	568,048
165,000	City of San Antonio Electric & Gas Systems, TX, Rev 1.75%, 02/01/2049(1)	164,759
500,000	Dallas Fort Worth International Airport, TX, Rev 5.25%, 11/01/2043	537,093
150,000	El Paso Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2027	152,787
240,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2031	259,756
500,000	Melissa Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2044	532,866
100,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/01/2031	96,183
130,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2031	138,976
1,000,000	Texarkana Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2041	1,006,288
225,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 3.00%, 03/01/2050	175,046
250,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 5.25%, 12/15/2025	250,646
60,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(3)	34,025
		6,276,869
	Utah - 0.2%
175,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	176,788
	Vermont - 1.2%
875,000	Vermont Student Assistance Corp., VT, Rev 5.00%, 06/15/2030	919,865
	Virginia - 2.4%
65,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2030	71,033
375,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	380,215
	Virginia Small Business Financing Auth, VA, Rev
635,000	4.00%, 07/01/2031	649,881
500,000	4.00%, 01/01/2039	495,464
170,000	5.00%, 12/31/2047	170,601
		1,767,194
	Washington - 2.2%
	King County Housing Auth, WA, Rev
100,000	5.00%, 01/01/2034	109,786
115,000	5.00%, 07/01/2034	126,422
60,000	5.00%, 01/01/2035	65,633
100,000	5.00%, 07/01/2035	109,420
475,000	Washington Health Care Facs Auth, WA, Rev 5.00%, 10/01/2042	475,151
710,000	Washington State Housing Finance Commission, WA, Rev, (BAM) 5.25%, 07/01/2064(2)	718,176
		1,604,588
	Wisconsin - 4.7%
	Public Finance Auth, WI, Rev
415,000	4.00%, 10/01/2046(1)	424,997
500,000	(AG) 4.00%, 07/01/2059	443,741
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 97.3% - (continued)
	Wisconsin - 4.7% - (continued)
$ 200,000	5.00%, 10/01/2043(2)		$198,657
95,000	5.00%, 10/01/2044		96,518
150,000	(AG) 5.00%, 07/01/2048		150,179
750,000	5.00%, 06/01/2055		762,890
285,000	5.25%, 06/15/2035		312,093
100,000	Wisconsin Center Dist, WI, Rev, (AG) 0.00%, 12/15/2029(3)		88,084
	Wisconsin Health & Educational Facs Auth, WI, Rev
335,000	4.00%, 01/01/2037		323,943
255,000	4.00%, 08/15/2046		211,026
45,000	5.00%, 11/01/2025		45,000
100,000	5.75%, 08/15/2059		102,538
325,000	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2054		351,346
			3,511,012
	Wyoming - 0.1%
70,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054		75,912
	Total Municipal Bonds (cost $73,881,818)		$72,404,799
U.S. GOVERNMENT AGENCIES - 0.7%
	Mortgage-Backed Agencies - 0.7%
	Federal Home Loan Mortgage Corp. - 0.7%
555,956	3.15%, 10/15/2036		$497,106
	Total U.S. Government Agencies (cost $564,738)		$497,106
	Total Long-Term Investments (cost $74,446,556)		$72,901,905
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
106,072	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $106,109; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $108,327		$106,072
	Total Short-Term Investments (cost $106,072)		$106,072
	Total Investments (cost $74,552,628)	98.1%	$73,007,977
	Other Assets and Liabilities	1.9%	1,422,435
	Net Assets	100.0%	$74,430,412
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
The accompanying notes are an integral part of these financial statements.

126

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
October 31, 2025

(1)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$1,667,518, representing 2.2% of net assets.

(3)	Security is a zero-coupon bond.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$72,404,799	$—	$72,404,799	$—
U.S. Government Agencies	497,106	—	497,106	—
Short-Term Investments	106,072	—	106,072	—
Total	$73,007,977	$—	$73,007,977	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

127

The Hartford Total Return Bond Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.6%
	Asset-Backed - Automobile - 0.7%
$ 1,185,000	Avis Budget Rental Car Funding AESOP LLC 5.58%, 12/20/2030(1)	$1,219,912
	Credit Acceptance Auto Loan Trust
5,210,000	4.68%, 09/15/2034(1)	5,230,831
5,780,000	6.11%, 08/15/2034(1)	5,923,576
2,365,000	Exeter Automobile Receivables Trust 4.40%, 05/15/2030	2,367,513
	GLS Auto Receivables Issuer Trust
3,220,000	4.89%, 04/16/2029(1)	3,236,392
5,720,000	4.98%, 07/16/2029(1)	5,766,736
2,885,000	Hertz Vehicle Financing III LLC 5.13%, 09/25/2031(1)	2,905,306
1,935,000	Prestige Auto Receivables Trust 4.56%, 02/15/2029(1)	1,935,114
2,150,165	Santander Bank Auto Credit-Linked Notes 4.97%, 01/18/2033(1)	2,159,780
1,665,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	1,705,181
		32,450,341
	Asset-Backed - Manufactured Housing - 0.0%
1,219,838	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	1,097,213
	Asset-Backed - Student Loan - 0.1%
	Navient Private Education Refi Loan Trust
2,354,129	1.11%, 02/18/2070(1)	2,093,580
2,944,401	5.51%, 10/15/2071(1)	3,021,322
		5,114,902
	Commercial Mortgage-Backed Securities - 4.4%
3,215,000	1211 Avenue of the Americas Trust 3.90%, 08/10/2035(1)	3,090,419
	280 Park Avenue Mortgage Trust
930,000	5.46%, 09/15/2034, 1 mo. USD Term SOFR + 1.38%(1)(2)	920,700
3,362,000	6.50%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	3,277,950
2,850,000	ALA Trust 5.78%, 06/15/2040, 1 mo. USD Term SOFR + 1.74%(1)(2)	2,860,687
1,590,599	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	1,513,924
	BBCMS Mortgage Trust
6,535,000	0.97%, 04/15/2053(2)(3)	259,650
15,920,901	1.11%, 09/15/2057(2)(3)	1,198,086
16,497,363	1.13%, 02/15/2062(2)(3)	1,376,372
17,578,340	1.44%, 02/15/2050(2)(3)	201,374
14,017,213	1.62%, 02/15/2057(2)(3)	1,325,371
1,640,000	3.66%, 04/15/2055(2)	1,528,805
3,856,347	3.67%, 02/15/2050	3,803,975
	Benchmark Mortgage Trust
10,003,868	0.46%, 07/15/2051(2)(3)	92,303
39,776,354	0.56%, 04/10/2051(2)(3)	434,620
32,805,144	0.57%, 07/15/2056(2)(3)	1,164,957
29,909,675	0.61%, 01/15/2052(2)(3)	441,168
7,579,878	1.06%, 08/15/2052(2)(3)	195,116
9,879,484	1.17%, 12/15/2056(2)(3)	542,671
18,889,276	1.22%, 03/15/2062(2)(3)	648,901
13,986,258	1.50%, 01/15/2054(2)(3)	864,489
5,661,582	1.73%, 07/15/2053(2)(3)	289,211
4,500,000	2.93%, 12/15/2072	4,201,509
2,375,457	3.04%, 08/15/2052	2,328,563
2,990,000	4.02%, 03/15/2052	2,932,231
20,928,402	BMO Mortgage Trust 0.86%, 07/15/2057(2)(3)	1,317,550
4,410,000	BOCA Commercial Mortgage Trust 6.37%, 08/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	4,426,537
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.6% - (continued)
	Commercial Mortgage-Backed Securities - 4.4% - (continued)
$ 4,745,000	BPR Mortgage Trust 5.67%, 06/05/2042(1)	$4,887,079
	BPR Trust
3,270,000	5.85%, 11/05/2041(1)(2)	3,344,632
7,425,000	7.62%, 10/05/2038(1)(2)	7,706,705
2,170,000	BSTN Commercial Mortgage Trust 5.06%, 04/13/2041(1)(2)	2,183,461
6,020,000	BWAY Trust 7.46%, 05/05/2042(1)(2)	6,300,679
	BX Trust
3,645,000	5.88%, 07/15/2042, 1 mo. USD Term SOFR + 1.85%(1)(2)	3,650,695
601,000	7.07%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	600,812
2,402,308	Cantor Commercial Real Estate Lending 1.11%, 05/15/2052(2)(3)	64,916
3,412,416	CD Mortgage Trust 2.46%, 08/10/2049	3,378,744
1,600,000	CENT Trust 4.92%, 07/10/2040(1)(2)	1,619,957
	Commercial Mortgage Trust
1,291,000	2.82%, 01/10/2039(1)	1,239,132
1,320,000	3.90%, 01/10/2039(1)(2)	1,237,434
2,711,000	6.51%, 12/10/2041(1)(2)	2,772,761
	CSAIL Commercial Mortgage Trust
79,608	0.04%, 04/15/2050(2)(3)	1
418,605	0.63%, 11/15/2048(2)(3)	4
4,953,468	1.83%, 01/15/2049(2)(3)	50
	DBJPM Mortgage Trust
4,507,866	1.59%, 09/15/2053(2)(3)	199,717
3,600,000	2.89%, 08/10/2049	3,560,270
	DC Trust
1,410,000	5.73%, 04/13/2040(1)(2)	1,427,132
705,000	7.04%, 04/13/2040(1)(2)	710,092
1,840,000	Durst Commercial Mortgage Trust 5.15%, 08/10/2042(1)(2)	1,875,045
1,010,000	Extended Stay America Trust 5.75%, 10/15/2042, 1 mo. USD Term SOFR + 1.60%(1)(2)	1,013,156
	FREMF Mortgage Trust
440,000	3.73%, 10/25/2049(1)(2)	432,626
230,000	3.84%, 10/25/2049(1)(2)	226,684
760,000	FS Trust 6.12%, 08/15/2039, 1 mo. USD Term SOFR + 2.09%(1)(2)	760,713
4,285,000	GS Mortgage Securities Corp. II 5.70%, 03/10/2041(1)(2)	4,294,178
1,917,667	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	1,661,564
	GS Mortgage Securities Trust
170,048	0.11%, 08/10/2044(1)(2)(3)	119
2,905,173	3.04%, 07/10/2052	2,856,910
375,680	4.22%, 07/10/2046(2)(3)	4
1,186,932	4.94%, 04/10/2047(1)(2)	932,952
1,586,259	HIH Trust 6.37%, 10/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	1,591,711
	HTL Commercial Mortgage Trust
1,990,000	6.56%, 05/10/2039(1)(2)	2,021,038
1,095,000	7.09%, 05/10/2039(1)(2)	1,114,376
	INT Commercial Mortgage Trust
2,290,000	4.88%, 11/05/2037(1)(2)	2,292,474
440,000	5.17%, 11/05/2037(1)(2)	440,462
	JP Morgan Chase Commercial Mortgage Securities Trust
1,770,000	2.81%, 01/16/2037(1)	1,584,185
730,000	3.57%, 12/15/2047(1)(2)	594,957
645,000	5.80%, 10/05/2039(1)(2)	650,690
590,796	JPMBB Commercial Mortgage Securities Trust 0.33%, 09/15/2047(2)(3)	6
The accompanying notes are an integral part of these financial statements.

128

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.6% - (continued)
	Commercial Mortgage-Backed Securities - 4.4% - (continued)
$ 8,715,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	$8,628,776
6,145,000	MAD Commercial Mortgage Trust 5.10%, 10/15/2042(1)(2)	6,149,858
4,415,000	MF1 Ltd. 5.75%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	4,405,190
	Morgan Stanley Capital I Trust
2,074,294	1.29%, 06/15/2050(2)(3)	28,876
5,280,000	3.91%, 09/09/2032(1)	4,752,598
885,000	4.94%, 07/15/2049(1)(2)	833,348
43,704	5.22%, 10/12/2052(1)(2)	13,045
4,611,172	MSWF Commercial Mortgage Trust 0.91%, 12/15/2056(2)(3)	261,112
	Natixis Commercial Mortgage Securities Trust
1,187,000	4.40%, 06/17/2038(1)	1,170,221
1,800,000	4.77%, 06/17/2038(1)(2)	1,751,302
735,000	NRTH Commercial Mortgage Trust 5.79%, 10/15/2040, 1 mo. USD Term SOFR + 1.64%(1)(2)	735,459
7,720,000	NYC Commercial Mortgage Trust 5.72%, 02/15/2042, 1 mo. USD Term SOFR + 1.69%(1)(2)	7,705,525
6,755,000	RFR Trust 5.67%, 03/11/2041(1)(2)	6,912,422
5,770,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,424,805
11,910,000	SHR Trust 6.48%, 10/15/2041, 1 mo. USD Term SOFR + 2.45%(1)(2)	11,917,444
1,340,000	TEXAS Commercial Mortgage Trust 5.62%, 04/15/2042, 1 mo. USD Term SOFR + 1.59%(1)(2)	1,334,137
3,631,530	UBS Commercial Mortgage Trust 1.05%, 08/15/2050(2)(3)	47,184
	Wells Fargo Commercial Mortgage Trust
28,536,614	1.00%, 08/15/2057(2)(3)	2,027,404
255,000	3.86%, 05/15/2048(2)	237,410
	Wells Fargo NA
20,154,284	0.58%, 11/15/2062(2)(3)	413,463
10,298,385	0.63%, 11/15/2062(2)(3)	237,698
17,796,120	0.68%, 12/15/2052(2)(3)	413,770
24,070,646	0.70%, 11/15/2050(2)(3)	247,386
18,867,960	0.81%, 09/15/2062(2)(3)	503,439
35,543,144	0.87%, 01/15/2063(2)(3)	1,018,336
20,699,831	0.88%, 05/15/2062(2)(3)	522,222
1,732,237	1.00%, 04/15/2052(2)(3)	49,255
8,476,350	1.00%, 02/15/2056(2)(3)	489,132
5,955,888	1.00%, 12/15/2056(2)(3)	153,255
26,478,462	1.14%, 10/15/2057(2)(3)	2,137,079
36,321,520	1.76%, 03/15/2063(2)(3)	2,475,962
345,000	WFRBS Commercial Mortgage Trust 5.00%, 06/15/2044(1)(2)	299,729
4,675,000	WHARF Commercial Mortgage Trust 5.35%, 07/15/2040(1)(2)	4,802,142
	Willowbrook Mall
3,025,000	5.87%, 03/05/2035(1)(2)	3,146,596
6,020,000	6.08%, 03/05/2035(1)(2)	6,188,779
		197,899,621
	Other Asset-Backed Securities - 5.1%
185,399	AASET Trust 3.35%, 01/16/2040(1)	182,422
2,450,000	Affirm Asset Securitization Trust 5.33%, 12/17/2029(1)	2,454,203
3,675,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	3,710,468
2,985,000	AMSR Trust 4.15%, 11/17/2041(1)	2,948,528
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.6% - (continued)
	Other Asset-Backed Securities - 5.1% - (continued)
$ 2,730,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	$2,778,161
5,800,000	Battalion CLO 18 Ltd. 6.08%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	5,810,353
4,255,000	Benefit Street Partners CLO XXXI Ltd. 5.61%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	4,265,616
850,000	Blue Owl Asset Leasing Trust LLC 5.41%, 03/15/2030(1)	856,357
	CF Hippolyta Issuer LLC
641,062	1.53%, 03/15/2061(1)	534,696
1,519,597	1.69%, 07/15/2060(1)	1,299,798
706,836	1.98%, 03/15/2061(1)	465,386
1,243,529	1.99%, 07/15/2060(1)	1,040,656
954,773	5.97%, 08/15/2062(1)	934,035
1,915,000	Columbia Cent CLO 27 Ltd. 5.31%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,915,094
1,478,110	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	1,492,675
	Compass Datacenters Issuer II LLC
3,725,000	5.02%, 08/25/2049(1)	3,741,285
2,925,000	5.25%, 02/25/2049(1)	2,951,068
11,150,000	CTM CLO Ltd. 5.83%, 07/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	11,184,030
	Domino's Pizza Master Issuer LLC
4,950,025	2.66%, 04/25/2051(1)	4,700,154
1,439,300	3.15%, 04/25/2051(1)	1,323,101
1,449,600	3.67%, 10/25/2049(1)	1,397,334
2,505,100	4.12%, 07/25/2047(1)	2,484,389
3,720,000	Elmwood CLO 23 Ltd. 5.64%, 04/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	3,725,952
	FirstKey Homes Trust
1,803,065	4.15%, 05/19/2039(1)	1,795,180
7,615,924	4.25%, 07/17/2039(1)	7,595,662
3,095,000	Golub Capital Partners CLO 68B Ltd. 5.97%, 07/25/2038, 3 mo. USD Term SOFR + 1.70%(1)(2)	3,083,066
	GreenSky Home Improvement Issuer Trust
575,000	5.02%, 06/25/2060(1)	582,174
1,790,000	5.07%, 06/25/2060(1)	1,802,558
	NMEF Funding LLC
946,000	4.64%, 01/18/2033(1)	948,052
3,505,000	4.73%, 01/18/2033(1)	3,518,682
260,227	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	259,618
	Post Road Equipment Finance LLC
1,505,000	4.90%, 05/15/2031(1)	1,514,006
1,265,000	5.04%, 05/15/2031(1)	1,282,162
	Progress Residential Trust
5,279,686	1.51%, 10/17/2038(1)	5,173,202
1,691,776	3.20%, 04/17/2039(1)	1,661,336
5,958,665	3.40%, 02/17/2042(1)	5,708,760
3,004,735	4.30%, 03/17/2040(1)	2,988,569
4,857,413	4.44%, 05/17/2041(1)	4,852,875
1,359,721	4.45%, 06/17/2039(1)	1,356,982
2,264,013	4.75%, 10/27/2039(1)	2,271,238
6,185,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	6,187,406
7,555,000	RR 23 Ltd. 5.55%, 07/15/2037, 3 mo. USD Term SOFR + 1.65%(1)(2)	7,576,078
3,660,000	RR 26 Ltd. 5.40%, 04/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	3,659,923
970,000	Sabey Data Center Issuer LLC 6.00%, 04/20/2049(1)	984,922
The accompanying notes are an integral part of these financial statements.

129

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.6% - (continued)
	Other Asset-Backed Securities - 5.1% - (continued)
$ 309,001	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	$304,385
3,355,000	SCF Equipment Trust LLC 5.11%, 11/21/2033(1)	3,430,003
8,270,000	Sound Point CLO XXIX Ltd. 5.19%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	8,274,945
	Stack Infrastructure Issuer LLC
3,545,000	5.90%, 07/25/2048(1)	3,560,966
1,870,000	5.90%, 03/25/2049(1)	1,897,740
2,915,315	Stream Innovations Issuer Trust 5.05%, 09/15/2045(1)	2,937,556
1,895,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,887,962
	Taco Bell Funding LLC
3,571,387	2.54%, 08/25/2051(1)	3,139,070
3,857,625	4.94%, 11/25/2048(1)	3,849,821
4,445,000	Texas Debt Capital CLO Ltd. 5.53%, 07/20/2038, 3 mo. USD Term SOFR + 1.65%(1)(2)	4,465,296
	Tricon Residential Trust
4,438,782	4.30%, 11/17/2041(1)	4,399,811
5,135,697	4.85%, 07/17/2040(1)	5,116,243
4,362,452	5.13%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	4,366,514
5,500,000	Vantage Data Centers Issuer LLC 5.10%, 09/15/2054(1)	5,511,774
3,965,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	3,994,301
8,270,000	Venture 42 CLO Ltd. 5.30%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	8,271,174
1,561,414	VFI ABS LLC 4.78%, 06/24/2030(1)	1,566,404
	Wendy's Funding LLC
7,075,317	2.37%, 06/15/2051(1)	6,589,392
9,418,859	2.78%, 06/15/2051(1)	8,428,794
1,258,879	3.88%, 03/15/2048(1)	1,240,737
1,654,087	4.54%, 03/15/2052(1)	1,608,540
	Wingstop Funding LLC
11,455,550	2.84%, 12/05/2050(1)	11,070,377
2,135,000	5.86%, 12/05/2054(1)	2,201,939
5,780,000	Zayo Issuer LLC 5.65%, 03/20/2055(1)	5,873,717
		230,985,673
	Whole Loan Collateral CMO - 7.3%
	Angel Oak Mortgage Trust
1,332,339	0.91%, 01/25/2066(1)(2)	1,188,891
2,916,610	0.95%, 07/25/2066(1)(2)	2,568,507
659,830	0.99%, 04/25/2053(1)(2)	627,331
1,222,110	0.99%, 04/25/2066(1)(2)	1,084,652
2,218,216	1.04%, 01/20/2065(1)(2)	1,876,768
2,403,114	1.07%, 05/25/2066(1)(2)	2,096,514
4,905,092	1.46%, 09/25/2066(1)(2)	4,180,253
244,946	1.47%, 06/25/2065(1)(2)	235,505
2,173,802	1.82%, 11/25/2066(1)(2)	1,950,029
792,937	2.53%, 01/26/2065(1)(2)	754,366
8,175,632	2.88%, 12/25/2066(1)(4)	7,696,758
10,716,060	4.00%, 01/25/2067(1)	10,485,362
8,118,872	4.30%, 07/25/2067(1)(4)	8,074,898
1,353,177	BINOM Securitization Trust 2.03%, 06/25/2056(1)(2)	1,245,396
	BRAVO Residential Funding Trust
651,378	0.94%, 02/25/2049(1)(2)	611,069
296,259	0.97%, 03/25/2060(1)(2)	288,101
2,306,882	5.11%, 07/25/2062(1)(2)	2,302,059
88,762	Bunker Hill Loan Depositary Trust 1.72%, 02/25/2055(1)(2)	88,248
	COLT Mortgage Loan Trust
578,766	0.80%, 07/27/2054(1)	523,294
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.6% - (continued)
	Whole Loan Collateral CMO - 7.3% - (continued)
$ 1,995,059	0.91%, 06/25/2066(1)(2)	$1,737,584
2,968,885	1.40%, 10/25/2066(1)(2)	2,561,002
5,296,104	2.28%, 12/27/2066(1)(2)	4,793,386
838,927	4.30%, 03/25/2067(1)(2)	842,718
	CSMC Trust
512,911	0.81%, 05/25/2065(1)(2)	466,734
1,436,913	0.83%, 03/25/2056(1)(2)	1,208,086
2,031,330	0.94%, 05/25/2066(1)(2)	1,726,936
2,618,881	1.18%, 02/25/2066(1)(2)	2,337,616
2,530,727	1.84%, 10/25/2066(1)(2)	2,281,632
6,348,928	2.27%, 11/25/2066(1)(2)	5,826,142
883,277	3.25%, 04/25/2047(1)(2)	813,939
1,375,646	4.14%, 12/27/2060(1)(2)	1,378,677
823,872	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(2)	733,085
	Ellington Financial Mortgage Trust
906,242	0.93%, 06/25/2066(1)(2)	763,709
2,851,717	2.21%, 01/25/2067(1)(2)	2,516,577
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1,905,782	2.50%, 08/25/2059	1,575,418
1,689,840	3.50%, 11/25/2057	1,620,934
3,336,259	3.50%, 03/25/2058	2,989,643
4,573,284	3.50%, 07/25/2058	4,347,581
934,546	3.50%, 08/25/2058	884,833
3,439,762	3.50%, 10/25/2058	3,139,072
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,344,000	5.98%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	1,353,262
334,890	6.85%, 12/25/2030, 30 day USD SOFR Average + 2.66%(2)	344,236
1,212,400	7.28%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	1,236,588
2,866,000	7.33%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	2,930,433
3,000,000	7.48%, 11/25/2041, 30 day USD SOFR Average + 3.30%(1)(2)	3,065,486
5,125,000	8.68%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	5,317,025
3,120,000	9.43%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	3,290,034
3,455,000	10.43%, 03/25/2042, 30 day USD SOFR Average + 6.25%(1)(2)	3,686,070
	GCAT Trust
3,818,245	0.87%, 01/25/2066(1)(2)	3,271,110
1,754,166	1.04%, 05/25/2066(1)(2)	1,487,126
3,399,432	1.09%, 08/25/2066(1)(2)	2,852,311
4,369,759	1.86%, 08/25/2066(1)(2)	4,001,588
1,530,599	1.92%, 08/25/2066(1)(2)	1,426,975
6,093,960	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(4)	5,826,156
	Legacy Mortgage Asset Trust
888,958	5.65%, 11/25/2060(1)(4)	885,663
1,279,084	5.75%, 04/25/2061(1)(4)	1,275,539
1,794,099	5.75%, 07/25/2061(1)(4)	1,810,532
	MetLife Securitization Trust
368,006	3.00%, 04/25/2055(1)(2)	354,865
1,046,073	3.75%, 03/25/2057(1)(2)	1,021,817
	MFA Trust
144,093	1.01%, 01/26/2065(1)(2)	137,007
1,237,813	1.03%, 11/25/2064(1)(2)	1,097,133
746,529	1.15%, 04/25/2065(1)(2)	707,362
2,464,821	4.11%, 12/25/2066(1)(2)	2,436,947
The accompanying notes are an integral part of these financial statements.

130

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.6% - (continued)
	Whole Loan Collateral CMO - 7.3% - (continued)
$ 25,794	Mill City Mortgage Loan Trust 3.25%, 05/25/2062(1)(2)	$25,621
9,068,180	Morgan Stanley Residential Mortgage Loan Trust 4.25%, 02/25/2065(1)(2)	8,868,146
	New Residential Mortgage Loan Trust
997,299	0.94%, 07/25/2055(1)(2)	908,463
538,003	0.94%, 10/25/2058(1)(2)	529,723
202,314	2.49%, 09/25/2059(1)(2)	194,453
969,226	3.50%, 12/25/2057(1)(2)	941,934
831,847	3.50%, 08/25/2059(1)(2)	793,251
719,717	3.75%, 11/26/2035(1)(2)	699,669
322,878	3.75%, 01/25/2054(1)(2)	314,504
16,228	3.75%, 05/25/2054(1)(2)	15,573
833,391	3.75%, 11/25/2056(1)(2)	802,129
1,790,634	3.75%, 11/25/2058(1)(2)	1,732,719
1,517,637	4.00%, 03/25/2057(1)(2)	1,475,914
872,456	4.00%, 05/25/2057(1)(2)	841,784
1,257,093	4.00%, 08/27/2057(1)(2)	1,225,458
180,467	4.00%, 12/25/2057(1)(2)	176,607
917,166	4.86%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	901,056
719,900	5.61%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	728,856
3,596,333	NMLT Trust 1.19%, 05/25/2056(1)(2)	3,108,123
	OBX Trust
2,752,588	1.05%, 07/25/2061(1)(2)	2,270,909
2,425,226	1.07%, 02/25/2066(1)(2)	2,128,248
1,895,425	1.96%, 10/25/2061(1)(2)	1,637,375
7,436,857	2.31%, 11/25/2061(1)(2)	6,734,004
2,839,697	4.70%, 07/25/2062(1)(4)	2,833,971
114,661	4.76%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(2)	112,401
	PRET LLC
13,344,561	5.19%, 10/25/2055(1)(4)	13,340,028
8,710,476	5.39%, 08/25/2055(1)(4)	8,724,056
6,980,374	5.66%, 07/25/2055(1)(4)	6,988,737
6,360,856	5.73%, 08/25/2055(1)(4)	6,371,884
10,456,014	5.74%, 06/25/2055(1)(4)	10,497,760
4,598,661	5.93%, 10/25/2054(1)(4)	4,593,906
1,247,949	5.93%, 10/25/2054(1)(4)	1,244,663
	PRET Trust
8,740,906	4.00%, 07/25/2069(1)(4)	8,549,987
9,415,000	4.15%, 01/25/2070(1)(4)	9,161,391
	PRPM LLC
4,121,763	5.50%, 08/25/2030(1)(4)	4,123,680
1,142,272	5.70%, 11/25/2029(1)(4)	1,141,921
2,342,561	5.73%, 07/25/2030(1)(4)	2,341,502
5,735,183	5.77%, 08/25/2028(1)(4)	5,733,520
5,346,872	5.87%, 11/25/2029(1)(4)	5,335,435
1,168,551	6.26%, 05/25/2030(1)(4)	1,196,542
10,389,946	6.47%, 05/25/2030(1)(4)	10,386,050
571,192	RCO VIII Mortgage LLC 6.43%, 05/25/2030(1)(4)	570,944
393,260	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(2)	379,921
	SG Residential Mortgage Trust
10,774,405	1.74%, 12/25/2061(1)(2)	9,358,840
2,284,690	3.17%, 03/27/2062(1)(2)	2,153,025
1,405,480	STAR Trust 1.22%, 05/25/2065(1)(2)	1,321,662
	Starwood Mortgage Residential Trust
441,274	0.94%, 05/25/2065(1)(2)	419,176
3,638,552	1.92%, 11/25/2066(1)(2)	3,217,041
	Towd Point Mortgage Trust
6,702,975	2.92%, 11/30/2060(1)(2)	5,977,861
651,752	3.25%, 03/25/2058(1)(2)	644,900
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.6% - (continued)
	Whole Loan Collateral CMO - 7.3% - (continued)
	Verus Securitization Trust
$ 214,407	0.82%, 10/25/2063(1)(2)	$206,536
909,473	0.92%, 02/25/2064(1)(2)	850,278
1,629,946	0.94%, 07/25/2066(1)(2)	1,359,053
1,780,722	1.01%, 09/25/2066(1)(2)	1,542,449
876,935	1.03%, 02/25/2066(1)(2)	800,037
8,285,238	1.05%, 06/25/2066(1)(2)	7,296,191
2,383,938	1.82%, 11/25/2066(1)(2)	2,211,611
3,735,414	2.72%, 01/25/2067(1)(4)	3,514,155
7,480,752	4.13%, 02/25/2067(1)(4)	7,221,850
376,474	VOLT XCV LLC 6.24%, 03/27/2051(1)(4)	375,968
21,381	VOLT XCVII LLC 6.24%, 04/25/2051(1)(4)	21,337
4,910	Wells Fargo Mortgage-Backed Securities Trust 3.92%, 11/25/2048(1)(2)	4,684
		331,418,042
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $809,349,758)	$798,965,792
CONVERTIBLE BONDS - 0.0%
	Commercial Banks - 0.0%
EUR 1,500,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.52%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	$1,115,989
	Total Convertible Bonds (cost $1,121,998)	$1,115,989
CORPORATE BONDS - 25.9%
	Advertising - 0.0%
$ 2,075,000	Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 02/15/2031(1)	$2,191,957
	Aerospace & Defense - 0.4%
2,700,000	BAE Systems PLC 5.13%, 03/26/2029(1)	2,780,723
	Boeing Co.
1,100,000	2.95%, 02/01/2030	1,038,666
705,000	3.20%, 03/01/2029	680,755
195,000	3.75%, 02/01/2050	144,505
4,725,000	5.15%, 05/01/2030	4,860,311
6,230,000	5.71%, 05/01/2040	6,352,571
1,100,000	6.39%, 05/01/2031	1,196,350
1,675,000	6.53%, 05/01/2034	1,853,337
580,000	7.01%, 05/01/2064	663,815
		19,571,033
	Agriculture - 0.5%
	BAT Capital Corp.
2,945,000	5.63%, 08/15/2035	3,059,302
1,395,000	5.83%, 02/20/2031	1,475,645
1,135,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(1)	1,187,857
	Philip Morris International, Inc.
2,755,000	4.38%, 11/01/2027	2,774,051
1,900,000	4.75%, 11/01/2031	1,933,161
2,930,000	5.13%, 02/15/2030	3,024,620
4,320,000	5.13%, 02/13/2031	4,464,984
1,100,000	5.38%, 02/15/2033	1,145,574
1,490,000	5.63%, 09/07/2033	1,576,234
		20,641,428
	Airlines - 0.0%
1,150,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	1,130,329
The accompanying notes are an integral part of these financial statements.

131

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Apparel - 0.2%
$ 5,355,000	Gildan Activewear, Inc. 5.40%, 10/07/2035(1)	$5,333,380
	Tapestry, Inc.
1,620,000	5.10%, 03/11/2030	1,659,388
1,148,000	5.50%, 03/11/2035	1,169,057
		8,161,825
	Auto Manufacturers - 0.1%
6,120,000	Ford Motor Co. 3.25%, 02/12/2032	5,337,008
	Auto Parts & Equipment - 0.1%
EUR 1,900,000	Clarios Global LP/Clarios U.S. Finance Co. 4.75%, 06/15/2031(5)	2,233,831
$ 1,240,000	Forvia SE 6.75%, 09/15/2033(1)	1,257,821
		3,491,652
	Beverages - 0.3%
	Bacardi Ltd./Bacardi-Martini BV
250,000	5.25%, 01/15/2029(1)	255,457
1,040,000	5.40%, 06/15/2033(1)	1,049,090
2,040,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	2,122,697
	Keurig Dr. Pepper, Inc.
2,679,000	2.25%, 03/15/2031	2,377,002
1,530,000	3.95%, 04/15/2029	1,508,128
2,155,000	4.05%, 04/15/2032	2,068,620
3,290,000	4.50%, 04/15/2052	2,687,344
1,040,000	5.20%, 03/15/2031	1,065,961
1,255,000	5.30%, 03/15/2034	1,276,020
		14,410,319
	Biotechnology - 0.2%
8,975,000	Royalty Pharma PLC 5.20%, 09/25/2035	8,991,459
	Chemicals - 0.3%
1,150,000	Celanese U.S. Holdings LLC 6.50%, 04/15/2030(6)	1,140,397
EUR 1,900,000	Itelyum Regeneration SpA 5.75%, 04/15/2030(5)	2,220,902
$ 1,690,000	Olympus Water U.S. Holding Corp. 6.25%, 10/01/2029(1)	1,647,315
6,290,000	Sherwin-Williams Co. 5.15%, 08/15/2035	6,419,199
1,300,000	Tronox, Inc. 4.63%, 03/15/2029(1)(6)	799,212
		12,227,025
	Commercial Banks - 3.9%
EUR 2,655,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(2)(5)	3,135,530
	Bank of America Corp.
$ 2,210,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(2)	1,980,116
4,265,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(2)	3,795,041
2,365,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(2)	2,104,124
2,398,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(2)	2,089,548
2,045,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(2)	1,901,990
2,460,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(2)	2,248,073
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Commercial Banks - 3.9% - (continued)
$ 700,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(2)	$638,331
879,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(2)	847,754
815,000	4.38%, 04/27/2028, (4.38% fixed rate until 04/27/2027; 6 mo. USD SOFR + 1.58% thereafter)(2)	817,557
370,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(2)	386,515
2,979,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(2)	3,054,129
	Bank of New York Mellon Corp.
2,320,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(2)	2,397,202
215,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(2)	221,475
1,605,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(2)	1,706,467
4,405,000	BNP Paribas SA 5.91%, 11/19/2035, (5.91% fixed rate until 11/19/2034; 6 mo. USD SOFR + 1.92% thereafter)(1)(2)	4,572,655
	BPCE SA
390,000	4.63%, 09/12/2028(1)	392,445
5,380,000	5.39%, 05/28/2031, (5.39% fixed rate until 05/28/2030; 6 mo. USD SOFR + 1.58% thereafter)(1)(2)	5,514,117
3,015,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(2)	3,146,600
2,870,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(2)	3,060,312
745,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(2)	790,208
2,540,000	Citibank NA 4.91%, 05/29/2030	2,613,334
	Citigroup, Inc.
5,915,000	4.50%, 09/11/2031, (4.50% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.17% thereafter)(2)	5,922,184
4,215,000	4.95%, 05/07/2031, (4.95% fixed rate until 05/07/2030; 6 mo. USD SOFR + 1.46% thereafter)(2)	4,299,691
	Citizens Financial Group, Inc.
2,510,000	5.25%, 03/05/2031, (5.25% fixed rate until 03/05/2030; 6 mo. USD SOFR + 1.26% thereafter)(2)	2,568,004
570,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(2)	624,509
EUR 900,000	CrediaBank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(5)(7)	1,105,384
The accompanying notes are an integral part of these financial statements.

132

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Commercial Banks - 3.9% - (continued)
	Credit Agricole SA
$ 2,000,000	4.82%, 09/25/2033, (4.82% fixed rate until 09/25/2032; 6 mo. USD SOFR + 1.36% thereafter)(1)(2)	$1,988,231
9,110,000	5.22%, 05/27/2031, (5.22% fixed rate until 05/27/2030; 6 mo. USD SOFR + 1.46% thereafter)(1)(2)	9,341,530
4,310,000	6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(2)	4,546,415
	Goldman Sachs Group, Inc.
1,250,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(2)	1,134,406
830,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 6 mo. USD SOFR + 1.73% thereafter)(2)	834,276
3,515,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(2)	3,559,382
915,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(2)	921,205
4,315,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(2)	4,415,392
440,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(2)	454,038
1,365,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(2)	1,408,675
	HSBC Holdings PLC
1,460,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(2)	1,360,813
1,980,000	4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(2)	1,982,190
2,240,000	5.13%, 03/03/2031, (5.13% fixed rate until 03/03/2030; 6 mo. USD SOFR + 1.29% thereafter)(2)	2,292,052
5,255,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(2)	5,407,147
995,000	5.29%, 11/19/2030, (5.29% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.29% thereafter)(2)	1,026,164
	JP Morgan Chase & Co.
2,065,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	1,856,213
835,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(2)	821,056
2,865,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(2)	2,856,486
4,910,000	4.26%, 10/22/2031, (4.26% fixed rate until 10/22/2030; 6 mo. USD SOFR + 0.93% thereafter)(2)	4,892,867
2,715,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(2)	2,735,997
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Commercial Banks - 3.9% - (continued)
$ 960,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(2)	$972,206
2,405,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(2)	2,431,916
2,965,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(2)	3,041,956
4,135,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)	4,270,927
1,170,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(2)	1,208,885
2,545,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(2)	2,620,236
2,755,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(2)	2,860,205
4,050,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	4,199,303
2,940,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)	3,068,105
1,740,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(2)	1,833,793
EUR 2,600,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(2)(5)	2,941,029
GBP 1,400,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(2)(5)	2,097,113
	Morgan Stanley
$ 2,700,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(2)	2,361,372
1,065,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(2)	931,985
2,900,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(2)	2,714,645
1,230,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(2)	1,244,639
1,010,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(2)	1,042,711
755,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(2)	779,062
3,935,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(2)	4,104,841
295,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(2)	312,750
3,430,000	Royal Bank of Canada 5.15%, 02/04/2031, (5.15% fixed rate until 02/04/2030; 6 mo. USD SOFR + 1.03% thereafter)(2)	3,531,995
The accompanying notes are an integral part of these financial statements.

133

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Commercial Banks - 3.9% - (continued)
	Wells Fargo & Co.
$ 7,463,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(2)	$6,957,931
890,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(2)	903,438
1,915,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(2)	1,974,946
1,435,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(2)	1,485,199
370,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(2)	386,244
965,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(2)	998,798
1,104,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(2)	1,167,853
		178,211,913
	Commercial Services - 0.2%
2,150,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	2,238,614
2,880,000	Ashtead Capital, Inc. 2.45%, 08/12/2031(1)	2,554,730
EUR 400,000	BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(5)	434,873
$ 1,426,000	Block, Inc. 3.50%, 06/01/2031	1,327,732
	Howard University
2,000,000	2.70%, 10/01/2029	1,859,157
1,205,000	3.48%, 10/01/2041	920,668
1,829,000	Service Corp. International 3.38%, 08/15/2030	1,699,615
		11,035,389
	Construction Materials - 0.1%
1,990,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	1,969,985
	CP Atlas Buyer, Inc.
1,075,000	9.75%, 07/15/2030(1)	1,121,411
550,000	12.75%, 01/15/2031(1)(8)	538,693
2,175,000	JH North America Holdings, Inc. 6.13%, 07/31/2032(1)	2,230,669
		5,860,758
	Diversified Financial Services - 0.9%
	American Express Co.
4,140,000	5.02%, 04/25/2031, (5.02% fixed rate until 04/25/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)	4,257,781
3,205,000	5.09%, 01/30/2031, (5.09% fixed rate until 01/30/2030; 6 mo. USD SOFR + 1.02% thereafter)(2)	3,302,691
2,260,000	Ameriprise Financial, Inc. 5.20%, 04/15/2035	2,310,382
	Capital One Financial Corp.
3,020,000	4.49%, 09/11/2031, (4.49% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.25% thereafter)(2)	2,998,019
670,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(2)	710,435
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Diversified Financial Services - 0.9% - (continued)
$ 1,825,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(2)	$1,901,944
3,385,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(2)	3,817,642
2,468,000	7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(2)	2,911,345
2,300,000	CrossCountry Intermediate HoldCo LLC 6.50%, 10/01/2030(1)	2,321,216
4,415,000	Equitable America Global Funding 4.70%, 09/15/2032(1)	4,405,233
	Freedom Mortgage Holdings LLC
1,100,000	7.88%, 04/01/2033(1)	1,129,923
1,050,000	9.25%, 02/01/2029(1)	1,102,500
705,000	Rfna LP 7.88%, 02/15/2030(1)	702,015
	Synchrony Financial
1,815,000	2.88%, 10/28/2031	1,611,471
3,220,000	5.45%, 03/06/2031, (5.45% fixed rate until 03/06/2030; 6 mo. USD SOFR + 1.68% thereafter)(2)	3,275,465
3,920,000	6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(2)	4,008,064
		40,766,126
	Electric - 4.7%
2,000,000	AES Andes SA 6.25%, 03/14/2032(1)	2,085,864
	Alabama Power Co.
2,440,000	3.45%, 10/01/2049	1,788,890
310,000	4.15%, 08/15/2044	265,837
465,000	5.10%, 04/02/2035	475,441
2,260,000	Arizona Public Service Co. 5.70%, 08/15/2034	2,376,443
2,315,000	Baltimore Gas & Electric Co. 5.45%, 06/01/2035	2,411,178
	Clearway Energy Operating LLC
1,225,000	3.75%, 02/15/2031(1)	1,134,397
495,000	4.75%, 03/15/2028(1)	492,229
1,595,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	1,498,746
	Consolidated Edison Co. of New York, Inc.
2,045,000	3.20%, 12/01/2051	1,400,328
2,415,000	5.50%, 03/15/2055	2,410,377
375,000	5.70%, 05/15/2054	384,855
	Dominion Energy, Inc.
3,555,000	5.00%, 06/15/2030	3,646,771
11,270,000	6.00%, 02/15/2056, (6.00% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.26% thereafter)(2)	11,417,209
1,575,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,397,972
	Duke Energy Corp.
2,580,000	2.55%, 06/15/2031	2,338,238
2,000,000	2.65%, 09/01/2026	1,975,905
815,000	3.30%, 06/15/2041	631,898
1,095,000	3.75%, 09/01/2046	844,214
365,000	4.50%, 08/15/2032(6)	363,291
5,960,000	4.95%, 09/15/2035	5,926,099
2,490,000	5.00%, 08/15/2052	2,248,999
2,000,000	5.45%, 06/15/2034	2,085,174
2,250,000	Duke Energy Florida LLC 1.75%, 06/15/2030	2,023,112
	Duke Energy Indiana LLC
525,000	2.75%, 04/01/2050	333,530
1,215,000	3.25%, 10/01/2049	855,836
The accompanying notes are an integral part of these financial statements.

134

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Electric - 4.7% - (continued)
$ 1,095,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	$1,100,573
	Duke Energy Progress LLC
1,035,000	4.38%, 03/30/2044	905,325
1,765,000	5.05%, 03/15/2035	1,799,914
1,405,000	5.55%, 03/15/2055	1,417,069
	Edison International
1,447,000	5.25%, 03/15/2032(6)	1,432,061
3,140,000	6.25%, 03/15/2030	3,260,878
	Eversource Energy
3,235,000	4.45%, 12/15/2030	3,223,802
4,180,000	5.13%, 05/15/2033	4,243,340
2,999,000	5.50%, 01/01/2034	3,106,740
	Georgia Power Co.
410,000	4.30%, 03/15/2042	363,393
2,425,000	4.55%, 03/15/2030	2,467,205
465,000	4.70%, 05/15/2032	471,401
6,405,000	4.85%, 03/15/2031	6,572,897
3,005,000	5.20%, 03/15/2035	3,096,573
390,000	5.25%, 03/15/2034	402,560
3,350,000	Interstate Power & Light Co. 5.60%, 06/29/2035	3,493,802
700,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035	709,914
524,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	556,997
	NSTAR Electric Co.
1,195,000	5.20%, 03/01/2035	1,222,351
1,390,000	5.40%, 06/01/2034	1,445,035
680,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	709,763
2,115,000	Oncor Electric Delivery Co. LLC 5.35%, 04/01/2035(1)	2,194,119
	Pacific Gas & Electric Co.
4,640,000	2.50%, 02/01/2031	4,153,055
1,067,000	3.30%, 08/01/2040	810,279
585,000	3.50%, 08/01/2050	399,754
2,530,000	4.55%, 07/01/2030	2,513,930
860,000	4.75%, 02/15/2044	734,224
522,000	4.95%, 07/01/2050	449,307
1,995,000	5.05%, 10/15/2032	1,998,503
5,555,000	5.80%, 05/15/2034	5,756,984
1,000,000	5.90%, 06/15/2032	1,046,423
3,396,000	5.90%, 10/01/2054	3,306,134
4,905,000	6.10%, 01/15/2029	5,116,686
2,129,000	6.15%, 01/15/2033	2,259,738
634,000	6.15%, 03/01/2055	638,296
950,000	6.70%, 04/01/2053	1,018,006
4,541,000	6.75%, 01/15/2053	4,904,819
3,216,000	6.95%, 03/15/2034	3,568,927
	Pinnacle West Capital Corp.
2,818,000	4.90%, 05/15/2028	2,861,314
2,483,000	5.15%, 05/15/2030	2,558,707
3,190,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	3,228,597
	Public Service Enterprise Group, Inc.
4,070,000	4.90%, 03/15/2030	4,154,176
680,000	5.45%, 04/01/2034	706,194
895,000	6.13%, 10/15/2033	966,034
	Puget Energy, Inc.
2,112,000	4.22%, 03/15/2032	2,027,117
8,745,000	5.73%, 03/15/2035	8,994,538
2,985,000	San Diego Gas & Electric Co. 5.40%, 04/15/2035	3,091,248
	Southern California Edison Co.
785,000	3.65%, 02/01/2050	553,668
246,000	3.90%, 03/15/2043	192,420
1,877,000	4.00%, 04/01/2047	1,432,050
2,730,000	4.13%, 03/01/2048	2,110,410
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Electric - 4.7% - (continued)
$ 770,000	4.65%, 10/01/2043	$661,041
567,000	5.20%, 06/01/2034	567,461
1,765,000	5.45%, 03/01/2035	1,789,222
2,277,000	5.45%, 06/01/2052	2,095,917
1,682,000	5.70%, 03/01/2053	1,595,613
2,813,000	5.88%, 12/01/2053	2,738,014
1,409,000	5.90%, 03/01/2055	1,386,441
4,425,000	5.95%, 11/01/2032	4,669,011
850,000	6.00%, 01/15/2034	891,430
880,000	Southern Co. 4.85%, 03/15/2035	871,309
1,250,000	Southern Power Co. 4.90%, 10/01/2035	1,236,721
2,480,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	2,546,427
370,000	Union Electric Co. 4.00%, 04/01/2048	297,395
	Virginia Electric & Power Co.
660,000	2.45%, 12/15/2050	386,842
210,000	4.20%, 05/15/2045	176,842
2,265,000	4.90%, 09/15/2035	2,258,168
2,380,000	5.00%, 04/01/2033	2,427,670
2,675,000	5.00%, 01/15/2034	2,706,657
1,165,000	5.05%, 08/15/2034	1,182,175
2,175,000	5.15%, 03/15/2035	2,218,598
830,000	5.35%, 01/15/2054	800,193
833,000	5.65%, 03/15/2055	838,481
2,010,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	2,078,063
	Xcel Energy, Inc.
1,475,000	4.60%, 06/01/2032	1,464,752
2,785,000	4.75%, 03/21/2028	2,821,192
1,775,000	5.60%, 04/15/2035	1,841,572
2,175,000	XPLR Infrastructure Operating Partners LP 7.25%, 01/15/2029(1)(6)	2,237,351
		213,344,641
	Electronics - 0.0%
480,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	473,139
	Engineering & Construction - 0.1%
2,405,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	2,402,068
	International Airport Finance SA
3,166,885	12.00%, 03/15/2033(1)	3,378,930
551,143	12.00%, 03/15/2033(5)	588,046
		6,369,044
	Entertainment - 0.3%
2,200,000	Cinemark USA, Inc. 7.00%, 08/01/2032(1)	2,279,895
390,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	381,304
1,250,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(6)	1,164,089
	WMG Acquisition Corp.
1,135,000	3.00%, 02/15/2031(1)(6)	1,061,790
1,690,000	3.75%, 12/01/2029(1)	1,616,710
6,310,000	3.88%, 07/15/2030(1)	6,018,874
		12,522,662
	Environmental Control - 0.1%
3,561,000	Clean Harbors, Inc. 6.38%, 02/01/2031(1)	3,648,309
	Food - 1.0%
GBP 1,350,000	Bellis Acquisition Co. PLC 8.13%, 05/14/2030(5)	1,713,675
$ 200,000	Froneri Lux FinCo SARL 6.00%, 08/01/2032(1)	201,755
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
1,040,000	5.75%, 04/01/2033	1,083,402
1,395,000	6.75%, 03/15/2034	1,539,038
1,140,000	7.25%, 11/15/2053	1,291,487
The accompanying notes are an integral part of these financial statements.

135

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Food - 1.0% - (continued)
	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
$ 4,175,000	5.50%, 01/15/2036(1)	$4,230,611
7,050,000	6.38%, 04/15/2066(1)	7,212,291
	Mars, Inc.
1,430,000	4.60%, 03/01/2028(1)	1,446,838
7,215,000	5.00%, 03/01/2032(1)	7,414,310
3,160,000	5.20%, 03/01/2035(1)	3,243,400
9,885,000	5.65%, 05/01/2045(1)	10,074,689
1,120,000	5.80%, 05/01/2065(1)	1,151,946
2,345,000	Pilgrim's Pride Corp. 4.25%, 04/15/2031	2,269,703
4,073,000	Sysco Corp. 5.10%, 09/23/2030	4,198,804
		47,071,949
	Gas - 0.5%
1,719,000	Boston Gas Co. 3.76%, 03/16/2032(1)	1,632,840
385,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	407,522
4,785,000	MPLX LP 5.50%, 06/01/2034	4,876,751
	NiSource, Inc.
345,000	3.49%, 05/15/2027	341,931
4,130,000	5.35%, 07/15/2035(6)	4,213,175
1,410,000	5.40%, 06/30/2033	1,461,462
	Southern California Gas Co.
1,105,000	5.60%, 04/01/2054	1,113,915
4,185,000	6.00%, 06/15/2055	4,389,435
3,850,000	Southern Co. Gas Capital Corp. 5.10%, 09/15/2035	3,872,490
		22,309,521
	Healthcare - Products - 0.4%
805,000	Alcon Finance Corp. 5.75%, 12/06/2052(1)	827,925
	Avantor Funding, Inc.
3,095,000	3.88%, 11/01/2029(1)	2,939,519
1,580,000	4.63%, 07/15/2028(1)	1,554,613
5,475,000	GE HealthCare Technologies, Inc. 5.50%, 06/15/2035	5,674,058
7,855,000	Thermo Fisher Scientific, Inc. 4.47%, 10/07/2032	7,851,335
		18,847,450
	Healthcare - Services - 0.7%
	Acadia Healthcare Co., Inc.
575,000	5.00%, 04/15/2029(1)	562,659
1,075,000	7.38%, 03/15/2033(1)(6)	1,111,296
	Centene Corp.
3,740,000	2.50%, 03/01/2031	3,218,570
2,890,000	2.63%, 08/01/2031	2,479,331
	CHS/Community Health Systems, Inc.
650,000	4.75%, 02/15/2031(1)	580,256
675,000	6.88%, 04/15/2029(1)	611,975
525,000	10.88%, 01/15/2032(1)	565,966
3,550,000	Cigna Group 4.88%, 09/15/2032	3,582,157
	Humana, Inc.
3,220,000	5.38%, 04/15/2031	3,325,801
3,445,000	5.55%, 05/01/2035	3,522,739
2,100,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	2,242,329
	UnitedHealth Group, Inc.
2,080,000	2.75%, 05/15/2040	1,556,016
590,000	3.50%, 08/15/2039	493,263
865,000	3.70%, 08/15/2049	651,536
385,000	4.95%, 05/15/2062	340,357
380,000	5.30%, 02/15/2030	395,825
1,150,000	5.30%, 06/15/2035	1,190,371
2,020,000	5.38%, 04/15/2054	1,943,499
1,610,000	5.75%, 07/15/2064	1,607,819
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Healthcare - Services - 0.7% - (continued)
$ 400,000	5.88%, 02/15/2053	$410,756
865,000	6.05%, 02/15/2063	906,453
		31,298,974
	Household Products - 0.1%
1,830,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.60%, 01/15/2031(1)	1,836,160
2,910,000	Kenvue, Inc. 4.85%, 05/22/2032	2,948,142
		4,784,302
	Insurance - 0.6%
7,395,000	Arthur J. Gallagher & Co. 5.15%, 02/15/2035	7,466,683
	Athene Global Funding
3,495,000	2.65%, 10/04/2031(1)	3,101,356
380,000	2.72%, 01/07/2029(1)	359,157
4,310,000	4.72%, 10/08/2029(1)	4,326,629
	Equitable Financial Life Global Funding
905,000	1.80%, 03/08/2028(1)	856,490
1,645,000	5.00%, 03/27/2030(1)	1,681,656
533,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	534,524
3,340,000	GA Global Funding Trust 4.50%, 09/18/2030(1)	3,294,675
	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
1,100,000	7.25%, 02/15/2031(1)	1,133,752
1,100,000	8.13%, 02/15/2032(1)	1,135,319
2,705,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	2,729,444
		26,619,685
	Internet - 0.6%
5,468,000	Alphabet, Inc. 5.30%, 05/15/2065	5,372,787
	Meta Platforms, Inc.
2,465,000	4.60%, 11/15/2032	2,477,391
770,000	5.40%, 08/15/2054(6)	741,467
5,470,000	5.50%, 11/15/2045	5,422,693
2,615,000	5.55%, 08/15/2064	2,532,081
6,280,000	Uber Technologies, Inc. 4.80%, 09/15/2035	6,232,495
EUR 975,000	United Group BV 6.50%, 10/31/2031(1)	1,143,128
$ 2,250,000	Wayfair LLC 7.25%, 10/31/2029(1)	2,326,658
		26,248,700
	Investment Company Security - 0.4%
	Ares Strategic Income Fund
3,945,000	5.15%, 01/15/2031(1)	3,868,644
3,115,000	5.80%, 09/09/2030(1)	3,141,633
6,955,000	Blackstone Secured Lending Fund 5.13%, 01/31/2031(6)	6,854,083
2,530,000	HPS Corporate Lending Fund 5.85%, 06/05/2030(1)	2,554,693
		16,419,053
	IT Services - 0.4%
3,991,000	Gartner, Inc. 4.50%, 07/01/2028(1)	3,958,182
	Hewlett Packard Enterprise Co.
920,000	5.00%, 10/15/2034	910,295
4,240,000	5.60%, 10/15/2054	4,007,621
2,541,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	2,600,617
3,460,000	International Business Machines Corp. 4.80%, 02/10/2030	3,541,939
1,850,000	McAfee Corp. 7.38%, 02/15/2030(1)(6)	1,693,565
		16,712,219
The accompanying notes are an integral part of these financial statements.

136

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Leisure Time - 0.0%
$ 1,100,000	NCL Corp. Ltd. 6.25%, 03/01/2030(1)	$1,117,427
	Lodging - 0.1%
	Las Vegas Sands Corp.
1,865,000	5.63%, 06/15/2028	1,907,022
2,975,000	6.00%, 06/14/2030	3,110,228
		5,017,250
	Machinery-Diversified - 0.1%
2,780,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	2,841,508
	Media - 0.8%
3,050,000	CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(1)	2,760,612
	Charter Communications Operating LLC/Charter Communications Operating Capital
2,025,000	3.70%, 04/01/2051	1,323,656
2,210,000	5.25%, 04/01/2053(6)	1,799,218
1,905,000	5.85%, 12/01/2035(6)	1,899,851
4,590,000	6.38%, 10/23/2035	4,754,561
627,000	6.48%, 10/23/2045	605,714
670,000	6.55%, 06/01/2034	705,120
790,000	6.83%, 10/23/2055	785,611
	Comcast Corp.
2,995,000	2.89%, 11/01/2051	1,814,964
1,901,000	2.94%, 11/01/2056	1,101,514
295,000	3.20%, 07/15/2036	249,514
	Cox Communications, Inc.
2,070,000	2.60%, 06/15/2031(1)	1,844,305
1,415,000	5.45%, 09/01/2034(1)	1,399,514
2,585,000	5.95%, 09/01/2054(1)	2,355,475
1,125,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(1)	1,120,369
	Paramount Global
105,000	4.20%, 05/19/2032	97,129
2,450,000	4.38%, 03/15/2043	1,855,456
1,165,000	4.95%, 01/15/2031	1,142,378
2,025,000	5.25%, 04/01/2044	1,660,188
1,525,000	5.85%, 09/01/2043	1,370,386
2,525,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)(6)	2,283,045
1,560,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,809,115
	Time Warner Cable LLC
2,482,000	4.50%, 09/15/2042	1,962,607
195,000	5.88%, 11/15/2040	182,382
		36,882,684
	Mining - 0.5%
3,710,000	Anglo American Capital PLC 4.50%, 03/15/2028(1)	3,724,326
	Glencore Funding LLC
2,685,000	5.37%, 04/04/2029(1)	2,768,453
1,130,000	5.63%, 04/04/2034(1)	1,178,386
3,265,000	6.38%, 10/06/2030(1)	3,521,430
1,425,000	6.50%, 10/06/2033(1)	1,573,983
	Kaiser Aluminum Corp.
1,165,000	4.50%, 06/01/2031(1)	1,111,610
1,250,000	5.88%, 03/01/2034(1)	1,245,430
1,965,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	2,157,864
	Rio Tinto Finance USA PLC
1,015,000	5.00%, 03/14/2032	1,046,628
2,025,000	5.88%, 03/14/2065	2,119,345
		20,447,455
	Miscellaneous Manufacturing - 0.1%
4,370,000	Siemens Funding BV 4.60%, 05/28/2030(1)	4,448,233
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Oil & Gas - 1.5%
	Aker BP ASA
$ 3,573,000	4.00%, 01/15/2031(1)	$3,447,258
960,000	5.25%, 10/30/2035(1)	944,020
4,250,000	5.80%, 10/01/2054(1)	3,935,230
2,345,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	2,356,739
	ConocoPhillips Co.
2,978,000	3.80%, 03/15/2052	2,248,488
427,000	4.03%, 03/15/2062	317,157
675,000	5.30%, 05/15/2053	639,718
300,000	5.55%, 03/15/2054	295,485
1,935,000	5.65%, 01/15/2065	1,905,351
2,275,000	5.70%, 09/15/2063	2,249,910
	Coterra Energy, Inc.
2,523,000	5.40%, 02/15/2035	2,541,224
3,242,000	5.60%, 03/15/2034	3,319,840
	Diamondback Energy, Inc.
715,000	5.55%, 04/01/2035	733,586
575,000	5.75%, 04/18/2054	554,103
981,000	5.90%, 04/18/2064	939,929
635,000	6.25%, 03/15/2053	650,166
	Ecopetrol SA
4,365,000	7.75%, 02/01/2032	4,510,420
2,350,000	8.38%, 01/19/2036	2,435,319
	Energean Israel Finance Ltd.
4,610,000	5.88%, 03/30/2031(5)	4,449,973
1,905,000	8.50%, 09/30/2033(5)	2,032,902
3,890,000	Eni SpA 5.50%, 05/15/2034(1)	4,009,465
	EOG Resources, Inc.
1,695,000	5.00%, 07/15/2032	1,731,376
2,520,000	5.35%, 01/15/2036	2,594,326
840,000	5.65%, 12/01/2054	839,989
3,539,000	Hess Corp. 7.13%, 03/15/2033	4,117,336
3,025,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(5)	3,037,856
2,175,000	Matador Resources Co. 6.50%, 04/15/2032(1)	2,195,043
1,495,000	SM Energy Co. 6.75%, 08/01/2029(1)	1,491,877
	TotalEnergies Capital SA
1,755,000	5.43%, 09/10/2064	1,681,616
2,635,000	5.64%, 04/05/2064	2,619,810
2,137,500	Transocean International Ltd. 8.75%, 02/15/2030(1)	2,242,941
		67,068,453
	Packaging & Containers - 0.1%
	Clydesdale Acquisition Holdings, Inc.
1,100,000	6.63%, 04/15/2029(1)	1,104,394
1,100,000	8.75%, 04/15/2030(1)	1,102,250
1,150,000	Mauser Packaging Solutions Holding Co. 9.25%, 04/15/2027(1)	1,135,522
590,000	TriMas Corp. 4.13%, 04/15/2029(1)	570,493
		3,912,659
	Pharmaceuticals - 0.7%
	Cardinal Health, Inc.
6,385,000	4.50%, 09/15/2030	6,419,398
5,190,000	5.00%, 11/15/2029	5,332,254
5,975,000	Cencora, Inc. 4.85%, 12/15/2029	6,106,346
	CVS Health Corp.
1,445,000	1.75%, 08/21/2030	1,276,826
559,000	1.88%, 02/28/2031	487,925
1,296,000	2.13%, 09/15/2031	1,129,565
2,385,000	5.45%, 09/15/2035	2,435,313
2,235,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(2)	2,322,675
The accompanying notes are an integral part of these financial statements.

137

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Pharmaceuticals - 0.7% - (continued)
$ 1,600,000	Teva Pharmaceutical Finance Netherlands III BV 6.00%, 12/01/2032	$1,669,781
3,080,000	Viatris, Inc. 3.85%, 06/22/2040	2,346,372
		29,526,455
	Pipelines - 1.6%
	Buckeye Partners LP
600,000	5.85%, 11/15/2043	562,966
1,337,000	6.75%, 02/01/2030(1)	1,395,402
4,570,000	Cheniere Energy Partners LP 5.55%, 10/30/2035(1)	4,676,728
	Columbia Pipelines Holding Co. LLC
1,148,000	5.10%, 10/01/2031(1)	1,168,397
1,935,000	5.68%, 01/15/2034(1)	1,998,109
915,000	Columbia Pipelines Operating Co. LLC 6.04%, 11/15/2033(1)	976,153
2,645,000	DT Midstream, Inc. 5.80%, 12/15/2034(1)	2,732,335
	Enbridge, Inc.
135,000	5.70%, 03/08/2033	142,195
1,825,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(2)	1,949,147
	Enterprise Products Operating LLC
895,000	3.30%, 02/15/2053	612,602
2,070,000	4.60%, 01/15/2031	2,095,576
580,000	5.20%, 01/15/2036	590,652
1,690,000	5.55%, 02/16/2055	1,669,778
3,062,653	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	2,615,037
	Hess Midstream Operations LP
6,273,000	4.25%, 02/15/2030(1)	6,109,794
2,680,000	6.50%, 06/01/2029(1)	2,777,024
	MPLX LP
3,050,000	4.80%, 02/15/2031	3,075,774
4,495,000	5.00%, 01/15/2033	4,495,679
1,540,000	5.40%, 09/15/2035	1,546,362
2,200,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	2,241,941
	ONEOK, Inc.
3,335,000	4.75%, 10/15/2031	3,335,175
4,470,000	5.05%, 11/01/2034	4,406,327
3,500,000	5.40%, 10/15/2035	3,512,897
1,510,000	6.05%, 09/01/2033	1,599,963
1,200,000	6.10%, 11/15/2032	1,283,821
330,000	6.63%, 09/01/2053	347,262
135,000	7.15%, 01/15/2051	149,604
1,075,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	1,125,140
	Targa Resources Corp.
1,110,000	4.90%, 09/15/2030	1,125,502
3,750,000	5.55%, 08/15/2035	3,829,449
2,080,000	5.65%, 02/15/2036	2,132,971
615,000	6.13%, 03/15/2033	655,468
455,000	6.50%, 03/30/2034	496,673
2,290,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	2,167,979
2,025,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(1)	2,226,891
	Whistler Pipeline LLC
1,380,000	5.70%, 09/30/2031(1)	1,427,437
1,295,000	5.95%, 09/30/2034(1)	1,329,775
		74,583,985
	Real Estate Investment Trusts - 0.3%
	Crown Castle, Inc.
630,000	2.10%, 04/01/2031	552,379
5,185,000	2.25%, 01/15/2031	4,619,702
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Real Estate Investment Trusts - 0.3% - (continued)
$ 3,280,000	3.10%, 11/15/2029	$3,119,706
	Hudson Pacific Properties LP
1,201,000	4.65%, 04/01/2029(6)	1,105,719
1,200,000	5.95%, 02/15/2028	1,173,106
	Prologis Targeted U.S. Logistics Fund LP
1,340,000	4.25%, 01/15/2031(1)	1,330,338
3,890,000	4.75%, 01/15/2036(1)	3,808,143
		15,709,093
	Retail - 0.2%
	AutoZone, Inc.
865,000	4.75%, 02/01/2033	866,245
610,000	5.40%, 07/15/2034	630,477
860,000	6.55%, 11/01/2033	959,871
EUR 1,525,000	Bertrand Franchise Finance SAS 5.75%, 07/18/2030, 3 mo. EURIBOR + 3.75%(2)(5)	1,703,127
GBP 1,600,000	CD&R Firefly Bidco PLC 8.63%, 04/30/2029(5)	2,196,815
$ 893,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	880,772
1,600,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	1,609,888
580,000	Staples, Inc. 10.75%, 09/01/2029(1)	562,066
		9,409,261
	Semiconductors - 1.2%
3,600,000	Applied Materials, Inc. 4.60%, 01/15/2036	3,560,560
	Broadcom, Inc.
2,310,000	4.15%, 02/15/2028	2,316,731
3,155,000	4.20%, 10/15/2030	3,149,065
1,750,000	5.05%, 07/12/2029	1,801,998
5,045,000	5.20%, 07/15/2035	5,196,784
	Foundry JV Holdco LLC
990,000	5.50%, 01/25/2031(1)	1,026,747
2,165,000	5.90%, 01/25/2033(1)	2,278,892
9,490,000	6.15%, 01/25/2032(1)	10,117,657
	Intel Corp.
450,000	3.10%, 02/15/2060	262,887
3,036,000	3.25%, 11/15/2049	2,022,921
6,330,000	3.73%, 12/08/2047	4,653,117
1,690,000	4.10%, 05/11/2047	1,306,825
1,040,000	4.15%, 08/05/2032	1,004,529
505,000	4.75%, 03/25/2050	427,406
2,085,000	5.20%, 02/10/2033(6)	2,123,442
	Marvell Technology, Inc.
1,500,000	2.45%, 04/15/2028	1,439,699
2,695,000	2.95%, 04/15/2031	2,493,435
3,335,000	Micron Technology, Inc. 5.65%, 11/01/2032	3,500,759
40,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.15%, 05/01/2027	39,398
4,035,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	3,720,701
3,160,000	QUALCOMM, Inc. 4.75%, 05/20/2032	3,225,939
		55,669,492
	Software - 0.6%
3,294,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	3,228,276
2,876,000	MSCI, Inc. 3.63%, 11/01/2031(1)	2,700,419
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	427,666
4,655,000	3.88%, 12/01/2029(1)	4,405,341
	Oracle Corp.
1,450,000	2.88%, 03/25/2031	1,321,734
3,365,000	3.85%, 04/01/2060	2,224,254
1,315,000	3.95%, 03/25/2051	937,524
40,000	4.00%, 07/15/2046	29,979
397,000	4.10%, 03/25/2061	273,534
8,995,000	4.80%, 09/26/2032	8,902,391
The accompanying notes are an integral part of these financial statements.

138

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.9% - (continued)
	Software - 0.6% - (continued)
$ 925,000	5.50%, 09/27/2064	$806,532
554,000	Rocket Software, Inc. 6.50%, 02/15/2029(1)	538,199
		25,795,849
	Telecommunications - 0.8%
1,250,000	Altice France SA 6.50%, 03/15/2032(1)	1,196,816
2,150,000	EchoStar Corp. 6.75%, 11/30/2030(8)	2,218,606
EUR 1,900,000	Iliad Holding SAS 6.88%, 04/15/2031(5)	2,345,777
$ 1,100,000	Level 3 Financing, Inc. 7.00%, 03/31/2034(1)	1,130,143
	NTT Finance Corp.
3,395,000	4.88%, 07/16/2030(1)	3,459,236
12,350,000	5.17%, 07/16/2032(1)	12,690,142
	T-Mobile USA, Inc.
3,510,000	2.55%, 02/15/2031	3,192,360
3,045,000	3.50%, 04/15/2031	2,895,383
1,940,000	3.88%, 04/15/2030	1,900,229
915,000	4.70%, 01/15/2035	897,345
630,000	5.05%, 07/15/2033	640,591
1,075,000	5.13%, 05/15/2032	1,105,109
555,000	5.75%, 01/15/2034	586,819
1,135,000	WULF Compute LLC 7.75%, 10/15/2030(1)	1,179,123
		35,437,679
	Transportation - 0.2%
7,370,000	CSX Corp. 5.05%, 06/15/2035	7,495,911
	Total Corporate Bonds (cost $1,163,403,124)	$1,174,061,263
FOREIGN GOVERNMENT OBLIGATIONS - 2.1%
	Bermuda - 0.1%
	Bermuda Government International Bonds
980,000	2.38%, 08/20/2030(1)	$886,410
2,610,000	5.00%, 07/15/2032(1)	2,654,370
		3,540,780
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 1,810,000	1.38%, 09/23/2050(5)	1,223,609
2,585,000	4.88%, 05/13/2036(5)	3,315,213
		4,538,822
	Hungary - 0.1%
4,320,000	Hungary Government International Bonds 1.63%, 04/28/2032(5)	4,456,108
	Indonesia - 0.2%
	Indonesia Government International Bonds
5,720,000	1.10%, 03/12/2033	5,547,067
$ 5,085,000	4.90%, 04/16/2036	5,107,694
		10,654,761
	Israel - 0.2%
	Israel Government International Bonds
2,910,000	2.75%, 07/03/2030	2,709,310
3,430,000	5.38%, 02/19/2030	3,554,141
1,045,000	State of Israel 3.80%, 05/13/2060(5)	716,766
		6,980,217
	Ivory Coast - 0.1%
EUR 2,850,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(5)	3,176,605
	Mexico - 0.6%
	Mexico Government International Bonds
$ 940,000	3.50%, 02/12/2034	815,215
8,010,000	5.38%, 03/22/2033	8,003,592
1,075,000	6.35%, 02/09/2035	1,136,383
7,615,000	6.63%, 01/29/2038	8,041,440
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.1% - (continued)
	Mexico - 0.6% - (continued)
$ 5,845,000	6.88%, 05/13/2037	$6,331,596
4,320,000	7.38%, 05/13/2055	4,846,360
		29,174,586
	North Macedonia - 0.1%
EUR 3,615,000	North Macedonia Government International Bonds 3.68%, 06/03/2026(1)	4,170,580
	Panama - 0.0%
$ 900,000	Panama Government International Bonds 2.25%, 09/29/2032	738,090
	Philippines - 0.1%
	Philippines Government International Bonds
EUR 4,820,000	1.20%, 04/28/2033	4,735,592
1,120,000	1.75%, 04/28/2041	948,348
		5,683,940
	Romania - 0.5%
	Romania Government International Bonds
5,115,000	2.63%, 12/02/2040(1)	3,897,657
1,310,000	2.63%, 12/02/2040(5)	998,227
11,590,000	2.75%, 04/14/2041(5)	8,869,056
1,365,000	2.88%, 04/13/2042(5)(6)	1,042,381
$ 4,084,000	5.75%, 03/24/2035(1)	3,994,588
2,550,000	6.38%, 01/30/2034(1)	2,619,801
1,106,000	7.50%, 02/10/2037(1)	1,212,056
		22,633,766
	Total Foreign Government Obligations (cost $98,949,187)	$95,748,255
MUNICIPAL BONDS - 0.5%
	Development - 0.1%
3,840,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$3,787,204
	General - 0.2%
5,895,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	5,765,910
5,345,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	5,686,630
		11,452,540
	School District - 0.1%
	Chicago Board of Education, IL, GO
1,145,000	6.14%, 12/01/2039	1,083,856
2,965,000	6.32%, 11/01/2029	2,929,643
		4,013,499
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
2,530,000	5.00%, 11/15/2050	2,572,602
460,000	5.18%, 11/15/2049	430,472
		3,003,074
	Total Municipal Bonds (cost $22,862,513)	$22,256,317
SENIOR FLOATING RATE INTERESTS - 0.0%(9)
	Oil & Gas Services - 0.0%
352,263	PES Holdings LLC 3.00%, 12/31/2025, U.S. (Fed) Prime Rate + 3.00%(8)(10)	$1,761
	Total Senior Floating Rate Interests (cost $352,263)	$1,761
The accompanying notes are an integral part of these financial statements.

139

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0%
	Mortgage-Backed Agencies - 48.0%
	Federal Home Loan Mortgage Corp. - 8.8%
$ 24,185	0.00%, 11/15/2036(11)(12)	$20,468
28,598,845	0.15%, 10/25/2034(2)(3)	456,961
6,488,740	0.26%, 01/25/2027(2)(3)	18,841
19,050,443	0.28%, 05/25/2034(2)(3)	458,297
10,209,231	0.37%, 12/25/2033(2)(3)	281,634
10,007,914	0.48%, 01/25/2034(2)(3)	284,048
19,675,959	0.59%, 03/25/2027(2)(3)	123,913
4,972,531	0.61%, 10/25/2026(2)(3)	21,217
23,924,078	0.71%, 12/25/2030(2)(3)	733,546
11,299,998	0.73%, 06/25/2027(2)(3)	100,777
5,638,338	0.87%, 11/25/2030(2)(3)	203,746
2,542,617	1.00%, 02/25/2051	2,229,870
10,182,827	1.02%, 10/25/2030(2)(3)	409,449
11,244,471	1.11%, 01/25/2030(2)(3)	439,964
16,852,967	1.11%, 06/25/2030(2)(3)	731,908
13,680,830	1.22%, 10/25/2054, 30 day USD SOFR Average + 5.40%(2)(3)	628,746
12,199,731	1.43%, 05/25/2030(2)(3)	657,901
892,141	1.50%, 10/01/2051	689,252
2,344,667	1.50%, 11/01/2051	1,811,449
7,616,385	1.56%, 05/25/2030(2)(3)	453,227
12,385,327	1.57%, 05/25/2055, 30 day USD SOFR Average + 5.75%(2)(3)	881,067
502,662	1.75%, 10/15/2042	441,657
812,298	2.00%, 06/01/2036	752,660
405,006	2.00%, 12/01/2040	349,330
2,515,070	2.00%, 05/01/2041	2,192,291
2,831,116	2.00%, 12/01/2041	2,464,464
10,106,733	2.00%, 02/15/2042(3)	957,747
729,120	2.00%, 07/25/2050	641,884
2,445,307	2.00%, 10/01/2050	2,002,631
2,104,292	2.00%, 02/01/2051	1,730,213
11,299,237	2.00%, 03/01/2051	9,250,053
6,068,767	2.00%, 04/01/2051	4,960,168
2,309,007	2.00%, 05/01/2051	1,905,609
960,667	2.00%, 08/01/2051	785,937
976,641	2.00%, 11/01/2051	802,776
3,783,485	2.00%, 04/01/2052	3,116,295
5,658,986	2.00%, 06/15/2052(3)	746,079
105,448	2.50%, 03/15/2028(3)	2,219
81,481	2.50%, 05/15/2028(3)	1,912
8,408,715	2.50%, 02/15/2042(3)	995,231
1,249,758	2.50%, 05/01/2050	1,082,784
1,471,064	2.50%, 06/01/2050	1,263,128
4,415,502	2.50%, 06/25/2050(3)	702,819
9,235,280	2.50%, 07/01/2050	7,956,069
2,565,708	2.50%, 09/01/2050	2,205,152
470,919	2.50%, 10/01/2050	409,787
2,810,567	2.50%, 11/01/2050	2,410,626
4,684,628	2.50%, 01/25/2051(3)	690,094
855,456	2.50%, 02/01/2051	743,880
2,187,580	2.50%, 03/01/2051	1,863,630
1,035,835	2.50%, 05/01/2051	888,197
1,305,408	2.50%, 07/01/2051	1,116,685
862,221	2.50%, 08/01/2051	739,676
1,565,651	2.50%, 10/01/2051	1,340,790
9,055,402	2.50%, 03/15/2052(3)	1,405,246
2,551,496	2.50%, 03/25/2052	2,303,257
5,361,030	2.50%, 04/01/2052	4,570,870
6,026,055	2.50%, 08/25/2052(3)	937,581
1,121,278	2.75%, 12/15/2041	1,069,470
121,078	3.00%, 03/15/2028(3)	2,799
148,605	3.00%, 08/01/2029	146,328
2,084,517	3.00%, 10/01/2032	2,031,626
183,300	3.00%, 03/15/2033(3)	12,509
865,250	3.00%, 04/01/2033	844,064
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Federal Home Loan Mortgage Corp. - 8.8% - (continued)
$ 1,141,823	3.00%, 11/01/2036	$1,086,891
1,130,633	3.00%, 01/01/2037	1,076,097
2,873,563	3.00%, 11/01/2046	2,622,830
6,096,763	3.00%, 12/01/2046	5,564,666
5,314,289	3.00%, 12/25/2049(3)	901,316
2,952,078	3.00%, 10/01/2051	2,656,766
1,125,164	3.00%, 01/01/2052	1,013,969
1,483,949	3.00%, 05/01/2052	1,331,358
995,000	3.12%, 10/25/2031(2)	943,894
287,681	3.25%, 11/15/2041	271,282
13,849	3.50%, 09/15/2026(3)	146
75	3.50%, 03/15/2027(3)	0 (13)
2,710,450	3.50%, 01/15/2033(3)	214,430
478,632	3.50%, 08/01/2034	467,881
131,760	3.50%, 03/15/2041(3)	1,633
1,346,763	3.50%, 01/15/2043(3)	208,512
2,021,313	3.50%, 05/15/2043	1,918,242
3,584,072	3.50%, 08/15/2045	3,424,205
712,447	3.50%, 10/15/2045	676,831
159,738	3.50%, 06/01/2046	151,317
1,482,478	3.50%, 12/15/2046	1,390,345
1,005,183	3.50%, 10/01/2047	943,147
517,610	3.50%, 12/01/2047	486,056
1,486,891	3.50%, 01/01/2048	1,393,293
959,970	3.50%, 03/01/2048	905,331
80,741	3.50%, 04/01/2048	75,899
368,423	3.50%, 05/01/2048	344,428
752,610	3.50%, 12/01/2048	704,885
411	4.00%, 08/15/2026(3)	1
12,737	4.00%, 07/15/2027(3)	173
16,699	4.00%, 03/15/2028(3)	85
13,336	4.00%, 06/15/2028(3)	125
192,128	4.00%, 07/15/2030(3)	9,946
1,178,252	4.00%, 05/25/2040(3)	176,304
1,689,358	4.00%, 09/15/2041	1,643,735
548,923	4.00%, 05/01/2042	538,485
152,661	4.00%, 08/01/2042	149,599
196,293	4.00%, 09/01/2042	192,356
63,612	4.00%, 07/01/2044	61,446
3,362,665	4.00%, 03/25/2045(3)	552,704
175,993	4.00%, 02/01/2046	170,629
197,266	4.00%, 04/01/2047	192,472
610,219	4.00%, 11/01/2047	592,622
94,622	4.00%, 09/01/2048	91,620
3,449,111	4.00%, 04/01/2049	3,327,197
715,949	4.00%, 05/01/2049	693,967
2,612,663	4.00%, 07/01/2049	2,534,541
129,572	4.50%, 02/01/2039	130,796
967,741	4.50%, 05/01/2042	975,496
274,892	4.50%, 07/01/2042	276,643
173,579	4.50%, 09/01/2044	171,361
2,705,093	4.50%, 03/01/2053	2,650,797
504,126	4.75%, 07/15/2039	510,536
293,856	5.00%, 09/15/2033(3)	37,507
54,787	5.00%, 04/01/2038	56,342
150,094	5.00%, 08/01/2039	154,353
54,699	5.00%, 09/01/2039	55,928
148,188	5.00%, 01/01/2040	151,444
2,380,381	5.00%, 07/01/2040	2,404,583
48,555	5.00%, 08/01/2040	49,778
2,244	5.00%, 02/01/2041	2,307
65,619	5.00%, 07/01/2041	67,478
96,587	5.00%, 04/01/2044	99,323
2,642,664	5.00%, 03/15/2045(3)	533,652
48,852	5.00%, 03/01/2047	49,155
18,829	5.00%, 11/01/2047	19,124
The accompanying notes are an integral part of these financial statements.

140

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Federal Home Loan Mortgage Corp. - 8.8% - (continued)
$ 452,222	5.00%, 02/15/2048(3)	$88,038
1,901,687	5.00%, 08/01/2052	1,897,645
854,672	5.00%, 10/01/2052	854,059
2,675,137	5.00%, 10/25/2052	2,672,758
965,224	5.00%, 11/01/2052	962,919
1,452,042	5.00%, 04/01/2053	1,457,415
24,647,571	5.00%, 11/01/2054	24,531,930
10,494	5.50%, 08/15/2033	10,869
255,198	5.50%, 04/15/2036(3)	44,592
2,402	5.50%, 11/01/2037	2,504
4,492,820	5.50%, 12/01/2037	4,593,469
12,356	5.50%, 04/01/2038	12,841
11,748	5.50%, 06/01/2038	12,203
603,005	5.50%, 08/01/2038	628,562
32,578	5.50%, 05/01/2040	33,868
131,226	5.50%, 08/01/2040	136,387
148,444	5.50%, 06/01/2041	154,192
949,681	5.50%, 10/15/2046(3)	179,532
435,937	5.50%, 12/15/2046(3)	63,236
3,275,459	5.50%, 02/01/2053	3,328,054
942,735	5.50%, 08/01/2053	955,223
31,414	5.50%, 09/01/2053	31,812
848,944	5.50%, 10/01/2053	859,442
44,494	5.50%, 11/01/2053	45,087
14,262,872	5.50%, 12/01/2053	14,442,935
1,106,915	5.50%, 02/01/2054	1,120,348
243,130	5.50%, 03/01/2054	245,968
23,161,153	5.50%, 04/01/2054	23,420,177
15,709,121	5.50%, 08/01/2054	15,884,451
18,647,643	5.50%, 09/01/2054	18,852,306
35,591,374	5.50%, 12/01/2054	35,965,028
612	6.00%, 11/01/2032	627
33,088	6.00%, 11/01/2033	34,404
24,184	6.00%, 02/01/2034	25,130
38,038	6.00%, 07/01/2034	39,617
10,331	6.00%, 08/01/2034	10,873
17,415	6.00%, 09/01/2034	18,181
10,163	6.00%, 01/01/2035	10,594
9,319	6.00%, 03/01/2035	9,680
15,732	6.00%, 05/01/2038	16,333
77,843	6.00%, 06/01/2038	81,760
156,303	6.00%, 05/15/2039	165,686
2,057,924	6.00%, 11/01/2052	2,114,010
1,818,154	6.00%, 12/01/2052	1,880,063
858,449	6.00%, 03/01/2053	891,418
23,353,746	6.00%, 06/01/2054	23,935,480
7,757,455	6.00%, 08/01/2054	7,955,202
7,890,495	6.00%, 01/01/2055	8,077,870
841,167	6.03%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	849,318
108,966	6.50%, 07/15/2036	112,993
2,422,000	7.08%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	2,515,031
10,155,000	7.53%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	10,323,167
3,377,000	7.53%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	3,500,274
6,760,000	7.53%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	7,004,097
11,830,000	7.58%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	12,081,167
6,410,000	7.68%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	6,738,530
1,040,000	7.73%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,087,455
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Federal Home Loan Mortgage Corp. - 8.8% - (continued)
$ 6,474,000	7.83%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	$6,639,152
2,890,000	7.88%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,029,566
2,810,000	7.93%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	2,905,870
2,585,000	8.18%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	2,715,768
4,090,000	8.68%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	4,317,527
4,865,000	9.43%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	5,123,477
		400,270,934
	Federal National Mortgage Association - 11.3%
22,234	0.00%, 03/25/2036(11)(12)	19,866
431,048	0.00%, 06/25/2041(11)(12)	329,670
100,000	0.00%, 09/25/2041(11)(12)	76,013
7,233,142	0.30%, 01/25/2030(2)(3)	61,272
9,375,779	1.45%, 05/25/2029(2)(3)	320,771
1,703,650	1.50%, 09/01/2051	1,317,299
2,569,974	1.50%, 10/01/2051	1,987,412
1,738,275	1.50%, 11/01/2051	1,342,969
2,369,573	1.50%, 04/01/2052	1,830,709
495,590	1.57%, 05/25/2046(2)(3)	24,270
587,286	1.63%, 04/25/2055(2)(3)	26,504
8,411,680	1.66%, 03/25/2055, 30 day USD SOFR Average + 5.84%(2)(3)	463,982
753,342	1.75%, 12/25/2042	685,551
438,954	1.75%, 06/25/2055(2)(3)	21,543
6,788,460	1.77%, 10/25/2054, 30 day USD SOFR Average + 5.95%(2)(3)	360,136
496,145	1.84%, 08/25/2044(2)(3)	31,427
1,020,983	2.00%, 05/01/2036	939,714
2,276,366	2.00%, 08/01/2036	2,098,429
1,472,949	2.00%, 09/01/2036	1,369,279
996,144	2.00%, 12/01/2036	926,023
521,198	2.00%, 09/25/2039	469,836
1,676,993	2.00%, 09/01/2040	1,473,180
5,455,836	2.00%, 12/01/2040	4,745,756
1,593,351	2.00%, 04/01/2041	1,395,942
514,634	2.00%, 05/01/2041	450,876
3,455,519	2.00%, 10/01/2041	3,013,238
1,348,290	2.00%, 02/01/2042	1,169,578
8,524,004	2.00%, 02/25/2042(3)	819,560
3,005,031	2.00%, 03/25/2050	2,607,676
2,594,816	2.00%, 09/01/2050	2,130,971
11,533,873	2.00%, 10/25/2050(3)	1,407,445
5,752,588	2.00%, 12/01/2050	4,717,577
1,214,373	2.00%, 01/01/2051	1,000,958
13,949,214	2.00%, 02/01/2051	11,417,783
22,120,294	2.00%, 03/01/2051	18,072,263
14,121,920	2.00%, 04/01/2051	11,524,366
7,077,365	2.00%, 05/01/2051	5,778,519
742,859	2.00%, 07/01/2051	607,217
1,954,126	2.00%, 08/01/2051	1,628,601
77,660	2.00%, 12/01/2051	63,835
5,612,159	2.00%, 03/25/2052(3)	708,158
1,350,388	2.25%, 04/01/2033	1,185,683
52,456	2.50%, 06/25/2028(3)	1,181
3,346,745	2.50%, 06/01/2040	3,049,467
131,992	2.50%, 01/01/2043	119,054
813,144	2.50%, 02/01/2043	735,066
760,370	2.50%, 03/01/2043	689,789
420,000	2.50%, 03/25/2043	342,990
351,136	2.50%, 04/01/2043	317,226
The accompanying notes are an integral part of these financial statements.

141

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Federal National Mortgage Association - 11.3% - (continued)
$ 177,298	2.50%, 06/01/2043	$159,066
235,883	2.50%, 08/01/2043	210,229
1,428,966	2.50%, 04/01/2050	1,222,990
1,521,404	2.50%, 06/01/2050	1,307,393
1,939,339	2.50%, 07/01/2050	1,678,006
2,555,194	2.50%, 09/01/2050	2,182,820
3,951,378	2.50%, 10/01/2050	3,429,299
2,128,927	2.50%, 11/01/2050	1,815,189
1,061,809	2.50%, 12/01/2050	910,713
1,552,337	2.50%, 01/01/2051	1,344,434
939,322	2.50%, 02/01/2051	805,445
9,399,741	2.50%, 02/25/2051(3)	1,531,241
841,516	2.50%, 03/01/2051	721,428
29,322,545	2.50%, 05/01/2051	25,167,856
3,612,042	2.50%, 06/01/2051	3,084,188
2,096,881	2.50%, 07/01/2051	1,798,020
1,308,071	2.50%, 09/01/2051	1,124,102
11,090,111	2.50%, 10/01/2051	9,513,209
18,470,303	2.50%, 11/01/2051	15,949,114
2,012,322	2.50%, 12/01/2051	1,739,042
2,208,050	2.50%, 01/01/2052	1,902,937
19,858,436	2.50%, 03/01/2052	16,875,471
2,082,684	2.50%, 04/01/2052	1,794,212
4,701,781	2.50%, 06/25/2052(3)	723,326
4,906,458	2.50%, 09/25/2052(3)	766,767
3,018,530	2.50%, 01/01/2057	2,579,798
26,586	2.55%, 07/25/2044	25,979
37,101	3.00%, 09/25/2027(3)	655
31,267	3.00%, 12/25/2027(3)	617
136,458	3.00%, 01/25/2028(3)	1,800
129,916	3.00%, 01/01/2030	127,639
1,090,910	3.00%, 04/25/2033(3)	65,252
454,247	3.00%, 08/01/2033	442,809
216,261	3.00%, 06/01/2035	207,053
199,875	3.00%, 07/01/2035	190,679
1,315,555	3.00%, 03/01/2037	1,252,605
42,556	3.00%, 10/01/2037	40,090
2,416,424	3.00%, 06/01/2043	2,238,177
2,961,316	3.00%, 01/25/2045	2,730,998
1,355,325	3.00%, 09/01/2048	1,235,226
870,902	3.00%, 08/25/2049	798,618
1,072,392	3.00%, 02/01/2050	970,303
3,874,572	3.00%, 08/01/2050	3,458,615
1,595,642	3.00%, 10/01/2050	1,419,567
2,274,314	3.00%, 12/01/2050	2,023,703
732,917	3.00%, 04/01/2051	653,558
1,848,677	3.00%, 05/01/2051	1,678,300
3,267,791	3.00%, 08/01/2051	2,930,906
5,320,092	3.00%, 10/01/2051	4,765,351
6,392,588	3.00%, 11/01/2051	5,699,271
2,845,650	3.00%, 12/01/2051	2,546,227
1,392,386	3.00%, 01/01/2052	1,244,521
4,506,904	3.00%, 01/25/2052(3)	717,499
1,551,271	3.00%, 04/01/2052	1,389,821
2,037,070	3.00%, 05/01/2052	1,825,421
600,000	3.00%, 09/25/2057	467,921
300,023	3.38%, 12/01/2029	292,999
77,554	3.50%, 05/25/2027(3)	1,167
82,975	3.50%, 10/25/2027(3)	1,964
144,369	3.50%, 05/25/2030(3)	6,992
45,868	3.50%, 08/25/2030(3)	1,561
9,222	3.50%, 02/25/2031(3)	45
1,576,464	3.50%, 08/25/2033(3)	127,777
224,880	3.50%, 09/25/2035(3)	19,714
1,389,560	3.50%, 11/25/2039(3)	118,741
3,000,471	3.50%, 08/01/2043	2,849,182
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Federal National Mortgage Association - 11.3% - (continued)
$ 84,751	3.50%, 09/01/2043	$80,481
524,036	3.50%, 10/01/2044	497,509
462,527	3.50%, 02/01/2045	438,394
625,808	3.50%, 01/01/2046	592,791
102,762	3.50%, 02/01/2046	97,072
459,372	3.50%, 03/01/2046	435,321
815,785	3.50%, 09/01/2046	768,518
385,583	3.50%, 10/01/2046	363,575
312,984	3.50%, 10/25/2046(3)	59,100
410,085	3.50%, 11/01/2046	388,178
2,455,724	3.50%, 12/01/2046	2,338,112
791,378	3.50%, 05/01/2047	748,305
1,660,915	3.50%, 09/01/2047	1,562,152
305,588	3.50%, 12/01/2047	288,811
876,389	3.50%, 01/01/2048	819,705
4,199,029	3.50%, 02/01/2048	3,972,210
500,000	3.50%, 05/25/2048	452,889
1,228,856	3.50%, 07/01/2048	1,161,209
276,241	3.50%, 11/01/2048	259,406
3,336,650	3.50%, 04/01/2052	3,109,892
4,276,430	3.50%, 09/01/2057	3,912,156
1,723,665	3.50%, 05/01/2058	1,576,837
2,171,690	3.50%, 12/25/2058	1,983,709
3,481,000	3.92%, 10/01/2030	3,438,406
3,434,075	3.96%, 11/01/2030	3,417,842
3,434,259	3.97%, 10/01/2030	3,399,217
32,448	4.00%, 05/25/2027(3)	287
409,999	4.00%, 04/01/2038	406,271
833,097	4.00%, 10/01/2040	816,304
305,152	4.00%, 11/01/2040	299,065
340,989	4.00%, 12/01/2040	334,409
107,141	4.00%, 02/01/2041	104,982
301,416	4.00%, 03/01/2041	295,232
875,214	4.00%, 06/01/2041	867,490
107,950	4.00%, 03/25/2042(3)	10,921
105,991	4.00%, 08/01/2042	103,711
286,649	4.00%, 09/01/2042	280,573
50,055	4.00%, 11/25/2042(3)	4,443
125,411	4.00%, 11/25/2043	123,740
38,270	4.00%, 06/01/2044	37,123
5,640	4.00%, 08/01/2044	5,471
43,967	4.00%, 10/01/2044	42,617
69,296	4.00%, 11/01/2044	67,220
46,214	4.00%, 03/01/2045	44,806
62,700	4.00%, 05/01/2045	60,756
380,760	4.00%, 07/01/2045	369,817
423,386	4.00%, 03/01/2046	411,786
259,921	4.00%, 05/01/2046	252,052
354,506	4.00%, 06/01/2046	343,081
383,820	4.00%, 04/01/2047	371,759
769,417	4.00%, 10/01/2047	744,527
793,360	4.00%, 11/01/2047	767,488
3,916,298	4.00%, 06/01/2048	3,779,988
505,767	4.00%, 09/01/2048	489,088
4,889,340	4.00%, 10/01/2048	4,730,719
2,185,302	4.00%, 01/01/2049	2,117,247
4,334,564	4.00%, 04/01/2049	4,158,043
760,487	4.00%, 05/01/2049	735,877
179,614	4.00%, 08/01/2049	174,693
3,030,003	4.00%, 04/01/2050	2,934,564
3,299,517	4.00%, 06/25/2050(3)	665,380
3,532,949	4.00%, 11/25/2050(3)	719,791
1,909,953	4.00%, 08/01/2051	1,850,657
2,028,527	4.00%, 06/01/2052	1,942,398
5,523,800	4.12%, 11/01/2030	5,535,450
4,400,000	4.30%, 11/01/2030(14)	4,433,000
The accompanying notes are an integral part of these financial statements.

142

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Federal National Mortgage Association - 11.3% - (continued)
$ 4,474,128	4.39%, 04/01/2029	$4,526,209
179	4.50%, 07/25/2027(3)	0 (13)
184,663	4.50%, 09/01/2035	186,186
1,489,059	4.50%, 12/01/2037	1,494,723
44,918	4.50%, 08/01/2040	45,243
566,047	4.50%, 10/01/2040	570,150
27,345	4.50%, 08/01/2041	27,481
6,696	4.50%, 09/01/2041	6,718
294,471	4.50%, 10/01/2041	296,182
1,135,534	4.50%, 08/25/2043(3)	238,352
236,855	4.50%, 09/01/2043	238,571
593,512	4.50%, 04/01/2049	587,673
1,900,619	4.50%, 01/01/2051	1,855,309
3,591,469	4.50%, 03/01/2053	3,510,482
2,785,000	4.52%, 10/01/2030	2,826,054
760,000	4.75%, 04/01/2028	770,688
41,914	5.00%, 04/25/2038	42,277
989,685	5.00%, 12/25/2043(3)	191,520
3,748,615	5.00%, 12/25/2051	3,748,602
16,813,825	5.00%, 09/01/2052	16,809,813
4,864,965	5.00%, 10/01/2052	4,869,750
833,395	5.00%, 11/01/2052	833,156
9,302,780	5.00%, 01/01/2053	9,303,082
3,515,000	5.07%, 12/01/2028	3,617,795
35,742	5.50%, 06/01/2033	36,996
149,581	5.50%, 07/01/2033	151,733
10,038	5.50%, 08/01/2033	10,162
561,791	5.50%, 11/01/2035	584,196
4,785,262	5.50%, 11/25/2035	4,918,781
131,896	5.50%, 04/01/2036	137,324
128,544	5.50%, 04/25/2037	132,916
1,440,665	5.50%, 04/01/2038	1,472,806
7,816,107	5.50%, 08/01/2040	7,991,460
891,942	5.50%, 11/25/2040(3)	101,723
306,576	5.50%, 06/25/2042(3)	68,538
490,112	5.50%, 09/25/2044(3)	84,317
3,469,985	5.50%, 06/25/2051	3,508,245
1,965,970	5.50%, 12/25/2051	1,983,857
4,064,631	5.50%, 03/25/2052	4,113,210
3,695,427	5.50%, 04/25/2052	3,733,683
1,975,448	5.50%, 10/01/2052	2,008,319
3,325,996	5.50%, 11/01/2052	3,380,425
6,592,622	5.50%, 12/01/2052	6,699,581
3,446,182	5.50%, 06/01/2053	3,500,857
846,656	5.50%, 07/01/2053	855,520
85,913	5.50%, 08/01/2053	87,012
360,421	5.50%, 09/01/2053	364,875
704,827	5.50%, 10/01/2053	714,375
3,586,303	5.50%, 11/01/2053	3,630,629
52,936	5.50%, 12/01/2053	53,539
2,729,313	5.50%, 02/01/2054	2,761,176
196,558	5.50%, 03/01/2054	198,833
52,554,461	5.50%, 08/01/2054	53,134,504
9,019	5.52%, 05/25/2042(2)(3)	597
40,859	6.00%, 12/01/2032	42,671
46,790	6.00%, 03/01/2033	48,470
125,630	6.00%, 02/01/2037	132,490
109,786	6.00%, 12/01/2037	115,788
56,489	6.00%, 03/01/2038	59,387
24,267	6.00%, 10/01/2038	25,594
457,812	6.00%, 01/25/2042(3)	22,955
1,165,116	6.00%, 04/01/2044	1,199,128
1,877,212	6.00%, 05/01/2053	1,948,136
8,269,956	6.00%, 02/01/2054	8,466,411
3,664,125	6.00%, 05/01/2054	3,747,856
3,412,130	6.00%, 06/01/2054	3,490,163
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Federal National Mortgage Association - 11.3% - (continued)
$ 2,617,278	6.00%, 09/01/2054	$2,681,823
10,037,288	6.00%, 11/01/2054	10,292,758
837	7.50%, 12/01/2029	845
2,383	7.50%, 03/01/2030	2,462
6,647	7.50%, 09/01/2031	6,738
		513,676,751
	Government National Mortgage Association - 9.2%
489,355	1.25%, 05/20/2051	389,474
3,710,254	2.00%, 10/20/2050	3,087,140
4,378,955	2.00%, 11/20/2050	3,645,644
4,482,409	2.00%, 12/20/2050	3,729,616
139,266	2.00%, 01/20/2051	115,877
1,947,290	2.00%, 08/20/2051	1,678,521
13,424,997	2.00%, 02/20/2052	11,170,352
18,390,361	2.00%, 03/20/2052	15,301,813
798,178	2.00%, 06/20/2052	664,129
548,176	2.14%, 04/20/2040	460,816
282,931	2.50%, 12/16/2039	269,912
665,051	2.50%, 07/20/2041	607,697
3,753,998	2.50%, 10/20/2049	3,372,462
2,854,629	2.50%, 11/20/2049	2,488,472
2,271,233	2.50%, 03/20/2051	1,967,277
15,445,301	2.50%, 04/20/2051	13,374,902
2,722,872	2.50%, 09/20/2051	2,357,841
9,126,268	2.50%, 10/20/2051	7,902,782
115,239,000	2.50%, 11/20/2055(15)	99,731,168
51,222	3.00%, 09/20/2028(3)	440
1,741,133	3.00%, 05/20/2035(3)	78,885
458,785	3.00%, 09/20/2042	404,406
53,972	3.00%, 11/15/2042	49,592
232,665	3.00%, 02/16/2043(3)	30,657
60,353	3.00%, 06/15/2043	55,338
3,331,264	3.00%, 01/16/2044	3,075,774
25,311	3.00%, 10/15/2044	22,881
41,562	3.00%, 02/15/2045	37,570
25,018	3.00%, 03/15/2045	22,616
105,368	3.00%, 04/15/2045	95,252
234,990	3.00%, 04/20/2045	220,163
26,855	3.00%, 06/15/2045	24,111
527,984	3.00%, 07/15/2045	477,277
10,596	3.00%, 08/15/2045	9,578
30,164	3.00%, 11/20/2045	27,556
169,000	3.00%, 02/20/2046	142,805
5,284,131	3.00%, 07/20/2050(3)	692,796
10,592,655	3.00%, 04/20/2051	9,535,041
2,919,821	3.00%, 06/20/2051	2,626,877
3,126,863	3.00%, 08/20/2051	2,812,783
3,933,939	3.00%, 09/20/2051	3,538,711
2,682,690	3.00%, 10/20/2051	2,412,713
9,118,893	3.00%, 12/20/2051	8,199,180
1,974,673	3.00%, 02/20/2052	1,834,379
2,195,076	3.00%, 12/20/2052	1,976,807
8,276	3.50%, 02/16/2027(3)	40
43,007	3.50%, 03/20/2027(3)	222
36,812	3.50%, 07/20/2040(3)	306
232,803	3.50%, 04/20/2042(3)	6,643
153,120	3.50%, 05/15/2042	144,106
1,249,881	3.50%, 10/20/2042(3)	174,943
414,703	3.50%, 12/15/2042	389,540
347,665	3.50%, 03/15/2043	326,245
479,063	3.50%, 04/15/2043	449,539
810,261	3.50%, 05/15/2043	760,571
372,696	3.50%, 07/20/2043(3)	57,931
1,548,983	3.50%, 03/20/2044	1,462,914
1,605,333	3.50%, 06/20/2046	1,499,586
1,622,746	3.50%, 02/20/2047	1,513,480
The accompanying notes are an integral part of these financial statements.

143

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Government National Mortgage Association - 9.2% - (continued)
$ 225,592	3.50%, 07/20/2047	$210,215
1,778,046	3.50%, 08/20/2047	1,663,437
62,951	3.50%, 09/20/2047	58,452
77,551	3.50%, 10/20/2047	72,265
368,474	3.50%, 11/20/2047	344,499
330,555	3.50%, 03/20/2048	308,023
2,289,051	3.50%, 06/20/2049	2,115,791
1,275,094	3.50%, 07/20/2049	1,178,448
5,582,182	3.50%, 11/20/2049	5,157,618
600,148	3.50%, 12/20/2049	552,275
362,224	3.50%, 01/20/2050	334,666
376,171	3.50%, 06/20/2050	346,755
5,569,197	3.50%, 02/20/2051	5,146,016
781,951	3.50%, 03/20/2052	755,558
788,000	3.50%, 11/20/2055(15)	721,194
968,499	3.88%, 08/15/2042	933,684
4,906	4.00%, 04/16/2026(3)	19
2,986	4.00%, 12/16/2026(3)	1
66,050	4.00%, 05/20/2029(3)	360
556,126	4.00%, 09/20/2040	541,300
96,684	4.00%, 10/20/2040	93,466
249,507	4.00%, 12/20/2040	241,471
65,349	4.00%, 05/16/2042(3)	5,355
1,779,758	4.00%, 09/16/2042(3)	372,672
85,462	4.00%, 01/20/2044(3)	16,552
1,334,716	4.00%, 02/20/2045	1,290,862
1,016,345	4.00%, 08/20/2045	979,177
698,476	4.00%, 03/20/2047(3)	112,669
299,197	4.00%, 11/20/2047	284,159
852,144	4.00%, 03/20/2048	811,249
3,577,267	4.00%, 07/20/2048	3,438,989
5,634,533	4.00%, 08/20/2052	5,381,992
8,449	4.50%, 07/15/2033	8,473
22,178	4.50%, 05/15/2040	22,167
108,950	4.50%, 06/15/2041	108,851
14,943	4.50%, 09/20/2041	15,069
7,783	4.50%, 05/20/2044	7,781
402,802	4.50%, 06/20/2044	402,807
347,104	4.50%, 10/20/2044	346,287
592,854	4.50%, 05/20/2045(3)	132,230
1,859,777	4.50%, 08/20/2045(3)	349,453
281,170	4.50%, 01/20/2046	280,393
1,086,285	4.50%, 12/16/2046(3)	150,301
900,891	4.50%, 01/20/2047(3)	99,034
1,275,578	4.50%, 05/20/2048(3)	191,778
933,839	4.50%, 08/20/2049	920,733
1,546,820	4.50%, 09/20/2049	1,531,057
1,413,384	4.50%, 08/20/2052	1,390,030
1,276,215	4.50%, 09/20/2052	1,254,733
5,872,731	4.50%, 10/20/2052	5,772,970
11,349,276	4.50%, 11/20/2054	11,082,667
11,130,887	4.50%, 12/20/2054	10,869,410
39,002	5.00%, 05/20/2034	39,359
16,872	5.00%, 07/15/2039	17,340
870,296	5.00%, 02/16/2040(3)	171,397
1,435,300	5.00%, 05/20/2040(3)	1,354,889
1,027,039	5.00%, 06/20/2040	1,058,254
403,246	5.00%, 07/20/2040	414,512
233,265	5.00%, 06/15/2041	238,820
256,005	5.00%, 10/16/2041(3)	43,199
339,085	5.00%, 03/15/2044	347,343
477,882	5.00%, 06/20/2046(3)	51,673
187,524	5.00%, 01/16/2047(3)	37,257
140,263	5.00%, 09/16/2047(3)	30,345
4,666,720	5.00%, 10/20/2047(3)	945,100
149,101	5.00%, 06/20/2048(3)	17,182
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Government National Mortgage Association - 9.2% - (continued)
$ 4,552,763	5.00%, 06/15/2052	$4,544,536
147,165	5.00%, 07/15/2052	146,899
15,242,500	5.00%, 11/20/2054(15)	15,194,382
123,455	5.50%, 05/20/2038	126,403
472,311	5.50%, 03/20/2039(3)	34,911
504,450	5.50%, 02/16/2047(3)	67,282
273,475	5.50%, 02/20/2047(3)	39,768
60,500,000	5.50%, 11/20/2054(15)	60,998,923
369,157	5.92%, 07/20/2039(2)(3)	3,939
11,858	6.00%, 11/15/2032	12,152
47,684	6.00%, 02/15/2033	49,167
3,230	6.00%, 07/15/2033	3,246
11,120	6.00%, 10/15/2034	11,215
100,082	6.00%, 03/15/2036	104,410
1,138	6.00%, 05/15/2036	1,196
60,011	6.00%, 08/15/2039	61,819
4,788	6.00%, 09/15/2039	4,949
9,280	6.00%, 06/15/2040	9,545
610,142	6.00%, 09/20/2040(3)	96,772
564,220	6.00%, 02/20/2046(3)	65,603
29,148,000	6.00%, 11/20/2054(15)	29,663,968
2,389,348	6.00%, 07/20/2055	2,432,831
10,186,276	6.00%, 09/20/2055	10,384,124
2,579	6.50%, 09/15/2028	2,648
171	6.50%, 10/15/2028	175
1,747	6.50%, 12/15/2028	1,797
5,979	6.50%, 05/15/2029	6,130
2,271	6.50%, 08/15/2031	2,391
46,579	6.50%, 11/15/2031	48,120
12,412	6.50%, 01/15/2032	12,815
2,223	6.50%, 03/15/2032	2,315
1,626	6.50%, 04/15/2032	1,669
		414,814,332
	Tennessee Valley Authority Power - 0.0%
700,000	4.25%, 09/15/2065	587,119
	Uniform Mortgage-Backed Security - 18.7%
15,727,000	2.00%, 11/01/2055(15)	12,750,626
10,235,000	2.50%, 11/01/2055(15)	8,688,148
18,555,000	3.00%, 11/01/2055(15)	16,438,570
25,070,000	3.50%, 11/01/2055(15)	23,111,058
36,170,000	4.00%, 10/01/2055(15)	34,323,231
19,960,000	4.00%, 11/01/2055(15)	18,936,201
37,100,000	4.50%, 11/01/2039(15)	37,031,835
28,257,000	4.50%, 10/01/2055(15)	27,544,615
40,845,000	4.50%, 11/01/2055(15)	39,808,414
30,085,000	5.00%, 11/01/2039(15)	30,377,395
43,750,000	5.00%, 10/01/2055(15)	43,536,169
63,952,000	5.00%, 11/01/2055(15)	63,625,012
41,725,000	5.50%, 11/01/2039(15)	42,617,496
149,018,000	5.50%, 11/01/2054(15)	150,552,388
149,015,000	5.50%, 12/01/2054(15)	150,444,580
70,173,000	6.00%, 11/01/2054(15)	71,755,890
63,730,000	6.00%, 12/01/2054(15)	65,155,109
9,320,000	6.50%, 11/01/2054(15)	9,650,718
		846,347,455
	Total U.S. Government Agencies (cost $2,205,190,592)	$2,175,696,591
U.S. GOVERNMENT SECURITIES - 27.1%
	U.S. Treasury Securities - 27.1%
	U.S. Treasury Bonds - 10.9%
100,845,000	1.25%, 05/15/2050	$50,107,359
23,005,000	1.38%, 08/15/2050	11,724,462
26,985,000	2.50%, 02/15/2045	19,541,989
The accompanying notes are an integral part of these financial statements.

144

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 27.1% - (continued)
	U.S. Treasury Securities - 27.1% - (continued)
	U.S. Treasury Bonds - 10.9% - (continued)
$ 18,100,000	2.50%, 02/15/2046	$12,911,098
23,034,000	2.88%, 11/15/2046	17,439,258
12,500,000	3.00%, 02/15/2047	9,649,414
14,136,000	3.00%, 05/15/2047	10,883,063
17,840,000	3.00%, 02/15/2048	13,616,241
58,725,000	3.00%, 08/15/2052(16)	43,403,739
11,885,000	3.13%, 02/15/2043	9,780,519
55,100,000	3.13%, 08/15/2044(17)	44,564,277
43,015,000	3.13%, 05/15/2048	33,516,414
16,225,000	3.38%, 08/15/2042	13,940,191
63,465,000	3.38%, 05/15/2044	53,476,700
14,635,000	3.63%, 08/15/2043	12,869,653
31,690,000	3.63%, 05/15/2053	26,430,203
19,765,000	4.00%, 11/15/2042	18,420,826
62,680,000	4.25%, 08/15/2054	58,444,203
11,555,000	4.75%, 08/15/2055	11,712,076
20,075,000	4.88%, 08/15/2045	20,677,250
		493,108,935
	U.S. Treasury Inflation-Indexed Bonds - 2.3%
38,455,810	0.25%, 02/15/2050(18)	23,065,815
8,531,556	0.63%, 02/15/2043(18)	6,533,553
43,919,561	0.75%, 02/15/2042(18)	35,055,426
19,630,954	0.75%, 02/15/2045(18)	14,795,323
8,086,870	1.00%, 02/15/2046(18)	6,303,095
22,524,464	1.38%, 02/15/2044(18)	19,428,040
		105,181,252
	U.S. Treasury Inflation-Indexed Notes - 1.2%
57,398,485	1.75%, 01/15/2034(18)	57,613,361
	U.S. Treasury Notes - 12.7%
100,000,000	0.38%, 09/30/2027	94,105,469
66,985,000	0.63%, 11/30/2027	63,044,398
69,295,000	0.63%, 05/15/2030	60,503,197
125,730,000	3.75%, 04/15/2028	126,162,197
56,335,000	3.88%, 08/15/2034	55,683,627
22,605,000	4.00%, 10/31/2029	22,885,797
44,415,000	4.13%, 07/31/2028	45,017,032
72,045,000	4.25%, 03/15/2027	72,602,223
21,330,000	4.25%, 11/15/2034	21,653,283
12,945,000	4.25%, 05/15/2035	13,118,948
		574,776,171
	Total U.S. Government Securities (cost $1,354,062,807)	$1,230,679,719
COMMON STOCKS - 0.0%
	Energy - 0.0%
13,623	PES Energy Liquidating Trust*(14)(19)	$—
	Total Common Stocks (cost $117,242)	$—
	Total Long-Term Investments (cost $5,655,409,484)	$5,498,525,687
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.4%
17,412,803	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $17,418,825; collateralized by U.S. Treasury Note at 4.25%, maturing 05/15/2035, with a market value of $17,761,236	$17,412,803
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9% - (continued)
	Securities Lending Collateral - 0.5%
21,732,515	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(20)		$21,732,515
	Total Short-Term Investments (cost $39,145,318)		$39,145,318
	Total Investments Excluding Purchased Options (cost $5,694,554,802)	122.1%	$5,537,671,005
	Total Purchased Options (cost $1,088,195)	0.0%	$949,659
	Total Investments (cost $5,695,642,997)	122.1%	$5,538,620,664
	Other Assets and Liabilities	(22.1)%	(1,002,420,540)
	Net Assets	100.0%	$4,536,200,124
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$1,158,501,771, representing 25.5% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Securities disclosed are interest-only strips.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of these securities was $56,034,798, representing 1.2% of net assets.

(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
The accompanying notes are an integral part of these financial statements.

145

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2025

(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2025.

(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Securities disclosed are principal-only strips.
(12)	Security is a zero-coupon bond.
(13)	Market value is less than $1.
(14)	Investment valued using significant unobservable inputs.
(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2025, the market value of securities pledged was $14,830,073.
(17)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2025, the market value of securities pledged was $14,719,961.
(18)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(19)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2021	PES Energy Liquidating Trust	13,623	$117,242	$—

(20)	Current yield as of period end.

OTC Swaptions Outstanding at October 31, 2025
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
10 Year Interest Rate Swap Option*	BNP	4.13%	Pay	07/31/2028	USD	10,300,000	$538,453	$544,097	$(5,644)
Put
10 Year Interest Rate Swap Option*	BNP	4.13%	Pay	07/31/2028	USD	10,300,000	$411,206	$544,098	$(132,892)
Total purchased OTC swaption contracts							$949,659	$1,088,195	$(138,536)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	1,176	12/15/2025	$87,419,906	$39,712
Canadian 10-Year Bond Future	371	12/18/2025	32,472,253	797,047
U.S. Treasury 5-Year Note Future	2,398	12/31/2025	261,887,829	(1,088,017)
U.S. Treasury 10-Year Note Future	937	12/19/2025	105,573,547	(757,694)
U.S. Treasury 10-Year Ultra Future	267	12/19/2025	30,834,328	(87,203)
U.S. Treasury Long Bond Future	323	12/19/2025	37,891,938	121,360
U.S. Treasury Ultra Bond Future	253	12/19/2025	30,684,156	1,090,713
Total				$115,918
Short position contracts:
Euro BUXL 30-Year Bond Future	(69)	12/08/2025	$(9,235,355)	$(240,247)
Euro-BUND Future	(711)	12/08/2025	(106,039,529)	(515,608)
U.S. Treasury 2-Year Note Future	(71)	12/31/2025	(14,785,196)	21,929
Total				$(733,926)
Total futures contracts				$(618,008)

The accompanying notes are an integral part of these financial statements.

146

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2025

TBA Sale Commitments Outstanding at October 31, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 4.50%	$1,810,000	11/20/2055	$(1,766,255)	$334
Uniform Mortgage-Backed Security, 2.50%	15,664,000	12/01/2055	(13,297,868)	151,299
Uniform Mortgage-Backed Security, 4.00%	36,170,000	10/01/2055	(34,323,231)	(88,309)
Uniform Mortgage-Backed Security, 4.00%	42,313,000	11/01/2055	(40,142,660)	(197,903)
Uniform Mortgage-Backed Security, 4.50%	40,992,000	11/01/2055	(39,951,683)	81,266
Uniform Mortgage-Backed Security, 4.50%	58,567,000	12/01/2055	(57,055,490)	232,902
Uniform Mortgage-Backed Security, 4.50%	28,257,000	10/01/2055	(27,544,615)	(116,753)
Uniform Mortgage-Backed Security, 5.00%	43,750,000	10/01/2055	(43,536,169)	36,796
Uniform Mortgage-Backed Security, 5.00%	56,407,000	11/01/2055	(56,118,590)	40,061
Uniform Mortgage-Backed Security, 5.00%	37,235,000	12/01/2055	(37,019,891)	167,111
Uniform Mortgage-Backed Security, 6.50%	18,645,000	11/01/2054	(19,306,613)	(19,377)
Total TBA sale commitments (proceeds receivable $370,350,492)			$(370,063,065)	$287,427
At October 31, 2025, the aggregate market value of TBA Sale Commitments represents (8.2)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 Mo. USD SOFR	USD	24,075,000	05/31/2029	Annual	$—	$—	$(211,769)	$(211,769)
4.16% Fixed	12 Mo. USD SOFR	USD	78,275,000	03/19/2045	Annual	—	(146,869)	(1,850,117)	(1,703,248)
1.56% Fixed	12 Mo. USD SOFR	USD	12,720,000	12/15/2051	Annual	—	(68,945)	5,350,196	5,419,141
2.97% Fixed	12 Mo. USD SOFR	USD	16,045,000	03/15/2053	Annual	8,867	—	2,843,266	2,834,399
2.88% Fixed	12 Mo. USD SOFR	USD	7,545,000	03/15/2053	Annual	80,257	—	1,461,552	1,381,295
3.25% Fixed	12 Mo. USD SOFR	USD	7,880,000	06/21/2053	Annual	—	(79,049)	991,851	1,070,900
3.59% Fixed	12 Mo. USD SOFR	USD	12,140,000	09/20/2053	Annual	51,347	—	792,419	741,072
3.75% Fixed	12 Mo. USD SOFR	USD	7,350,000	12/18/2054	Annual	10,551	—	306,620	296,069
Total centrally cleared interest rate swaps contracts						$151,022	$(294,863)	$9,684,018	$9,827,859

Foreign Currency Contracts Outstanding at October 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,695,461	USD	4,035,000	EUR	DEUT	11/28/2025	$37,148
2,434,169	USD	2,089,000	EUR	MSC	11/28/2025	22,468
2,949,964	USD	2,538,000	EUR	CBK	11/28/2025	19,903
1,657,054	USD	1,419,000	EUR	SSG	11/28/2025	18,852
842,734	USD	722,000	EUR	BOA	11/28/2025	9,202
49,268,197	USD	41,828,000	EUR	DEUT	12/17/2025	923,287
6,275,144	USD	4,713,000	GBP	JPM	11/28/2025	83,294
Total foreign currency contracts						$1,114,154
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

147

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$798,965,792	$—	$798,965,792	$—
Convertible Bonds	1,115,989	—	1,115,989	—
Corporate Bonds	1,174,061,263	—	1,174,061,263	—
Foreign Government Obligations	95,748,255	—	95,748,255	—
Municipal Bonds	22,256,317	—	22,256,317	—
Senior Floating Rate Interests	1,761	—	1,761	—
U.S. Government Agencies	2,175,696,591	—	2,171,263,591	4,433,000
U.S. Government Securities	1,230,679,719	—	1,230,679,719	—
Common Stocks	—	—	—	—
Short-Term Investments	39,145,318	21,732,515	17,412,803	—
Purchased Options	949,659	—	949,659	—
Foreign Currency Contracts(2)	1,114,154	—	1,114,154	—
Futures Contracts(2)	2,070,761	2,070,761	—	—
Swaps - Interest Rate(2)	11,742,876	—	11,742,876	—
Total	$5,553,548,455	$23,803,276	$5,525,312,179	$4,433,000
Liabilities
Futures Contracts(2)	$(2,688,769)	$(2,688,769)	$—	$—
Swaps - Interest Rate(2)	(1,915,017)	—	(1,915,017)	—
TBA Sale Commitments	(370,063,065)	—	(370,063,065)	—
Total	$(374,666,851)	$(2,688,769)	$(371,978,082)	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

148

The Hartford World Bond Fund
Schedule of Investments
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4%
	Bermuda - 0.3%
$ 1,144,377	AREIT Trust 6.14%, 08/17/2041, 1 mo. USD Term SOFR + 2.11%(1)(2)	$1,145,243
2,505,000	Bellemeade Re Ltd. 8.43%, 10/25/2033, 30 day USD SOFR Average + 4.25%(1)(2)	2,583,645
	Home RE Ltd.
2,367,768	8.78%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	2,424,966
1,000,000	10.18%, 10/25/2033, 30 day USD SOFR Average + 6.00%(1)(2)	1,072,019
2,247,713	Radnor RE Ltd. 10.93%, 09/25/2032, 30 day USD SOFR Average + 6.75%(1)(2)	2,336,391
1,460,000	TSTAT Ltd. 5.73%, 07/20/2037, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,449,348
		11,011,612
	Cayman Islands - 1.9%
2,000,000	Apidos CLO XXX Ltd. 5.38%, 10/18/2031, 3 mo. USD Term SOFR + 1.50%(1)(2)	2,000,606
	Bain Capital Credit CLO Ltd.
2,500,000	5.76%, 04/22/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	2,501,310
2,145,000	5.77%, 07/24/2034, 3 mo. USD Term SOFR + 1.90%(1)(2)	2,142,274
480,000	BDS Ltd. 6.44%, 12/16/2036, 1 mo. USD Term SOFR + 2.41%(1)(2)	480,123
3,500,000	Benefit Street Partners CLO XXII Ltd. 5.63%, 04/20/2035, 3 mo. USD Term SOFR + 1.75%(1)(2)	3,494,677
2,042,657	BSPRT Issuer Ltd. 6.29%, 09/15/2035, 1 mo. USD Term SOFR + 2.26%(1)(2)	2,044,924
2,310,000	Buckhorn Park CLO Ltd. 6.78%, 07/18/2034, 3 mo. USD Term SOFR + 2.90%(1)(2)	2,312,474
2,930,000	CIFC Funding Ltd. 6.05%, 04/20/2034, 3 mo. USD Term SOFR + 2.16%(1)(2)	2,929,232
125,008	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	123,135
865,000	Franklin Park Place CLO VI LLC 6.11%, 07/15/2038, 3 mo. USD Term SOFR + 2.00%(1)(2)	865,327
1,300,000	GoldenTree Loan Management U.S. CLO 7 Ltd. 5.68%, 04/20/2034, 3 mo. USD Term SOFR + 1.80%(1)(2)	1,300,881
860,000	GoldenTree Loan Management U.S. CLO 8 Ltd. 6.78%, 10/20/2034, 3 mo. USD Term SOFR + 2.90%(1)(2)	858,883
4,250,000	Golub Capital Partners CLO 60B Ltd. 5.46%, 10/25/2034, 3 mo. USD Term SOFR + 1.60%(1)(2)	4,250,170
2,275,000	Golub Capital Partners Static Ltd. 5.98%, 07/20/2035, 3 mo. USD Term SOFR + 1.65%(1)(2)	2,272,163
770,000	Greystone CRE Notes Ltd. 6.15%, 07/15/2039, 1 mo. USD Term SOFR + 2.11%(1)(2)	768,947
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4% - (continued)
	Cayman Islands - 1.9% - (continued)
$ 1,235,476	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	$1,220,002
1,267,309	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	1,232,437
3,000,000	HPS Loan Management Ltd. 5.73%, 04/20/2034, 3 mo. USD Term SOFR + 1.85%(1)(2)	3,004,410
2,775,000	Magnetite XXV Ltd. 7.42%, 01/25/2032, 3 mo. USD Term SOFR + 3.56%(1)(2)	2,783,772
1,460,000	Morgan Stanley Eaton Vance CLO LLC 5.85%, 04/15/2035, 3 mo. USD Term SOFR + 1.95%(1)(2)	1,461,892
1,500,000	OZLM XVIII Ltd. 6.02%, 04/15/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,506,086
1,725,000	Palmer Square CLO Ltd. 5.75%, 07/15/2038, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,727,346
	Palmer Square Loan Funding Ltd.
1,910,000	5.52%, 07/24/2031, 3 mo. USD Term SOFR + 1.65%(1)(2)	1,911,165
2,375,000	5.60%, 01/15/2033, 3 mo. USD Term SOFR + 1.70%(1)(2)	2,376,330
3,000,000	5.69%, 07/15/2033, 3 mo. USD Term SOFR + 1.40%(1)(2)	2,998,500
1,935,000	6.45%, 10/15/2032, 3 mo. USD Term SOFR + 2.55%(1)(2)	1,942,552
1,645,000	6.46%, 02/15/2033, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,641,034
2,495,000	7.00%, 10/15/2030, 3 mo. USD Term SOFR + 3.10%(1)(2)	2,491,507
2,989,334	Rockford Tower CLO Ltd. 5.80%, 07/20/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	2,991,504
3,140,000	Sixth Street CLO VIII Ltd. 5.68%, 10/20/2034, 3 mo. USD Term SOFR + 1.80%(1)(2)	3,140,810
1,500,000	Sound Point CLO II Ltd. 5.97%, 01/26/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,500,822
835,000	Sound Point CLO V-R Ltd. 7.25%, 07/18/2031, 3 mo. USD Term SOFR + 3.36%(1)(2)	824,628
1,350,000	Sound Point CLO XXXIII Ltd. 5.76%, 04/25/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,349,988
2,545,000	Southwick Park CLO LLC 5.43%, 07/20/2032, 3 mo. USD Term SOFR + 1.55%(1)(2)	2,541,755
1,000,000	Symphony CLO XXII Ltd. 5.98%, 04/18/2033, 3 mo. USD Term SOFR + 2.10%(1)(2)	1,000,160
3,500,000	Symphony CLO XXIX Ltd. 6.18%, 10/15/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	3,501,820
236,862	Thunderbolt II Aircraft Lease Ltd. 5.96%, 09/15/2038(1)(3)	236,725
The accompanying notes are an integral part of these financial statements.

149

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4% - (continued)
	Cayman Islands - 1.9% - (continued)
	TRTX Issuer Ltd.
$ 635,000	5.92%, 06/18/2043, 1 mo. USD Term SOFR + 1.70%(1)(2)	$635,398
1,400,000	6.08%, 09/18/2042, 1 mo. USD Term SOFR + 2.05%(1)(2)	1,395,015
		73,760,784
	Ireland - 0.0%
EUR 435,000	Palmer Square European Loan Funding DAC 3.56%, 10/15/2034, 3 mo. EURIBOR + 1.55%(1)(2)	496,970
	Jersey - 0.2%
$ 1,170,000	Bain Capital Credit CLO Ltd. 6.77%, 10/21/2036, 3 mo. USD Term SOFR + 2.90%(1)(2)	1,175,127
1,040,000	Hartwick Park CLO Ltd. 5.58%, 01/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,040,366
3,500,000	Juniper Valley Park CLO Ltd. 4.96%, 07/20/2036, 3 mo. USD Term SOFR + 1.08%(1)(2)	3,500,000
1,515,000	OCP Aegis CLO Ltd. 5.74%, 01/16/2037, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,517,027
		7,232,520
	United States - 6.0%
2,685,000	280 Park Avenue Mortgage Trust 5.26%, 09/15/2034, 1 mo. USD Term SOFR + 1.18%(1)(2)	2,663,184
	AASET Trust
2,081,923	2.80%, 01/15/2047(1)	1,959,128
478,965	3.54%, 01/15/2047(1)	454,148
2,381,014	6.26%, 05/16/2049(1)	2,470,276
209,103	ACRE Commercial Mortgage Ltd. 6.04%, 12/18/2037, 1 mo. USD Term SOFR + 2.01%(1)(2)	207,226
1,400,000	Ajax Mortgage Loan Trust 2.35%, 09/25/2065(1)(2)	1,191,900
3,810,000	ALA Trust 5.78%, 06/15/2040, 1 mo. USD Term SOFR + 1.74%(1)(2)	3,824,287
2,225,000	Ally Bank Auto Credit-Linked Notes 4.94%, 09/15/2033(1)	2,225,072
	Angel Oak Mortgage Trust
645,556	1.98%, 10/25/2066(1)(2)	565,520
1,675,000	3.81%, 04/25/2065(1)(2)	1,597,119
1,572,337	5.62%, 05/25/2069(1)(3)	1,580,180
2,530,000	BAHA Trust 7.52%, 12/10/2041(1)(2)	2,636,886
2,250,000	Bain Capital Credit CLO Ltd. 7.58%, 07/17/2035, 3 mo. USD Term SOFR + 3.70%(1)(2)	2,241,351
1,545,000	Bank of America Merrill Lynch Commercial Mortgage Trust 3.00%, 07/15/2049(1)	1,333,344
5,009,011	BBCMS Mortgage Trust 1.59%, 04/15/2053(2)(4)	225,203
339,000	BDS LLC 6.18%, 03/19/2043, 1 mo. USD Term SOFR + 2.15%(1)(2)	339,915
	Benchmark Mortgage Trust
2,506,723	1.01%, 03/15/2052(2)(4)	65,438
1,888,000	2.94%, 02/15/2053(2)	1,719,581
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4% - (continued)
	United States - 6.0% - (continued)
$ 2,080,000	BFLD Commercial Mortgage Trust 5.87%, 11/15/2041, 1 mo. USD Term SOFR + 1.84%(1)(2)	$2,082,600
824,788	Blackbird Capital II Aircraft Lease Ltd. 2.44%, 07/15/2046(1)	780,843
	BPR Trust
1,150,000	5.56%, 12/15/2038, 1 mo. USD Term SOFR + 1.53%(1)(2)	1,141,845
460,000	5.85%, 11/05/2041(1)(2)	463,150
	BRAVO Residential Funding Trust
432,000	2.29%, 03/25/2060(1)(2)	407,303
1,090,000	2.32%, 02/25/2049(1)(2)	944,027
1,334,000	5.09%, 05/25/2060(1)(2)	1,323,764
	Business Jet Securities LLC
769,340	5.36%, 09/15/2039(1)	775,174
575,936	6.20%, 05/15/2039(1)	589,485
2,354,252	BX Commercial Mortgage Trust 6.15%, 09/15/2036, 1 mo. USD Term SOFR + 2.11%(1)(2)	2,352,045
	BX Trust
1,075,000	5.79%, 10/15/2036, 1 mo. USD Term SOFR + 1.76%(1)(2)	1,073,320
1,100,000	6.04%, 10/15/2036, 1 mo. USD Term SOFR + 2.01%(1)(2)	1,098,281
2,386,230	6.57%, 04/15/2041, 1 mo. USD Term SOFR + 2.54%(1)(2)	2,386,230
2,860,000	BXSC Commercial Mortgage Trust 6.42%, 03/15/2035, 1 mo. USD Term SOFR + 2.39%(1)(2)	2,864,469
6,764,518	Cantor Commercial Real Estate Lending 1.11%, 05/15/2052(2)(4)	182,792
	Castlelake Aircraft Structured Trust
92,450	2.74%, 08/15/2041(1)	88,756
528,826	3.97%, 04/15/2039(1)	515,618
	COLT Mortgage Loan Trust
2,258,000	3.31%, 07/27/2054(1)(2)	1,853,422
2,245,185	5.99%, 12/26/2069(1)(3)	2,259,523
1,920,225	7.18%, 09/25/2068(1)(3)	1,956,312
	Commercial Mortgage Trust
864,349	3.91%, 02/10/2047(2)	849,961
1,650,000	3.96%, 02/10/2047(2)	1,591,514
788,012	CSAIL Commercial Mortgage Trust 0.04%, 04/15/2050(2)(4)	8
	CSMC Trust
1,477,226	1.38%, 07/25/2066(1)(2)	1,276,962
1,323,813	1.84%, 10/25/2066(1)(2)	1,193,513
1,063,297	7.56%, 12/27/2060(1)(2)	1,072,479
695,000	Durst Commercial Mortgage Trust 5.15%, 08/10/2042(1)(2)	708,237
1,434,090	Ellington Financial Mortgage Trust 0.80%, 02/25/2066(1)(2)	1,257,110
	Exeter Automobile Receivables Trust
1,195,000	5.70%, 07/16/2029	1,207,277
2,000,000	5.81%, 12/16/2030	2,026,119
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,435,531	5.08%, 09/25/2045, 30 day USD SOFR Average + 0.90%(1)(2)	1,435,982
1,538,742	5.13%, 01/25/2045, 30 day USD SOFR Average + 0.95%(1)(2)	1,542,589
1,109,597	5.18%, 05/25/2044, 30 day USD SOFR Average + 1.00%(1)(2)	1,111,224
The accompanying notes are an integral part of these financial statements.

150

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4% - (continued)
	United States - 6.0% - (continued)
$ 1,573,515	5.18%, 05/25/2045, 30 day USD SOFR Average + 1.00%(1)(2)	$1,576,078
1,309,986	5.18%, 07/25/2045, 30 day USD SOFR Average + 1.00%(1)(2)	1,314,206
1,200,000	5.68%, 05/25/2045, 30 day USD SOFR Average + 1.50%(1)(2)	1,202,459
2,275,000	5.78%, 07/25/2045, 30 day USD SOFR Average + 1.60%(1)(2)	2,282,650
3,430,000	5.83%, 05/25/2044, 30 day USD SOFR Average + 1.65%(1)(2)	3,449,346
835,000	6.38%, 05/25/2044, 30 day USD SOFR Average + 2.20%(1)(2)	842,328
3,550,000	6.43%, 03/25/2045, 30 day USD SOFR Average + 2.25%(1)(2)	3,585,528
765,000	7.18%, 04/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	783,888
1,415,000	7.28%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	1,473,863
2,700,000	7.30%, 01/25/2040, 30 day USD SOFR Average + 3.11%(1)(2)	2,756,942
2,356,739	7.55%, 01/25/2040, 30 day USD SOFR Average + 3.36%(1)(2)	2,415,574
2,463,193	7.70%, 10/25/2039, 30 day USD SOFR Average + 3.51%(1)(2)	2,513,500
2,950,000	7.73%, 10/25/2043, 30 day USD SOFR Average + 3.55%(1)(2)	3,086,437
1,452,532	8.05%, 09/25/2039, 30 day USD SOFR Average + 3.86%(1)(2)	1,483,848
1,260,000	8.08%, 04/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	1,330,620
2,310,000	8.08%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	2,436,904
2,105,000	8.12%, 02/25/2040, 30 day USD SOFR Average + 3.76%(1)(2)	2,179,208
3,840,000	8.55%, 01/25/2031, 30 day USD SOFR Average + 4.36%(2)	4,173,515
1,715,000	8.68%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,779,258
3,293,764	9.55%, 06/25/2039, 30 day USD SOFR Average + 5.36%(1)(2)	3,381,966
2,500,000	9.68%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	2,602,239
2,500,000	10.18%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	2,598,450
1,436,000	11.18%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	1,543,743
2,000,000	11.83%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	2,133,408
1,388,623	13.55%, 04/25/2029, 30 day USD SOFR Average + 9.36%(2)	1,483,425
2,959,472	14.55%, 01/25/2029, 30 day USD SOFR Average + 10.36%(2)	3,133,378
1,609,923	15.05%, 01/25/2029, 30 day USD SOFR Average + 0.11%(2)	1,706,921
1,304,882	16.05%, 10/25/2028, 30 day USD SOFR Average + 11.86%(2)	1,365,374
1,846,547	FIGRE Trust 5.83%, 01/25/2055(1)(2)	1,857,034
600,000	First Investors Auto Owner Trust 3.14%, 11/15/2028(1)	590,476
2,040,000	FirstKey Homes Trust 3.02%, 10/19/2037(1)	2,034,961
960,000	FRTKL Group, Inc. 3.17%, 09/17/2038(1)	930,265
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4% - (continued)
	United States - 6.0% - (continued)
$ 3,501,000	FS Commercial Mortgage Trust 7.07%, 11/10/2039(1)	$3,573,489
3,209,506	GCAT Trust 4.21%, 02/25/2067(1)(2)	3,197,902
2,410,000	Hertz Vehicle Financing III LP 2.52%, 12/27/2027(1)	2,347,725
1,292,155	Hilton Grand Vacations Trust 5.27%, 08/27/2040(1)	1,306,133
2,027,968	Home Partners of America Trust 4.73%, 04/17/2039(1)	2,005,316
1,578,000	Homeward Opportunities Fund Trust 5.04%, 07/25/2067(1)(2)	1,554,286
1,400,000	HONO Mortgage Trust 6.00%, 10/15/2036, 1 mo. USD Term SOFR + 1.96%(1)(2)	1,377,713
3,216,702	Imperial Fund Mortgage Trust 5.39%, 08/25/2067(1)(3)	3,210,185
1,377,092	JP Morgan Chase Bank NA 8.46%, 10/25/2057, 1 mo. USD Term SOFR + 4.46%(1)(2)	1,459,032
2,030,000	JP Morgan Chase Commercial Mortgage Securities Trust 3.46%, 08/15/2049	1,880,566
2,693,372	JPMBB Commercial Mortgage Securities Trust 0.33%, 09/15/2047(2)(4)	27
	Legacy Mortgage Asset Trust
371,700	5.75%, 04/25/2061(1)(3)	370,669
247,354	5.89%, 10/25/2066(1)(3)	247,528
1,645,011	7.25%, 07/25/2061(1)(3)	1,643,418
1,490,000	Magnetite XXXIX Ltd. 6.56%, 01/25/2037, 3 mo. USD Term SOFR + 2.70%(1)(2)	1,490,484
815,222	MFA Trust 5.75%, 11/25/2067(1)(3)	813,586
900,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.80%, 05/15/2046(1)(2)	824,519
6,996,413	Morgan Stanley Capital I Trust 1.29%, 06/15/2050(2)(4)	97,398
	Multifamily Connecticut Avenue Securities Trust
1,374,498	6.58%, 05/25/2055, 30 day USD SOFR Average + 2.40%(1)(2)	1,373,765
1,595,644	6.93%, 07/25/2054, 30 day USD SOFR Average + 2.75%(1)(2)	1,619,460
1,079,150	Neighborly Issuer LLC 3.58%, 04/30/2051(1)	1,029,212
	OBX Trust
856,896	5.93%, 11/25/2063(1)(3)	862,658
649,008	6.44%, 01/25/2064(1)(3)	655,484
	PRET LLC
993,692	5.49%, 10/25/2051(1)(2)	993,710
1,115,000	8.72%, 05/25/2055(1)(3)	1,122,629
	Progress Residential Trust
1,970,000	3.18%, 10/17/2038(1)	1,932,310
845,000	3.33%, 07/17/2041(1)	798,937
1,000,000	3.40%, 04/17/2041(1)(2)	944,190
1,230,000	3.75%, 02/17/2041(1)	1,184,337
1,355,000	4.65%, 03/17/2040(1)	1,347,460
910,000	5.50%, 10/27/2039(1)	908,153
	PRPM LLC
1,086,151	4.50%, 02/25/2055(1)(3)	1,078,856
2,303,437	5.77%, 08/25/2028(1)(3)	2,302,769
1,815,373	5.87%, 11/25/2029(1)(3)	1,811,490
The accompanying notes are an integral part of these financial statements.

151

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4% - (continued)
	United States - 6.0% - (continued)
$ 1,760,697	6.47%, 05/25/2030(1)(3)	$1,760,037
1,498,495	PRPM Trust 4.40%, 04/25/2067(1)(3)	1,493,100
1,040,000	RFR Trust 5.82%, 03/11/2041(1)(2)	1,058,444
2,208,668	Sonic Capital LLC 3.85%, 01/20/2050(1)	2,176,549
	STAR Trust
2,729,000	5.43%, 08/17/2042, 1 mo. USD Term SOFR + 1.40%(1)(2)	2,734,117
1,272,338	6.55%, 04/17/2038, 1 mo. USD Term SOFR + 2.51%(1)(2)	1,270,954
2,319,475	Stonepeak ABS 2.68%, 02/28/2033(1)	2,245,377
2,450,250	Subway Funding LLC 6.03%, 07/30/2054(1)	2,479,828
	Towd Point Mortgage Trust
5,624,627	5.53%, 09/25/2065, 30 day USD SOFR Average + 1.35%(1)(2)	5,630,431
2,629,713	6.13%, 02/25/2064(1)(2)	2,670,615
3,147,000	Triangle Re Ltd. 9.43%, 11/25/2033, 30 day USD SOFR Average + 5.25%(1)(2)	3,290,881
	Tricon Residential Trust
490,000	4.75%, 04/17/2039(1)	485,879
1,210,000	5.70%, 06/17/2040(1)	1,224,763
883,724	Truist Bank Auto Credit-Linked Notes 4.73%, 09/26/2033(1)	883,083
	Verus Securitization Trust
1,700,000	3.20%, 10/25/2063(1)(2)	1,565,223
794,363	6.15%, 07/25/2069(1)(3)	800,559
1,276,958	6.19%, 06/25/2069(1)(3)	1,293,626
946,831	6.22%, 06/25/2069(1)(3)	959,657
1,273,827	VINE Trust 4.50%, 03/17/2041(1)	1,252,641
1,069,000	Vista Point Securitization Trust 3.40%, 04/25/2065(1)(2)	1,015,359
151,016	VOLT C LLC 5.99%, 05/25/2051(1)(3)	150,702
155,688	VOLT XCIII LLC 8.83%, 02/27/2051(1)(3)	155,680
168,151	VOLT XCV LLC 6.24%, 03/27/2051(1)(3)	167,925
2,068,322	VOLT XCVII LLC 8.83%, 04/25/2051(1)(3)	2,068,342
1,008,759	Wave LLC 3.60%, 09/15/2044(1)	993,627
2,370,000	WBHT Commercial Mortgage Trust 5.77%, 06/15/2042, 1 mo. USD Term SOFR + 1.74%(1)(2)	2,372,222
2,000,000	Wells Fargo Commercial Mortgage Trust 3.07%, 08/15/2049(2)	1,392,709
	Wells Fargo NA
3,329,361	0.93%, 02/15/2052(2)(4)	78,400
9,715,466	1.00%, 04/15/2052(2)(4)	276,252
9,059,753	1.19%, 03/15/2063(2)(4)	348,273
2,240,000	4.65%, 11/15/2061(2)	2,126,304
956,567	WFRBS Commercial Mortgage Trust 4.51%, 09/15/2046(1)(2)	923,116
619,019	Willis Engine Structured Trust VII 8.00%, 10/15/2048(1)	636,794
1,180,000	WSTN Trust 7.02%, 07/05/2037(1)(2)	1,206,533
		230,292,882
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $322,843,614)	$322,794,768
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.1%
	United States - 0.1%
$ 225,000	Carnival Corp. 5.75%, 12/01/2027	$500,850
675,000	Datadog, Inc. 0.00%, 12/01/2029(1)(5)	715,838
1,008,000	NCL Corp. Ltd. 0.75%, 09/15/2030(1)	966,420
643,000	Semtech Corp. 0.00%, 10/15/2030(1)(5)	652,002
212,000	Terawulf, Inc. 0.00%, 05/01/2032(1)(5)	219,208
644,000	WEC Energy Group, Inc. 3.38%, 06/01/2028(1)	663,642
		3,717,960
	Total Convertible Bonds (cost $3,561,215)	$3,717,960
CORPORATE BONDS - 13.6%
	Australia - 0.0%
625,000	Fortescue Treasury Pty. Ltd. 5.88%, 04/15/2030(1)	$644,841
	Canada - 0.7%
875,000	1011778 BC ULC/New Red Finance, Inc. 4.38%, 01/15/2028(1)	863,792
	Enbridge, Inc.
6,885,000	4.60%, 06/20/2028	6,951,308
7,645,000	5.95%, 04/05/2054	7,847,797
1,148,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	1,171,564
900,000	Garda World Security Corp. 8.38%, 11/15/2032(1)	915,731
195,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	190,652
10,350,000	Open Text Corp. 3.88%, 02/15/2028(1)	10,059,877
		28,000,721
	China - 0.3%
1,175,000	Far East Horizon Ltd. 4.25%, 10/26/2026(6)	1,168,138
8,250,000	Fortune Star BVI Ltd. 6.80%, 09/09/2029(6)	8,234,129
		9,402,267
	Colombia - 0.2%
	Ecopetrol SA
3,870,000	5.88%, 11/02/2051	2,846,230
4,002,000	8.38%, 01/19/2036	4,147,297
		6,993,527
	Czech Republic - 0.0%
EUR 1,150,000	CPI Property Group SA 4.75%, 07/22/2030(6)	1,292,291
	France - 0.1%
$ 350,000	Banijay Entertainment SAS 8.13%, 05/01/2029(1)	363,244
	Bertrand Franchise Finance SAS
EUR 510,000	5.75%, 07/18/2030, 3 mo. EURIBOR + 3.75%(1)(2)	569,570
1,100,000	6.50%, 07/18/2030(6)(7)	1,231,656
145,000	6.50%, 07/18/2030(1)	162,355
1,350,000	Elior Group SA 3.75%, 07/15/2026(6)	1,553,901
$ 515,000	Forvia SE 6.75%, 09/15/2033(1)	522,402
		4,403,128
	Georgia - 0.1%
4,660,000	Silk Road Group Holding LLC 7.50%, 09/15/2030(1)(7)	4,669,721
The accompanying notes are an integral part of these financial statements.

152

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.6% - (continued)
	Germany - 0.0%
$ 700,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)(7)	$699,193
	India - 0.6%
	Adani Ports & Special Economic Zone Ltd.
3,105,000	4.00%, 07/30/2027(6)	3,050,527
4,650,000	4.20%, 08/04/2027(6)	4,596,725
3,219,000	Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(1)	3,270,026
9,530,000	JSW Steel Ltd. 3.95%, 04/05/2027(6)	9,361,229
3,735,000	Muthoot Finance Ltd. 6.38%, 03/02/2030(1)	3,794,990
		24,073,497
	Indonesia - 0.2%
5,746,000	Bank KB Indonesia Tbk. PT 5.66%, 10/30/2027(6)	5,767,108
	Ireland - 0.3%
9,725,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.45%, 04/15/2027	10,011,762
370,000	Flutter Treasury DAC 5.88%, 06/04/2031(1)	374,625
		10,386,387
	Israel - 0.1%
2,114,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(6)	2,040,617
EUR 1,530,000	Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	1,780,533
		3,821,150
	Italy - 0.3%
$ 7,570,000	Eni SpA 5.75%, 05/19/2035(1)	7,910,028
1,300,000	Fibercop SpA 7.20%, 07/18/2036(1)	1,313,637
EUR 645,000	IMA Industria Macchine Automatiche SpA 5.78%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	748,388
1,845,000	TeamSystem SpA 5.53%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	2,133,716
		12,105,769
	Japan - 0.1%
	Nissan Motor Co. Ltd.
$ 865,000	4.35%, 09/17/2027(1)	847,545
900,000	7.75%, 07/17/2032(1)	950,333
900,000	Rakuten Group, Inc. 5.13%, 04/22/2026, (5.13% fixed rate until 04/22/2026; 5 yr. USD CMT + 4.58% thereafter)(1)(2)(8)	893,397
		2,691,275
	Mexico - 0.1%
4,100,000	Petroleos Mexicanos 7.69%, 01/23/2050	3,717,882
855,000	Trust Fibra Uno 6.39%, 01/15/2050(6)	790,110
		4,507,992
	Netherlands - 0.0%
600,000	Trivium Packaging Finance BV 12.25%, 01/15/2031(1)(7)	625,985
EUR 725,000	Ziggo Bond Co. BV 3.38%, 02/28/2030(6)	743,602
		1,369,587
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.6% - (continued)
	Saudi Arabia - 0.5%
$ 17,845,000	Saudi Arabian Oil Co. 4.75%, 06/02/2030(1)	$18,133,864
	Singapore - 0.1%
5,653,000	GLP Pte. Ltd. 4.50%, 05/17/2026, (4.50% fixed rate until 05/17/2026; 5 yr. USD CMT + 3.74% thereafter)(2)(6)(8)	3,943,260
	Slovenia - 0.1%
	United Group BV
EUR 1,070,000	6.29%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(2)	1,234,877
560,000	6.50%, 10/31/2031(1)(7)	656,566
600,000	6.75%, 02/15/2031(1)	705,703
		2,597,146
	Sweden - 0.0%
1,200,000	Samhallsbyggnadsbolaget I Norden Holding AB 2.38%, 08/04/2026(6)	1,341,690
	Thailand - 0.1%
$ 3,705,000	GC Treasury Center Co. Ltd. 6.50%, 09/10/2030, (6.50% fixed rate until 09/10/2030; 5 yr. USD CMT + 2.82% thereafter)(1)(2)(8)	3,750,193
	United Kingdom - 0.1%
EUR 595,000	Bellis Acquisition Co. PLC 8.00%, 07/01/2031(1)(7)	697,306
$ 420,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	425,531
	Boots Group Finco LP
EUR 115,000	5.38%, 08/31/2032(1)	137,247
GBP 205,000	7.38%, 08/31/2032(1)	276,732
	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
$ 590,000	7.25%, 02/15/2031(1)	608,103
1,000,000	8.13%, 02/15/2032(1)	1,032,108
GBP 700,000	Pinnacle Bidco PLC 10.00%, 10/11/2028(6)	967,758
EUR 700,000	Virgin Media Finance PLC 3.75%, 07/15/2030(6)(7)	758,107
		4,902,892
	United States - 9.6%
	Acrisure LLC/Acrisure Finance, Inc.
$ 220,000	6.75%, 07/01/2032(1)	225,623
835,000	7.50%, 11/06/2030(1)	863,622
310,000	Adient Global Holdings Ltd. 7.50%, 02/15/2033(1)(7)	320,444
1,300,000	AECOM 6.00%, 08/01/2033(1)	1,334,138
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
700,000	5.50%, 03/31/2031(1)	705,533
700,000	5.75%, 03/31/2034(1)	703,084
2,495,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	2,597,834
1,705,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 10/15/2033(1)	1,702,553
1,645,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)(7)	1,513,400
The accompanying notes are an integral part of these financial statements.

153

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.6% - (continued)
	United States - 9.6% - (continued)
$ 1,325,000	Asbury Automotive Group, Inc. 4.50%, 03/01/2028	$1,314,106
680,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	665,695
15,506,000	Athene Global Funding 1.73%, 10/02/2026(1)	15,164,115
1,980,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	1,948,186
900,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.38%, 03/01/2029(1)(7)	866,788
1,300,000	Azorra Finance Ltd. 7.25%, 01/15/2031(1)	1,359,752
1,275,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	1,314,669
9,075,000	Block, Inc. 5.63%, 08/15/2030(1)	9,212,114
	Brandywine Operating Partnership LP
1,600,000	6.13%, 01/15/2031	1,607,007
400,000	8.88%, 04/12/2029	434,522
1,200,000	Buckeye Partners LP 6.75%, 02/01/2030(1)(7)	1,252,417
	Builders FirstSource, Inc.
1,672,000	6.38%, 03/01/2034(1)	1,731,562
600,000	6.75%, 05/15/2035(1)	629,971
430,000	CACI International, Inc. 6.38%, 06/15/2033(1)	447,080
	Carnival Corp.
8,520,000	5.75%, 08/01/2032(1)	8,752,449
1,300,000	5.88%, 06/15/2031(1)	1,340,690
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,718,000	4.25%, 01/15/2034(1)(7)	1,442,645
510,000	4.75%, 03/01/2030(1)	484,941
3,505,000	5.13%, 05/01/2027(1)	3,484,793
4,649,000	6.38%, 09/01/2029(1)	4,685,588
1,225,000	7.38%, 03/01/2031(1)	1,243,424
895,000	Century Communities, Inc. 6.63%, 09/15/2033(1)	892,347
1,240,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	1,320,689
17,290,000	Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050	13,530,630
	CHS/Community Health Systems, Inc.
265,000	9.75%, 01/15/2034(1)	280,579
1,498,000	10.88%, 01/15/2032(1)	1,614,889
820,000	Clean Harbors, Inc. 5.75%, 10/15/2033(1)	838,036
	Clear Channel Outdoor Holdings, Inc.
1,055,000	7.13%, 02/15/2031(1)	1,087,977
1,070,000	7.50%, 03/15/2033(1)	1,118,861
	Clearway Energy Operating LLC
670,000	3.75%, 02/15/2031(1)	620,446
424,000	3.75%, 01/15/2032(1)	383,942
700,000	4.75%, 03/15/2028(1)	696,081
	Cloud Software Group, Inc.
340,000	6.63%, 08/15/2033(1)	340,779
1,200,000	8.25%, 06/30/2032(1)	1,260,977
1,040,000	Clydesdale Acquisition Holdings, Inc. 6.75%, 04/15/2032(1)	1,043,534
4,430,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	4,479,933
1,375,000	Constellium SE 3.75%, 04/15/2029(1)	1,312,814
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.6% - (continued)
	United States - 9.6% - (continued)
$ 8,400,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75%, 01/15/2029(1)	$8,281,867
310,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	330,393
1,390,000	CP Atlas Buyer, Inc. 9.75%, 07/15/2030(1)	1,450,010
1,570,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	1,646,478
305,000	CrossCountry Intermediate HoldCo LLC 6.50%, 10/01/2030(1)	307,813
400,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	404,279
612,000	Deluxe Corp. 8.13%, 09/15/2029(1)	641,142
1,330,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	1,411,983
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5,142,000	5.88%, 08/15/2027(1)	5,142,242
1,680,000	10.00%, 02/15/2031(1)	1,673,084
11,374,000	Discovery Communications LLC 3.95%, 03/20/2028	11,144,817
1,387,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	1,357,397
	EchoStar Corp.
2,050,118	6.75%, 11/30/2030(9)	2,115,537
2,300,000	10.75%, 11/30/2029	2,532,011
655,000	Endo Finance Holdings, Inc. 8.50%, 04/15/2031(1)(7)	694,250
EUR 2,110,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	2,384,135
$ 659,000	Energizer Holdings, Inc. 6.00%, 09/15/2033(1)	636,628
	EQT Corp.
622,000	4.50%, 01/15/2029	622,114
1,289,000	4.75%, 01/15/2031	1,290,183
1,420,000	Expand Energy Corp. 4.75%, 02/01/2032	1,393,984
8,140,000	Ford Motor Credit Co. LLC 5.13%, 11/05/2026	8,167,308
175,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	182,480
5,770,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	6,151,621
	Freedom Mortgage Holdings LLC
371,000	8.38%, 04/01/2032(1)	386,810
1,175,000	9.13%, 05/15/2031(1)	1,249,056
685,000	9.25%, 02/01/2029(1)	719,250
	Frontier Communications Holdings LLC
2,100,000	5.00%, 05/01/2028(1)	2,097,216
5,505,000	5.88%, 10/15/2027(1)	5,500,764
	General Motors Financial Co., Inc.
7,785,000	5.00%, 07/15/2027	7,875,022
7,565,000	6.15%, 07/15/2035	7,978,596
685,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	699,497
800,000	Gray Media, Inc. 10.50%, 07/15/2029(1)(7)	862,103
9,290,000	Hess Midstream Operations LP 5.88%, 03/01/2028(1)	9,481,281
	Howard Midstream Energy Partners LLC
1,155,000	6.63%, 01/15/2034(1)	1,190,245
The accompanying notes are an integral part of these financial statements.

154

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.6% - (continued)
	United States - 9.6% - (continued)
$ 145,000	7.38%, 07/15/2032(1)	$151,940
1,400,000	Hudson Pacific Properties LP 5.95%, 02/15/2028(7)	1,368,623
5,257,000	Humana, Inc. 5.38%, 04/15/2031	5,429,732
3,860,000	Icon Investments Six DAC 5.81%, 05/08/2027	3,939,873
418,000	iHeartCommunications, Inc. 9.13%, 05/01/2029(1)	385,605
1,328,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	1,309,017
1,585,000	IQVIA, Inc. 6.25%, 06/01/2032(1)	1,651,992
680,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	668,368
1,321,000	Kaiser Aluminum Corp. 5.88%, 03/01/2034(1)	1,316,171
1,300,000	KBR, Inc. 4.75%, 09/30/2028(1)	1,278,043
1,321,000	Lamar Media Corp. 5.38%, 11/01/2033(1)	1,307,802
200,000	LBM Acquisition LLC 9.50%, 06/15/2031(1)	209,250
530,000	LCM Investments Holdings II LLC 8.25%, 08/01/2031(1)	557,633
	Level 3 Financing, Inc.
1,525,000	4.00%, 04/15/2031(1)(7)	1,361,063
13,216,000	7.00%, 03/31/2034(1)	13,578,158
6,410,000	Lincoln Financial Global Funding 5.30%, 01/13/2030(1)	6,631,566
13,571,000	Live Nation Entertainment, Inc. 6.50%, 05/15/2027(1)	13,687,100
13,160,000	Mars, Inc. 5.00%, 03/01/2032(1)	13,523,536
	Matador Resources Co.
595,000	6.25%, 04/15/2033(1)	594,120
600,000	6.88%, 04/15/2028(1)	611,432
1,410,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(1)	1,366,343
875,000	Medline Borrower LP 5.25%, 10/01/2029(1)	871,670
900,000	MPT Operating Partnership LP/MPT Finance Corp. 8.50%, 02/15/2032(1)	942,915
	NCL Corp. Ltd.
650,000	5.88%, 01/15/2031(1)	649,692
650,000	6.25%, 09/15/2033(1)	657,422
5,510,000	6.75%, 02/01/2032(1)	5,661,861
975,000	NCR Atleos Corp. 9.50%, 04/01/2029(1)	1,052,927
939,000	Newell Brands, Inc. 6.63%, 05/15/2032(7)	882,660
947,000	Northern Oil & Gas, Inc. 7.88%, 10/15/2033(1)	922,380
	Olympus Water U.S. Holding Corp.
EUR 505,000	6.13%, 02/15/2033(1)	576,267
$ 1,005,000	7.25%, 02/15/2033(1)	1,000,346
	OneMain Finance Corp.
905,000	6.13%, 05/15/2030(7)	915,643
134,000	7.13%, 03/15/2026	134,874
240,000	7.88%, 03/15/2030	252,946
1,436,000	ONEOK, Inc. 5.63%, 01/15/2028(1)	1,468,144
825,000	OneSky Flight LLC 8.88%, 12/15/2029(1)	875,464
1,525,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	1,539,561
	PennyMac Financial Services, Inc.
905,000	6.75%, 02/15/2034(1)	927,611
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.6% - (continued)
	United States - 9.6% - (continued)
$ 1,145,000	6.88%, 05/15/2032(1)	$1,194,337
1,300,000	PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(1)	1,296,685
1,440,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	1,491,492
	Qnity Electronics, Inc.
355,000	5.75%, 08/15/2032(1)	361,260
225,000	6.25%, 08/15/2033(1)	231,066
595,000	Range Resources Corp. 4.75%, 02/15/2030(1)	582,222
900,000	Rfna LP 7.88%, 02/15/2030(1)	896,189
730,000	RHP Hotel Properties LP/RHP Finance Corp. 6.50%, 06/15/2033(1)	753,445
	Rocket Cos., Inc.
930,000	6.13%, 08/01/2030(1)	959,298
510,000	6.38%, 08/01/2033(1)	531,282
700,000	Rocket Software, Inc. 9.00%, 11/28/2028(1)	721,335
1,225,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	1,282,136
2,200,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	2,206,342
1,300,000	Science Applications International Corp. 5.88%, 11/01/2033(1)	1,296,178
1,000,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)(7)(10)	904,176
1,430,000	Seagate Data Storage Technology Pte. Ltd. 5.88%, 07/15/2030(1)	1,465,107
620,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	640,357
193,247	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	193,247
625,000	Sinclair Television Group, Inc. 8.13%, 02/15/2033(1)	636,931
1,325,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)(7)	1,333,189
	Spirit AeroSystems, Inc.
725,000	9.38%, 11/30/2029(1)	761,376
875,000	9.75%, 11/15/2030(1)	961,335
25,000	Sprint LLC 7.63%, 03/01/2026	25,000
2,330,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	2,343,271
575,000	Staples, Inc. 10.75%, 09/01/2029(1)	557,220
545,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	571,448
	Sunoco LP
595,000	5.63%, 03/15/2031(1)	595,384
735,000	5.88%, 03/15/2034(1)	734,879
1,313,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.75%, 03/15/2034(1)	1,302,903
1,209,000	Talos Production, Inc. 9.00%, 02/01/2029(1)	1,243,068
4,408,000	TransDigm, Inc. 6.38%, 05/31/2033(1)	4,493,215
425,000	Transocean International Ltd. 7.88%, 10/15/2032(1)	437,686
1,600,000	TriMas Corp. 4.13%, 04/15/2029(1)	1,547,100
1,184,000	Tronox, Inc. 9.13%, 09/30/2030(1)(7)	1,080,347
The accompanying notes are an integral part of these financial statements.

155

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.6% - (continued)
	United States - 9.6% - (continued)
$ 10,905,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	$10,878,509
	United Wholesale Mortgage LLC
1,450,000	5.50%, 11/15/2025(1)	1,449,975
1,315,000	5.75%, 06/15/2027(1)	1,317,241
1,200,000	Univision Communications, Inc. 8.50%, 07/31/2031(1)	1,227,366
840,000	USA Compression Partners LP/USA Compression Finance Corp. 6.25%, 10/01/2033(1)	843,225
950,000	UWM Holdings LLC 6.63%, 02/01/2030(1)	967,846
595,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	585,032
865,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	819,408
1,210,000	Veritiv Operating Co. 10.50%, 11/30/2030(1)	1,259,220
340,000	Versant Media Group, Inc. 7.25%, 01/30/2031(1)	346,571
5,182,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	5,169,767
1,625,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)(7)	1,564,176
605,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)(7)	641,925
	Viking Cruises Ltd.
1,379,000	5.88%, 10/15/2033(1)	1,401,845
545,000	9.13%, 07/15/2031(1)	583,885
740,000	Vital Energy, Inc. 7.88%, 04/15/2032(1)(7)	700,305
205,000	VoltaGrid LLC 7.38%, 11/01/2030(1)	208,496
130,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	135,867
	Warnermedia Holdings, Inc.
1,673,000	3.76%, 03/15/2027	1,656,170
752,000	4.28%, 03/15/2032(7)	688,785
1,325,000	Weatherford International Ltd. 6.75%, 10/15/2033(1)	1,354,098
6,410,000	Wells Fargo & Co. 5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(2)	6,610,653
2,344,000	Western Digital Corp. 4.75%, 02/15/2026	2,342,398
1,150,000	Wilsonart LLC 11.00%, 08/15/2032(1)(7)	1,086,129
1,400,000	Wolverine World Wide, Inc. 4.00%, 08/15/2029(1)	1,281,790
645,000	WULF Compute LLC 7.75%, 10/15/2030(1)	670,074
1,185,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(1)(7)	1,272,540
		371,126,407
	Total Corporate Bonds (cost $517,407,123)	$526,623,906
FOREIGN GOVERNMENT OBLIGATIONS - 58.9%
	Australia - 6.4%
	Australia Government Bonds
AUD 79,733,000	1.75%, 11/21/2032(6)	$44,946,981
99,483,000	1.75%, 06/21/2051(6)	34,930,822
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 58.9% - (continued)
	Australia - 6.4% - (continued)
AUD 1,459,000	1.75%, 06/21/2051(6)	$512,289
78,550,000	4.75%, 06/21/2054(6)	49,913,536
	New South Wales Treasury Corp.
27,157,000	4.25%, 02/20/2036(6)	16,790,473
24,340,000	4.75%, 02/20/2037(6)	15,488,661
	Queensland Treasury Corp.
23,810,000	5.00%, 03/10/2036(6)	15,637,926
20,620,000	5.25%, 08/13/2038(6)	13,476,420
	Treasury Corp. of Victoria
14,301,000	2.25%, 11/20/2034	7,576,479
12,535,000	5.00%, 11/20/2040	7,777,789
28,946,000	5.25%, 09/15/2038	18,893,155
31,304,000	5.50%, 09/15/2039	20,684,365
		246,628,896
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 725,000	1.38%, 09/23/2050(6)	490,120
$ 3,518,000	5.00%, 03/05/2037(6)	3,528,329
		4,018,449
	Canada - 10.5%
	Canada Government Bonds
CAD 117,034,000	2.75%, 03/01/2030	83,789,185
62,275,000	3.50%, 09/01/2029	45,852,303
	Canada Treasury Bills
53,725,000	2.36%, 12/31/2025(11)	38,161,202
105,500,000	2.39%, 12/03/2025(11)	75,065,933
131,730,000	2.39%, 12/17/2025(11)	93,648,473
96,175,000	2.51%, 11/19/2025(11)	68,490,616
		405,007,712
	Germany - 0.1%
EUR 6,447,000	State of North Rhine-Westphalia 1.45%, 01/19/2122(6)	3,050,481
	Japan - 9.8%
JPY 1,076,552,610	Japan Government CPI-Linked Bonds 0.01%, 03/10/2033(12)	7,060,229
5,573,100,000	Japan Government Forty Year Bonds 0.50%, 03/20/2060	16,768,120
6,111,250,000	Japan Government Thirty Year Bonds 0.70%, 03/20/2051	23,502,001
	Japan Treasury Discount Bills
11,662,150,000	0.37%, 11/10/2025(11)	75,667,951
11,183,950,000	0.43%, 12/15/2025(11)	72,534,596
10,302,800,000	0.44%, 12/08/2025(11)	66,825,695
5,951,600,000	0.45%, 02/09/2026(11)	38,571,087
11,791,700,000	0.49%, 02/02/2026(11)	76,425,297
		377,354,976
	Mexico - 1.1%
MXN 156,460,500	Mexico Bonos 8.00%, 07/31/2053	7,282,590
81,757,230	Mexico Cetes 0.00%, 09/02/2027(5)	3,848,797
	Mexico Government International Bonds
EUR 4,825,000	4.50%, 03/19/2034	5,642,911
$ 14,665,000	5.38%, 03/22/2033	14,653,268
10,164,000	5.63%, 09/22/2035	10,113,180
		41,540,746
	Netherlands - 1.1%
EUR 36,017,000	Netherlands Government Bonds 2.50%, 01/15/2030(6)	41,909,057
The accompanying notes are an integral part of these financial statements.

156

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 58.9% - (continued)
	New Zealand - 10.5%
	New Zealand Government Bonds
NZD 105,125,000	0.25%, 05/15/2028	$56,354,606
45,886,000	1.50%, 05/15/2031	23,639,527
131,603,000	2.00%, 05/15/2032	68,007,776
68,777,000	2.75%, 05/15/2051	26,932,432
25,546,000	3.00%, 04/20/2029	14,594,139
18,676,000	3.50%, 04/14/2033(6)	10,468,037
68,998,000	4.25%, 05/15/2034	40,342,490
27,264,000	4.25%, 05/15/2036	15,691,066
73,486,000	4.50%, 04/15/2027(6)	43,177,264
109,000,000	4.50%, 05/15/2030	65,598,802
19,498,000	4.50%, 05/15/2035	11,537,915
50,943,000	5.00%, 05/15/2054	29,408,087
		405,752,141
	North Macedonia - 0.1%
EUR 3,902,000	North Macedonia Government International Bonds 6.96%, 03/13/2027(1)	4,680,430
	Norway - 8.1%
	Norway Government Bonds
NOK 311,713,000	1.25%, 09/17/2031(6)	26,569,885
1,280,739,000	1.38%, 08/19/2030(6)	112,847,403
78,246,000	1.75%, 09/06/2029(6)	7,156,833
706,457,000	3.00%, 08/15/2033(6)	65,341,231
562,419,000	3.63%, 04/13/2034(6)	54,140,030
484,453,000	3.75%, 06/12/2035(6)	46,837,466
		312,892,848
	Romania - 0.6%
RON 64,930,000	Romania Government Bonds 6.70%, 02/25/2032	14,497,547
	Romania Government International Bonds
EUR 2,715,000	2.75%, 04/14/2041(6)	2,077,609
4,715,000	5.38%, 06/07/2033(1)	5,483,552
		22,058,708
	South Africa - 0.3%
$ 10,695,000	Republic of South Africa Government International Bonds 7.95%, 11/19/2054(1)	11,436,440
	South Korea - 3.4%
	Korea Treasury Bonds
KRW 111,193,610,000	1.25%, 03/10/2026	77,711,309
74,158,780,000	3.50%, 09/10/2028	53,131,632
		130,842,941
	Sweden - 4.6%
	Kommuninvest I Sverige AB
SEK 1,033,190,000	0.75%, 05/12/2028(6)	104,606,819
416,780,000	3.25%, 11/12/2029(6)	44,972,916
261,360,000	3.25%, 06/12/2030(6)	28,165,571
		177,745,306
	United Kingdom - 2.2%
GBP 44,866,000	U.K. Gilts 4.38%, 07/31/2054(6)	51,866,448
	U.K. Inflation-Linked Gilts
16,541,596	1.13%, 09/22/2035(6)(12)	20,877,348
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 58.9% - (continued)
	United Kingdom - 2.2% - (continued)
GBP 3,003,318	1.13%, 11/22/2037(6)(12)	$3,689,595
6,204,995	1.75%, 09/22/2038(6)(12)	8,078,528
		84,511,919
	Total Foreign Government Obligations (cost $2,278,419,798)	$2,269,431,050
SENIOR FLOATING RATE INTERESTS - 1.6%(13)
	Canada - 0.0%
$ 956,569	Ontario Gaming GTA LP 8.24%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	$894,794
	France - 0.0%
	Banijay Entertainment SAS
EUR 365,000	5.28%, 03/01/2028, 3 mo. EURIBOR + 3.25%	422,413
500,000	5.28%, 02/10/2032, 3 mo. EURIBOR + 3.25%	577,547
		999,960
	Ireland - 0.0%
1,000,000	Virgin Media Ireland Ltd. 5.39%, 07/15/2029, 1 mo. EURIBOR + 3.50%	1,139,129
	Luxembourg - 0.0%
$ 693,275	Zacapa SARL 7.75%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	694,488
	Netherlands - 0.1%
EUR 560,000	TMF Group Holding BV 5.25%, 05/03/2028, 3 mo. EURIBOR + 3.25%	649,357
622,009	Ziggo BV 4.89%, 01/31/2029, 1 mo. EURIBOR + 3.00%	702,619
		1,351,976
	United Kingdom - 0.1%
825,000	Froneri Lux Finco SARL 4.58%, 09/30/2031, 6 mo. EURIBOR + 2.50%	950,936
	Howden Group Holdings Ltd.
375,000	5.44%, 02/15/2031, 1 mo. EURIBOR + 3.50%	434,081
$ 1,073,725	6.71%, 02/15/2031, 1 mo. USD Term SOFR + 2.75%	1,075,175
EUR 1,265,000	MasOrange Finco PLC 4.56%, 03/25/2031, 6 mo. EURIBOR + 2.50%	1,457,417
		3,917,609
	United States - 1.4%
$ 277,205	AAL Delaware Holdco, Inc. 6.71%, 07/30/2031, 1 mo. USD Term SOFR + 2.75%	277,343
2,076,597	ABG Intermediate Holdings 2 LLC 6.21%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	2,074,001
1,833,256	Acrisure LLC 6.96%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	1,830,048
23,462	Air Comm Corp. LLC 6.74%, 12/11/2031, 3 mo. USD Term SOFR + 2.75%(14)	23,447
The accompanying notes are an integral part of these financial statements.

157

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 1.6%(13) - (continued)
	United States - 1.4% - (continued)
$ 1,281,750	Alliant Holdings Intermediate LLC 6.46%, 09/19/2031, 1 mo. USD Term SOFR + 2.50%	$1,280,071
1,184,000	Amentum Government Services Holdings LLC 6.21%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	1,182,224
500,000	Asurion LLC 9.33%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	489,140
1,202,146	AthenaHealth Group, Inc. 6.71%, 02/15/2029, 1 mo. USD Term SOFR + 2.75%	1,195,943
970,125	Barnes Group, Inc. 6.71%, 01/27/2032, 1 mo. USD Term SOFR + 2.75%	968,912
1,278,613	Blackhawk Network Holdings, Inc. 7.96%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	1,282,807
1,365,125	Caesars Entertainment, Inc. 6.21%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%	1,352,607
793,813	Cast & Crew Payroll LLC 7.71%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	647,354
1,286,568	Charter Communications Operating LLC 5.99%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	1,283,674
525,000	Clarios Global LP 6.71%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	526,150
545,000	Clearwater Analytics LLC 6.46%, 04/21/2032, 6 mo. USD Term SOFR + 2.25%	545,343
2,083,920	Clydesdale Acquisition Holdings, Inc. 7.14%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	2,082,294
540,913	Construction Partners, Inc. 6.46%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	541,589
1,444,385	Core & Main LP 5.99%, 02/09/2031, 1 mo. USD Term SOFR + 2.00%	1,441,381
1,521,188	Cotiviti Corp. 6.88%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,460,812
363,175	DK Crown Holdings, Inc. 5.86%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	361,359
1,155,338	Ensemble RCM LLC 6.84%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,159,486
1,323,543	EP Purchaser LLC 7.58%, 11/06/2028, 1 mo. USD Term SOFR + 3.50%	1,126,110
683,100	Epicor Software Corp. 6.46%, 05/30/2031, 1 mo. USD Term SOFR + 2.50%	684,384
924,324	EW Scripps Co. 9.90%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	934,529
EUR 265,000	Filtration Group Corp. 5.39%, 10/21/2028, 1 mo. EURIBOR + 3.50%	308,507
$ 655,000	GFL Environmental, Inc. 6.67%, 03/03/2032, 3 mo. USD Term SOFR + 2.50%	654,345
688,067	Golden State Foods LLC 8.16%, 12/04/2031, 1 mo. USD Term SOFR + 4.00%	689,739
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 1.6%(13) - (continued)
	United States - 1.4% - (continued)
$ 961,017	Great Outdoors Group LLC 7.21%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	$960,018
597,460	Hilton Grand Vacations Borrower LLC 5.96%, 01/17/2031, 1 mo. USD Term SOFR + 2.00%	594,724
962,369	Hobbs & Associates LLC 6.71%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	960,733
2,449,478	HUB International Ltd. 6.12%, 06/20/2030, 3 mo. USD Term SOFR + 2.25%	2,457,047
1,904,125	Iron Mountain, Inc. 5.96%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	1,903,725
308,239	Kodiak Building Partners, Inc. 7.75%, 12/04/2031, 3 mo. USD Term SOFR + 3.75%	305,927
1,362,806	LBM Acquisition LLC 7.88%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	1,313,691
1,946,839	McAfee LLC 6.96%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	1,841,378
859,147	OMNIA Partners LLC 6.36%, 07/25/2030, 3 mo. USD Term SOFR + 2.50%	859,147
788,578	Peraton Corp. 7.69%, 02/01/2028, 3 mo. USD Term SOFR + 3.75%	678,626
1,880,550	Quikrete Holdings, Inc. 6.21%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	1,882,224
744,318	Renaissance Holdings Corp. 7.96%, 04/05/2030, 1 mo. USD Term SOFR + 4.00%	640,955
852,433	Ryan LLC 7.46%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	848,171
1,470,000	Sandisk Corp. 6.86%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	1,470,926
1,342,517	SCIH Salt Holdings, Inc. 7.20%, 01/31/2029, 6 mo. USD Term SOFR + 3.00%	1,346,947
744,216	Specialty Building Products Holdings LLC 7.81%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	711,991
1,149,120	SS&C Technologies, Inc. 5.96%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,151,372
1,460,250	Staples, Inc. 10.05%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	1,364,195
1,246,875	Tecta America Corp. 6.97%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	1,249,992
EUR 500,000	Touchdown Acquirer, Inc. 5.57%, 02/21/2031, 3 mo. EURIBOR + 3.50%	578,486
$ 1,476,786	Townsquare Media, Inc. 9.19%, 02/19/2030, 3 mo. USD Term SOFR + 5.00%	1,294,034
	Truist Insurance Holdings LLC
682,621	6.75%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	681,399
344,737	8.75%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	348,960
The accompanying notes are an integral part of these financial statements.

158

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 1.6%(13) - (continued)
	United States - 1.4% - (continued)
$ 1,301,789	USI, Inc. 6.25%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	$1,303,091
225,000	Virgin Media Bristol LLC 7.05%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	219,958
579,101	Wand NewCo 3, Inc. 6.46%, 01/30/2031, 1 mo. USD Term SOFR + 2.50%	577,393
975,000	X Corp. 9.50%, 10/26/2029	977,281
		54,925,990
	Total Senior Floating Rate Interests (cost $64,450,520)	$63,923,946
U.S. GOVERNMENT AGENCIES - 1.8%
	United States - 1.8%
	Federal Home Loan Mortgage Corp. - 1.6%
4,898,022	1.82%, 10/25/2054, 30 day USD SOFR Average + 6.00%(2)(4)	$375,840
5,047,170	1.87%, 11/25/2047(2)(4)	322,284
6,240,000	1.91%, 03/25/2048(2)(4)	425,905
5,823,080	1.95%, 10/25/2047(2)(4)	377,161
7,245,592	2.12%, 06/25/2044(2)(4)	88,202
1,049,932	2.28%, 01/25/2046(2)(4)	66,652
3,742,315	2.31%, 12/25/2045(2)(4)	234,386
1,038,099	2.59%, 04/25/2028(2)(4)	60,986
1,602,465	2.77%, 10/25/2055(2)(4)	231,799
775,000	2.78%, 04/25/2031(2)(4)	96,217
1,180,559	3.50%, 01/15/2033(4)	101,142
557,373	3.50%, 05/15/2036(4)	52,418
439,631	5.00%, 09/15/2036(4)	62,349
4,324,437	5.43%, 05/25/2044, 30 day USD SOFR Average + 1.25%(1)(2)	4,344,719
770,000	5.53%, 01/25/2045, 30 day USD SOFR Average + 1.35%(1)(2)	770,236
1,250,000	5.63%, 10/25/2044, 30 day USD SOFR Average + 1.45%(1)(2)	1,250,387
1,115,000	5.68%, 09/25/2045, 30 day USD SOFR Average + 1.50%(1)(2)	1,113,617
2,085,000	5.74%, 10/25/2045, 30 day USD SOFR Average + 1.55%(1)(2)	2,086,303
1,269,137	5.83%, 07/25/2045, 30 day USD SOFR Average + 1.65%(1)(2)	1,263,837
1,190,000	6.13%, 02/25/2044, 30 day USD SOFR Average + 1.95%(1)(2)	1,202,051
3,148,440	6.36%, 02/25/2045, 30 day USD SOFR Average + 2.05%(1)(2)	3,122,949
623,907	6.48%, 11/25/2051, 30 day USD SOFR Average + 2.30%(1)(2)	624,871
3,227,270	6.64%, 10/25/2044, 30 day USD SOFR Average + 2.45%(1)(2)	3,250,033
2,430,000	6.83%, 07/25/2045, 30 day USD SOFR Average + 2.65%(1)(2)	2,416,180
3,654,356	7.03%, 05/25/2044, 30 day USD SOFR Average + 2.85%(1)(2)	3,709,604
1,490,000	7.08%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,547,232
1,490,000	7.53%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	1,544,391
1,709,000	7.53%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	1,770,710
1,075,000	7.73%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,124,052
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.8% - (continued)
	United States - 1.8% - (continued)
	Federal Home Loan Mortgage Corp. - 1.6% - (continued)
$ 2,564,564	7.78%, 09/25/2043, 30 day USD SOFR Average + 3.60%(1)(2)	$2,600,652
3,175,000	7.88%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,328,330
1,045,000	8.18%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,097,864
1,095,000	8.65%, 09/25/2030, 30 day USD SOFR Average + 4.46%(2)	1,173,342
1,525,000	9.18%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(2)	1,635,563
1,930,000	9.43%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	2,032,541
2,110,000	9.53%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	2,259,683
1,650,000	9.83%, 04/25/2042, 30 day USD SOFR Average + 5.65%(1)(2)	1,750,040
2,730,000	9.93%, 09/25/2042, 30 day USD SOFR Average + 5.75%(1)(2)	2,957,719
3,195,000	10.18%, 07/25/2042, 30 day USD SOFR Average + 6.00%(1)(2)	3,439,609
2,545,000	10.93%, 06/25/2042, 30 day USD SOFR Average + 6.75%(1)(2)	2,768,996
600,000	11.28%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	635,145
845,000	11.79%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	955,906
600,000	11.98%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	636,148
1,087,461	15.55%, 10/25/2029, 30 day USD SOFR Average + 11.36%(2)	1,211,612
		62,119,663
	Federal National Mortgage Association - 0.1%
7,795,187	0.87%, 12/25/2054, 30 day USD SOFR Average + 5.05%(2)(4)	281,084
3,416,739	2.50%, 02/25/2051(4)	517,450
4,680,312	2.50%, 06/25/2052(4)	720,023
3,853,570	2.50%, 09/25/2052(4)	602,225
501,627	3.00%, 01/25/2028(4)	8,511
2,020,882	3.00%, 10/25/2051(4)	333,093
1,582,511	3.00%, 01/25/2052(4)	251,936
377,004	3.50%, 04/25/2028(4)	5,570
4,059,338	3.50%, 11/25/2051(4)	718,345
184,193	4.00%, 01/25/2028(4)	3,008
1,336,103	4.50%, 03/25/2048(4)	260,291
1,597,217	4.50%, 05/25/2049(4)	293,028
1,095,982	5.50%, 08/25/2044(4)	167,974
398,381	5.50%, 06/25/2048(4)	72,897
		4,235,435
	Government National Mortgage Association - 0.1%
765,553	3.50%, 10/20/2029(4)	36,010
653,331	3.50%, 01/20/2030(4)	31,122
804,391	3.50%, 11/20/2031(4)	40,916
2,556,292	4.00%, 01/16/2040(4)	407,307
386,064	4.00%, 01/16/2046(4)	62,691
103,888	4.50%, 04/20/2045(4)	17,966
171,487	5.00%, 07/16/2044(4)	32,830
449,434	5.00%, 12/16/2045(4)	67,882
857,764	5.00%, 07/16/2047(4)	160,388
407,585	5.00%, 09/20/2047(4)	80,273
448,788	5.00%, 11/16/2047(4)	85,010
854,924	5.00%, 06/20/2048(4)	98,522
1,728,465	5.50%, 11/16/2046(4)	289,680
The accompanying notes are an integral part of these financial statements.

159

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.8% - (continued)
	United States - 1.8% - (continued)
	Government National Mortgage Association - 0.1% - (continued)
$ 315,088	5.50%, 02/20/2047(4)	$36,420
435,655	5.92%, 07/20/2039(2)(4)	4,648
682,982	6.00%, 09/20/2045(4)	134,198
		1,585,863
	Total U.S. Government Agencies (cost $67,521,542)	$67,940,961
U.S. GOVERNMENT SECURITIES - 5.1%
	United States - 5.1%
	U.S. Treasury Inflation-Indexed Bonds - 0.1%
4,805,561	2.38%, 02/15/2055(12)	$4,748,146
	U.S. Treasury Inflation-Indexed Notes - 1.6%
57,833,563	2.13%, 04/15/2029(12)	59,451,219
	U.S. Treasury Notes - 3.4%
128,487,000	4.50%, 05/31/2029(15)(16)(17)	132,155,907
	Total U.S. Government Securities (cost $194,863,059)	$196,355,272
COMMON STOCKS - 0.0%
	United States - 0.0%
282,999	Unifin Financiera SAB de CV*(18)(19)	$14,737
2,085,000	Unifin Financiera SAB de CV*(10)(18)(19)	208,500
1	WW International, Inc.*	35
	Total Common Stocks (cost $125,100)	$223,272
	Total Long-Term Investments (cost $3,449,191,971)	$3,451,011,135
SHORT-TERM INVESTMENTS - 9.1%
	Repurchase Agreements - 0.3%
11,054,374	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2025 at 4.15%, due on 11/03/2025 with a maturity value of $11,058,197; collateralized by U.S. Treasury Note at 4.63%, maturing 02/15/2035, with a market value of $11,275,518	$11,054,374
	Securities Lending Collateral - 0.6%
22,584,916	State Street Navigator Securities Lending Government Money Market Portfolio, 4.00%(20)	22,584,916
	U.S. Treasury Securities - 8.2%
	U.S. Treasury Bills - 8.2%
136,133,000	3.80%, 12/11/2025(11)	135,551,277
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 9.1% - (continued)
	U.S. Treasury Securities - 8.2% - (continued)
	U.S. Treasury Bills – 8.2% – (continued)
$ 113,776,000	3.83%, 11/20/2025(11)		$113,537,135
67,457,000	3.85%, 01/02/2026(11)		67,025,472
			316,113,884
	Total Short-Term Investments (cost $349,736,321)		$349,753,174
	Total Investments Excluding Purchased Options (cost $3,798,928,292)	98.6%	$3,800,764,309
	Total Purchased Options (cost $12,413,776)	0.2%	$8,954,270
	Total Investments (cost $3,811,342,068)	98.8%	$3,809,718,579
	Other Assets and Liabilities	1.2%	46,017,827
	Net Assets	100.0%	$3,855,736,406
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2025, the aggregate value of these securities was
$737,148,288, representing 19.1% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a zero-coupon bond.
The accompanying notes are an integral part of these financial statements.

160

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2025, the aggregate value of these securities was $918,388,926, representing 23.8% of net assets.

(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)	The rate shown represents current yield to maturity.
(12)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(13)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2025.

(14)
This security, or a portion of this security, has unfunded loan commitments. As of
October 31, 2025, the aggregate value of the unfunded commitment was $23,447, which represents to 0.0% of total net assets.

(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2025, the market value of securities pledged was $15,886,027.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2025, the market value of securities pledged was $12,882,647.
(17)
All, or a portion of the security, was pledged as collateral in connection with swaption contracts and foreign currency contracts. As of October 31, 2025, the market value of securities pledged was $482,392.

(18)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $223,237 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2024	Unifin Financiera SAB de CV	2,085,000	$62,550	$208,500
08/2024	Unifin Financiera SAB de CV	282,999	62,550	14,737
			$125,100	$223,237

(19)	Investment valued using significant unobservable inputs.
(20)	Current yield as of period end.

Exchange-Traded Option Contracts Outstanding at October 31, 2025
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Exchange-Traded Options
3 Mo. SOFR Future Option	96.44	USD	12/12/2025	402	USD	1,005,000	$223,612	$109,461	$114,151
3 Mo. SOFR Future Option	95.50	USD	12/12/2025	594	USD	1,485,000	3,713	35,705	(31,992)
3 Mo. SONIA Future Option	96.50	GBP	12/12/2025	257	GBP	642,500	215,233	231,645	(16,412)
3 Mo. SONIA Future Option	96.25	GBP	12/12/2025	1,045	GBP	2,612,500	197,342	251,397	(54,055)
3 Mo. SONIA Future Option(1)	95.85	GBP	12/12/2025	1,045	GBP	2,612,500	—	48,531	(48,531)
3 Mo. SONIA Future Option(1)	95.80	GBP	12/12/2025	1,099	GBP	2,747,500	—	1,262,597	(1,262,597)
3 Mo. SONIA Future Option(1)	95.20	GBP	12/12/2025	1,099	GBP	2,747,500	—	489,666	(489,666)
3 Mo. SONIA Future Option	96.25	GBP	03/13/2026	1,075	GBP	2,687,500	79,438	273,374	(193,936)
3 Mo. SONIA Future Option	95.85	GBP	03/13/2026	1,075	GBP	2,687,500	8,826	35,819	(26,993)
U.S. Treasury 5-Year Note Future Option	110.00	USD	11/21/2025	6,734	USD	6,734,000	473,489	1,298,493	(825,004)
Total purchased exchange-traded option contracts							$1,201,653	$4,036,688	$(2,835,035)
The accompanying notes are an integral part of these financial statements.

161

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Exchange-Traded Option Contracts Outstanding at October 31, 2025 – (continued)
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Exchange-Traded Options
3 Mo. SOFR Future Option	95.75	USD	12/12/2025	(593)	USD	(1,482,500)	$(3,706)	$(80,671)	$76,965
3 Mo. SOFR Future Option	96.00	USD	12/12/2025	(593)	USD	(1,482,500)	(7,413)	(203,835)	196,422
3 Mo. SOFR Future Option	96.25	USD	12/12/2025	(210)	USD	(525,000)	(45,937)	(13,380)	(32,557)
3 Mo. SONIA Future Option(1)	95.50	GBP	12/12/2025	(2,198)	GBP	(5,495,000)	—	(1,595,624)	1,595,624
3 Mo. SONIA Future Option	96.05	GBP	12/12/2025	(2,090)	GBP	(5,225,000)	(17,160)	(176,450)	159,290
3 Mo. SONIA Future Option	96.00	GBP	12/12/2025	(512)	GBP	(1,280,000)	(4,204)	(124,954)	120,750
3 Mo. SONIA Future Option	96.05	GBP	03/13/2026	(2,150)	GBP	(5,375,000)	(17,653)	(125,429)	107,776
Total Written Option Contracts exchange-traded option contracts							$(96,073)	$(2,320,343)	$2,224,270

(1)	Investment valued using significant unobservable inputs.

OTC Swaptions Outstanding at October 31, 2025
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
5 Year Interest Rate Swap Option*	GSC	1.24%	Pay	03/19/2029	JPY	1,034,769,000	$58,197	$135,409	$(77,212)
5 Year Interest Rate Swap Option*	GSC	1.23%	Pay	03/19/2029	JPY	1,034,770,000	57,055	130,128	(73,073)
5 Year Interest Rate Swap Option*	BOA	1.29%	Pay	10/23/2029	JPY	563,684,000	34,965	69,848	(34,883)
5 Year Interest Rate Swap Option*	GSC	1.44%	Pay	01/04/2030	JPY	1,104,662,000	87,665	127,862	(40,197)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	995,000	52,787	85,919	(33,132)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	156,489	254,797	(98,308)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	156,396	254,315	(97,919)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,895,000	367,162	603,710	(236,548)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	366,926	602,053	(235,127)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	368,074	611,100	(243,026)
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	283,291	477,513	(194,222)
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	283,595	478,651	(195,056)
5 Year Interest Rate Swap Option*	GSC	1.77%	Pay	09/05/2030	JPY	1,178,730,000	146,491	163,685	(17,194)
5 Year Interest Rate Swap Option*	GSC	1.77%	Pay	09/05/2030	JPY	1,414,475,000	175,639	193,589	(17,950)
							$2,594,732	$4,188,579	$(1,593,847)
Put
5 Year Interest Rate Swap Option*	GSC	1.24%	Pay	03/19/2029	JPY	1,034,769,000	$173,773	$135,408	$38,365
5 Year Interest Rate Swap Option*	GSC	1.23%	Pay	03/19/2029	JPY	1,034,770,000	175,354	130,163	45,191
5 Year Interest Rate Swap Option*	BOA	1.29%	Pay	10/23/2029	JPY	563,684,000	101,080	69,848	31,232
5 Year Interest Rate Swap Option*	GSC	1.44%	Pay	01/04/2030	JPY	1,104,662,000	176,935	127,862	49,073
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	995,000	105,807	85,812	19,995
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	313,849	254,797	59,052
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	313,757	254,316	59,441
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,895,000	734,709	603,711	130,998
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	734,739	602,053	132,686
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	735,887	611,100	124,787
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	619,977	477,514	142,463
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	620,281	478,651	141,630
5 Year Interest Rate Swap Option*	GSC	1.77%	Pay	09/05/2030	JPY	1,178,730,000	159,949	163,685	(3,736)
5 Year Interest Rate Swap Option*	GSC	1.77%	Pay	09/05/2030	JPY	1,414,475,000	191,788	193,589	(1,801)
							$5,157,885	$4,188,509	$969,376
Total purchased OTC swaption contracts							$7,752,617	$8,377,088	$(624,471)

*	Swaptions with forward premiums.

The accompanying notes are an integral part of these financial statements.

162

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Futures Contracts Outstanding at October 31, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	786	12/15/2025	$58,428,610	$31,965
Canadian 10-Year Bond Future	160	12/18/2025	14,004,207	108,312
Euro BUXL 30-Year Bond Future	250	12/08/2025	33,461,431	(181,759)
Euro-BOBL Future	1,313	12/08/2025	178,978,176	711,928
Euro-BTP Future	35	12/08/2025	4,363,472	7,765
Euro-BUND Future	625	12/08/2025	93,213,369	(273,874)
Euro-Schatz Future	35	12/08/2025	4,319,902	(4,502)
Korean 3-Year Bond Future	1,208	12/16/2025	90,247,075	(783,854)
Korean 10-Year Bond Future	811	12/16/2025	66,211,981	(1,431,317)
U.S. Treasury 2-Year Note Future	297	12/31/2025	61,847,930	(167,370)
U.S. Treasury 10-Year Ultra Future	842	12/19/2025	97,237,844	(633,039)
U.S. Treasury Long Bond Future	52	12/19/2025	6,100,250	36,704
U.S. Treasury Ultra Bond Future	56	12/19/2025	6,791,750	(105,494)
Total				$(2,684,535)
Short position contracts:
Australian 3-Year Bond Future	(934)	12/15/2025	$(65,220,346)	$260,568
Euro-BTP Italian Bond Future	(159)	12/08/2025	(22,254,641)	(305,919)
French Government Bond Future	(298)	12/08/2025	(42,101,535)	(600,069)
Japanese 10-Year Bond Future	(133)	12/15/2025	(117,405,230)	759,641
Long Gilt Future	(554)	12/29/2025	(68,135,663)	(158,814)
U.S. Treasury 5-Year Note Future	(759)	12/31/2025	(82,891,102)	223,606
U.S. Treasury 10-Year Note Future	(910)	12/19/2025	(102,531,406)	223,935
Total				$402,948
Total futures contracts				$(2,281,587)

OTC Credit Default Swap Contracts Outstanding at October 31, 2025
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
NCL Corp. Ltd. (B+)	GSC	USD	3,270,000	5.00%	12/20/2026	Semi-Annual	$83,201	$—	$183,895	$100,694
NCL Corp. Ltd. (B+)	GSC	USD	2,285,000	5.00%	12/20/2026	Semi-Annual	58,048	—	128,501	70,453
NCL Corp. Ltd. (B+)	GSC	USD	980,000	5.00%	12/20/2026	Semi-Annual	24,974	—	55,112	30,138
Total OTC credit default swap contracts							$166,223	$—	$367,508	$201,285

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S44.V1	USD	18,222,000	(1.00%)	12/20/2030	Quarterly	$378,928	$—	$275,648	$(103,280)
CDX.NA.HY.S44.V1	USD	5,775,000	(5.00%)	06/20/2030	Quarterly	—	(405,835)	(466,091)	(60,256)
Total						$378,928	$(405,835)	$(190,443)	$(163,536)
The accompanying notes are an integral part of these financial statements.

163

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2025 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Abu Dhabi Government International Bonds	USD	8,694,000	(1.00%)	12/20/2030	Quarterly	$—	$(287,656)	$(304,699)	$(17,043)
Mexico Government International Bonds	USD	8,982,000	(1.00%)	12/20/2030	Quarterly	—	(30,871)	(45,038)	(14,167)
Qatar Government International Bonds	USD	8,692,000	(1.00%)	12/20/2030	Quarterly	—	(280,233)	(306,055)	(25,822)
Total						$—	$(598,760)	$(655,792)	$(57,032)
Sell protection:
Saudi Government International Bonds (A+)	USD	8,671,000	1.00%	12/20/2030	Quarterly	$121,167	$—	$165,239	$44,072
Total						$121,167	$(598,760)	$(490,553)	$(12,960)
Total centrally cleared credit default swap contracts						$500,095	$(1,004,595)	$(680,996)	$(176,496)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	8.24% Fixed	MXN	107,966,000	09/05/2035	Lunar	$—	$—	$215,584	$215,584
1 Mo. MXN TIIE	8.01% Fixed	MXN	106,221,000	09/05/2035	Lunar	—	—	121,967	121,967
1.76% Fixed	12 Mo. EUR EURIBOR	EUR	8,515,000	06/15/2030	At Maturity	18,412	—	45,967	27,555
12 Mo. EUR EURIBOR	1.92% Fixed	EUR	8,515,000	06/15/2035	At Maturity	—	(31,936)	(25,892)	6,044
3.66% Fixed	12 Mo. GBP SONIA	GBP	18,258,000	06/16/2030	Annual	—	(24,073)	(25,496)	(1,423)
3.75% Fixed	12 Mo. GBP SONIA	GBP	49,648,000	08/12/2030	Annual	292,466	—	(382,050)	(674,516)
3.78% Fixed	12 Mo. GBP SONIA	GBP	21,030,000	03/18/2031	Annual	—	(37,571)	(207,824)	(170,253)
12 Mo. GBP SONIA	4.44% Fixed	GBP	12,088,000	09/18/2035	Annual	14,155	—	94,139	79,984
4.13% Fixed	12 Mo. GBP SONIA	GBP	4,990,000	12/17/2035	Annual	—	(3,080)	(105,279)	(102,199)
12 Mo. GBP UKRPI	3.48% Fixed	GBP	8,410,000	04/15/2030	At Maturity	6,057	—	44,117	38,060
12 Mo. GBP UKRPI	3.30% Fixed	GBP	7,895,000	06/15/2030	At Maturity	—	(18,346)	49,892	68,238
3.22% Fixed	12 Mo. GBP UKRPI	GBP	8,410,000	04/15/2035	At Maturity	2,545	—	(35,839)	(38,384)
3.14% Fixed	12 Mo. GBP UKRPI	GBP	7,895,000	06/15/2035	At Maturity	32,485	—	(64,253)	(96,738)
0.91% Fixed	12 Mo. JPY TONAR	JPY	2,513,047,000	09/15/2030	Annual	324	—	202,393	202,069
12 Mo. JPY TONAR	1.47% Fixed	JPY	900,038,000	03/18/2036	Annual	—	(6,620)	(47,910)	(41,290)
12 Mo. USD CPI	2.49% Fixed	USD	27,879,000	11/29/2029	At Maturity	—	(37,873)	(172,676)	(134,803)
12 Mo. USD CPI	2.52% Fixed	USD	23,909,000	03/03/2030	At Maturity	—	(7,276)	(72,163)	(64,887)
2.49% Fixed	12 Mo. USD CPI	USD	27,879,000	11/29/2034	At Maturity	—	(6,860)	85,669	92,529
2.49% Fixed	12 Mo. USD CPI	USD	23,909,000	03/03/2035	At Maturity	—	(16,313)	41,818	58,131
3.69% Fixed	12 Mo. USD SOFR	USD	20,443,000	09/15/2030	Annual	—	(3,138)	(162,479)	(159,341)
3.19% Fixed	12 Mo. USD SOFR	USD	27,749,000	03/18/2031	Annual	23,364	—	247,843	224,479
12 Mo. USD SOFR	3.69% Fixed	USD	10,569,000	03/20/2035	Annual	—	(162,037)	(92,113)	69,924
3.53% Fixed	12 Mo. USD SOFR	USD	6,845,000	03/18/2036	Annual	8,408	—	86,917	78,509
1.56% Fixed	3 Mo. CNY CNRR	CNY	58,295,000	09/17/2030	Quarterly	—	—	(5,223)	(5,223)
2.81% Fixed	3 Mo. KRW KSDA	KRW	5,945,969,000	12/17/2035	Quarterly	—	—	39,542	39,542
3 Mo. NZD NZDBBR	3.78% Fixed	NZD	34,149,000	12/16/2029	Quarterly	12,513	—	356,738	344,225
3.47% Fixed	3 Mo. NZD NZDBBR	NZD	145,614,000	09/17/2030	Quarterly	132,026	—	(1,626,527)	(1,758,553)
3 Mo. NZD NZDBBR	3.81% Fixed	NZD	43,717,000	12/17/2030	Quarterly	65,055	—	830,350	765,295
3 Mo. NZD NZDBBR	4.69% Fixed	NZD	27,643,000	12/19/2034	Quarterly	49,200	—	297,204	248,004
3 Mo. NZD NZDBBR	3.94% Fixed	NZD	11,658,000	03/18/2036	Quarterly	—	(27,133)	108,262	135,395
3 Mo. SEK STIBOR	2.22% Fixed	SEK	234,997,000	06/16/2030	Quarterly	18,462	—	(184,832)	(203,294)
3 Mo. SEK STIBOR	2.28% Fixed	SEK	129,501,000	03/18/2031	Quarterly	11,699	—	(90,752)	(102,451)
3 Mo. SEK STIBOR	2.78% Fixed	SEK	61,155,000	12/17/2035	Quarterly	—	(684)	44,208	44,892
3 Mo. ZAR JIBAR	8.00% Fixed	ZAR	94,950,000	12/17/2035	Quarterly	—	—	45,975	45,975
6 Mo. AUD BBSW	3.84% Fixed	AUD	32,876,000	03/15/2031	Quarterly	—	(9,741)	(79,273)	(69,532)
The accompanying notes are an integral part of these financial statements.

164

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2025 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
6 Mo. AUD BBSW	3.81% Fixed	AUD	21,822,000	03/18/2031	Semi-Annual	$—	$(13,867)	$(119,442)	$(105,575)
6 Mo. AUD BBSW	4.25% Fixed	AUD	10,610,000	03/18/2036	Semi-Annual	—	(13,039)	(70,285)	(57,246)
6 Mo. AUD BBSW	4.78% Fixed	AUD	26,116,000	03/19/2036	Semi-Annual	—	(15,968)	(37,744)	(21,776)
2.56% Fixed	6 Mo. CAD CORRA	CAD	19,342,000	03/18/2031	Semi-Annual	21,951	—	(17,493)	(39,444)
3.03% Fixed	6 Mo. CAD CORRA	CAD	13,794,000	03/20/2035	Semi-Annual	81,682	—	62,372	(19,310)
3.03% Fixed	6 Mo. CAD CORRA	CAD	8,604,000	12/17/2035	Semi-Annual	9,665	—	(88,778)	(98,443)
6 Mo. EUR EURIBOR	2.34% Fixed	EUR	20,390,000	06/16/2030	Semi-Annual	1,795	—	(45,622)	(47,417)
6 Mo. EUR EURIBOR	2.34% Fixed	EUR	13,568,000	03/18/2031	Semi-Annual	5,059	—	(19,913)	(24,972)
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	4,753,000	06/15/2072	Semi-Annual	—	(85,172)	3,163,064	3,248,236
1.16% Fixed	6 Mo. EUR EURIBOR	EUR	887,500	06/15/2072	Semi-Annual	—	(17,640)	447,642	465,282
6 Mo. HUF BIBOR	6.68% Fixed	HUF	1,883,596,000	12/17/2035	Semi-Annual	331	—	32,619	32,288
3.59% Fixed	6 Mo. NOK NIBOR	NOK	213,893,000	12/16/2029	Semi-Annual	—	(11,235)	153,398	164,633
3.78% Fixed	6 Mo. NOK NIBOR	NOK	279,431,000	03/18/2031	Semi-Annual	—	(34,438)	179,304	213,742
3.97% Fixed	6 Mo. NOK NIBOR	NOK	78,268,000	12/17/2035	Semi-Annual	1,245	—	15,768	14,523
4.03% Fixed	6 Mo. NOK NIBOR	NOK	177,958,000	12/18/2035	Semi-Annual	8,795	—	4,997	(3,798)
4.15% Fixed	6 Mo. PLN WIBOR	PLN	65,573,000	12/17/2030	Semi-Annual	—	—	(112,183)	(112,183)
6 Mo. PLN WIBOR	4.56% Fixed	PLN	36,435,000	12/17/2035	Semi-Annual	—	—	138,142	138,142
BZDIOVRA	14.92% Fixed	BRL	11,070,541	01/02/2029	At Maturity	—	—	131,650	131,650
BZDIOVRA	14.75% Fixed	BRL	10,808,409	01/02/2029	At Maturity	—	—	114,897	114,897
BZDIOVRA	14.74% Fixed	BRL	10,810,201	01/02/2029	At Maturity	—	—	114,520	114,520
BZDIOVRA	13.67% Fixed	BRL	44,796,980	01/02/2031	At Maturity	—	—	169,649	169,649
BZDIOVRA	14.07% Fixed	BRL	18,943,753	01/02/2031	At Maturity	—	—	148,106	148,106
BZDIOVRA	13.67% Fixed	BRL	19,561,218	01/02/2031	At Maturity	—	—	73,073	73,073
BZDIOVRA	13.65% Fixed	BRL	18,654,244	01/02/2031	At Maturity	—	—	61,900	61,900
Total centrally cleared interest rate swaps contracts						$817,694	$(584,040)	$4,077,645	$3,843,991

Foreign Currency Contracts Outstanding at October 31, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
31,485,000	AUD	20,465,737	USD	JPM(1)	11/04/2025	$135,995
24,495,000	AUD	15,983,299	USD	GSC	11/04/2025	44,632
4,420,000	AUD	2,874,041	USD	SSG	11/04/2025	18,119
3,745,000	AUD	2,453,404	USD	CBK	11/04/2025	(2,920)
43,695,000	AUD	28,595,538	USD	DEUT	11/04/2025	(4,378)
12,435,000	AUD	8,161,906	USD	UBS	11/04/2025	(25,251)
7,450,000	AUD	4,911,628	USD	BNP	11/04/2025	(36,833)
26,200,000	AUD	17,219,784	USD	MSC	11/04/2025	(76,211)
12,950,000	AUD	8,577,432	USD	BOA	11/04/2025	(103,797)
165,025,000	AUD	108,847,189	USD	TDB	11/04/2025	(865,586)
183,367,404	AUD	120,885,816	USD	BCLY	11/04/2025	(902,142)
4,380,000	AUD	2,871,155	USD	DEUT	12/01/2025	(4,274)
13,195,000	AUD	8,710,084	USD	GSC	12/01/2025	(73,440)
376,002,404	AUD	248,119,286	USD	TDB	12/01/2025	(2,011,001)
2,290,000	AUD	1,498,482	USD	CBK	12/17/2025	639
50,000	AUD	33,116	USD	MSC	12/17/2025	(384)
8,800,000	AUD	5,826,418	USD	RBC	12/17/2025	(65,606)
200,940,000	BRL	37,242,597	USD	GSC	11/04/2025	58,065
10,410,000	BRL	1,907,607	USD	JPM(1)	11/04/2025	24,811
13,990,000	BRL	2,596,029	USD	BOA	11/04/2025	947
20,540,000	BRL	3,813,399	USD	CBK	11/04/2025	(541)
88,245,000	BRL	16,319,228	USD	UBS	12/02/2025	(49,389)
8,050,000	CAD	5,740,457	USD	DEUT	11/04/2025	255
523,000	CAD	375,075	USD	MSC	11/04/2025	(2,107)
4,900,000	CAD	3,498,988	USD	BNP	11/04/2025	(4,640)
950,000	CAD	683,523	USD	UBS	11/04/2025	(6,048)
12,245,000	CAD	8,770,665	USD	JPM(1)	11/04/2025	(38,364)
22,170,000	CAD	15,871,032	USD	BCLY	11/04/2025	(60,892)
28,437,000	CAD	20,423,127	USD	RBC	11/04/2025	(143,790)
The accompanying notes are an integral part of these financial statements.

165

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Foreign Currency Contracts Outstanding at October 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,025,000	CAD	2,879,865	USD	DEUT	12/01/2025	$(5,522)
4,025,000	CAD	2,883,426	USD	RBC	12/01/2025	(9,083)
4,025,000	CAD	2,889,912	USD	TDB	12/01/2025	(15,569)
4,025,000	CAD	2,892,882	USD	BCLY	12/01/2025	(18,539)
5,385,000	CAD	3,877,923	USD	BNP	12/01/2025	(32,373)
190,000	CAD	138,132	USD	CBK	12/17/2025	(2,325)
780,000	CAD	567,253	USD	SSG	12/17/2025	(9,729)
1,570,000	CHF	1,976,733	USD	CAG	11/04/2025	(24,783)
1,730,000	CHF	2,178,433	USD	JPM(1)	11/04/2025	(27,557)
2,280,000	CHF	2,865,185	USD	SGG	11/04/2025	(30,506)
4,215,000	CHF	5,302,223	USD	BCLY	11/04/2025	(61,796)
4,560,000	CHF	5,736,731	USD	BNP	11/04/2025	(67,372)
11,460,000	CHF	14,347,853	USD	RBC	11/04/2025	(99,858)
9,050,000	CHF	11,390,095	USD	TDB	11/04/2025	(138,406)
22,890,000	CHF	28,677,826	USD	MSC	11/04/2025	(219,136)
18,165,000	CHF	22,834,024	USD	DEUT	11/04/2025	(249,834)
15,855,000	CHF	20,091,802	USD	SSG	11/04/2025	(379,590)
58,335,000	CHF	73,652,068	USD	UBS	11/04/2025	(1,125,298)
116,950,000	CHF	148,085,730	USD	GSC	11/04/2025	(2,684,073)
495,000	CHF	626,452	USD	BNP	12/01/2025	(9,110)
1,835,000	CHF	2,310,121	USD	UBS	12/01/2025	(21,590)
2,295,000	CHF	2,891,491	USD	DEUT	12/01/2025	(29,269)
11,495,000	CHF	14,429,903	USD	MSC	12/01/2025	(93,851)
25,000	CHF	31,816	USD	CBK	12/17/2025	(573)
50,000	CHF	63,583	USD	SSG	12/17/2025	(1,097)
17,729,050,000	CLP	18,590,302	USD	CBK	11/04/2025	220,218
6,723,800,000	CLP	7,075,010	USD	MSC	11/04/2025	58,941
2,387,400,000	CLP	2,505,668	USD	DEUT	11/04/2025	27,364
2,053,600,000	CLP	2,162,139	USD	BCLY	11/04/2025	16,730
1,283,500,000	CLP	1,351,053	USD	GSC	11/04/2025	10,741
513,400,000	CLP	540,934	USD	SCB	11/04/2025	3,784
153,865,000	CNH	21,602,621	USD	JPM(1)	11/04/2025	4,217
33,543,000	CNH	4,707,289	USD	BCLY	11/04/2025	3,063
75,734,000	CNH	10,652,642	USD	CBK	11/04/2025	(17,525)
303,283,000	CNH	42,759,277	USD	UBS	11/04/2025	(170,084)
4,453,000	CNH	629,151	USD	MSC	12/01/2025	(2,681)
23,514,000	CNH	3,313,230	USD	CBK	12/01/2025	(5,160)
8,907,000	CNH	1,258,602	USD	SCB	12/01/2025	(5,520)
10,689,000	CNH	1,511,133	USD	DEUT	12/01/2025	(7,350)
18,276,000	CNH	2,582,560	USD	UBS	12/01/2025	(11,399)
44,578,000	CNH	6,296,417	USD	JPM(1)	12/01/2025	(24,958)
75,612,000	CNH	10,677,569	USD	BNP	12/01/2025	(40,091)
105,894,000	CNH	14,952,989	USD	GSC	12/01/2025	(55,284)
16,494,000	CNY	2,329,631	USD	SSG	12/01/2025	(6,538)
28,773,415,000	COP	7,463,807	USD	CBK	11/04/2025	(3,698)
16,224,040,000	COP	4,167,133	USD	BNP	12/01/2025	22,527
7,051,400,000	COP	1,817,371	USD	CBK	12/01/2025	3,567
2,820,560,000	COP	726,013	USD	BOA	12/01/2025	2,362
52,220,000	CZK	2,487,780	USD	BNP	11/04/2025	(13,895)
168,051,000	CZK	8,179,017	USD	BCLY	11/04/2025	(217,722)
120,591,000	CZK	5,785,198	USD	BCLY	12/01/2025	(69,185)
1,807,000	EUR	2,114,838	USD	BNP	11/04/2025	(31,463)
4,907,000	EUR	5,704,957	USD	SSG	11/04/2025	(47,448)
4,943,000	EUR	5,750,978	USD	GSC	11/04/2025	(51,963)
6,791,000	EUR	7,936,581	USD	UBS	11/04/2025	(106,920)
9,789,000	EUR	11,426,838	USD	RBC	11/04/2025	(140,644)
19,674,000	EUR	22,898,414	USD	MSC	11/04/2025	(215,342)
11,421,000	EUR	13,398,124	USD	CBK	11/04/2025	(230,322)
19,789,000	EUR	23,122,975	USD	JPM(1)	11/04/2025	(307,315)
17,093,000	EUR	20,053,805	USD	CAG	11/04/2025	(346,490)
44,787,000	EUR	52,245,278	USD	BCLY	11/04/2025	(608,261)
The accompanying notes are an integral part of these financial statements.

166

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Foreign Currency Contracts Outstanding at October 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
194,217,000	EUR	229,284,365	USD	DEUT	11/04/2025	$(5,362,542)
123,000	EUR	143,065	USD	DEUT	11/28/2025	(1,064)
749,000	EUR	866,863	USD	BNP	12/01/2025	(2,014)
795,000	EUR	920,415	USD	BOA	12/01/2025	(2,451)
2,237,000	EUR	2,594,539	USD	UBS	12/01/2025	(11,539)
4,968,000	EUR	5,763,748	USD	CAG	12/01/2025	(27,340)
3,427,000	EUR	3,998,695	USD	BCLY	12/01/2025	(41,636)
6,758,000	EUR	7,863,147	USD	JPM(1)	12/01/2025	(59,876)
174,392,000	EUR	203,643,293	USD	DEUT	12/01/2025	(2,277,792)
1,752,000	EUR	2,033,403	USD	CBK	12/17/2025	(8,438)
4,424,000	EUR	5,161,615	USD	JPM(1)	12/17/2025	(48,344)
2,838,000	EUR	3,342,812	USD	DEUT	12/17/2025	(62,644)
465,000	GBP	620,901	USD	BOA	11/04/2025	(10,024)
897,000	GBP	1,205,589	USD	SCB	11/04/2025	(27,188)
2,141,000	GBP	2,871,463	USD	TDB	11/04/2025	(58,804)
2,122,000	GBP	2,851,363	USD	RBC	11/04/2025	(63,665)
3,275,000	GBP	4,386,137	USD	UBS	11/04/2025	(83,728)
4,607,000	GBP	6,159,204	USD	BNP	11/04/2025	(106,930)
6,409,000	GBP	8,583,882	USD	MSC	11/04/2025	(164,297)
10,045,000	GBP	13,388,703	USD	JPM(1)	11/04/2025	(192,456)
9,901,000	GBP	13,264,661	USD	BCLY	11/04/2025	(257,589)
108,148,000	GBP	145,946,804	USD	GSC	11/04/2025	(3,871,393)
565,000	GBP	751,869	USD	BNP	12/01/2025	(9,580)
2,181,000	GBP	2,878,979	USD	TDB	12/01/2025	(13,613)
1,130,000	GBP	1,502,853	USD	UBS	12/01/2025	(18,275)
1,477,000	GBP	1,961,405	USD	JPM(1)	12/01/2025	(20,944)
2,654,000	GBP	3,519,235	USD	BCLY	12/01/2025	(32,448)
4,236,000	GBP	5,612,451	USD	GSC	12/01/2025	(47,256)
117,000	GBP	157,728	USD	MSC	12/17/2025	(4,018)
694,000	GBP	931,720	USD	CBK	12/17/2025	(19,968)
5,906,000	GBP	7,987,735	USD	GSC	12/17/2025	(228,635)
2,052,676,000	HUF	6,098,796	USD	GSC	11/04/2025	492
208,500,000	HUF	621,072	USD	BNP	11/04/2025	(1,538)
1,346,800,000	HUF	4,019,219	USD	BCLY	11/04/2025	(17,362)
1,351,200,000	HUF	4,040,670	USD	UBS	11/04/2025	(25,737)
626,600,000	HUF	1,893,795	USD	MSC	11/04/2025	(31,926)
8,000,000	HUF	23,986	USD	BOA	12/01/2025	(257)
9,800,000	ILS	2,972,715	USD	GSC	11/04/2025	34,732
6,340,000	ILS	1,928,752	USD	BNP	11/04/2025	16,882
5,000	ILS	1,533	USD	GSC	12/01/2025	1
1,440,188,000	INR	16,204,191	USD	BOA	11/04/2025	15,480
2,735,575,000	INR	30,800,359	USD	DEUT	11/04/2025	8,206
213,670,000	INR	2,427,656	USD	JPM(1)	11/04/2025	(21,263)
796,020,000	INR	9,045,874	USD	CBK	11/04/2025	(80,946)
2,242,452,000	INR	25,357,351	USD	CBK	12/01/2025	(136,796)
2,395,831,000	INR	27,097,885	USD	BNP	12/01/2025	(152,298)
104,300,000	JPY	697,444	USD	UBS	11/04/2025	(20,380)
436,400,000	JPY	2,857,802	USD	DEUT	11/04/2025	(24,910)
577,000,000	JPY	3,791,458	USD	CBK	11/04/2025	(45,862)
872,700,000	JPY	5,721,047	USD	SSG	11/04/2025	(55,913)
859,900,000	JPY	5,673,960	USD	BOA	11/04/2025	(91,917)
1,130,900,000	JPY	7,588,291	USD	JPM(1)	11/04/2025	(247,050)
5,678,100,000	JPY	37,766,644	USD	RBC	11/04/2025	(907,245)
9,584,000,000	JPY	63,831,192	USD	BCLY	11/04/2025	(1,616,632)
12,708,000,000	JPY	84,617,333	USD	GSC	11/04/2025	(2,123,321)
30,747,135,000	JPY	207,635,982	USD	MSC	11/04/2025	(8,040,879)
386,200,000	JPY	2,512,245	USD	RBC	12/01/2025	1,675
96,700,000	JPY	629,113	USD	UBS	12/01/2025	344
571,900,000	JPY	3,744,069	USD	JPM(1)	12/01/2025	(21,358)
440,500,000	JPY	2,892,328	USD	DEUT	12/01/2025	(24,949)
443,200,000	JPY	2,921,606	USD	MSC	12/01/2025	(36,651)
The accompanying notes are an integral part of these financial statements.

167

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Foreign Currency Contracts Outstanding at October 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
777,292,000	JPY	5,110,011	USD	BCLY	12/01/2025	$(50,327)
883,700,000	JPY	5,830,787	USD	GSC	12/01/2025	(78,454)
886,400,000	JPY	5,852,666	USD	BOA	12/01/2025	(82,758)
12,913,827,000	JPY	85,255,933	USD	WEST	12/01/2025	(1,195,010)
279,200,000	JPY	1,874,752	USD	MSC	12/17/2025	(54,190)
177,600,000	JPY	1,215,989	USD	SSG	12/17/2025	(57,924)
717,900,000	JPY	4,832,259	USD	CBK	12/17/2025	(151,095)
3,879,640,000	KRW	2,708,867	USD	BNP	11/04/2025	14,733
4,082,290,000	KRW	2,876,908	USD	MSC	11/04/2025	(11,043)
2,039,910,000	KRW	1,459,842	USD	BCLY	11/04/2025	(27,776)
23,951,127,000	KRW	17,211,586	USD	JPM(1)	11/04/2025	(397,322)
21,840,627,000	KRW	15,204,162	USD	BNP	12/01/2025	147,066
37,070,000	MXN	2,011,195	USD	BNP	11/04/2025	(16,819)
31,720,000	MXN	1,724,195	USD	BOA	11/04/2025	(17,651)
53,270,000	MXN	2,895,489	USD	CBK	11/04/2025	(29,549)
118,550,000	MXN	6,414,161	USD	JPM(1)	11/04/2025	(36,141)
100,140,000	MXN	5,429,381	USD	BCLY	11/04/2025	(41,822)
210,340,000	MXN	11,400,974	USD	GSC	11/04/2025	(84,628)
262,770,000	MXN	14,234,489	USD	SSG	11/04/2025	(97,396)
316,235,000	MXN	17,181,642	USD	DEUT	11/04/2025	(168,118)
844,893,000	MXN	45,820,004	USD	MSC	11/04/2025	(364,542)
20,250,000	MXN	1,086,024	USD	BOA	12/01/2025	403
106,750,000	MXN	5,733,391	USD	GSC	12/01/2025	(6,178)
53,250,000	MXN	2,878,153	USD	DEUT	12/01/2025	(21,253)
319,348,000	MXN	17,246,672	USD	RBC	12/01/2025	(113,426)
11,256,000	NOK	1,112,039	USD	JPM(1)	11/04/2025	(803)
28,510,000	NOK	2,856,400	USD	RBC	11/04/2025	(41,781)
61,440,000	NOK	6,112,294	USD	BCLY	11/04/2025	(46,697)
28,450,000	NOK	2,858,793	USD	MSC	11/04/2025	(50,098)
87,890,000	NOK	8,782,946	USD	DEUT	11/04/2025	(106,102)
147,770,000	NOK	14,942,277	USD	UBS	11/04/2025	(353,847)
581,260,000	NOK	57,920,637	USD	GSC	11/04/2025	(536,384)
24,340,000	NOK	2,412,624	USD	BCLY	12/01/2025	(9,712)
15,781,000	NOK	1,580,497	USD	BNP	12/01/2025	(22,553)
27,617,000	NOK	2,764,914	USD	JPM(1)	12/01/2025	(38,486)
726,102,000	NOK	72,535,333	USD	GSC	12/01/2025	(852,518)
840,000	NOK	83,575	USD	CBK	12/17/2025	(653)
3,570,000	NOK	357,762	USD	MSC	12/17/2025	(5,342)
15,230,000	NOK	1,531,648	USD	TDB	12/17/2025	(28,187)
13,255,000	NZD	7,632,441	USD	JPM(1)	11/04/2025	(45,928)
20,495,000	NZD	11,814,261	USD	BNP	11/04/2025	(83,923)
28,820,000	NZD	16,599,883	USD	BCLY	11/04/2025	(104,723)
26,020,000	NZD	15,032,027	USD	CAG	11/04/2025	(139,451)
54,615,000	NZD	31,530,384	USD	MSC	11/04/2025	(271,427)
79,245,000	NZD	45,737,427	USD	DEUT	11/04/2025	(381,461)
107,304,000	NZD	62,734,683	USD	UBS	11/04/2025	(1,319,118)
51,801,000	NZD	29,941,703	USD	BNP	12/01/2025	(260,038)
73,830,000	NZD	42,790,445	USD	BCLY	12/01/2025	(486,294)
60,000	NZD	34,446	USD	CBK	12/17/2025	(40)
40,000	NZD	23,092	USD	UBS	12/17/2025	(155)
30,000	NZD	17,564	USD	MSC	12/17/2025	(361)
235,000	NZD	140,522	USD	SSG	12/17/2025	(5,767)
1,735,000	NZD	1,036,522	USD	ANZ	12/17/2025	(41,625)
6,636,000	PEN	1,895,675	USD	SCB	11/04/2025	75,244
6,636,000	PEN	1,953,891	USD	CBK	12/01/2025	15,392
370,110,000	PHP	6,451,169	USD	UBS	11/04/2025	(162,617)
370,110,000	PHP	6,247,637	USD	JPM(1)	12/01/2025	37,233
5,665,000	PLN	1,570,579	USD	GSC	11/04/2025	(36,643)
16,891,000	PLN	4,634,958	USD	CBK	11/04/2025	(61,311)
15,979,000	PLN	4,392,028	USD	BNP	11/04/2025	(65,327)
50,396,000	PLN	13,850,431	USD	BCLY	11/04/2025	(204,496)
The accompanying notes are an integral part of these financial statements.

168

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Foreign Currency Contracts Outstanding at October 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
10,995,000	PLN	2,990,770	USD	BCLY	12/01/2025	$(14,238)
32,320,000	SEK	3,415,163	USD	UBS	11/04/2025	(12,198)
21,390,000	SEK	2,276,825	USD	CBK	11/04/2025	(24,677)
53,820,000	SEK	5,716,660	USD	RBC	11/04/2025	(49,966)
68,650,000	SEK	7,281,270	USD	JPM(1)	11/04/2025	(53,128)
110,070,000	SEK	11,685,639	USD	TDB	11/04/2025	(96,397)
120,551,000	SEK	12,810,391	USD	BCLY	11/04/2025	(117,606)
215,540,000	SEK	22,884,197	USD	MSC	11/04/2025	(190,047)
219,173,000	SEK	23,320,926	USD	GSC	11/04/2025	(244,257)
423,833,000	SEK	45,306,338	USD	DEUT	11/04/2025	(681,073)
13,670,000	SEK	1,452,387	USD	JPM(1)	12/01/2025	(10,799)
67,070,000	SEK	7,100,532	USD	GSC	12/01/2025	(27,576)
27,190,000	SEK	2,900,872	USD	SSG	12/01/2025	(33,514)
48,099,000	SEK	5,112,634	USD	BCLY	12/01/2025	(40,291)
54,470,000	SEK	5,785,007	USD	DEUT	12/01/2025	(40,800)
480,000	SEK	51,317	USD	CBK	12/17/2025	(646)
22,900,000	SEK	2,444,563	USD	MSC	12/17/2025	(27,122)
21,170,000	SEK	2,292,685	USD	SSG	12/17/2025	(57,872)
810,000	SGD	629,833	USD	BNP	11/04/2025	(7,298)
2,931,000	SGD	2,267,623	USD	UBS	11/04/2025	(14,967)
7,260,000	SGD	5,619,202	USD	MSC	11/04/2025	(39,443)
15,510,000	SGD	12,006,565	USD	BCLY	11/04/2025	(86,170)
18,095,000	SGD	14,023,536	USD	JPM(1)	11/04/2025	(116,407)
638,000	SGD	491,126	USD	BNP	12/01/2025	217
2,845,000	SGD	2,192,796	USD	JPM(1)	12/01/2025	(1,773)
3,665,000	SGD	2,826,248	USD	UBS	12/01/2025	(3,719)
5,690,000	SGD	4,385,804	USD	BCLY	12/01/2025	(3,760)
264,222,000	THB	8,242,398	USD	BCLY	11/04/2025	(68,043)
219,310,000	THB	6,800,184	USD	BCLY	12/01/2025	(1,116)
124,480,000	TWD	4,041,558	USD	MSC	11/04/2025	9,074
171,285,000	TWD	5,592,980	USD	DEUT	11/04/2025	(19,292)
76,325,000	TWD	2,527,402	USD	JPM(1)	11/04/2025	(43,753)
33,110,000	ZAR	1,903,703	USD	DEUT	11/04/2025	5,407
59,030,000	ZAR	3,408,742	USD	BCLY	11/04/2025	(5,094)
18,670,000	ZAR	1,082,597	USD	BNP	11/04/2025	(6,092)
33,380,000	ZAR	1,933,618	USD	SCB	11/04/2025	(8,940)
96,370,000	ZAR	5,577,732	USD	MSC	11/04/2025	(21,073)
74,220,000	ZAR	4,291,463	USD	MSC	12/01/2025	(19,693)
150,736,815	USD	228,595,000	AUD	BCLY	11/04/2025	1,159,147
124,506,938	USD	188,767,000	AUD	TDB	11/04/2025	990,117
8,565,192	USD	13,030,000	AUD	GSC	11/04/2025	39,210
27,407,699	USD	41,830,000	AUD	DEUT	11/04/2025	36,872
2,674,302	USD	4,060,000	AUD	BOA	11/04/2025	17,702
2,837,618	USD	4,310,000	AUD	CBK	11/04/2025	17,435
9,412,354	USD	14,360,000	AUD	JPM(1)	11/04/2025	16,105
2,833,638	USD	4,360,000	AUD	SSG	11/04/2025	(19,262)
11,415,488	USD	17,485,000	AUD	MSC	11/04/2025	(25,556)
249,128,648	USD	377,532,000	AUD	TDB	12/01/2025	2,019,182
16,071,573	USD	24,345,000	AUD	UBS	12/01/2025	136,818
16,370,091	USD	24,915,000	AUD	MSC	12/01/2025	62,248
3,478,543	USD	5,280,000	AUD	BCLY	12/01/2025	22,576
5,745,217	USD	8,765,000	AUD	DEUT	12/01/2025	8,182
2,870,850	USD	4,380,000	AUD	BOA	12/01/2025	3,968
687,972	USD	1,050,000	AUD	JPM(1)	12/01/2025	706
2,885,034	USD	4,410,000	AUD	BNP	12/01/2025	(1,484)
2,443,646	USD	3,665,000	AUD	SSG	12/17/2025	44,399
2,443,980	USD	3,750,000	AUD	CBK	12/17/2025	(10,911)
5,778,702	USD	31,070,000	BRL	DEUT	11/04/2025	11,151
5,093,247	USD	27,435,000	BRL	BOA	11/04/2025	465
10,750,742	USD	58,515,000	BRL	CBK	11/04/2025	(111,447)
7,377,838	USD	40,615,000	BRL	GSC	11/04/2025	(161,558)
The accompanying notes are an integral part of these financial statements.

169

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Foreign Currency Contracts Outstanding at October 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
917,462	USD	4,970,000	BRL	BOA	12/02/2025	$1,137
29,528	USD	160,000	BRL	JPM(1)	12/02/2025	29
157,936,748	USD	218,034,158	CAD	RBC	11/04/2025	2,449,604
22,772,762	USD	31,760,000	CAD	BCLY	11/04/2025	123,688
12,666,108	USD	17,673,000	CAD	JPM(1)	11/04/2025	62,925
5,430,135	USD	7,543,000	CAD	BOA	11/04/2025	50,980
5,721,737	USD	7,980,000	CAD	MSC	11/04/2025	30,943
1,480,470	USD	2,057,000	CAD	SSG	11/04/2025	13,558
6,225,896	USD	8,720,000	CAD	BNP	11/04/2025	7,385
2,870,954	USD	4,030,000	CAD	DEUT	11/04/2025	(2,968)
5,726,679	USD	8,035,000	CAD	CIBC	11/04/2025	(3,338)
5,745,033	USD	8,075,000	CAD	GSC	11/04/2025	(13,508)
70,099,832	USD	96,175,000	CAD	CBK	11/19/2025	1,461,727
170,638,429	USD	236,632,158	CAD	BNP	12/01/2025	1,654,091
7,648,975	USD	10,660,000	CAD	BCLY	12/01/2025	36,430
5,797,135	USD	8,070,000	CAD	CBK	12/01/2025	34,167
2,897,972	USD	4,050,000	CAD	MSC	12/01/2025	5,777
5,775,829	USD	8,085,000	CAD	RBC	12/01/2025	2,149
2,885,962	USD	4,040,000	CAD	TDB	12/01/2025	907
76,375,446	USD	105,500,000	CAD	RBC	12/03/2025	1,026,925
67,431,686	USD	92,976,000	CAD	CBK	12/17/2025	974,741
15,637,848	USD	21,541,000	CAD	BCLY	12/17/2025	240,874
13,078,359	USD	18,023,000	CAD	DEUT	12/17/2025	195,964
2,283,735	USD	3,150,000	CAD	MSC	12/17/2025	32,193
68,029	USD	95,000	CAD	SCB	12/17/2025	126
38,665,182	USD	53,725,000	CAD	RBC	12/31/2025	235,337
217,296,782	USD	172,965,000	CHF	MSC	11/04/2025	2,252,767
64,363,528	USD	51,170,000	CHF	UBS	11/04/2025	744,863
20,060,918	USD	15,975,000	CHF	RBC	11/04/2025	199,513
11,419,320	USD	9,041,000	CHF	GSC	11/04/2025	178,821
10,305,133	USD	8,170,000	CHF	BCLY	11/04/2025	147,532
14,321,733	USD	11,435,000	CHF	SGG	11/04/2025	104,820
8,543,728	USD	6,810,000	CHF	SSG	11/04/2025	76,988
2,883,317	USD	2,295,000	CHF	DEUT	11/04/2025	29,988
1,784,362	USD	1,415,000	CHF	JPM(1)	11/04/2025	25,120
5,732,804	USD	4,595,000	CHF	TDB	11/04/2025	19,931
21,901,766	USD	17,306,000	CHF	BNP	12/01/2025	318,493
8,650,121	USD	6,905,000	CHF	MSC	12/01/2025	38,512
11,553,310	USD	9,250,000	CHF	RBC	12/01/2025	17,122
2,882,948	USD	2,305,000	CHF	GSC	12/01/2025	8,255
894,424	USD	705,000	CHF	SSG	12/17/2025	13,379
25,350	USD	20,000	CHF	MSC	12/17/2025	356
62,826	USD	50,000	CHF	CBK	12/17/2025	342
25,262	USD	20,000	CHF	JPM(1)	12/17/2025	268
4,464,470	USD	4,191,200,000	CLP	BCLY	11/04/2025	17,607
645,068	USD	619,749,000	CLP	BOA	11/04/2025	(12,486)
1,189,034	USD	1,143,375,000	CLP	UBS	11/04/2025	(24,087)
1,268,264	USD	1,222,732,000	CLP	SCB	11/04/2025	(29,054)
2,002,082	USD	1,926,346,000	CLP	CBK	11/04/2025	(41,772)
4,314,732	USD	4,161,450,000	CLP	MSC	11/04/2025	(100,566)
6,246,576	USD	6,026,322,000	CLP	DEUT	11/04/2025	(147,351)
14,077,387	USD	13,549,926,000	CLP	GSC	11/04/2025	(299,084)
2,281,393	USD	2,150,350,000	CLP	UBS	12/01/2025	(499)
8,543,359	USD	60,786,000	CNH	DEUT	11/04/2025	7,349
688,876	USD	4,911,000	CNH	BNP	11/04/2025	(762)
6,648,898	USD	47,397,000	CNH	WFB	11/04/2025	(6,932)
19,910,669	USD	141,844,000	CNH	JPM(1)	11/04/2025	(8,093)
6,895,059	USD	49,161,000	CNH	BCLY	11/04/2025	(8,484)
14,312,626	USD	101,985,000	CNH	SCB	11/04/2025	(8,847)
9,964,183	USD	71,041,000	CNH	SGG	11/04/2025	(11,908)
7,129,628	USD	50,559,000	CNH	JPM(1)	12/01/2025	16,730
The accompanying notes are an integral part of these financial statements.

170

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Foreign Currency Contracts Outstanding at October 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
9,968,020	USD	70,817,000	CNH	GSC	12/01/2025	$5,126
2,091,851	USD	14,870,000	CNH	BNP	12/01/2025	(136)
982,410	USD	6,985,000	CNH	MSC	12/01/2025	(275)
1,097,243	USD	7,804,000	CNH	BCLY	12/01/2025	(663)
165,138	USD	640,146,000	COP	BNP	11/04/2025	(833)
591,801	USD	2,304,672,000	COP	MSC	11/04/2025	(5,733)
1,120,189	USD	4,367,090,000	COP	BOA	11/04/2025	(12,070)
2,615,125	USD	10,135,950,000	COP	CBK	11/04/2025	(12,831)
1,612,418	USD	6,364,150,000	COP	BCLY	11/04/2025	(37,621)
1,607,515	USD	6,364,150,000	COP	UBS	11/04/2025	(42,524)
360,570	USD	1,402,743,000	COP	CBK	12/01/2025	(1,671)
2,303,675	USD	47,190,000	CZK	BOA	11/04/2025	68,083
2,503,004	USD	52,490,000	CZK	JPM(1)	11/04/2025	16,328
1,101,986	USD	22,990,000	CZK	BCLY	12/01/2025	12,260
755,237	USD	15,740,000	CZK	JPM(1)	12/01/2025	9,161
86,892,957	USD	73,678,000	EUR	DEUT	11/04/2025	1,946,160
41,439,463	USD	35,493,000	EUR	BCLY	11/04/2025	517,931
28,586,116	USD	24,491,000	EUR	CAG	11/04/2025	349,302
23,391,829	USD	20,050,000	EUR	JPM(1)	11/04/2025	275,249
15,971,684	USD	13,647,000	EUR	CBK	11/04/2025	237,422
17,209,344	USD	14,811,000	EUR	MSC	11/04/2025	133,052
14,112,360	USD	12,131,000	EUR	GSC	11/04/2025	125,964
7,652,010	USD	6,536,000	EUR	BOA	11/04/2025	116,351
5,718,313	USD	4,900,000	EUR	RBC	11/04/2025	68,874
4,738,744	USD	4,054,000	EUR	UBS	11/04/2025	64,698
6,830,495	USD	5,879,000	EUR	BNP	11/04/2025	52,322
2,877,539	USD	2,471,000	EUR	TDB	11/04/2025	28,608
30,680,479	USD	26,379,006	EUR	DEUT	11/28/2025	226,540
72,516,109	USD	62,132,000	EUR	DEUT	12/01/2025	774,048
57,742,156	USD	49,688,000	EUR	CAG	12/01/2025	368,831
5,786,150	USD	4,968,000	EUR	MSC	12/01/2025	49,741
2,894,810	USD	2,483,000	EUR	GSC	12/01/2025	27,760
5,762,933	USD	4,967,000	EUR	CBK	12/01/2025	27,679
4,157,279	USD	3,580,000	EUR	BCLY	12/01/2025	23,555
2,255,545	USD	1,942,000	EUR	JPM(1)	12/01/2025	13,173
490,634	USD	424,000	EUR	BNP	12/01/2025	1,053
1,900,899	USD	1,616,000	EUR	MSC	12/17/2025	33,122
1,973,302	USD	1,688,000	EUR	CBK	12/17/2025	22,308
589,802	USD	499,000	EUR	SSG	12/17/2025	13,056
137,808,344	USD	102,584,000	GBP	CBK	11/04/2025	3,042,429
50,152,580	USD	37,232,000	GBP	GSC	11/04/2025	1,240,424
24,602,622	USD	18,403,000	GBP	BCLY	11/04/2025	426,363
24,769,014	USD	18,582,000	GBP	CAG	11/04/2025	357,603
13,574,601	USD	10,126,000	GBP	RBC	11/04/2025	271,945
13,114,317	USD	9,781,000	GBP	UBS	11/04/2025	264,893
11,456,594	USD	8,527,000	GBP	TDB	11/04/2025	254,565
12,065,475	USD	9,006,000	GBP	JPM(1)	11/04/2025	234,180
2,856,219	USD	2,130,000	GBP	SSG	11/04/2025	58,010
2,501,970	USD	1,866,000	GBP	MSC	11/04/2025	50,582
1,429,508	USD	1,061,000	GBP	BNP	11/04/2025	35,659
1,311,482	USD	985,000	GBP	JPM(1)	11/28/2025	17,408
99,715,554	USD	74,942,000	GBP	GSC	12/01/2025	1,257,847
1,095,628	USD	830,000	GBP	JPM(1)	12/01/2025	5,186
1,094,633	USD	830,000	GBP	UBS	12/01/2025	4,192
2,018,252	USD	1,537,000	GBP	BCLY	12/01/2025	(1,036)
3,270,007	USD	2,406,000	GBP	SSG	12/17/2025	109,086
775,692	USD	582,000	GBP	JPM(1)	12/17/2025	11,080
687,722	USD	516,000	GBP	CBK	12/17/2025	9,819
9,693,071	USD	3,200,846,000	HUF	GSC	11/04/2025	182,131
2,254,484	USD	752,800,000	HUF	DEUT	11/04/2025	17,626
1,249,305	USD	417,000,000	HUF	BNP	11/04/2025	10,238
The accompanying notes are an integral part of these financial statements.

171

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Foreign Currency Contracts Outstanding at October 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,097,867	USD	367,500,000	HUF	JPM(1)	11/04/2025	$5,884
8,439,510	USD	2,838,440,000	HUF	BCLY	11/04/2025	5,417
5,963,634	USD	1,990,810,000	HUF	BCLY	12/01/2025	58,554
686,968	USD	231,100,000	HUF	BNP	12/01/2025	1,486
187,318	USD	3,127,000,000	IDR	DEUT	11/04/2025	(709)
188,266	USD	3,127,000,000	IDR	DEUT	12/01/2025	287
5,061,366	USD	16,475,000	ILS	BOA	11/04/2025	5,481
1,915,865	USD	6,335,000	ILS	MSC	11/04/2025	(28,234)
7,764,561	USD	26,006,000	ILS	GSC	11/04/2025	(216,219)
4,443,711	USD	14,480,000	ILS	BCLY	12/01/2025	205
1,536	USD	5,000	ILS	RBC	12/01/2025	2
10,020,912	USD	32,681,000	ILS	GSC	12/01/2025	(7,969)
4,607,330	USD	406,730,000	INR	DEUT	11/04/2025	26,659
5,241,340	USD	466,930,000	INR	JPM(1)	11/04/2025	(17,314)
7,682,708	USD	680,900,000	INR	DEUT	12/01/2025	24,718
1,843,874	USD	163,385,000	INR	BNP	12/01/2025	6,305
978,753	USD	86,555,000	INR	CBK	12/01/2025	5,280
165,309,512	USD	24,889,904,000	JPY	MSC	11/04/2025	3,736,639
35,996,307	USD	5,386,600,000	JPY	BCLY	11/04/2025	1,029,178
60,291,026	USD	9,151,300,000	JPY	SSG	11/04/2025	885,339
25,696,761	USD	3,861,900,000	JPY	GSC	11/04/2025	627,229
20,436,592	USD	3,062,970,000	JPY	SCB	11/04/2025	553,314
20,045,251	USD	3,003,865,000	JPY	CBK	11/04/2025	545,653
20,089,096	USD	3,014,300,000	JPY	RBC	11/04/2025	521,759
12,886,971	USD	1,933,508,000	JPY	JPM(1)	11/04/2025	335,600
6,945,555	USD	1,038,200,000	JPY	BNP	11/04/2025	206,078
2,880,911	USD	435,100,000	JPY	DEUT	11/04/2025	56,458
2,304,110	USD	346,500,000	JPY	UBS	11/04/2025	54,804
1,721,321	USD	260,400,000	JPY	BOA	11/04/2025	30,934
80,002,566	USD	11,662,150,000	JPY	ANZ	11/10/2025	4,251,598
50,302,196	USD	7,619,339,000	JPY	WEST	12/01/2025	705,073
85,056,816	USD	13,053,712,000	JPY	MSC	12/01/2025	85,328
8,426,765	USD	1,282,888,000	JPY	CBK	12/01/2025	75,968
15,007,370	USD	2,298,900,000	JPY	BCLY	12/01/2025	42,973
2,924,145	USD	443,200,000	JPY	BNP	12/01/2025	39,190
5,751,225	USD	880,300,000	JPY	GSC	12/01/2025	21,024
70,187,629	USD	10,302,800,000	JPY	SCB	12/08/2025	3,072,142
76,514,406	USD	11,183,950,000	JPY	WEST	12/15/2025	3,603,712
6,291,238	USD	918,500,000	JPY	BNP	12/17/2025	302,034
1,964,268	USD	299,200,000	JPY	BCLY	12/17/2025	13,294
7,458	USD	1,100,000	JPY	CBK	12/17/2025	285
77,886,979	USD	11,791,700,000	JPY	JPM(1)	02/02/2026	657,693
38,939,788	USD	5,951,600,000	JPY	UBS	02/09/2026	(64,033)
138,547,927	USD	192,799,139,000	KRW	JPM(1)	11/04/2025	3,198,317
5,740,671	USD	8,030,050,000	KRW	MSC	11/04/2025	103,383
2,882,973	USD	4,082,290,000	KRW	DEUT	11/04/2025	17,108
134,215,441	USD	192,799,139,000	KRW	BNP	12/01/2025	(1,298,230)
24,497,273	USD	451,300,000	MXN	SSG	11/04/2025	217,217
25,773,895	USD	475,718,000	MXN	GSC	11/04/2025	180,146
13,018,455	USD	240,843,000	MXN	BCLY	11/04/2025	61,040
7,682,851	USD	141,900,000	MXN	JPM(1)	11/04/2025	48,595
4,314,181	USD	79,560,000	MXN	BOA	11/04/2025	33,832
8,565,933	USD	158,590,000	MXN	CBK	11/04/2025	33,750
5,702,248	USD	105,500,000	MXN	RBC	11/04/2025	26,321
4,732,806	USD	87,520,000	MXN	MSC	11/04/2025	24,207
2,852,835	USD	52,770,000	MXN	SCB	11/04/2025	13,796
7,456,107	USD	138,061,000	MXN	RBC	12/01/2025	49,036
8,213,388	USD	152,330,000	MXN	JPM(1)	12/01/2025	40,775
7,100,175	USD	131,862,000	MXN	SSG	12/01/2025	25,686
2,882,112	USD	53,630,000	MXN	SCB	12/01/2025	4,825
686,495	USD	12,759,000	MXN	BCLY	12/01/2025	1,966
The accompanying notes are an integral part of these financial statements.

172

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Foreign Currency Contracts Outstanding at October 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,338,665	USD	62,200,000	MXN	CBK	12/01/2025	$1,591
467,694	USD	8,708,000	MXN	GSC	12/01/2025	504
335,069,636	USD	3,308,997,000	NOK	UBS	11/04/2025	8,392,554
11,390,909	USD	113,727,000	NOK	JPM(1)	11/04/2025	163,335
7,839,061	USD	78,580,000	NOK	BCLY	11/04/2025	81,339
2,501,896	USD	24,850,000	NOK	DEUT	11/04/2025	48,607
2,858,814	USD	28,510,000	NOK	MSC	11/04/2025	44,195
1,593,162	USD	15,893,000	NOK	TDB	11/04/2025	24,143
19,254,023	USD	195,334,000	NOK	GSC	11/04/2025	(30,113)
341,420,408	USD	3,420,435,000	NOK	GSC	12/01/2025	3,745,525
5,749,444	USD	57,910,000	NOK	DEUT	12/01/2025	32,407
3,220,598	USD	32,300,000	NOK	UBS	12/01/2025	31,853
805,947	USD	8,120,000	NOK	BCLY	12/01/2025	4,318
454,069	USD	4,470,000	NOK	SSG	12/17/2025	12,803
18,911	USD	190,000	NOK	CBK	12/17/2025	155
456,929,684	USD	779,100,000	NZD	UBS	11/04/2025	11,010,923
68,297,020	USD	117,855,000	NZD	MSC	11/04/2025	842,576
22,013,984	USD	37,820,000	NZD	JPM(1)	11/04/2025	367,664
19,821,115	USD	34,245,000	NZD	DEUT	11/04/2025	220,951
3,845,928	USD	6,615,000	NZD	SSG	11/04/2025	59,825
12,415,795	USD	21,614,000	NZD	BCLY	11/04/2025	44,998
2,860,184	USD	4,950,000	NZD	BNP	11/04/2025	27,046
8,551,232	USD	14,930,000	NZD	RBC	11/04/2025	6,030
2,850,526	USD	4,975,000	NZD	BOA	11/04/2025	3,079
444,496,026	USD	766,695,000	NZD	BCLY	12/01/2025	5,184,347
9,649,019	USD	16,705,000	NZD	MSC	12/01/2025	77,152
8,624,716	USD	15,000,000	NZD	BNP	12/01/2025	29,806
8,634,309	USD	15,030,000	NZD	DEUT	12/01/2025	22,207
2,104,914	USD	3,660,000	NZD	UBS	12/01/2025	7,755
469,200	USD	800,000	NZD	CBK	12/17/2025	10,458
21,867,716	USD	78,875,757	PLN	GSC	11/04/2025	510,197
7,822,530	USD	28,663,000	PLN	BCLY	11/04/2025	61,329
5,118,285	USD	18,607,757	PLN	BCLY	12/01/2025	80,852
7,636,880	USD	33,099,000	RON	GSC	11/04/2025	136,101
7,413,056	USD	32,209,000	RON	CBK	11/04/2025	113,965
14,948,727	USD	65,308,000	RON	GSC	12/02/2025	169,382
238,284,825	USD	2,216,636,000	SEK	DEUT	11/04/2025	4,895,794
26,049,103	USD	245,120,000	SEK	MSC	11/04/2025	240,481
17,198,188	USD	161,470,000	SEK	TDB	11/04/2025	197,054
14,284,091	USD	134,610,000	SEK	GSC	11/04/2025	111,039
15,231,561	USD	143,697,000	SEK	BCLY	11/04/2025	101,740
17,067,730	USD	161,240,000	SEK	RBC	11/04/2025	90,813
10,954,242	USD	103,668,000	SEK	JPM(1)	11/04/2025	39,065
1,617,199	USD	15,160,000	SEK	UBS	11/04/2025	21,006
207,513,456	USD	1,943,344,000	SEK	GSC	12/01/2025	2,575,535
4,364,560	USD	40,860,000	SEK	UBS	12/01/2025	55,614
2,911,459	USD	27,190,000	SEK	DEUT	12/01/2025	44,102
5,754,568	USD	54,180,000	SEK	MSC	12/01/2025	40,944
826,809	USD	7,700,000	SEK	BNP	12/17/2025	13,958
2,291,774	USD	21,730,000	SEK	CBK	12/17/2025	(2,156)
22,890,322	USD	29,331,307	SGD	BNP	11/04/2025	347,397
15,312,079	USD	19,760,000	SGD	JPM(1)	11/04/2025	125,298
8,918,334	USD	11,480,000	SGD	CBK	11/04/2025	95,244
12,482,335	USD	16,135,000	SGD	BCLY	11/04/2025	81,588
3,608,803	USD	4,680,000	SGD	MSC	11/04/2025	11,933
2,295,587	USD	2,975,000	SGD	UBS	11/04/2025	9,116
1,936,295	USD	2,510,000	SGD	SCB	11/04/2025	7,205
35,415,974	USD	45,740,307	SGD	UBS	12/01/2025	189,952
2,016,254	USD	2,605,000	SGD	SSG	12/01/2025	10,063
1,021,878	USD	1,320,000	SGD	JPM(1)	12/01/2025	5,305
754,613	USD	975,000	SGD	BNP	12/01/2025	3,735
The accompanying notes are an integral part of these financial statements.

173

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2025

Foreign Currency Contracts Outstanding at October 31, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,038,405	USD	2,645,000	SGD	BCLY	12/01/2025	$1,409
17,177,252	USD	554,813,000	THB	BCLY	11/04/2025	12,751
2,888,077	USD	93,617,000	THB	SCB	11/04/2025	(8,195)
1,425,559	USD	46,650,000	THB	JPM(1)	11/04/2025	(17,673)
6,710,808	USD	216,288,000	THB	CBK	12/01/2025	5,428
14,012,984	USD	423,052,000	TWD	CBK	11/04/2025	246,690
1,666,105	USD	50,962,000	TWD	DEUT	12/01/2025	4,742
3,283,666	USD	56,780,000	ZAR	BOA	11/04/2025	9,752
1,088,336	USD	18,750,000	ZAR	BNP	11/04/2025	7,218
1,936,563	USD	33,500,000	ZAR	BCLY	11/04/2025	4,966
33,531,451	USD	581,822,000	ZAR	MSC	11/04/2025	(16,190)
3,032,461	USD	52,880,000	ZAR	DEUT	11/04/2025	(16,580)
33,385,295	USD	577,392,000	ZAR	MSC	12/01/2025	153,199
1,966,996	USD	33,870,000	ZAR	BCLY	12/01/2025	17,591
Total foreign currency contracts						$45,598,086

(1)	At October 31, 2025, the counterparty had deposited in a segregated account securities with a value of $1,792,719 in connection with open foreign currency contracts.
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$322,794,768	$—	$322,794,768	$—
Convertible Bonds	3,717,960	—	3,717,960	—
Corporate Bonds	526,623,906	—	526,623,906	—
Foreign Government Obligations	2,269,431,050	—	2,269,431,050	—
Senior Floating Rate Interests	63,923,946	—	63,923,946	—
U.S. Government Agencies	67,940,961	—	67,940,961	—
U.S. Government Securities	196,355,272	—	196,355,272	—
Common Stocks	223,272	35	—	223,237
Short-Term Investments	349,753,174	22,584,916	327,168,258	—
Purchased Options	8,954,270	1,192,827	7,761,443	—
Foreign Currency Contracts(2)	98,976,553	—	98,976,553	—
Futures Contracts(2)	2,364,424	2,364,424	—	—
Swaps - Credit Default(2)	245,357	—	245,357	—
Swaps - Interest Rate(2)	7,997,042	—	7,997,042	—
Total	$3,919,301,955	$26,142,202	$3,892,936,516	$223,237
Liabilities
Foreign Currency Contracts(2)	$(53,378,467)	$—	$(53,378,467)	$—
Futures Contracts(2)	(4,646,011)	(4,646,011)	—	—
Swaps - Credit Default(2)	(220,568)	—	(220,568)	—
Swaps - Interest Rate(2)	(4,153,051)	—	(4,153,051)	—
Written Options	(96,073)	(96,073)	—	—
Total	$(62,494,170)	$(4,742,084)	$(57,752,086)	$—

(1)	For the year ended October 31, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

174

Hartford Fixed Income Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CAG	Credit Agricole CIB
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
WFB	Wells Fargo Bank NA
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
PYG	Paraguay Guarani
RON	Romania New Leu
RSD	Serbia Dinar
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
ITRAXX-XOVER	iTraxx Europe Crossover
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration
Other Abbreviations:
AG	Assured Guaranty Inc.
AMBAC	American Municipal Bond Assurance Corp.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
BBSW	Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CNRR	China Fixing Repo Rate
CORRA	Canadian Overnight Repo Rate Average
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GmbH	Gesellschaft mit beschränkter Haftung
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KSDA	Korea Securities Dealers Association
MSCI	Morgan Stanley Capital International
NIBOR	Norwegian Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
NZDBBR	New Zealand Bank Bill Rate
OJSC	Open Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
PSF-GTD	Permanent School Fund
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Enhancement Program
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor's Depositary Receipt
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriation
ST INTERCEPT	State Intercept
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Tbk	Terbuka
TIIE	Interbank Equilibrium Interest Rate
TONAR	Tokyo Overnight Average Rate
UKRPI	UK Retail Price Index
WIBOR	Warsaw Interbank Offered Rate

175

Hartford Fixed Income Funds
 Statements of Assets and Liabilities
October 31, 2025

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Assets:
Investments in securities, at market value(1)	$3,357,704,735	$28,437,302	$922,676,673	$445,481,878	$340,463,310	$143,777,684
Repurchase agreements	—	127,798	—	3,332,816	2,653,261	—
Cash	42,306,434	516,535	29,084,628	13,096,754	13,757,261	2,734,682
Cash collateral due from broker on foreign currency contracts	—	84,000	—	—	—	—
Cash collateral due from broker on futures contracts	—	58,659	74,787	28,721	—	403,971
Cash collateral due from broker on swap contracts	—	150,000	731,590	—	—	—
Foreign currency	—	197,272	32,681	1,426,498	1,496,642	195,543
Unrealized appreciation on OTC swap contracts	—	—	539,651	—	2,011,332	—
Unrealized appreciation on foreign currency contracts	—	476,717	741,847	166,170	214,898	—
Unrealized appreciation on bond forward contracts	—	—	—	—	20,084	—
Receivables:
From affiliates	82,806	18,665	12,698	20,315	—	17,730
Investment securities sold	141,813,952	41,565	12,860,938	—	109,596	325
Fund shares sold	32,826,766	4,450	692,904	319,603	521,305	4,512
Dividends and interest	30,644,504	437,967	6,144,805	6,579,820	1,622,722	1,037,836
Securities lending income	12,588	5	—	—	99	1,444
Variation margin on centrally cleared swap contracts	—	8,442	—	—	24,662	—
Tax reclaims	—	8,661	—	—	—	—
Other assets	123,274	42,587	53,363	58,900	53,212	59,112
Total assets	3,605,515,059	30,610,625	973,646,565	470,511,475	362,948,384	148,232,839
Liabilities:
Unrealized depreciation on foreign currency contracts	—	303,537	2,192	—	64,013	—
Obligation to return securities lending collateral	15,390,170	68,159	—	—	663,250	642,328
Unrealized depreciation on OTC swap contracts	—	—	24,767	—	121,014	—
Cash collateral due to broker on swap contracts	—	—	570,000	—	1,050,000	—
Unfunded loan commitments	—	—	1,844,117	—	—	36,320
Payables:
Investment securities purchased	181,703,601	121,622	17,020,155	5,884,285	7,034,512	1,652,641
Fund shares redeemed	4,151,955	3,716	2,626,459	509,337	126,482	194,660
Investment management fees	1,513,981	19,126	510,199	196,018	117,161	74,201
Transfer agent fees	608,128	5,986	254,030	116,176	80,166	33,761
Accounting services fees	71,359	939	28,123	15,200	11,172	4,911
Chief Compliance Officer fees	977	11	370	166	123	54
Board of Directors' fees	4,112	55	2,302	943	620	315
Variation margin on futures contracts	—	5,074	332	1,811	31,569	25,297
Variation margin on centrally cleared swap contracts	—	—	9,345	—	—	—
Foreign taxes	—	4,228	—	—	554	—
Distribution fees	5,202	293	20,295	10,112	6,451	2,536
Distributions payable	462,871	—	798,160	21,384	—	4,201
Written options	—	24,602	—	—	—	—
OTC swap contracts premiums received	—	—	—	—	5,987	—
Accrued expenses	64,335	52,754	82,943	61,657	56,649	58,818
Total liabilities	203,976,691	610,102	23,793,789	6,817,089	9,369,723	2,730,043
Net assets	$3,401,538,368	$30,000,523	$949,852,776	$463,694,386	$353,578,661	$145,502,796
Summary of Net Assets:
Capital stock and paid-in-capital	$3,349,408,168	$106,698,153	$1,632,828,414	$496,844,541	$448,573,701	$245,488,653
Distributable earnings (loss)	52,130,200	(76,697,630)	(682,975,638)	(33,150,155)	(94,995,040)	(99,985,857)
Net assets	$3,401,538,368	$30,000,523	$949,852,776	$463,694,386	$353,578,661	$145,502,796
Shares authorized	1,000,000,000	550,000,000	3,200,000,000	485,000,000	6,190,000,000	550,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$10.41	$4.93	$7.72	$7.16	$10.36	$9.01
Maximum offering price per share	10.90	5.16	7.96	7.50	10.85	9.29
Shares outstanding	7,462,184	1,547,435	59,590,480	36,211,955	11,954,744	6,056,773
Net Assets	$77,698,649	$7,626,294	$460,230,358	$259,350,227	$123,880,761	$54,560,631
The accompanying notes are an integral part of these financial statements.

176

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2025

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Class C:Net asset value per share	$10.41	$4.96	$7.82	$7.14	$9.93	$9.11
Shares outstanding	1,795,147	42,613	4,127,636	1,163,528	538,789	527,225
Net Assets	$18,687,739	$211,272	$32,279,798	$8,311,719	$5,349,178	$4,804,077
Class I:Net asset value per share	$10.40	$4.88	$7.62	$7.12	$10.62	$8.90
Shares outstanding	262,839,028	865,487	50,301,386	5,254,613	3,678,614	6,245,940
Net Assets	$2,733,688,448	$4,222,098	$383,440,341	$37,395,636	$39,081,355	$55,560,894
Class R3:Net asset value per share	$—	$4.96	$7.79	$7.17	$10.11	$9.05
Shares outstanding	—	2,491	183,034	175,814	1,921,447	11,168
Net Assets	$—	$12,344	$1,426,362	$1,260,196	$19,421,581	$101,082
Class R4:Net asset value per share	$—	$4.90	$7.71	$7.18	$10.38	$8.99
Shares outstanding	—	2,544	218,220	80,739	334,959	5,112
Net Assets	$—	$12,470	$1,683,521	$579,403	$3,475,840	$45,958
Class R5:Net asset value per share	$10.40	$4.62	$7.63	$7.08	$10.58	$8.88
Shares outstanding	10,784	2,769	152,061	71,990	639,798	1,054,774
Net Assets	$112,100	$12,806	$1,160,818	$509,505	$6,767,146	$9,365,726
Class R6:Net asset value per share	$10.38	$—	$—	$6.98	$—	$—
Shares outstanding	20,364	—	—	142,838	—	—
Net Assets	$211,363	$—	$—	$997,697	$—	$—
Class Y:Net asset value per share	$10.40	$4.83	$7.59	$7.03	$10.65	$8.89
Shares outstanding	2,464,062	2,843,289	3,996,533	128,892	3,792,675	464,226
Net Assets	$25,633,073	$13,745,458	$30,349,659	$905,504	$40,392,371	$4,127,973
Class F:Net asset value per share	$10.38	$4.88	$7.58	$7.06	$10.62	$8.89
Shares outstanding	52,574,078	852,306	5,183,125	21,865,957	10,845,085	1,904,674
Net Assets	$545,506,996	$4,157,781	$39,281,919	$154,384,499	$115,210,429	$16,936,455
Cost of investments	$3,355,957,992	$28,215,581	$967,828,828	$441,852,887	$351,961,335	$145,106,652
Cost of foreign currency	$—	$264,757	$32,719	$1,430,693	$1,502,152	$199,334
Written option contracts premiums received	$—	$36,624	$—	$—	$—	$—
(1) Includes Investment in securities on loan, at market value	$14,891,127	$64,987	$—	$—	$633,488	$1,572,974
The accompanying notes are an integral part of these financial statements.

177

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2025

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Tax-Aware Bond Fund	The Hartford Short Duration Fund
Assets:
Investments in securities, at market value(1)	$1,912,893,563	$37,802,934	$77,422,401	$32,534,624	$846,438,373	$2,075,810,151
Repurchase agreements	22,152,207	232,390	—	—	—	8,137,045
Cash	87,247,075	918,863	479,337	41,481	18,339,252	47,495,605
Cash collateral due from broker on futures contracts	—	—	146,175	—	—	3,959,472
Foreign currency	—	—	—	2,426	—	3,122,171
Unrealized appreciation on foreign currency contracts	—	—	—	47,498	—	217,435
Receivables:
From affiliates	—	9,822	13,936	18,558	18,792	—
Investment securities sold	—	—	309,598	518,080	2,008,138	1,885,266
Fund shares sold	1,073,537	75,022	368,184	19,019	563,300	6,843,623
Dividends and interest	25,781,715	438,424	710,707	621,198	8,891,273	16,184,645
Securities lending income	—	—	30	272	—	14,823
Other assets	82,627	22,897	55,469	71,269	57,824	95,338
Total assets	2,049,230,724	39,500,352	79,505,837	33,874,425	876,316,952	2,163,765,574
Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	—	103,485	—	—
Obligation to return securities lending collateral	—	—	540,975	527,298	—	30,153,340
Unfunded loan commitments	—	—	—	—	—	346,001
Payables:
Investment securities purchased	47,607,620	1,092,442	391,241	635,674	19,889,493	19,795,880
Fund shares redeemed	2,753,736	9,796	315	584	1,611,115	2,361,374
Investment management fees	518,013	11,412	21,649	9,820	329,719	671,913
Transfer agent fees	386,644	4,764	1,802	1,813	170,958	326,192
Accounting services fees	49,404	1,199	2,790	734	25,451	52,072
Chief Compliance Officer fees	692	14	29	9	310	741
Board of Directors' fees	4,001	83	175	51	2,192	4,033
Variation margin on futures contracts	—	—	2,046	—	—	37,042
Foreign taxes	—	—	—	726	—	—
Distribution fees	14,930	930	—	77	4,858	29,620
Distributions payable	287,469	—	—	—	—	267,151
Accrued expenses	65,167	40,911	47,103	47,050	67,751	111,046
Total liabilities	51,687,676	1,161,551	1,008,125	1,327,321	22,101,847	54,156,405
Net assets	$1,997,543,048	$38,338,801	$78,497,712	$32,547,104	$854,215,105	$2,109,609,169
Summary of Net Assets:
Capital stock and paid-in-capital	$2,084,845,293	$39,007,420	$105,384,395	$50,550,014	$903,246,992	$2,144,927,126
Distributable earnings (loss)	(87,302,245)	(668,619)	(26,886,683)	(18,002,910)	(49,031,887)	(35,317,957)
Net assets	$1,997,543,048	$38,338,801	$78,497,712	$32,547,104	$854,215,105	$2,109,609,169
Shares authorized	865,000,000	300,000,000	375,000,000	500,000,000	575,000,000	745,000,000
Par value	$0.0010	$0.0010	$—	$0.0001	$0.0001	$0.0010
Class A:Net asset value per share	$8.42	$10.05	$—	$7.48	$10.11	$9.86
Maximum offering price per share	8.82	10.52	—	7.83	10.59	10.06
Shares outstanding	46,042,413	2,613,834	—	224,975	9,357,512	75,171,205
Net Assets	$387,558,876	$26,266,070	$—	$1,683,184	$94,616,550	$741,378,296
Class C:Net asset value per share	$8.42	$10.07	$—	$7.45	$10.17	$9.86
Shares outstanding	1,439,537	20,840	—	17,756	1,172,289	2,862,343
Net Assets	$12,126,302	$209,929	$—	$132,311	$11,924,175	$28,233,678
Class I:Net asset value per share	$8.42	$10.00	$8.75	$7.46	$10.09	$9.80
Shares outstanding	95,915,221	511,759	148,347	325,229	47,002,725	57,668,576
Net Assets	$807,460,447	$5,118,462	$1,297,843	$2,427,797	$474,123,942	$564,912,942
Class R3:Net asset value per share	$—	$—	$8.90	$7.49	$—	$9.85
Shares outstanding	—	—	1,104	1,696	—	390,601
Net Assets	$—	$—	$9,823	$12,700	$—	$3,846,753
The accompanying notes are an integral part of these financial statements.

178

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2025

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Tax-Aware Bond Fund	The Hartford Short Duration Fund
Class R4:Net asset value per share	$—	$—	$8.80	$7.48	$—	$9.85
Shares outstanding	—	—	1,119	1,734	—	418,018
Net Assets	$—	$—	$9,846	$12,970	$—	$4,116,067
Class R5:Net asset value per share	$—	$—	$8.74	$7.46	$—	$9.80
Shares outstanding	—	—	1,135	1,770	—	265,797
Net Assets	$—	$—	$9,919	$13,204	$—	$2,604,981
Class R6:Net asset value per share	$—	$—	$—	$—	$—	$9.72
Shares outstanding	—	—	—	—	—	322,193
Net Assets	$—	$—	$—	$—	$—	$3,131,283
Class Y:Net asset value per share	$8.41	$—	$8.73	$7.46	$10.10	$9.79
Shares outstanding	34,479,018	—	622,296	22,875	1,177	441,125
Net Assets	$290,098,228	$—	$5,434,582	$170,747	$11,885	$4,316,723
Class F:Net asset value per share	$8.41	$10.00	$8.74	$6.86	$10.09	$9.76
Shares outstanding	59,523,568	674,343	6,651,753	3,981	23,641,117	77,588,712
Net Assets	$500,299,195	$6,744,340	$58,136,682	$27,314	$238,479,394	$757,068,446
Class SDR:Net asset value per share	$—	$—	$8.72	$7.46	$10.08	$—
Shares outstanding	—	—	1,559,883	3,759,997	3,479,203	—
Net Assets	$—	$—	$13,599,017	$28,066,877	$35,059,159	$—
Cost of investments	$1,928,608,836	$37,836,474	$76,607,086	$31,552,562	$851,529,563	$2,071,968,372
Cost of foreign currency	$—	$—	$—	$2,433	$—	$3,126,369
(1) Includes Investment in securities on loan, at market value	$—	$—	$525,657	$645,526	$—	$31,221,048
The accompanying notes are an integral part of these financial statements.

179

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2025

	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Assets:
Investments in securities, at market value(1)	$5,022,866,241	$72,901,905	$5,521,207,861	$3,798,664,205
Repurchase agreements	11,218,928	106,072	17,412,803	11,054,374
Cash	59,378,292	417,883	82,515,725	49,326,756
Foreign currency	80,430,432	—	7,695,317	6,428,214
Unrealized appreciation on OTC swap contracts	—	—	—	201,285
Unrealized appreciation on foreign currency contracts	8,078,099	—	1,114,154	98,976,553
Receivables:
From affiliates	—	10,778	—	—
Investment securities sold	690,333,277	—	752,440,598	3,409,789
Fund shares sold	13,056,345	93,713	4,031,669	9,672,067
Dividends and interest	40,397,757	1,050,849	32,146,605	28,266,099
Securities lending income	63,208	—	9,673	14,338
Variation margin on futures contracts	—	—	—	357,821
Variation margin on centrally cleared swap contracts	—	—	584,779	—
Tax reclaims	306,662	—	121,231	—
OTC swap contracts premiums paid	—	—	—	166,223
Other assets	135,338	22,271	93,658	93,243
Total assets	5,926,264,579	74,603,471	6,419,374,073	4,006,630,967
Liabilities:
Unrealized depreciation on foreign currency contracts	435,315	—	—	53,378,467
Obligation to return securities lending collateral	112,238,426	—	21,732,515	22,584,916
Cash collateral due to broker on foreign currency contracts	60,000	—	—	1,660,000
Cash collateral due to broker on TBA sale commitments	770,000	—	1,442,000	—
TBA sale commitments, at market value	262,385,710	—	370,063,065	—
Unfunded loan commitments	670,621	—	—	23,462
Payables:
Investment securities purchased	1,161,949,850	—	1,481,996,629	67,834,114
Fund shares redeemed	2,634,485	86,755	4,969,873	2,566,456
Investment management fees	1,756,406	22,051	1,056,456	1,865,934
Transfer agent fees	696,871	18,264	537,397	427,872
Accounting services fees	97,104	2,443	109,336	97,250
Chief Compliance Officer fees	1,408	26	1,637	1,599
Board of Directors' fees	7,196	156	9,216	7,519
Variation margin on futures contracts	660,607	—	177,035	—
Variation margin on centrally cleared swap contracts	4,386,523	—	—	14,087
Foreign taxes	22,229	—	—	—
Distribution fees	24,042	945	36,879	9,765
Distributions payable	—	593	879,336	—
Written options	—	—	—	96,073
Accrued expenses	148,656	41,826	162,575	327,047
Total liabilities	1,548,945,449	173,059	1,883,173,949	150,894,561
Net assets	$4,377,319,130	$74,430,412	$4,536,200,124	$3,855,736,406
Summary of Net Assets:
Capital stock and paid-in-capital	$4,745,766,154	$83,675,244	$4,987,917,780	$3,923,066,688
Distributable earnings (loss)	(368,447,024)	(9,244,832)	(451,717,656)	(67,330,282)
Net assets	$4,377,319,130	$74,430,412	$4,536,200,124	$3,855,736,406
Shares authorized	1,565,000,000	300,000,000	1,575,000,000	1,550,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$8.09	$10.10	$9.32	$10.10
Maximum offering price per share	8.47	10.58	9.76	10.58
Shares outstanding	39,974,316	2,445,485	112,697,962	23,936,129
Net Assets	$323,237,373	$24,700,306	$1,050,042,031	$241,866,037
Class C:Net asset value per share	$8.21	$10.10	$9.43	$9.77
Shares outstanding	11,289,422	73,169	221,256	1,001,748
Net Assets	$92,633,368	$738,700	$2,085,915	$9,788,760
The accompanying notes are an integral part of these financial statements.

180

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2025

	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Class I:Net asset value per share	$8.11	$10.07	$9.24	$10.22
Shares outstanding	292,226,765	3,454,534	103,617,119	120,029,253
Net Assets	$2,368,999,789	$34,789,825	$956,963,599	$1,227,102,521
Class R3:Net asset value per share	$8.08	$—	$9.58	$9.98
Shares outstanding	366,491	—	350,476	103,403
Net Assets	$2,961,873	$—	$3,358,308	$1,032,478
Class R4:Net asset value per share	$8.09	$—	$9.50	$10.13
Shares outstanding	307,585	—	855,806	109,936
Net Assets	$2,487,231	$—	$8,127,473	$1,113,674
Class R5:Net asset value per share	$8.06	$—	$9.41	$10.22
Shares outstanding	4,503,347	—	106,368	852,226
Net Assets	$36,301,958	$—	$1,000,644	$8,711,692
Class R6:Net asset value per share	$8.06	$—	$9.29	$10.28
Shares outstanding	123,910,626	—	77,853,991	18,116,255
Net Assets	$998,912,555	$—	$723,435,628	$186,193,070
Class Y:Net asset value per share	$8.05	$—	$9.33	$10.26
Shares outstanding	15,960,064	—	10,111,387	7,717,099
Net Assets	$128,408,464	$—	$94,387,746	$79,161,842
Class F:Net asset value per share	$8.09	$10.07	$9.16	$10.25
Shares outstanding	52,318,344	1,409,999	185,274,774	204,961,871
Net Assets	$423,376,519	$14,201,581	$1,696,798,780	$2,100,766,332
Cost of investments	$4,992,879,712	$74,552,628	$5,695,642,997	$3,811,342,068
Cost of foreign currency	$80,864,915	$—	$7,724,313	$6,441,119
Proceeds of TBA sale commitments	$262,780,263	$—	$370,350,492	$—
Written option contracts premiums received	$—	$—	$—	$2,320,343
(1) Includes Investment in securities on loan, at market value	$119,228,837	$—	$23,004,551	$22,553,737
The accompanying notes are an integral part of these financial statements.

181

Hartford Fixed Income Funds
 Statements of Operations
For the Year Ended October 31, 2025

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Investment Income:
Dividends	$671,069	$—	$3,338,279	$63,250	$—	$120,337
Interest	110,576,200	1,752,388	81,818,205	30,543,975	12,818,474	11,013,457
Securities lending — net	51,844	134	—	—	2,846	9,188
Less: Foreign tax withheld	—	(43,650)	—	—	(7,235)	—
Total investment income, net	111,299,113	1,708,872	85,156,484	30,607,225	12,814,085	11,142,982
Expenses:
Investment management fees	12,444,936	196,955	6,648,392	2,225,765	1,268,456	875,739
Transfer agent fees
Class A	48,205	11,175	538,312	407,496	241,783	74,297
Class C	15,035	766	42,152	13,614	9,190	7,617
Class I	2,022,060	4,704	432,937	41,819	29,898	39,922
Class R3	—	25	3,652	2,901	46,856	202
Class R4	—	20	3,091	1,061	6,494	89
Class R5	129	14	1,387	606	6,194	9,145
Class R6	8	—	—	35	—	—
Class Y	41,398	6,390	34,266	1,121	24,372	4,671
Class F	896	162	1,079	3,675	602	404
Distribution fees
Class A	135,420	17,216	1,218,545	635,669	317,459	141,090
Class C	143,189	3,092	364,333	86,048	60,867	57,941
Class R3	—	58	8,727	6,594	106,490	556
Class R4	—	29	4,546	1,563	9,550	132
Custodian fees	41,378	12,642	3,425	5,969	10,679	2,666
Registration and filing fees	308,237	107,567	131,295	138,042	114,620	116,041
Accounting services fees	346,103	5,170	181,048	88,676	64,227	29,135
Board of Directors' fees	56,763	631	25,061	10,690	7,705	3,455
Chief Compliance Officer fees	5,964	51	1,834	867	625	270
Audit and tax fees	36,215	46,986	51,554	36,636	35,948	50,320
Other expenses	195,694	20,201	121,863	91,571	49,286	29,772
Total expenses (before waivers, reimbursements and fees paid indirectly)	15,841,630	433,854	9,817,499	3,800,418	2,411,301	1,443,464
Expense waivers	(82,809)	(178,475)	(257,278)	(163,755)	—	(169,291)
Transfer agent fee waivers	—	—	—	—	(81,097)	—
Distribution fee reimbursements	(23)	(198)	(4,793)	(4,752)	(6,394)	(188)
Total waivers, reimbursements and fees paid indirectly	(82,832)	(178,673)	(262,071)	(168,507)	(87,491)	(169,479)
Total expenses	15,758,798	255,181	9,555,428	3,631,911	2,323,810	1,273,985
Net Investment Income (Loss)	95,540,315	1,453,691	75,601,056	26,975,314	10,490,275	9,868,997
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	51,126,624	(96,313)	(11,079,201)	864,850	(4,508,275)	1,489,391
Less: Foreign taxes paid (refunded) on realized capital gains	—	(4,897)	—	—	11,069	—
Purchased options contracts	—	(9,078)	—	—	—	—
Futures contracts	(410,549)	(130,420)	83,105	18,443	(351,003)	(230,493)
Written options contracts	—	7,512	—	—	—	—
Swap contracts	791,131	(19,202)	1,286,024	—	192,357	—
Bond Forwards	—	—	—	—	(65,086)	—
Foreign currency contracts	—	228,857	(6,738,599)	(618,695)	(249,673)	2,613
Other foreign currency transactions	316	(1,490)	1,215,944	16,311	169,667	(68,538)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	51,507,522	(25,031)	(15,232,727)	280,909	(4,800,944)	1,192,973
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	3,659,822	1,027,989	(8,554,492)	7,805,760	15,193,139	(689,512)
Purchased options contracts	—	(8,201)	—	—	(9,358)	—
Futures contracts	—	63,038	(143,466)	(19,287)	558,242	108,591
Written options contracts	—	22,325	—	—	—	—
Swap contracts	—	35,101	(345,529)	—	458,050	—
Bond forward contracts	—	—	—	—	(2,624)	—
Foreign currency contracts	—	306,180	1,430,762	179,325	(48,529)	6,843
The accompanying notes are an integral part of these financial statements.

182

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2025

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Translation of other assets and liabilities in foreign currencies	$4	$11,927	$(151,129)	$(3,150)	$35,776	$17,870
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	3,659,826	1,458,359	(7,763,854)	7,962,648	16,184,696	(556,208)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	55,167,348	1,433,328	(22,996,581)	8,243,557	11,383,752	636,765
Net Increase (Decrease) in Net Assets Resulting from Operations	$150,707,663	$2,887,019	$52,604,475	$35,218,871	$21,874,027	$10,505,762
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$(2,419)	$—	$—	$2,772	$—
The accompanying notes are an integral part of these financial statements.

183

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2025

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Tax-Aware Bond Fund	The Hartford Short Duration Fund
Investment Income:
Interest	$73,430,776	$1,120,561	$3,978,123	$2,125,478	$46,072,358	$97,657,554
Securities lending — net	—	—	137	2,903	—	54,889
Less: Foreign tax withheld	—	—	—	(30,513)	—	(1,578)
Total investment income, net	73,430,776	1,120,561	3,978,260	2,097,868	46,072,358	97,710,865
Expenses:
Investment management fees	5,945,257	131,790	255,180	99,306	4,896,772	7,342,632
Transfer agent fees
Class A	249,911	13,994	—	3,005	74,046	1,176,591
Class C	12,094	527	—	120	14,601	31,568
Class I	1,274,977	4,967	2,349	2,096	723,370	431,363
Class R3	—	—	21	61	—	5,973
Class R4	—	—	16	20	—	3,043
Class R5	—	—	11	15	—	3,035
Class R6	—	—	—	—	—	106
Class Y	19,620	—	4,045	1,797	128	5,900
Class F	2,610	248	326	1	10,448	11,664
Class SDR	—	—	383	425	1,256	—
Distribution fees
Class A	985,008	66,850	—	3,573	261,357	1,838,692
Class C	139,540	2,347	—	549	123,612	293,684
Class R3	—	—	48	138	—	14,135
Class R4	—	—	23	30	—	9,900
Custodian fees	7,484	995	2,631	12,125	17,905	9,624
Registration and filing fees	155,356	59,190	97,921	122,147	129,355	207,232
Accounting services fees	299,476	7,528	15,711	4,890	184,493	305,722
Board of Directors' fees	46,105	892	1,920	573	25,632	46,330
Chief Compliance Officer fees	3,673	71	146	47	1,608	3,864
Audit and tax fees	38,572	36,147	42,245	40,474	37,978	53,642
Other expenses	135,878	16,392	18,207	23,174	120,413	220,808
Total expenses (before waivers, reimbursements and fees paid indirectly)	9,315,561	341,938	441,183	314,566	6,622,974	12,015,508
Expense waivers	—	(109,263)	(149,286)	(190,267)	(987,796)	—
Transfer agent fee waivers	—	—	—	—	—	(550,151)
Distribution fee reimbursements	(2,263)	(6)	(70)	(101)	(169)	(114,386)
Total waivers, reimbursements and fees paid indirectly	(2,263)	(109,269)	(149,356)	(190,368)	(987,965)	(664,537)
Total expenses	9,313,298	232,669	291,827	124,198	5,635,009	11,350,971
Net Investment Income (Loss)	64,117,478	887,892	3,686,433	1,973,670	40,437,349	86,359,894
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(9,741,780)	(132,635)	(497,871)	407,537	(15,455,361)	1,000,188
Less: Foreign taxes paid on realized capital gains	—	—	—	(2,093)	—	—
Futures contracts	—	—	(331,936)	(13,708)	83,104	1,208,673
Swap contracts	—	—	—	6,223	—	—
Foreign currency contracts	—	—	—	(7,630)	—	(698,475)
Other foreign currency transactions	—	—	—	(15,480)	—	105,639
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(9,741,780)	(132,635)	(829,807)	374,849	(15,372,257)	1,616,025
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	27,560,391	648,106	1,604,905	927,081	(11,172,990)	33,112,906
Futures contracts	—	—	607,465	—	—	(5,084,384)
Foreign currency contracts	—	—	—	(89,366)	—	211,026
Translation of other assets and liabilities in foreign currencies	—	—	—	3,492	—	(53,504)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	27,560,391	648,106	2,212,370	841,207	(11,172,990)	28,186,044
The accompanying notes are an integral part of these financial statements.

184

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2025

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Tax-Aware Bond Fund	The Hartford Short Duration Fund
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	17,818,611	515,471	1,382,563	1,216,056	(26,545,247)	29,802,069
Net Increase (Decrease) in Net Assets Resulting from Operations	$81,936,089	$1,403,363	$5,068,996	$3,189,726	$13,892,102	$116,161,963
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$—	$—	$(316)	$—	$—
The accompanying notes are an integral part of these financial statements.

185

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2025

	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Investment Income:
Dividends	$2,845,973	$—	$13,661	$—
Interest	252,691,613	2,739,936	208,481,188	164,446,282
Securities lending — net	375,556	—	48,636	79,270
Less: Foreign tax withheld	(126,226)	—	—	(11,695)
Total investment income, net	255,786,916	2,739,936	208,543,485	164,513,857
Expenses:
Investment management fees	17,960,476	271,711	12,041,350	21,795,345
Transfer agent fees
Class A	373,435	17,202	1,146,909	336,387
Class C	73,165	1,504	6,360	12,437
Class I	2,042,075	59,908	1,246,358	1,138,608
Class R3	6,913	—	7,657	2,372
Class R4	9,140	—	13,610	2,055
Class R5	35,926	—	1,070	9,451
Class R6	15,902	—	8,867	7,035
Class Y	127,982	—	62,497	87,999
Class F	3,946	422	17,731	45,106
Distribution fees
Class A	767,172	61,147	2,632,218	609,167
Class C	801,633	9,673	25,442	103,308
Class R3	15,854	—	17,403	5,390
Class R4	13,922	—	20,051	3,033
Custodian fees	193,823	1,366	48,930	149,562
Registration and filing fees	228,757	58,815	224,708	223,483
Accounting services fees	554,225	15,474	656,008	575,562
Board of Directors' fees	89,297	1,827	105,690	91,187
Chief Compliance Officer fees	7,921	131	8,656	7,458
Audit and tax fees	53,317	36,146	47,435	54,630
Other expenses	263,842	20,078	440,396	675,389
Total expenses (before waivers, reimbursements and fees paid indirectly)	23,638,723	555,404	18,779,346	25,934,964
Expense waivers	—	(142,147)	—	—
Transfer agent fee waivers	(47)	—	(613,560)	—
Distribution fee reimbursements	(2,703)	(6)	(19,045)	(1,945)
Total waivers, reimbursements and fees paid indirectly	(2,750)	(142,153)	(632,605)	(1,945)
Total expenses	23,635,973	413,251	18,146,741	25,933,019
Net Investment Income (Loss)	232,150,943	2,326,685	190,396,744	138,580,838
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	49,362,449	(1,752,389)	(1,992,465)	(53,670,406)
Less: Foreign taxes paid on realized capital gains	(402)	—	—	—
Purchased options contracts	(46,939)	—	—	(5,275,773)
Futures contracts	(2,555,550)	—	(12,946,295)	(8,955,284)
Written options contracts	4,865,308	—	—	3,983,376
Swap contracts	2,945,551	—	1,020,838	6,059,525
Foreign currency contracts	(22,801,352)	—	(1,967,259)	81,759,258
Other foreign currency transactions	2,723,190	—	649,084	(4,035,562)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	34,492,255	(1,752,389)	(15,236,097)	19,865,134
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	50,741,238	2,238,484	93,016,775	98,903,036
Purchased options contracts	(44,049)	—	(138,536)	(763,342)
Futures contracts	18,226,600	—	7,503,485	(1,760,927)
Written options contracts	—	—	—	(19,900)
Swap contracts	(4,349,921)	—	769,980	(7,262,900)
Foreign currency contracts	3,547,098	—	(7,925)	(18,002,744)
Translation of other assets and liabilities in foreign currencies	(109,183)	—	22,795	(16,192,352)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	68,011,783	2,238,484	101,166,574	54,900,871
The accompanying notes are an integral part of these financial statements.

186

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2025

	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	102,504,038	486,095	85,930,477	74,766,005
Net Increase (Decrease) in Net Assets Resulting from Operations	$334,654,981	$2,812,780	$276,327,221	$213,346,843
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$(20,705)	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

187

Hartford Fixed Income Funds
 Statements of Changes in Net Assets

	Hartford Dynamic Bond Fund		The Hartford Emerging Markets Local Debt Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$95,540,315	$25,458,971	$1,453,691	$1,871,674
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	51,507,522	14,415,742	(25,031)	(322,134)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	3,659,826	(226,984)	1,458,359	1,371,349
Net Increase (Decrease) in Net Assets Resulting from Operations	150,707,663	39,647,729	2,887,019	2,920,889
Distributions to Shareholders:
Class A	(2,438,213)	(438,131)	(346,572)	(193,599)
Class C	(551,979)	(178,647)	(11,635)	(16,381)
Class I	(90,066,366)	(22,692,026)	(231,907)	(303,274)
Class R3	—	—	(508)	(417)
Class R4	—	—	(583)	(461)
Class R5	(5,397)	(25,420)	(706)	(540)
Class R6	(10,077)	(28,316)	—	—
Class Y	(1,992,258)	(1,066,859)	(609,362)	(773,850)
Class F	(13,134,722)	(1,181,627)	(231,801)	(185,775)
From return of capital:
Class A	—	—	—	(43,839)
Class C	—	—	—	(4,857)
Class I	—	—	—	(65,349)
Class R3	—	—	—	(106)
Class R4	—	—	—	(106)
Class R5	—	—	—	(109)
Class Y	—	—	—	(164,445)
Class F	—	—	—	(39,415)
Total distributions	(108,199,012)	(25,611,026)	(1,433,074)	(1,792,523)
Capital Share Transactions:
Sold	2,615,141,199	1,307,211,956	6,598,436	10,240,224
Issued on reinvestment of distributions	103,801,612	24,997,645	1,409,371	1,697,035
Redeemed	(619,522,386)	(198,041,034)	(6,352,826)	(14,918,900)
Net increase (decrease) from capital share transactions	2,099,420,425	1,134,168,567	1,654,981	(2,981,641)
Net Increase (Decrease) in Net Assets	2,141,929,076	1,148,205,270	3,108,926	(1,853,275)
Net Assets:
Beginning of period	1,259,609,292	111,404,022	26,891,597	28,744,872
End of period	$3,401,538,368	$1,259,609,292	$30,000,523	$26,891,597
The accompanying notes are an integral part of these financial statements.

188

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Floating Rate Fund		The Hartford High Yield Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$75,601,056	$104,086,492	$26,975,314	$24,052,466
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(15,232,727)	(14,165,889)	280,909	(1,292,000)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(7,763,854)	29,119,127	7,962,648	33,806,177
Net Increase (Decrease) in Net Assets Resulting from Operations	52,604,475	119,039,730	35,218,871	56,566,643
Distributions to Shareholders:
Class A	(33,564,362)	(44,037,409)	(14,994,801)	(13,725,372)
Class C	(2,238,523)	(3,325,129)	(439,003)	(487,838)
Class I	(33,453,170)	(46,976,167)	(2,228,802)	(2,121,701)
Class R3	(116,433)	(197,967)	(73,459)	(79,127)
Class R4	(125,312)	(168,004)	(36,549)	(56,425)
Class R5	(83,858)	(113,243)	(31,600)	(40,304)
Class R6	—	—	(56,495)	(56,991)
Class Y	(2,435,367)	(3,137,043)	(63,900)	(92,470)
Class F	(3,920,270)	(7,456,494)	(9,222,014)	(7,882,819)
Total distributions	(75,937,295)	(105,411,456)	(27,146,623)	(24,543,047)
Capital Share Transactions:
Sold	131,861,807	269,776,295	78,771,079	102,445,184
Issued on reinvestment of distributions	63,891,948	86,225,719	26,882,114	24,277,127
Redeemed	(409,695,335)	(475,800,293)	(87,632,863)	(102,794,927)
Net increase (decrease) from capital share transactions	(213,941,580)	(119,798,279)	18,020,330	23,927,384
Net Increase (Decrease) in Net Assets	(237,274,400)	(106,170,005)	26,092,578	55,950,980
Net Assets:
Beginning of period	1,187,127,176	1,293,297,181	437,601,808	381,650,828
End of period	$949,852,776	$1,187,127,176	$463,694,386	$437,601,808
The accompanying notes are an integral part of these financial statements.

189

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Inflation Plus Fund		Hartford Low Duration High Income Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$10,490,275	$10,039,039	$9,868,997	$14,799,958
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(4,800,944)	1,809,022	1,192,973	(6,659,327)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	16,184,696	16,465,859	(556,208)	11,163,212
Net Increase (Decrease) in Net Assets Resulting from Operations	21,874,027	28,313,920	10,505,762	19,303,843
Distributions to Shareholders:
Class A	(3,909,715)	(4,067,218)	(3,709,528)	(4,448,473)
Class C	(140,026)	(189,905)	(338,849)	(597,559)
Class I	(864,597)	(915,797)	(3,770,088)	(7,518,593)
Class R3	(586,145)	(635,216)	(6,943)	(1,814)
Class R4	(116,020)	(104,598)	(3,466)	(10,274)
Class R5	(182,310)	(84,150)	(626,731)	(762,554)
Class Y	(832,993)	(534,629)	(312,113)	(934,235)
Class F	(3,853,966)	(3,478,735)	(1,188,946)	(1,422,831)
Total distributions	(10,485,772)	(10,010,248)	(9,956,664)	(15,696,333)
Capital Share Transactions:
Sold	98,549,383	56,948,148	32,602,398	33,925,219
Issued on reinvestment of distributions	10,281,567	9,794,319	9,868,664	15,607,359
Redeemed	(95,647,787)	(124,426,834)	(43,141,213)	(199,913,603)
Net increase (decrease) from capital share transactions	13,183,163	(57,684,367)	(670,151)	(150,381,025)
Net Increase (Decrease) in Net Assets	24,571,418	(39,380,695)	(121,053)	(146,773,515)
Net Assets:
Beginning of period	329,007,243	368,387,938	145,623,849	292,397,364
End of period	$353,578,661	$329,007,243	$145,502,796	$145,623,849
The accompanying notes are an integral part of these financial statements.

190

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Municipal Opportunities Fund		Hartford Municipal Short Duration Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$64,117,478	$58,640,363	$887,892	$789,950
Net realized gain (loss) on investments	(9,741,780)	(9,066,805)	(132,635)	(115,673)
Net changes in unrealized appreciation (depreciation) of investments	27,560,391	119,337,711	648,106	1,510,909
Net Increase (Decrease) in Net Assets Resulting from Operations	81,936,089	168,911,269	1,403,363	2,185,186
Distributions to Shareholders:
Class A	(12,410,619)	(11,848,550)	(645,379)	(521,572)
Class C	(330,588)	(457,817)	(3,651)	(3,559)
Class I	(33,360,660)	(33,923,112)	(121,036)	(96,847)
Class Y	(2,612,755)	(585,762)	—	—
Class F	(15,427,081)	(11,951,183)	(172,395)	(153,919)
Total distributions	(64,141,703)	(58,766,424)	(942,461)	(775,897)
Capital Share Transactions:
Sold	905,939,585	585,067,336	12,123,109	7,510,470
Issued on reinvestment of distributions	60,548,784	54,548,721	934,526	764,809
Redeemed	(926,348,143)	(474,841,522)	(12,547,750)	(12,867,945)
Net increase (decrease) from capital share transactions	40,140,226	164,774,535	509,885	(4,592,666)
Net Increase (Decrease) in Net Assets	57,934,612	274,919,380	970,787	(3,183,377)
Net Assets:
Beginning of period	1,939,608,436	1,664,689,056	37,368,014	40,551,391
End of period	$1,997,543,048	$1,939,608,436	$38,338,801	$37,368,014
The accompanying notes are an integral part of these financial statements.

191

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Core Fixed Income Fund		Hartford Schroders Emerging Markets Multi-Sector Bond Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$3,686,433	$4,266,158	$1,973,670	$1,742,609
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(829,807)	(6,808,605)	374,849	547,133
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	2,212,370	15,177,219	841,207	1,444,785
Net Increase (Decrease) in Net Assets Resulting from Operations	5,068,996	12,634,772	3,189,726	3,734,527
Distributions to Shareholders:
Class A	—	—	(103,090)	(86,772)
Class C	—	—	(3,221)	(5,026)
Class I	(70,207)	(87,284)	(150,915)	(191,853)
Class R3	(356)	(362)	(1,750)	(2,110)
Class R4	(393)	(395)	(857)	(682)
Class R5	(430)	(429)	(910)	(726)
Class Y	(262,990)	(272,609)	(130,135)	(208,342)
Class F	(2,819,074)	(3,093,056)	(2,069)	(1,638)
Class SDR	(578,036)	(975,450)	(1,420,634)	(1,098,938)
Total distributions	(3,731,486)	(4,429,585)	(1,813,581)	(1,596,087)
Capital Share Transactions:
Sold	23,941,223	38,450,293	10,375,989	1,523,575
Issued on reinvestment of distributions	3,125,729	3,851,964	1,813,339	1,595,882
Redeemed	(39,764,971)	(123,314,922)	(5,786,876)	(2,429,058)
Net increase (decrease) from capital share transactions	(12,698,019)	(81,012,665)	6,402,452	690,399
Net Increase (Decrease) in Net Assets	(11,360,509)	(72,807,478)	7,778,597	2,828,839
Net Assets:
Beginning of period	89,858,221	162,665,699	24,768,507	21,939,668
End of period	$78,497,712	$89,858,221	$32,547,104	$24,768,507
The accompanying notes are an integral part of these financial statements.

192

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Tax-Aware Bond Fund		The Hartford Short Duration Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$40,437,349	$43,766,195	$86,359,894	$76,752,549
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(15,372,257)	1,191,323	1,616,025	(15,924,712)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(11,172,990)	85,433,267	28,186,044	88,127,776
Net Increase (Decrease) in Net Assets Resulting from Operations	13,892,102	130,390,785	116,161,963	148,955,613
Distributions to Shareholders:
Class A	(3,479,247)	(3,076,016)	(31,454,223)	(31,648,920)
Class C	(280,502)	(218,713)	(1,027,446)	(1,006,509)
Class I	(25,089,096)	(29,001,603)	(22,471,380)	(17,639,024)
Class R3	—	—	(113,400)	(99,114)
Class R4	—	—	(169,508)	(180,342)
Class R5	—	—	(114,193)	(97,801)
Class R6	—	—	(125,891)	(99,767)
Class Y	(4,016)	(7,895)	(243,567)	(135,427)
Class F	(10,033,528)	(8,545,377)	(31,922,048)	(26,166,045)
Class SDR	(1,665,557)	(1,939,635)	—	—
Total distributions	(40,551,946)	(42,789,239)	(87,641,656)	(77,072,949)
Capital Share Transactions:
Sold	350,684,456	775,189,568	836,025,772	693,734,569
Issued on reinvestment of distributions	36,391,403	38,894,512	84,280,076	73,118,681
Redeemed	(808,318,941)	(478,171,367)	(644,600,961)	(797,603,272)
Net increase (decrease) from capital share transactions	(421,243,082)	335,912,713	275,704,887	(30,750,022)
Net Increase (Decrease) in Net Assets	(447,902,926)	423,514,259	304,225,194	41,132,642
Net Assets:
Beginning of period	1,302,118,031	878,603,772	1,805,383,975	1,764,251,333
End of period	$854,215,105	$1,302,118,031	$2,109,609,169	$1,805,383,975
The accompanying notes are an integral part of these financial statements.

193

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Strategic Income Fund		Hartford Sustainable Municipal Bond Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$232,150,943	$151,278,070	$2,326,685	$2,480,339
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	34,492,255	55,364,040	(1,752,389)	(165,073)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	68,011,783	153,906,910	2,238,484	6,688,513
Net Increase (Decrease) in Net Assets Resulting from Operations	334,654,981	360,549,020	2,812,780	9,003,779
Distributions to Shareholders:
Class A	(19,536,578)	(17,423,928)	(695,235)	(654,290)
Class C	(4,381,069)	(3,335,432)	(20,180)	(29,215)
Class I	(132,462,465)	(92,754,496)	(1,180,482)	(1,368,583)
Class R3	(188,308)	(187,895)	—	—
Class R4	(357,564)	(408,930)	—	—
Class R5	(2,292,017)	(2,182,094)	—	—
Class R6	(54,187,483)	(19,616,198)	—	—
Class Y	(7,909,407)	(6,229,509)	—	—
Class F	(25,887,634)	(18,212,566)	(430,873)	(428,117)
Total distributions	(247,202,525)	(160,351,048)	(2,326,770)	(2,480,205)
Capital Share Transactions:
Sold	2,145,243,850	1,295,189,635	22,778,953	22,733,795
Issued on reinvestment of distributions	238,930,798	156,404,740	2,318,502	2,470,240
Redeemed	(1,017,014,097)	(750,304,930)	(37,626,789)	(28,636,072)
Net increase (decrease) from capital share transactions	1,367,160,551	701,289,445	(12,529,334)	(3,432,037)
Net Increase (Decrease) in Net Assets	1,454,613,007	901,487,417	(12,043,324)	3,091,537
Net Assets:
Beginning of period	2,922,706,123	2,021,218,706	86,473,736	83,382,199
End of period	$4,377,319,130	$2,922,706,123	$74,430,412	$86,473,736
The accompanying notes are an integral part of these financial statements.

194

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Total Return Bond Fund		The Hartford World Bond Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$190,396,744	$145,263,666	$138,580,838	$137,785,017
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(15,236,097)	9,647,735	19,865,134	(21,516,182)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	101,166,574	210,596,379	54,900,871	179,515,719
Net Increase (Decrease) in Net Assets Resulting from Operations	276,327,221	365,507,780	213,346,843	295,784,554
Distributions to Shareholders:
Class A	(41,980,591)	(40,789,651)	(10,440,310)	(8,988,763)
Class C	(78,845)	(130,573)	(388,170)	(380,444)
Class I	(43,129,618)	(27,191,649)	(49,723,966)	(42,060,211)
Class R3	(126,230)	(138,072)	(44,545)	(39,664)
Class R4	(320,122)	(412,916)	(56,565)	(47,425)
Class R5	(37,746)	(72,159)	(370,032)	(324,604)
Class R6	(29,415,462)	(15,310,659)	(7,981,438)	(5,926,193)
Class Y	(4,142,007)	(4,043,971)	(3,751,859)	(3,540,434)
Class F	(71,539,974)	(59,009,129)	(102,356,141)	(74,090,678)
Total distributions	(190,770,595)	(147,098,779)	(175,113,026)	(135,398,416)
Capital Share Transactions:
Sold	1,262,721,008	1,859,895,117	1,433,694,309	1,226,305,845
Issued on reinvestment of distributions	180,108,198	136,807,405	170,508,617	130,688,579
Redeemed	(1,106,255,607)	(1,052,936,584)	(1,674,881,941)	(1,020,206,715)
Net increase (decrease) from capital share transactions	336,573,599	943,765,938	(70,679,015)	336,787,709
Net Increase (Decrease) in Net Assets	422,130,225	1,162,174,939	(32,445,198)	497,173,847
Net Assets:
Beginning of period	4,114,069,899	2,951,894,960	3,888,181,604	3,391,007,757
End of period	$4,536,200,124	$4,114,069,899	$3,855,736,406	$3,888,181,604
The accompanying notes are an integral part of these financial statements.

195

Hartford Fixed Income Funds
Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Dynamic Bond Fund
For the Year Ended October 31, 2025
A	$10.28	$0.41	$0.21	$0.62	$(0.41)	$(0.08)	$—	$(0.49)	$10.41	6.22%	$77,699	0.93%	0.93%	3.95%	798%
C	10.28	0.33	0.21	0.54	(0.33)	(0.08)	—	(0.41)	10.41	5.41	18,688	1.69	1.69	3.19	798
I	10.27	0.43	0.21	0.64	(0.43)	(0.08)	—	(0.51)	10.40	6.47	2,733,688	0.69	0.69	4.18	798
R5	10.27	0.43	0.21	0.64	(0.43)	(0.08)	—	(0.51)	10.40	6.46	112	0.71	0.70	4.20	798
R6	10.25	0.44	0.21	0.65	(0.44)	(0.08)	—	(0.52)	10.38	6.58	211	0.59	0.59	4.31	798
Y	10.27	0.43	0.21	0.64	(0.43)	(0.08)	—	(0.51)	10.40	6.45	25,633	0.70	0.70	4.25	798
F	10.25	0.44	0.21	0.65	(0.44)	(0.08)	—	(0.52)	10.38	6.59	545,507	0.59	0.59	4.25	798
For the Year Ended October 31, 2024
A	$9.46	$0.46	$0.85	$1.31	$(0.49)	$—	$—	$(0.49)	$10.28	14.04%	$28,471	0.97%	0.96%	4.51%	656%
C	9.46	0.40	0.85	1.25	(0.43)	—	—	(0.43)	10.28	13.40	10,179	1.73	1.63	3.89	656
I	9.46	0.49	0.84	1.33	(0.52)	—	—	(0.52)	10.27	14.24	1,100,283	0.73	0.69	4.77	656
R5	9.46	0.56	0.77	1.33	(0.52)	—	—	(0.52)	10.27	14.28	105	0.72	0.71	5.52	656
R6	9.45	0.56	0.78	1.34	(0.54)	—	—	(0.54)	10.25	14.41	189	0.68	0.64	5.53	656
Y	9.46	0.50	0.83	1.33	(0.52)	—	—	(0.52)	10.27	14.28	35,300	0.72	0.70	4.86	656
F	9.45	0.53	0.81	1.34	(0.54)	—	—	(0.54)	10.25	14.40	85,083	0.65	0.62	5.22	656
For the Year Ended October 31, 2023
A	$9.39	$0.47	$0.07	$0.54	$(0.47)	$—	$—	$(0.47)	$9.46	5.73%	$1,690	1.22%	1.02%	4.83%	792%
C	9.39	0.42	0.06	0.48	(0.41)	—	—	(0.41)	9.46	5.07	1,271	1.94	1.62	4.24	792
I	9.39	0.51	0.06	0.57	(0.50)	—	—	(0.50)	9.46	5.99	60,450	1.03	0.80	5.29	792
R5	9.39	0.50	0.08	0.58	(0.51)	—	—	(0.51)	9.46	6.07	1,015	0.94	0.75	5.11	792
R6	9.39	0.51	0.07	0.58	(0.52)	—	—	(0.52)	9.45	6.13	1,016	0.93	0.65	5.21	792
Y	9.39	0.50	0.07	0.57	(0.50)	—	—	(0.50)	9.46	6.04	2,102	0.98	0.75	5.12	792
F	9.39	0.51	0.07	0.58	(0.52)	—	—	(0.52)	9.45	6.13	43,860	0.92	0.65	5.21	792
For the Period Ended October 31, 2022 (5)
A	$10.00	$0.17	$(0.61)	$(0.44)	$(0.17)	$—	$—	$(0.17)	$9.39	(4.42)%(6)	$1,003	1.35%(7)	1.10%(7)	4.42%(7)	380%(8)
C	10.00	0.14	(0.61)	(0.47)	(0.14)	—	—	(0.14)	9.39	(4.73)(6)	952	2.10 (7)	1.90 (7)	3.61 (7)	380 (8)
I	10.00	0.18	(0.61)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.31)(6)	957	1.10 (7)	0.80 (7)	4.72 (7)	380 (8)
R5	10.00	0.19	(0.62)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.29)(6)	957	1.10 (7)	0.75 (7)	4.77 (7)	380 (8)
R6	10.00	0.19	(0.61)	(0.42)	(0.19)	—	—	(0.19)	9.39	(4.25)(6)	957	1.10 (7)	0.65 (7)	4.87 (7)	380 (8)
Y	10.00	0.19	(0.62)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.29)(6)	1,460	1.11 (7)	0.75 (7)	4.82 (7)	380 (8)
F	10.00	0.19	(0.61)	(0.42)	(0.19)	—	—	(0.19)	9.39	(4.25)(6)	42,118	1.10 (7)	0.65 (7)	4.87 (7)	380 (8)
The Hartford Emerging Markets Local Debt Fund
For the Year Ended October 31, 2025
A	$4.64	$0.25	$0.28	$0.53	$(0.24)	$—	$—	$(0.24)	$4.93	11.68%	$7,626	1.90%	1.18%	5.33%	122%
C	4.66	0.22	0.27	0.49	(0.19)	—	—	(0.19)	4.96	10.71	211	2.73	1.93	4.64	122
I	4.61	0.26	0.27	0.53	(0.26)	—	—	(0.26)	4.88	11.88	4,222	1.60	0.93	5.61	122
R3	4.66	0.24	0.27	0.51	(0.21)	—	—	(0.21)	4.96	11.21	12	2.20	1.48	5.04	122
R4	4.62	0.25	0.27	0.52	(0.24)	—	—	(0.24)	4.90	11.51	12	1.91	1.18	5.34	122
R5	4.39	0.25	0.24	0.49	(0.26)	—	—	(0.26)	4.62	11.67	13	1.61	0.88	5.63	122
Y	4.57	0.26	0.26	0.52	(0.26)	—	—	(0.26)	4.83	11.87	13,745	1.55	0.88	5.61	122
F	4.62	0.27	0.26	0.53	(0.27)	—	—	(0.27)	4.88	11.87	4,158	1.49	0.83	5.69	122
The accompanying notes are an integral part of these financial statements.

196

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Emerging Markets Local Debt Fund – (continued)
For the Year Ended October 31, 2024
A	$4.46	$0.26	$0.16	$0.42	$(0.20)	$—	$(0.04)	$(0.24)	$4.64	9.50%	$5,753	1.74%	1.18%	5.44%	105%
C	4.47	0.22	0.17	0.39	(0.15)	—	(0.05)	(0.20)	4.66	8.81	404	2.56	1.93	4.69	105
I	4.43	0.27	0.16	0.43	(0.21)	—	(0.04)	(0.25)	4.61	9.88	4,813	1.40	0.93	5.69	105
R3	4.46	0.24	0.19	0.43	(0.18)	—	(0.05)	(0.23)	4.66	9.60	11	2.03	1.48	5.17	105
R4	4.43	0.25	0.18	0.43	(0.20)	—	(0.04)	(0.24)	4.62	9.80	11	1.73	1.18	5.44	105
R5	4.22	0.25	0.18	0.43	(0.22)	—	(0.04)	(0.26)	4.39	10.20	11	1.43	0.88	5.74	105
Y	4.39	0.27	0.17	0.44	(0.21)	—	(0.05)	(0.26)	4.57	10.02	11,937	1.39	0.88	5.74	105
F	4.43	0.27	0.18	0.45	(0.21)	—	(0.05)	(0.26)	4.62	10.23	3,950	1.31	0.83	5.79	105
For the Year Ended October 31, 2023
A	$4.10	$0.25	$0.35	$0.60	$(0.18)	$—	$(0.06)	$(0.24)	$4.46	14.48%	$3,038	1.77%	1.18%	5.38%	102%
C	4.11	0.21	0.35	0.56	(0.15)	—	(0.05)	(0.20)	4.47	13.50	512	2.56	1.93	4.61	102
I	4.08	0.26	0.34	0.60	(0.19)	—	(0.06)	(0.25)	4.43	14.63	6,956	1.40	0.93	5.65	102
R3	4.10	0.24	0.34	0.58	(0.17)	—	(0.05)	(0.22)	4.46	14.09	10	2.03	1.48	5.13	102
R4	4.08	0.25	0.34	0.59	(0.18)	—	(0.06)	(0.24)	4.43	14.30	10	1.73	1.18	5.43	102
R5	3.90	0.25	0.32	0.57	(0.19)	—	(0.06)	(0.25)	4.22	14.59	10	1.43	0.88	5.64	102
Y	4.05	0.25	0.34	0.59	(0.19)	—	(0.06)	(0.25)	4.39	14.54	14,087	1.39	0.88	5.61	102
F	4.08	0.26	0.34	0.60	(0.19)	—	(0.06)	(0.25)	4.43	14.75	4,121	1.31	0.83	5.73	102
For the Year Ended October 31, 2022
A	$5.39	$0.18	$(1.24)	$(1.06)	$(0.05)	$—	$(0.18)	$(0.23)	$4.10	(20.19)%	$2,707	1.55%	1.18%	3.79%	90%
C	5.40	0.15	(1.24)	(1.09)	(0.04)	—	(0.16)	(0.20)	4.11	(20.73)	708	2.29	1.93	3.02	90
I	5.36	0.19	(1.23)	(1.04)	(0.05)	—	(0.19)	(0.24)	4.08	(19.92)	5,971	1.17	0.93	4.04	90
R3	5.38	0.18	(1.24)	(1.06)	(0.04)	—	(0.18)	(0.22)	4.10	(20.28)	9	1.79	1.28	3.74	90
R4	5.36	0.18	(1.23)	(1.05)	(0.05)	—	(0.18)	(0.23)	4.08	(20.12)	9	1.49	1.18	3.77	90
R5	5.14	0.19	(1.19)	(1.00)	(0.05)	—	(0.19)	(0.24)	3.90	(19.96)	9	1.19	0.88	4.13	90
Y	5.32	0.20	(1.23)	(1.03)	(0.05)	—	(0.19)	(0.24)	4.05	(19.85)	25,608	1.18	0.88	4.21	90
F	5.37	0.20	(1.24)	(1.04)	(0.05)	—	(0.20)	(0.25)	4.08	(20.00)	4,056	1.07	0.83	4.18	90
For the Year Ended October 31, 2021
A	$5.39	$0.18	$(0.00)(9)	$0.18	$(0.18)	$—	$—	$(0.18)	$5.39	3.20%	$3,996	1.49%	1.18%	3.20%	99%
C	5.40	0.14	(0.00)(9)	0.14	(0.14)	—	—	(0.14)	5.40	2.43	1,771	2.25	1.93	2.45	99
I	5.37	0.19	(0.01)	0.18	(0.19)	—	—	(0.19)	5.36	3.28	11,164	1.15	0.93	3.45	99
R3	5.37	0.18	(0.01)	0.17	(0.16)	—	—	(0.16)	5.38	3.09	11	1.76	1.21	3.18	99
R4	5.37	0.18	(0.01)	0.17	(0.18)	—	—	(0.18)	5.36	3.02	45	1.46	1.18	3.20	99
R5	5.15	0.19	(0.01)	0.18	(0.19)	—	—	(0.19)	5.14	3.48	11	1.16	0.88	3.56	99
Y	5.33	0.20	(0.02)	0.18	(0.19)	—	—	(0.19)	5.32	3.36	37,127	1.14	0.88	3.49	99
F	5.37	0.20	(0.00)(9)	0.20	(0.20)	—	—	(0.20)	5.37	3.57	4,490	1.04	0.83	3.54	99
The Hartford Floating Rate Fund
For the Year Ended October 31, 2025
A	$7.88	$0.55	$(0.17)	$0.38	$(0.54)	$—	$—	$(0.54)	$7.72	4.93%	$460,230	1.03%	1.00%	6.98%	28%
C	7.98	0.49	(0.17)	0.32	(0.48)	—	—	(0.48)	7.82	4.17	32,280	1.79	1.75	6.24	28
I	7.79	0.56	(0.16)	0.40	(0.57)	—	—	(0.57)	7.62	5.25	383,440	0.77	0.75	7.24	28
R3	7.95	0.53	(0.17)	0.36	(0.52)	—	—	(0.52)	7.79	4.69	1,426	1.38	1.25	6.76	28
R4	7.87	0.55	(0.17)	0.38	(0.54)	—	—	(0.54)	7.71	4.92	1,684	1.09	1.00	6.98	28
R5	7.80	0.55	(0.16)	0.39	(0.56)	—	—	(0.56)	7.63	5.16	1,161	0.79	0.79	7.18	28
Y	7.76	0.56	(0.17)	0.39	(0.56)	—	—	(0.56)	7.59	5.24	30,350	0.78	0.75	7.23	28
F	7.75	0.56	(0.15)	0.41	(0.58)	—	—	(0.58)	7.58	5.41	39,282	0.67	0.67	7.33	28
The accompanying notes are an integral part of these financial statements.

197

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Floating Rate Fund – (continued)
For the Year Ended October 31, 2024
A	$7.78	$0.64	$0.10	$0.74	$(0.64)	$—	$—	$(0.64)	$7.88	9.85%	$514,939	1.02%	1.00%	8.18%	61%
C	7.86	0.59	0.10	0.69	(0.57)	—	—	(0.57)	7.98	8.97	41,092	1.77	1.75	7.44	61
I	7.72	0.66	0.09	0.75	(0.68)	—	—	(0.68)	7.79	10.03	525,732	0.75	0.75	8.43	61
R3	7.84	0.63	0.09	0.72	(0.61)	—	—	(0.61)	7.95	9.43	2,671	1.34	1.25	7.93	61
R4	7.78	0.64	0.09	0.73	(0.64)	—	—	(0.64)	7.87	9.73	2,063	1.08	1.00	8.18	61
R5	7.73	0.66	0.08	0.74	(0.67)	—	—	(0.67)	7.80	9.96	1,144	0.78	0.78	8.41	61
Y	7.69	0.65	0.09	0.74	(0.67)	—	—	(0.67)	7.76	10.02	33,645	0.76	0.75	8.43	61
F	7.69	0.66	0.09	0.75	(0.69)	—	—	(0.69)	7.75	10.08	65,840	0.66	0.66	8.53	61
For the Year Ended October 31, 2023
A	$7.64	$0.61	$0.12	$0.73	$(0.59)	$—	$—	$(0.59)	$7.78	9.79%	$576,510	1.01%	1.00%	7.77%	46%
C	7.71	0.55	0.14	0.69	(0.54)	—	—	(0.54)	7.86	9.10	53,757	1.76	1.75	7.00	46
I	7.59	0.62	0.12	0.74	(0.61)	—	—	(0.61)	7.72	10.09	518,131	0.74	0.74	8.00	46
R3	7.69	0.59	0.13	0.72	(0.57)	—	—	(0.57)	7.84	9.64	2,466	1.35	1.25	7.53	46
R4	7.63	0.61	0.13	0.74	(0.59)	—	—	(0.59)	7.78	9.93	1,941	1.08	1.00	7.77	46
R5	7.59	0.62	0.13	0.75	(0.61)	—	—	(0.61)	7.73	10.18	1,433	0.78	0.78	8.00	46
Y	7.56	0.62	0.12	0.74	(0.61)	—	—	(0.61)	7.69	10.10	38,667	0.76	0.75	7.99	46
F	7.57	0.62	0.13	0.75	(0.63)	—	—	(0.63)	7.69	10.17	100,393	0.66	0.66	8.05	46
For the Year Ended October 31, 2022
A	$8.40	$0.33	$(0.77)	$(0.44)	$(0.32)	$—	$—	$(0.32)	$7.64	(5.33)%	$645,513	1.00%	1.00%	4.06%	53%
C	8.48	0.26	(0.77)	(0.51)	(0.26)	—	—	(0.26)	7.71	(6.09)	80,900	1.75	1.75	3.24	53
I	8.37	0.35	(0.77)	(0.42)	(0.36)	—	—	(0.36)	7.59	(5.09)	819,480	0.73	0.73	4.31	53
R3	8.45	0.30	(0.76)	(0.46)	(0.30)	—	—	(0.30)	7.69	(5.53)	2,735	1.35	1.25	3.69	53
R4	8.39	0.33	(0.77)	(0.44)	(0.32)	—	—	(0.32)	7.63	(5.35)	2,339	1.07	1.00	4.15	53
R5	8.37	0.35	(0.77)	(0.42)	(0.36)	—	—	(0.36)	7.59	(5.16)	1,266	0.77	0.77	4.35	53
Y	8.34	0.34	(0.76)	(0.42)	(0.36)	—	—	(0.36)	7.56	(5.14)	46,709	0.74	0.74	4.27	53
F	8.35	0.36	(0.77)	(0.41)	(0.37)	—	—	(0.37)	7.57	(4.97)	150,731	0.65	0.65	4.45	53
For the Year Ended October 31, 2021
A	$8.04	$0.30	$0.31	$0.61	$(0.25)	$—	$—	$(0.25)	$8.40	7.70%	$738,311	1.00%	1.00%	3.59%	99%
C	8.12	0.24	0.31	0.55	(0.19)	—	—	(0.19)	8.48	6.84	110,915	1.75	1.75	2.86	99
I	8.03	0.32	0.32	0.64	(0.30)	—	—	(0.30)	8.37	8.01	1,066,435	0.73	0.73	3.85	99
R3	8.10	0.28	0.30	0.58	(0.23)	—	—	(0.23)	8.45	7.25	4,586	1.36	1.25	3.34	99
R4	8.04	0.30	0.30	0.60	(0.25)	—	—	(0.25)	8.39	7.55	2,180	1.07	1.00	3.59	99
R5	8.03	0.32	0.31	0.63	(0.29)	—	—	(0.29)	8.37	7.92	1,148	0.77	0.77	3.82	99
Y	8.01	0.32	0.31	0.63	(0.30)	—	—	(0.30)	8.34	7.90	49,434	0.75	0.75	3.83	99
F	8.02	0.33	0.31	0.64	(0.31)	—	—	(0.31)	8.35	8.06	144,519	0.65	0.65	3.92	99
The Hartford High Yield Fund
For the Year Ended October 31, 2025
A	$7.03	$0.42	$0.13	$0.55	$(0.42)	$—	$—	$(0.42)	$7.16	8.01%	$259,350	0.99%	0.95%	5.93%	51%
C	7.01	0.36	0.13	0.49	(0.36)	—	—	(0.36)	7.14	7.17	8,312	1.74	1.74	5.13	51
I	6.99	0.43	0.14	0.57	(0.44)	—	—	(0.44)	7.12	8.36	37,396	0.70	0.69	6.19	51
R3	7.03	0.39	0.14	0.53	(0.39)	—	—	(0.39)	7.17	7.82	1,260	1.30	1.27	5.60	51
R4	7.04	0.41	0.15	0.56	(0.42)	—	—	(0.42)	7.18	8.14	579	1.00	0.97	5.87	51
R5	6.95	0.43	0.14	0.57	(0.44)	—	—	(0.44)	7.08	8.42	510	0.70	0.67	6.18	51
R6	6.87	0.43	0.13	0.56	(0.45)	—	—	(0.45)	6.98	8.40	998	0.59	0.55	6.32	51
Y	6.90	0.43	0.13	0.56	(0.43)	—	—	(0.43)	7.03	8.44	906	0.69	0.66	6.21	51
F	6.94	0.44	0.13	0.57	(0.45)	—	—	(0.45)	7.06	8.53	154,384	0.59	0.55	6.33	51
The accompanying notes are an integral part of these financial statements.

198

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford High Yield Fund – (continued)
For the Year Ended October 31, 2024
A	$6.48	$0.39	$0.55	$0.94	$(0.39)	$—	$—	$(0.39)	$7.03	14.71%	$252,481	1.00%	0.95%	5.62%	40%
C	6.47	0.33	0.54	0.87	(0.33)	—	—	(0.33)	7.01	13.69	9,429	1.73	1.73	4.84	40
I	6.46	0.40	0.55	0.95	(0.42)	—	—	(0.42)	6.99	15.00	34,788	0.71	0.69	5.88	40
R3	6.49	0.37	0.54	0.91	(0.37)	—	—	(0.37)	7.03	14.17	1,485	1.30	1.27	5.30	40
R4	6.50	0.39	0.54	0.93	(0.39)	—	—	(0.39)	7.04	14.50	1,055	1.00	0.97	5.60	40
R5	6.43	0.40	0.54	0.94	(0.42)	—	—	(0.42)	6.95	14.92	643	0.70	0.67	5.90	40
R6	6.36	0.41	0.53	0.94	(0.43)	—	—	(0.43)	6.87	15.13	910	0.59	0.55	6.01	40
Y	6.38	0.40	0.54	0.94	(0.42)	—	—	(0.42)	6.90	15.01	1,061	0.69	0.66	5.93	40
F	6.43	0.41	0.54	0.95	(0.44)	—	—	(0.44)	6.94	15.01	135,750	0.59	0.55	6.02	40
For the Year Ended October 31, 2023
A	$6.46	$0.36	$0.01	$0.37	$(0.35)	$—	$—	$(0.35)	$6.48	5.80%	$228,338	1.01%	0.95%	5.35%	26%
C	6.44	0.30	0.03	0.33	(0.30)	—	—	(0.30)	6.47	5.12	10,587	1.73	1.73	4.57	26
I	6.46	0.37	0.02	0.39	(0.39)	—	—	(0.39)	6.46	6.00	29,119	0.70	0.69	5.63	26
R3	6.46	0.33	0.03	0.36	(0.33)	—	—	(0.33)	6.49	5.59	1,489	1.31	1.27	5.03	26
R4	6.47	0.35	0.03	0.38	(0.35)	—	—	(0.35)	6.50	5.94	875	1.01	0.97	5.33	26
R5	6.43	0.37	0.02	0.39	(0.39)	—	—	(0.39)	6.43	6.09	624	0.71	0.67	5.63	26
R6	6.37	0.38	0.01	0.39	(0.40)	—	—	(0.40)	6.36	6.18	46	0.59	0.55	5.81	26
Y	6.38	0.37	0.02	0.39	(0.39)	—	—	(0.39)	6.38	6.14	2,975	0.65	0.65	5.66	26
F	6.44	0.38	0.02	0.40	(0.41)	—	—	(0.41)	6.43	6.19	107,597	0.59	0.55	5.75	26
For the Year Ended October 31, 2022
A	$7.62	$0.29	$(1.16)	$(0.87)	$(0.29)	$—	$—	$(0.29)	$6.46	(11.63)%	$235,340	1.00%	0.95%	4.12%	49%
C	7.60	0.23	(1.16)	(0.93)	(0.23)	—	—	(0.23)	6.44	(12.36)	11,623	1.73	1.73	3.31	49
I	7.63	0.30	(1.15)	(0.85)	(0.32)	—	—	(0.32)	6.46	(11.35)	17,300	0.71	0.69	4.25	49
R3	7.62	0.27	(1.16)	(0.89)	(0.27)	—	—	(0.27)	6.46	(11.91)	1,667	1.30	1.27	3.81	49
R4	7.63	0.29	(1.16)	(0.87)	(0.29)	—	—	(0.29)	6.47	(11.63)	865	1.00	0.97	4.10	49
R5	7.59	0.31	(1.15)	(0.84)	(0.32)	—	—	(0.32)	6.43	(11.30)	586	0.70	0.67	4.39	49
R6	7.54	0.31	(1.15)	(0.84)	(0.33)	—	—	(0.33)	6.37	(11.32)	9	0.59	0.55	4.55	49
Y	7.54	0.31	(1.15)	(0.84)	(0.32)	—	—	(0.32)	6.38	(11.39)	1,022	0.69	0.66	4.44	49
F	7.61	0.32	(1.15)	(0.83)	(0.34)	—	—	(0.34)	6.44	(11.19)	100,620	0.58	0.55	4.53	49
For the Year Ended October 31, 2021
A	$7.27	$0.29	$0.35	$0.64	$(0.29)	$—	$—	$(0.29)	$7.62	8.90%	$287,361	1.00%	0.95%	3.85%	38%
C	7.25	0.24	0.34	0.58	(0.23)	—	—	(0.23)	7.60	8.10	17,757	1.72	1.71	3.15	38
I	7.30	0.31	0.34	0.65	(0.32)	—	—	(0.32)	7.63	9.03	46,882	0.68	0.67	4.10	38
R3	7.28	0.27	0.34	0.61	(0.27)	—	—	(0.27)	7.62	8.42	1,996	1.29	1.26	3.55	38
R4	7.29	0.29	0.34	0.63	(0.29)	—	—	(0.29)	7.63	8.73	1,028	1.00	0.97	3.85	38
R5	7.26	0.32	0.33	0.65	(0.32)	—	—	(0.32)	7.59	9.07	737	0.70	0.67	4.14	38
R6 (10)	7.57	0.21	(0.03)(11)	0.18	(0.21)	—	—	(0.21)	7.54	2.35 (6)	10	0.59 (7)	0.55 (7)	4.12 (7)	38
Y	7.20	0.31	0.34	0.65	(0.31)	—	—	(0.31)	7.54	9.12	972	0.69	0.66	4.15	38
F	7.28	0.32	0.35	0.67	(0.34)	—	—	(0.34)	7.61	9.26	110,704	0.58	0.55	4.23	38
The accompanying notes are an integral part of these financial statements.

199

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Inflation Plus Fund
For the Year Ended October 31, 2025
A	$10.00	$0.31	$0.37	$0.68	$(0.32)	$—	$—	$(0.32)	$10.36	6.85%	$123,881	0.92%	0.85%	3.09%	28%
C	9.59	0.22	0.35	0.57	(0.23)	—	—	(0.23)	9.93	6.05	5,349	1.63	1.63	2.25	28
I	10.25	0.35	0.36	0.71	(0.34)	—	—	(0.34)	10.62	7.08	39,081	0.60	0.60	3.34	28
R3	9.76	0.27	0.36	0.63	(0.28)	—	—	(0.28)	10.11	6.52	19,422	1.20	1.20	2.73	28
R4	10.02	0.31	0.36	0.67	(0.31)	—	—	(0.31)	10.38	6.78	3,476	0.90	0.90	3.05	28
R5	10.21	0.36	0.35	0.71	(0.34)	—	—	(0.34)	10.58	7.12	6,767	0.60	0.60	3.46	28
Y	10.27	0.36	0.37	0.73	(0.35)	—	—	(0.35)	10.65	7.19	40,392	0.58	0.58	3.43	28
F	10.25	0.36	0.37	0.73	(0.36)	—	—	(0.36)	10.62	7.22	115,210	0.48	0.48	3.45	28
For the Year Ended October 31, 2024
A	$9.52	$0.27	$0.49	$0.76	$(0.28)	$—	$—	$(0.28)	$10.00	8.05%	$134,606	0.89%	0.85%	2.75%	16%(12)
C	9.15	0.18	0.48	0.66	(0.22)	—	—	(0.22)	9.59	7.26	7,608	1.61	1.61	1.93	16 (12)
I	9.75	0.30	0.50	0.80	(0.30)	—	—	(0.30)	10.25	8.32	25,483	0.59	0.59	3.00	16 (12)
R3	9.31	0.24	0.46	0.70	(0.25)	—	—	(0.25)	9.76	7.61	23,531	1.19	1.19	2.44	16 (12)
R4	9.54	0.27	0.48	0.75	(0.27)	—	—	(0.27)	10.02	7.99	3,786	0.89	0.89	2.71	16 (12)
R5	9.71	0.31	0.49	0.80	(0.30)	—	—	(0.30)	10.21	8.34	3,992	0.59	0.59	3.02	16 (12)
Y	9.77	0.31	0.49	0.80	(0.30)	—	—	(0.30)	10.27	8.29	17,532	0.59	0.59	3.02	16 (12)
F	9.75	0.32	0.49	0.81	(0.31)	—	—	(0.31)	10.25	8.41	112,469	0.48	0.48	3.15	16 (12)
For the Year Ended October 31, 2023
A	$9.82	$0.33	$(0.27)	$0.06	$(0.31)	$—	$(0.05)	$(0.36)	$9.52	0.51%	$156,131	0.87%	0.84%	3.36%	35%(12)
C	9.45	0.24	(0.25)	(0.01)	(0.25)	—	(0.04)	(0.29)	9.15	(0.21)	10,783	1.59	1.59	2.56	35 (12)
I	10.04	0.35	(0.26)	0.09	(0.33)	—	(0.05)	(0.38)	9.75	0.83	33,203	0.59	0.59	3.48	35 (12)
R3	9.60	0.30	(0.26)	0.04	(0.29)	—	(0.04)	(0.33)	9.31	0.30	24,072	1.18	1.18	3.06	35 (12)
R4	9.83	0.33	(0.27)	0.06	(0.30)	—	(0.05)	(0.35)	9.54	0.56	3,259	0.89	0.89	3.37	35 (12)
R5	10.00	0.38	(0.29)	0.09	(0.33)	—	(0.05)	(0.38)	9.71	0.84	2,186	0.59	0.59	3.79	35 (12)
Y	10.06	0.37	(0.28)	0.09	(0.33)	—	(0.05)	(0.38)	9.77	0.85	18,539	0.58	0.58	3.67	35 (12)
F	10.04	0.38	(0.28)	0.10	(0.34)	—	(0.05)	(0.39)	9.75	0.95	120,216	0.47	0.47	3.74	35 (12)
For the Year Ended October 31, 2022
A	$11.63	$0.61	$(1.61)	$(1.00)	$(0.78)	$—	$(0.03)	$(0.81)	$9.82	(9.07)%	$200,112	0.85%	0.84%	5.62%	57%(12)
C	11.23	0.50	(1.55)	(1.05)	(0.71)	—	(0.02)	(0.73)	9.45	(9.79)	19,439	1.58	1.58	4.84	57 (12)
I	11.88	0.65	(1.65)	(1.00)	(0.81)	—	(0.03)	(0.84)	10.04	(8.88)	64,202	0.57	0.57	5.97	57 (12)
R3	11.40	0.55	(1.58)	(1.03)	(0.75)	—	(0.02)	(0.77)	9.60	(9.46)	28,014	1.17	1.17	5.24	57 (12)
R4	11.65	0.59	(1.61)	(1.02)	(0.77)	—	(0.03)	(0.80)	9.83	(9.16)	3,886	0.87	0.87	5.50	57 (12)
R5	11.83	0.65	(1.64)	(0.99)	(0.81)	—	(0.03)	(0.84)	10.00	(8.83)	1,995	0.57	0.57	6.00	57 (12)
Y	11.90	0.68	(1.68)	(1.00)	(0.81)	—	(0.03)	(0.84)	10.06	(8.87)	19,978	0.56	0.56	6.09	57 (12)
F	11.88	0.66	(1.65)	(0.99)	(0.82)	—	(0.03)	(0.85)	10.04	(8.77)	154,988	0.45	0.45	6.02	57 (12)
For the Year Ended October 31, 2021
A	$11.11	$0.36	$0.40	$0.76	$(0.24)	$—	$—	$(0.24)	$11.63	6.88%	$232,828	0.85%	0.85%	3.18%	73%(12)
C	10.70	0.26	0.39	0.65	(0.12)	—	—	(0.12)	11.23	6.14	23,382	1.58	1.58	2.41	73 (12)
I	11.35	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.88	7.15	57,343	0.55	0.55	3.42	73 (12)
R3	10.89	0.31	0.39	0.70	(0.19)	—	—	(0.19)	11.40	6.52	32,804	1.17	1.17	2.75	73 (12)
R4	11.12	0.32	0.43	0.75	(0.22)	—	—	(0.22)	11.65	6.84	4,336	0.87	0.87	2.85	73 (12)
R5	11.30	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.83	7.18	1,818	0.57	0.57	3.49	73 (12)
Y	11.37	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.90	7.13	34,156	0.56	0.56	3.44	73 (12)
F	11.34	0.39	0.43	0.82	(0.28)	—	—	(0.28)	11.88	7.36	182,069	0.45	0.45	3.40	73 (12)
The accompanying notes are an integral part of these financial statements.

200

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Low Duration High Income Fund
For the Year Ended October 31, 2025
A	$8.96	$0.60	$0.04	$0.64	$(0.59)	$—	$—	$(0.59)	$9.01	7.36%	$54,561	1.14%	1.00%	6.63%	73%
C	9.07	0.54	0.03	0.57	(0.53)	—	—	(0.53)	9.11	6.44	4,804	1.89	1.75	5.89	73
I	8.87	0.61	0.04	0.65	(0.62)	—	—	(0.62)	8.90	7.49	55,561	0.83	0.75	6.88	73
R3	9.01	0.57	0.03	0.60	(0.56)	—	—	(0.56)	9.05	6.90	101	1.44	1.32	6.32	73
R4	8.95	0.60	0.03	0.63	(0.59)	—	—	(0.59)	8.99	7.22	46	1.18	1.02	6.63	73
R5	8.86	0.61	0.04	0.65	(0.63)	—	—	(0.63)	8.88	7.55	9,366	0.86	0.72	6.91	73
Y	8.87	0.62	0.03	0.65	(0.63)	—	—	(0.63)	8.89	7.58	4,128	0.86	0.72	6.93	73
F	8.87	0.62	0.04	0.66	(0.64)	—	—	(0.64)	8.89	7.69	16,936	0.76	0.65	6.98	73
For the Year Ended October 31, 2024
A	$8.84	$0.66	$0.13	$0.79	$(0.67)	$—	$—	$(0.67)	$8.96	9.18%	$56,316	1.16%	1.01%	7.36%	114%
C	8.92	0.60	0.14	0.74	(0.59)	—	—	(0.59)	9.07	8.48	7,818	1.89	1.76	6.62	114
I	8.77	0.70	0.11	0.81	(0.71)	—	—	(0.71)	8.87	9.49	52,919	0.87	0.77	7.91	114
R3	8.86	0.61	0.16	0.77	(0.62)	—	—	(0.62)	9.01	8.91	53	1.49	1.33	6.78	114
R4	8.82	0.70	0.10	0.80	(0.67)	—	—	(0.67)	8.95	9.29	74	1.22	1.03	7.86	114
R5	8.76	0.67	0.14	0.81	(0.71)	—	—	(0.71)	8.86	9.59	8,079	0.89	0.73	7.62	114
Y	8.77	0.74	0.07	0.81	(0.71)	—	—	(0.71)	8.87	9.54	4,015	0.91	0.75	8.29	114
F	8.78	0.68	0.13	0.81	(0.72)	—	—	(0.72)	8.87	9.51	16,350	0.78	0.68	7.70	114
For the Year Ended October 31, 2023
A	$8.67	$0.71	$0.14	$0.85	$(0.68)	$—	$—	$(0.68)	$8.84	10.09%	$63,858	1.16%	1.05%	7.96%	58%
C	8.75	0.64	0.15	0.79	(0.62)	—	—	(0.62)	8.92	9.25	10,406	1.90	1.80	7.21	58
I	8.60	0.72	0.15	0.87	(0.70)	—	—	(0.70)	8.77	10.42	165,095	0.89	0.80	8.19	58
R3	8.69	0.68	0.15	0.83	(0.66)	—	—	(0.66)	8.86	9.75	15	1.51	1.35	7.65	58
R4	8.65	0.70	0.15	0.85	(0.68)	—	—	(0.68)	8.82	10.21	330	1.19	1.05	7.95	58
R5	8.60	0.73	0.14	0.87	(0.71)	—	—	(0.71)	8.76	10.41	9,687	0.90	0.75	8.26	58
Y	8.61	0.73	0.14	0.87	(0.71)	—	—	(0.71)	8.77	10.33	23,395	0.90	0.78	8.26	58
F	8.62	0.73	0.14	0.87	(0.71)	—	—	(0.71)	8.78	10.41	19,611	0.80	0.75	8.24	58
For the Year Ended October 31, 2022
A	$9.68	$0.38	$(1.01)	$(0.63)	$(0.38)	$—	$—	$(0.38)	$8.67	(6.66)%	$78,595	1.14%	1.05%	4.16%	70%
C	9.76	0.31	(1.01)	(0.70)	(0.31)	—	—	(0.31)	8.75	(7.31)	16,791	1.88	1.80	3.30	70
I	9.63	0.40	(1.01)	(0.61)	(0.42)	—	—	(0.42)	8.60	(6.48)	238,607	0.86	0.80	4.37	70
R3	9.69	0.32	(0.97)	(0.65)	(0.35)	—	—	(0.35)	8.69	(6.86)	22	1.49	1.35	3.45	70
R4	9.66	0.39	(1.03)	(0.64)	(0.37)	—	—	(0.37)	8.65	(6.69)	404	1.19	1.05	4.18	70
R5	9.63	0.41	(1.01)	(0.60)	(0.43)	—	—	(0.43)	8.60	(6.40)	11,344	0.88	0.75	4.42	70
Y	9.63	0.40	(1.00)	(0.60)	(0.42)	—	—	(0.42)	8.61	(6.34)	13,648	0.88	0.78	4.36	70
F	9.64	0.42	(1.01)	(0.59)	(0.43)	—	—	(0.43)	8.62	(6.28)	35,346	0.77	0.75	4.55	70
For the Year Ended October 31, 2021
A	$9.23	$0.35	$0.40	$0.75	$(0.30)	$—	$—	$(0.30)	$9.68	8.23%	$81,907	1.15%	1.05%	3.67%	132%
C	9.31	0.29	0.39	0.68	(0.23)	—	—	(0.23)	9.76	7.38	25,357	1.88	1.80	2.95	132
I	9.18	0.38	0.40	0.78	(0.33)	—	—	(0.33)	9.63	8.52	276,041	0.86	0.80	3.92	132
R3	9.25	0.33	0.38	0.71	(0.27)	—	—	(0.27)	9.69	7.77	160	1.49	1.35	3.37	132
R4	9.21	0.35	0.40	0.75	(0.30)	—	—	(0.30)	9.66	8.24	399	1.20	1.05	3.68	132
R5	9.18	0.38	0.40	0.78	(0.33)	—	—	(0.33)	9.63	8.58	12,801	0.88	0.75	3.97	132
Y	9.19	0.38	0.39	0.77	(0.33)	—	—	(0.33)	9.63	8.43	13,206	0.89	0.78	3.92	132
F	9.20	0.38	0.39	0.77	(0.33)	—	—	(0.33)	9.64	8.45	28,494	0.78	0.75	3.94	132
The accompanying notes are an integral part of these financial statements.

201

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Municipal Opportunities Fund
For the Year Ended October 31, 2025
A	$8.34	$0.26	$0.08	$0.34	$(0.26)	$—	$—	$(0.26)	$8.42	4.18%	$387,559	0.66%	0.66%	3.15%	37%
C	8.35	0.20	0.07	0.27	(0.20)	—	—	(0.20)	8.42	3.26	12,126	1.43	1.43	2.37	37
I	8.34	0.28	0.08	0.36	(0.28)	—	—	(0.28)	8.42	4.37	807,460	0.47	0.47	3.33	37
Y	8.34	0.29	0.06	0.35	(0.28)	—	—	(0.28)	8.41	4.30	290,098	0.37	0.37	3.48	37
F	8.33	0.29	0.08	0.37	(0.29)	—	—	(0.29)	8.41	4.51	500,299	0.34	0.34	3.47	37
For the Year Ended October 31, 2024
A	$7.82	$0.25	$0.52	$0.77	$(0.25)	$—	$—	$(0.25)	$8.34	9.91%	$400,790	0.66%	0.66%	3.02%	45%
C	7.83	0.19	0.52	0.71	(0.19)	—	—	(0.19)	8.35	9.06	17,739	1.43	1.43	2.25	45
I	7.82	0.27	0.52	0.79	(0.27)	—	—	(0.27)	8.34	10.14	1,096,957	0.45	0.45	3.23	45
Y	7.82	0.27	0.52	0.79	(0.27)	—	—	(0.27)	8.34	10.15	19,074	0.44	0.44	3.24	45
F	7.81	0.28	0.52	0.80	(0.28)	—	—	(0.28)	8.33	10.30	405,049	0.34	0.34	3.33	45
For the Year Ended October 31, 2023
A	$7.80	$0.22	$0.02	$0.24	$(0.22)	$—	$—	$(0.22)	$7.82	3.00%	$367,824	0.66%	0.66%	2.70%	26%
C	7.80	0.16	0.03	0.19	(0.16)	—	—	(0.16)	7.83	2.35	22,291	1.43	1.43	1.93	26
I	7.80	0.24	0.02	0.26	(0.24)	—	—	(0.24)	7.82	3.23	962,921	0.45	0.45	2.92	26
Y	7.79	0.24	0.03	0.27	(0.24)	—	—	(0.24)	7.82	3.36	12,734	0.44	0.44	2.92	26
F	7.79	0.25	0.01	0.26	(0.24)	—	—	(0.24)	7.81	3.33	298,919	0.35	0.35	3.02	26
For the Year Ended October 31, 2022
A	$9.04	$0.15	$(1.23)	$(1.08)	$(0.16)	$—	$—	$(0.16)	$7.80	(12.10)%	$364,444	0.66%	0.66%	1.81%	46%
C	9.05	0.09	(1.25)	(1.16)	(0.09)	—	—	(0.09)	7.80	(12.87)	30,481	1.43	1.43	1.04	46
I	9.05	0.17	(1.25)	(1.08)	(0.17)	—	—	(0.17)	7.80	(12.01)	912,459	0.44	0.44	2.04	46
Y	9.04	0.17	(1.25)	(1.08)	(0.17)	—	—	(0.17)	7.79	(12.02)	11,758	0.44	0.44	2.04	46
F	9.03	0.18	(1.24)	(1.06)	(0.18)	—	—	(0.18)	7.79	(11.84)	288,489	0.35	0.35	2.14	46
For the Year Ended October 31, 2021
A	$8.93	$0.15	$0.11	$0.26	$(0.15)	$—	$—	$(0.15)	$9.04	2.94%	$486,106	0.66%	0.66%	1.67%	8%
C	8.94	0.08	0.11	0.19	(0.08)	—	—	(0.08)	9.05	2.16	48,740	1.42	1.42	0.92	8
I	8.94	0.17	0.11	0.28	(0.17)	—	—	(0.17)	9.05	3.19	902,081	0.42	0.42	1.91	8
Y	8.93	0.17	0.11	0.28	(0.17)	—	—	(0.17)	9.04	3.17	15,319	0.44	0.44	1.90	8
F	8.92	0.18	0.11	0.29	(0.18)	—	—	(0.18)	9.03	3.26	332,185	0.35	0.35	1.98	8
Hartford Municipal Short Duration Fund
For the Year Ended October 31, 2025
A	$9.93	$0.23	$0.13	$0.36	$(0.24)	$—	$—	$(0.24)	$10.05	3.68%	$26,266	0.97%	0.69%	2.28%	32%
C	9.94	0.15	0.14	0.29	(0.16)	—	—	(0.16)	10.07	2.90	210	1.90	1.44	1.53	32
I	9.88	0.25	0.14	0.39	(0.27)	—	—	(0.27)	10.00	3.97	5,118	0.78	0.46	2.52	32
F	9.89	0.26	0.12	0.38	(0.27)	—	—	(0.27)	10.00	3.95	6,744	0.68	0.39	2.59	32
For the Year Ended October 31, 2024
A	$9.59	$0.19	$0.34	$0.53	$(0.19)	$—	$—	$(0.19)	$9.93	5.55%	$26,826	0.96%	0.69%	1.96%	21%
C	9.59	0.12	0.34	0.46	(0.11)	—	—	(0.11)	9.94	4.77	262	1.88	1.44	1.20	21
I	9.55	0.22	0.32	0.54	(0.21)	—	—	(0.21)	9.88	5.74	4,243	0.76	0.46	2.19	21
F	9.55	0.22	0.34	0.56	(0.22)	—	—	(0.22)	9.89	5.93	6,037	0.66	0.39	2.26	21
For the Year Ended October 31, 2023
A	$9.52	$0.16	$0.06	$0.22	$(0.15)	$—	$—	$(0.15)	$9.59	2.29%	$27,991	0.91%	0.69%	1.67%	24%
C	9.51	0.09	0.06	0.15	(0.07)	—	—	(0.07)	9.59	1.52	473	1.76	1.44	0.92	24
I	9.50	0.18	0.06	0.24	(0.19)	—	—	(0.19)	9.55	2.56	4,736	0.72	0.46	1.90	24
F	9.51	0.19	0.06	0.25	(0.21)	—	—	(0.21)	9.55	2.59	7,351	0.62	0.39	1.97	24
The accompanying notes are an integral part of these financial statements.

202

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Municipal Short Duration Fund – (continued)
For the Year Ended October 31, 2022
A	$10.19	$0.10	$(0.68)	$(0.58)	$(0.09)	$—	$—	$(0.09)	$9.52	(5.73)%	$31,751	0.89%	0.69%	0.97%	29%
C	10.18	0.02	(0.67)	(0.65)	(0.02)	—	—	(0.02)	9.51	(6.44)	957	1.72	1.44	0.18	29
I	10.17	0.11	(0.67)	(0.56)	(0.11)	—	—	(0.11)	9.50	(5.51)	6,757	0.72	0.46	1.11	29
F	10.18	0.13	(0.68)	(0.55)	(0.12)	—	—	(0.12)	9.51	(5.43)	9,306	0.60	0.39	1.30	29
For the Year Ended October 31, 2021
A	$10.16	$0.12	$0.03	$0.15	$(0.12)	$(0.00)(9)	$—	$(0.12)	$10.19	1.52%	$21,655	1.04%	0.69%	1.18%	16%
C	10.16	0.05	0.02	0.07	(0.05)	(0.00)(9)	—	(0.05)	10.18	0.66	1,390	1.85	1.44	0.44	16
I	10.15	0.14	0.03	0.17	(0.15)	(0.00)(9)	—	(0.15)	10.17	1.65	8,253	0.83	0.46	1.38	16
F	10.16	0.15	0.02	0.17	(0.15)	(0.00)(9)	—	(0.15)	10.18	1.72	5,047	0.74	0.39	1.44	16
Hartford Schroders Core Fixed Income Fund
For the Year Ended October 31, 2025
I	$8.57	$0.39	$0.17	$0.56	$(0.38)	$—	$—	$(0.38)	$8.75	6.75%	$1,298	0.69%	0.51%	4.50%	152%
R3	8.69	0.37	0.17	0.54	(0.33)	—	—	(0.33)	8.90	6.36	10	1.27	0.77	4.22	152
R4	8.61	0.37	0.18	0.55	(0.36)	—	—	(0.36)	8.80	6.54	10	0.96	0.71	4.28	152
R5	8.56	0.39	0.18	0.57	(0.39)	—	—	(0.39)	8.74	6.82	10	0.66	0.46	4.54	152
Y	8.56	0.39	0.17	0.56	(0.39)	—	—	(0.39)	8.73	6.77	5,435	0.61	0.40	4.60	152
F	8.57	0.40	0.17	0.57	(0.40)	—	—	(0.40)	8.74	6.82	58,137	0.54	0.36	4.63	152
SDR	8.55	0.40	0.17	0.57	(0.40)	—	—	(0.40)	8.72	6.84	13,599	0.55	0.36	4.64	152
For the Year Ended October 31, 2024
I	$8.11	$0.37	$0.49	$0.86	$(0.40)	$—	$—	$(0.40)	$8.57	10.72%	$1,463	0.65%	0.51%	4.31%	121%
R3	8.18	0.36	0.50	0.86	(0.35)	—	—	(0.35)	8.69	10.58	9	1.23	0.73	4.09	121
R4	8.14	0.36	0.49	0.85	(0.38)	—	—	(0.38)	8.61	10.50	9	0.93	0.68	4.14	121
R5	8.10	0.38	0.49	0.87	(0.41)	—	—	(0.41)	8.56	10.80	9	0.63	0.46	4.39	121
Y	8.10	0.38	0.49	0.87	(0.41)	—	—	(0.41)	8.56	10.87	5,935	0.58	0.40	4.44	121
F	8.10	0.38	0.51	0.89	(0.42)	—	—	(0.42)	8.57	11.05	72,372	0.51	0.36	4.47	121
SDR	8.09	0.38	0.50	0.88	(0.42)	—	—	(0.42)	8.55	10.99	10,060	0.51	0.34	4.48	121
For the Year Ended October 31, 2023
I	$8.36	$0.32	$(0.25)	$0.07	$(0.32)	$—	$—	$(0.32)	$8.11	0.74%	$1,012	0.58%	0.51%	3.77%	104%
R3	8.39	0.31	(0.25)	0.06	(0.27)	—	—	(0.27)	8.18	0.60	8	1.15	0.65	3.54	104
R4	8.37	0.31	(0.24)	0.07	(0.30)	—	—	(0.30)	8.14	0.70	8	0.85	0.60	3.61	104
R5	8.35	0.32	(0.24)	0.08	(0.33)	—	—	(0.33)	8.10	0.80	8	0.55	0.46	3.74	104
Y	8.35	0.33	(0.25)	0.08	(0.33)	—	—	(0.33)	8.10	0.87	5,377	0.49	0.40	3.79	104
F	8.35	0.33	(0.24)	0.09	(0.34)	—	—	(0.34)	8.10	0.91	72,653	0.43	0.36	3.86	104
SDR	8.34	0.33	(0.24)	0.09	(0.34)	—	—	(0.34)	8.09	0.96	83,598	0.43	0.32	3.89	104
For the Period Ended October 31, 2022 (13)
I(14)	$10.46	$0.23	$(1.94)	$(1.71)	$(0.20)	$(0.19)	$—	$(0.39)	$8.36	(16.83)%(6)	$564	0.60%(7)	0.51%(7)	2.61%(7)	162%
R3 (14)	10.45	0.19	(1.92)	(1.73)	(0.14)	(0.19)	—	(0.33)	8.39	(16.94)(6)	8	1.12 (7)	0.66 (7)	2.09 (7)	162
R4 (14)	10.45	0.20	(1.92)	(1.72)	(0.17)	(0.19)	—	(0.36)	8.37	(16.88)(6)	8	0.82 (7)	0.59 (7)	2.13 (7)	162
R5 (14)	10.45	0.21	(1.92)	(1.71)	(0.20)	(0.19)	—	(0.39)	8.35	(16.81)(6)	8	0.52 (7)	0.46 (7)	2.27 (7)	162
Y	10.47	0.21	(1.93)	(1.72)	(0.21)	(0.19)	—	(0.40)	8.35	(16.91)	6,441	0.55	0.40	2.26	162
F(14)	10.45	0.24	(1.94)	(1.70)	(0.21)	(0.19)	—	(0.40)	8.35	(16.72)(6)	76,245	0.41 (7)	0.36 (7)	2.68 (7)	162
SDR	10.46	0.23	(1.94)	(1.71)	(0.22)	(0.19)	—	(0.41)	8.34	(16.86)	60,725	0.46	0.32	2.39	162
For the Year Ended October 31, 2021
Y	$10.82	$0.18	$(0.12)	$0.06	$(0.19)	$(0.22)	$—	$(0.41)	$10.47	0.51%	$9,051	0.74%	0.39%	1.74%	179%
SDR	10.82	0.19	(0.13)	0.06	(0.20)	(0.22)	—	(0.42)	10.46	0.50	73,926	0.69	0.32	1.78	179
The accompanying notes are an integral part of these financial statements.

203

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
For the Year Ended October 31, 2025
A	$7.09	$0.54	$0.36	$0.90	$(0.51)	$—	$—	$(0.51)	$7.48	13.32%	$1,683	1.68%	0.90%	7.51%	164%
C	7.06	0.49	0.36	0.85	(0.46)	—	—	(0.46)	7.45	12.46	132	2.44	1.70	6.81	164
I	7.07	0.56	0.37	0.93	(0.54)	—	—	(0.54)	7.46	13.70	2,428	1.32	0.60	7.87	164
R3	7.10	0.53	0.35	0.88	(0.49)	—	—	(0.49)	7.49	12.99	13	1.94	1.17	7.48	164
R4	7.08	0.54	0.38	0.92	(0.52)	—	—	(0.52)	7.48	13.52	13	1.64	0.87	7.54	164
R5	7.07	0.56	0.37	0.93	(0.54)	—	—	(0.54)	7.46	13.73	13	1.34	0.57	7.86	164
Y	7.07	0.58	0.35	0.93	(0.54)	—	—	(0.54)	7.46	13.75	171	1.31	0.55	8.22	164
F	6.54	0.53	0.34	0.87	(0.55)	—	—	(0.55)	6.86	13.92	27	1.22	0.45	8.01	164
SDR	7.07	0.57	0.37	0.94	(0.55)	—	—	(0.55)	7.46	13.87	28,067	1.22	0.45	7.97	164
For the Year Ended October 31, 2024
A	$6.46	$0.48	$0.59	$1.07	$(0.44)	$—	$—	$(0.44)	$7.09	16.76%	$1,289	1.94%	1.14%	6.84%	151%
C	6.44	0.42	0.59	1.01	(0.39)	—	—	(0.39)	7.06	15.77	59	2.73	1.89	6.02	151
I	6.45	0.49	0.59	1.08	(0.46)	—	—	(0.46)	7.07	16.92	2,475	1.56	0.89	7.08	151
R3	6.47	0.46	0.59	1.05	(0.42)	—	—	(0.42)	7.10	16.38	38	2.20	1.44	6.55	151
R4	6.46	0.48	0.58	1.06	(0.44)	—	—	(0.44)	7.08	16.60	11	1.90	1.14	6.85	151
R5	6.44	0.50	0.59	1.09	(0.46)	—	—	(0.46)	7.07	17.16	12	1.60	0.84	7.14	151
Y	6.45	0.50	0.58	1.08	(0.46)	—	—	(0.46)	7.07	16.98	3,325	1.54	0.84	7.15	151
F	5.99	0.47	0.55	1.02	(0.47)	—	—	(0.47)	6.54	17.24	24	1.48	0.75	7.25	151
SDR	6.45	0.51	0.58	1.09	(0.47)	—	—	(0.47)	7.07	17.10	17,536	1.48	0.75	7.24	151
For the Year Ended October 31, 2023
A	$6.21	$0.44	$0.21	$0.65	$(0.40)	$—	$—	$(0.40)	$6.46	10.39%	$1,121	1.85%	1.15%	6.61%	133%
C	6.19	0.39	0.21	0.60	(0.35)	—	—	(0.35)	6.44	9.59	133	2.65	1.90	5.87	133
I	6.20	0.46	0.21	0.67	(0.42)	—	—	(0.42)	6.45	10.68	3,164	1.49	0.90	6.80	133
R3	6.22	0.42	0.21	0.63	(0.38)	—	—	(0.38)	6.47	10.04	31	2.12	1.45	6.31	133
R4	6.21	0.44	0.21	0.65	(0.40)	—	—	(0.40)	6.46	10.39	10	1.82	1.15	6.57	133
R5	6.20	0.46	0.20	0.66	(0.42)	—	—	(0.42)	6.44	10.57	10	1.52	0.85	6.90	133
Y	6.20	0.46	0.21	0.67	(0.42)	—	—	(0.42)	6.45	10.74	2,814	1.46	0.85	6.91	133
F	5.80	0.44	0.18	0.62	(0.43)	—	—	(0.43)	5.99	10.74	20	1.40	0.75	7.05	133
SDR	6.20	0.47	0.21	0.68	(0.43)	—	—	(0.43)	6.45	10.85	14,636	1.40	0.75	7.00	133
For the Year Ended October 31, 2022
A	$8.29	$0.37	$(2.06)	$(1.69)	$(0.33)	$(0.01)	$(0.05)	$(0.39)	$6.21	(20.83)%	$1,018	1.65%	1.15%	5.12%	118%
C	8.26	0.31	(2.05)	(1.74)	(0.28)	(0.01)	(0.04)	(0.33)	6.19	(21.38)	65	2.46	1.90	4.32	118
I	8.28	0.40	(2.07)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.65)	7,394	1.32	0.90	5.32	118
R3	8.30	0.36	(2.07)	(1.71)	(0.31)	(0.01)	(0.05)	(0.37)	6.22	(21.04)	27	1.93	1.45	4.89	118
R4	8.29	0.37	(2.06)	(1.69)	(0.33)	(0.01)	(0.05)	(0.39)	6.21	(20.83)	9	1.63	1.15	5.17	118
R5	8.28	0.39	(2.06)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.61)	9	1.33	0.85	5.48	118
Y	8.28	0.39	(2.06)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.61)	2,531	1.27	0.85	5.47	118
F	7.77	0.38	(1.93)	(1.55)	(0.36)	(0.01)	(0.05)	(0.42)	5.80	(20.46)	10	1.21	0.75	5.58	118
SDR	8.28	0.41	(2.07)	(1.66)	(0.36)	(0.01)	(0.05)	(0.42)	6.20	(20.53)	16,503	1.21	0.75	5.56	118
The accompanying notes are an integral part of these financial statements.

204

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Emerging Markets Multi-Sector Bond Fund – (continued)
For the Year Ended October 31, 2021
A	$8.22	$0.36	$0.05	$0.41	$(0.34)	$—	$—	$(0.34)	$8.29	4.92%	$1,574	1.48%	1.15%	4.14%	168%
C	8.20	0.29	0.04	0.33	(0.27)	—	—	(0.27)	8.26	4.02	136	2.32	1.90	3.41	168
I	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.19	18,976	1.16	0.88	4.41	168
R3	8.23	0.33	0.05	0.38	(0.31)	—	—	(0.31)	8.30	4.60	31	1.79	1.41	3.89	168
R4	8.22	0.37	0.04	0.41	(0.34)	—	—	(0.34)	8.29	4.92	11	1.49	1.09	4.24	168
R5	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.24	11	1.19	0.85	4.45	168
Y	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.24	2,946	1.12	0.83	4.46	168
F	7.72	0.37	0.05	0.42	(0.37)	—	—	(0.37)	7.77	5.43	12	1.07	0.75	4.54	168
SDR	8.21	0.39	0.05	0.44	(0.37)	—	—	(0.37)	8.28	5.35	20,784	1.07	0.75	4.57	168
Hartford Schroders Tax-Aware Bond Fund
For the Year Ended October 31, 2025
A	$10.21	$0.35	$(0.12)	$0.23	$(0.33)	$—	$—	$(0.33)	$10.11	2.40%	$94,617	0.82%	0.71%	3.51%	46%
C	10.25	0.26	(0.11)	0.15	(0.23)	—	—	(0.23)	10.17	1.52	11,924	1.61	1.59	2.63	46
I	10.21	0.37	(0.11)	0.26	(0.38)	—	—	(0.38)	10.09	2.66	474,124	0.60	0.49	3.72	46
Y	10.21	0.37	(0.12)	0.25	(0.36)	—	—	(0.36)	10.10	2.62	12	0.60	0.56	3.62	46
F	10.21	0.37	(0.10)	0.27	(0.39)	—	—	(0.39)	10.09	2.73	238,479	0.50	0.46	3.76	46
SDR	10.20	0.37	(0.10)	0.27	(0.39)	—	—	(0.39)	10.08	2.73	35,059	0.50	0.46	3.76	46
For the Year Ended October 31, 2024
A	$9.29	$0.35	$0.91	$1.26	$(0.34)	$—	$—	$(0.34)	$10.21	13.59%	$107,430	0.81%	0.71%	3.42%	36%
C	9.32	0.26	0.91	1.17	(0.24)	—	—	(0.24)	10.25	12.54	12,556	1.61	1.59	2.54	36
I	9.29	0.37	0.91	1.28	(0.36)	—	—	(0.36)	10.21	13.87	856,577	0.59	0.49	3.64	36
Y	9.30	0.36	0.90	1.26	(0.35)	—	—	(0.35)	10.21	13.66	215	0.60	0.56	3.58	36
F	9.30	0.37	0.90	1.27	(0.36)	—	—	(0.36)	10.21	13.78	275,046	0.50	0.46	3.67	36
SDR	9.29	0.37	0.90	1.27	(0.36)	—	—	(0.36)	10.20	13.80	50,294	0.50	0.46	3.68	36
For the Year Ended October 31, 2023
A	$9.48	$0.32	$(0.21)	$0.11	$(0.30)	$—	$—	$(0.30)	$9.29	0.97%	$67,410	0.83%	0.71%	3.24%	98%
C	9.50	0.23	(0.21)	0.02	(0.20)	—	—	(0.20)	9.32	0.07	5,872	1.62	1.59	2.34	98
I	9.49	0.35	(0.23)	0.12	(0.32)	—	—	(0.32)	9.29	1.11	586,159	0.60	0.49	3.49	98
Y	9.49	0.34	(0.22)	0.12	(0.31)	—	—	(0.31)	9.30	1.14	250	0.62	0.56	3.35	98
F	9.49	0.35	(0.21)	0.14	(0.33)	—	—	(0.33)	9.30	1.25	167,879	0.51	0.46	3.55	98
SDR	9.48	0.34	(0.20)	0.14	(0.33)	—	—	(0.33)	9.29	1.25	51,034	0.51	0.46	3.44	98
For the Year Ended October 31, 2022
A	$11.27	$0.17	$(1.64)	$(1.47)	$(0.17)	$(0.15)	$—	$(0.32)	$9.48	(13.33)%	$37,682	0.83%	0.71%	1.66%	143%
C	11.28	0.08	(1.64)	(1.56)	(0.07)	(0.15)	—	(0.22)	9.50	(14.04)	4,323	1.62	1.59	0.79	143
I	11.28	0.20	(1.64)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.49	(13.12)	248,947	0.61	0.49	1.96	143
Y	11.28	0.20	(1.65)	(1.45)	(0.19)	(0.15)	—	(0.34)	9.49	(13.18)	247	0.63	0.56	1.86	143
F	11.28	0.21	(1.65)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.49	(13.09)	48,151	0.52	0.46	1.98	143
SDR	11.27	0.21	(1.65)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.48	(13.10)	51,611	0.52	0.46	1.97	143
For the Year Ended October 31, 2021
A	$11.42	$0.12	$(0.00)(9)	$0.12	$(0.12)	$(0.15)	$—	$(0.27)	$11.27	1.08%	$63,475	0.82%	0.71%	1.09%	109%
C	11.44	0.03	(0.02)	0.01	(0.02)	(0.15)	—	(0.17)	11.28	0.11	7,768	1.64	1.58	0.22	109
I	11.43	0.15	(0.01)	0.14	(0.14)	(0.15)	—	(0.29)	11.28	1.30	279,048	0.59	0.49	1.31	109
Y	11.44	0.14	(0.01)	0.13	(0.14)	(0.15)	—	(0.29)	11.28	1.14	286	0.62	0.56	1.24	109
F	11.44	0.15	(0.01)	0.14	(0.15)	(0.15)	—	(0.30)	11.28	1.24	40,994	0.51	0.46	1.34	109
SDR	11.43	0.15	(0.01)	0.14	(0.15)	(0.15)	—	(0.30)	11.27	1.24	64,292	0.51	0.46	1.34	109
The accompanying notes are an integral part of these financial statements.

205

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Short Duration Fund
For the Year Ended October 31, 2025
A	$9.71	$0.42	$0.15	$0.57	$(0.42)	$—	$—	$(0.42)	$9.86	5.97%	$741,378	0.83%	0.75%	4.27%	50%
C	9.71	0.34	0.15	0.49	(0.34)	—	—	(0.34)	9.86	5.15	28,234	1.53	1.53	3.49	50
I	9.65	0.44	0.16	0.60	(0.45)	—	—	(0.45)	9.80	6.33	564,913	0.51	0.49	4.54	50
R3	9.70	0.39	0.15	0.54	(0.39)	—	—	(0.39)	9.85	5.68	3,847	1.13	1.03	4.01	50
R4	9.70	0.42	0.15	0.57	(0.42)	—	—	(0.42)	9.85	5.97	4,116	0.75	0.75	4.28	50
R5	9.65	0.44	0.15	0.59	(0.44)	—	—	(0.44)	9.80	6.23	2,605	0.54	0.54	4.49	50
R6	9.58	0.44	0.16	0.60	(0.46)	—	—	(0.46)	9.72	6.38	3,131	0.43	0.43	4.61	50
Y	9.64	0.44	0.15	0.59	(0.44)	—	—	(0.44)	9.79	6.25	4,317	0.53	0.53	4.52	50
F	9.62	0.45	0.15	0.60	(0.46)	—	—	(0.46)	9.76	6.37	757,068	0.42	0.42	4.61	50
For the Year Ended October 31, 2024
A	$9.32	$0.40	$0.39	$0.79	$(0.40)	$—	$—	$(0.40)	$9.71	8.57%	$742,530	0.82%	0.75%	4.18%	48%
C	9.32	0.33	0.38	0.71	(0.32)	—	—	(0.32)	9.71	7.73	30,599	1.54	1.54	3.39	48
I	9.27	0.42	0.39	0.81	(0.43)	—	—	(0.43)	9.65	8.84	420,207	0.50	0.49	4.44	48
R3	9.31	0.38	0.38	0.76	(0.37)	—	—	(0.37)	9.70	8.32	2,009	1.09	0.99	3.95	48
R4	9.30	0.40	0.40	0.80	(0.40)	—	—	(0.40)	9.70	8.71	3,935	0.74	0.74	4.18	48
R5	9.27	0.42	0.38	0.80	(0.42)	—	—	(0.42)	9.65	8.73	2,368	0.54	0.54	4.39	48
R6	9.21	0.43	0.38	0.81	(0.44)	—	—	(0.44)	9.58	8.89	2,100	0.43	0.43	4.50	48
Y	9.25	0.42	0.38	0.80	(0.41)	—	—	(0.41)	9.64	8.84	3,016	0.53	0.53	4.39	48
F	9.25	0.43	0.38	0.81	(0.44)	—	—	(0.44)	9.62	8.88	598,620	0.43	0.43	4.50	48
For the Year Ended October 31, 2023
A	$9.15	$0.30	$0.17	$0.47	$(0.30)	$—	$—	$(0.30)	$9.32	5.16%	$802,471	0.80%	0.79%	3.20%	27%
C	9.15	0.23	0.17	0.40	(0.23)	—	—	(0.23)	9.32	4.39	31,300	1.53	1.53	2.42	27
I	9.11	0.32	0.17	0.49	(0.33)	—	—	(0.33)	9.27	5.44	369,268	0.49	0.49	3.49	27
R3	9.14	0.28	0.17	0.45	(0.28)	—	—	(0.28)	9.31	4.98	1,391	1.15	0.96	3.05	27
R4	9.14	0.30	0.16	0.46	(0.30)	—	—	(0.30)	9.30	5.10	5,133	0.73	0.73	3.25	27
R5	9.10	0.32	0.17	0.49	(0.32)	—	—	(0.32)	9.27	5.48	2,061	0.55	0.55	3.44	27
R6	9.06	0.33	0.16	0.49	(0.34)	—	—	(0.34)	9.21	5.49	2,137	0.43	0.43	3.57	27
Y	9.09	0.31	0.18	0.49	(0.33)	—	—	(0.33)	9.25	5.39	3,118	0.53	0.53	3.37	27
F	9.09	0.33	0.17	0.50	(0.34)	—	—	(0.34)	9.25	5.61	547,372	0.43	0.43	3.55	27
For the Year Ended October 31, 2022
A	$10.00	$0.17	$(0.85)	$(0.68)	$(0.17)	$—	$—	$(0.17)	$9.15	(6.87)%	$835,605	0.79%	0.78%	1.74%	22%(15)
C	10.00	0.09	(0.84)	(0.75)	(0.10)	—	—	(0.10)	9.15	(7.56)	51,779	1.52	1.52	0.99	22 (15)
I	9.97	0.19	(0.84)	(0.65)	(0.21)	—	—	(0.21)	9.11	(6.61)	386,417	0.49	0.49	1.98	22 (15)
R3	9.98	0.15	(0.84)	(0.69)	(0.15)	—	—	(0.15)	9.14	(6.94)	1,102	1.14	0.95	1.60	22 (15)
R4	9.98	0.18	(0.85)	(0.67)	(0.17)	—	—	(0.17)	9.14	(6.73)	4,986	0.72	0.72	1.83	22 (15)
R5	9.95	0.19	(0.84)	(0.65)	(0.20)	—	—	(0.20)	9.10	(6.64)	1,976	0.54	0.54	2.03	22 (15)
R6	9.91	0.20	(0.83)	(0.63)	(0.22)	—	—	(0.22)	9.06	(6.44)	1,899	0.43	0.43	2.10	22 (15)
Y	9.94	0.19	(0.84)	(0.65)	(0.20)	—	—	(0.20)	9.09	(6.61)	7,595	0.53	0.53	1.99	22 (15)
F	9.95	0.20	(0.84)	(0.64)	(0.22)	—	—	(0.22)	9.09	(6.51)	602,435	0.42	0.42	2.14	22 (15)
The accompanying notes are an integral part of these financial statements.

206

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Short Duration Fund – (continued)
For the Year Ended October 31, 2021
A	$10.00	$0.15	$0.01 (11)	$0.16	$(0.16)	$—	$—	$(0.16)	$10.00	1.55%	$923,939	0.79%	0.78%	1.54%	35%(15)
C	10.00	0.08	(0.00)(9)	0.08	(0.08)	—	—	(0.08)	10.00	0.81	69,234	1.52	1.52	0.81	35 (15)
I	9.98	0.18	0.01 (11)	0.19	(0.20)	—	—	(0.20)	9.97	1.88	716,236	0.49	0.49	1.81	35 (15)
R3	9.98	0.13	(0.00)(9)	0.13	(0.13)	—	—	(0.13)	9.98	1.33	1,593	1.14	1.00	1.34	35 (15)
R4	9.99	0.16	(0.01)	0.15	(0.16)	—	—	(0.16)	9.98	1.51	4,412	0.72	0.72	1.60	35 (15)
R5	9.96	0.18	(0.00)(9)	0.18	(0.19)	—	—	(0.19)	9.95	1.77	1,546	0.54	0.54	1.78	35 (15)
R6	9.93	0.18	0.01 (11)	0.19	(0.21)	—	—	(0.21)	9.91	1.90	2,020	0.43	0.43	1.84	35 (15)
Y	9.94	0.18	0.01 (11)	0.19	(0.19)	—	—	(0.19)	9.94	1.87	8,927	0.52	0.52	1.78	35 (15)
F	9.98	0.19	(0.01)	0.18	(0.21)	—	—	(0.21)	9.95	1.81	430,676	0.42	0.42	1.87	35 (15)
The Hartford Strategic Income Fund
For the Year Ended October 31, 2025
A	$7.90	$0.48	$0.21	$0.69	$(0.50)	$—	$—	$(0.50)	$8.09	9.14%	$323,237	0.89%	0.89%	6.01%	77%(16)
C	8.00	0.42	0.23	0.65	(0.44)	—	—	(0.44)	8.21	8.39	92,633	1.61	1.61	5.29	77 (16)
I	7.92	0.50	0.22	0.72	(0.53)	—	—	(0.53)	8.11	9.45	2,369,000	0.63	0.63	6.28	77 (16)
R3	7.89	0.45	0.21	0.66	(0.47)	—	—	(0.47)	8.08	8.71	2,962	1.24	1.24	5.67	77 (16)
R4	7.89	0.47	0.23	0.70	(0.50)	—	—	(0.50)	8.09	9.20	2,487	0.94	0.93	6.01	77 (16)
R5	7.88	0.50	0.21	0.71	(0.53)	—	—	(0.53)	8.06	9.36	36,302	0.63	0.63	6.28	77 (16)
R6	7.88	0.51	0.21	0.72	(0.54)	—	—	(0.54)	8.06	9.48	998,913	0.52	0.52	6.40	77 (16)
Y	7.86	0.49	0.23	0.72	(0.53)	—	—	(0.53)	8.05	9.51	128,408	0.63	0.63	6.27	77 (16)
F	7.91	0.51	0.21	0.72	(0.54)	—	—	(0.54)	8.09	9.45	423,377	0.52	0.52	6.38	77 (16)
For the Year Ended October 31, 2024
A	$7.21	$0.46	$0.72	$1.18	$(0.49)	$—	$—	$(0.49)	$7.90	16.64%	$298,187	0.91%	0.91%	5.89%	69%(16)
C	7.29	0.41	0.72	1.13	(0.42)	—	—	(0.42)	8.00	15.82	75,075	1.63	1.63	5.18	69 (16)
I	7.23	0.48	0.72	1.20	(0.51)	—	—	(0.51)	7.92	16.96	1,738,607	0.63	0.63	6.18	69 (16)
R3	7.20	0.43	0.72	1.15	(0.46)	—	—	(0.46)	7.89	16.21	3,024	1.26	1.25	5.55	69 (16)
R4	7.21	0.46	0.70	1.16	(0.48)	—	—	(0.48)	7.89	16.47	6,735	0.93	0.93	5.87	69 (16)
R5	7.20	0.48	0.71	1.19	(0.51)	—	—	(0.51)	7.88	16.88	33,364	0.64	0.64	6.15	69 (16)
R6	7.20	0.49	0.71	1.20	(0.52)	—	—	(0.52)	7.88	17.01	312,114	0.54	0.54	6.26	69 (16)
Y	7.18	0.48	0.71	1.19	(0.51)	—	—	(0.51)	7.86	16.92	117,027	0.64	0.64	6.17	69 (16)
F	7.22	0.49	0.72	1.21	(0.52)	—	—	(0.52)	7.91	17.10	338,572	0.54	0.54	6.27	69 (16)
For the Year Ended October 31, 2023
A	$7.18	$0.42	$0.01	$0.43	$(0.40)	$—	$—	$(0.40)	$7.21	5.95%	$252,701	0.92%	0.92%	5.59%	75%(16)
C	7.25	0.37	0.01	0.38	(0.34)	—	—	(0.34)	7.29	5.17	52,262	1.64	1.64	4.87	75 (16)
I	7.20	0.44	0.02	0.46	(0.43)	—	—	(0.43)	7.23	6.28	1,127,770	0.64	0.64	5.88	75 (16)
R3	7.16	0.39	0.02	0.41	(0.37)	—	—	(0.37)	7.20	5.70	3,148	1.26	1.26	5.25	75 (16)
R4	7.17	0.42	0.02	0.44	(0.40)	—	—	(0.40)	7.21	6.05	6,001	0.96	0.96	5.53	75 (16)
R5	7.16	0.44	0.03	0.47	(0.43)	—	—	(0.43)	7.20	6.44	31,478	0.64	0.64	5.88	75 (16)
R6	7.16	0.45	0.02	0.47	(0.43)	—	—	(0.43)	7.20	6.41	260,481	0.55	0.55	5.97	75 (16)
Y	7.15	0.44	0.02	0.46	(0.43)	—	—	(0.43)	7.18	6.32	74,004	0.64	0.64	5.87	75 (16)
F	7.19	0.45	0.02	0.47	(0.44)	—	—	(0.44)	7.22	6.39	213,374	0.55	0.55	5.97	75 (16)
The accompanying notes are an integral part of these financial statements.

207

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Strategic Income Fund – (continued)
For the Year Ended October 31, 2022
A	$9.17	$0.31	$(1.88)	$(1.57)	$(0.31)	$(0.10)	$(0.01)	$(0.42)	$7.18	(17.56)%	$261,960	0.92%	0.92%	3.73%	61%(16)
C	9.25	0.26	(1.91)	(1.65)	(0.24)	(0.10)	(0.01)	(0.35)	7.25	(18.19)	55,622	1.64	1.64	2.99	61 (16)
I	9.20	0.33	(1.88)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.20	(17.37)	1,094,403	0.64	0.64	3.94	61 (16)
R3	9.15	0.28	(1.88)	(1.60)	(0.28)	(0.10)	(0.01)	(0.39)	7.16	(17.90)	3,269	1.26	1.26	3.47	61 (16)
R4	9.16	0.30	(1.87)	(1.57)	(0.31)	(0.10)	(0.01)	(0.42)	7.17	(17.62)	8,826	0.96	0.96	3.69	61 (16)
R5	9.16	0.33	(1.88)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.16	(17.45)	29,835	0.65	0.65	4.03	61 (16)
R6	9.16	0.35	(1.90)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.16	(17.35)	227,845	0.54	0.54	4.26	61 (16)
Y	9.14	0.32	(1.86)	(1.54)	(0.34)	(0.10)	(0.01)	(0.45)	7.15	(17.38)	76,171	0.64	0.64	3.88	61 (16)
F	9.19	0.34	(1.88)	(1.54)	(0.35)	(0.10)	(0.01)	(0.46)	7.19	(17.29)	221,783	0.54	0.54	4.09	61 (16)
For the Year Ended October 31, 2021
A	$9.02	$0.27	$0.23	$0.50	$(0.25)	$(0.10)	$—	$(0.35)	$9.17	5.54%	$410,004	0.91%	0.91%	2.87%	52%(16)
C	9.08	0.20	0.24	0.44	(0.17)	(0.10)	—	(0.27)	9.25	4.89	92,929	1.63	1.63	2.14	52 (16)
I	9.04	0.29	0.25	0.54	(0.28)	(0.10)	—	(0.38)	9.20	5.94	2,044,204	0.64	0.64	3.16	52 (16)
R3	9.00	0.23	0.24	0.47	(0.22)	(0.10)	—	(0.32)	9.15	5.18	3,195	1.26	1.26	2.53	52 (16)
R4	9.01	0.27	0.23	0.50	(0.25)	(0.10)	—	(0.35)	9.16	5.55	13,610	0.91	0.91	2.90	52 (16)
R5	9.00	0.29	0.25	0.54	(0.28)	(0.10)	—	(0.38)	9.16	5.98	46,840	0.64	0.64	3.15	52 (16)
R6	9.01	0.30	0.23	0.53	(0.28)	(0.10)	—	(0.38)	9.16	5.96	161,021	0.54	0.54	3.28	52 (16)
Y	8.99	0.29	0.23	0.52	(0.27)	(0.10)	—	(0.37)	9.14	5.86	202,890	0.64	0.64	3.14	52 (16)
F	9.04	0.30	0.23	0.53	(0.28)	(0.10)	—	(0.38)	9.19	5.94	365,653	0.54	0.54	3.23	52 (16)
Hartford Sustainable Municipal Bond Fund
For the Year Ended October 31, 2025
A	$10.02	$0.28	$0.08	$0.36	$(0.28)	$—	$—	$(0.28)	$10.10	3.70%	$24,700	0.84%	0.69%	2.84%	26%
C	10.01	0.21	0.09	0.30	(0.21)	—	—	(0.21)	10.10	3.03	739	1.68	1.44	2.09	26
I	9.99	0.30	0.08	0.38	(0.30)	—	—	(0.30)	10.07	3.94	34,790	0.68	0.46	3.07	26
F	9.99	0.31	0.08	0.39	(0.31)	—	—	(0.31)	10.07	4.01	14,202	0.53	0.39	3.15	26
For the Year Ended October 31, 2024
A	$9.28	$0.26	$0.74	$1.00	$(0.26)	$—	$—	$(0.26)	$10.02	10.85%	$24,592	0.82%	0.69%	2.64%	23%
C	9.28	0.19	0.73	0.92	(0.19)	—	—	(0.19)	10.01	9.92	1,103	1.65	1.44	1.89	23
I	9.26	0.29	0.73	1.02	(0.29)	—	—	(0.29)	9.99	11.01	47,200	0.64	0.46	2.87	23
F	9.26	0.29	0.73	1.02	(0.29)	—	—	(0.29)	9.99	11.09	13,579	0.50	0.39	2.94	23
For the Year Ended October 31, 2023
A	$9.29	$0.24	$(0.01)	$0.23	$(0.24)	$—	$—	$(0.24)	$9.28	2.38%	$24,050	0.81%	0.69%	2.44%	31%
C	9.28	0.16	0.01	0.17	(0.17)	—	—	(0.17)	9.28	1.73	2,168	1.63	1.44	1.69	31
I	9.26	0.26	—	0.26	(0.26)	—	—	(0.26)	9.26	2.73	42,800	0.63	0.46	2.68	31
F	9.26	0.27	—	0.27	(0.27)	—	—	(0.27)	9.26	2.80	14,364	0.50	0.39	2.74	31
For the Year Ended October 31, 2022
A	$11.02	$0.17	$(1.68)	$(1.51)	$(0.17)	$(0.05)	$—	$(0.22)	$9.29	(13.86)%	$29,700	0.78%	0.69%	1.64%	37%
C	11.02	0.09	(1.69)	(1.60)	(0.09)	(0.05)	—	(0.14)	9.28	(14.59)	2,779	1.59	1.44	0.87	37
I	10.99	0.20	(1.69)	(1.49)	(0.19)	(0.05)	—	(0.24)	9.26	(13.70)	44,106	0.60	0.46	1.94	37
F	10.99	0.20	(1.68)	(1.48)	(0.20)	(0.05)	—	(0.25)	9.26	(13.64)	19,805	0.47	0.39	1.94	37
For the Year Ended October 31, 2021
A	$10.83	$0.15	$0.19	$0.34	$(0.15)	$—	$—	$(0.15)	$11.02	3.15%	$43,870	0.79%	0.69%	1.36%	19%
C	10.82	0.07	0.20	0.27	(0.07)	—	—	(0.07)	11.02	2.48	4,819	1.60	1.44	0.61	19
I	10.79	0.17	0.21	0.38	(0.18)	—	—	(0.18)	10.99	3.49	51,423	0.61	0.46	1.57	19
F	10.80	0.18	0.19	0.37	(0.18)	—	—	(0.18)	10.99	3.47	28,393	0.49	0.39	1.64	19
The accompanying notes are an integral part of these financial statements.

208

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Total Return Bond Fund
For the Year Ended October 31, 2025
A	$9.13	$0.37	$0.18	$0.55	$(0.36)	$—	$—	$(0.36)	$9.32	6.21%	$1,050,042	0.67%	0.67%	4.09%	64%(17)
C	9.24	0.30	0.18	0.48	(0.29)	—	—	(0.29)	9.43	5.25	2,086	1.56	1.56	3.20	64 (17)
I	9.06	0.40	0.18	0.58	(0.40)	—	—	(0.40)	9.24	6.56	956,964	0.44	0.37	4.38	64 (17)
R3	9.39	0.35	0.18	0.53	(0.34)	—	—	(0.34)	9.58	5.77	3,358	1.03	1.03	3.73	64 (17)
R4	9.31	0.38	0.18	0.56	(0.37)	—	—	(0.37)	9.50	6.18	8,127	0.73	0.66	4.10	64 (17)
R5	9.22	0.40	0.18	0.58	(0.39)	—	—	(0.39)	9.41	6.44	1,001	0.43	0.43	4.33	64 (17)
R6	9.12	0.41	0.17	0.58	(0.41)	—	—	(0.41)	9.29	6.54	723,436	0.31	0.31	4.45	64 (17)
Y	9.16	0.40	0.17	0.57	(0.40)	—	—	(0.40)	9.33	6.40	94,388	0.38	0.38	4.38	64 (17)
F	8.99	0.40	0.18	0.58	(0.41)	—	—	(0.41)	9.16	6.58	1,696,799	0.31	0.31	4.45	64 (17)
For the Year Ended October 31, 2024
A	$8.48	$0.37	$0.64	$1.01	$(0.36)	$—	$—	$(0.36)	$9.13	11.95%	$1,073,458	0.68%	0.68%	4.02%	47%(17)
C	8.58	0.29	0.65	0.94	(0.28)	—	—	(0.28)	9.24	11.01	3,173	1.55	1.55	3.14	47 (17)
I	8.43	0.39	0.64	1.03	(0.40)	—	—	(0.40)	9.06	12.32	859,804	0.41	0.38	4.31	47 (17)
R3	8.72	0.34	0.66	1.00	(0.33)	—	—	(0.33)	9.39	11.57	3,913	1.04	1.04	3.66	47 (17)
R4	8.64	0.37	0.66	1.03	(0.36)	—	—	(0.36)	9.31	12.03	10,584	0.73	0.68	4.02	47 (17)
R5	8.57	0.39	0.65	1.04	(0.39)	—	—	(0.39)	9.22	12.27	781	0.44	0.44	4.27	47 (17)
R6	8.49	0.40	0.64	1.04	(0.41)	—	—	(0.41)	9.12	12.38	573,419	0.32	0.32	4.36	47 (17)
Y	8.52	0.39	0.65	1.04	(0.40)	—	—	(0.40)	9.16	12.31	93,111	0.38	0.38	4.32	47 (17)
F	8.37	0.39	0.64	1.03	(0.41)	—	—	(0.41)	8.99	12.38	1,495,827	0.32	0.32	4.38	47 (17)
For the Year Ended October 31, 2023
A	$8.65	$0.32	$(0.18)	$0.14	$(0.31)	$—	$—	$(0.31)	$8.48	1.51%	$958,940	0.69%	0.69%	3.53%	59%(17)
C	8.76	0.24	(0.18)	0.06	(0.24)	—	—	(0.24)	8.58	0.57	5,063	1.53	1.53	2.65	59 (17)
I	8.61	0.35	(0.19)	0.16	(0.34)	—	—	(0.34)	8.43	1.69	545,553	0.38	0.38	3.89	59 (17)
R3	8.90	0.29	(0.18)	0.11	(0.29)	—	—	(0.29)	8.72	1.09	3,565	1.04	1.04	3.18	59 (17)
R4	8.82	0.32	(0.18)	0.14	(0.32)	—	—	(0.32)	8.64	1.43	10,164	0.74	0.69	3.51	59 (17)
R5	8.75	0.34	(0.18)	0.16	(0.34)	—	—	(0.34)	8.57	1.66	1,430	0.44	0.44	3.77	59 (17)
R6	8.67	0.35	(0.18)	0.17	(0.35)	—	—	(0.35)	8.49	1.76	241,236	0.32	0.32	3.90	59 (17)
Y	8.69	0.34	(0.17)	0.17	(0.34)	—	—	(0.34)	8.52	1.85	95,263	0.38	0.38	3.71	59 (17)
F	8.54	0.34	(0.17)	0.17	(0.34)	—	—	(0.34)	8.37	1.85	1,090,681	0.32	0.32	3.90	59 (17)
For the Year Ended October 31, 2022
A	$10.92	$0.23	$(2.08)	$(1.85)	$(0.24)	$(0.18)	$—	$(0.42)	$8.65	(17.46)%	$956,670	0.68%	0.68%	2.34%	61%(17)
C	11.05	0.15	(2.10)	(1.95)	(0.16)	(0.18)	—	(0.34)	8.76	(18.08)	7,959	1.50	1.50	1.47	61 (17)
I	10.88	0.26	(2.06)	(1.80)	(0.29)	(0.18)	—	(0.47)	8.61	(17.12)	294,843	0.37	0.37	2.71	61 (17)
R3	11.22	0.20	(2.13)	(1.93)	(0.21)	(0.18)	—	(0.39)	8.90	(17.67)	3,326	1.04	1.03	1.99	61 (17)
R4	11.12	0.23	(2.11)	(1.88)	(0.24)	(0.18)	—	(0.42)	8.82	(17.39)	11,415	0.74	0.69	2.35	61 (17)
R5	11.06	0.25	(2.10)	(1.85)	(0.28)	(0.18)	—	(0.46)	8.75	(17.24)	1,584	0.44	0.44	2.55	61 (17)
R6	10.97	0.27	(2.09)	(1.82)	(0.30)	(0.18)	—	(0.48)	8.67	(17.11)	184,350	0.32	0.32	2.72	61 (17)
Y	10.99	0.26	(2.09)	(1.83)	(0.29)	(0.18)	—	(0.47)	8.69	(17.18)	391,116	0.38	0.38	2.68	61 (17)
F	10.81	0.26	(2.05)	(1.79)	(0.30)	(0.18)	—	(0.48)	8.54	(17.12)	986,268	0.32	0.32	2.71	61 (17)
The accompanying notes are an integral part of these financial statements.

209

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Total Return Bond Fund – (continued)
For the Year Ended October 31, 2021
A	$11.13	$0.18	$(0.10)	$0.08	$(0.21)	$(0.08)	$—	$(0.29)	$10.92	0.68%	$1,268,773	0.68%	0.68%	1.65%	51%(17)
C	11.26	0.09	(0.10)	(0.01)	(0.12)	(0.08)	—	(0.20)	11.05	(0.11)	15,130	1.48	1.48	0.83	51 (17)
I	11.10	0.21	(0.11)	0.10	(0.24)	(0.08)	—	(0.32)	10.88	0.86	297,839	0.40	0.40	1.93	51 (17)
R3	11.44	0.15	(0.12)	0.03	(0.17)	(0.08)	—	(0.25)	11.22	0.27	4,566	1.04	1.03	1.30	51 (17)
R4	11.34	0.18	(0.11)	0.07	(0.21)	(0.08)	—	(0.29)	11.12	0.59	14,580	0.74	0.70	1.63	51 (17)
R5	11.27	0.21	(0.10)	0.11	(0.24)	(0.08)	—	(0.32)	11.06	0.93	2,362	0.44	0.44	1.89	51 (17)
R6	11.19	0.22	(0.11)	0.11	(0.25)	(0.08)	—	(0.33)	10.97	0.98	203,982	0.32	0.32	2.03	51 (17)
Y	11.21	0.22	(0.12)	0.10	(0.24)	(0.08)	—	(0.32)	10.99	0.89	415,024	0.39	0.39	1.94	51 (17)
F	11.03	0.22	(0.11)	0.11	(0.25)	(0.08)	—	(0.33)	10.81	0.97	1,222,336	0.32	0.32	2.01	51 (17)
The Hartford World Bond Fund
For the Year Ended October 31, 2025
A	$10.00	$0.33	$0.20	$0.53	$(0.43)	$—	$—	$(0.43)	$10.10	5.46%	$241,866	1.01%	1.01%	3.32%	103%(18)
C	9.68	0.25	0.20	0.45	(0.36)	—	—	(0.36)	9.77	4.76	9,789	1.74	1.74	2.59	103 (18)
I	10.11	0.37	0.20	0.57	(0.46)	—	—	(0.46)	10.22	5.80	1,227,103	0.72	0.72	3.60	103 (18)
R3	9.88	0.30	0.20	0.50	(0.40)	—	—	(0.40)	9.98	5.15	1,032	1.34	1.34	2.99	103 (18)
R4	10.02	0.33	0.21	0.54	(0.43)	—	—	(0.43)	10.13	5.51	1,114	1.04	1.04	3.30	103 (18)
R5	10.11	0.36	0.21	0.57	(0.46)	—	—	(0.46)	10.22	5.79	8,712	0.73	0.73	3.59	103 (18)
R6	10.16	0.38	0.21	0.59	(0.47)	—	—	(0.47)	10.28	5.97	186,193	0.62	0.62	3.69	103 (18)
Y	10.14	0.37	0.21	0.58	(0.46)	—	—	(0.46)	10.26	5.87	79,162	0.73	0.73	3.60	103 (18)
F	10.13	0.38	0.21	0.59	(0.47)	—	—	(0.47)	10.25	5.99	2,100,766	0.62	0.62	3.70	103 (18)
For the Year Ended October 31, 2024
A	$9.54	$0.36	$0.46	$0.82	$(0.36)	$—	$—	$(0.36)	$10.00	8.68%	$246,892	1.01%	1.01%	3.61%	103%(18)
C	9.24	0.27	0.46	0.73	(0.29)	—	—	(0.29)	9.68	7.90	11,404	1.75	1.75	2.86	103 (18)
I	9.64	0.39	0.47	0.86	(0.39)	—	—	(0.39)	10.11	9.00	1,076,963	0.72	0.72	3.90	103 (18)
R3	9.43	0.32	0.46	0.78	(0.33)	—	—	(0.33)	9.88	8.34	1,275	1.35	1.35	3.28	103 (18)
R4	9.56	0.36	0.46	0.82	(0.36)	—	—	(0.36)	10.02	8.65	1,479	1.05	1.03	3.59	103 (18)
R5	9.64	0.39	0.47	0.86	(0.39)	—	—	(0.39)	10.11	8.98	8,783	0.74	0.74	3.89	103 (18)
R6	9.69	0.40	0.47	0.87	(0.40)	—	—	(0.40)	10.16	9.05	158,776	0.63	0.63	4.00	103 (18)
Y	9.67	0.39	0.47	0.86	(0.39)	—	—	(0.39)	10.14	8.96	93,041	0.73	0.73	3.89	103 (18)
F	9.66	0.40	0.47	0.87	(0.40)	—	—	(0.40)	10.13	9.08	2,289,569	0.63	0.63	4.00	103 (18)
For the Year Ended October 31, 2023
A	$9.65	$0.27	$(0.19)	$0.08	$(0.19)	$—	$—	$(0.19)	$9.54	0.84%	$249,735	1.01%	1.00%	2.72%	82%(18)
C	9.38	0.19	(0.19)	—	(0.14)	—	—	(0.14)	9.24	(0.04)	15,313	1.75	1.75	1.95	82 (18)
I	9.75	0.30	(0.19)	0.11	(0.22)	—	—	(0.22)	9.64	1.06	1,157,084	0.71	0.71	3.02	82 (18)
R3	9.56	0.23	(0.19)	0.04	(0.17)	—	—	(0.17)	9.43	0.39	1,080	1.34	1.34	2.39	82 (18)
R4	9.67	0.26	(0.18)	0.08	(0.19)	—	—	(0.19)	9.56	0.75	1,300	1.04	1.04	2.66	82 (18)
R5	9.75	0.30	(0.19)	0.11	(0.22)	—	—	(0.22)	9.64	1.04	8,001	0.73	0.73	3.01	82 (18)
R6	9.79	0.31	(0.19)	0.12	(0.22)	—	—	(0.22)	9.69	1.22	136,155	0.63	0.63	3.14	82 (18)
Y	9.78	0.29	(0.18)	0.11	(0.22)	—	—	(0.22)	9.67	1.05	97,274	0.72	0.72	2.91	82 (18)
F	9.77	0.31	(0.20)	0.11	(0.22)	—	—	(0.22)	9.66	1.12	1,725,066	0.62	0.62	3.12	82 (18)
The accompanying notes are an integral part of these financial statements.

210

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford World Bond Fund – (continued)
For the Year Ended October 31, 2022
A	$10.45	$0.08	$(0.76)	$(0.68)	$(0.07)	$(0.03)	$(0.02)	$(0.12)	$9.65	(6.58)%	$284,248	1.00%	0.99%	0.81%	85%(18)
C	10.19	0.00 (9)	(0.73)	(0.73)	(0.04)	(0.03)	(0.01)	(0.08)	9.38	(7.17)	21,024	1.73	1.73	0.04	85 (18)
I	10.53	0.11	(0.76)	(0.65)	(0.08)	(0.03)	(0.02)	(0.13)	9.75	(6.21)	1,213,188	0.71	0.71	1.09	85 (18)
R3	10.37	0.05	(0.76)	(0.71)	(0.06)	(0.03)	(0.01)	(0.10)	9.56	(6.86)	1,043	1.33	1.33	0.52	85 (18)
R4	10.45	0.07	(0.75)	(0.68)	(0.06)	(0.03)	(0.01)	(0.10)	9.67	(6.57)	1,511	1.02	1.02	0.73	85 (18)
R5	10.54	0.11	(0.77)	(0.66)	(0.08)	(0.03)	(0.02)	(0.13)	9.75	(6.30)	7,541	0.73	0.73	1.09	85 (18)
R6	10.58	0.12	(0.77)	(0.65)	(0.09)	(0.03)	(0.02)	(0.14)	9.79	(6.22)	113,134	0.62	0.62	1.21	85 (18)
Y	10.57	0.11	(0.77)	(0.66)	(0.08)	(0.03)	(0.02)	(0.13)	9.78	(6.28)	201,728	0.72	0.72	1.08	85 (18)
F	10.55	0.12	(0.76)	(0.64)	(0.09)	(0.03)	(0.02)	(0.14)	9.77	(6.14)	1,208,804	0.62	0.62	1.19	85 (18)
For the Year Ended October 31, 2021
A	$10.59	$0.05	$(0.11)	$(0.06)	$(0.08)	$—	$—	$(0.08)	$10.45	(0.54)%	$354,409	1.01%	1.01%	0.44%	104%(18)
C	10.34	(0.03)	(0.10)	(0.13)	(0.02)	—	—	(0.02)	10.19	(1.25)	38,120	1.74	1.74	(0.29)	104 (18)
I	10.68	0.08	(0.12)	(0.04)	(0.11)	—	—	(0.11)	10.53	(0.34)	1,783,317	0.72	0.72	0.73	104 (18)
R3	10.51	0.01	(0.10)	(0.09)	(0.05)	—	—	(0.05)	10.37	(0.90)	987	1.35	1.35	0.10	104 (18)
R4	10.59	0.04	(0.10)	(0.06)	(0.08)	—	—	(0.08)	10.45	(0.59)	3,873	1.05	1.05	0.39	104 (18)
R5	10.68	0.08	(0.11)	(0.03)	(0.11)	—	—	(0.11)	10.54	(0.27)	8,625	0.75	0.75	0.70	104 (18)
R6	10.72	0.09	(0.11)	(0.02)	(0.12)	—	—	(0.12)	10.58	(0.16)	125,885	0.63	0.63	0.82	104 (18)
Y	10.71	0.08	(0.11)	(0.03)	(0.11)	—	—	(0.11)	10.57	(0.25)	292,319	0.74	0.73	0.72	104 (18)
F	10.70	0.09	(0.12)	(0.03)	(0.12)	—	—	(0.12)	10.55	(0.25)	1,516,359	0.63	0.63	0.82	104 (18)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Commenced operations on June 7, 2022.
(6)	Not annualized.
(7)	Annualized.
(8)	Reflects the Fund's portfolio turnover for the period June 7, 2022 through October 31, 2022.
(9)	Amount is less than $0.01 per share.
(10)	Commenced operations on March 1, 2021.
(11)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(12)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 77%, 93%, 70% and 84% for the fiscal years ended October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

(13)
Prior to November 12, 2021 this Fund operated as the Schroder Core Bond Fund, the Fund's predecessor fund. Please see Note 1 of the Notes to Financial Statements for details of this reorganization. Effective after the close of business on November 12, 2021, the Investor and R6 share classes were redesignated as Class Y and SDR, respectively.

(14)	Classes I, R3, R4, R5 and F commenced operations on November 12, 2021.
(15)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 23% and 38% for the fiscal years ended October
31, 2022 and October 31, 2021, respectively.

(16)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 375%, 174%, 208%, 202% and 141% for the fiscal years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

(17)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 354%, 377%, 428%, 446% and 473% for the fiscal years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

(18)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 126%,120%, 100%, 94% and132% for the fiscal years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021, respectively.

The accompanying notes are an integral part of these financial statements.

211

Hartford Fixed Income Funds
 Notes to Financial Statements
 October 31, 2025

1.
Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and twelve series, respectively, as of October 31, 2025. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.
The Hartford Mutual Funds, Inc.:	Classes
Hartford Dynamic Bond Fund (the "Dynamic Bond Fund")	A, C, I, R5, R6, Y and F
The Hartford Emerging Markets Local Debt Fund (the "Emerging Markets Local Debt Fund")	A, C, I, R3, R4, R5, Y and F
The Hartford Floating Rate Fund (the "Floating Rate Fund")	A, C, I, R3, R4, R5, Y and F
The Hartford High Yield Fund (the "High Yield Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Inflation Plus Fund (the "Inflation Plus Fund")	A, C, I, R3, R4, R5, Y and F
Hartford Low Duration High Income Fund (the "Low Duration High Income Fund")	A, C, I, R3, R4, R5, Y and F
The Hartford Municipal Opportunities Fund (the "Municipal Opportunities Fund")	A, C, I, Y and F
Hartford Municipal Short Duration Fund (the "Municipal Short Duration Fund")	A, C, I and F
The Hartford Short Duration Fund (the "Short Duration Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Strategic Income Fund (the "Strategic Income Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Sustainable Municipal Bond Fund (the "Sustainable Municipal Bond Fund")	A, C, I and F
The Hartford Total Return Bond Fund (the "Total Return Bond Fund") (1)	A, C, I, R3, R4, R5, R6, Y and F
The Hartford World Bond Fund (the "World Bond Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Mutual Funds II, Inc.:
Hartford Schroders Core Fixed Income Fund (the "Core Fixed Income Fund")	I, R3, R4, R5, Y, F and SDR
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Emerging Markets Multi-Sector Bond Fund")	A, C, I, R3, R4, R5, Y, F and SDR
Hartford Schroders Tax-Aware Bond Fund (the "Tax-Aware Bond Fund")	A, C, I, Y, F and SDR

(1)	Class C shares of the Total Return Bond Fund are closed to new investors, subject to certain exceptions set forth in the Total Return Bond Fund's prospectus
Class A shares of each Fund that offers Class A shares, except Floating Rate Fund, Low Duration High Income Fund and Short Duration Fund, are sold with a front-end sales charge of up to 4.50%. Class A shares of Floating Rate Fund and Low Duration High Income Fund are sold with a front-end sales charge of up to 3.00%. Class A shares of Short Duration Fund are sold with a front-end sales charge of up to 2.00%. Class C shares of each Fund that offers Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y, F and SDR shares do not have a sales charge.
Core Fixed Income Fund acquired all of the assets and liabilities of Schroder Core Bond Fund (the "Predecessor Fund") pursuant to an agreement and plan of reorganization immediately following the close of business on November 12, 2021 (the “reorganization”). All information and references to periods prior to the close of business on November 12, 2021 with respect to the Core Fixed Income Fund refers to the Predecessor Fund.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, except Emerging Markets Local Debt Fund and World Bond Fund, is a diversified open-end management investment company. Emerging Markets Local Debt Fund and World Bond Fund are non-diversified open-end management investment companies. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies."
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

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a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

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U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

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 October 31, 2025

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements. As of October 31, 2025, there were no repurchase agreements purchased through joint trading accounts.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. Normally, for each Fund, except Emerging Markets Local Debt Fund, Inflation Plus Fund, Municipal Short Duration Fund, Core Fixed Income Fund, Emerging Markets Multi-Sector Bond Fund, Tax-Aware Bond Fund, Strategic Income Fund, and World Bond Fund, dividends from net investment income are declared daily and paid monthly. The policy of Emerging Markets Local Debt Fund, Inflation Plus Fund, Municipal Short Duration Fund, Core Fixed Income Fund, Tax-Aware Bond Fund, and Strategic Income Fund is to declare and pay dividends from net investment income, if any, monthly. The policy of Emerging Markets Multi-Sector Bond Fund and World Bond Fund is to declare and pay dividends from net investment income, if any, quarterly. Dividends from realized gains, if any, are paid at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).
h)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of October 31, 2025.

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 October 31, 2025

A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of October 31, 2025.
c)
Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of October 31, 2025.
d)
Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of October 31, 2025.
e)
Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of October 31, 2025.
f)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund

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 October 31, 2025

could also lose money if it is unable to recover the securities and the value of any collateral held is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of October 31, 2025.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Bond Forwards – A Fund may enter into bond forwards. A bond forward is a contractual agreement between a Fund and another party to buy or sell an underlying asset at an agreed-upon future price and date. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed-upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time a Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to-market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments used as collateral for the bond forward.
During the year ended October 31, 2025, the Inflation Plus Fund had entered into Bond Forwards.
b)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the year ended October 31, 2025, each of Dynamic Bond Fund, Emerging Markets Local Debt Fund, Floating Rate Fund, High Yield Fund, Inflation Plus Fund, Low Duration High Income Fund, Core Fixed Income Fund, Emerging Markets Multi-Sector Bond Fund, Tax-Aware Bond Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Futures Contracts.
c)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the year ended October 31, 2025, each of Emerging Markets Local Debt Fund, Floating Rate Fund, High Yield Fund, Inflation Plus Fund, Low Duration High Income Fund, Emerging Markets Multi-Sector Bond Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Foreign Currency Contracts.

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 October 31, 2025

d)
Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the year ended October 31, 2025, each of Emerging Markets Local Debt Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Options Contracts.
e)
Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
To seek to mitigate counterparty risk associated with OTC swaps, a Fund may enter into a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

218

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the year ended October 31, 2025, each of Dynamic Bond Fund, Emerging Markets Local Debt Fund, Floating Rate Fund, Inflation Plus Fund, Emerging Markets Multi-Sector Bond Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Credit Default Swap Contracts.
Interest Rate Swap Contracts – A Fund may use interest rate swaps to hedge interest rate and duration risk. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract.
During the year ended October 31, 2025, each of Emerging Markets Local Debt Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Interest Rate Swap Contracts.
Total Return Swap Contracts – A Fund may invest in total return swap contracts in pursuit of the Fund's investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as SOFR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.
Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. A Fund is also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
During the year ended October 31, 2025, each of Floating Rate Fund and Inflation Plus Fund had used Total Return Swap Contracts.

219

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

f)
Additional Derivative Instrument Information:
Dynamic Bond Fund
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(410,549)	$—	$—	$—	$—	$(410,549)
Net realized gain (loss) on swap contracts	—	—	791,131	—	—	791,131
Total	$(410,549)	$—	$791,131	$—	$—	$380,582
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	26
Swap Contracts at Notional Amount	$9,821,958
Emerging Markets Local Debt Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$26,082	$—	$—	$—	$26,082
Unrealized appreciation on futures contracts(1)	17,512	—	—	—	—	17,512
Unrealized appreciation on foreign currency contracts	—	476,717	—	—	—	476,717
Unrealized appreciation on swap contracts(2)	44,825	—	—	—	—	44,825
Total	$62,337	$502,799	$—	$—	$—	$565,136
Liabilities:
Unrealized depreciation on futures contracts(1)	$9,710	$—	$—	$—	$—	$9,710
Unrealized depreciation on foreign currency contracts	—	303,537	—	—	—	303,537
Written options, market value	—	24,602	—	—	—	24,602
Unrealized depreciation on swap contracts(2)	55,970	—	1,610	—	—	57,580
Total	$65,680	$328,139	$1,610	$—	$—	$395,429

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

220

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Emerging Markets Local Debt Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$(9,078)	$—	$—	$—	$(9,078)
Net realized gain (loss) on futures contracts	(130,420)	—	—	—	—	(130,420)
Net realized gain (loss) on written options contracts	—	7,512	—	—	—	7,512
Net realized gain (loss) on swap contracts	7,144	—	(26,346)	—	—	(19,202)
Net realized gain (loss) on foreign currency contracts	—	228,857	—	—	—	228,857
Total	$(123,276)	$227,291	$(26,346)	$—	$—	$77,669
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$(8,201)	$—	$—	$—	$(8,201)
Net change in unrealized appreciation (depreciation) of futures contracts	63,038	—	—	—	—	63,038
Net change in unrealized appreciation (depreciation) of written options contracts	—	22,325	—	—	—	22,325
Net change in unrealized appreciation (depreciation) of swap contracts	32,017	—	3,084	—	—	35,101
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	306,180	—	—	—	306,180
Total	$95,055	$320,304	$3,084	$—	$—	$418,443
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$2,485,667
Futures Contracts Number of Long Contracts	21
Futures Contracts Number of Short Contracts	(16)
Written Options at Notional Amount	$(1,670,500)
Swap Contracts at Notional Amount	$2,082,981,665
Foreign Currency Contracts Purchased at Contract Amount	$27,365,861
Foreign Currency Contracts Sold at Contract Amount	$17,468,750
Floating Rate Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$741,847	$—	$—	$—	$741,847
Unrealized appreciation on swap contracts(1)	539,651	—	260,893	—	—	800,544
Total	$539,651	$741,847	$260,893	$—	$—	$1,542,391
Liabilities:
Unrealized depreciation on futures contracts(2)	$1,745	$—	$—	$—	$—	$1,745
Unrealized depreciation on foreign currency contracts	—	2,192	—	—	—	2,192
Unrealized depreciation on swap contracts(1)	24,767	—	—	—	—	24,767
Total	$26,512	$2,192	$—	$—	$—	$28,704

(1)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

(2)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

221

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Floating Rate Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$83,105	$—	$—	$—	$—	$83,105
Net realized gain (loss) on swap contracts	1,071,301	—	214,723	—	—	1,286,024
Net realized gain (loss) on foreign currency contracts	—	(6,738,599)	—	—	—	(6,738,599)
Total	$1,154,406	$(6,738,599)	$214,723	$—	$—	$(5,369,470)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(143,466)	$—	$—	$—	$—	$(143,466)
Net change in unrealized appreciation (depreciation) of swap contracts	(636,835)	—	291,306	—	—	(345,529)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	1,430,762	—	—	—	1,430,762
Total	$(780,301)	$1,430,762	$291,306	$—	$—	$941,767
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(59)
Swap Contracts at Notional Amount	$68,056,250
Foreign Currency Contracts Purchased at Contract Amount	$3,721,890
Foreign Currency Contracts Sold at Contract Amount	$134,311,247
High Yield Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$166,170	$—	$—	$—	$166,170
Total	$—	$166,170	$—	$—	$—	$166,170
Liabilities:
Unrealized depreciation on futures contracts(1)	$10,000	$—	$—	$—	$—	$10,000
Total	$10,000	$—	$—	$—	$—	$10,000

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

222

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

High Yield Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$18,443	$—	$—	$—	$—	$18,443
Net realized gain (loss) on foreign currency contracts	—	(618,695)	—	—	—	(618,695)
Total	$18,443	$(618,695)	$—	$—	$—	$(600,252)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(19,287)	$—	$—	$—	$—	$(19,287)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	179,325	—	—	—	179,325
Total	$(19,287)	$179,325	$—	$—	$—	$160,038
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(19)
Foreign Currency Contracts Purchased at Contract Amount	$356,103
Foreign Currency Contracts Sold at Contract Amount	$17,992,385
Inflation Plus Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$29,366	$—	$—	$—	$29,366
Unrealized appreciation on futures contracts(1)	313,664	—	—	—	—	313,664
Unrealized appreciation on bond forward contracts	20,084	—	—	—	—	20,084
Unrealized appreciation on foreign currency contracts	—	214,898	—	—	—	214,898
Unrealized appreciation on swap contracts(2)	2,669,036	—	99,694	—	—	2,768,730
Total	$3,002,784	$244,264	$99,694	$—	$—	$3,346,742
Liabilities:
Unrealized depreciation on futures contracts(1)	$180,417	$—	$—	$—	$—	$180,417
Unrealized depreciation on foreign currency contracts	—	64,013	—	—	—	64,013
Unrealized depreciation on swap contracts(2)	164,666	—	15,028	—	—	179,694
Total	$345,083	$64,013	$15,028	$—	$—	$424,124

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

223

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Inflation Plus Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(351,003)	$—	$—	$—	$—	$(351,003)
Net realized gain (loss) on swap contracts	223,704	—	(31,347)	—	—	192,357
Net realized gain (loss) on bond forward contracts	(65,086)	—	—	—	—	(65,086)
Net realized gain (loss) on foreign currency contracts	—	(249,673)	—	—	—	(249,673)
Total	$(192,385)	$(249,673)	$(31,347)	$—	$—	$(473,405)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$(9,358)	$—	$—	$—	$(9,358)
Net change in unrealized appreciation (depreciation) of futures contracts	558,242	—	—	—	—	558,242
Net change in unrealized appreciation (depreciation) of swap contracts	449,530	—	8,520	—	—	458,050
Net change in unrealized appreciation (depreciation) of bond forward contracts	(2,624)	—	—	—	—	(2,624)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(48,529)	—	—	—	(48,529)
Total	$1,005,148	$(57,887)	$8,520	$—	$—	$955,781
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$588,333
Futures Contracts Number of Long Contracts	357
Futures Contracts Number of Short Contracts	(297)
Swap Contracts at Notional Amount	$46,616,166
Bond Forward Contracts at Notional Amount	$32,263,749
Foreign Currency Contracts Purchased at Contract Amount	$21,538,177
Foreign Currency Contracts Sold at Contract Amount	$44,382,070
Low Duration High Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$39,783	$—	$—	$—	$—	$39,783
Total	$39,783	$—	$—	$—	$—	$39,783
Liabilities:
Unrealized depreciation on futures contracts(1)	$90,573	$—	$—	$—	$—	$90,573
Total	$90,573	$—	$—	$—	$—	$90,573

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

224

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Low Duration High Income Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(230,493)	$—	$—	$—	$—	$(230,493)
Net realized gain (loss) on foreign currency contracts	—	2,613	—	—	—	2,613
Total	$(230,493)	$2,613	$—	$—	$—	$(227,880)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$108,591	$—	$—	$—	$—	$108,591
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	6,843	—	—	—	6,843
Total	$108,591	$6,843	$—	$—	$—	$115,434
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	107
Futures Contracts Number of Short Contracts	(74)
Foreign Currency Contracts Purchased at Contract Amount	$877,512
Foreign Currency Contracts Sold at Contract Amount	$1,482,270
Core Fixed Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$56,379	$—	$—	$—	$—	$56,379
Total	$56,379	$—	$—	$—	$—	$56,379
Liabilities:
Unrealized depreciation on futures contracts(1)	$30,839	$—	$—	$—	$—	$30,839
Total	$30,839	$—	$—	$—	$—	$30,839

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(331,936)	$—	$—	$—	$—	$(331,936)
Total	$(331,936)	$—	$—	$—	$—	$(331,936)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$607,465	$—	$—	$—	$—	$607,465
Total	$607,465	$—	$—	$—	$—	$607,465

225

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Core Fixed Income Fund – (continued)
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	164
Futures Contracts Number of Short Contracts	(25)
Emerging Markets Multi-Sector Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$47,498	$—	$—	$—	$47,498
Total	$—	$47,498	$—	$—	$—	$47,498
Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$103,485	$—	$—	$—	$103,485
Total	$—	$103,485	$—	$—	$—	$103,485

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(13,708)	$—	$—	$—	$—	$(13,708)
Net realized gain (loss) on swap contracts	—	—	6,223	—	—	6,223
Net realized gain (loss) on foreign currency contracts	—	(7,630)	—	—	—	(7,630)
Total	$(13,708)	$(7,630)	$6,223	$—	$—	$(15,115)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(89,366)	$—	$—	$—	$(89,366)
Total	$—	$(89,366)	$—	$—	$—	$(89,366)
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1
Swap Contracts at Notional Amount	$44,167
Foreign Currency Contracts Purchased at Contract Amount	$4,703,259
Foreign Currency Contracts Sold at Contract Amount	$3,725,894

226

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Tax-Aware Bond Fund
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$83,104	$—	$—	$—	$—	$83,104
Total	$83,104	$—	$—	$—	$—	$83,104
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(58)
Short Duration Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$371,942	$—	$—	$—	$—	$371,942
Unrealized appreciation on foreign currency contracts	—	217,435	—	—	—	217,435
Total	$371,942	$217,435	$—	$—	$—	$589,377
Liabilities:
Unrealized depreciation on futures contracts(1)	$948,928	$—	$—	$—	$—	$948,928
Total	$948,928	$—	$—	$—	$—	$948,928

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$1,208,673	$—	$—	$—	$—	$1,208,673
Net realized gain (loss) on foreign currency contracts	—	(698,475)	—	—	—	(698,475)
Total	$1,208,673	$(698,475)	$—	$—	$—	$510,198
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(5,084,384)	$—	$—	$—	$—	$(5,084,384)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	211,026	—	—	—	211,026
Total	$(5,084,384)	$211,026	$—	$—	$—	$(4,873,358)

227

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Short Duration Fund – (continued)
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	814
Futures Contracts Number of Short Contracts	(1,919)
Foreign Currency Contracts Purchased at Contract Amount	$2,426,284
Foreign Currency Contracts Sold at Contract Amount	$17,417,687
Strategic Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$301,955	$—	$—	$—	$—	$301,955
Unrealized appreciation on futures contracts(1)	3,625,793	—	—	—	—	3,625,793
Unrealized appreciation on foreign currency contracts	—	8,078,099	—	—	—	8,078,099
Unrealized appreciation on swap contracts(2)	5,707,410	—	761,007	—	—	6,468,417
Total	$9,635,158	$8,078,099	$761,007	$—	$—	$18,474,264
Liabilities:
Unrealized depreciation on futures contracts(1)	$4,754,587	$—	$—	$—	$—	$4,754,587
Unrealized depreciation on foreign currency contracts	—	435,315	—	—	—	435,315
Unrealized depreciation on swap contracts(2)	1,551,212	—	1,052,588	—	—	2,603,800
Total	$6,305,799	$435,315	$1,052,588	$—	$—	$7,793,702

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(46,939)	$—	$—	$—	$—	$(46,939)
Net realized gain (loss) on futures contracts	(2,555,550)	—	—	—	—	(2,555,550)
Net realized gain (loss) on written options contracts	4,865,308	—	—	—	—	4,865,308
Net realized gain (loss) on swap contracts	619,647	—	2,325,904	—	—	2,945,551
Net realized gain (loss) on foreign currency contracts	—	(22,801,352)	—	—	—	(22,801,352)
Total	$2,882,466	$(22,801,352)	$2,325,904	$—	$—	$(17,592,982)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(44,049)	$—	$—	$—	$—	$(44,049)
Net change in unrealized appreciation (depreciation) of futures contracts	18,226,600	—	—	—	—	18,226,600
Net change in unrealized appreciation (depreciation) of swap contracts	738,977	—	(5,088,898)	—	—	(4,349,921)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	3,547,098	—	—	—	3,547,098
Total	$18,921,528	$3,547,098	$(5,088,898)	$—	$—	$17,379,728

228

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Strategic Income Fund – (continued)
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$2,183,333
Futures Contracts Number of Long Contracts	13,207
Futures Contracts Number of Short Contracts	(3,809)
Written Options at Notional Amount	$(28,904,167)
Swap Contracts at Notional Amount	$377,228,120
Foreign Currency Contracts Purchased at Contract Amount	$78,919,681
Foreign Currency Contracts Sold at Contract Amount	$598,847,432
Total Return Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$949,659	$—	$—	$—	$—	$949,659
Unrealized appreciation on futures contracts(1)	2,070,761	—	—	—	—	2,070,761
Unrealized appreciation on foreign currency contracts	—	1,114,154	—	—	—	1,114,154
Unrealized appreciation on swap contracts(2)	11,742,876	—	—	—	—	11,742,876
Total	$14,763,296	$1,114,154	$—	$—	$—	$15,877,450
Liabilities:
Unrealized depreciation on futures contracts(1)	$2,688,769	$—	$—	$—	$—	$2,688,769
Unrealized depreciation on swap contracts(2)	1,915,017	—	—	—	—	1,915,017
Total	$4,603,786	$—	$—	$—	$—	$4,603,786

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(12,946,295)	$—	$—	$—	$—	$(12,946,295)
Net realized gain (loss) on swap contracts	905,552	—	115,286	—	—	1,020,838
Net realized gain (loss) on foreign currency contracts	—	(1,967,259)	—	—	—	(1,967,259)
Total	$(12,040,743)	$(1,967,259)	$115,286	$—	$—	$(13,892,716)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(138,536)	$—	$—	$—	$—	$(138,536)
Net change in unrealized appreciation (depreciation) of futures contracts	7,503,485	—	—	—	—	7,503,485
Net change in unrealized appreciation (depreciation) of swap contracts	684,080	—	85,900	—	—	769,980
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(7,925)	—	—	—	(7,925)
Total	$8,049,029	$(7,925)	$85,900	$—	$—	$8,127,004

229

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Total Return Bond Fund – (continued)
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$6,866,667
Futures Contracts Number of Long Contracts	4,721
Futures Contracts Number of Short Contracts	(4,038)
Swap Contracts at Notional Amount	$155,344,583
Foreign Currency Contracts Purchased at Contract Amount	$3,782,448
Foreign Currency Contracts Sold at Contract Amount	$61,002,976
World Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$8,954,270	$—	$—	$—	$—	$8,954,270
Unrealized appreciation on futures contracts(1)	2,364,424	—	—	—	—	2,364,424
Unrealized appreciation on foreign currency contracts	—	98,976,553	—	—	—	98,976,553
Unrealized appreciation on swap contracts(2)	7,997,042	—	245,357	—	—	8,242,399
Total	$19,315,736	$98,976,553	$245,357	$—	$—	$118,537,646
Liabilities:
Unrealized depreciation on futures contracts(1)	$4,646,011	$—	$—	$—	$—	$4,646,011
Unrealized depreciation on foreign currency contracts	—	53,378,467	—	—	—	53,378,467
Written options, market value	96,073	—	—	—	—	96,073
Unrealized depreciation on swap contracts(2)	4,153,051	—	220,568	—	—	4,373,619
Total	$8,895,135	$53,378,467	$220,568	$—	$—	$62,494,170

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

230

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

World Bond Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(8,187,419)	$2,911,646	$—	$—	$—	$(5,275,773)
Net realized gain (loss) on futures contracts	(8,955,284)	—	—	—	—	(8,955,284)
Net realized gain (loss) on written options contracts	3,577,427	405,949	—	—	—	3,983,376
Net realized gain (loss) on swap contracts	8,719,642	—	(2,660,117)	—	—	6,059,525
Net realized gain (loss) on foreign currency contracts	—	81,759,258	—	—	—	81,759,258
Total	$(4,845,634)	$85,076,853	$(2,660,117)	$—	$—	$77,571,102
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(1,185,751)	$422,409	$—	$—	$—	$(763,342)
Net change in unrealized appreciation (depreciation) of futures contracts	(1,760,927)	—	—	—	—	(1,760,927)
Net change in unrealized appreciation (depreciation) of written options contracts	10,758	(30,658)	—	—	—	(19,900)
Net change in unrealized appreciation (depreciation) of swap contracts	(7,254,808)	—	(8,092)	—	—	(7,262,900)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(18,002,744)	—	—	—	(18,002,744)
Total	$(10,190,728)	$(17,610,993)	$(8,092)	$—	$—	$(27,809,813)
For the year ended October 31, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$8,099,829,597
Futures Contracts Number of Long Contracts	9,661
Futures Contracts Number of Short Contracts	(9,533)
Written Options at Notional Amount	$(11,542,020)
Swap Contracts at Notional Amount	$25,667,334,422
Foreign Currency Contracts Purchased at Contract Amount	$5,302,429,331
Foreign Currency Contracts Sold at Contract Amount	$6,983,729,560
g)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of October 31, 2025:

231

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Emerging Markets Local Debt Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$476,717	$(303,537)
Futures contracts	17,512	(9,710)
Purchased options	26,082	—
Swap contracts	44,825	(57,580)
Written options	—	(24,602)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	565,136	(395,429)
Derivatives not subject to a MNA	(62,337)	67,290
Total gross amount of assets and liabilities subject to MNA or similar agreements	$502,799	$(328,139)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$2,279	$—	$—	$—	$2,279
Bank of America Securities LLC	31,602	(30,111)	—	—	1,491
Barclays	41,057	(41,057)	—	—	—
BNP Paribas Securities Services	6,049	(6,049)	—	—	—
Citibank NA	180,727	(36,277)	—	—	144,450
Deutsche Bank Securities, Inc.	119,966	(119,888)	—	—	78
Goldman Sachs & Co.	51,261	(18,799)	—	—	32,462
JP Morgan Chase & Co.	17,713	(11,859)	—	—	5,854
Morgan Stanley	24,509	(24,509)	—	—	—
RBC Dominion Securities, Inc.	969	—	—	—	969
Societe Generale Group	2,668	(202)	—	—	2,466
Standard Chartered Bank	7,217	(2,175)	—	—	5,042
State Street Global Markets LLC	3,752	(817)	—	—	2,935
UBS AG	10,169	(10,169)	—	—	—
Wells Fargo Bank NA	2,861	(2,861)	—	—	—
Total	$502,799	$(304,773)	$—	$—	$198,026

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(30,111)	$30,111	$—	$—	$—
Barclays	(56,880)	41,057	—	—	(15,823)
BNP Paribas Securities Services	(6,242)	6,049	—	—	(193)
Citibank NA	(36,277)	36,277	—	—	—
Deutsche Bank Securities, Inc.	(119,888)	119,888	—	—	—
Goldman Sachs & Co.	(18,799)	18,799	—	—	—
JP Morgan Chase & Co.	(11,859)	11,859	—	—	—
Morgan Stanley	(28,868)	24,509	—	—	(4,359)
Societe Generale Group	(202)	202	—	—	—
Standard Chartered Bank	(2,175)	2,175	—	—	—
State Street Global Markets LLC	(817)	817	—	—	—
UBS AG	(10,987)	10,169	—	—	(818)
Wells Fargo Bank NA	(5,034)	2,861	—	—	(2,173)
Total	$(328,139)	$304,773	$—	$—	$(23,366)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Floating Rate Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$741,847	$(2,192)
Futures contracts	—	(1,745)
Swap contracts	800,544	(24,767)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,542,391	(28,704)
Derivatives not subject to a MNA	(260,893)	1,745
Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,281,498	$(26,959)

232

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
BNP Paribas Securities Services	$539,651	$—	$—	$(539,651)	$—
Deutsche Bank Securities, Inc.	686,418	—	—	—	686,418
JP Morgan Chase & Co.	55,429	(2,192)	—	—	53,237
Total	$1,281,498	$(2,192)	$—	$(539,651)	$739,655

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
JP Morgan Chase & Co.	$(2,192)	$2,192	$—	$—	$—
Morgan Stanley	(24,767)	—	—	—	(24,767)
Total	$(26,959)	$2,192	$—	$—	$(24,767)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

High Yield Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$166,170	$—
Futures contracts	—	(10,000)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	166,170	(10,000)
Derivatives not subject to a MNA	—	10,000
Total gross amount of assets and liabilities subject to MNA or similar agreements	$166,170	$—

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$95,035	$—	$—	$—	$95,035
JP Morgan Chase & Co.	71,135	—	—	—	71,135
Total	$166,170	$—	$—	$—	$166,170

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Inflation Plus Fund
Derivative Financial Instruments:	Assets	Liabilities
Bond forward contracts	$20,084	$—
Foreign currency contracts	214,898	(64,013)
Futures contracts	313,664	(180,417)
Purchased options	29,366	—
Swap contracts	2,768,730	(179,694)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,346,742	(424,124)
Derivatives not subject to a MNA	(1,071,062)	239,097
Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,275,680	$(185,027)

233

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$1,110,689	$(397)	$—	$—	$1,110,292
Citibank NA	912,957	(93,338)	—	—	819,619
Credit Agricole CIB	32,000	—	—	—	32,000
Deutsche Bank Securities, Inc.	128,290	(22,192)	—	—	106,098
Goldman Sachs & Co.	5,047	(4,950)	—	—	97
JP Morgan Chase & Co.	11,388	(11,388)	—	—	—
Morgan Stanley	20,084	(20,084)	—	—	—
Standard Chartered Bank	4,770	—	—	—	4,770
State Street Global Markets LLC	27	(27)	—	—	—
UBS AG	50,428	(8,283)	—	—	42,145
Total	$2,275,680	$(160,659)	$—	$—	$2,115,021

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(397)	$397	$—	$—	$—
Bank of Montreal	(294)	—	—	—	(294)
Barclays	(6,326)	—	—	—	(6,326)
Citibank NA	(93,338)	93,338	—	—	—
Deutsche Bank Securities, Inc.	(22,192)	22,192	—	—	—
Goldman Sachs & Co.	(4,950)	4,950	—	—	—
JP Morgan Chase & Co.	(11,833)	11,388	—	—	(445)
Morgan Stanley	(20,239)	20,084	—	—	(155)
State Street Global Markets LLC	(17,175)	27	—	—	(17,148)
UBS AG	(8,283)	8,283	—	—	—
Total	$(185,027)	$160,659	$—	$—	$(24,368)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Low Duration High Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$39,783	$(90,573)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	39,783	(90,573)
Derivatives not subject to a MNA	(39,783)	90,573
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Core Fixed Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$56,379	$(30,839)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	56,379	(30,839)
Derivatives not subject to a MNA	(56,379)	30,839
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Emerging Markets Multi-Sector Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$47,498	$(103,485)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	47,498	(103,485)
Derivatives not subject to a MNA	—	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$47,498	$(103,485)

234

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$24,010	$(24,010)	$—	$—	$—
Citibank NA	8,176	(8,176)	—	—	—
JP Morgan Chase & Co.	4,141	(4,141)	—	—	—
Morgan Stanley	4,668	(4,668)	—	—	—
UBS AG	6,503	(6,503)	—	—	—
Total	$47,498	$(47,498)	$—	$—	$—

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(38,072)	$24,010	$—	$—	$(14,062)
Citibank NA	(15,494)	8,176	—	—	(7,318)
JP Morgan Chase & Co.	(9,224)	4,141	—	—	(5,083)
Morgan Stanley	(18,469)	4,668	—	—	(13,801)
State Street Global Markets LLC	(14,916)	—	—	—	(14,916)
UBS AG	(7,310)	6,503	—	—	(807)
Total	$(103,485)	$47,498	$—	$—	$(55,987)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Short Duration Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$217,435	$—
Futures contracts	371,942	(948,928)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	589,377	(948,928)
Derivatives not subject to a MNA	(371,942)	948,928
Total gross amount of assets and liabilities subject to MNA or similar agreements	$217,435	$—

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$217,435	$—	$—	$—	$217,435
Total	$217,435	$—	$—	$—	$217,435

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Strategic Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$8,078,099	$(435,315)
Futures contracts	3,625,793	(4,754,587)
Purchased options	301,955	—
Swap contracts	6,468,417	(2,603,800)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	18,474,264	(7,793,702)
Derivatives not subject to a MNA	(10,094,210)	7,358,387
Total gross amount of assets and liabilities subject to MNA or similar agreements	$8,380,054	$(435,315)

235

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$26,241	$—	$—	$—	$26,241
Bank of America Securities LLC	1,099,528	(40,426)	—	—	1,059,102
Barclays	111,832	(22,822)	—	—	89,010
BNP Paribas Securities Services	388,338	(40,523)	—	—	347,815
Citibank NA	30,492	(30,492)	—	—	—
Commonwealth Bank of Australia	11,042	—	—	—	11,042
Credit Agricole CIB	39,182	—	—	—	39,182
Deutsche Bank Securities, Inc.	4,059,627	(16,469)	—	—	4,043,158
Goldman Sachs & Co.	658,980	(92,052)	—	—	566,928
JP Morgan Chase & Co.	1,286,334	(36,838)	—	—	1,249,496
RBS Greenwich Capital	7,185	—	—	—	7,185
Standard Chartered Bank	609,091	(917)	—	—	608,174
State Street Global Markets LLC	28,100	(5,274)	—	—	22,826
Toronto-Dominion Bank	402	—	—	—	402
UBS AG	6,043	(6,043)	—	—	—
Wells Fargo Bank NA	17,637	—	—	—	17,637
Total	$8,380,054	$(291,856)	$—	$—	$8,088,198

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(40,426)	$40,426	$—	$—	$—
Bank of Montreal	(3,260)	—	—	—	(3,260)
Barclays	(22,822)	22,822	—	—	—
BNP Paribas Securities Services	(40,523)	40,523	—	—	—
Citibank NA	(74,313)	30,492	—	—	(43,821)
Deutsche Bank Securities, Inc.	(16,469)	16,469	—	—	—
Goldman Sachs & Co.	(92,052)	92,052	—	—	—
JP Morgan Chase & Co.	(36,838)	36,838	—	—	—
Morgan Stanley	(50,878)	—	—	—	(50,878)
Standard Chartered Bank	(917)	917	—	—	—
State Street Global Markets LLC	(5,274)	5,274	—	—	—
UBS AG	(51,543)	6,043	—	—	(45,500)
Total	$(435,315)	$291,856	$—	$—	$(143,459)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Total Return Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$1,114,154	$—
Futures contracts	2,070,761	(2,688,769)
Purchased options	949,659	—
Swap contracts	11,742,876	(1,915,017)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	15,877,450	(4,603,786)
Derivatives not subject to a MNA	(13,813,637)	4,603,786
Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,063,813	$—

236

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$9,202	$—	$—	$—	$9,202
BNP Paribas Securities Services	949,659	—	—	—	949,659
Citibank NA	19,903	—	—	—	19,903
Deutsche Bank Securities, Inc.	960,435	—	—	—	960,435
JP Morgan Chase & Co.	83,294	—	—	—	83,294
Morgan Stanley	22,468	—	—	—	22,468
State Street Global Markets LLC	18,852	—	—	—	18,852
Total	$2,063,813	$—	$—	$—	$2,063,813

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

World Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$98,976,553	$(53,378,467)
Futures contracts	2,364,424	(4,646,011)
Purchased options	8,954,270	—
Swap contracts	8,242,399	(4,373,619)
Written options	—	(96,073)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	118,537,646	(62,494,170)
Derivatives not subject to a MNA	(11,607,191)	9,115,703
Total gross amount of assets and liabilities subject to MNA or similar agreements	$106,930,455	$(53,378,467)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$4,251,598	$(41,625)	$—	$—	$4,209,973
Bank of America Securities LLC	4,903,583	(333,411)	—	—	4,570,172
Barclays	9,637,611	(5,260,173)	—	—	4,377,438
BNP Paribas Securities Services	3,264,919	(2,271,632)	—	—	993,287
Citibank NA	7,202,352	(1,003,833)	—	—	6,198,519
Credit Agricole CIB	1,075,736	(538,064)	—	—	537,672
Deutsche Bank Securities, Inc.	8,689,152	(8,689,152)	—	—	—
Goldman Sachs & Co.	12,895,014	(11,730,454)	—	—	1,164,560
JP Morgan Chase & Co.	5,893,435	(1,797,105)	—	—	4,096,330
Morgan Stanley	9,924,489	(9,924,489)	—	—	—
RBC Dominion Securities, Inc.	4,967,105	(1,635,064)	—	—	3,332,041
Societe Generale Group	104,820	(42,414)	—	—	62,406
Standard Chartered Bank	3,730,436	(87,744)	—	—	3,642,692
State Street Global Markets LLC	1,557,528	(772,050)	—	—	785,478
Toronto-Dominion Bank	3,534,507	(3,227,563)	—	—	306,944
UBS AG	20,989,385	(3,673,402)	—	—	17,315,983
Westpac International	4,308,785	(1,195,010)	—	—	3,113,775
Total	$106,930,455	$(52,223,185)	$—	$—	$54,707,270

237

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(41,625)	$41,625	$—	$—	$—
Bank of America Securities LLC	(333,411)	333,411	—	—	—
Barclays	(5,260,173)	5,260,173	—	—	—
BNP Paribas Securities Services	(2,271,632)	2,271,632	—	—	—
Canadian Imperial Bank of Commerce	(3,338)	—	—	—	(3,338)
Citibank NA	(1,003,833)	1,003,833	—	—	—
Credit Agricole CIB	(538,064)	538,064	—	—	—
Deutsche Bank Securities, Inc.	(9,640,235)	8,689,152	—	—	(951,083)
Goldman Sachs & Co.	(11,730,454)	11,730,454	—	—	—
JP Morgan Chase & Co.	(1,797,105)	1,797,105	—	—	—
Morgan Stanley	(10,118,418)	9,924,489	—	—	(193,929)
RBC Dominion Securities, Inc.	(1,635,064)	1,635,064	—	—	—
Societe Generale Group	(42,414)	42,414	—	—	—
Standard Chartered Bank	(87,744)	87,744	—	—	—
State Street Global Markets LLC	(772,050)	772,050	—	—	—
Toronto-Dominion Bank	(3,227,563)	3,227,563	—	—	—
UBS AG	(3,673,402)	3,673,402	—	—	—
Wells Fargo Bank NA	(6,932)	—	—	—	(6,932)
Westpac International	(1,195,010)	1,195,010	—	—	—
Total	$(53,378,467)	$52,223,185	$—	$—	$(1,155,282)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

238

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Geopolitical events (including wars, military conflicts, trade disputes, tariffs, economic sanctions, export controls, retaliatory measures, pandemics and epidemics) may inject uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2025. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to RICs, mark to market on derivatives and currencies for Section 988-7 election. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.
c)
Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the years ended October 31, 2025 and October 31, 2024 are as follows:
	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
Fund	Tax Exempt Income	Ordinary Income	Tax Exempt Income	Ordinary Income	Tax Return of Capital
Dynamic Bond Fund	$—	$108,199,012	$—	$25,611,026	$—
Emerging Markets Local Debt Fund	—	1,433,074	—	1,474,297	318,226
Floating Rate Fund	—	75,937,295	—	105,411,456	—
High Yield Fund	—	27,146,623	—	24,543,047	—
Inflation Plus Fund	—	10,485,772	—	10,010,248	—
Low Duration High Income Fund	—	9,956,664	—	15,696,333	—
Municipal Opportunities Fund	59,751,094	4,390,609	53,926,811	4,839,613	—
Municipal Short Duration Fund	872,981	69,480	708,117	67,780	—
Core Fixed Income Fund	—	3,731,486	—	4,429,585	—
Emerging Markets Multi-Sector Bond Fund	—	1,813,581	—	1,596,087	—
Tax-Aware Bond Fund	36,427,489	4,124,457	34,501,620	8,287,619	—
Short Duration Fund	—	87,641,656	—	77,072,949	—
Strategic Income Fund	—	247,202,525	—	160,351,048	—
Sustainable Municipal Bond Fund	2,211,407	115,363	2,328,811	151,394	—
Total Return Bond Fund	—	190,770,595	—	147,098,779	—
World Bond Fund	—	175,113,026	—	135,398,416	—

239

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

As of October 31, 2025, the components of total accumulated earnings (deficit) for each Fund on a tax basis are as follows:
Fund	Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
Dynamic Bond Fund	$—	$51,774,927	$1,856,518	$—	$(465,453)	$(1,035,792)	$52,130,200
Emerging Markets Local Debt Fund*	—	266,374	—	(77,187,016)	(49,726)	272,738	(76,697,630)
Floating Rate Fund	—	535,999	—	(634,331,398)	(798,161)	(48,382,078)	(682,975,638)
High Yield Fund	—	118,742	—	(39,699,761)	(21,384)	6,452,248	(33,150,155)
Inflation Plus Fund*	—	1,497,995	—	(88,561,690)	(1,373,895)	(6,557,450)	(94,995,040)
Low Duration High Income Fund	—	4,765	—	(98,651,375)	(4,201)	(1,335,046)	(99,985,857)
Municipal Opportunities Fund	—	—	—	(93,314,341)	(287,469)	6,299,565	(87,302,245)
Municipal Short Duration Fund	13,549	—	—	(880,484)	—	198,316	(668,619)
Core Fixed Income Fund	—	99,798	—	(27,567,232)	(146,517)	727,268	(26,886,683)
Emerging Markets Multi-Sector Bond Fund	—	165,810	—	(18,929,129)	(22,942)	783,351	(18,002,910)
Tax-Aware Bond Fund	519,053	—	—	(45,239,903)	—	(4,311,037)	(49,031,887)
Short Duration Fund	—	482,805	—	(45,659,377)	(1,682,749)	11,541,364	(35,317,957)
Strategic Income Fund*	—	27,506,018	—	(418,205,175)	(5,796,395)	28,048,528	(368,447,024)
Sustainable Municipal Bond Fund	—	—	—	(7,699,497)	(593)	(1,544,742)	(9,244,832)
Total Return Bond Fund*	—	13,962,480	—	(299,181,969)	(11,923,037)	(154,575,130)	(451,717,656)
World Bond Fund	—	94,258,082	—	(174,508,557)	(1,847,708)	14,767,901	(67,330,282)

*	Other temporary differences are related to straddle adjustments.
d)
Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as distributions in excess. Adjustments are made to reflect the impact these items have on the current and future earnings distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2025, the Funds recorded reclassifications to increase (decrease) the accounts listed below:
Fund	Paid-in-Capital	Distributable Earnings (Loss)
Floating Rate Fund	$(1)	$1
Municipal Opportunities Fund	(63,956)	63,956
Sustainable Municipal Bond Fund	(155)	155
e)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2025 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Emerging Markets Local Debt Fund	$20,239,902	$56,947,114
Floating Rate Fund	37,026,744	597,304,654
High Yield Fund	2,212,286	37,487,475
Inflation Plus Fund	13,254,665	75,307,025
Low Duration High Income Fund	7,454,095	91,197,280
Municipal Opportunities Fund	33,842,613	59,471,728
Municipal Short Duration Fund	329,186	551,298
Core Fixed Income Fund	11,962,359	15,604,873
Emerging Markets Multi-Sector Bond Fund*	12,247,961	6,681,168
Tax-Aware Bond Fund	18,465,372	26,774,531
Short Duration Fund	—	45,659,377
Strategic Income Fund*	111,933,920	306,271,255
Sustainable Municipal Bond Fund	3,100,620	4,598,877
Total Return Bond Fund	124,742,615	174,439,354
World Bond Fund	49,164,335	125,344,222

*	Future utilization of losses are subject to limitation under current tax laws.

240

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

During the year ended October 31, 2025, Floating Rate Fund utilized $3,999,616, High Yield Fund utilized $1,828,856, Inflation Plus Fund utilized $523,665, Low Duration High Income Fund utilized $1,375,335, Core Fixed Income Fund utilized $138,396, Emerging Markets Multi-Sector Bond Fund utilized $517,999, Strategic Income Fund utilized $51,494,224 and Total Return Bond Fund utilized $12,572,626 of prior year capital loss carryforwards, respectively.
The Dynamic Bond Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2025.
f)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at October 31, 2025 is different from book purposes primarily due to wash sale loss deferrals. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation was also different from book purposes primarily due to wash sale loss deferrals, corporate actions with other temporary differences, mark-to-market adjustments on derivatives and hyper-inflationary currency and adjustments related to defaulted bonds.
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dynamic Bond Fund	$3,358,740,526	$9,752,516	$(10,788,307)	$(1,035,791)
Emerging Markets Local Debt Fund	28,275,554	1,396,536	(1,068,172)	328,364
Floating Rate Fund	970,977,195	10,164,209	(58,464,731)	(48,300,522)
High Yield Fund	442,356,167	13,958,049	(7,499,544)	6,458,505
Inflation Plus Fund	352,216,883	5,404,147	(11,962,815)	(6,558,668)
Low Duration High Income Fund	145,108,939	1,869,622	(3,200,877)	(1,331,255)
Municipal Opportunities Fund	1,928,746,205	35,981,046	(29,681,481)	6,299,565
Municipal Short Duration Fund	37,837,008	371,178	(172,862)	198,316
Core Fixed Income Fund	76,695,133	1,355,526	(628,258)	727,268
Emerging Markets Multi-Sector Bond Fund	31,751,011	1,147,878	(361,667)	786,211
Tax-Aware Bond Fund	850,749,410	8,907,382	(13,218,419)	(4,311,037)
Short Duration Fund	2,072,401,634	32,419,566	(20,874,004)	11,545,562
Strategic Income Fund	5,009,801,308	139,352,982	(110,793,334)	28,559,648
Sustainable Municipal Bond Fund	74,552,719	975,213	(2,519,955)	(1,544,742)
Total Return Bond Fund	5,702,516,290	65,922,890	(220,557,388)	(154,634,498)
World Bond Fund	3,800,576,183	98,590,011	(83,307,693)	15,282,318
g)
Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, HFMC reviews each Fund’s tax positions for all open tax years. As of October 31, 2025, HFMC had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended October 31, 2025, the Funds did not incur any interest or penalties. HFMC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund's investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (formerly, The Hartford Financial Services Group, Inc.) (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund.  HFMC has entered into sub-advisory agreements with each of Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (“SIMNA”). Wellington Management serves as a sub-adviser to each of Dynamic Bond Fund, Emerging Markets Local Debt Fund, Floating Rate Fund, High Yield Fund, Inflation Plus Fund, Low Duration High Income Fund, Municipal Opportunities Fund, Municipal Short Duration Fund, Short Duration Fund, Strategic Income Fund, Sustainable Municipal Bond Fund, Total Return Bond Fund, and World Bond Fund (each a “Wellington Sub-Advised Fund” and collectively, the “Wellington Sub-Advised Funds”). Wellington Management performs the daily investment of the assets for the Wellington Sub-Advised Funds. SIMNA serves as the sub-adviser to each of Core Fixed Income Fund, Emerging Markets Multi-Sector Bond Fund, and Tax-Aware Bond Fund (each a “Schroders Sub-Advised Fund” and collectively, the “Schroders Sub-Advised Funds”), and Schroder Investment Management North America Limited ("SIMNA Ltd."), an affiliate of SIMNA, serves as a sub-sub-adviser to each of the Emerging Markets Multi-Sector Bond Fund and Tax-Aware Bond Fund. SIMNA performs the daily investment of the assets for the Schroders Sub-Advised Funds, and SIMNA may allocate assets to or from SIMNA Ltd. in connection with the daily investment of the assets for the Schroders Sub-Advised Funds. HFMC pays a sub-advisory fee to the respective sub-adviser out of its management fee. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd. out of the sub-advisory fees received from HFMC.

241

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of October 31, 2025; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Dynamic Bond Fund	0.5500% on first $1 billion and;
0.5400% over $1 billion
Emerging Markets Local Debt Fund	0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6900% over $1 billion
Floating Rate Fund	0.6500% on first $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2.5 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
High Yield Fund	0.5000% on first $1 billion and;
0.4500% on next $4 billion and;
0.4400% on next $5 billion and;
0.4350% over $10 billion
Inflation Plus Fund	0.3900% on first $500 million and;
0.3800% on next $500 million and;
0.3750% on next $1.5 billion and;
0.3700% on next $2.5 billion and;
0.3675% on next $5 billion and;
0.3650% over $10 billion
Low Duration High Income Fund	0.6000% on first $1 billion and;
0.5500% on next $4 billion and;
0.5300% over $5 billion
Municipal Opportunities Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Municipal Short Duration Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Core Fixed Income Fund	0.3200% on first $500 million and;
0.3000% on next $500 million and;
0.2800% over $1 billion
Emerging Markets Multi-Sector Bond Fund	0.4000% on first $1 billion and;
0.3900% over $1 billion
Tax-Aware Bond Fund	0.4500% on first $1 billion and;
0.4300% on next $4 billion and;
0.4250% on next $5 billion and;
0.4200% over $10 billion
Short Duration Fund	0.4100% on the first $500 million and;
0.3700% on the next $500 million and;
0.3650% on the next $1.5 billion and;
0.3600% on the next $2.5 billion and;
0.3500% on the next $5 billion and;
0.3400% over $10 billion
Strategic Income Fund	0.5500% on first $500 million and;
0.5000% on next $500 million and;
0.4750% on next $1.5 billion and;
0.4650% on next $2.5 billion and;
0.4550% on next $5 billion and;
0.4450% over $10 billion

242

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Fund	Management Fee Rates
Sustainable Municipal Bond Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Total Return Bond Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2600% on next $4 billion and;
0.2500% over $5 billion
World Bond Fund	0.6800% on first $250 million and;
0.6300% on next $250 million and;
0.5800% on next $2 billion and;
0.5300% on next $2.5 billion and;
0.4750% on next $5 billion and;
0.4500% over $10 billion
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of October 31, 2025, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2026 (unless the applicable Board of Directors approves its earlier termination) as follows for each of the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Dynamic Bond Fund	1.05%	1.85%	0.69%	N/A	N/A	0.70%	0.60%	0.70%	0.60%	N/A
Emerging Markets Local Debt Fund	1.18%	1.93%	0.93%	1.48%	1.18%	0.88%	N/A	0.88%	0.83%	N/A
Floating Rate Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A	N/A
High Yield Fund	0.95%	1.75%	0.69%	1.27%	0.97%	0.67%	0.55%	0.66%	0.55%	N/A
Inflation Plus Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A	N/A
Low Duration High Income Fund	1.00%	1.75%	0.75%	1.32%	1.02%	0.72%	N/A	0.72%	0.65%	N/A
Municipal Short Duration Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%	N/A
Core Fixed Income Fund	N/A	N/A	0.51%	1.06%	0.76%	0.46%	N/A	0.40%	0.36%	0.36%
Emerging Markets Multi-Sector Bond Fund	0.90%	1.70%	0.60%	1.17%	0.87%	0.57%	N/A	0.55%	0.45%	0.45%
Tax-Aware Bond Fund	0.71%	1.59%	0.49%	N/A	N/A	N/A	N/A	0.56%	0.46%	0.46%
Short Duration Fund(1)	1.00%	1.75%	0.75%	N/A	N/A	N/A	N/A	0.75%	N/A	N/A
Sustainable Municipal Bond Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%	N/A
Total Return Bond Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A	N/A

(1)
Expense limitation arrangements described above for certain classes of shares of each of Floating Rate Fund, Inflation Plus Fund, Short Duration Fund and Total Return
Bond Fund extend beyond February 28, 2026. Please see the Funds’ statement of additional information for more information.

d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the year ended October 31, 2025, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. For the year ended October 31, 2025, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the financial highlights.

243

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the year ended October 31, 2025, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Dynamic Bond Fund	$363,527	$27,774
Emerging Markets Local Debt Fund	999	282
Floating Rate Fund	99,308	18,178
High Yield Fund	281,418	6,267
Inflation Plus Fund	19,434	430
Low Duration High Income Fund	23,938	7,682
Municipal Opportunities Fund	346,461	6,645
Municipal Short Duration Fund	17,353	309
Emerging Markets Multi-Sector Bond Fund	1,773	—
Tax-Aware Bond Fund	102,328	15,462
Short Duration Fund	334,132	36,949
Strategic Income Fund	267,435	31,920
Sustainable Municipal Bond Fund	11,796	—
Total Return Bond Fund	755,378	15,736
World Bond Fund	162,419	6,765
The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class  R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.  Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable share class of the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors and Officers – For the year ended October 31, 2025, the  remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of each Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by HFMC and/or The Hartford or its subsidiaries. For the year ended October 31, 2025, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company's Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds

244

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.250%
Class C	0.250%
Class I	0.200%
Class R3	0.220%
Class R4	0.170%
Class R5	0.120%
Class R6	0.004%
Class Y	0.110%
Class F	0.004%
Class SDR	0.004%
Effective February 28, 2025, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below until February 28, 2026, unless the applicable Board of Directors approves its earlier termination, as follows:
Fund	Class A	Class I
Inflation Plus Fund	0.125%	N/A
Short Duration Fund	0.098%	0.075%
Strategic Income Fund	N/A	0.108%
Total Return Bond Fund	N/A	0.065%
From November 1, 2024 through February 28, 2025, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class A	Class I
Inflation Plus Fund	0.130%	N/A
Short Duration Fund	0.090%	0.068%
Strategic Income Fund	N/A	0.094%
Total Return Bond Fund	N/A	0.064%

Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the year ended October 31, 2025, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Dynamic Bond Fund	0.09%	0.11%	0.11%	N/A	N/A	0.12%	0.00%*	0.11%	0.00%*	N/A
Emerging Markets Local Debt Fund	0.16%	0.25%	0.11%	0.22%	0.17%	0.12%	N/A	0.06%	0.00%*	N/A
Floating Rate Fund	0.11%	0.12%	0.10%	0.21%	0.17%	0.12%	N/A	0.10%	0.00%*	N/A
High Yield Fund	0.16%	0.16%	0.12%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
Inflation Plus Fund	0.13%	0.15%	0.12%	0.22%	0.17%	0.12%	N/A	0.10%	0.00%*	N/A
Low Duration High Income Fund	0.13%	0.13%	0.07%	0.18%	0.17%	0.10%	N/A	0.11%	0.00%*	N/A
Municipal Opportunities Fund	0.06%	0.09%	0.13%	N/A	N/A	N/A	N/A	0.03%	0.00%*	N/A
Municipal Short Duration Fund	0.05%	0.22%	0.11%	N/A	N/A	N/A	N/A	N/A	0.00%*	N/A
Core Fixed Income Fund	N/A	N/A	0.15%	0.22%	0.17%	0.12%	N/A	0.07%	0.00%*	0.00%*
Emerging Markets Multi-Sector Bond Fund	0.21%	0.22%	0.10%	0.22%	0.17%	0.12%	N/A	0.09%	0.00%*	0.00%*
Tax-Aware Bond Fund	0.07%	0.12%	0.11%	N/A	N/A	N/A	N/A	0.11%	0.00%*	0.00%*
Short Duration Fund	0.10%	0.11%	0.07%	0.21%	0.08%	0.12%	0.00%*	0.11%	0.00%*	N/A
Strategic Income Fund	0.12%	0.09%	0.10%	0.22%	0.16%	0.10%	0.00%*	0.11%	0.00%*	N/A
Sustainable Municipal Bond Fund	0.07%	0.16%	0.16%	N/A	N/A	N/A	N/A	N/A	0.00%*	N/A
Total Return Bond Fund	0.11%	0.25%	0.06%	0.22%	0.17%	0.12%	0.00%*	0.07%	0.00%*	N/A
World Bond Fund	0.14%	0.12%	0.10%	0.22%	0.17%	0.11%	0.00%*	0.11%	0.00%*	N/A

*	Percentage rounds to zero.

245

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. Each of the Floating Rate Fund and the High Yield Fund do not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of October 31, 2025.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Dynamic Bond Fund	$14,891,127	$15,390,170	$—
Emerging Markets Local Debt Fund	64,987	68,159	—
Inflation Plus Fund	633,488	663,250	—
Low Duration High Income Fund	1,572,974	642,328	975,000
Municipal Opportunities Fund	—	—	—
Municipal Short Duration Fund	—	—	—
Core Fixed Income Fund	525,657	540,975	—
Emerging Markets Multi-Sector Bond Fund	645,526	527,298	134,400
Tax-Aware Bond Fund	—	—	—
Short Duration Fund	31,221,048	30,153,340	1,974,945
Strategic Income Fund	119,228,837	112,238,426	11,004,273
Sustainable Municipal Bond Fund	—	—	—
Total Return Bond Fund	23,004,551	21,732,515	2,011,558
World Bond Fund	22,553,737	22,584,916	801,665

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

246

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

9.
Affiliate Holdings:
As of October 31, 2025, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Dynamic Bond Fund	—	—	—	N/A	N/A	100%	53%	—	0%*	N/A
Emerging Markets Local Debt Fund	—	—	—	100%	100%	100%	N/A	—	—	N/A
High Yield Fund	—	—	—	—	—	—	1%	—	—	N/A
Inflation Plus Fund	—	—	—	0%*	—	—	N/A	—	—	N/A
Low Duration High Income Fund	—	—	—	1%	—	—	N/A	—	—	N/A
Municipal Short Duration Fund	—	—	—	N/A	N/A	N/A	N/A	N/A	0%*	N/A
Core Fixed Income Fund	N/A	N/A	1%	100%	100%	100%	N/A	—	0%*	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	100%	100%	100%	N/A	1%	52%	0%*
Tax-Aware Bond Fund	—	—	—	N/A	N/A	N/A	N/A	100%	—	—
Short Duration Fund	—	—	—	—	—	0%*	0%*	—	—	N/A

*	Percentage rounds to zero.

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Dynamic Bond Fund	—	—	—	N/A	N/A	0%*	0%*	—	0%*	N/A
Emerging Markets Local Debt Fund	—	—	—	0%*	0%*	0%*	N/A	—	—	N/A
High Yield Fund	—	—	—	—	—	—	0%*	—	—	N/A
Inflation Plus Fund	—	—	—	0%*	—	—	N/A	—	—	N/A
Low Duration High Income Fund	—	—	—	0%*	—	—	N/A	—	—	N/A
Municipal Short Duration Fund	—	—	—	N/A	N/A	N/A	N/A	N/A	0%	N/A
Core Fixed Income Fund	N/A	N/A	0%*	0%*	0%*	0%*	N/A	—	0%*	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	0%*	0%*	0%*	N/A	0%*	0%*	0%*
Tax-Aware Bond Fund	—	—	—	N/A	N/A	N/A	N/A	0%*	—	—
Short Duration Fund	—	—	—	—	—	0%*	0%*	—	—	N/A

*	Percentage rounds to zero.
As of October 31, 2025, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
High Yield Fund	2%
Inflation Plus Fund	28%
Core Fixed Income Fund	68%
Strategic Income Fund	1%
Total Return Bond Fund	1%
World Bond Fund	3%

*	As of October 31, 2025, affiliated funds of funds and the 529 plan were invested in Class F shares.

247

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

10.
Investment Transactions:
For the year ended October 31, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Dynamic Bond Fund	$4,684,267,308	$4,232,976,159	$13,794,363,431	$12,146,240,569	$18,478,630,739	$16,379,216,728
Emerging Markets Local Debt Fund	29,879,055	31,929,839	271,455	271,561	30,150,510	32,201,400
Floating Rate Fund	293,185,636	512,654,926	—	—	293,185,636	512,654,926
High Yield Fund	230,445,186	220,040,707	—	—	230,445,186	220,040,707
Inflation Plus Fund	60,140,899	49,304,403	29,534,930	45,311,014	89,675,829	94,615,417
Low Duration High Income Fund	81,664,961	82,478,429	22,429,922	23,784,242	104,094,883	106,262,671
Municipal Opportunities Fund	733,676,944	681,785,046	—	54,051	733,676,944	681,839,097
Municipal Short Duration Fund	12,955,799	11,435,842	—	—	12,955,799	11,435,842
Core Fixed Income Fund	39,898,255	54,250,126	78,016,488	76,829,104	117,914,743	131,079,230
Emerging Markets Multi-Sector Bond Fund	45,476,765	38,304,776	—	—	45,476,765	38,304,776
Tax-Aware Bond Fund	232,323,158	653,971,980	251,417,205	255,945,053	483,740,363	909,917,033
Short Duration Fund	791,857,607	695,927,507	396,465,758	272,989,629	1,188,323,365	968,917,136
Strategic Income Fund	2,783,157,593	2,126,071,807	1,031,113,098	567,876,081	3,814,270,691	2,693,947,888
Sustainable Municipal Bond Fund	19,384,801	31,651,120	437,141	7,973	19,821,942	31,659,093
Total Return Bond Fund	1,833,431,430	1,637,225,651	1,354,588,231	1,103,538,984	3,188,019,661	2,740,764,635
World Bond Fund	2,813,684,495	2,591,175,488	163,668,629	238,628,063	2,977,353,124	2,829,803,551
11.
Capital Share Transactions:
The following information is for the years ended October 31, 2025 and October 31, 2024:
	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Dynamic Bond Fund
Class A
Shares Sold	5,975,360	$61,412,876	2,883,844	$29,622,066
Shares Issued for Reinvested Dividends	236,325	2,430,873	42,619	437,205
Shares Redeemed	(1,518,404)	(15,612,306)	(336,125)	(3,426,477)
Net Increase (Decrease)	4,693,281	48,231,443	2,590,338	26,632,794
Class C
Shares Sold	1,034,119	$10,639,717	987,495	$10,095,842
Shares Issued for Reinvested Dividends	52,666	541,104	17,414	178,046
Shares Redeemed	(281,712)	(2,896,446)	(149,136)	(1,512,397)
Net Increase (Decrease)	805,073	8,284,375	855,773	8,761,491
Class I
Shares Sold	197,515,488	$2,027,635,363	110,580,307	$1,129,628,599
Shares Issued for Reinvested Dividends	8,340,013	85,691,225	2,195,694	22,477,449
Shares Redeemed	(50,137,018)	(514,691,768)	(12,046,845)	(123,450,361)
Net Increase (Decrease)	155,718,483	1,598,634,820	100,729,156	1,028,655,687
Class R5
Shares Issued for Reinvested Dividends	526	$5,397	2,513	$25,420
Shares Redeemed	—	—	(99,577)	(1,007,723)
Net Increase (Decrease)	526	5,397	(97,064)	(982,303)
Class R6
Shares Sold	1,039	$10,637	8,012	$81,431
Shares Issued for Reinvested Dividends	984	10,077	2,799	28,316
Shares Redeemed	(57)	(588)	(99,945)	(1,010,446)
Net Increase (Decrease)	1,966	20,126	(89,134)	(900,699)

248

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	2,629,083	$26,948,549	5,013,951	$51,131,661
Shares Issued for Reinvested Dividends	194,547	1,992,085	104,537	1,065,834
Shares Redeemed	(3,797,380)	(38,773,475)	(1,902,887)	(19,371,924)
Net Increase (Decrease)	(973,750)	(9,832,841)	3,215,601	32,825,571
Class F
Shares Sold	47,632,860	$488,494,057	8,382,416	$86,652,357
Shares Issued for Reinvested Dividends	1,278,622	13,130,851	76,795	785,375
Shares Redeemed	(4,640,617)	(47,547,803)	(4,796,621)	(48,261,706)
Net Increase (Decrease)	44,270,865	454,077,105	3,662,590	39,176,026
Total Net Increase (Decrease)	204,516,444	$2,099,420,425	110,867,260	$1,134,168,567
Emerging Markets Local Debt Fund
Class A
Shares Sold	376,527	$1,750,794	644,533	$3,023,551
Shares Issued for Reinvested Dividends	73,272	345,726	50,460	236,655
Shares Redeemed	(141,031)	(655,482)	(138,222)	(649,722)
Net Increase (Decrease)	308,768	1,441,038	556,771	2,610,484
Class C
Shares Sold	7,988	$38,152	637	$3,000
Shares Issued for Reinvested Dividends	2,466	11,635	4,518	21,238
Shares Redeemed	(54,593)	(259,153)	(33,053)	(156,673)
Net Increase (Decrease)	(44,139)	(209,366)	(27,898)	(132,435)
Class I
Shares Sold	189,533	$894,381	690,485	$3,246,652
Shares Issued for Reinvested Dividends	44,939	209,050	58,749	273,917
Shares Redeemed	(412,728)	(1,891,657)	(1,276,052)	(5,932,599)
Net Increase (Decrease)	(178,256)	(788,226)	(526,818)	(2,412,030)
Class R3
Shares Issued for Reinvested Dividends	107	$508	111	$523
Net Increase (Decrease)	107	508	111	523
Class R4
Shares Sold	—	$—	1	$—
Shares Issued for Reinvested Dividends	124	583	121	567
Net Increase (Decrease)	124	583	122	567
Class R5
Shares Issued for Reinvested Dividends	159	$706	146	$649
Net Increase (Decrease)	159	706	146	649
Class Y
Shares Sold	699,079	$3,318,260	806,329	$3,729,214
Shares Issued for Reinvested Dividends	131,514	609,362	202,737	938,296
Shares Redeemed	(597,211)	(2,692,867)	(1,604,495)	(7,371,921)
Net Increase (Decrease)	233,382	1,234,755	(595,429)	(2,704,411)
Class F
Shares Sold	127,366	$596,849	50,932	$237,807
Shares Issued for Reinvested Dividends	49,805	231,801	48,256	225,190
Shares Redeemed	(180,650)	(853,667)	(173,213)	(807,985)
Net Increase (Decrease)	(3,479)	(25,017)	(74,025)	(344,988)
Total Net Increase (Decrease)	316,666	$1,654,981	(667,020)	$(2,981,641)
Floating Rate Fund
Class A
Shares Sold	3,126,340	$24,451,326	3,669,084	$28,917,726
Shares Issued for Reinvested Dividends	3,958,621	30,921,856	5,146,092	40,545,283
Shares Redeemed	(12,859,795)	(100,418,119)	(17,518,202)	(137,955,301)
Net Increase (Decrease)	(5,774,834)	(45,044,937)	(8,703,026)	(68,492,292)

249

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class C
Shares Sold	755,706	$5,983,805	650,654	$5,182,389
Shares Issued for Reinvested Dividends	261,764	2,071,155	384,421	3,065,999
Shares Redeemed	(2,041,316)	(16,130,103)	(2,724,901)	(21,715,699)
Net Increase (Decrease)	(1,023,846)	(8,075,143)	(1,689,826)	(13,467,311)
Class I
Shares Sold	10,778,518	$83,427,725	26,850,755	$209,408,192
Shares Issued for Reinvested Dividends	3,331,022	25,702,159	4,472,768	34,858,658
Shares Redeemed	(31,277,973)	(240,569,922)	(30,962,049)	(241,359,096)
Net Increase (Decrease)	(17,168,433)	(131,440,038)	361,474	2,907,754
Class R3
Shares Sold	7,572	$59,823	16,157	$128,467
Shares Issued for Reinvested Dividends	14,712	116,075	24,902	197,925
Shares Redeemed	(175,140)	(1,392,426)	(19,909)	(158,341)
Net Increase (Decrease)	(152,856)	(1,216,528)	21,150	168,051
Class R4
Shares Sold	15,826	$123,259	55,738	$436,937
Shares Issued for Reinvested Dividends	14,646	114,276	19,661	154,733
Shares Redeemed	(74,383)	(582,202)	(62,866)	(493,558)
Net Increase (Decrease)	(43,911)	(344,667)	12,533	98,112
Class R5
Shares Sold	10,388	$80,051	51,597	$402,067
Shares Issued for Reinvested Dividends	10,859	83,843	14,208	110,844
Shares Redeemed	(15,871)	(122,434)	(104,553)	(816,458)
Net Increase (Decrease)	5,376	41,460	(38,748)	(303,547)
Class Y
Shares Sold	1,599,048	$12,345,723	2,178,866	$16,926,708
Shares Issued for Reinvested Dividends	315,755	2,427,109	402,742	3,127,212
Shares Redeemed	(2,252,351)	(17,326,725)	(3,274,823)	(25,375,593)
Net Increase (Decrease)	(337,548)	(2,553,893)	(693,215)	(5,321,673)
Class F
Shares Sold	700,519	$5,390,095	1,079,200	$8,373,809
Shares Issued for Reinvested Dividends	319,897	2,455,475	537,020	4,165,065
Shares Redeemed	(4,328,967)	(33,153,404)	(6,180,718)	(47,926,247)
Net Increase (Decrease)	(3,308,551)	(25,307,834)	(4,564,498)	(35,387,373)
Total Net Increase (Decrease)	(27,804,603)	$(213,941,580)	(15,294,156)	$(119,798,279)
High Yield Fund
Class A
Shares Sold	4,311,269	$30,385,676	5,282,797	$36,463,536
Shares Issued for Reinvested Dividends	2,089,652	14,758,002	1,946,388	13,493,459
Shares Redeemed	(6,111,255)	(43,042,240)	(6,524,766)	(45,029,453)
Net Increase (Decrease)	289,666	2,101,438	704,419	4,927,542
Class C
Shares Sold	85,838	$605,180	197,784	$1,357,177
Shares Issued for Reinvested Dividends	62,333	438,952	70,339	486,134
Shares Redeemed	(329,677)	(2,306,961)	(560,239)	(3,855,449)
Net Increase (Decrease)	(181,506)	(1,262,829)	(292,116)	(2,012,138)
Class I
Shares Sold	1,552,628	$10,864,277	2,704,533	$18,602,211
Shares Issued for Reinvested Dividends	314,701	2,208,407	305,145	2,104,124
Shares Redeemed	(1,590,793)	(11,143,732)	(2,537,075)	(17,577,584)
Net Increase (Decrease)	276,536	1,928,952	472,603	3,128,751
Class R3
Shares Sold	25,199	$178,152	28,400	$196,357
Shares Issued for Reinvested Dividends	10,388	73,405	11,313	78,463
Shares Redeemed	(70,914)	(500,588)	(58,154)	(398,809)
Net Increase (Decrease)	(35,327)	(249,031)	(18,441)	(123,989)

250

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	18,226	$128,724	20,041	$137,325
Shares Issued for Reinvested Dividends	5,157	36,496	8,122	56,410
Shares Redeemed	(92,469)	(649,518)	(13,044)	(90,278)
Net Increase (Decrease)	(69,086)	(484,298)	15,119	103,457
Class R5
Shares Sold	12,607	$86,665	10,304	$70,205
Shares Issued for Reinvested Dividends	4,512	31,494	5,863	40,202
Shares Redeemed	(37,639)	(261,366)	(20,704)	(141,626)
Net Increase (Decrease)	(20,520)	(143,207)	(4,537)	(31,219)
Class R6
Shares Sold	44,626	$310,045	177,195	$1,187,018
Shares Issued for Reinvested Dividends	8,203	56,495	8,395	56,991
Shares Redeemed	(42,517)	(291,670)	(60,315)	(408,540)
Net Increase (Decrease)	10,312	74,870	125,275	835,469
Class Y
Shares Sold	244,895	$1,691,839	863,240	$5,776,030
Shares Issued for Reinvested Dividends	9,145	63,322	12,674	85,976
Shares Redeemed	(278,953)	(1,928,132)	(1,188,443)	(8,024,147)
Net Increase (Decrease)	(24,913)	(172,971)	(312,529)	(2,162,141)
Class F
Shares Sold	4,958,535	$34,520,521	5,658,821	$38,655,325
Shares Issued for Reinvested Dividends	1,323,526	9,215,541	1,149,251	7,875,368
Shares Redeemed	(3,968,572)	(27,508,656)	(3,992,577)	(27,269,041)
Net Increase (Decrease)	2,313,489	16,227,406	2,815,495	19,261,652
Total Net Increase (Decrease)	2,558,651	$18,020,330	3,505,288	$23,927,384
Inflation Plus Fund
Class A
Shares Sold	660,584	$6,722,894	485,406	$4,779,239
Shares Issued for Reinvested Dividends	369,227	3,754,637	396,330	3,899,240
Shares Redeemed	(2,531,747)	(25,608,740)	(3,820,536)	(37,887,495)
Net Increase (Decrease)	(1,501,936)	(15,131,209)	(2,938,800)	(29,209,016)
Class C
Shares Sold	52,777	$512,992	82,745	$792,729
Shares Issued for Reinvested Dividends	14,365	140,026	20,140	189,691
Shares Redeemed	(321,710)	(3,109,500)	(487,689)	(4,622,893)
Net Increase (Decrease)	(254,568)	(2,456,482)	(384,804)	(3,640,473)
Class I
Shares Sold	2,244,055	$23,601,379	920,547	$9,253,234
Shares Issued for Reinvested Dividends	81,123	847,519	89,672	903,937
Shares Redeemed	(1,132,468)	(11,655,147)	(1,929,896)	(19,606,769)
Net Increase (Decrease)	1,192,710	12,793,751	(919,677)	(9,449,598)
Class R3
Shares Sold	393,332	$3,891,318	445,187	$4,311,094
Shares Issued for Reinvested Dividends	59,043	585,924	66,183	635,054
Shares Redeemed	(941,460)	(9,319,286)	(687,696)	(6,651,971)
Net Increase (Decrease)	(489,085)	(4,842,044)	(176,326)	(1,705,823)
Class R4
Shares Sold	118,910	$1,205,279	137,920	$1,364,320
Shares Issued for Reinvested Dividends	11,394	116,020	10,593	104,372
Shares Redeemed	(173,371)	(1,774,795)	(112,317)	(1,120,909)
Net Increase (Decrease)	(43,067)	(453,496)	36,196	347,783
Class R5
Shares Sold	440,627	$4,577,462	264,010	$2,691,516
Shares Issued for Reinvested Dividends	17,549	182,310	8,375	84,150
Shares Redeemed	(209,534)	(2,173,841)	(106,388)	(1,088,111)
Net Increase (Decrease)	248,642	2,585,931	165,997	1,687,555

251

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	2,360,908	$24,821,295	59,104	$601,908
Shares Issued for Reinvested Dividends	76,389	801,165	49,435	499,867
Shares Redeemed	(350,900)	(3,655,493)	(299,703)	(3,049,170)
Net Increase (Decrease)	2,086,397	21,966,967	(191,164)	(1,947,395)
Class F
Shares Sold	3,199,456	$33,216,764	3,257,517	$33,154,108
Shares Issued for Reinvested Dividends	369,764	3,853,966	344,805	3,478,008
Shares Redeemed	(3,695,622)	(38,350,985)	(4,964,688)	(50,399,516)
Net Increase (Decrease)	(126,402)	(1,280,255)	(1,362,366)	(13,767,400)
Total Net Increase (Decrease)	1,112,691	$13,183,163	(5,770,944)	$(57,684,367)
Low Duration High Income Fund
Class A
Shares Sold	1,000,314	$8,991,940	657,855	$5,885,024
Shares Issued for Reinvested Dividends	409,479	3,685,411	494,112	4,423,877
Shares Redeemed	(1,634,953)	(14,712,496)	(2,095,535)	(18,762,582)
Net Increase (Decrease)	(225,160)	(2,035,145)	(943,568)	(8,453,681)
Class C
Shares Sold	66,254	$603,777	84,513	$765,727
Shares Issued for Reinvested Dividends	37,110	337,795	65,874	596,304
Shares Redeemed	(438,402)	(3,982,734)	(454,904)	(4,120,506)
Net Increase (Decrease)	(335,038)	(3,041,162)	(304,517)	(2,758,475)
Class I
Shares Sold	1,547,052	$13,721,699	2,452,360	$21,668,148
Shares Issued for Reinvested Dividends	417,220	3,708,799	842,013	7,464,676
Shares Redeemed	(1,684,330)	(14,955,851)	(16,159,531)	(143,250,893)
Net Increase (Decrease)	279,942	2,474,647	(12,865,158)	(114,118,069)
Class R3
Shares Sold	29,786	$270,107	15,183	$136,582
Shares Issued for Reinvested Dividends	683	6,179	193	1,741
Shares Redeemed	(25,177)	(228,552)	(11,208)	(101,006)
Net Increase (Decrease)	5,292	47,734	4,168	37,317
Class R4
Shares Sold	284	$2,543	1,746	$15,596
Shares Issued for Reinvested Dividends	384	3,453	546	4,883
Shares Redeemed	(3,836)	(34,473)	(31,464)	(282,547)
Net Increase (Decrease)	(3,168)	(28,477)	(29,172)	(262,068)
Class R5
Shares Sold	165,102	$1,453,458	139,987	$1,236,813
Shares Issued for Reinvested Dividends	70,628	626,703	85,937	760,514
Shares Redeemed	(93,144)	(826,659)	(419,782)	(3,719,509)
Net Increase (Decrease)	142,586	1,253,502	(193,858)	(1,722,182)
Class Y
Shares Sold	596,277	$5,304,101	315,375	$2,795,444
Shares Issued for Reinvested Dividends	35,052	311,407	105,164	932,693
Shares Redeemed	(619,781)	(5,513,051)	(2,635,690)	(23,351,814)
Net Increase (Decrease)	11,548	102,457	(2,215,151)	(19,623,677)
Class F
Shares Sold	253,756	$2,254,773	160,318	$1,421,885
Shares Issued for Reinvested Dividends	133,811	1,188,917	160,444	1,422,671
Shares Redeemed	(325,336)	(2,887,397)	(713,091)	(6,324,746)
Net Increase (Decrease)	62,231	556,293	(392,329)	(3,480,190)
Total Net Increase (Decrease)	(61,767)	$(670,151)	(16,939,585)	$(150,381,025)

252

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Municipal Opportunities Fund
Class A
Shares Sold	8,103,590	$67,248,228	9,212,706	$76,705,596
Shares Issued for Reinvested Dividends	1,458,747	12,106,842	1,383,685	11,527,879
Shares Redeemed	(11,565,799)	(95,862,427)	(9,572,946)	(79,411,947)
Net Increase (Decrease)	(2,003,462)	(16,507,357)	1,023,445	8,821,528
Class C
Shares Sold	174,239	$1,448,758	210,900	$1,762,873
Shares Issued for Reinvested Dividends	38,924	323,520	51,319	427,821
Shares Redeemed	(898,393)	(7,459,505)	(984,738)	(8,187,374)
Net Increase (Decrease)	(685,230)	(5,687,227)	(722,519)	(5,996,680)
Class I
Shares Sold	45,985,321	$380,526,454	38,806,417	$322,244,172
Shares Issued for Reinvested Dividends	3,675,676	30,505,218	3,619,506	30,163,241
Shares Redeemed	(85,210,013)	(704,504,968)	(34,026,505)	(282,188,243)
Net Increase (Decrease)	(35,549,016)	(293,473,296)	8,399,418	70,219,170
Class Y
Shares Sold	33,539,590	$276,883,372	1,043,910	$8,627,474
Shares Issued for Reinvested Dividends	291,378	2,431,021	62,746	522,661
Shares Redeemed	(1,639,267)	(13,651,404)	(447,721)	(3,725,041)
Net Increase (Decrease)	32,191,701	265,662,989	658,935	5,425,094
Class F
Shares Sold	21,753,113	$179,832,773	21,162,345	$175,727,221
Shares Issued for Reinvested Dividends	1,831,534	15,182,183	1,430,885	11,907,119
Shares Redeemed	(12,689,870)	(104,869,839)	(12,217,041)	(101,328,917)
Net Increase (Decrease)	10,894,777	90,145,117	10,376,189	86,305,423
Total Net Increase (Decrease)	4,848,770	$40,140,226	19,735,468	$164,774,535
Municipal Short Duration Fund
Class A
Shares Sold	829,345	$8,242,067	553,511	$5,437,312
Shares Issued for Reinvested Dividends	64,726	644,887	52,892	521,263
Shares Redeemed	(982,489)	(9,775,568)	(823,696)	(8,102,476)
Net Increase (Decrease)	(88,418)	(888,614)	(217,293)	(2,143,901)
Class C
Shares Sold	1,964	$19,500	8,437	$82,854
Shares Issued for Reinvested Dividends	366	3,651	361	3,559
Shares Redeemed	(7,819)	(78,104)	(31,817)	(312,041)
Net Increase (Decrease)	(5,489)	(54,953)	(23,019)	(225,628)
Class I
Shares Sold	133,201	$1,324,801	41,129	$403,068
Shares Issued for Reinvested Dividends	11,446	113,593	9,115	89,434
Shares Redeemed	(62,156)	(617,455)	(116,877)	(1,144,705)
Net Increase (Decrease)	82,491	820,939	(66,633)	(652,203)
Class F
Shares Sold	255,698	$2,536,741	162,611	$1,587,236
Shares Issued for Reinvested Dividends	17,373	172,395	15,339	150,553
Shares Redeemed	(209,407)	(2,076,623)	(336,918)	(3,308,723)
Net Increase (Decrease)	63,664	632,513	(158,968)	(1,570,934)
Total Net Increase (Decrease)	52,248	$509,885	(465,913)	$(4,592,666)
Core Fixed Income Fund
Class I
Shares Sold	84,241	$715,834	171,589	$1,449,302
Shares Issued for Reinvested Dividends	8,186	70,207	10,186	87,284
Shares Redeemed	(114,779)	(991,271)	(135,864)	(1,162,224)
Net Increase (Decrease)	(22,352)	(205,230)	45,911	374,362

253

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R3
Shares Issued for Reinvested Dividends	41	$356	42	$362
Net Increase (Decrease)	41	356	42	362
Class R4
Shares Issued for Reinvested Dividends	45	$393	46	$395
Net Increase (Decrease)	45	393	46	395
Class R5
Shares Issued for Reinvested Dividends	50	$430	50	$429
Net Increase (Decrease)	50	430	50	429
Class Y
Shares Sold	118,451	$1,019,953	169,682	$1,460,734
Shares Issued for Reinvested Dividends	25,931	222,013	26,596	227,493
Shares Redeemed	(215,432)	(1,844,044)	(166,871)	(1,423,512)
Net Increase (Decrease)	(71,050)	(602,078)	29,407	264,715
Class F
Shares Sold	2,200,415	$18,784,105	1,833,189	$15,854,279
Shares Issued for Reinvested Dividends	329,001	2,819,074	361,457	3,093,056
Shares Redeemed	(4,325,653)	(36,763,851)	(2,711,094)	(23,006,740)
Net Increase (Decrease)	(1,796,237)	(15,160,672)	(516,448)	(4,059,405)
Class SDR
Shares Sold	400,737	$3,421,331	2,350,852	$19,685,978
Shares Issued for Reinvested Dividends	1,549	13,256	51,701	442,945
Shares Redeemed	(19,471)	(165,805)	(11,553,849)	(97,722,446)
Net Increase (Decrease)	382,815	3,268,782	(9,151,296)	(77,593,523)
Total Net Increase (Decrease)	(1,506,688)	$(12,698,019)	(9,592,288)	$(81,012,665)
Emerging Markets Multi-Sector Bond Fund
Class A
Shares Sold	80,158	$584,229	53,340	$378,660
Shares Issued for Reinvested Dividends	14,445	102,952	12,335	86,655
Shares Redeemed	(51,475)	(371,694)	(57,427)	(400,429)
Net Increase (Decrease)	43,128	315,487	8,248	64,886
Class C
Shares Sold	13,568	$100,000	3,116	$21,474
Shares Issued for Reinvested Dividends	456	3,221	717	5,026
Shares Redeemed	(4,670)	(33,124)	(16,038)	(112,603)
Net Increase (Decrease)	9,354	70,097	(12,205)	(86,103)
Class I
Shares Sold	66,964	$494,820	51,458	$361,444
Shares Issued for Reinvested Dividends	21,171	150,811	27,374	191,765
Shares Redeemed	(112,720)	(798,888)	(219,858)	(1,545,568)
Net Increase (Decrease)	(24,585)	(153,257)	(141,026)	(992,359)
Class R3
Shares Sold	56	$399	322	$2,252
Shares Issued for Reinvested Dividends	248	1,750	300	2,110
Shares Redeemed	(4,011)	(28,598)	(11)	(76)
Net Increase (Decrease)	(3,707)	(26,449)	611	4,286
Class R4
Shares Issued for Reinvested Dividends	120	$857	96	$682
Net Increase (Decrease)	120	857	96	682
Class R5
Shares Issued for Reinvested Dividends	128	$910	103	$726
Net Increase (Decrease)	128	910	103	726
Class Y
Shares Sold	12,982	$94,756	9,615	$67,305
Shares Issued for Reinvested Dividends	18,653	130,135	29,706	208,342
Shares Redeemed	(478,870)	(3,395,418)	(5,875)	(42,408)
Net Increase (Decrease)	(447,235)	(3,170,527)	33,446	233,239

254

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares Issued for Reinvested Dividends	316	$2,069	252	$1,638
Net Increase (Decrease)	316	2,069	252	1,638
Class SDR
Shares Sold	1,241,274	$9,101,785	99,372	$692,440
Shares Issued for Reinvested Dividends	199,499	1,420,634	156,674	1,098,938
Shares Redeemed	(160,025)	(1,159,154)	(47,183)	(327,974)
Net Increase (Decrease)	1,280,748	9,363,265	208,863	1,463,404
Total Net Increase (Decrease)	858,267	$6,402,452	98,388	$690,399
Tax-Aware Bond Fund
Class A
Shares Sold	2,464,452	$24,785,460	4,945,380	$50,348,752
Shares Issued for Reinvested Dividends	345,012	3,428,857	298,658	3,038,590
Shares Redeemed	(3,977,256)	(39,450,992)	(1,973,470)	(20,064,552)
Net Increase (Decrease)	(1,167,792)	(11,236,675)	3,270,568	33,322,790
Class C
Shares Sold	285,377	$2,872,928	746,816	$7,666,973
Shares Issued for Reinvested Dividends	28,111	280,502	21,412	218,713
Shares Redeemed	(366,424)	(3,666,708)	(173,062)	(1,764,227)
Net Increase (Decrease)	(52,936)	(513,278)	595,166	6,121,459
Class I
Shares Sold	23,388,320	$233,765,281	56,637,775	$575,242,421
Shares Issued for Reinvested Dividends	2,230,448	22,200,924	2,583,639	26,286,615
Shares Redeemed	(62,539,607)	(619,047,981)	(38,365,213)	(389,759,757)
Net Increase (Decrease)	(36,920,839)	(363,081,776)	20,856,201	211,769,279
Class Y
Shares Issued for Reinvested Dividends	399	$4,016	776	$7,895
Shares Redeemed	(20,307)	(200,433)	(6,559)	(67,095)
Net Increase (Decrease)	(19,908)	(196,417)	(5,783)	(59,200)
Class F
Shares Sold	8,509,786	$84,721,844	13,476,832	$137,115,774
Shares Issued for Reinvested Dividends	977,037	9,706,484	825,935	8,408,922
Shares Redeemed	(12,785,442)	(126,298,602)	(5,420,016)	(55,019,824)
Net Increase (Decrease)	(3,298,619)	(31,870,274)	8,882,751	90,504,872
Class SDR
Shares Sold	451,524	$4,538,943	470,090	$4,815,648
Shares Issued for Reinvested Dividends	77,520	770,620	91,827	933,777
Shares Redeemed	(1,981,117)	(19,654,225)	(1,125,076)	(11,495,912)
Net Increase (Decrease)	(1,452,073)	(14,344,662)	(563,159)	(5,746,487)
Total Net Increase (Decrease)	(42,912,167)	$(421,243,082)	33,035,744	$335,912,713
Short Duration Fund
Class A
Shares Sold	15,440,460	$150,902,270	16,976,712	$162,712,078
Shares Issued for Reinvested Dividends	3,152,922	30,867,467	3,213,416	30,876,322
Shares Redeemed	(19,874,938)	(194,164,222)	(29,842,003)	(285,830,826)
Net Increase (Decrease)	(1,281,556)	(12,394,485)	(9,651,875)	(92,242,426)
Class C
Shares Sold	702,961	$6,873,297	1,202,308	$11,576,548
Shares Issued for Reinvested Dividends	100,904	987,807	101,518	975,881
Shares Redeemed	(1,091,555)	(10,676,220)	(1,511,629)	(14,496,789)
Net Increase (Decrease)	(287,690)	(2,815,116)	(207,803)	(1,944,360)
Class I
Shares Sold	36,964,129	$359,131,378	30,084,611	$287,067,651
Shares Issued for Reinvested Dividends	2,035,034	19,799,401	1,520,220	14,529,278
Shares Redeemed	(24,855,025)	(241,172,086)	(27,910,853)	(265,829,525)
Net Increase (Decrease)	14,144,138	137,758,693	3,693,978	35,767,404

255

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	211,919	$2,068,611	202,658	$1,924,996
Shares Issued for Reinvested Dividends	11,586	113,398	10,137	97,287
Shares Redeemed	(40,035)	(390,477)	(155,148)	(1,508,462)
Net Increase (Decrease)	183,470	1,791,532	57,647	513,821
Class R4
Shares Sold	32,015	$311,906	185,996	$1,771,079
Shares Issued for Reinvested Dividends	17,340	169,505	18,481	177,243
Shares Redeemed	(37,153)	(361,491)	(350,363)	(3,339,960)
Net Increase (Decrease)	12,202	119,920	(145,886)	(1,391,638)
Class R5
Shares Sold	39,318	$380,756	46,025	$440,621
Shares Issued for Reinvested Dividends	11,440	111,320	9,928	94,857
Shares Redeemed	(30,252)	(294,206)	(33,078)	(317,319)
Net Increase (Decrease)	20,506	197,870	22,875	218,159
Class R6
Shares Sold	265,848	$2,554,160	11,636	$110,006
Shares Issued for Reinvested Dividends	12,181	117,552	10,515	99,697
Shares Redeemed	(175,003)	(1,682,765)	(35,031)	(332,780)
Net Increase (Decrease)	103,026	988,947	(12,880)	(123,077)
Class Y
Shares Sold	468,640	$4,523,566	62,172	$591,342
Shares Issued for Reinvested Dividends	24,655	239,606	13,637	130,088
Shares Redeemed	(365,017)	(3,561,348)	(100,027)	(952,348)
Net Increase (Decrease)	128,278	1,201,824	(24,218)	(230,918)
Class F
Shares Sold	31,978,869	$309,279,828	23,927,709	$227,540,248
Shares Issued for Reinvested Dividends	3,289,797	31,874,020	2,744,085	26,138,028
Shares Redeemed	(19,892,217)	(192,298,146)	(23,660,929)	(224,995,263)
Net Increase (Decrease)	15,376,449	148,855,702	3,010,865	28,683,013
Total Net Increase (Decrease)	28,398,823	$275,704,887	(3,257,297)	$(30,750,022)
Strategic Income Fund
Class A
Shares Sold	8,668,299	$68,658,493	7,805,533	$60,889,464
Shares Issued for Reinvested Dividends	2,416,403	19,081,155	2,194,594	17,022,879
Shares Redeemed	(8,866,387)	(69,990,338)	(7,285,509)	(56,488,910)
Net Increase (Decrease)	2,218,315	17,749,310	2,714,618	21,423,433
Class C
Shares Sold	3,565,156	$28,747,297	3,761,927	$29,842,006
Shares Issued for Reinvested Dividends	533,346	4,271,362	412,984	3,245,522
Shares Redeemed	(2,193,669)	(17,546,111)	(1,955,397)	(15,377,357)
Net Increase (Decrease)	1,904,833	15,472,548	2,219,514	17,710,171
Class I
Shares Sold	136,465,356	$1,085,568,957	114,773,428	$894,533,094
Shares Issued for Reinvested Dividends	15,852,804	125,602,258	11,503,880	89,581,978
Shares Redeemed	(79,636,069)	(630,835,797)	(62,678,099)	(486,514,671)
Net Increase (Decrease)	72,682,091	580,335,418	63,599,209	497,600,401
Class R3
Shares Sold	109,148	$856,282	75,440	$584,237
Shares Issued for Reinvested Dividends	23,880	188,308	24,271	187,884
Shares Redeemed	(149,870)	(1,187,874)	(153,493)	(1,190,889)
Net Increase (Decrease)	(16,842)	(143,284)	(53,782)	(418,768)
Class R4
Shares Sold	79,345	$623,155	53,755	$419,259
Shares Issued for Reinvested Dividends	45,458	357,564	52,782	408,930
Shares Redeemed	(670,736)	(5,333,799)	(85,870)	(669,130)
Net Increase (Decrease)	(545,933)	(4,353,080)	20,667	159,059

256

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	1,079,170	$8,539,068	1,242,505	$9,602,572
Shares Issued for Reinvested Dividends	291,045	2,292,017	282,131	2,181,837
Shares Redeemed	(1,102,289)	(8,693,329)	(1,663,782)	(12,831,837)
Net Increase (Decrease)	267,926	2,137,756	(139,146)	(1,047,428)
Class R6
Shares Sold	95,170,621	$756,910,106	12,060,834	$93,985,291
Shares Issued for Reinvested Dividends	6,866,091	54,099,721	2,528,931	19,575,532
Shares Redeemed	(17,754,896)	(139,364,466)	(11,159,658)	(86,870,776)
Net Increase (Decrease)	84,281,816	671,645,361	3,430,107	26,690,047
Class Y
Shares Sold	4,426,827	$35,057,647	7,459,737	$57,860,178
Shares Issued for Reinvested Dividends	1,005,595	7,903,266	804,755	6,225,069
Shares Redeemed	(4,354,919)	(34,186,096)	(3,683,984)	(28,476,785)
Net Increase (Decrease)	1,077,503	8,774,817	4,580,508	35,608,462
Class F
Shares Sold	20,218,638	$160,282,845	18,936,330	$147,473,534
Shares Issued for Reinvested Dividends	3,178,344	25,135,147	2,310,917	17,975,109
Shares Redeemed	(13,897,921)	(109,876,287)	(7,970,068)	(61,884,575)
Net Increase (Decrease)	9,499,061	75,541,705	13,277,179	103,564,068
Total Net Increase (Decrease)	171,368,770	$1,367,160,551	89,648,874	$701,289,445
Sustainable Municipal Bond Fund
Class A
Shares Sold	393,974	$3,924,682	283,642	$2,836,143
Shares Issued for Reinvested Dividends	69,221	688,506	64,883	648,093
Shares Redeemed	(472,858)	(4,688,654)	(484,340)	(4,815,213)
Net Increase (Decrease)	(9,663)	(75,466)	(135,815)	(1,330,977)
Class C
Shares Sold	—	$—	749	$7,205
Shares Issued for Reinvested Dividends	2,030	20,180	2,925	29,173
Shares Redeemed	(38,973)	(388,850)	(127,208)	(1,271,095)
Net Increase (Decrease)	(36,943)	(368,670)	(123,534)	(1,234,717)
Class I
Shares Sold	1,494,745	$14,826,905	1,729,248	$17,167,814
Shares Issued for Reinvested Dividends	118,983	1,180,474	137,388	1,368,511
Shares Redeemed	(2,885,154)	(28,594,306)	(1,764,709)	(17,505,127)
Net Increase (Decrease)	(1,271,426)	(12,586,927)	101,927	1,031,198
Class F
Shares Sold	407,068	$4,027,366	273,599	$2,722,633
Shares Issued for Reinvested Dividends	43,285	429,342	42,617	424,463
Shares Redeemed	(399,805)	(3,954,979)	(508,528)	(5,044,637)
Net Increase (Decrease)	50,548	501,729	(192,312)	(1,897,541)
Total Net Increase (Decrease)	(1,267,484)	$(12,529,334)	(349,734)	$(3,432,037)
Total Return Bond Fund
Class A
Shares Sold	12,532,154	$114,458,011	19,213,474	$174,929,842
Shares Issued for Reinvested Dividends	4,562,940	41,769,624	4,459,313	40,592,493
Shares Redeemed	(21,954,760)	(200,443,077)	(19,245,238)	(174,760,584)
Net Increase (Decrease)	(4,859,666)	(44,215,442)	4,427,549	40,761,751
Class C
Shares Sold	22,349	$205,489	38,751	$357,336
Shares Issued for Reinvested Dividends	8,509	78,753	13,946	128,206
Shares Redeemed	(153,039)	(1,406,565)	(299,455)	(2,757,115)
Net Increase (Decrease)	(122,181)	(1,122,323)	(246,758)	(2,271,573)

257

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	46,241,281	$417,921,160	76,488,941	$692,443,916
Shares Issued for Reinvested Dividends	4,667,136	42,332,537	2,846,575	25,764,702
Shares Redeemed	(42,161,814)	(381,516,088)	(49,160,830)	(443,795,414)
Net Increase (Decrease)	8,746,603	78,737,609	30,174,686	274,413,204
Class R3
Shares Sold	60,176	$563,342	81,095	$756,980
Shares Issued for Reinvested Dividends	13,292	125,124	14,692	137,550
Shares Redeemed	(139,624)	(1,307,344)	(88,074)	(827,632)
Net Increase (Decrease)	(66,156)	(618,878)	7,713	66,898
Class R4
Shares Sold	173,572	$1,612,674	213,133	$1,968,597
Shares Issued for Reinvested Dividends	34,298	320,076	44,469	412,570
Shares Redeemed	(489,223)	(4,564,096)	(296,831)	(2,741,071)
Net Increase (Decrease)	(281,353)	(2,631,346)	(39,229)	(359,904)
Class R5
Shares Sold	38,756	$357,053	106,422	$974,928
Shares Issued for Reinvested Dividends	4,074	37,672	7,666	70,452
Shares Redeemed	(21,163)	(195,065)	(196,251)	(1,819,500)
Net Increase (Decrease)	21,667	199,660	(82,163)	(774,120)
Class R6
Shares Sold	26,001,726	$236,739,921	45,258,326	$415,421,669
Shares Issued for Reinvested Dividends	3,178,084	29,011,119	1,631,907	14,902,626
Shares Redeemed	(14,183,189)	(129,074,165)	(12,449,112)	(113,358,957)
Net Increase (Decrease)	14,996,621	136,676,875	34,441,121	316,965,338
Class Y
Shares Sold	3,779,285	$34,474,280	1,988,579	$18,016,309
Shares Issued for Reinvested Dividends	387,006	3,547,065	408,585	3,731,608
Shares Redeemed	(4,221,493)	(38,524,762)	(3,416,526)	(31,164,120)
Net Increase (Decrease)	(55,202)	(503,417)	(1,019,362)	(9,416,203)
Class F
Shares Sold	50,867,466	$456,389,078	61,863,610	$555,025,540
Shares Issued for Reinvested Dividends	6,991,017	62,886,228	5,689,134	51,067,198
Shares Redeemed	(38,953,305)	(349,224,445)	(31,518,441)	(281,712,191)
Net Increase (Decrease)	18,905,178	170,050,861	36,034,303	324,380,547
Total Net Increase (Decrease)	37,285,511	$336,573,599	103,697,860	$943,765,938
World Bond Fund
Class A
Shares Sold	3,329,998	$33,382,012	3,984,040	$39,587,397
Shares Issued for Reinvested Dividends	1,036,294	10,301,151	890,356	8,849,978
Shares Redeemed	(5,129,746)	(51,442,554)	(6,362,370)	(63,014,476)
Net Increase (Decrease)	(763,454)	(7,759,391)	(1,487,974)	(14,577,101)
Class C
Shares Sold	278,412	$2,705,227	141,611	$1,359,780
Shares Issued for Reinvested Dividends	39,770	382,467	38,633	372,160
Shares Redeemed	(494,541)	(4,792,425)	(658,877)	(6,318,687)
Net Increase (Decrease)	(176,359)	(1,704,731)	(478,633)	(4,586,747)
Class I
Shares Sold	49,828,771	$505,304,587	35,227,028	$353,939,475
Shares Issued for Reinvested Dividends	4,543,626	45,715,160	3,763,295	37,809,616
Shares Redeemed	(40,884,947)	(413,470,318)	(52,483,182)	(524,994,202)
Net Increase (Decrease)	13,487,450	137,549,429	(13,492,859)	(133,245,111)
Class R3
Shares Sold	33,254	$330,984	28,340	$280,489
Shares Issued for Reinvested Dividends	4,537	44,545	4,032	39,664
Shares Redeemed	(63,375)	(626,996)	(17,833)	(174,317)
Net Increase (Decrease)	(25,584)	(251,467)	14,539	145,836

258

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

	For the Year Ended October 31, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	29,045	$293,301	55,657	$555,214
Shares Issued for Reinvested Dividends	5,683	56,565	4,756	47,425
Shares Redeemed	(72,367)	(720,320)	(48,865)	(486,240)
Net Increase (Decrease)	(37,639)	(370,454)	11,548	116,399
Class R5
Shares Sold	273,649	$2,775,708	208,438	$2,099,028
Shares Issued for Reinvested Dividends	36,247	364,422	31,782	319,401
Shares Redeemed	(326,642)	(3,305,613)	(201,397)	(2,021,146)
Net Increase (Decrease)	(16,746)	(165,483)	38,823	397,283
Class R6
Shares Sold	6,303,354	$64,124,536	4,524,255	$45,579,887
Shares Issued for Reinvested Dividends	763,145	7,719,960	571,456	5,770,854
Shares Redeemed	(4,578,690)	(46,680,426)	(3,523,976)	(35,492,399)
Net Increase (Decrease)	2,487,809	25,164,070	1,571,735	15,858,342
Class Y
Shares Sold	1,881,904	$19,180,788	1,867,795	$18,851,453
Shares Issued for Reinvested Dividends	366,782	3,698,430	346,687	3,494,155
Shares Redeemed	(3,707,253)	(37,660,021)	(3,099,354)	(31,025,410)
Net Increase (Decrease)	(1,458,567)	(14,780,803)	(884,872)	(8,679,802)
Class F
Shares Sold	78,984,475	$805,597,166	75,547,314	$764,053,122
Shares Issued for Reinvested Dividends	10,144,886	102,225,917	7,346,587	73,985,326
Shares Redeemed	(110,130,687)	(1,116,183,268)	(35,483,315)	(356,679,838)
Net Increase (Decrease)	(21,001,326)	(208,360,185)	47,410,586	481,358,610
Total Net Increase (Decrease)	(7,504,416)	$(70,679,015)	32,702,893	$336,787,709
12.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 27, 2025. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford mutual funds and ETFs) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. As of February 27, 2025, the interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an applicable margin. The facility also charges a commitment fee. From November 1, 2024 through February 27, 2025, the Funds (together with certain other Hartford mutual funds and ETFs) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the year ended October 31, 2025, none of the Funds had borrowings under these facilities.
13.
Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
14.
Recent Accounting Pronouncement:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU.

259

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2025

15.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

260

Report of Independent Registered Public Accounting Firm
To the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. and Shareholders of Hartford Dynamic Bond Fund, The Hartford Emerging Markets Local Debt Fund, The Hartford Floating Rate Fund, The Hartford High Yield Fund, The Hartford Inflation Plus Fund, Hartford Low Duration High Income Fund, The Hartford Municipal Opportunities Fund, Hartford Municipal Short Duration Fund, Hartford Schroders Core Fixed Income Fund, Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Hartford Schroders Tax-Aware Bond Fund, The Hartford Short Duration Fund, The Hartford Strategic Income Fund, Hartford Sustainable Municipal Bond Fund, The Hartford Total Return Bond Fund and The Hartford World Bond Fund

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Hartford Dynamic Bond Fund, The Hartford Emerging Markets Local Debt Fund, The Hartford Floating Rate Fund,  The Hartford High Yield Fund, The Hartford Inflation Plus Fund, Hartford Low Duration High Income Fund, The Hartford Municipal Opportunities Fund, Hartford Municipal Short Duration Fund,  The Hartford Short Duration Fund, The Hartford Strategic Income Fund, Hartford Sustainable Municipal Bond Fund, The Hartford Total Return Bond Fund, and The Hartford World Bond Fund (thirteen of the funds constituting The Hartford Mutual Funds, Inc.) and Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Hartford Schroders Tax-Aware Bond Fund, and Hartford Schroders Core Fixed Income Fund (three of the funds constituting The Hartford Mutual Funds II, Inc.) (hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
The financial statements of Hartford Schroders Core Fixed Income Fund as of and for the year ended October 31, 2022 and the financial highlights for the years or periods ended October 31, 2022 and October 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 27, 2022 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agents, portfolio companies, agent banks and brokers; when replies were not received from agent banks, portfolio companies and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 23, 2025
We have served as the auditor of one or more investment companies in the Hartford Funds group of investment companies since 2020.

261

Hartford Fixed Income Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

262

Hartford Fixed Income Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

263

Hartford Fixed Income Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by each Company during the period November 1, 2024 through October 31, 2025:
(1) All directors and all members of any advisory board for regular compensation:
        All series of The Hartford Mutual Funds, Inc.: $2,010,688
        All series of The Hartford Mutual Funds II, Inc.: $528,717
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. paid any remuneration to their officers. The aggregate remuneration paid to the CCO is as follows:
        All series of The Hartford Mutual Funds, Inc.: $203,427
        All series of The Hartford Mutual Funds II, Inc.: $53,279
(4) Each person of whom any officer or director of the Fund is an affiliated person: Not applicable.

264

Hartford Fixed Income Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

The Hartford Mutual Funds, Inc.
The Hartford Mutual Funds II, Inc.
Hartford Dynamic Bond Fund
The Hartford Emerging Markets Local Debt Fund
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Inflation Plus Fund
Hartford Low Duration High Income Fund
The Hartford Municipal Opportunities Fund
Hartford Municipal Short Duration Fund
Hartford Schroders Core Fixed Income Fund
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Hartford Schroders Tax-Aware Bond Fund
The Hartford Short Duration Fund
The Hartford Strategic Income Fund
Hartford Sustainable Municipal Bond Fund
The Hartford Total Return Bond Fund
The Hartford World Bond Fund
(each, a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At their meeting held on September 10-11, 2025, the Boards of Directors (collectively, the “Board”) of The Hartford Mutual Funds, Inc. (“HMF”) and The Hartford Mutual Funds II, Inc. (“HMF II”), including the Independent Directors, unanimously voted to approve (i) the continuation of an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and each of HMF, on behalf of each of Hartford Dynamic Bond Fund, The Hartford Emerging Markets Local Debt Fund, The Hartford Floating Rate Fund, The Hartford High Yield Fund, The Hartford Inflation Plus Fund, Hartford Municipal Short Duration Fund, The Hartford Short Duration Fund, The Hartford Strategic Income Fund, Hartford Sustainable Municipal Bond Fund, The Hartford Total Return Bond Fund, and The Hartford World Bond Fund, and HMF II, on behalf of each of Hartford Schroders Core Fixed Income Fund, Hartford Schroders Emerging Markets Multi-Sector Bond Fund, and Hartford Schroders Tax-Aware Bond Fund (the “Management Agreement”); (ii) the continuation of a separate investment management agreement by and between HFMC and HMF, on behalf of each of Hartford Low Duration High Income Fund and The Hartford Municipal Opportunities Fund (the “2013 Investment Management Agreement” and together with the Management Agreement, the “Management Agreements”); (iii) with respect to each of Hartford Dynamic Bond Fund, The Hartford Emerging Markets Local Debt Fund, The Hartford Floating Rate Fund, The Hartford High Yield Fund, The Hartford Inflation Plus Fund, Hartford Low Duration High Income Fund, The Hartford Municipal Opportunities Fund, Hartford Municipal Short Duration Fund, The Hartford Short Duration Fund, The Hartford Strategic Income Fund, Hartford Sustainable Municipal Bond Fund, The Hartford Total Return Bond Fund and The Hartford World Bond Fund, the continuation of an investment sub-advisory agreement (the “Wellington Sub-Advisory Agreement”) between HFMC and Wellington Management Company LLP (“Wellington”); (iv) with respect to Hartford Schroders Core Fixed Income Fund, Hartford Schroders Emerging Markets Multi-Sector Bond Fund and Hartford Schroders Tax-Aware Bond Fund, the continuation of an investment sub-advisory agreement (the “Schroders Sub-Advisory Agreement” and together with the Wellington Sub-Advisory Agreement, the “Sub-Advisory Agreements”) by and between HFMC and Schroder Investment Management North America Inc. (“SIMNA Inc.”); and (v) with respect to Hartford Schroders Emerging Markets Multi-Sector Bond Fund and Hartford Schroders Tax-Aware Bond Fund (the “Sub-Sub-Advised Funds”), the continuation of a separate sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement” and together with the Management Agreement and Sub-Advisory Agreements, the “Agreements”) by and between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Ltd.,” and together with Wellington and SIMNA Inc., the “Sub-advisers,” and together with HFMC, the “Advisers”).
In the months preceding the September 10-11, 2025 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board and its committees at their meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Agreements that was presented at the Board’s meetings held on June 17-18, 2025 and September 10-11, 2025. Information provided to the Board and its committees at their meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk

265

Hartford Fixed Income Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

management matters, sales and marketing activity, shareholder services, and the other services provided to each Fund by the Advisers and their affiliates. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 17-18, 2025 and September 10-11, 2025 concerning the Agreements, Fund fees and expenses and performance and other investment-related matters.
The Independent Directors engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, actual management fees, total expense ratios and investment performance compared to those of an appropriate group of investment companies selected by Broadridge. The Independent Directors also engaged an independent consultant (the “Consultant”) to assist them in evaluating each Fund’s fees and expenses.
In determining whether to approve the continuation of the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Funds and the Independent Directors were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Directors met separately with independent legal counsel and the Consultant on June 11, 2025 and in executive session on several occasions to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the June 11, 2025 and June 17-18, 2025 meetings, the Independent Directors presented HFMC and its affiliates with requests for additional information on certain topics. HFMC responded to these requests with additional information in connection with the September 10-11, 2025 meeting. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.
Nature, Extent and Quality of Services Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as each Adviser’s willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford funds.
The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board reviewed information about each Adviser’s compliance policies and procedures and compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, including the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ risk management programs, as well as the efforts of the Advisers to address cybersecurity risks. The Board also considered HFMC’s investments in business continuity planning designed to benefit the Funds. The Board also noted HFMC’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Funds and their service providers operate.
With respect to HFMC, the Board noted that, under the Management Agreements, HFMC is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of investment advisory and administrative services in connection with selecting, monitoring and supervising each Sub-adviser. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by a Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered HFMC’s periodic due diligence reviews of each Sub-adviser and ongoing oversight of each Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by each Sub-adviser, and approach to risk management with respect to the

266

Hartford Fixed Income Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Funds. The Board considered HFMC’s oversight of the securities lending program for the Funds that engage in securities lending and noted the income earned by the Funds that participate in such program. The Board also considered HFMC’s day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s oversight in this regard.
In addition, the Board considered HFMC’s overall strategic plan for, and ongoing commitment to review and re-assess, the Hartford funds product line-up. The Board also considered the expenses that HFMC had incurred, as well as the risks HFMC had assumed, in connection with the launch of new funds and changes to existing Hartford funds in recent years. The Board considered that HFMC is responsible for providing the Funds’ officers.
With respect to each Sub-adviser, which provides certain day-to-day portfolio management services for the applicable Funds, subject to oversight by HFMC, the Board considered, among other things, each Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience and expertise of each Fund’s portfolio manager(s), and each Sub-adviser’s method for compensating the portfolio manager(s). The Board also considered each Sub-adviser’s succession planning practices to ensure continuity of portfolio management services provided to the Funds and HFMC’s oversight of these practices.
The Board considered the benefits to shareholders of being part of the family of Hartford funds, including, with respect to certain share classes, the right to exchange investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other Hartford mutual funds (excluding the Hartford mutual funds that are series of Hartford Series Fund, Inc.), and the ability to combine holdings in a Fund with holdings in certain classes of other Hartford mutual funds  and 529 plans for which HFMC serves as the program manager to obtain a reduced sales charge. The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in sponsoring and providing ongoing services to new funds to expand these opportunities for shareholders. In addition, the Board observed that in the marketplace there are a range of investment options available to each Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have chosen to invest in the Fund.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by HFMC and, as applicable, the Sub-advisers.
Performance of each Fund and the Advisers
The Board considered the investment performance of each Fund and with respect to the Hartford Schroders Core Fixed Income Fund, the Board noted that the performance included the performance of its predecessor fund, Schroder Core Bond Fund (the “Predecessor Fund”). Effective after the close of business on November 12, 2021, the Predecessor Fund was reorganized into the Hartford Schroders Core Fixed Income Fund. The Board noted that the Predecessor Fund had been advised by SIMNA Inc. and sub-advised by SIMNA Ltd. In this regard, the Board reviewed the performance of each Fund over different time periods and evaluated HFMC’s analysis of each Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Broadridge comparing the investment performance of each Fund to an appropriate universe of peer funds selected by Broadridge. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating a Hartford fund’s investment performance, the Board recognized the limitations of such data, including that notable differences may exist between a Hartford fund and its peers. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.
The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the continuation of the Agreements. These reports included, among other things, information on each Fund’s gross returns and net returns, the Fund’s investment performance compared to one or more appropriate benchmarks and relevant groups or categories of peer funds, various statistics concerning the Fund’s portfolio, a narrative summary of various factors affecting Fund performance, and commentary on the effect of current and recent market conditions. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the continuation of the Agreements. The Board considered that the Investment Committee, in its evaluation of investment performance at meetings throughout the year, focused particular attention on information indicating less favorable performance of certain Hartford funds for specific time periods and discussed with HFMC’s Investment Advisory Group the reasons for such performance as well as any specific actions that the Advisers had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions. The Board also considered information provided by the Consultant relating to each Fund’s performance track record.

267

Hartford Fixed Income Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Based on these considerations, the Board concluded that it had continued confidence in HFMC’s and each Sub-adviser’s overall capabilities to manage the applicable Funds.
Costs of the Services and Profitability of the Advisers
The Board reviewed information regarding HFMC’s cost to provide investment management and related services to each Fund and HFMC’s profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to each Fund and all aspects of their relationship with the Fund, including information regarding profitability trends over time and information provided by Broadridge analyzing the profitability of investment managers to other fund complexes. The Board also requested and received information relating to the operations and profitability of the Sub-advisers. The Board considered representations from HFMC, Wellington and SIMNA Inc. that each of Wellington’s and SIMNA Inc.’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by HFMC and not the Funds. The Board also considered that SIMNA Ltd. is an affiliate of SIMNA Inc. and that SIMNA Ltd.’s sub-sub-advisory fees would be paid by SIMNA Inc., not the Sub-Sub-Advised Funds. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreements and the Sub-Sub-Advisory Agreement.
The Board considered that the Independent Directors’ prior independent consultant had previously reviewed the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Management Agreements, including a description of the methodology used to allocate certain expenses. The Board noted that the prior independent consultant previously reported that such process is reasonable, sound and consistent with common industry practice. The Board noted that HFMC’s process for calculating and reporting Fund profitability is consistent with the process previously reviewed by the prior independent consultant.
Based on these considerations, the Board concluded that the profits realized by HFMC and its affiliates from their relationships with each Fund were not excessive.
Comparison of Fees and Services Provided by the Advisers
The Board considered comparative information with respect to the services rendered to and the management fees to be paid by each Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the applicable Sub-advisers with respect to each applicable Fund. In this regard, the Board requested and reviewed information from HFMC and the Sub-advisers. relating to the management and sub-advisory fees, including the sub-advisory fee schedule(s) for each applicable Fund and the amount of the management fee retained by HFMC, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and total expense ratios relative to an appropriate group of funds selected by Broadridge. For details regarding each Fund’s fees and expenses, see the Fund-by-Fund synopsis below.
The Board considered the methodology used by Broadridge to select the funds included in the expense groups. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given, among other differences, the different service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the independent analysis and views of the Consultant regarding each Fund’s fees and total operating expenses in the context of the Fund’s investment performance.
The Board received information regarding fees charged by HFMC to other Hartford funds that are exchange-traded funds (“ETFs”) with investment strategies similar to those of The Hartford Municipal Opportunities Fund, the Hartford Schroders Tax-Aware Bond Fund, and The Hartford Total Return Bond Fund. The Board reviewed information about structural, operational and other differences between the ETFs and the Funds, including differences in the services provided to each type of product and differences in the marketplace in which each type of product must compete. The Board also received information regarding fees charged by the Sub-advisers to any other clients with investment strategies similar to those of the Funds, including any institutional separate account clients and registered fund clients for which a Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered the explanations provided by the Sub-advisers about any differences between a Sub-adviser’s services to the Funds and the services a Sub-adviser provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.
Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services provided.

268

Hartford Fixed Income Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board reviewed the breakpoints in the management fee schedule for each Fund, if any, which reduce fee rates as the Fund’s assets grow over time. The Board recognized that a Fund with assets beyond the highest breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower effective management fee rates. The Board also recognized that a fee schedule that reaches a breakpoint at a lower asset level provides shareholders with the benefit of anticipated or potential economies of scale. The Board considered that expense limitations and fee waivers that reduce a Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. In addition, the Board considered that initially setting competitive fee rates, pricing a Fund to scale at inception, and making additional investments intended to enhance services available to shareholders are other means of sharing anticipated or potential economies of scale with shareholders. The Board also considered that HFMC has been active in managing expenses of the Hartford funds in recent years, which has resulted in benefits being realized by shareholders. The Board also noted that, for each of The Hartford Emerging Markets Local Debt Fund, Hartford Municipal Short Duration Fund, Hartford Schroders Core Fixed Income Fund, Hartford Schroders Emerging Markets Multi-Sector Bond Fund, and Hartford Sustainable Municipal Bond Fund, the Fund’s current low asset levels have kept the Fund from fully realizing the benefits of anticipated or potential economies of scale. The Board considered HFMC’s assessment of the low asset levels for each of The Hartford Emerging Markets Local Debt Fund, Hartford Municipal Short Duration Fund, Hartford Schroders Core Fixed Income Fund, Hartford Schroders Emerging Markets Multi-Sector Bond Fund, and Hartford Sustainable Municipal Bond Fund.
The Board reviewed and evaluated materials from Broadridge showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC and Broadridge, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.
After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Fund’s shareholders based on currently available information and the effective management fees and total expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor any future growth in each Fund’s assets and the appropriateness of additional management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.
The Board noted that HFMC receives fees for fund accounting and related services from the Funds, and the Board considered information on the profitability to HFMC from providing such services to the Funds. The Board also considered that each Fund pays a transfer agency fee to Hartford Administrative Services Company (“HASCO”), an affiliate of HFMC, equal to the lesser of: (i) the actual costs incurred by HASCO in connection with the provisions of transfer agency services, including payments made to sub-transfer agents, plus a reasonable target profit margin; or (ii) a specified amount as set forth in the Transfer Agency and Service Agreement by and between HMF, on behalf of its Funds, HMF II, on behalf of its Funds, and HASCO. The Board reviewed information about the profitability to HASCO of the Funds’ transfer agency function. The Board considered information provided by HFMC indicating that the transfer agency fees charged by HASCO to the Funds were fair and reasonable based on available industry data about fees charged by transfer agents to other mutual funds. The Board also noted that HFMC and HASCO had delegated certain fund accounting services and transfer agency services, respectively, to external service providers, subject to oversight.
The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Funds. The Board noted that, as principal underwriter, HFD receives distribution and service fees from the Funds and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares. The Board considered that HFD has entered into an agreement with Wellington and Wellington Trust Company NA to provide certain marketing support services in connection with certain collective investment trust vehicles managed by Wellington.  The Board also considered that HFD has entered into an agreement with SIMNA Inc. and SEI Trust Company to provide certain marketing support services in connection with certain collective investment trust vehicles managed by SIMNA Inc. The Board further considered that Schroder Fund Advisors LLC (“SFA”), a wholly-owned subsidiary of SIMNA Inc., has entered into an additional compensation arrangement with HFMC and HFD. The Board considered that under this arrangement, SFA is involved in the distribution of the Class SDR shares of the applicable Funds, and HFMC compensates SFA for such services.

269

Hartford Fixed Income Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board considered the benefits, if any, to the Sub-advisers from any use of a Fund’s brokerage commissions to obtain soft dollar research.  The Board also considered that SIMNA Inc. has entered into a solicitation agreement with HFMC pursuant to which HFMC provides certain marketing support services with respect to investment strategy models offered by SIMNA Inc. through its managed account platforms.
Fund-by-Fund Factors
For purposes of evaluating a Fund’s performance, the Board considered the Fund’s performance relative to similarly managed funds and the Fund’s performance relative to its benchmark. In particular, the Board considered the Fund’s performance of its Class A shares (net of all fees and expenses), except for Hartford Schroders Core Fixed Income Fund, for which the Board considered the Fund’s performance of its Class I shares (net of all fees and expenses), as of March 31, 2025, and compared that performance to the Fund’s peer universe, which includes all funds within the same classification or category, as determined by Broadridge. The Board considered the Fund’s performance relative to its peer universe by evaluating its quintile ranking, with the 1st quintile representing the top performing funds within a peer universe and the 5th quintile representing the lowest performing funds. For purposes of evaluating the Fund’s performance relative to its benchmark, the Board considered the Fund’s performance of its Class I shares (net of all fees and expenses) as of March 31, 2025. The Board considered Fund performance to be “in line with” a Fund’s benchmark where it was 50 basis points above or below the benchmark return. With respect to fees and expenses, the Board considered the Fund’s contractual management fee, actual management fee, and total operating expenses of its Class A shares, except for Hartford Schroders Core Fixed Income Fund, for which the Board considered the Fund’s total operating expenses of its Class I shares, as compared to the Fund’s expense peer group, which includes a group of similarly sized funds selected by Broadridge.
Hartford Dynamic Bond Fund
•
The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1-year period. The Board also noted that the Fund’s performance was below its custom blended evaluation benchmark for the 1-year period.
•
The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee was in the 2nd quintile and its total expenses were in the 5th quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
The Hartford Emerging Markets Local Debt Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period, in line with its benchmark for the 3-year period, and above its benchmark for the 5-year period.
•
The Board noted that the Fund’s contractual management fee and total expenses were in the 4th quintile of its expense group, while its actual management fee was in the 2nd quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
The Hartford Floating Rate Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period and the 5th quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board also noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee and its total expenses were in the 5th quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
The Hartford High Yield Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-year period and the 3rd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods.

270

Hartford Fixed Income Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

•
The Board noted that the Fund’s contractual management fee and actual management fee were in the 1st quintile of its expense group, while its total expenses were in the 2nd quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
The Hartford Inflation Plus Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-year period and the 2nd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period and in line with its benchmark for the 3- and 5-year periods. The Board also noted upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 4th quintile of its expense group. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund, and HASCO had contractually agreed to limit its transfer agency fee for Class A shares of the Fund.
Hartford Low Duration High Income Fund
•
The Board noted that the Fund’s performance was in the 4th quintile, 2nd quintile, and 3rd quintile versus its peer universe for the 1-, 3- and 5-year periods, respectively. The Board also noted that the Fund’s performance was below its benchmark for the 1- and 3-year periods and in line with its benchmark for the 5-year period.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and its total expenses were in the 2nd quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
The Hartford Municipal Opportunities Fund
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1-year period and the 3rd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and its total expenses were in the 2nd quintile.
Hartford Municipal Short Duration Fund
•
The Board noted that the Fund’s performance was in the 4th quintile, 5th quintile, and 4th quintile versus its peer universe for the 1-, 3- and 5-year periods, respectively. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee was in the 1st quintile and its total expenses were in the 4th quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
Hartford Schroders Core Fixed Income Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile and 4th quintile versus its peer universe for the 1- and 3-year periods, respectively. The Board also noted that the Fund’s performance was in line with its benchmark for the 1- and 3-year periods and above its benchmark for the 5-year period. The Board noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee and its actual management fee were in the 1st quintile of its expense group, while its total expenses were in the 3rd quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.

271

Hartford Fixed Income Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
•
The Board noted that the Fund’s performance was in the 4th quintile, 2nd quintile, and 4th quintile versus its peer universe for the 1-, 3- and 5-year periods, respectively. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-year period and above its benchmark for the 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
Hartford Schroders Tax-Aware Bond Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period and the 1st quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee and its total expenses were in the 1st quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
The Hartford Short Duration Fund
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1-year period and the 2nd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-year period and above its benchmark for the 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee was in the 4th quintile and its total expenses were in the 5th quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for certain share classes of the Fund, and HASCO had contractually agreed to limit its transfer agency fee for Class A and Class I shares of the Fund.
The Hartford Strategic Income Fund
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1-year period and the 2nd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was above its custom blended evaluation benchmark for the 1- and 5-year periods and in line with its benchmark for the 3-year period. The Board also noted upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee and its actual management fee were in the 1st quintile of its expense group, while its total expenses were in the 2nd quintile, and HASCO had contractually agreed to limit its transfer agency fee for Class I shares of the Fund.
Hartford Sustainable Municipal Bond Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-year period and the 3rd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period and in line with its benchmark for the 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
The Hartford Total Return Bond Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period and the 2nd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was in line with its benchmark for the 1- and 3-year periods and above its benchmark for the 5-year period. The Board also noted upcoming changes to the Fund’s portfolio management team.

272

Hartford Fixed Income Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and total expenses were in the 2nd quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for certain share classes of the Fund, and HASCO had contractually agreed to limit its transfer agency fee for Class I shares of the Fund.
The Hartford World Bond Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile, 1st quintile, and 2nd quintile versus its peer universe for the 1-, 3- and 5-year periods, respectively. The Board also noted that the Fund’s performance was above its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 4th quintile of its expense group, while its actual management fee and its total expenses were in the 5th quintile.
 * * * *
Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

273

Hartford Fixed Income Funds
Index Glossary for Indices Included in the Annual Shareholder Report (Unaudited)

Bloomberg 1-3 Year US Government/Credit Index (reflects no
deduction for fees, expenses or taxes) is comprised of the US
Government/Credit component of the Bloomberg US Aggregate Bond
Index. The 1-3 Year Government/Credit Index includes securities in the 1-3 year maturity range in the Government/Credit Index.

Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes) is composed of government, government-related and corporate bonds, as well as asset-backed, mortgage-backed and commercial mortgage-backed securities from both developed and emerging markets issuers.

Bloomberg Global Treasury Index (reflects no deduction for fees, expenses or taxes) tracks fixed-rate, local currency government debt of investment grade countries, including both developed and emerging markets. The index represents the treasury sector of the Bloomberg
Global Aggregate Index.

Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the
Bloomberg Municipal Bond Index. It is a rules-based market
value-weighted index of bonds with maturities of 1 year to 17 years engineered for the tax-exempt bond market.

Bloomberg Municipal Bond Short 1-5 Year Index (reflects no
deduction for fees, expenses or taxes) measures the performance of municipal bonds with time to maturity of more than one year and less than five years.

Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax-exempt bond market.
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through
securities, and asset-backed securities.

Bloomberg US Corporate High Yield Bond Index (reflects no
deduction for fees, expenses or taxes) is a market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and
nonconvertible debt registered with the US Securities and Exchange
Commission.

Bloomberg US TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) represents US Treasury inflation-protected securities having a maturity of at least 1 year and less than 10 years.
Bloomberg US TIPS Index (reflects no deduction for fees, expenses or taxes) represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in US currency, and have more than one year to maturity.

FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of fixed-rate, local currency, investment grade sovereign bonds.
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes) is a subset of ICE BofA US
Cash Pay High Yield Index including all securities with a remaining term to final maturity less than 3 years and rated BB1 through B3, inclusive.

JP Morgan Emerging Markets Blended Index (JEMB) - Equal
Weighted (reflects no deduction for fees, expenses or taxes) is a blended index produced by JP Morgan that is comprised of 1/3 JP
Morgan GBI Emerging Markets Global Diversified Index, 1/3 JP
Morgan EMBI Global Diversified Index, and 1/3 JP Morgan CEMBI
Broad Diversified Index. The JEMB - Equal Weighted is designed to blend US dollar and local currency denominated sovereign,
quasi-sovereign and corporate bonds in equal proportion.

JP Morgan GBI Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes) is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic-currency government bonds to which international investors can gain exposure.

Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market value-weighted index that is designed to measure the performance of the US leveraged loan market based upon market weightings, spreads and interest
payments.

Additional Information Regarding Bloomberg Index(es).
“Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC
("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or
warranty, express or implied, to the owners of or counterparties to the
Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above
referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the
Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the
Funds' customers, in connection with the administration, marketing or trading of the Funds.

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR
THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG
INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO
LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS
THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY,
EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY
HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR
ENTITY FROM THE USE OF THE ABOVE REFERENCED

274

Hartford Fixed Income Funds
Index Glossary for Indices Included in the Annual Shareholder Report (Unaudited) – (continued)

BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO.
BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED
WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE
OR USE WITH RESPECT TO THE ABOVE REFERENCED
BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO.
WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM
EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND
ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS,
AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY
OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR
DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL,
INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN
CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG
INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO
--WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE,
EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

275

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFAR-FI25 12/25 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed herewith.
(a)(2)	Not applicable.
(a)(3)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: January 2, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President (principal executive officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 2, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President (principal executive officer)

Date: January 2, 2026	By:	/s/ Ankit Puri
Ankit Puri
Treasurer (principal financial officer)